UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	45,427	1,072,526
Total Investment Companies (cost $1,053,006)		1,072,526
Total Investments 100.0% (cost $1,053,006)		1,072,526
Other Assets and Liabilities, Net (0.0)%		(217)
Total Net Assets 100.0%		1,072,309

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	236,446	3,437,921
Total Investment Companies (cost $3,062,311)		3,437,921
Total Investments 100.0% (cost $3,062,311)		3,437,921
Other Assets and Liabilities, Net (0.0)%		(1,106)
Total Net Assets 100.0%		3,436,815

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1	655	6,554
Total Investment Companies (cost $6,588)		6,554
Total Investments 100.0% (cost $6,588)		6,554
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		6,551

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	45,420	524,596
Total Investment Companies (cost $544,400)		524,596
Total Investments 100.0% (cost $544,400)		524,596
Other Assets and Liabilities, Net (0.0)%		(152)
Total Net Assets 100.0%		524,444

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	29,104	754,958
Total Investment Companies (cost $697,868)		754,958
Total Investments 100.0% (cost $697,868)		754,958
Other Assets and Liabilities, Net (0.0)%		(223)
Total Net Assets 100.0%		754,735

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	132,895	6,968,995
Total Investment Companies (cost $6,086,793)		6,968,995
Total Investments 100.0% (cost $6,086,793)		6,968,995
Other Assets and Liabilities, Net (0.0)%		(2,514)
Total Net Assets 100.0%		6,966,481

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	98,879	2,004,277
Total Investment Companies (cost $1,927,114)		2,004,277
Total Investments 100.0% (cost $1,927,114)		2,004,277
Other Assets and Liabilities, Net (0.0)%		(711)
Total Net Assets 100.0%		2,003,566

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	58,019	1,354,170
Total Investment Companies (cost $1,299,573)		1,354,170
Total Investments 100.0% (cost $1,299,573)		1,354,170
Other Assets and Liabilities, Net (0.0)%		(500)
Total Net Assets 100.0%		1,353,670

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	7,070	273,593
Total Investment Companies (cost $254,694)		273,593
Total Investments 100.0% (cost $254,694)		273,593
Other Assets and Liabilities, Net (0.0)%		(75)
Total Net Assets 100.0%		273,518

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	5,667	132,957
Total Investment Companies (cost $133,202)		132,957
Total Investments 100.0% (cost $133,202)		132,957
Other Assets and Liabilities, Net (0.0)%		(38)
Total Net Assets 100.0%		132,919

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	17,979	488,485
Total Investment Companies (cost $506,522)		488,485
Total Investments 100.0% (cost $506,522)		488,485
Other Assets and Liabilities, Net (0.0)%		(141)
Total Net Assets 100.0%		488,344

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	11,829	303,296
Total Investment Companies (cost $288,693)		303,296
Total Investments 100.0% (cost $288,693)		303,296
Other Assets and Liabilities, Net (0.0)%		(84)
Total Net Assets 100.0%		303,212

(a)  Investment in affiliate.

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.9%
JNL Multi-Manager Alternative Fund - Class I (11.4%) (a)	13,283	134,558
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (10.4%) (a)	4,531	59,896
JNL/AQR Managed Futures Strategy Fund - Class I (17.8%) (a)	6,396	52,254
JNL/BlackRock Global Long Short Credit Fund - Class I (20.4%) (a)	2,305	22,423
JNL/Boston Partners Global Long Short Equity Fund - Class I (25.1%) (a)	11,651	127,000
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (22.0%) (a)	7,916	74,019
JNL/First State Global Infrastructure Fund - Class I (3.2%) (a)	2,166	29,461
JNL/Heitman U.S. Focused Real Estate Fund - Class I (20.8%) (a)	2,926	29,437
JNL/Invesco Global Real Estate Fund - Class I (1.5%) (a)	2,228	22,283
JNL/Neuberger Berman Currency Fund - Class I (28.3%) (a)	2,927	29,940
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (18.8%) (a)	3,284	37,540
JNL/Nicholas Convertible Arbitrage Fund - Class I (18.0%) (a)	2,878	29,931
JNL/PPM America Long Short Credit Fund - Class I (30.2%) (a)	3,283	29,912
JNL/Westchester Capital Event Driven Fund - Class I (30.8%) (a)	6,315	67,322
		745,976
Domestic Equity 29.2%
JNL Multi-Manager Mid Cap Fund - Class I (15.0%) (a)	11,547	156,927
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	669	22,405
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,843	29,704
JNL/DFA U.S. Small Cap Fund - Class I (14.9%) (a)	1,352	15,140
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (10.2%) (a)	10,157	172,359
JNL/Morningstar Wide Moat Index Fund - Class I (37.5%) (a)	10,101	104,745
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,583	134,707
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	8,089	149,161
JNL/The London Company Focused U.S. Equity Fund - Class I (77.0%) (a)	5,583	89,208
		874,356
Domestic Fixed Income 16.4%
JNL/Crescent High Income Fund - Class I (4.9%) (a)	2,710	29,922
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	7,010	97,022
JNL/DoubleLine Total Return Fund - Class I (6.9%) (a)	13,722	149,428
JNL/PIMCO Income Fund - Class I (6.6%) (a)	6,689	67,288
JNL/PIMCO Real Return Fund - Class I (1.2%) (a)	2,247	22,402
JNL/PPM America Total Return Fund - Class I (6.4%) (a)	6,298	74,631
JNL/Scout Unconstrained Bond Fund - Class I (9.8%) (a)	5,299	52,245
		492,938
Emerging Markets Equity 5.3%
JNL/GQG Emerging Markets Equity Fund - Class I (16.5%) (a)	8,494	79,076
JNL/Lazard Emerging Markets Fund - Class I (4.6%) (a)	3,677	36,661
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.0%) (a)	4,072	42,550
		158,287
Global Equity 4.2%
JNL/Harris Oakmark Global Equity Fund - Class I (9.5%) (a)	7,765	89,301
	Shares	Value ($)
JNL/Loomis Sayles Global Growth Fund - Class I (14.2%) (a)	3,685	37,441
		126,742
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.4%) (a)	8,359	89,864
International Equity 13.5%
JNL Multi-Manager International Small Cap Fund - Class I (16.4%) (a)	4,442	44,778
JNL/Causeway International Value Select Fund - Class I (10.5%) (a)	10,551	179,363
JNL/WCM Focused International Equity Fund - Class I (12.2%) (a)	11,763	179,743
		403,884
International Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (18.7%) (a)	9,603	104,763
Total Investment Companies (cost $2,872,520)		2,996,810
Total Investments 100.0% (cost $2,872,520)		2,996,810
Other Assets and Liabilities, Net (0.0)%		(747)
Total Net Assets 100.0%		2,996,063

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 50.0%
JNL Multi-Manager Alternative Fund - Class I (19.8%) (a)	22,975	232,736
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (19.2%) (a)	8,345	110,317
JNL/AQR Managed Futures Strategy Fund - Class I (30.6%) (a)	11,023	90,056
JNL/BlackRock Global Long Short Credit Fund - Class I (29.4%) (a)	3,315	32,254
JNL/Boston Partners Global Long Short Equity Fund - Class I (43.2%) (a)	20,097	219,053
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (40.0%) (a)	14,368	134,345
JNL/First State Global Infrastructure Fund - Class I (5.3%) (a)	3,667	49,872
JNL/Heitman U.S. Focused Real Estate Fund - Class I (35.6%) (a)	5,023	50,537
JNL/Invesco Global Real Estate Fund - Class I (2.6%) (a)	3,825	38,247
JNL/Neuberger Berman Currency Fund - Class I (49.1%) (a)	5,075	51,922
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (32.7%) (a)	5,714	65,307
JNL/Nicholas Convertible Arbitrage Fund - Class I (31.1%) (a)	4,962	51,610
JNL/PPM America Long Short Credit Fund - Class I (45.6%) (a)	4,958	45,169
JNL/Westchester Capital Event Driven Fund - Class I (53.2%) (a)	10,910	116,302
		1,287,727
Domestic Equity 18.3%
JNL Multi-Manager Mid Cap Fund - Class I (6.8%) (a)	5,212	70,829
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	384	12,862
JNL Multi-Manager Small Cap Value Fund - Class I (1.5%) (a)	1,186	19,121
JNL/DFA U.S. Small Cap Fund - Class I (1.9%) (a)	177	1,981
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.2%) (a)	6,122	103,898
JNL/Morningstar Wide Moat Index Fund - Class I (20.8%) (a)	5,609	58,171
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,864	97,192
JNL/T. Rowe Price Value Fund - Class I (2.3%) (a)	5,904	108,875
		472,929
Domestic Fixed Income 13.3%
JNL/Crescent High Income Fund - Class I (3.2%) (a)	1,757	19,395

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,659	64,481
JNL/DoubleLine Total Return Fund - Class I (4.8%) (a)	9,454	102,957
JNL/PIMCO Income Fund - Class I (4.4%) (a)	4,498	45,252
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,936	19,302
JNL/PPM America Total Return Fund - Class I (4.4%) (a)	4,353	51,583
JNL/Scout Unconstrained Bond Fund - Class I (7.2%) (a)	3,920	38,653
		341,623
Emerging Markets Equity 3.4%
JNL/GQG Emerging Markets Equity Fund - Class I (9.3%) (a)	4,791	44,600
JNL/Lazard Emerging Markets Fund - Class I (2.4%) (a)	1,933	19,268
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.4%) (a)	2,212	23,116
		86,984
Global Equity 2.5%
JNL/Harris Oakmark Global Equity Fund - Class I (4.1%) (a)	3,328	38,270
JNL/Loomis Sayles Global Growth Fund - Class I (9.6%) (a)	2,500	25,400
		63,670
Global Fixed Income 2.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.5%) (a)	5,393	57,972
International Equity 7.8%
JNL Multi-Manager International Small Cap Fund - Class I (9.3%) (a)	2,517	25,373
JNL/Causeway International Value Select Fund - Class I (4.9%) (a)	4,933	83,865
JNL/WCM Focused International Equity Fund - Class I (6.1%) (a)	5,942	90,787
		200,025
International Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.6%) (a)	5,936	64,758
Total Investment Companies (cost $2,498,944)		2,575,688
Total Investments 100.0% (cost $2,498,944)		2,575,688
Other Assets and Liabilities, Net (0.0)%		(667)
Total Net Assets 100.0%		2,575,021

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 31.6%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	16,541	240,505
American Funds Insurance Series - Growth Fund - Class 1	2,741	224,268
American Funds Insurance Series - Growth-Income Fund - Class 1	5,151	270,118
		734,891
Domestic Fixed Income 35.0%
American Funds American High-Income Trust - Class R-6	9,073	93,000
American Funds Bond Fund of America - Class R-6	36,084	449,969
American Funds Inflation Linked Bond Fund - Class R-6	5,981	57,539
American Intermediate Bond Fund of America - Class R-6	16,341	213,742
		814,250
Emerging Markets Equity 3.9%
American Funds New World Fund - Class R-6	1,430	91,570
Global Equity 19.7%
American Funds Capital World Growth and Income Fund - Class R-6	1,020	52,212
	Shares	Value ($)
American Funds Insurance Series - Global Growth Fund - Class 1	6,144	186,217
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,360	127,409
American Funds SMALLCAP World Fund - Class R-6	1,518	93,090
		458,928
International Equity 5.2%
American Funds Insurance Series - International Fund - Class 1	5,947	120,548
International Fixed Income 4.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	11,043	104,021
Total Investment Companies (cost $2,226,918)		2,324,208
Total Investments 99.9% (cost $2,226,918)		2,324,208
Other Assets and Liabilities, Net 0.1%		1,471
Total Net Assets 100.0%		2,325,679

(a)  Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.1%
American Funds Insurance Series - Growth Fund - Class 1	3,746	306,489
American Funds Insurance Series - Growth-Income Fund - Class 1	6,786	355,887
American Washington Mutual Investors Fund - Class R-6	6,660	311,206
		973,582
Domestic Fixed Income 17.4%
American Funds American High-Income Trust - Class R-6	4,849	49,698
American Funds Bond Fund of America - Class R-6	19,872	247,806
American Intermediate Bond Fund of America - Class R-6	10,428	136,396
		433,900
Emerging Markets Equity 6.0%
American Funds New World Fund - Class R-6	2,325	148,925
Global Equity 29.2%
American Funds Capital World Growth and Income Fund - Class R-6	2,794	143,023
American Funds Insurance Series - Global Growth Fund - Class 1	9,433	285,906
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	8,658	149,867
American Funds SMALLCAP World Fund - Class R-6	2,431	149,040
		727,836
International Equity 6.0%
American Funds Insurance Series - International Fund - Class 1	7,338	148,750
International Fixed Income 2.3%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	5,978	56,318
Total Investment Companies (cost $2,358,295)		2,489,311
Total Investments 100.0% (cost $2,358,295)		2,489,311
Other Assets and Liabilities, Net 0.0%		402
Total Net Assets 100.0%		2,489,713

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
DFA International Real Estate Securities Portfolio - Institutional Class	299	1,519
DFA Real Estate Securities Portfolio - Institutional Class	133	4,634
		6,153
Domestic Equity 42.3%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	704	9,871
DFA U.S. Large Cap Value Portfolio - Institutional Class	246	9,830

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
DFA U.S. Large Company Portfolio - Institutional Class	1,327	29,995
DFA U.S. Small Cap Portfolio - Institutional Class	185	7,190
DFA U.S. Targeted Value Portfolio - Institutional Class	276	7,181
		64,067
Domestic Fixed Income 18.1%
DFA Investment Grade Portfolio - Institutional Class	1,460	15,229
DFA Short-Duration Real Return Portfolio - Institutional Class	229	2,281
DFA Short-Term Extended Quality Portfolio - Institutional Class	924	9,888
		27,398
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	219	6,091
DFA Emerging Markets Small Cap Portfolio - Institutional Class	294	6,078
		12,169
International Equity 27.6%
DFA International Core Equity Portfolio - Institutional Class	2,276	31,664
DFA International Small Cap Value Portfolio - Institutional Class	475	10,153
		41,817
Total Investment Companies (cost $149,301)		151,604
Total Investments 100.0% (cost $149,301)		151,604
Other Assets and Liabilities, Net (0.0)%		(47)
Total Net Assets 100.0%		151,557

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.0%
DFA International Real Estate Securities Portfolio - Institutional Class	250	1,269
DFA Real Estate Securities Portfolio - Institutional Class	73	2,561
		3,830
Domestic Equity 34.0%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	453	6,353
DFA U.S. Large Cap Value Portfolio - Institutional Class	167	6,656
DFA U.S. Large Company Portfolio - Institutional Class	899	20,332
DFA U.S. Small Cap Portfolio - Institutional Class	122	4,756
DFA U.S. Targeted Value Portfolio - Institutional Class	195	5,069
		43,166
Domestic Fixed Income 37.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	497	5,090
DFA Investment Grade Portfolio - Institutional Class	2,134	22,253
DFA Short-Duration Real Return Portfolio - Institutional Class	382	3,814
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,515	16,212
		47,369
Emerging Markets Equity 6.0%
DFA Emerging Markets Portfolio - Institutional Class	137	3,817
DFA Emerging Markets Small Cap Portfolio - Institutional Class	184	3,810
		7,627
International Equity 19.7%
DFA International Core Equity Portfolio - Institutional Class	1,390	19,330
DFA International Small Cap Value Portfolio - Institutional Class	267	5,701
		25,031
Total Investment Companies (cost $125,960)		127,023
Total Investments 100.0% (cost $125,960)		127,023
Other Assets and Liabilities, Net (0.0)%		(39)
Total Net Assets 100.0%		126,984
	Shares	Value ($)

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (6.2%) (a)	7,164	72,573
JNL/Boston Partners Global Long Short Equity Fund - Class I (4.8%) (a)	2,224	24,240
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (5.4%) (a)	1,929	18,033
JNL/First State Global Infrastructure Fund - Class I (1.3%) (a)	871	11,840
JNL/Heitman U.S. Focused Real Estate Fund - Class I (8.4%) (a)	1,187	11,937
JNL/Invesco Global Real Estate Fund - Class I (0.8%) (a)	1,197	11,974
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (9.2%) (a)	1,609	18,388
		168,985
Domestic Balanced 11.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.8%) (a)	6,975	90,602
JNL/T. Rowe Price Capital Appreciation Fund - Class I (5.2%) (a)	11,826	181,760
		272,362
Domestic Equity 23.1%
JNL Multi-Manager Mid Cap Fund - Class I (9.9%) (a)	7,574	102,925
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,078	36,137
JNL Multi-Manager Small Cap Value Fund - Class I (2.8%) (a)	2,219	35,773
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.2%) (a)	6,120	103,852
JNL/Invesco Diversified Dividend Fund - Class I (12.0%) (a)	6,861	72,389
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,984	103,491
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	5,547	102,280
		556,847
Domestic Fixed Income 25.1%
JNL/Crescent High Income Fund - Class I (7.0%) (a)	3,853	42,542
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,871	108,935
JNL/DoubleLine Total Return Fund - Class I (7.3%) (a)	14,455	157,411
JNL/PIMCO Income Fund - Class I (7.1%) (a)	7,235	72,788
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (16.1%) (a)	5,811	66,595
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,818	18,123
JNL/PPM America Total Return Fund - Class I (6.8%) (a)	6,644	78,738
JNL/Scout Unconstrained Bond Fund - Class I (11.3%) (a)	6,132	60,463
		605,595
Emerging Markets Equity 6.2%
JNL/GQG Emerging Markets Equity Fund - Class I (14.3%) (a)	7,383	68,740
JNL/Lazard Emerging Markets Fund - Class I (4.5%) (a)	3,618	36,068
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.6%) (a)	4,332	45,269
		150,077
Global Equity 4.7%
JNL/Harris Oakmark Global Equity Fund - Class I (7.0%) (a)	5,722	65,804
JNL/Loomis Sayles Global Growth Fund - Class I (18.4%) (a)	4,787	48,632
		114,436
Global Fixed Income 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.1%) (a)	7,945	85,408
International Equity 15.8%
JNL Multi-Manager International Small Cap Fund - Class I (17.5%) (a)	4,734	47,720

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	9,617	163,486
JNL/WCM Focused International Equity Fund - Class I (11.5%) (a)	11,148	170,340
		381,546
International Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.2%) (a)	7,253	79,134
Total Investment Companies (cost $2,319,252)		2,414,390
Total Investments 100.0% (cost $2,319,252)		2,414,390
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		2,413,845

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	6,153	62,332
JNL/Boston Partners Global Long Short Equity Fund - Class I (4.9%) (a)	2,296	25,028
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (5.5%) (a)	1,969	18,412
JNL/First State Global Infrastructure Fund - Class I (1.3%) (a)	894	12,153
JNL/Heitman U.S. Focused Real Estate Fund - Class I (13.1%) (a)	1,840	18,510
JNL/Invesco Global Real Estate Fund - Class I (0.8%) (a)	1,232	12,317
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (12.7%) (a)	2,215	25,321
		174,073
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.9%) (a)	6,519	100,200
Domestic Equity 33.9%
JNL Multi-Manager Mid Cap Fund - Class I (15.6%) (a)	11,942	162,299
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,490	49,918
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	3,439	55,442
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (10.5%) (a)	10,414	176,722
JNL/Morningstar Wide Moat Index Fund - Class I (22.4%) (a)	6,029	62,518
JNL/T. Rowe Price Established Growth Fund - Class I (1.6%) (a)	3,131	163,281
JNL/T. Rowe Price Value Fund - Class I (3.7%) (a)	9,439	174,061
		844,241
Domestic Fixed Income 12.5%
JNL/Crescent High Income Fund - Class I (4.1%) (a)	2,270	25,056
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,501	62,301
JNL/DoubleLine Total Return Fund - Class I (4.3%) (a)	8,595	93,605
JNL/PIMCO Income Fund - Class I (3.7%) (a)	3,723	37,455
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (10.6%) (a)	3,805	43,608
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,874	18,681
JNL/Scout Unconstrained Bond Fund - Class I (5.8%) (a)	3,157	31,127
		311,833
Emerging Markets Equity 8.5%
JNL/GQG Emerging Markets Equity Fund - Class I (21.3%) (a)	10,965	102,083
JNL/Lazard Emerging Markets Fund - Class I (5.4%) (a)	4,344	43,307
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (12.4%) (a)	6,280	65,625
		211,015
	Shares	Value ($)
Global Equity 8.0%
JNL/Harris Oakmark Global Equity Fund - Class I (11.9%) (a)	9,726	111,854
JNL/Loomis Sayles Global Growth Fund - Class I (33.4%) (a)	8,675	88,134
		199,988
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.0%) (a)	4,667	50,171
International Equity 22.1%
JNL Multi-Manager International Small Cap Fund - Class I (31.3%) (a)	8,481	85,484
JNL/Causeway International Value Select Fund - Class I (13.2%) (a)	13,290	225,934
JNL/WCM Focused International Equity Fund - Class I (16.2%) (a)	15,632	238,854
		550,272
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.0%) (a)	4,595	50,129
Total Investment Companies (cost $2,370,992)		2,491,922
Total Investments 100.0% (cost $2,370,992)		2,491,922
Other Assets and Liabilities, Net (0.0)%		(537)
Total Net Assets 100.0%		2,491,385

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.2%
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	3,546	35,920
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.2%) (a)	1,465	15,972
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (2.3%) (a)	837	7,829
JNL/First State Global Infrastructure Fund - Class I (1.3%) (a)	861	11,714
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.0%) (a)	1,554	15,629
JNL/Invesco Global Real Estate Fund - Class I (0.8%) (a)	1,178	11,777
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (8.1%) (a)	1,416	16,182
		115,023
Domestic Equity 38.8%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	7,895	107,297
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,061	35,570
JNL Multi-Manager Small Cap Value Fund - Class I (3.0%) (a)	2,430	39,171
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.7%) (a)	7,592	128,829
JNL/Morningstar Wide Moat Index Fund - Class I (17.1%) (a)	4,597	47,676
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,460	128,296
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	7,080	130,553
		617,392
Domestic Fixed Income 6.5%
JNL/Crescent High Income Fund - Class I (2.0%) (a)	1,085	11,979
JNL/DoubleLine Core Fixed Income Fund - Class I (1.5%) (a)	4,020	55,631
JNL/DoubleLine Total Return Fund - Class I (1.7%) (a)	3,277	35,688
		103,298
Emerging Markets Equity 9.6%
JNL/GQG Emerging Markets Equity Fund - Class I (15.4%) (a)	7,956	74,069
JNL/Lazard Emerging Markets Fund - Class I (4.0%) (a)	3,211	32,010

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.8%) (a)	4,464	46,651
		152,730
Global Equity 11.2%
JNL/Harris Oakmark Global Equity Fund - Class I (12.2%) (a)	9,992	114,904
JNL/Loomis Sayles Global Growth Fund - Class I (24.4%) (a)	6,330	64,315
		179,219
Global Fixed Income 1.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.2%) (a)	1,872	20,120
International Equity 24.4%
JNL Multi-Manager International Small Cap Fund - Class I (23.1%) (a)	6,276	63,259
JNL/Causeway International Value Select Fund - Class I (9.4%) (a)	9,428	160,284
JNL/WCM Focused International Equity Fund - Class I (11.1%) (a)	10,765	164,496
		388,039
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,466	15,993
Total Investment Companies (cost $1,513,089)		1,591,814
Total Investments 100.0% (cost $1,513,089)		1,591,814
Other Assets and Liabilities, Net (0.0)%		(350)
Total Net Assets 100.0%		1,591,464

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.2%
JNL/Franklin Templeton Income Fund - Class I (19.8%) (a)	38,756	455,770
Global Equity 66.8%
JNL/Franklin Templeton Global Fund - Class I (46.8%) (a)	38,779	457,975
JNL/Franklin Templeton Mutual Shares Fund - Class I (40.1%) (a)	37,243	457,350
		915,325
Total Investment Companies (cost $1,305,285)		1,371,095
Total Investments 100.0% (cost $1,305,285)		1,371,095
Other Assets and Liabilities, Net (0.0)%		(230)
Total Net Assets 100.0%		1,370,865

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.2%
JNL/Mellon Capital JNL 5 Fund - Class I (6.7%) (a)	14,559	240,804
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (1.5%) (a)	2,027	47,979
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	1,950	48,313
JNL/Mellon Capital Small Cap Index Fund - Class I (1.7%) (a)	2,067	47,406
		384,502
Domestic Fixed Income 9.9%
JNL/Mellon Capital Bond Index Fund - Class I (4.2%) (a)	3,961	47,337
International Equity 9.9%
JNL/Mellon Capital International Index Fund - Class I (2.5%) (a)	2,988	47,663
Total Investment Companies (cost $428,432)		479,502
Total Investments 100.0% (cost $428,432)		479,502
Other Assets and Liabilities, Net (0.0)%		(73)
Total Net Assets 100.0%		479,429
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.0%
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (6.1%) (a)	8,444	199,864
JNL/Mellon Capital S&P 500 Index Fund - Class I (2.4%) (a)	8,154	202,056
JNL/Mellon Capital Small Cap Index Fund - Class I (7.1%) (a)	8,638	198,164
		600,084
Domestic Fixed Income 20.0%
JNL/Mellon Capital Bond Index Fund - Class I (17.7%) (a)	16,769	200,388
International Equity 20.0%
JNL/Mellon Capital International Index Fund - Class I (10.6%) (a)	12,571	200,512
Total Investment Companies (cost $903,775)		1,000,984
Total Investments 100.0% (cost $903,775)		1,000,984
Other Assets and Liabilities, Net (0.0)%		(146)
Total Net Assets 100.0%		1,000,838

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (62.1%) (a)	91,047	1,759,933
JNL/S&P Dividend Income & Growth Fund - Class I (33.3%) (a)	102,236	1,748,230
JNL/S&P Intrinsic Value Fund - Class I (67.0%) (a)	105,633	1,764,077
JNL/S&P Total Yield Fund - Class I (77.9%) (a)	117,197	1,759,134
Total Investment Companies (cost $5,889,499)		7,031,374
Total Investments 100.0% (cost $5,889,499)		7,031,374
Other Assets and Liabilities, Net (0.0)%		(996)
Total Net Assets 100.0%		7,030,378

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,991	40,433
JNL/Invesco Global Real Estate Fund - Class I (0.0%) (a)	4	39
		40,472
Domestic Equity 15.1%
JNL Multi-Manager Mid Cap Fund - Class I (1.3%) (a)	996	13,531
JNL Multi-Manager Small Cap Growth Fund - Class I (0.6%) (a)	404	13,534
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	827	13,330
JNL/ClearBridge Large Cap Growth Fund - Class I (2.2%) (a)	1,081	13,540
JNL/DFA U.S. Core Equity Fund - Class I (2.1%) (a)	1,700	27,090
JNL/Invesco Diversified Dividend Fund - Class I (2.1%) (a)	1,208	12,739
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	670	27,128
JNL/MFS Mid Cap Value Fund - Class I (0.7%) (a)	833	10,568
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	521	27,191
JNL/T. Rowe Price Value Fund - Class I (0.8%) (a)	2,184	40,273
JNL/WMC Value Fund - Class I (0.2%) (a)	107	2,772
		201,696

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
Domestic Fixed Income 66.9%
JNL/Crescent High Income Fund - Class I (6.7%) (a)	3,674	40,566
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,767	65,972
JNL/DoubleLine Total Return Fund - Class I (5.6%) (a)	11,105	120,931
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.0%) (a)	3,460	40,240
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.1%) (a)	4,938	67,109
JNL/PIMCO Income Fund - Class I (5.8%) (a)	5,872	59,075
JNL/PIMCO Real Return Fund - Class I (5.7%) (a)	10,673	106,410
JNL/PPM America Floating Rate Income Fund - Class I (1.6%) (a)	2,484	27,027
JNL/PPM America High Yield Bond Fund - Class I (2.7%) (a)	4,198	67,501
JNL/PPM America Low Duration Bond Fund - Class I (11.8%) (a)	7,924	80,745
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	7,938	94,059
JNL/Scout Unconstrained Bond Fund - Class I (7.5%) (a)	4,076	40,193
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.1%) (a)	8,107	80,744
		890,572
Global Equity 0.9%
JNL/Oppenheimer Global Growth Fund - Class I (0.4%) (a)	607	11,850
Global Fixed Income 9.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.7%) (a)	8,819	94,809
JNL/Neuberger Berman Strategic Income Fund - Class I (3.5%) (a)	2,334	26,000
		120,809
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	796	13,525
JNL/Invesco International Growth Fund - Class I (1.1%) (a)	950	13,508
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	889	13,589
		40,622
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.4%) (a)	1,239	13,522
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.6%) (a)	1,224	12,945
		26,467
Total Investment Companies (cost $1,302,447)		1,332,488
Total Investments 100.0% (cost $1,302,447)		1,332,488
Other Assets and Liabilities, Net (0.0)%		(335)
Total Net Assets 100.0%		1,332,153

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.4%
JNL Multi-Manager Alternative Fund - Class I (8.2%) (a)	9,576	97,007
JNL/Invesco Global Real Estate Fund - Class I (0.6%) (a)	866	8,661
		105,668
Domestic Equity 31.7%
JNL Multi-Manager Mid Cap Fund - Class I (3.5%) (a)	2,701	36,700
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,102	36,916
JNL Multi-Manager Small Cap Value Fund - Class I (3.2%) (a)	2,556	41,201
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.9%) (a)	794	36,417
JNL/ClearBridge Large Cap Growth Fund - Class I (8.2%) (a)	4,111	51,472
	Shares	Value ($)
JNL/DFA U.S. Core Equity Fund - Class I (2.7%) (a)	2,192	34,942
JNL/Invesco Diversified Dividend Fund - Class I (16.6%) (a)	9,446	99,659
JNL/Invesco Small Cap Growth Fund - Class I (1.5%) (a)	1,197	35,689
JNL/JPMorgan MidCap Growth Fund - Class I (3.2%) (a)	1,838	74,433
JNL/MFS Mid Cap Value Fund - Class I (1.6%) (a)	1,895	24,028
JNL/T. Rowe Price Established Growth Fund - Class I (2.7%) (a)	5,396	281,380
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	11,002	202,867
JNL/WMC Value Fund - Class I (2.4%) (a)	1,422	36,969
		992,673
Domestic Fixed Income 46.6%
JNL/Crescent High Income Fund - Class I (16.3%) (a)	8,971	99,044
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,301	73,360
JNL/DoubleLine Total Return Fund - Class I (10.5%) (a)	20,889	227,484
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.6%) (a)	7,716	104,865
JNL/PIMCO Income Fund - Class I (8.2%) (a)	8,305	83,543
JNL/PIMCO Real Return Fund - Class I (10.3%) (a)	19,273	192,149
JNL/PPM America High Yield Bond Fund - Class I (5.3%) (a)	8,208	131,988
JNL/PPM America Low Duration Bond Fund - Class I (25.2%) (a)	16,976	172,989
JNL/PPM America Total Return Fund - Class I (13.9%) (a)	13,673	162,026
JNL/Scout Unconstrained Bond Fund - Class I (13.2%) (a)	7,156	70,559
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.9%) (a)	14,127	140,706
		1,458,713
Emerging Markets Equity 1.3%
JNL/Lazard Emerging Markets Fund - Class I (3.7%) (a)	2,990	29,814
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (2.5%) (a)	1,248	13,041
		42,855
Global Equity 1.2%
JNL/Oppenheimer Global Growth Fund - Class I (1.4%) (a)	1,918	37,414
Global Fixed Income 8.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.5%) (a)	20,970	225,427
JNL/Neuberger Berman Strategic Income Fund - Class I (5.4%) (a)	3,591	40,000
		265,427
International Equity 5.3%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,917	32,594
JNL/Invesco International Growth Fund - Class I (3.1%) (a)	2,783	39,574
JNL/Lazard International Strategic Equity Fund - Class I (15.1%) (a)	1,824	24,891
JNL/WCM Focused International Equity Fund - Class I (4.6%) (a)	4,444	67,903
		164,962
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.8%) (a)	2,964	32,337
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.6%) (a)	2,857	30,231
		62,568
Total Investment Companies (cost $2,985,586)		3,130,280
Total Investments 100.0% (cost $2,985,586)		3,130,280
Other Assets and Liabilities, Net (0.0)%		(724)
Total Net Assets 100.0%		3,129,556

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (15.9%) (a)	18,466	187,064
JNL/Invesco Global Real Estate Fund - Class I (3.3%) (a)	4,893	48,928
		235,992
Domestic Equity 46.8%
JNL Multi-Manager Mid Cap Fund - Class I (11.4%) (a)	8,786	119,405
JNL Multi-Manager Small Cap Growth Fund - Class I (3.2%) (a)	2,282	76,481
JNL Multi-Manager Small Cap Value Fund - Class I (10.5%) (a)	8,394	135,308
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.8%) (a)	5,863	268,775
JNL/ClearBridge Large Cap Growth Fund - Class I (20.6%) (a)	10,330	129,336
JNL/Invesco Diversified Dividend Fund - Class I (21.3%) (a)	12,142	128,094
JNL/Invesco Small Cap Growth Fund - Class I (3.1%) (a)	2,435	72,610
JNL/JPMorgan MidCap Growth Fund - Class I (7.8%) (a)	4,450	180,241
JNL/MFS Mid Cap Value Fund - Class I (3.4%) (a)	3,909	49,560
JNL/PPM America Mid Cap Value Fund - Class I (4.7%) (a)	1,975	31,856
JNL/T. Rowe Price Established Growth Fund - Class I (8.0%) (a)	15,749	821,290
JNL/T. Rowe Price Value Fund - Class I (13.7%) (a)	35,430	653,333
JNL/WMC Value Fund - Class I (14.6%) (a)	8,529	221,664
		2,887,953
Domestic Fixed Income 30.0%
JNL/Crescent High Income Fund - Class I (21.9%) (a)	12,095	133,524
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,754	65,802
JNL/DoubleLine Total Return Fund - Class I (8.5%) (a)	16,899	184,032
JNL/Goldman Sachs Core Plus Bond Fund - Class I (5.3%) (a)	4,499	52,326
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.3%) (a)	7,526	102,273
JNL/PIMCO Income Fund - Class I (13.4%) (a)	13,632	137,142
JNL/PIMCO Real Return Fund - Class I (11.8%) (a)	22,110	220,435
JNL/PPM America High Yield Bond Fund - Class I (7.7%) (a)	11,922	191,704
JNL/PPM America Low Duration Bond Fund - Class I (39.4%) (a)	26,539	270,434
JNL/PPM America Total Return Fund - Class I (16.0%) (a)	15,679	185,797
JNL/Scout Unconstrained Bond Fund - Class I (17.9%) (a)	9,702	95,660
JNL/T. Rowe Price Short-Term Bond Fund - Class I (13.3%) (a)	21,093	210,084
		1,849,213
Emerging Markets Equity 2.9%
JNL/GQG Emerging Markets Equity Fund - Class I (4.2%) (a)	2,180	20,292
JNL/Lazard Emerging Markets Fund - Class I (7.2%) (a)	5,798	57,806
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (19.5%) (a)	9,871	103,153
		181,251
Global Equity 3.4%
JNL/Oppenheimer Global Growth Fund - Class I (7.7%) (a)	10,609	206,984
Global Fixed Income 5.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (18.3%) (a)	28,537	306,768
International Equity 6.2%
JNL/Causeway International Value Select Fund - Class I (5.7%) (a)	5,796	98,531
JNL/Invesco International Growth Fund - Class I (7.5%) (a)	6,665	94,780
	Shares	Value ($)
JNL/Lazard International Strategic Equity Fund - Class I (18.1%) (a)	2,188	29,869
JNL/WCM Focused International Equity Fund - Class I (11.0%) (a)	10,631	162,436
		385,616
International Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.0%) (a)	5,647	61,613
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (20.3%) (a)	5,445	57,607
		119,220
Total Investment Companies (cost $5,738,470)		6,172,997
Total Investments 100.0% (cost $5,738,470)		6,172,997
Other Assets and Liabilities, Net (0.0)%		(1,359)
Total Net Assets 100.0%		6,171,638

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.6%
JNL Multi-Manager Alternative Fund - Class I (13.3%) (a)	15,481	156,821
JNL/Invesco Global Real Estate Fund - Class I (3.2%) (a)	4,679	46,792
		203,613
Domestic Equity 61.8%
JNL Multi-Manager Mid Cap Fund - Class I (10.1%) (a)	7,764	105,516
JNL Multi-Manager Small Cap Growth Fund - Class I (5.5%) (a)	3,936	131,895
JNL Multi-Manager Small Cap Value Fund - Class I (9.3%) (a)	7,411	119,466
JNL/BlackRock Large Cap Select Growth Fund - Class I (11.6%) (a)	10,052	460,792
JNL/ClearBridge Large Cap Growth Fund - Class I (32.2%) (a)	16,113	201,730
JNL/Invesco Diversified Dividend Fund - Class I (21.2%) (a)	12,078	127,422
JNL/Invesco Small Cap Growth Fund - Class I (2.8%) (a)	2,180	65,004
JNL/JPMorgan MidCap Growth Fund - Class I (5.6%) (a)	3,180	128,788
JNL/MFS Mid Cap Value Fund - Class I (5.6%) (a)	6,405	81,217
JNL/PPM America Mid Cap Value Fund - Class I (2.7%) (a)	1,133	18,278
JNL/T. Rowe Price Established Growth Fund - Class I (8.3%) (a)	16,325	851,328
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.6%) (a)	4,051	225,012
JNL/T. Rowe Price Value Fund - Class I (15.9%) (a)	41,022	756,443
JNL/WMC Value Fund - Class I (16.7%) (a)	9,766	253,826
		3,526,717
Domestic Fixed Income 15.7%
JNL/Crescent High Income Fund - Class I (18.4%) (a)	10,174	112,324
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	420	5,810
JNL/DoubleLine Total Return Fund - Class I (2.5%) (a)	4,976	54,184
JNL/PIMCO Income Fund - Class I (11.2%) (a)	11,383	114,511
JNL/PIMCO Real Return Fund - Class I (6.6%) (a)	12,343	123,064
JNL/PPM America High Yield Bond Fund - Class I (4.4%) (a)	6,785	109,100
JNL/PPM America Low Duration Bond Fund - Class I (16.2%) (a)	10,923	111,302
JNL/PPM America Total Return Fund - Class I (8.6%) (a)	8,452	100,154
JNL/Scout Unconstrained Bond Fund - Class I (10.0%) (a)	5,425	53,493
JNL/T. Rowe Price Short-Term Bond Fund - Class I (7.1%) (a)	11,180	111,355
		895,297

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
Emerging Markets Equity 4.1%
JNL/GQG Emerging Markets Equity Fund - Class I (7.2%) (a)	3,692	34,376
JNL/Lazard Emerging Markets Fund - Class I (13.5%) (a)	10,915	108,825
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (16.7%) (a)	8,468	88,494
		231,695
Global Equity 5.8%
JNL/Oppenheimer Global Growth Fund - Class I (12.3%) (a)	16,904	329,800
International Equity 7.2%
JNL/Causeway International Value Select Fund - Class I (6.4%) (a)	6,497	110,446
JNL/Invesco International Growth Fund - Class I (6.2%) (a)	5,545	78,848
JNL/Lazard International Strategic Equity Fund - Class I (18.1%) (a)	2,188	29,869
JNL/WCM Focused International Equity Fund - Class I (13.2%) (a)	12,711	194,220
		413,383
International Fixed Income 1.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.9%) (a)	5,082	55,442
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (17.2%) (a)	4,635	49,033
		104,475
Total Investment Companies (cost $5,147,694)		5,704,980
Total Investments 100.0% (cost $5,147,694)		5,704,980
Other Assets and Liabilities, Net (0.0)%		(1,229)
Total Net Assets 100.0%		5,703,751

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.5%
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	6,118	61,974
JNL/Invesco Global Real Estate Fund - Class I (1.4%) (a)	2,024	20,244
		82,218
Domestic Equity 69.3%
JNL Multi-Manager Mid Cap Fund - Class I (3.7%) (a)	2,844	38,649
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,534	51,413
JNL Multi-Manager Small Cap Value Fund - Class I (4.7%) (a)	3,721	59,978
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.5%) (a)	4,775	218,867
JNL/ClearBridge Large Cap Growth Fund - Class I (19.3%) (a)	9,660	120,946
JNL/Invesco Diversified Dividend Fund - Class I (15.7%) (a)	8,970	94,633
JNL/Invesco Small Cap Growth Fund - Class I (1.5%) (a)	1,196	35,665
JNL/JPMorgan MidCap Growth Fund - Class I (3.1%) (a)	1,763	71,409
JNL/MFS Mid Cap Value Fund - Class I (2.1%) (a)	2,375	30,108
JNL/T. Rowe Price Established Growth Fund - Class I (3.2%) (a)	6,272	327,100
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.9%) (a)	2,140	118,852
JNL/T. Rowe Price Value Fund - Class I (6.9%) (a)	17,791	328,068
JNL/WMC Value Fund - Class I (7.7%) (a)	4,465	116,045
		1,611,733
Domestic Fixed Income 6.3%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	1,898	20,666
JNL/PIMCO Income Fund - Class I (1.3%) (a)	1,328	13,360
JNL/PPM America High Yield Bond Fund - Class I (1.7%) (a)	2,635	42,369
	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (1.8%) (a)	1,732	20,528
JNL/Scout Unconstrained Bond Fund - Class I (1.5%) (a)	813	8,018
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.6%) (a)	4,136	41,199
		146,140
Emerging Markets Equity 4.9%
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	2,499	23,262
JNL/Lazard Emerging Markets Fund - Class I (5.4%) (a)	4,392	43,792
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.9%) (a)	4,523	47,265
		114,319
Global Equity 6.1%
JNL/Oppenheimer Global Growth Fund - Class I (5.3%) (a)	7,245	141,356
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (3.7%) (a)	3,736	63,514
JNL/Invesco International Growth Fund - Class I (2.1%) (a)	1,836	26,103
JNL/Lazard International Strategic Equity Fund - Class I (9.0%) (a)	1,094	14,934
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	6,925	105,809
		210,360
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.6%) (a)	1,857	20,259
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	609
		20,868
Total Investment Companies (cost $2,073,301)		2,326,994
Total Investments 100.0% (cost $2,073,301)		2,326,994
Other Assets and Liabilities, Net (0.0)%		(519)
Total Net Assets 100.0%		2,326,475

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	383	4,171
Vanguard Long-Term Bond Index Fund - Investor Shares	271	3,577
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	220	4,488
Vanguard Short-Term Bond Index Fund - Admiral Shares	784	8,010
Vanguard Total Bond Market Index Fund - Admiral Shares	838	8,681
		28,927
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Admiral Shares	1,328	28,898
Total Investment Companies (cost $58,232)		57,825
Total Investments 99.9% (cost $58,232)		57,825
Other Assets and Liabilities, Net 0.1%		77
Total Net Assets 100.0%		57,902

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Admiral Shares	7,260	100,913
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	1,306	44,565
Vanguard European Stock Index Fund - Admiral Shares	561	39,484

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	739	23,880
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	63	2,710
Vanguard Pacific Stock Index Fund - Admiral Shares	315	27,716
Vanguard Total International Stock Index Fund - Admiral Shares	916	26,588
Total Investment Companies (cost $277,731)		265,856
Total Investments 100.0% (cost $277,731)		265,856
Other Assets and Liabilities, Net (0.0)%		(78)
Total Net Assets 100.0%		265,778

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Admiral Shares	550	45,580
Vanguard Large-Cap Index Fund - Admiral Shares	817	55,106
Vanguard Mid-Cap Index Fund - Admiral Shares	39	7,858
Vanguard Small-Cap Index Fund - Admiral Shares	295	23,015
Vanguard Total Stock Market Index Fund - Admiral Shares	1,062	77,337
Vanguard Value Index Fund - Admiral Shares	1,133	48,905
Total Investment Companies (cost $242,510)		257,801
Total Investments 100.0% (cost $242,510)		257,801
Other Assets and Liabilities, Net (0.0)%		(66)
Total Net Assets 100.0%		257,735

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Moderate Growth Allocation Fund and JNL/American Funds Growth Allocation Fund (“JNL American Funds Funds of Funds”), JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund (“JNL DFA Funds Funds of Funds”) and JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard US Stock Market Index Fund (“JNL Vanguard Funds Funds of Funds”), invested solely in shares of other affiliated funds advised by Jackson National Asset Management, LLC (“JNAM”). The JNL/American Funds Funds of Funds, JNL DFA Funds Funds of Funds and JNL Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2018, certain Underlying Funds may be deemed an affiliated person thereof under the 1940 Act. The JNL/American Funds Balanced Fund, JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“JNL American Funds Master Feeder Funds”) and JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund (“JNL Vanguard Funds Master Feeder Funds”) invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,451,583	288,275	215,977	269,221	82,546	(168,506)	3,437,921	100.0
	3,451,583	288,275	215,977	269,221	82,546	(168,506)	3,437,921	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	520,376	67,179	46,850	3,166	(2,168)	(13,941)	524,596	100.0
	520,376	67,179	46,850	3,166	(2,168)	(13,941)	524,596	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	682,363	81,025	22,142	32,280	5,429	8,283	754,958	100.0
	682,363	81,025	22,142	32,280	5,429	8,283	754,958	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	5,854,309	896,582	61,592	448,554	21,629	258,067	6,968,995	100.0
	5,854,309	896,582	61,592	448,554	21,629	258,067	6,968,995	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	2,024,311	222,133	98,755	102,381	11,787	(155,199)	2,004,277	100.0
	2,024,311	222,133	98,755	102,381	11,787	(155,199)	2,004,277	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,409,466	138,454	80,449	41,117	4,671	(117,972)	1,354,170	100.0
	1,409,466	138,454	80,449	41,117	4,671	(117,972)	1,354,170	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	71,748	201,464	16,983	4,676	1,069	16,295	273,593	100.0
	71,748	201,464	16,983	4,676	1,069	16,295	273,593	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	29,469	109,557	5,005	5,402	(31)	(1,033)	132,957	100.0
	29,469	109,557	5,005	5,402	(31)	(1,033)	132,957	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	78,659	456,201	27,844	8,771	769	(19,300)	488,485	100.0
	78,659	456,201	27,844	8,771	769	(19,300)	488,485	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	55,919	251,806	18,236	7,545	1,005	12,802	303,296	100.0
	55,919	251,806	18,236	7,545	1,005	12,802	303,296	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	90,128	53,000	8,007	—	105	(668)	134,558	4.5
JNL Multi-Manager International Small Cap Fund - Class I	—	45,400	400	—	(6)	(216)	44,778	1.5

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Mid Cap Fund - Class I	132,355	33,000	23,803	—	2,751	12,624	156,927	5.2
JNL Multi-Manager Small Cap Growth Fund - Class I	24,656	—	6,111	—	—	3,860	22,405	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	24,695	7,500	4,272	—	402	1,379	29,704	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	57,533	14,876	13,779	—	1,104	162	59,896	2.0
JNL/AQR Managed Futures Strategy Fund - Class I	82,017	—	27,060	—	—	(2,703)	52,254	1.7
JNL/BlackRock Global Long Short Credit Fund - Class I	32,607	—	10,237	—	—	53	22,423	0.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	147,682	—	17,819	—	—	(2,863)	127,000	4.2
JNL/Causeway International Value Select Fund - Class I	224,310	3,952	41,179	—	1,134	(8,854)	179,363	6.0
JNL/Crescent High Income Fund - Class I	53,912	—	24,499	—	—	509	29,922	1.0
JNL/DFA U.S. Small Cap Fund - Class I	43,011	—	27,208	—	—	(663)	15,140	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	99,717	3,604	—	38	871	97,022	3.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	97,143	15,000	5,389	—	(125)	(1,866)	104,763	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	178,982	8,450	37,697	—	4,572	18,052	172,359	5.8
JNL/DoubleLine Total Return Fund - Class I	236,000	14,334	100,290	—	(806)	190	149,428	5.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	81,490	—	3,597	—	—	(3,874)	74,019	2.5
JNL/First State Global Infrastructure Fund - Class I	23,941	7,300	880	—	(13)	(887)	29,461	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	96,560	1,400	7,780	—	(54)	(262)	89,864	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	73,774	19,992	4,340	—	457	(10,807)	79,076	2.6
JNL/Harris Oakmark Global Equity Fund - Class I	131,885	—	37,034	—	—	(5,550)	89,301	3.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	30,620	1,391	—	32	176	29,437	1.0
JNL/Invesco Global Real Estate Fund - Class I	82,379	—	57,268	—	—	(2,828)	22,283	0.7
JNL/Lazard Emerging Markets Fund - Class I	58,504	—	15,365	—	—	(6,478)	36,661	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	—	37,700	864	—	15	590	37,441	1.3
JNL/Mellon Capital S&P 500 Index Fund - Class I	74,234	462	79,648	—	10,044	(5,092)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	—	104,608	3,716	—	115	3,738	104,745	3.5
JNL/Neuberger Berman Currency Fund - Class I	32,051	—	2,778	—	—	667	29,940	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	39,250	1,491	—	7	(226)	37,540	1.3
JNL/Nicholas Convertible Arbitrage Fund - Class I	31,319	—	2,154	—	—	766	29,931	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	42,232	10,491	4,287	—	423	(6,309)	42,550	1.4
JNL/PIMCO Income Fund - Class I	64,526	16,000	13,216	—	41	(63)	67,288	2.2
JNL/PIMCO Real Return Fund - Class I	48,976	—	26,188	—	—	(386)	22,402	0.7
JNL/PPM America Long Short Credit Fund - Class I	40,823	—	11,393	—	—	482	29,912	1.0
JNL/PPM America Total Return Fund - Class I	97,932	—	22,438	—	—	(863)	74,631	2.5
JNL/Scout Unconstrained Bond Fund - Class I	73,026	—	20,271	—	—	(510)	52,245	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	154,982	7,913	50,593	—	7,785	14,620	134,707	4.5
JNL/T. Rowe Price Value Fund - Class I	188,755	8,475	50,183	—	3,381	(1,267)	149,161	5.0
JNL/The London Company Focused U.S. Equity Fund - Class I	108,224	—	22,226	—	—	3,210	89,208	3.0
JNL/WCM Focused International Equity Fund - Class I	230,894	—	58,021	—	—	6,870	179,743	6.0
JNL/Westchester Capital Event Driven Fund - Class I	73,382	—	10,044	—	—	3,984	67,322	2.2
	3,308,630	579,440	929,930	—	31,402	7,268	2,996,810	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	173,413	78,500	18,113	—	230	(1,294)	232,736	9.0
JNL Multi-Manager International Small Cap Fund - Class I	—	25,500	—	—	—	(127)	25,373	1.0
JNL Multi-Manager Mid Cap Fund - Class I	65,253	12,979	13,701	—	1,457	4,841	70,829	2.7
JNL Multi-Manager Small Cap Growth Fund - Class I	14,426	—	3,761	—	—	2,197	12,862	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	14,447	7,000	3,530	—	304	900	19,121	0.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	144,131	—	33,796	—	—	(18)	110,317	4.3
JNL/AQR Managed Futures Strategy Fund - Class I	144,540	1,713	51,837	—	471	(4,831)	90,056	3.5
JNL/BlackRock Global Long Short Credit Fund - Class I	57,618	—	25,351	—	—	(13)	32,254	1.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	296,135	12	72,048	—	1,348	(6,394)	219,053	8.5
JNL/Causeway International Value Select Fund - Class I	109,521	2,902	24,872	—	742	(4,428)	83,865	3.3
JNL/Crescent High Income Fund - Class I	44,921	—	25,809	—	—	283	19,395	0.8
JNL/DFA U.S. Small Cap Fund - Class I	19,191	—	16,271	—	—	(939)	1,981	0.1
JNL/DoubleLine Core Fixed Income Fund - Class I	—	67,492	3,668	—	32	625	64,481	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	72,111	6,002	11,961	—	(220)	(1,174)	64,758	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,240	14,866	33,248	—	3,963	10,077	103,898	4.0
JNL/DoubleLine Total Return Fund - Class I	158,296	11,250	66,177	—	(543)	131	102,957	4.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	158,452	18	17,062	—	183	(7,246)	134,345	5.2

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/First State Global Infrastructure Fund - Class I	28,652	25,003	2,268	—	(48)	(1,467)	49,872	1.9
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	56,507	6,193	4,465	—	(17)	(246)	57,972	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	36,029	17,942	3,361	—	362	(6,372)	44,600	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	72,627	—	31,633	—	—	(2,724)	38,270	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	51,128	536	—	14	(69)	50,537	2.0
JNL/Invesco Global Real Estate Fund - Class I	87,115	—	46,317	—	—	(2,551)	38,247	1.5
JNL/Lazard Emerging Markets Fund - Class I	29,406	18	6,628	—	(191)	(3,337)	19,268	0.7
JNL/Loomis Sayles Global Growth Fund - Class I	—	25,000	—	—	—	400	25,400	1.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	36,149	19,000	58,660	—	5,990	(2,479)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	—	59,132	3,115	—	78	2,076	58,171	2.3
JNL/Neuberger Berman Currency Fund - Class I	28,415	26,000	3,310	—	40	777	51,922	2.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	69,004	3,362	—	63	(398)	65,307	2.5
JNL/Nicholas Convertible Arbitrage Fund - Class I	57,519	—	7,213	—	—	1,304	51,610	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	22,212	7,461	3,146	—	321	(3,732)	23,116	0.9
JNL/PIMCO Income Fund - Class I	57,567	1	12,158	—	29	(187)	45,252	1.8
JNL/PIMCO Real Return Fund - Class I	28,817	—	9,276	—	—	(239)	19,302	0.7
JNL/PPM America Long Short Credit Fund - Class I	79,299	—	34,640	—	—	510	45,169	1.8
JNL/PPM America Total Return Fund - Class I	93,697	—	40,836	—	(486)	(792)	51,583	2.0
JNL/Scout Unconstrained Bond Fund - Class I	79,136	—	40,130	—	—	(353)	38,653	1.5
JNL/T. Rowe Price Established Growth Fund - Class I	100,496	20,613	39,564	—	6,091	9,556	97,192	3.8
JNL/T. Rowe Price Value Fund - Class I	115,266	21,702	29,642	—	2,068	(519)	108,875	4.2
JNL/WCM Focused International Equity Fund - Class I	116,165	6,489	37,936	—	3,061	3,008	90,787	3.5
JNL/Westchester Capital Event Driven Fund - Class I	137,133	—	27,588	—	—	6,757	116,302	4.5
	2,893,060	582,920	915,972	—	25,342	(9,662)	2,575,688	100.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	114,052	—	2,596	—	(10,031)	104,021	4.5
American Funds Insurance Series - International Growth and Income Fund - Class 1	89,326	42,095	1,208	417	95	(2,899)	127,409	5.5
	89,326	156,147	1,208	3,013	95	(12,930)	231,430	10.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	61,781	197	1,372	(15)	(5,251)	56,318	2.3
American Funds Insurance Series - International Growth and Income Fund - Class 1	104,751	49,534	952	480	48	(3,514)	149,867	6.0
	104,751	111,315	1,149	1,852	33	(8,765)	206,185	8.3
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	62,142	11,635	729	—	7	(482)	72,573	3.0
JNL Multi-Manager International Small Cap Fund - Class I	—	47,833	33	—	1	(81)	47,720	2.0
JNL Multi-Manager Mid Cap Fund - Class I	102,560	4,973	14,327	—	1,514	8,205	102,925	4.3
JNL Multi-Manager Small Cap Growth Fund - Class I	25,104	10,478	5,287	—	939	4,903	36,137	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	25,325	11,790	3,082	—	263	1,477	35,773	1.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,989	296	622	—	13	(436)	24,240	1.0
JNL/Causeway International Value Select Fund - Class I	189,549	5,745	25,066	—	553	(7,295)	163,486	6.8
JNL/Crescent High Income Fund - Class I	59,240	75	17,633	—	55	805	42,542	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	109,639	1,605	—	17	884	108,935	4.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	92,585	6,489	18,115	—	(312)	(1,513)	79,134	3.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	100,578	4,482	14,096	—	1,669	11,219	103,852	4.3
JNL/DoubleLine Total Return Fund - Class I	195,281	14,786	52,624	—	(429)	397	157,411	6.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	23,809	7,247	11,793	—	(58)	(1,172)	18,033	0.7
JNL/First State Global Infrastructure Fund - Class I	—	11,844	8	—	—	4	11,840	0.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	118,373	412	30,013	—	1,359	471	90,602	3.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	72,390	15,005	1,481	—	(7)	(499)	85,408	3.5
JNL/GQG Emerging Markets Equity Fund - Class I	62,461	17,869	2,376	—	236	(9,450)	68,740	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	74,235	2,962	7,745	—	(90)	(3,558)	65,804	2.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	12,239	17	—	—	(285)	11,937	0.5
JNL/Invesco Diversified Dividend Fund - Class I	98,995	2,359	29,942	—	450	527	72,389	3.0
JNL/Invesco Global Real Estate Fund - Class I	18,733	837	7,431	—	249	(414)	11,974	0.5
JNL/Lazard Emerging Markets Fund - Class I	44,198	7,392	8,623	—	(720)	(6,179)	36,068	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	—	48,701	853	—	18	766	48,632	2.0
JNL/Mellon Capital International Index Fund - Class I	25,215	165	24,577	—	224	(1,027)	—	—

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Capital Real Estate Sector Fund - Class I	11,721	1,821	14,194	—	918	(266)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	63,522	233	67,384	—	7,986	(4,357)	—	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	18,739	425	—	8	66	18,388	0.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	44,581	10,237	3,306	—	310	(6,553)	45,269	1.9
JNL/PIMCO Income Fund - Class I	67,260	13,372	7,809	—	30	(65)	72,788	3.0
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	91,947	2,152	25,451	—	(428)	(1,625)	66,595	2.8
JNL/PIMCO Real Return Fund - Class I	36,376	995	18,842	—	(124)	(282)	18,123	0.7
JNL/PPM America Total Return Fund - Class I	92,103	1,575	13,973	—	(152)	(815)	78,738	3.3
JNL/Scout Unconstrained Bond Fund - Class I	73,131	1,634	13,602	—	(110)	(590)	60,463	2.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	198,620	375	30,475	—	1,772	11,468	181,760	7.5
JNL/T. Rowe Price Established Growth Fund - Class I	99,856	4,745	16,091	—	2,436	12,545	103,491	4.3
JNL/T. Rowe Price Value Fund - Class I	101,117	5,761	6,036	—	455	983	102,280	4.2
JNL/WCM Focused International Equity Fund - Class I	187,691	7,592	35,448	—	3,037	7,468	170,340	7.1
	2,483,687	424,484	531,114	—	22,089	15,244	2,414,390	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,446	13,492	204	—	1	(403)	62,332	2.5
JNL Multi-Manager International Small Cap Fund - Class I	—	85,771	13	—	—	(274)	85,484	3.4
JNL Multi-Manager Mid Cap Fund - Class I	152,129	7,363	12,127	—	1,322	13,612	162,299	6.5
JNL Multi-Manager Small Cap Growth Fund - Class I	31,814	16,509	6,063	—	1,140	6,518	49,918	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	31,941	24,575	3,152	—	290	1,788	55,442	2.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,883	7,155	6,412	—	33	(631)	25,028	1.0
JNL/Causeway International Value Select Fund - Class I	254,527	8,849	28,348	—	629	(9,723)	225,934	9.1
JNL/Crescent High Income Fund - Class I	41,376	13	16,819	—	42	444	25,056	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	—	62,414	637	—	7	517	62,301	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	45,776	5,710	402	—	(10)	(945)	50,129	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	177,946	294	23,697	—	2,661	19,518	176,722	7.1
JNL/DoubleLine Total Return Fund - Class I	126,919	17,957	50,988	—	(445)	162	93,605	3.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	24,605	795	5,894	—	(29)	(1,065)	18,412	0.7
JNL/First State Global Infrastructure Fund - Class I	—	12,189	3	—	—	(33)	12,153	0.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	100,036	716	101,823	—	4,672	(3,601)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	48,212	2,684	497	—	(3)	(225)	50,171	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	88,247	29,446	2,063	—	205	(13,752)	102,083	4.1
JNL/Harris Oakmark Global Equity Fund - Class I	126,151	4,547	12,558	—	(207)	(6,079)	111,854	4.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	19,005	53	—	—	(442)	18,510	0.7
JNL/Invesco Global Real Estate Fund - Class I	37,013	1,879	25,545	—	176	(1,206)	12,317	0.5
JNL/Lazard Emerging Markets Fund - Class I	63,824	8,732	19,594	—	(1,929)	(7,726)	43,307	1.7
JNL/Loomis Sayles Global Growth Fund - Class I	—	87,692	960	—	14	1,388	88,134	3.5
JNL/Mellon Capital International Index Fund - Class I	50,687	390	49,871	—	857	(2,063)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	25,110	1,421	26,788	—	845	(588)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	89,312	58	95,158	—	11,914	(6,126)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	—	60,706	433	—	15	2,230	62,518	2.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	25,535	424	—	2	208	25,321	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	51,809	26,391	3,210	—	288	(9,653)	65,625	2.6
JNL/PIMCO Income Fund - Class I	24,962	12,642	209	—	1	59	37,455	1.5
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	61,406	2,639	19,067	—	(303)	(1,067)	43,608	1.8
JNL/PIMCO Real Return Fund - Class I	36,836	1,160	18,891	—	(132)	(292)	18,681	0.8
JNL/Scout Unconstrained Bond Fund - Class I	36,646	1,403	6,566	—	(53)	(303)	31,127	1.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	99,754	748	7,510	—	605	6,603	100,200	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	150,256	14,077	22,786	—	3,075	18,659	163,281	6.6
JNL/T. Rowe Price Value Fund - Class I	202,867	791	31,984	—	2,134	253	174,061	7.0
JNL/WCM Focused International Equity Fund - Class I	258,454	2,215	36,301	—	3,281	11,205	238,854	9.6
	2,512,944	567,963	637,050	—	31,098	16,967	2,491,922	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,906	17,906	502	—	1	(391)	35,920	2.3
JNL Multi-Manager International Small Cap Fund - Class I	—	63,323	26	—	1	(39)	63,259	4.0
JNL Multi-Manager Mid Cap Fund - Class I	99,750	6,540	9,209	—	989	9,227	107,297	6.7
JNL Multi-Manager Small Cap Growth Fund - Class I	22,947	12,187	5,303	—	1,052	4,687	35,570	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	22,931	17,294	2,645	—	243	1,348	39,171	2.5

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Boston Partners Global Long Short Equity Fund - Class I	22,787	2,046	8,435	—	141	(567)	15,972	1.0
JNL/Causeway International Value Select Fund - Class I	169,196	18,161	20,932	—	540	(6,681)	160,284	10.1
JNL/Crescent High Income Fund - Class I	15,060	1,446	4,765	—	10	228	11,979	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	57,370	2,356	—	25	592	55,631	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,018	1,849	561	—	(12)	(301)	15,993	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	137,663	7,747	33,799	—	3,987	13,231	128,829	8.1
JNL/DoubleLine Total Return Fund - Class I	63,956	6,749	34,808	—	(297)	88	35,688	2.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	22,623	2,196	16,480	—	233	(743)	7,829	0.5
JNL/First State Global Infrastructure Fund - Class I	—	11,869	24	—	1	(132)	11,714	0.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,631	2,367	774	—	(7)	(97)	20,120	1.3
JNL/GQG Emerging Markets Equity Fund - Class I	61,012	24,439	1,659	—	163	(9,886)	74,069	4.7
JNL/Harris Oakmark Global Equity Fund - Class I	137,281	13,362	28,427	—	(615)	(6,697)	114,904	7.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	16,005	4	—	—	(372)	15,629	1.0
JNL/Invesco Global Real Estate Fund - Class I	22,847	3,033	13,721	—	207	(589)	11,777	0.7
JNL/Lazard Emerging Markets Fund - Class I	46,308	10,048	16,909	—	(1,679)	(5,758)	32,010	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	—	64,672	1,389	—	19	1,013	64,315	4.0
JNL/Mellon Capital International Index Fund - Class I	30,644	2,551	32,284	—	329	(1,240)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	18,780	3,270	22,472	—	850	(428)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	68,989	4,124	77,451	—	9,068	(4,730)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	—	46,007	28	—	1	1,696	47,676	3.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	16,517	358	—	7	16	16,182	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	31,201	24,861	2,175	—	190	(7,426)	46,651	2.9
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	15,071	1,652	16,319	—	(315)	(89)	—	—
JNL/PIMCO Real Return Fund - Class I	15,106	1,563	16,341	—	(223)	(105)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	136,149	5,833	33,889	—	5,295	14,908	128,296	8.1
JNL/T. Rowe Price Value Fund - Class I	137,331	9,655	18,260	—	1,235	592	130,553	8.2
JNL/WCM Focused International Equity Fund - Class I	175,820	10,486	31,971	—	2,713	7,448	164,496	10.3
	1,526,007	487,128	454,276	—	24,152	8,803	1,591,814	100.0
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class I	494,726	515	38,692	—	1,942	(516)	457,975	33.4
JNL/Franklin Templeton Income Fund - Class I	491,840	351	47,584	—	846	10,317	455,770	33.2
JNL/Franklin Templeton Mutual Shares Fund - Class I	493,965	—	53,830	—	—	17,215	457,350	33.4
	1,480,531	866	140,106	—	2,788	27,016	1,371,095	100.0
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class I	48,993	3,245	4,016	—	(70)	(815)	47,337	9.9
JNL/Mellon Capital International Index Fund - Class I	49,979	1,987	3,623	—	178	(858)	47,663	9.9
JNL/Mellon Capital JNL 5 Fund - Class I	250,318	269	23,087	—	1,974	11,330	240,804	50.2
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	49,607	82	5,103	—	495	2,898	47,979	10.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	49,532	581	6,654	—	744	4,110	48,313	10.1
JNL/Mellon Capital Small Cap Index Fund - Class I	49,426	121	8,663	—	1,135	5,387	47,406	9.9
	497,855	6,285	51,146	—	4,456	22,052	479,502	100.0
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class I	199,549	7,930	3,495	—	(48)	(3,548)	200,388	20.0
JNL/Mellon Capital International Index Fund - Class I	205,945	6,835	9,281	—	489	(3,476)	200,512	20.0
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	206,849	358	21,599	—	2,210	12,046	199,864	20.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	206,611	224	24,887	—	2,737	17,371	202,056	20.2
JNL/Mellon Capital Small Cap Index Fund - Class I	206,510	832	36,492	—	4,876	22,438	198,164	19.8
	1,025,464	16,179	95,754	—	10,264	44,831	1,000,984	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,790,555	566	258,787	—	42,912	184,687	1,759,933	25.0
JNL/S&P Dividend Income & Growth Fund - Class I	1,763,076	131	106,998	—	7,700	84,321	1,748,230	24.9
JNL/S&P Intrinsic Value Fund - Class I	1,787,630	—	191,206	—	—	167,653	1,764,077	25.1
JNL/S&P Total Yield Fund - Class I	1,786,225	2,349	122,480	—	10,305	82,735	1,759,134	25.0
	7,127,486	3,046	679,471	—	60,917	519,396	7,031,374	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	45,722	—	4,955	—	—	(334)	40,433	3.0
JNL Multi-Manager Mid Cap Fund - Class I	15,675	—	3,168	—	—	1,024	13,531	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	15,660	—	4,405	—	—	2,279	13,534	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	15,630	24	3,064	—	275	465	13,330	1.0
JNL/Causeway International Value Select Fund - Class I	15,696	30	1,709	—	99	(591)	13,525	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,044	1,176	523	—	102	1,741	13,540	1.0

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Crescent High Income Fund - Class I	53,744	—	13,959	—	—	781	40,566	3.1
JNL/DFA U.S. Core Equity Fund - Class I	31,582	—	6,383	—	—	1,891	27,090	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,535	4,724	—	—	—	(287)	65,972	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,096	—	1,302	—	—	(272)	13,522	1.0
JNL/DoubleLine Total Return Fund - Class I	136,109	—	15,579	—	—	401	120,931	9.1
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	104,728	73	9,644	—	(78)	(270)	94,809	7.1
JNL/Goldman Sachs Core Plus Bond Fund - Class I	45,330	—	4,194	—	—	(896)	40,240	3.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	15,284	181	1,242	—	33	(1,311)	12,945	1.0
JNL/Invesco Diversified Dividend Fund - Class I	10,540	1,901	—	—	—	298	12,739	1.0
JNL/Invesco Global Real Estate Fund - Class I	15,471	35	14,799	—	(14)	(654)	39	—
JNL/Invesco International Growth Fund - Class I	15,451	34	1,380	—	54	(651)	13,508	1.0
JNL/Invesco Mid Cap Value Fund - Class I	2,767	6	2,880	6	307	(200)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	31,294	—	7,143	—	—	2,977	27,128	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	120,866	—	52,967	—	—	(790)	67,109	5.0
JNL/MFS Mid Cap Value Fund - Class I	5,707	4,419	—	—	—	442	10,568	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	—	26,000	—	—	—	—	26,000	2.0
JNL/Oppenheimer Global Growth Fund - Class I	—	11,531	—	—	—	319	11,850	0.9
JNL/PIMCO Income Fund - Class I	46,332	12,772	—	—	—	(29)	59,075	4.4
JNL/PIMCO Real Return Fund - Class I	94,984	17,755	5,551	—	(13)	(765)	106,410	8.0
JNL/PPM America Floating Rate Income Fund - Class I	30,362	—	4,115	—	—	780	27,027	2.0
JNL/PPM America High Yield Bond Fund - Class I	76,347	—	9,691	—	—	845	67,501	5.1
JNL/PPM America Low Duration Bond Fund - Class I	90,675	—	10,484	—	—	554	80,745	6.1
JNL/PPM America Total Return Fund - Class I	106,245	—	11,227	—	—	(959)	94,059	7.1
JNL/Scout Unconstrained Bond Fund - Class I	64,229	—	23,653	—	—	(383)	40,193	3.0
JNL/T. Rowe Price Established Growth Fund - Class I	32,360	—	8,234	—	—	3,065	27,191	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	90,733	—	10,476	—	—	487	80,744	6.1
JNL/T. Rowe Price Value Fund - Class I	46,856	3	7,218	—	562	70	40,273	3.0
JNL/WCM Focused International Equity Fund - Class I	15,551	5	2,792	—	219	606	13,589	1.0
JNL/WMC Value Fund - Class I	2,680	—	—	—	—	92	2,772	0.2
	1,482,285	80,669	242,737	6	1,546	10,725	1,332,488	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	101,698	—	3,977	—	—	(714)	97,007	3.1
JNL Multi-Manager Mid Cap Fund - Class I	42,719	—	8,782	—	—	2,763	36,700	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	36,497	—	6,221	—	—	6,640	36,916	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	71,337	—	30,223	—	—	87	41,201	1.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	36,494	—	5,987	—	—	5,910	36,417	1.2
JNL/Causeway International Value Select Fund - Class I	36,019	—	2,098	—	—	(1,327)	32,594	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	43,469	1,206	—	—	—	6,797	51,472	1.6
JNL/Crescent High Income Fund - Class I	101,943	—	4,939	—	—	2,040	99,044	3.2
JNL/DFA U.S. Core Equity Fund - Class I	36,357	—	4,185	—	—	2,770	34,942	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	69,772	3,923	1	—	—	(334)	73,360	2.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	33,713	—	708	—	(16)	(652)	32,337	1.0
JNL/DoubleLine Total Return Fund - Class I	234,469	1	7,820	—	21	813	227,484	7.3
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	232,171	—	5,730	—	(66)	(948)	225,427	7.2
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	34,386	26	1,098	—	26	(3,109)	30,231	1.0
JNL/Invesco Diversified Dividend Fund - Class I	102,649	1	5,009	—	198	1,820	99,659	3.2
JNL/Invesco Global Real Estate Fund - Class I	34,612	5	25,063	—	316	(1,209)	8,661	0.3
JNL/Invesco International Growth Fund - Class I	70,392	—	28,079	—	—	(2,739)	39,574	1.3
JNL/Invesco Mid Cap Value Fund - Class I	12,632	468	13,255	468	1,070	(915)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	36,654	—	5,333	—	—	4,368	35,689	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	84,138	—	17,984	—	—	8,279	74,433	2.4
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	166,181	29	59,329	—	(782)	(1,234)	104,865	3.3
JNL/Lazard Emerging Markets Fund - Class I	36,217	44	1,903	—	148	(4,692)	29,814	0.9
JNL/Lazard International Strategic Equity Fund - Class I	—	25,000	—	—	—	(109)	24,891	0.8
JNL/MFS Mid Cap Value Fund - Class I	17,631	5,631	—	—	—	766	24,028	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	—	40,000	—	—	—	—	40,000	1.3
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	15,604	—	—	—	(2,563)	13,041	0.4
JNL/Oppenheimer Global Growth Fund - Class I	36,882	909	1,611	—	178	1,056	37,414	1.2
JNL/PIMCO Income Fund - Class I	80,455	3,229	—	—	—	(141)	83,543	2.7
JNL/PIMCO Real Return Fund - Class I	188,671	15,000	9,915	—	(14)	(1,593)	192,149	6.1
JNL/PPM America High Yield Bond Fund - Class I	136,625	—	6,498	—	—	1,861	131,988	4.2
JNL/PPM America Low Duration Bond Fund - Class I	168,314	10,000	6,458	—	12	1,121	172,989	5.5

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	168,253	—	4,665	—	(22)	(1,540)	162,026	5.2
JNL/Scout Unconstrained Bond Fund - Class I	117,002	—	45,773	—	—	(670)	70,559	2.2
JNL/T. Rowe Price Established Growth Fund - Class I	284,184	—	37,576	—	—	34,772	281,380	9.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	136,110	10,000	6,199	—	7	788	140,706	4.5
JNL/T. Rowe Price Value Fund - Class I	227,303	—	25,351	—	—	915	202,867	6.5
JNL/WCM Focused International Equity Fund - Class I	51,893	12,549	—	—	—	3,461	67,903	2.2
JNL/WMC Value Fund - Class I	48,418	—	11,871	—	—	422	36,969	1.2
	3,316,260	143,625	393,641	468	1,076	62,960	3,130,280	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	191,143	—	2,756	—	—	(1,323)	187,064	3.0
JNL Multi-Manager Mid Cap Fund - Class I	133,652	25,000	49,133	—	4,140	5,746	119,405	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	71,163	—	8,742	—	—	14,060	76,481	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	139,007	—	9,566	—	—	5,867	135,308	2.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	295,463	—	68,380	—	—	41,692	268,775	4.4
JNL/Causeway International Value Select Fund - Class I	100,945	1,218	—	—	—	(3,632)	98,531	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	108,716	3,488	—	—	—	17,132	129,336	2.1
JNL/Crescent High Income Fund - Class I	140,348	—	9,562	—	—	2,738	133,524	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	63,183	2,911	—	—	—	(292)	65,802	1.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	62,884	49	76	—	(2)	(1,242)	61,613	1.0
JNL/DoubleLine Total Return Fund - Class I	183,241	339	228	—	2	678	184,032	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	309,226	162	1,206	—	(6)	(1,408)	306,768	5.0
JNL/Goldman Sachs Core Plus Bond Fund - Class I	53,496	—	—	—	—	(1,170)	52,326	0.8
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	64,575	3	1,066	—	27	(5,932)	57,607	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	21,146	1,868	—	—	—	(2,722)	20,292	0.3
JNL/Invesco Diversified Dividend Fund - Class I	119,255	6,172	—	—	—	2,667	128,094	2.1
JNL/Invesco Global Real Estate Fund - Class I	129,626	170	77,471	—	635	(4,032)	48,928	0.8
JNL/Invesco International Growth Fund - Class I	133,858	—	33,664	—	—	(5,414)	94,780	1.5
JNL/Invesco Mid Cap Value Fund - Class I	33,265	1,813	35,019	1,813	2,349	(2,408)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	70,792	—	7,353	—	—	9,171	72,610	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	211,911	—	51,196	—	—	19,526	180,241	2.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	176,950	643	73,227	—	(900)	(1,193)	102,273	1.7
JNL/Lazard Emerging Markets Fund - Class I	69,150	3	2,479	—	183	(9,051)	57,806	0.9
JNL/Lazard International Strategic Equity Fund - Class I	—	30,000	—	—	—	(131)	29,869	0.5
JNL/MFS Mid Cap Value Fund - Class I	28,032	20,202	1	—	—	1,327	49,560	0.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	103,976	25,027	10,132	—	893	(16,611)	103,153	1.7
JNL/Oppenheimer Global Growth Fund - Class I	204,489	210	4,447	—	479	6,253	206,984	3.4
JNL/PIMCO Income Fund - Class I	50,740	86,105	—	—	—	297	137,142	2.2
JNL/PIMCO Real Return Fund - Class I	230,509	126	8,130	—	(25)	(2,045)	220,435	3.6
JNL/PPM America High Yield Bond Fund - Class I	192,700	—	3,794	—	—	2,798	191,704	3.1
JNL/PPM America Low Duration Bond Fund - Class I	243,511	25,408	173	—	1	1,687	270,434	4.4
JNL/PPM America Mid Cap Value Fund - Class I	31,362	—	—	—	—	494	31,856	0.5
JNL/PPM America Total Return Fund - Class I	188,111	188	773	—	(2)	(1,727)	185,797	3.0
JNL/Scout Unconstrained Bond Fund - Class I	162,449	—	65,886	—	—	(903)	95,660	1.5
JNL/T. Rowe Price Established Growth Fund - Class I	808,970	—	90,407	—	—	102,727	821,290	13.3
JNL/T. Rowe Price Short-Term Bond Fund - Class I	184,070	25,241	344	—	1	1,116	210,084	3.4
JNL/T. Rowe Price Value Fund - Class I	680,038	—	32,964	—	—	6,259	653,333	10.6
JNL/WCM Focused International Equity Fund - Class I	136,464	17,506	—	—	—	8,466	162,436	2.6
JNL/WMC Value Fund - Class I	253,096	—	36,314	—	—	4,882	221,664	3.6
	6,381,512	273,852	684,489	1,813	7,775	194,347	6,172,997	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	157,412	490	—	—	—	(1,081)	156,821	2.7
JNL Multi-Manager Mid Cap Fund - Class I	99,891	30,216	32,193	—	2,570	5,032	105,516	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	117,727	—	10,420	—	—	24,588	131,895	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	121,200	—	7,005	—	—	5,271	119,466	2.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	508,806	—	119,325	—	—	71,311	460,792	8.1
JNL/Causeway International Value Select Fund - Class I	117,222	2	2,661	—	120	(4,237)	110,446	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	166,101	9,194	—	—	—	26,435	201,730	3.5
JNL/Crescent High Income Fund - Class I	93,961	16,335	13	—	—	2,041	112,324	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5,840	—	—	—	—	(30)	5,810	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,430	20,435	700	—	(17)	(706)	55,442	1.0
JNL/DoubleLine Total Return Fund - Class I	54,064	26	105	—	—	199	54,184	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	54,217	179	335	—	8	(5,036)	49,033	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	32,243	6,340	—	—	—	(4,207)	34,376	0.6
JNL/Invesco Diversified Dividend Fund - Class I	108,189	16,236	—	—	—	2,997	127,422	2.2

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Global Real Estate Fund - Class I	105,494	202	56,443	—	609	(3,070)	46,792	0.8
JNL/Invesco International Growth Fund - Class I	115,830	10	32,342	—	2	(4,652)	78,848	1.4
JNL/Invesco Mid Cap Value Fund - Class I	67,094	5,498	70,926	5,497	3,192	(4,858)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	62,950	—	6,187	—	—	8,241	65,004	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	181,455	—	64,706	—	—	12,039	128,788	2.3
JNL/Lazard Emerging Markets Fund - Class I	136,113	20	10,483	—	510	(17,335)	108,825	1.9
JNL/Lazard International Strategic Equity Fund - Class I	—	30,000	—	—	—	(131)	29,869	0.5
JNL/MFS Mid Cap Value Fund - Class I	22,167	61,779	4,249	—	415	1,105	81,217	1.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	100,300	850	—	—	—	(12,656)	88,494	1.6
JNL/Oppenheimer Global Growth Fund - Class I	297,369	30,000	8,240	—	897	9,774	329,800	5.8
JNL/PIMCO Income Fund - Class I	61,800	52,662	21	—	—	70	114,511	2.0
JNL/PIMCO Real Return Fund - Class I	139,337	—	15,056	—	—	(1,217)	123,064	2.2
JNL/PPM America High Yield Bond Fund - Class I	107,365	129	23	—	—	1,629	109,100	1.9
JNL/PPM America Low Duration Bond Fund - Class I	88,833	21,852	11	—	—	628	111,302	2.0
JNL/PPM America Mid Cap Value Fund - Class I	17,995	—	—	—	—	283	18,278	0.3
JNL/PPM America Total Return Fund - Class I	100,157	912	—	—	—	(915)	100,154	1.8
JNL/Scout Unconstrained Bond Fund - Class I	54,056	42	62	—	—	(543)	53,493	0.9
JNL/T. Rowe Price Established Growth Fund - Class I	786,164	—	44,469	—	—	109,633	851,328	14.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	199,691	—	1	—	—	25,322	225,012	3.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	100,011	10,745	12	—	—	611	111,355	2.0
JNL/T. Rowe Price Value Fund - Class I	833,545	—	81,405	—	—	4,303	756,443	13.3
JNL/WCM Focused International Equity Fund - Class I	156,107	28,127	1	—	—	9,987	194,220	3.4
JNL/WMC Value Fund - Class I	276,490	—	29,097	—	—	6,433	253,826	4.5
	5,683,626	342,281	596,491	5,497	8,306	267,258	5,704,980	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	61,485	922	—	—	—	(433)	61,974	2.7
JNL Multi-Manager Mid Cap Fund - Class I	42,957	34	8,223	—	853	3,028	38,649	1.7
JNL Multi-Manager Small Cap Growth Fund - Class I	44,028	—	2,326	—	—	9,711	51,413	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	64,880	190	8,146	—	650	2,404	59,978	2.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,356	—	19,336	—	—	36,847	218,867	9.4
JNL/Causeway International Value Select Fund - Class I	65,612	344	100	—	6	(2,348)	63,514	2.7
JNL/ClearBridge Large Cap Growth Fund - Class I	108,358	—	3,267	—	—	15,855	120,946	5.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	20,174	485	—	—	—	(400)	20,259	0.9
JNL/DoubleLine Total Return Fund - Class I	20,157	432	—	—	—	77	20,666	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	672	—	—	—	—	(63)	609	—
JNL/GQG Emerging Markets Equity Fund - Class I	28,992	—	2,573	—	—	(3,157)	23,262	1.0
JNL/Invesco Diversified Dividend Fund - Class I	80,421	12,209	1	—	—	2,004	94,633	4.1
JNL/Invesco Global Real Estate Fund - Class I	41,627	498	20,893	—	171	(1,159)	20,244	0.9
JNL/Invesco International Growth Fund - Class I	42,476	424	15,087	—	(32)	(1,678)	26,103	1.1
JNL/Invesco Mid Cap Value Fund - Class I	24,486	1,610	25,838	1,610	1,515	(1,773)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	39,279	—	7,781	—	—	4,167	35,665	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	106,449	—	41,344	—	—	6,304	71,409	3.1
JNL/Lazard Emerging Markets Fund - Class I	45,345	5,067	7	—	—	(6,613)	43,792	1.9
JNL/Lazard International Strategic Equity Fund - Class I	—	15,000	—	—	—	(66)	14,934	0.6
JNL/MFS Mid Cap Value Fund - Class I	11,225	19,576	1,358	—	132	533	30,108	1.3
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	53,602	1,760	1,425	—	129	(6,801)	47,265	2.0
JNL/Oppenheimer Global Growth Fund - Class I	111,222	26,374	602	—	65	4,297	141,356	6.1
JNL/PIMCO Income Fund - Class I	10,711	2,658	—	—	—	(9)	13,360	0.6
JNL/PPM America High Yield Bond Fund - Class I	41,078	657	—	—	—	634	42,369	1.8
JNL/PPM America Total Return Fund - Class I	20,264	449	—	—	—	(185)	20,528	0.9
JNL/Scout Unconstrained Bond Fund - Class I	8,099	—	—	—	—	(81)	8,018	0.3
JNL/T. Rowe Price Established Growth Fund - Class I	278,212	6,038	10	—	2	42,858	327,100	14.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	105,477	—	—	—	—	13,375	118,852	5.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,070	880	—	—	—	249	41,199	1.8
JNL/T. Rowe Price Value Fund - Class I	316,767	7,505	445	—	34	4,207	328,068	14.1
JNL/WCM Focused International Equity Fund - Class I	66,517	34,202	—	—	—	5,090	105,809	4.5
JNL/WMC Value Fund - Class I	131,993	—	18,535	—	—	2,587	116,045	5.0
	2,233,991	137,314	177,297	1,610	3,525	129,461	2,326,994	100.0

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 83.6%
FlexShares Global Upstream Natural Resources Index Fund (b)	39	1,307
iShares Core MSCI EAFE ETF	47	3,022
iShares Core MSCI Emerging Markets ETF	19	979
iShares Core S&P 500 ETF	27	7,965
iShares International Developed Real Estate ETF	13	382
SPDR S&P 500 ETF Trust	19	5,545
Vanguard FTSE Developed Markets ETF (b)	142	6,166
Vanguard Global ex-U.S. Real Estate ETF (b)	9	506
Vanguard Mid-Cap ETF	10	1,679
Vanguard MSCI Emerging Markets ETF	23	957
Vanguard REIT ETF	11	873
Vanguard Small-Cap ETF (b)	6	1,002
Total Investment Companies (cost $26,382)		30,383
SHORT TERM INVESTMENTS 36.5%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	1,122	1,122
	Shares/Par[1]	Value ($)
Securities Lending Collateral 21.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	7,640	7,640
Treasury Securities 12.4%
Japan Treasury Bill
-0.14%, 10/09/18, JPY (e)	301,000	2,649
U.S. Treasury Bill
2.03%, 11/01/18 (e) (f)	850	848
2.06%, 11/23/18 (e) (f)	1,000	997
		4,494
Total Short Term Investments (cost $13,323)		13,256
Total Investments 120.1% (cost $39,705)		43,639
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (20.1)%		(7,305)
Total Net Assets 100.0%		36,346

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) The coupon rate represents the yield to maturity.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	5	December 2018	AUD	772	2	2
Bloomberg Commodity Index	65	December 2018		536	3	18
Canadian Government Bond, 10-Year	1	December 2018	CAD	134	—	(1)
E-mini Russell 2000 Index	8	December 2018		684	2	(4)
Euro STOXX 50	9	December 2018	EUR	302	(5)	3
FTSE 100 Index	(1)	December 2018	GBP	(73)	—	(3)
Mini MSCI Emerging Markets Index	1	December 2018		52	—	1
S&P/Toronto Stock Exchange 60 Index	(3)	December 2018	CAD	(570)	5	—
Tokyo Price Index	15	December 2018	JPY	260,619	18	107
U.S. Treasury Note, 10-Year	28	December 2018		3,359	1	(33)
U.S. Treasury Note, 2-Year	14	December 2018		2,957	1	(7)
Ultra Long Term U.S. Treasury Bond	12	December 2018		1,924	(4)	(73)
					23	10

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	12/14/18	AUD	129	93	—
CAD/USD	SSB	12/14/18	CAD	136	106	1
CHF/USD	SSB	12/14/18	CHF	155	159	(2)
EUR/USD	CSI	12/14/18	EUR	472	552	(8)
EUR/USD	SSB	12/14/18	EUR	487	568	(5)
EUR/USD	UBS	12/14/18	EUR	211	247	(2)
GBP/USD	MSC	12/14/18	GBP	155	203	(1)
GBP/USD	SSB	12/14/18	GBP	217	284	(3)
NOK/USD	SSB	12/14/18	NOK	2,949	364	6
NZD/USD	RBC	12/14/18	NZD	661	438	(4)
NZD/USD	SSB	12/14/18	NZD	147	98	2
SEK/USD	SSB	12/14/18	SEK	135	15	—
USD/AUD	SSB	12/14/18	AUD	(50)	(36)	(1)
USD/AUD	SSB	12/14/18	AUD	(159)	(115)	3
USD/CAD	SSB	12/14/18	CAD	(768)	(595)	(6)
USD/CAD	SSB	12/14/18	CAD	(181)	(140)	—
USD/CHF	SSB	12/14/18	CHF	(434)	(445)	4
USD/EUR	SSB	12/14/18	EUR	(1,361)	(1,590)	—
USD/GBP	MSC	12/14/18	GBP	(666)	(872)	(1)
USD/GBP	SSB	12/14/18	GBP	(80)	(105)	(1)
USD/GBP	SSB	12/14/18	GBP	(133)	(174)	1
USD/JPY	RBS	10/23/18	JPY	(235,383)	(2,075)	56
USD/JPY	CIT	12/14/18	JPY	(78,108)	(692)	6
USD/JPY	SSB	12/14/18	JPY	(42,353)	(375)	8
USD/NZD	SSB	12/14/18	NZD	(184)	(122)	—
					(4,209)	53

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	MLP	2.23	07/31/21	1,446	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	MLP	2.23	07/31/21	2,214	—	2
						—	4

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INDEX
S&P 500 Total Return (M)	CIT	1M LIBOR +0.34%	10/15/18	(8,207)	—	(68)
					—	(68)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.8%
Communication Services 10.1%
Activision Blizzard Inc.	28	2,298
Alphabet Inc. - Class A (a) (b)	7	8,463
Alphabet Inc. - Class C (a) (b)	7	8,369
AT&T Inc.	27	906
Comcast Corp. - Class A	122	4,321
Electronic Arts Inc. (a)	18	2,197
Facebook Inc. - Class A (a) (b)	84	13,742
IAC/InterActiveCorp. (a)	32	7,003
John Wiley & Sons Inc. - Class A	10	619
Match Group Inc. (a) (c)	6	360
Twenty-First Century Fox Inc. - Class A	27	1,230
Twitter Inc. (a)	48	1,360
Viacom Inc. - Class B	18	613
Walt Disney Co.	35	4,135
Zynga Inc. - Class A (a)	504	2,022
		57,638
Consumer Discretionary 21.2%
Amazon.com Inc. (a) (b)	13	25,488
American Eagle Outfitters Inc.	149	3,705
AutoZone Inc. (a)	—	125
Best Buy Co. Inc.	65	5,170
Big Lots Inc.	12	518
Booking Holdings Inc. (a)	2	4,581
Brunswick Corp.	26	1,729
Burlington Stores Inc. (a)	13	2,036
Carnival Plc	4	274
Carter's Inc.	6	571
Chipotle Mexican Grill Inc. (a)	1	317
D.R. Horton Inc.	65	2,750
Deckers Outdoor Corp. (a)	24	2,869
eBay Inc. (a)	58	1,913
Foot Locker Inc.	111	5,676
Gap Inc.	86	2,469
Home Depot Inc.	15	3,178
Hyatt Hotels Corp. - Class A	19	1,483
Kohl's Corp.	33	2,490
Las Vegas Sands Corp.	53	3,140
Lear Corp.	31	4,419
Lowe's Cos. Inc.	22	2,566
Lululemon Athletica Inc. (a)	22	3,631
Macy's Inc.	75	2,610
Michael Kors Holdings Ltd. (a)	65	4,425
Netflix Inc. (a)	9	3,288
Nike Inc. - Class B	30	2,524
NVR Inc. (a)	1	3,046
Ollie's Bargain Outlet Holdings Inc. (a)	5	491
Ralph Lauren Corp. - Class A	14	1,973
Ross Stores Inc.	14	1,395
Skechers U.S.A. Inc. - Class A (a)	97	2,700
Target Corp.	77	6,813
TJX Cos. Inc.	40	4,519
Toll Brothers Inc.	15	507
Urban Outfitters Inc. (a) (c)	71	2,913
Wynn Resorts Ltd.	16	2,035
		120,337
Consumer Staples 3.4%
Archer-Daniels-Midland Co.	57	2,862
Costco Wholesale Corp.	1	338
Ingredion Inc.	2	224
Kroger Co.	84	2,434
Nu Skin Enterprises Inc. - Class A	7	610
PepsiCo Inc.	14	1,552
Procter & Gamble Co.	27	2,280
Tyson Foods Inc. - Class A	10	597
Walmart Inc. (b)	93	8,691
		19,588
Energy 11.1%
Anadarko Petroleum Corp.	84	5,654
Chevron Corp. (b)	66	8,082
CNX Resources Corp. (a)	19	270
	Shares/Par[1]	Value ($)
ConocoPhillips Co. (b)	129	9,982
Devon Energy Corp.	16	640
EOG Resources Inc.	16	2,068
Exxon Mobil Corp.	67	5,713
Halliburton Co.	31	1,255
Helmerich & Payne Inc.	10	690
HollyFrontier Corp.	82	5,720
Laredo Petroleum Holdings Inc. (a) (c)	15	125
Marathon Oil Corp.	121	2,828
Marathon Petroleum Corp.	34	2,713
McDermott International Inc. (a)	27	505
Newfield Exploration Co. (a)	41	1,187
Occidental Petroleum Corp.	53	4,314
PBF Energy Inc. - Class A	29	1,466
Phillips 66	11	1,238
Pioneer Natural Resources Co.	3	443
RPC Inc.	10	151
Valero Energy Corp.	63	7,115
Whiting Petroleum Corp. (a)	16	840
		62,999
Financials 11.9%
Aflac Inc.	121	5,703
Allstate Corp.	43	4,237
Ameriprise Financial Inc.	10	1,480
Assured Guaranty Ltd.	59	2,484
Bank of America Corp.	196	5,771
Bank of New York Mellon Corp.	14	720
Berkshire Hathaway Inc. - Class B (a)	27	5,765
BlackRock Inc.	2	1,086
Citigroup Inc.	61	4,353
Federated Investors Inc. - Class B	21	513
Fidelity National Financial Inc.	83	3,275
First American Financial Corp.	14	707
JPMorgan Chase & Co. (b)	105	11,848
Moody's Corp.	4	721
Morgan Stanley	15	688
PNC Financial Services Group Inc.	37	5,078
Popular Inc.	37	1,873
Prudential Financial Inc.	11	1,128
Regions Financial Corp.	56	1,032
Reinsurance Group of America Inc.	16	2,272
S&P Global Inc.	4	803
T. Rowe Price Group Inc.	11	1,242
TCF Financial Corp.	36	847
Travelers Cos. Inc.	12	1,554
Wells Fargo & Co.	48	2,536
		67,716
Health Care 20.2%
AbbVie Inc.	49	4,648
Abiomed Inc. (a)	9	3,963
Aetna Inc.	8	1,643
Agilent Technologies Inc.	32	2,289
Align Technology Inc. (a)	12	4,640
Amgen Inc.	26	5,467
Baxter International Inc. (b)	115	8,850
Biogen Inc. (a)	18	6,327
Boston Scientific Corp. (a)	27	1,043
Bristol-Myers Squibb Co.	29	1,825
Bruker Corp.	15	504
Cardinal Health Inc.	4	241
Celgene Corp. (a)	61	5,433
Centene Corp. (a)	6	847
Charles River Laboratories International Inc. (a)	15	1,977
Danaher Corp.	20	2,173
DexCom Inc. (a)	14	2,046
Exelixis Inc. (a)	68	1,203
Express Scripts Holding Co. (a)	14	1,328
Gilead Sciences Inc.	88	6,775
Haemonetics Corp. (a)	34	3,929
Humana Inc.	20	6,658
Intuitive Surgical Inc. (a)	6	3,300
Johnson & Johnson (b)	56	7,793
McKesson Corp.	19	2,497
Medtronic Plc	8	744

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Merck & Co. Inc.	82	5,819
Pfizer Inc. (b)	162	7,141
United Therapeutics Corp. (a)	16	2,092
UnitedHealth Group Inc.	15	4,047
Vertex Pharmaceuticals Inc. (a)	13	2,585
WellCare Health Plans Inc. (a)	15	4,857
		114,684
Industrials 14.4%
Armstrong World Industries Inc. (a)	6	387
Boeing Co. (b)	35	12,878
Caterpillar Inc.	5	793
Crane Co.	13	1,275
CSX Corp.	36	2,631
Cummins Inc.	24	3,480
Curtiss-Wright Corp.	8	1,125
Eaton Corp. Plc	22	1,868
Emerson Electric Co.	4	314
Esterline Technologies Corp. (a)	8	733
FedEx Corp.	15	3,597
General Dynamics Corp.	8	1,727
HD Supply Holdings Inc. (a)	36	1,523
Honeywell International Inc.	24	3,921
Huntington Ingalls Industries Inc.	14	3,457
Ingersoll-Rand Plc	24	2,461
ITT Inc.	47	2,878
Kansas City Southern	12	1,342
KBR Inc.	63	1,326
L3 Technologies Inc.	7	1,503
Lockheed Martin Corp.	9	3,194
Manpower Inc.	21	1,831
MSC Industrial Direct Co. - Class A	8	685
Norfolk Southern Corp.	27	4,922
Northrop Grumman Systems Corp.	5	1,714
nVent Electric Plc	25	690
Oshkosh Corp.	29	2,051
Raytheon Co.	22	4,601
Robert Half International Inc.	42	2,965
Ryder System Inc.	8	561
Spirit Aerosystems Holdings Inc. - Class A	59	5,374
United Rentals Inc. (a)	2	354
Waste Management Inc.	10	895
WESCO International Inc. (a)	24	1,494
WW Grainger Inc.	4	1,388
		81,938
Information Technology 27.8%
Accenture Plc - Class A	19	3,246
Adobe Systems Inc. (a) (b)	30	8,157
Akamai Technologies Inc. (a)	19	1,369
Apple Inc. (b)	114	25,647
Applied Materials Inc.	131	5,045
Arista Networks Inc. (a)	1	136
Aspen Technology Inc. (a)	10	1,098
Broadcom Inc.	2	509
Broadridge Financial Solutions Inc.	25	3,309
Cadence Design Systems Inc. (a)	55	2,491
CDW Corp.	7	665
Cirrus Logic Inc. (a)	5	188
Cisco Systems Inc.	121	5,909
Citrix Systems Inc. (a)	7	742
Cognizant Technology Solutions Corp. - Class A	46	3,583
Convergys Corp.	19	445
DXC Technology Co.	14	1,351
EPAM Systems Inc. (a)	3	459
F5 Networks Inc. (a)	3	535
First Solar Inc. (a)	14	667
Fortinet Inc. (a)	24	2,245
HP Inc.	43	1,103
Intel Corp. (b)	204	9,654
International Business Machines Corp. (b)	69	10,420
Intuit Inc.	4	1,010
KLA-Tencor Corp.	3	291
Lam Research Corp.	12	1,800
Maxim Integrated Products Inc.	23	1,316
	Shares/Par[1]	Value ($)
MAXIMUS Inc.	16	1,021
Micron Technology Inc. (a) (b)	202	9,138
Microsoft Corp. (b)	197	22,547
NetApp Inc.	6	501
Nvidia Corp.	16	4,349
ON Semiconductor Corp. (a)	18	337
Oracle Corp. (b)	148	7,626
PayPal Holdings Inc. (a)	33	2,916
Red Hat Inc. (a)	7	994
Sabre Corp.	48	1,246
Science Applications International Corp.	32	2,603
Seagate Technology	11	537
Skyworks Solutions Inc.	24	2,152
Splunk Inc. (a)	2	195
Symantec Corp.	30	637
Texas Instruments Inc.	41	4,363
Total System Services Inc.	30	2,985
Western Digital Corp.	12	686
		158,223
Materials 5.0%
Alcoa Corp. (a)	46	1,868
Cabot Corp.	2	150
Celanese Corp. - Class A	45	5,168
Chemours Co.	42	1,656
Eastman Chemical Co.	27	2,556
Freeport-McMoRan Inc. - Class B	123	1,713
Greif Inc. - Class A	2	115
Huntsman Corp.	97	2,646
LyondellBasell Industries NV - Class A (b)	80	8,197
PolyOne Corp.	4	192
Reliance Steel & Aluminum Co.	4	318
Steel Dynamics Inc.	52	2,359
Westlake Chemical Corp.	20	1,652
		28,590
Real Estate 2.3%
American Tower Corp.	5	763
AvalonBay Communities Inc.	2	417
Boston Properties Inc.	3	419
Crown Castle International Corp.	8	938
Digital Realty Trust Inc.	11	1,220
Equinix Inc.	—	130
Equity Residential Properties Inc.	12	775
Host Hotels & Resorts Inc.	17	358
ProLogis Inc.	30	2,001
Public Storage	11	2,247
Realty Income Corp.	24	1,388
Ventas Inc.	20	1,071
Welltower Inc.	15	978
Weyerhaeuser Co.	12	382
		13,087
Utilities 0.4%
Exelon Corp.	57	2,477
Total Common Stocks (cost $612,830)		727,277
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	8,766	8,766
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	1,759	1,759
Total Short Term Investments (cost $10,525)		10,525
Total Investments 129.6% (cost $623,355)		737,802
Total Securities Sold Short (29.2)% (proceeds $156,673)		(166,023)
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.4)%		(2,659)
Total Net Assets 100.0%		569,119

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.2%)
COMMON STOCKS (29.2%)
Communication Services (2.5%)
CenturyLink Inc.	(87)	(1,853)
Charter Communications Inc. - Class A	(6)	(2,030)
Discovery Inc. - Class A	(87)	(2,783)
DISH Network Corp. - Class A	(13)	(480)
GCI Liberty Inc. - Class A	(15)	(779)
Liberty Broadband Corp. - Class C	(5)	(448)
Meredith Corp.	(34)	(1,749)
New York Times Co. - Class A	(48)	(1,101)
Pandora Media Inc.	(259)	(2,463)
Zayo Group Holdings Inc.	(11)	(378)
		(14,064)
Consumer Discretionary (4.3%)
Adient Plc	(64)	(2,519)
Aptiv Plc	(1)	(111)
Caesars Entertainment Corp.	(511)	(5,237)
Carmax Inc.	(11)	(851)
Floor & Decor Holdings Inc.	(10)	(314)
Leggett & Platt Inc.	(10)	(433)
Limited Brands Inc.	(4)	(119)
Mattel Inc.	(82)	(1,286)
Newell Brands Inc.	(171)	(3,468)
Scientific Games Corp. - Class A	(63)	(1,606)
Tempur Sealy International Inc.	(4)	(191)
Tesla Inc.	(15)	(3,997)
Under Armour Inc. - Class A	(96)	(2,033)
Visteon Corp.	(24)	(2,238)
		(24,403)
Consumer Staples (2.7%)
Campbell Soup Co.	(81)	(2,978)
Coty Inc. - Class A	(172)	(2,163)
Hain Celestial Group Inc.	(126)	(3,408)
Kraft Heinz Foods Co.	(35)	(1,914)
Post Holdings Inc.	(36)	(3,521)
Rite Aid Corp.	(86)	(110)
TreeHouse Foods Inc.	(31)	(1,490)
		(15,584)
Energy (3.3%)
Callon Petroleum Co.	(194)	(2,323)
Dril-Quip Inc.	(8)	(414)
Ensco Plc - Class A	(471)	(3,976)
Extraction Oil & Gas Inc.	(14)	(163)
Matador Resources Co.	(14)	(468)
Nabors Industries Ltd.	(491)	(3,022)
Rowan Cos. Plc - Class A	(120)	(2,253)
SM Energy Co.	(20)	(646)
Targa Resources Corp.	(22)	(1,230)
Transocean Ltd.	(99)	(1,387)
Weatherford International Plc	(1,038)	(2,814)
		(18,696)
Financials (1.8%)
FNB Corp.	(40)	(505)
Home Bancshares Inc.	(17)	(365)
LendingTree Inc.	(3)	(643)
Pinnacle Financial Partners Inc.	(11)	(689)
ProAssurance Corp.	(4)	(210)
Sterling Bancorp	(207)	(4,565)
United Bankshares Inc.	(90)	(3,263)
		(10,240)
Health Care (5.0%)
Acadia HealthCare Co. Inc.	(75)	(2,632)
	Shares/Par[1]	Value ($)
Agios Pharmaceuticals Inc.	(44)	(3,392)
Akorn Inc.	(87)	(1,130)
Alkermes Plc	(33)	(1,404)
Alnylam Pharmaceuticals Inc.	(20)	(1,736)
Bluebird Bio Inc.	(19)	(2,728)
Brookdale Senior Living Inc.	(126)	(1,243)
Endo International Plc	(74)	(1,251)
Exact Sciences Corp.	(40)	(3,160)
Ionis Pharmaceuticals Inc.	(11)	(580)
Lifepoint Health Inc.	—	(2)
Medidata Solutions Inc.	(11)	(794)
Opko Health Inc.	(204)	(705)
Premier Inc. - Class A	(65)	(2,980)
Prestige Consumer Healthcare Inc.	(52)	(1,973)
Seattle Genetics Inc.	(20)	(1,529)
Syneos Health Inc. - Class A	(21)	(1,066)
		(28,305)
Industrials (2.8%)
Alaska Air Group Inc.	(18)	(1,221)
American Airlines Group Inc.	(53)	(2,177)
Colfax Corp.	(39)	(1,422)
Cree Inc.	(14)	(548)
Flowserve Corp.	(42)	(2,297)
Healthcare Services Group Inc.	(32)	(1,287)
Knight-Swift Transportation Holdings Inc. - Class A	(3)	(109)
Middleby Corp.	(4)	(560)
Nielsen Holdings Plc	(14)	(376)
NOW Inc.	(155)	(2,562)
Spirit Airlines Inc.	(37)	(1,716)
TransDigm Group Inc.	(2)	(594)
Wabtec Corp.	(9)	(948)
		(15,817)
Information Technology (3.7%)
Advanced Micro Devices Inc.	(67)	(2,061)
Belden Inc.	(44)	(3,170)
Cognex Corp.	(27)	(1,514)
Cypress Semiconductor Corp.	(63)	(909)
EchoStar Corp. - Class A	(4)	(164)
FireEye Inc.	(28)	(483)
Gartner Inc.	(6)	(977)
Guidewire Software Inc.	(1)	(124)
Microchip Technology Inc.	(37)	(2,940)
NCR Corp.	(17)	(470)
NetScout Systems Inc.	(23)	(592)
Universal Display Corp.	(34)	(3,979)
ViaSat Inc.	(59)	(3,743)
		(21,126)
Materials (2.4%)
Albemarle Corp.	(63)	(6,309)
Allegheny Technologies Inc.	(131)	(3,883)
Crown Holdings Inc.	(23)	(1,123)
Royal Gold Inc.	(30)	(2,329)
Valvoline Inc.	(10)	(205)
		(13,849)
Utilities (0.7%)
Black Hills Corp.	(7)	(399)
FirstEnergy Corp.	(21)	(788)
PPL Corp.	(90)	(2,641)
Sempra Energy	(1)	(111)
		(3,939)
Total Common Stocks (proceeds $156,673)		(166,023)
Total Securities Sold Short (29.2%) (proceeds $156,673)		(166,023)

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	30	December 2018	4,363	(1)	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 92.5%
Investment Companies 46.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	77,779	77,779
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.09% (c)	59,832	59,832
		137,611
Treasury Securities 45.6%
U.S. Treasury Bill
1.97%, 10/04/18 (d)	21,612	21,607
2.03%, 10/11/18 (d)	590	590
2.00%, 10/18/18 (d)	3,516	3,513
2.11%, 10/25/18 (d)	7,248	7,238
2.06%, 11/29/18 (d)	2,336	2,328
2.12%, 12/06/18 (d)	1,339	1,334

	Shares/Par[1]	Value ($)
2.14%, 12/13/18 (d)	1,467	1,461
2.19%, 01/31/19 (d)	2,478	2,459
2.21%, 02/07/19 (d)	62,091	61,588
2.35%, 03/28/19 (d)	32,006	31,640
		133,758
Total Short Term Investments (cost $271,388)		271,369
Total Investments 92.5% (cost $271,388)		271,369
Other Derivative Instruments 0.4%		1,117
Other Assets and Liabilities, Net 7.1%		20,781
Total Net Assets 100.0%		293,267

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Euro EURIBOR	(29)	March 2019	EUR	(7,269)	—	(2)
3M Euro Swiss Franc Interest Rate	7	June 2019	CHF	1,762	—	1
3M Euro Swiss Franc Interest Rate	10	September 2019	CHF	2,516	1	—
3M Sterling Interest Rate	(106)	March 2019	GBP	(13,123)	—	—
3M Sterling Interest Rate	(116)	June 2019	GBP	(14,351)	(2)	4
3M Sterling Interest Rate	(126)	September 2019	GBP	(15,573)	(2)	4
3M Sterling Interest Rate	(201)	December 2019	GBP	(24,826)	—	10
3M Sterling Interest Rate	(150)	March 2020	GBP	(18,515)	(2)	7
3M Sterling Interest Rate	(149)	June 2020	GBP	(18,388)	(2)	16
3M Sterling Interest Rate	(92)	September 2020	GBP	(11,353)	(2)	18
90-Day Eurodollar	(409)	March 2019		(99,559)	(15)	212
90-Day Eurodollar	(385)	June 2019		(93,584)	(14)	212
90-Day Eurodollar	(375)	September 2019		(91,045)	(14)	183
90-Day Eurodollar	(374)	December 2019		(90,714)	(19)	150
90-Day Eurodollar	(377)	March 2020		(91,422)	(19)	155
90-Day Eurodollar	(383)	June 2020		(92,867)	(14)	153
90-Day Eurodollar	(344)	September 2020		(83,419)	(13)	140
ASX SPI 200 Index	75	December 2018	AUD	11,550	33	47
Australia Commonwealth Treasury Bond, 10-Year	2	December 2018	AUD	258	—	—
Australia Commonwealth Treasury Bond, 3-Year	84	December 2018	AUD	9,344	1	1
Australian Dollar	(385)	December 2018		(27,622)	(46)	(202)
Brent Crude Oil	220	December 2018		17,084	298	1,116
British Pound	6	December 2018		495	(2)	(5)
Canadian Bank Acceptance	(63)	March 2019	CAD	(15,373)	3	7
Canadian Bank Acceptance	(58)	June 2019	CAD	(14,139)	3	10
Canadian Dollar	120	December 2018		9,295	84	6
Canadian Government Bond, 10-Year	(56)	December 2018	CAD	(7,423)	4	(3)
Coffee 'C'	(43)	December 2018		(1,783)	(51)	131
Copper	(87)	December 2018		(5,851)	(48)	(250)
Corn	7	December 2018		130	(3)	(5)
Cotton No. 2	(5)	December 2018		(205)	3	14
Dow Jones Industrial Average E-Mini Index	72	December 2018		9,415	1	116
E-mini Russell 2000 Index	237	December 2018		20,373	57	(218)
Euro FX Currency	31	December 2018		4,587	(23)	(60)
Euro STOXX 50	(127)	December 2018	EUR	(4,230)	88	(85)
Euro-Bobl	(1)	December 2018	EUR	(131)	—	—
Euro-BTP	(1)	December 2018	EUR	(123)	(4)	—
Euro-Bund	26	December 2018	EUR	4,170	55	(48)
Euro-Buxl	63	December 2018	EUR	11,160	121	(207)
Euro-OAT	60	December 2018	EUR	9,152	49	(104)
FTSE China A50 Index	(90)	October 2018		(1,051)	(19)	(21)
FTSE/MIB Index	(7)	December 2018	EUR	(733)	43	10
German Stock Index	(36)	December 2018	EUR	(10,901)	203	(138)
Gold 100 oz.	(248)	December 2018		(30,612)	(218)	947
Hang Seng China Enterprises Index	(26)	October 2018	HKD	(14,418)	(25)	4
Hang Seng Index	(59)	October 2018	HKD	(82,014)	(66)	(28)
IBEX 35 Index	(12)	October 2018	EUR	(1,127)	18	3
Japanese Government Bond, 10-Year	(4)	December 2018	JPY	(600,521)	4	1
Japanese Yen	(26)	December 2018		(2,896)	4	18
KCBT Wheat	(26)	December 2018		(689)	9	24
KOSPI 200	(95)	December 2018	KRW	(6,971,543)	36	(172)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Lean Hogs	(12)	December 2018		(269)	(12)	(9)
LME Copper	(35)	December 2018		(5,239)	(240)	(240)
LME Zinc	(5)	December 2018		(311)	(17)	(17)
Low Sulphur Gas Oil	73	November 2018		5,012	84	275
Mexican Peso	78	December 2018		1,995	9	64
Mini MSCI Emerging Markets Index	(166)	December 2018		(8,516)	57	(196)
MSCI Taiwan Index	12	October 2018		494	(1)	(1)
NASDAQ 100 E-Mini	142	December 2018		21,404	(6)	337
Natural Gas	(108)	November 2018		(3,049)	64	(199)
New Zealand Dollar	(40)	December 2018		(2,615)	(5)	(38)
Nikkei 225	44	December 2018	JPY	975,197	112	767
NY Harbor ULSD	49	November 2018		4,602	46	231
OMX Stockholm 30 Index	230	October 2018	SEK	37,472	(36)	81
Platinum	(55)	January 2019		(2,271)	(21)	10
RBOB Gasoline	65	November 2018		5,399	46	295
S&P 500 E-Mini Index	314	December 2018		45,615	(14)	214
S&P MidCap 400 E-Mini Index	21	December 2018		4,292	14	(40)
S&P/Toronto Stock Exchange 60 Index	46	December 2018	CAD	8,715	(83)	21
Silver	(93)	December 2018		(6,872)	(196)	31
Soybean	(46)	November 2018		(1,972)	22	28
Soybean Meal	(46)	December 2018		(1,526)	13	105
Soybean Oil	(31)	December 2018		(544)	3	5
Sugar #11 (World Markets)	(394)	March 2019		(5,330)	(128)	388
Tokyo Price Index	81	December 2018	JPY	1,458,460	84	122
U.K. Long Gilt	(201)	December 2018	GBP	(24,362)	(42)	71
U.S. Treasury Long Bond	(490)	December 2018		(69,548)	77	703
U.S. Treasury Note, 10-Year	(786)	December 2018		(94,460)	(25)	1,098
U.S. Treasury Note, 2-Year	(501)	December 2018		(105,814)	(23)	236
U.S. Treasury Note, 5-Year	(1,713)	December 2018		(194,309)	(94)	1,637
Ultra Long Term U.S. Treasury Bond	(44)	December 2018		(6,804)	16	15
Wheat	(3)	December 2018		(78)	2	1
WTI Crude Oil	245	November 2018		16,951	278	995
					479	9,162

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	12/19/18	BRL	733	181	—
CAD/USD	CIT	12/19/18	CAD	4,244	3,291	(3)
CAD/USD	CIT	12/19/18	CAD	21,814	16,917	133
CHF/USD	CIT	12/19/18	CHF	11,520	11,829	(143)
CHF/USD	CIT	12/19/18	CHF	77	80	—
CLP/USD	CIT	12/19/18	CLP	51,265	78	—
COP/USD	CIT	12/19/18	COP	105,366	34	—
EUR/USD	CIT	12/19/18	EUR	38,611	45,133	(207)
EUR/USD	CIT	12/19/18	EUR	16,173	18,905	40
GBP/USD	CIT	12/19/18	GBP	13,601	17,797	(150)
GBP/USD	CIT	12/19/18	GBP	8,735	11,430	61
HKD/USD	CIT	10/03/18	HKD	114	14	—
HUF/USD	CIT	12/19/18	HUF	55,855	203	—
ILS/USD	CIT	12/19/18	ILS	4,779	1,322	(18)
ILS/USD	CIT	12/19/18	ILS	166	46	—
INR/USD	CIT	12/19/18	INR	3,590	50	—
JPY/USD	CIT	12/19/18	JPY	3,866,272	34,249	(785)
KRW/USD	CIT	12/19/18	KRW	8,965,699	8,100	35
MXN/USD	CIT	12/19/18	MXN	379,042	20,012	512
NOK/USD	CIT	12/19/18	NOK	31,457	3,879	(6)
NOK/USD	CIT	12/19/18	NOK	18,831	2,322	9
NZD/USD	CIT	12/19/18	NZD	2,789	1,849	(16)
NZD/USD	CIT	12/19/18	NZD	1,449	960	1
PLN/USD	CIT	12/19/18	PLN	20,213	5,492	(56)
PLN/USD	CIT	12/19/18	PLN	2,909	792	—
SEK/USD	CIT	12/19/18	SEK	4,777	541	(6)
SEK/USD	CIT	12/19/18	SEK	7,358	834	9
SGD/USD	CIT	12/19/18	SGD	9,702	7,110	(10)
SGD/USD	CIT	12/19/18	SGD	7,358	5,391	4
TWD/USD	CIT	12/19/18	TWD	10,713	353	—
USD/AUD	CIT	12/19/18	AUD	(26,267)	(18,998)	(141)
USD/AUD	CIT	12/19/18	AUD	(30,820)	(22,299)	188
USD/BRL	CIT	12/19/18	BRL	(24,994)	(6,148)	(158)
USD/BRL	CIT	12/19/18	BRL	(327)	(81)	—
USD/CAD	CIT	12/19/18	CAD	(19,610)	(15,208)	(168)
USD/CAD	CIT	12/19/18	CAD	(437)	(339)	1
USD/CHF	CIT	12/19/18	CHF	(89)	(91)	1
USD/CLP	CIT	12/19/18	CLP	(1,576,826)	(2,398)	(29)
USD/CLP	CIT	12/19/18	CLP	(395,943)	(602)	—
USD/COP	CIT	12/19/18	COP	(2,582,279)	(871)	(11)
USD/COP	CIT	12/19/18	COP	(1,712,425)	(578)	1
USD/EUR	CIT	12/19/18	EUR	(16,260)	(19,008)	(45)
USD/EUR	CIT	12/19/18	EUR	(34,103)	(39,866)	191
USD/GBP	CIT	12/19/18	GBP	(17,113)	(22,393)	(192)
USD/GBP	CIT	12/19/18	GBP	(608)	(796)	5
USD/HKD	CIT	12/19/18	HKD	(3,058)	(391)	(1)
USD/HKD	CIT	12/19/18	HKD	(850)	(109)	—
USD/HUF	CIT	12/19/18	HUF	(992,092)	(3,586)	(22)
USD/IDR	CIT	12/19/18	IDR	(43,062,579)	(2,861)	(59)
USD/IDR	CIT	12/19/18	IDR	(6,042,514)	(401)	—
USD/ILS	CIT	12/19/18	ILS	(5,607)	(1,549)	6
USD/INR	CIT	12/19/18	INR	(551,463)	(7,529)	174
USD/JPY	CIT	12/19/18	JPY	(518,446)	(4,593)	(2)
USD/JPY	CIT	12/19/18	JPY	(6,033,575)	(53,450)	977

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/KRW	CIT	12/19/18	KRW	(11,785,220)	(10,645)	(54)
USD/KRW	CIT	12/19/18	KRW	(7,081,410)	(6,396)	9
USD/MXN	CIT	12/19/18	MXN	(11,208)	(591)	(9)
USD/MXN	CIT	12/19/18	MXN	(8,422)	(445)	—
USD/NOK	CIT	12/19/18	NOK	(160,292)	(19,763)	(443)
USD/NOK	CIT	12/19/18	NOK	(295)	(36)	—
USD/NZD	CIT	12/19/18	NZD	(15,498)	(10,278)	(82)
USD/NZD	CIT	12/19/18	NZD	(46,502)	(30,839)	237
USD/PHP	CIT	12/19/18	PHP	(174)	(3)	—
USD/PLN	CIT	12/19/18	PLN	(22)	(6)	—
USD/SEK	CIT	12/19/18	SEK	(191,777)	(21,729)	(488)
USD/SGD	CIT	12/19/18	SGD	(7,339)	(5,378)	(12)
USD/SGD	CIT	12/19/18	SGD	(12,147)	(8,901)	22
USD/TWD	CIT	12/19/18	TWD	(266,672)	(8,787)	(41)
USD/TWD	CIT	12/19/18	TWD	(321)	(11)	—
USD/ZAR	CIT	12/19/18	ZAR	(141,839)	(9,926)	(219)
USD/ZAR	CIT	12/19/18	ZAR	(33)	(2)	—
ZAR/USD	CIT	12/19/18	ZAR	44,504	3,113	12
					(135,574)	(948)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Cotton No. 2 Future, Expiration December 2018	CGM	N/A	11/09/18		233	—	(42)
MSCI Taiwan Index Future, Expiration October 2018	MLP	N/A	10/30/18		2,463	—	—
Taiwan Stock Exchange Capitalization Weighted Stock Index Future, Expiration October 2018	MLP	N/A	10/17/18	TWD	64,993	—	24
MSCI Taiwan Index Future, Expiration October 2018	MSC	N/A	10/30/18		535	—	(1)
Swiss Market Index Future, Expiration December 2018	MSC	N/A	12/21/18	CHF	7,150	—	104
						—	85
Total return swap agreements - paying return
FUTURES
Coffee 'C' Future, Expiration December 2018	CGM	N/A	12/31/18		(914)	—	69
Corn Future, Expiration December 2018	CGM	N/A	12/18/18		(4,372)	—	275
Soybean Future, Expiration November 2018	CGM	N/A	10/26/18		(11,423)	—	854
Soybean Meal Future, Expiration December 2018	CGM	N/A	11/23/18		(1,770)	—	101
Soybean Oil Future, Expiration December 2018	CGM	N/A	11/23/18		(1,264)	—	46
Coffee 'C' Future, Expiration December 2018	MLP	N/A	12/31/18		(1,665)	—	129
Corn Future, Expiration December 2018	MLP	N/A	12/18/18		(3,101)	—	180
Hang Seng China Enterprises Index Future, Expiration October 2018	MLP	N/A	10/30/18	HKD	(9,230)	—	(22)
Lean Hogs Future, Expiration December 2018	MLP	N/A	12/18/18		(536)	—	(20)
Soybean Meal Future, Expiration December 2018	MLP	N/A	11/23/18		(558)	—	33
Soybean Oil Future, Expiration December 2018	MLP	N/A	11/23/18		(1,229)	—	98
Wheat Future, Expiration December 2018	MLP	N/A	12/18/18		(774)	—	11
FTSE China A50 Future, Expiration October 2018	MSC	N/A	10/30/18		(222)	—	(4)
Hang Seng China Enterprises Index Future, Expiration October 2018	MSC	N/A	10/30/18	HKD	(14,765)	—	(22)
						—	1,728

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 63.2%
Communication Services 9.3%
Advanced Info Service PCL	319	1,984
Alphabet Inc. - Class A (b)	—	526
Alphabet Inc. - Class C (b)	53	63,643
AT&T Inc.	64	2,140
Baidu.com - Class A - ADR (b)	—	91
Cellnex Telecom SAU	471	12,375
Charter Communications Inc. - Class A (b) (c)	114	37,271
China Communication Services Corp. Ltd. - Class H	194	179
China Mobile Ltd.	30	301
Chunghwa Telecom Co. Ltd.	2,401	8,641
Comcast Corp. - Class A (c) (d)	1,284	45,472
Ei Towers SpA	114	7,508
Electronic Arts Inc. (b)	1	133
Facebook Inc. - Class A (b) (c)	280	46,102
Far EasTone Telecommunications Co. Ltd.	1,431	3,409
HKT Trust	734	1,010
i-Cable Communications Ltd. (b)	135	3
Intouch Holdings PCL (e)	833	1,392
KDDI Corp.	51	1,420
Liberty Broadband Corp. - Class A (b)	24	2,023
Liberty Broadband Corp. - Class C (b)	103	8,691
Liberty Global Plc - Class A (b)	244	7,061
Liberty Global Plc - Class C (b)	9	252
Liberty SiriusXM Group - Class A (b)	86	3,737
Liberty SiriusXM Group - Class C (b)	144	6,263
Meituan Dianping (b) (e)	383	3,359
Naspers Ltd. - Class N	—	19
Nippon Telegraph & Telephone Corp.	27	1,196
Nippon Television Holdings Inc.	86	1,488
NOS SGPS	495	2,962
Omnicom Group Inc.	8	565
Publicis Groupe SA	5	303
Sina Corp. (b)	8	551
Singapore Telecommunications Ltd.	605	1,433
SK Telecom Co. Ltd.	6	1,563
Taiwan Mobile Co. Ltd.	1,184	4,246
Telecom Italia SpA	283	152
Telecom Italia SpA (b)	5,598	3,390
Telefonica SA	15	119
Tencent Holdings Ltd.	635	26,180
Tim Participacoes SA	10	29
TV Asahi Holdings Corp.	62	1,199
Verizon Communications Inc.	111	5,949
Vodafone Group Plc	13,273	28,445
Vodafone Group Plc - ADR	184	3,994
Walt Disney Co.	4	447
Zynga Inc. - Class A (b)	2,147	8,608
		357,824
Consumer Discretionary 7.0%
Adidas AG	1	125
Alibaba Group Holding Ltd. - ADS (b)	118	19,374
Alpine Electronics Inc.	27	508
Amazon.com Inc. (b) (c) (d)	25	51,040
BAIC Motor Corp. Ltd. - Class H	38	31
Berkeley Group Holdings Plc	13	644
Booking Holdings Inc. (b)	—	349
Bridgestone Corp.	108	4,069
Canon Marketing Japan Inc.	31	668
Cheng Shin Rubber Industry Co. Ltd.	495	777
Cie Financiere Richemont SA	3	257
Compagnie Generale des Etablissements Michelin	3	347
Coway Co. Ltd.	15	1,202
Denso Corp.	365	19,279
Dollar General Corp.	25	2,730
Dongfeng Motor Group Co. Ltd. - Class H	54	56
eBay Inc. (b)	15	506
Eutelsat Communications Group SA	83	1,959
Exedy Corp.	22	729
Expedia Group Inc.	1	144
Galaxy Entertainment Group Ltd.	21	133
	Shares/Par[1]	Value ($)
General Motors Co.	7	229
Genting International Plc	337	262
Guangzhou Automobile Group Co. Ltd. - Class H	112	124
Hero Motocorp Ltd.	33	1,335
Home Depot Inc.	8	1,633
Jawbone Health Hub Inc. (b) (f) (g) (h)	98	—
Kering SA	1	654
Kohl's Corp.	6	418
Koito Manufacturing Co. Ltd.	171	11,176
Las Vegas Sands Corp.	10	610
Lear Corp.	1	197
Lowe's Cos. Inc.	21	2,437
Luxottica Group SpA	197	13,387
Magna International Inc.	—	12
Maruti Suzuki India Ltd.	40	4,033
McDonald's Corp.	2	285
MGM Resorts International	384	10,707
New Oriental Education & Technology Group - ADR	6	433
O'Reilly Automotive Inc. (b)	31	10,875
Panasonic Corp.	31	356
PVH Corp.	2	333
RAI Way SpA	772	3,920
Ross Stores Inc.	5	454
Royal Caribbean Cruises Ltd.	2	292
Sands China Ltd. (e)	4	18
Shimamura Co. Ltd.	7	634
Sodexo SA	160	16,939
Sony Corp.	5	288
Stanley Electric Co. Ltd.	22	762
Starbucks Corp.	404	22,981
Subaru Corp. NPV	820	25,054
Suzuki Motor Corp.	342	19,595
Swatch Group AG	1	82
Target Corp.	4	351
Toho Co. Ltd.	29	915
Toyota Industries Corp.	198	11,684
VF Corp.	4	367
Wyndham Destinations Inc.	6	277
Yum China Holdings Inc.	3	100
Yum! Brands Inc.	3	305
		269,441
Consumer Staples 4.1%
AEON Co. Ltd.	1	17
Ajinomoto Co. Inc.	725	12,441
Altria Group Inc.	370	22,334
Anheuser-Busch InBev NV	146	12,760
Archer-Daniels-Midland Co.	9	452
BIM Birlesik Magazalar A/S	1	19
Carlsberg A/S - Class B	5	565
China Resources Enterprise Ltd.	14	56
Colgate-Palmolive Co.	48	3,203
ConAgra Brands Inc.	8	267
Constellation Brands Inc. - Class A	1	289
Costco Wholesale Corp.	2	446
Danone SA	338	26,164
Edgewell Personal Care Co. (b)	164	7,576
E-Mart Co. Ltd.	—	52
Hindustan Unilever Ltd.	3	59
JBS SA	7	17
Jeronimo Martins SGPS SA	52	759
Kroger Co.	11	319
KT&G Corp.	93	8,751
Mondelez International Inc. - Class A	28	1,183
Nestle SA	337	28,108
PepsiCo Inc.	15	1,660
Philip Morris International Inc.	8	689
Procter & Gamble Co.	293	24,401
Seven & I Holdings Co. Ltd.	17	734
Shiseido Co. Ltd.	3	256
Sysco Corp.	5	338
Tiger Brands Ltd.	2	30
Tingyi Cayman Islands Holding Corp.	40	74
Unicharm Corp.	4	146
Uni-President Enterprises Corp.	758	1,979

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Walmart Inc.	29	2,680
Want Want China Holdings Ltd.	1,589	1,336
WH Group Ltd.	435	306
Woolworths Group Ltd.	10	206
		160,672
Energy 6.0%
Anadarko Petroleum Corp.	554	37,369
BP Plc	17	130
Canadian Natural Resources Ltd.	4	142
Chevron Corp.	10	1,194
China Petroleum & Chemical Corp. - Class H	298	299
China Shenhua Energy Co. Ltd. - Class H	71	162
CNOOC Ltd.	282	561
Coal India Ltd.	379	1,392
ConocoPhillips Co. (c)	4	321
Enbridge Inc.	256	8,257
EnCana Corp.	1,431	18,756
ENI SpA	20	369
Equinor ASA	7	194
Exxon Mobil Corp.	118	10,004
Fieldwood Energy Inc. (b) (f) (g) (h)	4	208
Fieldwood Energy Inc. (b) (f)	15	771
Formosa Petrochemical Corp.	255	1,235
Halliburton Co. (c)	9	363
Helmerich & Payne Inc.	5	328
Hindustan Petroleum Corp. Ltd.	116	404
Husky Energy Inc. (b)	15	271
Imperial Oil Ltd.	7	212
Indian Oil Corp. Ltd.	13	28
INPEX Corp.	3	34
Kinder Morgan Inc.	9	156
Marathon Petroleum Corp.	69	5,533
Occidental Petroleum Corp. (c)	7	541
Oil & Natural Gas Corp. Ltd.	406	994
Phillips 66	11	1,197
Polski Koncern Naftowy Orlen S.A.	1	20
Polskie Gornictwo Naftowe i Gazownictwo SA	37	65
Reliance Industries Ltd.	1,277	22,159
Repsol SA (e)	1	22
Royal Dutch Shell Plc - Class A	1,084	37,108
Royal Dutch Shell Plc - Class A	12	412
Royal Dutch Shell Plc - Class A - ADR (c)	230	15,652
Royal Dutch Shell Plc - Class B	16	545
Schlumberger Ltd.	85	5,149
SK Innovation Co. Ltd.	—	41
S-Oil Corp.	9	1,163
Suncor Energy Inc. (c)	243	9,397
Thai Oil PCL	419	1,146
Total SA - ADR (c)	5	347
TransCanada Corp. (e)	245	9,912
Valero Energy Corp.	13	1,438
Williams Cos. Inc.	1,342	36,481
		232,482
Financials 7.1%
ABN AMRO Group NV - CVA	265	7,197
Agricultural Bank of China Ltd. - Class H	162	79
Allianz SE	2	536
Ally Financial Inc.	10	273
Ameriprise Financial Inc.	3	505
AMP Ltd. (e)	5	11
AXA SA	302	8,121
Banco Bilbao Vizcaya Argentaria SA	99	630
Banco do Brasil SA	33	237
Banco Santander Brasil SA	6	54
Bank Central Asia Tbk PT	542	879
Bank of America Corp.	1,153	33,971
Bank of New York Mellon Corp.	6	314
Barclays Plc	138	308
Berkshire Hathaway Inc. - Class B (b)	9	1,944
BNP Paribas SA	3	177
CaixaBank SA	32	145
Capital One Financial Corp.	5	514
Cathay Financial Holding Co. Ltd.	974	1,675
Charles Schwab Corp.	480	23,573
	Shares/Par[1]	Value ($)
Chubb Ltd.	68	9,128
Citigroup Inc.	240	17,231
Cloudera Inc. (b)	657	11,587
Credit Agricole SA	2	31
Danske Bank A/S	10	260
Discover Financial Services	8	618
Dropbox Inc. - Class A (b)	272	7,299
Fifth Third Bancorp (c)	207	5,787
Fubon Financial Holding Co. Ltd.	1,195	2,027
Goldman Sachs Group Inc.	5	1,107
Hana Financial Group Inc.	7	293
Hartford Financial Services Group Inc.	21	1,039
Hong Kong Exchanges & Clearing Ltd.	1	26
Housing Development Finance Corp.	413	10,009
HSBC Holdings Plc	1,596	13,914
Industrial Bank of Korea	11	147
JPMorgan Chase & Co.	20	2,218
KB Financial Group Inc.	3	152
Kotak Mahindra Bank Ltd.	354	5,563
Manulife Financial Corp.	2	29
Marsh & McLennan Cos. Inc.	177	14,601
MetLife Inc.	6	298
Mitsubishi UFJ Financial Group Inc.	16	96
Morgan Stanley	504	23,461
Muenchener Rueckversicherungs AG	1	175
Old Mutual Plc	111	238
Ping An Insurance Group Co. of China Ltd. - Class H	5	46
Prudential Financial Inc.	3	308
Reinsurance Group of America Inc.	3	506
Shinhan Financial Group Co. Ltd.	12	467
Societe Generale SA	15	631
State Bank of India (b)	889	3,259
State Street Corp.	2	185
Sumitomo Mitsui Financial Group Inc. (c)	2	77
SunTrust Banks Inc.	209	13,971
Swiss Re AG	3	260
Taiwan Cooperative Financial Holding	—	—
Travelers Cos. Inc.	12	1,524
Turkiye Is Bankasi - Class C	108	79
UBS Group AG	347	5,459
Unicredit SpA	7	109
VeriSign Inc. (b)	5	765
Wells Fargo & Co.	711	37,359
Woori Bank	11	161
Yes Bank Ltd.	424	1,075
		274,718
Health Care 10.0%
AbbVie Inc.	12	1,153
Acadia HealthCare Co. Inc. (b) (e)	145	5,120
Aetna Inc.	7	1,473
Agilent Technologies Inc.	2	155
Alfresa Holdings Corp.	37	995
Allergan Plc	2	456
Amgen Inc.	7	1,401
Anthem Inc.	121	33,031
Astellas Pharma Inc.	732	12,772
Baxter International Inc.	53	4,085
Bayer AG	289	25,564
Biogen Inc. (b)	30	10,746
Bristol-Myers Squibb Co.	9	537
CIGNA Corp.	3	694
CVS Health Corp.	575	45,240
Edwards Lifesciences Corp. (b)	3	479
Eisai Co. Ltd.	4	428
Eli Lilly & Co.	3	277
Express Scripts Holding Co. (b)	7	633
Fresenius SE & Co. KGaA	419	30,743
Gilead Sciences Inc.	277	21,388
GlaxoSmithKline Plc	32	631
GW Pharmaceuticals Plc - ADS (b) (e)	14	2,422
Hapvida Participacoes e Investimentos SA (b)	562	3,339
HCA Healthcare Inc.	158	21,961
Hoya Corp.	203	12,078
Humana Inc.	1	390

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Illumina Inc. (b)	1	327
Intuitive Surgical Inc. (b)	1	332
Johnson & Johnson	362	50,029
kyowa Hakko Kirin Co. Ltd.	5	88
McKesson Corp.	3	363
Medipal Holdings Corp. (e)	44	912
Medtronic Plc	17	1,693
Merck & Co. Inc.	29	2,027
Mitsubishi Tanabe Pharma Corp.	2	35
NMC Health Plc	395	17,450
Notre Dame Intermedica Participacoes SA (b)	670	4,360
Novartis AG	4	382
Novo Nordisk A/S - Class B	49	2,290
Ono Pharmaceutical Co. Ltd.	3	82
Otsuka Holdings Co. Ltd.	3	151
Pfizer Inc.	759	33,453
Ping An Healthcare and Technology Co. Ltd. (b)	935	6,248
Roche Holding AG	2	448
Sanofi SA	29	2,575
Shionogi & Co. Ltd.	1	78
Siloam International Hospitals Tbk PT (b)	5,693	1,117
Stryker Corp.	7	1,331
Suzuken Co. Ltd.	19	891
Takeda Pharmaceutical Co. Ltd. (e)	63	2,708
Tenet Healthcare Corp. (b)	306	8,712
TESARO Inc. (b) (e)	55	2,156
Thermo Fisher Scientific Inc.	5	1,331
UnitedHealth Group Inc.	17	4,544
Waters Corp. (b)	4	716
Zoetis Inc. - Class A	6	543
		385,563
Industrials 5.5%
Azul SA - ADR (b)	611	10,861
Beijing Capital International Airport Co. Ltd. - Class H	1,616	1,960
Beijing Enterprises Holdings Ltd.	24	132
Boeing Co.	5	1,887
Caterpillar Inc.	4	559
Cie de Saint-Gobain	14	596
ComfortDelgro Corp. Ltd.	663	1,178
COMSYS Holdings Corp.	39	1,151
Country Garden Services Holdings Co. Ltd. (b) (e)	56	96
CSX Corp.	10	717
Daikin Industries Ltd.	50	6,653
Dassault Aviation SA	4	7,663
Delta Air Lines Inc.	6	372
Doosan Bobcat Inc.	185	6,750
East Japan Railway Co.	209	19,402
Eaton Corp. Plc	7	636
Eiffage SA	27	3,041
Fortune Brands Home & Security Inc.	15	801
Fosun International Ltd.	135	238
Fraport AG Frankfurt Airport Services Worldwide	24	2,112
General Electric Co.	17	190
GS Yuasa Corp. (e)	30	743
Hino Motors Ltd.	66	719
Honeywell International Inc.	2	368
Ingersoll-Rand Plc	3	337
Japan Airlines Co. Ltd.	508	18,226
Jardine Matheson Holdings Ltd.	29	1,801
Kajima Corp.	5	65
Kamigumi Co. Ltd.	34	755
Kinden Corp.	115	1,834
Koninklijke Philips Electronics NV	792	36,020
Kyudenko Corp.	19	741
Lockheed Martin Corp.	7	2,274
Mabuchi Motor Co. Ltd.	27	1,096
Maeda Road Construction Co. Ltd.	47	955
Malaysia Airports Holdings Bhd	293	631
Masco Corp.	83	3,054
Mitsubishi Electric Corp.	1,528	20,912
Mitsubishi Heavy Industries Ltd. (e)	7	282
Mitsui & Co. Ltd.	2	34
MTR Corp.	6	29
Nichias Corp.	25	650
	Shares/Par[1]	Value ($)
Nippo Corp.	46	843
Norfolk Southern Corp.	2	437
Northrop Grumman Systems Corp.	3	1,068
Okumura Corp.	42	1,313
Raytheon Co.	20	4,032
Rockwell Automation Inc.	3	559
Safran SA	142	19,892
Sandvik AB	13	231
Seino Holdings Corp.	49	734
SGS SA (e)	—	176
Taisei Corp.	4	173
Toda Corp.	205	1,482
Toshiba Corp. (b)	13	362
Turk Hava Yollari AO (b)	77	244
Union Pacific Corp.	2	301
United Continental Holdings Inc. (b) (c)	198	17,600
United Rentals Inc. (b) (c)	3	431
United Technologies Corp.	16	2,282
Volvo AB - Class B	1	22
Waste Management Inc.	3	282
Zhejiang Expressway Co. Ltd. - Class H	50	42
		211,027
Information Technology 7.3%
Accenture Plc - Class A	5	805
Adobe Systems Inc. (b)	6	1,650
Alliance Data Systems Corp.	1	206
Amdocs Ltd.	3	205
Apple Inc. (c)	313	70,619
Autodesk Inc. (b)	—	13
Automatic Data Processing Inc.	2	312
BOE Technology Group Co. Ltd. - Class A	—	—
Cisco Systems Inc.	25	1,236
Cognizant Technology Solutions Corp. - Class A	8	654
Corning Inc.	3	101
Dell Technologies Inc. - Class V (b)	4	343
Domo Inc. (b) (e)	150	3,222
DXC Technology Co.	—	35
FleetCor Technologies Inc. (b) (c)	88	20,160
Fujitsu Ltd.	1	78
Global Payments Inc.	16	2,070
HCL Technologies Ltd.	8	117
Hewlett Packard Enterprise Co.	24	397
Hitachi Ltd.	19	652
Hon Hai Precision Industry Co. Ltd.	606	1,576
HP Inc.	22	567
Infosys Ltd.	13	130
Intel Corp.	24	1,120
International Business Machines Corp.	25	3,750
Intuit Inc.	6	1,356
Japan Aviation Electronics Industry Ltd. (e)	45	757
Keyence Corp.	3	1,454
KLA-Tencor Corp.	3	310
Lam Research Corp.	—	10
Lookout Inc. (b) (f) (g) (h)	21	3
MasterCard Inc. - Class A	22	4,885
MediaTek Inc.	9	73
Micron Technology Inc. (b)	16	716
Microsoft Corp. (c)	568	64,932
Murata Manufacturing Co. Ltd.	107	16,428
Nanya Technology Corp.	39	74
NCSoft Corp.	2	886
Nexon Co. Ltd. (b)	3	33
Nintendo Co. Ltd.	—	146
Nokia Oyj	51	281
Oracle Corp.	91	4,705
Oracle Corp. Japan	3	226
Paychex Inc.	4	281
Pure Storage Inc. - Class A (b)	386	10,021
QUALCOMM Inc.	365	26,303
Red Hat Inc. (b)	2	338
Rohm Co. Ltd.	106	7,701
Samsung Electronics Co. Ltd.	124	5,203
Samsung SDS Co. Ltd.	—	48
SAP SE	4	447

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SK Hynix Inc.	1	47
Taiwan Semiconductor Manufacturing Co. Ltd.	245	2,099
Tata Consultancy Services Ltd.	4	114
Telefonaktiebolaget LM Ericsson - Class B	25	219
Texas Instruments Inc.	3	370
Visa Inc. - Class A	16	2,328
VMware Inc. - Class A (b)	4	608
Western Digital Corp.	325	19,050
Wipro Ltd.	3	13
Yageo Corp.	5	76
		282,559
Materials 3.4%
Air Products & Chemicals Inc.	134	22,446
Anglo American Plc	10	228
Anhui Conch Cement Co. Ltd. - Class H	3	15
Asahi Kasei Corp.	480	7,280
Cemex SAB de CV - Series A (b)	140	99
China National Building Material Co. Ltd. - Class H	72	64
China Resources Cement Holdings Ltd.	214	249
Daicel Corp.	141	1,635
Dowa Holdings Co. Ltd. (e)	19	590
DowDuPont Inc. (c)	495	31,855
Eregli Demir ve Celik Fabrikalari TAS	4	8
Evonik Industries AG	16	568
Formosa Chemicals & Fibre Corp.	323	1,353
Formosa Plastics Corp.	362	1,387
Hitachi Chemical Co. Ltd.	51	1,044
Honam Petrochemical Corp.	—	12
Huntsman Corp.	9	237
JFE Holdings Inc.	4	87
JSW Steel Ltd.	19	98
Kuraray Co. Ltd.	49	729
LG Chem Ltd.	5	1,812
Nan Ya Plastics Corp.	466	1,294
Newmont Mining Corp.	75	2,260
Nitto Denko Corp.	275	20,646
Nutrien Ltd.	6	372
Packaging Corp. of America	5	532
POSCO	7	1,758
PTT Global Chemical PCL	699	1,757
Rio Tinto Ltd.	3	165
Shin-Etsu Chemical Co. Ltd.	177	15,664
Siam Cement PCL	103	1,497
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	92	56
Sumitomo Chemical Co. Ltd.	52	304
Suzano Papel e Celulose SA	14	163
Teck Resources Ltd. - Class B	2	37
Toagosei Co. Ltd.	48	551
Tokyo Steel Manufacturing Co. Ltd.	130	951
Toray Industries Inc. (e)	517	3,884
Ube Industries Ltd.	260	7,067
Yamato Kogyo Co. Ltd.	27	821
		131,575
Real Estate 1.6%
Agile Property Holdings Ltd.	68	96
American Tower Corp.	6	825
CapitaLand Ltd.	6,812	16,798
CK Asset Holdings Ltd.	8	60
Country Garden Holdings Co. Ltd.	55	69
Daiwa House Industry Co. Ltd.	4	104
Equity Residential Properties Inc.	34	2,262
Hang Lung Properties Ltd.	698	1,362
Hongkong Land Holdings Ltd.	24	161
Link REIT	171	1,681
Sino Land Co.	512	877
St. Joe Co. (b)	188	3,163
Stockland	52	156
Sun Hung Kai Properties Ltd.	1,231	17,902
Swire Pacific Ltd. - Class A	110	1,205
Unibail-Rodamco SE	56	11,366
Vonovia SE	15	747
Vornado Realty Trust	4	316
Weyerhaeuser Co.	13	407
Wharf Holdings Ltd.	222	603
	Shares/Par[1]	Value ($)
Wharf Real Estate Investment Co. Ltd.	178	1,147
		61,307
Utilities 1.9%
AES Corp.	14	201
AGL Energy Ltd. (e)	19	268
CEZ A/S	65	1,663
China Resources Gas Group Ltd.	10	41
CK Infrastructure Holdings Ltd.	188	1,494
CLP Holdings Ltd.	163	1,908
Enel SpA	1,560	7,981
Engie SA	21	314
Exelon Corp.	9	386
National Grid Plc	62	642
NextEra Energy Inc.	152	25,536
NextEra Energy Partners LP (e)	129	6,239
NRG Energy Inc.	3	130
PGE SA (b)	7	18
Power Assets Holdings Ltd.	120	835
Sempra Energy	70	7,917
Snam Rete Gas SpA	644	2,683
Tokyo Gas Co. Ltd.	491	12,072
Vistra Energy Corp. (b)	79	1,959
Xcel Energy Inc.	4	171
		72,458
Total Common Stocks (cost $2,149,867)		2,439,626
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	128	3,439
GMAC Capital Trust I (e)	141	3,700
Total Trust Preferreds (cost $7,128)		7,139
PREFERRED STOCKS 1.0%
Energy 0.0%
Petroleo Brasileiro SA (i)	35	183
Financials 0.3%
Itau Unibanco Holding SA (i)	133	1,452
Itausa - Investimentos Itau SA	3	6
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (i) (j)	55	10,255
Wells Fargo & Co. - Series L, 7.50% (e) (i) (k)	1	1,464
		13,177
Health Care 0.1%
Grand Rounds Inc. - Series C (b) (f) (g) (h)	639	1,783
Information Technology 0.5%
Domo Inc. - Series E (b) (g) (h) (l)	44	888
Lookout Inc. - Series F (b) (f) (g) (h)	284	2,324
Palantir Technologies Inc. - Series I (b) (f) (g) (h)	512	2,972
Samsung Electronics Co. Ltd.	8	287
Uber Technologies Inc. (b) (f) (g) (h)	303	13,456
		19,927
Real Estate 0.1%
Welltower Inc., 6.50% (i) (k)	50	3,003
Utilities 0.0%
Centrais Eletricas Brasileiras SA - Series B	12	57
Total Preferred Stocks (cost $30,023)		38,130
CORPORATE BONDS AND NOTES 4.6%
Communication Services 0.3%
Comcast Corp.
2.75%, 03/01/23	2,739	2,645
Hughes Satellite Systems Corp.
7.63%, 06/15/21	478	516
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (j)	774	814
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (e)	2,355	2,386
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (j) (k)	2,111	2,135
Telecom Italia SpA
5.30%, 05/30/24 (j)	1,556	1,515

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.13%, 03/16/22 (e)	2,845	2,817
		12,828
Consumer Discretionary 0.1%
eBay Inc.
2.75%, 01/30/23	1,475	1,420
Starbucks Corp.
3.10%, 03/01/23 (e)	2,739	2,694
		4,114
Consumer Staples 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24	1,675	1,657
4.00%, 04/13/28	2,715	2,674
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (g) (i) (m)	100	1
Danone SA
2.59%, 11/02/23 (j)	2,920	2,754
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	2,737	2,716
Philip Morris International Inc.
2.50%, 11/02/22	507	487
3.60%, 11/15/23	1,096	1,095
REI Agro Ltd.
0.00%, 11/13/14 (b) (g) (h) (i) (m)	813	8
		11,392
Energy 0.1%
Enterprise Products Operating LLC
3.35%, 03/15/23	1,464	1,448
3.90%, 02/15/24	824	831
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (n)	1,621	1,724
Williams Cos. Inc.
3.70%, 01/15/23	1,376	1,360
		5,363
Financials 2.1%
Ally Financial Inc.
3.50%, 01/27/19	1,761	1,763
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (k)	1,814	1,814
3.70%, 08/03/23	5,860	5,823
Bank of America Corp.
2.37%, 07/21/21 (n)	1,220	1,198
3.30%, 01/11/23	2,737	2,699
4.00%, 01/22/25	1,470	1,450
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (e) (i) (j)	5,600	5,995
Capital One Financial Corp.
3.20%, 01/30/23	1,971	1,910
3.30%, 10/30/24	828	789
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (e) (k)	6,181	6,339
5.95%, (callable at 100 beginning 08/15/20) (k)	2,505	2,583
2.45%, 01/10/20	2,650	2,627
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	868
Dana Gas Sukuk Ltd.
4.00%, 10/31/20 (j)	3,958	3,631
General Motors Financial Co. Inc.
3.45%, 04/10/22	1,130	1,111
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	2,920	2,979
2.91%, 06/05/23	2,737	2,648
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (i) (k)	5,300	5,247
3.26%, 03/13/23 (n)	2,734	2,676
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (i) (k)	1,440	1,435
4.10%, 10/02/23	3,900	3,901
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,862	6,333
	Shares/Par[1]	Value ($)
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	2,061	2,084
Prudential Financial Inc.
5.88%, 09/15/42 (n)	1,570	1,664
5.63%, 06/15/43 (n)	1,043	1,083
Santander Holdings USA Inc.
3.70%, 03/28/22	800	789
Synchrony Financial
3.75%, 08/15/21	752	746
UBS Group AG
4.13%, 09/24/25 (j)	1,805	1,791
USB Capital IX
3.50%, (3M US LIBOR + 1.02%), (callable at 100 beginning 11/16/18) (k) (n)	759	676
Wells Fargo & Co.
3.07%, 01/24/23	547	533
Wells Fargo Bank NA
3.55%, 08/14/23	3,565	3,549
		78,734
Health Care 0.9%
Actavis Funding SCS
3.45%, 03/15/22	2,645	2,628
Becton Dickinson & Co.
3.13%, 11/08/21	2,701	2,665
2.89%, 06/06/22	2,226	2,161
3.36%, 06/06/24	1,171	1,131
Bio City Development Co. BV
0.00%, 07/06/18 (b) (f) (g) (h) (i) (m)	600	110
CVS Health Corp.
3.70%, 03/09/23	10,805	10,746
Forest Laboratories Inc.
5.00%, 12/15/21 (j)	1,292	1,340
Gilead Sciences Inc.
3.25%, 09/01/22	2,737	2,720
Halfmoon Parent Inc.
3.40%, 09/17/21 (j)	3,685	3,671
3.75%, 07/15/23 (j)	3,140	3,128
UnitedHealth Group Inc.
3.50%, 06/15/23	2,737	2,742
		33,042
Industrials 0.1%
Ingersoll-Rand Plc
4.25%, 06/15/23	695	711
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (g) (h) (m)	2,298	48
Northrop Grumman Corp.
2.55%, 10/15/22	2,737	2,637
		3,396
Information Technology 0.3%
AliphCom Inc.
0.00%, 04/01/20 (b) (f) (i) (m)	13,943	—
Apple Inc.
3.35%, 02/09/27	4,802	4,691
3.20%, 05/11/27	4,615	4,453
QUALCOMM Inc.
2.60%, 01/30/23	1,373	1,318
2.90%, 05/20/24	1,641	1,566
		12,028
Materials 0.2%
Sherwin-Williams Co.
2.25%, 05/15/20	528	520
TFS Corp. Ltd.
0.00%, 08/01/23 (b) (e) (g) (h) (m)	9,935	7,496
		8,016
Real Estate 0.1%
AvalonBay Communities Inc.
3.50%, 11/15/24	549	541
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (j)	2,750	2,005
Simon Property Group LP
2.75%, 06/01/23	1,095	1,053
		3,599

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Telecommunication Services 0.1%
AT&T Inc.
3.60%, 02/17/23	2,737	2,715
Utilities 0.0%
Sempra Energy
2.88%, 10/01/22	739	716
Total Corporate Bonds And Notes (cost $195,942)		175,943
SENIOR LOAN INTERESTS 0.2%
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 3.97%, (3M LIBOR + 1.75%), 10/25/23 (n)	4,222	4,240
Energy 0.1%
Fieldwood Energy LLC
Term Loan, 7.33%, (3M LIBOR + 5.25%), 04/11/22 (n)	486	488
2nd Lien Term Loan, 9.33%, (1M LIBOR + 7.25%), 04/11/23 (n)	656	635
		1,123
Total Senior Loan Interests (cost $5,374)		5,363
GOVERNMENT AND AGENCY OBLIGATIONS 25.3%
Sovereign 3.5%
Argentina Government International Bond
7.82%, 12/31/33, EUR	6,649	7,355
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	3,272	3,239
7.50%, 04/22/26 (e)	6,640	5,926
6.88%, 01/26/27	4,640	3,944
5.88%, 01/11/28 (e)	11,781	9,366
5.25%, 01/15/28, EUR	517	477
Australia Government Bond
3.00%, 03/21/47, AUD (h)	11,639	8,174
Bundesrepublik Deutschland
0.50%, 02/15/28, EUR (h)	25,953	30,344
Canada Government Bond
0.75%, 03/01/21, CAD	9,141	6,829
Japan Government Bond
0.10%, 10/15/18, JPY	2,693,300	23,706
Mexico Bonos
8.50%, 12/13/18, MXN	261,944	13,997
6.50%, 06/10/21 - 06/09/22, MXN	443,237	22,826
		136,183
U.S. Treasury Securities 21.8%
U.S. Treasury Note
1.25%, 12/15/18 (d) (o)	8,325	8,310
2.63%, 06/30/23	161,515	159,244
2.75%, 09/30/20 - 08/31/23	372,245	369,577
2.88%, 09/30/23	110,427	110,065
2.88%, 05/31/25 - 07/31/25 (d)	195,670	194,043
		841,239
Total Government And Agency Obligations (cost $988,841)		977,422
INVESTMENT COMPANIES 1.1%
iShares Gold Trust Fund (b) (o) (p)	2,162	24,707
SPDR Gold Trust ETF (b) (d) (o)	131	14,729
VanEck Vectors Gold Miners ETF	205	3,803
Total Investment Companies (cost $48,884)		43,239
SHORT TERM INVESTMENTS 4.8%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (p) (q)	37,208	37,208
	Shares/Par[1]	Value ($)
Treasury Securities 3.9%
Japan Treasury Bill
-0.13%, 10/01/18 - 12/10/18, JPY (r)	3,789,750	33,359
U.S. Treasury Bill
1.97%, 10/04/18 (r)	80,000	79,983
2.00%, 10/18/18 (r)	36,000	35,964
		149,306
Total Short Term Investments (cost $187,217)		186,514
Total Investments 100.4% (cost $3,613,276)		3,873,376
Total Securities Sold Short (0.7)% (proceeds $29,976)		(28,835)
Total Purchased Options 0.4% (cost $25,257)		14,996
Other Derivative Instruments (0.4)%		(17,340)
Other Assets and Liabilities, Net 0.3%		15,989
Total Net Assets 100.0%		3,858,186

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or portion of the security was on loan.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) Convertible security.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $39,034 and 1.0%, respectively.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) All or a portion of the security is held in the respective subsidiary.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.7%)
COMMON STOCKS (0.7%)
Communication Services (0.0%)
58.Com Inc. - Class A-ADR	—	(27)
LINE Corp.	(2)	(101)
	Shares/Par[1]	Value ($)
SoftBank Group Corp.	(1)	(51)
Yahoo! Japan Corp.	(8)	(29)
		(208)
Consumer Discretionary (0.1%)
Alimentation Couche-Tard Inc.	(2)	(95)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Brilliance China Automotive Holdings Ltd.	(50)	(81)
Ctrip.com International Ltd. - ADR	(5)	(177)
Daimler AG	(8)	(477)
Dollar Tree Inc.	—	(31)
Fiat Chrysler Automobiles NV	(1)	(12)
Hennes & Mauritz AB - Class B	(9)	(161)
Huazhu Group Ltd. - ADS	(18)	(571)
Netflix Inc.	(1)	(287)
Newell Brands Inc.	(26)	(534)
Shenzhou International Group Holdings Ltd.	(3)	(39)
Shimano Inc.	—	(48)
TAL Education Group - ADS	(7)	(190)
Tesla Inc.	(2)	(469)
Vipshop Holdings Ltd. - ADR	(83)	(521)
Volkswagen AG	—	(40)
		(3,733)
Consumer Staples (0.2%)
British American Tobacco Plc	(9)	(421)
Brown-Forman Corp. - Class B	(2)	(85)
Estee Lauder Cos. Inc. - Class A	(20)	(2,866)
General Mills Inc.	(7)	(291)
Hershey Co.	(3)	(281)
Hormel Foods Corp.	(11)	(418)
Molson Coors Brewing Co. - Class B	(3)	(207)
Pernod-Ricard SA	(12)	(1,914)
Reckitt Benckiser Group Plc	(3)	(247)
Saputo Inc.	(9)	(277)
		(7,007)
Energy (0.0%)
Baker Hughes a GE Co. LLC - Class A	(14)	(461)
Cenovus Energy Inc.	(20)	(201)
Concho Resources Inc.	—	(34)
Hess Corp.	(4)	(267)
National Oilwell Varco Inc.	(4)	(180)
		(1,143)
Financials (0.0%)
Insurance Australia Group Ltd.	(3)	(14)
T. Rowe Price Group Inc.	(2)	(209)
TD Ameritrade Holding Corp.	(1)	(35)
		(258)
Health Care (0.1%)
Alibaba Health Information Technology Ltd.	(220)	(216)
Daiichi Sankyo Co. Ltd.	(3)	(108)
Incyte Corp.	(6)	(423)
Mylan NV	(4)	(131)
Regeneron Pharmaceuticals Inc.	(1)	(461)
Shire Plc	(1)	(74)
Wuxi Biologics Cayman Inc.	(24)	(238)
		(1,651)
	Shares/Par[1]	Value ($)
Industrials (0.0%)
Bollore SA	(23)	(99)
China State Construction International Holdings Ltd.	(22)	(23)
China Tower Corp. Ltd.	(166)	(24)
Fanuc Ltd.	(1)	(150)
Komatsu Ltd.	(3)	(82)
Makita Corp.	(4)	(190)
Rockwell Collins Inc.	(4)	(549)
Southwest Airlines Co.	(5)	(333)
Zhuzhou CSR Times Electric Co. Ltd. - Class H	(12)	(71)
		(1,521)
Information Technology (0.1%)
AAC Technologies Holdings Inc.	(10)	(99)
Analog Devices Inc.	(2)	(174)
Autohome Inc. - Class A-ADR	(2)	(152)
BYD Electronic International Co. Ltd.	(7)	(10)
Lenovo Group Ltd.	(28)	(20)
NEC Electronics Corp.	(10)	(61)
NetEase.com Inc. - ADR	(1)	(258)
Nvidia Corp.	—	(139)
Sumco Corp.	(110)	(1,592)
Sunny Optical Technology Group Co. Ltd.	(34)	(388)
Yaskawa Electric Corp.	(55)	(1,620)
		(4,513)
Materials (0.2%)
Barrick Gold Corp.	(4)	(47)
Freeport-McMoRan Inc. - Class B	(3)	(41)
LyondellBasell Industries NV - Class A	(62)	(6,335)
Nippon Paint Co. Ltd.	(9)	(335)
Sherwin-Williams Co.	(1)	(513)
ThyssenKrupp AG	(10)	(245)
		(7,516)
Real Estate (0.0%)
Digital Realty Trust Inc.	(5)	(513)
Equinix Inc.	—	(45)
		(558)
Utilities (0.0%)
Beijing Enterprises Water Group Ltd.	(50)	(27)
China Gas Holdings Ltd.	(7)	(21)
Edison International	(5)	(357)
Electricite de France SA	(8)	(146)
		(551)
Total Common Stocks (proceeds $29,810)		(28,659)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (a)	(1)	(176)
Total Preferred Stocks (proceeds $166)		(176)
Total Securities Sold Short (0.7%) (proceeds $29,976)		(28,835)

(a) Convertible security.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	9,265	18,340	—	—	—	(2,898)	24,707	0.6

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Australia Government Bond, 3.00%, 03/21/47	05/25/17	8,047	8,174	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	110	—
Bundesrepublik Deutschland, 0.50%, 02/15/28	06/29/18	30,838	30,344	0.8
Domo Inc. - Series E	04/02/15	5,514	888	—
Fieldwood Energy Inc.	05/16/18	149	208	—
Grand Rounds Inc. - Series C	04/01/15	1,774	1,783	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,865	48	—
Jawbone Health Hub Inc.	01/31/17	—	—	—
Lookout Inc.	03/05/15	237	3	—
Lookout Inc. - Series F	09/22/14	3,242	2,324	0.1
Palantir Technologies Inc. - Series I	03/27/14	3,142	2,972	0.1
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	6	—
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	2	—
TFS Corp. Ltd., 0.00%, 08/01/23	07/01/16	9,935	7,496	0.2
Uber Technologies Inc.	06/09/14	4,702	13,456	0.4
		70,943	67,814	1.8

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	(2,499)	December 2018	EUR	(83,245)	1,422	(1,654)
FTSE 100 Index	(5)	December 2018	GBP	(363)	2	(14)
Hang Seng China Enterprises Index	71	October 2018	HKD	38,874	48	52
Hang Seng Index	28	October 2018	HKD	38,712	30	40
NASDAQ 100 E-Mini	3	December 2018		451	—	8
S&P 500 E-Mini Index	6	December 2018		873	1	3
Yen Denominated Nikkei 225	(13)	December 2018	JPY	(145,663)	(8)	(101)
					1,495	(1,666)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.99	07/18/50		27,177	26	969
3M LIBOR (S)	Paying	2.40	03/07/23		48,038	23	(1,331)
3M LIBOR (S)	Paying	2.33	06/14/23		54,766	27	(1,786)
3M LIBOR (S)	Paying	2.97	07/18/25		120,936	27	(981)
3M LIBOR (S)	Paying	2.73	07/25/28		29,796	11	(1,053)
6M EURIBOR (S)	Receiving	0.42	03/07/23	EUR	42,514	(55)	(228)
6M EURIBOR (S)	Receiving	0.34	06/14/23	EUR	43,916	(65)	28
6M EURIBOR (S)	Receiving	0.84	02/15/28	EUR	14,279	(47)	132
6M EURIBOR (S)	Receiving	0.84	02/15/28	EUR	14,281	(47)	131
6M EURIBOR (S)	Receiving	1.08	07/25/28	EUR	20,910	(68)	(250)
						(168)	(4,369)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro Stoxx Bank Index	BCL	Call	EUR	136.97	03/19/21	61,665	166
Euro Stoxx Bank Index	CIT	Call	EUR	131.88	06/19/20	79,854	163
Euro Stoxx Bank Index	DUB	Call	EUR	136.56	04/16/21	58,635	162
Euro Stoxx Bank Index	SGB	Call	EUR	117.57	03/20/20	48,547	252
Euro Stoxx Bank Index	UBS	Call	EUR	134.92	06/18/21	63,580	151
KOSPI 200	GSC	Call		302.50	03/14/19	53,860	—
Russell 2000 Index	BOA	Call		1,700.00	03/15/19	10,594	762
Russell 2000 Index	BOA	Call		1,700.00	12/21/18	7,967	361
Tokyo Price Index	MSC	Call	JPY	1,785.00	03/08/19	762,124	550
TOPIX Banks Index	BNP	Call	JPY	194.04	03/13/20	3,556,337	294
TOPIX Banks Index	BOA	Call	JPY	191.28	12/13/19	2,633,004	207
TOPIX Banks Index	MSC	Call	JPY	192.04	04/10/20	3,164,627	258
TOPIX Banks Index	MSC	Call	JPY	191.28	12/13/19	4,976,232	392
S&P 500 Index	BCL	Put		2,700.00	01/18/19	18,757	496
S&P 500 Index	MSC	Put		2,741.31	12/21/18	38,471	884
							5,098
Interest Rate Swaptions[11]
3M LIBOR, 03/27/24	BOA	Call		3.10	03/25/19	110,556,200	757

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
3M LIBOR, 02/06/24	GSC	Call		3.00	02/04/19	109,503,000	430
							1,187
Options on Securities
BP Plc	UBS	Call		52.00	06/21/19	338,254	288
Chevron Corp.	UBS	Call		125.00	01/18/19	101,328	350
ConocoPhillips Co.	UBS	Call		75.00	06/21/19	176,716	1,396
Exxon Mobil Corp.	UBS	Call		95.00	01/18/19	68,891	20
Facebook Inc. - Class A	UBS	Call		190.00	01/17/20	256,001	3,981
Halliburton Co.	CIT	Call		50.00	01/17/20	129,663	270
Jupai Holdings Ltd.	MSC	Call	JPY	4,894.87	12/11/20	110,932	225
Jupai Holdings Ltd.	MSC	Call	JPY	4,816.24	09/11/20	111,041	257
Jupai Holdings Ltd.	MSC	Call	JPY	4,756.33	03/13/20	137,345	315
Occidental Petroleum Corp.	UBS	Call		92.50	06/21/19	157,106	323
Royal Dutch Shell Plc - Class A	UBS	Call		77.00	06/21/19	193,080	224
Schlumberger Ltd.	UBS	Call		90.00	01/18/19	99,719	2
Suncor Energy Inc.	UBS	Call		45.00	06/21/19	228,336	211
Total SA	UBS	Call		70.00	09/20/19	237,909	540
Tenet Healthcare Corp.	BOA	Put		30.00	10/19/18	140,218	309
							8,711
Spread Options
Spread between 30-year and 5-year ICE Swap Rates	GSC	Call		0.60	11/06/18	79,520,000	—
							—

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Amazon.com Inc.	Call	2,085.00	02/15/19	16	(202)
United Rentals Inc.	Call	180.00	11/16/18	13	(3)
United Rentals Inc.	Call	175.00	11/16/18	13	(5)
					(210)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro Stoxx Bank Index	CIT	Call	EUR	161.62	06/19/20	79,854	(32)
Euro Stoxx Bank Index	SGB	Call	EUR	159.00	03/20/20	48,547	(23)
Euro Stoxx Bank Index	BCL	Put	EUR	110.23	03/19/21	41,110	(1,121)
Euro Stoxx Bank Index	CIT	Put	EUR	106.02	06/19/20	53,237	(1,106)
Euro Stoxx Bank Index	DUB	Put	EUR	99.04	04/16/21	19,545	(383)
Euro Stoxx Bank Index	DUB	Put	EUR	118.81	04/16/21	19,545	(690)
Euro Stoxx Bank Index	SGB	Put	EUR	100.77	03/20/20	32,365	(444)
Euro Stoxx Bank Index	UBS	Put	EUR	106.38	06/18/21	41,826	(1,186)
KOSPI 200	GSC	Call		327.50	03/14/19	53,860	(83)
KOSPI 200	GSC	Put		270.00	03/14/19	53,860	(140)
Russell 2000 Index	BOA	Call		1,900.00	03/15/19	10,594	(51)
Russell 2000 Index	BOA	Put		1,600.00	12/21/18	6,639	(110)
S&P 500 Index	BCL	Call		2,950.00	01/18/19	18,757	(1,070)
S&P 500 Index	MSC	Call		3,025.00	12/21/18	2,176	(29)
S&P 500 Index	MSC	Call		2,965.09	12/21/18	15,992	(519)
S&P 500 Index	BOA	Put		2,600.00	03/15/19	6,091	(189)
S&P 500 Index	MSC	Put		2,517.53	12/21/18	38,471	(394)
Tokyo Price Index	MSC	Call	JPY	1,950.00	03/08/19	762,124	(119)
Tokyo Price Index	MSC	Put	JPY	1,600.00	03/08/19	762,124	(93)
TOPIX Banks Index	BNP	Call	JPY	237.47	03/13/20	3,556,337	(60)
TOPIX Banks Index	BOA	Call	JPY	221.29	12/13/19	2,633,004	(62)
TOPIX Banks Index	MSC	Call	JPY	221.29	12/13/19	4,976,232	(118)
TOPIX Banks Index	MSC	Call	JPY	233.87	04/10/20	3,164,627	(57)
TOPIX Banks Index	BNP	Put	JPY	155.80	03/13/20	3,556,337	(179)
TOPIX Banks Index	BOA	Put	JPY	156.59	12/13/19	2,633,004	(114)
TOPIX Banks Index	MSC	Put	JPY	156.59	12/13/19	4,976,232	(215)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
TOPIX Banks Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(207)
							(8,794)
Interest Rate Swaptions[11]
3M LIBOR, 03/27/24	BOA	Call		2.75	03/25/19	110,556,200	(230)
3M LIBOR, 02/06/24	GSC	Call		2.60	02/04/19	109,503,000	(78)
3M LIBOR, 03/27/24	BOA	Put		3.50	03/25/19	110,556,200	(195)
							(503)
Options on Securities
Apple Inc.	BCL	Call		160.00	01/18/19	26,120	(1,740)
Apple Inc.	BOA	Call		235.00	02/15/19	26,681	(254)
BP Plc	UBS	Call		59.00	06/21/19	338,254	(64)
Charter Communications Inc. - Class A	CCI	Call		305.00	12/21/18	10,536	(324)
Charter Communications Inc. - Class A	CGM	Call		315.00	12/21/18	20,716	(508)
Comcast Corp.	CGM	Call		37.50	01/17/20	117,715	(371)
ConocoPhillips Co.	UBS	Call		85.00	06/21/19	176,716	(610)
DowDuPont Inc.	BCL	Call		70.00	01/18/19	57,850	(56)
Facebook Inc. - Class A	UBS	Call		220.00	01/17/20	256,001	(2,100)
Facebook Inc. - Class A	UBS	Put		155.00	01/17/20	256,001	(3,840)
Fifth Third Bancorp	MSC	Call		31.00	01/18/19	192,936	(80)
FleetCor Technologies Inc.	BCL	Call		180.00	01/18/19	12,550	(636)
Halliburton Co.	CIT	Call		57.50	01/17/20	129,663	(125)
Halliburton Co.	CIT	Put		35.00	01/17/20	129,663	(289)
Jupai Holdings Ltd.	MSC	Call	JPY	5,679.90	03/13/20	137,345	(78)
Jupai Holdings Ltd.	MSC	Put	JPY	3,832.77	03/13/20	137,345	(224)
Jupai Holdings Ltd.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(164)
Jupai Holdings Ltd.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(186)
Microsoft Corp.	BCL	Call		90.00	01/18/19	46,293	(1,143)
Occidental Petroleum Corp.	UBS	Call		105.00	06/21/19	157,106	(69)
Royal Dutch Shell Plc - Class A	UBS	Call		87.50	06/21/19	193,080	(59)
Schlumberger Ltd.	UBS	Put		60.00	01/18/19	99,719	(251)
Suncor Energy Inc.	UBS	Call		50.00	06/21/19	228,336	(70)
Total SA	UBS	Call		75.00	09/20/19	237,909	(266)
United Continental Holdings Inc.	DUB	Call		75.00	01/18/19	33,402	(521)
							(14,028)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	10/05/18	GBP	12,870	16,777	(411)
GBP/USD	BOA	11/15/18	GBP	7,552	9,863	136
GBP/USD	BCL	11/16/18	GBP	7,274	9,500	175
GBP/USD	MSC	11/16/18	GBP	7,266	9,490	91
NOK/USD	JPM	10/26/18	NOK	61,315	7,541	10
SEK/EUR	JPM	12/21/18	EUR	(16,200)	(18,940)	83
USD/AUD	CSI	10/25/18	AUD	(8,721)	(6,305)	178
USD/BRL	UBS	12/06/18	BRL	(40,234)	(9,910)	(341)
USD/JPY	BOA	10/01/18	JPY	(1,640,200)	(14,436)	466
USD/JPY	GSC	12/10/18	JPY	(2,149,550)	(19,023)	373
ZAR/USD	CIT	10/19/18	ZAR	160,500	11,324	(624)
					(4,119)	136

OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[10]	Counterparty	Expiration	Notional1 Received	Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Fixed rate of 2.01% (S)	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	2,553
							—	2,553

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	135,800	—	262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	34,695	—	69
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	31,040	—	60
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	50,580	—	55
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	68,895	—	143
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	51,120	—	59
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,730	—	131
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	137,550	—	272
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,550	—	133
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	—	385
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	—	364
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	—	245
						—	2,178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 99.8%
Australia 3.7%
Beadell Resources Ltd. (a) (b)	21,713	937
Newcrest Mining Ltd.	953	13,419
Nufarm Ltd. (c)	1,176	5,689
OZ Minerals Ltd.	1,334	8,990
		29,035
Belgium 0.7%
Umicore SA	106	5,893
Brazil 4.4%
Vale SA - ADR	2,314	34,339
Canada 23.1%
Barrick Gold Corp. (b)	976	10,809
Canadian Natural Resources Ltd.	203	6,636
EnCana Corp. (b)	433	5,681
First Quantum Minerals Ltd.	1,291	14,701
Lundin Mining Corp.	1,565	8,286
Neo Lithium Corp. (a)	5,520	4,573
Nevsun Resources Ltd.	1,701	7,546
Nutrien Ltd. (b)	912	52,601
Stelco Holdings Inc.	894	14,903
Suncor Energy Inc.	730	28,264
Teck Resources Ltd. - Class B	893	21,519
Wheaton Precious Metals Corp.	263	4,600
		180,119
China 1.5%
CNOOC Ltd.	5,936	11,814
France 5.9%
Total SA (b)	709	45,890
Ireland 2.7%
Glambia Plc	370	6,362
Smurfit Kappa Group Plc	374	14,797
		21,159
Jersey 1.3%
Randgold Resources Ltd. - ADR (b)	147	10,358
Luxembourg 2.8%
ArcelorMittal	699	21,549
Netherlands 5.8%
Royal Dutch Shell Plc - Class B	1,299	45,395
Norway 1.0%
Yara International ASA	160	7,842
Russian Federation 0.5%
Polyus PJSC - GDR	120	3,755
Switzerland 3.8%
Glencore Plc	6,895	29,726
United Kingdom 14.8%
BHP Billiton Plc	1,106	24,100
BP Plc	5,797	44,400
Cairn Energy Plc (a)	1,484	4,506
Fresnillo Plc	729	7,812
Mondi Plc	434	11,916
Rio Tinto Plc	452	22,787
		115,521
United States of America 27.8%
Andeavor Corp.	35	5,326
Archer-Daniels-Midland Co.	493	24,777
Baker Hughes a GE Co. LLC - Class A	120	4,052
Bunge Ltd.	77	5,313
CF Industries Holdings Inc.	117	6,348
Chevron Corp.	75	9,194
ConocoPhillips Co.	180	13,923
Deere & Co.	41	6,195
Devon Energy Corp.	185	7,395
EQT Corp.	91	4,040
Exxon Mobil Corp.	273	23,223
FMC Corp.	160	13,950
Halliburton Co.	175	7,105
Hormel Foods Corp. (b)	201	7,931
	Shares/Par[1]	Value ($)
International Paper Co.	114	5,586
Kosmos Energy Ltd. (a)	382	3,572
Mosaic Co.	420	13,633
Newmont Mining Corp.	263	7,943
Packaging Corp. of America	141	15,473
Pioneer Natural Resources Co.	49	8,566
Trimble Inc. (a)	190	8,264
Tyson Foods Inc. - Class A	67	3,971
Valero Energy Corp.	97	11,023
		216,803
Total Common Stocks (cost $752,201)		779,198
SHORT TERM INVESTMENTS 5.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	2,491	2,491
Securities Lending Collateral 5.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	40,327	40,327
Total Short Term Investments (cost $42,818)		42,818
Total Investments 105.3% (cost $795,019)		822,016
Other Assets and Liabilities, Net (5.3)%		(41,705)
Total Net Assets 100.0%		780,311

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.6%
Communication Services 13.6%
Activision Blizzard Inc.	596	49,590
Alphabet Inc. - Class A (a)	161	194,496
Electronic Arts Inc. (a)	656	79,063
Facebook Inc. - Class A (a)	500	82,162
Tencent Holdings Ltd.	2,512	103,569
Zayo Group Holdings Inc. (a)	398	13,805
		522,685
Consumer Discretionary 23.4%
Amazon.com Inc. (a)	192	384,322
Booking Holdings Inc. (a)	54	107,997
Domino's Pizza Inc.	133	39,124
Home Depot Inc.	214	44,264
MercadoLibre Inc.	178	60,494
Netflix Inc. (a)	311	116,369
Nike Inc. - Class B	498	42,166
Tesla Inc. (a) (b)	83	21,897
Ulta Beauty Inc. (a)	295	83,331
		899,964
Consumer Staples 2.6%
Constellation Brands Inc. - Class A	465	100,225
Financials 5.3%
Berkshire Hathaway Inc. - Class B (a)	237	50,791
CME Group Inc.	227	38,667
E*TRADE Financial Corp. (a)	675	35,355
First Republic Bank	309	29,664
S&P Global Inc.	265	51,762
		206,239
Health Care 13.7%
Becton Dickinson & Co.	308	80,314
BioMarin Pharmaceutical Inc. (a)	272	26,395
Boston Scientific Corp. (a)	1,983	76,340
Centene Corp. (a)	210	30,370
Illumina Inc. (a)	184	67,393
UnitedHealth Group Inc.	659	175,188
Vertex Pharmaceuticals Inc. (a)	194	37,366
Zoetis Inc. - Class A	358	32,778
		526,144
Industrials 8.7%
CoStar Group Inc. (a)	155	65,290
Equifax Inc.	365	47,711
Honeywell International Inc.	217	36,161
Roper Industries Inc.	122	36,140
TransDigm Group Inc. (a)	108	40,349
Union Pacific Corp.	380	61,930
Xylem Inc.	595	47,551
		335,132
Information Technology 26.6%
Adobe Systems Inc. (a)	327	88,268
	Shares/Par[1]	Value ($)
ASML Holding NV - ADR	381	71,722
Autodesk Inc. (a)	385	60,061
Intuit Inc.	181	41,088
MasterCard Inc. - Class A	426	94,748
Microsoft Corp.	2,155	246,476
Nvidia Corp.	203	57,061
PayPal Holdings Inc. (a)	703	61,756
Salesforce.com Inc. (a)	442	70,278
Texas Instruments Inc.	363	38,975
Visa Inc. - Class A	1,296	194,491
		1,024,924
Materials 3.3%
DowDuPont Inc.	315	20,279
Praxair Inc.	136	21,900
Sherwin-Williams Co.	107	48,756
Vulcan Materials Co.	324	35,978
		126,913
Real Estate 1.4%
SBA Communications Corp. (a)	349	56,074
Total Common Stocks (cost $2,538,126)		3,798,300
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d) (e)	1,246	7,228
Total Preferred Stocks (cost $7,639)		7,228
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (g)	9,973	9,973
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (g)	12,735	12,735
Total Short Term Investments (cost $22,708)		22,708
Total Investments 99.4% (cost $2,568,473)		3,828,236
Other Assets and Liabilities, Net 0.6%		22,054
Total Net Assets 100.0%		3,850,290

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/10/14	7,639	7,228	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.2%
Communication Services 8.2%
Alphabet Inc. - Class C (a) (b)	7	8,397
Comcast Corp. - Class A (b) (c)	184	6,518
KDDI Corp.	216	5,961
KT Corp. - ADR	96	1,420
Nippon Telegraph & Telephone Corp.	103	4,633
Twenty-First Century Fox Inc. - Class A	74	3,417
Verizon Communications Inc. (b)	161	8,572
Vodafone Group Plc	1,126	2,413
		41,331
Consumer Discretionary 6.2%
Advance Auto Parts Inc.	11	1,774
Booking Holdings Inc. (a)	1	2,520
GVC Holdings Plc	161	1,925
Haseko Corp.	209	2,713
Lowe's Cos. Inc.	43	4,908
Nordstrom Inc.	68	4,088
Sony Corp.	128	7,876
Sumitomo Electric Industries Ltd.	184	2,880
WPP Plc	182	2,661
		31,345
Consumer Staples 6.8%
Asahi Breweries Ltd.	97	4,200
Coca-Cola European Partners Plc	106	4,841
Danone SA	56	4,342
Imperial Brands Plc	174	6,029
Matsumotokiyoshi Holdings Co. Ltd.	73	3,011
Nomad Holdings Ltd. (a) (b)	136	2,762
Seven & I Holdings Co. Ltd.	117	5,190
Walmart Inc.	44	4,110
		34,485
Energy 8.3%
Andeavor Corp.	18	2,694
EQT Corp. (b)	73	3,227
Jagged Peak Energy Inc. (a) (d)	129	1,781
Parsley Energy Inc. - Class A (a) (b)	164	4,797
Peabody Energy Corp.	76	2,700
Pioneer Natural Resources Co. (b)	32	5,538
Royal Dutch Shell Plc - Class A	161	5,506
Total SA (d)	163	10,524
Tullow Oil Plc (a)	495	1,691
Woodside Petroleum Ltd.	134	3,729
		42,187
Financials 20.5%
Allstate Corp. (b)	58	5,712
American Express Co. (b)	50	5,352
American International Group Inc. (c)	65	3,451
Aviva Plc	570	3,641
Bank of America Corp. (b)	359	10,580
Bank of Ireland Group Plc	321	2,449
Berkshire Hathaway Inc. - Class B (a) (b)	54	11,614
Chubb Ltd. (b) (c)	51	6,875
Citigroup Inc. (b)	79	5,655
Direct Line Insurance Group Plc	739	3,121
Everest Re Group Ltd. (b)	15	3,414
Goldman Sachs Group Inc.	38	8,509
KeyCorp	146	2,902
Lloyds Banking Group Plc	5,854	4,510
Loews Corp. (b)	44	2,185
Morgan Stanley	124	5,766
Nomura Holdings Inc.	130	616
RenaissanceRe Holdings Ltd.	25	3,282
Sumitomo Mitsui Financial Group Inc.	78	3,146
Swiss Re AG	54	4,937
Wells Fargo & Co.	119	6,276
		103,993
Health Care 11.1%
Anthem Inc. (b)	32	8,879
Biogen Inc. (a) (b)	6	2,027
CIGNA Corp.	22	4,613
	Shares/Par[1]	Value ($)
CVS Health Corp.	44	3,430
GlaxoSmithKline Plc	259	5,183
Johnson & Johnson (c)	37	5,067
Laboratory Corp. of America Holdings (a) (b)	38	6,589
McKesson Corp. (b)	34	4,499
Novo Nordisk A/S - Class B	114	5,393
Pfizer Inc. (b) (c)	99	4,375
Roche Holding AG	26	6,340
		56,395
Industrials 10.5%
ABB Ltd.	257	6,069
Air Lease Corp. - Class A (b)	78	3,582
CK Hutchison Holdings Ltd.	377	4,345
Eaton Corp. Plc (b)	61	5,327
Fuji Electric Holdings Co. Ltd.	107	4,269
GrafTech International Ltd.	166	3,233
Masco Corp. (b)	130	4,745
Northrop Grumman Systems Corp. (b) (c)	9	2,958
Owens Corning Inc. (b)	73	3,949
Raytheon Co.	13	2,766
Siemens AG	14	1,770
United Technologies Corp. (b)	53	7,432
Vinci SA	27	2,605
		53,050
Information Technology 15.5%
Capgemini SA	51	6,366
Cisco Systems Inc. (b)	153	7,450
DXC Technology Co. (b)	78	7,322
Flex Ltd. (a) (c)	342	4,482
HP Inc. (b)	159	4,106
Marvell Technology Group Ltd. (b)	179	3,458
Microsoft Corp. (b)	163	18,662
NetApp Inc.	44	3,756
Oracle Corp. (c)	178	9,177
Samsung Electronics Co. Ltd.	94	3,928
Sumco Corp. (d)	114	1,651
SYNNEX Corp.	25	2,093
TE Connectivity Ltd.	45	3,998
Ulvac Inc.	58	2,157
		78,606
Materials 8.2%
Cemex SAB de CV - ADR (a)	541	3,812
CRH Plc	232	7,573
DowDuPont Inc. (b) (c)	81	5,197
Glencore Plc	754	3,250
Mosaic Co.	82	2,675
Nutrien Ltd. (b)	97	5,621
Steel Dynamics Inc. (b)	95	4,299
Ternium SA - ADR	54	1,644
Trinseo SA	65	5,097
WestRock Co. (b)	43	2,312
		41,480
Utilities 0.9%
Vistra Energy Corp. (a)	190	4,728
Total Common Stocks (cost $452,255)		487,600
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.7%
Volkswagen AG (e)	21	3,690
Total Preferred Stocks (cost $4,123)		3,690
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (g)	11,609	11,609

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (g)	1,243	1,243
Total Short Term Investments (cost $12,852)		12,852
Total Investments 99.5% (cost $469,230)		504,142
Total Securities Sold Short (41.5)% (proceeds $196,959)		(210,458)
Other Derivative Instruments (0.6)%		(2,865)
Other Assets and Liabilities, Net 42.6%		215,852
	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		506,671

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or portion of the security was on loan.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (41.5%)
COMMON STOCKS (41.5%)
Communication Services (0.6%)
ASOS Plc	(25)	(1,905)
TripAdvisor Inc.	(25)	(1,277)
		(3,182)
Consumer Discretionary (6.6%)
Asics Corp.	(142)	(2,108)
Brembo SpA	(185)	(2,414)
Canadian Tire Corp. Ltd. - Class A	(13)	(1,468)
Carmax Inc.	(19)	(1,411)
Carvana Co. - Class A	(33)	(1,950)
Chegg Inc.	(40)	(1,147)
iRobot Corp.	(13)	(1,457)
Leggett & Platt Inc.	(51)	(2,232)
Mattel Inc.	(118)	(1,853)
MercadoLibre Inc.	(5)	(1,644)
Netflix Inc.	(3)	(1,066)
Ocado Group Plc	(90)	(1,056)
Pinduoduo Inc. - ADR	(91)	(2,392)
Sharp Corp.	(49)	(990)
Sodexo SA	(12)	(1,250)
Tesla Inc.	(13)	(3,334)
Under Armour Inc. - Class A	(58)	(1,229)
Wayfair Inc. - Class A	(20)	(2,991)
Zalando SE	(35)	(1,351)
		(33,343)
Consumer Staples (2.4%)
Casey's General Stores Inc.	(11)	(1,439)
China Resources Enterprise Ltd.	(536)	(2,160)
FamilyMart UNY Holdings Co. Ltd.	(14)	(1,405)
Golden Agri-Resources Ltd.	(7,440)	(1,358)
Ito En Ltd.	(46)	(2,047)
Kimberly-Clark de Mexico SAB de CV - Class A	(933)	(1,660)
Toyo Suisan Kaisha Ltd.	(28)	(1,092)
Treasury Wine Estates Ltd.	(94)	(1,191)
		(12,352)
Energy (3.9%)
Antero Resources Midstream Management LLC	(108)	(1,821)
Apache Corp.	(51)	(2,425)
Continental Resources Inc.	(45)	(3,064)
Hess Corp.	(19)	(1,374)
Lundin Petroleum AB	(36)	(1,388)
Matador Resources Co.	(65)	(2,142)
National Oilwell Varco Inc.	(28)	(1,201)
Oasis Petroleum Inc.	(167)	(2,363)
PrairieSky Royalty Ltd.	(56)	(987)
Range Resources Corp.	(60)	(1,020)
TransCanada Corp.	(42)	(1,711)
		(19,496)
Financials (5.3%)
2U Inc.	(24)	(1,818)
Bank of East Asia Ltd.	(385)	(1,432)
Challenger Financial Services Group Ltd.	(195)	(1,577)
Community Bank System Inc.	(33)	(2,004)
Credit Agricole SA	(113)	(1,624)
Credit Suisse Group AG	(190)	(2,841)
Cullen/Frost Bankers Inc.	(13)	(1,392)
Hang Seng Bank Ltd.	(40)	(1,072)
MarketAxess Holdings Inc.	(8)	(1,387)
Metro Bank Plc	(46)	(1,780)
	Shares/Par[1]	Value ($)
MINDBODY Inc. - Class A	(36)	(1,469)
RLI Corp.	(36)	(2,864)
Shopify Inc. - Class A	(10)	(1,573)
Standard Chartered Plc	(129)	(1,066)
State Bank of India - GDR	(39)	(1,455)
Westamerica Bancorp	(24)	(1,471)
		(26,825)
Health Care (2.4%)
Genmab A/S	(10)	(1,573)
Glaukos Corp.	(33)	(2,160)
Hisamitsu Pharmaceutical Co. Inc.	(26)	(1,978)
Inovalon Holdings Inc. - Class A	(82)	(827)
Mediclinic International Plc	(226)	(1,258)
Medidata Solutions Inc.	(23)	(1,682)
Olympus Corp.	(33)	(1,282)
Siemens Healthineers AG	(32)	(1,422)
		(12,182)
Industrials (8.2%)
AAON Inc.	(64)	(2,426)
Bodycote Plc	(138)	(1,622)
Cargotec Oyj	(33)	(1,492)
Cimpress NV	(12)	(1,572)
Cree Inc.	(45)	(1,705)
Epiroc AB - Class A	(221)	(2,474)
Fanuc Ltd.	(6)	(1,203)
Flowserve Corp.	(18)	(961)
Healthcare Services Group Inc.	(51)	(2,088)
Heartland Express Inc.	(63)	(1,241)
John Bean Technologies Corp.	(11)	(1,347)
LATAM Airlines Group SA - ADR	(226)	(2,124)
MISUMI Group Inc.	(89)	(2,291)
MTU Aero Engines Holding AG	(9)	(1,968)
Multi-Color Corp.	(17)	(1,049)
Nidec Corp.	(11)	(1,552)
Panalpina Welttransport Holding AG	(11)	(1,607)
Renishaw Plc	(34)	(2,095)
Ritchie Bros. Auctioneers Inc.	(54)	(1,951)
Rollins Inc.	(26)	(1,607)
Singapore Airport Terminal Services Ltd.	(385)	(1,470)
SiteOne Landscape Supply Inc.	(18)	(1,342)
TransDigm Group Inc.	(5)	(1,887)
Wabtec Corp.	(16)	(1,679)
Wesco Aircraft Holdings Inc.	(89)	(996)
		(41,749)
Information Technology (5.9%)
Badger Meter Inc.	(35)	(1,852)
Blackbaud Inc.	(17)	(1,765)
Ellie Mae Inc.	(23)	(2,148)
Infineon Technologies AG	(64)	(1,445)
IPG Photonics Corp.	(5)	(724)
Jenoptik AG	(27)	(1,009)
Manhattan Associates Inc.	(31)	(1,677)
National Instruments Corp.	(32)	(1,546)
NEC Electronics Corp.	(75)	(470)
Power Integrations Inc.	(25)	(1,589)
Pure Storage Inc. - Class A	(74)	(1,924)
Semiconductor Manufacturing International Corp.	(664)	(716)
Temenos Group AG	(11)	(1,765)
Thomson Reuters Corp.	(40)	(1,830)
Tokyo Electron Ltd.	(13)	(1,713)
Ultimate Software Group Inc.	(5)	(1,763)
WiseTech Global Ltd.	(100)	(1,590)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Workday Inc. - Class A	(14)	(2,097)
Workiva Inc. - Class A	(29)	(1,131)
Zendesk Inc.	(16)	(1,151)
		(29,905)
Materials (5.3%)
Air Liquide	(14)	(1,893)
Balchem Corp.	(15)	(1,730)
Compass Minerals International Inc.	(20)	(1,323)
First Quantum Minerals Ltd.	(68)	(771)
GCP Applied Technologies Inc.	(62)	(1,643)
Givaudan SA	(1)	(1,613)
Greif Inc. - Class A	(19)	(994)
HB Fuller Co.	(18)	(926)
LafargeHolcim Ltd.	(45)	(2,237)
LyondellBasell Industries NV - Class A	(17)	(1,716)
Martin Marietta Materials Inc.	(9)	(1,594)
	Shares/Par[1]	Value ($)
NewMarket Corp.	(5)	(1,976)
Nippon Paint Co. Ltd.	(37)	(1,371)
Nippon Paper Industry Co.	(72)	(1,316)
Quaker Chemical Corp.	(11)	(2,233)
Sociedad Quimica y Minera de Chile SA - Class B-ADR	(28)	(1,288)
Yara International ASA	(41)	(2,013)
		(26,637)
Real Estate (0.3%)
Public Storage	(8)	(1,577)
Utilities (0.6%)
Hong Kong & China Gas Co. Ltd.	(895)	(1,773)
Severn Trent Plc	(60)	(1,437)
		(3,210)
Total Common Stocks (proceeds $196,959)		(210,458)
Total Securities Sold Short (41.5%) (proceeds $196,959)		(210,458)

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Chubb Ltd.	Call	130.00	02/15/19	333	(261)
Comcast Corp. - Class A	Call	32.50	03/15/19	1,656	(667)
DowDuPont Inc.	Call	65.00	01/18/19	727	(200)
Johnson & Johnson	Call	140.00	04/18/19	330	(191)
Oracle Corp.	Call	50.00	12/21/18	1,087	(314)
Pfizer Inc.	Call	43.00	03/15/19	893	(216)
					(1,849)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
American International Group Inc.	GSC	Call	50.00	01/18/19	606	(271)
Flex Ltd.	GSC	Call	15.00	01/18/19	3,362	(71)
Northrop Grumman Systems Corp.	GSC	Call	300.00	01/18/19	89	(227)
						(569)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	10/01/18	JPY	16,214	143	(1)
JPY/USD	BBH	10/02/18	JPY	4,845	43	—
USD/JPY	BBH	10/01/18	JPY	(127,120)	(1,119)	7
USD/JPY	BBH	10/02/18	JPY	(56,872)	(501)	3
USD/JPY	BBH	10/03/18	JPY	(57,237)	(504)	1
					(1,938)	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Aozora Bank Ltd. (M)	GSC	Tokyo Overnight Average Rate -0.45%	TBD	(40)	JPY	(155,235)	(59)
Axis Bank Ltd. (M)	MSC	Federal Funds Effective Rate -1.00%	TBD	(38)		(1,537)	(56)
BDO Unibank Inc. (M)	MBL	Federal Funds Effective Rate -3.53%	TBD	(600)		(1,235)	(96)
Celltrion Inc. (M)	GSC	Federal Funds Effective Rate -8.00%	TBD	(7)		(1,842)	(5)
Cheng Shin Rubber Industry Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.50%	TBD	(1,084)		(1,685)	(19)
First Financial Bankshares Inc. (M)	GSC	Federal Funds Effective Rate -0.89%	TBD	(68)		(4,080)	68
KGHM Polska Miedz SA (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(78)		(1,808)	(67)
LG Chem Ltd. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(5)		(1,732)	(14)
Pearson Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(190)	GBP	(1,598)	(120)
Pennon Group Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(154)	GBP	(1,124)	30
Prosperity Bancshares Inc. (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(21)		(1,569)	74
Samsung BioLogics Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.75%	TBD	(2)		(795)	(53)
Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -4.50%	TBD	(669)		(2,049)	(62)
Vallourec S.A. (M)	GSC	Euro Overnight Index Average -8.00%	TBD	(208)	EUR	(988)	(78)
							(457)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.9%
Canada 7.8%
Canadian Imperial Bank of Commerce (a)	54	5,073
Canadian Pacific Railway Ltd.	109	22,980
EnCana Corp.	2,788	36,545
Gildan Activewear Inc.	900	27,397
Manulife Financial Corp.	2,256	40,337
		132,332
China 6.0%
Baidu.com - Class A - ADR (b)	166	38,047
China Merchants Holdings International Co. Ltd.	5,213	9,984
China Mobile Ltd.	5,481	54,149
		102,180
Denmark 0.1%
A P Moller - Maersk A/S - Class B	2	2,254
France 2.7%
BNP Paribas SA	537	32,866
Engie SA	838	12,329
		45,195
Germany 10.1%
BASF SE	574	51,000
Deutsche Post AG	472	16,811
Linde AG	279	65,768
SAP SE	306	37,636
		171,215
Italy 3.3%
Unicredit SpA	3,673	55,180
Japan 13.5%
East Japan Railway Co.	401	37,245
Fanuc Ltd.	73	13,744
Japan Airlines Co. Ltd.	865	31,020
KDDI Corp.	1,732	47,878
Sompo Holdings Inc.	628	26,721
Sumitomo Mitsui Financial Group Inc.	542	21,830
Takeda Pharmaceutical Co. Ltd. (a)	1,186	50,642
		229,080
Netherlands 6.3%
Akzo Nobel NV	495	46,183
ING Groep NV	792	10,261
Royal Dutch Shell Plc - Class B	1,445	50,503
		106,947
South Korea 4.5%
Samsung Electronics Co. Ltd.	664	27,772
SK Innovation Co. Ltd.	31	5,969
SK Telecom Co. Ltd.	169	43,057
		76,798
Spain 1.2%
CaixaBank SA	4,136	18,873
	Shares/Par[1]	Value ($)
Red Electrica Corp. SA	103	2,166
		21,039
Switzerland 11.1%
ABB Ltd.	2,271	53,698
Cie Financiere Richemont SA	355	28,817
Givaudan SA	8	19,328
Novartis AG	578	49,491
Roche Holding AG	152	36,836
		188,170
United Kingdom 26.3%
AstraZeneca Plc	527	41,027
Aviva Plc	5,184	33,113
Barclays Plc	21,171	47,349
BHP Billiton Plc	636	13,868
BP Plc	6,117	46,847
British American Tobacco Plc	1,165	54,347
Carnival Plc	468	29,092
Diageo Plc	552	19,533
GlaxoSmithKline Plc	1,123	22,500
Johnson Matthey Plc	90	4,195
Lloyds Banking Group Plc	26,027	20,050
Micro Focus International Plc	1,140	21,203
Rolls-Royce Holdings Plc	2,327	29,928
SSE Plc	2,436	36,363
Vodafone Group Plc	12,585	26,972
		446,387
Total Common Stocks (cost $1,535,326)		1,576,777
PREFERRED STOCKS 4.4%
Germany 4.4%
Volkswagen AG (c)	424	74,538
Total Preferred Stocks (cost $63,215)		74,538
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	41,321	41,321
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	5,228	5,228
Total Short Term Investments (cost $46,549)		46,549
Total Investments 100.0% (cost $1,645,090)		1,697,864
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.0%		394
Total Net Assets 100.0%		1,698,267

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	SSB	10/01/18	JPY	(99,055)	(872)	5
USD/JPY	BNY	10/02/18	JPY	(197,778)	(1,741)	3
USD/JPY	SSB	10/03/18	JPY	(141,266)	(1,243)	1
					(3,856)	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.4%
Communication Services 11.4%
Alphabet Inc. - Class A (a)	7	7,979
Alphabet Inc. - Class C (a)	17	19,773
Comcast Corp. - Class A	314	11,130
Facebook Inc. - Class A (a)	122	20,062
Walt Disney Co.	108	12,630
		71,574
Consumer Discretionary 12.7%
Alibaba Group Holding Ltd. - ADS (a)	38	6,269
Amazon.com Inc. (a)	21	41,682
Chipotle Mexican Grill Inc. (a)	16	7,276
Home Depot Inc.	71	14,765
Yum China Holdings Inc.	267	9,371
		79,363
Consumer Staples 5.7%
Anheuser-Busch InBev NV - ADR (b)	136	11,884
Coca-Cola Co.	166	7,668
Costco Wholesale Corp.	37	8,780
McCormick & Co. Inc.	59	7,748
		36,080
Energy 2.9%
Pioneer Natural Resources Co.	41	7,090
Schlumberger Ltd.	182	11,058
		18,148
Financials 5.2%
American Express Co.	93	9,911
BlackRock Inc.	24	11,352
Charles Schwab Corp.	234	11,489
		32,752
Health Care 16.2%
Alexion Pharmaceuticals Inc. (a)	78	10,775
Biogen Inc. (a)	37	13,136
BioMarin Pharmaceutical Inc. (a)	54	5,236
Celgene Corp. (a)	139	12,462
Johnson & Johnson	60	8,316
Regeneron Pharmaceuticals Inc. (a)	18	7,436
Thermo Fisher Scientific Inc.	52	12,782
UnitedHealth Group Inc.	68	18,195
Zoetis Inc. - Class A	142	13,016
		101,354
Industrials 7.0%
Caterpillar Inc.	56	8,514
Honeywell International Inc.	78	13,036
United Parcel Service Inc. - Class B	82	9,620
WW Grainger Inc.	35	12,510
		43,680
Information Technology 30.6%
Adobe Systems Inc. (a)	71	19,146
Akamai Technologies Inc. (a)	185	13,511
Apple Inc.	79	17,746
Microsoft Corp.	236	27,009
Oracle Corp.	254	13,101
Palo Alto Networks Inc. (a)	48	10,830
PayPal Holdings Inc. (a)	141	12,371
QUALCOMM Inc.	170	12,267
Red Hat Inc. (a)	99	13,472
Splunk Inc. (a)	93	11,262
Texas Instruments Inc.	94	10,134
Visa Inc. - Class A	155	23,249
VMware Inc. - Class A (a)	49	7,667
		191,765
Materials 3.1%
Ecolab Inc.	72	11,231
Praxair Inc.	52	8,365
		19,596
Real Estate 1.6%
Equinix Inc.	23	9,916
Total Common Stocks (cost $500,182)		604,228
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	27,459	27,459
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	1,645	1,645
Total Short Term Investments (cost $29,104)		29,104
Total Investments 101.0% (cost $529,286)		633,332
Other Assets and Liabilities, Net (1.0)%		(6,574)
Total Net Assets 100.0%		626,758

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 74.9%
Communication Services 11.6%
Block Communications Inc.
6.88%, 02/15/25 (b)	1,475	1,514
Cablevision Systems Corp.
5.88%, 09/15/22	5,000	5,100
CCO Holdings LLC
5.25%, 09/30/22	1,225	1,239
5.13%, 02/15/23	3,025	3,036
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,564
5.80%, 03/15/22	1,750	1,780
7.50%, 04/01/24 (c)	1,000	1,065
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (b)	1,500	1,513
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	3,000	3,059
DISH DBS Corp.
6.75%, 06/01/21	5,000	5,105
5.00%, 03/15/23 (c)	4,350	3,948
Frontier Communications Corp.
10.50%, 09/15/22	4,000	3,547
8.50%, 04/01/26 (b)	1,675	1,584
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,500	2,701
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20 (c)	1,500	1,502
Intelsat Jackson Holdings SA
5.50%, 08/01/23	875	806
8.50%, 10/15/24 (b)	1,000	1,010
LIN Television Corp.
5.88%, 11/15/22	2,000	2,036
Match Group Inc.
6.38%, 06/01/24	2,000	2,109
Sable International Finance Ltd.
6.88%, 08/01/22 (b)	2,750	2,870
Salem Media Group Inc.
6.75%, 06/01/24 (d) (e)	1,075	966
Sirius XM Radio Inc.
3.88%, 08/01/22 (b)	5,500	5,414
Sprint Corp.
7.25%, 09/15/21	7,000	7,397
T-Mobile USA Inc.
6.00%, 03/01/23	1,800	1,855
Townsquare Media Inc.
6.50%, 04/01/23 (c) (d) (e)	2,950	2,775
Univision Communications Inc.
5.13%, 05/15/23 (b)	1,750	1,676
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	955	980
VTR Finance BV
6.88%, 01/15/24 (b)	2,000	2,034
Windstream Corp.
7.75%, 10/15/20	1,000	729
		70,914
Consumer Discretionary 7.8%
Altice SA
7.75%, 05/15/22 (b) (c)	4,250	4,126
Argos Merger Sub Inc.
7.13%, 03/15/23 (b)	900	646
AV Homes Inc.
6.63%, 05/15/22	3,500	3,615
Beazer Homes USA Inc.
7.25%, 02/01/23 (d)	2,500	2,475
Carvana Co.
8.88%, 10/01/23 (b)	1,500	1,507
CCM Merger Inc.
6.00%, 03/15/22 (d) (e)	400	409
CEC Entertainment Inc.
8.00%, 02/15/22 (d)	500	458
	Shares/Par[1]	Value ($)
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (d) (e)	750	808
Golden Nugget Inc.
6.75%, 10/15/24 (b)	4,850	4,919
KGA Escrow LLC
7.50%, 08/15/23 (b)	2,300	2,386
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,525
MGM Resorts International
6.63%, 12/15/21	2,000	2,120
7.75%, 03/15/22	900	986
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (b) (c)	2,025	1,332
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (b)	3,100	3,166
NVA Holdings Inc.
6.88%, 04/01/26 (b)	750	749
PF Chang's China Bistro Inc.
10.25%, 06/30/20 (c) (d) (e)	2,500	2,423
Pinnacle Entertainment Inc.
5.63%, 05/01/24	2,000	2,112
Scientific Games International Inc.
10.00%, 12/01/22	3,750	3,973
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	1,000	1,086
Tempur Sealy International Inc.
5.63%, 10/15/23	4,000	3,984
Viking Cruises Ltd.
6.25%, 05/15/25 (d) (e)	1,000	1,005
Williams Scotsman International Inc.
7.88%, 12/15/22 (d) (e)	1,700	1,756
		47,566
Consumer Staples 1.6%
Clearwater Seafoods Inc.
6.88%, 05/01/25 (d) (e)	875	845
Dean Foods Co.
6.50%, 03/15/23 (b) (c)	4,500	4,240
First Quality Finance Co. Inc.
4.63%, 05/15/21 (b)	2,500	2,497
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	2,325	2,191
		9,773
Energy 11.7%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,063
Calfrac Holdings LP
8.50%, 06/15/26 (b)	2,100	1,960
California Resources Corp.
8.00%, 12/15/22 (b) (c)	1,250	1,193
Calumet Specialty Products Partners LP
6.50%, 04/15/21	2,500	2,494
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	434	435
Chesapeake Energy Corp.
8.00%, 12/15/22 (b)	413	433
8.00%, 06/15/27 (c)	1,000	1,020
CITGO Holding Inc.
10.75%, 02/15/20 (b)	2,750	2,920
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	2,250	2,327
Denbury Resources Inc.
9.00%, 05/15/21 (b)	2,250	2,434
7.50%, 02/15/24 (b)	800	825
Ensco Plc
8.00%, 01/31/24 (c)	1,250	1,265
EP Energy LLC
8.00%, 11/29/24 (b) (c)	2,500	2,522
Exterran Partners LP
6.00%, 04/01/21	2,001	2,010
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	2,125	2,147
Hilcorp Energy I LP
5.00%, 12/01/24 (b)	1,025	1,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Jones Energy Holdings LLC
6.75%, 04/01/22 (c)	2,000	1,198
MEG Energy Corp.
6.38%, 01/30/23 (b)	1,250	1,137
Murphy Oil Corp.
5.75%, 08/15/25	4,000	4,066
Murphy Oil USA Inc.
6.00%, 08/15/23 (c)	2,575	2,652
Nabors Industries Inc.
5.50%, 01/15/23	1,875	1,848
Newfield Exploration Co.
5.75%, 01/30/22	2,000	2,095
Oasis Petroleum Inc.
6.88%, 03/15/22	947	965
Oceaneering International Inc.
4.65%, 11/15/24	2,500	2,431
Pacific Drilling First Lien Escrow Issuer Ltd.
8.38%, 10/01/23 (b)	425	439
Parker Drilling Co.
6.75%, 07/15/22 (c)	1,000	789
Peabody Energy Corp.
6.00%, 03/31/22 (b)	700	711
Rose Rock Midstream LP
5.63%, 07/15/22	2,500	2,481
Sanchez Energy Corp.
7.75%, 06/15/21	1,000	703
7.25%, 02/15/23 (b) (c)	500	492
SESI LLC
7.13%, 12/15/21	3,750	3,806
Summit Midstream Holdings LLC
5.50%, 08/15/22	1,000	999
Sunoco LP
4.88%, 01/15/23 (b)	3,000	2,972
Transocean Inc.
8.38%, 12/15/21 (g)	1,000	1,075
Weatherford International Ltd.
7.75%, 06/15/21 (c)	3,000	2,976
4.50%, 04/15/22 (c)	3,750	3,281
Welltec AS
9.50%, 12/01/22 (b)	4,875	5,072
		71,236
Financials 11.2%
Ally Financial Inc.
4.13%, 02/13/22	3,500	3,492
Alpha 2 BV
9.50%, 06/01/23 (b) (h)	1,900	1,929
Altice Financing SA
6.63%, 02/15/23 (b)	2,250	2,270
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (b)	1,000	1,025
Cemex Finance LLC
6.00%, 04/01/24 (d) (e)	750	774
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,027
7.38%, 03/15/23	2,044	2,146
CSTN Merger Sub Inc.
6.75%, 08/15/24 (b)	1,000	1,001
DAE Funding LLC
4.50%, 08/01/22 (b)	1,250	1,222
5.00%, 08/01/24 (b)	1,750	1,725
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b) (c)	3,000	3,218
DJO Finance LLC
10.75%, 04/15/20 (d)	1,050	1,042
goeasy Ltd.
7.88%, 11/01/22 (b)	1,050	1,094
Grinding Media Inc.
7.38%, 12/15/23 (b)	3,000	3,121
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (b)	900	865
Icahn Enterprises LP
6.00%, 08/01/20	2,025	2,061
5.88%, 02/01/22	700	709
6.25%, 02/01/22	2,775	2,848
	Shares/Par[1]	Value ($)
Intelsat Connect Finance SA
9.50%, 02/15/23 (b)	950	947
Intesa Sanpaolo SpA
3.13%, 07/14/22 (b)	2,200	2,042
Jefferies Finance LLC
7.38%, 04/01/20 (b)	2,275	2,312
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	4,060	4,076
Navient Corp.
5.88%, 03/25/21	5,000	5,127
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	1,425	1,393
Nielsen Finance LLC
5.00%, 04/15/22 (b)	2,000	1,950
Oxford Finance LLC
6.38%, 12/15/22 (b)	1,500	1,535
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,091
SLM Corp.
5.50%, 01/25/23	1,500	1,497
Solera LLC
10.50%, 03/01/24 (b)	2,850	3,123
Springleaf Finance Corp.
6.13%, 05/15/22	1,125	1,159
5.63%, 03/15/23	4,500	4,483
Travelport Corporate Finance Plc
6.00%, 03/15/26 (b)	900	914
Virgin Media Secured Finance Plc
5.25%, 01/15/21	3,000	3,078
		68,296
Health Care 8.4%
Community Health Systems Inc.
8.00%, 11/15/19	2,000	1,941
6.25%, 03/31/23	2,300	2,191
Elanco Animal Health Inc.
4.27%, 08/28/23 (b)	1,525	1,530
Endo Finance LLC
7.25%, 01/15/22 (b) (f)	2,500	2,437
5.88%, 10/15/24 (b) (c)	1,525	1,540
HCA Inc.
6.50%, 02/15/20	4,000	4,162
5.88%, 05/01/23	4,500	4,740
5.38%, 02/01/25	1,300	1,328
Horizon Pharma Inc.
6.63%, 05/01/23	1,000	1,022
8.75%, 11/01/24 (b)	250	267
Lifepoint Health Inc.
5.88%, 12/01/23	1,500	1,565
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b)	750	745
5.75%, 08/01/22 (b) (c)	2,000	1,843
5.63%, 10/15/23 (b) (c)	1,000	885
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,502
Tenet Healthcare Corp.
4.75%, 06/01/20	2,000	2,020
4.38%, 10/01/21	2,250	2,240
7.50%, 01/01/22 (b)	1,000	1,045
8.13%, 04/01/22	750	790
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	4,000	3,561
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,514
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (b)	4,000	3,850
7.00%, 03/15/24 (b)	5,000	5,287
		51,005
Industrials 7.9%
BBA US Holdings Inc.
5.38%, 05/01/26 (b)	275	276
Bombardier Inc.
8.75%, 12/01/21 (b)	1,000	1,106
6.00%, 10/15/22 (b)	4,000	4,009

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Engility Corp.
8.88%, 09/01/24 (d)	2,000	2,179
Fly Leasing Ltd.
6.38%, 10/15/21 (d)	3,045	3,142
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (b)	2,200	2,186
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,874
Herc Rentals Inc.
7.50%, 06/01/22 (b)	2,450	2,590
Hertz Corp.
5.88%, 10/15/20	4,375	4,365
Manitowoc Co. Inc.
12.75%, 08/15/21 (b)	2,250	2,462
Mobile Mini Inc.
5.88%, 07/01/24 (d)	1,925	1,952
Monitronics International Inc.
9.13%, 04/01/20 (c)	2,325	1,744
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (b)	950	959
NMG Finco Plc
5.75%, 08/01/22 (b)	3,950	3,881
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	2,500	2,534
5.50%, 02/15/24 (b)	1,000	1,023
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	1,250	1,339
TransDigm Inc.
6.00%, 07/15/22	3,000	3,048
Tutor Perini Corp.
6.88%, 05/01/25 (b) (c)	975	1,004
United Continental Holdings Inc.
4.25%, 10/01/22	4,500	4,457
		48,130
Information Technology 6.9%
Advanced Micro Devices Inc.
7.00%, 07/01/24	3,250	3,441
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	2,500	2,552
Cardtronics Inc.
5.13%, 08/01/22	3,250	3,197
5.50%, 05/01/25 (b)	1,000	960
EIG Investors Corp.
10.88%, 02/01/24 (d)	2,500	2,729
EMC Corp.
2.65%, 06/01/20	1,000	981
First Data Corp.
7.00%, 12/01/23 (b)	3,500	3,644
5.75%, 01/15/24 (b)	1,500	1,522
Inception Merger Sub Inc.
8.63%, 11/15/24 (b) (c)	3,000	2,920
Infor Software Parent LLC
7.88%, 05/01/21 (b) (h)	3,250	3,291
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,445
5.45%, 12/15/24 (f)	3,550	3,495
j2 Cloud Services LLC
6.00%, 07/15/25 (b)	2,050	2,107
NCR Corp.
5.00%, 07/15/22	1,250	1,239
Open Text Corp.
5.88%, 06/01/26 (b)	2,000	2,064
Plantronics Inc.
5.50%, 05/31/23 (b)	1,000	999
Project Homestake Merger Corp.
8.88%, 03/01/23 (b) (c)	1,250	1,181
Sabre GLBL Inc.
5.38%, 04/15/23 (b)	1,000	1,006
5.25%, 11/15/23 (b)	1,750	1,752
Seagate HDD Cayman
4.75%, 06/01/23	1,250	1,248
		41,773
	Shares/Par[1]	Value ($)
Materials 5.2%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	2,000	2,121
ARD Finance SA
7.88%, 09/15/23 (h)	3,200	3,234
Building Materials Corp. of America
5.38%, 11/15/24 (b)	2,000	1,995
Cemex SAB de CV
7.75%, 04/16/26 (b)	2,000	2,187
CF Industries Inc.
3.45%, 06/01/23 (c)	1,250	1,207
Chemours Co.
6.63%, 05/15/23	1,000	1,046
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	1,982
3.55%, 03/01/22	4,050	3,938
Hi-Crush Partners LP
9.50%, 08/01/26 (b) (c)	1,250	1,162
Huntsman International LLC
5.13%, 11/15/22	2,500	2,578
New Gold Inc.
6.25%, 11/15/22 (b)	1,525	1,334
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	1,300	1,252
Perstorp Holding AB
8.50%, 06/30/21 (b)	1,064	1,114
PQ Corp.
6.75%, 11/15/22 (b)	1,000	1,040
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	2,750	2,733
Schweitzer-Mauduit International Inc.
6.88%, 10/01/26 (b)	1,575	1,610
Starfruit Finco BV
8.00%, 10/01/26 (b)	850	863
		31,396
Real Estate 1.1%
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (b)	750	734
iStar Inc.
4.63%, 09/15/20	2,300	2,300
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,794
		6,828
Utilities 1.5%
Calpine Corp.
5.88%, 01/15/24 (b)	2,000	2,018
Dynegy Inc.
7.38%, 11/01/22	3,000	3,120
NRG Energy Inc.
6.25%, 07/15/22	250	258
Talen Energy Supply LLC
9.50%, 07/15/22 (b) (c)	3,725	3,704
		9,100
Total Corporate Bonds And Notes (cost $456,065)		456,017
SENIOR LOAN INTERESTS 19.5%
Communication Services 0.9%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (i)	238	236
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (i)	226	227
ION Media Networks Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 12/18/20 (i)	404	405
Maxar Technologies Ltd.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 07/07/24 (i)	347	341
SBA Senior Finance II LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 03/26/25 (i)	602	603
Speedcast International Ltd.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 05/03/25 (i)	439	436

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Incremental Term Loan B, 0.00%, (3M LIBOR + 2.75%), 05/20/25 (i) (j)	183	182
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (i)	220	221
Syniverse Holdings Inc.
1st Lien Term Loan, 7.15%, (3M LIBOR + 5.00%), 02/09/23 (i)	523	524
Triple Point Technology Inc.
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.25%), 07/10/20 (i)	1,091	969
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 12/15/23 (d) (i)	488	490
1st Lien Term Loan, 8.00%, (3M Prime Rate + 3.00%), 12/16/23 (d) (i)	1	1
Virgin Media Bristol LLC
Term Loan K, 4.66%, (3M LIBOR + 2.50%), 02/10/26 (i)	428	429
		5,064
Consumer Discretionary 5.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (i)	433	434
Academy Ltd.
Term Loan B, 6.10%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (i)	148	115
Advantage Sales & Marketing Inc.
1st Lien Term Loan , 5.33%, (3M LIBOR + 3.25%), 07/11/21 (i)	190	175
Incremental Term Loan B, 5.33%, (3M LIBOR + 3.25%), 07/23/21 (i) (k)	68	63
Allied Universal Holdco LLC
Term Loan, 6.14%, (3M LIBOR + 3.75%), 07/28/22 (i)	311	306
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/10/25 (i) (j)	32	32
Term Loan , 6.33%, (3M LIBOR + 4.25%), 07/10/25 (i)	132	132
American Bath Group LLC
Term Loan B, 6.58%, (3M LIBOR + 4.25%), 09/30/23 (i)	1,421	1,435
American Tire Distributors Holdings Inc.
Term Loan, 6.64%, (1M LIBOR + 4.25%), 10/01/21 (i)	560	484
Anastasia Parent LLC
Term Loan B, 5.88%, (3M LIBOR + 3.75%), 08/03/25 (i)	439	436
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (i)	187	189
BC Equity Ventures LLC
Term Loan , 5.86%, (3M LIBOR + 3.75%), 08/22/25 (i)	432	430
BJ's Wholesale Club Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/03/24 (i) (j)	128	129
Boing US Holdco Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 09/20/24 (i)	459	461
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (i)	618	621
California Pizza Kitchen Inc.
Term Loan, 8.08%, (3M LIBOR + 6.00%), 12/31/22 (i)	1,065	1,033
Camelot UK Holdco Ltd.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/03/23 (i)	433	434
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (i)	795	796
Container Store Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 5.00%), 09/13/23 (d) (i) (j) (k)	276	278
	Shares/Par[1]	Value ($)
CSC Holdings LLC
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (i)	401	402
Dhanani Group Inc.
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 06/22/25 (i)	400	400
Dynacast International LLC
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (i)	612	614
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (i)	93	93
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (i)	124	125
Helix Gen Funding LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 03/02/24 (i)	163	153
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (i)	558	558
Kettle Cuisine LLC
Term Loan, 5.73%, (3M LIBOR + 3.75%), 08/22/25 (d) (i)	903	903
Lakeland Tours LLC
1st Lien Term Loan B, 6.33%, (3M LIBOR + 4.00%), 12/06/24 (i)	124	125
Las Vegas Sands LLC
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/27/25 (i)	436	435
Learning Care Group Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/13/25 (i)	35	35
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/13/25 (i)	292	293
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 03/13/25 (i)	73	73
LifeMiles Ltd.
Term Loan B, 7.81%, (3M LIBOR + 5.50%), 08/17/22 (d) (i)	969	981
Meredith Corp.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/08/25 (i)	500	503
Mister Car Wash Holdings Inc.
Term Loan B, 5.70%, (3M LIBOR + 3.25%), 08/20/21 (i)	448	449
Mohegan Tribal Gaming Authority
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 10/30/23 (i) (j)	323	305
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (i)	276	259
Neiman Marcus Group Inc.
Term Loan, 5.37%, (1M LIBOR + 3.25%), 10/25/20 (i)	257	239
Next Level Apparel Inc.
Term Loan, 8.17%, (3M LIBOR + 6.00%), 06/26/24 (d) (i) (k)	744	733
Numericable Group SA
Term Loan B-12, 5.85%, (3M LIBOR + 3.6875%), 01/31/26 (i)	167	165
NVA Holdings Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 01/31/25 (i)	653	651
P.F. Chang's China Bistro Inc.
Term Loan B, 7.45%, (3M LIBOR + 5.00%), 08/18/22 (i)	2	2
Term Loan B, 7.67%, (3M LIBOR + 5.00%), 08/18/22 (i)	765	763
Packers Holdings LLC
Term Loan B, 5.38%, (3M LIBOR + 3.25%), 11/03/24 (i)	451	450
Paradigm Acquisition Corp.
1st Lien Term Loan, 6.70%, (3M LIBOR + 4.25%), 10/06/24 (i)	865	865
PetSmart Inc.
Term Loan B-2, 5.12%, (3M LIBOR + 3.00%), 03/11/22 (i)	141	123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
PlayPower Inc.
1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 06/23/21 (d) (i) (k)	1,709	1,718
Pre-Paid Legal Services Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 04/02/22 (i)	526	529
Quidditch Acquisition Inc.
Term Loan B, 9.17%, (3M LIBOR + 7.00%), 03/15/25 (d) (i)	652	661
Rentpath Inc.
Term Loan, 7.00%, (3M LIBOR + 4.75%), 12/17/21 (i)	1,463	1,278
Restaurant Technologies Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/24/25 (i) (j)	123	124
Rodan & Fields LLC
Term Loan B, 6.16%, (3M LIBOR + 4.00%), 06/07/25 (i)	411	415
Term Loan B, 8.00%, (3M Prime Rate + 3.00%), 06/07/25 (i)	1	1
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (i)	84	84
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (i)	351	350
SHO Holding I Corp.
Term Loan, 7.34%, (3M LIBOR + 5.00%), 10/27/22 (d) (i) (k)	1,470	1,382
Shutterfly Inc.
Term Loan B-2, 4.83%, (3M LIBOR + 2.75%), 08/17/24 (i)	594	595
Spin Holdco Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 11/14/22 (i)	398	399
Staples Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 08/09/24 (i) (j)	130	130
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (i)	305	305
Strategic Partners Inc.
Term Loan, 5.83%, (3M LIBOR + 3.75%), 06/09/23 (d) (i) (k)	719	721
TGP Holdings III LLC
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 09/21/24 (i)	800	779
2nd Lien Term Loan, 10.83%, (3M LIBOR + 8.50%), 09/16/25 (i)	210	207
TMK Hawk Parent Corp.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 09/11/24 (i)	597	588
Tribune Media Co.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 12/27/20 (i)	14	14
Term Loan C, 5.08%, (3M LIBOR + 3.00%), 01/20/24 (i)	174	174
TruGreen Ltd. Partnership
Term Loan, 6.13%, (3M LIBOR + 4.00%), 05/07/23 (i)	327	330
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (i)	125	121
Varsity Brands Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/07/24 (i)	332	332
Vivid Seats Ltd.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (i)	552	549
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 05/11/25 (i)	802	800
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/29/25 (i)	528	530
		31,796
Consumer Staples 0.3%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/19/25 (i) (j)	100	101
	Shares/Par[1]	Value ($)
Albertsons LLC
Term Loan B-4, 4.83%, (3M LIBOR + 2.75%), 08/25/21 (i)	206	206
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (i)	295	297
CHG PPC Parent LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (d) (i)	478	478
PFS Holding Corp.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 01/31/21 (i)	974	547
2nd Lien Term Loan, 9.33%, (3M LIBOR + 7.25%), 01/31/22 (i)	751	109
Shearer's Foods Inc.
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.25%), 06/30/21 (i)	240	238
		1,976
Energy 0.7%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (i)	92	93
Term Loan, 12.44%, (3M LIBOR + 10.375%), 08/05/23 (i)	84	93
Eastern Power LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 10/02/23 (i)	432	431
Grizzly Acquisitions Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 10/01/25 (i) (j)	123	123
Keane Group Holdings LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/15/25 (d) (i) (j) (k)	218	215
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (i)	568	559
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (i)	454	450
MEG Energy Corp.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/31/23 (i)	36	36
MHVC Acquisitiion Corp.
Term Loan, 7.59%, (3M LIBOR + 5.25%), 04/23/24 (i)	527	524
MHVC Acquisition Corp.
Term Loan, 0.00%, (3M LIBOR + 5.25%), 04/23/24 (d) (i) (j)	195	194
Murray Energy Corp.
Term Loan B-2, 9.33%, (3M LIBOR + 7.25%), 10/17/22 (i)	151	138
P2 Upstream Acquisition Co.
1st Lien Term Loan, 6.35%, (3M LIBOR + 4.00%), 10/30/20 (i)	125	124
PowerTeam Services LLC
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 02/28/25 (i)	232	232
Seadrill Partners Finco LLC
Term Loan B, 0.00%, (3M LIBOR + 6.00%), 02/12/21 (i) (j)	216	205
U.S. Silica Co.
Term Loan B, 6.25%, (3M LIBOR + 4.00%), 04/12/25 (i)	639	625
		4,042
Financials 2.9%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (i)	636	638
Alera Group Holdings Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.5%), 07/26/25 (i)	100	101
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (i)	500	496
AqGen Ascensus Inc.
Term Loan, 5.67%, (3M LIBOR + 3.50%), 12/05/22 (i)	603	605

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 5.58%, (3M LIBOR + 3.50%), 12/15/22 (i) (k)	10	10
Incremental Term Loan, 5.67%, (3M LIBOR + 3.50%), 12/15/22 (i)	43	43
ASP MCS Acquisition Corp.
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 05/09/24 (d) (i)	548	461
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (i)	851	853
Asurion LLC
Term Loan B-7, 5.08%, (3M LIBOR + 3.00%), 11/15/24 (i)	525	528
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (i)	535	549
Belron Finance US LLC
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 11/15/24 (d) (i)	598	601
Capri Finance LLC
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 10/04/24 (i)	601	598
CRCI Longhorn Holdings Inc.
1st Lien Term Loan, 5.62%, (3M LIBOR + 3.50%), 08/02/25 (i)	198	198
Crown Finance US Inc.
Term Loan, 4.58%, (3M LIBOR + 2.50%), 02/05/25 (i)	683	682
DTZ US Borrower LLC
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 08/15/25 (i)	656	657
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (i)	602	607
EIG Management Co. LLC
Term Loan B, 6.06%, (3M LIBOR + 3.75%), 01/30/25 (i)	625	630
Franklin Square Holdings LP
Term Loan B, 4.62%, (3M LIBOR + 2.50%), 07/26/25 (i)	123	124
Genworth Financial Inc.
Term Loan, 6.65%, (3M LIBOR + 4.50%), 02/22/23 (i)	431	440
GK Holdings Inc.
1st Lien Term Loan, 8.33%, (3M LIBOR + 6.00%), 01/29/21 (i)	1,469	1,353
IG Investment Holdings LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 05/14/25 (i)	372	374
Ineos US Finance LLC
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 03/31/24 (i)	280	280
Institutional Shareholder Services Inc.
2nd Lien Term Loan, 10.09%, (3M LIBOR + 7.75%), 08/06/24 (d) (i) (k)	150	151
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 09/20/24 (i)	568	569
Delayed Draw Term Loan, 6.08%, (3M LIBOR + 3.75%), 10/04/24 (i)	52	52
Delayed Draw Term Loan, 7.75%, (3M LIBOR + 3.75%), 10/04/24 (i)	—	—
iStar Inc.
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/30/20 (i)	110	110
Term Loan B, 4.92%, (3M LIBOR + 2.75%), 06/30/20 (i)	110	110
Jane Street Group LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/25/22 (i)	646	648
Kingpin Intermediate Holdings LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 07/03/24 (i)	522	525
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.24%, (3M LIBOR + 5.00%), 04/04/25 (i)	181	183
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (i)	110	106
	Shares/Par[1]	Value ($)
Resolute Investment Managers Inc.
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.50%), 04/30/23 (d) (i) (k)	226	228
RSC Acquisition Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 11/30/22 (i)	2	2
1st Lien Term Loan, 6.75%, (3M LIBOR + 4.25%), 11/30/22 (i)	1,130	1,123
StepStone Group LP
Term Loan B, 6.07%, (3M LIBOR + 4.00%), 03/14/25 (d) (i) (k)	1,373	1,380
Travelport Finance Lux SARL
Term Loan B, 4.81%, (3M LIBOR + 2.50%), 03/16/25 (i)	217	217
UPC Financing Partnership
Term Loan AR, 4.66%, (3M LIBOR + 2.50%), 01/15/26 (i)	336	335
Valet Waste Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/20/25 (d) (i) (j) (k)	814	816
		17,383
Health Care 2.4%
ADMI Corp.
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 04/06/24 (i)	532	534
Affordable Care Holding Corp.
1st Lien Term Loan, 6.92%, (3M LIBOR + 4.75%), 10/24/22 (d) (i) (k)	441	442
Albany Molecular Research Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 08/08/24 (i)	453	454
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (i)	260	251
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (i)	485	489
ATI Holdings Acquisition Inc.
Term Loan, 5.65%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (d) (i)	448	450
Beaver-Visitec International Inc.
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 08/25/23 (d) (i) (k)	638	639
BioClinica Inc.
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.25%), 10/06/23 (i)	960	909
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (i)	13	13
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (i)	22	23
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.25%), 01/27/21 (i)	150	148
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.00%), 02/01/25 (i)	410	410
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/09/25 (i) (j)	31	31
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 05/09/25 (i)	318	320
1st Lien Delayed Draw Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/01/25 (i)	20	20
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (i)	452	455
Envision Healthcare Corp.
1st Lien Term Loan, 2.00%, (3M LIBOR + 3.75%), 09/27/25 (i)	392	390
ExamWorks Group Inc.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 07/27/23 (i)	524	527
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (i)	422	427

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Heartland Dental LLC
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.75%), 04/17/25 (i)	180	180
HLF Financing SARL
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 08/11/25 (i)	179	180
Ivory Merger Sub Inc.
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 03/08/25 (i)	606	601
Mallinckrodt International Finance SA
Term Loan B, 5.52%, (3M LIBOR + 3.00%), 02/24/25 (i)	376	376
MedPlast Holdings Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 06/26/25 (i)	264	267
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (i)	251	252
NMSC Holdings Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/11/23 (d) (i)	303	305
Onex Carestream Finance LP
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 06/07/19 (i)	432	432
Parexel International Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 08/06/24 (i)	403	400
Pearl Intermediate Parent LLC
Delayed Draw Term Loan, 4.91%, (3M LIBOR + 2.75%), 02/01/25 (i)	31	30
1st Lien Term Loan, 4.92%, (3M LIBOR + 2.75%), 02/01/25 (i)	378	373
Premise Health Holding Corp.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/25/25 (i) (j)	10	10
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/25/25 (i) (j)	132	132
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 10/17/23 (i)	525	528
Professional Physical Therapy
Term Loan, 0.00%, 12/16/22 (d) (k) (l) (m)	1,481	1,296
Prospect Medical Holdings Inc.
Term Loan B, 7.63%, (3M LIBOR + 5.50%), 02/12/24 (i)	505	510
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (i)	198	199
Surgery Center Holdings Inc.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 06/18/24 (i)	218	218
Syneos Health Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/25/24 (i)	370	371
Tecomet Inc.
Term Loan, 5.62%, (3M LIBOR + 3.50%), 04/18/24 (i)	420	421
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (i)	640	645
		14,658
Industrials 1.9%
American Airlines Inc.
Term Loan B, 3.98%, (3M LIBOR + 1.75%), 06/11/25 (i)	314	307
APX Group Inc.
Term Loan B, 7.32%, (3M LIBOR + 5.00%), 03/31/24 (d) (i)	437	434
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (i)	873	875
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (i)	97	97
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (i)	2	2
	Shares/Par[1]	Value ($)
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (i)	503	506
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (i)	325	329
CareerBuilder LLC
Term Loan, 9.08%, (3M LIBOR + 6.75%), 08/27/23 (i)	195	195
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 01/31/25 (i)	436	435
Incremental Term Loan, 5.08%, (3M LIBOR + 3.00%), 02/03/25 (i)	45	45
EAB Global Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (d) (i) (k)	468	459
Edward Don & Co. LLC
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/25/25 (i)	592	592
Emerald Expositions Holding Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 05/22/24 (i)	619	622
Engility Corp.
Term Loan B-2, 4.83%, (3M LIBOR + 2.75%), 08/12/23 (i)	512	513
Global Appliance Inc.
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/03/24 (d) (i)	224	214
Keyw Corp.
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.50%), 04/17/24 (i)	511	513
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (i)	412	415
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (i)	433	435
SMG Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 01/11/25 (i)	399	401
SRP Cos. Inc.
Delayed Draw Term Loan, 8.81%, (3M LIBOR + 6.50%), 09/13/23 (d) (i) (k)	101	100
Delayed Draw Term Loan, 8.83%, (3M LIBOR + 6.50%), 09/13/23 (d) (i) (k)	74	74
Delayed Draw Term Loan, 8.84%, (3M LIBOR + 6.50%), 09/13/23 (d) (i) (k)	102	101
Delayed Draw Term Loan, 10.50%, (3M Prime Rate + 5.50%), 09/13/23 (d) (i) (k)	1	1
Term Loan, 8.81%, (3M LIBOR + 6.50%), 09/22/23 (d) (i) (k)	295	293
Term Loan, 8.83%, (3M LIBOR + 6.50%), 09/22/23 (d) (i) (k)	997	992
Term Loan, 10.50%, (3M Prime Rate + 5.50%), 09/22/23 (d) (i) (k)	3	3
SRS Distribution Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.25%), 05/19/25 (i)	659	654
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (i)	529	514
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (i)	434	435
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (i)	514	517
XPO Logistics Inc.
Term Loan B, 4.23%, (3M LIBOR + 2.00%), 02/23/25 (i)	652	655
		11,728
Information Technology 2.8%
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (i)	200	200
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (i)	585	578

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ascend Learning LLC
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/29/24 (i)	449	449
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (i)	325	326
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (i)	430	433
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (i)	382	384
Compuware Corp.
Term Loan B, 5.71%, (3M LIBOR + 3.50%), 08/25/25 (i)	142	143
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (i)	798	800
Dynatrace LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/02/25 (i) (j)	37	37
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (i)	328	330
Epicor Software Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 06/01/22 (i)	584	585
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (i) (j)	427	426
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (i)	894	895
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (i)	449	443
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (i)	177	175
IG Investment Holdings LLC
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 05/14/25 (i)	265	267
Marketo Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 01/30/25 (i)	437	437
Mediaocean LLC
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.25%), 08/04/22 (i)	232	232
MH Sub I LLC
1st Lien Term Loan, 5.92%, (3M LIBOR + 3.75%), 08/09/24 (i)	486	490
Microchip Technology Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 05/16/25 (i)	283	283
Navicure Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.75%), 11/01/24 (i) (j)	113	113
1st Lien Term Loan B, 5.83%, (3M LIBOR + 3.75%), 11/01/24 (i)	294	295
Netsmart Technologies Inc.
Term Loan D-1, 5.83%, (3M LIBOR + 3.75%), 04/19/23 (i)	588	591
NeuStar Inc.
Term Loan B-4, 5.57%, (3M LIBOR + 3.50%), 08/08/24 (i)	463	463
Omnitracs Inc.
Term Loan B, 5.12%, (3M LIBOR + 2.75%), 03/13/25 (i)	515	512
Plantronics Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 06/01/25 (i)	412	414
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (i)	562	562
PSAV Holdings LLC
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 02/23/25 (i)	62	62
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 02/23/25 (i)	161	160
	Shares/Par[1]	Value ($)
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (i)	672	671
Red Ventures LLC
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 10/31/24 (i)	628	635
Riverbed Technology Inc.
Term Loan, 5.33%, (3M LIBOR + 3.25%), 04/22/22 (i)	298	297
Sabre GLBL Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 02/22/24 (i)	585	587
Skillsoft Corp.
1st Lien Term Loan, 6.99%, (1M LIBOR + 4.75%), 04/22/21 (i)	103	98
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (i)	627	630
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (i)	143	143
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (i)	368	368
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 04/15/25 (i) (j)	106	106
TriTech Software Systems
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/16/25 (i)	389	391
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (i)	308	310
VT Buyer Acquisition Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 08/02/25 (i) (j)	43	44
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 08/02/25 (i)	174	174
Web.com Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (i) (j)	439	441
Weld North Education LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 02/08/25 (d) (i)	562	566
WEX Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 06/30/24 (i)	629	630
		17,176
Materials 2.0%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 12/07/23 (i)	240	215
1st Lien Term Loan, 4.91%, (1M LIBOR + 2.75%), 12/07/23 (i)	403	361
2nd Lien Term Loan, 9.91%, (3M LIBOR + 7.75%), 11/22/24 (i)	214	140
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (i)	847	857
Berlin Packaging LLC
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 11/01/25 (i)	94	94
1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 11/01/25 (i)	457	457
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.00%), 11/01/25 (i)	63	63
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (i) (j)	218	219
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/25 (i)	217	218
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (i)	342	342
Consolidated Container Co. LLC
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (i)	594	595

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CPG International Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/03/24 (i)	446	449
Emerald Performance Materials LLC
1st Lien Term Loan, 5.58%, (1M LIBOR + 3.50%), 07/23/21 (i)	491	494
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.00%), 12/15/23 (i)	579	579
Incremental Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/20/25 (i)	44	44
GrafTech Finance Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 02/01/25 (d) (i)	643	647
GYP Holdings III Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 05/15/25 (i)	406	405
H.B. Fuller Co.
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 10/11/24 (i)	593	592
KMG Chemicals Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 06/11/24 (i)	111	111
Loparex Holding BV
Term Loan, 6.58%, (3M LIBOR + 4.25%), 03/29/25 (i)	260	263
MacDermid Inc.
Term Loan B-7, 4.58%, (3M LIBOR + 2.50%), 06/07/20 (i)	279	280
Term Loan B-6, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (i)	4	4
PLZ Aeroscience Corp.
Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/31/22 (i)	426	427
Term Loan, 5.84%, (3M LIBOR + 3.50%), 07/31/22 (i)	28	28
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (i)	458	458
Prince Minerals Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 03/20/25 (i)	171	166
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (i)	656	653
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (i) (j) (k)	194	194
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (i)	399	402
2nd Lien Term Loan, 10.81%, (3M LIBOR + 8.50%), 06/18/26 (i) (k)	340	335
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (i) (j)	645	648
Tank Holding Corp.
Term Loan B, 5.60%, (3M LIBOR + 3.50%), 03/16/22 (i)	177	177
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 03/16/22 (i)	30	30
Term Loan B, 6.01%, (3M LIBOR + 3.50%), 03/22/22 (i)	19	19
Univar Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 07/01/24 (i)	478	479
Wheel Pros LLC
1st Lien Term Loan, 6.87%, (3M LIBOR + 4.75%), 04/04/25 (i)	836	822
		12,267
Real Estate 0.3%
Capital Automotive LP
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (d) (i)	550	561
Iron Mountain Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/02/26 (i)	229	226
	Shares/Par[1]	Value ($)
Realogy Group LLC
Term Loan B, 4.40%, (3M LIBOR + 2.25%), 01/25/25 (i)	399	399
VICI Properties 1 LLC
Term Loan B, 4.21%, (3M LIBOR + 2.00%), 12/13/24 (i)	614	614
		1,800
Utilities 0.1%
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (i)	600	600
Total Senior Loan Interests (cost $120,364)		118,490
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (k) (l) (n)	3,600	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 10.4%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (o) (p)	29,800	29,800
Securities Lending Collateral 5.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (o) (p)	33,733	33,733
Total Short Term Investments (cost $63,533)		63,533
Total Investments 104.8% (cost $639,962)		638,040
Other Assets and Liabilities, Net (4.8)%		(29,121)
Total Net Assets 100.0%		608,919

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $197,548 and 32.4%, respectively.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Non-income producing security.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Contingent distributions represent the right to receive additional distributions, if any,

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	409	0.1
Cemex Finance LLC, 6.00%, 04/01/24	03/20/18	776	774	0.1
Clearwater Seafoods Inc., 6.88%, 05/01/25	04/24/17	898	845	0.1
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24	05/31/17	765	808	0.1
PF Chang's China Bistro Inc., 10.25%, 06/30/20	08/10/17	2,500	2,423	0.4
Salem Media Group Inc., 6.75%, 06/01/24	05/12/17	1,078	966	0.2
Townsquare Media Inc., 6.50%, 04/01/23	03/23/17	2,939	2,775	0.4
Viking Cruises Ltd., 6.25%, 05/15/25	09/14/16	947	1,005	0.2
Williams Scotsman International Inc., 7.88%, 12/15/22	11/22/17	1,773	1,756	0.3
		12,076	11,761	1.9

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

AqGen Ascensus Inc – Delayed Draw Term Loan*	26	—
Dental Corp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	87	1
DG Investment Intermediate Holdings 2 Inc. – Delayed Draw Term Loan	47	—
Heartland Dental, LLC – Delayed Draw Term Loan	58	—
Pearl Intermediate Parent LLC – Delayed Draw Term Loan	111	(1)
	329	—

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Communication Services 7.6%
Activision Blizzard Inc.	16	1,342
AH Belo Corp. - Class A	3	13
Alaska Communications Systems Group Inc. (a)	3	5
Alphabet Inc. - Class A (a)	6	7,228
Alphabet Inc. - Class C (a)	6	7,568
Altice USA Inc. - Class A	9	155
AMC Entertainment Holdings Inc. - Class A (b)	6	130
AMC Networks Inc. - Class A (a) (b)	5	340
AT&T Inc.	347	11,642
ATN International Inc.	1	97
Boingo Wireless Inc. (a)	4	133
Cable One Inc.	1	595
Cambium Learning Group Inc. (a)	3	37
Cars.com Inc. (a)	9	251
CBS Corp. - Class A	—	12
CBS Corp. - Class B	15	858
CenturyLink Inc.	64	1,349
Charter Communications Inc. - Class A (a)	8	2,537
Cincinnati Bell Inc. (a)	4	71
Cinemark Holdings Inc.	14	567
Clear Channel Outdoor Holdings Inc. - Class A	5	31
Cogent Communications Group Inc.	5	259
Comcast Corp. - Class A	214	7,567
comScore Inc. (a)	1	21
Consolidated Communications Holdings Inc. (b)	8	109
DHI Group Inc. (a)	—	—
Discovery Inc. - Class A (a) (b)	12	394
Discovery Inc. - Class C (a)	24	724
DISH Network Corp. - Class A (a)	9	336
Electronic Arts Inc. (a)	9	1,058
Emerald Expositions Events Inc.	2	41
Entercom Communications Corp. - Class A (b)	13	106
Entravision Communications Corp. - Class A	6	27
EW Scripps Co. - Class A	8	128
Facebook Inc. - Class A (a)	69	11,341
Frontier Communications Corp. (b)	2	16
Gannett Co. Inc.	20	197
GCI Liberty Inc. - Class A (a)	9	476
Global Eagle Entertainment Inc. (a) (b)	6	16
Glu Mobile Inc. (a)	—	1
Graham Holdings Co.	—	236
Gray Television Inc. (a)	6	102
Harte-Hanks Inc. (a)	—	3
Houghton Mifflin Harcourt Co. (a)	8	55
IAC/InterActiveCorp. (a)	5	1,023
IDT Corp. - Class B	3	15
IMAX Corp. (a)	4	114
Infinera Corp. (a)	15	111
Interpublic Group of Cos. Inc.	23	528
Iridium Communications Inc. (a)	11	240
John Wiley & Sons Inc. - Class A	6	335
John Wiley & Sons Inc. - Class B	—	6
Liberty Braves Group - Class A (a)	—	10
Liberty Braves Group - Class C (a)	1	19
Liberty Broadband Corp. - Class A (a)	1	102
Liberty Broadband Corp. - Class C (a)	5	460
Liberty Media Group - Class A (a)	1	32
Liberty Media Group - Class C (a)	2	63
Liberty SiriusXM Group - Class A (a)	4	156
Liberty SiriusXM Group - Class C (a)	7	295
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	108
Lions Gate Entertainment Corp. - Class A	5	110
Lions Gate Entertainment Corp. - Class B (b)	6	133
Live Nation Inc. (a)	14	744
Madison Square Garden Co. - Class A (a)	1	386
Marchex Inc. - Class B	3	8
Marcus Corp.	2	93
Match Group Inc. (a) (b)	2	136
McClatchy Co. - Class A (a)	1	5
Meet Group Inc. (a)	6	31
Meredith Corp. (b)	4	195
	Shares/Par[1]	Value ($)
MSG Networks Inc. - Class A (a)	6	148
National CineMedia Inc.	5	58
New Media Investment Group Inc.	2	28
New York Times Co. - Class A (b)	8	189
News Corp. - Class A	16	211
News Corp. - Class B	7	101
NexStar Media Group Inc. - Class A	6	483
Omnicom Group Inc.	12	797
ORBCOMM Inc. (a)	6	61
QuinStreet Inc. (a)	2	32
Reading International Inc. - Class A (a)	2	29
Rosetta Stone Inc. (a)	2	32
Scholastic Corp.	3	163
Shenandoah Telecommunications Co.	9	358
Sinclair Broadcast Group Inc. - Class A	11	307
Sirius XM Holdings Inc. (b)	52	331
Snap Inc. - Class A (a) (b)	15	131
Spok Holdings Inc.	2	32
Sprint Corp. (a)	53	344
TechTarget Inc. (a)	2	41
Tegna Inc.	27	326
Telephone & Data Systems Inc.	9	285
T-Mobile US Inc. (a)	20	1,390
Townsquare Media Inc. - Class A	2	13
Travelzoo Inc. (a)	1	12
TripAdvisor Inc. (a) (b)	4	225
Tronc Inc. (a)	5	81
Twenty-First Century Fox Inc. - Class A	42	1,932
Twenty-First Century Fox Inc. - Class B	19	861
Twitter Inc. (a)	22	618
US Cellular Corp. (a)	2	106
Verizon Communications Inc.	179	9,534
Viacom Inc. - Class A	1	49
Viacom Inc. - Class B	39	1,314
Vonage Holdings Corp. (a)	18	248
Walt Disney Co.	56	6,507
World Wrestling Entertainment Inc. - Class A	3	258
XO Group Inc. (a)	2	62
Yelp Inc. - Class A (a)	6	303
Zayo Group Holdings Inc. (a)	21	729
Zedge Inc. - Class B (a)	1	1
Zillow Group Inc. - Class A (a)	4	163
Zillow Group Inc. - Class C (a) (b)	5	228
Zynga Inc. - Class A (a)	68	272
		93,025
Consumer Discretionary 14.3%
1-800-Flowers.com Inc. - Class A (a)	4	42
Aaron's Inc.	8	409
Abercrombie & Fitch Co. - Class A	9	195
Acushnet Holdings Corp.	4	123
Adient Plc	6	220
Adtalem Global Education Inc. (a)	6	277
Advance Auto Parts Inc.	5	779
Amazon.com Inc. (a)	18	35,868
American Axle & Manufacturing Holdings Inc. (a)	17	291
American Eagle Outfitters Inc.	23	566
American Outdoor Brands Corp. (a)	6	99
American Public Education Inc. (a)	2	63
America's Car-Mart Inc. (a)	1	76
Aptiv Plc	11	904
ARAMARK Corp.	19	829
Asbury Automotive Group Inc. (a)	3	213
Ascena Retail Group Inc. (a)	17	77
Ascent Capital Group Inc. - Class A (a)	1	3
At Home Group Inc. (a)	3	109
Autoliv Inc. (b)	6	550
AutoNation Inc. (a)	13	522
AutoZone Inc. (a)	1	621
AV Homes Inc. (a)	1	19
Barnes & Noble Education Inc. (a)	6	36
Barnes & Noble Inc.	6	35
Bassett Furniture Industries Inc.	—	11
Beazer Homes USA Inc. (a)	7	71
Bed Bath & Beyond Inc.	17	262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Belmond Ltd. - Class A (a)	11	195
Best Buy Co. Inc.	17	1,373
Big 5 Sporting Goods Corp. (b)	2	12
Big Lots Inc.	6	269
Biglari Holdings Inc. - Class A (a)	—	10
Biglari Holdings Inc. - Class B (a)	—	20
BJ's Restaurants Inc.	3	185
Bloomin' Brands Inc.	9	180
Bojangles' Inc. (a)	3	49
Booking Holdings Inc. (a)	2	3,127
BorgWarner Inc.	14	620
Bridgepoint Education Inc. (a)	4	44
Bright Horizons Family Solutions Inc. (a)	7	795
Brinker International Inc. (b)	5	234
Brunswick Corp.	11	728
Buckle Inc. (b)	1	31
Build-A-Bear Workshop Inc. (a)	2	19
Burlington Stores Inc. (a)	4	715
Caesars Entertainment Corp. (a) (b)	4	40
Caleres Inc.	5	172
Callaway Golf Co.	8	183
Career Education Corp. (a)	9	136
Carmax Inc. (a)	13	990
Carnival Plc	10	632
Carriage Services Inc.	2	45
Carrol's Restaurant Group Inc. (a)	5	74
Carter's Inc.	7	660
Cato Corp. - Class A	2	48
Cavco Industries Inc. (a)	1	153
Century Communities Inc. (a)	2	48
Cheesecake Factory Inc. (b)	6	298
Chico's FAS Inc.	23	198
Childrens Place Retail Stores Inc.	2	280
Chipotle Mexican Grill Inc. (a)	1	364
Choice Hotels International Inc.	6	462
Christopher & Banks Corp. (a) (b)	6	5
Chuy's Holdings Inc. (a)	2	48
Citi Trends Inc.	2	53
Collectors Universe Inc.	—	4
Columbia Sportswear Co.	5	442
Conn's Inc. (a)	2	85
Container Store Group Inc. (a)	3	32
Cooper Tire & Rubber Co. (b)	6	173
Cooper-Standard Holding Inc. (a)	3	363
Core-Mark Holding Co. Inc.	4	136
Cracker Barrel Old Country Store Inc. (b)	4	582
Crocs Inc. (a)	14	292
CSS Industries Inc.	—	6
Culp Inc.	2	37
D.R. Horton Inc.	22	942
Dana Holding Corp.	21	395
Darden Restaurants Inc.	7	786
Dave & Buster's Entertainment Inc.	7	441
Deckers Outdoor Corp. (a)	5	540
Del Frisco's Restaurant Group Inc. (a)	3	24
Del Taco Restaurants Inc. (a)	3	34
Delphi Technologies Plc	6	189
Denny's Corp. (a)	8	114
Destination Maternity Corp. (a)	1	4
Destination XL Group Inc. (a)	3	7
Dick's Sporting Goods Inc. (b)	10	338
Dillard's Inc. - Class A (b)	4	285
Dine Brands Global Inc.	2	173
Dixie Group Inc. - Class A (a)	—	—
Dollar General Corp.	11	1,234
Dollar Tree Inc. (a)	12	966
Domino's Pizza Inc.	2	649
Dorman Products Inc. (a)	3	255
DSW Inc. - Class A	8	284
Dunkin' Brands Group Inc.	9	670
eBay Inc. (a)	34	1,116
El Pollo Loco Holdings Inc. (a)	2	22
Eldorado Resorts Inc. (a) (b)	4	177
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	3	70
	Shares/Par[1]	Value ($)
Etsy Inc. (a)	2	112
Expedia Group Inc.	4	584
Express Inc. (a)	8	86
Famous Dave's Of America Inc. (a)	1	4
Fiesta Restaurant Group Inc. (a)	3	76
Five Below Inc. (a)	6	778
Flexsteel Industries Inc.	1	22
Floor & Decor Holdings Inc. (a)	2	47
Foot Locker Inc.	12	630
Ford Motor Co.	196	1,814
Fossil Group Inc. (a) (b)	5	121
Fox Factory Holding Corp. (a)	4	266
Francesca's Holdings Corp. (a)	6	23
Fred's Inc. - Class A (a) (b)	4	8
FTD Cos. Inc. (a)	3	8
GameStop Corp. - Class A (b)	12	183
Gap Inc.	41	1,178
Garmin Ltd.	11	751
General Motors Co.	69	2,308
Genesco Inc. (a)	2	89
Gentex Corp.	32	691
Gentherm Inc. (a)	4	183
Genuine Parts Co.	9	905
G-III Apparel Group Ltd. (a)	8	363
Goodyear Tire & Rubber Co.	27	633
GoPro Inc. - Class A (a) (b)	8	57
Grand Canyon Education Inc. (a)	6	630
Green Brick Partners Inc. (a)	1	6
Group 1 Automotive Inc.	2	144
Groupon Inc. - Class A (a) (b)	49	186
GrubHub Inc. (a)	5	652
Guess Inc.	7	163
H&R Block Inc.	20	520
Habit Restaurants Inc. - Class A (a)	1	20
Hamilton Beach Brands Holding Co.	1	22
HanesBrands Inc. (b)	20	373
Harley-Davidson Inc.	13	588
Hasbro Inc.	6	582
Haverty Furniture Cos. Inc.	2	34
Helen of Troy Ltd. (a)	2	315
Hibbett Sports Inc. (a)	2	35
Hilton Grand Vacations Inc. (a)	8	259
Hilton Worldwide Holdings Inc.	11	911
Home Depot Inc.	52	10,678
Hooker Furniture Corp.	1	46
Horizon Global Corp. (a) (b)	2	13
Hovnanian Enterprises Inc. - Class A (a)	7	11
Hyatt Hotels Corp. - Class A	2	180
Installed Building Products Inc. (a)	3	106
International Game Technology Plc	17	334
iRobot Corp. (a) (b)	2	205
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	65
Jack in the Box Inc.	3	247
Johnson Outdoors Inc. - Class A	1	89
K12 Inc. (a)	5	81
KB Home	7	172
Kirkland's Inc. (a)	1	15
Kohl's Corp.	18	1,376
Kona Grill Inc. (a) (b)	1	2
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a) (b)	1	26
Las Vegas Sands Corp.	19	1,115
La-Z-Boy Inc.	5	159
LCI Industries	3	239
Leaf Group Ltd. (a)	1	8
Lear Corp.	9	1,235
Leggett & Platt Inc.	10	431
Lennar Corp. - Class A	10	450
Lennar Corp. - Class B	1	41
LGI Homes Inc. (a) (b)	—	6
Libbey Inc.	2	21
Liberty Expedia Holdings Inc. - Class A (a)	4	210
Liberty Tax Inc. - Class A	1	11
Lifetime Brands Inc.	1	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Limited Brands Inc.	6	174
Lindblad Expeditions Holdings Inc. (a)	3	43
Liquidity Services Inc. (a)	4	26
Lithia Motors Inc. - Class A (b)	3	238
LKQ Corp. (a)	22	683
Lowe's Cos. Inc.	36	4,141
Luby's Inc. (a)	1	2
Lululemon Athletica Inc. (a)	6	898
Lumber Liquidators Holdings Inc. (a)	1	15
M/I Homes Inc. (a)	2	53
Macy's Inc.	42	1,443
Malibu Boats Inc. - Class A (a)	2	89
Marine Products Corp.	2	40
MarineMax Inc. (a)	3	60
Marriott International Inc. - Class A	10	1,258
Marriott Vacations Worldwide Corp.	5	544
Mattel Inc. (a) (b)	15	236
McDonald's Corp.	25	4,234
MDC Holdings Inc.	6	183
Meritage Homes Corp. (a)	4	179
MGM Resorts International	45	1,244
Michael Kors Holdings Ltd. (a)	11	736
Michaels Cos. Inc. (a)	17	276
Modine Manufacturing Co. (a)	4	66
Mohawk Industries Inc. (a)	4	768
Monarch Casino & Resort Inc. (a)	1	32
Monro Inc.	3	195
Motorcar Parts of America Inc. (a)	2	46
Movado Group Inc.	1	46
Murphy USA Inc. (a)	5	418
Nathan's Famous Inc.	1	49
Nautilus Inc. (a)	3	47
Netflix Inc. (a)	9	3,253
New Home Co. Inc. (a)	1	7
New York & Co. Inc. (a)	5	19
Newell Brands Inc.	8	157
Nike Inc. - Class B	48	4,078
Nordstrom Inc.	12	704
Norwegian Cruise Line Holdings Ltd. (a)	19	1,077
NutriSystem Inc.	3	95
NVR Inc. (a)	—	395
Office Depot Inc.	52	167
Ollie's Bargain Outlet Holdings Inc. (a)	6	550
O'Reilly Automotive Inc. (a)	4	1,451
Overstock.com Inc. (a) (b)	2	49
Oxford Industries Inc.	2	179
Papa John's International Inc. (b)	4	182
Party City Holdco Inc. (a) (b)	9	127
Penn National Gaming Inc. (a)	4	128
Penske Automotive Group Inc.	10	484
Perry Ellis International Inc. (a)	1	33
PetMed Express Inc. (b)	2	76
Pico Holdings Inc.	3	42
Pier 1 Imports Inc.	9	14
Pinnacle Entertainment Inc. (a)	3	105
Planet Fitness Inc. - Class A (a)	8	450
Polaris Industries Inc.	5	536
Pool Corp.	4	586
Potbelly Corp. (a)	2	25
Pulte Homes Inc.	24	596
PVH Corp.	4	516
Quotient Technology Inc. (a)	3	52
Qurate Retail Group Inc. - Class A (a)	37	814
Ralph Lauren Corp. - Class A	3	454
RCI Hospitality Holdings Inc.	1	24
Red Lion Hotels Corp. (a)	2	26
Red Robin Gourmet Burgers Inc. (a)	1	59
Red Rock Resorts Inc. - Class A	9	240
Regis Corp. (a)	4	82
Rent-A-Center Inc. (a)	6	80
RH (a) (b)	3	373
Rocky Brands Inc.	1	17
Ross Stores Inc.	17	1,714
Royal Caribbean Cruises Ltd.	6	723
Ruth's Hospitality Group Inc.	5	150
	Shares/Par[1]	Value ($)
Sally Beauty Holdings Inc. (a)	12	230
Scientific Games Corp. - Class A (a)	8	205
Sears Hometown and Outlet Stores Inc. (a) (b)	—	1
SeaWorld Entertainment Inc. (a)	5	142
Sequential Brands Group Inc. (a) (b)	3	5
Service Corp. International	16	717
ServiceMaster Global Holdings Inc. (a)	9	575
Shake Shack Inc. - Class A (a) (b)	—	25
Shiloh Industries Inc. (a)	1	9
Shoe Carnival Inc.	2	67
Shutterfly Inc. (a)	3	212
Shutterstock Inc.	2	132
Signet Jewelers Ltd.	9	573
Six Flags Entertainment Corp. (b)	9	618
Skechers U.S.A. Inc. - Class A (a)	16	439
Sleep Number Corp. (a)	5	192
Sonic Automotive Inc. - Class A	4	84
Sonic Corp.	4	189
Sotheby's (a)	5	256
Speedway Motorsports Inc.	3	55
Sportsman's Warehouse Holdings Inc. (a)	3	18
Stage Stores Inc. (b)	3	6
Stamps.com Inc. (a)	2	456
Standard Motor Products Inc.	2	118
Starbucks Corp.	61	3,478
Steven Madden Ltd.	4	224
Stoneridge Inc. (a)	3	92
Strategic Education Inc.	2	325
Strattec Security Corp.	—	8
Sturm Ruger & Co. Inc.	2	141
Superior Industries International Inc.	2	32
Superior Uniform Group Inc.	1	19
Tapestry Inc.	18	893
Target Corp.	26	2,255
Taylor Morrison Home Corp. - Class A (a)	10	180
Tempur Sealy International Inc. (a) (b)	6	297
Tenneco Inc.	8	327
Tesla Inc. (a) (b)	1	359
Texas Roadhouse Inc.	8	555
Thor Industries Inc.	6	468
Tiffany & Co.	9	1,134
Tile Shop Holdings Inc.	6	43
Tilly's Inc. - Class A	1	21
TJX Cos. Inc.	28	3,093
Toll Brothers Inc.	6	210
TopBuild Corp. (a)	4	234
Tower International Inc.	3	78
Tractor Supply Co.	8	711
TRI Pointe Homes Inc. (a)	16	197
Tuesday Morning Corp. (a)	4	14
Tupperware Brands Corp.	4	130
Ulta Beauty Inc. (a)	4	998
Under Armour Inc. - Class A (a) (b)	6	135
Under Armour Inc. - Class C (a) (b)	13	253
Unifi Inc. (a)	2	60
Universal Electronics Inc. (a)	1	33
Universal Technical Institute Inc. (a)	2	4
Urban Outfitters Inc. (a)	14	571
Vail Resorts Inc.	2	528
Veoneer Inc. (a) (b)	6	349
Vera Bradley Inc. (a)	3	48
VF Corp.	11	999
Vista Outdoor Inc. (a)	6	109
Visteon Corp. (a)	4	373
Vitamin Shoppe Inc. (a)	2	21
VOXX International Corp. - Class A (a)	2	10
Wayfair Inc. - Class A (a) (b)	3	385
Weight Watchers International Inc. (a) (b)	6	417
Wendy's Co.	36	612
Weyco Group Inc.	1	33
Whirlpool Corp.	8	973
William Lyon Homes - Class A (a) (b)	2	35
Williams-Sonoma Inc. (b)	13	824
Wingstop Inc.	3	185
Winmark Corp.	—	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Winnebago Industries Inc.	3	96
Wolverine World Wide Inc.	9	345
Wyndham Destinations Inc.	7	284
Wyndham Hotels & Resorts Inc.	7	364
Wynn Resorts Ltd.	5	656
Yum! Brands Inc.	11	1,043
Zagg Inc. (a)	4	55
Zumiez Inc. (a)	3	88
		174,712
Consumer Staples 6.4%
Alico Inc.	1	28
Altria Group Inc.	84	5,062
Andersons Inc.	3	122
Archer-Daniels-Midland Co.	12	611
Avon Products Inc. (a)	42	93
B&G Foods Inc. (b)	7	201
Boston Beer Co. Inc. - Class A (a)	1	288
Brown-Forman Corp. - Class A	3	160
Brown-Forman Corp. - Class B	17	863
Bunge Ltd.	5	327
Calavo Growers Inc. (b)	2	160
Cal-Maine Foods Inc.	3	127
Campbell Soup Co. (b)	18	666
Casey's General Stores Inc.	5	585
Central Garden & Pet Co. (a) (b)	1	41
Central Garden & Pet Co. - Class A (a)	5	174
Chefs' Warehouse Inc. (a)	3	92
Church & Dwight Co. Inc.	12	716
Clorox Co.	8	1,158
Coca-Cola Bottling Co.	1	186
Coca-Cola Co.	151	6,956
Colgate-Palmolive Co.	25	1,666
ConAgra Brands Inc.	19	645
Constellation Brands Inc. - Class A	4	795
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	18	4,338
Coty Inc. - Class A	28	348
Craft Brewers Alliance Inc. (a)	1	25
Darling Ingredients Inc. (a)	14	280
Dean Foods Co.	13	93
Edgewell Personal Care Co. (a)	6	289
Energizer Holdings Inc.	5	321
Estee Lauder Cos. Inc. - Class A	7	1,090
Farmer Bros. Co. (a)	2	42
Flowers Foods Inc.	14	259
Fresh Del Monte Produce Inc.	5	185
General Mills Inc.	23	1,005
Hain Celestial Group Inc. (a)	9	241
Herbalife Nutrition Ltd. (a)	14	754
Hershey Co.	6	594
Hormel Foods Corp. (b)	24	951
Hostess Brands Inc. - Class A (a)	6	67
Ingles Markets Inc. - Class A	2	63
Ingredion Inc.	6	627
Inter Parfums Inc.	3	171
J&J Snack Foods Corp.	2	255
JM Smucker Co.	8	826
John B. Sanfilippo & Son Inc.	1	62
Kellogg Co.	10	706
Keurig Dr Pepper Inc.	11	251
Kimberly-Clark Corp.	11	1,284
Kraft Heinz Foods Co.	10	550
Kroger Co.	60	1,759
Lamb Weston Holdings Inc.	6	406
Lancaster Colony Corp.	3	476
Landec Corp. (a)	3	39
Limoneira Co.	1	28
Mannatech Inc.	—	6
McCormick & Co. Inc.	5	701
Medifast Inc.	1	266
MGP Ingredients Inc. (b)	2	149
Molson Coors Brewing Co. - Class B	14	870
Mondelez International Inc. - Class A	20	860
Monster Beverage Corp. (a)	11	615
	Shares/Par[1]	Value ($)
National Beverage Corp. (a) (b)	2	256
Natural Grocers by Vitamin Cottage Inc. (a)	—	6
Natural Health Trends Corp. (b)	—	4
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises Inc. - Class A	6	513
Oil-Dri Corp. of America	—	15
Orchids Paper Products Co. (a) (b)	1	3
PepsiCo Inc.	62	6,905
Performance Food Group Co. (a)	12	386
Philip Morris International Inc.	45	3,654
Pilgrim's Pride Corp. (a)	18	317
Pinnacle Foods Inc.	7	453
Post Holdings Inc. (a)	9	926
PriceSmart Inc.	3	227
Primo Water Corp. (a)	2	43
Procter & Gamble Co.	76	6,292
Pyxus International Inc. (a)	1	20
Revlon Inc. - Class A (a) (b)	3	74
Rite Aid Corp. (a) (b)	93	119
Sanderson Farms Inc.	3	349
Seneca Foods Corp. - Class A (a)	1	23
Simply Good Foods Co. (a)	2	47
SpartanNash Co.	3	64
Spectrum Brands Holdings Inc.	5	403
Sprouts Farmers Market Inc. (a)	15	421
Supervalu Inc. (a)	4	142
Sysco Corp.	22	1,594
Tootsie Roll Industries Inc. (b)	3	88
TreeHouse Foods Inc. (a)	6	281
Tyson Foods Inc. - Class A	14	828
United Natural Foods Inc. (a)	6	173
Universal Corp.	2	144
US Foods Holding Corp. (a)	14	428
USANA Health Sciences Inc. (a)	3	386
Vector Group Ltd. (b)	14	192
Village Super Market Inc. - Class A	1	27
Walgreens Boots Alliance Inc.	25	1,822
Walmart Inc.	75	7,031
WD-40 Co. (b)	1	183
Weis Markets Inc.	3	115
		78,537
Energy 5.0%
Adams Resources & Energy Inc.	—	10
Anadarko Petroleum Corp.	13	905
Andeavor Corp.	11	1,737
Antero Resources Corp. (a)	18	316
Apache Corp.	24	1,155
Apergy Corp. (a)	6	248
Approach Resources Inc. (a)	6	13
Arch Coal Inc. - Class A	3	251
Archrock Inc.	7	89
Baker Hughes a GE Co. LLC - Class A	7	249
Bristow Group Inc. (a)	5	65
Cabot Oil & Gas Corp.	10	221
California Resources Corp. (a)	2	104
Callon Petroleum Co. (a)	20	243
CARBO Ceramics Inc. (a)	2	14
Carrizo Oil & Gas Inc. (a)	9	227
Centennial Resource Development Inc. - Class A (a)	20	436
Cheniere Energy Inc. (a)	11	738
Chesapeake Energy Corp. (a) (b)	69	310
Chevron Corp.	28	3,457
Cimarex Energy Co.	5	509
Clean Energy Fuels Corp. (a)	11	27
Cloud Peak Energy Inc. (a)	5	12
CNX Resources Corp. (a)	18	260
Concho Resources Inc. (a)	12	1,887
ConocoPhillips Co.	27	2,117
CONSOL Energy Inc. (a)	3	129
Contango Oil & Gas Co. (a)	2	15
Continental Resources Inc. (a)	8	515
Core Laboratories NV (b)	4	465
CVR Energy Inc.	4	153
Dawson Geophysical Co. (a)	3	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Delek US Holdings Inc.	10	414
Denbury Resources Inc. (a)	38	234
Devon Energy Corp.	25	999
DHT Holdings Inc.	7	32
Diamond Offshore Drilling Inc. (a)	10	204
Diamondback Energy Inc. (b)	4	510
Dorian LPG Ltd. (a)	5	43
Dril-Quip Inc. (a)	4	214
Eclipse Resources Corp. (a) (b)	19	23
Energen Corp. (a)	6	542
EnLink Midstream LLC	13	222
Ensco Plc - Class A (b)	33	278
EOG Resources Inc.	13	1,601
EP Energy Corp. - Class A (a) (b)	13	31
EQT Corp.	9	380
Era Group Inc. (a)	2	20
Evolution Petroleum Corp.	3	30
Exterran Corp. (a)	5	136
Extraction Oil & Gas Inc. (a) (b)	11	119
Exxon Mobil Corp.	120	10,231
Forum Energy Technologies Inc. (a)	11	113
Frank's International NV (a)	11	92
GasLog Ltd.	5	91
Geospace Technologies Corp. (a)	1	10
Green Plains Renewable Energy Inc.	4	68
Gulf Island Fabrication Inc.	1	9
Gulfport Energy Corp. (a)	16	171
Halcon Resources Corp. (a) (b)	8	34
Hallador Energy Co.	—	2
Halliburton Co.	15	602
Helix Energy Solutions Group Inc. (a)	15	151
Helmerich & Payne Inc.	6	421
Hess Corp.	11	774
HighPoint Resources Corp. (a)	15	73
HollyFrontier Corp.	15	1,069
Hornbeck Offshore Services Inc. (a) (b)	2	13
ION Geophysical Corp. (a)	1	13
Keane Group Inc. (a)	9	111
Kinder Morgan Inc.	39	686
KLX Energy Services Holdings Inc. (a)	2	65
Kosmos Energy Ltd. (a)	29	267
Laredo Petroleum Holdings Inc. (a)	26	213
Mammoth Energy Services Inc.	1	42
Marathon Oil Corp.	40	924
Marathon Petroleum Corp.	23	1,845
Matador Resources Co. (a)	13	431
Matrix Service Co. (a)	3	80
McDermott International Inc. (a)	13	248
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	554
Nabors Industries Ltd.	43	264
NACCO Industries Inc. - Class A	—	16
National Oilwell Varco Inc.	15	641
Natural Gas Services Group Inc. (a)	2	35
Newfield Exploration Co. (a)	23	665
Newpark Resources Inc. (a)	10	107
Noble Corp. Plc (a)	27	190
Noble Energy Inc.	17	540
Oasis Petroleum Inc. (a)	32	455
Occidental Petroleum Corp.	21	1,764
Oceaneering International Inc. (a)	10	269
Oil States International Inc. (a)	5	178
ONEOK Inc.	11	736
Pacific Ethanol Inc. (a)	2	4
Panhandle Oil and Gas Inc. - Class A	2	28
Par Pacific Holdings Inc. (a)	4	83
Parker Drilling Co. (a)	1	2
Parsley Energy Inc. - Class A (a)	15	452
Patterson-UTI Energy Inc.	17	290
PBF Energy Inc. - Class A	12	598
PDC Energy Inc. (a)	5	222
Peabody Energy Corp.	12	427
Penn Virginia Corp. (a)	—	22
PHI Inc. (a)	1	10
PHI Inc. (a) (b)	—	1
	Shares/Par[1]	Value ($)
Phillips 66	8	855
Pioneer Energy Services Corp. (a)	9	25
Pioneer Natural Resources Co.	3	460
ProPetro Holding Corp. (a) (b)	11	181
QEP Resources Inc. (a)	21	233
Range Resources Corp.	10	163
Renewable Energy Group Inc. (a)	5	139
REX Stores Corp. (a)	—	13
RigNet Inc. (a)	2	33
Ring Energy Inc. (a)	4	35
Rowan Cos. Plc - Class A (a)	11	213
RPC Inc. (b)	13	194
Schlumberger Ltd.	19	1,178
Scorpio Tankers Inc. (b)	19	39
SEACOR Holdings Inc. (a)	2	93
SEACOR Marine Holdings Inc. (a)	2	43
Select Energy Services Inc. - Class A (a)	3	38
SemGroup Corp. - Class A	9	194
Ship Finance International Ltd. (b)	8	118
SM Energy Co.	13	420
Southwestern Energy Co. (a)	39	198
SRC Energy Inc. (a)	19	166
Superior Energy Services Inc. (a)	14	139
Talos Energy Inc. (a)	3	100
Targa Resources Corp.	8	440
TechnipFMC Plc	15	471
Teekay Corp.	7	50
Teekay Tankers Ltd. - Class A	4	4
Tetra Technologies Inc. (a)	8	36
Transocean Ltd. (a) (b)	35	494
Ultra Petroleum Corp. (a) (b)	9	11
Unit Corp. (a)	6	149
US Silica Holdings Inc. (b)	6	121
Valero Energy Corp.	14	1,586
Whiting Petroleum Corp. (a)	11	572
WildHorse Resource Development Corp. (a) (b)	7	155
Williams Cos. Inc.	26	705
World Fuel Services Corp.	7	187
WPX Energy Inc. (a)	34	691
		61,271
Financials 12.9%
1st Source Corp.	3	137
Access National Corp.	—	10
Affiliated Managers Group Inc.	4	540
Aflac Inc.	24	1,115
Alarm.com Holdings Inc. (a)	2	132
Alleghany Corp.	1	404
Allstate Corp.	11	1,062
Ally Financial Inc.	44	1,177
A-Mark Precious Metals Inc.	—	5
Ambac Financial Group Inc. (a) (c) (d)	4	83
American Equity Investment Life Holding Co.	7	240
American Express Co.	32	3,384
American Financial Group Inc.	3	379
American International Group Inc.	15	774
American National Bankshares Inc.	1	24
American National Insurance Co.	2	203
Ameriprise Financial Inc.	7	967
Ameris Bancorp	4	166
Amerisafe Inc.	2	130
AmTrust Financial Services Inc.	19	283
Aon Plc - Class A	8	1,297
Arch Capital Group Ltd. (a)	14	406
Argo Group International Holdings Ltd.	3	200
Arrow Financial Corp.	2	68
Arthur J Gallagher & Co.	11	810
Artisan Partners Asset Management Inc. - Class A	5	171
Aspen Insurance Holdings Ltd.	6	233
Associated Bancorp	14	363
Assurant Inc.	3	359
Assured Guaranty Ltd.	9	360
Athene Holding Ltd. - Class A (a)	7	373
Atlantic Capital Bancshares Inc. (a)	1	19
Atlas Financial Holdings Inc. (a)	1	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Axis Capital Holdings Ltd.	6	318
Axos Financial Inc. (a)	7	246
Banc of California Inc. (b)	5	96
BancFirst Corp.	3	206
Bancorp Inc. (a)	8	75
BancorpSouth Bank	8	271
Bank of America Corp.	142	4,197
Bank of Hawaii Corp.	5	386
Bank of Marin Bancorp	1	72
Bank of New York Mellon Corp.	20	1,027
Bank of NT Butterfield & Son Ltd.	4	226
Bank OZK	13	481
BankFinancial Corp.	2	34
BankUnited Inc.	9	304
Banner Corp.	4	262
Bar Harbor Bankshares	1	38
BB&T Corp.	10	465
Beneficial Bancorp Inc.	9	145
Berkshire Hathaway Inc. - Class B (a)	28	6,083
Berkshire Hills Bancorp Inc.	4	177
BGC Partners Inc. - Class A	34	406
BlackRock Inc.	4	1,690
Blucora Inc. (a)	4	172
Blue Hills Bancorp Inc.	1	34
BOK Financial Corp.	4	348
Boston Private Financial Holdings Inc.	10	130
Bridge Bancorp Inc.	2	61
Brighthouse Financial Inc. (a)	7	289
BrightSphere Investment Group Plc	9	112
Brookline Bancorp Inc.	8	138
Brown & Brown Inc.	18	520
Bryn Mawr Bank Corp.	2	112
BSB BanCorp Inc. (a)	1	26
C&F Financial Corp.	—	2
Cadence Bancorp LLC - Class A	6	155
Camden National Corp.	2	82
Cannae Holdings Inc. (a)	6	134
Capital City Bank Group Inc.	1	23
Capital One Financial Corp.	12	1,128
Capitol Federal Financial Inc.	16	200
Carbonite Inc. (a)	2	82
Carolina Financial Corp.	1	55
Cathay General Bancorp	7	278
CBOE Global Markets Inc.	5	464
CenterState Bank Corp.	9	246
Central Pacific Financial Corp.	4	98
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	25	1,219
Chemical Financial Corp.	6	299
Chubb Ltd.	7	958
Cincinnati Financial Corp.	6	476
CIT Group Inc.	7	336
Citigroup Inc.	38	2,759
Citizens & Northern Corp.	1	19
Citizens Financial Group Inc.	10	371
Citizens Inc. - Class A (a)	4	31
City Holdings Co.	2	119
CME Group Inc.	6	941
CNA Financial Corp.	1	68
CNB Financial Corp.	1	39
CNO Financial Group Inc.	11	244
CoBiz Financial Inc.	5	109
Codorus Valley Bancorp Inc.	—	9
Cohen & Steers Inc.	5	206
Columbia Banking System Inc.	6	250
Comerica Inc.	7	602
Commerce Bancshares Inc.	8	539
Community Bank System Inc.	4	223
Community Trust Bancorp Inc.	2	96
ConnectOne Bancorp Inc.	3	72
Consumer Portfolio Services Inc. (a)	2	8
Coupa Software Inc. (a) (b)	1	108
Cowen Inc. - Class A (a) (b)	2	36
Crawford & Co. - Class B	1	13
Credit Acceptance Corp. (a)	2	780
	Shares/Par[1]	Value ($)
Cullen/Frost Bankers Inc.	3	267
Customers Bancorp Inc. (a)	3	78
CVB Financial Corp.	11	251
Diamond Hill Investment Group Inc.	—	79
Dime Community Bancshares Inc.	4	70
Discover Financial Services	21	1,586
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions Inc. (a)	5	96
E*TRADE Financial Corp. (a)	17	883
Eagle Bancorp Inc. (a)	3	138
East West Bancorp Inc.	9	544
Eaton Vance Corp.	9	470
eHealth Inc. (a)	2	43
EMC Insurance Group Inc.	2	41
Employer Holdings Inc.	4	165
Encore Capital Group Inc. (a) (b)	2	84
Endurance International Group Holdings Inc. (a)	8	66
Enova International Inc. (a)	5	157
Enstar Group Ltd. (a)	1	264
Enterprise Financial Services Corp.	4	215
Envestnet Inc. (a)	1	41
Erie Indemnity Co. - Class A	3	341
ESSA Bancorp Inc.	1	16
Essent Group Ltd. (a)	10	456
Evercore Inc. - Class A	6	562
Everest Re Group Ltd.	2	344
EzCorp Inc. - Class A (a)	7	78
FactSet Research Systems Inc.	2	554
Farmers National Banc Corp.	1	12
FB Financial Corp.	3	103
FBL Financial Group Inc. - Class A	2	141
FCB Financial Holdings Inc. - Class A (a)	5	227
Federal Agricultural Mortgage Corp. - Class C	1	65
Federated Investors Inc. - Class B	13	316
Federated National Holding Co.	2	42
Fidelity National Financial Inc.	19	764
Fidelity Southern Corp.	4	88
Fifth Third Bancorp	22	612
Financial Institutions Inc.	2	60
First American Financial Corp.	10	511
First Bancorp Inc.	2	92
First Bancorp Inc. (a)	22	200
First Bancorp Inc.	1	33
First Busey Corp.	7	208
First Business Financial Services Inc.	1	22
First Citizens BancShares Inc. - Class A	1	617
First Commonwealth Financial Corp.	12	192
First Community Bancshares Inc.	2	59
First Connecticut Bancorp Inc.	1	36
First Defiance Financial Corp.	1	45
First Financial Bancorp	10	304
First Financial Bankshares Inc. (b)	6	334
First Financial Corp.	1	48
First Financial Northwest Inc.	1	17
First Foundation Inc. (a)	4	64
First Hawaiian Inc.	9	231
First Horizon National Corp.	27	472
First Interstate BancSystem Inc. - Class A	3	155
First Merchants Corp.	6	277
First Midwest Bancorp Inc.	12	331
First of Long Island Corp.	2	51
First Republic Bank	5	510
FirstCash Inc.	5	394
Flagstar Bancorp Inc. (a)	6	184
Flushing Financial Corp.	3	85
FNB Corp.	30	386
Franklin Resources Inc.	11	337
Fulton Financial Corp.	15	253
Gain Capital Holdings Inc. (b)	5	35
GAMCO Investors Inc. - Class A	1	29
Genworth Financial Inc. - Class A (a)	49	203
German American Bancorp Inc.	2	58
Glacier Bancorp Inc.	6	250
Global Indemnity Ltd. - Class A	1	38
GoDaddy Inc. - Class A (a)	6	468

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.	9	1,951
Great Southern Bancorp Inc.	2	101
Great Western Bancorp Inc.	6	253
Green Bancorp Inc.	2	47
Green Dot Corp. - Class A (a)	6	494
Greenhill & Co. Inc.	3	66
Greenlight Capital Re Ltd. - Class A (a)	3	40
GTT Communications Inc. (a) (b)	8	327
Guaranty Bancorp	3	82
Hallmark Financial Services Inc. (a)	2	24
Hancock Whitney Co.	5	261
Hanmi Financial Corp.	3	86
Hanover Insurance Group Inc.	4	442
Hartford Financial Services Group Inc.	20	992
HCI Group Inc.	2	66
Heartland Financial USA Inc.	4	254
Hennessy Advisors Inc.	—	5
Heritage Commerce Corp.	5	68
Heritage Financial Corp.	3	97
Heritage Insurance Holdings Inc. (b)	3	39
Hilltop Holdings Inc.	10	209
Home Bancshares Inc.	11	251
HomeStreet Inc. (a)	3	76
HomeTrust Bancshares Inc. (a)	1	42
Hope Bancorp Inc.	14	223
Horace Mann Educators Corp.	5	223
Horizon Bancorp Inc.	5	90
Houlihan Lokey Inc. - Class A	2	74
Huntington Bancshares Inc.	56	830
IberiaBank Corp.	4	338
Impac Mortgage Holdings Inc. (a) (b)	2	13
Independent Bank Corp.	1	14
Independent Bank Corp.	3	240
Independent Bank Group Inc.	3	176
Interactive Brokers Group Inc.	10	532
Intercontinental Exchange Inc.	12	925
Internap Corp. (a)	1	15
International Bancshares Corp.	8	363
INTL FCStone Inc. (a)	2	89
Invesco Ltd.	25	573
Investment Technology Group Inc.	3	67
Investors Bancorp Inc.	25	305
j2 Global Inc.	6	457
James River Group Holdings Ltd.	3	129
Janus Henderson Group Plc	14	390
Jefferies Financial Group Inc.	14	316
JPMorgan Chase & Co.	104	11,712
Kearny Financial Corp.	11	153
Kemper Corp.	6	519
KeyCorp	31	622
Ladenburg Thalmann Financial Services Inc.	10	27
Lakeland Bancorp Inc.	5	87
Lakeland Financial Corp.	2	101
Lazard Ltd. - Class A	8	366
LegacyTexas Financial Group Inc.	5	210
Legg Mason Inc.	6	182
LendingClub Corp. (a)	45	176
LendingTree Inc. (a) (b)	—	83
Limelight Networks Inc. (a)	7	37
Lincoln National Corp.	8	510
Live Oak Bancshares Inc.	2	65
Loews Corp.	11	546
LogMeIn Inc.	3	272
LPL Financial Holdings Inc.	13	813
M&T Bank Corp.	5	884
Macatawa Bank Corp.	1	7
Maiden Holdings Ltd.	9	26
Manning & Napier Inc. - Class A (b)	1	3
Markel Corp. (a)	—	598
MarketAxess Holdings Inc.	2	393
Marlin Business Services Inc.	2	58
Marsh & McLennan Cos. Inc.	18	1,496
MB Financial Inc.	7	324
MBIA Inc. (a) (b)	14	150
MBT Financial Corp.	1	11
	Shares/Par[1]	Value ($)
Mercantile Bank Corp.	2	68
Mercury General Corp.	5	240
Meridian Bancorp Inc.	5	93
Meta Financial Group Inc.	1	89
MetLife Inc.	14	675
MGIC Investment Corp. (a)	10	133
Midsouth Bancorp Inc.	1	9
MidWestOne Financial Group Inc.	1	25
Moelis & Co. - Class A	2	136
Moody's Corp.	5	833
Morgan Stanley	39	1,838
Morningstar Inc.	5	576
MSCI Inc.	5	824
NASDAQ Inc.	10	872
National Bank Holdings Corp. - Class A	3	109
National Bankshares Inc. (b)	—	3
National General Holdings Corp.	11	289
National Western Life Group Inc. - Class A	—	109
Navient Corp.	30	407
Navigators Group Inc.	3	219
NBT Bancorp Inc.	5	184
Nelnet Inc. - Class A	3	184
New York Community Bancorp Inc.	25	256
Nicholas Financial Inc. (a)	1	7
Nicolet Bankshares Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	161
Northern Trust Corp.	6	640
Northfield Bancorp Inc.	5	84
Northrim BanCorp Inc.	—	17
Northwest Bancshares Inc.	11	198
OceanFirst Financial Corp.	5	140
Ocwen Financial Corp. (a)	4	14
OFG Bancorp	6	100
Okta Inc. - Class A (a)	2	127
Old National Bancorp	17	333
Old Republic International Corp.	23	512
Old Second Bancorp Inc.	1	11
OneMain Holdings Inc. (a)	12	419
Oppenheimer Holdings Inc. - Class A	1	34
Opus Bank	3	85
Oritani Financial Corp.	5	79
Pacific Premier Bancorp Inc. (a)	3	122
PacWest Bancorp	7	355
Park National Corp.	1	146
Peapack Gladstone Financial Corp.	2	70
Penns Woods Bancorp Inc.	—	10
PennyMac Financial Services Inc. - Class A	4	82
Peoples Bancorp Inc.	2	73
Peoples Financial Services Corp.	—	9
People's United Financial Inc.	25	429
People's Utah Bancorp	1	23
PHH Corp. (a)	6	63
Pinnacle Financial Partners Inc.	5	286
Piper Jaffray Cos.	1	69
PJT Partners Inc. - Class A	2	123
PNC Financial Services Group Inc.	7	977
Popular Inc.	9	452
PRA Group Inc. (a) (b)	5	168
Preferred Bank	2	93
Primerica Inc.	6	714
Principal Financial Group Inc.	18	1,056
ProAssurance Corp.	6	285
Progressive Corp.	15	1,050
Prosperity Bancshares Inc.	6	394
Protective Insurance Corp. - Class B	1	22
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	9	220
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	6	640
Pzena Investment Management Inc. - Class A	2	18
QCR Holdings Inc.	1	40
Radian Group Inc.	8	175
Raymond James Financial Inc.	9	800
Regional Management Corp. (a)	2	52
Regions Financial Corp.	45	828

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Reinsurance Group of America Inc.	3	444
RenaissanceRe Holdings Ltd.	3	448
Renasant Corp.	5	215
Republic Bancorp Inc. - Class A	2	70
Republic First Bancorp Inc. (a)	2	16
RLI Corp.	4	294
S&P Global Inc.	11	2,123
S&T Bancorp Inc.	4	167
Safety Insurance Group Inc.	2	146
Sandy Spring Bancorp Inc.	3	116
Santander Consumer USA Holdings Inc.	23	455
Seacoast Banking Corp. of Florida (a)	4	110
SEI Investments Co.	7	445
Selective Insurance Group Inc.	4	284
ServisFirst Bancshares Inc.	5	182
Sierra Bancorp	1	42
Signature Bank	2	209
Simmons First National Corp. - Class A	9	259
SLM Corp. (a)	49	547
South State Corp.	2	201
Southside Bancshares Inc.	3	108
State Auto Financial Corp.	4	112
State Bank Financial Corp.	3	104
State Street Corp.	6	514
Sterling Bancorp	19	409
Stewart Information Services Corp.	3	113
Stifel Financial Corp.	7	338
Stock Yards Bancorp Inc.	2	70
SunTrust Banks Inc.	6	396
SVB Financial Group (a)	3	974
Synchrony Financial	26	817
Synovus Financial Corp.	12	565
T. Rowe Price Group Inc.	10	1,114
TCF Financial Corp.	19	462
TD Ameritrade Holding Corp.	6	333
Telaria Inc. (a)	1	5
Territorial Bancorp Inc.	1	33
Texas Capital Bancshares Inc. (a)	5	407
TFS Financial Corp.	11	159
Third Point Reinsurance Ltd. (a)	6	72
Tiptree Inc. - Class A	3	19
Tompkins Financial Corp.	2	127
Torchmark Corp.	4	373
Towne Bank	7	209
Trade Desk Inc. - Class A (a) (b)	1	151
Travelers Cos. Inc.	14	1,815
Trico Bancshares	3	111
Tristate Capital Holdings Inc. (a)	4	102
Triumph Bancorp Inc. (a)	2	72
TrustCo Bank Corp.	11	96
Trustmark Corp.	8	269
Twilio Inc. - Class A (a)	1	86
U.S. Bancorp	46	2,420
UMB Financial Corp.	4	298
Umpqua Holdings Corp.	18	371
Union Bankshares Corp.	8	295
United Bankshares Inc.	9	330
United Community Banks Inc.	10	265
United Community Financial Corp.	5	52
United Financial Bancorp Inc.	5	86
United Fire Group Inc.	3	139
United Insurance Holdings Corp.	2	53
Universal Insurance Holdings Inc.	4	180
Univest Corp. of Pennsylvania	3	80
Unum Group	8	330
Valley National Bancorp	24	266
VeriSign Inc. (a)	4	635
Virtu Financial Inc. - Class A (b)	9	174
Virtus Investment Partners Inc.	1	91
Voya Financial Inc.	8	385
Waddell & Reed Financial Inc. - Class A	8	180
Walker & Dunlop Inc.	5	287
Washington Federal Inc.	7	223
Washington Trust Bancorp Inc.	2	114
Waterstone Financial Inc.	3	56
	Shares/Par[1]	Value ($)
Webster Financial Corp.	7	441
Wells Fargo & Co.	140	7,379
WesBanco Inc.	5	228
West Bancorp Inc.	2	42
Westamerica Bancorp (b)	2	96
Western Alliance Bancorp (a)	10	592
Westwood Holdings Group Inc.	1	41
White Mountains Insurance Group Ltd.	—	297
Willis Towers Watson Plc	4	539
Wintrust Financial Corp.	5	446
WisdomTree Investments Inc.	7	63
WMIH Corp. (a) (b)	44	61
World Acceptance Corp. (a)	—	57
WR Berkley Corp.	9	733
WSFS Financial Corp.	3	138
Zions Bancorp	8	379
		157,024
Health Care 12.4%
Abbott Laboratories	24	1,776
AbbVie Inc.	68	6,404
Abiomed Inc. (a)	2	751
Acadia HealthCare Co. Inc. (a) (b)	11	386
Accuray Inc. (a)	6	25
Aceto Corp.	3	7
Achillion Pharmaceuticals Inc. (a)	—	—
Acorda Therapeutics Inc. (a)	6	120
Addus HomeCare Corp. (a)	1	78
Aetna Inc.	12	2,381
Agilent Technologies Inc.	7	512
Agios Pharmaceuticals Inc. (a)	1	83
Akorn Inc. (a)	8	101
Alexion Pharmaceuticals Inc. (a)	5	734
Align Technology Inc. (a)	3	1,084
Alkermes Plc (a)	3	122
Allergan Plc	6	1,079
Allscripts-Misys Healthcare Solutions Inc. (a)	18	259
Alnylam Pharmaceuticals Inc. (a)	2	153
Amedisys Inc. (a)	2	276
AmerisourceBergen Corp.	9	858
Amgen Inc.	23	4,679
AMN Healthcare Services Inc. (a)	5	293
Amneal Pharmaceuticals Inc. - Class A (a)	10	215
Amphastar Pharmaceuticals Inc. (a)	4	81
AngioDynamics Inc. (a)	4	97
ANI Pharmaceuticals Inc. (a)	1	44
Anika Therapeutics Inc. (a)	1	63
Anthem Inc.	8	2,143
Aptevo Therapeutics Inc. (a)	2	9
Aratana Therapeutics Inc. (a)	2	13
Ardelyx Inc. (a)	1	3
Arena Pharmaceuticals Inc. (a)	2	114
Assertio Therapeutics Inc. (a)	3	18
Atara Biotherapeutics Inc. (a) (b)	1	58
athenahealth Inc. (a)	4	484
Atrion Corp.	—	113
Avanos Medical Inc. (a)	5	311
Baxter International Inc.	11	831
Becton Dickinson & Co.	4	1,029
Biogen Inc. (a)	8	2,724
BioMarin Pharmaceutical Inc. (a)	3	302
Bio-Rad Laboratories Inc. - Class A (a)	1	384
BioScrip Inc. (a)	5	17
Biospecifics Technologies Corp. (a)	1	43
Bio-Techne Corp.	3	562
BioTelemetry Inc. (a)	1	40
Bluebird Bio Inc. (a) (b)	1	127
Boston Scientific Corp. (a)	29	1,114
Bristol-Myers Squibb Co.	53	3,295
Brookdale Senior Living Inc. (a)	18	176
Bruker Corp.	18	590
Cambrex Corp. (a)	4	292
Cantel Medical Corp.	4	369
Capital Senior Living Corp. (a)	3	29
Cardinal Health Inc.	16	861

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Catalent Inc. (a)	17	795
Celgene Corp. (a)	33	2,994
Centene Corp. (a)	9	1,333
Cerner Corp. (a)	11	711
Charles River Laboratories International Inc. (a)	6	755
Chemed Corp.	2	607
Chimerix Inc. (a)	5	20
CIGNA Corp.	9	1,823
Civitas Solutions Inc. (a)	4	52
Community Health Systems Inc. (a) (b)	12	41
Computer Programs & Systems Inc.	1	20
Concert Pharmaceuticals Inc. (a)	—	6
Conmed Corp.	2	186
Cooper Cos. Inc.	2	523
Corcept Therapeutics Inc. (a) (b)	9	124
Corvel Corp. (a)	2	121
Cross Country Healthcare Inc. (a)	2	21
CryoLife Inc. (a)	3	98
Cumberland Pharmaceuticals Inc. (a)	1	5
CVS Health Corp.	41	3,208
Danaher Corp.	9	948
DaVita Inc. (a)	12	869
Dentsply Sirona Inc.	9	339
DexCom Inc. (a)	1	200
Diplomat Pharmacy Inc. (a) (b)	8	163
Eagle Pharmaceuticals Inc. (a) (b)	1	92
Edwards Lifesciences Corp. (a)	6	1,045
Eli Lilly & Co.	29	3,067
Emergent BioSolutions Inc. (a)	4	268
Enanta Pharmaceuticals Inc. (a)	2	136
Encompass Health Corp.	13	996
Endo International Plc (a)	23	393
Ensign Group Inc.	5	205
Envision Healthcare Corp. (a)	7	302
Enzo Biochem Inc. (a)	4	15
Evolent Health Inc. - Class A (a) (b)	5	137
Exact Sciences Corp. (a) (b)	2	172
Exelixis Inc. (a)	21	369
Express Scripts Holding Co. (a)	30	2,874
FibroGen Inc. (a)	2	111
Five Prime Therapeutics Inc. (a)	4	55
Five Star Senior Living Inc. (a)	1	1
Gilead Sciences Inc.	47	3,650
Globus Medical Inc. - Class A (a)	6	319
Haemonetics Corp. (a)	3	399
Halozyme Therapeutics Inc. (a)	3	54
Hanger Orthopedic Group Inc. (a)	3	58
Harvard Bioscience Inc. (a)	2	8
HCA Healthcare Inc.	9	1,223
HealthEquity Inc. (a)	3	267
HealthStream Inc.	2	66
Henry Schein Inc. (a)	7	587
Heska Corp. (a)	—	18
Hill-Rom Holdings Inc.	5	485
HMS Holdings Corp. (a)	8	247
Hologic Inc. (a)	18	755
Horizon Pharma Plc (a)	15	297
Humana Inc.	5	1,596
ICU Medical Inc. (a)	1	311
Idexx Laboratories Inc. (a)	4	1,112
Illumina Inc. (a)	3	1,095
Immunomedics Inc. (a) (b)	4	89
Incyte Corp. (a)	2	145
Innoviva Inc. (a)	6	98
Inogen Inc. (a)	1	294
Insulet Corp. (a)	1	96
Integer Holdings Corp. (a)	3	290
Integra LifeSciences Holdings Corp. (a)	5	338
Intra-Cellular Therapies Inc. (a)	4	87
Intuitive Surgical Inc. (a)	2	1,306
Invacare Corp.	4	55
Ionis Pharmaceuticals Inc. (a) (b)	3	164
Iqvia Ltd. (a)	7	893
Jazz Pharmaceuticals Plc (a)	3	502
Johnson & Johnson	91	12,568
	Shares/Par[1]	Value ($)
K2M Group Holdings Inc. (a)	1	26
Karyopharm Therapeutics Inc. (a)	4	60
Laboratory Corp. of America Holdings (a)	7	1,237
Lannett Co. Inc. (a) (b)	3	15
Lantheus Holdings Inc. (a)	5	74
LeMaitre Vascular Inc.	2	62
LHC Group Inc. (a)	3	281
Lifepoint Health Inc. (a)	5	344
Ligand Pharmaceuticals Inc. (a)	1	239
Lipocine Inc. (a) (b)	1	1
LivaNova Plc (a)	4	438
Loxo Oncology Inc. (a)	1	112
Luminex Corp.	3	100
Magellan Health Services Inc. (a)	2	176
Mallinckrodt Plc (a)	7	208
Masimo Corp. (a)	4	543
McKesson Corp.	7	980
Medidata Solutions Inc. (a)	2	175
MEDNAX Inc. (a)	7	317
Medpace Holdings Inc. (a)	2	104
Medtronic Plc	21	2,064
Merck & Co. Inc.	80	5,668
Meridian Bioscience Inc.	4	64
Merit Medical Systems Inc. (a)	4	218
Mettler-Toledo International Inc. (a)	1	903
Mirati Therapeutics Inc. (a) (b)	2	85
Molina Healthcare Inc. (a)	3	425
Momenta Pharmaceuticals Inc. (a)	4	111
Mylan NV (a)	18	666
Myriad Genetics Inc. (a)	6	261
National Healthcare Corp.	1	91
National Research Corp. - Class A	1	27
Natus Medical Inc. (a)	3	105
Nektar Therapeutics (a)	2	106
Neogen Corp. (a)	3	239
NeoGenomics Inc. (a)	3	48
Neurocrine Biosciences Inc. (a)	3	328
NewLink Genetics Corp. (a)	2	4
Nextgen Healthcare Inc. (a)	4	88
NuVasive Inc. (a)	5	334
Nuvectra Corp. (a)	1	14
Omnicell Inc. (a)	3	227
Opko Health Inc. (a) (b)	15	50
OraSure Technologies Inc. (a)	4	64
Orthofix Medical Inc. (a)	1	87
Otonomy Inc. (a)	2	6
Owens & Minor Inc.	7	113
Patterson Cos. Inc.	10	241
PDL BioPharma Inc. (a)	6	15
PerkinElmer Inc.	3	298
Perrigo Co. Plc	5	357
Pfizer Inc.	230	10,128
Phibro Animal Health Corp. - Class A	2	68
PRA Health Sciences Inc. (a)	4	457
Premier Inc. - Class A (a)	5	218
Prestige Consumer Healthcare Inc. (a)	5	191
Providence Services Corp. (a)	2	106
Psychemedics Corp.	1	10
Quest Diagnostics Inc.	10	1,092
Quidel Corp. (a)	2	101
Quorum Health Corp. (a) (b)	3	20
RadNet Inc. (a)	4	57
Regeneron Pharmaceuticals Inc. (a)	2	889
Regenxbio Inc. (a)	1	110
Repligen Corp. (a)	2	97
ResMed Inc.	5	592
Retrophin Inc. (a)	2	47
RTI Surgical Inc. (a)	4	16
Sarepta Therapeutics Inc. (a) (b)	1	219
SeaSpine Holdings Corp. (a)	1	10
Seattle Genetics Inc. (a)	2	192
Select Medical Holdings Corp. (a)	13	237
Simulations Plus Inc.	1	12
Spectrum Pharmaceuticals Inc. (a)	3	47
Steris Plc	3	388

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Stryker Corp.	9	1,666
Supernus Pharmaceuticals Inc. (a)	5	230
Surgery Partners Inc. (a)	5	76
SurModics Inc. (a)	1	107
Syneos Health Inc. - Class A (a)	8	432
Taro Pharmaceutical Industries Ltd. (a)	3	292
Teleflex Inc.	2	441
Tenet Healthcare Corp. (a)	12	336
Tetraphase Pharmaceuticals Inc. (a)	3	7
Thermo Fisher Scientific Inc.	10	2,405
Tivity Health Inc. (a) (b)	4	133
Triple-S Management Corp. - Class B (a)	2	39
Ultragenyx Pharmaceutical Inc. (a) (b)	1	101
United Therapeutics Corp. (a)	7	847
UnitedHealth Group Inc.	32	8,621
Universal Health Services Inc. - Class B	9	1,173
US Physical Therapy Inc.	1	133
Utah Medical Products Inc.	—	19
Varex Imaging Corp. (a)	2	63
Varian Medical Systems Inc. (a)	5	507
Veeva Systems Inc. - Class A (a)	4	402
Vertex Pharmaceuticals Inc. (a)	3	635
Waters Corp. (a)	3	577
WellCare Health Plans Inc. (a)	2	664
West Pharmaceutical Services Inc.	3	360
Wright Medical Group NV (a)	3	99
Xencor Inc. (a)	3	103
Zafgen Inc. (a)	—	4
Zimmer Biomet Holdings Inc.	5	606
Zoetis Inc. - Class A	20	1,804
		151,369
Industrials 13.7%
3M Co.	26	5,417
AAON Inc.	4	167
AAR Corp.	4	209
ABM Industries Inc.	6	182
Acacia Research Corp. (a)	2	6
ACCO Brands Corp.	11	130
Actuant Corp. - Class A	7	193
Acuity Brands Inc.	3	397
Advanced Disposal Services Inc. (a)	7	192
Advanced Drainage Systems Inc.	6	173
AECOM (a)	11	375
Aegion Corp. (a)	3	84
Aerojet Rocketdyne Holdings Inc. (a)	7	248
Aerovironment Inc. (a)	2	264
AGCO Corp.	8	507
Air Lease Corp. - Class A	12	559
Air Transport Services Group Inc. (a)	8	172
Alamo Group Inc.	1	112
Alaska Air Group Inc.	12	803
Albany International Corp. - Class A	2	138
Allegiant Travel Co.	2	295
Allegion Plc	5	460
Allied Motion Technologies Inc.	1	68
Allison Transmission Holdings Inc.	15	798
Altra Holdings Inc.	3	124
Amerco Inc.	1	402
Ameresco Inc. - Class A (a)	1	16
American Airlines Group Inc.	21	861
American Railcar Industries Inc.	1	43
American Woodmark Corp. (a)	2	139
AMETEK Inc.	11	855
AO Smith Corp.	7	359
Apogee Enterprises Inc.	4	145
Applied Industrial Technologies Inc.	5	408
ARC Document Solutions Inc. (a)	4	12
ArcBest Corp.	4	199
Arconic Inc.	16	355
Argan Inc.	2	71
Armstrong Flooring Inc. (a)	3	52
Armstrong World Industries Inc. (a)	6	395
Astec Industries Inc.	2	92
Astronics Corp. (a)	2	96
	Shares/Par[1]	Value ($)
Astronics Corp. - Class B (a)	1	43
Atkore International Group Inc. (a)	2	65
Atlas Air Worldwide Holdings Inc. (a)	3	179
Avis Budget Group Inc. (a)	12	386
Avnet Inc.	8	370
Axon Enterprise Inc. (a)	1	82
AZZ Inc.	3	131
Babcock & Wilcox Enterprises Inc. (a)	20	20
Barnes Group Inc.	6	396
Barrett Business Services Inc.	1	78
Beacon Roofing Supply Inc. (a)	7	262
BMC Stock Holdings Inc. (a)	7	133
Boeing Co.	18	6,777
Brady Corp. - Class A	5	228
Briggs & Stratton Corp.	7	133
Brink's Co.	6	395
Builders FirstSource Inc. (a)	15	227
BWX Technologies Inc.	8	478
C.H. Robinson Worldwide Inc.	8	778
CAI International Inc. (a)	1	21
Carlisle Cos. Inc.	5	564
Casella Waste Systems Inc. - Class A (a)	5	153
Caterpillar Inc.	21	3,211
CBIZ Inc. (a)	7	156
Ceco Environmental Corp.	3	25
Chart Industries Inc. (a)	3	266
Cimpress NV (a)	3	397
Cintas Corp.	5	933
CIRCOR International Inc. (b)	2	76
Civeo Corp. (a)	8	33
Clean Harbors Inc. (a)	7	472
Colfax Corp. (a)	10	360
Columbus Mckinnon Corp.	2	95
Comfort Systems USA Inc.	4	214
Commercial Vehicle Group Inc. (a)	5	41
Continental Building Products Inc. (a)	5	178
Copa Holdings SA - Class A	3	260
Copart Inc. (a)	16	807
CoStar Group Inc. (a)	1	286
Covanta Holding Corp.	19	304
Covenant Transportation Group Inc. - Class A (a)	2	65
CRA International Inc.	1	54
Crane Co.	6	546
Cree Inc. (a)	11	398
CSW Industrials Inc. (a)	1	45
CSX Corp.	31	2,292
Cubic Corp.	3	216
Cummins Inc.	5	742
Curtiss-Wright Corp.	5	721
Deere & Co.	11	1,709
Delta Air Lines Inc.	41	2,353
Deluxe Corp.	7	391
DMC Global Inc.	2	90
Donaldson Co. Inc.	15	902
Douglas Dynamics Inc.	3	124
Dover Corp.	11	1,010
Ducommun Inc. (a)	1	53
Dun & Bradstreet Corp.	4	517
DXP Enterprises Inc. (a)	2	72
Dycom Industries Inc. (a)	5	424
Eagle Bulk Shipping Inc. (a)	2	13
Eaton Corp. Plc	12	1,018
Echo Global Logistics Inc. (a)	3	101
EMCOR Group Inc.	7	497
Emerson Electric Co.	23	1,740
Encore Wire Corp.	2	112
EnerSys Inc.	4	386
Engility Holdings Inc. (a)	4	146
Ennis Inc.	3	66
EnPro Industries Inc.	2	160
Equifax Inc.	5	646
ESCO Technologies Inc.	2	166
Essendant Inc.	3	44
Esterline Technologies Corp. (a)	3	284
ExOne Co. (a) (b)	1	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Expeditors International of Washington Inc.	7	542
Exponent Inc.	5	270
Fastenal Co.	14	784
Federal Signal Corp.	6	157
FedEx Corp.	12	2,801
Flowserve Corp.	9	488
Fluor Corp.	5	310
Forrester Research Inc.	2	77
Fortive Corp.	10	880
Fortune Brands Home & Security Inc.	8	422
Forward Air Corp.	3	208
Franklin Covey Co. (a)	1	26
Franklin Electric Co. Inc.	4	201
FreightCar America Inc. (a)	1	17
FTI Consulting Inc. (a)	5	355
Gardner Denver Holdings Inc. (a)	3	90
GATX Corp.	3	245
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	9	536
General Dynamics Corp.	9	1,869
General Electric Co.	130	1,466
Genesee & Wyoming Inc. - Class A (a)	5	436
Gibraltar Industries Inc. (a)	3	137
Global Brass & Copper Holdings Inc.	3	94
GMS Inc. (a)	3	74
Golden Ocean Group Ltd.	1	5
Goldfield Corp. (a)	3	13
Gorman-Rupp Co.	2	89
GP Strategies Corp. (a)	2	33
Graco Inc.	13	608
Graham Corp.	—	11
Granite Construction Inc.	4	186
Great Lakes Dredge & Dock Corp. (a)	7	45
Greenbrier Cos. Inc.	3	183
Griffon Corp.	5	77
H&E Equipment Services Inc.	5	186
Harris Corp.	7	1,183
Harsco Corp. (a)	11	309
Hawaiian Holdings Inc.	7	297
HD Supply Holdings Inc. (a)	13	560
Healthcare Services Group Inc. (b)	5	204
Heartland Express Inc.	9	174
HEICO Corp.	3	299
HEICO Corp. - Class A	4	324
Heidrick & Struggles International Inc.	2	74
Herc Holdings Inc. (a)	3	140
Heritage-Crystal Clean Inc. (a)	1	21
Herman Miller Inc.	6	230
Hertz Global Holdings Inc. (a)	8	134
Hexcel Corp.	11	706
Hill International Inc. (a)	4	16
Hillenbrand Inc.	7	342
HNI Corp.	5	226
Honeywell International Inc.	26	4,282
Houston Wire & Cable Co. (a)	1	7
HUB Group Inc. - Class A (a)	3	149
Hubbell Inc.	4	514
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a) (b)	3	4
Huntington Ingalls Industries Inc.	3	671
Hurco Cos. Inc.	—	14
Huron Consulting Group Inc. (a)	2	111
Hyster-Yale Materials Handling Inc. - Class A	1	69
ICF International Inc.	2	155
IDEX Corp.	4	578
IES Holdings Inc. (a)	2	40
Illinois Tool Works Inc.	13	1,874
Ingersoll-Rand Plc	11	1,076
InnerWorkings Inc. (a)	5	39
Insperity Inc.	5	560
Insteel Industries Inc.	2	75
Interface Inc.	7	159
ITT Inc.	10	622
Jacobs Engineering Group Inc.	5	383
JB Hunt Transport Services Inc.	6	749
	Shares/Par[1]	Value ($)
JELD-WEN Holding Inc. (a)	2	58
JetBlue Airways Corp. (a)	40	765
John Bean Technologies Corp.	3	414
Johnson Controls International Plc	18	619
Kadant Inc.	1	113
Kaman Corp.	3	188
Kansas City Southern	8	864
KAR Auction Services Inc.	12	708
KBR Inc.	15	311
Kelly Services Inc. - Class A	4	86
Kennametal Inc.	8	351
Keyw Holding Corp. (a) (b)	1	9
Kforce Inc.	4	141
Kimball International Inc. - Class B	4	72
Kirby Corp. (a)	5	378
KLX Inc. (a)	5	320
Knight-Swift Transportation Holdings Inc. - Class A	8	289
Knoll Inc.	5	126
Korn/Ferry International	5	257
Kratos Defense & Security Solutions Inc. (a)	6	84
L3 Technologies Inc.	4	886
Landstar System Inc.	5	608
Lawson Products Inc. (a)	—	15
LB Foster Co. (a)	1	20
Lennox International Inc.	2	539
Lincoln Electric Holdings Inc.	8	778
Lindsay Corp.	—	40
Lockheed Martin Corp.	9	3,105
LSC Communications Inc.	3	36
LSI Industries Inc.	1	5
Lydall Inc. (a)	2	78
Macquarie Infrastructure Co. LLC	5	229
Manitowoc Co. Inc. (a)	4	87
Manpower Inc.	5	472
Marten Transport Ltd.	5	96
Masco Corp.	14	497
Masonite International Corp. (a)	3	164
MasTec Inc. (a)	11	486
Matson Inc.	5	194
Matthews International Corp. - Class A	3	151
McGrath RentCorp	3	155
Mercury Systems Inc. (a)	3	168
Meritor Inc. (a)	9	165
Middleby Corp. (a)	3	377
Milacron Holdings Corp. (a)	5	111
Miller Industries Inc.	1	34
Mistras Group Inc. (a)	3	55
Mobile Mini Inc.	4	194
Moog Inc. - Class A	4	309
MRC Global Inc. (a)	10	179
MSA Safety Inc.	2	211
MSC Industrial Direct Co. - Class A	5	481
Mueller Industries Inc.	5	151
Mueller Water Products Inc. - Class A	16	190
Multi-Color Corp.	1	93
MYR Group Inc. (a)	2	76
National Presto Industries Inc.	1	69
Navigant Consulting Inc.	5	106
Navistar International Corp. (a)	11	411
NCI Building Systems Inc. (a)	7	109
Nielsen Holdings Plc	26	724
NL Industries Inc. (a)	1	5
NN Inc.	3	45
Nordson Corp.	4	521
Norfolk Southern Corp.	11	2,017
Northrop Grumman Systems Corp.	6	1,954
Northwest Pipe Co. (a)	1	20
NOW Inc. (a)	12	196
NV5 Holdings Inc. (a)	1	60
nVent Electric Plc	7	188
Old Dominion Freight Line Inc.	6	973
Orion Group Holdings Inc. (a)	2	12
Oshkosh Corp.	8	540
Owens Corning Inc.	9	508
PACCAR Inc.	15	1,012

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
PAM Transportation Services Inc. (a)	—	19
Parker Hannifin Corp.	5	856
Park-Ohio Holdings Corp.	1	49
Patrick Industries Inc. (a)	3	190
Pentair Plc	10	432
Performant Financial Corp. (a)	4	7
PGT Innovations Inc. (a)	6	134
Pitney Bowes Inc.	16	110
Powell Industries Inc.	1	39
Preformed Line Products Co.	—	13
Primoris Services Corp.	6	141
Proto Labs Inc. (a)	2	379
Quad/Graphics Inc. - Class A	4	93
Quanex Building Products Corp.	4	66
Quanta Services Inc. (a)	12	401
Radiant Logistics Inc. (a)	3	20
Raven Industries Inc.	2	111
Raytheon Co.	8	1,698
RBC Bearings Inc. (a)	2	304
Regal-Beloit Corp.	4	363
Republic Services Inc.	12	836
Resources Connection Inc.	4	73
REV Group Inc. (b)	2	37
Rexnord Corp. (a)	12	365
Roadrunner Transportation Systems Inc. (a)	4	3
Robert Half International Inc.	8	585
Rockwell Automation Inc.	6	1,053
Rockwell Collins Inc.	12	1,743
Rollins Inc.	9	546
Roper Industries Inc.	2	690
Rush Enterprises Inc. - Class A	5	198
Ryder System Inc.	8	569
Saia Inc. (a)	3	204
Schneider National Inc. - Class B	3	86
Sensata Technologies Holding Plc (a)	13	646
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	5	345
SiteOne Landscape Supply Inc. (a)	2	187
SkyWest Inc.	6	335
Snap-On Inc.	4	760
Southwest Airlines Co.	27	1,716
SP Plus Corp. (a)	2	76
Spartan Motors Inc.	4	60
Sparton Corp. (a)	1	14
Spirit Aerosystems Holdings Inc. - Class A	7	655
Spirit Airlines Inc. (a)	9	428
SPX Corp. (a)	3	96
SPX Flow Technology USA Inc. (a)	5	234
Standex International Corp.	1	113
Stanley Black & Decker Inc.	4	615
Steel Connect Inc. (a)	6	12
Steelcase Inc. - Class A	9	171
Stericycle Inc. (a)	6	364
Sterling Construction Co. Inc. (a)	3	39
Sun Hydraulics Corp.	3	164
Team Inc. (a) (b)	3	65
Teledyne Technologies Inc. (a)	2	397
Tennant Co.	2	133
Terex Corp.	7	261
Tetra Tech Inc.	6	376
Textainer Group Holdings Ltd. (a)	3	34
Textron Inc.	18	1,274
Thermon Group Holdings Inc. (a)	3	69
Timken Co.	9	455
Titan International Inc.	6	45
Titan Machinery Inc. (a)	1	20
Toro Co.	9	526
TransDigm Group Inc. (a)	2	745
TransUnion LLC	8	561
Trex Co. Inc. (a)	5	368
TriMas Corp. (a)	4	128
TriNet Group Inc. (a)	5	297
Trinity Industries Inc.	11	420
Triton International Ltd. - Class A	10	341
Triumph Group Inc.	7	175
	Shares/Par[1]	Value ($)
TrueBlue Inc. (a)	4	109
Tutor Perini Corp. (a)	5	99
Twin Disc Inc. (a)	1	28
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	171
Union Pacific Corp.	31	4,986
United Continental Holdings Inc. (a)	32	2,829
United Parcel Service Inc. - Class B	30	3,446
United Rentals Inc. (a)	8	1,228
United Technologies Corp.	29	3,997
Univar Inc. (a)	14	423
Universal Forest Products Inc.	6	213
Universal Logistics Holdings Inc.	2	84
US Ecology Inc.	2	142
USA Truck Inc. (a)	1	22
USG Corp.	16	705
Valmont Industries Inc.	2	341
Vectrus Inc. (a)	1	40
Verisk Analytics Inc. (a)	9	1,127
Veritiv Corp. (a)	2	61
Viad Corp.	2	128
Vicor Corp. (a)	1	64
VSE Corp.	1	40
Wabash National Corp.	7	135
WABCO Holdings Inc. (a)	3	374
Wabtec Corp.	4	405
WageWorks Inc. (a)	3	110
Waste Management Inc.	19	1,680
Watsco Inc.	2	399
Watts Water Technologies Inc. - Class A	3	220
Welbilt Inc. (a)	13	277
Werner Enterprises Inc.	8	292
Wesco Aircraft Holdings Inc. (a)	9	102
WESCO International Inc. (a)	5	304
Willdan Group Inc. (a)	1	33
Williams Industrial Services Group Inc. (a)	—	1
Woodward Governor Co.	6	452
WW Grainger Inc.	3	1,252
Xerium Technologies Inc. (a)	1	17
XPO Logistics Inc. (a)	13	1,502
Xylem Inc.	9	750
YRC Worldwide Inc. (a)	4	33
		167,815
Information Technology 20.6%
3D Systems Corp. (a) (b)	3	51
Accenture Plc - Class A	27	4,542
ACI Worldwide Inc. (a)	11	301
Acxiom Holdings (a)	7	344
Adobe Systems Inc. (a)	14	3,724
ADTRAN Inc.	6	97
Advanced Energy Industries Inc. (a)	5	278
Advanced Micro Devices Inc. (a) (b)	29	881
Agilysys Inc. (a)	1	13
Akamai Technologies Inc. (a)	8	606
Alliance Data Systems Corp.	3	780
Alpha & Omega Semiconductor Ltd. (a)	3	38
Ambarella Inc. (a) (b)	1	39
Amdocs Ltd.	9	586
American Software Inc. - Class A	2	22
Amkor Technology Inc. (a)	29	218
Amphenol Corp. - Class A	11	1,067
Amtech Systems Inc. (a)	1	5
Analog Devices Inc.	6	568
Anixter International Inc. (a)	3	236
Ansys Inc. (a)	3	513
Apple Inc.	226	51,017
Applied Materials Inc.	39	1,497
Applied Optoelectronics Inc. (a) (b)	1	25
Arista Networks Inc. (a)	2	521
ARRIS International Plc (a)	19	500
Arrow Electronics Inc. (a)	7	540
ASGN Inc. (a)	6	475
Aspen Technology Inc. (a)	8	857
Atlassian Corp. Plc - Class A (a)	1	88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Autodesk Inc. (a)	3	493
Automatic Data Processing Inc.	19	2,850
Avid Technology Inc. (a)	3	20
AVX Corp.	12	214
Axcelis Technologies Inc. (a)	3	59
AXT Inc. (a)	1	6
Badger Meter Inc.	3	139
Bel Fuse Inc. - Class B	1	36
Belden Inc.	5	349
Benchmark Electronics Inc.	7	155
Black Box Corp. (a)	2	2
Black Knight Inc. (a)	7	374
Blackbaud Inc.	3	295
Booz Allen Hamilton Holding Corp. - Class A	12	610
Bottomline Technologies Inc. (a)	2	138
Broadcom Inc.	10	2,379
Broadridge Financial Solutions Inc.	7	872
Brooks Automation Inc.	7	244
CA Inc.	30	1,314
Cabot Microelectronics Corp.	2	245
CACI International Inc. - Class A (a)	2	459
Cadence Design Systems Inc. (a)	14	631
CalAmp Corp. (a)	3	63
Calix Inc. (a)	6	46
Cardtronics Plc - Class A (a)	6	199
Cass Information Systems Inc.	1	68
CDK Global Inc.	7	445
CDW Corp.	11	946
CEVA Inc. (a)	1	23
Ciena Corp. (a)	13	404
Cirrus Logic Inc. (a)	8	313
Cisco Systems Inc.	156	7,582
Citrix Systems Inc. (a)	8	834
Clearfield Inc. (a)	1	8
Cognex Corp.	9	479
Cognizant Technology Solutions Corp. - Class A	15	1,172
Coherent Inc. (a)	2	296
Cohu Inc.	4	88
CommScope Holding Co. Inc. (a)	11	341
Communications Systems Inc.	1	4
Computer Task Group Inc. (a)	3	14
Comtech Telecommunications Corp.	1	43
Conduent Inc. (a)	15	327
Control4 Corp. (a)	1	19
Convergys Corp.	14	322
CoreLogic Inc. (a)	10	516
Corning Inc.	30	1,047
Cray Inc. (a)	7	159
CSG Systems International Inc.	4	168
CTS Corp.	3	115
Cyberoptics Corp. (a)	1	12
Cypress Semiconductor Corp.	28	413
Daktronics Inc.	5	39
Dell Technologies Inc. - Class V (a)	6	608
Diebold Nixdorf Inc. (b)	8	35
Digi International Inc. (a)	4	49
Diodes Inc. (a)	6	214
Dolby Laboratories Inc.	4	311
DSP Group Inc. (a)	1	12
DXC Technology Co.	8	735
Eastman Kodak Co. (a) (b)	4	13
EchoStar Corp. - Class A (a)	4	193
Electro Scientific Industries Inc. (a)	3	45
Electronics for Imaging Inc. (a)	4	127
Ellie Mae Inc. (a)	2	164
Emcore Corp. (a)	3	16
Entegris Inc.	14	413
EPAM Systems Inc. (a)	2	291
ePlus Inc. (a)	2	156
Euronet Worldwide Inc. (a)	5	452
EVERTEC Inc.	3	74
ExlService Holdings Inc. (a)	3	211
F5 Networks Inc. (a)	4	793
Fabrinet (a)	5	218
Fair Isaac Corp. (a)	2	572
	Shares/Par[1]	Value ($)
FARO Technologies Inc. (a)	2	114
Fidelity National Information Services Inc.	10	1,098
Finisar Corp. (a)	11	218
First Data Corp. - Class A (a)	20	478
First Solar Inc. (a)	4	202
Fiserv Inc. (a)	18	1,480
FitBit Inc. - Class A (a) (b)	12	65
FleetCor Technologies Inc. (a)	4	963
Flex Ltd. (a)	53	696
FLIR Systems Inc.	7	452
FormFactor Inc. (a)	8	108
Fortinet Inc. (a)	4	408
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	2	257
Genpact Ltd.	21	633
Global Payments Inc.	6	747
Globalscape Inc.	—	2
Globant SA (a)	3	150
GSI Technology Inc. (a)	1	6
Guidewire Software Inc. (a)	2	227
Hackett Group Inc.	3	65
Harmonic Inc. (a)	10	57
Hewlett Packard Enterprise Co.	40	647
HP Inc.	51	1,313
HubSpot Inc. (a)	1	104
II-VI Inc. (a)	6	288
Inphi Corp. (a) (b)	2	93
Insight Enterprises Inc. (a)	4	206
Integrated Device Technology Inc. (a)	10	464
Intel Corp.	217	10,251
InterDigital Inc.	5	419
International Business Machines Corp.	39	5,936
Intevac Inc. (a)	1	5
Intuit Inc.	10	2,318
IPG Photonics Corp. (a)	3	418
Itron Inc. (a)	2	160
Jabil Inc.	24	648
Jack Henry & Associates Inc.	4	625
Juniper Networks Inc.	25	755
Kemet Corp. (a)	3	60
Key Tronic Corp. (a)	—	3
Keysight Technologies Inc. (a)	6	407
Kimball Electronics Inc. (a)	3	52
KLA-Tencor Corp.	9	910
Knowles Corp. (a)	9	154
Kopin Corp. (a) (b)	3	8
Kulicke & Soffa Industries Inc.	9	206
KVH Industries Inc. (a)	2	20
Lam Research Corp.	6	933
Lattice Semiconductor Corp. (a)	7	59
Leidos Holdings Inc.	10	720
Littelfuse Inc.	2	332
Lumentum Holdings Inc. (a) (b)	2	149
Luxoft Holding Inc. - Class A (a)	2	79
M/A-COM Technology Solutions Holdings Inc. (a) (b)	2	49
Magnachip Semiconductor Corp. (a) (b)	4	40
Manhattan Associates Inc. (a)	5	288
Mantech International Corp. - Class A	3	168
Marvell Technology Group Ltd.	24	467
MasterCard Inc. - Class A	41	9,186
Maxim Integrated Products Inc.	14	762
MAXIMUS Inc.	7	487
MaxLinear Inc. - Class A (a) (b)	5	90
Maxwell Technologies Inc. (a) (b)	3	11
Mesa Laboratories Inc.	—	24
Methode Electronics Inc.	4	145
Microchip Technology Inc. (b)	7	516
Micron Technology Inc. (a)	78	3,538
Microsoft Corp.	276	31,526
MicroStrategy Inc. - Class A (a)	1	122
MKS Instruments Inc.	5	413
MoneyGram International Inc. (a)	6	30
Monolithic Power Systems Inc.	1	167
Monotype Imaging Holdings Inc.	4	72
Motorola Solutions Inc.	7	864

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
MTS Systems Corp.	2	83
Nanometrics Inc. (a)	2	64
National Instruments Corp.	4	203
NCR Corp. (a)	15	415
NeoPhotonics Corp. (a)	3	26
NetApp Inc.	17	1,448
NetGear Inc. (a)	3	198
NetScout Systems Inc. (a)	8	206
NIC Inc.	5	74
Novanta Inc. (a)	3	219
Nuance Communications Inc. (a)	20	339
Nutanix Inc. - Class A (a)	1	56
NVE Corp.	—	49
Nvidia Corp.	21	5,860
Oclaro Inc. (a)	9	80
ON Semiconductor Corp. (a)	41	747
OneSpan Inc. (a)	3	64
Oracle Corp.	71	3,635
OSI Systems Inc. (a)	2	131
Palo Alto Networks Inc. (a)	2	355
Park Electrochemical Corp.	2	42
Paychex Inc.	15	1,091
Paycom Software Inc. (a) (b)	4	686
Paylocity Holding Corp. (a)	2	130
PayPal Holdings Inc. (a)	22	1,959
PC Connection Inc.	3	120
PCM Inc. (a)	1	21
PDF Solutions Inc. (a)	2	21
Pegasystems Inc.	1	38
Perceptron Inc. (a)	1	11
Perficient Inc. (a)	3	89
Perspecta Inc.	4	112
PFSweb Inc. (a)	2	17
Photronics Inc. (a)	7	69
Plantronics Inc.	3	185
Plexus Corp. (a)	3	199
Power Integrations Inc.	2	113
Presidio Inc.	2	37
PRGX Global Inc. (a)	1	8
Progress Software Corp.	4	145
Proofpoint Inc. (a)	1	149
PTC Inc. (a)	3	297
Pure Storage Inc. - Class A (a)	6	167
QAD Inc. - Class A	1	35
Qorvo Inc. (a)	4	343
QUALCOMM Inc.	29	2,077
Qualys Inc. (a)	2	205
Rambus Inc. (a)	10	107
RealNetworks Inc. (a)	2	6
RealPage Inc. (a)	5	340
Red Hat Inc. (a)	7	920
Reis Inc.	1	14
Ribbon Communications Inc. (a)	5	31
Richardson Electronics Ltd.	1	5
Rogers Corp. (a)	2	262
Rubicon Project Inc. (a)	3	11
Rudolph Technologies Inc. (a)	3	81
Sabre Corp.	28	732
Salesforce.com Inc. (a)	7	1,129
Sanmina Corp. (a)	8	209
ScanSource Inc. (a)	3	101
Science Applications International Corp.	4	344
SeaChange International Inc. (a)	2	4
Seagate Technology	17	804
Semtech Corp. (a)	6	315
ServiceNow Inc. (a)	3	515
ServiceSource International Inc. (a)	1	2
Sigma Designs Inc.	4	1
Silicon Laboratories Inc. (a)	1	117
Skyworks Solutions Inc.	10	909
SolarEdge Technologies Inc. (a) (b)	3	103
Splunk Inc. (a)	2	291
SS&C Technologies Holdings Inc.	12	691
Stratasys Ltd. (a)	5	120
Super Micro Computer Inc. (a)	4	91
	Shares/Par[1]	Value ($)
Sykes Enterprises Inc. (a)	5	142
Symantec Corp.	12	257
Synaptics Inc. (a)	4	162
Synchronoss Technologies Inc. (a)	4	29
SYNNEX Corp.	5	396
Synopsys Inc. (a)	3	315
Syntel Inc. (a)	10	404
Systemax Inc.	2	56
Tableau Software Inc. - Class A (a)	2	186
Take-Two Interactive Software Inc. (a)	3	424
TE Connectivity Ltd.	13	1,166
Tech Data Corp. (a)	2	179
TeleNav Inc. (a)	3	17
Teradata Corp. (a)	14	523
Teradyne Inc.	13	470
Tessco Technologies Inc.	1	10
Texas Instruments Inc.	43	4,587
TiVo Corp.	13	156
Total System Services Inc.	10	978
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	209
Trimble Inc. (a)	6	269
TTEC Holdings Inc.	4	111
TTM Technologies Inc. (a)	10	158
Tyler Technologies Inc. (a)	1	289
Ubiquiti Networks Inc. (b)	5	469
Ultimate Software Group Inc. (a)	1	232
Ultra Clean Holdings Inc. (a)	3	37
Unisys Corp. (a) (b)	4	80
Universal Display Corp. (b)	3	345
Veeco Instruments Inc. (a)	5	53
Verint Systems Inc. (a)	5	252
Versum Materials Inc.	9	341
ViaSat Inc. (a) (b)	5	314
Viavi Solutions Inc. (a)	23	260
Virtusa Corp. (a)	2	115
Visa Inc. - Class A	66	9,946
Vishay Intertechnology Inc. (b)	13	271
Vishay Precision Group Inc. (a)	1	26
VMware Inc. - Class A (a)	1	234
Web.com Group Inc. (a)	5	147
Western Digital Corp.	16	934
Western Union Co.	28	538
WEX Inc. (a)	5	942
Workday Inc. - Class A (a)	1	217
Worldpay Inc. - Class A (a)	5	474
Xcerra Corp. (a)	6	79
Xerox Corp.	20	545
Xilinx Inc.	11	902
Xperi Corp.	5	69
Zebra Technologies Corp. - Class A (a)	5	897
Zendesk Inc. (a)	1	66
Zix Corp. (a)	3	18
		251,833
Materials 3.8%
AdvanSix Inc. (a)	3	112
Air Products & Chemicals Inc.	5	766
AK Steel Holding Corp. (a) (b)	31	152
Albemarle Corp. (b)	4	390
Alcoa Corp. (a)	16	632
Allegheny Technologies Inc. (a) (b)	11	319
American Vanguard Corp.	4	64
Ampco-Pittsburgh Corp. (a)	1	5
AptarGroup Inc.	8	827
Ashland Global Holdings Inc.	4	367
Avery Dennison Corp.	6	606
Axalta Coating Systems Ltd. (a)	21	599
Balchem Corp.	2	268
Ball Corp.	15	679
Bemis Co. Inc.	9	418
Berry Global Group Inc. (a)	9	437
Boise Cascade Co.	4	156
Cabot Corp.	7	426
Carpenter Technology Corp.	5	301

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Celanese Corp. - Class A	8	954
Century Aluminum Co. (a)	8	102
CF Industries Holdings Inc.	17	926
Chase Corp.	1	154
Chemours Co.	12	474
Clearwater Paper Corp. (a)	2	59
Cleveland-Cliffs Inc. (a)	27	342
Coeur d'Alene Mines Corp. (a)	12	62
Commercial Metals Co.	10	211
Compass Minerals International Inc. (b)	4	263
Core Molding Technologies Inc.	1	5
Crown Holdings Inc. (a)	10	461
Domtar Corp.	6	323
DowDuPont Inc.	36	2,312
Eagle Materials Inc.	3	284
Eastman Chemical Co.	15	1,412
Ecolab Inc.	9	1,425
Ferro Corp. (a)	9	202
Ferroglobe Plc	10	85
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a)	1	4
FMC Corp.	3	265
Freeport-McMoRan Inc. - Class B	90	1,251
FutureFuel Corp.	4	67
GCP Applied Technologies Inc. (a)	7	178
Gold Resource Corp.	4	23
Graphic Packaging Holding Co.	44	613
Greif Inc. - Class A	3	175
Greif Inc. - Class B	1	60
Hawkins Inc.	1	40
Haynes International Inc.	2	54
HB Fuller Co.	4	215
Hecla Mining Co.	40	112
Huntsman Corp.	27	737
Ingevity Corp. (a)	3	355
Innophos Holdings Inc.	2	85
Innospec Inc.	2	173
International Flavors & Fragrances Inc.	3	454
International Paper Co.	15	722
Intrepid Potash Inc. (a)	2	6
Kaiser Aluminum Corp.	1	120
KapStone Paper and Packaging Corp.	11	383
KMG Chemicals Inc.	1	86
Koppers Holdings Inc. (a)	2	72
Kraton Corp. (a)	4	207
Kronos Worldwide Inc.	8	136
Louisiana-Pacific Corp.	19	492
LSB Industries Inc. (a)	3	26
LyondellBasell Industries NV - Class A	14	1,457
Martin Marietta Materials Inc.	3	635
Materion Corp.	2	123
Mercer International Inc.	7	119
Minerals Technologies Inc.	3	237
Mosaic Co.	14	449
Myers Industries Inc.	3	81
Neenah Inc.	2	149
NewMarket Corp.	1	421
Newmont Mining Corp.	17	527
Nucor Corp.	15	963
Olin Corp.	17	427
Olympic Steel Inc.	1	22
Omnova Solutions Inc. (a)	4	40
Owens-Illinois Inc. (a)	22	409
P.H. Glatfelter Co.	4	86
Packaging Corp. of America	8	864
Platform Specialty Products Corp. (a)	30	378
PolyOne Corp.	12	539
PPG Industries Inc.	9	1,035
PQ Group Holdings Inc. (a)	4	71
Praxair Inc.	11	1,831
Quaker Chemical Corp.	1	236
Rayonier Advanced Materials Inc.	6	105
Reliance Steel & Aluminum Co.	6	523
Resolute Forest Products Inc. (a)	8	110
	Shares/Par[1]	Value ($)
Royal Gold Inc.	4	320
RPM International Inc.	10	638
Ryerson Holding Corp. (a)	3	29
Schnitzer Steel Industries Inc. - Class A	3	72
Schweitzer-Mauduit International Inc.	3	116
Scotts Miracle-Gro Co. - Class A (b)	7	547
Sealed Air Corp.	11	448
Sensient Technologies Corp.	4	306
Sherwin-Williams Co.	3	1,342
Silgan Holdings Inc.	16	433
Sonoco Products Co.	11	637
Southern Copper Corp.	3	127
Steel Dynamics Inc.	24	1,083
Stepan Co.	2	214
Summit Materials Inc. - Class A (a)	12	213
SunCoke Energy Inc. (a)	8	92
TimkenSteel Corp. (a)	4	67
Trecora Resources (a)	2	26
Tredegar Corp.	3	60
Trinseo SA	6	483
Tronox Ltd. - Class A	10	120
UFP Technologies Inc. (a)	—	11
United States Lime & Minerals Inc.	—	39
United States Steel Corp.	17	523
Universal Stainless & Alloy Products Inc. (a)	1	18
US Concrete Inc. (a) (b)	2	100
Valvoline Inc.	18	380
Verso Corp. - Class A (a)	2	79
Vulcan Materials Co.	4	489
Warrior Met Coal Inc.	1	33
Westlake Chemical Corp.	5	379
WestRock Co.	8	437
Worthington Industries Inc.	6	249
WR Grace & Co.	5	393
		47,031
Real Estate 0.3%
Alexander & Baldwin Inc.	8	173
Altisource Portfolio Solutions SA (a) (b)	1	45
CBRE Group Inc. - Class A (a)	19	821
Consolidated-Tomoka Land Co.	—	27
CorePoint Lodging Inc.	6	110
Forestar Group Inc. (a)	—	8
FRP Holdings Inc. (a)	—	12
HFF Inc. - Class A	5	218
Howard Hughes Corp. (a)	3	399
Jones Lang LaSalle Inc.	3	485
Kennedy-Wilson Holdings Inc.	13	284
Marcus & Millichap Inc. (a)	4	145
Rafael Holdings Inc. - Class B (a)	1	12
RE/MAX Holdings Inc. - Class A	2	77
Realogy Holdings Corp. (b)	16	328
RMR Group Inc. - Class A	2	176
St. Joe Co. (a)	5	79
Stratus Properties Inc. (a)	—	14
Tejon Ranch Co. (a)	3	67
		3,480
Utilities 2.7%
AES Corp.	36	507
Allete Inc.	4	316
Alliant Energy Corp.	9	382
Ameren Corp.	10	611
American Electric Power Co. Inc.	13	943
American States Water Co.	4	233
American Water Works Co. Inc.	7	591
Aqua America Inc.	12	449
Artesian Resources Corp. - Class A	1	34
Atlantica Yield Plc	9	176
Atmos Energy Corp.	4	421
Avangrid Inc.	5	227
Avista Corp.	7	337
Black Hills Corp.	6	342
California Water Service Group	5	210
CenterPoint Energy Inc.	17	482
Chesapeake Utilities Corp.	2	132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Clearway Energy Inc. - Class A	4	69
Clearway Energy Inc. - Class C	6	120
CMS Energy Corp.	11	515
Connecticut Water Services Inc.	1	87
Consolidated Edison Inc.	9	666
Consolidated Water Co. Ltd.	2	26
Dominion Energy Inc.	18	1,239
DTE Energy Co.	7	780
Duke Energy Corp.	19	1,493
Edison International	9	598
El Paso Electric Co.	4	221
Entergy Corp.	7	578
Evergy Inc.	12	668
Eversource Energy	12	740
Exelon Corp.	25	1,112
FirstEnergy Corp.	17	637
Genie Energy Ltd. - Class B	2	11
Hawaiian Electric Industries Inc.	11	378
IDACORP Inc.	5	478
MDU Resources Group Inc.	19	484
MGE Energy Inc.	3	212
Middlesex Water Co.	2	75
National Fuel Gas Co.	8	467
New Jersey Resources Corp.	8	385
NextEra Energy Inc.	13	2,226
NiSource Inc.	14	348
Northwest Natural Gas Co.	2	165
NorthWestern Corp.	5	266
NRG Energy Inc.	18	656
OGE Energy Corp.	8	309
ONE Gas Inc.	5	416
Ormat Technologies Inc.	5	285
Otter Tail Corp.	4	175
Pattern Energy Group Inc. - Class A	9	187
PG&E Corp.	14	643
Pinnacle West Capital Corp.	5	402
PNM Resources Inc.	7	288
Portland General Electric Co.	9	391
PPL Corp.	18	529
Public Service Enterprise Group Inc.	14	719
SCANA Corp.	6	221
Sempra Energy	5	621
SJW Corp.	2	118
South Jersey Industries Inc. (b)	8	277

	Shares/Par[1]	Value ($)
Southern Co.	28	1,225
Southwest Gas Corp.	5	358
Spark Energy Inc. - Class A (b)	1	12
Spire Inc.	4	319
UGI Corp.	8	441
Unitil Corp.	1	71
Vectren Corp.	8	581
Vistra Energy Corp. (a)	17	433
WEC Energy Group Inc.	9	608
Xcel Energy Inc.	14	658
York Water Co.	1	45
		32,425
Total Common Stocks (cost $823,204)		1,218,522
RIGHTS 0.0%
A. Schulman Inc. (a) (c) (d) (e)	3	5
First Eagle Holdings Inc. (a) (c) (e)	4	1
Nexstar Broadcasting Inc. (a) (c) (e)	2	—
Total Rights (cost $1)		6
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (g)	1,951	1,951
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (g)	12,376	12,376
Total Short Term Investments (cost $14,327)		14,327
Total Investments 100.9% (cost $837,532)		1,232,855
Other Assets and Liabilities, Net (0.9)%		(11,226)
Total Net Assets 100.0%		1,221,629

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A. Schulman Inc.	08/21/18	—	5	—
Ambac Financial Group Inc.	06/10/14	86	83	—
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		86	88	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.5%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 2.33%, (1M US LIBOR + 0.11%), 01/25/37 (b)	4,215	2,972
Accredited Mortgage Loan Trust
Series 2004-A2-1, 2.82%, (1M US LIBOR + 0.60%), 04/25/34 (b)	545	510
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.52%, (1M US LIBOR + 0.60%), 02/25/36 (b)	12,443	12,370
AIMCO CLO Corp.
Series 2018-D-AA, 4.84%, (3M US LIBOR + 2.55%), 04/17/31 (b) (c)	1,000	989
Alpine Securitization
Series 2005-A3-32T1, REMIC, 3.22%, (1M US LIBOR + 1.00%), 08/25/35 (b)	7,973	6,036
Series 2005-1A1-59, REMIC, 2.50%, (1M US LIBOR + 0.33%), 11/20/35 (b)	7,003	6,853
Series 2006-A1B-OA12, REMIC, 2.36%, (1M US LIBOR + 0.19%), 09/20/46 (b)	4,035	3,577
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 2.49%, (1M US LIBOR + 0.27%), 11/25/35 (b)	3,466	2,424
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.53%, (6M US LIBOR + 2.00%), 02/25/45 (b)	91	91
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 2.69%, (1M US LIBOR + 0.71%), 10/25/35 (b)	181	181
Apidos CLO XII
Series 2013-DR-12A, 4.94%, (3M US LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	989
Apidos CLO XXI
Series 2015-CR-21A, 4.78%, (3M US LIBOR + 2.45%), 07/18/27 (b) (c)	500	497
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,806	2,780
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.53%, (3M US LIBOR + 1.19%), 04/17/26 (b) (c)	6,174	6,174
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 2.58%, (1M US LIBOR + 0.36%), 10/25/35 (b)	1,320	1,325
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.21%, (1M US LIBOR + 3.05%), 12/15/19 (b) (c)	3,872	3,889
Atrium XIII LLC
Series D-13A, 5.05%, (3M US LIBOR + 2.70%), 11/21/30 (b) (c)	1,000	989
Atrium XIV LLC
Series D-14A, 5.29%, (3M US LIBOR + 2.95%), 08/23/30 (b) (c)	1,000	996
Babson CLO Ltd.
Series 2016-DR-1A, 5.25%, (3M US LIBOR + 3.05%), 07/23/30 (b) (c)	1,000	1,000
Series 2015-DR-IA, 4.95%, (3M US LIBOR + 2.60%), 01/20/31 (b) (c)	1,280	1,261
BABSON CLO Ltd. 2018-3A
Series 2018-D-3A, 4.97%, (3M US LIBOR + 2.90%), 07/20/29 (b) (c)	500	497
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.79%, 02/20/35 (b)	733	737
Series 2005-A1-D, REMIC, 4.20%, 05/25/35 (b)	8,699	9,167
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Barings CLO Ltd.
Series 2018-C-1A, 4.94%, (3M US LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	989
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.88%, (1M US LIBOR + 0.72%), 03/15/20 (b) (c)	2,771	2,769
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (c)	8,838	8,824
	Shares/Par[1]	Value ($)
Series 2017-C-DELC, REMIC, 3.36%, (1M US LIBOR + 1.20%), 08/15/19 (b) (c)	6	6
Series 2017-D-DELC, REMIC, 3.86%, (1M US LIBOR + 1.70%), 08/15/19 (b) (c)	34	34
Series 2017-E-DELC, REMIC, 4.66%, (1M US LIBOR + 2.50%), 08/15/19 (b) (c)	87	87
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/05/36 (b) (c)	6,436	68
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/05/36 (b) (c)	11,689	399
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	989	1,007
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	879	700
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (b) (c)	234	224
Series 2010-5A3-RR11, REMIC, 3.70%, 03/27/37 (b) (c)	7,822	6,745
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	4,827	3,986
Series 2012-6A6-RR1, REMIC, 2.27%, 12/26/46 (b) (c)	14,649	13,782
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	1
Series 2002-1A2-11, REMIC, 3.63%, 02/25/33 (b)	2	2
Series 2002-1A1-11, REMIC, 3.82%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 3.83%, 04/25/33 (b)	19	19
Series 2003-4A1-8, REMIC, 4.14%, 01/25/34 (b)	99	99
Series 2004-12A5-1, REMIC, 3.93%, 04/25/34 (b)	223	225
Series 2004-2A1-8, REMIC, 4.17%, 11/25/34 (b)	293	295
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.97%, 05/25/35 (b)	230	230
Series 2005-26A1-7, REMIC, 4.16%, 09/25/35 (b)	11,342	8,050
Series 2005-22A1-7, REMIC, 4.19%, 09/25/35 (b)	143	122
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 2.87%, (1M US LIBOR + 0.98%), 03/25/35 (b)	6,972	7,080
Series 2006-1M1-HE1, REMIC, 2.63%, (1M US LIBOR + 0.41%), 12/25/35 (b)	1,230	1,237
Series 2006-A2-4, REMIC, 2.48%, (1M US LIBOR + 0.26%), 10/25/36 (b)	5,830	5,821
Series 2007-1A3-HE3, REMIC, 2.47%, (1M US LIBOR + 0.25%), 01/25/37 (b)	4,624	4,864
Series 2007-1A2-HE3, REMIC, 2.42%, (1M US LIBOR + 0.20%), 04/25/37 (b)	889	1,157
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.11%, 01/26/36 (b)	481	421
Series 2007-A2-EMX1, REMIC, 3.52%, (1M US LIBOR + 1.30%), 03/25/37 (b) (c)	2,947	3,030
Series 2007-2A1-R6, REMIC, 3.53%, 12/26/46 (b)	300	271
BHMS Mortgage Trust
Series 2018-C-ATLS, REMIC, 4.06%, (1M US LIBOR + 1.90%), 07/15/20 (b) (c)	2,375	2,378
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.48%, (1M US LIBOR + 1.32%), 02/15/20 (b) (c)	2,784	2,789
Series 2018-E-BIOA, REMIC, 4.11%, (1M US LIBOR + 1.95%), 02/15/20 (b) (c)	6,960	6,982
BX Trust
Series 2017-D-IMC, 4.41%, (1M US LIBOR + 2.25%), 10/15/19 (b) (c)	3,514	3,523
Series 2017-E-IMC, 5.41%, (1M US LIBOR + 3.25%), 10/15/19 (b) (c)	5,667	5,686
Interest Only, Series 2017-XCP-IMC, 1.12%, 10/15/32 (b) (c)	261,176	—
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.50%, 10/15/22 (b) (c)	3,886	3,894
Series 2017-E-VICI, 4.50%, 10/15/22 (b) (c)	3,886	3,826

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CAL Funding III Ltd.
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (c)	4,708	4,668
Canyon Capital CLO Ltd.
Series 2012-D-1RA, 5.34%, (3M US LIBOR + 3.00%), 07/15/30 (b) (c)	1,500	1,491
Series 2014-CR-1A, 5.09%, (3M US LIBOR + 2.75%), 01/30/31 (b) (c)	1,134	1,122
Series 2018-D-1A, 4.94%, (3M US LIBOR + 2.90%), 07/15/31 (b) (c)	1,000	989
Series 2016-DR-1A, 5.14%, (3M US LIBOR + 2.80%), 07/15/31 (b) (c)	1,000	993
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (c)	2,946	2,938
CD Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD3, REMIC, 1.19%, 02/10/50 (b)	48,548	3,240
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.46%, (1M US LIBOR + 2.30%), 02/15/20 (b) (c)	4,159	4,185
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.52%, 12/25/35 (b)	683	669
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	635	486
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,135	1,121
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (b)	3,239	3,210
Series 2015-D-GC27, REMIC, 4.58%, 01/10/25 (b) (c)	3,365	3,050
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (c)	5,743	4,604
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.86%, 11/25/35 (b)	3,683	3,810
Series 2005-A2A-11, REMIC, 4.82%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 12/25/35 (b)	29	30
Series 2007-A3A-AHL3, REMIC, 2.28%, (1M US LIBOR + 0.06%), 05/25/37 (b)	378	276
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (c) (d)	4,099	4,168
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (c)	3,825	3,801
COMM Mortgage Trust
Series 2018-C-HCLV, 3.70%, 09/15/20 (b) (c)	4,056	4,026
Series 2017-E-PANW, 4.13%, 10/10/24 (b) (c)	5,717	5,374
Series 2017-D-PANW, 4.34%, 10/10/24 (b) (c)	3,425	3,348
Series 2015-C-DC1, REMIC, 4.50%, 01/10/25 (b)	200	195
Series 2015-C-CR23, REMIC, 4.39%, 04/10/25 (b)	2,923	2,870
Interest Only, Series 2014-XA-CR20, REMIC, 1.28%, 11/10/47 (b)	121,180	5,726
Interest Only, Series 2015-XA-CR22, REMIC, 1.11%, 03/10/48 (b)	135,831	5,541
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2017-XA-BNK8, 0.89%, 11/15/50 (b)	150,758	8,190
Cook Park CLO Ltd.
Series 2018-D-1A, 4.95%, (3M US LIBOR + 2.60%), 04/17/30 (b) (c)	2,000	1,978
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 3.15%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	468	465
Series 2006-1A1A-OA17, REMIC, 2.36%, (1M US LIBOR + 0.20%), 12/20/46 (b)	7,174	6,324
Series 2006-A1-OA21, REMIC, 2.36%, (1M US LIBOR + 0.19%), 03/20/47 (b)	5,092	4,514
Series 2007-A1A-OA7, REMIC, 2.40%, (1M US LIBOR + 0.18%), 05/25/47 (b)	321	311
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.37%, (1M US LIBOR + 0.15%), 04/25/34 (b)	1,928	1,859
Series 2004-M1-3, REMIC, 2.97%, (1M US LIBOR + 0.75%), 06/25/34 (b)	101	102
	Shares/Par[1]	Value ($)
Series 2005-M3-BC5, REMIC, 2.72%, (1M US LIBOR + 0.50%), 12/25/35 (b)	5,000	5,010
Series 2007-1A-13, REMIC, 3.06%, (1M US LIBOR + 0.84%), 06/25/36 (b)	2,337	2,197
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,445	2,474
Series 2004-A2-HYB6, REMIC, 3.97%, 11/20/34 (b)	559	567
Series 2004-A3-22, REMIC, 3.58%, 11/25/34 (b)	279	278
Series 2004-1A1-HYB9, REMIC, 3.61%, 02/20/35 (b)	243	244
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,924	1,712
Series 2005-3A2A-HYB9, REMIC, 4.59%, (12M US LIBOR + 1.75%), 02/20/36 (b)	53	51
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	10,000	9,885
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 2.71%, 03/25/32 (b) (c)	30	29
Credit Suisse Mortgage Capital Certificates
Series 2010-4A4-18R, REMIC, 3.50%, 04/26/38 (b) (c)	2,160	2,127
Credit Suisse Mortgage Trust
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (b) (c)	5,200	4,875
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (b) (c)	5,200	4,741
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/15/27 (b)	3,875	3,748
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,064	1,706
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 2.68%, (1M US LIBOR + 0.46%), 04/25/36 (b)	5,400	5,423
Series 2005-2AV-17, REMIC, 2.46%, (1M US LIBOR + 0.24%), 05/25/36 (b)	6,464	6,378
Dryden CLO LVII Ltd.
Series 2018-D-57A, 4.86%, (3M US LIBOR + 2.55%), 05/15/31 (b) (c)	1,000	989
Dryden CLO LX Ltd.
Series 2015-DR-40A, 5.41%, (3M US LIBOR + 3.10%), 08/15/31 (b) (c)	1,000	1,000
Dryden CLO XL Ltd.
Series 2018-D-60A, 5.17%, (3M US LIBOR + 3.00%), 07/15/31 (b) (c)	2,000	2,000
Dryden XXXVI Senior Loan Fund
Series 2014-DR-36A, 6.58%, (3M US LIBOR + 4.24%), 01/15/28 (b) (c)	2,500	2,518
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 2.78%, (1M US LIBOR + 0.56%), 11/25/32 (b)	2	2
Fillmore Park CLO Ltd.
Series 2018-D-1A, 5.15%, 07/15/30 (c)	1,500	1,500
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 3.03%, (1M US LIBOR + 0.81%), 04/25/35 (b) (c)	656	663
Series 2005-A4-FF9, REMIC, 2.58%, (1M US LIBOR + 0.72%), 10/25/35 (b)	2,846	2,772
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 3.72%, 02/25/36 (b)	452	437
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.04%, 10/25/35 (b)	1,136	1,108
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 2.47%, (1M US LIBOR + 0.25%), 12/25/35 (b)	2,782	2,784
Gilbert Park CLO Ltd.
Series 2017-1A-E, 5.29%, (3M US LIBOR + 2.95%), 10/15/30 (b) (c)	1,000	993
Series 2017-1A-E, 8.74%, (3M US LIBOR + 6.40%), 10/15/30 (b) (c)	2,000	2,020
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	3,844	3,853
GoldenTree Loan Management US CLO 1 Ltd.
Series 2018-D-3A, 5.18%, (3M US LIBOR + 2.85%), 04/20/30 (b) (c)	1,000	989

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 3.71%, (3M US LIBOR + 1.37%), 10/29/26 (b) (c)	7,000	7,002
GoldenTree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.73%, (3M US LIBOR + 2.40%), 01/18/31 (b) (c)	1,000	982
Great Wolf Trust
Series 2017-D-WOLF, 4.26%, (1M US LIBOR + 2.10%), 09/15/19 (b) (c)	1,166	1,170
Series 2017-E-WOLF, 5.26%, (1M US LIBOR + 3.10%), 09/15/19 (b) (c)	1,808	1,817
Series 2017-F-WOLF, 6.23%, (1M US LIBOR + 4.07%), 09/15/19 (b) (c)	962	967
Greenwood Park CLO Ltd.
Series 2018-D-1A, 4.53%, (3M US LIBOR + 2.50%), 04/15/31 (b) (c)	1,000	980
Grippen Park CLO Ltd.
Series 2017-D-1A, REMIC, 5.65%, (3M US LIBOR + 3.30%), 01/20/30 (b) (c)	500	501
GS Mortgage Securities Corp. II
Series 2017-C-GS8, 4.48%, 11/10/27	6,463	6,473
GS Mortgage Securities Trust
Series 2018-A-3PCK, 3.60%, 09/15/21 (b) (c)	1,340	1,340
Series 2016-WMB-GS3, 3.60%, 10/10/49 (c)	9,000	8,748
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (b)	112,702	3,954
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.36%, (1M US LIBOR + 0.14%), 06/25/36 (b)	1,413	1,381
Series 2007-A1-HS1, REMIC, 3.07%, (1M US LIBOR + 0.85%), 02/25/37 (b)	1,954	1,964
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.90%, 09/25/35 (b)	380	387
Series 2005-6A1-AR7, REMIC, 4.18%, 11/25/35 (b)	121	123
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.61%, (1M US LIBOR + 0.44%), 05/19/35 (b)	78	78
Series 2005-3A1-4, REMIC, 4.07%, 07/19/35 (b)	297	281
Harbour Aircraft Investments Ltd.
Series 2017-A-1, 4.00%, 11/15/24 (e)	13,712	13,613
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (c)	1,980	1,955
Helios Issuer LLC
Series 2017-A-1A, 4.94%, 09/20/23 (c)	2,782	2,838
Highbridge Loan Management Ltd.
Series 8A-DR-2016, 5.25%, (3M US LIBOR + 2.90%), 07/22/30 (b) (c)	2,500	2,500
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (c)	10,000	9,672
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 3.27%, (1M US LIBOR + 1.05%), 07/25/35 (b)	860	865
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.58%, (1M US LIBOR + 0.36%), 12/25/35 (b)	3,000	3,013
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.51%, (1M US LIBOR + 2.35%), 08/09/20 (b) (c)	9,183	9,212
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 3.45%, 01/25/32 (b)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.90%, 08/25/35 (b)	1,734	1,545
Series 2005-1A1-AR31, REMIC, 3.76%, 01/25/36 (b)	352	309
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.05%, 10/15/50 (b)	96,797	5,838
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (b) (c)	5,248	5,105
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.46%, (1M US LIBOR + 0.24%), 05/25/36 (b)	4,569	4,418
	Shares/Par[1]	Value ($)
Series 2007-MV6-CH1, REMIC, 2.77%, (1M US LIBOR + 0.55%), 11/25/36 (b)	2,414	2,326
Series 2007-MV1-CH2, REMIC, 2.50%, (1M US LIBOR + 0.28%), 01/25/37 (b)	4,800	4,623
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	81	66
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	775	809
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/14/19 (b) (c)	5,248	5,201
LCM XIV LP
Series DR-14A, 5.15%, (3M US LIBOR + 2.75%), 07/20/31 (b) (c)	2,000	1,985
LCM XV Ltd.
Series DR-15A, 6.06%, (3M US LIBOR + 3.70%), 07/20/30 (b) (c)	2,750	2,771
LCM XX LP
Series DR-20A, 5.14%, 10/20/27 (b) (c) (e)	1,000	1,000
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c) (d)	48,268	48,075
Lehman XS Trust
Series 2005-1A3-4, REMIC, 3.02%, (1M US LIBOR + 0.80%), 10/25/35 (b)	1,298	1,274
Series 2007-3A3-2N, REMIC, 2.39%, (1M US LIBOR + 0.17%), 02/25/37 (b)	7,554	6,301
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 2.78%, (1M US LIBOR + 0.56%), 09/25/34 (b)	198	191
Long Point Park CLO Ltd.
Series 2017-C-1A, 4.74%, (3M US LIBOR + 2.40%), 01/17/30 (b) (c)	1,000	986
Magnetite XIV-R Ltd.
Series 2015-D-14RA, 0.00%, (3M US LIBOR + 2.85%), 10/18/31 (b) (c) (e)	1,500	1,500
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.34%, (1M US LIBOR + 4.13%), 12/25/32 (b)	1,398	1,420
Series 2005-M5-WMC1, REMIC, 3.22%, (1M US LIBOR + 1.01%), 03/25/35 (b)	5,005	5,102
Series 2006-A3-AM3, REMIC, 2.39%, (1M US LIBOR + 0.17%), 10/25/36 (b)	3,380	3,249
Series 2007-A2-WMC1, REMIC, 2.27%, (1M US LIBOR + 0.05%), 01/25/37 (b)	330	134
Series 2007-A1-HE2, REMIC, 3.37%, (1M US LIBOR + 1.15%), 08/25/37 (b)	6,588	5,923
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.77%, (1M US LIBOR + 0.49%), 10/20/29 (b)	36	35
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.15%, 05/25/33 (b)	234	235
Series 2005-2A3-A6, REMIC, 2.60%, (1M US LIBOR + 0.38%), 08/25/35 (b)	2,447	2,435
Series 2005-5A-3, REMIC, 2.47%, (1M US LIBOR + 0.25%), 11/25/35 (b)	63	61
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	8,894
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,431
Interest Only, Series 2017-XA-C34, REMIC, 0.97%, 11/15/52 (b)	46,594	2,618
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	490	485
Interest Only, Series 2017-XA-HR2, REMIC, 0.95%, 12/15/50 (b)	25,403	1,485
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 3.12%, (1M US LIBOR + 0.90%), 07/25/32 (b)	510	513
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.48%, (1M US LIBOR + 0.26%), 12/25/35 (b)	3,201	3,165
Mosaic Solar Loans LLC
Series 2017-A-2A, 3.82%, 09/20/42 (c)	9,064	8,930
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (c)	2,273	2,254
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.31%, (1M US LIBOR + 2.15%), 08/15/19 (b) (c)	3,899	3,905

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Myers Park CLO Ltd.
Series 2018-D-1A, 5.36%, (3M US LIBOR + 3.00%), 10/20/30 (b) (c)	1,000	996
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	7,546
Navient Student Loan Trust
Series 2017-A1-3X, 2.52%, (1M US LIBOR + 0.30%), 12/25/19 (b) (c)	4,312	4,315
Neuberger Berman CLO LVII Ltd.
Series 2018-D-27A, 4.94%, (3M US LIBOR + 2.60%), 01/15/30 (b) (c)	1,000	979
Neuberger Berman CLO XVI Ltd.
Series 2017-D-16SA, 4.84%, (3M US LIBOR + 2.50%), 01/15/28 (b) (c)	2,000	1,984
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.73%, (1M US LIBOR + 0.51%), 09/25/35 (b)	1,589	1,594
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 5.14%, 08/25/35 (b)	827	845
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (c)	4,538	4,437
Octagon Investment Partners XV Ltd.
Series 2013-DR-1A, 6.04%, (3M US LIBOR + 3.70%), 07/19/30 (b) (c)	2,500	2,514
Octagon Investment Partners XVI Ltd.
Series 2013-DR-1A, 5.34%, (3M US LIBOR + 3.00%), 07/17/30 (b) (c)	500	500
Octagon Investment Partners XXX Ltd.
Series 2017-C-1A, 5.85%, (3M US LIBOR + 3.50%), 03/17/30 (b) (c)	2,500	2,506
Octagon Investment Partners XXXI Ltd.
Series 2017-DD-1A, 4.85%, (3M US LIBOR + 2.50%), 01/20/30 (b) (c)	1,000	989
Octagon Investment Partners XXXIII Ltd.
Series 2017-C-1A, 5.10%, (3M US LIBOR + 2.75%), 01/20/31 (b) (c)	1,000	989
Series 2017-D-1A, 8.65%, (3M US LIBOR + 6.30%), 01/20/31 (b) (c)	1,000	1,008
Octagon Investment Partners XXXIV Ltd.
Series 2017-D-1A, 6.05%, 07/20/30 (c)	1,282	1,289
Octagon Investment Partners XXXVII Ltd.
Series 2018-C-2A, 5.21%, (3M US LIBOR + 2.85%), 07/25/30 (b) (c)	1,000	989
OHA Credit Funding Ltd.
Series 2018-D-1A, 5.69%, 10/20/30 (b) (c) (e)	1,000	1,000
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,912
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.98%, (1M US LIBOR + 0.77%), 08/25/35 (b)	3,700	3,687
Series 2007-2A2-6, REMIC, 2.35%, (1M US LIBOR + 0.13%), 07/25/37 (b)	950	619
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 2.69%, (1M US LIBOR + 0.71%), 05/25/35 (b)	1,700	1,715
Series 2005-M1-WCW3, REMIC, 2.70%, (1M US LIBOR + 0.48%), 08/25/35 (b)	1,031	1,037
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.62%, (1M US LIBOR + 0.40%), 02/25/34 (b)	12	12
PRPM LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (c)	26,532	26,481
RAMP Trust
Series 2005-M5-EFC1, REMIC, 2.87%, (1M US LIBOR + 0.98%), 05/25/35 (b)	12,706	12,736
RASC Trust
Series 2005-M1-KS1, REMIC, 2.89%, (1M US LIBOR + 0.68%), 02/25/35 (b)	2,512	2,516
Series 2006-AI3-KS9, REMIC, 2.38%, (1M US LIBOR + 0.16%), 09/25/36 (b)	3,466	3,387
Series 2006-1A3-EMX9, REMIC, 2.39%, (1M US LIBOR + 0.17%), 09/25/36 (b)	2,570	2,339
Series 2006-A4-KS7, REMIC, 2.46%, (1M US LIBOR + 0.24%), 09/25/36 (b)	2,083	2,001
	Shares/Par[1]	Value ($)
Series 2007-A3-KS1, REMIC, 2.37%, (1M US LIBOR + 0.15%), 11/25/36 (b)	7,466	7,362
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 2.31%, 02/26/37 (b) (c)	1,322	1,291
Renew Financial LLC
Series 2017-A-2A, 3.22%, 09/22/53 (c)	8,703	8,312
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.70%, 01/25/36 (b)	7,502	6,600
RR Ltd.
Series 2018-C-4A, 5.29%, (3M US LIBOR + 2.95%), 04/15/30 (b) (c)	1,000	993
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 3.19%, (1M US LIBOR + 0.98%), 03/25/35 (b)	237	239
Series 2007-A2A-HE1, REMIC, 2.28%, (1M US LIBOR + 0.06%), 12/25/36 (b)	256	94
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.17%, 10/10/48 (b)	32,576	3,438
SLM Student Loan Trust
Series 2008-A-9, 3.84%, (3M US LIBOR + 1.50%), 04/25/23 (b)	3,037	3,101
SMB Private Education Loan Trust
Series 2017-A-1-A, 2.61%, (1M US LIBOR + 0.45%), 08/15/19 (b) (c)	1,575	1,577
Series 2018-A2B-B, 2.88%, (1M US LIBOR + 0.72%), 01/15/37 (b) (c)	3,500	3,503
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.35%, (1M US LIBOR + 0.13%), 12/25/36 (b)	447	444
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	5,272	5,248
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	3,766	3,763
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (c)	1,952	1,946
Stewart Park CLO Ltd.
Series 2015-DR-1A, 4.94%, (3M US LIBOR + 2.60%), 01/15/30 (b) (c)	2,000	1,963
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.53%, (1M US LIBOR + 0.31%), 01/25/36 (b)	2,347	2,232
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 2.67%, (1M US LIBOR + 0.25%), 07/19/35 (b)	239	228
Series 2007-2A1-AR2, REMIC, 2.48%, (1M US LIBOR + 0.26%), 03/25/37 (b)	673	483
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 2.83%, (1M US LIBOR + 0.66%), 09/19/32 (b)	15	15
Symphony CLO XVI Ltd.
Series 2015-DR-16A, 5.39%, (3M US LIBOR + 3.05%), 10/15/31 (b) (c)	1,000	999
Symphony CLO XVII Ltd.
Series 2016-DR-17A, 4.99%, 04/15/28 (c)	1,000	989
TAL Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (c)	4,417	4,326
Series 2014-A-1A, 3.51%, 02/20/24 (c)	2,817	2,783
THL Credit Wind River CLO Ltd.
Series 2015-ER-2A, 7.89%, 10/15/27 (c)	2,000	2,001
Series 2018-D-2A, 5.11%, (3M US LIBOR + 3.00%), 07/15/30 (b) (c)	2,000	1,996
Series 2018-1, 5.24%, (3M US LIBOR + 2.90%), 07/15/30 (b) (c)	1,500	1,500
Series 2018-1, 7.84%, (3M US LIBOR + 5.50%), 07/15/30 (b) (c)	500	500
Series 2014-DR-2A, 5.24%, (3M US LIBOR + 2.90%), 01/15/31 (b) (c)	1,000	993
Series 2014-ER-2A, 8.09%, (3M US LIBOR + 5.75%), 01/15/31 (b) (c)	1,000	965
Series 2014-DRR-1A, 5.36%, (3M US LIBOR + 3.00%), 07/18/31 (b) (c)	1,000	1,000
Thunderbolt Aircraft Lease Ltd.
Series 2017-A-A, 4.21%, 04/15/24 (c) (d)	5,429	5,466

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Triton Container Finance VI LLC
Series 2018-A-2A, 4.19%, 06/20/28 (c)	1,950	1,946
Series 2018-A-1A, 3.95%, 03/20/43 (c)	4,750	4,703
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (b)	3,298	3,249
Series 2018-C-C8, 4.86%, 02/15/28 (b)	3,776	3,766
Interest Only, Series 2017-XA-C4, REMIC, 1.26%, 10/15/50 (b)	64,243	4,818
Series 2017-C-C5, REMIC, 4.46%, 11/15/50 (b)	5,169	5,026
Series 2017-C-C6, REMIC, 4.60%, 12/15/50 (b)	3,866	3,805
Interest Only, Series 2018-XA-C9, REMIC, 1.06%, 03/15/51 (b)	57,923	3,999
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,959	6,964
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (c)	2,000	1,980
Series 2018-C-1A, 3.41%, 02/15/23 (c)	2,000	1,973
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	135	143
Voya CLO 2018-2 Ltd.
Series 2018-D-2A, 5.08%, (3M US LIBOR + 2.75%), 07/15/31 (b) (c)	1,000	989
Voya CLO Ltd.
Series 2014-CR2-1A, 5.13%, (3M US LIBOR + 2.80%), 04/18/31 (b) (c)	1,000	993
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 3.77%, 08/25/36 (b)	2,284	2,119
Series 2007-3A3-HY1, REMIC, 3.46%, 02/25/37 (b)	2,048	1,916
Series 2007-4A1-HY1, REMIC, 3.53%, 02/25/37 (b)	184	169
Series 2007-2A3-HY7, REMIC, 3.54%, 07/25/37 (b)	304	272
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 3.14%, 02/25/31 (b)	—	—
Series 2005-1A3A-AR18, REMIC, 3.50%, 01/25/36 (b)	499	506
Series 2002-1A-AR9, REMIC, 3.24%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (b)	56	56
Series 2002-1A-AR17, REMIC, 3.04%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (b)	39	37
Series 2005-A1A1-AR13, REMIC, 2.51%, (1M US LIBOR + 0.29%), 10/25/45 (b)	65	66
Series 2006-1A-AR9, REMIC, 2.67%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (b)	2,522	2,242
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/15/50 (b)	5,073	5,063
Series 2017-C-C41, 4.66%, 11/15/50 (b)	6,601	6,550
Series 2018-D-BXI, REMIC, 3.71%, (1M US LIBOR + 1.56%), 12/15/19 (b) (c)	3,826	3,846
Series 2012-C-LC5, REMIC, 4.69%, 09/15/22 (b)	2,195	2,238
Interest Only, Series 2015-XA-C28, REMIC, 0.85%, 05/15/48 (b)	91,122	3,164
Interest Only, Series 2016-XA-BNK1, REMIC, 1.93%, 08/15/49 (b)	31,553	3,416
Interest Only, Series 2018-XA-C43, REMIC, 0.87%, 03/15/51 (b)	75,053	3,934
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.80%, 01/25/35 (b)	138	143
Series 2006-2A1-AR2, REMIC, 3.96%, 03/25/36 (b)	453	457
Series 2006-2A5-AR2, REMIC, 3.96%, 03/25/36 (b)	1,233	1,254
Series 2006-2A1-AR8, REMIC, 4.39%, 04/25/36 (b)	792	799
Series 2006-1A1-AR10, REMIC, 4.26%, 07/25/36 (b)	2,545	2,569
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.24%, 05/01/26 (c)	8,294	8,289
Total Non-U.S. Government Agency Asset-Backed Securities (cost $810,682)		834,826
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 25.0%
Communication Services 1.6%
AT&T Inc.
5.25%, 03/01/37	6,535	6,457
Axiata SPV 2 Bhd
3.47%, 11/19/20	6,000	5,954
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,650
CB Escrow Corp.
8.00%, 10/15/25 (c)	635	592
CCO Holdings LLC
5.75%, 02/15/26 (c)	405	406
5.00%, 02/01/28 (c)	940	882
Cengage Learning Inc.
9.50%, 06/15/24 (c)	965	835
Charter Communications Operating LLC
4.91%, 07/23/25	4,615	4,688
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	455	418
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (f)	600	619
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	1,400	1,432
CSC Holdings LLC
5.25%, 06/01/24	690	674
Embarq Corp.
8.00%, 06/01/36	685	685
Frontier Communications Corp.
8.50%, 04/15/20	300	303
8.50%, 04/01/26 (c)	385	364
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (c)	1,185	1,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23	335	309
8.50%, 10/15/24 (c)	375	379
Interpublic Group of Cos. Inc.
5.40%, 10/01/48	4,320	4,283
Iridium Communications Inc.
10.25%, 04/15/23 (c)	630	688
Live Nation Entertainment Inc.
5.63%, 03/15/26 (c)	640	648
Match Group Inc.
5.00%, 12/15/27 (c)	975	968
Millicom International Cellular SA
6.00%, 03/15/25	500	502
5.13%, 01/15/28	700	644
Numericable - SFR SA
7.38%, 05/01/26 (c)	665	665
Orange SA
1.63%, 11/03/19	4,425	4,358
Radiate Holdco LLC
6.63%, 02/15/25 (c)	625	585
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	865	858
Sprint Capital Corp.
6.88%, 11/15/28	590	594
Sprint Corp.
7.13%, 06/15/24	875	909
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (c)	4,460	4,458
Telesat Canada
8.88%, 11/15/24 (c)	900	964
T-Mobile USA Inc.
4.50%, 02/01/26	675	643
Verizon Communications Inc.
3.50%, 11/01/24	4,500	4,440
VTR Finance BV
6.88%, 01/15/24 (c)	500	508
		58,675
Consumer Discretionary 1.3%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	1,355	1,299
Alibaba Group Holding Ltd.
2.80%, 06/06/23	300	289

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
American Axle & Manufacturing Inc.
6.25%, 03/15/26	790	776
Argos Merger Sub Inc.
7.13%, 03/15/23 (c)	855	613
Boyne USA Inc.
7.25%, 05/01/25 (c)	1,345	1,423
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c)	670	636
CRC Escrow Issuer LLC
5.25%, 10/15/25 (c)	1,355	1,293
Delta Merger Sub Inc.
6.00%, 09/15/26 (c)	240	243
Dollar Tree Inc.
4.00%, 05/15/25	4,545	4,457
Eldorado Resorts Inc.
6.00%, 04/01/25	725	737
Expedia Inc.
3.80%, 02/15/28	4,700	4,330
Ford Motor Co.
7.45%, 07/16/31	3,870	4,302
Frontdoor Inc.
6.75%, 08/15/26 (c)	465	479
GLP Capital LP
5.75%, 06/01/28	2,635	2,716
Golden Nugget Inc.
6.75%, 10/15/24 (c)	955	969
Hasbro Inc.
3.50%, 09/15/27	4,775	4,436
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	680	657
5.13%, 05/01/26 (c)	4,400	4,379
IRB Holding Corp.
6.75%, 02/15/26 (c) (g)	1,310	1,284
Jeld-Wen Inc.
4.63%, 12/15/25 (c)	670	618
Marriott International Inc.
6.50%, 09/15/26 (c)	150	154
McDonald's Corp.
4.45%, 03/01/47	1,885	1,850
PetSmart Inc.
5.88%, 06/01/25 (c)	175	144
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (g)	2,455	2,278
S.A.C.I. Falabella
3.75%, 04/30/23	700	690
Six Flags Entertainment Corp.
4.88%, 07/31/24 (c)	660	646
Stars Group Holdings BV
7.00%, 07/15/26 (c)	460	475
Tempur Sealy International Inc.
5.50%, 06/15/26	1,345	1,293
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	1,350	1,319
		44,785
Consumer Staples 1.0%
Albertsons Cos. LLC
5.75%, 03/15/25	900	809
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,263
B&G Foods Inc.
5.25%, 04/01/25 (g)	1,390	1,333
BAT Capital Corp.
3.19%, (3M US LIBOR + 0.88%), 08/15/22 (b) (c)	4,689	4,726
CK Hutchison International 17 Ltd.
2.75%, 03/29/23 (c)	3,000	2,854
Embotelladora Andina SA
5.00%, 10/01/23	3,200	3,354
ESAL GmbH
6.25%, 02/05/23	3,100	3,057
JBS Investments GmbH
7.25%, 04/03/24	1,400	1,431
JBS USA Lux SA
6.75%, 02/15/28 (c)	1,015	1,007
	Shares/Par[1]	Value ($)
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (c)	1,370	1,291
Marb BondCo Plc
7.00%, 03/15/24	380	359
Marfrig Holdings Europe BV
6.88%, 01/19/25	3,900	3,604
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (c)	300	293
Minerva Luxembourg SA
6.50%, 09/20/26	2,900	2,713
5.88%, 01/19/28	1,500	1,329
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	1,335	1,286
Post Holdings Inc.
5.50%, 03/01/25 (c)	1,165	1,158
Smithfield Foods Inc.
4.25%, 02/01/27 (c)	4,380	4,117
		36,984
Energy 2.9%
Andeavor Corp.
5.13%, 12/15/26	4,245	4,445
Apache Corp.
4.38%, 10/15/28	2,245	2,207
APT Pipelines Ltd.
4.25%, 07/15/27 (c)	5,000	4,876
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,650	2,652
Calfrac Holdings LP
8.50%, 06/15/26 (c)	345	322
Canacol Energy Ltd.
7.25%, 05/03/25	4,100	3,977
Cheniere Energy Partners LP
5.25%, 10/01/25	1,340	1,340
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	1,000	1,011
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	1,315	1,312
Cosan Luxembourg SA
7.00%, 01/20/27	490	479
CSI Compressco LP
7.50%, 04/01/25 (c)	640	653
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (c)	500	502
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (c)	400	402
Enable Midstream Partners LP
4.40%, 03/15/27	4,370	4,194
4.95%, 05/15/28	290	289
Energy Transfer Partners LP
4.75%, 01/15/26	480	484
EQT Corp.
3.90%, 10/01/27	4,480	4,200
EQT Midstream Partners LP
4.75%, 07/15/23	5,695	5,779
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	695	712
Exterran Energy Solutions LP
8.13%, 05/01/25	410	429
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (c)	490	434
Foresight Energy LLC
11.50%, 04/01/23 (c)	760	676
FTS International Inc.
6.25%, 05/01/22	995	958
Geopark Ltd.
6.50%, 09/21/24	1,900	1,907
Gran Tierra Energy Inc.
6.25%, 02/15/25	3,100	3,015
Gulfport Energy Corp.
6.38%, 05/15/25	1,345	1,327
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	1,280	1,293
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,322	1,372

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
5.75%, 08/01/23	2,590	2,715
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	750	727
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	5,885	7,133
MEG Energy Corp.
7.00%, 03/31/24 (c)	295	268
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (c)	800	799
Nabors Industries Inc.
5.75%, 02/01/25	725	695
NGL Energy Partners LP
7.50%, 11/01/23	100	100
ONGC Videsh Ltd.
4.63%, 07/15/24	2,800	2,778
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	2,000	1,907
Par Petroleum LLC
7.75%, 12/15/25 (c)	655	652
Peabody Energy Corp.
6.00%, 03/31/22 (c)	1,285	1,306
QEP Resources Inc.
5.25%, 05/01/23	640	624
5.63%, 03/01/26 (g)	700	670
Regency Energy Partners LP
4.50%, 11/01/23	4,200	4,260
Reliance Holding USA Inc.
5.40%, 02/14/22	4,000	4,129
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	5,605	5,749
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	5,000	4,880
Sunoco LP
5.50%, 02/15/26 (c)	680	656
Tapstone Energy LLC
9.75%, 06/01/22 (c)	465	434
Targa Resources Partners LP
5.88%, 04/15/26 (c)	720	742
Tecila SA
6.95%, 07/21/27	1,500	1,322
TerraForm Power Operating LLC
4.25%, 01/31/23 (c)	665	652
Transocean Guardian Ltd.
5.88%, 01/15/24 (c)	335	339
Transocean Pontus Ltd.
6.13%, 08/01/25 (c)	305	310
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	888	905
USA Compression Partners LP
6.88%, 04/01/26 (c)	995	1,027
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	540	532
Weatherford International Ltd.
9.88%, 02/15/24 (g)	340	333
Whiting Petroleum Corp.
6.63%, 01/15/26	940	977
YPF SA
8.50%, 07/28/25	4,000	3,910
		102,778
Financials 9.0%
AerCap Ireland Capital Ltd.
3.50%, 01/15/25	4,595	4,329
Altice US Finance I Corp.
5.38%, 07/15/23 (c)	1,175	1,188
American Express Co.
2.50%, 08/01/22	9,515	9,131
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	2,215	2,230
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c) (g)	1,150	1,129
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (c)	1,250	950
AssuredPartners Inc.
7.00%, 08/15/25 (c)	1,300	1,290
	Shares/Par[1]	Value ($)
Athene Global Funding
3.00%, 07/01/22 (c)	4,855	4,701
Avation Capital SA
6.50%, 05/15/21 (c)	1,160	1,166
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (c)	4,740	4,694
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (f)	200	200
5.50%, 01/31/23	1,000	943
Banco de Credito del Peru
2.25%, 10/25/19 (g)	1,000	986
Banco de Credito e Inversiones
4.00%, 02/11/23	2,450	2,454
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,157	1,167
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (f)	5,100	3,889
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (h) (i)	6,400	2,219
Banco GNB Sudameris SA
6.50%, 04/03/27	300	301
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	3,000	3,120
Banco Macro SA
6.75%, 11/04/26 (b)	2,550	2,087
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/06/28) (f)	1,500	1,511
5.75%, 10/04/31 (b)	900	845
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (f)	1,036	1,036
Banco Nacional de Costa Rica
4.88%, 11/01/18	4,000	3,999
Banco Santander Chile
2.50%, 12/15/20	1,000	977
3.88%, 09/20/22	650	649
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (b) (g)	2,420	2,434
Banco Santander SA
3.40%, (3M US LIBOR + 1.09%), 02/23/23 (b)	4,600	4,611
5.95%, 10/01/28 (c)	1,850	1,878
Bancolombia SA
4.88%, 10/18/27	1,400	1,345
Banistmo SA
3.65%, 09/19/22 (c)	4,000	3,824
Bank of Montreal
3.80%, 12/15/32	3,710	3,461
Barclays Plc
3.70%, (3M US LIBOR + 1.38%), 05/16/24 (b)	3,450	3,429
BBVA Bancomer SA
5.35%, 11/12/29	200	191
5.13%, 01/18/33 (g)	4,100	3,718
BDO Unibank Inc.
2.63%, 10/24/21	1,000	961
2.95%, 03/06/23	5,700	5,369
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	1,210	1,271
BNP Paribas SA
3.38%, 01/09/25 (c)	4,945	4,683
Brighthouse Financial Inc.
3.70%, 06/22/27	4,580	4,063
C&W Senior Financing DAC
6.88%, 09/15/27	4,300	4,289
Camelot Finance SA
7.88%, 10/15/24 (c)	645	642
Cantor Fitzgerald LP
6.50%, 06/17/22 (c)	11,100	11,707
Capital One Financial Corp.
3.06%, (3M US LIBOR + 0.72%), 01/30/23 (b)	1,115	1,109
Citigroup Inc.
3.75%, (3M US LIBOR + 1.43%), 09/01/23 (b)	2,200	2,254
3.41%, (3M US LIBOR + 1.10%), 05/17/24 (b)	4,465	4,508
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	3,000	2,996

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CNOOC Finance 2015 Ltd.
3.75%, 05/02/23	4,630	4,592
CNPC General Capital Ltd.
3.95%, 04/19/22	500	502
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	1,500	1,530
Continental Senior Trustee Ltd.
5.50%, 11/18/20	6,060	6,349
Credit Agricole SA
3.75%, 04/24/23 (c)	4,415	4,338
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (b) (c)	4,470	4,481
Credito Real SAB de CV SOFOM ER
9.13%, (callable at 100 beginning 11/29/22) (f) (j)	800	794
Daimler Finance North America LLC
3.18%, (3M US LIBOR + 0.84%), 05/04/23 (b) (c)	9,240	9,262
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (c) (g)	645	634
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (f)	3,950	3,827
Discover Financial Services
4.10%, 02/09/27	6,035	5,779
ENA Norte Trust
4.95%, 04/25/23	1,711	1,715
Enel Finance International NV
4.25%, 09/14/23 (c)	4,520	4,477
Energuate Trust
5.88%, 05/03/27 (g)	1,100	1,039
Financial & Risk US Holdings Inc.
6.25%, 05/15/26 (c)	420	421
8.25%, 11/15/26 (c)	35	35
Fondo Mivivienda SA
3.50%, 01/31/23	6,350	6,139
General Motors Financial Co. Inc.
3.27%, (3M US LIBOR + 0.93%), 04/13/20 (b)	8,000	8,050
Global Bank Corp.
5.13%, 10/30/19	5,700	5,734
GLP Capital LP
5.30%, 01/15/29	1,685	1,688
Goldman Sachs Group Inc.
3.12%, (3M US LIBOR + 0.78%), 10/31/22 (b)	2,870	2,881
3.48%, (3M US LIBOR + 1.17%), 05/15/26 (b)	2,890	2,890
Grupo Aval Ltd.
4.75%, 09/26/22	200	198
GTT Communications Inc.
7.88%, 12/31/24 (c) (g)	1,005	979
GW Honos Security Corp.
8.75%, 05/15/25 (c)	985	962
Hexion US Finance Corp.
6.63%, 04/15/20	320	301
HSBC Holdings Plc
3.71%, (3M US LIBOR + 1.38%), 09/12/26 (b)	6,680	6,679
Icahn Enterprises LP
6.25%, 02/01/22	325	334
6.38%, 12/15/25	940	944
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (f)	500	463
6.50%, (callable at 100 begininng 03/19/23) (f) (g)	2,500	2,337
Level 3 Financing Inc.
5.38%, 01/15/24	1,195	1,197
Liberty Mutual Group Inc.
6.50%, 05/01/42 (c)	5,350	6,463
Lloyds Banking Group Plc
3.57%, 11/07/28	4,975	4,555
Macquarie Group Ltd.
3.19%, 11/28/23 (c)	2,625	2,518
4.15%, 03/27/24 (c)	2,260	2,246
Malayan Banking Bhd
3.91%, 10/29/26 (b)	4,000	3,938
Mitsubishi UFJ Financial Group Inc.
3.06%, (3M US LIBOR + 0.74%), 03/02/23 (b)	4,760	4,766
Morgan Stanley
3.59%, 07/22/28 (b)	4,900	4,648
	Shares/Par[1]	Value ($)
National Financial Partners Corp.
6.88%, 07/15/25 (c)	1,290	1,291
Navient Corp.
6.50%, 06/15/22	1,245	1,292
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (b)	3,000	3,009
Petrobras Global Finance BV
5.75%, 02/01/29	4,950	4,432
Piper Jaffray Cos.
5.06%, 10/09/18 (k) (l)	3,000	3,000
Raizen Fuels Finance SA
5.30%, 01/20/27	500	467
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (b)	2,395	2,320
SPARC EM Ltd.
0.00%, 12/05/22 (m)	10,000	9,161
Springleaf Finance Corp.
6.88%, 03/15/25	690	689
7.13%, 03/15/26	415	414
Sumitomo Mitsui Financial Group Inc.
3.08%, (3M US LIBOR + 0.74%), 01/17/23 (b)	6,690	6,693
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (c)	2,650	2,521
3.63%, 04/28/26 (c)	1,973	1,884
Synchrony Financial
3.95%, 12/01/27	4,925	4,465
Temasek Financial I Ltd.
2.38%, 01/23/23	6,000	5,754
Tervita Escrow Corp.
7.63%, 12/01/21 (c)	1,240	1,279
Trident TPI Holdings Inc.
6.63%, 11/01/25 (c)	620	588
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (f)	3,800	3,539
United Overseas Bank Ltd.
3.88%, (callable at 100 beginning 10/19/23) (f)	3,400	3,185
2.88%, 03/08/27 (b)	3,170	3,030
VTR Finance BV
6.88%, 01/15/24	2,600	2,644
Wand Merger Corp.
8.13%, 07/15/23 (c)	570	598
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	1,250	1,299
Westpac Banking Corp.
3.03%, (3M US LIBOR + 0.72%), 05/15/23 (b)	6,915	6,941
Willis North America Inc.
4.50%, 09/15/28	4,465	4,444
		321,558
Financials 0.0%
Banco Bilbao Vizcaya Argentaria SA
4.88%, 04/21/25	600	596
SURA Asset Management SA
4.88%, 04/17/24	1,100	1,097
		1,693
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,105	3,934
AstraZeneca Plc
2.38%, 06/12/22	4,545	4,369
Avantor Inc.
9.00%, 10/01/25 (c)	965	995
Baxalta Inc.
4.00%, 06/23/25	1,191	1,181
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,577
Celgene Corp.
4.35%, 11/15/47	4,555	4,087
Centene Corp.
4.75%, 01/15/25	1,175	1,171
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	135	138
CVS Health Corp.
5.05%, 03/25/48	4,640	4,732

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
DJO Finco LLC
8.13%, 06/15/21 (c)	675	690
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	55	55
Halfmoon Parent Inc.
3.22%, (3M US LIBOR + 0.89%), 07/15/23 (b) (c)	4,475	4,476
HCA Inc.
5.38%, 09/01/26	935	946
Polaris Intermediate Corp.
8.50%, 12/01/22 (c) (n)	575	595
Select Medical Corp.
6.38%, 06/01/21	1,130	1,146
Tenet Healthcare Corp.
7.00%, 08/01/25 (g)	1,285	1,270
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c) (g)	755	655
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23 (g)	6,035	5,373
Universal Hospital Services Inc.
7.63%, 08/15/20	1,815	1,821
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (c)	370	391
9.25%, 04/01/26 (c)	660	713
8.50%, 01/31/27 (c)	220	231
Verscend Escrow Corp.
9.75%, 08/15/26 (c)	580	598
Vizient Inc.
10.38%, 03/01/24 (c)	1,170	1,281
WellCare Health Plans Inc.
5.25%, 04/01/25	900	914
5.38%, 08/15/26 (c)	230	234
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20	4,739	4,693
		53,266
Industrials 1.7%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	2,100	2,057
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	3,155	3,234
Air Lease Corp.
3.75%, 02/01/22	2,865	2,869
2.75%, 01/15/23	1,930	1,833
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c)	500	502
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (c)	1,380	1,272
BOC Aviation Pte Ltd.
3.50%, (3M US LIBOR + 1.13%), 09/26/23 (b) (c)	4,475	4,468
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	1,305	1,256
Burlington Northern Santa Fe LLC
4.55%, 09/01/44	4,034	4,196
CSX Corp.
3.80%, 11/01/46	5,180	4,687
Delta Air Lines Inc.
3.80%, 04/19/23	4,495	4,407
Empresa de Transporte de Pasajeros Metro SA
4.75%, 02/04/24 (c) (g)	1,062	1,095
5.00%, 01/25/47 (c)	1,845	1,853
FedEx Corp.
4.75%, 11/15/45	4,129	4,127
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	670	653
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (c)	315	324
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,540	1,482
LATAM Finance Ltd.
6.88%, 04/11/24	1,100	1,081
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34	3,500	3,614
Lockheed Martin Corp.
4.70%, 05/15/46	4,000	4,264
	Shares/Par[1]	Value ($)
Masonite International Corp.
5.75%, 09/15/26 (c)	765	766
Matthews International Corp.
5.25%, 12/01/25 (c)	1,220	1,183
Owens Corning Inc.
4.40%, 01/30/48	2,545	2,088
Penske Truck Leasing Co. LP
4.20%, 04/01/27 (c)	2,160	2,118
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	909	974
Stevens Holding Co. Inc.
6.13%, 10/01/26 (c)	280	285
Tempo Acquisition LLC
6.75%, 06/01/25 (c)	1,340	1,303
TransDigm Inc.
6.38%, 06/15/26	920	929
TransDigm UK Holdings Plc
6.88%, 05/15/26 (c)	395	406
Triumph Group Inc.
7.75%, 08/15/25	1,285	1,248
Waste Pro USA Inc.
5.50%, 02/15/26 (c)	740	722
		61,296
Information Technology 0.8%
Arrow Electronics Inc.
3.88%, 01/12/28	2,420	2,256
Ascend Learning LLC
6.88%, 08/01/25 (c)	1,280	1,292
CDK Global Inc.
5.88%, 06/15/26 (g)	305	314
CommScope Technologies LLC
6.00%, 06/15/25 (c)	1,275	1,318
Corning Inc.
4.38%, 11/15/57	4,565	3,983
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (c)	1,225	1,280
Fidelity National Information Services Inc.
3.63%, 10/15/20	3,124	3,139
First Data Corp.
7.00%, 12/01/23 (c)	550	573
5.75%, 01/15/24 (c)	620	629
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,255	1,287
Marvell Technology Group Ltd.
4.20%, 06/22/23	4,435	4,411
Microchip Technology Inc.
4.33%, 06/01/23 (c)	4,555	4,506
Oracle Corp.
4.13%, 05/15/45	2,270	2,197
Project Homestake Merger Corp.
8.88%, 03/01/23 (c) (g)	865	817
Radiate Holdco LLC
6.88%, 02/15/23 (c)	75	72
		28,074
Materials 1.1%
AK Steel Corp.
6.38%, 10/15/25	685	653
Alcoa Nederland Holding BV
6.13%, 05/15/28 (c)	330	340
Anglo American Capital Plc
4.50%, 03/15/28 (c)	4,720	4,508
Braskem SA
6.45%, 02/03/24	400	426
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	684	699
Crown Americas LLC
4.50%, 01/15/23	650	653
4.75%, 02/01/26 (c) (g)	650	622
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	685	656
7.88%, 07/15/26 (c)	215	212
Fresnillo Plc
5.50%, 11/13/23	2,000	2,055

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Georgia-Pacific LLC
3.60%, 03/01/25 (c)	4,575	4,529
Hexion Inc.
10.38%, 02/01/22 (c)	975	951
Hi-Crush Partners LP
9.50%, 08/01/26 (c) (g)	145	135
Inversiones CMPC SA
4.50%, 04/25/22	3,000	3,029
Mosaic Co.
4.05%, 11/15/27	4,880	4,720
Nexa Resources SA
5.38%, 05/04/27	700	674
Packaging Corp. of America
3.40%, 12/15/27	2,220	2,082
Schweitzer-Mauduit International Inc.
6.88%, 10/01/26 (c)	455	465
SunCoke Energy Inc.
7.50%, 06/15/25 (c)	1,270	1,308
UPL Corp. Ltd.
3.25%, 10/13/21	1,000	966
Vedanta Resources Plc
7.13%, 05/31/23	500	492
6.13%, 08/09/24	3,200	2,908
Votorantim Cimentos SA
7.25%, 04/05/41	600	592
WestRock Co.
3.75%, 03/15/25 (c)	4,685	4,622
		38,297
Real Estate 1.0%
Alexandria Real Estate Equities Inc.
4.00%, 01/15/24	3,345	3,349
American Tower Corp.
3.38%, 10/15/26	5,000	4,654
3.60%, 01/15/28	4,495	4,192
Boston Properties LP
3.20%, 01/15/25	4,025	3,842
Crown Castle International Corp.
3.65%, 09/01/27	9,995	9,386
ESH Hospitality Inc.
5.25%, 05/01/25 (c)	1,345	1,305
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	1,410	1,292
MPT Operating Partnership LP
5.25%, 08/01/26	10	10
5.00%, 10/15/27	1,375	1,329
Welltower Inc.
3.95%, 09/01/23	4,425	4,423
		33,782
Utilities 3.1%
AEP Transmission Co. LLC
3.10%, 12/01/26	2,000	1,902
AES Andres BV
7.95%, 05/11/26 (g)	2,414	2,481
Ameren Corp.
3.65%, 02/15/26	5,000	4,853
Boston Gas Co.
3.15%, 08/01/27 (c)	5,000	4,705
Celeo Redes Operacion Chile SA
5.20%, 06/22/47	600	597
5.20%, 06/22/47 (c)	4,000	3,980
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (c)	1,500	1,413
Cometa Energia SAB de CV
6.38%, 04/24/35 (g)	2,600	2,542
Duke Energy Corp.
3.15%, 08/15/27	5,000	4,646
3.95%, 08/15/47	3,390	3,062
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (c)	5,000	4,672
E.CL SA
5.63%, 01/15/21	4,000	4,139
Edison International
4.13%, 03/15/28	4,675	4,629
	Shares/Par[1]	Value ($)
Emirates Sembcorp Water & Power Co. PJSC
4.45%, 08/01/35 (c)	1,000	957
Empresa Electrica Angamos SA
4.88%, 05/25/29	670	661
Empresa Electrica Guacolda SA
4.56%, 04/30/25	1,500	1,393
Eversource Energy
2.90%, 10/01/24	4,000	3,798
Exelon Corp.
3.40%, 04/15/26	5,712	5,450
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38	4,577	4,691
Fortis Inc.
2.10%, 10/04/21	4,900	4,679
GNL Quintero SA
4.63%, 07/31/29	2,500	2,461
Inkia Energy Ltd.
5.88%, 11/09/27	1,900	1,812
5.88%, 11/09/27 (c)	200	191
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)	600	609
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,829
Mexico Generadora de Energia S. de RL
5.50%, 12/06/32	1,408	1,393
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	7,170	6,881
NextEra Energy Partners LP
4.50%, 09/15/27 (c)	1,378	1,319
NSTAR Electric Co.
3.20%, 05/15/27	5,000	4,781
Orazul Energy Egenor S. en C. Por A.
5.63%, 04/28/27 (g)	200	183
Pampa Energia SA
7.50%, 01/24/27 (g)	4,800	4,332
PSEG Power LLC
3.85%, 06/01/23	3,385	3,366
Southern California Edison Co.
4.13%, 03/01/48	2,300	2,195
Southern Power Co.
2.50%, 12/15/21	3,800	3,657
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,740
Superior Plus LP
7.00%, 07/15/26 (c)	955	962
Transelec SA
4.63%, 07/26/23	716	730
3.88%, 01/12/29 (c)	2,500	2,301
Vistra Operations Co. LLC
5.50%, 09/01/26 (c)	965	978
		108,970
Total Corporate Bonds And Notes (cost $921,118)		890,158
SENIOR LOAN INTERESTS 5.1%
Communication Services 0.3%
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (b)	586	580
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	1,589	1,578
Cincinnati Bell Inc.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/02/24 (b)	875	875
Digicel International Finance Ltd.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 05/27/24 (b)	972	920
Greeneden US Holdings II LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/01/23 (b)	1,463	1,471
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (b)	1,455	1,460
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.50%), 06/20/24 (b)	1,507	1,507

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (b) (o)	220	220
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (b)	1,179	1,181
Web.com Group Inc.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 09/17/26 (b) (o)	295	296
		10,088
Consumer Discretionary 0.8%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (b) (o)	66	66
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 12/01/23 (b)	9	9
Allied Universal Holdco LLC
Term Loan, 6.14%, (3M LIBOR + 3.75%), 07/28/22 (b)	1,216	1,197
American Tire Distributors Holdings Inc.
Term Loan, 6.64%, (1M LIBOR + 4.25%), 10/01/21 (b)	542	469
Cengage Learning Acquisitions Inc.
Term Loan B, 6.42%, (3M LIBOR + 4.25%), 06/07/23 (b)	1,125	1,046
CH Hold Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 02/01/24 (b)	918	923
ClubCorp Holdings Inc.
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 08/16/24 (b)	1,101	1,095
Constellis Holdings LLC
1st Lien Term Loan, 7.39%, (1M LIBOR + 5.00%), 04/17/24 (b) (e)	912	900
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (b)	389	386
Equinox Holdings Inc.
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.00%), 03/08/24 (b)	1,265	1,270
Explorer Holdings Inc.
Term Loan B, 6.14%, (3M LIBOR + 3.75%), 05/02/23 (b)	1,538	1,547
Federal-Mogul Holdings Corp.
Term Loan C, 5.83%, (3M LIBOR + 3.75%), 04/15/21 (b)	274	274
Term Loan C, 5.91%, (3M LIBOR + 3.75%), 04/15/21 (b)	826	827
FrontDoor Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.50%), 08/16/25 (b)	460	463
Garda World Security Corp.
Term Loan, 5.82%, (3M LIBOR + 3.50%), 05/12/24 (b)	1,453	1,458
Term Loan, 7.75%, (3M Prime Rate + 2.50%), 05/12/24 (b)	4	4
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (b) (o)	65	65
Term Loan B-1, 5.24%, (3M LIBOR + 3.00%), 06/28/24 (b)	1,524	1,526
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (b)	1,132	1,132
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (b)	920	924
Lions Gate Capital Holdings LLC
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 03/20/25 (b)	303	304
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (b)	1,324	1,326
Marriott Ownership Resorts Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 08/09/25 (b)	340	343
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b)	935	931
	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b) (e)	8	8
Meredith Corp.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 01/17/25 (b)	412	414
Mission Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (b)	160	161
National Vision Inc.
Term Loan, 4.74%, (3M LIBOR + 2.50%), 03/12/21 (b)	838	843
Nexstar Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (b)	1,141	1,145
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (b) (o)	345	347
Playa Resorts Holding BV
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/07/24 (b)	918	911
Rentpath Inc.
Term Loan, 7.00%, (3M LIBOR + 4.75%), 12/17/21 (b) (k)	653	570
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (b)	357	356
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,496	1,493
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (b)	908	915
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (b)	497	497
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (b)	335	337
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (b) (o)	1,145	1,145
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,248	1,254
		28,881
Consumer Staples 0.1%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/19/25 (b) (o)	80	81
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (b)	1,250	1,257
CHG PPC Parent LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (b)	933	933
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.34%, (1M LIBOR + 4.00%), 07/22/20 (b)	1,504	1,452
KIK Custom Products Inc.
Term Loan B, 6.24%, (3M LIBOR + 4.00%), 08/26/22 (b)	1,071	1,065
		4,788
Energy 0.4%
Brazos Delaware II LLC
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 05/16/25 (b)	911	905
Coronado Coal LLC
Term Loan B, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (b)	380	383
Term Loan C, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (b)	104	105
Covia Holdings Corp.
Term Loan, 6.14%, (3M LIBOR + 3.75%), 05/17/25 (b)	683	642
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (b)	1,254	1,255

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (b)	219	219
ExGen Renewables IV LLC
Term Loan B, 5.32%, (1M LIBOR + 3.00%), 11/15/24 (b)	466	470
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (b)	1,414	1,412
Frontera Generation Holdings LLC
Term Loan B, 6.35%, (3M LIBOR + 4.25%), 04/25/25 (b)	1,005	1,010
FTS International Inc.
Term Loan B, 7.17%, (3M LIBOR + 4.75%), 04/16/21 (b)	332	334
Gavilan Resources LLC
2nd Lien Term Loan, 8.17%, (3M LIBOR + 6.00%), 02/24/24 (b)	185	174
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (b)	920	906
Oryx Southern Delaware Holdings LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 02/26/25 (b)	1,189	1,168
PowerTeam Services LLC
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 02/28/25 (b)	1,430	1,428
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,035	1,041
U.S. Silica Co.
Term Loan B, 6.25%, (3M LIBOR + 4.00%), 04/12/25 (b)	311	304
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (b)	474	428
		12,184
Financials 0.6%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 11/07/23 (b)	284	285
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (b)	1,363	1,367
Alera Group Holdings Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.5%), 07/26/25 (b)	199	202
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (b)	392	394
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (b)	1,581	1,584
Asurion LLC
Term Loan B-6, 5.24%, (3M LIBOR + 3.00%), 11/03/23 (b)	1,401	1,411
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (b)	400	411
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (b) (o)	685	693
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (b)	930	935
Capri Finance LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/24 (b) (o)	250	249
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 10/04/24 (b)	1,189	1,183
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (b)	821	821
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (b)	935	942
2nd Lien Term Loan, 9.09%, (3M LIBOR + 6.75%), 06/26/26 (b)	85	87
	Shares/Par[1]	Value ($)
GTCR Valor Cos. Inc.
Term Loan B-1, 5.64%, (3M LIBOR + 3.25%), 06/30/23 (b)	1,386	1,393
Gulf Finance LLC
Term Loan B, 7.64%, (3M LIBOR + 5.25%), 08/25/23 (b)	598	500
Intralinks Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 11/10/24 (b) (k)	1,214	1,216
ION Trading Technologies SARL
Incremental Term Loan B, 6.39%, (1M LIBOR + 4.00%), 11/21/24 (b)	913	908
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.24%, (3M LIBOR + 5.00%), 04/04/25 (b)	460	466
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (b)	579	583
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (b)	1,831	1,835
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (b)	1,493	1,494
York Risk Services Holding Corp.
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 10/01/21 (b)	1,311	1,267
		20,226
Health Care 0.7%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.74%, (3M LIBOR + 2.50%), 02/16/23 (b)	798	803
Air Methods Corp.
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 04/12/24 (b)	920	837
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (b)	1,546	1,559
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	1,818	1,821
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (b)	643	647
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,146	1,152
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (b)	460	463
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.00%), 02/01/25 (b)	454	454
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 05/09/25 (b)	722	729
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (b) (o)	—	—
1st Lien Delayed Draw Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/01/25 (b)	45	46
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (b)	544	544
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (b) (o)	1,440	1,431
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,433	1,439
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (b)	1,495	1,512
2nd Lien Term Loan, 9.39%, (3M LIBOR + 7.00%), 06/21/26 (b)	365	375
Global Medical Response Inc.
Term Loan B-1, 5.38%, (3M LIBOR + 3.25%), 04/28/22 (b)	918	903
Jaguar Holding Co. II
Term Loan, 4.74%, (3M LIBOR + 2.50%), 08/18/22 (b)	1,886	1,887

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Kindred Healthcare Inc.
1st Lien Term Loan, 7.25%, (3M LIBOR + 5.00%), 06/21/25 (b)	605	607
MedRisk Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/24/25 (b)	552	549
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (b)	1,774	1,777
Parexel International Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 08/06/24 (b)	818	812
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.59%, (3M LIBOR + 4.25%), 06/28/25 (b)	1,510	1,518
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (b)	4	4
Term Loan B, 4.90%, (3M LIBOR + 2.75%), 06/30/24 (b)	1,368	1,376
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (b)	319	321
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (b)	161	156
U.S. Renal Care Inc.
Term Loan B, 6.64%, (3M LIBOR + 4.25%), 11/17/22 (b)	1,186	1,154
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	205	206
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (b)	1,020	1,028
Wink Holdco Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 11/02/24 (b)	298	297
		26,407
Industrials 0.8%
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (b) (o)	405	406
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (b)	75	76
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (b)	1	1
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	390	392
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (b)	855	865
Compass Power Generation LLC
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 12/20/24 (b)	1,316	1,321
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/25/22 (b)	1,325	1,332
EAB Global Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (b) (e)	1,289	1,266
EXC Holdings III Corp.
1st Lien Term Loan, 5.89%, (1M LIBOR + 3.50%), 11/16/24 (b)	1,174	1,181
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (b)	751	756
Gates Global LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/01/24 (b)	1,185	1,191
Harbor Freight Tools USA Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 08/16/23 (b)	690	690
Harsco Corp.
Term Loan B-1, 4.50%, (3M LIBOR + 2.25%), 12/06/24 (b)	723	726
	Shares/Par[1]	Value ($)
KBR Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 03/29/25 (b)	828	836
Kenan Advantage Group Inc.
Term Loan, 5.24%, (1M LIBOR + 3.00%), 07/22/22 (b)	682	682
Milacron LLC
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (b)	1,391	1,391
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,718	1,730
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (b)	1,010	1,018
PODS LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 2.75%), 11/21/24 (b)	1,772	1,775
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (b)	1,458	1,464
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.50%), 02/14/25 (b)	908	900
SMG Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 01/11/25 (b)	662	665
Southern Graphics Inc.
Term Loan B, 5.47%, (1M LIBOR + 3.25%), 12/31/22 (b)	1,226	1,225
SRS Distribution Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.25%), 05/19/25 (b)	200	198
Syncreon Global Finance (US) Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.25%), 10/28/20 (b)	511	480
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (b)	1,417	1,376
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (b)	1,832	1,838
Term Loan E, 4.74%, (3M LIBOR + 2.50%), 05/14/25 (b)	744	745
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (b)	154	155
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (b)	616	613
WP CPP Holdings LLC
Term Loan , 6.06%, (3M LIBOR + 3.75%), 04/30/25 (b)	299	301
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (b)	701	705
Yak Access LLC
1st Lien Term Loan B, 7.14%, (3M LIBOR + 5.00%), 06/29/25 (b) (e)	1,010	977
		29,277
Information Technology 1.0%
Access CIG LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 02/14/25 (b)	770	773
Delayed Draw Term Loan, 3.75%, (3M LIBOR + 3.75%), 02/27/25 (b)	30	30
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (b)	892	893
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (b)	370	366
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (b)	1,854	1,864
Ascend Learning LLC
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/29/24 (b)	455	455

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (b)	1,296	1,306
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (b)	673	677
BMC Software Finance Inc.
Term Loan B, 1.00%, (3M LIBOR + 4.135%), 06/30/25 (b)	910	918
Bright Bidco BV
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 06/28/24 (b)	351	347
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 06/28/24 (b)	735	726
Ciena Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/25 (b) (o)	110	110
Colorado Buyer Inc.
Term Loan B, 5.11%, (1M LIBOR + 3.00%), 03/15/24 (b)	1,373	1,374
2nd Lien Term Loan, 9.36%, (3M LIBOR + 7.25%), 05/01/25 (b)	185	185
Cvent Inc.
1st Lien Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/24 (b)	1,468	1,466
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (b)	135	136
EagleView Technology Corp.
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 07/31/25 (b)	225	225
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (o)	1,155	1,152
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,467	1,448
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (b) (o)	215	215
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/24/25 (b)	1,453	1,455
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (b)	1,461	1,448
Hyland Software Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 07/01/22 (b)	865	871
Informatica LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 08/05/22 (b)	894	901
Kronos Inc.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (b)	5	5
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (b)	1,845	1,853
Mitchell International Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 11/21/24 (b)	1,279	1,276
2nd Lien Term Loan, 9.49%, (3M LIBOR + 7.25%), 12/01/25 (b)	240	240
MLN US HoldCo LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 07/13/25 (b) (o)	1,160	1,170
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.75%), 07/13/26 (b) (o)	270	267
Optiv Security Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/27/24 (b)	425	412
Plantronics Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 06/01/25 (b)	870	873
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (b)	1,455	1,455
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (b)	1,185	1,185
	Shares/Par[1]	Value ($)
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (b)	754	752
Renaissance Holding Corp.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 05/21/25 (b)	898	895
Sirius Computer Solutions Inc.
Term Loan, 6.49%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,182	1,187
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (b)	1,804	1,811
SS&C Technologies Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 04/15/25 (b) (o)	230	230
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (b)	1,000	1,006
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (b)	1,095	1,099
Web.com Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (o)	815	820
		35,877
Materials 0.4%
Aleris International Inc.
Term Loan, 6.99%, (3M LIBOR + 4.75%), 04/15/23 (b)	693	705
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,450	1,467
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (b) (o)	490	492
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/25 (b)	415	417
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	904	903
Forterra Finance LLC
Term Loan B, 5.24%, (1M LIBOR + 3.00%), 10/25/23 (b)	991	947
GrafTech Finance Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 02/01/25 (b)	1,427	1,436
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (b)	363	365
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (b)	1,188	1,153
Phoenix Services International LLC
Term Loan, 5.87%, (3M LIBOR + 3.75%), 01/29/25 (b)	463	466
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (b)	1,147	1,148
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (b)	696	693
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (b)	1,189	1,196
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (b) (e) (o)	220	221
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (b)	933	940
2nd Lien Term Loan, 10.81%, (3M LIBOR + 8.50%), 06/18/26 (b) (e)	195	192
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (b) (o)	720	723

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Vantage Specialty Chemicals Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 10/20/24 (b)	659	661
1st Lien Term Loan, 6.19%, (3M LIBOR + 4.00%), 10/20/24 (b)	321	322
		14,447
Telecommunication Services 0.0%
Speedcast International Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 05/03/25 (b) (o)	440	437
Total Senior Loan Interests (cost $183,131)		182,612
GOVERNMENT AND AGENCY OBLIGATIONS 44.5%
Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	42,300	40,578
Interest Only, Series FH-S358A, 3.00%, 10/15/47	8,782	8,401
Series JZ-1507, REMIC, 7.00%, 05/15/23	31	33
Series LZ-2764, REMIC, 4.50%, 03/15/34	3,486	3,618
Series T-A1-75, REMIC, 2.10%, (1M US LIBOR + 0.04%), 12/25/36 (b)	140	139
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,787	4,626
Series QD-4076, REMIC, 2.50%, 11/15/41	5,766	5,442
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	23,698
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	28,877	28,101
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 3.91%, 05/25/35 (b)	25	26
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	27,939	26,117
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (m)	13,515	9,834
Series 2014-A-23, REMIC, 3.00%, 05/25/44	23,975	22,965
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	18,216	15,827
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (m)	35,716	27,236
Series 2018-A-33, REMIC, 3.00%, 05/25/48	26,660	25,484
		242,125
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.39%, 08/25/22 (b)	28,781	1,162
Mortgage-Backed Securities 7.8%
Federal Home Loan Mortgage Corp.
4.43%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 07/01/27 (b)	—	—
3.00%, 08/01/46 - 06/01/47	132,782	127,190
3.00%, 01/01/47	33,631	32,220
3.50%, 10/01/47	47,357	46,657
Federal National Mortgage Association
5.50%, 12/01/18 - 09/01/25	173	179
4.00%, 03/01/19 - 01/01/46	15,853	16,175
3.89%, 07/01/21	2,592	2,640
3.33%, 11/01/21	87	88
3.16%, 05/01/22	11,127	11,128
2.31%, 08/01/22	4,000	3,876
4.50%, 11/01/18 - 07/01/42	9,357	9,652
2.87%, 09/01/27	2,800	2,660
3.20%, (12M US LIBOR +/- MBS Spread), 01/01/35 (b)	423	438
4.11%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 01/01/36 (b)	5,023	5,257
5.00%, 05/01/37 - 04/01/44	1,635	1,730
3.15%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 09/01/40 (b)	1	2
2.95%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 06/01/43 (b)	144	146
Government National Mortgage Association
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/26 - 05/20/30 (b)	22	22
3.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/20/27 - 02/20/32 (b)	41	42
5.00%, 02/15/38 - 07/15/41	11,445	12,190
	Shares/Par[1]	Value ($)
3.00%, 11/15/44 - 07/15/45	4,932	4,799
		277,091
Municipal 0.1%
Missouri Highway & Transportation Commission
5.06%, 05/01/24	1,150	1,233
State of California
7.55%, 04/01/39	1,570	2,292
		3,525
Sovereign 6.0%
Argentina Republic Government International Bond
6.88%, 01/26/27	3,700	3,145
5.88%, 01/11/28 (g)	1,550	1,232
6.63%, 07/06/28 (g)	1,150	946
Australia Government Bond
1.75%, 11/21/20, AUD	4,350	3,125
5.50%, 04/21/23, AUD	1,710	1,409
3.25%, 04/21/25, AUD	4,750	3,593
Banco del Estado de Chile
4.13%, 10/07/20	1,000	1,013
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	1,982
Belgium Government Bond
0.80%, 06/22/25, EUR (c)	1,900	2,265
1.00%, 06/22/26, EUR (c)	5,430	6,512
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (m)	1,300	1,481
0.25%, 02/15/27, EUR	3,040	3,515
Canada Government Bond
2.75%, 06/01/22, CAD	3,000	2,359
1.50%, 06/01/23, CAD	3,500	2,611
Chile Government International Bond
3.13%, 03/27/25 (g)	8,000	7,758
Czech Republic Government Bond
0.45%, 10/25/23, CZK	185,000	7,760
2.40%, 09/17/25, CZK	34,300	1,576
France Government Bond OAT
0.25%, 11/25/26, EUR	3,825	4,340
1.00%, 05/25/27, EUR	2,735	3,279
0.75%, 05/25/28, EUR	1,330	1,544
Hungary Government Bond
3.50%, 06/24/20, HUF	1,000,000	3,743
Hungary Government International Bond
1.75%, 10/26/22, HUF	216,300	765
Indonesia Government International Bond
4.88%, 05/05/21	2,500	2,572
Ireland Government Bond
5.40%, 03/13/25, EUR	2,900	4,411
1.00%, 05/15/26, EUR	3,900	4,629
0.90%, 05/15/28, EUR	1,590	1,829
Israel Government Bond
4.25%, 03/31/23, ILS	4,390	1,368
1.75%, 08/31/25, ILS	6,450	1,769
Israel Government International Bond
3.15%, 06/30/23	400	394
Japan Government Bond
0.30%, 12/20/25, JPY	400,000	3,591
2.20%, 09/20/27, JPY	425,000	4,442
0.10%, 09/20/26 - 03/20/28, JPY	1,465,000	12,922
2.10%, 12/20/27, JPY	349,000	3,633
1.90%, 12/20/28, JPY	315,000	3,261
1.50%, 06/20/34, JPY	350,000	3,573
1.30%, 06/20/35, JPY	400,000	3,980
1.20%, 09/20/35, JPY	335,000	3,280
0.50%, 03/20/38, JPY	410,000	3,524
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	5,038	4,793
Mexico Bonos
6.50%, 06/09/22, MXN	209,200	10,728
Mexico Government International Bond
4.00%, 10/02/23 (g)	5,000	5,032
4.15%, 03/28/27	2,635	2,592
3.75%, 01/11/28 (g)	4,050	3,856
New Zealand Government Bond
5.50%, 04/15/23, NZD	3,710	2,830

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
2.75%, 04/15/25, NZD	5,000	3,413
Panama Government International Bond
4.00%, 09/22/24	8,000	8,104
Peru Government International Bond
6.95%, 08/12/31, PEN (c)	6,340	2,097
Philippine Government International Bond
4.20%, 01/21/24	8,600	8,836
Poland Government Bond
1.50%, 04/25/20, PLN	22,675	6,151
3.25%, 07/25/25, PLN	4,500	1,244
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22, EUR (c)	2,100	2,611
2.88%, 10/15/25, EUR (c)	3,900	4,974
Provincia de Buenos Aires
7.88%, 06/15/27	4,450	3,706
South Africa Government Bond
7.75%, 02/28/23, ZAR	14,875	1,028
8.00%, 01/31/30, ZAR	76,950	4,916
Spain Government Bond
0.40%, 04/30/22, EUR	2,800	3,273
0.35%, 07/30/23, EUR	1,470	1,692
1.60%, 04/30/25, EUR (c)	4,150	5,036
		212,043
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	1	1
5.13%, 09/01/23	5	5
5.52%, 06/01/24	91	94
		100
U.S. Treasury Securities 23.8%
U.S. Treasury Bond
2.75%, 11/15/42 - 11/15/47	70,140	64,508
3.13%, 02/15/43	22,050	21,778
3.63%, 08/15/43	32,750	35,129
3.75%, 11/15/43	26,150	28,626
3.38%, 05/15/44	20,450	21,079
2.88%, 05/15/43 - 08/15/45	28,050	26,407
3.00%, 08/15/48	10,600	10,198
U.S. Treasury Note
1.50%, 10/31/19 - 01/31/22	45,650	45,013
1.38%, 04/30/20 - 08/31/20	5,000	4,882
1.63%, 06/30/20 - 02/15/26	43,940	42,617
2.63%, 07/31/20	34,300	34,187
2.00%, 09/30/20 - 08/15/25	89,300	87,106
1.75%, 11/30/19 - 04/30/22	77,900	76,606
1.13%, 01/31/19 - 06/30/21	42,390	40,588
1.88%, 01/31/22 - 08/31/24	48,050	45,417
2.50%, 05/15/24	2,000	1,951
2.13%, 08/31/20 - 09/30/24	77,650	75,195
2.38%, 08/15/24	1,900	1,838
2.00%, 12/31/21 - 11/15/26	5,600	5,275
2.25%, 01/31/24 - 11/15/27	160,840	151,926
2.75%, 02/15/28	27,250	26,577
		846,903
Total Government And Agency Obligations (cost $1,624,973)		1,582,949
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (h) (p)	128	—
T-Mobile USA Inc. Escrow (e) (h) (p)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (q) (r)	50,023	50,023
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (q) (r)	26,752	26,752
Treasury Securities 0.3%
U.S. Treasury Bill
2.27%, 03/07/19 (s)	9,900	9,801
Total Short Term Investments (cost $86,579)		86,576
Total Investments 100.5% (cost $3,626,483)		3,577,121
Other Assets and Liabilities, Net (0.5)%		(17,661)
Total Net Assets 100.0%		3,559,460

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $717,226 and 20.1%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) All or portion of the security was on loan.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(s) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,000	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

Access CIG LLC – 1st Lien Term Loan	97	(1)
Dental Corp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	136	1
Mavis Tire Express Services Corp. – Delayed Draw Term Loan*	141	—
	374	—

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 82.9%
Argentina 3.8%
Banco Macro SA
6.75%, 11/04/26 (a)	4,350	3,560
Pampa Energia SA
7.50%, 01/24/27	8,750	7,897
Tecila SA
6.95%, 07/21/27	3,000	2,644
YPF SA
8.50%, 07/28/25 (b)	7,196	7,034
		21,135
Brazil 9.4%
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (c)	200	200
5.50%, 01/31/23	1,700	1,603
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	9,900	7,549
Braskem SA
6.45%, 02/03/24	800	852
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 02/05/19) (c)	2,500	2,481
ESAL GmbH
6.25%, 02/05/23	6,000	5,917
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (b) (c)	1,900	1,761
6.50%, (callable at 100 begininng 03/19/23) (c)	4,000	3,739
JBS Investments GmbH
7.25%, 04/03/24	2,800	2,863
Marb BondCo Plc
7.00%, 03/15/24 (b)	3,600	3,399
Marfrig Holdings Europe BV
8.00%, 06/08/23 (d)	700	703
7.00%, 03/15/24 (d)	800	758
6.88%, 01/19/25	3,700	3,419
Minerva Luxembourg SA
6.50%, 09/20/26	5,800	5,426
5.88%, 01/19/28	2,600	2,304
Petrobras Global Finance BV
5.75%, 02/01/29	8,000	7,163
Raizen Fuels Finance SA
5.30%, 01/20/27	1,000	935
Votorantim Cimentos SA
7.25%, 04/05/41	1,300	1,284
		52,356
Cayman Islands 2.2%
SPARC EM Ltd.
0.00%, 12/05/22 (e)	7,400	6,780
0.00%, 12/05/22 (d) (e)	5,800	5,314
		12,094
Chile 9.1%
Banco de Credito e Inversiones
4.00%, 02/11/23	3,100	3,105
Banco Santander Chile
3.88%, 09/20/22	650	649
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,300	2,349
E.CL SA
5.63%, 01/15/21	3,000	3,104
Embotelladora Andina SA
5.00%, 10/01/23	7,766	8,140
Empresa Electrica Angamos SA
4.88%, 05/25/29	957	944
Empresa Electrica Guacolda SA
4.56%, 04/30/25	2,900	2,693
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,116
Guanay Finance Ltd.
6.00%, 12/15/20	973	988
Inversiones CMPC SA
6.13%, 11/05/19	300	309
4.50%, 04/25/22	4,500	4,543
	Shares/Par[1]	Value ($)
Itau CorpBanca
3.88%, 09/22/19	6,000	6,032
LATAM Finance Ltd.
6.88%, 04/11/24	2,300	2,260
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,521
Telefonica Chile SA
3.88%, 10/12/22	3,000	2,969
Transelec SA
4.63%, 07/26/23	795	811
VTR Finance BV
6.88%, 01/15/24 (b)	4,450	4,526
6.88%, 01/15/24 (d)	1,000	1,017
		51,076
China 2.7%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	300	289
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	500	505
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	400	399
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	6,000	5,767
CNPC General Capital Ltd.
3.95%, 04/19/22	500	502
3.40%, 04/16/23	1,600	1,562
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26	1,000	895
Sinopec Group Overseas Development 2017 Ltd.
3.63%, 04/12/27 (d)	5,500	5,226
		15,145
Colombia 6.7%
Banco Bilbao Vizcaya Argentaria SA
4.88%, 04/21/25	1,000	994
Banco GNB Sudameris SA
6.50%, 04/03/27	800	804
Bancolombia SA
4.88%, 10/18/27 (b)	2,300	2,210
Canacol Energy Ltd.
7.25%, 05/03/25	7,600	7,372
7.25%, 05/03/25 (d)	800	774
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	1,300	1,341
Ecopetrol SA
5.88%, 09/18/23	3,900	4,151
Geopark Ltd.
6.50%, 09/21/24 (b)	3,300	3,312
Gran Tierra Energy Inc.
6.25%, 02/15/25	5,700	5,543
6.25%, 02/15/25 (d)	300	293
Grupo Aval Ltd.
4.75%, 09/26/22	200	198
Millicom International Cellular SA
6.00%, 03/15/25	1,995	2,002
5.13%, 01/15/28	1,160	1,067
SURA Asset Management SA
4.88%, 04/17/24	2,300	2,294
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	4,500	4,561
5.70%, 03/20/22 (d)	250	253
		37,169
Costa Rica 0.5%
Banco Nacional de Costa Rica
4.88%, 11/01/18	1,000	1,000
5.88%, 04/25/21	1,700	1,700
		2,700
Dominican Republic 1.0%
AES Andres BV
7.95%, 05/11/26	2,985	3,068
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	2,244	2,264
		5,332

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Guatemala 0.9%
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	2,700	2,761
Energuate Trust
5.88%, 05/03/27	1,000	945
5.88%, 05/03/27 (d)	800	758
Industrial Senior Trust
5.50%, 11/01/22	800	781
		5,245
Hong Kong 1.5%
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (d)	400	388
2.75%, 03/29/23 (d)	3,000	2,854
3.50%, 04/05/27	1,600	1,524
3.50%, 04/05/27 (d)	3,000	2,852
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	500	510
		8,128
India 8.4%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,905	1,879
3.95%, 01/19/22	3,340	3,272
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	650	651
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	7,450
Indian Oil Corp. Ltd.
5.63%, 08/02/21	3,742	3,882
5.75%, 08/01/23	8,300	8,702
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	10,000	9,228
UPL Corp. Ltd.
3.25%, 10/13/21	6,000	5,796
Vedanta Resources Plc
7.13%, 05/31/23	2,000	1,968
6.13%, 08/09/24	4,700	4,271
		47,099
Ireland 1.5%
C&W Senior Financing DAC
6.88%, 09/15/27	8,500	8,479
Israel 0.4%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (d)	1,095	1,099
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (d)	600	603
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (d)	800	812
		2,514
Jamaica 0.6%
Digicel Group Ltd.
7.13%, 04/01/22	5,000	3,300
Malaysia 5.4%
Axiata SPV 2 Bhd
3.47%, 11/19/20	9,500	9,427
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	10,002
Malayan Banking Bhd
3.91%, 10/29/26 (a)	3,000	2,954
Petronas Capital Ltd.
3.50%, 03/18/25	8,000	7,818
		30,201
Mexico 8.3%
America Movil SAB de CV
3.13%, 07/16/22	500	490
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/06/28) (b) (c)	3,200	3,224
5.75%, 10/04/31 (a)	2,200	2,065
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (c)	1,600	1,599
	Shares/Par[1]	Value ($)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (a)	3,700	3,721
Banco Santander SA
5.95%, 10/01/28 (d)	3,700	3,756
BBVA Bancomer SA
5.35%, 11/12/29	700	668
5.13%, 01/18/33	7,800	7,074
Cometa Energia SAB de CV
6.38%, 04/24/35 (b)	6,170	6,032
Credito Real SAB de CV SOFOM ER
9.13%, (callable at 100 beginning 11/29/22) (b) (c) (f)	1,700	1,687
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	2,000	1,907
Fresnillo Plc
5.50%, 11/13/23	3,300	3,390
Grupo Idesa SA de CV
7.88%, 12/18/20	1,400	1,230
Mexico Generadora de Energia S. de RL
5.50%, 12/06/32	2,727	2,700
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (c)	6,950	6,472
7.38%, 02/12/26	400	380
		46,395
Netherlands 1.4%
AES Andres BV
7.95%, 05/11/26 (d)	1,500	1,551
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	4,758
Petrobras Global Finance BV
7.25%, 03/17/44	1,600	1,518
		7,827
Panama 3.3%
Banistmo SA
3.65%, 09/19/22 (d)	1,600	1,530
ENA Norte Trust
4.95%, 04/25/23	6,713	6,730
Global Bank Corp.
5.13%, 10/30/19	2,700	2,716
4.50%, 10/20/21 (d)	200	198
4.50%, 10/20/21 (b)	7,500	7,440
		18,614
Peru 4.6%
Banco Bilbao Vizcaya Argentaria SA
5.00%, 08/26/22	1,400	1,441
Banco de Credito del Peru
5.38%, 09/16/20	2,000	2,072
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	5,500	5,719
Fondo Mivivienda SA
3.50%, 01/31/23	6,802	6,576
3.50%, 01/31/23 (d)	450	435
Inkia Energy Ltd.
5.88%, 11/09/27 (b)	3,800	3,624
Nexa Resources SA
5.38%, 05/04/27	1,000	963
Orazul Energy Egenor S. en C. Por A.
5.63%, 04/28/27 (b)	200	183
Transportadora de Gas del Peru SA
4.25%, 04/30/28	4,900	4,785
		25,798
Philippines 1.5%
BDO Unibank Inc.
2.63%, 10/24/21	5,300	5,093
2.95%, 03/06/23	3,200	3,014
Union Bank of the Philippines
3.37%, 11/29/22	500	477
		8,584
Singapore 8.0%
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	8,500	7,971

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (c)	10,400	10,075
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (a)	2,000	2,006
Temasek Financial I Ltd.
2.38%, 01/23/23	13,000	12,466
United Overseas Bank Ltd.
3.88%, (callable at 100 beginning 10/19/23) (c)	7,400	6,932
3.50%, 09/16/26 (a)	5,200	5,113
		44,563
United States of America 1.7%
Reliance Holding USA Inc.
5.40%, 02/14/22	9,000	9,290
Total Corporate Bonds And Notes (cost $476,055)		463,044
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Argentina 3.1%
Argentina Republic Government International Bond
6.88%, 01/26/27 (b)	7,200	6,120
5.88%, 01/11/28 (b)	3,000	2,385
6.63%, 07/06/28 (b)	2,250	1,851
Provincia de Buenos Aires
7.88%, 06/15/27	8,400	6,995
		17,351
Chile 1.6%
Chile Government International Bond
3.13%, 03/27/25 - 01/21/26	9,500	9,146
Costa Rica 0.4%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,080
India 0.3%
Export-Import Bank of India
4.00%, 01/14/23	1,500	1,484
Indonesia 2.2%
Indonesia Government International Bond
4.88%, 05/05/21	1,500	1,543
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	965
4.15%, 03/29/27 (d)	9,900	9,553
		12,061
Israel 1.4%
Israel Government International Bond
4.00%, 06/30/22	500	509
3.15%, 06/30/23	3,500	3,452
2.88%, 03/16/26	4,000	3,779
		7,740
Malaysia 1.2%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25 (b)	7,000	6,659
Mexico 1.8%
Mexico Government International Bond
4.00%, 10/02/23	3,000	3,019
4.15%, 03/28/27	6,500	6,393
3.75%, 01/11/28 (b)	900	857
		10,269
Panama 1.9%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,000	991
Panama Government International Bond
4.00%, 09/22/24	9,500	9,623
		10,614
Philippines 1.9%
Philippine Government International Bond
4.20%, 01/21/24	10,600	10,891
Total Government And Agency Obligations (cost $94,083)		88,295
SHORT TERM INVESTMENTS 4.2%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	3,448	3,448
	Shares/Par[1]	Value ($)
Securities Lending Collateral 3.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (g) (h)	20,239	20,239
Total Short Term Investments (cost $23,687)		23,687
Total Investments 102.9% (cost $593,825)		575,026
Other Assets and Liabilities, Net (2.9)%		(16,210)
Total Net Assets 100.0%		558,816

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or portion of the security was on loan.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $40,727 and 7.3%, respectively.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.2%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.61%, (1M US LIBOR + 2.45%), 06/15/20 (a) (b)	2,913	2,914
AIMCO CLO Corp.
Series 2014-AR-AA, 3.45%, (3M US LIBOR + 1.10%), 07/20/26 (a) (b)	5,000	5,000
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.49%, (3M US LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	3,000
ALM XIX LLC
Series 2016-A1-19A, 3.89%, (3M US LIBOR + 1.55%), 07/15/28 (a) (b)	5,000	5,004
Series 2016-A2-19A, 4.54%, (3M US LIBOR + 2.20%), 07/15/28 (a) (b)	5,000	5,010
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,482	1,340
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,289	1,135
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	432
Anchorage Capital CLO 6 Ltd.
Series 2015-AR-6A, 3.61%, 07/15/30 (b)	3,000	3,004
Anchorage Capital CLO Ltd.
Series 2014-A-5RA, 3.33%, (3M US LIBOR + 0.99%), 01/15/30 (a) (b)	1,000	1,000
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (b)	524	525
ArrowMark Colorado Holdings LLC
Series 2018-A1-9A, 3.46%, (3M US LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	6,000
Assurant CLO III Ltd.
Series 2018-A-2A, 3.39%, (3M US LIBOR + 1.23%), 10/20/31 (a) (b)	4,000	4,000
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.43%, (3M US LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	997
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.21%, (1M US LIBOR + 3.05%), 12/15/19 (a) (b)	1,692	1,699
Series 2018-E-ATRM, REMIC, 5.56%, (1M US LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,928
Avery Point CLO Ltd.
Series 2015-AR-6A, 3.26%, (3M US LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	2,000
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,040	1,039
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	926	920
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.81%, 05/20/36 (a)	4,178	4,058
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.61%, 05/15/50 (a)	16,116	1,398
Bayview Opportunity Master Fund IIIB Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/33 (b) (c)	10,000	10,000
Bayview Opportunity Master Fund IVA Trust
Series 2018-A1-RN3, REMIC, 3.67%, 03/28/33 (b) (c)	3,498	3,502
Bayview Opportunity Master Fund IVB Trust
Series 2018-A1-SBR2, 3.84%, 04/28/33 (b) (c)	7,798	7,793
BBCMS Trust
Series 2017-E-GLKS, 5.01%, (1M US LIBOR + 2.85%), 11/15/19 (a) (b)	2,480	2,482
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	421
Series 2017-C-DELC, REMIC, 3.36%, (1M US LIBOR + 1.20%), 08/15/19 (a) (b)	331	331
Series 2017-D-DELC, REMIC, 3.86%, (1M US LIBOR + 1.70%), 08/15/19 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.66%, (1M US LIBOR + 2.50%), 08/15/19 (a) (b)	789	791
Series 2017-F-DELC, REMIC, 5.66%, (1M US LIBOR + 3.50%), 08/15/19 (a) (b)	756	760
Series 2014-E-BXO, REMIC, 4.72%, (1M US LIBOR + 2.56%), 08/15/27 (a) (b)	2,669	2,677
	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-C1, REMIC, 1.68%, 02/15/50 (a)	22,678	2,152
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/05/20 (a) (b)	3,283	3,031
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.39%, 07/25/36 (a)	5,771	5,554
Bear Stearns Asset Backed Securities I Trust
Series 2006-M1-2, REMIC, 2.64%, (1M US LIBOR + 0.42%), 07/25/36 (a)	289	290
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 3.60%, (3M US LIBOR + 1.25%), 07/20/29 (a) (b)	2,000	2,004
BHMS Mortgage Trust
Series 2018-C-ATLS, REMIC, 4.06%, (1M US LIBOR + 1.90%), 07/15/20 (a) (b)	3,131	3,136
BlueMountain CLO Ltd.
Series 2013-A1R-1A, 3.75%, (3M US LIBOR + 1.40%), 01/20/29 (a) (b)	1,000	1,002
BSPRT Issuer Ltd.
Series 2017-B-FL1, 4.56%, (1M US LIBOR + 2.40%), 02/15/22 (a) (b)	1,390	1,399
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.48%, (1M US LIBOR + 1.32%), 02/15/20 (a) (b)	810	812
Series 2018-E-BIOA, REMIC, 4.11%, (1M US LIBOR + 1.95%), 02/15/20 (a) (b)	2,025	2,031
BX Trust
Series 2017-D-IMC, 4.41%, (1M US LIBOR + 2.25%), 10/15/19 (a) (b)	914	916
Series 2017-E-IMC, 5.41%, (1M US LIBOR + 3.25%), 10/15/19 (a) (b)	1,475	1,480
Series 2018-F-MCSF, REMIC, 4.80%, (1M US LIBOR + 2.65%), 04/15/20 (a) (b)	2,887	2,873
Series 2018-E-GW, REMIC, 4.13%, (1M US LIBOR + 1.97%), 05/15/25 (a) (b)	968	975
Series 2018-F-GW, REMIC, 4.58%, (1M US LIBOR + 2.42%), 05/15/25 (a) (b)	968	976
Series 2018-G-GW, REMIC, 5.08%, (1M US LIBOR + 2.92%), 05/15/25 (a) (b)	968	976
Carbone CLO Ltd.
Series 2017-A1-1A, 3.49%, (3M US LIBOR + 1.14%), 01/20/31 (a) (b)	3,000	2,998
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-4A, 3.80%, (3M US LIBOR + 1.45%), 01/20/29 (a) (b)	1,000	1,002
Carlyle US CLO Ltd.
Series 2017-A1A-1A, 3.65%, (3M US LIBOR + 1.30%), 04/20/31 (a) (b)	1,000	1,002
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.83%, 06/15/50 (a)	16,442	1,636
Interest Only, Series 2016-XA-C3, REMIC, 1.22%, 12/12/25 (a)	5,031	309
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,382
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (a)	27,891	2,722
CFIP CLO Ltd.
Series 2014-AR-1A, 3.66%, (3M US LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,523
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.46%, (1M US LIBOR + 2.30%), 02/15/20 (a) (b)	2,837	2,855
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.16%, (1M US LIBOR + 3.00%), 11/15/19 (a) (b)	761	765
Series 2017-F-CSMO, REMIC, 5.90%, (1M US LIBOR + 3.74%), 11/15/19 (a) (b)	406	409
CIM Trust
Series 2016-A1-3, REMIC, 4.60%, (1M US LIBOR + 2.50%), 02/25/56 (a) (b)	3,620	3,746
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.96%, (1M US LIBOR + 2.80%), 12/15/19 (a) (b)	4,739	4,766
Series 2018-F-TBR, 5.81%, (1M US LIBOR + 3.65%), 12/15/19 (a) (b)	4,510	4,541

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (a)	828	821
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	307
Interest Only, Series 2014-XA-GC19, REMIC, 1.31%, 03/10/47 (a)	30,336	1,455
Interest Only, Series 2014-XA-GC21, REMIC, 1.36%, 05/10/47 (a)	30,931	1,563
Interest Only, Series 2015-XA-GC35, REMIC, 1.03%, 11/10/48 (a)	3,987	163
Interest Only, Series 2016-XA-GC36, REMIC, 1.46%, 02/10/49 (a)	4,232	305
Interest Only, Series 2016-XA-GC37, REMIC, 1.95%, 04/10/49 (a)	8,505	863
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	7,655	699
Interest Only, Series 2016-XA-P5, REMIC, 1.69%, 10/10/49 (a)	11,308	956
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/14/50 (a)	34,878	2,527
Citigroup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (b) (c)	14,917	14,850
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,447	1,405
Civic Mortgage LLC
Series 2018-A1-1, 3.89%, 06/25/22 (b) (c)	7,629	7,629
CLNS Trust
Series 2017-D-IKPR, 4.18%, (1M US LIBOR + 2.05%), 06/11/22 (a) (b)	973	977
Series 2017-E-IKPR, 5.63%, (1M US LIBOR + 3.50%), 06/11/22 (a) (b)	973	978
Series 2017-F-IKPR, 6.63%, (1M US LIBOR + 4.50%), 06/11/22 (a) (b)	973	980
CLUB Credit Trust
Series 2017-B-NP1, 3.17%, 11/15/18 (b)	18	18
Series 2018-A-NP1, 2.99%, 03/15/19 (b)	732	732
COBALT CMBS Commercial Mortgage Trust
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (a)	288	291
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.51%, (1M US LIBOR + 2.35%), 12/17/18 (a) (b)	1,000	1,002
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	6,397	6,331
COMM Mortgage Trust
Series 2018-D-HCLV, 4.18%, 09/15/20 (a) (b)	197	195
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	450	448
Interest Only, Series 2015-XA-CR26, REMIC, 1.17%, 10/10/48 (a)	5,276	268
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (b)	673	614
Series 2013-D-LC13, REMIC, 5.45%, 09/10/23 (a) (b)	1,483	1,431
Interest Only, Series 2015-XA-CR27, REMIC, 1.28%, 09/10/25 (a)	12,389	659
Interest Only, Series 2015-XA-LC21, REMIC, 0.97%, 07/10/48 (a)	23,323	810
Interest Only, Series 2015-XA-CR25, REMIC, 1.08%, 08/10/48 (a)	23,147	1,131
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.39%, 10/10/46 (a)	35,913	1,738
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	309
Interest Only, Series 2014-XA-UBS3, REMIC, 1.44%, 06/10/47 (a)	38,903	1,762
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (a)	18,350	1,486
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	2,178	2,158
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	4,953
	Shares/Par[1]	Value ($)
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.17%, 02/15/41 (a) (b)	21	21
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,143	1,098
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (b)	3,082	3,086
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (a) (b)	1,799	1,751
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	309	307
CSMC Trust
Series 2018-A1-RPL8, 4.13%, 07/25/58 (b) (d)	10,000	9,964
Series 2017-E-CHOP, REMIC, 5.46%, (1M US LIBOR + 3.30%), 07/15/32 (a) (b)	2,125	2,138
Series 2018-A1-RPL7, REMIC, 4.00%, 10/25/48 (b) (e)	6,000	5,953
CVP CLO Ltd.
Series 2017-A-1A, 3.69%, (3M US LIBOR + 1.34%), 07/20/30 (a) (b)	7,500	7,610
Series 2017-A-2A, 3.54%, (3M US LIBOR + 1.19%), 01/20/31 (a) (b)	10,000	10,004
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.64%, 05/10/49 (a)	13,569	1,124
Series 2016-C-C1, REMIC, 3.50%, 05/10/49 (a)	801	743
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (a) (b)	835	817
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (a) (b)	4,136	4,070
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (a) (b)	4,136	4,053
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.52%, (1M US LIBOR + 0.30%), 09/25/47 (a)	1,885	1,684
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 07/25/25 (b)	1,889	1,848
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	1,940
Series 2016-B-3, 2.43%, 06/15/21 (b)	1,000	995
Galaxy XXII CLO Ltd.
Series 2016-A2R-22A, 3.19%, (3M US LIBOR + 0.85%), 07/16/28 (a) (b)	5,000	4,976
GCAT LLC
Series 2018-A1-2, 4.09%, 06/26/23 (b) (c)	961	961
Series 2017-5, 3.23%, 07/25/47 (b) (c)	1,213	1,213
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (a)	83	82
Gilbert Park CLO Ltd.
Series 2017-A-1A, 3.53%, (3M US LIBOR + 1.19%), 10/15/30 (a) (b)	3,000	3,003
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (b)	2,883	2,890
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,046
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	796
Great Wolf Trust
Series 2017-D-WOLF, 4.26%, (1M US LIBOR + 2.10%), 09/15/19 (a) (b)	698	700
Series 2017-E-WOLF, 5.26%, (1M US LIBOR + 3.10%), 09/15/19 (a) (b)	1,082	1,087
Series 2017-F-WOLF, 6.23%, (1M US LIBOR + 4.07%), 09/15/19 (a) (b)	576	579
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.50%, (3M US LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	3,000
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (a)	32,637	2,214
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.19%, 05/10/50 (a)	30,302	2,238
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (a)	3,425	240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-GC20, REMIC, 1.24%, 04/10/47 (a)	7,767	315
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (a)	10,285	346
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a) (b)	2,349	2,027
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (a)	5,630	265
Halcyon Loan Advisors Funding Ltd.
Series 2015-A1R-3A, 3.23%, (3M US LIBOR + 0.90%), 10/18/27 (a) (b)	10,000	9,985
Series 2015-A-2A, REMIC, 3.73%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,500	4,500
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	4,500	4,471
Highbridge Loan Management Ltd.
Series 3A-2014-CR, 5.93%, (3M US LIBOR + 3.60%), 07/18/29 (a) (b)	1,900	1,909
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.38%, (1M US LIBOR + 0.16%), 04/25/37 (a)	1,925	1,907
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.51%, (1M US LIBOR + 2.35%), 08/09/20 (a) (b)	2,392	2,399
IMT Trust
Series 2017-EFL-APTS, 4.31%, (1M US LIBOR + 2.15%), 06/15/19 (a) (b)	721	722
Series 2017-FFL-APTS, 5.01%, (1M US LIBOR + 2.85%), 06/15/19 (a) (b)	721	724
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.48%, (3M US LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	998
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	5,940	5,932
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	420	419
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	362
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (a)	12,814	588
Interest Only, Series 2014-XA-C22, REMIC, 1.04%, 09/15/47 (a)	47,169	1,904
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (a)	34,542	2,778
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.96%, 12/15/49 (a)	28,972	1,526
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-E-AON, 4.77%, 07/10/23 (a) (b)	3,103	3,114
Series 2018-C-LAQ, 3.76%, (1M US LIBOR + 1.60%), 06/15/25 (a) (b)	4,788	4,809
Series 2018-D-LAQ, 4.26%, (1M US LIBOR + 2.10%), 06/15/25 (a) (b)	1,900	1,913
Series 2018-E-LAQ, 5.16%, (1M US LIBOR + 3.00%), 06/15/25 (a) (b)	608	614
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	128	128
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	2,356	2,292
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (a)	112	112
Interest Only, Series 2015-XA-JP1, REMIC, 1.28%, 01/15/49 (a)	4,906	224
Series 2007-AM-C1, REMIC, 6.15%, 02/15/51 (a)	23	23
Series 2017-C-MAUI, REMIC, 3.38%, (1M US LIBOR + 1.25%), 07/15/19 (a) (b)	576	577
Series 2017-D-MAUI, REMIC, 4.08%, (1M US LIBOR + 1.95%), 07/15/19 (a) (b)	541	544
Series 2017-E-MAUI, REMIC, 5.08%, (1M US LIBOR + 2.95%), 07/15/19 (a) (b)	479	484
Series 2017-F-MAUI, REMIC, 5.88%, (1M US LIBOR + 3.75%), 07/15/19 (a) (b)	674	681
Series 2011-D-C5, REMIC, 5.59%, 09/15/21 (a) (b)	2,400	2,398
Series 2015-D-MAR7, REMIC, 5.23%, 06/05/22 (b)	1,491	1,482
	Shares/Par[1]	Value ($)
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (b)	3,141	3,196
Interest Only, Series 2015-XA-C32, REMIC, 1.60%, 09/15/25 (a)	14,329	731
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (a) (b)	498	403
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,602
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	997
Interest Only, Series 2016-XA-JP4, REMIC, 0.94%, 12/15/49 (a)	19,161	767
JPMorgan Mortgage Trust
Series 2018-A2-7FRB, 2.81%, (1M US LIBOR + 0.75%), 04/25/46 (a) (b)	4,376	4,391
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (b)	1,857	1,844
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/15/20 (b)	5,000	5,034
Kingsland VIII Ltd.
Series 2018-A-8A, 3.47%, (3M US LIBOR + 1.12%), 04/20/31 (a) (b)	4,000	3,976
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 07/12/50 (b)	2,900	2,840
LCM XVI LP
Series AR-16A, 3.37%, (3M US LIBOR + 1.03%), 07/15/26 (a) (b)	1,750	1,750
LCM XVII LP
Series A2RR-17A, 3.58%, (3M US LIBOR + 1.15%), 10/15/31 (a) (b)	5,000	4,995
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 04/25/58 (b) (c)	14,697	14,636
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (b) (c)	4,469	4,428
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (b)	5,000	4,972
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.04%, 06/10/25 (a) (b)	15,971	1,096
Magnetite IX Ltd.
Series 2014-A1R-9A, 3.34%, (3M US LIBOR + 1.00%), 07/25/26 (a) (b)	5,000	5,001
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.18%, 11/21/27 (b)	5,000	4,985
Marble Point CLO XI Ltd.
Series 2017-A-2A, 3.51%, (3M US LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,999
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.78%, 05/12/39 (a)	30	30
Series 2007-AM-C1, REMIC, 6.00%, 06/12/50 (a)	37	37
Midocean Credit CLO VII
Series 2017-A1-7A, 3.66%, (3M US LIBOR + 1.32%), 07/15/29 (a) (b)	7,000	7,006
Milos CLO Ltd.
Series 2017-A-1A, 3.60%, (3M US LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,512
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.22%, 02/15/24 (a)	15,712	613
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	426
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (b)	312	267
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	252
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	203
Interest Only, Series 2016-XA-C28, REMIC, 1.42%, 01/15/26 (a)	4,568	305
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	2,371	2,426
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (a)	1,240	1,216
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (b)	1,000	842
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.11%, (1M US LIBOR + 1.95%), 11/15/19 (a) (b)	2,575	2,581
Series 2017-F-CLS, 4.76%, (1M US LIBOR + 2.60%), 11/15/19 (a) (b)	2,556	2,566
Interest Only, Series 2016-XA-UB12, 0.95%, 12/15/49 (a)	4,102	184
Interest Only, Series 2017-XA-H1, 1.61%, 06/15/50 (a)	26,515	2,266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-UBS8, REMIC, 1.07%, 12/15/48 (a)	4,808	252
Series 2018-D-SUN, REMIC, 3.81%, (1M US LIBOR + 1.65%), 07/15/20 (a) (b)	899	900
Series 2018-F-SUN, REMIC, 4.71%, (1M US LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,343
Series 2018-G-SUN, REMIC, 5.21%, (1M US LIBOR + 3.05%), 07/15/20 (a) (b)	899	900
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	2,053	1,993
Series 2007-B-IQ15, REMIC, 6.33%, 06/11/49 (a) (b)	3,000	3,008
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 02/20/44 (b)	4,778	4,765
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.31%, (1M US LIBOR + 2.15%), 08/15/19 (a) (b)	2,290	2,294
Series 2017-F-MTL6, REMIC, 6.41%, (1M US LIBOR + 4.25%), 08/15/19 (a) (b)	3,011	3,024
MP CLO IV Ltd.
Series 2013-ARR-2A, 3.62%, (3M US LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,520
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.25%, (3M US LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	2,993
Nassau Ltd.
Series 2018-A-IA, 3.43%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,991
Nationstar HECM Loan Trust
Series 2017-M1-1A, 2.94%, 11/25/19 (b) (e)	7,000	6,949
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 4.36%, (1M US LIBOR + 2.20%), 06/15/35 (a) (b)	3,129	3,123
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (b)	3,000	2,927
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 3.21%, (3M US LIBOR + 0.90%), 05/21/27 (a) (b)	10,000	9,997
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 3.46%, (3M US LIBOR + 1.14%), 11/18/26 (a) (b)	5,000	5,001
OFSI Fund V Ltd.
Series 2018-A-1A, 3.49%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	5,000
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (b)	37	37
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,912
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (b)	3,000	3,000
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	1,721	1,694
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.54%, (3M US LIBOR + 1.20%), 08/23/31 (a) (b)	4,500	4,500
PFP Pty Ltd.
Series 2017-C-4, 4.41%, (1M US LIBOR + 2.25%), 06/14/20 (a) (b)	1,561	1,569
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	7,082	7,083
Series 2018-A1-NLP3, 4.13%, 08/27/33 (b) (c)	6,625	6,625
Prosper Marketplace Issuance Trust
Series 2018-A-1A, 3.11%, 06/17/24 (b)	961	960
RAIT Financial Trust
Series 2017-B-FL7, 3.76%, (1M US LIBOR + 1.60%), 06/15/37 (a) (b)	2,096	2,097
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,544	1,409
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	941	931
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,414	1,009
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 4.16%, (1M US LIBOR + 2.00%), 04/15/20 (a) (b)	1,566	1,566
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,097	1,022
	Shares/Par[1]	Value ($)
Rockford Tower CLO Ltd.
Series 2017-A-2A, 3.61%, (3M US LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,006
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	4,885
Shackleton IX CLO Ltd.
Series 2016-A-9A, 3.85%, (3M US LIBOR + 1.50%), 10/20/28 (a) (b)	2,900	2,903
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	2,335	2,287
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (b)	765	761
Series 2017-A1-6, 2.20%, 12/25/19 (b)	1,498	1,489
Series 2016-A-3, 3.05%, 05/25/21 (b)	730	727
Series 2016-A-1, 3.26%, 07/25/21 (b)	1,612	1,610
Series 2017-A-3, 2.77%, 01/25/22 (b)	780	773
Series 2017-A2-6, 2.82%, 01/25/22 (b)	3,500	3,463
Series 2017-A2-5, 2.78%, 03/25/22 (b)	1,250	1,228
Series 2017-A-1, 3.28%, 01/26/26 (b)	642	641
Series 2017-A-2, 3.28%, 02/25/26 (b)	451	450
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (b)	1,458	1,452
Series 2018-A1-2, 2.93%, 05/25/20 (b)	706	704
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	2,000	1,935
Series 2017-BFX-D, 3.61%, 09/25/40 (b)	1,075	1,037
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.65%, (3M US LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,500
Sound Point CLO XXI Ltd.
Series 2018-A1A-21, 0.00%, (3M US LIBOR + 1.17%), 10/15/31 (a) (b) (e)	3,000	3,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	2,326	2,315
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (b)	1,690	1,689
Series 2016-A-AA, 2.90%, 03/15/20 (b)	5,000	4,987
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	1,292	1,291
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (b)	976	973
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.57%, (3M US LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	4,002
Series 2014-A-1RA, 3.42%, 04/21/31 (b)	2,550	2,542
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,500
Series 2018-A-2A, 3.47%, (3M US LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,996
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.86%, 12/25/35 (a)	3,016	2,971
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	3,356	3,143
STWD Mortgage Trust
Series 2018-E-URB, 5.21%, (3M US LIBOR + 3.15%), 05/15/21 (a) (b)	4,396	4,396
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42	6,885	6,948
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 3.86%, (3M US LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,012
Series 2016-A2-1A, 4.54%, (3M US LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,005
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 5.31%, (1M US LIBOR + 3.18%), 11/11/22 (a) (b)	2,398	2,416
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/15/28 (a)	1,858	1,853
Interest Only, Series 2018-XA-C8, 1.05%, 02/15/51 (a)	27,087	1,719
Interest Only, Series 2017-XB-C1, REMIC, 1.06%, 06/15/50 (a)	25,883	1,762
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.25%, 12/10/21 (a) (b)	1,461	1,519

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Upstart Securitization Trust
Series 2018-A-1, 3.02%, 08/20/25 (b)	1,115	1,114
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (c)	2,536	2,534
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (b)	1,567	1,555
Venture VII CDO Ltd.
Series 2006-A2-7A, 2.59%, (3M US LIBOR + 0.24%), 01/20/22 (a) (b)	1,361	1,357
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.59%, (3M US LIBOR + 1.28%), 09/15/30 (a) (b)	4,000	4,000
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	1,635	1,629
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	1,908	1,901
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.59%, (3M US LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,998
Vivint Solar Financing V LLC
Series 2018-A-1A, 4.73%, 10/30/28 (b)	5,000	4,957
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	3,944	3,944
VOLT LX LLC
Series 2017-A1-NPL7, 3.25%, 04/25/59 (b) (c)	2,459	2,459
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	2,482	2,482
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (c)	3,001	2,965
Washington Mutual Asset-Backed Certificates WMABS Trust
Series 2006-M1-HE1, REMIC, 2.56%, (1M US LIBOR + 0.34%), 04/25/36 (a)	14,984	13,740
Wellfleet CLO Ltd.
Series 2018-A1-2A, 3.52%, (3M US LIBOR + 1.20%), 10/20/31 (a) (b) (e)	4,500	4,494
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.15%, 12/15/48 (a)	5,046	252
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,077	1,007
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.22%, 07/15/50 (a)	26,329	1,824
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	269
Interest Only, Series 2015-XA-C31, REMIC, 1.23%, 07/15/25 (a)	4,387	255
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	400	397
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	375	347
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (a)	310	313
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	365
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	300
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	311	308
Interest Only, Series 2016-XA-C33, REMIC, 1.94%, 03/15/59 (a)	2,802	254
Series 2018-E-BXI, REMIC, 4.32%, (1M US LIBOR + 2.16%), 12/15/19 (a) (b)	2,762	2,791
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	2,350	2,336
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	810	814
Series 2007-A1-AR4, REMIC, 4.57%, 08/25/37 (a)	877	883
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.96%, 12/15/46 (a)	52,891	1,571
Interest Only, Series 2014-XA-C19, REMIC, 1.26%, 03/15/47 (a)	46,433	1,918
Interest Only, Series 2014-XA-C21, REMIC, 1.23%, 08/15/47 (a)	3,157	140
	Shares/Par[1]	Value ($)
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.27%, (3M US LIBOR + 0.93%), 04/17/27 (a) (b)	5,000	5,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $727,006)		726,449
CORPORATE BONDS AND NOTES 13.4%
Communication Services 0.8%
America Movil SAB de CV
3.13%, 07/16/22	500	490
AT&T Inc.
2.80%, 02/17/21	2,560	2,521
Axiata SPV 2 Bhd
3.47%, 11/19/20	2,200	2,183
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	2,200	2,181
Digicel Group Ltd.
8.25%, 09/30/20	300	228
7.13%, 04/01/22	200	132
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	1,300	1,286
Orange SA
2.75%, 02/06/19	1,361	1,361
Telefonica Chile SA
3.88%, 10/12/22	1,600	1,583
Verizon Communications Inc.
3.41%, (3M US LIBOR + 1.10%), 05/15/25 (a)	1,275	1,285
		13,250
Consumer Discretionary 0.1%
eBay Inc.
2.75%, 01/30/23	640	616
S.A.C.I. Falabella
3.75%, 04/30/23	900	887
		1,503
Consumer Staples 0.9%
BAT Capital Corp.
2.30%, 08/14/20 (b)	1,300	1,274
CK Hutchison International 17 Ltd.
2.88%, 04/05/22	1,000	968
2.88%, 04/05/22 (b)	2,100	2,038
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	300	305
ESAL GmbH
6.25%, 02/05/23	600	592
Grupo Bimbo SAB de CV
4.88%, 06/30/20	500	510
JBS Investments GmbH
7.75%, 10/28/20	700	713
Kroger Co.
6.15%, 01/15/20	2,265	2,348
Marfrig Holdings Europe BV
8.00%, 06/08/23	1,892	1,897
Molson Coors Brewing Co.
1.45%, 07/15/19	1,645	1,626
Mondelez International Inc.
3.00%, 05/07/20	1,365	1,361
Reynolds American Inc.
3.25%, 06/12/20	1,245	1,242
		14,874
Energy 1.7%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,302
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,641
1.77%, 09/19/19	280	277
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (b)	940	945
Ecopetrol SA
7.63%, 07/23/19	1,200	1,242
5.88%, 09/18/23	400	426
EQT Corp.
2.50%, 10/01/20	2,130	2,081
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	934

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
5.75%, 08/01/23	200	210
Kinder Morgan Inc.
3.05%, 12/01/19	2,090	2,088
Oleoducto Central SA
4.00%, 05/07/21	1,882	1,878
ONGC Videsh Ltd.
3.25%, 07/15/19	2,000	1,995
3.75%, 05/07/23	200	194
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	858
Pan American Energy LLC
7.88%, 05/07/21	200	205
Petronas Capital Ltd.
3.13%, 03/18/22	1,000	980
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	2,000	1,977
Reliance Holding USA Inc.
4.50%, 10/19/20	1,000	1,009
5.40%, 02/14/22	1,850	1,910
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	200	197
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	190
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	584
3.00%, 04/12/22 (b)	700	680
Tecila SA
8.50%, 03/23/21	1,150	1,159
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	2,700	2,737
		28,699
Financials 6.5%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,955	1,992
Agromercantil Senior Trust
6.25%, 04/10/19	625	631
American Express Co.
2.96%, (3M US LIBOR + 0.65%), 02/27/23 (a)	2,165	2,162
Banco Bilbao Vizcaya Argentaria SA
5.00%, 08/26/22	1,500	1,544
Banco de Credito del Peru
5.38%, 09/16/20	760	787
4.25%, 04/01/23	1,000	1,000
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23	1,500	1,435
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	1,850	1,924
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (f)	500	500
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (a)	700	681
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	500
Banco Santander Chile
2.50%, 12/15/20 (b)	200	195
3.88%, 09/20/22	800	798
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	300	298
5.95%, 01/30/24 (a)	2,700	2,715
Banco Santander SA
5.95%, 10/01/28 (b)	800	812
Banistmo SA
3.65%, 09/19/22	1,200	1,141
3.65%, 09/19/22 (b)	500	478
Bank of America Corp.
3.11%, (3M US LIBOR + 0.79%), 03/05/24 (a)	1,365	1,364
Barclays Bank Plc
2.65%, 01/11/21	2,515	2,464
BBVA Bancomer SA
7.25%, 04/22/20	100	104
6.75%, 09/30/22	1,450	1,546
BDO Unibank Inc.
2.63%, 10/24/21	900	865
2.95%, 03/06/23	2,200	2,072
	Shares/Par[1]	Value ($)
Braskem Finance Ltd.
3.50%, 01/10/23	1,400	1,333
Capital One Financial Corp.
2.40%, 10/30/20	2,520	2,467
Citigroup Inc.
3.34%, (3M US LIBOR + 1.02%), 06/01/24 (a)	1,355	1,364
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	799
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	500	493
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,907
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	306
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,685	1,663
2.05%, 09/18/20 (b)	795	775
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (a) (b)	1,270	1,273
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23	1,300	1,316
Daimler Finance North America LLC
2.25%, 03/02/20 (b)	980	966
2.30%, 02/12/21 (b)	1,775	1,727
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (f)	2,000	1,937
ENA Norte Trust
4.95%, 04/25/23	342	343
Fondo Mivivienda SA
3.50%, 01/31/23	150	145
Ford Motor Credit Co. LLC
3.55%, (3M US LIBOR + 1.24%), 02/15/23 (a)	1,990	1,979
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,336
3.20%, 07/06/21	1,175	1,160
Global Bank Corp.
5.13%, 10/30/19	2,000	2,012
4.50%, 10/20/21 (b)	500	495
4.50%, 10/20/21	500	496
Goldman Sachs Bank USA
3.20%, 06/05/20	990	989
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,870	1,856
Guanay Finance Ltd.
6.00%, 12/15/20	813	825
HSBC Holdings Plc
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (a)	1,305	1,303
Industrial Senior Trust
5.50%, 11/01/22	500	488
IOI Investment L Bhd
4.38%, 06/27/22	600	598
Itau CorpBanca
3.88%, 09/22/19	800	804
Itau Unibanco Holding SA
6.20%, 12/21/21	400	414
Malayan Banking Bhd
3.91%, 10/29/26 (a)	3,100	3,052
Mitsubishi UFJ Financial Group Inc.
3.19%, (3M US LIBOR + 0.86%), 07/26/23 (a)	3,110	3,117
Mizuho Financial Group Inc.
3.11%, (3M US LIBOR + 0.79%), 03/05/23 (a)	2,465	2,466
Morgan Stanley
3.28%, (3M US LIBOR + 0.93%), 07/22/22 (a)	2,620	2,640
Multibank Inc.
4.38%, 11/09/22	900	892
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (a)	2,000	2,006
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (g)	1,000	865
Petrobras Global Finance BV
4.38%, 05/20/23	600	571
PNC Bank NA
2.45%, 11/05/20	1,185	1,165
PNC Funding Corp.
5.13%, 02/08/20	290	297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
4.38%, 08/11/20	945	963
Prudential Financial Inc.
7.38%, 06/15/19	1,780	1,835
4.50%, 11/15/20	730	748
Royal Bank of Scotland Group Plc
3.92%, (3M US LIBOR + 1.55%), 06/25/24 (a)	1,355	1,364
Santander UK Plc
2.50%, 01/05/21	2,310	2,257
SPARC EM Ltd.
0.00%, 12/05/22 (g)	1,200	1,099
0.00%, 12/05/22 (b) (g)	1,000	916
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,570	2,468
Synchrony Financial
3.75%, 08/15/21	630	625
Temasek Financial I Ltd.
2.38%, 01/23/23	1,500	1,438
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (b)	1,000	998
Toronto-Dominion Bank
3.25%, 06/11/21	2,465	2,463
UBS AG
2.45%, 12/01/20 (b)	2,380	2,332
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/23	1,300	1,284
Union Bank of the Philippines
3.37%, 11/29/22	900	859
United Overseas Bank Ltd.
3.75%, 09/19/24 (a)	1,900	1,899
3.50%, 09/16/26 (a)	700	688
2.88%, 03/08/27 (a)	800	765
Wells Fargo & Co.
2.15%, 01/30/20	700	692
Wells Fargo Bank NA
2.60%, 01/15/21	1,730	1,701
Westpac Banking Corp.
1.95%, 11/23/18	650	649
1.60%, 08/19/19	1,895	1,874
2.65%, 01/25/21	135	133
		108,698
Health Care 1.4%
AbbVie Inc.
3.38%, 11/14/21	1,240	1,239
Amgen Inc.
2.20%, 05/11/20	2,530	2,494
Anthem Inc.
2.50%, 11/21/20	2,770	2,725
AstraZeneca Plc
2.38%, 11/16/20	2,775	2,734
Cardinal Health Inc.
1.95%, 06/14/19	2,585	2,569
2.62%, 06/15/22	165	158
Celgene Corp.
2.88%, 08/15/20	2,620	2,603
CVS Health Corp.
2.80%, 07/20/20	2,730	2,704
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	2,520	2,514
Halfmoon Parent Inc.
3.40%, 09/17/21 (b)	1,270	1,265
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	2,660	2,668
		23,673
Industrials 0.6%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	690
Cintas Corp. No. 2
2.90%, 04/01/22	2,745	2,681
Delta Air Lines Inc.
3.40%, 04/19/21	1,370	1,361
General Dynamics Corp.
3.00%, 05/11/21	1,275	1,268
Northrop Grumman Corp.
2.08%, 10/15/20	2,550	2,492
	Shares/Par[1]	Value ($)
PSA International Pte Ltd.
3.88%, 02/11/21	200	202
Union Pacific Corp.
3.20%, 06/08/21	1,250	1,249
		9,943
Information Technology 0.1%
Analog Devices Inc.
2.95%, 01/12/21	1,250	1,239
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,355	1,351
		2,590
Materials 0.5%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,700	1,736
Fresnillo Plc
5.50%, 11/13/23	2,200	2,260
Inversiones CMPC SA
4.50%, 04/25/22	1,000	1,010
Sherwin-Williams Co.
2.25%, 05/15/20	2,780	2,739
UPL Corp. Ltd.
3.25%, 10/13/21	900	869
		8,614
Real Estate 0.1%
Boston Properties LP
5.88%, 10/15/19	1,115	1,139
Utilities 0.7%
Comision Federal de Electricidad
4.88%, 05/26/21	2,400	2,442
Consolidated Edison Inc.
2.00%, 03/15/20 - 05/15/21	2,705	2,655
E.CL SA
5.63%, 01/15/21	400	414
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	304
Israel Electric Corp. Ltd.
6.88%, 06/21/23	300	329
NextEra Energy Capital Holdings Inc.
3.34%, 09/01/20	1,230	1,232
Pampa Energia SA
7.38%, 07/21/23	800	748
PSEG Power LLC
3.85%, 06/01/23	1,250	1,243
Southern Co.
1.85%, 07/01/19	1,665	1,652
SP PowerAssets Ltd.
2.70%, 09/14/22	1,500	1,454
		12,473
Total Corporate Bonds And Notes (cost $228,515)		225,456
SENIOR LOAN INTERESTS 7.9%
Communication Services 0.5%
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (a)	983	974
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (a)	1,107	1,098
Cincinnati Bell Inc.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/02/24 (a)	1,090	1,090
Digicel International Finance Ltd.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 05/27/24 (a)	60	56
Greeneden US Holdings II LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/01/23 (a)	1,091	1,097
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (a)	920	923
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.50%), 06/20/24 (a)	1,020	1,021

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (a) (h)	316	316
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (a)	537	538
Web.com Group Inc.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 09/17/26 (a) (h)	215	216
		7,329
Consumer Discretionary 1.5%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (a) (h)	110	110
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 12/01/23 (a)	1,007	1,017
American Tire Distributors Holdings Inc.
Term Loan, 6.64%, (1M LIBOR + 4.25%), 10/01/21 (a)	493	427
Cengage Learning Acquisitions Inc.
Term Loan B, 6.42%, (3M LIBOR + 4.25%), 06/07/23 (a)	1,365	1,269
ClubCorp Holdings Inc.
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 08/16/24 (a)	1,391	1,383
Equinox Holdings Inc.
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.00%), 03/08/24 (a)	1,315	1,321
Explorer Holdings Inc.
Term Loan B, 6.14%, (3M LIBOR + 3.75%), 05/02/23 (a)	1,040	1,046
Federal-Mogul Holdings Corp.
Term Loan C, 5.83%, (3M LIBOR + 3.75%), 04/15/21 (a)	261	261
Term Loan C, 5.91%, (3M LIBOR + 3.75%), 04/15/21 (a)	788	788
FrontDoor Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.50%), 08/16/25 (a)	335	337
Garda World Security Corp.
Term Loan, 5.82%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,144	1,148
Term Loan, 7.75%, (3M Prime Rate + 2.50%), 05/12/24 (a)	3	3
Hayward Industries Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/04/24 (a) (h)	460	463
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 08/04/24 (a)	887	892
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (a) (h)	55	55
Term Loan B-1, 5.24%, (3M LIBOR + 3.00%), 06/28/24 (a)	1,240	1,242
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (a)	762	762
Lions Gate Capital Holdings LLC
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 03/20/25 (a)	298	299
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (a)	1,573	1,575
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (a)	250	252
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (a) (e) (h)	130	129
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (a)	853	850
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (a) (e)	8	7
Meredith Corp.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/08/25 (a)	255	257
Mission Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (a)	125	125
	Shares/Par[1]	Value ($)
Nexstar Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (a)	888	891
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (a) (h)	250	251
Playa Resorts Holding BV
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/07/24 (a)	1,866	1,851
Rentpath Inc.
Term Loan, 7.00%, (3M LIBOR + 4.75%), 12/17/21 (a) (i)	623	545
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (a)	238	237
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (a)	997	995
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (a)	753	759
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (a)	245	247
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (a) (h)	835	835
Travel Leaders Group LLC
Term Loan B, 6.16%, (3M LIBOR + 4.00%), 01/25/24 (a)	344	348
Tribune Media Co.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 12/27/20 (a)	39	40
Term Loan C, 5.08%, (3M LIBOR + 3.00%), 01/20/24 (a)	1,206	1,209
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (a)	1,318	1,325
		25,551
Consumer Staples 0.2%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/19/25 (a) (h)	60	60
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (a)	1,007	1,013
CHG PPC Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (a) (h)	545	545
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (a)	115	115
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.34%, (1M LIBOR + 4.00%), 07/22/20 (a)	887	857
KIK Custom Products Inc.
Term Loan B, 6.24%, (3M LIBOR + 4.00%), 08/26/22 (a)	1,034	1,030
		3,620
Energy 0.5%
Brazos Delaware II LLC
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 05/16/25 (a)	668	663
Coronado Coal LLC
Term Loan B, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (a)	256	258
Term Loan C, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (a)	70	71
Covia Holdings Corp.
Term Loan, 6.14%, (3M LIBOR + 3.75%), 05/17/25 (a)	459	431
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (a)	662	662
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (a)	214	214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
ExGen Renewables IV LLC
Term Loan B, 5.32%, (1M LIBOR + 3.00%), 11/15/24 (a)	623	627
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (a)	758	757
Frontera Generation Holdings LLC
Term Loan B, 6.35%, (3M LIBOR + 4.25%), 04/25/25 (a)	505	508
FTS International Inc.
Term Loan B, 7.17%, (3M LIBOR + 4.75%), 04/16/21 (a)	416	418
Gavilan Resources LLC
2nd Lien Term Loan, 8.17%, (3M LIBOR + 6.00%), 02/24/24 (a)	125	118
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (a)	458	451
Oryx Southern Delaware Holdings LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 02/26/25 (a)	612	601
PowerTeam Services LLC
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 02/28/25 (a)	1,120	1,119
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (a)	365	367
U.S. Silica Co.
Term Loan B, 6.25%, (3M LIBOR + 4.00%), 04/12/25 (a)	556	544
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (a)	240	216
		8,025
Financials 1.0%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 11/07/23 (a)	160	160
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (a)	774	776
Alera Group Holdings Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.5%), 07/26/25 (a)	145	146
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (a)	373	374
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (a)	1,241	1,244
Asurion LLC
Term Loan B-6, 5.24%, (3M LIBOR + 3.00%), 11/03/23 (a)	971	978
Term Loan B-7, 5.08%, (3M LIBOR + 3.00%), 11/15/24 (a)	80	80
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (a)	290	298
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (a) (h)	505	511
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (a)	645	649
Capri Finance LLC
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 10/04/24 (a)	2,109	2,098
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (a)	1,149	1,149
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (a)	690	695
2nd Lien Term Loan, 9.09%, (3M LIBOR + 6.75%), 06/26/26 (a)	65	66
GTCR Valor Cos. Inc.
Term Loan B-1, 5.64%, (3M LIBOR + 3.25%), 06/30/23 (a)	651	655
	Shares/Par[1]	Value ($)
Gulf Finance LLC
Term Loan B, 7.64%, (3M LIBOR + 5.25%), 08/25/23 (a)	443	371
Intralinks Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 11/10/24 (a) (i)	1,171	1,173
ION Trading Technologies SARL
Incremental Term Loan B, 6.39%, (1M LIBOR + 4.00%), 11/21/24 (a)	988	983
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.24%, (3M LIBOR + 5.00%), 04/04/25 (a)	337	341
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (a)	525	528
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (a)	1,159	1,161
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (a)	1,266	1,266
		15,702
Health Care 1.0%
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (a)	942	950
Change Healthcare Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (a) (h)	1,340	1,343
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (a)	500	503
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (a)	890	895
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (a)	140	141
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.00%), 02/01/25 (a)	447	447
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 05/09/25 (a)	539	543
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (a) (h)	101	102
1st Lien Delayed Draw Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/01/25 (a)	34	34
Envision Healthcare Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (a) (h)	1,060	1,053
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (a)	1,085	1,090
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (a)	1,090	1,102
2nd Lien Term Loan, 9.39%, (3M LIBOR + 7.00%), 06/21/26 (a)	265	272
Global Medical Response Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 04/28/22 (a) (h)	680	669
Kindred Healthcare Inc.
1st Lien Term Loan, 7.25%, (3M LIBOR + 5.00%), 06/21/25 (a)	440	441
MedRisk Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/24/25 (a)	139	138
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (a)	1,184	1,187
Parexel International Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 08/06/24 (a)	684	679
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.59%, (3M LIBOR + 4.25%), 06/28/25 (a)	1,105	1,111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (a)	5	5
Term Loan B, 4.90%, (3M LIBOR + 2.75%), 06/30/24 (a)	1,521	1,530
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (a)	234	236
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (a)	159	153
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (a)	136	137
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (a)	740	746
Wink Holdco Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 11/02/24 (a)	1,181	1,176
		16,683
Industrials 1.1%
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (a) (h)	295	296
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (a)	56	56
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	291	293
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (a)	1	1
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (a)	635	643
Compass Power Generation LLC
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 12/20/24 (a)	812	815
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/25/22 (a)	377	379
EAB Global Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (a) (e)	1,234	1,212
EXC Holdings III Corp.
1st Lien Term Loan, 5.89%, (1M LIBOR + 3.50%), 11/16/24 (a)	769	774
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (a)	239	240
Gates Global LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/01/24 (a)	773	777
KBR Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 03/29/25 (a)	534	539
Kenan Advantage Group Inc.
Term Loan, 5.24%, (1M LIBOR + 3.00%), 07/22/22 (a)	624	624
Milacron LLC
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (a)	1,420	1,420
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (a)	349	352
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (a)	675	680
PODS LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 2.75%), 11/21/24 (a)	1,424	1,426
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.50%), 02/14/25 (a)	824	817
SMG Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 01/11/25 (a)	602	605
	Shares/Par[1]	Value ($)
Southern Graphics Inc.
Term Loan B, 5.47%, (1M LIBOR + 3.25%), 12/31/22 (a)	1,229	1,228
SRS Distribution Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.25%), 05/19/25 (a)	135	134
Syncreon Global Finance (US) Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.25%), 10/28/20 (a)	474	445
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (a)	1,062	1,065
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (a)	547	531
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (a)	1,429	1,434
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (a)	104	105
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (a)	596	593
WP CPP Holdings LLC
Term Loan , 6.06%, (3M LIBOR + 3.75%), 04/30/25 (a)	218	220
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (a)	512	515
Yak Access LLC
1st Lien Term Loan B, 7.14%, (3M LIBOR + 5.00%), 06/29/25 (a) (e)	740	716
		18,935
Information Technology 1.6%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (a) (h)	83	83
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 02/14/25 (a)	659	662
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (a)	594	594
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (a)	275	272
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (a)	1,064	1,070
Ascend Learning LLC
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/29/24 (a)	223	223
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (a)	846	853
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (a)	459	461
BMC Software Finance Inc.
Term Loan B, 1.00%, (3M LIBOR + 4.135%), 06/30/25 (a)	950	959
Bright Bidco BV
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 06/28/24 (a)	236	234
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 06/28/24 (a)	494	488
Ciena Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/25 (a) (h)	80	80
Colorado Buyer Inc.
Term Loan B, 5.11%, (1M LIBOR + 3.00%), 03/15/24 (a)	920	921
2nd Lien Term Loan, 9.36%, (3M LIBOR + 7.25%), 05/01/25 (a)	125	125
Cvent Inc.
1st Lien Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/24 (a)	1,239	1,237
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (a)	100	101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EagleView Technology Corp.
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 07/31/25 (a)	165	165
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (a) (h)	845	843
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (a)	1,619	1,598
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (a) (h)	145	145
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/24/25 (a)	979	980
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (a)	1,087	1,078
Kronos Inc.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (a)	3	3
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (a)	1,230	1,235
Mitchell International Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 11/21/24 (a)	1,224	1,222
2nd Lien Term Loan, 9.49%, (3M LIBOR + 7.25%), 12/01/25 (a)	400	399
MLN US HoldCo LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 07/13/25 (a) (h)	845	852
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.75%), 07/13/26 (a) (h)	200	198
Optiv Security Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/27/24 (a)	284	276
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (a) (h)	365	366
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 06/01/25 (a)	585	587
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (a)	1,065	1,065
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (a)	1,387	1,388
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (a)	1,137	1,134
Renaissance Holding Corp.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 05/21/25 (a)	663	661
Sirius Computer Solutions Inc.
Term Loan, 6.49%, (3M LIBOR + 4.25%), 10/30/22 (a)	782	785
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (a)	1,226	1,231
SS&C Technologies Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 04/15/25 (a) (h)	165	165
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (a)	740	744
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (a)	810	813
Web.com Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (a) (h)	600	603
		26,899
Materials 0.5%
Aleris International Inc.
Term Loan, 6.99%, (3M LIBOR + 4.75%), 04/15/23 (a)	474	482
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (a)	979	990
	Shares/Par[1]	Value ($)
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (a) (h)	365	366
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/25 (a)	305	306
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (a)	455	454
Forterra Finance LLC
Term Loan B, 5.24%, (1M LIBOR + 3.00%), 10/25/23 (a)	669	639
GrafTech Finance Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 02/01/25 (a)	1,062	1,068
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (a)	139	140
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (a)	1,271	1,233
Phoenix Services International LLC
Term Loan, 5.87%, (3M LIBOR + 3.75%), 01/29/25 (a)	174	175
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (a)	462	460
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (a)	845	848
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (a) (e) (h)	160	160
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (a)	678	683
2nd Lien Term Loan, 10.81%, (3M LIBOR + 8.50%), 06/18/26 (a) (e)	140	138
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (a) (h)	530	532
		8,674
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (a)	114	116
Telecommunication Services 0.0%
Speedcast International Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 05/03/25 (a) (h)	325	323
Total Senior Loan Interests (cost $132,083)		131,857
GOVERNMENT AND AGENCY OBLIGATIONS 19.8%
Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	3,447	3,335
Series QA-4060, REMIC, 1.50%, 09/15/26	3,455	3,312
Series AN-4030, REMIC, 1.75%, 04/15/27	6,178	5,947
Series CD-4484, REMIC, 1.75%, 07/15/30	5,426	5,197
Series BA-4642, REMIC, 3.00%, 02/15/41	6,925	6,813
Series A-4734, REMIC, 3.00%, 07/15/42	6,529	6,391
Series FA-4125, REMIC, 2.51%, (1M US LIBOR + 0.35%), 11/15/42 (a)	4,837	4,854
Series LA-4738, REMIC, 3.00%, 11/15/43	6,560	6,391
Series CF-4750, REMIC, 2.51%, (1M US LIBOR + 0.35%), 01/15/48 (a)	8,760	8,779
Federal National Mortgage Association
Series 2012-FK-56, 2.67%, (1M US LIBOR + 0.45%), 06/25/42 (a)	6,169	6,208
Series 2018-HF-70, 2.41%, (1M US LIBOR + 0.35%), 10/25/58 (a)	10,000	10,011
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,094	4,940
Series 2018-FA-55, REMIC, 2.52%, (1M US LIBOR + 0.30%), 08/25/48 (a)	9,680	9,668
Series 2018-FA-64, REMIC, 2.57%, (1M US LIBOR + 0.35%), 09/25/48 (a)	8,716	8,711

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2017-FA-96, REMIC, 2.62%, (1M US LIBOR + 0.40%), 12/25/57 (a)	10,431	10,451
		101,008
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,897	599
Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	8,590	8,644
Federal National Mortgage Association
2.34%, (12M US LIBOR +/- MBS Spread), 11/01/42 (a)	3,974	4,030
		12,674
Sovereign 1.1%
Banco del Estado de Chile
2.67%, 01/08/21 (b)	300	293
3.88%, 02/08/22	2,400	2,400
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	1,982
Chile Government International Bond
3.25%, 09/14/21	1,000	1,001
2.25%, 10/30/22	2,900	2,784
Costa Rica Government International Bond
10.00%, 08/01/20	400	431
Dominican Republic International Bond
7.50%, 05/06/21	1,500	1,570
Export-Import Bank of India
2.75%, 04/01/20	300	295
3.13%, 07/20/21	2,000	1,947
Indonesia Government International Bond
4.88%, 05/05/21	1,000	1,029
3.70%, 01/08/22	1,200	1,192
3.70%, 01/08/22 (b)	200	199
Israel Government International Bond
4.00%, 06/30/22	2,000	2,036
Mexico Government International Bond
3.63%, 03/15/22	500	500
Republic of Philippines
4.00%, 01/15/21	500	508
Wakala Global Sukuk Bhd
4.65%, 07/06/21	500	516
		18,683
Treasury Inflation Indexed Securities 2.7%
U.S. Treasury Inflation Indexed Note
2.13%, 01/15/19 (j)	22,771	22,828
0.13%, 04/15/19 (j)	23,123	22,982
		45,810
U.S. Treasury Securities 9.2%
U.S. Treasury Note
2.25%, 03/31/20	13,700	13,599
1.50%, 08/15/20	28,200	27,535
1.63%, 10/15/20	20,000	19,525
2.75%, 08/15/21	20,000	19,928
2.00%, 08/31/21	32,950	32,147
2.13%, 09/30/21	32,550	31,843
1.88%, 01/31/22	9,500	9,191
		153,768
Total Government And Agency Obligations (cost $336,580)		332,542
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 10.0%
Investment Companies 6.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (k) (l)	102,168	102,168
Treasury Securities 3.9%
U.S. Treasury Bill
2.31%, 02/21/19 (m)	23,150	22,940
2.26%, 04/25/19 (m)	18,600	18,350
2.41%, 08/15/19 (m)	25,800	25,234
		66,524
Total Short Term Investments (cost $168,733)		168,692
Total Investments 94.3% (cost $1,592,917)		1,584,996
Other Derivative Instruments 6.1%		102,500
Other Assets and Liabilities, Net (0.4)%		(7,033)
Total Net Assets 100.0%		1,680,463

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $618,704 and 36.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(i) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(m) The coupon rate represents the yield to maturity.

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	11/09/18	100,000	—	8,703
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/24/18	20,700	—	117

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/05/18	100,000	—	8,749
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/26/18	100,000	—	8,640
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/24/18	5,600	—	23
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/24/18	5,800	—	(3)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	12/21/18	33,000	—	3,139
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/12/18	100,000	—	9,129
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/24/18	11,500	—	75
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/24/18	4,000	—	19
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	11/30/18	100,000	—	9,926
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.39%	12/20/18	100,000	—	1,802
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	10/25/18	100,000	—	9,447
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	10/11/18	100,000	—	10,732
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	11/08/18	100,000	—	8,798
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.39%	01/17/19	100,000	—	652
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.39%	12/20/18	50,000	—	1,460
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	12/06/18	100,000	—	6,472
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	12/05/18	100,000	—	565
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	12/19/18	100,000	—	1,972
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	10/24/18	50,000	—	4,633
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	11/07/18	100,000	—	7,450
					—	102,500

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 97.4%
Australia 6.7%
Transurban Group (a)	7,682	62,277
Brazil 1.6%
CCR SA	7,360	15,290
Canada 10.5%
Canadian Pacific Railway Ltd.	79	16,723
Emera Inc.	296	9,203
Enbridge Inc.	357	11,529
Hydro One Ltd.	1,116	16,967
TransCanada Corp. (a)	1,065	43,076
		97,498
China 2.1%
China Merchants Holdings International Co. Ltd.	4,832	9,255
Jiangsu Expressway Co. Ltd. - Class H (b)	8,034	10,303
		19,558
France 2.1%
Getlink	281	3,585
Vinci SA	166	15,762
		19,347
Hong Kong 1.2%
COSCO Shipping Ports Ltd. (b)	10,032	11,042
Italy 3.0%
Atlantia SpA	1,346	27,918
Japan 7.9%
East Japan Railway Co.	476	44,207
Osaka Gas Co. Ltd.	824	16,086
Tokyo Gas Co. Ltd.	32	797
West Japan Railway Co.	176	12,234
		73,324
Mexico 1.3%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	576	6,300
Promotora y Operadora de Infraestructura SAB de CV	529	5,629
		11,929
Spain 2.3%
Aena SME SA (a)	41	7,120
Ferrovial SA	707	14,666
		21,786
United Kingdom 7.1%
National Grid Plc	3,434	35,386
Severn Trent Plc	690	16,636
SSE Plc	930	13,884
		65,906
United States of America 51.6%
Alliant Energy Corp.	477	20,313
American Electric Power Co. Inc.	201	14,282
American Tower Corp.	263	38,277
Crown Castle International Corp.	389	43,282
CSX Corp.	66	4,869
Dominion Energy Inc.	919	64,616
Evergy Inc.	759	41,704
Kinder Morgan Inc.	2,679	47,495
NextEra Energy Inc.	277	46,401
NiSource Inc.	350	8,729
Norfolk Southern Corp.	118	21,373
PG&E Corp.	601	27,642
Plains All American Pipeline LP	556	13,915
Portland General Electric Co.	200	9,106
SBA Communications Corp. (c)	58	9,250
Southern Co.	780	33,993
UGI Corp.	170	9,462
Williams Cos. Inc.	910	24,733
		479,442
Total Common Stocks (cost $948,473)		905,317
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	21,909	21,909
Total Short Term Investments (cost $21,909)		21,909
Total Investments 99.8% (cost $970,382)		927,226
Other Assets and Liabilities, Net 0.2%		1,847
Total Net Assets 100.0%		929,073

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 64.9%
Communication Services 15.7%
Alphabet Inc. - Class A (a)	30	36,768
Alphabet Inc. - Class C (a)	31	36,588
Baidu.com - Class A - ADR (a)	214	48,981
Charter Communications Inc. - Class A (a)	104	33,744
Comcast Corp. - Class A	1,071	37,909
Facebook Inc. - Class A (a)	178	29,259
Naspers Ltd. - Class N	329	70,690
		293,939
Consumer Discretionary 5.7%
Expedia Group Inc.	222	29,005
JD.com Inc. - Class A - ADR (a)	770	20,088
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,207	384
Mohawk Industries Inc. (a)	155	27,170
WPP Plc	2,032	29,755
		106,402
Consumer Staples 1.2%
Mondelez International Inc. - Class A	542	23,276
Energy 1.4%
Kinder Morgan Inc.	1,468	26,025
Financials 17.0%
Ally Financial Inc.	758	20,061
American Express Co.	156	16,581
American International Group Inc. (f)	1,231	65,519
Aon Plc - Class A (f)	301	46,301
Bank of America Corp. (f)	1,442	42,472
Citigroup Inc.	664	47,607
Groupe Bruxelles Lambert SA	360	37,699
Royal Bank of Scotland Group Plc	4,315	14,004
Wells Fargo & Co.	503	26,437
		316,681
Health Care 2.1%
Mylan NV (a) (f)	938	34,322
Thermo Fisher Scientific Inc.	19	4,614
		38,936
Industrials 6.2%
Arconic Inc. (f)	2,453	53,984
Jardine Strategic Holdings Ltd.	261	9,494
United Technologies Corp. (f)	377	52,640
		116,118
Information Technology 11.3%
Analog Devices Inc. (f)	433	40,007
Broadcom Inc. (f)	197	48,682
Microsoft Corp. (f)	292	33,434
NAVER Corp.	10	6,624
Nexon Co. Ltd. (a)	35	458
Oracle Corp.	818	42,175
TE Connectivity Ltd.	441	38,775
		210,155
Materials 3.2%
Alcoa Corp. (a) (f)	116	4,667
HeidelbergCement AG	324	25,307
LafargeHolcim Ltd.	593	29,173
		59,147
Utilities 1.1%
PG&E Corp.	461	21,230
Total Common Stocks (cost $1,113,364)		1,211,909
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.7%
Porsche Automobil Holding SE (g)	197	13,285
Total Preferred Stocks (cost $11,632)		13,285
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.4%
AIMCO CLO Corp.
Series 2014-AR-AA, 3.45%, (3M US LIBOR + 1.10%), 07/20/26 (h) (i)	3,000	3,000
	Shares/Par[1]	Value ($)
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.49%, (3M US LIBOR + 1.10%), 06/13/31 (h) (i)	1,000	1,000
ALM XIX LLC
Series 2016-A1-19A, 3.89%, (3M US LIBOR + 1.55%), 07/15/28 (h) (i)	5,000	5,004
Series 2016-A2-19A, 4.54%, (3M US LIBOR + 2.20%), 07/15/28 (h) (i)	5,000	5,010
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (i)	1,049	1,049
Ashford Hospitality Trust
Series 2018-A-ASHF, 3.06%, (1M US LIBOR + 0.90%), 04/15/22 (h) (i)	835	836
Assurant CLO III Ltd.
Series 2018-A-2A, 3.39%, (3M US LIBOR + 1.23%), 10/20/31 (h) (i)	1,000	1,000
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.21%, (1M US LIBOR + 3.05%), 12/15/19 (h) (i)	949	953
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.15%, 06/15/49 (h)	9,493	908
Bank of America Merrill Lynch Commercial Mortgage Trust
Interest Only, Series 2017-XA, REMIC, 1.01%, 07/15/60 (h)	15,409	851
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.88%, (1M US LIBOR + 0.72%), 03/15/20 (h) (i)	612	612
BBCMS Trust
Series 2017-C-DELC, REMIC, 3.36%, (1M US LIBOR + 1.20%), 08/15/19 (h) (i)	194	194
Series 2017-D-DELC, REMIC, 3.86%, (1M US LIBOR + 1.70%), 08/15/19 (h) (i)	221	221
Series 2017-E-DELC, REMIC, 4.66%, (1M US LIBOR + 2.50%), 08/15/19 (h) (i)	463	464
Series 2017-F-DELC, REMIC, 5.66%, (1M US LIBOR + 3.50%), 08/15/19 (h) (i)	444	446
Series 2014-E-BXO, REMIC, 4.72%, (1M US LIBOR + 2.56%), 08/15/27 (h) (i)	1,094	1,097
Interest Only, Series 2017-XA-C1, REMIC, 1.68%, 02/15/50 (h)	9,972	946
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.39%, 07/25/36 (h)	7,261	6,987
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 3.60%, (3M US LIBOR + 1.25%), 07/20/29 (h) (i)	1,000	1,002
BSPRT Ltd.
Series 2017-A-FL2, 2.98%, (1M US LIBOR + 0.82%), 10/01/34 (h) (i)	232	232
Series 2017-AS-FL2, 3.26%, (1M US LIBOR + 1.10%), 10/01/34 (h) (i)	131	131
Series 2017-B-FL2, 3.56%, (1M US LIBOR + 1.40%), 10/01/34 (h) (i)	131	131
BX Trust
Series 2017-D-SLCT, 4.21%, (1M US LIBOR + 2.05%), 07/15/19 (h) (i)	329	330
Series 2017-E-SLCT, 5.31%, (1M US LIBOR + 3.15%), 07/15/19 (h) (i)	542	544
Series 2018-A-GW, 2.96%, (1M US LIBOR + 0.80%), 05/15/25 (h) (i)	100	100
Series 2018-D-GW, 3.93%, (1M US LIBOR + 1.77%), 05/15/25 (h) (i)	100	101
Series 2018-F-MCSF, REMIC, 4.80%, (1M US LIBOR + 2.65%), 04/15/20 (h) (i)	910	906
Carbone CLO Ltd.
Series 2017-A1-1A, 3.49%, (3M US LIBOR + 1.14%), 01/20/31 (h) (i)	1,000	999
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 1.12%, 06/15/50 (h)	4,001	278
Interest Only, Series 2017-XA-C8, 1.83%, 06/15/50 (h)	11,018	1,097
CFIP CLO Ltd.
Series 2014-AR-1A, 3.66%, (3M US LIBOR + 1.32%), 07/13/29 (h) (i)	1,000	1,003

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 4.01%, (1M US LIBOR + 1.85%), 11/15/31 (h) (i)	247	247
CHL Mortgage Pass-Through Trust
Series 2007-1A2-15, REMIC, 6.25%, 09/25/37	2,743	2,427
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.16%, (1M US LIBOR + 3.00%), 11/15/19 (h) (i)	621	624
Series 2017-F-CSMO, REMIC, 5.90%, (1M US LIBOR + 3.74%), 11/15/19 (h) (i)	331	333
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.46%, 02/10/49 (h)	3,177	229
Citigroup Mortgage Loan Trust Inc.
Series 2007-1A1A-AR8, REMIC, 3.88%, 08/25/37 (h)	2,085	1,940
CLNS Trust
Series 2017-D-IKPR, 4.18%, (1M US LIBOR + 2.05%), 06/11/22 (h) (i)	654	656
Series 2017-E-IKPR, 5.63%, (1M US LIBOR + 3.50%), 06/11/22 (h) (i)	654	658
CLUB Credit Trust
Series 2018-A-NP1, 2.99%, 03/15/19 (i)	418	418
Cold Storage Trust
Series 2017-A-ICE3, 3.16%, (1M US LIBOR + 1.00%), 04/15/24 (h) (i)	542	543
Series 2017-C-ICE3, 3.51%, (1M US LIBOR + 1.35%), 04/15/24 (h) (i)	661	664
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.51%, (1M US LIBOR + 2.35%), 12/17/18 (h) (i)	1,000	1,002
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (h) (i)	1,811	1,771
COMM Mortgage Trust
Series 2018-A-HCLV, 3.00%, 09/15/20 (h) (i)	1,176	1,167
Interest Only, Series 2013-XA-LC6, REMIC, 1.51%, 01/10/23 (h)	13,196	618
Interest Only, Series 2013-XA-CR9, REMIC, 0.17%, 07/10/45 (h)	64,524	290
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (h)	5,269	427
Consumer Loan Underlying Bond Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25 (i)	1,320	1,320
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.17%, 02/15/41 (h) (i)	184	184
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.16%, 08/15/35 (h) (i)	1,200	1,201
Series 2017-C-LSTK, REMIC, 3.23%, 04/05/21 (i)	310	305
Series 2017-D-LSTK, REMIC, 3.44%, 04/05/21 (h) (i)	369	361
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (h) (i)	340	331
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/05/33 (h) (i)	1,967	8
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/05/33 (h) (i)	5,407	51
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 1.04%, 08/15/27 (h)	18,824	852
Interest Only, Series 2017-XA-C8, REMIC, 1.40%, 06/15/50 (h)	11,503	814
CSMC Trust
Series 2017-D-CHOP, REMIC, 4.06%, (1M US LIBOR + 1.90%), 07/15/32 (h) (i)	986	988
Series 2018-A1-RPL7, REMIC, 4.00%, 10/25/48 (b) (i)	5,000	4,961
CVP CLO Ltd.
Series 2017-A-1A, 3.69%, (3M US LIBOR + 1.34%), 07/20/30 (h) (i)	1,000	1,015
Series 2017-A-2A, 3.54%, (3M US LIBOR + 1.19%), 01/20/31 (h) (i)	1,000	1,000
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (i)	3,355	3,321
	Shares/Par[1]	Value ($)
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 7.16%, (1M US LIBOR + 5.05%), 07/25/23 (h) (i)	670	720
Galaxy XXII CLO Ltd.
Series 2016-A2R-22A, 3.19%, (3M US LIBOR + 0.85%), 07/16/28 (h) (i)	1,500	1,493
GCAT LLC
Series 2018-A1-2, 4.09%, 06/26/23 (i) (j)	4,807	4,807
Gilbert Park CLO Ltd.
Series 2017-A-1A, 3.53%, (3M US LIBOR + 1.19%), 10/15/30 (h) (i)	1,000	1,001
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (h) (i)	1,087	1,082
GPMT Ltd.
Series 2018-A-FL1, 3.08%, (1M US LIBOR + 0.90%), 12/19/20 (h) (i)	897	897
Great Wolf Trust
Series 2017-D-WOLF, 4.26%, (1M US LIBOR + 2.10%), 09/15/19 (h) (i)	302	303
Series 2017-E-WOLF, 5.26%, (1M US LIBOR + 3.10%), 09/15/19 (h) (i)	468	470
Series 2017-F-WOLF, 6.23%, (1M US LIBOR + 4.07%), 09/15/19 (h) (i)	249	250
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.50%, (3M US LIBOR + 1.18%), 10/20/31 (h) (i)	1,000	1,000
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (h)	12,583	853
GS Mortgage Securities Trust
Series 2017-E-500K, 3.66%, (1M US LIBOR + 1.50%), 07/15/19 (h) (i)	462	463
Series 2017-F-500K, 3.96%, (1M US LIBOR + 1.80%), 07/15/19 (h) (i)	317	318
Interest Only, Series 2016-XA-GS3, 1.39%, 10/10/49 (h)	10,722	794
Interest Only, Series 2017-XA-GS6, 1.19%, 05/10/50 (h)	15,154	1,119
Interest Only, Series 2013-XA-GC10, REMIC, 1.67%, 02/10/46 (h)	12,641	684
Interest Only, Series 2016-XA-GS2, REMIC, 1.81%, 05/10/49 (h)	13,951	1,228
Series 2018-A-TWR, REMIC, 3.06%, (1M US LIBOR + 0.00%), 07/15/21 (h) (i)	800	800
Series 2018-D-TWR, REMIC, 3.76%, (1M US LIBOR + 0.00%), 07/15/21 (h) (i)	800	800
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/46	43	43
Interest Only, Series 2017-C-2, REMIC, 1.28%, 08/10/50 (h)	11,528	871
Hunt CRE Ltd.
Series 2018-A-FL2, 3.17%, (1M US LIBOR + 0.00%), 06/15/23 (h) (i)	1,339	1,341
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.03%, (3M US LIBOR + 0.69%), 07/15/26 (h) (i)	3,042	3,033
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (h)	18,479	1,486
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-LD11, REMIC, 6.18%, 06/15/49 (h)	145	146
Series 2017-C-MAUI, REMIC, 3.38%, (1M US LIBOR + 1.25%), 07/15/19 (h) (i)	254	255
Series 2017-D-MAUI, REMIC, 4.08%, (1M US LIBOR + 1.95%), 07/15/19 (h) (i)	238	239
Series 2017-E-MAUI, REMIC, 5.08%, (1M US LIBOR + 2.95%), 07/15/19 (h) (i)	211	213
Series 2017-F-MAUI, REMIC, 5.88%, (1M US LIBOR + 3.75%), 07/15/19 (h) (i)	297	300
Series 2018-EFL-WPT, REMIC, 4.71%, (1M US LIBOR + 2.60%), 07/05/23 (h) (i)	788	789
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,135
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (i)	1,022	1,015

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/15/20 (i)	7,000	7,047
Kingsland VIII Ltd.
Series 2018-A-8A, 3.47%, (3M US LIBOR + 1.12%), 04/20/31 (h) (i)	1,000	994
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/14/19 (h) (i)	1,018	1,009
LCM XVII LP
Series A2RR-17A, 3.58%, (3M US LIBOR + 1.15%), 10/15/31 (h) (i)	1,500	1,498
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 04/25/58 (i) (j)	9,800	9,759
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (i)	4,000	3,977
LoanCore Issuer Ltd.
Series 2018-A-CRE1, 3.29%, (1M US LIBOR + 1.13%), 08/15/22 (h) (i)	490	491
Marathon CRE Issuer Ltd.
Series 2018-A-FL1, 3.31%, (1M US LIBOR + 1.15%), 07/15/22 (h) (i)	476	477
Marble Point CLO XI Ltd.
Series 2017-A-2A, 3.51%, (3M US LIBOR + 1.18%), 12/18/30 (h) (i)	1,000	1,000
Midocean Credit CLO VII
Series 2017-A1-7A, 3.66%, (3M US LIBOR + 1.32%), 07/15/29 (h) (i)	4,000	4,003
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (h) (i)	3,449	3,379
Milos CLO Ltd.
Series 2017-A-1A, 3.60%, (3M US LIBOR + 1.25%), 10/20/30 (h) (i)	4,000	4,006
Monarch Beach Resort Trust
Series 2018-A-MBR, REMIC, 3.08%, 07/15/20 (h) (i)	1,202	1,204
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/15/46 (i)	24,795	803
Interest Only, Series 2016-XA-C32, REMIC, 0.90%, 12/15/49 (h)	3,036	141
Octagon Investment Partners XXVII Ltd.
Series 2016-D-R-27R, 5.29%, (3M US LIBOR + 2.95%), 07/15/30 (h) (i)	1,000	1,000
OFSI Fund V Ltd.
Series 2018-A-1A, 3.49%, (3M US LIBOR + 1.15%), 07/15/31 (h) (i)	1,500	1,500
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (i)	77	77
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (i)	2,000	2,000
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.54%, (3M US LIBOR + 1.20%), 08/23/31 (h) (i)	1,500	1,500
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 08/27/33 (i) (j)	2,745	2,745
PRPM LLC
Series 2017-2, 3.47%, 09/25/22 (i) (j)	6,774	6,774
RAIT Financial Trust
Series 2017-A-FL7, 3.11%, (1M US LIBOR + 0.95%), 06/15/37 (h) (i)	562	562
Series 2017-AS-FL7, 3.46%, (1M US LIBOR + 1.30%), 06/15/37 (h) (i)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (h) (i)	5,817	5,742
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (h) (i)	3,290	3,272
Residential Accredit Loans Inc. Trust
Series 2005-A1-QS2, REMIC, 5.50%, 02/25/35	3,469	3,335
Rockford Tower CLO Ltd.
Series 2017-A-2A, 3.61%, (3M US LIBOR + 1.27%), 10/15/29 (h) (i)	2,000	2,003
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.11%, (1M US LIBOR + 0.95%), 06/15/33 (h) (i)	493	494
	Shares/Par[1]	Value ($)
Series 2017-B-ROSS, 3.41%, (1M US LIBOR + 1.25%), 06/15/33 (h) (i)	493	495
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (i)	1,187	1,185
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (h)	2,194	2,106
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.17%, 10/10/48 (h)	7,596	802
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 2.62%, (3M US LIBOR + 0.29%), 06/15/39 (h)	444	435
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (i)	765	761
Series 2017-A1-6, 2.20%, 12/25/19 (i)	1,070	1,064
Series 2016-A-3, 3.05%, 05/25/21 (i)	730	727
Series 2017-A-3, 2.77%, 01/25/22 (i)	1,040	1,030
Series 2017-A2-6, 2.82%, 01/25/22 (i)	2,500	2,474
Series 2017-A2-5, 2.78%, 03/25/22 (i)	1,000	982
Series 2017-A-1, 3.28%, 01/26/26 (i)	1,284	1,282
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (i)	875	871
Series 2018-A1-2, 2.93%, 05/25/20 (i)	1,412	1,409
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (i)	2,481	2,470
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.57%, (3M US LIBOR + 1.26%), 05/21/29 (h) (i)	2,387	2,389
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (h) (i)	1,000	1,000
Series 2018-A-2A, 3.47%, (3M US LIBOR + 1.20%), 08/18/31 (h) (i)	500	499
STWD Mortgage Trust
Series 2018-A-URB, 3.06%, (3M US LIBOR + 1.00%), 05/15/21 (h) (i)	1,489	1,489
TCI-Cent CLO Ltd.
Series 2016-A2-1A, 4.54%, (3M US LIBOR + 2.20%), 12/21/29 (h) (i)	1,500	1,503
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 4.54%, (3M US LIBOR + 2.25%), 07/17/28 (h) (i)	2,500	2,505
Series 2016-C-1A, 5.39%, (3M US LIBOR + 3.05%), 07/17/28 (h) (i)	2,500	2,508
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (i)	2,181	2,158
THL Credit Wind River CLO Ltd.
Series 2014-AR-2A, 3.48%, (3M US LIBOR + 1.14%), 01/15/31 (h) (i)	2,500	2,500
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL1, 2.81%, (1M US LIBOR + 0.75%), 10/15/19 (h) (i)	850	850
Series 2018-AS-FL1, 3.01%, (1M US LIBOR + 0.95%), 11/15/19 (h) (i)	1,615	1,615
Series 2018-B-FL1, 3.36%, (1M US LIBOR + 1.30%), 02/15/20 (h) (i)	680	681
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.26%, 05/10/45 (h) (i)	7,769	465
Interest Only, Series 2017-XA-C1, REMIC, 1.76%, 06/15/50 (h)	8,170	818
Upstart Securitization Trust
Series 2018-A-1, 3.02%, 08/20/25 (i)	557	557
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.16%, (3M US LIBOR + 0.82%), 04/15/27 (h) (i)	2,000	1,995
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.59%, (3M US LIBOR + 1.28%), 09/15/30 (h) (i)	2,000	2,000
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.59%, (3M US LIBOR + 1.20%), 10/20/31 (h) (i)	1,000	999
VOLT LXX LLC
Series 2018-A1A-NPL6, 4.11%, 09/25/48 (i)	4,000	4,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (h)	141	142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Wellfleet CLO Ltd.
Series 2018-A1-2A, 3.52%, (3M US LIBOR + 1.20%), 10/20/31 (b) (h) (i)	1,500	1,498
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2016-XA-LC24, REMIC, 1.85%, 10/15/49 (h)	8,064	794
Interest Only, Series 2017-XA-RB1, REMIC, 1.44%, 03/15/50 (h)	4,171	353
Interest Only, Series 2018-XA-C46, REMIC, 1.12%, 08/15/51 (h)	14,521	931
Interest Only, Series 2015-XA-LC22, REMIC, 1.02%, 09/15/58 (h)	17,239	779
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (i)	5,000	4,986
Series 2017-C-2A, 2.59%, 12/15/22 (i)	5,000	4,950
Total Non-U.S. Government Agency Asset-Backed Securities (cost $232,132)		232,169
CORPORATE BONDS AND NOTES 7.0%
Communication Services 0.6%
America Movil SAB de CV
3.13%, 07/16/22	1,500	1,470
AT&T Inc.
2.80%, 02/17/21	1,310	1,290
Axiata SPV 2 Bhd
3.47%, 11/19/20	700	695
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,200	1,190
CB Escrow Corp.
8.00%, 10/15/25 (i)	35	33
CCO Holdings LLC
5.75%, 02/15/26 (i)	110	110
5.00%, 02/01/28 (i)	145	136
Cengage Learning Inc.
9.50%, 06/15/24 (i)	185	160
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	150	138
CSC Holdings LLC
5.25%, 06/01/24	120	117
Digicel Group Ltd.
8.25%, 09/30/20	400	304
Embarq Corp.
8.00%, 06/01/36	135	135
Frontier Communications Corp.
8.50%, 04/01/26 (i)	70	66
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	600	594
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (i)	220	244
Intelsat Jackson Holdings SA
5.50%, 08/01/23	55	51
8.50%, 10/15/24 (i)	65	66
Iridium Communications Inc.
10.25%, 04/15/23 (i)	120	131
Live Nation Entertainment Inc.
5.63%, 03/15/26 (i)	120	121
Match Group Inc.
5.00%, 12/15/27 (i)	160	159
Orange SA
2.75%, 02/06/19	630	630
Sirius XM Radio Inc.
5.38%, 07/15/26 (i)	225	223
Sprint Corp.
7.13%, 06/15/24	235	244
Telefonica Chile SA
3.88%, 10/12/22 (k)	1,500	1,484
Telesat Canada
8.88%, 11/15/24 (i)	115	123
T-Mobile USA Inc.
4.50%, 02/01/26	130	124
Verizon Communications Inc.
3.41%, (3M US LIBOR + 1.10%), 05/15/25 (h)	725	731
		10,769
	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (i)	255	244
American Axle & Manufacturing Inc.
6.25%, 03/15/26	125	123
Argos Merger Sub Inc.
7.13%, 03/15/23 (i)	135	97
Constellation Merger Sub Inc.
8.50%, 09/15/25 (i)	130	124
CRC Escrow Issuer LLC
5.25%, 10/15/25 (i)	255	243
Delta Merger Sub Inc.
6.00%, 09/15/26 (i)	40	41
eBay Inc.
2.75%, 01/30/23	340	327
Eldorado Resorts Inc.
6.00%, 04/01/25	120	122
Frontdoor Inc.
6.75%, 08/15/26 (i)	75	77
Golden Nugget Inc.
6.75%, 10/15/24 (i)	185	188
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	130	126
IRB Holding Corp.
6.75%, 02/15/26 (i)	245	240
Jeld-Wen Inc.
4.63%, 12/15/25 (i)	130	120
Marriott International Inc.
6.50%, 09/15/26 (i)	25	26
S.A.C.I. Falabella
3.75%, 04/30/23	400	394
Six Flags Entertainment Corp.
4.88%, 07/31/24 (i)	130	127
Stars Group Holdings BV
7.00%, 07/15/26 (i)	85	88
Tempur Sealy International Inc.
5.50%, 06/15/26	265	255
Viking Cruises Ltd.
5.88%, 09/15/27 (i)	160	156
		3,118
Consumer Staples 0.4%
Albertsons Cos. LLC
5.75%, 03/15/25	140	126
B&G Foods Inc.
5.25%, 04/01/25	265	254
BAT Capital Corp.
2.30%, 08/14/20 (i)	930	911
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (i)	1,000	970
ESAL GmbH
6.25%, 02/05/23	200	197
JBS Investments GmbH
7.75%, 10/28/20	500	509
JBS USA Lux SA
6.75%, 02/15/28 (i)	190	189
Kroger Co.
6.15%, 01/15/20	1,263	1,309
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (i)	120	113
Marfrig Holdings Europe BV
8.00%, 06/08/23	900	902
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (i)	60	59
Molson Coors Brewing Co.
1.45%, 07/15/19	1,304	1,289
Mondelez International Inc.
3.00%, 05/07/20	655	653
Pilgrim's Pride Corp.
5.75%, 03/15/25 (i)	255	246
Reynolds American Inc.
3.25%, 06/12/20	423	422
		8,149

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Energy 1.0%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,000	1,001
BP Capital Markets Plc
1.68%, 05/03/19	1,345	1,337
Calfrac Holdings LP
8.50%, 06/15/26 (i)	60	56
Cheniere Energy Partners LP
5.25%, 10/01/25	150	150
CNX Midstream Partners LP
6.50%, 03/15/26 (i)	250	250
CSI Compressco LP
7.50%, 04/01/25 (i)	125	127
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (i)	1,120	1,126
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (i)	400	402
Ecopetrol SA
7.63%, 07/23/19	50	52
5.88%, 09/18/23	100	106
EQT Corp.
2.50%, 10/01/20	1,370	1,338
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (i)	115	118
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (i)	80	71
Foresight Energy LLC
11.50%, 04/01/23 (i)	145	129
FTS International Inc.
6.25%, 05/01/22	165	159
Gulfport Energy Corp.
6.38%, 05/15/25	250	247
Hess Infrastructure Partners LP
5.63%, 02/15/26 (i)	245	248
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,349
Indigo Natural Resources LLC
6.88%, 02/15/26 (i)	130	126
Kinder Morgan Inc.
3.05%, 12/01/19	1,342	1,340
MEG Energy Corp.
7.00%, 03/31/24 (i)	60	55
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (i)	140	140
Nabors Industries Inc.
5.75%, 02/01/25	120	115
NGL Energy Partners LP
7.50%, 11/01/23	15	15
Oleoducto Central SA
4.00%, 05/07/21	800	798
ONGC Videsh Ltd.
3.75%, 05/07/23	400	387
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	858
Par Petroleum LLC
7.75%, 12/15/25 (i)	120	119
Peabody Energy Corp.
6.00%, 03/31/22 (i)	240	244
Petronas Capital Ltd.
3.13%, 03/18/22	1,500	1,470
QEP Resources Inc.
5.25%, 05/01/23	140	137
Reliance Holding USA Inc.
4.50%, 10/19/20	500	504
5.40%, 02/14/22	650	671
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (i) (k)	600	583
Sunoco LP
5.50%, 02/15/26 (i)	130	126
Tapstone Energy LLC
9.75%, 06/01/22 (i)	80	75
Targa Resources Partners LP
5.88%, 04/15/26 (i)	190	196
	Shares/Par[1]	Value ($)
Tecila SA
8.50%, 03/23/21	600	605
TerraForm Power Operating LLC
4.25%, 01/31/23 (i)	165	162
Transocean Guardian Ltd.
5.88%, 01/15/24 (i)	65	66
Transocean Pontus Ltd.
6.13%, 08/01/25 (i)	55	56
Transocean Proteus Ltd.
6.25%, 12/01/24 (i)	187	191
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	800	811
USA Compression Partners LP
6.88%, 04/01/26 (i)	190	196
Vine Oil & Gas LP
8.75%, 04/15/23 (i)	65	64
Weatherford International Ltd.
9.88%, 02/15/24 (k)	60	59
Whiting Petroleum Corp.
6.63%, 01/15/26 (k)	160	166
		18,601
Financials 2.9%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,300	1,325
Agromercantil Senior Trust
6.25%, 04/10/19	525	530
Altice US Finance I Corp.
5.38%, 07/15/23 (i)	250	253
American Express Co.
2.96%, (3M US LIBOR + 0.65%), 02/27/23 (h)	735	734
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (i)	200	209
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (i)	225	171
AssuredPartners Inc.
7.00%, 08/15/25 (i)	230	228
Banco Bilbao Vizcaya Argentaria SA
5.00%, 08/26/22	100	103
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	500	520
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (l)	300	300
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (h)	200	195
Banco Santander Chile
3.88%, 09/20/22	690	689
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (h)	700	704
Banco Santander SA
5.95%, 10/01/28 (i)	350	355
Banistmo SA
3.65%, 09/19/22	500	475
3.65%, 09/19/22 (i)	200	191
Bank of America Corp.
3.11%, (3M US LIBOR + 0.79%), 03/05/24 (h)	645	644
Barclays Bank Plc
2.65%, 01/11/21	1,365	1,338
BBVA Bancomer SA
6.75%, 09/30/22 (k)	450	480
BDO Unibank Inc.
2.63%, 10/24/21	750	721
2.95%, 03/06/23	1,050	989
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (i)	230	242
Braskem Finance Ltd.
3.50%, 01/10/23	600	572
Camelot Finance SA
7.88%, 10/15/24 (i)	110	109
Capital One Financial Corp.
2.40%, 10/30/20	1,310	1,282
Citigroup Inc.
3.34%, (3M US LIBOR + 1.02%), 06/01/24 (h)	670	674
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	600	599

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,004
Commonwealth Bank of Australia
2.25%, 03/10/20 (i)	880	868
2.05%, 09/18/20 (i)	480	468
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (h) (i)	840	842
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23	200	202
Daimler Finance North America LLC
2.25%, 03/02/20 (i)	310	305
2.30%, 02/12/21 (i)	1,055	1,026
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (i) (k)	120	118
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (l)	1,300	1,259
Financial & Risk US Holdings Inc.
6.25%, 05/15/26 (i)	70	70
8.25%, 11/15/26 (i)	5	5
Fondo Mivivienda SA
3.50%, 01/31/23	250	242
3.50%, 01/31/23 (i)	500	483
Ford Motor Credit Co. LLC
3.55%, (3M US LIBOR + 1.24%), 02/15/23 (h)	1,120	1,114
General Motors Financial Co. Inc.
2.65%, 04/13/20	660	653
3.20%, 07/06/21	355	350
Global Bank Corp.
4.50%, 10/20/21 (k)	800	794
4.50%, 10/20/21 (i)	200	198
Goldman Sachs Bank USA
3.20%, 06/05/20	600	600
Goldman Sachs Group Inc.
2.30%, 12/13/19	710	705
Grupo Aval Ltd.
4.75%, 09/26/22	300	297
GTT Communications Inc.
7.88%, 12/31/24 (i) (k)	160	156
Guanay Finance Ltd.
6.00%, 12/15/20	636	645
GW Honos Security Corp.
8.75%, 05/15/25 (i)	165	161
Hexion US Finance Corp.
6.63%, 04/15/20	70	66
HSBC Holdings Plc
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (h)	795	794
Icahn Enterprises LP
6.25%, 02/01/22	210	216
Itau Unibanco Holding SA
6.20%, 12/21/21	200	207
Level 3 Financing Inc.
5.38%, 08/15/22	235	237
Malayan Banking Bhd
3.91%, 10/29/26 (h)	800	788
Mitsubishi UFJ Financial Group Inc.
3.19%, (3M US LIBOR + 0.86%), 07/26/23 (h)	1,675	1,679
Mizuho Financial Group Inc.
3.11%, (3M US LIBOR + 0.79%), 03/05/23 (h)	1,335	1,335
Morgan Stanley
3.28%, (3M US LIBOR + 0.93%), 07/22/22 (h)	1,315	1,325
Multibank Inc.
4.38%, 11/09/22	400	397
National Financial Partners Corp.
6.88%, 07/15/25 (i)	250	250
Navient Corp.
6.50%, 06/15/22	235	244
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (h)	500	502
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (m)	2,000	1,730
Petrobras Global Finance BV
4.38%, 05/20/23	300	285
PNC Bank NA
2.45%, 11/05/20	465	457
	Shares/Par[1]	Value ($)
PNC Funding Corp.
4.38%, 08/11/20	1,020	1,039
Prudential Financial Inc.
7.38%, 06/15/19	1,290	1,330
Royal Bank of Scotland Group Plc
3.92%, (3M US LIBOR + 1.55%), 06/25/24 (h)	780	785
Santander UK Plc
2.50%, 01/05/21	1,365	1,333
SPARC EM Ltd.
0.00%, 12/05/22 (m)	700	641
0.00%, 12/05/22 (i) (m)	800	733
Springleaf Finance Corp.
7.13%, 03/15/26	105	105
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,395	1,339
Synchrony Financial
3.75%, 08/15/21	340	337
Tervita Escrow Corp.
7.63%, 12/01/21 (i)	240	247
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (i)	1,075	1,073
Toronto-Dominion Bank
3.25%, 06/11/21	1,335	1,334
UBS AG
2.45%, 12/01/20 (i)	1,365	1,337
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/23	600	593
Union Bank of the Philippines
3.37%, 11/29/22	500	477
United Overseas Bank Ltd.
3.50%, 09/16/26 (h)	1,700	1,671
2.88%, 03/08/27 (h)	200	191
Wand Merger Corp.
8.13%, 07/15/23 (i)	105	110
Wayne Merger Sub LLC
8.25%, 08/01/23 (i)	235	244
Wells Fargo Bank NA
2.60%, 01/15/21	1,365	1,342
Westpac Banking Corp.
1.60%, 08/19/19	1,060	1,049
		55,019
Health Care 0.7%
AbbVie Inc.
3.38%, 11/14/21	655	654
Amgen Inc.
2.20%, 05/11/20	1,360	1,340
Anthem Inc.
2.50%, 11/21/20	1,360	1,338
AstraZeneca Plc
2.38%, 11/16/20 (k)	1,360	1,340
Avantor Inc.
6.00%, 10/01/24 (i)	95	97
9.00%, 10/01/25 (i)	160	165
Cardinal Health Inc.
1.95%, 06/14/19	1,340	1,332
Celgene Corp.
2.88%, 08/15/20	1,340	1,331
Centene Corp.
4.75%, 01/15/25	250	249
Centene Escrow I Corp.
5.38%, 06/01/26 (i)	25	26
CVS Health Corp.
2.80%, 07/20/20	1,315	1,303
DJO Finco LLC
8.13%, 06/15/21 (i)	125	128
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (i)	10	10
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	1,340	1,337
Halfmoon Parent Inc.
3.40%, 09/17/21 (i)	675	672
HCA Inc.
5.38%, 09/01/26	170	172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Select Medical Corp.
6.38%, 06/01/21	230	233
Tenet Healthcare Corp.
7.00%, 08/01/25 (k)	245	242
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (i) (k)	125	109
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	180	181
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (i)	70	74
8.50%, 01/31/27 (i)	160	168
Verscend Escrow Corp.
9.75%, 08/15/26 (i)	100	103
Vizient Inc.
10.38%, 03/01/24 (i)	225	246
WellCare Health Plans Inc.
5.25%, 04/01/25	165	167
5.38%, 08/15/26 (i)	30	31
		13,048
Industrials 0.4%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	500	493
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (i)	85	85
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (i)	265	244
Builders FirstSource Inc.
5.63%, 09/01/24 (i)	245	236
Cintas Corp. No. 2
2.90%, 04/01/22	1,325	1,294
Delta Air Lines Inc.
3.40%, 04/19/21	745	740
General Dynamics Corp.
3.00%, 05/11/21	660	656
KAR Auction Services Inc.
5.13%, 06/01/25 (i)	125	122
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (i)	50	51
Masonite International Corp.
5.75%, 09/15/26 (i)	130	130
Northrop Grumman Corp.
2.08%, 10/15/20	1,330	1,300
Prime Security Services Borrower LLC
9.25%, 05/15/23 (i)	132	141
Stevens Holding Co. Inc.
6.13%, 10/01/26 (i)	40	41
Tempo Acquisition LLC
6.75%, 06/01/25 (i)	255	248
TransDigm UK Holdings Plc
6.88%, 05/15/26 (i)	130	133
Triumph Group Inc.
7.75%, 08/15/25	245	238
Union Pacific Corp.
3.20%, 06/08/21	645	645
Waste Pro USA Inc.
5.50%, 02/15/26 (i)	125	122
		6,919
Information Technology 0.1%
Analog Devices Inc.
2.95%, 01/12/21	655	649
Ascend Learning LLC
6.88%, 08/01/25 (i)	240	242
CDK Global Inc.
5.88%, 06/15/26 (k)	60	62
CommScope Technologies LLC
6.00%, 06/15/25 (i)	250	258
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (i)	230	240
First Data Corp.
5.75%, 01/15/24 (i)	240	244
Italics Merger Sub Inc.
7.13%, 07/15/23 (i)	240	246
Microchip Technology Inc.
3.92%, 06/01/21 (i)	735	733
	Shares/Par[1]	Value ($)
Project Homestake Merger Corp.
8.88%, 03/01/23 (i) (k)	155	146
Radiate Holdco LLC
6.88%, 02/15/23 (i)	135	130
		2,950
Materials 0.3%
AK Steel Corp.
6.38%, 10/15/25 (k)	115	110
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	100	102
Crown Americas LLC
4.75%, 02/01/26 (i) (k)	105	101
Flex Acquisition Co. Inc.
7.88%, 07/15/26 (i)	40	39
Fresnillo Plc
5.50%, 11/13/23	700	719
Hexion Inc.
10.38%, 02/01/22 (i)	180	176
Hi-Crush Partners LP
9.50%, 08/01/26 (i) (k)	25	23
Inversiones CMPC SA
4.50%, 04/25/22 (k)	1,650	1,666
Schweitzer-Mauduit International Inc.
6.88%, 10/01/26 (i)	75	77
Sherwin-Williams Co.
2.25%, 05/15/20	1,340	1,320
SunCoke Energy Inc.
7.50%, 06/15/25 (i)	245	252
UPL Corp. Ltd.
3.25%, 10/13/21	400	386
		4,971
Real Estate 0.1%
Boston Properties LP
5.88%, 10/15/19	1,150	1,175
ESH Hospitality Inc.
5.25%, 05/01/25 (i)	260	252
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	265	243
MPT Operating Partnership LP
5.25%, 08/01/26	240	240
		1,910
Utilities 0.3%
Calpine Corp.
5.75%, 01/15/25	115	102
Consolidated Edison Inc.
2.00%, 03/15/20	1,480	1,455
E.CL SA
5.63%, 01/15/21	500	517
Israel Electric Corp. Ltd.
6.88%, 06/21/23	200	219
NextEra Energy Capital Holdings Inc.
3.34%, 09/01/20	665	666
NextEra Energy Partners LP
4.25%, 09/15/24 (i)	280	275
NRG Energy Inc.
6.25%, 07/15/22	150	155
Pampa Energia SA
7.38%, 07/21/23	350	327
PSEG Power LLC
3.85%, 06/01/23	740	736
Southern Co.
1.85%, 07/01/19	565	561
SP PowerAssets Ltd.
2.70%, 09/14/22	200	194
Superior Plus LP
7.00%, 07/15/26 (i)	180	181
Vistra Operations Co. LLC
5.50%, 09/01/26 (i)	165	167
		5,555
Total Corporate Bonds And Notes (cost $132,696)		131,009

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 2.2%
Communication Services 0.2%
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (h)	420	416
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (h)	380	377
Cincinnati Bell Inc.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/02/24 (h)	420	420
Digicel International Finance Ltd.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 05/27/24 (h)	40	38
Greeneden US Holdings II LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/01/23 (h)	617	620
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (h)	405	407
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.50%), 06/20/24 (h)	251	251
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (h) (n)	168	168
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (h)	343	344
Web.com Group Inc.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 09/17/26 (h) (n)	70	70
		3,111
Consumer Discretionary 0.3%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (h) (n)	62	62
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 12/01/23 (h)	8	8
American Tire Distributors Holdings Inc.
Term Loan, 6.64%, (1M LIBOR + 4.25%), 10/01/21 (h)	118	102
Cengage Learning Acquisitions Inc.
Term Loan B, 6.42%, (3M LIBOR + 4.25%), 06/07/23 (h)	456	424
ClubCorp Holdings Inc.
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 08/16/24 (h)	406	404
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (h)	28	27
Equinox Holdings Inc.
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.00%), 03/08/24 (h)	443	445
Federal-Mogul Holdings Corp.
Term Loan C, 5.83%, (3M LIBOR + 3.75%), 04/15/21 (h)	113	113
Term Loan C, 5.91%, (3M LIBOR + 3.75%), 04/15/21 (h)	341	341
FrontDoor Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.50%), 08/16/25 (h)	105	106
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (h) (n)	20	20
Term Loan B-1, 5.24%, (3M LIBOR + 3.00%), 06/28/24 (h)	470	471
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (h)	227	228
Lions Gate Capital Holdings LLC
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 03/20/25 (h)	144	144
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (h)	80	81
	Shares/Par[1]	Value ($)
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (h) (n)	59	59
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (h)	390	389
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b) (h)	3	3
Meredith Corp.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 01/17/25 (h)	124	125
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (h) (n)	80	80
Playa Resorts Holding BV
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/07/24 (h)	208	207
Rentpath Inc.
Term Loan, 7.00%, (3M LIBOR + 4.75%), 12/17/21 (d) (h)	302	264
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (h)	209	211
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (h)	90	90
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (h) (n)	300	300
Tribune Media Co.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 12/27/20 (h)	61	61
Term Loan C, 5.08%, (3M LIBOR + 3.00%), 01/20/24 (h)	460	462
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (h)	443	445
		5,672
Consumer Staples 0.1%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/19/25 (h) (n)	20	20
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (h)	364	366
CHG PPC Parent LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (h)	50	50
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.34%, (1M LIBOR + 4.00%), 07/22/20 (h)	428	413
KIK Custom Products Inc.
Term Loan B, 6.24%, (3M LIBOR + 4.00%), 08/26/22 (h)	390	388
		1,237
Energy 0.1%
Brazos Delaware II LLC
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 05/16/25 (h)	204	203
Coronado Coal LLC
Term Loan B, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (h)	111	112
Term Loan C, 8.89%, (3M LIBOR + 6.50%), 03/21/25 (h)	30	31
Covia Holdings Corp.
Term Loan, 6.14%, (3M LIBOR + 3.75%), 05/17/25 (h)	199	187
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (h)	333	334
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (h)	104	105
ExGen Renewables IV LLC
Term Loan B, 5.32%, (1M LIBOR + 3.00%), 11/15/24 (h)	338	341

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (h)	339	339
FTS International Inc.
Term Loan B, 7.17%, (3M LIBOR + 4.75%), 04/16/21 (h)	157	158
Gavilan Resources LLC
2nd Lien Term Loan, 8.17%, (3M LIBOR + 6.00%), 02/24/24 (h)	45	42
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (h)	224	220
Oryx Southern Delaware Holdings LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 02/26/25 (h)	264	259
PowerTeam Services LLC
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 02/28/25 (h)	329	329
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (h)	205	206
U.S. Silica Co.
Term Loan B, 6.25%, (3M LIBOR + 4.00%), 04/12/25 (h)	68	66
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (h)	116	104
		3,036
Financials 0.3%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 11/07/23 (h)	40	40
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (h)	183	183
Alera Group Holdings Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.5%), 07/26/25 (h)	50	51
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (h)	483	484
Asurion LLC
Term Loan B-7, 5.08%, (3M LIBOR + 3.00%), 11/15/24 (h)	424	427
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (h)	105	108
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (h) (n)	180	182
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (h)	365	367
Capri Finance LLC
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 10/04/24 (h)	521	518
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (h)	478	478
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (h)	245	247
2nd Lien Term Loan, 9.09%, (3M LIBOR + 6.75%), 06/26/26 (h)	25	26
GTCR Valor Cos. Inc.
Term Loan B-1, 5.64%, (3M LIBOR + 3.25%), 06/30/23 (h)	297	299
Gulf Finance LLC
Term Loan B, 7.64%, (3M LIBOR + 5.25%), 08/25/23 (h)	139	117
Intralinks Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 11/10/24 (d) (h)	469	470
ION Trading Technologies SARL
Incremental Term Loan B, 6.39%, (1M LIBOR + 4.00%), 11/21/24 (h)	209	208
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.24%, (3M LIBOR + 5.00%), 04/04/25 (h)	104	105
	Shares/Par[1]	Value ($)
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (h)	243	244
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (h)	426	427
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (h)	428	429
		5,410
Health Care 0.3%
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (h)	429	432
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (h)	149	150
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (h)	266	268
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (h)	70	70
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.00%), 02/01/25 (h)	215	215
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 05/09/25 (h)	192	193
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (h) (n)	36	36
1st Lien Delayed Draw Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/01/25 (h)	12	12
Envision Healthcare Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (h) (n)	325	323
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (h)	494	496
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (h)	391	395
2nd Lien Term Loan, 9.39%, (3M LIBOR + 7.00%), 06/21/26 (h)	95	97
Kindred Healthcare Inc.
1st Lien Term Loan, 7.25%, (3M LIBOR + 5.00%), 06/21/25 (h)	160	160
MedRisk Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/24/25 (h)	69	69
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (h)	462	463
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.59%, (3M LIBOR + 4.25%), 06/28/25 (h)	400	402
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (h)	—	—
Term Loan B, 4.90%, (3M LIBOR + 2.75%), 06/30/24 (h)	422	424
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (h)	85	85
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (h)	113	109
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (h)	58	59
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (h)	235	237
Wink Holdco Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 11/02/24 (h)	238	237
		4,932

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Industrials 0.3%
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (h) (n)	90	90
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (h)	19	19
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (h)	100	100
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (h)	—	—
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (h)	220	223
Compass Power Generation LLC
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 12/20/24 (h)	435	437
EAB Global Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (b) (h)	478	469
EXC Holdings III Corp.
1st Lien Term Loan, 5.89%, (1M LIBOR + 3.50%), 11/16/24 (h)	346	348
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (h)	109	110
KBR Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.75%), 03/29/25 (h)	244	247
Kenan Advantage Group Inc.
Term Loan, 5.24%, (1M LIBOR + 3.00%), 07/22/22 (h)	208	208
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (h)	156	157
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (h)	310	312
PODS LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 2.75%), 11/21/24 (h)	327	328
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.50%), 02/14/25 (h)	388	385
SMG Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 01/11/25 (h)	274	275
Southern Graphics Inc.
Term Loan B, 5.47%, (1M LIBOR + 3.25%), 12/31/22 (h)	480	480
SRS Distribution Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.25%), 05/19/25 (h)	55	55
Syncreon Global Finance (US) Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.25%), 10/28/20 (h)	219	206
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (h)	249	241
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (h)	377	378
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (h)	45	45
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (h)	287	286
WP CPP Holdings LLC
Term Loan , 6.06%, (3M LIBOR + 3.75%), 04/30/25 (h)	78	78
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (h)	182	183
Yak Access LLC
1st Lien Term Loan B, 7.14%, (3M LIBOR + 5.00%), 06/29/25 (b) (h)	265	256
		5,916
	Shares/Par[1]	Value ($)
Information Technology 0.5%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (h) (n)	39	40
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 02/14/25 (h)	205	205
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (h)	271	271
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (h)	85	84
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (h)	409	411
Ascend Learning LLC
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/29/24 (h)	104	104
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (h)	366	369
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (h)	180	181
BMC Software Finance Inc.
Term Loan B, 1.00%, (3M LIBOR + 4.135%), 06/30/25 (h)	210	212
Bright Bidco BV
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 06/28/24 (h)	72	72
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 06/28/24 (h)	152	150
Ciena Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/25 (h) (n)	25	25
Colorado Buyer Inc.
Term Loan B, 5.11%, (1M LIBOR + 3.00%), 03/15/24 (h)	398	398
2nd Lien Term Loan, 9.36%, (3M LIBOR + 7.25%), 05/01/25 (h)	50	50
Cvent Inc.
1st Lien Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/24 (h)	483	482
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (h)	35	35
EagleView Technology Corp.
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 07/31/25 (h)	60	60
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (h) (n)	265	264
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (h)	412	407
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (h) (n)	50	50
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/24/25 (h)	349	349
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (h)	329	326
Kronos Inc.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (h)	1	1
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (h)	487	489
Mitchell International Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 11/21/24 (h)	473	472
2nd Lien Term Loan, 9.49%, (3M LIBOR + 7.25%), 12/01/25 (h)	220	220
MLN US HoldCo LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 07/13/25 (h) (n)	305	308
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.75%), 07/13/26 (h) (n)	70	69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Optiv Security Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/27/24 (h)	52	50
Plantronics Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 06/01/25 (h)	255	256
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (h)	335	335
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (h)	410	410
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (h)	425	424
Renaissance Holding Corp.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 05/21/25 (h)	234	234
Sirius Computer Solutions Inc.
Term Loan, 6.49%, (3M LIBOR + 4.25%), 10/30/22 (h)	172	173
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (h)	468	470
SS&C Technologies Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 04/15/25 (h) (n)	55	55
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (h)	260	262
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (h)	285	286
Web.com Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (h) (n)	185	186
		9,245
Materials 0.1%
Aleris International Inc.
Term Loan, 6.99%, (3M LIBOR + 4.75%), 04/15/23 (h)	185	188
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (h)	297	300
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (h) (n)	110	110
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/25 (h)	95	95
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (h)	232	232
Forterra Finance LLC
Term Loan B, 5.24%, (1M LIBOR + 3.00%), 10/25/23 (h)	198	190
GrafTech Finance Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 02/01/25 (h)	370	373
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (h)	70	70
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (h)	493	478
Phoenix Services International LLC
Term Loan, 5.87%, (3M LIBOR + 3.75%), 01/29/25 (h)	85	85
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (h)	209	208
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (b) (h) (n)	50	50
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (h)	244	246
	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 10.81%, (3M LIBOR + 8.50%), 06/18/26 (b) (h)	50	49
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (h) (n)	165	166
		2,840
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (h)	81	82
Telecommunication Services 0.0%
Speedcast International Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 05/03/25 (h) (n)	100	99
Total Senior Loan Interests (cost $41,625)		41,580
GOVERNMENT AND AGENCY OBLIGATIONS 13.0%
Collateralized Mortgage Obligations 5.5%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	12,872	12,389
Series ME-4181, REMIC, 2.50%, 05/15/32	11,071	10,705
Series AC-3985, REMIC, 2.25%, 12/15/40	923	893
Series FA-4125, REMIC, 2.51%, (1M US LIBOR + 0.35%), 11/15/42 (h)	12,335	12,377
Series LA-4738, REMIC, 3.00%, 11/15/43	7,497	7,304
Federal National Mortgage Association
Series 2012-FK-56, 2.67%, (1M US LIBOR + 0.45%), 06/25/42 (h)	4,112	4,139
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	13,250	12,807
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,108	2,065
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,579	2,508
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	9,084	8,606
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,350	4,259
Series 2018-FD-31, REMIC, 2.52%, (1M US LIBOR + 0.30%), 05/25/48 (h)	4,866	4,851
Series 2018-FA-55, REMIC, 2.52%, (1M US LIBOR + 0.30%), 08/25/48 (h)	4,840	4,834
Series 2017-FA-96, REMIC, 2.62%, (1M US LIBOR + 0.40%), 12/25/57 (h)	6,954	6,967
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.57%, (1M US LIBOR + 0.40%), 07/20/34 (h)	5,420	5,454
Series 2010-FL-167, REMIC, 2.52%, (1M US LIBOR + 0.35%), 12/20/40 (h)	1,735	1,743
		101,901
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (h)	10,379	482
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32 - 03/01/46	24,478	24,371
Federal National Mortgage Association
3.42%, 01/01/24	677	676
3.50%, 12/01/29	2,768	2,789
3.00%, 05/01/31	6,319	6,248
2.00%, 01/25/40	8,332	8,209
3.00%, 01/01/37 - 10/25/42	25,619	24,943
3.50%, 02/01/46 - 12/01/46	31,561	30,877
		98,113
Sovereign 0.4%
Banco del Estado de Chile
3.88%, 02/08/22	1,700	1,700
Costa Rica Government International Bond
10.00%, 08/01/20	310	334
Dominican Republic International Bond
7.50%, 05/06/21	1,400	1,466
Export-Import Bank of India
3.13%, 07/20/21	1,000	973
Indonesia Government International Bond
4.88%, 05/05/21	1,200	1,235
3.70%, 01/08/22	200	199
Israel Government International Bond
4.00%, 06/30/22	550	560

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Mexico Government International Bond
3.63%, 03/15/22	700	700
		7,167
U.S. Treasury Securities 1.9%
U.S. Treasury Note
1.13%, 02/28/19 - 02/28/21	12,320	11,939
1.25%, 01/31/20	4,350	4,266
1.63%, 06/30/20	7,250	7,106
1.38%, 02/29/20 - 01/31/21	12,050	11,716
		35,027
Total Government And Agency Obligations (cost $249,789)		242,690
INVESTMENT COMPANIES 2.2%
Altaba Inc. (a)	612	41,699
Total Investment Companies (cost $27,756)		41,699
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (o) (p)	68,930	68,930
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (o) (p)	2,763	2,763
Total Short Term Investments (cost $71,693)		71,693
Total Investments 106.3% (cost $1,880,687)		1,986,034
Total Securities Sold Short (9.7)% (proceeds $154,452)		(182,002)
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 3.4%		64,600
Total Net Assets 100.0%		1,868,630

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $223,021 and 11.9%, respectively.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(k) All or portion of the security was on loan.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (9.7%)
COMMON STOCKS (4.4%)
Communication Services (3.5%)
LINE Corp.	(41)	(1,725)
Tencent Holdings Ltd.	(1,558)	(64,233)
		(65,958)
Consumer Discretionary (0.9%)
Alibaba Group Holding Ltd. - ADS	(103)	(16,995)
Total Common Stocks (proceeds $61,148)		(82,953)
	Shares/Par[1]	Value ($)
PREFERRED STOCKS (0.7%)
Consumer Discretionary (0.7%)
Volkswagen AG (a)	(73)	(12,861)
Total Preferred Stocks (proceeds $11,302)		(12,861)
INVESTMENT COMPANIES (4.6%)
iShares Russell 2000 ETF	(145)	(24,430)
SPDR S&P Regional Banking ETF Fund	(701)	(41,633)
Utilities Select Sector SPDR Fund	(382)	(20,125)
Total Investment Companies (proceeds $82,002)		(86,188)
Total Securities Sold Short (9.7%) (proceeds $154,452)		(182,002)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Media Group Holdings LLC	04/23/13	50,938	384	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	SSB	10/01/18	JPY	34,911	307	(2)
JPY/USD	SSB	10/02/18	JPY	9,728	86	—
					393	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 95.9%
Canada 2.5%
Barrick Gold Corp. (a)	622	6,888
Husky Energy Inc. (b)	523	9,185
Wheaton Precious Metals Corp.	498	8,709
		24,782
China 5.1%
Baidu.com - Class A - ADR (b)	69	15,740
China Life Insurance Co. Ltd. - Class H	5,483	12,423
China Mobile Ltd.	1,078	10,655
China Telecom Corp. Ltd. - Class H - ADR	224	11,060
		49,878
Denmark 2.0%
A P Moller - Maersk A/S - Class B	6	9,007
Vestas Wind Systems A/S	151	10,193
		19,200
France 7.5%
AXA SA	557	14,999
BNP Paribas SA	216	13,210
Cie de Saint-Gobain	145	6,231
Credit Agricole SA	734	10,536
Sanofi SA	174	15,417
Veolia Environnement	645	12,877
		73,270
Germany 5.4%
Bayer AG	159	14,105
E.ON SE	912	9,304
Innogy SE (b)	23	962
Merck KGaA	126	13,011
Siemens AG	116	14,882
		52,264
Hong Kong 2.7%
CK Hutchison Holdings Ltd.	1,098	12,661
Kunlun Energy Co. Ltd.	10,829	12,633
Value Partners Group Ltd.	1,449	1,156
		26,450
India 1.4%
Bharti Airtel Ltd.	1,790	8,372
Hero Motocorp Ltd.	141	5,716
		14,088
Indonesia 0.4%
Matahari Department Store Tbk PT	8,585	3,989
Ireland 2.6%
Allergan Plc	111	21,118
Bank of Ireland Group Plc	601	4,583
		25,701
Israel 1.8%
Teva Pharmaceutical Industries Ltd. - ADR	794	17,093
Italy 2.2%
ENI SpA	919	17,355
Unicredit SpA	293	4,394
		21,749
Japan 4.5%
Mitsui Fudosan Co. Ltd.	401	9,475
Panasonic Corp.	944	10,949
Seven & I Holdings Co. Ltd.	176	7,852
SoftBank Group Corp.	33	3,296
Suntory Beverage & Food Ltd.	177	7,469
Taiheiyo Cement Corp.	147	4,611
		43,652
Luxembourg 2.5%
SES SA - FDR	1,126	24,773
Netherlands 6.4%
Aegon NV	1,915	12,414
Akzo Nobel NV	130	12,121
ING Groep NV	1,024	13,264
Royal Dutch Shell Plc - Class B	691	24,142
		61,941
	Shares/Par[1]	Value ($)
Singapore 1.9%
Singapore Telecommunications Ltd.	7,738	18,334
South Korea 3.2%
KB Financial Group Inc. - ADR	235	11,369
Samsung Electronics Co. Ltd. - GDR (c)	19	19,592
		30,961
Spain 0.7%
Telefonica SA	872	6,892
Sweden 0.6%
Getinge AB - Class B	516	5,936
Switzerland 2.9%
Novartis AG	32	2,785
Roche Holding AG	52	12,612
UBS Group AG	793	12,460
		27,857
Thailand 1.3%
Bangkok Bank PCL - NVDR	555	3,604
Bangkok Bank PCL	1,322	8,916
		12,520
United Kingdom 8.7%
BAE Systems Plc	873	7,158
BP Plc	2,765	21,175
HSBC Holdings Plc (a)	1,545	13,578
Kingfisher Plc	3,741	12,547
Man Group Plc	1,693	3,895
Standard Chartered Plc	2,040	16,896
Vodafone Group Plc	4,575	9,804
		85,053
United States of America 29.6%
Advance Auto Parts Inc.	58	9,797
Ally Financial Inc.	114	3,017
Alphabet Inc. - Class A (b)	12	14,099
AmerisourceBergen Corp.	124	11,445
Amgen Inc.	27	5,546
Apache Corp.	312	14,887
Capital One Financial Corp.	137	13,050
Cardinal Health Inc.	153	8,242
Celgene Corp. (b)	44	3,893
Citigroup Inc.	306	21,975
Comcast Corp. - Class A	331	11,712
CommScope Holding Co. Inc. (b)	322	9,919
Coty Inc. - Class A	1,194	14,994
Eli Lilly & Co.	91	9,768
Exxon Mobil Corp.	120	10,168
Gilead Sciences Inc.	203	15,706
Helmerich & Payne Inc.	3	206
JPMorgan Chase & Co.	95	10,765
Kellogg Co.	91	6,379
Kroger Co.	169	4,920
Mattel Inc. (a) (b)	660	10,361
Navistar International Corp. (b)	302	11,640
NetScout Systems Inc. (b)	58	1,470
Oracle Corp.	437	22,535
Perrigo Co. Plc	139	9,869
Qiagen NV (b)	15	566
United Parcel Service Inc. - Class B	93	10,820
Voya Financial Inc.	116	5,754
Walgreens Boots Alliance Inc.	211	15,397
		288,900
Total Common Stocks (cost $898,276)		935,283
CORPORATE BONDS AND NOTES 0.5%
United States of America 0.5%
Chesapeake Energy Corp.
8.00%, 12/15/22 (d)	4,629	4,850
Total Corporate Bonds And Notes (cost $4,469)		4,850
SHORT TERM INVESTMENTS 5.1%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (e) (f)	33,682	33,682

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (e) (f)	16,568	16,568
Total Short Term Investments (cost $50,250)		50,250
Total Investments 101.5% (cost $952,995)		990,383
Other Assets and Liabilities, Net (1.5)%		(14,796)
Total Net Assets 100.0%		975,587

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $4,850 and 0.5%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samsung Electronics Co. Ltd.	11/05/13	11,786	19,592	2.0

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.7%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	11,440
South Africa 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c) (d)	9,609	196
8.00%, 12/31/22, EUR (b) (c) (d)	3,072	213
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c) (d)	2,153	215
		624
Total Corporate Bonds And Notes (cost $18,570)		12,064
GOVERNMENT AND AGENCY OBLIGATIONS 48.0%
Argentina 2.6%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	484,003	10,286
16.00%, 10/17/23, ARS	450,969	9,854
15.50%, 10/17/26, ARS	885,973	17,166
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (e)	3,394	97
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (f)	9,000	262
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	21,175	638
4.50%, 02/13/20	5,024	4,697
		43,000
Brazil 6.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	432,342	104,959
Colombia 4.2%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,778
4.38%, 03/21/23, COP	592,000	189
9.85%, 06/28/27, COP	942,000	393
Colombia TES
11.25%, 10/24/18, COP	8,392,000	2,845
7.00%, 09/11/19 - 06/30/32, COP	18,816,000	6,431
10.00%, 07/24/24, COP	23,517,000	9,346
7.50%, 08/26/26, COP	43,193,800	15,286
6.00%, 04/28/28, COP	24,457,200	7,739
7.75%, 09/18/30, COP	58,020,000	20,634
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,685
		69,326
Ghana 3.5%
Ghana Government Bond
24.50%, 10/22/18 - 06/21/21, GHS	91,806	19,190
21.50%, 03/09/20, GHS	370	78
21.00%, 03/23/20, GHS	1,385	288
18.50%, 06/01/20, GHS	210	42
18.25%, 09/21/20 - 07/25/22, GHS	4,640	895
24.00%, 11/23/20, GHS	13,760	3,010
24.75%, 03/01/21 - 07/19/21, GHS	33,940	7,440
16.25%, 05/17/21, GHS	14,870	2,754
18.75%, 01/24/22, GHS	11,430	2,204
17.60%, 11/28/22, GHS	370	68
16.50%, 03/22/21 - 02/06/23, GHS	2,890	524
19.75%, 03/25/24 - 03/15/32, GHS	42,160	8,018
19.00%, 11/02/26, GHS	33,440	6,208
Ghana Treasury Note
22.50%, 12/10/18, GHS	12,300	2,528
21.00%, 01/07/19, GHS	11,540	2,370
19.95%, 05/06/19, GHS	2,710	557
17.24%, 11/11/19, GHS	340	68
16.50%, 02/17/20 - 03/16/20, GHS	5,730	1,135
17.18%, 06/06/20, GHS	830	166
		57,543
	Shares/Par[1]	Value ($)
India 10.1%
India Government Bond
8.27%, 06/09/20, INR	750,000	10,408
7.80%, 04/11/21, INR	1,078,500	14,809
8.79%, 11/08/21, INR	682,000	9,606
8.20%, 02/15/22, INR	690,000	9,557
8.35%, 05/14/22, INR	120,200	1,670
8.15%, 06/11/22, INR	1,623,000	22,470
8.08%, 08/02/22, INR	1,329,000	18,321
8.13%, 09/21/22, INR	48,000	663
6.84%, 12/19/22, INR	228,000	3,012
7.16%, 05/20/23, INR	75,600	1,004
8.83%, 11/25/23, INR	2,176,400	30,879
7.68%, 12/15/23, INR	1,872,000	25,344
9.15%, 11/14/24, INR	812,000	11,694
6.79%, 05/15/27, INR	708,100	8,957
		168,394
Indonesia 8.2%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	6,492
7.00%, 05/15/27, IDR	844,889,000	52,412
10.50%, 08/15/30, IDR	5,090,000	393
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	71,944
9.00%, 03/15/29, IDR	22,569,000	1,580
8.75%, 05/15/31, IDR	62,734,000	4,287
		137,108
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (g)	10,411	10,398
Mexico 6.7%
Mexico Bonos
5.00%, 12/11/19, MXN	1,793,350	92,656
8.00%, 06/11/20, MXN	144,220	7,713
6.50%, 06/10/21, MXN	224,690	11,640
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (h)	5,881	315
Mexico Inflation Indexed Udibonos
2.50%, 12/10/20, MXN (h)	4,672	244
		112,568
Philippines 0.5%
Philippine Government Bond
3.88%, 11/22/19, PHP	452,100	8,189
3.38%, 08/20/20, PHP	2,060	36
		8,225
South Korea 4.3%
Korea Monetary Stabilization Bond
1.33%, 10/02/18, KRW	13,640,000	12,296
1.61%, 10/08/18, KRW	24,280,000	21,889
1.72%, 12/02/18, KRW	4,040,000	3,643
2.06%, 12/02/19, KRW	16,100,000	14,532
Korea Treasury Bond
1.75%, 12/10/18, KRW	21,527,000	19,411
		71,771
Ukraine 0.4%
Ukraine Government International Bond
0.00%, 05/31/40 (f) (g)	13,541	7,126
United States of America 0.6%
U.S. Treasury Note
2.75%, 02/15/19	10,336	10,351
Total Government And Agency Obligations (cost $931,836)		800,769
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (c) (d) (i) (j)	124,902	88
Edcon Holdings Ltd. - Class B (c) (d) (i) (j)	14,399	10
		98
Switzerland 0.0%
Ceva Logistics AG (c) (d) (i) (k)	12	210
Total Common Stocks (cost $1,602)		308

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (c) (d) (i) (j)	6	—
Edcon Ltd. (c) (d) (i) (j)	9,235	—
Edcon Ltd. (c) (d) (i) (j)	114,035	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 47.2%
Investment Companies 23.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (l) (m)	387,597	387,597
Treasury Securities 23.9%
Argentina Treasury Bill
52.97%, 12/11/18, ARS (n)	4,139	112
39.54%, 03/29/19, ARS (n)	34,956	838
50.52%, 09/30/19, ARS (n)	411,920	10,126
Banco Central de la Republica Argentina
39.62%, 11/21/18, ARS (n)	40,665	931
Brazil Letras do Tesouro Nacional
7.46%, 07/01/19, BRL (n)	242,000	56,789
9.15%, 07/01/20, BRL (n)	106,347	22,694
Egypt Treasury Bill
18.06%, 10/02/18, EGP (n)	4,400	245
18.00%, 10/09/18, EGP (n)	2,375	132
18.44%, 10/16/18, EGP (n)	11,200	620
15.60%, 10/23/18, EGP (n)	263,900	14,557
17.00%, 10/30/18, EGP (n)	46,050	2,530
17.75%, 11/06/18, EGP (n)	228,500	12,511
17.71%, 11/13/18, EGP (n)	57,850	3,156
17.61%, 11/27/18, EGP (n)	23,075	1,249
18.20%, 12/04/18, EGP (n)	19,100	1,030
Letras del Banco Central de la Republica Argentina
33.18%, 10/17/18, ARS (n)	143,764	3,411
Mexico Cetes
6.90%, 10/11/18, MXN (n)	8,303	4,427
7.47%, 10/25/18, MXN (n)	18,749	9,967
7.78%, 11/08/18, MXN (n)	5,265	2,791
7.68%, 12/06/18, MXN (n)	21,179	11,159
7.65%, 01/31/19, MXN (n)	18,591	9,678
7.86%, 02/14/19 - 02/28/19, MXN (n)	13,516	7,008
7.57%, 03/28/19, MXN (n)	50,479	25,954
7.56%, 05/23/19, MXN (n)	76,501	38,852
7.62%, 07/04/19 - 09/12/19, MXN (n)	25,683	12,899
7.69%, 07/18/19, MXN (n)	14,636	7,346
Philippines Treasury Bill
2.95%, 11/28/18, PHP (n)	40,520	734
2.76%, 12/05/18, PHP (n)	49,170	890
2.90%, 12/12/18, PHP (n)	53,760	987
3.21%, 03/06/19, PHP (n)	11,170	203
3.44%, 03/13/19, PHP (n)	36,510	662
3.59%, 03/20/19, PHP (n)	38,060	689
U.S. Treasury Bill
2.11%, 10/25/18 (n)	77,000	76,889
2.08%, 12/27/18 (n)	3,300	3,283

	Shares/Par[1]	Value ($)
2.19%, 01/31/19 (n)	21,910	21,744
2.04%, 02/28/19 (n)	32,288	31,981
		399,074
Total Short Term Investments (cost $802,653)		786,671
Total Investments 95.9% (cost $1,754,661)		1,599,812
Other Derivative Instruments 2.2%		36,116
Other Assets and Liabilities, Net 1.9%		32,002
Total Net Assets 100.0%		1,667,930

(a) Convertible security.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $17,524 and 1.1%, respectively.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(n) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceva Logistics AG	05/09/18	1,496	210	—
Edcon Holdings Ltd. - Class B	02/27/17	11	10	—
Edcon Holdings Ltd. - Class A	02/28/17	95	88	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd., 3.00%, 12/31/22	02/28/17	2,840	196	—
K2016470219 South Africa Ltd., 8.00%, 12/31/22	02/27/17	1,725	213	—
K2016470260 South Africa Ltd., 25.00%, 12/31/22	02/27/17	2,565	215	0.1
		8,732	932	0.1

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.79	03/31/24	6,980	(4)	103
3M LIBOR (Q)	Receiving	1.91	01/22/25	36,540	(20)	2,443
3M LIBOR (Q)	Receiving	1.94	01/29/25	6,740	(4)	443
3M LIBOR (Q)	Receiving	1.94	01/30/25	5,710	(3)	374
3M LIBOR (Q)	Receiving	1.82	02/03/25	8,990	(5)	655
3M LIBOR (Q)	Receiving	1.98	03/27/25	5,750	(3)	373
3M LIBOR (Q)	Receiving	1.99	03/27/25	5,750	(3)	370
3M LIBOR (Q)	Receiving	3.85	08/22/43	38,670	31	4,638
3M LIBOR (Q)	Receiving	3.49	03/31/44	3,320	2	(185)
3M LIBOR (Q)	Receiving	2.38	11/18/46	80,600	49	11,765
3M LIBOR (Q)	Receiving	2.79	03/13/47	39,900	27	2,619
3M LIBOR (Q)	Receiving	2.54	04/13/47	27,200	17	3,156
3M LIBOR (Q)	Receiving	2.59	07/27/47	45,400	29	4,841
3M LIBOR (Q)	Receiving	2.98	02/20/48	12,422	8	364
3M LIBOR (Q)	Receiving	3.00	02/22/48	12,422	9	309
3M LIBOR (Q)	Receiving	3.02	02/23/48	12,422	9	267
					139	32,535

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	DUB	10/02/18	JPY	65,069	573	(1)
JPY/USD	JPM	10/04/18	JPY	910,000	8,010	(216)
JPY/USD	JPM	10/09/18	JPY	465,000	4,095	(86)
KRW/USD	CIT	11/21/18	KRW	3,600,000	3,249	5
MXN/EUR	CIT	10/29/18	EUR	(39,644)	(46,129)	4,820
MXN/EUR	DUB	12/13/18	EUR	(59,583)	(69,603)	9,892
USD/AUD	CIT	10/09/18	AUD	(486)	(351)	23
USD/AUD	JPM	10/11/18	AUD	(11,535)	(8,339)	(55)
USD/AUD	JPM	10/12/18	AUD	(15,377)	(11,116)	(159)
USD/AUD	JPM	10/12/18	AUD	(7,694)	(5,562)	163
USD/AUD	CIT	10/15/18	AUD	(10,245)	(7,406)	(133)
USD/AUD	JPM	10/15/18	AUD	(14,670)	(10,605)	(144)
USD/AUD	JPM	10/15/18	AUD	(14,670)	(10,605)	500
USD/AUD	JPM	10/18/18	AUD	(881)	(637)	(5)
USD/AUD	JPM	10/22/18	AUD	(66,486)	(48,066)	(249)
USD/AUD	CIT	11/08/18	AUD	(486)	(351)	7
USD/AUD	CIT	11/13/18	AUD	(10,245)	(7,408)	(133)
USD/AUD	JPM	11/13/18	AUD	(11,535)	(8,341)	203
USD/AUD	JPM	11/16/18	AUD	(14,670)	(10,608)	37
USD/AUD	JPM	11/20/18	AUD	(749)	(542)	—
USD/AUD	CIT	11/23/18	AUD	(7,784)	(5,629)	60
USD/AUD	CIT	12/13/18	AUD	(10,281)	(7,436)	(134)
USD/AUD	JPM	02/15/19	AUD	(14,670)	(10,619)	200
USD/EUR	BOA	10/05/18	EUR	(1,277)	(1,483)	16
USD/EUR	DUB	10/05/18	EUR	(33)	(38)	—
USD/EUR	UBS	10/09/18	EUR	(1,041)	(1,210)	13
USD/EUR	HSB	10/10/18	EUR	(786)	(913)	17
USD/EUR	JPM	10/11/18	EUR	(14,877)	(17,286)	(12)
USD/EUR	JPM	10/11/18	EUR	(14,877)	(17,286)	367
USD/EUR	DUB	10/12/18	EUR	(411)	(478)	7
USD/EUR	BOA	10/15/18	EUR	(4,279)	(4,973)	87
USD/EUR	JPM	10/15/18	EUR	(3,431)	(3,987)	—
USD/EUR	BOA	10/16/18	EUR	(134)	(155)	(3)
USD/EUR	BOA	10/18/18	EUR	(3,389)	(3,940)	22
USD/EUR	GSC	10/18/18	EUR	(48)	(56)	1
USD/EUR	DUB	10/22/18	EUR	(8,367)	(9,730)	64
USD/EUR	GSC	10/22/18	EUR	(48)	(56)	1
USD/EUR	UBS	10/22/18	EUR	(13,784)	(16,030)	126
USD/EUR	JPM	10/23/18	EUR	(17,230)	(20,039)	89
USD/EUR	DUB	10/24/18	EUR	(10,433)	(12,135)	25
USD/EUR	HSB	10/25/18	EUR	(874)	(1,017)	11
USD/EUR	JPM	10/25/18	EUR	(5,997)	(6,976)	83
USD/EUR	BOA	10/29/18	EUR	(11,414)	(13,281)	155
USD/EUR	BCL	10/31/18	EUR	(13,039)	(15,174)	118
USD/EUR	BOA	10/31/18	EUR	(11,414)	(13,283)	180
USD/EUR	CIT	10/31/18	EUR	(12,058)	(14,033)	115
USD/EUR	DUB	10/31/18	EUR	(4,393)	(5,112)	57
USD/EUR	GSC	10/31/18	EUR	(25,937)	(30,185)	281
USD/EUR	SCB	10/31/18	EUR	(389)	(453)	3
USD/EUR	HSB	11/02/18	EUR	(123)	(143)	2
USD/EUR	JPM	11/02/18	EUR	(786)	(915)	14
USD/EUR	CIT	11/06/18	EUR	(3,036)	(3,535)	18
USD/EUR	JPM	11/08/18	EUR	(13,699)	(15,952)	(21)
USD/EUR	JPM	11/09/18	EUR	(15,467)	(18,013)	62
USD/EUR	JPM	11/14/18	EUR	(3,372)	(3,928)	(1)
USD/EUR	DUB	11/16/18	EUR	(26,998)	(31,460)	(499)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	11/16/18	EUR	(54,614)	(63,641)	(1,044)
USD/EUR	BOA	11/19/18	EUR	(3,389)	(3,950)	22
USD/EUR	JPM	11/20/18	EUR	(29,762)	(34,692)	(613)
USD/EUR	JPM	11/21/18	EUR	(5,997)	(6,991)	(118)
USD/EUR	UBS	11/23/18	EUR	(13,784)	(16,071)	(204)
USD/EUR	GSC	11/28/18	EUR	(9,286)	(10,832)	15
USD/EUR	DUB	11/29/18	EUR	(4,394)	(5,126)	30
USD/EUR	SCB	11/29/18	EUR	(397)	(463)	2
USD/EUR	BCL	11/30/18	EUR	(6,519)	(7,605)	71
USD/EUR	JPM	12/04/18	EUR	(6,100)	(7,119)	26
USD/EUR	BOA	12/07/18	EUR	(5,060)	(5,907)	14
USD/EUR	DUB	12/07/18	EUR	(33)	(38)	—
USD/EUR	UBS	12/07/18	EUR	(1,041)	(1,216)	3
USD/EUR	DUB	12/12/18	EUR	(411)	(481)	—
USD/EUR	CIT	12/13/18	EUR	(3,701)	(4,323)	(8)
USD/EUR	JPM	12/14/18	EUR	(3,372)	(3,939)	(3)
USD/EUR	BOA	12/18/18	EUR	(3,389)	(3,961)	20
USD/EUR	BCL	12/28/18	EUR	(6,519)	(7,628)	110
USD/JPY	DUB	10/02/18	JPY	(65,069)	(573)	21
USD/JPY	JPM	10/04/18	JPY	(8,000,000)	(70,421)	5,739
USD/JPY	JPM	10/09/18	JPY	(1,631,800)	(14,369)	1,180
USD/JPY	BCL	10/11/18	JPY	(474,193)	(4,176)	144
USD/JPY	HSB	10/11/18	JPY	(1,623,100)	(14,295)	1,066
USD/JPY	CIT	10/15/18	JPY	(614,829)	(5,417)	151
USD/JPY	DUB	10/15/18	JPY	(810,500)	(7,140)	190
USD/JPY	BCL	10/17/18	JPY	(1,691,280)	(14,902)	233
USD/JPY	GSC	10/18/18	JPY	(2,351,829)	(20,724)	406
USD/JPY	BCL	10/19/18	JPY	(646,022)	(5,693)	86
USD/JPY	HSB	10/22/18	JPY	(66,028)	(582)	7
USD/JPY	JPM	10/22/18	JPY	(372,560)	(3,284)	40
USD/JPY	JPM	10/23/18	JPY	(2,612,338)	(23,028)	249
USD/JPY	BCL	10/26/18	JPY	(414,600)	(3,656)	145
USD/JPY	GSC	10/26/18	JPY	(3,676,462)	(32,415)	1,283
USD/JPY	DUB	11/02/18	JPY	(65,734)	(580)	13
USD/JPY	CIT	11/06/18	JPY	(725,210)	(6,399)	150
USD/JPY	JPM	11/08/18	JPY	(926,500)	(8,177)	190
USD/JPY	SCB	11/08/18	JPY	(926,730)	(8,179)	191
USD/JPY	BCL	11/09/18	JPY	(926,850)	(8,181)	222
USD/JPY	CIT	11/13/18	JPY	(614,829)	(5,428)	138
USD/JPY	BCL	11/19/18	JPY	(646,022)	(5,706)	86
USD/JPY	GSC	11/19/18	JPY	(2,351,829)	(20,773)	404
USD/JPY	BOA	11/20/18	JPY	(260,882)	(2,305)	63
USD/JPY	BOA	11/21/18	JPY	(65,796)	(581)	7
USD/JPY	BOA	11/26/18	JPY	(65,975)	(583)	18
USD/JPY	JPM	11/28/18	JPY	(430,609)	(3,806)	91
USD/JPY	BCL	11/29/18	JPY	(2,215,438)	(19,583)	444
USD/JPY	JPM	11/30/18	JPY	(124,950)	(1,105)	28
USD/JPY	CIT	12/10/18	JPY	(379,500)	(3,358)	81
USD/JPY	CIT	12/11/18	JPY	(819,710)	(7,255)	163
USD/JPY	HSB	12/11/18	JPY	(5,133,253)	(45,433)	1,030
USD/JPY	DUB	12/12/18	JPY	(214,200)	(1,896)	44
USD/JPY	HSB	12/12/18	JPY	(646,940)	(5,727)	133
USD/JPY	BCL	12/14/18	JPY	(1,983,808)	(17,564)	386
USD/JPY	BOA	12/18/18	JPY	(260,882)	(2,311)	42
USD/JPY	CIT	12/18/18	JPY	(32,948)	(292)	10
USD/JPY	DUB	12/18/18	JPY	(809,330)	(7,169)	266
USD/JPY	GSC	12/18/18	JPY	(2,352,253)	(20,836)	389
USD/JPY	HSB	12/18/18	JPY	(1,400,030)	(12,401)	338
USD/JPY	DUB	01/04/19	JPY	(65,069)	(577)	1
USD/JPY	BCL	01/11/19	JPY	(607,460)	(5,393)	129
USD/JPY	GSC	01/11/19	JPY	(234,818)	(2,085)	49
USD/JPY	JPM	01/11/19	JPY	(1,631,800)	(14,488)	338
USD/JPY	JPM	01/16/19	JPY	(565,220)	(5,020)	175
USD/JPY	BCL	01/24/19	JPY	(312,130)	(2,774)	114
USD/JPY	DUB	01/24/19	JPY	(410,300)	(3,647)	137
USD/JPY	CIT	01/25/19	JPY	(465,783)	(4,140)	184
USD/JPY	JPM	01/25/19	JPY	(718,000)	(6,382)	278
USD/JPY	JPM	02/12/19	JPY	(928,860)	(8,268)	437
USD/JPY	CIT	02/14/19	JPY	(1,007,359)	(8,969)	540
USD/JPY	CIT	02/15/19	JPY	(389,130)	(3,465)	248
USD/JPY	JPM	02/15/19	JPY	(1,371,355)	(12,210)	329
USD/JPY	CIT	02/21/19	JPY	(32,949)	(293)	9
USD/JPY	CIT	03/20/19	JPY	(601,130)	(5,366)	65
USD/JPY	CIT	03/26/19	JPY	(816,260)	(7,290)	64
USD/JPY	DUB	03/26/19	JPY	(1,216,573)	(10,866)	98
USD/JPY	HSB	03/26/19	JPY	(3,680,691)	(32,874)	252
USD/KRW	CIT	11/21/18	KRW	(4,612,500)	(4,163)	160
USD/KRW	CIT	11/23/18	KRW	(3,245,680)	(2,929)	(39)
USD/KRW	DUB	11/30/18	KRW	(45,176,000)	(40,781)	1,399
USD/KRW	GSC	12/07/18	KRW	(23,982,000)	(21,654)	669
USD/KRW	CIT	12/20/18	KRW	(5,848,500)	(5,283)	158
					(1,365,884)	35,977

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 9.1%
Consumer Discretionary 1.9%
Merrill Lynch International & Co.
(General Motors Co.) (a)	600	20,519
Wells Fargo & Co.
(Target Corp.) (a)	170	14,476
(Ford Motor Co.) (a)	1,000	9,485
		44,480
Energy 0.6%
UBS AG
(Halliburton Co.) (a)	350	14,481
Financials 0.3%
Royal Bank of Canada
(Alphabet Inc.) (a)	7	8,477
Industrials 1.2%
Deutsche Bank AG
(Union Pacific Corp.) (a)	187	29,049
Information Technology 4.1%
Citigroup Global Markets Holdings Inc.
(Texas Instruments Inc.) (a)	210	22,858
Royal Bank of Canada
(Apple Inc.) (a)	130	26,561
UBS AG
(Microsoft Corp.) (a)	230	25,584
Wells Fargo & Co.
(Intel Corp.) (a)	450	22,007
		97,010
Materials 1.0%
UBS AG
(DowDuPont Inc.) (a)	350	22,828
Total Equity Linked Structured Notes (cost $226,257)		216,325
COMMON STOCKS 39.4%
Communication Services 2.1%
BCE Inc.	180	7,293
Comcast Corp. - Class A	350	12,394
Verizon Communications Inc.	555	29,631
		49,318
Consumer Discretionary 1.9%
Daimler AG	185	11,638
Ford Motor Co.	1,327	12,276
Target Corp.	250	22,053
		45,967
Consumer Staples 4.2%
Anheuser-Busch InBev NV - ADR (b)	220	19,265
Coca-Cola Co.	300	13,857
Nestle SA	150	12,495
PepsiCo Inc.	187	20,895
Philip Morris International Inc.	174	14,188
Procter & Gamble Co.	215	17,894
		98,594
Energy 5.2%
Anadarko Petroleum Corp.	100	6,741
Baker Hughes a GE Co. LLC - Class A	315	10,656
BP Plc - ADR	250	11,525
Chevron Corp.	170	20,788
Exxon Mobil Corp.	200	17,004
Occidental Petroleum Corp.	123	10,107
Royal Dutch Shell Plc - Class A - ADR	425	28,959
Schlumberger Ltd.	95	5,787
Talos Energy Inc. (c)	18	575
TransCanada Corp.	150	6,069
Williams Cos. Inc.	225	6,118
		124,329
Financials 6.1%
AXA SA	500	13,465
Bank of America Corp.	700	20,622
JPMorgan Chase & Co.	250	28,210
MetLife Inc.	398	18,585
U.S. Bancorp	220	11,618
	Shares/Par[1]	Value ($)
Wells Fargo & Co.	1,000	52,560
		145,060
Health Care 6.5%
AstraZeneca Plc	355	27,645
Eli Lilly & Co.	130	13,950
Johnson & Johnson	100	13,817
Medtronic Plc	215	21,150
Merck & Co. Inc.	548	38,896
Pfizer Inc.	873	38,478
		153,936
Industrials 2.2%
3M Co.	50	10,536
Ceva Logistics AG (c) (d) (e) (f)	37	664
Cummins Inc.	80	11,686
General Electric Co.	2,500	28,225
		51,111
Information Technology 1.5%
Analog Devices Inc.	75	6,935
Apple Inc.	23	5,221
Applied Materials Inc.	120	4,638
Lam Research Corp.	40	6,068
Microsoft Corp.	118	13,519
		36,381
Materials 2.8%
BASF SE	325	28,871
DowDuPont Inc.	203	13,023
Rio Tinto Plc - ADR	500	25,510
		67,404
Real Estate 0.5%
Host Hotels & Resorts Inc.	575	12,133
Utilities 6.4%
Dominion Energy Inc.	619	43,475
Duke Energy Corp.	326	26,118
Sempra Energy	300	34,125
Southern Co.	930	40,548
Xcel Energy Inc.	186	8,781
		153,047
Total Common Stocks (cost $874,732)		937,280
PREFERRED STOCKS 0.0%
Financials 0.0%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 11/16/18) (c) (g) (h) (i)	—	825
Total Preferred Stocks (cost $4,100)		825
CORPORATE BONDS AND NOTES 34.0%
Communication Services 5.0%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (b)	2,500	2,392
AT&T Inc.
4.13%, 02/17/26	5,000	4,937
CCO Holdings LLC
5.13%, 02/15/23	3,500	3,512
5.50%, 05/01/26 (a)	1,800	1,781
5.13%, 05/01/27 (a)	3,300	3,133
5.00%, 02/01/28 (a)	2,000	1,876
DISH DBS Corp.
5.88%, 07/15/22 (b)	9,500	9,258
5.00%, 03/15/23 (b)	11,000	9,982
5.88%, 11/15/24	4,800	4,309
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,491
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,087
Sprint Corp.
7.88%, 09/15/23	9,400	10,124
7.13%, 06/15/24	5,500	5,711
7.63%, 03/01/26	10,000	10,581
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,234
11.50%, 11/15/21 (b)	7,500	8,804
6.00%, 11/15/22	4,200	4,284

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (a)	6,500	6,538
Univision Communications Inc.
5.13%, 05/15/23 (a)	15,000	14,363
Zayo Group LLC
6.00%, 04/01/23	5,000	5,156
		119,553
Consumer Discretionary 2.0%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (b)	6,100	6,110
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (b)	5,600	5,707
Ford Motor Co.
4.35%, 12/08/26	7,500	7,060
General Motors Co.
5.15%, 04/01/38	7,000	6,500
KB Home
7.00%, 12/15/21	2,100	2,224
7.50%, 09/15/22	1,000	1,075
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	2,948
6.13%, 04/01/25 (a)	3,000	2,927
Tesla Inc.
5.30%, 08/15/25 (a) (b)	3,500	2,949
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	9,500	9,192
5.25%, 05/15/27 (a)	2,000	1,853
		48,545
Consumer Staples 0.6%
BAT Capital Corp.
3.56%, 08/15/27 (a)	10,000	9,306
Kraft Heinz Foods Co.
4.63%, 01/30/29	5,000	4,978
		14,284
Energy 6.3%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	5,000	5,625
Bill Barrett Corp.
7.00%, 10/15/22 (b)	8,000	7,958
8.75%, 06/15/25	7,500	7,907
Calumet Specialty Products Partners LP
6.50%, 04/15/21	9,360	9,336
7.63%, 01/15/22	3,000	3,009
Chesapeake Energy Corp.
5.59%, (3M US LIBOR + 3.25%), 04/15/19 (b) (j)	1,700	1,704
6.13%, 02/15/21	15,000	15,382
4.88%, 04/15/22 (b)	5,500	5,350
8.00%, 12/15/22 (a)	4,555	4,773
8.00%, 01/15/25 (b)	15,000	15,471
5.50%, 09/15/26 (i)	2,500	2,471
8.00%, 06/15/27	12,200	12,443
Energy Transfer Equity LP
5.50%, 06/01/27	4,800	4,978
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,000	3,202
7.75%, 01/15/32	1,000	1,253
Talos Production LLC
11.00%, 04/03/22 (a)	2,518	2,699
W&T Offshore Inc.
10.75%, 05/15/20 (a) (b) (k)	2,250	2,265
10.00%, 06/15/21 (a) (k)	2,039	2,100
Weatherford International Ltd.
5.13%, 09/15/20	4,400	4,378
7.75%, 06/15/21 (b)	10,925	10,838
5.88%, 07/01/21 (i)	11,675	11,018
8.25%, 06/15/23 (b)	9,900	9,352
9.88%, 02/15/24 (b)	7,500	7,350
		150,862
Financials 6.9%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (b) (h)	2,100	2,079
6.10%, (callable at 100 beginning 03/17/25) (h)	4,000	4,195
	Shares/Par[1]	Value ($)
6.25%, (callable at 100 beginning 09/05/24) (h)	2,500	2,638
3.42%, 12/20/28	7,500	7,037
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (i)	15,000	16,058
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	7,000	6,948
Capital One Financial Corp.
4.20%, 10/29/25	6,500	6,336
Cemex Finance LLC
6.00%, 04/01/24 (a)	3,000	3,095
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (h)	6,500	6,645
5.95%, (callable at 100 beginning 01/30/23) (h)	15,000	15,396
6.30%, (callable at 100 beginning 05/15/24) (h)	10,000	10,212
4.13%, 07/25/28	7,500	7,232
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,161
5.45%, 06/15/23 (a)	7,000	7,352
Goldman Sachs Group Inc.
3.27%, 09/29/25	6,500	6,214
HSBC Holdings Plc
4.29%, 09/12/26	12,000	11,866
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (h)	12,000	12,094
5.15%, (callable at 100 beginning 05/01/23) (h)	2,000	1,993
5.81%, (callable at 100 beginning 01/30/19) (h)	5,800	5,823
6.10%, (callable at 100 beginning 10/01/24) (h)	10,000	10,388
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (h)	2,500	2,567
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	8,978
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	3,900	3,959
		163,266
Health Care 8.5%
Actavis Funding SCS
3.80%, 03/15/25	7,500	7,343
Community Health Systems Inc.
6.25%, 03/31/23	25,000	23,812
CVS Health Corp.
4.10%, 03/25/25	2,100	2,091
4.30%, 03/25/28	3,500	3,470
5.05%, 03/25/48	1,600	1,632
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,491
5.00%, 05/01/25	2,000	1,919
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	9,263
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	6,223
Halfmoon Parent Inc.
3.75%, 07/15/23 (a)	10,000	9,963
HCA Inc.
7.50%, 02/15/22	4,100	4,490
5.88%, 05/01/23	7,500	7,900
Horizon Pharma Inc.
6.63%, 05/01/23	5,240	5,356
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a)	4,500	4,468
5.75%, 08/01/22 (a) (b)	17,000	15,667
5.63%, 10/15/23 (a) (b)	4,100	3,628
Mylan NV
3.95%, 06/15/26	5,800	5,496
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,456
8.13%, 04/01/22	19,000	20,014
6.75%, 06/15/23 (b)	20,000	19,945
5.13%, 05/01/25	1,200	1,181
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	5,095
6.50%, 03/15/22 (a)	2,200	2,289
5.50%, 03/01/23 - 11/01/25 (a)	10,000	9,756
5.88%, 05/15/23 (a)	8,200	7,967
7.00%, 03/15/24 (a)	3,400	3,595

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
6.13%, 04/15/25 (a) (b)	4,700	4,473
9.00%, 12/15/25 (a)	2,500	2,692
		202,675
Industrials 0.8%
Cloud Crane LLC
10.13%, 08/01/24 (a)	1,500	1,641
United Rentals North America Inc.
5.75%, 11/15/24	3,300	3,392
United Technologies Corp.
3.95%, 08/16/25	7,000	6,962
XPO Logistics Inc.
6.50%, 06/15/22 (a)	6,375	6,584
		18,579
Information Technology 0.4%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,056
West Corp.
8.50%, 10/15/25 (a)	3,000	2,758
		8,814
Materials 1.1%
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	4,917
7.25%, 04/15/25 (a)	11,000	10,739
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (a) (b)	4,400	4,271
Syngenta Finance NV
4.44%, 04/24/23 (a)	7,000	6,951
		26,878
Real Estate 0.5%
Equinix Inc.
5.38%, 05/15/27	5,000	5,011
Iron Mountain Inc.
5.75%, 08/15/24	7,500	7,426
		12,437
Utilities 1.9%
AES Corp.
4.88%, 05/15/23	1,000	1,007
Calpine Corp.
5.38%, 01/15/23	15,000	14,127
5.75%, 01/15/25 (b)	6,500	5,756
Dynegy Inc.
7.38%, 11/01/22	17,000	17,681
Ferrellgas Partners LP
6.50%, 05/01/21	2,700	2,424
6.75%, 06/15/23 (b) (l)	2,500	2,093
InterGen NV
7.00%, 06/30/23 (a) (b)	1,998	1,982
		45,070
Total Corporate Bonds And Notes (cost $801,814)		810,963
SENIOR LOAN INTERESTS 3.6%
Communication Services 0.4%
Securus Technologies Holdings Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 8.25%), 06/30/25 (j) (m)	6,500	6,492
1st Lien Term Loan, 10.33%, (3M LIBOR + 8.25%), 06/30/25 (j)	2,200	2,197
		8,689
Consumer Discretionary 1.4%
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 05/30/25 (j)	6,000	6,038
Academy Ltd.
Term Loan B, 6.10%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (j)	3,513	2,716
Belk Inc.
Term Loan, 6.88%, (3M LIBOR + 4.75%), 11/18/22 (j)	9,730	8,501
PetSmart Inc.
Term Loan B-2, 5.12%, (3M LIBOR + 3.00%), 03/11/22 (j)	7,481	6,519
	Shares/Par[1]	Value ($)
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (j)	10,000	10,086
		33,860
Energy 0.1%
Talen Energy Supply LLC
Term Loan B-1, 6.08%, (3M LIBOR + 4.00%), 07/15/23 (j)	2,962	2,974
Health Care 0.4%
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (j)	10,498	10,586
Industrials 0.4%
Cortes NP Acquisition Corp.
Term Loan B, 6.31%, (3M LIBOR + 4.00%), 11/30/23 (j)	3,385	3,395
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (j)	6,581	6,556
		9,951
Information Technology 0.7%
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (j)	6,116	6,117
MH Sub I LLC
1st Lien Term Loan, 5.92%, (3M LIBOR + 3.75%), 08/09/24 (j)	7,255	7,301
Michaels Stores Inc.
Term Loan B-1, 9.67%, (3M LIBOR + 7.50%), 08/16/25 (j)	3,200	3,230
		16,648
Utilities 0.2%
Talen Energy Supply LLC
Term Loan B-2, 6.08%, (3M LIBOR + 4.00%), 04/07/24 (j)	3,938	3,954
Total Senior Loan Interests (cost $86,767)		86,662
GOVERNMENT AND AGENCY OBLIGATIONS 7.1%
U.S. Treasury Securities 7.1%
U.S. Treasury Note
1.00%, 06/30/19	20,000	19,778
2.25%, 03/31/20	30,000	29,780
2.50%, 05/31/20 (b)	20,000	19,906
2.50%, 06/30/20	20,000	19,900
2.38%, 03/15/21	20,000	19,772
2.75%, 04/30/23 - 05/31/23	40,000	39,676
2.88%, 05/31/25	20,000	19,838
Total Government And Agency Obligations (cost $169,567)		168,650
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (c) (e) (f) (n) (o)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 10.8%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (p) (q)	148,898	148,898
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (p) (q)	107,498	107,498
Total Short Term Investments (cost $256,396)		256,396
Total Investments 104.0% (cost $2,419,633)		2,477,102
Other Assets and Liabilities, Net (4.0)%		(96,397)
Total Net Assets 100.0%		2,380,705

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $480,026 and 20.2%, respectively.

(b) All or portion of the security was on loan.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(m) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceva Logistics AG	05/09/18	6,118	664	—
General Motors Co. Escrow	04/25/10	—	1	—
		6,118	665	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 97.7%
Belgium 1.0%
Barco NV	30	3,971
Ontex Group NV (a)	121	2,573
		6,544
Bermuda 6.8%
Arch Capital Group Ltd. (b)	418	12,473
Axis Capital Holdings Ltd.	34	1,957
Liberty Latin America Ltd. - Class A (b)	620	12,912
Liberty Latin America Ltd. - Class C (b)	251	5,184
RenaissanceRe Holdings Ltd.	108	14,467
		46,993
Brazil 0.8%
Camil Alimentos SA	1,642	2,882
Grendene SA	813	1,363
M Dias Branco SA	150	1,465
		5,710
Canada 8.7%
Alamos Gold Inc. - Class A (a)	299	1,378
Badger Daylighting Ltd. (a)	153	3,499
Canaccord Genuity Group Inc.	556	2,968
Canada Goose Holdings Inc. (a) (b)	26	1,688
Canadian Western Bank	133	3,499
Fairfax Financial Holdings Ltd.	31	17,005
Fairfax India Holdings Corp. (b)	1,287	19,291
Gran Tierra Energy Inc. (b)	683	2,602
Mullen Group Ltd	204	2,420
North West Co. Inc. (a)	93	2,016
Russel Metals Inc.	62	1,282
ShawCor Ltd.	126	2,408
		60,056
China 3.7%
58.Com Inc. - Class A - ADR (b)	260	19,099
China ZhengTong Auto Services Holdings Ltd. (a)	2,319	1,522
Hollysys Automation Technologies Ltd.	146	3,124
Shanghai Haohai Biological Technology Co. Ltd. - Class H	245	1,671
		25,416
Denmark 5.4%
ISS A/S (a)	470	16,525
Nilfisk Holding A/S (b)	89	4,511
Scandinavian Tobacco Group A/S (a)	1,060	16,267
		37,303
Finland 2.4%
Amer Sports Oyj - Class A	162	6,601
Huhtamaki Oyj - Class I	119	3,813
Outotec Oyj (b)	181	1,182
Uponor Oyj	382	4,992
		16,588
France 3.9%
Beneteau SA	123	1,982
Elior (a)	1,029	15,927
Elis SA	355	8,349
Maisons Du Monde SA	21	602
		26,860
Germany 2.9%
Gerresheimer AG	55	4,661
Jenoptik AG	100	3,676
Rational AG	6	4,614
Stabilus SA	36	2,944
Zooplus AG (b)	23	4,067
		19,962
Greece 0.8%
Diana Shipping Inc. (b)	1,398	5,759
Hong Kong 5.3%
Goodbaby International Holdings Ltd.	5,702	2,279
Greatview Aseptic Packaging Co. Ltd.	3,281	2,089
Hang Lung Group Ltd.	5,365	14,256
PAX Global Technology Ltd.	5,254	2,676
	Shares/Par[1]	Value ($)
Stella International Holdings Ltd.	573	514
Techtronic Industries Co.	843	5,414
Value Partners Group Ltd.	3,468	2,767
VTech Holdings Ltd.	283	3,277
Xtep International Holdings Ltd.	5,983	3,463
		36,735
India 0.3%
DCB Bank Ltd.	465	946
Dewan Housing Finance Corp. Ltd.	298	1,132
Welspun India Ltd.	62	50
		2,128
Indonesia 0.2%
XL Axiata Tbk PT (b)	7,347	1,365
Ireland 5.2%
Grafton Group Plc	1,677	16,576
Green REIT Plc	3,672	6,433
Total Produce Plc	5,325	13,049
		36,058
Italy 1.9%
Azimut Holding SpA (a)	81	1,218
Interpump Group SpA	153	4,993
Technogym SpA	424	5,193
Tod's SpA (a)	22	1,472
		12,876
Japan 11.4%
Anicom Holdings Inc. (a)	100	3,313
Asahi Co. Ltd.	82	1,078
Asics Corp.	246	3,661
Bandai Namco Holdings Inc.	513	19,925
BML Inc.	96	2,929
Bunka Shutter Co. Ltd.	287	2,157
Daibiru Corp.	228	2,398
Descente Ltd. (a)	136	2,849
Dowa Holdings Co. Ltd.	91	2,878
Fuji Oil Holdings Inc.	136	4,288
Gulliver International Co. Ltd.	443	1,499
Idec Corp.	126	2,759
Kobayashi Pharmaceutical Co. Ltd.	38	2,816
Meitec Corp.	85	4,085
Morita Holdings Corp.	111	2,512
N Field Co. Ltd. (a)	151	2,580
Nihon Parkerizing Co. Ltd.	151	2,038
Square Enix Holdings Co. Ltd.	34	1,395
Sumitomo Rubber Industries Inc.	57	855
Tadano Ltd.	45	516
TechnoPro Holdings Inc.	51	3,190
Tsumura & Co.	151	5,215
Ushio Inc.	67	919
Zojirushi Corp. (a)	161	2,275
		78,130
Luxembourg 0.5%
Grand City Properties SA	132	3,434
Netherlands 1.8%
Aalberts Industries NV	12	522
Accell Group (a)	73	1,423
Arcadis NV (a)	178	2,969
Beter Bed Holding NV (a)	31	164
Intertrust NV	170	3,145
PostNL NV (a)	1,113	3,977
		12,200
Norway 0.2%
XXL ASA (a)	226	1,165
Philippines 0.2%
Vista Land & Lifescapes Inc	10,249	1,153
Poland 0.3%
CCC SA	38	2,250
Singapore 0.9%
Haw Par Corp. Ltd.	204	2,008
Straits Trading Co. Ltd.	2,687	4,051
		6,059

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
South Korea 0.9%
BNK Financial Group Inc.	316	2,447
DGB Financial Group Inc.	426	3,901
		6,348
Spain 3.5%
Construcciones y Auxiliar de Ferrocarriles SA	82	3,421
Lar Espana Real Estate Socimi SA	1,098	11,158
Zardoya Otis SA (a)	984	9,147
		23,726
Sweden 4.4%
Cloetta Fazer AB - Class B	4,199	12,985
Duni AB	90	1,194
Dustin Group AB	741	6,991
Granges AB	165	1,971
Tethys Oil AB	140	1,543
Thule Group AB (c)	218	5,278
		29,962
Switzerland 3.7%
Bucher Industries AG	12	3,953
Logitech International SA	55	2,463
Luxoft Holding Inc. - Class A (b)	37	1,766
Panalpina Welttransport Holding AG (a)	100	14,502
Tecan Group AG	5	1,265
Vontobel Holding AG	21	1,489
		25,438
Taiwan 2.0%
Chicony Electronics Co. Ltd.	1,154	2,333
Giant Manufacturing Co. Ltd.	602	2,579
King Yuan Electronics Co. Ltd.	4,764	3,181
Merida Industry Co. Ltd.	424	1,987
Tripod Technology Corp.	1,215	3,318
		13,398
United Arab Emirates 1.7%
Borr Drilling Ltd. (a) (b)	2,471	11,343
United Kingdom 16.3%
Bellway Plc	26	1,036
Biffa Plc	3,475	11,373
Bovis Homes Group Plc	70	975

	Shares/Par[1]	Value ($)
Card Factory Plc	532	1,380
Clarkson Plc	449	15,849
De La Rue Plc	211	1,327
Greggs Plc	223	3,060
Headlam Group Plc	1,365	8,481
John Wood Group Plc	2,383	23,973
Man Group Plc	1,968	4,526
Oxford Instruments Plc	154	1,998
PageGroup Plc	1,604	11,959
RPC Group Plc	1,484	15,358
Serco Group Plc (b)	2,797	3,560
SIG Plc	1,290	2,133
Sthree Plc	1,048	5,174
		112,162
United States of America 0.6%
Kennedy-Wilson Holdings Inc. (a)	198	4,262
Total Common Stocks (cost $610,097)		671,383
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	358	1,081
Total Preferred Stocks (cost $1,005)		1,081
SHORT TERM INVESTMENTS 6.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	13,328	13,328
Securities Lending Collateral 5.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	34,195	34,195
Total Short Term Investments (cost $47,523)		47,523
Total Investments 104.8% (cost $658,625)		719,987
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (4.8)%		(32,729)
Total Net Assets 100.0%		687,256

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thule Group AB	08/26/15	3,063	5,278	0.8

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	MSC	10/01/18	JPY	15,389	135	(1)
JPY/USD	MSC	10/02/18	JPY	20,493	180	(1)
JPY/USD	JPM	10/03/18	JPY	9,184	81	—
USD/HKD	HSB	10/03/18	HKD	(90)	(11)	—
					385	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 90.0%
Communication Services 10.1%
AT&T Inc.	393	13,200
Charter Communications Inc. - Class A (a)	69	22,594
Comcast Corp. - Class A	404	14,302
Cumulus Media Inc. - Class A (a)	17	292
Cumulus Media Inc. - Class B (a)	25	395
DISH Network Corp. - Class A (a)	236	8,427
Koninklijke KPN NV	2,197	5,779
T-Mobile US Inc. (a)	194	13,587
Twenty-First Century Fox Inc. - Class B	122	5,572
Vodafone Group Plc	2,220	4,758
Walt Disney Co.	218	25,481
		114,387
Consumer Discretionary 3.8%
General Motors Co.	355	11,959
Goodyear Tire & Rubber Co.	199	4,649
Lennar Corp. - Class A	184	8,610
Newell Brands Inc.	611	12,403
Toll Brothers Inc.	155	5,133
		42,754
Consumer Staples 7.2%
Altria Group Inc.	189	11,415
British American Tobacco Plc - ADR	101	4,700
British American Tobacco Plc	343	16,017
Energizer Holdings Inc.	142	8,341
Imperial Brands Plc	124	4,318
Kroger Co.	585	17,042
PepsiCo Inc.	51	5,728
Rite Aid Corp. (a) (b)	692	886
Walgreens Boots Alliance Inc.	186	13,575
		82,022
Energy 10.0%
Anadarko Petroleum Corp.	249	16,798
Baker Hughes a GE Co. LLC - Class A	300	10,149
BP Plc	1,040	7,967
Kinder Morgan Inc.	910	16,137
Marathon Oil Corp.	666	15,505
McDermott International Inc. (a)	209	3,850
Plains GP Holdings LP - Class A (a)	291	7,133
Royal Dutch Shell Plc - Class A	367	12,570
Royal Dutch Shell Plc - Class A	262	8,973
Williams Cos. Inc.	503	13,687
		112,769
Financials 20.6%
Alleghany Corp.	30	19,475
Ally Financial Inc.	227	5,996
American International Group Inc.	447	23,816
Barclays Plc	2,860	6,396
Brighthouse Financial Inc. (a)	163	7,208
Capital One Financial Corp.	141	13,343
Chubb Ltd.	114	15,235
CIT Group Inc. (b)	219	11,313
Citigroup Inc.	270	19,403
Citizens Financial Group Inc.	534	20,603
FCB Financial Holdings Inc. - Class A (a)	41	1,927
Guaranty Bancorp	10	288
Hartford Financial Services Group Inc.	288	14,384
JPMorgan Chase & Co.	217	24,519
MetLife Inc.	285	13,325
Voya Financial Inc.	279	13,834
Wells Fargo & Co.	416	21,888
		232,953
Health Care 14.8%
CVS Health Corp.	239	18,813
Eli Lilly & Co.	369	39,620
Medtronic Plc	460	45,277
Merck & Co. Inc.	553	39,199
Novartis AG - ADR	280	24,115
		167,024
	Shares/Par[1]	Value ($)
Industrials 5.5%
BAE Systems Plc	1,135	9,304
CNH Industrial NV	694	8,297
Fluor Corp.	187	10,839
General Electric Co.	408	4,601
Johnson Controls International Plc	374	13,079
Sensata Technologies Holding Plc (a)	328	16,251
		62,371
Information Technology 12.0%
Cisco Systems Inc.	579	28,190
Cognizant Technology Solutions Corp. - Class A	218	16,802
Dell Technologies Inc. - Class V (a)	60	5,861
Hewlett Packard Enterprise Co.	611	9,961
Microsoft Corp.	184	20,997
Nokia Oyj - ADR	823	4,593
Nokia Oyj	1,026	5,693
Relx Plc	241	5,066
Samsung Electronics Co. Ltd.	396	16,559
Symantec Corp.	745	15,855
Western Digital Corp.	97	5,702
		135,279
Materials 3.0%
International Paper Co.	259	12,749
LafargeHolcim Ltd.	148	7,301
ThyssenKrupp AG	302	7,605
Warrior Met Coal Inc. (c) (d)	60	1,617
WestRock Co.	91	4,857
		34,129
Real Estate 1.3%
Alexander's Inc.	8	2,746
Vornado Realty Trust	158	11,525
		14,271
Utilities 1.7%
PG&E Corp.	148	6,794
Vistra Energy Corp. (a)	500	12,452
		19,246
Total Common Stocks (cost $851,311)		1,017,205
WARRANTS 0.0%
Avaya Holdings Corp. (a)	39	175
Total Warrants (cost $92)		175
CORPORATE BONDS AND NOTES 2.7%
Communication Services 1.5%
Frontier Communications Corp.
10.50%, 09/15/22	6,439	5,710
11.00%, 09/15/25	7,214	5,622
iHeartCommunications Inc.
0.00%, 12/15/19 (a) (e)	7,449	5,653
		16,985
Energy 0.3%
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (f)	2,878	3,080
Information Technology 0.9%
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	5,300	5,386
Veritas US Inc.
7.50%, 02/01/23 (f)	831	806
10.50%, 02/01/24 (f)	4,740	4,334
		10,526
Total Corporate Bonds And Notes (cost $32,511)		30,591
SENIOR LOAN INTERESTS 0.9%
Consumer Discretionary 0.6%
Cumulus Media New Holdings Inc.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 05/15/22 (g)	3,303	3,262
Toys R Us Inc.
Term Loan, 0.00%, 03/15/20 (a) (e)	5,812	3,032
		6,294

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Financials 0.1%
Veritas Bermuda Ltd.
Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/27/23 (g)	815	792
Information Technology 0.2%
Veritas Bermuda Ltd.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 01/27/23 (g)	2,458	2,391
Total Senior Loan Interests (cost $11,939)		9,477
OTHER EQUITY INTERESTS 0.0%
Avaya Inc. Escrow (a) (c) (d) (h) (i)	3,139	4
Avaya Inc. Escrow (a) (c) (d) (h) (i)	546	1
Avaya Inc. Escrow (a) (c) (d) (h) (i)	4,317	5
Avaya Inc. Escrow (a) (c) (d) (h) (i)	1,008	—
Avaya Inc. Escrow (a) (c) (d) (h) (i)	9,561	—
Texas Competitive Electric Holdings Co. LLC Escrow (a) (i)	11,682	55
Tribune Co. Escrow Litigation Interests (a) (c) (d) (h) (i)	49	—
Total Other Equity Interests (cost $0)		65
SHORT TERM INVESTMENTS 6.1%
Investment Companies 5.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (j) (k)	60,536	60,536
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (j) (k)	731	731
Treasury Securities 0.7%
U.S. Treasury Bill
2.00%, 10/18/18 (l) (m)	5,000	4,995
2.08%, 12/27/18 (m)	3,000	2,984
		7,979
Total Short Term Investments (cost $69,246)		69,246
Total Investments 99.7% (cost $965,099)		1,126,759
Other Derivative Instruments 0.0%		53
Other Assets and Liabilities, Net 0.3%		3,742
Total Net Assets 100.0%		1,130,554

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $13,606 and 1.2%, respectively.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(l) All or a portion of the security is pledged or segregated as collateral.

(m) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc. Escrow	01/11/18	—	5	—
Avaya Inc. Escrow	01/24/18	—	4	—
Avaya Inc. Escrow	01/24/18	—	1	—
Avaya Inc. Escrow	12/30/16	—	—	—
Avaya Inc. Escrow	12/26/17	—	—	—
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Warrior Met Coal Inc.	05/18/18	343	1,617	0.1
		343	1,627	0.1

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	HSB	11/21/18	EUR	(35,774)	(41,703)	326
USD/GBP	HSB	11/26/18	GBP	(30,873)	(40,340)	15
USD/KRW	HSB	10/19/18	KRW	(18,276,581)	(16,483)	(288)
					(98,526)	53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.4%
Academic Loan Funding Trust
Series 2012-A2-1A, 3.32%, (1M US LIBOR + 1.10%), 12/27/44 (a) (b)	5,264	5,303
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 2.38%, (1M US LIBOR + 0.16%), 08/25/36 (a)	612	603
ACIS CLO Ltd.
Series 2014-A-4A, 3.76%, (3M US LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,066
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.88%, 04/25/35 (a)	91	92
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 4.02%, (1M US LIBOR + 1.80%), 08/25/32 (a)	14	13
AptarGroup Inc.
Series 2018-A-FL1, 3.31%, (1M US LIBOR + 1.15%), 02/15/24 (a) (b)	5,600	5,614
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 5.01%, (1M US LIBOR + 2.85%), 04/15/33 (a)	—	—
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	24	21
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 4.37%, 09/25/35 (a)	177	175
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 3.07%, 08/15/21 (b)	2,000	2,000
Bank of America Student Loan Trust
Series 2010-A-1A, 3.14%, (3M US LIBOR + 0.80%), 02/25/43 (a) (b)	892	896
BlueMountain CLO Ltd.
Series 2014-AR-2A, 3.28%, (3M US LIBOR + 0.93%), 07/20/26 (a) (b)	5,650	5,650
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.19%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	5,250	5,233
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 4.03%, 12/25/35 (a)	501	440
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 3.34%, (12M US Federal Reserve Cumulative Average CMT + 1.50%), 09/25/35 (a)	94	93
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 4.09%, (1M US LIBOR + 1.88%), 06/25/34 (a)	56	59
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.42%, (3M EURIBOR + 2.75%), 04/20/20, EUR (a) (c) (d) (e)	2,075	2,402
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 3.25%, (3M US LIBOR + 0.91%), 12/31/27 (a) (b)	7,850	7,850
ECMC Group Student Loan Trust
Series 2016-A-1A, 3.57%, (1M US LIBOR + 1.35%), 02/25/29 (a) (b)	4,098	4,178
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 3.19%, (1M US LIBOR + 0.85%), 07/25/23 (a) (b)	127	127
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 3.57%, (1M US LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,595
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 3.22%, (1M US LIBOR + 1.00%), 04/25/33 (a) (b)	3,450	3,467
Exantas Capital Corp. Ltd.
Series 2018-A-RSO6, 2.99%, (1M US LIBOR + 0.83%), 02/15/21 (a) (b)	3,950	3,948
GCO Education Loan Funding Trust
Series 2006-A8L-1, 2.44%, (3M US LIBOR + 0.13%), 05/25/25 (a)	159	159
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	25	25
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	115	118
	Shares/Par[1]	Value ($)
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 2.45%, (1M US LIBOR + 0.23%), 05/25/37 (a)	2,477	1,729
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 3.46%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	1,933	1,933
Series 2015-A-2A, REMIC, 3.73%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,600	4,600
Impac CMB Trust
Series 2004-2A-10, REMIC, 2.86%, (1M US LIBOR + 0.64%), 03/25/35 (a) (e)	47	41
London Wall Mortgage Capital Plc
Series 2017-A-FL1, 1.65%, (3M GB LIBOR + 0.85%), 11/15/49, GBP (a)	4,329	5,630
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 2.40%, (1M US LIBOR + 0.18%), 12/25/36 (a)	1,411	1,289
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.09%, (3M US LIBOR + 0.75%), 04/15/29 (a) (b)	7,700	7,629
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 4.33%, 10/25/34 (a)	85	86
Series 2004-1A1-15, REMIC, 4.25%, 12/25/34 (a)	42	43
Series 2006-4A1B-OA2, REMIC, 3.04%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 12/25/46 (a)	1,220	1,647
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.81%, 10/25/32 (a)	86	89
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 3.22%, (1M US LIBOR + 1.05%), 04/20/29 (a)	3,100	3,136
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 4.58%, 08/25/34 (a)	31	33
Series 2006-2A3-3AR, REMIC, 3.80%, 03/25/36 (a)	642	559
Navient Student Loan Trust
Series 2016-A-7A, 3.37%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	4,103	4,171
Series 2016-A-5A, 3.47%, (1M US LIBOR + 1.25%), 12/25/28 (a) (b)	9,175	9,407
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,905
Nelnet Student Loan Trust
Series 2006-A6-1, 2.76%, (3M US LIBOR + 0.45%), 08/23/36 (a) (b)	5,450	5,385
Northstar Education Finance Inc.
Series 2007-A1-1, 2.44%, (3M US LIBOR + 0.10%), 04/28/30 (a)	765	762
OFSI Fund VII Ltd.
Series 2014-AR-7A, 3.23%, (3M US LIBOR + 0.90%), 10/18/26 (a) (b)	1,300	1,298
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 3.47%, (3M US LIBOR + 1.13%), 01/01/24 (a)	841	847
ReadyCap Commercial Mortgage Trust
Series 2018-A-FL2, 2.91%, (1M US LIBOR + 0.85%), 04/25/22 (a) (b)	1,700	1,701
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 2.84%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 01/25/46 (a)	505	465
Ripon Mortgages Plc
Series A1-1X, 1.60%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	604	788
Series A2-1X, 1.60%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	7,166	9,349
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	16
Scholar Funding Trust
Series 2010-A-A, 3.09%, (3M US LIBOR + 0.75%), 04/28/35 (a) (b)	1,391	1,386
SLM Student Loan Trust
Series 2007-A4-7, 2.67%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,830	1,800

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2007-A4-2, 2.40%, (3M US LIBOR + 0.06%), 07/25/22 (a)	4,800	4,686
Series 2008-A4-4, 3.99%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,695	1,730
Series 2008-A3-2, 3.09%, (3M US LIBOR + 0.75%), 04/25/23 (a)	715	710
Series 2008-A4-8, 3.84%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,800	1,835
Series 2008-A4-6, 3.44%, (3M US LIBOR + 1.10%), 07/25/23 (a)	2,654	2,672
Series 2008-A4-5, 4.04%, (3M US LIBOR + 1.70%), 07/25/23 (a)	5,623	5,769
Series 2005-A3-4, 2.46%, (3M US LIBOR + 0.12%), 01/25/27 (a)	3,295	3,285
Series 2003-A5A-1, 2.44%, (3M US LIBOR + 0.11%), 12/15/32 (a) (b)	3,536	3,395
Series 2003-A5A-7A, 3.53%, (3M US LIBOR + 1.20%), 12/15/33 (a) (b)	3,747	3,800
Series 2004-A6-8A, 2.97%, (3M US LIBOR + 0.63%), 01/25/40 (a) (b)	2,650	2,657
Station Place Securitization Trust
Series 2015-A-2, 2.68%, (1M US LIBOR + 1.05%), 07/15/19 (a) (b) (c)	2,000	2,000
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 4.14%, 08/25/35 (a)	36	36
Tryon Park CLO Ltd.
Series 2013-A1SR-1A, 3.24%, (3M US LIBOR + 0.89%), 04/15/29 (a) (b)	5,460	5,436
Warwick Finance Residential Mortgages Number One Plc
Series A-1, 1.80%, (3M GB LIBOR + 1.00%), 09/21/49, GBP (a)	2,892	3,780
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 3.95%, 06/25/34 (a)	158	160
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 4.39%, 04/25/36 (a) (e)	30	30
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.24%, 05/01/26 (b)	1,991	1,989
Total Non-U.S. Government Agency Asset-Backed Securities (cost $168,246)		169,832
CORPORATE BONDS AND NOTES 32.8%
Communication Services 4.3%
21st Century Fox America Inc.
6.15%, 03/01/37	300	374
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	505
AT&T Inc.
3.00%, 06/30/22	2,400	2,338
4.45%, 04/01/24	800	815
3.40%, 05/15/25	4,150	3,953
5.45%, 03/01/47	500	500
Charter Communications Operating LLC
3.58%, 07/23/20	1,399	1,400
4.46%, 07/23/22	1,950	1,982
4.50%, 02/01/24	3,100	3,116
4.91%, 07/23/25	1,525	1,549
Comcast Corp.
3.38%, 08/15/25	2,275	2,196
3.30%, 02/01/27	562	531
3.15%, 02/15/28	725	672
Digicel Ltd.
6.75%, 03/01/23 (b) (f)	1,350	1,132
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,367
4.57%, 04/27/23	1,075	1,104
Time Warner Cable Inc.
5.88%, 11/15/40	425	429
5.50%, 09/01/41	71	68
T-Mobile USA Inc.
4.50%, 02/01/26	1,000	952
Verizon Communications Inc.
4.33%, 09/21/28 (b)	7,734	7,783
	Shares/Par[1]	Value ($)
5.25%, 03/16/37	550	587
5.01%, 04/15/49	1,413	1,436
Vodafone Group Plc
3.75%, 01/16/24	2,950	2,917
Wind Tre SpA
5.00%, 01/20/26 (b)	2,800	2,405
		42,111
Consumer Discretionary 1.1%
Amazon.com Inc.
3.88%, 08/22/37	725	708
Apple Inc.
2.75%, 01/13/25	1,650	1,580
Bacardi Ltd.
5.30%, 05/15/48 (b)	1,200	1,175
Dollar Tree Inc.
4.00%, 05/15/25	1,050	1,030
4.20%, 05/15/28	1,125	1,091
Expedia Inc.
3.80%, 02/15/28	925	852
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (g) (h)	99	—
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,392
Starbucks Corp.
3.80%, 08/15/25	1,725	1,715
		10,543
Consumer Staples 1.2%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	3,940
4.60%, 04/15/48	650	628
BAT Capital Corp.
3.22%, 08/15/24 (b)	1,580	1,507
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (b)	1,425	1,424
Reynolds American Inc.
4.45%, 06/12/25	3,250	3,271
Walmart Inc.
4.05%, 06/29/48	725	725
		11,495
Energy 4.1%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,051
3.45%, 07/15/24	670	644
6.45%, 09/15/36	750	855
Canadian Natural Resources Ltd.
3.85%, 06/01/27	1,500	1,459
Cenovus Energy Inc.
4.25%, 04/15/27	775	749
Concho Resources Inc.
4.30%, 08/15/28	925	921
Continental Resources Inc.
4.50%, 04/15/23	3,775	3,840
Devon Energy Corp.
4.75%, 05/15/42	800	766
Diamondback Energy Inc.
4.75%, 11/01/24	1,975	1,977
Energy Transfer Partners LP
4.65%, 06/01/21	725	742
4.20%, 09/15/23	1,775	1,787
5.30%, 04/15/47	700	679
EQT Midstream Partners LP
4.75%, 07/15/23	2,300	2,334
Gazprom Capital SA
7.29%, 08/16/37	100	111
Halliburton Co.
3.80%, 11/15/25	275	273
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,082
Marathon Oil Corp.
4.40%, 07/15/27	1,175	1,174
MPLX LP
4.50%, 04/15/38	775	726
4.70%, 04/15/48	325	304

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
6.50%, 03/13/27 (f)	360	367
Phillips 66
3.90%, 03/15/28	1,750	1,719
Pioneer Natural Resources Co.
3.95%, 07/15/22	480	484
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,257
3.85%, 10/15/23	800	787
4.50%, 12/15/26	1,450	1,448
Reliance Industries Ltd.
4.13%, 01/28/25	250	244
3.67%, 11/30/27 (b)	440	404
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,800
5.63%, 03/01/25	1,825	1,946
Shell International Finance BV
4.55%, 08/12/43	825	868
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	498
5.40%, 10/01/47	1,150	1,128
Valero Energy Corp.
4.35%, 06/01/28	750	754
Western Gas Partners LP
3.95%, 06/01/25	1,150	1,091
Williams Partners LP
3.60%, 03/15/22	1,245	1,237
3.90%, 01/15/25	1,550	1,517
		40,023
Financials 12.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	400	361
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	2,175	2,220
3.30%, 01/23/23	1,600	1,540
Altice Financing SA
6.63%, 02/15/23 (b)	1,100	1,110
American International Group Inc.
3.90%, 04/01/26	1,275	1,247
4.20%, 04/01/28	775	768
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	975	975
4.90%, 02/01/46	1,025	1,032
Banco Santander SA
4.25%, 04/11/27	400	378
4.38%, 04/12/28	600	569
Bank of America Corp.
4.00%, 04/01/24	109	110
3.86%, 07/23/24	2,450	2,447
3.25%, 10/21/27	1,875	1,748
4.18%, 11/25/27	3,725	3,631
3.82%, 01/20/28 (a)	2,500	2,434
3.42%, 12/20/28	96	90
4.27%, 07/23/29	1,475	1,471
Barclays Plc
6.63%, (callable at 100 begininng 09/15/19) (i) (j)	425	427
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	1,900	1,885
4.25%, 12/15/25 (b)	3,700	3,673
4.38%, 12/15/28 (b)	2,725	2,669
BNP Paribas SA
3.50%, 03/01/23 (b)	3,650	3,557
3.38%, 01/09/25 (b)	975	923
BPCE SA
4.00%, 09/12/23 (b)	1,950	1,920
4.63%, 09/12/28 (b)	975	959
CIT Group Inc.
5.25%, 03/07/25	2,700	2,752
Citibank NA
3.05%, 05/01/20	2,825	2,819
Citigroup Inc.
4.30%, 11/20/26	200	197
4.13%, 07/25/28	475	458
	Shares/Par[1]	Value ($)
Cooperatieve Rabobank U.A.
2.76%, (3M US LIBOR + 0.43%), 04/26/21 (a)	1,450	1,453
3.13%, 04/26/21	1,775	1,762
Credit Suisse AG
6.50%, 08/08/23 (b)	400	427
Credit Suisse Group AG
4.28%, 01/09/28 (b)	2,059	2,001
3.87%, 01/12/29 (b)	628	591
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	699	702
Deutsche Bank AG
2.50%, 02/13/19	475	474
2.70%, 07/13/20	2,525	2,469
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	1,850	1,943
Discover Bank
8.70%, 11/18/19	551	584
Discover Financial Services
3.85%, 11/21/22	1,499	1,482
Financial & Risk US Holdings Inc.
6.25%, 05/15/26 (b)	1,450	1,452
Great-West Lifeco Financial Inc.
4.05%, 05/17/28 (b)	625	629
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,227
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (a)	875	874
Huarong Finance II Co. Ltd.
5.00%, 11/19/25	210	206
Huntington Bancshares Inc.
4.00%, 05/15/25	1,625	1,623
ING Bank NV
4.13%, 11/21/23 (a)	2,875	2,877
Intesa Sanpaolo SpA
3.38%, 01/12/23 (b)	1,600	1,478
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f) (i)	2,575	2,635
2.97%, 01/15/23	2,275	2,213
3.78%, 02/01/28 (a)	3,300	3,216
JPMorgan Chase Bank NA
3.51%, 01/23/29	1,850	1,749
3.88%, 07/24/38 (a)	150	140
MetLife Inc.
4.05%, 03/01/45	300	281
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	604	596
Morgan Stanley
3.74%, (3M US LIBOR + 1.40%), 10/24/23 (a)	1,625	1,663
3.74%, 04/24/24	1,475	1,462
3.88%, 04/29/24	1,150	1,145
3.70%, 10/23/24	3,000	2,954
4.00%, 07/23/25	150	149
3.63%, 01/20/27	150	144
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/47 (b)	1,700	1,560
Royal Bank of Canada
2.73%, (3M US LIBOR + 0.39%), 04/30/21 (a)	1,700	1,706
3.20%, 04/30/21	1,675	1,672
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	2,035	1,972
3.88%, 09/12/23	1,479	1,435
4.52%, 06/25/24 (a) (j)	1,975	1,974
4.89%, 05/18/29 (j)	200	199
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,251
Standard Chartered Plc
4.25%, 01/20/23 (b)	3,100	3,109
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	1,275	1,273
SunTrust Bank
2.59%, 01/29/21	2,500	2,475
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	680
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,502
Westpac Banking Corp.
4.32%, 11/23/31 (a) (j)	825	794
XLIT Ltd.
4.45%, 03/31/25	1,374	1,360
		118,197
Health Care 3.5%
AbbVie Inc.
3.38%, 11/14/21	2,025	2,023
3.75%, 11/14/23	1,350	1,343
Actavis Funding SCS
4.85%, 06/15/44	76	75
Aetna Inc.
2.80%, 06/15/23	900	862
Becton Dickinson & Co.
3.26%, (3M US LIBOR + 0.88%), 12/29/20 (a)	2,425	2,426
2.89%, 06/06/22	2,925	2,840
3.36%, 06/06/24	525	507
4.69%, 12/15/44	925	911
4.67%, 06/06/47	350	347
CVS Health Corp.
4.13%, 05/15/21	999	1,013
3.50%, 07/20/22	2,775	2,753
3.88%, 07/20/25	2,650	2,611
4.78%, 03/25/38	1,100	1,096
5.13%, 07/20/45	350	358
5.05%, 03/25/48	450	459
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	2,550	2,473
Elanco Animal Health Inc.
3.91%, 08/27/21 (b)	1,475	1,477
4.27%, 08/28/23 (b)	550	552
Halfmoon Parent Inc.
3.75%, 07/15/23 (b)	4,125	4,110
4.13%, 11/15/25 (b)	1,525	1,521
HCA Inc.
4.75%, 05/01/23	1,650	1,679
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	930	874
2.80%, 07/21/23	985	877
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	606
UnitedHealth Group Inc.
4.63%, 07/15/35	700	749
		34,542
Industrials 0.6%
Northrop Grumman Corp.
2.93%, 01/15/25	2,250	2,136
3.25%, 01/15/28	2,400	2,257
Roper Technologies Inc.
4.20%, 09/15/28	1,275	1,266
United Technologies Corp.
2.97%, (3M US LIBOR + 0.65%), 08/16/21 (a)	650	653
		6,312
Information Technology 2.1%
Apple Inc.
2.45%, 08/04/26	3,525	3,245
4.65%, 02/23/46	875	944
Broadcom Corp.
3.00%, 01/15/22	2,325	2,264
2.65%, 01/15/23	800	755
3.63%, 01/15/24	2,225	2,160
3.13%, 01/15/25	125	116
Cisco Systems Inc.
5.50%, 01/15/40	925	1,102
Fiserv Inc.
3.80%, 10/01/23 (k)	625	626
4.20%, 10/01/28 (k)	950	951
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,154
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,025	1,022
	Shares/Par[1]	Value ($)
Microsoft Corp.
3.13%, 11/03/25	2,300	2,247
Nokia Oyj
4.38%, 06/12/27	1,129	1,088
NXP BV
3.88%, 09/01/22 (b)	1,250	1,236
Oracle Corp.
4.00%, 07/15/46	1,125	1,070
Symantec Corp.
5.00%, 04/15/25 (b)	875	865
		20,845
Materials 0.9%
Ecolab Inc.
3.95%, 12/01/47	134	128
LyondellBasell Industries NV
5.00%, 04/15/19	256	257
Sherwin-Williams Co.
2.75%, 06/01/22	450	436
3.45%, 06/01/27	1,000	951
4.50%, 06/01/47	575	552
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,325	2,321
3.93%, 04/23/21 (b)	2,880	2,870
4.44%, 04/24/23 (b)	1,055	1,048
		8,563
Real Estate 1.1%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	1,978
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,310
China Evergrande Group
8.75%, 06/28/25	480	431
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,651
3.65%, 09/01/27	250	235
ERP Operating LP
4.63%, 12/15/21	1,538	1,585
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	164
9.38%, 06/30/24	400	307
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,190
VEREIT Operating Partnership LP
4.13%, 06/01/21 (f)	1,125	1,135
		10,986
Telecommunication Services 0.2%
AT&T Inc.
3.60%, 02/17/23 (f)	2,100	2,083
Utilities 1.6%
Alliant Energy Finance LLC
3.75%, 06/15/23 (b)	750	747
4.25%, 06/15/28 (b)	200	198
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	925	876
Consumers Energy Co.
3.95%, 05/15/43	925	896
Duke Energy Carolinas LLC
3.95%, 03/15/48	900	856
Duke Energy Corp.
3.15%, 08/15/27	2,150	1,998
Florida Power & Light Co.
3.95%, 03/01/48	825	808
NiSource Inc.
3.65%, 06/15/23 (b)	1,150	1,135
Pacific Gas & Electric Co.
4.25%, 08/01/23 (b)	600	603
3.30%, 03/15/27	450	414
4.65%, 08/01/28 (b)	575	579
6.05%, 03/01/34	325	366
4.00%, 12/01/46	675	588
Sempra Energy
2.84%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,050	2,053

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Southern California Edison Co.
3.70%, 08/01/25	1,425	1,418
Southern Co.
3.25%, 07/01/26	1,850	1,725
		15,260
Total Corporate Bonds And Notes (cost $326,999)		320,960
GOVERNMENT AND AGENCY OBLIGATIONS 53.9%
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 5.52%, (1M US LIBOR + 3.30%), 10/25/27 (a)	620	691
Interest Only, Series C45-304, 3.00%, 12/15/27 (e)	528	43
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 3.94%, (6.10% - (1M US LIBOR * 1)), 07/15/39 (a) (e)	549	68
Interest Only, Series SW-3852, REMIC, 3.84%, (6.00% - (1M US LIBOR * 1)), 05/15/41 (a) (e)	607	80
Interest Only, Series PS-4273, REMIC, 3.94%, (6.10% - (1M US LIBOR * 1)), 11/15/43 (a) (e)	784	94
Interest Only, Series SE-4314, REMIC, 3.89%, (6.05% - (1M US LIBOR * 1)), 03/15/44 (a) (e)	590	85
Interest Only, Series AS-4473, REMIC, 3.44%, (5.60% - (1M US LIBOR * 1)), 05/15/45 (a) (e)	854	116
Interest Only, Series ST-4583, REMIC, 3.84%, (6.00% - (1M US LIBOR * 1)), 05/15/46 (a) (e)	2,906	465
Federal National Mortgage Association
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	800	847
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	765	808
Interest Only, Series 2012-SA-5, REMIC, 3.73%, (5.95% - (1M US LIBOR * 1)), 02/25/42 (a) (e)	670	90
Interest Only, Series 2013-SY-96, REMIC, 3.93%, (6.15% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	484	65
Interest Only, Series 2012-SB-88, REMIC, 4.45%, (6.67% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	442	70
Series 2012-B-153, REMIC, 7.00%, 07/25/42	410	460
Series 2012-B-111, REMIC, 7.00%, 10/25/42	110	123
Interest Only, Series 2013-SA-121, REMIC, 3.88%, (6.10% - (1M US LIBOR * 1)), 12/25/43 (a) (e)	3,601	452
Interest Only, Series 2014-MS-87, REMIC, 4.03%, (6.25% - (1M US LIBOR * 1)), 01/25/45 (a) (e)	596	77
Interest Only, Series 2015-BS-86, REMIC, 3.48%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e)	337	37
Interest Only, Series 2016-SJ-1, REMIC, 3.93%, (6.15% - (1M US LIBOR * 1)), 02/25/46 (a) (e)	1,277	213
Interest Only, Series 2013-SN-130, REMIC, 4.43%, (6.65% - (1M US LIBOR * 1)), 10/25/42 (a) (e)	1,824	269
Interest Only, Series 2015-PS-28, REMIC, 3.38%, (5.60% - (1M US LIBOR * 1)), 08/25/44 (a) (e)	2,902	373
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 3.58%, (5.75% - (1M US LIBOR * 1)), 03/20/40 (a) (e)	818	102
Interest Only, Series 2010-S-101, REMIC, 3.83%, (6.00% - (1M US LIBOR * 1)), 08/20/40 (a) (e)	1,125	153
Interest Only, Series 2013-SJ-152, REMIC, 3.98%, (6.15% - (1M US LIBOR * 1)), 05/20/41 (a) (e)	768	104
Interest Only, Series 2013-DS-103, REMIC, 3.98%, (6.15% - (1M US LIBOR * 1)), 07/20/43 (a) (e)	273	38
Interest Only, Series 2013-SD-113, REMIC, 4.54%, (6.70% - (1M US LIBOR * 1)), 08/16/43 (a) (e)	585	88
Interest Only, Series 2013-DS-134, REMIC, 3.93%, (6.10% - (1M US LIBOR * 1)), 09/20/43 (a) (e)	298	40
Interest Only, Series 2014-SL-132, REMIC, 3.93%, (6.10% - (1M US LIBOR * 1)), 10/20/43 (a) (e)	1,369	157
	Shares/Par[1]	Value ($)
Interest Only, Series 2013-SG-167, REMIC, 3.98%, (6.15% - (1M US LIBOR * 1)), 11/20/43 (a) (e)	255	34
Interest Only, Series 2014-SA-41, REMIC, 3.93%, (6.10% - (1M US LIBOR * 1)), 03/20/44 (a) (e)	348	50
Interest Only, Series 2014-BS-133, REMIC, 3.43%, (5.60% - (1M US LIBOR * 1)), 09/20/44 (a) (e)	355	40
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (e)	1,501	339
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (e)	877	151
Interest Only, Series 2015-SG-64, REMIC, 3.43%, (5.60% - (1M US LIBOR * 1)), 05/20/45 (a) (e)	1,226	164
Interest Only, Series 2015-MS-110, REMIC, 3.54%, (5.71% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	1,807	212
Interest Only, Series 2015-SB-112, REMIC, 3.57%, (5.74% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	430	51
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (e)	1,239	279
Interest Only, Series 2015-SE-123, REMIC, 3.55%, (5.72% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	447	53
Interest Only, Series 2015-HS-126, REMIC, 4.03%, (6.20% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,077	147
Interest Only, Series 2015-SP-123, REMIC, 4.08%, (6.25% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,491	210
Interest Only, Series 2015-QS-144, REMIC, 3.53%, (5.70% - (1M US LIBOR * 1)), 10/20/45 (a) (e)	348	40
Interest Only, Series 2015-SD-168, REMIC, 4.03%, (6.20% - (1M US LIBOR * 1)), 11/20/45 (a) (e)	374	55
Interest Only, Series 2016-S-6, REMIC, 3.48%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	496	58
Interest Only, Series 2016-SM-4, REMIC, 3.48%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	1,379	162
Interest Only, Series 2015-AS-57, REMIC, 3.43%, (5.60% - (1M US LIBOR * 1)), 04/20/45 (a) (e)	2,269	265
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e)	877	141
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e)	1,377	236
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e)	87	16
		8,911
Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corp.
5.00%, 03/01/26 - 06/01/41	1,375	1,461
5.50%, 04/01/28 - 08/01/38	617	668
3.96%, (12M US LIBOR +/- MBS Spread), 01/01/37 (a)	240	254
6.00%, 08/01/37 - 05/01/40	579	635
6.50%, 01/01/38 - 12/01/38	719	802
7.00%, 02/01/39	404	456
4.00%, 06/01/40 - 07/01/45	514	523
3.00%, 03/01/32 - 03/01/43	2,600	2,513
4.50%, 11/01/40 - 08/01/48	33,767	34,971
Federal National Mortgage Association
6.50%, 02/01/19	—	—
8.00%, 04/01/30 - 10/01/30	12	13
6.00%, 01/01/24 - 08/01/39	880	963
3.62%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 11/01/35 (a)	14	15
3.96%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 05/01/36 (a)	111	117
4.16%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 05/01/36 - 08/01/36 (a)	220	232
4.07%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 09/01/36 (a)	90	95
5.50%, 09/01/23 - 11/01/39	319	333

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
7.00%, 07/01/32 - 03/01/39	213	238
3.00%, 11/01/42 - 07/01/43	3,165	3,057
3.50%, 03/01/45	25	25
4.50%, 04/01/45 - 05/01/45	5,699	5,964
4.50%, 08/01/35 - 06/01/48	33,830	35,009
4.00%, 08/01/39 - 07/01/48	31,545	32,033
TBA, 4.00%, 10/15/47 (l)	1,000	1,010
5.00%, 10/01/18 - 09/01/48	3,525	3,713
4.50%, 09/01/48 (l)	999	1,043
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	56	61
5.00%, 06/15/40 - 05/15/41	697	740
4.00%, 02/20/41 - 11/20/44	1,967	2,012
4.00%, 11/20/40 - 01/20/46	23,918	24,458
TBA, 4.50%, 10/15/47 (l)	36,000	37,205
4.50%, 05/20/48 - 08/20/48	64,831	67,117
		257,736
Municipal 1.7%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,062
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	982
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (g) (h)	3,130	2,043
State of California
7.95%, 03/01/36	1,290	1,375
7.63%, 03/01/40	2,390	3,480
State of Illinois
5.10%, 06/01/33	2,535	2,433
6.63%, 02/01/35	310	327
7.35%, 07/01/35	610	672
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,774
		16,148
Sovereign 3.7%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	3,705
5.25%, 01/15/28, EUR	360	332
2.26%, 12/31/38, EUR (m)	200	135
6.25%, 11/09/47, EUR	130	114
Dominican Republic Government International Bond
11.38%, 07/06/29, DOP	300	6
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	8
14.50%, 02/10/23, DOP	600	14
8.63%, 04/20/27	216	244
Ecuador Government International Bond
7.88%, 01/23/28 (b)	370	333
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (f)	5,000	4,934
Inter-American Development Bank
7.00%, 06/15/25	1,500	1,808
6.75%, 07/15/27	1,800	2,184
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,112
Mexico Bonos
6.50%, 06/10/21, MXN	5,557	288
8.00%, 12/07/23 - 11/07/47, MXN	2,089	113
Petroleos de Venezuela SA
0.00%, 10/28/22 - 04/12/27 (d) (e) (g) (h)	10,540	1,940
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	295
Republic of Honduras
8.75%, 12/16/20 (b)	370	404
Republic of South Africa
6.25%, 03/31/36, ZAR	3,960	199
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,150
8.00%, 01/31/30, ZAR	2,920	187
8.25%, 03/31/32, ZAR	33	2
9.00%, 01/31/40, ZAR	325	21
8.75%, 01/31/44, ZAR	17,070	1,075
Spain Government Bond
0.35%, 07/30/23, EUR	9,060	10,431
	Shares/Par[1]	Value ($)
Sri Lanka Government International Bond
6.85%, 11/03/25	400	397
Venezuela Government International Bond
0.00%, 12/09/20 (d) (e) (g) (h)	240	62
		36,493
U.S. Government Agency Obligations 1.9%
Federal Home Loan Bank
2.88%, 06/13/25 (n)	6,650	6,508
Federal National Mortgage Association
1.88%, 09/24/26 (f) (n)	8,900	8,052
6.25%, 05/15/29 (n)	2,600	3,268
6.63%, 11/15/30 (n)	900	1,182
		19,010
U.S. Treasury Securities 19.3%
U.S. Treasury Bond
0.00%, 11/15/35 - 08/15/41 (o)	51,970	26,871
3.63%, 02/15/44 (p)	12,820	13,767
3.13%, 08/15/44	6,470	6,386
2.88%, 08/15/45	3,500	3,294
2.88%, 11/15/46 (p)	22,020	20,702
2.75%, 11/15/47	10,150	9,289
3.00%, 11/15/44 - 08/15/48	14,000	13,499
U.S. Treasury Note
1.63%, 07/31/20 (p)	130	127
1.38%, 04/30/21 (p)	30	29
2.13%, 07/31/24 - 09/30/24	58,750	56,066
2.75%, 06/30/25	5,490	5,403
3.00%, 09/30/25	14,500	14,486
2.25%, 02/15/27	20,400	19,208
		189,127
Total Government And Agency Obligations (cost $539,459)		527,425
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (c) (g) (q)	1,000	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.1%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (b) (o)	11,000	605
(Egypt Treasury Bill, 0.00%, 10/09/18, Moody's Rating N/A), EGP (b) (o)	10,640	590
Total Credit Linked Structured Notes (cost $1,212)		1,195
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (d) (e) (g)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (r) (s)	3,185	3,185
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (r) (s)	12,624	12,624
Total Short Term Investments (cost $15,809)		15,809
Total Investments 105.8% (cost $1,051,909)		1,035,221
Total Forward Sales Commitments (2.2)% (proceeds $21,453)		(21,437)
Total Purchased Options 0.0% (cost $800)		387
Other Derivative Instruments (0.1)%		(1,051)
Other Assets and Liabilities, Net (3.5)%		(35,068)
Total Net Assets 100.0%		978,052

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $187,141 and 19.1%, respectively.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) All or portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $39,280.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Mortgage-Backed Securities (2.2%)
Federal National Mortgage Association
TBA, 4.00%, 11/15/44 (a)	(5,000)	(5,044)
TBA, 4.50%, 10/15/47 (a)	(8,000)	(8,256)
	Shares/Par[1]	Value ($)
Government National Mortgage Association
TBA, 4.00%, 10/15/47 (a)	(8,000)	(8,137)
Total Government And Agency Obligations (proceeds $21,453)		(21,437)
Total Forward Sales Commitments (2.2%) (proceeds $21,453)		(21,437)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $21,453.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.42%, 04/20/20	05/28/15	2,229	2,402	0.3
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	05/17/16	42	43	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 3.94%, 07/15/39	12/22/16	95	68	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 3.84%, 05/15/41	07/27/16	107	80	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 3.94%, 11/15/43	07/07/16	94	94	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 3.89%, 03/15/44	02/19/14	107	85	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 3.44%, 05/15/45	07/11/16	152	116	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 3.84%, 05/15/46	09/15/16	594	465	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 3.73%, 02/25/42	05/24/16	124	90	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 3.93%, 07/25/42	09/30/15	91	65	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 4.45%, 07/25/42	07/14/16	92	70	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 4.43%, 10/25/42	10/27/16	409	269	0.1
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 3.88%, 12/25/43	10/02/15	542	452	0.1
Federal National Mortgage Association, Series 2015-PS-28 REMIC - Interest Only, 3.38%, 08/25/44	05/11/17	446	373	0.1
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 4.03%, 01/25/45	01/06/16	107	77	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 3.48%, 11/25/45	06/06/16	49	37	—
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 3.93%, 02/25/46	05/24/16	264	213	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 3.58%, 03/20/40	03/07/16	147	102	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 3.83%, 08/20/40	01/06/16	219	153	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 3.98%, 05/20/41	01/29/16	149	104	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 3.98%, 07/20/43	10/15/15	53	38	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 4.54%, 08/16/43	01/29/16	89	88	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 3.93%, 09/20/43	12/01/15	56	40	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 3.93%, 10/20/43	05/04/16	212	157	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 3.98%, 11/20/43	09/04/14	51	34	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 3.93%, 03/20/44	01/29/16	63	50	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 3.43%, 09/20/44	04/10/13	60	40	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	300	339	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	05/28/15	115	151	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 3.43%, 04/20/45	10/25/16	371	265	—
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 3.43%, 05/20/45	07/27/16	200	164	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	07/31/17	104	141	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 3.54%, 08/20/45	10/07/15	345	212	—
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 3.57%, 08/20/45	07/27/17	87	51	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	201	236	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	252	279	0.1
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 3.55%, 09/20/45	01/15/16	88	53	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 4.03%, 09/20/45	09/01/15	246	147	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 4.08%, 09/20/45	07/07/16	279	210	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 3.53%, 10/20/45	10/29/15	73	40	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 4.03%, 11/20/45	09/24/15	66	55	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 3.48%, 01/20/46	01/29/16	225	162	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 3.48%, 01/20/46	11/27/13	85	58	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	05/20/14	13	16	—
Home Interior Gift Inc.	11/14/13	184	—	—
Impac CMB Trust, Series 2004-2A-10 REMIC, 2.86%, 03/25/35	12/29/15	46	41	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	246	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,208	1,636	0.2
Petroleos de Venezuela SA, 0.00%, 04/12/27	07/31/17	402	304	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	14	21	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/22	07/27/18	8	10	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	05/16/14	12	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	12/29/15	11	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	11	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	24	41	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	33	49	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	152	230	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	10/27/14	142	98	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	25	37	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/05/14	8	5	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	02/12/18	17	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	16	24	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	56	39	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	10/29/15	112	78	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	34	49	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	62	78	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	71	111	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	20	15	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	55	82	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	11/18/15	45	34	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	08/29/14	12	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	09/01/15	321	341	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	10	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	137	231	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/12/18	86	126	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	59	69	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	10/27/16	48	32	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	10/19/15	66	47	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	53	88	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/12/18	19	34	—
Venezuela Government International Bond, 0.00%, 12/09/20	07/27/17	108	62	—
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2A3-AR8 REMIC, 4.39%, 04/25/36	03/25/14	30	30	—
		15,656	12,500	1.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(91)	June 2019		(22,295)	(3)	225
90-Day Eurodollar	(171)	December 2019		(41,469)	(9)	61
90-Day Eurodollar	(375)	December 2020		(90,962)	(14)	179
Euro-Bobl	(70)	December 2018	EUR	(9,215)	(27)	77
Euro-BTP	7	December 2018	EUR	849	(21)	21
Euro-Bund	(90)	December 2018	EUR	(14,404)	(76)	132
Euro-OAT	(25)	December 2018	EUR	(3,813)	(14)	42
Japanese Government Bond, 10-Year	14	December 2018	JPY	2,104,025	(11)	(25)
Short Term Euro-BTP	(14)	December 2018	EUR	(1,529)	(6)	—
U.S. Treasury Long Bond	83	December 2018		11,953	(13)	(291)
U.S. Treasury Note, 10-Year	(145)	December 2018		(17,427)	(5)	204
U.S. Treasury Note, 2-Year	431	December 2018		91,082	20	(255)
U.S. Treasury Note, 5-Year	682	December 2018		76,939	52	(230)
Ultra 10-Year U.S. Treasury Note	(116)	December 2018		(14,844)	—	228
Ultra Long Term U.S. Treasury Bond	154	December 2018		24,336	(58)	(576)
					(185)	(208)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (S)	Receiving	2.50	12/19/23	CAD	19,030	10	84
3M Canada Bankers Acceptance (S)	Receiving	2.54	07/18/48	CAD	3,470	3	145
3M Canada Bankers Acceptance (S)	Paying	2.03	07/18/22	CAD	20,580	(7)	(237)
3M Canada Bankers Acceptance (S)	Paying	2.75	06/21/28	CAD	6,100	(2)	3
3M Canada Bankers Acceptance (S)	Paying	2.75	12/19/28	CAD	7,860	(7)	(76)
3M EURIBOR (A)	Paying	(0.10)	01/16/21	EUR	113,280	28	(106)
3M EURIBOR (A)	Paying	0.24	08/10/21	EUR	171,770	58	(143)
3M LIBOR (S)	Paying	2.75	12/19/23		29,170	16	(149)
3M LIBOR (S)	Paying	2.75	12/21/27		8,370	(3)	(33)
3M LIBOR (S)	Paying	2.75	06/16/37		1,700	(1)	1
3M LIBOR (S)	Paying	3.00	12/15/48		4,160	(1)	—
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	4.00	06/21/28	NZD	14,300	(15)	(67)
3M NIBOR (A)	Paying	1.70	01/16/21	NOK	124,190	—	(11)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.50	09/19/20	ZAR	16,900	—	(2)
3M South African Johannesburg Interbank Rate (Q)	Paying	9.52	09/05/28	ZAR	18,800	2	7
3M STIBOR (Q)	Receiving	0.05	01/16/21	SEK	953,950	(17)	152
3M STIBOR (Q)	Receiving	0.50	12/16/21	SEK	602,600	(29)	(268)
3M STIBOR (Q)	Receiving	0.50	12/19/22	SEK	220,470	(16)	132
3M STIBOR (Q)	Receiving	0.75	12/19/23	SEK	614,220	(68)	450
3M STIBOR (Q)	Receiving	2.00	11/02/27	SEK	67,090	(9)	(68)
3M STIBOR (Q)	Receiving	2.25	12/21/27	SEK	46,510	(7)	(24)
3M STIBOR (Q)	Receiving	1.25	12/19/28	SEK	38,020	(10)	42
6M Australian Bank Bill Short Term Rate (S)	Receiving	2.75	12/19/23	AUD	31,850	(48)	(5)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	12/19/48	JPY	826,200	39	84
6M EURIBOR (S)	Receiving	1.00	12/19/25	EUR	1,180	(3)	6
6M EURIBOR (S)	Receiving	1.50	06/21/28	EUR	2,280	(4)	(3)
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	4,060	(15)	24
6M EURIBOR (S)	Receiving	2.00	06/14/38	EUR	2,120	(4)	(7)
6M EURIBOR (S)	Receiving	1.50	12/19/38	EUR	6,840	(37)	39
6M EURIBOR (S)	Receiving	1.75	06/16/48	EUR	2,510	(3)	(11)
6M EURIBOR (S)	Receiving	1.75	12/19/48	EUR	5,030	(34)	(14)
6M EURIBOR (A)	Paying	0.25	08/24/21	EUR	83,640	30	(108)
6M EURIBOR (A)	Paying	0.35	12/16/21	EUR	75,870	56	286
6M EURIBOR (A)	Paying	0.60	09/28/22	EUR	30,630	31	18
6M EURIBOR (A)	Paying	0.67	08/03/23	EUR	28,400	46	(51)
6M EURIBOR (A)	Paying	0.75	12/19/23	EUR	98,540	190	(365)
6M EURIBOR (A)	Paying	1.20	08/24/25	EUR	15,850	13	(39)
6M GBP LIBOR (S)	Receiving	1.25	12/19/20	GBP	21,100	(5)	16
6M GBP LIBOR (S)	Receiving	1.50	12/19/23	GBP	22,450	(11)	107
6M GBP LIBOR (S)	Receiving	1.90	08/03/28	GBP	6,770	(8)	3
6M GBP LIBOR (S)	Receiving	1.75	12/19/28	GBP	2,970	(5)	31
6M GBP LIBOR (S)	Receiving	1.75	12/14/37	GBP	11,690	(21)	140
6M GBP LIBOR (S)	Paying	1.75	06/14/38	GBP	670	1	4
6M GBP LIBOR (S)	Paying	1.50	06/16/48	GBP	1,850	3	10
6M NIBOR (A)	Paying	1.60	12/19/20	NOK	193,350	—	3
6M Swiss Franc LIBOR (S)	Receiving	1.00	12/21/27	CHF	80	—	1
6M Swiss Franc LIBOR (A)	Paying	1.00	06/21/28	CHF	6,250	6	(15)
6M Swiss Franc LIBOR (A)	Paying	1.05	08/07/28	CHF	10,680	9	(8)
6M WIBOR (S)	Receiving	2.55	03/21/23	PLN	32,000	(7)	(64)
Korean Won 3M Certificate of Deposit (Q)	Receiving	2.37	08/07/28	KRW	8,095,710	(2)	19
Mexican Interbank Rate (M)	Paying	7.60	06/17/20	MXN	46,925	—	(12)
Sterling Overnight Index Average Rate (A)	Receiving	1.10	08/01/23	GBP	19,360	(14)	138
						128	59

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
iTraxx Europe Series 29 (Q)	1.00	06/20/23	14,390	(323)	8	(34)
iTraxx Europe Series 30 (Q)	1.00	12/20/23	2,750	(53)	(2)	(2)
				(376)	6	(36)
Credit default swap agreements - sell protection[4]
CDX.NA.IG.30 (Q)	1.00	06/20/23	(12,750)	254	—	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.IG.31 (Q)	1.00	12/20/23	(3,400)	63	(2)	(2)
				317	(2)	8

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 05/07/22	CIT	Call	2.35	05/05/20	12,300,000	23
3M LIBOR, 04/16/22	CIT	Call	2.25	04/14/20	13,200,000	20
3M LIBOR, 08/11/22	JPM	Call	2.30	08/07/20	10,500,000	23
3M LIBOR, 08/10/22	JPM	Call	2.27	08/06/20	20,000,000	42
3M LIBOR, 05/06/22	MSC	Call	2.45	05/01/20	16,400,000	35
3M LIBOR, 04/29/22	MSC	Call	2.45	04/27/20	13,700,000	29
3M LIBOR, 03/06/29	BOA	Put	2.75	03/04/19	3,400,000	10
3M LIBOR, 02/14/29	CIT	Put	2.75	02/12/19	3,400,000	123
3M LIBOR, 02/15/29	CIT	Put	2.75	02/13/19	6,300,000	16
3M LIBOR, 03/30/22	CIT	Put	2.45	03/26/20	13,700,000	26
3M LIBOR, 01/29/29	CIT	Put	2.40	01/25/19	6,300,000	3
3M LIBOR, 01/25/29	CIT	Put	2.45	01/23/19	9,900,000	5
3M LIBOR, 03/08/29	JPM	Put	2.75	03/06/19	3,200,000	10
3M LIBOR, 04/01/22	JPM	Put	2.35	03/30/20	13,200,000	22
						387

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 04/16/30	CIT	Call	2.32	04/14/20	2,900,000	(18)
3M LIBOR, 05/07/30	CIT	Call	2.38	05/05/20	2,700,000	(20)
3M LIBOR, 08/10/30	JPM	Call	2.38	08/06/20	4,400,000	(40)
3M LIBOR, 08/11/30	JPM	Call	2.42	08/07/20	2,300,000	(22)
3M LIBOR, 04/29/30	MSC	Call	2.50	04/27/20	3,000,000	(27)
3M LIBOR, 05/06/30	MSC	Call	2.49	05/01/20	3,600,000	(32)
3M LIBOR, 03/06/49	BOA	Put	2.80	03/04/19	1,500,000	(11)
3M LIBOR, 01/25/49	CIT	Put	2.50	01/23/19	4,400,000	(5)
3M LIBOR, 01/29/49	CIT	Put	2.45	01/25/19	2,800,000	(3)
3M LIBOR, 02/14/49	CIT	Put	2.79	02/12/19	1,500,000	(9)
3M LIBOR, 02/15/49	CIT	Put	2.80	02/13/19	2,800,000	(18)
3M LIBOR, 03/30/30	CIT	Put	2.53	03/26/20	3,000,000	(27)
3M LIBOR, 03/08/49	JPM	Put	2.79	03/06/19	1,400,000	(10)
3M LIBOR, 04/01/30	JPM	Put	2.45	03/30/20	2,900,000	(22)
						(264)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	10/04/18	ARS	1,458	35	—
ARS/USD	MSC	10/10/18	ARS	60,014	1,438	(598)
ARS/USD	MSC	10/17/18	ARS	63,868	1,515	(256)
ARS/USD	MSC	10/30/18	ARS	15,234	355	(22)
AUD/USD	MSC	12/19/18	AUD	876	634	(2)
AUD/USD	MSC	12/19/18	AUD	15,723	11,372	55
AUD/EUR	MSC	12/19/18	EUR	(3,290)	(3,845)	30
AUD/NZD	MSC	12/19/18	NZD	(389)	(258)	(1)
AUD/NZD	MSC	12/19/18	NZD	(496)	(329)	—
BRL/USD	MSC	10/02/18	BRL	3,481	862	(10)
CAD/USD	MSC	12/19/18	CAD	4,422	3,429	47
CAD/EUR	MSC	12/19/18	EUR	(545)	(637)	6
CAD/NOK	MSC	12/19/18	NOK	(10,264)	(1,265)	15
CAD/NZD	MSC	12/19/18	NZD	(1,962)	(1,301)	(8)
CHF/USD	MSC	12/19/18	CHF	618	634	(3)
CHF/EUR	MSC	12/19/18	EUR	(3,265)	(3,816)	(20)
CHF/NOK	MSC	12/19/18	NOK	(10,466)	(1,291)	(25)
CLP/USD	MSC	10/05/18	CLP	403,070	613	(13)
CLP/USD	MSC	10/10/18	CLP	880,845	1,340	59
CLP/USD	MSC	10/22/18	CLP	779,646	1,186	19
CNH/USD	MSC	12/19/18	CNH	4,377	634	(1)
CNH/USD	MSC	12/19/18	CNH	1,896	275	—
COP/USD	MSC	10/22/18	COP	9,057,061	3,057	57
CZK/USD	MSC	12/19/18	CZK	14,696	665	2
EUR/CHF	MSC	12/19/18	CHF	(4,197)	(4,309)	65
EUR/CZK	MSC	12/19/18	CZK	(14,177)	(642)	2
EUR/USD	MSC	12/19/18	EUR	4,883	5,707	(35)
EUR/USD	MSC	12/19/18	EUR	2,180	2,548	4
EUR/GBP	MSC	12/19/18	GBP	(1,959)	(2,563)	(12)
EUR/GBP	MSC	12/19/18	GBP	(2,542)	(3,328)	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/HUF	MSC	12/19/18	HUF	(531,956)	(1,923)	(7)
EUR/JPY	MSC	12/19/18	JPY	(77,386)	(686)	(2)
EUR/JPY	MSC	12/19/18	JPY	(214,524)	(1,901)	20
EUR/NOK	MSC	12/19/18	NOK	(40,021)	(4,935)	(54)
EUR/PLN	MSC	12/19/18	PLN	(1,489)	(405)	1
EUR/SEK	MSC	12/19/18	SEK	(58,421)	(6,621)	(74)
EUR/SEK	MSC	12/19/18	SEK	(21,552)	(2,442)	4
GBP/EUR	MSC	12/19/18	EUR	(1,082)	(1,265)	10
GBP/USD	MSC	11/01/18	GBP	1,573	2,054	43
GBP/USD	MSC	12/19/18	GBP	4,871	6,374	(46)
HUF/EUR	MSC	12/19/18	EUR	(4,596)	(5,372)	83
IDR/USD	MSC	10/29/18	IDR	42,108,735	2,817	5
INR/USD	MSC	10/12/18	INR	97,176	1,338	(7)
JPY/EUR	MSC	12/19/18	EUR	(2,183)	(2,551)	(13)
JPY/EUR	MSC	12/19/18	EUR	(2,163)	(2,527)	5
JPY/USD	MSC	12/19/18	JPY	508,698	4,507	(57)
KRW/USD	MSC	10/17/18	KRW	4,363,586	3,935	48
MXN/USD	MSC	12/19/18	MXN	24,228	1,279	31
NOK/CAD	MSC	12/19/18	CAD	(558)	(433)	—
NOK/CHF	MSC	12/19/18	CHF	(1,237)	(1,270)	54
NOK/EUR	MSC	12/19/18	EUR	(7,190)	(8,407)	182
NOK/USD	MSC	12/19/18	NOK	5,323	656	16
NOK/SEK	MSC	12/19/18	SEK	(11,556)	(1,310)	21
NZD/AUD	MSC	12/19/18	AUD	(454)	(328)	3
NZD/USD	MSC	12/19/18	NZD	4,797	3,181	(15)
NZD/USD	MSC	12/19/18	NZD	14,113	9,359	58
PLN/EUR	MSC	12/19/18	EUR	(2,100)	(2,455)	13
PLN/USD	MSC	12/19/18	PLN	880	239	1
RUB/USD	MSC	11/21/18	RUB	236,720	3,594	127
SEK/EUR	MSC	12/19/18	EUR	(14,224)	(16,627)	227
SEK/USD	MSC	12/19/18	SEK	5,748	651	11
SGD/USD	MSC	12/19/18	SGD	870	637	—
TRY/USD	MSC	12/19/18	TRY	9,976	1,571	38
TWD/USD	MSC	10/11/18	TWD	19,392	636	(1)
TWD/USD	MSC	10/11/18	TWD	143,544	4,704	4
TWD/USD	MSC	12/14/18	TWD	19,585	645	5
USD/ARS	MSC	10/04/18	ARS	(1,406)	(34)	1
USD/ARS	MSC	10/09/18	ARS	(27,665)	(664)	14
USD/ARS	MSC	10/17/18	ARS	(16,115)	(382)	28
USD/ARS	MSC	10/30/18	ARS	(8,869)	(207)	59
USD/AUD	MSC	12/19/18	AUD	(5,351)	(3,869)	(59)
USD/AUD	MSC	12/19/18	AUD	(2,150)	(1,556)	10
USD/BRL	MSC	10/02/18	BRL	(3,482)	(862)	(21)
USD/BRL	MSC	11/05/18	BRL	(2,588)	(639)	(2)
USD/BRL	MSC	11/05/18	BRL	(3,481)	(860)	10
USD/CAD	MSC	12/19/18	CAD	(10,227)	(7,931)	(157)
USD/CLP	MSC	10/05/18	CLP	(860,072)	(1,307)	(55)
USD/CLP	MSC	10/05/18	CLP	(577,541)	(878)	23
USD/CLP	MSC	10/10/18	CLP	(437,878)	(666)	(27)
USD/CLP	MSC	10/22/18	CLP	(432,519)	(658)	(21)
USD/CNH	MSC	12/19/18	CNH	(59,791)	(8,660)	36
USD/COP	MSC	10/22/18	COP	(1,929,602)	(651)	(13)
USD/EUR	MSC	11/21/18	EUR	(15,637)	(18,228)	123
USD/EUR	MSC	12/19/18	EUR	(1,090)	(1,274)	(4)
USD/EUR	MSC	12/19/18	EUR	(13,548)	(15,835)	125
USD/GBP	MSC	11/01/18	GBP	(14,093)	(18,394)	(378)
USD/GBP	MSC	11/01/18	GBP	(2,904)	(3,790)	27
USD/GBP	MSC	12/19/18	GBP	(2,449)	(3,202)	23
USD/INR	MSC	10/12/18	INR	(98,340)	(1,354)	(6)
USD/JPY	MSC	12/19/18	JPY	(418,329)	(3,707)	52
USD/KRW	MSC	10/17/18	KRW	(4,275,593)	(3,855)	(34)
USD/KRW	MSC	10/29/18	KRW	(405,482)	(366)	(3)
USD/MXN	MSC	11/16/18	MXN	(19,676)	(1,044)	(12)
USD/MXN	MSC	12/19/18	MXN	(27,743)	(1,465)	(13)
USD/NOK	MSC	12/19/18	NOK	(17,251)	(2,126)	(26)
USD/NOK	MSC	12/19/18	NOK	(4,358)	(537)	1
USD/NZD	MSC	12/19/18	NZD	(3,945)	(2,616)	(37)
USD/NZD	MSC	12/19/18	NZD	(3,319)	(2,202)	17
USD/PLN	MSC	12/19/18	PLN	(2,346)	(638)	(1)
USD/RUB	MSC	11/21/18	RUB	(304,156)	(4,620)	(143)
USD/SEK	MSC	12/19/18	SEK	(3,707)	(420)	(7)
USD/SEK	MSC	12/19/18	SEK	(9,043)	(1,025)	3
USD/SGD	MSC	12/19/18	SGD	(2,659)	(1,948)	(10)
USD/TRY	MSC	12/19/18	TRY	(5,854)	(921)	(29)
USD/TWD	MSC	10/11/18	TWD	(90,783)	(2,975)	(18)
USD/TWD	MSC	10/11/18	TWD	(157,650)	(5,166)	30
USD/ZAR	MSC	10/24/18	ZAR	(50,746)	(3,578)	164
USD/ZAR	MSC	12/19/18	ZAR	(4,299)	(301)	(15)
ZAR/USD	MSC	12/19/18	ZAR	7,546	528	17
					(131,449)	(235)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	920	(4)	(6)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	470	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	140	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	390	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	320	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	630	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	400	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	730	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	760	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	230	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	460	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	80	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	430	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	190	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	400	(3)	(5)	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	870	(6)	(6)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	420	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	200	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,030	(20)	—	(20)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	280	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	320	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	700	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	330	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(2)	(4)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	330	(2)	(5)	3
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	180	(1)	(2)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	210	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	180	(1)	(1)	—
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	1,600	(28)	9	(37)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	320	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	3,500	(61)	29	(90)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,850	(32)	8	(40)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	100	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,230	(38)	20	(58)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	360	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	160	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	270	(5)	3	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	950	(19)	11	(30)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	06/20/21	720	(14)	7	(21)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	320	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,500	(29)	8	(37)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	440	(8)	1	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	680	(13)	7	(20)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	370	(7)	4	(11)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	820	(16)	9	(25)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	340	(7)	1	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	590	(12)	1	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,070	(20)	—	(20)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	500	(10)	5	(15)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	770	(15)	9	(24)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	220	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	540	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	12/20/21	500	(11)	(2)	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	180	(4)	(3)	(1)
					38,050	(499)	64	(563)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Ireland 0.1%
Oilflow SPV 1 DAC
12.00%, 01/13/22	310	319
Total Non-U.S. Government Agency Asset-Backed Securities (cost $326)		319
CORPORATE BONDS AND NOTES 23.8%
Argentina 1.0%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	810	809
Banco Macro SA
17.50%, 05/08/22, ARS (a)	16,330	196
Cablevision SA
6.50%, 06/15/21	1,320	1,300
6.50%, 06/15/21 (a)	300	296
IRSA Propiedades Comerciales SA
8.75%, 03/23/23	40	40
Tecpetrol SA
4.88%, 12/12/22	382	349
		2,990
Brazil 0.8%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (b)	1,190	907
Embraer Netherlands Finance BV
5.05%, 06/15/25	131	131
5.40%, 02/01/27	20	20
Petrobras Global Finance BV
6.13%, 01/17/22 (c)	143	148
5.30%, 01/27/25	499	467
6.00%, 01/27/28	356	328
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	300	206
		2,207
Canada 0.1%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (a)	330	316
Chile 0.5%
Inversiones CMPC SA
4.38%, 05/15/23	200	200
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a)	230	236
3.63%, 04/03/23	990	965
		1,401
China 0.9%
21Vianet Group Inc.
7.00%, 08/17/20	620	606
China Evergrande Group
8.25%, 03/23/22	220	218
4.25%, 02/14/23, HKD (h)	2,000	229
Huarong Finance Co. Ltd.
4.50%, (callable at 100 beginning 01/24/22) (b)	400	384
Huarong Finance II Co. Ltd.
5.50%, 01/16/25	200	203
5.00%, 11/19/25	200	197
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	164
9.38%, 06/30/24	520	400
Sino-Ocean Land Treasure III Ltd.
4.90%, (callable at 100 begininng 09/21/22) (b)	200	167
		2,568
Colombia 0.5%
Banco de Bogota SA
6.25%, 05/12/26 (a)	850	883
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (b)	210	217
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	270	274
		1,374
	Shares/Par[1]	Value ($)
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,290	1,331
France 0.1%
CMA CGM SA
5.25%, 01/15/25, EUR (a)	180	185
Ghana 0.1%
Tullow Oil Plc
7.00%, 03/01/25	270	264
Guatemala 1.0%
Agromercantil Senior Trust
6.25%, 04/10/19	100	101
6.25%, 04/10/19 (a)	660	667
Central American Bottling Corp.
5.75%, 01/31/27 (a)	680	676
Comcel Trust
6.88%, 02/06/24 (a)	330	337
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	310	317
Energuate Trust
5.88%, 05/03/27 (a)	760	720
		2,818
Hong Kong 0.2%
New Cotai LLC
10.63%, 05/01/19 (a) (c) (i)	466	456
India 1.8%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	240	241
5.45%, 01/24/28	200	181
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (h)	500	522
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27	210	185
4.25%, 10/27/27 (a)	200	176
Greenko Dutch BV
5.25%, 07/24/24 (a)	330	307
Greenko Investment Co.
4.88%, 08/16/23	600	547
4.88%, 08/16/23 (a)	200	183
Hindustan Petroleum Corp. Ltd.
4.00%, 07/12/27	200	181
HPCL-Mittal Energy Ltd.
5.25%, 04/28/27	280	254
Neerg Energy Ltd.
6.00%, 02/13/22	400	384
6.00%, 02/13/22 (a)	400	386
NTPC Ltd.
2.75%, 02/01/27, EUR	100	115
Reliance Industries Ltd.
3.67%, 11/30/27	250	229
3.67%, 11/30/27 (a)	910	835
Rolta Americas LLC
0.00%, 07/24/19 (d) (e) (f) (g)	420	74
UPL Corp. Ltd.
4.50%, 03/08/28	210	191
		4,991
Indonesia 0.6%
Innovate Capital Pte Ltd.
6.00%, 12/11/24 (h) (i)	487	324
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25	200	189
Minejesa Capital BV
4.63%, 08/10/30	720	660
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33 (a)	560	531
		1,704
Italy 0.5%
Wind Tre SpA
2.63%, 01/20/23, EUR	200	219
2.63%, 01/20/23, EUR (a)	500	547
5.00%, 01/20/26 (a)	680	584
		1,350

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Jamaica 0.5%
Digicel Group Ltd.
8.25%, 09/30/20 (a)	300	228
Digicel Ltd.
6.00%, 04/15/21 (c)	380	351
6.75%, 03/01/23 (a) (c)	910	763
		1,342
Japan 0.2%
SoftBank Group Corp.
6.00%, (callable at 100 begininng 07/19/23) (b)	800	736
Luxembourg 0.8%
Altice Financing SA
6.63%, 02/15/23 (c)	320	322
7.50%, 05/15/26	600	579
7.50%, 05/15/26 (a)	620	605
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	760	779
		2,285
Malaysia 0.4%
Gohl Capital Ltd.
4.25%, 01/24/27	1,090	1,038
Mexico 1.7%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	466
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (a) (b)	410	414
Banco Santander SA
5.95%, 10/01/28 (a)	460	467
BBVA Bancomer SA
5.13%, 01/18/33 (a)	500	455
Becle SAB de CV
3.75%, 05/13/25	190	182
Fresnillo Plc
5.50%, 11/13/23	202	208
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	928
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (a) (c)	500	497
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	393
Unifin Financiera SAB de CV SOFOM ENR
7.38%, 02/12/26	220	209
7.38%, 02/12/26 (a)	720	687
		4,906
Mongolia 0.3%
Energy Resources LLC
0.00%, (callable at 100 beginning 04/01/19) (b) (i)	546	281
8.00%, 09/30/22 (c) (j)	611	585
		866
Netherlands 0.5%
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	990	930
2.80%, 07/21/23	710	632
		1,562
Nigeria 0.3%
Zenith Bank Plc
7.38%, 05/30/22	850	858
Norway 0.2%
DNO ASA
8.75%, 05/31/23 (a)	600	605
Paraguay 0.4%
Banco Regional SAECA
8.13%, 01/24/19 (a)	1,210	1,212
Peru 3.0%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,933	2,140
Banco de Credito del Peru
4.85%, 10/30/20, PEN (a)	5,525	1,672
	Shares/Par[1]	Value ($)
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23 (a)	570	545
Corp. Lindley SA
6.75%, 11/23/21 (c)	1,756	1,879
Hunt Oil Co.
6.38%, 06/01/28 (a)	590	606
Inretail Pharma SA
5.38%, 05/02/23 (a)	710	717
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (k)	1,007	871
		8,430
Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (f) (g)	510	550
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	260	316
Russian Federation 1.3%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (j)	1,460	1,157
Lukoil International Finance BV
4.56%, 04/24/23	510	507
Phosagro OAO via Phosagro Bond Funding Ltd.
3.95%, 11/03/21 (a)	810	784
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (j)	1,270	1,262
		3,710
Singapore 0.1%
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25 (a)	200	190
South Africa 1.6%
Eskom Holdings SOC Ltd.
0.00%, 12/31/18, ZAR (k)	2,450	168
6.75%, 08/06/23	240	230
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (a)	1,470	1,479
MTN Mauritius Investment Ltd.
5.37%, 02/13/22	220	213
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a) (c)	370	363
Sasol Financing USA LLC
5.88%, 03/27/24	960	977
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,074
		4,504
Switzerland 0.4%
Syngenta Finance NV
1.25%, 09/10/27, EUR	200	203
5.18%, 04/24/28 (a)	840	803
5.68%, 04/24/48 (a)	250	221
		1,227
Turkey 1.5%
Akbank T.A.S.
7.20%, 03/16/27	220	184
6.80%, 04/27/28	340	266
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	965
Coca-Cola Icecek A/S
4.22%, 09/19/24 (c)	1,030	967
4.22%, 09/19/24 (a)	400	376
Global Liman Isletmeleri
8.13%, 11/14/21	200	187
8.13%, 11/14/21 (a)	760	707
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28	200	174
Yapi ve Kredi Bankasi A/S
5.13%, 10/22/19	200	192
6.10%, 03/16/23	210	186
		4,204
Ukraine 0.4%
Metinvest BV
7.75%, 04/23/23 (a)	925	888

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
MHP SA
7.75%, 05/10/24 (a)	200	200
		1,088
United Arab Emirates 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)	800	779
DP World Ltd.
5.63%, 09/25/48 (a) (c)	270	268
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	440	485
		1,532
United Kingdom 0.2%
Standard Chartered Plc
7.50%, 08/18/32, IDR (a)	1,946,000	122
Tullow Oil Plc
6.25%, 04/15/22 (a)	350	351
		473
United States of America 0.5%
JPMorgan Chase Bank NA
7.50%, 08/19/32, IDR (a)	11,028,000	684
Kosmos Energy Ltd.
7.88%, 08/01/21	470	478
7.88%, 08/01/21 (a)	200	203
		1,365
Zambia 0.1%
First Quantum Minerals Ltd.
7.50%, 04/01/25	210	198
Total Corporate Bonds And Notes (cost $70,258)		67,152
GOVERNMENT AND AGENCY OBLIGATIONS 53.0%
Argentina 2.7%
Argentina Bonar Bond
35.56%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (j)	17,970	448
35.76%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (j)	2,475	62
27.95%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (j)	3,705	94
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (l)	375	14
Argentina Government International Bond
7.82%, 12/31/33, EUR	96	107
2.26%, 12/31/38, EUR (m)	420	290
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (l)	2,500	71
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (j)	40,190	1,170
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	11,210	338
4.50%, 06/21/19 - 02/13/20	725	696
3.38%, 01/15/23, EUR	710	703
5.00%, 01/15/27, EUR	750	696
5.88%, 01/11/28 (c)	880	700
5.25%, 01/15/28, EUR	760	702
2.50%, 12/31/38 (c) (m)	120	71
6.25%, 11/09/47, EUR	100	88
6.88%, 01/11/48 (c)	740	572
City of Buenos Aires, Argentina
38.69%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (j)	19,130	381
Province of Santa Fe
7.00%, 03/23/23	180	159
Provincia de Buenos Aires
36.25%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (j)	7,680	171
		7,533
Brazil 3.4%
Brazil Government International Bond
10.00%, 01/01/29, BRL	2,473	552
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	1,039	817
	Shares/Par[1]	Value ($)
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	34,984	8,289
		9,658
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	200
Chile 2.9%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	465,077	758
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 02/28/21 - 03/01/26, CLP	940,000	1,433
5.00%, 03/01/35, CLP	1,320,000	2,006
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	2,881
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,175
		8,253
Colombia 5.9%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	401
4.38%, 03/21/23, COP	1,858,000	593
6.25%, 11/26/25, COP	3,535,200	1,172
Colombia TES
11.25%, 10/24/18, COP	242,300	82
10.00%, 07/24/24, COP	8,768,400	3,485
7.50%, 08/26/26, COP	2,898,600	1,026
6.00%, 04/28/28, COP	5,229,800	1,655
7.00%, 05/04/22 - 06/30/32, COP	16,754,500	5,734
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	6,956,041	2,432
3.30%, 03/17/27, COP (n)	511,474	174
		16,754
Czech Republic 2.1%
Czech Republic Government Bond
2.40%, 09/17/25, CZK	19,930	916
1.00%, 06/26/26, CZK	18,150	753
0.25%, 02/10/27, CZK	47,570	1,840
2.50%, 08/25/28, CZK	37,200	1,724
4.20%, 12/04/36, CZK	12,140	656
		5,889
Dominican Republic 0.9%
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	44
Dominican Republic Government International Bond
10.50%, 04/07/23, DOP	2,700	55
11.38%, 07/06/29, DOP	3,000	64
12.00%, 03/05/32, DOP	58,600	1,285
Dominican Republic International Bond
8.90%, 02/15/23, DOP (a)	25,850	514
11.50%, 05/10/24, DOP	22,700	479
18.50%, 02/04/28, DOP (a)	4,900	135
		2,576
Hungary 2.4%
Hungary Government Bond
2.50%, 10/27/21, HUF	231,630	849
3.00%, 06/26/24, HUF	896,050	3,250
5.50%, 06/24/25, HUF	610,020	2,512
2.75%, 12/22/26, HUF	55,360	189
3.00%, 10/27/27, HUF	31,860	109
		6,909
Indonesia 1.9%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,212
7.00%, 05/15/27, IDR	7,241,000	449
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,315
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,414
		5,390

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Malaysia 4.2%
Malaysia Government Bond
3.76%, 03/15/19, MYR	2,020	489
5.73%, 07/30/19, MYR	9,920	2,444
4.38%, 11/29/19, MYR	13,820	3,375
3.89%, 07/31/20, MYR	1,050	255
4.05%, 09/30/21, MYR	1,630	398
4.23%, 06/30/31, MYR	2,690	634
4.74%, 03/15/46, MYR	1,810	426
Malaysia Government Investment Issue
3.40%, 11/30/18, MYR	2,310	558
3.56%, 04/30/19, MYR	6,340	1,534
3.74%, 08/26/21, MYR	2,840	687
3.99%, 10/15/25, MYR	180	43
4.07%, 09/30/26, MYR	510	122
4.25%, 09/30/30, MYR	1,890	444
4.72%, 06/15/33, MYR	640	157
4.79%, 10/31/35, MYR	1,200	290
		11,856
Mexico 2.6%
Mexico Bonos
6.50%, 06/09/22, MXN	97,330	4,991
8.00%, 12/07/23, MXN	12,820	692
10.00%, 12/05/24, MXN	7,718	457
7.75%, 05/29/31, MXN	21,202	1,109
		7,249
Nigeria 0.1%
Africa Finance Corp.
3.88%, 04/13/24 (a)	300	286
Peru 2.1%
Peru Government International Bond
6.35%, 08/12/28, PEN (a)	4,398	1,405
6.95%, 08/12/31, PEN	938	310
6.15%, 08/12/32, PEN (a)	6,320	1,949
6.90%, 08/12/37, PEN	2,245	724
6.85%, 02/12/42, PEN	4,205	1,342
6.71%, 02/12/55, PEN	718	226
		5,956
Puerto Rico 0.4%
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (f) (g)	1,650	1,057
Russian Federation 5.4%
Russia Federal Bond
7.40%, 12/07/22, RUB	5,540	83
6.50%, 02/28/24, RUB	259,570	3,681
7.10%, 10/16/24, RUB	108,180	1,566
7.75%, 09/16/26, RUB	147,070	2,156
8.50%, 09/17/31, RUB	305,930	4,667
7.70%, 03/23/33, RUB	4,010	57
Russia Government Bond
6.90%, 05/23/29, RUB	189,180	2,575
7.25%, 05/10/34, RUB	38,430	525
		15,310
South Africa 5.8%
Republic of South Africa
10.50%, 12/21/26, ZAR	10,860	834
South Africa Government Bond
8.25%, 03/31/32, ZAR	16,947	1,076
8.88%, 02/28/35, ZAR	73,680	4,843
8.50%, 01/31/37, ZAR	103,945	6,528
9.00%, 01/31/40, ZAR	48,865	3,177
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	85
		16,544
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a)	200	195
Thailand 5.2%
Thailand Government Bond
3.65%, 12/17/21 - 06/20/31, THB	215,110	7,031
1.88%, 06/17/22, THB	44,260	1,352
3.85%, 12/12/25, THB	26,500	888
	Shares/Par[1]	Value ($)
2.13%, 12/17/26, THB	24,380	725
3.58%, 12/17/27, THB	27,180	894
3.78%, 06/25/32, THB	40,540	1,341
3.40%, 06/17/36, THB	35,720	1,127
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (n)	42,069	1,227
		14,585
Turkey 3.9%
Turkey Government Bond
10.40%, 03/27/19, TRY	6,600	1,021
9.40%, 07/08/20, TRY	1,750	230
10.70%, 02/17/21 - 08/17/22, TRY	17,980	2,213
9.20%, 09/22/21, TRY	1,360	166
11.00%, 03/02/22 - 02/24/27, TRY	9,640	1,159
12.20%, 01/18/23, TRY	21,200	2,616
16.20%, 06/14/23, TRY	2,370	341
4.25%, 04/14/26 (c)	280	234
10.50%, 08/11/27, TRY	3,010	342
12.40%, 03/08/28, TRY	2,390	308
Turkey Government International Bond
4.88%, 10/09/26	920	788
6.00%, 03/25/27	580	528
6.13%, 10/24/28	1,300	1,172
		11,118
Uruguay 0.2%
Uruguay Government International Bond
8.50%, 03/15/28, UYU (a)	9,550	250
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (n)	10,177	333
		583
Venezuela 0.7%
Petroleos de Venezuela SA
0.00%, 10/28/22 (d) (e) (f) (g)	10,570	1,889
Total Government And Agency Obligations (cost $176,095)		149,790
CREDIT LINKED STRUCTURED NOTES 7.6%
Colombia 0.2%
Citigroup Funding Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	649
Egypt 0.7%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (a) (k)	12,000	660
(Egypt Treasury Bill, 0.00%, 10/09/18, Moody's Rating N/A), EGP (a) (k)	13,950	773
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 11/27/18, Moody's Rating N/A), EGP (a) (k)	9,500	515
		1,948
Indonesia 6.7%
Deutsche Bank AG
(Indonesia Government, 8.25%, 05/15/36, Moody's Rating N/A), IDR (a)	2,000,000	131
(Indonesia Government, 7.50%, 08/15/32, Moody's rating N/A), IDR (a)	59,000,000	3,662
JPMorgan Chase & Co.
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR (a)	55,759,000	3,908
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	13,137,000	891
(Indonesia Government, 8.25%, 05/15/29, Moody's rating N/A), IDR (f) (g) (o)	14,740,000	988
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	61,400,000	4,266
Standard Chartered Plc
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (a)	10,711,000	758
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	62,542,000	4,306
		18,910
Total Credit Linked Structured Notes (cost $25,158)		21,507

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (d)	1,247	26
United States of America 0.0%
New Cotai LLC (d) (f) (g) (p)	—	—
Total Common Stocks (cost $41)		26
SHORT TERM INVESTMENTS 13.6%
Commercial Paper 0.6%
HP Inc.
2.62%, 10/15/18 (a) (q)	1,124	1,123
2.61%, 10/22/18 (a) (q)	448	447
		1,570
Investment Companies 10.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (r) (s)	29,168	29,168
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (r) (s)	5,407	5,407
Treasury Securities 0.8%
Argentina Treasury Bill
5.20%, 07/26/19 (q)	2,362	2,231
Total Short Term Investments (cost $38,407)		38,376
Total Investments 98.1% (cost $310,285)		277,170
Other Derivative Instruments 0.1%		264
Other Assets and Liabilities, Net 1.8%		4,977
Total Net Assets 100.0%		282,411

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $59,028 and 20.9%, respectively.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) All or portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Convertible security.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) The coupon rate represents the yield to maturity.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Funding Inc. - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,036	649	0.3
JPMorgan Chase & Co. - Indonesia Government, 8.25%, 05/15/29, Moody's rating N/A	09/26/18	987	988	0.4
New Cotai LLC	04/18/13	—	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,701	1,889	0.7
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	6	8	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/22	07/27/18	2	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	9	5	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	11/15/17	41	25	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	6	8	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	5	8	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	19	29	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	60	90	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/19/14	283	198	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	17	25	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	12/30/16	2	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	3	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	02/12/18	35	37	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	36	45	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/17	30	22	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	4	5	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	11	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	40	62	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	49	37	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	33	49	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	4	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	7	5	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	45	27	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	8	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/14/18	43	63	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	47	76	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	15	17	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/08/14	29	20	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	02/19/14	55	64	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	20	15	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	19	29	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/16/18	35	50	—
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	570	550	0.2
Rolta Americas LLC, 0.00%, 07/24/19	07/19/17	72	74	—
Samarco Mineracao SA, 0.00%, 11/01/22	02/16/17	211	206	0.1
		7,595	5,413	1.9

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(23)	June 2019		(5,635)	(1)	57
90-Day Eurodollar	(42)	December 2019		(10,185)	(2)	15
90-Day Eurodollar	(102)	December 2020		(24,742)	(4)	49
Euro-Bobl	(6)	December 2018	EUR	(790)	(2)	7
Euro-Bund	(4)	December 2018	EUR	(637)	(3)	2
U.S. Treasury Long Bond	3	December 2018		431	(1)	(10)
U.S. Treasury Note, 10-Year	(71)	December 2018		(8,521)	(2)	87
U.S. Treasury Note, 2-Year	(2)	December 2018		(422)	—	1
U.S. Treasury Note, 5-Year	156	December 2018		17,589	11	(43)
Ultra 10-Year U.S. Treasury Note	(13)	December 2018		(1,663)	—	25
Ultra Long Term U.S. Treasury Bond	12	December 2018		1,864	(5)	(13)
					(9)	177

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	3.00	09/20/28		4,140	(2)	(14)
6M BUBOR (A)	Paying	0.60	09/19/20	HUF	2,875,085	4	(70)
6M BUBOR (A)	Paying	1.44	09/19/20	HUF	1,028,690	1	6
6M EURIBOR (S)	Receiving	0.75	12/19/23	EUR	70	—	—
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	360	(1)	—
6M PRIBOR (S)	Receiving	2.50	03/20/21	CZK	288,280	—	(7)
6M WIBOR (S)	Receiving	2.96	12/22/27	PLN	1,540	(1)	(1)
6M WIBOR (S)	Receiving	2.96	12/27/27	PLN	3,060	(1)	(1)
6M WIBOR (A)	Paying	2.00	09/19/20	PLN	112,075	5	16
7-Day China Fixing Repo Rate (Q)	Paying	0.44	09/19/20	CNY	76,400	6	(5)
7-Day China Fixing Repo Rate (Q)	Paying	3.00	12/19/20	CNY	25,970	2	(3)
Brazil Interbank Deposit Rate (M)	Receiving	7.90	01/02/20	BRL	11,125	1	9
Brazil Interbank Deposit Rate (M)	Receiving	9.50	01/02/23	BRL	1,850	2	14
Brazil Interbank Deposit Rate (M)	Receiving	9.80	01/02/25	BRL	3,825	5	48
Brazil Interbank Deposit Rate (M)	Paying	6.90	01/02/19	BRL	19,200	—	21
Brazil Interbank Deposit Rate (M)	Paying	7.50	01/02/20	BRL	15,214	(2)	(38)
Brazil Interbank Deposit Rate (M)	Paying	8.05	01/02/20	BRL	5,340	(1)	3
Brazil Interbank Deposit Rate (M)	Paying	8.80	01/02/20	BRL	17,725	13	3
Brazil Interbank Deposit Rate (M)	Paying	10.30	01/03/22	BRL	12,965	(8)	38
Brazil Interbank Deposit Rate (M)	Paying	10.38	01/03/22	BRL	3,125	(2)	8
Korean Won 3M Certificate of Deposit (Q)	Receiving	2.25	09/20/28	KRW	5,072,860	(2)	8
Korean Won 3M Certificate of Deposit (Q)	Paying	2.00	12/19/20	KRW	30,817,070	—	(45)
Mexican Interbank Rate (M)	Receiving	8.05	12/16/20	MXN	120,500	(3)	(23)
Mexican Interbank Rate (M)	Receiving	5.50	03/09/22	MXN	12,960	—	14
Mexican Interbank Rate (M)	Receiving	5.66	01/24/25	MXN	27,480	—	167
Mexican Interbank Rate (M)	Receiving	7.50	03/03/27	MXN	1,490	—	2
Mexican Interbank Rate (M)	Receiving	8.30	12/06/28	MXN	71,225	9	(31)
Mexican Interbank Rate (M)	Paying	8.00	12/15/21	MXN	304,800	1	90
Mexican Interbank Rate (M)	Paying	8.10	12/13/23	MXN	102,325	(1)	42
Mexican Interbank Rate (M)	Paying	8.20	12/10/25	MXN	104,825	(3)	48
Mexican Interbank Rate (M)	Paying	7.50	06/09/27	MXN	69,490	(5)	(113)
Mexican Interbank Rate (M)	Paying	8.01	06/29/27	MXN	55,250	(4)	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
MIBOR (S)	Receiving	0.10	09/19/20	INR	1,211,070	(6)	94
						7	274

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.30 (Q)	1.00	12/20/23	3,460	148	5	(8)
				148	5	(8)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	10/04/18	ARS	1,656	40	1
ARS/USD	MSC	10/10/18	ARS	1,808	43	(18)
ARS/USD	MSC	10/17/18	ARS	51,000	1,210	(375)
ARS/USD	MSC	10/30/18	ARS	17,770	414	(26)
BRL/USD	MSC	10/02/18	BRL	43,446	10,758	373
BRL/USD	MSC	11/05/18	BRL	40,386	9,973	(126)
CLP/USD	MSC	10/10/18	CLP	982,613	1,494	65
CLP/USD	MSC	10/22/18	CLP	303,691	462	7
CNH/USD	MSC	12/19/18	CNH	2,157	312	—
CNY/USD	MSC	12/19/18	CNY	5,087	739	2
COP/USD	MSC	10/04/18	COP	4,095,501	1,382	17
COP/USD	MSC	10/22/18	COP	7,649,508	2,582	46
CZK/USD	MSC	12/19/18	CZK	86,381	3,911	(27)
CZK/USD	MSC	12/19/18	CZK	2,931	133	—
EUR/CZK	MSC	12/19/18	CZK	(15,875)	(719)	2
EUR/USD	MSC	11/21/18	EUR	420	489	(1)
EUR/USD	MSC	12/19/18	EUR	10,144	11,858	(98)
EUR/HUF	MSC	12/19/18	HUF	(607,898)	(2,197)	(7)
EUR/PLN	MSC	12/19/18	PLN	(1,734)	(471)	1
HUF/EUR	MSC	12/19/18	EUR	(9,850)	(11,514)	177
INR/USD	MSC	10/12/18	INR	109,682	1,511	(9)
KRW/USD	MSC	10/17/18	KRW	4,897,043	4,415	53
MXN/USD	MSC	12/19/18	MXN	258,507	13,644	145
PEN/USD	MSC	10/22/18	PEN	3,799	1,149	(2)
PEN/USD	MSC	10/22/18	PEN	2,786	843	3
PHP/USD	MSC	11/05/18	PHP	53,046	979	(15)
PLN/EUR	MSC	12/19/18	EUR	(8,827)	(10,317)	77
PLN/USD	MSC	12/19/18	PLN	54,718	14,872	94
RUB/USD	MSC	11/21/18	RUB	402,499	6,113	218
SGD/USD	MSC	12/19/18	SGD	1,017	746	—
THB/USD	MSC	12/14/18	THB	99,073	3,071	32
TRY/USD	MSC	12/19/18	TRY	14,280	2,248	60
TWD/USD	MSC	10/11/18	TWD	22,680	743	(2)
TWD/USD	MSC	10/11/18	TWD	155,387	5,092	5
TWD/USD	MSC	12/14/18	TWD	21,911	721	6
USD/ARS	MSC	10/04/18	ARS	(1,597)	(39)	1
USD/ARS	MSC	10/09/18	ARS	(30,682)	(736)	15
USD/ARS	MSC	10/17/18	ARS	(18,060)	(429)	31
USD/ARS	MSC	10/30/18	ARS	(10,175)	(237)	68
USD/BRL	MSC	10/02/18	BRL	(3,060)	(758)	(17)
USD/BRL	MSC	10/02/18	BRL	(40,386)	(10,000)	124
USD/BRL	MSC	11/05/18	BRL	(3,010)	(743)	(2)
USD/BRL	MSC	11/05/18	BRL	(1,444)	(357)	3
USD/CLP	MSC	10/05/18	CLP	(956,712)	(1,455)	(62)
USD/CLP	MSC	10/05/18	CLP	(1,726,899)	(2,625)	69
USD/CLP	MSC	10/10/18	CLP	(494,069)	(751)	(30)
USD/CLP	MSC	10/22/18	CLP	(495,666)	(754)	(24)
USD/CNH	MSC	12/19/18	CNH	(70,939)	(10,276)	43
USD/COP	MSC	10/04/18	COP	(4,095,501)	(1,382)	(37)
USD/COP	MSC	10/22/18	COP	(6,306,820)	(2,129)	(31)
USD/EUR	MSC	11/21/18	EUR	(2,280)	(2,658)	17
USD/HKD	MSC	10/25/18	HKD	(1,600)	(205)	—
USD/IDR	MSC	10/29/18	IDR	(15,195,829)	(1,016)	(3)
USD/IDR	MSC	10/29/18	IDR	(7,273,151)	(487)	1
USD/INR	MSC	10/12/18	INR	(112,691)	(1,552)	(7)
USD/KRW	MSC	10/17/18	KRW	(4,898,788)	(4,417)	(40)
USD/KRW	MSC	10/29/18	KRW	(467,324)	(422)	(3)
USD/MXN	MSC	11/16/18	MXN	(9,044)	(480)	(6)
USD/MXN	MSC	12/19/18	MXN	(13,298)	(702)	(6)
USD/PEN	MSC	10/22/18	PEN	(10,703)	(3,237)	7
USD/RUB	MSC	11/21/18	RUB	(415,470)	(6,308)	(209)
USD/SGD	MSC	12/19/18	SGD	(3,437)	(2,519)	(13)
USD/THB	MSC	12/14/18	THB	(16,015)	(496)	(5)
USD/TRY	MSC	12/19/18	TRY	(6,738)	(1,060)	(33)
USD/TWD	MSC	10/11/18	TWD	(103,081)	(3,378)	(22)
USD/TWD	MSC	10/11/18	TWD	(179,330)	(5,877)	34
USD/ZAR	MSC	12/19/18	ZAR	(4,836)	(338)	(17)
ZAR/USD	MSC	12/19/18	ZAR	16,129	1,129	48
					10,035	572

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.55	06/15/19	THB	146,040	(9)	18
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	2.00	12/19/20	THB	9,500	1	—
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	2.00	12/19/20	THB	73,130	6	1
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	02/04/21	THB	71,910	—	5
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	02/15/21	THB	31,420	—	—
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	02/16/21	THB	41,040	—	1
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	2.00	12/19/20	THB	70,810	6	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	387,925	3	—
Chilean Interbank Rate (S)	Receiving	CGM	3.50	09/20/20	CLP	721,525	(3)	3
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	766,250	6	—
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	766,250	6	—
Chilean Interbank Rate (S)	Receiving	CGM	3.50	09/20/20	CLP	770,875	(2)	3
Chilean Interbank Rate (S)	Receiving	CGM	3.75	12/19/20	CLP	1,489,400	(1)	—
Chilean Interbank Rate (S)	Receiving	MSC	3.50	09/20/20	CLP	732,325	(2)	2
Chilean Interbank Rate (S)	Receiving	MSC	3.75	12/19/20	CLP	797,950	(2)	1
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	2,446,000	4	(4)
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	4,625,750	11	(10)
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	9,806,625	7	(4)
Colombian Interbank Rate (Q)	Paying	CGM	4.75	06/20/20	COP	2,446,000	5	(5)
Colombian Interbank Rate (Q)	Receiving	CSI	5.11	04/15/19	COP	6,436,410	—	(16)
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	05/02/24	COP	980,390	—	(6)
Colombian Interbank Rate (Q)	Paying	DUB	4.75	06/20/20	COP	3,065,525	7	(6)
Colombian Interbank Rate (Q)	Receiving	JPM	5.19	04/22/19	COP	3,198,610	—	(8)
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	2,092,050	—	—
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	3,068,925	7	(6)
Colombian Interbank Rate (Q)	Paying	MSC	6.06	05/02/24	COP	980,390	(2)	8
Mexican Interbank Rate (M)	Receiving	JPM	6.15	05/28/24	MXN	15,700	—	71
							48	48

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	540	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	270	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	170	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	230	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	750	(3)	(4)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	810	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(2)	(4)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(2)	(4)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	420	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	660	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,320	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	850	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	130	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,120	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	350	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	800	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	490	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	510	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	150	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	140	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,240	(9)	(7)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	520	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	750	(6)	(12)	6
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	620	(4)	(8)	4
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,130	(7)	(7)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	660	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,040	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	220	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,770	(26)	—	(26)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	920	(6)	(5)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	560	(4)	(4)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	340	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	230	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(2)	(4)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/19	3,520	(39)	(32)	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	970	(17)	14	(31)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	550	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	2,170	(38)	24	(62)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	990	(17)	12	(29)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	740	(13)	9	(22)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	540	(9)	4	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	630	(11)	3	(14)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	1,770	(30)	16	(46)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	3,080	(53)	40	(93)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	950	(17)	10	(27)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	760	(13)	4	(17)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,720	(47)	34	(81)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,130	(20)	15	(35)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	990	(17)	12	(29)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	330	(7)	3	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	520	(10)	—	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,710	(33)	18	(51)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	300	(6)	—	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,520	(29)	16	(45)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	510	(10)	—	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/22	820	(17)	(12)	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	780	(17)	(13)	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BOA	N/A	1.00	12/20/23	360	42	43	(1)
Republic of Turkey, 11.88%, 01/15/30 (Q)	DUB	N/A	1.00	12/20/23	360	43	43	—
Republic of Turkey, 11.88%, 01/15/30 (Q)	JPM	N/A	1.00	12/20/23	360	43	44	(1)
Republic of Turkey, 11.88%, 01/15/30 (Q)	MSC	N/A	1.00	12/20/23	340	40	40	—
					53,650	(458)	237	(695)
Credit default swap agreements - sell protection[4]
State of Qatar, 9.75%, 06/15/30 (Q)	BCL	0.63	1.00	06/20/23	(2,300)	39	20	19

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of Columbia Treasury Bond, 7.50%, 10/17/18 (A)	DUB	10/17/18	COP	8,067,900	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
PARTICIPATORY NOTES 6.7%
China 6.7%
Macquarie Bank Ltd. (Shanghai International Airport Co. Ltd.)	743	6,351
Macquarie Bank Ltd. (Yunnan Baiyao Group Co. Ltd.)	300	3,100
Macquarie Bank Ltd. (Wuliangye Yibin Co. Ltd.)	582	5,746
Macquarie Bank Ltd. (Kweichow Moutai Co. Ltd.)	133	14,096
Macquarie Bank Ltd. (Jiangsu Hengrui Medicine Co. Ltd.)	310	2,865
Total Participatory Notes (cost $33,707)		32,158
COMMON STOCKS 88.5%
Brazil 1.2%
Itau Unibanco Holding SA - ADR	220	2,419
Transmissora Alianca de Energia Eletrica SA	53	265
Vale SA - ADR (a)	214	3,174
		5,858
China 11.9%
51job Inc. - ADR (b)	48	3,688
Beijing Enterprises Holdings Ltd.	420	2,355
China Mobile Ltd.	634	6,265
China Petroleum & Chemical Corp. - Class H	4,971	4,982
China Tower Corp. Ltd. (b)	40,314	5,889
iQiyi Inc. - ADS (a) (b)	124	3,355
New Oriental Education & Technology Group - ADR	32	2,396
Noah Holdings Ltd. - Class A - ADS (a) (b)	57	2,422
PetroChina Co. Ltd. - Class H	6,278	5,101
Ping An Insurance Group Co. of China Ltd. - Class H	1,812	18,395
ZTO Express Cayman Inc. - ADR	147	2,444
		57,292
Hong Kong 18.4%
AIA Group Ltd.	1,980	17,716
BOC Hong Kong Holdings Ltd.	1,006	4,778
China Gas Holdings Ltd.	1,075	3,044
China Resources Gas Group Ltd.	1,325	5,391
CK Infrastructure Holdings Ltd.	1,523	12,067
CLP Holdings Ltd.	466	5,457
Galaxy Entertainment Group Ltd.	371	2,350
Guangdong Investment Ltd.	469	834
Hang Seng Bank Ltd.	505	13,723
Link REIT	1,352	13,286
MTR Corp.	1,833	9,646
		88,292
India 20.6%
Bajaj Finance Ltd.	138	4,139
HDFC Bank Ltd. - ADR	255	24,000
Housing Development Finance Corp.	1,069	25,907
Infosys Ltd.	643	6,482
Infosys Technologies Ltd. - ADR	1,092	11,102
Kotak Mahindra Bank Ltd.	512	8,053
NTPC Ltd.	954	2,196
Reliance Industries Ltd. - GDR (c)	172	5,917
Reliance Industries Ltd.	511	8,862
United Breweries Holdings Ltd.	122	2,283
		98,941
Indonesia 5.9%
Bank Central Asia Tbk PT	11,631	18,866
Bank Rakyat Indonesia Persero Tbk PT	25,825	5,472
PT Sarana Menara Nusantara Tbk (d)	116,653	3,834
		28,172
Malaysia 0.7%
Genting Malaysia Bhd	661	798
IHH Healthcare Bhd	1,954	2,458
		3,256
	Shares/Par[1]	Value ($)
Mexico 1.8%
America Movil SAB de CV - Class L - ADR	361	5,802
Infraestructura Energetica Nova SAB de CV - Class I	594	2,951
		8,753
Netherlands 4.9%
ASML Holding NV	27	5,072
Heineken NV	198	18,588
		23,660
South Korea 9.3%
Korea Gas Corp. (b)	52	2,828
KT Corp. - ADR	232	3,441
Macquarie Infrastructure Co. LLC	330	2,704
Samsung Electronics Co. Ltd. - GDR	10	10,741
Samsung Electronics Co. Ltd.	195	8,150
Samsung Fire & Marine Insurance Co. Ltd.	25	6,488
SK Hynix Inc.	35	2,292
SK Telecom Co. Ltd.	30	7,704
		44,348
Taiwan 5.2%
Chailease Holding Co. Ltd.	249	873
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	268	11,819
Taiwan Semiconductor Manufacturing Co. Ltd.	1,409	12,074
		24,766
Thailand 5.7%
Bangkok Dusit Medical Services PCL	9,272	7,314
CP ALL PCL	4,363	9,312
Electricity Generating PCL	672	4,891
Kasikornbank PCL - NVDR	842	5,626
		27,143
United Kingdom 2.4%
Coca-Cola HBC AG	341	11,598
United States of America 0.5%
Nvidia Corp.	9	2,456
Total Common Stocks (cost $429,120)		424,535
PREFERRED STOCKS 1.0%
Brazil 1.0%
Cia De Transmissao De ENE-PF	19	269
Itausa - Investimentos Itau SA	1,880	4,683
Total Preferred Stocks (cost $4,949)		4,952
SHORT TERM INVESTMENTS 6.8%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (e) (f)	23,723	23,723
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (e) (f)	9,020	9,020
Total Short Term Investments (cost $32,743)		32,743
Total Investments 103.0% (cost $500,519)		494,388
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (3.0)%		(14,576)
Total Net Assets 100.0%		479,815

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $5,917 and 1.2%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/18	HKD	1,957	250	(1)
HKD/USD	SSB	10/02/18	HKD	2,918	373	—
HKD/USD	SSB	10/03/18	HKD	5,325	681	—
USD/HKD	SSB	10/02/18	HKD	(14,615)	(1,868)	3
USD/HKD	SSB	10/03/18	HKD	(11,960)	(1,528)	1
					(2,092)	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 98.5%
China 1.2%
Baidu.com - Class A - ADR (a)	48	10,879
France 6.3%
BNP Paribas SA	775	47,442
Danone SA	147	11,408
		58,850
Germany 11.9%
Allianz SE	160	35,679
Bayer AG	331	29,306
Daimler AG	735	46,212
		111,197
Japan 2.8%
Toyota Motor Corp.	423	26,389
Mexico 2.4%
Grupo Televisa SAB - ADR	1,263	22,411
Netherlands 4.1%
CNH Industrial NV	3,247	38,814
South Africa 3.3%
Naspers Ltd. - Class N	146	31,488
South Korea 1.6%
Samsung Electronics Co. Ltd.	359	15,046
Switzerland 16.7%
Cie Financiere Richemont SA	184	14,911
Credit Suisse Group AG	2,405	35,990
Glencore Plc	9,301	40,100
Julius Baer Group Ltd.	542	26,929
Kuehne & Nagel International AG	79	12,502
LafargeHolcim Ltd.	526	25,876
		156,308
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	304	2,605
United Kingdom 11.5%
Diageo Plc	223	7,907
Experian Plc	353	9,066

	Shares/Par[1]	Value ($)
Liberty Global Plc - Class A (a)	275	7,959
Liberty Global Plc - Class C (a)	756	21,279
Reckitt Benckiser Group Plc	136	12,456
Willis Towers Watson Plc	157	22,162
WPP Plc	1,862	27,273
		108,102
United States of America 36.4%
Alphabet Inc. - Class A (a)	30	36,310
American International Group Inc.	555	29,526
Booking Holdings Inc. (a)	8	16,533
Caterpillar Inc.	49	7,460
Charter Communications Inc. - Class A (a)	111	36,286
Citigroup Inc.	356	25,550
Comcast Corp. - Class A	403	14,274
General Electric Co.	1,846	20,845
General Motors Co.	720	24,251
HCA Healthcare Inc.	217	30,141
Hilton Worldwide Holdings Inc.	250	20,211
Moody's Corp.	95	15,822
Oracle Corp.	372	19,160
Regeneron Pharmaceuticals Inc. (a)	52	20,951
Wells Fargo & Co.	463	24,355
		341,675
Total Common Stocks (cost $971,172)		923,764
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	11,941	11,941
Total Short Term Investments (cost $11,941)		11,941
Total Investments 99.8% (cost $983,113)		935,705
Other Derivative Instruments 0.0%		284
Other Assets and Liabilities, Net 0.2%		1,659
Total Net Assets 100.0%		937,648

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	06/19/19	CHF	(22,891)	(23,942)	287
ZAR/USD	BCL	10/01/18	ZAR	3,503	248	1
ZAR/USD	CSI	10/02/18	ZAR	7,850	555	(4)
					(23,139)	284

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.5%
Real Estate 98.5%
American Campus Communities Inc.	121	4,989
Apartment Investment & Management Co. - Class A	142	6,258
AvalonBay Communities Inc.	59	10,640
Boston Properties Inc.	57	7,011
Brookfield Property REIT Inc. - Class A	60	1,259
CareTrust REIT Inc.	245	4,347
Cousins Properties Inc.	469	4,170
CubeSmart	133	3,779
Digital Realty Trust Inc.	36	4,056
Empire State Realty Trust Inc. - Class A	232	3,856
Equinix Inc.	25	10,755
Essex Property Trust Inc.	21	5,277
Extra Space Storage Inc.	55	4,718
HCP Inc.	158	4,170
Host Hotels & Resorts Inc.	291	6,149
Invitation Homes Inc.	40	913
Kilroy Realty Corp.	73	5,253
Kimco Realty Corp.	218	3,654
Liberty Property Trust	100	4,202
Macerich Co.	45	2,482
Physicians Realty Trust	181	3,047
ProLogis Inc.	165	11,161
Regency Centers Corp.	72	4,683
Simon Property Group Inc.	70	12,408
Sunstone Hotel Investors Inc.	248	4,057
Washington REIT	65	1,986
Welltower Inc.	70	4,488
Total Common Stocks (cost $141,166)		139,768
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (a) (b)	1,668	1,668
Total Short Term Investments (cost $1,668)		1,668
Total Investments 99.7% (cost $142,834)		141,436
Other Assets and Liabilities, Net 0.3%		392
Total Net Assets 100.0%		141,828

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 99.6%
China 41.2%
Alibaba Group Holding Ltd. - ADS (a)	355	58,499
Angang Steel Co. Ltd. (b)	6,142	5,490
Asia Cement China Holdings Corp.	516	533
Autohome Inc. - Class A - ADR (b)	61	4,753
Baoshan Iron & Steel Co. Ltd.	9,424	10,730
Centre Testing International Group Co. Ltd.	7,470	6,340
Changyou.com Ltd. - Class A - ADS	196	2,587
China International Travel Service Corp. Ltd.	322	3,178
China Mobile Ltd.	2,082	20,564
Ctrip.com International Ltd. - ADR (a)	22	806
ENN Energy Holdings Ltd.	514	4,456
Hangzhou Robam Appliances Co. Ltd. - Class A	510	1,736
Hengan International Group Co. Ltd.	1,202	11,058
Huayu Automotive Systems Co. Ltd. - Class A	2,495	8,148
Pou Sheng International Holdings Ltd. (b)	27,914	5,557
Qingdao Port International Co. Ltd. (a) (c)	3,367	2,388
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	57
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	13,684	13,509
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	743
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	3,459
Shenzhen Airport Co. Ltd.	1,471	1,802
Sinopharm Group Co. Ltd. - Class H	2,437	11,925
Sun Art Retail Group Ltd.	8,317	10,814
Tencent Holdings Ltd.	609	25,111
YY Inc. - Class A - ADS (a)	184	13,763
Zhuzhou CSR Times Electric Co. Ltd. - Class H	1,211	6,926
		234,932
Hong Kong 12.1%
Ajisen China Holdings Ltd.	7,982	3,273
ASM Pacific Technology Ltd.	978	9,960
Cafe de Coral Holdings Ltd.	1,098	2,512
CIMC Enric Holdings Ltd.	8,244	8,597
CK Hutchison Holdings Ltd.	772	8,897
FIH Mobile Ltd. (a) (b)	2,735	315
Goodbaby International Holdings Ltd.	10,839	4,332
Microport Scientific Corp.	2,676	3,535
Minth Group Ltd. (b)	2,452	10,141
SmarTone Telecommunications Holding Ltd.	2,390	3,181
Stella International Holdings Ltd.	3,094	2,773
Towngas China Co. Ltd.	5,584	4,883
Uni-President China Holdings Ltd.	5,954	6,356
		68,755
India 42.3%
Ajanta Pharma Ltd. (a)	45	659
Bajaj Finance Ltd.	575	17,205
Balkrishna Industries Ltd.	642	9,040
Bharat Financial Inclusion Ltd. (a)	280	4,007
Bharat Forge Ltd.	1,240	10,268
	Shares/Par[1]	Value ($)
Bharat Petroleum Corp. Ltd.	100	515
Britannia Industries Ltd.	176	14,121
Cholamandalam Investment and Finance Co. Ltd.	685	11,051
Coromandel International Ltd.	487	2,715
Edelweiss Financial Services Ltd.	810	2,119
Eicher Motors Ltd.	40	13,202
Future Retail Ltd. (a)	1,460	9,394
Godrej Consumer Products Ltd.	464	4,930
HDFC Bank Ltd.	815	22,571
Himatsingka Seide Ltd.	1,201	3,658
Housing Development Finance Corp.	580	14,058
IndusInd Bank Ltd.	930	21,681
Infosys Ltd.	210	2,118
Jubilant Life Sciences Ltd.	685	6,939
Kansai Nerolac Paints Ltd.	1,320	8,394
Kotak Mahindra Bank Ltd.	350	5,507
Marico Ltd.	800	3,677
Maruti Suzuki India Ltd.	131	13,303
Pidilite Industries Ltd.	360	5,190
PNB Housing Finance Ltd. (c)	509	6,228
Ramco Cements Ltd.	445	3,949
Supreme Industries Ltd.	613	8,528
Tata Consultancy Services Ltd.	180	5,430
Titan Industries Ltd.	325	3,612
Yes Bank Ltd.	2,700	6,842
		240,911
Taiwan 4.0%
Hon Hai Precision Industry Co. Ltd.	3,694	9,600
Hu Lane Associate Inc.	382	1,186
Largan Precision Co. Ltd.	32	3,814
MediaTek Inc.	984	7,953
		22,553
Total Common Stocks (cost $511,276)		567,151
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	1,272	1,272
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	5,300	5,300
Total Short Term Investments (cost $6,572)		6,572
Total Investments 100.7% (cost $517,848)		573,723
Other Assets and Liabilities, Net (0.7)%		(4,177)
Total Net Assets 100.0%		569,546

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $8,616 and 1.5%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	JPM	10/03/18	HKD	(6,231)	(796)	—
					(796)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 90.8%
Communication Services 5.4%
AT&T Inc.	541	18,154
BT Group Plc	2,466	7,238
Deutsche Telekom AG	448	7,222
		32,614
Consumer Discretionary 5.6%
Darden Restaurants Inc.	34	3,817
Harley-Davidson Inc.	188	8,499
Tapestry Inc.	23	1,180
Target Corp.	115	10,184
TJX Cos. Inc.	90	10,080
		33,760
Consumer Staples 19.9%
Altria Group Inc.	117	7,064
Campbell Soup Co.	244	8,953
Coca-Cola Co.	290	13,371
Danone SA	67	5,206
General Mills Inc.	319	13,673
Heineken NV	91	8,477
Kimberly-Clark Corp.	98	11,140
Kraft Heinz Foods Co.	79	4,359
L'Oreal SA	36	8,666
Mondelez International Inc. - Class A	189	8,130
Nestle SA	67	5,552
Philip Morris International Inc.	61	4,981
Procter & Gamble Co.	147	12,212
Sysco Corp.	106	7,767
		119,551
Energy 8.2%
Baker Hughes a GE Co. LLC - Class A	221	7,478
ConocoPhillips Co.	172	13,277
Royal Dutch Shell Plc - Class B	113	3,945
Suncor Energy Inc.	302	11,689
Total SA (a)	195	12,624
		49,013
Financials 12.1%
American Express Co.	72	7,621
Cullen/Frost Bankers Inc.	32	3,348
Federated Investors Inc. - Class B	157	3,783
Fifth Third Bancorp	182	5,086
Hartford Financial Services Group Inc.	264	13,196
KeyCorp	213	4,244
M&T Bank Corp.	63	10,281
PNC Financial Services Group Inc.	51	6,931
Travelers Cos. Inc.	83	10,717
Zions Bancorp	153	7,679
		72,886
Health Care 9.0%
Bayer AG	71	6,324
Bristol-Myers Squibb Co.	177	11,011
Eli Lilly & Co.	113	12,135

	Shares/Par[1]	Value ($)
Johnson & Johnson	60	8,258
Merck & Co. Inc.	180	12,791
Stryker Corp.	21	3,808
		54,327
Industrials 8.9%
ABB Ltd.	280	6,631
Cummins Inc.	9	1,265
Emerson Electric Co.	50	3,859
Flowserve Corp.	248	13,535
General Dynamics Corp.	35	7,203
nVent Electric Plc	55	1,486
Pentair Plc	55	2,372
Raytheon Co.	15	3,126
Siemens AG	54	6,900
United Parcel Service Inc. - Class B	62	7,257
		53,634
Information Technology 1.6%
Automatic Data Processing Inc.	61	9,260
Materials 3.8%
Avery Dennison Corp.	27	2,878
BASF SE	13	1,169
International Paper Co.	100	4,902
Nutrien Ltd.	111	6,409
Sonoco Products Co.	130	7,222
		22,580
Real Estate 1.2%
Weyerhaeuser Co.	220	7,095
Utilities 15.1%
American Electric Power Co. Inc.	110	7,829
Consolidated Edison Inc.	105	7,961
Dominion Energy Inc.	180	12,666
Duke Energy Corp.	97	7,722
Entergy Corp.	159	12,907
Exelon Corp.	329	14,359
PPL Corp.	396	11,580
Sempra Energy	86	9,766
SSE Plc	404	6,030
		90,820
Total Common Stocks (cost $531,780)		545,540
SHORT TERM INVESTMENTS 9.1%
Investment Companies 9.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	54,917	54,917
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	132	132
Total Short Term Investments (cost $55,049)		55,049
Total Investments 99.9% (cost $586,829)		600,589
Other Derivative Instruments (0.0)%		(241)
Other Assets and Liabilities, Net 0.1%		603
Total Net Assets 100.0%		600,951

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	10/19/18	EUR	(6,608)	(7,683)	(83)
USD/EUR	GSC	10/19/18	EUR	(6,608)	(7,683)	(80)
USD/EUR	JPM	10/19/18	EUR	(5,636)	(6,553)	(67)
USD/EUR	RBC	10/19/18	EUR	(971)	(1,129)	(11)
USD/EUR	RBC	10/19/18	EUR	(850)	(988)	—
					(24,036)	(241)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.4%
Australia 4.0%
Dexus	1,080	8,255
Goodman Group	2,219	16,653
GPT Group	1,514	5,707
Mirvac Group	4,972	8,670
Scentre Group	6,834	19,632
		58,917
Brazil 0.4%
BR Malls Participacoes SA	981	2,343
BR Properties SA	511	971
Cyrela Brazil Realty SA	269	719
MRV Engenharia e Participacoes SA	362	1,096
Multiplan Empreendimentos Imobiliarios SA	235	1,095
		6,224
Canada 2.1%
Allied Properties REIT	211	7,055
Canadian Apartment Properties REIT	169	6,233
Chartwell Retirement Residences	348	3,949
H&R REIT	228	3,503
Killam Apartment Real Estate Investment Trust	320	3,996
RioCan REIT	309	5,902
		30,638
Chile 0.1%
Parque Arauco SA	537	1,391
China 1.8%
Agile Property Holdings Ltd.	816	1,151
China Aoyuan Property Group Ltd.	1,136	771
China Overseas Grand Oceans Group Ltd.	886	285
China SCE Group Holdings Ltd.	1,288	499
CIFI Holdings Group Co. Ltd.	4,234	1,949
Country Garden Holdings Co. Ltd.	6,008	7,568
Dragon Delight Holdings Co. Ltd.	1,512	1,706
Guangzhou R&F Properties Co. Ltd. - Class H	474	873
Guangzhou Times Holdings Group Co. Ltd.	1,044	1,117
Jiayuan International Group Ltd.	768	1,318
KWG Property Holding Ltd.	2,012	1,844
Soho China Ltd.	1,896	737
Sunac China Holdings Ltd.	2,032	6,278
		26,096
France 0.9%
Icade SA	85	7,891
Klepierre	159	5,616
		13,507
Germany 4.9%
Aroundtown SA	1,443	12,842
Deutsche Wohnen SE	415	19,902
LEG Immobilien AG	91	10,848
Vonovia SE	565	27,577
		71,169
Hong Kong 11.1%
China Evergrande Group (a)	2,673	7,474
China Jinmao Holdings Group Ltd.	8,100	3,692
China Overseas Land & Investment Ltd.	4,606	14,415
China Resources Land Ltd.	2,864	10,023
China Vanke Co. Ltd. - Class H	1,692	5,592
CK Asset Holdings Ltd.	3,386	25,396
Hang Lung Properties Ltd.	2,040	3,981
Hongkong Land Holdings Ltd.	332	2,199
K. Wah International Holdings Ltd.	1,059	501
Kerry Properties Ltd.	554	1,879
Link REIT	2,737	26,898
Longfor Properties Co. Ltd.	1,647	4,241
New World Development Ltd.	10,538	14,341
Shimao Property Holdings Ltd.	1,762	4,397
Sino Land Co.	2,608	4,468
Sino-Ocean Group Holding Ltd.	2,514	1,111
Sun Hung Kai Properties Ltd.	1,772	25,774
Swire Properties Ltd.	1,285	4,863
	Shares/Par[1]	Value ($)
Yuexiu REIT Trust	1,370	898
		162,143
India 0.1%
DLF Ltd.	271	608
Oberoi Realty Ltd.	258	1,443
		2,051
Indonesia 0.3%
Bumi Serpong Damai PT (b)	9,864	766
Pakuwon Jati Tbk PT	35,317	1,221
PT Ciputra Development Tbk	27,614	1,623
Summarecon Agung Tbk PT	11,478	506
		4,116
Ireland 0.3%
Green REIT Plc	2,714	4,754
Japan 9.9%
Activia Properties Inc.	1	2,791
Advance Residence Investment Corp.	2	4,184
AEON REIT Investment Corp.	—	446
Daiwa House REIT Investment Co.	1	1,390
Daiwa Office Investment Corp.	1	5,464
Fukuoka REIT Corp. (a)	2	3,187
GLP J-REIT	6	5,785
Hulic Co. Ltd.	590	5,789
Japan Hotel REIT Investment Corp.	10	7,184
Japan Prime Realty Investment Corp.	1	4,806
Japan Real Estate Investment Corp.	2	8,268
Japan Retail Fund Investment Corp.	2	4,280
Kenedix Realty Investment Corp.	1	3,630
Mitsubishi Estate Co. Ltd.	1,181	20,060
Mitsui Fudosan Co. Ltd.	956	22,600
Mitsui Fudosan Logistics Park Inc.	1	2,400
Nippon Building Fund Inc.	1	7,479
Nippon Prologis REIT Inc.	2	3,232
Nomura Real Estate Master Fund Inc.	3	3,839
Orix J-REIT Inc.	2	3,820
Sumitomo Realty & Development Co. Ltd.	395	14,172
Tokyo Tatemono Co. Ltd.	344	4,189
United Urban Investment Corp.	4	5,618
		144,613
Luxembourg 1.0%
Grand City Properties SA	557	14,425
Malaysia 0.4%
IOI Properties Group Sdn Bhd	3,839	1,547
KLCC Property Holdings Bhd	1,195	2,191
Sime Darby Property Bhd	4,688	1,336
		5,074
Malta 0.0%
BGP Holdings Plc (c) (d)	5,552	4
Mexico 0.5%
CIBanco SA Institucion de Banca Multiple	478	733
CIBanco SA Institucion de Banca Multiple	1,924	2,301
Fibra Uno Administracion SA de CV	2,961	3,893
		6,927
Netherlands 1.7%
Unibail-Rodamco SE	124	24,896
Philippines 0.8%
Ayala Land Inc.	6,134	4,547
Robinsons Land Corp.	2,036	767
SM Prime Holdings Inc.	8,685	5,811
		11,125
Singapore 2.4%
Ascendas India Trust (a) (e)	1,277	1,020
Ascendas REIT	228	440
Capitaland Commercial Trust	5,879	7,663
CapitaLand Ltd.	2,174	5,360
CapitaLand Retail China Trust Management Ltd. (e)	781	829
City Developments Ltd.	1,249	8,335
Mapletree Commercial Trust	3,136	3,695
Mapletree Logistics Trust	4,939	4,442
Mapletree North Asia Commercial Trust	1,572	1,311
UOL Group Ltd.	303	1,528

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Yanlord Land Group Ltd.	646	701
		35,324
South Africa 0.8%
Growthpoint Properties Ltd.	3,140	5,153
Hyprop Investments Ltd.	467	3,047
SA Corporate Real Estate Ltd.	9,384	2,740
		10,940
Spain 0.9%
Inmobiliaria Colonial SA	475	4,938
Merlin Properties Socimi SA	637	8,654
		13,592
Sweden 1.6%
Fabege AB	599	8,300
Hufvudstaden AB - Class A	528	8,031
Wihlborgs Fastigheter AB	601	7,235
		23,566
Switzerland 0.7%
Swiss Prime Site AG	120	10,226
Thailand 0.6%
AP (Thailand) PCL - NVDR	4,366	1,229
Central Pattana PCL - NVDR	2,110	5,414
Supalai PCL - NVDR	1,667	1,253
WHA Corp. PCL - NVDR	9,386	1,267
		9,163
Turkey 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,161	642
United Arab Emirates 0.1%
Emaar Malls Group PJSC	3,370	1,676
United Kingdom 4.0%
Big Yellow Group Plc	369	4,413
Derwent London Plc	166	6,184
Grainger Plc	976	3,815
Great Portland Estates Plc	605	5,277
Land Securities Group Plc	884	10,169
Segro Plc	1,337	11,111
Tritax Big Box REIT Plc	4,037	7,762
Unite Group Plc	468	5,433
Workspace Group Plc	297	3,811
		57,975
United States of America 46.9%
Alexandria Real Estate Equities Inc.	113	14,158
American Campus Communities Inc.	301	12,396
American Homes For Rent - Class A	334	7,301
American Tower Corp.	34	5,010
AvalonBay Communities Inc.	184	33,259
Boston Properties Inc.	242	29,728
Corporate Office Properties Trust	195	5,820
Cousins Properties Inc.	569	5,060
Crown Castle International Corp.	106	11,805
CyrusOne Inc.	34	2,162
Digital Realty Trust Inc.	117	13,187
Duke Realty Corp.	287	8,147
EastGroup Properties Inc.	45	4,290
Empire State Realty Trust Inc. - Class A	378	6,287
Equinix Inc.	34	14,904
Equity Lifestyle Properties Inc.	81	7,810
Equity Residential Properties Inc.	356	23,592
Essex Property Trust Inc.	61	15,008
Extra Space Storage Inc.	170	14,762
	Shares/Par[1]	Value ($)
Federal Realty Investment Trust	100	12,606
HCP Inc.	245	6,444
Healthcare Realty Trust Inc.	689	20,148
Highwoods Properties Inc.	6	299
Hilton Worldwide Holdings Inc.	156	12,602
Host Hotels & Resorts Inc.	354	7,461
Hudson Pacific Properties Inc.	496	16,231
Invitation Homes Inc.	808	18,511
Kilroy Realty Corp.	199	14,290
Liberty Property Trust	235	9,947
Macerich Co.	223	12,318
Mid-America Apartment Communities Inc.	261	26,195
National Health Investors Inc.	115	8,696
National Retail Properties Inc.	250	11,189
Park Hotels & Resorts Inc.	498	16,343
Pebblebrook Hotel Trust (a)	129	4,675
PotlatchDeltic Corp.	78	3,200
ProLogis Inc.	731	49,589
Public Storage	160	32,309
QTS Realty Trust Inc. - Class A	67	2,868
Realty Income Corp.	236	13,435
Regency Centers Corp.	97	6,246
Retail Opportunity Investments Corp.	1,041	19,440
SBA Communications Corp. (b)	15	2,390
Simon Property Group Inc.	259	45,813
SL Green Realty Corp.	75	7,327
Sun Communities Inc.	123	12,526
Sunstone Hotel Investors Inc.	664	10,863
Ventas Inc.	211	11,454
Washington REIT	467	14,319
Weingarten Realty Investors	3	82
Welltower Inc.	204	13,105
Weyerhaeuser Co.	205	6,626
		684,233
Total Common Stocks (cost $1,428,898)		1,435,407
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (g)	9,280	9,280
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (g)	5,044	5,044
Total Short Term Investments (cost $14,324)		14,324
Total Investments 99.4% (cost $1,443,222)		1,449,731
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.6%		8,903
Total Net Assets 100.0%		1,458,643

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BCL	10/02/18	HKD	2,000	256	—
HKD/USD	BCL	10/03/18	HKD	17,177	2,194	(1)
USD/JPY	GSC	10/01/18	JPY	(965)	(9)	—
USD/JPY	DUB	10/02/18	JPY	(13,740)	(121)	1
USD/JPY	BCL	10/03/18	JPY	(657,448)	(5,787)	9
USD/SGD	CIT	10/01/18	SGD	(804)	(588)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SGD	JPM	10/02/18	SGD	(1,017)	(744)	—
USD/SGD	JPM	10/03/18	SGD	(2,005)	(1,467)	(1)
					(6,266)	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.5%
Australia 3.2%
Amcor Ltd.	1,662	16,433
Brambles Ltd.	1,819	14,348
CSL Ltd.	55	7,935
		38,716
Brazil 4.0%
B3 SA	3,874	22,449
Banco Bradesco SA - ADR	2,398	16,979
Kroton Educacional SA	3,368	9,441
		48,869
Canada 9.6%
Canadian National Railway Co.	204	18,299
CGI Group Inc. - Class A (a)	682	43,980
Great-West Lifeco Inc.	354	8,583
Nutrien Ltd. (b)	256	14,784
PrairieSky Royalty Ltd. (b)	945	16,596
Suncor Energy Inc.	379	14,668
		116,910
China 4.9%
Baidu.com - Class A - ADR (a)	67	15,222
Henan Shuanghui Investment & Development Co. Ltd. - Class A	4,342	16,503
Kweichow Moutai Co. Ltd. - Class A	166	17,600
Wuliangye Yibin Co. Ltd. - Class A	1,053	10,396
		59,721
Denmark 1.4%
Carlsberg A/S - Class B	146	17,498
France 8.1%
Cie Generale d'Optique Essilor International SA	102	15,111
Pernod-Ricard SA	133	21,844
Schneider Electric SE (a)	303	24,375
Vinci SA	231	22,016
Vivendi SA	580	14,924
		98,270
Germany 9.8%
Allianz SE	122	27,180
Deutsche Boerse AG	281	37,647
Deutsche Post AG	363	12,920
GEA Group AG	279	9,911
SAP SE	257	31,671
		119,329
Hong Kong 2.6%
CK Hutchison Holdings Ltd.	1,380	15,902
Galaxy Entertainment Group Ltd.	2,579	16,340
		32,242
Italy 3.0%
FinecoBank Banca Fineco SpA	648	8,666
Intesa Sanpaolo SpA	4,911	12,525
Mediobanca SpA	1,553	15,460
		36,651
Japan 6.9%
Asahi Breweries Ltd.	389	16,852
Fanuc Ltd.	78	14,590
Hoya Corp.	352	20,917
Japan Tobacco Inc.	309	8,075
Kao Corp.	174	14,067
Keyence Corp.	17	10,001
		84,502
Mexico 2.6%
Fomento Economico Mexicano SAB de CV - ADR	320	31,674
	Shares/Par[1]	Value ($)
Netherlands 5.7%
ING Groep NV	1,079	13,978
Royal Dutch Shell Plc - Class B	400	13,980
Unilever NV - CVA	245	13,626
Wolters Kluwer NV	437	27,237
		68,821
Singapore 2.0%
United Overseas Bank Ltd.	1,248	24,720
South Korea 3.1%
NAVER Corp.	35	22,340
Samsung Electronics Co. Ltd.	374	15,667
		38,007
Spain 1.5%
Amadeus IT Group SA	198	18,362
Sweden 3.1%
Investor AB - Class B	806	37,188
Switzerland 6.8%
Cie Financiere Richemont SA	252	20,484
Julius Baer Group Ltd.	255	12,682
Kuehne & Nagel International AG	89	14,062
Novartis AG	302	25,875
UBS Group AG	592	9,305
		82,408
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,497	29,969
Thailand 0.8%
Kasikornbank PCL - NVDR	1,499	10,016
Turkey 0.7%
Akbank T.A.S.	6,925	7,948
United Kingdom 9.5%
British American Tobacco Plc	428	19,964
Compass Group Plc	877	19,476
Informa Plc	1,763	17,510
Reckitt Benckiser Group Plc	252	22,998
Relx Plc	1,179	24,813
TechnipFMC Plc	364	11,386
		116,147
United States of America 4.7%
Broadcom Inc.	142	35,134
Philip Morris International Inc.	193	15,722
Yum China Holdings Inc.	174	6,103
		56,959
Total Common Stocks (cost $1,062,730)		1,174,927
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	26,353	26,353
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	24,260	24,260
Total Short Term Investments (cost $50,613)		50,613
Total Investments 100.7% (cost $1,113,343)		1,225,540
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.7)%		(8,379)
Total Net Assets 100.0%		1,217,160

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	JPM	10/02/18	AUD	(430)	(311)	(1)
					(311)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.8%
Communication Services 1.2%
Cogent Communications Group Inc.	318	17,729
IMAX Corp. (a)	338	8,723
		26,452
Consumer Discretionary 12.0%
Adtalem Global Education Inc. (a)	316	15,209
Brunswick Corp.	245	16,395
Carter's Inc.	127	12,526
Cooper-Standard Holding Inc. (a)	125	15,039
Dunkin' Brands Group Inc. (b)	253	18,646
Five Below Inc. (a)	209	27,131
G-III Apparel Group Ltd. (a)	330	15,902
Jack in the Box Inc.	121	10,114
Penn National Gaming Inc. (a)	750	24,683
Pool Corp.	131	21,920
Six Flags Entertainment Corp. (b)	237	16,578
Steven Madden Ltd.	313	16,559
Texas Roadhouse Inc.	307	21,250
Urban Outfitters Inc. (a)	330	13,483
Visteon Corp. (a)	122	11,314
Wendy's Co.	880	15,091
		271,840
Consumer Staples 1.4%
Boston Beer Co. Inc. - Class A (a)	53	15,245
Lancaster Colony Corp.	105	15,674
		30,919
Energy 3.6%
Centennial Resource Development Inc. - Class A (a) (b)	816	17,834
Laredo Petroleum Holdings Inc. (a)	862	7,044
Oil States International Inc. (a)	422	14,023
Parsley Energy Inc. - Class A (a)	493	14,417
Patterson-UTI Energy Inc.	600	10,265
PBF Energy Inc. - Class A	363	18,137
		81,720
Financials 10.3%
2U Inc. (a) (b)	233	17,501
American Equity Investment Life Holding Co.	522	18,444
American Financial Group Inc.	152	16,893
Apptio Inc. - Class A (a)	449	16,582
BankUnited Inc.	312	11,061
Cathay General Bancorp	406	16,830
Cullen/Frost Bankers Inc.	172	17,946
Evercore Inc. - Class A	228	22,901
Hanover Insurance Group Inc.	141	17,410
LPL Financial Holdings Inc.	253	16,308
MarketAxess Holdings Inc.	85	15,172
MB Financial Inc.	337	15,529
RLI Corp.	170	13,329
Sterling Bancorp	542	11,931
WisdomTree Investments Inc.	693	5,876
		233,713
Health Care 25.2%
Adamas Pharmaceuticals Inc. (a) (b)	654	13,099
Aerie Pharmaceuticals Inc. (a) (b)	283	17,430
Agios Pharmaceuticals Inc. (a) (b)	258	19,931
Align Technology Inc. (a)	55	21,519
Amicus Therapeutics Inc. (a) (b)	1,393	16,841
Avanos Medical Inc. (a)	340	23,322
Bio-Techne Corp.	134	27,410
BioTelemetry Inc. (a)	277	17,862
Cantel Medical Corp.	166	15,300
Catalent Inc. (a)	424	19,293
Chemed Corp.	67	21,478
DexCom Inc. (a)	171	24,506
Encompass Health Corp.	289	22,536
GW Pharmaceuticals Plc - ADS (a) (b)	110	19,006
Halozyme Therapeutics Inc. (a)	1,194	21,704
HealthEquity Inc. (a)	393	37,146
Hill-Rom Holdings Inc.	186	17,521
	Shares/Par[1]	Value ($)
ICU Medical Inc. (a)	72	20,411
Integra LifeSciences Holdings Corp. (a)	282	18,558
Intersect ENT Inc. (a)	501	14,390
Medidata Solutions Inc. (a)	181	13,252
Neurocrine Biosciences Inc. (a)	278	34,136
Nevro Corp. (a)	145	8,246
PerkinElmer Inc.	251	24,416
Repligen Corp. (a)	404	22,398
Sage Therapeutics Inc. (a) (b)	122	17,266
Sarepta Therapeutics Inc. (a) (b)	158	25,552
Select Medical Holdings Corp. (a)	860	15,832
		570,361
Industrials 14.2%
Brink's Co.	249	17,370
BWX Technologies Inc.	230	14,359
CoStar Group Inc. (a)	77	32,428
Deluxe Corp.	209	11,896
Hillenbrand Inc.	15	764
ITT Inc.	334	20,440
John Bean Technologies Corp.	161	19,199
Kennametal Inc.	328	14,282
Knight-Swift Transportation Holdings Inc. - Class A (b)	392	13,532
Landstar System Inc.	142	17,374
Lincoln Electric Holdings Inc.	153	14,344
Masonite International Corp. (a)	191	12,219
MSA Safety Inc.	77	8,202
Old Dominion Freight Line Inc.	114	18,373
Oshkosh Corp.	195	13,887
Timken Co.	287	14,324
TransDigm Group Inc. (a)	54	19,986
Univar Inc. (a)	473	14,492
WABCO Holdings Inc. (a)	105	12,361
Wabtec Corp.	161	16,908
Watsco Inc.	81	14,496
		321,236
Information Technology 25.2%
Aspen Technology Inc. (a)	331	37,697
Blackline Inc. (a) (b)	370	20,875
Booz Allen Hamilton Holding Corp. - Class A	433	21,493
Cognex Corp.	395	22,025
CommVault Systems Inc. (a)	299	20,934
EPAM Systems Inc. (a)	131	17,996
Fair Isaac Corp. (a)	143	32,761
Guidewire Software Inc. (a)	266	26,874
II-VI Inc. (a)	334	15,801
Integrated Device Technology Inc. (a)	514	24,163
Littelfuse Inc.	95	18,861
MKS Instruments Inc.	147	11,779
Monolithic Power Systems Inc.	119	14,995
National Instruments Corp.	331	15,974
Pegasystems Inc.	306	19,155
Power Integrations Inc.	173	10,903
Proofpoint Inc. (a)	156	16,622
Q2 Holdings Inc. (a)	411	24,861
Qualys Inc. (a)	242	21,539
RealPage Inc. (a)	402	26,503
SailPoint Technologies Holdings Inc. (a) (b)	585	19,915
Semtech Corp. (a)	400	22,247
Silicon Laboratories Inc. (a)	214	19,666
Take-Two Interactive Software Inc. (a)	168	23,209
Trimble Inc. (a)	433	18,836
Ultimate Software Group Inc. (a)	72	23,254
Zebra Technologies Corp. - Class A (a)	124	22,011
		570,949
Materials 3.2%
Berry Global Group Inc. (a)	353	17,066
Ingevity Corp. (a)	197	20,027
Martin Marietta Materials Inc.	98	17,752
PolyOne Corp.	400	17,500
		72,345

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Real Estate 0.5%
CubeSmart	394	11,242
Total Common Stocks (cost $1,515,640)		2,190,777
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	69,105	69,105
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	16,391	16,391
Total Short Term Investments (cost $85,496)		85,496
Total Investments 100.6% (cost $1,601,136)		2,276,273
Other Assets and Liabilities, Net (0.6)%		(14,130)
Total Net Assets 100.0%		2,262,143

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 96.8%
Communication Services 9.5%
Alphabet Inc. - Class A (a)	—	535
Alphabet Inc. - Class C (a)	—	512
AT&T Inc.	4	127
Charter Communications Inc. - Class A (a)	1	202
Comcast Corp. - Class A	7	238
Discovery Inc. - Class A (a)	1	19
DISH Network Corp. - Class A (a)	2	56
Electronic Arts Inc. (a)	1	112
Facebook Inc. - Class A (a)	2	327
Sirius XM Holdings Inc.	4	27
T-Mobile US Inc. (a)	2	128
Twenty-First Century Fox Inc. - Class A	1	29
Verizon Communications Inc.	5	256
Walt Disney Co.	3	347
		2,915
Consumer Discretionary 11.4%
Advance Auto Parts Inc.	—	45
Amazon.com Inc. (a)	1	1,134
Aptiv Plc	—	40
AutoZone Inc. (a)	—	154
Best Buy Co. Inc.	2	127
Booking Holdings Inc. (a)	—	50
Delphi Technologies Plc	1	25
Dollar General Corp.	1	153
Dollar Tree Inc. (a)	1	101
Expedia Group Inc.	1	88
Ford Motor Co.	6	57
H&R Block Inc.	1	13
Hilton Worldwide Holdings Inc.	1	100
Home Depot Inc.	2	346
Lennar Corp. - Class A	2	70
Lowe's Cos. Inc.	1	116
Macy's Inc.	1	27
Magna International Inc.	1	74
Netflix Inc. (a)	—	137
Nike Inc. - Class B	1	57
O'Reilly Automotive Inc. (a)	—	148
PVH Corp.	1	116
Ralph Lauren Corp. - Class A	—	39
Ross Stores Inc.	2	182
Toll Brothers Inc.	—	14
Yum! Brands Inc.	1	97
		3,510
Consumer Staples 5.3%
Altria Group Inc.	2	100
Coca-Cola Co.	6	262
Constellation Brands Inc. - Class A	—	43
Energizer Holdings Inc.	—	13
Estee Lauder Cos. Inc. - Class A	1	139
Molson Coors Brewing Co. - Class B	2	136
Mondelez International Inc. - Class A	6	250
PepsiCo Inc.	3	317
Philip Morris International Inc.	3	251
Procter & Gamble Co.	1	123
		1,634
Energy 5.8%
Chevron Corp.	3	403
Concho Resources Inc. (a)	—	58
Diamondback Energy Inc.	1	154
EOG Resources Inc.	2	287
Exxon Mobil Corp.	2	132
Marathon Petroleum Corp.	3	228
Occidental Petroleum Corp.	3	257
ONEOK Inc.	1	76
Pioneer Natural Resources Co.	1	199
		1,794
Financials 13.0%
American Express Co.	1	58
American International Group Inc.	4	189
	Shares/Par[1]	Value ($)
Bank of America Corp.	16	478
Bank of New York Mellon Corp.	1	41
Berkshire Hathaway Inc. - Class B (a)	2	496
Capital One Financial Corp.	2	190
Charles Schwab Corp.	3	125
Chubb Ltd.	—	18
Citigroup Inc.	4	316
Citizens Financial Group Inc.	1	27
CME Group Inc.	—	29
Everest Re Group Ltd.	—	40
Goldman Sachs Group Inc.	1	107
Hartford Financial Services Group Inc.	2	107
Huntington Bancshares Inc.	1	19
Intercontinental Exchange Inc.	1	110
KeyCorp	9	172
Lincoln National Corp.	1	88
Marsh & McLennan Cos. Inc.	—	37
MetLife Inc.	3	133
Morgan Stanley	6	262
Principal Financial Group Inc.	1	34
Prudential Financial Inc.	1	58
Regions Financial Corp.	2	29
State Street Corp.	1	108
SunTrust Banks Inc.	2	156
T. Rowe Price Group Inc.	1	135
TD Ameritrade Holding Corp.	2	99
Voya Financial Inc.	—	14
Wells Fargo & Co.	6	328
		4,003
Health Care 14.7%
Abbott Laboratories	1	43
AbbVie Inc.	1	90
Agilent Technologies Inc.	—	28
Alexion Pharmaceuticals Inc. (a)	1	76
Allergan Plc	1	109
AmerisourceBergen Corp.	1	57
Amgen Inc.	—	86
Becton Dickinson & Co.	—	107
Biogen Inc. (a)	—	143
Boston Scientific Corp. (a)	7	269
Bristol-Myers Squibb Co.	2	134
Celgene Corp. (a)	1	83
CIGNA Corp.	1	260
CVS Health Corp.	3	200
Danaher Corp.	1	79
Eli Lilly & Co.	2	188
Gilead Sciences Inc.	2	160
Illumina Inc. (a)	—	66
Intuitive Surgical Inc. (a)	—	57
Johnson & Johnson	3	349
Medtronic Plc	3	258
Merck & Co. Inc.	3	228
Mylan NV (a)	1	36
Pfizer Inc.	9	414
Thermo Fisher Scientific Inc.	—	116
UnitedHealth Group Inc.	2	563
Vertex Pharmaceuticals Inc. (a)	1	109
Zimmer Biomet Holdings Inc.	2	201
Zoetis Inc. - Class A	—	15
		4,524
Industrials 9.4%
Boeing Co.	—	99
Caterpillar Inc.	1	140
Cummins Inc.	—	68
Deere & Co.	1	83
Delta Air Lines Inc.	3	145
Eaton Corp. Plc	3	215
Fastenal Co.	1	60
General Dynamics Corp.	1	189
Harris Corp.	—	23
Honeywell International Inc.	2	352
Ingersoll-Rand Plc	1	91
Masco Corp.	3	103
Norfolk Southern Corp.	1	263

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Northrop Grumman Systems Corp.	—	145
PACCAR Inc.	2	113
Snap-On Inc.	1	104
Stanley Black & Decker Inc.	1	164
Union Pacific Corp.	2	336
United Continental Holdings Inc. (a)	—	26
United Rentals Inc. (a)	—	12
United Technologies Corp.	1	160
		2,891
Information Technology 20.6%
Accenture Plc - Class A	—	76
Adobe Systems Inc. (a)	1	145
Alliance Data Systems Corp.	—	59
Analog Devices Inc.	3	252
Apple Inc.	5	1,207
Automatic Data Processing Inc.	2	230
Broadcom Inc.	1	170
Cisco Systems Inc.	2	84
Citrix Systems Inc. (a)	—	30
Fidelity National Information Services Inc.	1	154
First Data Corp. - Class A (a)	1	29
Hewlett Packard Enterprise Co.	7	120
HP Inc.	5	130
Intel Corp.	1	54
Intuit Inc.	—	38
MasterCard Inc. - Class A	—	91
Microchip Technology Inc.	2	156
Micron Technology Inc. (a)	1	25
Microsoft Corp.	12	1,352
Motorola Solutions Inc.	—	16
Nvidia Corp.	1	314
Oracle Corp.	4	228
PayPal Holdings Inc. (a)	2	159
Salesforce.com Inc. (a)	2	331
Skyworks Solutions Inc.	—	30
TE Connectivity Ltd.	1	119
Texas Instruments Inc.	2	243
Visa Inc. - Class A	3	431
Workday Inc. - Class A (a)	1	76
		6,349
Materials 2.3%
Avery Dennison Corp.	—	39
	Shares/Par[1]	Value ($)
Celanese Corp. - Class A	1	68
DowDuPont Inc.	5	324
Eastman Chemical Co.	1	132
Freeport-McMoRan Inc. - Class B	2	33
Newmont Mining Corp.	1	17
WestRock Co.	2	91
		704
Real Estate 2.1%
AvalonBay Communities Inc.	1	123
Digital Realty Trust Inc.	—	21
Equinix Inc.	—	46
Equity Residential Properties Inc.	2	103
Federal Realty Investment Trust	—	58
ProLogis Inc.	2	159
Ventas Inc.	1	41
Vornado Realty Trust	1	83
		634
Utilities 2.7%
Ameren Corp.	1	75
Exelon Corp.	4	176
NextEra Energy Inc.	2	273
PG&E Corp.	—	—
Public Service Enterprise Group Inc.	2	88
Sempra Energy	1	90
Xcel Energy Inc.	3	122
		824
Total Common Stocks (cost $29,105)		29,782
SHORT TERM INVESTMENTS 6.0%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	1,866	1,866
Total Short Term Investments (cost $1,866)		1,866
Total Investments 102.8% (cost $30,971)		31,648
Total Securities Sold Short 0.0% (proceeds $3)		(3)
Total Purchased Options 1.0% (cost $299)		302
Other Derivative Instruments (1.0)%		(299)
Other Assets and Liabilities, Net (2.8)%		(873)
Total Net Assets 100.0%		30,775

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.0%)
COMMON STOCKS (0.0%)
Industrials (0.0%)
Garrett Motion Inc.	—	(3)
Total Common Stocks (proceeds $3)		(3)
Total Securities Sold Short (0.0%) (proceeds $3)		(3)

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	6	December 2018	875	—	1

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,760.00	12/31/18	105	302
					302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	3,005.00	12/31/18	105	(241)
S&P 500 Index	Put	2,330.00	12/31/18	105	(58)
					(299)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 96.6%
Communication Services 1.3%
Electronic Arts Inc. (a)	145	17,471
Twitter Inc. (a)	395	11,242
		28,713
Consumer Discretionary 16.0%
Aptiv Plc	308	25,858
Bright Horizons Family Solutions Inc. (a)	183	21,576
GrubHub Inc. (a)	163	22,581
Hilton Worldwide Holdings Inc.	364	29,431
LKQ Corp. (a)	631	19,981
Lululemon Athletica Inc. (a)	178	28,907
O'Reilly Automotive Inc. (a)	141	48,937
Red Rock Resorts Inc. - Class A	649	17,299
Ross Stores Inc.	554	54,911
Thor Industries Inc.	129	10,797
Tractor Supply Co.	289	26,301
Ulta Beauty Inc. (a)	62	17,548
Vail Resorts Inc.	69	18,798
Wayfair Inc. - Class A (a) (b)	127	18,813
		361,738
Energy 1.6%
Concho Resources Inc. (a)	237	36,171
Financials 9.5%
Ameriprise Financial Inc.	94	13,850
Comerica Inc.	171	15,442
DocuSign Inc. (a) (b)	184	9,652
East West Bancorp Inc.	383	23,152
First Republic Bank	113	10,819
GoDaddy Inc. - Class A (a)	434	36,200
NASDAQ Inc.	306	26,272
Progressive Corp.	299	21,276
S&P Global Inc.	216	42,224
TD Ameritrade Holding Corp.	312	16,472
		215,359
Health Care 17.1%
Acadia HealthCare Co. Inc. (a) (b)	419	14,751
Alnylam Pharmaceuticals Inc. (a)	70	6,126
AmerisourceBergen Corp.	131	12,081
BioMarin Pharmaceutical Inc. (a)	126	12,179
Catalent Inc. (a)	369	16,799
Centene Corp. (a)	238	34,391
DexCom Inc. (a)	227	32,542
Edwards Lifesciences Corp. (a)	132	22,929
Elanco Animal Health Inc. (a) (b)	193	6,748
Exact Sciences Corp. (a) (b)	268	21,143
Exelixis Inc. (a)	628	11,125
Illumina Inc. (a)	51	18,830
Intercept Pharmaceuticals Inc. (a) (b)	81	10,185
Jazz Pharmaceuticals Plc (a)	198	33,256
ResMed Inc.	209	24,129
Sage Therapeutics Inc. (a)	81	11,427
Spark Therapeutics Inc. (a) (b)	134	7,293
Teladoc Health Inc. (a) (b)	285	24,653
Veeva Systems Inc. - Class A (a)	247	26,858
Vertex Pharmaceuticals Inc. (a)	79	15,265
WellCare Health Plans Inc. (a)	79	25,158
		387,868
Industrials 18.2%
Copart Inc. (a)	549	28,290
Curtiss-Wright Corp.	67	9,210
Fortive Corp. (b)	394	33,158
Fortune Brands Home & Security Inc.	244	12,797
HEICO Corp. - Class A	364	27,504
Kirby Corp. (a)	133	10,915
Lennox International Inc.	170	37,106
Nordson Corp.	150	20,868
Old Dominion Freight Line Inc.	130	20,980
Oshkosh Corp.	249	17,725
Parker Hannifin Corp.	91	16,774
Stanley Black & Decker Inc.	174	25,510
	Shares/Par[1]	Value ($)
Verisk Analytics Inc. (a)	214	25,786
WABCO Holdings Inc. (a)	127	14,955
Waste Connections Inc.	740	59,062
WW Grainger Inc.	81	28,879
XPO Logistics Inc. (a)	189	21,590
		411,109
Information Technology 29.2%
Advanced Micro Devices Inc. (a)	385	11,883
Amphenol Corp. - Class A	380	35,690
Arista Networks Inc. (a)	97	25,895
Autodesk Inc. (a)	219	34,157
Booz Allen Hamilton Holding Corp. - Class A	337	16,725
Corning Inc.	841	29,684
Fiserv Inc. (a)	388	32,005
Gartner Inc. (a)	184	29,116
Global Payments Inc.	331	42,182
Guidewire Software Inc. (a)	154	15,580
Lam Research Corp.	173	26,229
Marvell Technology Group Ltd.	1,042	20,106
Microchip Technology Inc. (b)	222	17,486
Palo Alto Networks Inc. (a)	188	42,326
Paycom Software Inc. (a) (b)	136	21,198
Proofpoint Inc. (a)	174	18,470
Red Hat Inc. (a)	218	29,736
ServiceNow Inc. (a)	258	50,531
Splunk Inc. (a)	236	28,498
Spotify Technology SA (a)	97	17,450
Square Inc. - Class A (a)	327	32,337
Take-Two Interactive Software Inc. (a)	169	23,348
Teradyne Inc.	372	13,771
Tyler Technologies Inc. (a)	93	22,717
Worldpay Inc. - Class A (a)	241	24,386
		661,506
Materials 2.7%
Avery Dennison Corp.	237	25,733
Eagle Materials Inc.	142	12,147
Vulcan Materials Co.	204	22,729
		60,609
Real Estate 1.0%
CBRE Group Inc. - Class A (a)	526	23,210
Total Common Stocks (cost $1,696,347)		2,186,283
SHORT TERM INVESTMENTS 7.3%
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	81,466	81,466
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	84,980	84,980
Total Short Term Investments (cost $166,446)		166,446
Total Investments 103.9% (cost $1,862,793)		2,352,729
Other Assets and Liabilities, Net (3.9)%		(89,056)
Total Net Assets 100.0%		2,263,673

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.7%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,668	4,673
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,036	2,913
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,468
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.81%, 08/15/45 (b)	14,411	740
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.38%, (1M US LIBOR + 0.21%), 07/20/46 (b)	349	268
Series 2006-1A1A-OA17, REMIC, 2.36%, (1M US LIBOR + 0.20%), 12/20/46 (b)	603	531
Countrywide Home Equity Loan Trust
Series 2004-A-I, 2.45%, (1M US LIBOR + 0.29%), 02/15/34 (b)	96	96
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	360	375
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	8,774
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 08/10/50	10,500	10,179
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 2.48%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	693	85
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/10/25 (a) (b)	2,989	2,966
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.35%, 02/25/34 (b)	293	285
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,267	1,273
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 4.36%, 10/25/34 (b)	175	179
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,012	1,908
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,683	3,632
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,504	6,427
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.21%, 10/25/35 (b)	59	60
SACO I Inc.
Series 2006-A-6, REMIC, 2.48%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	81	80
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 2.43%, (1M US LIBOR + 0.21%), 08/25/36 (b)	682	636
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,972	5,759
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,531
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	990	1,104
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	92	93
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	4,857
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/20/27 (a)	2,139	2,072
Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,368)		69,964
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 4.0%
Communication Services 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,830
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22 (e)	700	678
PepsiCo Inc.
3.00%, 08/25/21	782	779
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,437
		3,894
Energy 0.7%
Buckeye Partners LP
4.88%, 02/01/21	1,907	1,934
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	996
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,017
Occidental Petroleum Corp.
3.13%, 02/15/22	666	660
Phillips 66
4.30%, 04/01/22	912	936
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,697
		7,240
Financials 1.3%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,524
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,629
Citigroup Inc.
4.50%, 01/14/22	3,028	3,107
Credit Suisse AG
3.00%, 10/29/21	894	880
Goldman Sachs Group Inc.
5.75%, 01/24/22	840	894
2.91%, 06/05/23	1,350	1,306
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,592
U.S. Bancorp
3.00%, 03/15/22	1,715	1,693
		13,625
Health Care 0.1%
Actavis Funding SCS
3.45%, 03/15/22	991	985
Industrials 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22	571	561
Lockheed Martin Corp.
3.35%, 09/15/21	984	985
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,853
Union Pacific Corp.
1.80%, 02/01/20	869	854
		5,253
Real Estate 0.3%
Boston Properties LP
2.75%, 10/01/26	2,580	2,337
HCP Inc.
3.40%, 02/01/25	1,515	1,436
		3,773
Utilities 0.4%
Arizona Public Service Co.
2.20%, 01/15/20	665	657
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,137
Florida Power Corp.
3.10%, 08/15/21	1,203	1,196

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Virginia Electric & Power Co.
2.95%, 01/15/22	870	858
		3,848
Total Corporate Bonds And Notes (cost $43,135)		42,448
GOVERNMENT AND AGENCY OBLIGATIONS 84.2%
Collateralized Mortgage Obligations 36.4%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	19,527	18,750
Series MD-2835, REMIC, 4.50%, 08/15/19	45	45
Series BH-2870, REMIC, 4.50%, 10/15/19	373	375
Series QD-2931, REMIC, 4.50%, 02/15/20	151	152
Series BK-3037, REMIC, 4.50%, 09/15/20	387	390
Series PV-3860, REMIC, 5.00%, 05/15/22	4,324	4,456
Series VC-4050, REMIC, 4.00%, 07/15/23	5,359	5,426
Series ZA-2639, REMIC, 5.00%, 07/15/23	2,643	2,723
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,513
Series BY-3104, REMIC, 5.50%, 01/15/26	2,473	2,596
Series AK-3812, REMIC, 3.50%, 02/15/26	19,407	19,527
Series VN-4445, REMIC, 4.00%, 05/15/26	1,498	1,524
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,132
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,580
Series GT-3270, REMIC, 5.50%, 01/15/27	4,157	4,366
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,633
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,218
Series DG-3737, REMIC, 5.00%, 10/15/30	1,737	1,804
Series PA-3981, REMIC, 3.00%, 04/15/31	6,387	6,313
Series AM-2525, REMIC, 4.50%, 04/15/32	174	180
Series JE-4186, REMIC, 2.00%, 03/15/33	4,804	4,543
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,271
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,162	1,226
Series L-2836, REMIC, 4.50%, 04/15/34	242	244
Series QD-2882, REMIC, 4.50%, 07/15/34	368	376
Series MU-2915, REMIC, 5.00%, 01/15/35	1,600	1,690
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,976	2,162
Series OC-3047, REMIC, 5.50%, 07/15/35	1,033	1,052
Series CB-3688, REMIC, 4.00%, 06/15/36	1,642	1,674
Series PB-3283, REMIC, 5.50%, 07/15/36	1,291	1,388
Series B-3413, REMIC, 5.50%, 04/15/37	288	305
Series PE-3341, REMIC, 6.00%, 07/15/37	919	1,008
Series PL-3832, REMIC, 5.00%, 08/15/39	797	809
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,665	5,360
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,159
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	11,912
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,355
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,376
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,370
Federal National Mortgage Association
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	—	—
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	1,819	1,842
Series 2008-B-26, REMIC, 4.50%, 04/25/23	18	18
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	78	79
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	9,689	9,830
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,243	1,267
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	8,059	8,170
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	12,248	12,470
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	9,951
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,571
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	175	175
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,641
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	5,916	6,138
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,031
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	153	155
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,680
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,041
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,354
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,030
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,678
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	391	413
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	13,960
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,199
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	873	729
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,492
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	567	587
	Shares/Par[1]	Value ($)
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	4,620	4,662
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	3,112	3,290
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	303	312
Series 2010-SL-4, REMIC, 6.60%, (11.59% - (1M US LIBOR * 1)), 02/25/40 (b)	25	24
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,040
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,483
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,015	3,421
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	3,572	3,511
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	884	955
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,251
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	14,452	13,886
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,362	2,433
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	6,213	6,090
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,467
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	522	566
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,472	1,495
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	676	736
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	960	1,031
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	905	976
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,243	1,356
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,704	1,832
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	95	96
Interest Only, Series 2008-SA-40, REMIC, 4.24%, (6.40% - (1M US LIBOR * 1)), 05/16/38 (b)	1,885	266
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,198
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	2,721	2,697
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	3,676	3,823
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	14,599	15,807
Interest Only, Series 2011-SH-97, REMIC, 3.96%, (6.13% - (1M US LIBOR * 1)), 07/20/41 (b)	3,968	475
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	11,872
Series 2013-FA-H16, REMIC, 2.62%, (1M US LIBOR + 0.54%), 07/20/63 (b)	13,335	13,383
		383,918
Commercial Mortgage-Backed Securities 4.9%
Federal Home Loan Mortgage Corp.
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,896
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	7,937
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,373
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,874
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	3,883
Federal National Mortgage Association
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b)	5,151	4,955
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,319
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (b)	2,753	2,616
		51,853
Mortgage-Backed Securities 14.7%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	60	65
7.00%, 04/01/29 - 08/01/32	53	60
5.00%, 08/01/33 - 12/01/34	752	800
3.61%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 12/01/35 (b)	511	538
4.10%, (12M US LIBOR +/- MBS Spread), 01/01/37 (b)	25	27
5.50%, 07/01/38	2,094	2,274
4.50%, 10/01/40	795	829
3.00%, 01/01/47	4,685	4,502
Federal National Mortgage Association
5.00%, 02/01/19 - 11/01/40	12,973	13,817
10.50%, 08/01/20	—	—
3.18%, 09/01/25	5,174	5,133
4.00%, 02/01/25 - 03/01/48	31,920	32,523
3.03%, 12/01/25	20,350	19,892
2.94%, 01/01/26	23,305	22,661
3.10%, 01/01/26	7,500	7,344
7.00%, 05/01/26 - 01/01/30	13	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.33%, 03/01/27	2,512	2,483
2.97%, 06/01/27	6,445	6,310
8.00%, 11/01/29 - 03/01/31	34	41
7.50%, 02/01/31	3	4
6.50%, 03/01/26 - 03/01/36	154	171
5.50%, 02/01/35 - 10/01/36	2,505	2,729
6.00%, 02/01/31 - 12/01/36	4,382	4,838
3.50%, 09/01/45 - 01/01/46	17,820	17,584
3.00%, 03/01/43 - 03/01/46	4,171	4,013
REMIC, 2.90%, 06/25/27	5,262	4,937
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	818	903
		154,493
Municipal 1.5%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f)	20,487	16,348
Sovereign 5.1%
Israel Government AID Bond
Interest Only, 0.00%, 11/01/21 (f)	10,000	9,056
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,687
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f)	51,010	42,887
		53,630
Treasury Inflation Indexed Securities 3.7%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (g)	35,953	38,565
U.S. Government Agency Obligations 1.3%
Federal Home Loan Bank
5.25%, 12/11/20 (h)	4,500	4,719
5.75%, 06/12/26 (h)	5,000	5,832
Federal National Mortgage Association
Principal Only, 0.00%, 03/23/28 (f) (h)	4,000	2,894
		13,445
U.S. Treasury Securities 16.6%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	23,006
5.38%, 02/15/31	23,000	28,419
3.75%, 11/15/43	7,000	7,663
3.00%, 05/15/45	27,500	26,525
2.88%, 08/15/45	10,000	9,413
U.S. Treasury Note
3.38%, 11/15/19	25,000	25,184
2.63%, 08/15/20 - 11/15/20	45,000	44,818
	Shares/Par[1]	Value ($)
2.00%, 11/30/22	10,000	9,634
		174,662
Total Government And Agency Obligations (cost $909,063)		886,914
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (i) (j)	16,407	16,407
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (i) (j)	227	227
Total Short Term Investments (cost $16,634)		16,634
Total Investments 96.5% (cost $1,041,200)		1,015,960
Other Assets and Liabilities, Net 3.5%		36,997
Total Net Assets 100.0%		1,052,957

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $49,651 and 4.7%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 2.48%, 06/25/36	05/22/06	693	85	—
SACO I Inc., Series 2006-A-6 REMIC, 2.48%, 06/25/36	05/30/06	81	80	—
		774	165	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 95.1%
Argentina 1.6%
YPF SA - Class D - ADR (a)	840	12,980
Brazil 8.0%
AMBEV SA - ADR	2,063	9,429
Banco do Brasil SA	2,671	19,437
BB Seguridade Participacoes SA	1,748	10,408
CCR SA	2,779	5,774
Cia de Saneamento Basico do Estado de Sao Paulo	745	4,362
Cielo SA	2,617	7,907
Petrobras Distribuidora SA	1,399	6,744
		64,061
China 19.7%
AAC Technologies Holdings Inc.	677	7,022
Anhui Conch Cement Co. Ltd. - Class H	1,772	10,678
Baidu.com - Class A - ADR (b)	54	12,400
China Construction Bank Corp. - Class H	44,147	38,542
China Mobile Ltd. - ADR	616	30,125
China Shenhua Energy Co. Ltd. - Class H	2,888	6,584
CNOOC Ltd.	5,027	10,005
ENN Energy Holdings Ltd.	657	5,696
Hengan International Group Co. Ltd.	726	6,682
NetEase.com Inc. - ADR	78	17,776
Weichai Power Co. Ltd. - Class H	9,787	12,166
		157,676
Egypt 1.0%
Commercial International Bank Egypt SAE - GDR	1,767	8,033
Hong Kong 0.7%
ASM Pacific Technology Ltd.	585	5,963
Hungary 1.8%
OTP Bank Plc	385	14,284
India 8.2%
Axis Bank Ltd. (b)	1,808	15,311
Bajaj Auto Ltd.	160	5,939
HCL Technologies Ltd.	463	6,964
Hero Motocorp Ltd.	229	9,247
Infosys Technologies Ltd. - ADR	654	6,655
Tata Consultancy Services Ltd.	706	21,304
		65,420
Indonesia 5.0%
Astra International Tbk PT	16,029	7,917
Bank Mandiri Persero Tbk PT	31,706	14,319
Semen Gresik Persero Tbk PT	8,643	5,765
Telekomunikasi Indonesia Persero Tbk PT - ADR (a)	486	11,889
		39,890
Malaysia 0.6%
British American Tobacco Malaysia Bhd	636	4,877
Mexico 3.5%
America Movil SAB de CV - Class L - ADR	1,004	16,122
Grupo Mexico SAB de CV - Class B	2,061	5,943
Kimberly-Clark de Mexico SAB de CV - Class A	3,335	5,934
		27,999
Pakistan 1.6%
Habib Bank Ltd.	2,170	2,646
Oil & Gas Development Co. Ltd.	2,332	2,876
Pakistan Petroleum Ltd.	4,272	7,347
		12,869
Philippines 0.7%
PLDT Inc. - ADR (a)	233	5,991
	Shares/Par[1]	Value ($)
Russian Federation 9.4%
Alrosa AO	4,893	7,969
Gazprom OAO Via Gaz Capital SA - ADR	1,954	9,755
Lukoil PJSC - ADR	207	15,922
Magnit PJSC - GDR	385	5,476
Mobile Telesystems PJSC - ADR	1,267	10,807
Sberbank of Russia - ADR (a)	2,001	25,378
		75,307
South Africa 8.9%
Bidvest Group Ltd. (a)	506	6,625
Imperial Holdings Ltd.	650	8,054
Life Healthcare Group Holdings Ltd.	3,192	5,535
Nedbank Group Ltd.	403	7,523
PPC Ltd. (b)	5,284	2,408
Sanlam Ltd.	1,405	7,849
Shoprite Holdings Ltd.	859	11,647
Standard Bank Group Ltd.	673	8,322
Vodacom Group Ltd.	938	8,351
Woolworths Holdings Ltd.	1,413	4,955
		71,269
South Korea 15.8%
Coway Co. Ltd.	139	10,893
Hyundai Mobis	59	12,010
KB Financial Group Inc.	240	11,737
Korea Life Insurance Co. Ltd.	1,184	5,638
KT&G Corp.	75	6,988
Samsung Electronics Co. Ltd.	867	36,277
Shinhan Financial Group Co. Ltd.	459	18,607
SK Hynix Inc.	365	24,100
		126,250
Taiwan 4.9%
Hon Hai Precision Industry Co. Ltd. - GDR	1,926	10,148
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	665	29,361
		39,509
Thailand 1.7%
Kasikornbank PCL	1,080	7,273
Siam Cement PCL	452	6,572
		13,845
Turkey 2.0%
KOC Holding A/S	2,265	6,390
Tupras Turkiye Petrol Rafinerileri A/S	420	9,354
Turk Telekomunikasyon A/S (b)	131	79
		15,823
Total Common Stocks (cost $728,559)		762,046
SHORT TERM INVESTMENTS 10.0%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	40,822	40,822
Securities Lending Collateral 4.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	39,633	39,633
Total Short Term Investments (cost $80,455)		80,455
Total Investments 105.1% (cost $809,014)		842,501
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (5.1)%		(41,043)
Total Net Assets 100.0%		801,457

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/18	HKD	1,885	241	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/03/18	HKD	1,246	159	—
					400	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 99.4%
Argentina 4.0%
MercadoLibre Inc.	31	10,550
Brazil 2.1%
AMBEV SA - ADR	869	3,971
Cielo SA	545	1,647
		5,618
China 9.0%
Alibaba Group Holding Ltd. - ADS (a)	84	13,873
Baidu.com - Class A - ADR (a)	44	9,993
		23,866
Denmark 3.2%
Novo Nordisk A/S - Class B	181	8,528
France 4.3%
Danone SA	93	7,237
Sodexo SA	40	4,204
		11,441
Italy 1.2%
Prada SpA	650	3,120
Netherlands 5.2%
Adyen NV (a) (b)	8	6,285
Core Laboratories NV	13	1,508
Unilever NV - CVA	109	6,038
		13,831
Sweden 1.8%
Elekta AB - Class B	349	4,683
Switzerland 6.9%
Nestle SA	61	5,103
Novartis AG	63	5,411
Roche Holding AG	31	7,611
		18,125
United Kingdom 7.3%
Diageo Plc	107	3,794
Experian Plc	256	6,565
Reckitt Benckiser Group Plc	43	3,931
	Shares/Par[1]	Value ($)
Shire Plc	81	4,884
		19,174
United States of America 54.4%
Alphabet Inc. - Class A (a)	10	11,955
Amazon.com Inc. (a)	10	19,163
American Express Co.	25	2,667
Coca-Cola Co.	109	5,019
Colgate-Palmolive Co.	69	4,624
Deere & Co.	64	9,554
Expeditors International of Washington Inc.	57	4,228
Facebook Inc. - Class A (a)	76	12,448
Microsoft Corp.	64	7,300
Oracle Corp.	239	12,308
Procter & Gamble Co.	64	5,347
QUALCOMM Inc.	99	7,149
Schlumberger Ltd.	99	6,035
SEI Investments Co.	72	4,408
Under Armour Inc. - Class A (a)	279	5,922
Visa Inc. - Class A	79	11,870
Yum China Holdings Inc.	249	8,730
Yum! Brands Inc.	54	4,944
		143,671
Total Common Stocks (cost $258,760)		262,607
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	703	703
Total Short Term Investments (cost $703)		703
Total Investments 99.7% (cost $259,463)		263,310
Other Assets and Liabilities, Net 0.3%		777
Total Net Assets 100.0%		264,087

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $6,285 and 2.4%, respectively.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BCL	10/03/18	HKD	(120)	(15)	—
					(15)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Staples Sector Fund
COMMON STOCKS 99.0%
Consumer Staples 99.0%
Altria Group Inc.	37	2,255
Andersons Inc.	—	9
Archer-Daniels-Midland Co.	12	611
Avon Products Inc. (a)	4	9
B&G Foods Inc. (b)	1	17
Boston Beer Co. Inc. - Class A (a)	—	23
Brown-Forman Corp. - Class B	6	310
Bunge Ltd.	3	235
Calavo Growers Inc. (b)	—	17
Cal-Maine Foods Inc.	—	20
Campbell Soup Co. (b)	5	172
Casey's General Stores Inc.	1	135
Central Garden & Pet Co. (a) (b)	—	3
Central Garden & Pet Co. - Class A (a)	1	41
Chefs' Warehouse Inc. (a)	—	8
Church & Dwight Co. Inc.	6	334
Clorox Co.	3	432
Coca-Cola Bottling Co.	—	8
Coca-Cola Co.	79	3,662
Colgate-Palmolive Co.	18	1,171
ConAgra Brands Inc.	9	311
Constellation Brands Inc. - Class A	4	769
Costco Wholesale Corp.	8	1,797
Coty Inc. - Class A	9	112
Darling Ingredients Inc. (a)	5	88
Dean Foods Co.	1	6
e.l.f. Beauty Inc. (a) (b)	—	3
Edgewell Personal Care Co. (a)	2	73
Energizer Holdings Inc.	2	105
Estee Lauder Cos. Inc. - Class A	5	702
Farmer Bros. Co. (a)	—	2
Flowers Foods Inc.	5	85
Fresh Del Monte Produce Inc.	1	31
Freshpet Inc. (a)	—	7
General Mills Inc.	13	556
Hain Celestial Group Inc. (a)	2	63
Herbalife Nutrition Ltd. (a)	3	151
Hershey Co.	3	331
Hormel Foods Corp.	7	269
Hostess Brands Inc. - Class A (a)	2	23
Ingles Markets Inc. - Class A	—	3
Ingredion Inc.	2	185
Inter Parfums Inc.	—	9
J&J Snack Foods Corp.	—	21
JM Smucker Co.	3	275
John B. Sanfilippo & Son Inc.	—	6
Kellogg Co.	6	409
Kimberly-Clark Corp.	7	848
Kraft Heinz Foods Co.	13	721
Kroger Co.	18	516
Lamb Weston Holdings Inc.	4	234
Lancaster Colony Corp.	—	38
Landec Corp. (a)	—	2
McCormick & Co. Inc.	3	364
Medifast Inc.	—	20
MGP Ingredients Inc.	—	8
Molson Coors Brewing Co. - Class B	4	269
	Shares/Par[1]	Value ($)
Mondelez International Inc. - Class A	31	1,330
Monster Beverage Corp. (a)	9	539
National Beverage Corp. (a)	—	20
Nu Skin Enterprises Inc. - Class A	1	98
PepsiCo Inc.	28	3,115
Performance Food Group Co. (a)	1	32
Philip Morris International Inc.	31	2,515
Pinnacle Foods Inc.	3	195
Post Holdings Inc. (a)	2	169
PriceSmart Inc.	1	56
Procter & Gamble Co.	49	4,103
Rite Aid Corp. (a) (b)	10	13
Sanderson Farms Inc. (b)	—	26
Seaboard Corp.	—	11
Simply Good Foods Co. (a)	1	28
Smart & Final Stores Inc. (a)	—	1
SpartanNash Co.	—	9
Spectrum Brands Holdings Inc.	1	56
Sprouts Farmers Market Inc. (a)	3	67
Supervalu Inc. (a)	2	50
Sysco Corp.	11	777
Tootsie Roll Industries Inc. (b)	—	4
TreeHouse Foods Inc. (a)	1	50
Tyson Foods Inc. - Class A	7	398
United Natural Foods Inc. (a)	1	31
Universal Corp.	—	22
US Foods Holding Corp. (a)	6	170
USANA Health Sciences Inc. (a)	—	20
Vector Group Ltd. (b)	4	53
Village Super Market Inc. - Class A	—	2
Walgreens Boots Alliance Inc.	18	1,291
Walmart Inc.	30	2,841
WD-40 Co.	—	22
Weis Markets Inc.	—	5
Total Common Stocks (cost $36,625)		37,003
INVESTMENT COMPANIES 0.1%
Vanguard Consumer Staples ETF	—	58
Total Investment Companies (cost $59)		58
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	480	480
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	134	134
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	10	10
Total Short Term Investments (cost $624)		624
Total Investments 100.8% (cost $37,308)		37,685
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.8)%		(314)
Total Net Assets 100.0%		37,372

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Consumer Staples Select Sector	5	December 2018	275	1	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 95.2%
Australia 0.0%
MMG Ltd. (a)	608	314
Brazil 3.9%
AMBEV SA	1,072	4,882
Atacadao Distribuicao Comercio e Industria Ltda	88	323
B3 SA	475	2,754
Banco Bradesco SA	231	1,458
Banco do Brasil SA	201	1,461
Banco Santander Brasil SA	96	849
BB Seguridade Participacoes SA	149	890
BR Malls Participacoes SA	154	368
BRF SA (a)	122	660
CCR SA	276	574
Centrais Eletricas Brasileiras SA (a)	45	174
Cia de Saneamento Basico do Estado de Sao Paulo	87	508
Cia Siderurgica Nacional SA	141	327
Cielo SA	293	886
Cosan SA	40	320
Embraer SA	140	686
Energias do Brasil SA	65	207
Engie Brasil Energia SA	41	357
Equatorial Energia SA	38	533
Fibria Celulose SA	58	1,085
Hypera SA	87	611
IRB-Brasil Resseguros SA	29	472
JBS SA	234	542
Klabin SA	167	820
Kroton Educacional SA	325	910
Localiza Rent a Car SA	121	687
Lojas Renner SA	157	1,200
M Dias Branco SA	25	241
Magazine Luiza SA	17	524
Multiplan Empreendimentos Imobiliarios SA	66	305
Natura Cosmeticos SA	38	270
Odontoprev SA	65	207
Petrobras Distribuidora SA	91	437
Petroleo Brasileiro SA	700	4,218
Porto Seguro SA	24	351
Raia Drogasil SA	56	999
Rumo SA (a)	251	929
Sul America SA	45	292
Suzano Papel e Celulose SA	98	1,159
Tim Participacoes SA	201	584
Ultrapar Participacoes SA	85	783
Vale SA	723	10,691
WEG SA	186	906
		47,440
Chile 1.0%
Aguas Andinas SA - Class A	649	359
Banco de Chile	6,386	972
Banco de Credito e Inversiones	11	746
Banco Santander Chile	15,424	1,234
Cencosud SA	330	784
Cia Cervecerias Unidas SA	31	436
Colbun SA	1,963	424
Empresas CMPC SA	278	1,120
Empresas COPEC SA	91	1,401
Enel Americas SA	6,593	1,016
Enel Chile SA	6,147	619
ENTEL Chile SA	27	228
Itau CorpBanca	36,097	372
Lan Airlines SA	68	647
S.A.C.I. Falabella	163	1,327
		11,685
China 25.8%
3SBio Inc.	300	505
51job Inc. - ADR (a)	5	370
58.Com Inc. - Class A - ADR (a)	21	1,579
AAC Technologies Holdings Inc. (b)	161	1,671
AECC Aviation Power Co. Ltd. - Class A	3	11
Agile Property Holdings Ltd.	314	443
	Shares/Par[1]	Value ($)
Agricultural Bank of China Ltd. - Class A	295	167
Air China Ltd. - Class A	7	8
Air China Ltd. - Class H	462	446
Aisino Corp. - Class A	3	11
Alibaba Group Holding Ltd. - ADS (a)	265	43,603
Alibaba Health Information Technology Ltd. (a)	838	823
Alibaba Pictures Group Ltd. (a)	3,400	465
Aluminum Corp. of China Ltd. - Class H (a) (b)	732	326
Angang Steel Co. Ltd.	270	241
Angang Steel Co. Ltd. - Class A	17	15
Anhui Conch Cement Co. Ltd. - Class A	4	21
Anhui Conch Cement Co. Ltd. - Class H	294	1,772
Anxin Trust Co. Ltd. - Class A	7	5
Autohome Inc. - Class A - ADR (b)	13	1,044
AVIC Aircraft Co. Ltd. (a)	2	12
AVIC Aircraft Co. Ltd. - Class A	4	10
AVIC Capital Co. Ltd. - Class A	14	9
BAIC Motor Corp. Ltd. - Class H	449	361
Baidu.com - Class A - ADR (a)	63	14,406
Bank of Beijing Co. Ltd. - Class A	23	20
Bank of China Ltd. - Class A	51	28
Bank of China Ltd. - Class H	18,197	8,087
Bank of Communications Co. Ltd. - Class A	141	120
Bank of Communications Co. Ltd. - Class H	2,045	1,531
Bank of Guiyang Co. Ltd. - Class A	55	98
Bank of Jiangsu Co. Ltd. - Class A	15	14
Bank of Nanjing Co. Ltd. - Class A	9	10
Bank of Ningbo Co. Ltd. - Class A	6	16
Bank of Shanghai Co. Ltd. - Class A	14	24
Baoshan Iron & Steel Co. Ltd.	26	29
Baozun Inc. - ADR (a) (b)	8	403
BBMG Corp. - Class A	21	11
BBMG Corp. - Class H (b)	578	198
Beijing Capital Co. Ltd. - Class A	165	91
Beijing Capital International Airport Co. Ltd. - Class H	350	424
Beijing Dabeinong Technology Group Co. Ltd. - Class A	13	7
Beijing Enterprises Holdings Ltd.	100	559
Beijing Huaer Co. Ltd. - Class A	97	97
Beijing Shiji Information Technology Co. Ltd. - Class A	1	7
Beijing Tongrentang Co. Ltd. - Class A	2	8
BOE Technology Group Co. Ltd. - Class A	45	20
Brilliance China Automotive Holdings Ltd.	646	1,047
BYD Co. Ltd. - Class A	2	16
BYD Co. Ltd. - Class H (b)	139	1,000
BYD Electronic International Co. Ltd.	166	245
CAR Inc. (a)	192	152
Changjiang Securities Co. Ltd. - Class A	10	7
China Agri-Industries Holdings Ltd.	536	207
China Avionics Systems Co. Ltd. - Class A	4	8
China CITIC Bank Corp. Ltd. - Class A	8	7
China CITIC Bank Corp. Ltd. - Class H	2,088	1,335
China Coal Energy Co. - Class H	523	221
China Communications Construction Co. Ltd. - Class A	3	6
China Communications Constructions Co. Ltd. - Class H	1,035	1,056
China Conch Venture Holdings Ltd.	377	1,316
China Construction Bank Corp. - Class A	28	29
China Construction Bank Corp. - Class H	21,956	19,169
China COSCO Holdings Co. Ltd. - Class H (a)	651	270
China Eastern Airlines Corp. Ltd. - Class A	17	14
China Eastern Airlines Corp. Ltd. - Class H	364	234
China Everbright Bank Co. Ltd. - Class A	34	19
China Film Co. Ltd. - Class A	50	95
China First Capital Group Ltd. (a)	676	363
China Fortune Land Development Co. Ltd. - Class A	4	14
China Gezhouba Group Co. Ltd - Class A	7	8
China Grand Automotive Services Ltd. - Class A	9	9
China Huarong Asset Management Co. Ltd. - Class H	2,159	397
China Huishan Dairy Holdings Co. Ltd. (a) (c)	946	51
China International Capital Corp. - Class H	211	389
China International Marine Containers Co. Ltd. - Class A	5	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
China International Marine Containers Co. Ltd. - Class H	106	113
China International Travel Service Corp. Ltd.	3	27
China Life Insurance Co. Ltd. - Class A	2	6
China Life Insurance Co. Ltd. - Class H	1,711	3,877
China Literature Ltd. (a)	46	291
China Longyuan Power Group Corp. - Class H	781	658
China Merchants Bank Co. Ltd. - Class A	56	248
China Merchants Holdings International Co. Ltd.	256	491
China Merchants Securities Co. Ltd. - Class A	8	15
China Merchants Shekou Industrial Zone Holdings Co. - Class A	9	25
China Minsheng Banking Corp. Ltd. - Class A	31	29
China Minsheng Banking Corp. Ltd. - Class H	1,498	1,112
China Mobile Ltd.	1,405	13,878
China Molybdenum Co. Ltd. - Class A	131	87
China Molybdenum Co. Ltd. - Class H	617	259
China National Building Material Co. Ltd. - Class H	878	781
China National Chemical Engineering Group Corp. - Class A	9	9
China National Nuclear Power Co. Ltd. - Class A	16	14
China Northern Rare Earth High-Tech Co. Ltd. - Class A	5	7
China Nuclear Engineering Group Corp. Ltd. - Class A	77	86
China Pacific Insurance Co. Ltd. - Class A	26	133
China Pacific Insurance Group Co. Ltd. - Class H	595	2,292
China Petroleum & Chemical Corp. - Class A	27	28
China Petroleum & Chemical Corp. - Class H	5,926	5,939
China Railway Construction Corp. Ltd. - Class A	69	112
China Railway Construction Corp. Ltd. - Class H	418	564
China Railway Group Ltd. - Class H	851	843
China Railway Signal & Communication Corp. Ltd. - Class H	383	271
China Reinsurance Corp. - Class H	1,504	298
China Resources Cement Holdings Ltd.	586	682
China Resources Pharmaceutical Group Ltd.	359	569
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	2	8
China Shenhua Energy Co. Ltd.	11	33
China Shenhua Energy Co. Ltd. - Class H	795	1,813
China Shipbuilding Industry Group Power Co. Ltd. - Class A	36	120
China South Publishing & Media Group Co. Ltd. - Class A	6	10
China Southern Airlines Co. Ltd. - Class A	15	15
China Southern Airlines Co. Ltd. - Class H	460	295
China Spacesat Co. Ltd. - Class A	3	7
China State Construction Engineering Corp. Ltd. - Class A	169	135
China Telecom Corp. Ltd. - Class H	3,318	1,650
China Tower Corp. Ltd. (a)	7,772	1,135
China Traditional Chinese Medicine Co. Ltd.	464	316
China Travel International Investment Hong Kong Ltd.	564	181
China United Network Communications Ltd.	108	87
China Vanke Co. Ltd. - Class A	17	59
China Yangtze Power Co. Ltd. - Class A	58	138
China Zhongwang Holdings Ltd.	386	189
Chinese Universe Publishing & Media Co. Ltd. - Class A	4	7
Chong Sing Holdings Fintech Group Ltd. (a)	4,292	231
Chongqing Changan Automobile Co. Ltd. - Class B	171	138
Chongqing Chang'an Industry Co. Ltd. - Class A	11	11
Chongqing Rural Commercial Bank - Class H	592	324
CIFI Holdings Group Co. Ltd.	830	382
CITIC Guoan Information Industry Co. Ltd. - Class A	140	79
CITIC Securities Co. Ltd. - Class A	9	21
CITIC Securities Co. Ltd. - Class H	533	946
CNOOC Ltd.	4,060	8,080
COSCO Shipping Development Co. Ltd. - Class A (a)	73	25
COSCO Shipping Development Co. Ltd. - Class H (a)	896	121
COSCO Shipping Holdings Co. Ltd. - Class A (a)	23	14
Country Garden Holdings Co. Ltd.	1,706	2,149
Country Garden Services Holdings Co. Ltd. (a)	231	392
CRRC Corp. Ltd. - Class A	28	35
CRRC Corp. Ltd. - Class H	958	874
	Shares/Par[1]	Value ($)
Ctrip.com International Ltd. - ADR (a)	92	3,431
Dali Food Group Co. Ltd.	530	383
Daqin Railway Co. Ltd. - Class A	19	23
Datang International Power Generation Co. Ltd. - Class H	780	197
DHC Software Co. Ltd. - Class A	5	7
Dong-E-E-Jiao Co. Ltd. - Class A	2	12
Dongfeng Motor Group Co. Ltd. - Class H	666	685
Dongxing Securities Co. Ltd. - Class A	5	7
Dongxu Optoelectronic Technology Co. Ltd. - Class A	8	7
Dr. Peng Telecom & Media Group Co. Ltd. - Class A	59	89
Dragon Delight Holdings Co. Ltd.	256	289
ENN Energy Holdings Ltd.	169	1,468
Everbright Securities Co. Ltd. - Class A	5	7
Fang Holdings Ltd. - ADR (a)	53	138
Fangda Carbon New Material Co. Ltd. - Class A	2	8
Far East Horizon Ltd.	483	460
Financial Street Holding Co. Ltd. - Class A	6	6
First Capital Securities Co. Ltd. - Class A	121	92
Focus Media Information Technology Co. Ltd. - Class A	18	22
Foshan Haitian Flavoring & Food Co. Ltd. - Class A	3	39
Fosun International Ltd.	592	1,045
Founder Securities Co. Ltd. - Class A	15	12
Fullshare Holdings Ltd. (b)	1,450	700
Future Land Development Holdings Ltd.	460	299
Fuyao Glass Industry Group Co. Ltd. - Class A	3	10
Fuyao Glass Industry Group Co. Ltd. - Class H	96	350
GD Power Development Co. Ltd.	30	11
GDS Holdings Ltd. - ADR (a) (b)	15	530
Geely Automobile Holdings Ltd.	1,100	2,197
Gemdale Corp. - Class A	7	9
Genscript Biotech Corp. (a) (c)	202	309
GF Securities Co. - Class A	8	15
GF Securities Co. Ltd. - Class H	328	421
Giant Network Group Co. Ltd. - Class A (c)	34	94
Goertek Inc. - Class A	5	7
Great Wall Motor Co. Ltd. - Class H (b)	582	371
Gree Electric Appliances Inc. - Class A (a)	4	23
Greenland Holding Group Co. Ltd. - Class A	11	10
Greentown China Holdings Ltd. (b)	186	149
Greentown China Holdings Ltd.	225	210
Guangshen Railway Co. Ltd. - Class A	164	86
Guangzhou Automobile Group Co. Ltd. - Class A	4	7
Guangzhou Automobile Group Co. Ltd. - Class H	640	709
Guangzhou Baiyunshan Pharmaceutical Holdings Co. - Class A	2	12
Guangzhou Haige Communications Group Inc. - Class A	7	9
Guangzhou R&F Properties Co. Ltd. - Class H	244	450
Guotai Junan Securities Co. Ltd. - Class A	14	29
Guotai Junan Securities Co. Ltd. - Class H	152	313
Guoxin Securities Co. Ltd. - Class A	5	6
Haitian International Holdings Ltd.	163	363
Haitong International Securities Group Ltd. - Class A	9	12
Hangzhou Bank Co. Ltd. - Class A	8	9
Hangzhou Hikvision Digital Technology Co. Ltd. - Class A	33	137
Hangzhou Robam Appliances Co. Ltd. - Class A	25	86
Han's Laser Technology Industry Group Co. Ltd. - Class A	1	9
Heilan Home Garments Co. Ltd. - Class A	4	6
Henan Shuanghui Investment & Development Co. Ltd. - Class A	3	13
Hengan International Group Co. Ltd.	170	1,564
Hengli Petrochemical Co. Ltd.	6	14
Hua Hong Semiconductor Ltd.	91	196
Hua Xia Bank Co. Ltd. - Class A	14	17
HuaAn Securities Co. Ltd. - Class A	124	91
Huadian Power International Corp. Ltd. - Class A	55	33
Huadian Power International Corp. Ltd. - Class H	382	149
Huadong Medicine Co. Ltd. - Class A	2	13
Huaneng Power International Inc. - Class A	18	20
Huaneng Power International Inc. - Class H	934	614
Huaneng Renewables Corp. Ltd. - Class H	1,184	352
Huatai Securities Co. Ltd. - Class A (a)	8	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Huatai Securities Co. Ltd. - Class H (a)	332	476
HUAYU Automotive Systems Co. Ltd. - Class A	4	13
Huazhu Group Ltd. - ADS	30	982
Hubei Energy Group Co. Ltd. - Class A	21	12
Hubei Granules-Biocause Pharmaceutical Co. Ltd. - Class A	8	7
Hundsun Technologies Inc. - Class A	1	6
iFlyTek Co. Ltd. - Class A	3	10
Industrial & Commercial Bank of China Ltd. - Class A	181	152
Industrial & Commercial Bank of China Ltd. - Class H	15,834	11,561
Industrial Bank Co. Ltd. - Class A	68	157
Industrial Securities Co. Ltd. - Class A	13	8
Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	61	15
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	8	29
Inner Mongolia Yitai Coal Co. Ltd. - Class B	274	328
JD.com Inc. - Class A - ADR (a)	167	4,353
Jiangsu Expressway Co. Ltd. - Class H	303	389
Jiangsu Hengrui Medicine Co. Ltd. - Class A	14	125
Jiangsu Hengtong Optic-Electric Co. Ltd. - Class A	3	11
Jiangsu Siyang Yanghe Vintage Co. Ltd. - Class A	2	39
Jiangsu Xincheng Real Estate Co. Ltd - Class A	3	13
Jiangxi Copper Co. Ltd. - Class A	45	94
Jiangxi Copper Co. Ltd. - Class H	194	226
Jiangxi Ganfeng Lithium Co. Ltd. - Class A	21	98
Jiayuan International Group Ltd.	206	353
Jihua Group Corp. Ltd. - Class A	168	91
Jinduicheng Molybdenum Group Co. Ltd. - Class A	105	96
Jinke Real Estate Group Co. Ltd. - Class A	12	9
Jointown Pharmaceutical Group Co. Ltd. - Class A	4	9
Kaisa Group Holdings Ltd.	549	176
Kangmei Pharmaceutical Co. Ltd. - Class A	7	21
Kweichow Moutai Co. Ltd. - Class A	4	382
KWG Property Holding Ltd.	327	300
Lee & Man Paper Manufacturing Ltd.	370	343
Legend Holdings Corp. - Class H	86	265
Liaoning Chengda Co. Ltd. - Class A	3	6
LONGi Green Energy Technology Co. Ltd. - Class A	53	108
Luxshare Precision Industry Co. Ltd. - Class A	6	13
Luye Pharma Group Ltd. (b)	301	271
Luzhou Lao Jiao Vintage Co. Ltd. - Class A	2	13
Maanshan Iron & Steel Co. Ltd. - Class A	10	6
Meinian Onehealth Healthcare Holdings Co. Ltd. - Class A	5	13
Meitu Inc. (a)	447	313
Metallurgical Corp. of China Ltd. - Class A	49	25
Metallurgical Corp. of China Ltd. - Class H	693	195
Midea Group Co. Ltd. (c)	24	139
Momo Inc. - ADR (a)	33	1,456
Muyuan Foods Co. Ltd. - Class A	3	10
NARI Technology Co. Ltd.	11	27
NetEase.com Inc. - ADR	18	4,136
New China Life Insurance Co. Ltd. - Class A	1	8
New Hope Liuhe Co. Ltd. - Class A	10	9
New Oriental Education & Technology Group - ADR	33	2,479
Nexteer Automotive Group Ltd.	209	332
Ninestar Corp. - Class A	2	6
Ningbo Zhoushan Port Group Co. Ltd. - Class A	11	7
Noah Holdings Ltd. - Class A - ADS (a)	7	308
Offshore Oil Engineering Co. Ltd. - Class A	8	8
O-Film Tech Co. Ltd. - Class A	5	9
Orient Securities Co. Ltd. - Class A	7	10
Oriental Pearl Group Co. Ltd. - Class A	7	11
Perfect World Co. Ltd. - Class A	28	100
PetroChina Co. Ltd. - Class A	14	19
PetroChina Co. Ltd. - Class H	4,919	3,997
Ping An Bank Co. Ltd. - Class A	23	36
Ping An Insurance Co. of China Ltd. - Class A	27	271
Ping An Insurance Group Co. of China Ltd. - Class H	1,198	12,163
Poly Real Estate Co. Ltd. - Class A	17	29
Postal Savings Bank of China Co. Ltd. - Class H	581	366
Power Construction Corp. of China Ltd. - Class A	13	10
Qingdao Haier Co. Ltd. - Class A	8	19
Qinghai Salt Lake Potash Co. Ltd. - Class A (a)	91	119
RiseSun Real Estate Development Co. Ltd. - Class A	6	7
	Shares/Par[1]	Value ($)
Rongsheng Petrochemical Co. Ltd. - Class A	6	10
SAIC Motor Corp. Ltd. - Class A	11	52
Sanan Optoelectronics Co. Ltd. - Class A	5	11
Sany Heavy Industry Co. Ltd. - Class A	10	12
SDIC Capital Co. Ltd. - Class A	72	87
SDIC Power Holdings Co. Ltd. - Class A	13	15
Shaanxi Coal and Chemical Industry Group Co. Ltd. - Class A	8	10
Shandong Buchang Pharmaceutical Co. Ltd. - Class A	24	100
Shandong Gold Group Co. Ltd. - Class A	3	9
Shandong Haisteel International Trading Co. Ltd. - Class A	17	8
Shandong Linglong Tyre Co. Ltd.	3	8
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	486	480
Shanghai 2345 Network Holding Group Co. Ltd. - Class A	140	88
Shanghai Electric Group Co. Ltd. - Class A	10	8
Shanghai Fosun Pharmaceutical Co. Ltd. - Class A	3	14
Shanghai International Airport Co. Ltd.	6	49
Shanghai International Port Co. Ltd. - Class A	10	8
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	187	257
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	198	495
Shanghai Pudong Development Bank Co. Ltd. - Class A	99	153
Shanghai Tunnel Engineering Co. Ltd. - Class A	10	9
Shanghai Zhangjiang Hi-Tech Park Development Co. Ltd. - Class A	5	8
Shanxi Lu'an Environmental Energy Development Co. Ltd. - Class A	78	91
Shanxi Securities Co. Ltd. - Class A	103	94
Shanxi Xinghuacun Fenjiu Group Co. Ltd. - Class A	1	8
Shanxi Xishan Coal and Electricity Power Co. Ltd. - Class A	95	92
Shenergy Co. Ltd. - Class A	15	12
Shenwang Hongyuan Group Co. Ltd. - Class A	24	16
Shenzhen Energy Group Co. Ltd. - Class A	16	12
Shenzhen International Holdings Ltd.	173	358
Shenzhen Investment Ltd.	810	259
Shenzhen Overseas Chinese Town Co. Ltd. - Class A	10	9
Shenzhen Salubris Pharmaceuticals Co. Ltd. - Class A	1	6
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	139	92
Shenzhou International Group Holdings Ltd.	177	2,281
Sichuan Chuantou Energy Stock Co. Ltd. - Class A	9	11
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	2	9
Sihuan Pharmaceutical Holdings Group Ltd.	949	194
Sina Corp. (a)	14	961
Sinolink Securities Co. Ltd. - Class A	6	6
Sinopec Engineering Group Co Ltd - Class H	333	381
Sinopec Shanghai Petrochemical Co. Ltd. - Class A	16	13
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	718	439
Sinopharm Group Co. Ltd. - Class H	275	1,347
Skyworth Digital Holdings Ltd.	460	130
Soho China Ltd.	470	183
Soochow Securities Co. Ltd. - Class A	9	9
Spring Airlines Co. Ltd. - Class A	2	9
Sun Art Retail Group Ltd.	588	765
Sunac China Holdings Ltd. (b)	568	1,755
Suning.com Co. Ltd. - Class A	12	24
Suzhou Gold Mantis Construction Decoration Co. Ltd. - Class A	68	89
TAL Education Group - ADS (a)	82	2,103
Tasly Pharmaceutical Group Co. Ltd. - Class A	3	8
TCL Corp.	29	12
Tebian Electric Apparatus Co. Ltd. - Class A	99	103
Tencent Holdings Ltd.	1,306	53,838
Tianma Microelectronics Co. Ltd. - Class A	4	7
Tianqi Lithium Corp.	2	11
Tingyi Cayman Islands Holding Corp.	457	840
Tong Ren Tang Technologies Co. Ltd. - Class H	150	220
Tong Wei Co. Ltd. - Class A	111	108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Tonghua Dongbao Pharmaceutical Co. Ltd. - Class A	3	9
Tongling Nonferrous Metals Group Co. Ltd. - Class A	306	97
Travelsky Technology Ltd. - Class H	215	562
Tsingtao Brewery Co. Ltd. - Class A	3	14
Tsingtao Brewery Co. Ltd. - Class H	86	404
Tus-Sound Environmental Resources Co. Ltd. - Class A	47	92
Unisplendour Co. Ltd. - Class A	1	6
Vipshop Holdings Ltd. - ADR (a)	100	623
Want Want China Holdings Ltd.	1,134	954
Wanxiang Qianchao Co. Ltd. - Class A	105	91
Weibo Corp. - ADR (a) (b)	12	901
Weichai Power Co. Ltd. - Class A	11	13
Weichai Power Co. Ltd. - Class H	494	614
Weifu High-Technology Group Co. Ltd. - Class A	33	94
Western Securities Co. Ltd. - Class A	6	6
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. - Class A	62	98
Wuliangye Yibin Co. Ltd. - Class A	15	148
Wuxi Biologics Cayman Inc. (a) (b)	113	1,143
XCMG Construction Machinery Co. Ltd. - Class A	12	7
Xiamen C&D Inc. - Class A	5	6
Xinhu Zhongbao Co. Ltd. - Class A	15	7
Xinjiang Goldwind Science & Technology Co. Ltd. - Class A	10	18
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	153	165
Xinyi Solar Holdings Ltd. (b)	778	239
Yanzhou Coal Mining Co. Ltd. - Class H	422	489
Yonghui Superstores Co. Ltd. - Class A	11	13
Yonyou Network Technology Co. Ltd.	6	23
Youngor Group Co. Ltd. - Class A	10	11
Yum China Holdings Inc.	83	2,908
Yunnan Baiyao Group Co. Ltd. - Class A (c)	1	14
Yuzhou Properties Co. Ltd.	436	177
YY Inc. - Class A - ADS (a)	11	799
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	1	13
Zhaojin Mining Industry Co. Ltd. - Class H	239	185
Zhejiang Century Huatong Group Co. Ltd. - Class A (c)	2	8
Zhejiang China Commodities City Group Co. Ltd. - Class A	15	9
Zhejiang Chint Electrics Co. Ltd. - Class A	3	11
Zhejiang Dahua Technology Co. Ltd. - Class A	5	10
Zhejiang Expressway Co. Ltd. - Class H	354	294
Zhejiang Huayou Cobalt Co. Ltd. - Class A	1	9
Zhejiang Longsheng Group Co. Ltd. - Class A	7	10
Zhejiang Zhenneng Electric Power Co. Ltd. - Class A	143	106
Zhengzhou Yutong Bus Co. Ltd. - Class A	3	6
ZhongAn Online P&C Insurance Co. Ltd. (a) (b)	42	172
Zhongjin Gold Corp. Ltd. - Class A	99	98
Zhongsheng Group Holdings Ltd.	146	356
Zhuzhou CSR Times Electric Co. Ltd. - Class H	124	708
Zijin Mining Group Co. Ltd. - Class A	36	19
Zijin Mining Group Co. Ltd. - Class H	1,424	550
Zoomlion Heavy Industry Science & Technology Co. Ltd. - Class A	14	8
ZTE Corp. (a)	11	29
ZTE Corp. - Class H	179	329
		311,745
Colombia 0.3%
Bancolombia SA	59	627
Cementos Argos SA	110	285
Ecopetrol SA	1,193	1,615
Grupo Argos SA	66	360
Grupo de Inversiones Suramericana SA	55	637
Interconexion Electrica SA	99	445
		3,969
Czech Republic 0.2%
CEZ A/S	41	1,041
Komercni Banka A/S	19	775
Moneta Money Bank A/S	76	280
Telefonica O2 Czech Republic AS	13	147
		2,243
	Shares/Par[1]	Value ($)
Egypt 0.1%
Commercial International Bank Egypt SAE	237	1,100
Eastern Tobacco Co.	136	144
El Sewedy Electric Co.	175	174
		1,418
Greece 0.3%
Alpha Bank AE (a)	296	427
Eurobank Ergasias SA (a)	457	345
Folli Follie SA (a) (c)	9	50
Hellenic Telecommunications Organization SA	60	731
JUMBO SA	26	381
Motor Oil Hellas Corinth Refineries SA	11	289
National Bank of Greece SA (a)	135	275
OPAP SA	53	557
Piraeus Bank SA (a)	58	125
Titan Cement Co. SA	10	258
		3,438
Hong Kong 4.7%
Agricultural Bank of China Ltd. - Class H	6,665	3,266
ANTA Sports Products Ltd.	250	1,203
AviChina Industry & Technology Co. Ltd. - Class H	478	316
Beijing Enterprises Water Group Ltd.	1,242	663
CGN Power Co. Ltd.	2,346	557
China Cinda Asset Management Co. Ltd. - Class H	1,655	419
China Communication Services Corp. Ltd. - Class H	546	503
China Everbright Bank Co. Ltd. - Class H	700	310
China Everbright International Ltd.	850	735
China Everbright Ltd.	232	416
China Evergrande Group (b)	623	1,742
China Galaxy Securities Co. Ltd. - Class H	805	376
China Gas Holdings Ltd.	416	1,177
China Jinmao Holdings Group Ltd.	1,120	511
China Medical System Holdings Ltd.	295	411
China Mengniu Dairy Co. Ltd.	608	2,025
China Merchants Bank Co. Ltd. - Class H	896	3,635
China Oilfield Services Ltd. - Class H	326	354
China Overseas Land & Investment Ltd.	892	2,793
China Power International Development Ltd.	1,092	243
China Resources Enterprise Ltd.	346	1,394
China Resources Gas Group Ltd.	206	838
China Resources Land Ltd.	629	2,200
China Resources Power Holdings Co. Ltd.	415	734
China State Construction International Holdings Ltd. (b)	444	470
China Taiping Insurance Holdings Co. Ltd.	370	1,294
China Unicom Hong Kong Ltd.	1,445	1,698
China Vanke Co. Ltd. - Class H	303	1,001
CITIC Pacific Ltd.	1,301	1,933
COSCO Shipping Ports Ltd.	354	390
CSPC Pharmaceutical Group Ltd.	1,038	2,201
GCL New Energy Holdings (a)	3,246	228
GOME Retail Holdings Ltd. (a) (b)	2,451	251
Guangdong Investment Ltd.	678	1,205
Haier Electronics Group Co. Ltd.	268	725
Haitong Securities Co. Ltd. - Class H	717	651
Hanergy Thin Film Power Group Ltd. (a) (c)	3,098	842
HengTen Networks Group Ltd. (a)	5,700	215
Kingboard Chemical Holdings Ltd.	153	500
Kingboard Laminates Holdings Ltd.	279	247
Kingdee International Software Group Co. Ltd.	506	552
Kingsoft Corp Ltd.	151	287
Kunlun Energy Co. Ltd.	716	835
Lenovo Group Ltd. (b)	1,589	1,161
Longfor Properties Co. Ltd.	345	890
New China Life Insurance Co. Ltd. - Class H	193	928
Nine Dragons Paper Holdings Ltd.	412	446
People's Insurance Co. Group of China Ltd. - Class H	1,750	787
PICC Property & Casualty Co. Ltd. - Class H	1,627	1,919
Semiconductor Manufacturing International Corp. (a)	655	706
Shanghai Electric Group Co. Ltd. - Class H	606	216
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	123	485
Shanghai Industrial Holdings Ltd.	74	164
Shimao Property Holdings Ltd.	264	658

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Shui On Land Ltd.	939	218
Sino Biopharmaceutical	1,584	1,479
Sino-Ocean Group Holding Ltd.	745	329
Sinotrans Ltd. - Class H	526	214
Sinotruk Hong Kong Ltd. (b)	177	387
SSY Group Ltd.	398	385
Sunny Optical Technology Group Co. Ltd.	169	1,949
Towngas China Co. Ltd.	248	217
Uni-President China Holdings Ltd.	335	358
Yuexiu Property Co. Ltd.	1,806	323
		56,565
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	84	906
OTP Bank Plc	51	1,885
Richter Gedeon Nyrt	33	623
		3,414
India 8.4%
Adani Ports & Special Economic Zone Ltd.	121	546
Ambuja Cements Ltd.	137	421
Ashok Leyland Ltd.	288	473
Asian Paints Ltd.	65	1,158
Aurobindo Pharma Ltd.	66	678
Avenue Supermarts Ltd. (a)	29	554
Axis Bank Ltd. (a)	407	3,449
Bajaj Auto Ltd.	20	759
Bajaj Finance Ltd.	41	1,213
Bajaj Finserv Ltd.	10	788
Bharat Forge Ltd.	50	413
Bharat Heavy Electricals Ltd.	201	190
Bharat Petroleum Corp. Ltd.	175	899
Bharti Airtel Ltd.	309	1,445
Bharti Infratel Ltd.	82	297
Bosch Ltd.	2	433
Britannia Industries Ltd.	7	543
Cadila Healthcare Ltd.	36	192
Cipla Ltd.	74	673
Coal India Ltd.	156	571
Container Corp. of India Ltd.	30	257
Dabur India Ltd.	115	674
Dr. Reddy's Laboratories Ltd.	26	923
Eicher Motors Ltd.	3	1,031
GAIL India Ltd.	179	938
Glenmark Pharmaceuticals Ltd.	33	285
Godrej Consumer Products Ltd.	82	872
Grasim Industries Ltd.	77	1,087
Havells India Ltd.	57	465
HCL Technologies Ltd.	131	1,976
Hero Motocorp Ltd.	12	502
Hindalco Industries Ltd.	277	878
Hindustan Petroleum Corp. Ltd.	148	512
Hindustan Unilever Ltd.	148	3,278
Housing Development Finance Corp.	364	8,823
ICICI Bank Ltd.	549	2,314
Idea Cellular Ltd. (a)	480	256
Indiabulls Housing Finance Ltd.	63	749
Indian Oil Corp. Ltd.	338	714
Infosys Ltd.	794	8,005
InterGlobe Aviation Ltd.	24	274
ITC Ltd.	777	3,185
JSW Steel Ltd.	182	959
Larsen & Toubro Ltd.	112	1,959
LIC Housing Finances Ltd.	74	423
Lupin Ltd.	47	580
Mahindra & Mahindra Financial Services Ltd.	70	386
Mahindra & Mahindra Ltd.	170	2,016
Marico Ltd.	108	497
Maruti Suzuki India Ltd.	24	2,427
Motherson Sumi Systems Ltd.	147	521
Nestle India Ltd.	6	754
NTPC Ltd.	448	1,031
Oil & Natural Gas Corp. Ltd.	309	757
Page Industries Ltd.	1	478
Petronet LNG Ltd.	135	418
Pidilite Industries Ltd.	26	379
	Shares/Par[1]	Value ($)
Piramal Healthcare Ltd.	19	608
Power Grid Corp. of India Ltd.	371	965
Reliance Industries Ltd.	650	11,266
Rural Electrification Corp. Ltd.	165	222
Sesa Sterlite Ltd.	297	944
Shree Cement Ltd.	2	397
Shriram Transport Finance Co. Ltd.	33	532
Siemens Ltd.	17	228
State Bank of India (a)	402	1,474
Sun Pharmaceutical Industries Ltd.	188	1,618
Tata Consultancy Services Ltd.	213	6,428
Tata Motors Ltd. (a)	375	1,163
Tata Power Co. Ltd.	229	208
Tata Steel Ltd.	83	668
Tech Mahindra Ltd.	102	1,056
Titan Industries Ltd.	71	790
Ultratech Cement Ltd.	22	1,254
United Phosphorus Ltd.	79	727
United Spirits Ltd. (a)	72	511
Wipro Ltd.	272	1,216
Yes Bank Ltd.	402	1,019
Zee Entertainment Enterprises Ltd.	115	698
		101,270
Indonesia 1.9%
Adaro Energy Tbk PT	3,502	431
Astra International Tbk PT	4,559	2,252
Bank Central Asia Tbk PT	2,331	3,781
Bank Danamon Indonesia Tbk PT - Class A	514	249
Bank Mandiri Persero Tbk PT	4,168	1,882
Bank Negara Indonesia Persero Tbk PT	1,744	866
Bank Rakyat Indonesia Persero Tbk PT	12,611	2,672
Bank Tabungan Negara Persero Tbk PT	994	176
Bumi Serpong Damai PT (a)	1,794	139
Charoen Pokphand Indonesia Tbk PT	1,816	619
Gudang Garam Tbk PT	98	487
Hanjaya Mandala Sampoerna Tbk PT	1,896	490
Indofood CBP Sukses Makmur Tbk PT	575	341
Indofood Sukses Makmur Tbk	1,062	421
Jasa Marga Persero Tbk PT	546	164
Kalbe Farma Tbk PT	4,356	404
Matahari Department Store Tbk PT	516	240
Pakuwon Jati Tbk PT	4,831	167
Perusahaan Gas Negara PT	2,843	430
PT Indah Kiat Pulp & Paper Tbk	633	738
PT Indocement Tunggal Prakarsa Tbk	450	558
Semen Gresik Persero Tbk PT	662	442
Surya Citra Media Tbk PT	1,294	163
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,539	2,816
Tower Bersama Infrastructure Tbk PT	568	215
Unilever Indonesia Tbk PT	346	1,092
United Tractors Tbk PT	382	845
Waskita Karya Persero Tbk PT	887	101
		23,181
Luxembourg 0.1%
Reinet Investments SCA	37	695
Malaysia 2.4%
AirAsia Bhd	346	265
Alliance Financial Group Bhd	243	245
AMMB Holdings Bhd	407	406
Astro Malaysia Holdings Bhd	383	136
Axiata Group Bhd	595	653
British American Tobacco Malaysia Bhd	36	277
CIMB Group Holdings Bhd	1,054	1,529
Dialog Group Bhd	842	710
DiGi.Com Bhd	707	823
Felda Global Ventures Holdings Bhd	369	138
Fraser & Neave Holdings Bhd	34	305
Gamuda Bhd	410	334
Genting Bhd	483	911
Genting Malaysia Bhd	680	821
Genting Plantations Bhd	46	106
HAP Seng Consolidated Bhd	161	385
Hartalega Holdings Bhd	288	461
Hong Leong Bank Bhd	164	816

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Hong Leong Financial Group Bhd	57	267
IHH Healthcare Bhd	552	694
IJM Corp. Bhd	733	319
IOI Corp.	453	497
IOI Properties Group Sdn Bhd	494	199
Kuala Lumpur Kepong Bhd	83	502
Malayan Banking Bhd	912	2,155
Malaysia Airports Holdings Bhd	210	453
Maxis Bhd	550	775
MISC Bhd	258	377
My EG Services Bhd	607	257
Nestle Bhd	13	471
Petronas Chemicals Group Bhd	551	1,248
Petronas Dagangan Bhd	48	306
Petronas Gas Bhd	140	641
PPB Group Bhd	110	447
Press Metal Aluminium Holdings Bhd	319	375
Public Bank Bhd	684	4,136
RHB Bank Bhd	185	242
RHB Bank Bhd (a) (c)	124	—
Sime Darby Bhd	603	380
Sime Darby Plantation Bhd	511	653
Sime Darby Property Bhd	554	158
SP Setia Bhd	422	275
Telekom Malaysia Bhd	287	223
Tenaga Nasional Bhd	730	2,725
Top Glove Corp. Bhd	184	475
UMW Holdings Bhd	120	145
Westports Holdings Bhd	182	167
YTL Corp. Bhd	597	180
		29,063
Mexico 3.0%
Alfa SAB de CV - Class A	690	890
Alsea SAB de CV	105	357
America Movil SAB de CV - Class L	7,825	6,289
Arca Continental SAB de CV	100	647
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander - Class B	453	706
Cemex SAB de CV - Series A (a)	3,250	2,282
Coca-Cola Femsa SAB de CV - Class L (b)	127	776
El Puerto de Liverpool SAB de CV - Class C-1 (b)	45	341
Fibra Uno Administracion SA de CV (b)	759	999
Fomento Economico Mexicano SAB de CV	445	4,406
Gruma SAB de CV - Class B	44	563
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (b)	87	946
Grupo Aeroportuario del Sureste SAB de CV - Class B	45	910
Grupo Bimbo SAB de CV - Class A (b)	398	848
Grupo Carso SAB de CV - Class A-1	105	347
Grupo Financiero Banorte SAB de CV - Class O	594	4,294
Grupo Financiero Inbursa SAB de CV - Class O	527	827
Grupo Mexico SAB de CV - Class B	797	2,298
Industrias Penoles SAB de CV (b)	30	509
Infraestructura Energetica Nova SAB de CV - Class I	134	665
Kimberly-Clark de Mexico SAB de CV - Class A	365	649
Mexichem SAB de CV	224	769
Promotora y Operadora de Infraestructura SAB de CV	56	601
Southern Copper Corp.	21	890
Wal-Mart de Mexico SAB de CV	1,232	3,754
		36,563
Pakistan 0.1%
Habib Bank Ltd.	94	115
Lucky Cement Ltd.	34	142
MCB Bank Ltd.	66	107
Oil & Gas Development Co. Ltd.	115	142
United Bank Ltd.	136	169
		675
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	35	471
Credicorp Ltd.	15	3,444
		3,915
	Shares/Par[1]	Value ($)
Philippines 1.0%
Aboitiz Equity Ventures Inc.	405	367
Aboitiz Power Corp.	377	234
Alliance Global Group Inc. (a)	1,072	248
Ayala Corp.	56	962
Ayala Land Inc.	1,726	1,279
Bank of the Philippine Islands	226	349
BDO Unibank Inc.	466	1,033
DMCI Holdings Inc.	631	133
Globe Telecom Inc.	7	287
GT Capital Holdings Inc.	23	355
International Container Terminal Services Inc.	124	216
JG Summit Holdings Inc.	617	616
Jollibee Foods Corp.	102	484
Manila Electric Co.	47	293
Megaworld Corp.	2,817	230
Metro Pacific Investments Corp.	3,704	326
Metropolitan Bank & Trust Co.	203	252
PLDT Inc.	19	473
Robinsons Land Corp.	467	176
Security Bank Corp.	55	156
SM Investments Corp.	56	941
SM Prime Holdings Inc.	2,235	1,495
Universal Robina Corp.	217	579
		11,484
Poland 1.2%
Alior Bank SA (a)	19	328
Bank Handlowy w Warszawie SA	7	151
Bank Millennium SA (a)	130	326
Bank Pekao SA	37	1,067
CCC SA	7	418
CD Projekt SA (a)	17	846
Cyfrowy Polsat SA (a)	65	392
Dino Polska SA (a)	11	305
Grupa Azoty SA	10	89
Grupa Lotos SA	22	452
Jastrzebska Spolka Weglowa SA (a)	13	240
KGHM Polska Miedz SA	30	713
LPP SA	—	712
mBank	4	438
PGE SA (a)	209	540
PLAY Communications SA	26	142
Polski Koncern Naftowy Orlen S.A.	66	1,802
Polskie Gornictwo Naftowe i Gazownictwo SA	360	630
Powszechna Kasa Oszczednosci Bank Polski SA	204	2,366
Powszechny Zaklad Ubezpieczen SA	143	1,540
Santander Bank Polska SA	8	828
Telekomunikacja Polska SA (a)	164	196
		14,521
Qatar 0.9%
Barwa Real Estate Co.	18	174
Commercial Bank of Qatar QSC	44	489
Doha Bank QSC	42	240
Ezdan Holding Group QSC (a)	202	586
Industries Qatar QSC	42	1,444
Masraf Al Rayan	90	918
Ooredoo QSC	18	346
Qatar Electricity & Water Co.	12	650
Qatar Insurance Co.	35	367
Qatar Islamic Bank SAQ	26	994
Qatar National Bank	102	4,926
		11,134
Romania 0.1%
NEPI Rockcastle Plc	84	760
Russian Federation 3.6%
Alrosa AO	641	1,047
Gazprom OAO	2,470	6,138
Inter RAO UES PJSC	7,085	445
Lukoil OAO	97	7,414
Magnit PJSC - GDR	84	1,187
Magnitogorsk Iron & Steel Works PJSC	536	427
MMC Norilsk Nickel OJSC	14	2,462
Mobile Telesystems PJSC - ADR	115	985

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Moscow Exchange MICEX-RTS OAO	308	458
NovaTek PJSC - GDR	21	3,930
Novolipetsk Steel PJSC	268	729
Phosagro OAO - GDR	27	373
Polyus PJSC	6	382
Rosneft PJSC	264	1,987
RusHydro JSC	27,774	263
Sberbank of Russia	2,454	7,656
Severstal PAO	44	736
Surgutneftegas OAO	1,765	740
Tatneft OAO	349	4,450
VTB Bank OJSC	726,485	452
X5 Retail Group NV - GDR	28	633
		42,894
Singapore 0.0%
BOC Aviation Ltd.	52	403
South Africa 5.7%
Absa Group Ltd.	171	1,839
Anglo American Platinum Ltd.	12	382
AngloGold Ashanti Ltd.	94	808
Aspen Pharmacare Holdings Ltd.	92	1,104
Bid Corp. Ltd. (b)	79	1,641
Bidvest Group Ltd.	77	1,010
Capitec Bank Holdings Ltd.	10	727
Clicks Group Ltd.	59	737
Coronation Fund Managers Ltd.	55	210
Discover Ltd.	84	1,012
Exxaro Resources Ltd.	64	656
FirstRand Ltd.	776	3,725
Fortress REIT Ltd. - Class A	249	298
Fortress REIT Ltd. - Class B	115	124
Foschini Group Ltd.	47	578
Gold Fields Ltd.	185	445
Growthpoint Properties Ltd.	706	1,158
Hyprop Investments Ltd.	55	357
Imperial Holdings Ltd.	40	492
Investec Ltd.	66	465
Kumba Iron Ore Ltd.	15	346
Liberty Holdings Ltd.	28	219
Life Healthcare Group Holdings Ltd.	312	540
MMI Holdings Ltd.	228	280
Mondi Ltd.	29	801
Mr Price Group Ltd.	58	943
MTN Group Ltd.	387	2,393
Naspers Ltd. - Class N	100	21,557
Nedbank Group Ltd.	52	968
Netcare Ltd.	299	511
Pick n Pay Stores Ltd.	86	418
Pioneer Foods Ltd.	24	153
PSG Group Ltd.	31	503
Rand Merchant Investment Holdings Ltd.	164	447
Redefine Properties Ltd.	1,310	928
Remgro Ltd.	125	1,741
Resilient REIT Ltd.	56	230
RMB Holdings Ltd.	161	903
Sanlam Ltd.	394	2,203
Sappi Ltd.	123	768
Sasol Ltd.	128	4,963
Shoprite Holdings Ltd.	105	1,426
Spar Group Ltd.	42	552
Standard Bank Group Ltd.	298	3,679
Telkom SA Ltd.	55	202
Tiger Brands Ltd.	37	690
Truworths International Ltd.	110	647
Vodacom Group Ltd.	141	1,253
Woolworths Holdings Ltd.	226	794
		68,826
South Korea 13.9%
Amorepacific Corp.	7	1,670
AMOREPACIFIC Group	7	601
BGF Retail Co. Ltd.	2	319
BNK Financial Group Inc.	63	487
Celltrion Healthcare Co. Ltd. (a)	8	638
Celltrion Inc. (a)	19	5,023
	Shares/Par[1]	Value ($)
Celltrion Pharm Inc. (a)	4	291
Cheil Worldwide Inc.	16	306
CJ CheilJedang Corp.	2	607
CJ Corp.	4	426
CJ Logistics Corp. (a)	1	206
CJ O Shopping Co. Ltd.	3	619
Coway Co. Ltd.	12	915
Daelim Industrial Co. Ltd.	7	527
Daewoo Engineering & Construction Co. Ltd. (a)	29	153
Daum Communications Corp.	10	1,123
DB Insurance Co. Ltd.	12	810
DGB Financial Group Inc.	39	353
Dongsuh Cos. Inc.	6	107
Doosan Bobcat Inc.	9	313
Doosan Heavy Industries and Construction Co. Ltd. (a)	14	183
E-Mart Co. Ltd.	5	891
GS Engineering & Construction Corp.	12	573
GS Holdings Corp.	10	489
GSretail Co. Ltd.	7	256
Hana Financial Group Inc.	68	2,732
Hankook Tire Co. Ltd.	16	712
Hanmi Pharm Co. Ltd.	1	614
Hanmi Science Co. Ltd.	3	277
Hanon Systems	41	465
Hanssem Co. Ltd.	1	102
Hanwha Chem Corp.	26	453
Hanwha Corp.	11	317
HLB Inc. (a)	7	713
Honam Petrochemical Corp.	4	983
Hotel Shilla Co. Ltd.	7	697
Hyundai Department Store Co. Ltd.	3	256
Hyundai Development Co. (a)	9	412
Hyundai Engineering & Construction Co. Ltd.	18	1,070
Hyundai Glovis Co. Ltd.	5	539
Hyundai Heavy Industries Co. Ltd. (a)	8	1,004
Hyundai Heavy Industries Holdings Co. Ltd. (a)	2	871
Hyundai Marine & Fire Insurance Co. Ltd.	15	585
Hyundai Mobis	16	3,184
Hyundai Motor Co.	35	4,039
Hyundai Steel Co.	18	941
Industrial Bank of Korea	57	785
Kangwon Land Inc.	26	662
KB Financial Group Inc.	90	4,409
KCC Corp.	1	446
KEPCO Plant Service & Engineering Co. Ltd.	5	143
Kia Motors Corp.	62	1,948
Korea Aerospace Industries Ltd. (a)	16	502
Korea Electric Power Corp.	65	1,730
Korea Gas Corp. (a)	6	308
Korea Investment Holdings Co. Ltd.	9	589
Korea Life Insurance Co. Ltd.	61	289
Korea Zinc Co. Ltd.	2	718
Korean Air Lines Co. Ltd.	12	292
KT Corp. - ADR	6	91
KT&G Corp.	26	2,475
Kumho Petro chemical Co. Ltd.	4	386
LG Chem Ltd.	10	3,449
LG Corp.	22	1,459
LG Display Co. Ltd.	53	906
LG Electronics Inc.	25	1,612
LG Household & Health Care Ltd.	2	2,515
LG Innotek Co. Ltd.	4	416
LG Uplus Corp.	46	755
Lotte Corp. (a)	5	260
Lotte Shopping Co. Ltd.	3	523
Medy-Tox Inc.	1	558
Mirae Asset Daewoo Co. Ltd.	87	660
NAVER Corp.	6	4,170
NCSoft Corp.	4	1,654
Netmarble Corp.	5	546
OCI Co. Ltd.	4	384
Orange Life Insurance Ltd.	6	182
Orion Corp.	5	470
Ottogi Corp.	—	209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Pearl Abyss Corp. (a)	2	289
POSCO	18	4,821
Posco Daewoo Corp.	10	189
S1 Corp.	4	350
Samsung Biologics Co. Ltd. (a)	4	1,857
Samsung C&T Corp.	18	2,075
Samsung Card Co. Ltd.	8	261
Samsung Electro-Mechanics Co. Ltd.	13	1,635
Samsung Electronics Co. Ltd.	1,102	46,125
Samsung Engineering Co. Ltd. (a)	35	610
Samsung Fire & Marine Insurance Co. Ltd.	7	1,865
Samsung Heavy Industries Co. Ltd. (a)	103	754
Samsung Life Insurance Co. Ltd.	16	1,444
Samsung SDI Co. Ltd.	12	2,896
Samsung SDS Co. Ltd.	8	1,718
Samsung Securities Co. Ltd.	13	380
Shinhan Financial Group Co. Ltd.	97	3,938
Shinsegae Co. Ltd.	2	578
SillaJen Inc. (a)	13	1,245
SK C&C Co. Ltd.	7	1,905
SK Hynix Inc.	133	8,748
SK Innovation Co. Ltd.	15	2,875
SK Telecom Co. Ltd.	5	1,155
S-Oil Corp.	11	1,301
Stx Pan Ocean Co. Ltd. (a)	54	254
ViroMed Co. Ltd. (a)	3	663
Woori Bank	112	1,707
Woori Investment & Securities Co. Ltd.	34	433
Yuhan Corp.	2	470
		167,894
Taiwan 12.1%
Acer Inc.	673	559
Advantech Co. Ltd.	87	646
AirTAC International Group	18	171
ASE Technology Holding Co. Ltd.	777	1,894
Asia Cement Corp.	487	662
Asustek Computer Inc.	166	1,436
AU Optronics Corp.	1,970	832
Catcher Technology Co. Ltd.	155	1,701
Cathay Financial Holding Co. Ltd.	1,848	3,177
Chailease Holding Co. Ltd.	272	955
Chang Hwa Commercial Bank	1,211	748
Cheng Shin Rubber Industry Co. Ltd.	415	652
Chicony Electronics Co. Ltd.	124	251
Chimei Innolux Corp.	2,016	699
China Airlines Ltd.	382	116
China Development Financial Holding Corp.	3,056	1,141
China Life Insurance Co. Ltd.	552	555
China Steel Corp.	2,889	2,411
Chinatrust Financial Holding Co. Ltd.	4,127	3,108
Chunghwa Telecom Co. Ltd.	883	3,178
Compal Electronics Inc.	918	570
Delta Electronics Inc.	483	2,075
E. Sun Financial Holding Co. Ltd.	2,317	1,710
Eclat Textile Co. Ltd.	44	547
Eva Airways Corp.	519	253
Evergreen Marine Corp Taiwan Ltd.	479	201
Far Eastern New Century Corp.	777	910
Far EasTone Telecommunications Co. Ltd.	358	853
Feng Tay Enterprise Co. Ltd.	82	506
First Financial Holding Co. Ltd.	2,339	1,593
Formosa Chemicals & Fibre Corp.	811	3,397
Formosa Petrochemical Corp.	291	1,409
Formosa Plastics Corp.	1,002	3,836
Formosa Taffeta Co. Ltd.	185	225
Foxconn Technology Co. Ltd.	197	479
Fubon Financial Holding Co. Ltd.	1,560	2,646
General Interface Solution Holding Ltd.	45	191
Giant Manufacturing Co. Ltd.	70	300
Globalwafers Co. Ltd.	50	552
Highwealth Construction Corp.	174	276
Hiwin Technologies Corp. (b)	55	459
Hon Hai Precision Industry Co. Ltd.	3,727	9,685
Hotai Motor Co. Ltd.	53	454
	Shares/Par[1]	Value ($)
HTC Corp. (a)	152	203
Hua Nan Financial Holdings Co. Ltd.	1,695	1,026
Inventec Co. Ltd.	635	570
Largan Precision Co. Ltd.	23	2,741
Lite-On Technology Corp.	522	656
Macronix International Co. Ltd. (b)	451	376
MediaTek Inc.	349	2,822
Mega Financial Holdings Co. Ltd.	2,508	2,257
Micro-Star International Co. Ltd.	160	433
Nan Ya Plastics Corp.	1,190	3,303
Nanya Technology Corp. (b)	230	438
Nien Made Enterprise Co. Ltd.	32	250
Novatek Microelectronics Corp.	142	702
Pegatron Corp.	426	852
Phison Electronics Corp.	30	239
Pou Chen Corp.	509	538
Powertech Technology Inc.	159	435
President Chain Store Corp.	136	1,597
Quanta Computer Inc.	613	1,069
Realtek Semiconductor Corp.	102	454
Ruentex Development Co. Ltd. (c)	231	270
Ruentex Industries Ltd.	151	301
Shin Kong Financial Holding Co. Ltd.	2,406	942
SinoPac Financial Holdings Co. Ltd.	2,207	805
Standard Foods Corp.	80	133
Synnex Technology International Corp.	347	442
TaiMed Biologics Inc. (a)	45	279
Taishin Financial Holding Co. Ltd.	2,240	1,082
Taiwan Business Bank	822	299
Taiwan Cement Corp.	1,086	1,462
Taiwan Cooperative Financial Holding	2,090	1,272
Taiwan High Speed Rail Corp.	432	423
Taiwan Mobile Co. Ltd.	369	1,322
Taiwan Semiconductor Manufacturing Co. Ltd.	5,648	48,397
Teco Electric and Machinery Co. Ltd.	457	331
Uni-President Enterprises Corp.	1,112	2,902
United Microelectronics Corp.	2,826	1,495
Vanguard International Semiconductor Corp.	225	501
Walsin Technology Corp. (b)	71	498
Win Semiconductors Corp. (b)	85	374
Winbond Electronics Corp.	711	339
Wistron Corp.	671	438
WPG Holdings Co. Ltd. (c)	384	477
Yageo Corp. (b)	59	885
Yuanta Financial Holding Co. Ltd.	2,178	1,148
Zhen Ding Technology Holding Ltd.	77	171
		145,968
Thailand 2.4%
Advanced Info Service PCL - NVDR	257	1,596
Airports of Thailand PCL - NVDR	1,021	2,068
Bangkok Bank PCL - NVDR	50	327
Bangkok Bank PCL	8	53
Bangkok Dusit Medical Services PCL - NVDR	882	696
Bangkok Expressway & Metro PCL - NVDR	1,682	453
Banpu PCL	70	41
Banpu PCL - NVDR (b)	405	239
Berli Jucker PCL - NVDR	279	513
BTS Group Holdings PCL	251	72
BTS Group Holdings PCL - NVDR	1,140	328
Bumrungrad Hospital PCL - NVDR	66	381
Bumrungrad Hospital PCL	8	48
Central Pattana PCL	33	86
Central Pattana PCL - NVDR	300	771
Charoen Pokphand Foods PCL	56	43
Charoen Pokphand Foods PCL - NVDR	777	607
CP ALL PCL - NVDR	1,127	2,406
Delta Electronics Thailand PCL - NVDR	127	273
Electricity Generating PCL - NVDR	27	198
Energy Absolute PCL - NVDR	293	438
Glow Energy PCL - NVDR	89	241
Home Product Center PCL - NVDR	767	374
Home Product Center PCL	27	13
Indorama Ventures PCL	26	48
Indorama Ventures PCL - NVDR	388	708

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
IRPC PCL - NVDR	1,906	401
Kasikornbank PCL	134	902
Kasikornbank PCL - NVDR	275	1,841
Krung Thai Bank PCL - NVDR	786	491
Land & Houses Public Co. Ltd. - NVDR	712	253
Minor International PCL - NVDR	560	710
Minor International PCL	9	11
PTT Exploration & Production PCL - NVDR	314	1,506
PTT Global Chemical PCL - NVDR	521	1,309
PTT PCL - NVDR	2,397	4,022
Robinson Public Co. - NVDR	104	227
Siam Cement PCL - NVDR	78	1,080
Siam Cement PCL	13	190
Siam Commercial Bank PCL - NVDR	426	1,964
Thai Oil PCL - NVDR	254	694
Thai Oil PCL	27	74
Thai Union Frozen Products PCL - NVDR	424	235
TMB Bank PCL - NVDR	1,685	120
True Corp. PCL - NVDR	2,529	474
		29,525
Turkey 0.6%
Akbank T.A.S.	537	616
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	173
Arcelik A/S	57	131
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	88	401
BIM Birlesik Magazalar A/S	53	713
Coca-Cola Icecek A/S	20	110
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	442	131
Eregli Demir ve Celik Fabrikalari TAS	313	574
Ford Otomotiv Sanayi A/S	18	198
Haci Omer Sabanci Holding A/S	196	248
KOC Holding A/S	147	414
Petkim Petrokimya Holding AS	197	174
TAV Havalimanlari Holding A/S	40	205
Tofas Turk Otomobil Fabrikasi A/S	30	106
Tupras Turkiye Petrol Rafinerileri A/S	28	620
Turk Hava Yollari AO (a)	140	443
Turkcell Iletisim Hizmet A/S	247	472
Turkiye Garanti Bankasi A/S	561	719
Turkiye Halk Bankasi A/S	153	169
Turkiye Is Bankasi - Class C	365	268
Turkiye Sise ve Cam Fabrikalari A/S	68	66
Turkiye Vakiflar Bankasi Tao	126	79
Ulker Biskuvi Sanayi A/S (a)	35	98
Yapi ve Kredi Bankasi A/S (a)	409	127
		7,255
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	471	1,015
Aldar Properties PJSC	789	393
DAMAC Properties Dubai Co. PJSC	449	249
DP World Ltd.	39	735
Dubai Investments PJSC	489	250
Dubai Islamic Bank PJSC	337	494
Emaar Development PJSC (a)	216	308
Emaar Malls Group PJSC	434	216
Emaar Properties PJSC	790	1,065
Emirates Telecommunications Group Co. PJSC	394	1,790
First Abu Dhabi Bank PJSC	350	1,362
		7,877
United Kingdom 0.2%
Old Mutual Plc	1,168	2,500
Total Common Stocks (cost $1,049,769)		1,148,634
PREFERRED STOCKS 3.3%
Brazil 2.1%
Banco Bradesco SA (d)	754	5,339
Braskem SA - Series A	37	537
Centrais Eletricas Brasileiras SA - Series B	49	226
Cia Brasileira de Distribuicao Grupo Pao de Acucar	36	774
Cia Energetica de Minas Gerais	208	366
Gerdau SA	236	999
Itau Unibanco Holding SA (d)	731	7,989
	Shares/Par[1]	Value ($)
Itausa - Investimentos Itau SA	1,001	2,493
Lojas Americanas SA (d)	170	665
Petroleo Brasileiro SA (d)	876	4,579
Telefonica Brasil SA	105	1,021
		24,988
Chile 0.1%
Embotelladora Andina SA - Series B	61	236
Sociedad Quimica y Minera de Chile SA - Series B	28	1,278
		1,514
Colombia 0.1%
Bancolombia SA	102	1,074
Grupo Aval Acciones y Valores	788	309
Grupo de Inversiones Suramericana SA	25	283
		1,666
Mexico 0.2%
Grupo Televisa SAB (d)	578	2,055
Russian Federation 0.1%
AK Transneft OAO	—	266
Surgutneftegas OAO	1,574	914
		1,180
South Korea 0.7%
Amorepacific Corp.	2	281
Hyundai Motor Co.	6	427
Hyundai Motor Co.	9	707
LG Chem Ltd.	2	348
LG Household & Health Care Ltd.	1	381
Samsung Electronics Co. Ltd.	196	6,687
		8,831
Total Preferred Stocks (cost $39,983)		40,234
WARRANTS 0.0%
Thailand 0.0%
BTS Group Holdings PCL (a) (e)	28	—
BTS Group Holdings PCL (a) (e)	127	1
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (g)	15,084	15,084
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (g)	6,729	6,729
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (h) (i)	1,255	1,250
Total Short Term Investments (cost $23,063)		23,063
Total Investments 100.4% (cost $1,112,815)		1,211,932
Other Derivative Instruments (0.0)%		(144)
Other Assets and Liabilities, Net (0.4)%		(5,216)
Total Net Assets 100.0%		1,206,572

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging Markets Index	363	December 2018	18,904	(144)	148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 95.3%
Belgium 2.7%
Belgacom SA	449	10,738
France 6.1%
Compagnie Generale des Etablissements Michelin	101	12,042
Renault SA	146	12,613
		24,655
Germany 17.3%
Allianz SE	64	14,154
Bayerische Motoren Werke AG	142	12,744
Daimler AG	173	10,896
Hannover Rueck SE	117	16,451
Muenchener Rueckversicherungs AG	67	14,918
		69,163
Italy 9.6%
Enel SpA	2,372	12,131
Snam Rete Gas SpA	3,043	12,674
Terna Rete Elettrica Nazionale SpA	2,534	13,518
		38,323
Netherlands 3.1%
Randstad NV	231	12,294
Norway 9.8%
Equinor ASA	667	18,787
Marine Harvest ASA	881	20,379
		39,166
Spain 9.8%
Banco Bilbao Vizcaya Argentaria SA	1,719	10,925
Enagas SA	515	13,890
Endesa SA	680	14,702
		39,517
Sweden 3.3%
Nordea Bank AB	1,210	13,179
Switzerland 9.4%
Adecco Group AG	189	9,882
	Shares/Par[1]	Value ($)
Novartis AG	176	15,118
Swisscom AG	28	12,707
		37,707
United Kingdom 24.2%
Aviva Plc	2,176	13,896
Barratt Developments Plc	1,704	12,591
BT Group Plc	4,122	12,095
Fiat Chrysler Automobiles NV (a)	739	12,914
Fresnillo Plc	796	8,520
Imperial Brands Plc	354	12,292
SSE Plc	853	12,735
Taylor Wimpey Plc	5,323	11,923
		96,966
Total Common Stocks (cost $420,526)		381,708
PREFERRED STOCKS 4.3%
Switzerland 4.3%
Lindt & Spruengli AG (b)	2	17,329
Total Preferred Stocks (cost $13,950)		17,329
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	242	242
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	145	144
Total Short Term Investments (cost $386)		386
Total Investments 99.7% (cost $434,862)		399,423
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net 0.3%		1,124
Total Net Assets 100.0%		400,528

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	21	December 2018	EUR	701	(18)	12
FTSE 100 Index	5	December 2018	GBP	364	(3)	14
					(21)	26

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	12/19/18	EUR	924	1,079	1
EUR/USD	UBS	12/19/18	EUR	323	378	(2)
GBP/USD	BMO	12/19/18	GBP	211	276	(2)
GBP/USD	HSB	12/19/18	GBP	315	412	1
USD/EUR	BMO	12/19/18	EUR	(407)	(476)	3
USD/GBP	CIT	12/19/18	GBP	(73)	(95)	1
USD/GBP	GSC	12/19/18	GBP	(133)	(173)	—
					1,401	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 98.3%
3M Co.	7	1,533
AAON Inc.	1	19
AAR Corp.	—	19
ABM Industries Inc.	1	26
ACCO Brands Corp.	1	15
Actuant Corp. - Class A	1	21
Acuity Brands Inc.	1	79
Advanced Disposal Services Inc. (a)	1	20
Advanced Drainage Systems Inc.	1	15
AECOM (a)	2	64
Aegion Corp. (a)	—	10
Aerojet Rocketdyne Holdings Inc. (a)	1	28
Aerovironment Inc. (a)	—	29
AGCO Corp.	1	48
Air Lease Corp. - Class A	1	56
Air Transport Services Group Inc. (a)	—	4
Aircastle Ltd.	1	16
Alamo Group Inc.	—	11
Albany International Corp. - Class A	—	28
Allegiant Travel Co.	—	6
Allegion Plc	1	105
Allison Transmission Holdings Inc.	2	79
Altra Holdings Inc. (b)	—	15
Amerco Inc.	—	38
American Airlines Group Inc.	1	60
American Railcar Industries Inc. (b)	—	5
American Woodmark Corp. (a)	—	14
AMETEK Inc.	3	224
AO Smith Corp.	2	95
Apogee Enterprises Inc.	—	14
Applied Industrial Technologies Inc.	1	37
ArcBest Corp.	—	15
Arconic Inc.	5	117
Argan Inc.	—	7
Armstrong Flooring Inc. (a)	—	5
Armstrong World Industries Inc. (a)	1	38
Astec Industries Inc.	—	13
Astronics Corp. (a)	—	11
Atkore International Group Inc. (a)	1	15
Atlas Air Worldwide Holdings Inc. (a)	—	5
Avis Budget Group Inc. (a)	1	27
Axon Enterprise Inc. (a)	1	49
AZZ Inc.	—	16
Barnes Group Inc.	1	44
Barrett Business Services Inc.	—	6
Beacon Roofing Supply Inc. (a)	1	30
Blue Bird Corp. (a)	—	4
BMC Stock Holdings Inc. (a)	1	14
Boeing Co.	7	2,522
Brady Corp. - Class A	1	26
Briggs & Stratton Corp.	1	10
Brink's Co.	1	44
Builders FirstSource Inc. (a)	1	20
BWX Technologies Inc.	1	76
C.H. Robinson Worldwide Inc.	2	167
CAI International Inc. (a)	—	5
Carlisle Cos. Inc.	1	91
Casella Waste Systems Inc. - Class A (a)	1	15
Caterpillar Inc.	7	1,117
CBIZ Inc. (a)	1	15
Chart Industries Inc. (a)	—	27
Cimpress NV (a)	—	39
Cintas Corp.	1	220
CIRCOR International Inc.	—	10
Civeo Corp. (a)	2	7
Clean Harbors Inc. (a)	1	47
Colfax Corp. (a)	1	41
Columbus Mckinnon Corp.	—	10
Comfort Systems USA Inc.	—	25
Continental Building Products Inc. (a)	—	17
Copart Inc. (a)	3	132
	Shares/Par[1]	Value ($)
CoStar Group Inc. (a)	—	188
Covanta Holding Corp.	1	23
Covenant Transportation Group Inc. - Class A (a)	—	5
Crane Co.	1	58
CSW Industrials Inc. (a)	—	10
CSX Corp.	10	755
Cubic Corp.	—	23
Cummins Inc.	2	280
Curtiss-Wright Corp.	1	70
Daseke Inc. (a)	1	4
Deere & Co.	4	568
Delta Air Lines Inc.	2	125
Deluxe Corp.	1	33
Donaldson Co. Inc.	2	93
Douglas Dynamics Inc.	—	12
Dover Corp.	2	167
Dun & Bradstreet Corp.	—	65
DXP Enterprises Inc. (a)	—	8
Dycom Industries Inc. (a)	—	32
Eaton Corp. Plc	5	465
Echo Global Logistics Inc. (a)	—	10
EMCOR Group Inc.	1	54
Emerson Electric Co.	8	592
Encore Wire Corp.	—	13
Energy Recovery Inc. (a) (b)	1	5
EnerSys Inc.	1	45
Engility Holdings Inc. (a)	—	9
Ennis Inc.	—	6
EnPro Industries Inc.	—	19
Equifax Inc.	2	192
ESCO Technologies Inc.	—	21
Essendant Inc.	—	6
Esterline Technologies Corp. (a)	—	29
Evoqua Water Technologies Corp. (a)	1	16
Expeditors International of Washington Inc.	2	157
Exponent Inc.	1	34
Fastenal Co.	4	204
Federal Signal Corp.	1	19
FedEx Corp.	3	749
Flowserve Corp.	2	88
Fluor Corp.	2	100
Forrester Research Inc.	—	5
Fortive Corp. (b)	4	323
Fortune Brands Home & Security Inc.	2	93
Forward Air Corp.	—	26
Foundation Building Materials Inc. (a)	—	3
Franklin Electric Co. Inc.	1	23
FTI Consulting Inc. (a)	—	34
Gardner Denver Holdings Inc. (a)	1	37
Gates Industrial Corp. Plc (a) (b)	1	14
GATX Corp. (b)	—	38
Generac Holdings Inc. (a)	1	43
General Dynamics Corp.	3	634
General Electric Co.	106	1,202
Genesee & Wyoming Inc. - Class A (a)	1	67
Gibraltar Industries Inc. (a)	—	18
Global Brass & Copper Holdings Inc.	—	10
GMS Inc. (a)	—	9
Gorman-Rupp Co.	—	8
GP Strategies Corp. (a)	—	3
Graco Inc.	2	95
Granite Construction Inc.	1	25
Great Lakes Dredge & Dock Corp. (a)	1	5
Greenbrier Cos. Inc.	—	23
Griffon Corp.	—	6
H&E Equipment Services Inc.	—	15
Harris Corp.	1	246
Harsco Corp. (a)	1	28
Hawaiian Holdings Inc.	—	6
HD Supply Holdings Inc. (a)	2	92
Healthcare Services Group Inc. (b)	1	37
Heartland Express Inc.	1	11
HEICO Corp.	1	48
HEICO Corp. - Class A	1	70
Heidrick & Struggles International Inc.	—	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Herc Holdings Inc. (a)	—	13
Heritage-Crystal Clean Inc. (a)	—	4
Herman Miller Inc.	1	28
Hertz Global Holdings Inc. (a)	1	10
Hexcel Corp.	1	73
Hillenbrand Inc.	1	40
HNI Corp.	1	23
Honeywell International Inc.	9	1,523
HUB Group Inc. - Class A (a)	—	19
Hubbell Inc.	1	90
Huntington Ingalls Industries Inc.	1	140
Huron Consulting Group Inc. (a)	—	13
Hyster-Yale Materials Handling Inc. - Class A	—	6
ICF International Inc.	—	17
IDEX Corp.	1	141
Illinois Tool Works Inc.	4	528
Ingersoll-Rand Plc	3	313
InnerWorkings Inc. (a)	1	5
Insperity Inc.	—	55
Insteel Industries Inc.	—	8
Interface Inc.	1	17
ITT Inc.	1	66
Jacobs Engineering Group Inc.	2	119
JB Hunt Transport Services Inc.	1	128
JELD-WEN Holding Inc. (a)	1	22
John Bean Technologies Corp.	—	47
Johnson Controls International Plc	11	398
Kadant Inc.	—	15
Kaman Corp.	—	19
Kansas City Southern	1	142
KAR Auction Services Inc.	2	99
KBR Inc.	2	36
Kelly Services Inc. - Class A	—	9
Kennametal Inc.	1	44
Keyw Holding Corp. (a) (b)	1	6
Kforce Inc.	—	11
Kimball International Inc. - Class B	—	7
Kirby Corp. (a)	—	15
KLX Inc. (a)	1	39
Knight-Swift Transportation Holdings Inc. - Class A	2	57
Knoll Inc.	1	14
Korn/Ferry International	1	32
Kratos Defense & Security Solutions Inc. (a) (b)	1	16
L3 Technologies Inc.	1	204
Landstar System Inc.	1	63
Lennox International Inc.	—	99
Lincoln Electric Holdings Inc.	1	71
Lindsay Corp.	—	13
Lockheed Martin Corp.	3	1,090
LSC Communications Inc.	—	5
Lydall Inc. (a)	—	9
Macquarie Infrastructure Co. LLC	1	46
Manitowoc Co. Inc. (a)	—	10
Manpower Inc.	1	70
Marten Transport Ltd.	1	10
Masco Corp.	4	139
Masonite International Corp. (a)	—	22
MasTec Inc. (a)	1	35
Matson Inc.	—	6
Matthews International Corp. - Class A	—	20
McGrath RentCorp	—	16
Mercury Systems Inc. (a)	1	32
Meritor Inc. (a)	1	20
Middleby Corp. (a)	1	88
Milacron Holdings Corp. (a)	1	17
Mistras Group Inc. (a)	—	5
Mobile Mini Inc.	1	24
Moog Inc. - Class A	—	34
MRC Global Inc. (a)	1	20
MSA Safety Inc.	—	48
MSC Industrial Direct Co. - Class A	1	50
Mueller Industries Inc.	1	19
Mueller Water Products Inc. - Class A	2	22
Multi-Color Corp.	—	11
MYR Group Inc. (a)	—	7
	Shares/Par[1]	Value ($)
National Presto Industries Inc. (b)	—	8
Navigant Consulting Inc.	1	13
Navistar International Corp. (a)	1	21
NCI Building Systems Inc. (a)	1	8
Nexeo Solutions Inc. (a)	—	5
Nielsen Holdings Plc	4	121
NN Inc.	1	8
Nordson Corp.	1	89
Norfolk Southern Corp.	3	625
Northrop Grumman Systems Corp.	2	645
NOW Inc. (a)	1	22
NV5 Holdings Inc. (a)	—	10
nVent Electric Plc	2	57
Old Dominion Freight Line Inc.	1	122
Omega Flex Inc.	—	3
Oshkosh Corp.	1	65
Owens Corning Inc.	1	74
PACCAR Inc.	4	293
Parker Hannifin Corp.	2	299
Park-Ohio Holdings Corp.	—	4
Patrick Industries Inc. (a)	—	17
Pentair Plc	2	90
PGT Innovations Inc. (a)	1	16
Pitney Bowes Inc.	2	16
Plug Power Inc. (a) (b)	3	5
Powell Industries Inc.	—	4
Primoris Services Corp.	1	12
Proto Labs Inc. (a)	—	51
Quad/Graphics Inc. - Class A	—	9
Quanex Building Products Corp.	—	7
Quanta Services Inc. (a)	2	62
Raven Industries Inc.	—	20
Raytheon Co.	4	728
RBC Bearings Inc. (a)	—	45
Regal-Beloit Corp.	1	45
Republic Services Inc.	3	204
Resources Connection Inc.	—	6
REV Group Inc. (b)	—	5
Rexnord Corp. (a)	1	40
Robert Half International Inc.	2	106
Rockwell Automation Inc.	2	288
Rockwell Collins Inc.	2	282
Rollins Inc.	1	73
Roper Industries Inc.	1	374
RR Donnelley & Sons Co.	1	5
Rush Enterprises Inc. - Class A	—	15
Rush Enterprises Inc. - Class B	—	2
Ryder System Inc.	1	47
Saia Inc. (a)	—	24
Sensata Technologies Holding Plc (a)	2	105
Simpson Manufacturing Co. Inc.	1	37
SiteOne Landscape Supply Inc. (a)	1	35
SkyWest Inc.	—	9
Snap-On Inc.	1	127
Southwest Airlines Co.	2	111
SP Plus Corp. (a)	—	10
Spartan Motors Inc.	—	6
Spirit Aerosystems Holdings Inc. - Class A	1	128
Spirit Airlines Inc. (a)	—	10
SPX Corp. (a)	1	17
SPX Flow Technology USA Inc. (a)	1	27
Standex International Corp.	—	16
Stanley Black & Decker Inc.	2	276
Steelcase Inc. - Class A	1	19
Stericycle Inc. (a)	1	62
Sun Hydraulics Corp.	—	19
Sunrun Inc. (a)	1	12
Team Inc. (a) (b)	—	8
Teledyne Technologies Inc. (a)	—	108
Tennant Co.	—	16
Terex Corp.	1	37
Tetra Tech Inc.	1	47
Textron Inc.	3	224
Thermon Group Holdings Inc. (a)	—	10
Timken Co.	1	43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Titan International Inc.	1	5
Titan Machinery Inc. (a)	—	4
Toro Co.	1	78
TPI Composites Inc. (a)	—	6
TransDigm Group Inc. (a)	1	215
TransUnion LLC	2	166
Trex Co. Inc. (a)	1	56
TriMas Corp. (a)	1	17
TriNet Group Inc. (a)	1	31
Trinity Industries Inc.	2	61
Triton International Ltd. - Class A	1	21
Triumph Group Inc.	1	14
TrueBlue Inc. (a)	1	13
Tutor Perini Corp. (a)	1	9
UniFirst Corp.	—	31
Union Pacific Corp.	10	1,548
United Continental Holdings Inc. (a)	1	76
United Parcel Service Inc. - Class B	8	987
United Rentals Inc. (a)	1	167
United Technologies Corp.	9	1,302
Univar Inc. (a)	1	43
Universal Forest Products Inc.	1	26
Universal Logistics Holdings Inc.	—	4
US Ecology Inc.	—	20
USG Corp.	1	49
Valmont Industries Inc.	—	38
Verisk Analytics Inc. (a)	2	232
Veritiv Corp. (a)	—	5
Viad Corp.	—	15
Vicor Corp. (a)	—	10
VSE Corp.	—	4
Wabash National Corp.	1	13
WABCO Holdings Inc. (a)	1	77
Wabtec Corp.	1	111
WageWorks Inc. (a)	1	21
Waste Connections Inc.	3	259
Waste Management Inc.	5	479
Watsco Inc.	—	70
Watts Water Technologies Inc. - Class A	—	28
Welbilt Inc. (a)	2	34
Werner Enterprises Inc.	1	20
	Shares/Par[1]	Value ($)
Wesco Aircraft Holdings Inc. (a)	1	7
WESCO International Inc. (a)	1	36
Willscot Corp. (a) (b)	—	8
Woodward Governor Co.	1	55
WW Grainger Inc.	1	208
XPO Logistics Inc. (a)	2	168
Xylem Inc.	2	176
YRC Worldwide Inc. (a)	—	4
		36,857
Information Technology 0.9%
ASGN Inc. (a)	1	50
IHS Markit Ltd. (a)	5	258
Systemax Inc.	—	5
		313
Total Common Stocks (cost $35,696)		37,170
INVESTMENT COMPANIES 0.1%
Vanguard Industrials ETF	—	48
Total Investment Companies (cost $48)		48
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	270	270
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	318	318
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	15	15
Total Short Term Investments (cost $603)		603
Total Investments 100.9% (cost $36,347)		37,821
Other Assets and Liabilities, Net (0.9)%		(325)
Total Net Assets 100.0%		37,496

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Industrial Select Sector	3	December 2018	237	—	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Materials Sector Fund
COMMON STOCKS 100.4%
Materials 100.4%
AdvanSix Inc. (a)	1	28
AgroFresh Solutions Inc. (a)	1	5
Air Products & Chemicals Inc.	6	1,014
AK Steel Holding Corp. (a) (b)	9	44
Albemarle Corp. (b)	3	306
Alcoa Corp. (a)	5	208
Allegheny Technologies Inc. (a)	3	103
American Vanguard Corp.	1	13
AptarGroup Inc.	2	186
Ashland Global Holdings Inc.	2	144
Avery Dennison Corp.	2	264
Axalta Coating Systems Ltd. (a)	6	178
Balchem Corp.	1	99
Ball Corp.	9	405
Bemis Co. Inc.	3	122
Berry Global Group Inc. (a)	4	176
Boise Cascade Co.	1	39
Cabot Corp.	2	107
Carpenter Technology Corp.	1	76
Celanese Corp. - Class A	4	429
Century Aluminum Co. (a)	1	17
CF Industries Holdings Inc.	6	352
Chase Corp.	—	24
Chemours Co.	5	193
Clearwater Paper Corp. (a)	—	13
Cleveland-Cliffs Inc. (a)	8	100
Coeur d'Alene Mines Corp. (a)	5	28
Commercial Metals Co.	3	66
Compass Minerals International Inc. (b)	1	63
Crown Holdings Inc. (a) (b)	4	178
Domtar Corp.	2	90
DowDuPont Inc.	64	4,132
Eagle Materials Inc.	1	113
Eastman Chemical Co.	4	379
Ecolab Inc.	7	1,128
Ferro Corp. (a)	2	52
FMC Corp.	4	325
Forterra Inc. (a) (b)	1	4
Freeport-McMoRan Inc. - Class B	38	531
FutureFuel Corp.	1	13
GCP Applied Technologies Inc. (a)	2	51
Graphic Packaging Holding Co.	9	120
Greif Inc. - Class A	1	38
Greif Inc. - Class B	—	7
Hawkins Inc.	—	11
Haynes International Inc.	—	12
HB Fuller Co.	1	72
Hecla Mining Co.	13	37
Huntsman Corp.	6	162
Ingevity Corp. (a)	1	118
Innophos Holdings Inc.	1	25
Innospec Inc.	1	52
International Flavors & Fragrances Inc.	3	349
International Paper Co.	11	536
Intrepid Potash Inc. (a)	3	10
Kaiser Aluminum Corp.	—	51
KapStone Paper and Packaging Corp.	2	82
KMG Chemicals Inc.	—	30
Koppers Holdings Inc. (a)	1	19
Kraton Corp. (a)	1	42
Kronos Worldwide Inc.	1	10
Louisiana-Pacific Corp.	4	107
LyondellBasell Industries NV - Class A	9	946
Martin Marietta Materials Inc.	2	318
Materion Corp.	1	34
McEwen Mining Inc.	7	14
Mercer International Inc.	1	20
Minerals Technologies Inc.	1	66
Mosaic Co.	10	330
Myers Industries Inc.	1	18
Neenah Inc.	—	39
	Shares/Par[1]	Value ($)
NewMarket Corp.	—	105
Newmont Mining Corp.	15	447
Nucor Corp.	9	559
Olin Corp.	5	118
Omnova Solutions Inc. (a)	1	12
Owens-Illinois Inc. (a)	5	85
P.H. Glatfelter Co.	1	22
Packaging Corp. of America	3	286
Platform Specialty Products Corp. (a)	6	79
PolyOne Corp.	2	97
PPG Industries Inc.	7	754
PQ Group Holdings Inc. (a)	1	19
Praxair Inc.	8	1,279
Quaker Chemical Corp.	—	74
Rayonier Advanced Materials Inc. (b)	1	26
Reliance Steel & Aluminum Co.	2	170
Resolute Forest Products Inc. (a)	2	22
Royal Gold Inc.	2	139
RPM International Inc.	4	240
Ryerson Holding Corp. (a)	—	5
Schnitzer Steel Industries Inc. - Class A	1	21
Schweitzer-Mauduit International Inc.	1	33
Scotts Miracle-Gro Co. - Class A	1	91
Sealed Air Corp.	4	178
Sensient Technologies Corp.	1	90
Sherwin-Williams Co.	2	1,062
Silgan Holdings Inc.	2	59
Sonoco Products Co.	3	152
Steel Dynamics Inc.	7	296
Stepan Co.	1	49
Summit Materials Inc. - Class A (a)	3	55
SunCoke Energy Inc. (a)	2	19
TimkenSteel Corp. (a)	1	15
Tredegar Corp.	1	15
Trinseo SA	1	93
Tronox Ltd. - Class A	3	31
United States Lime & Minerals Inc.	—	5
United States Steel Corp.	5	150
US Concrete Inc. (a) (b)	—	21
Valvoline Inc.	5	117
Venator Materials Plc (a)	1	13
Verso Corp. - Class A (a)	1	31
Vulcan Materials Co.	4	408
Warrior Met Coal Inc.	1	28
Westlake Chemical Corp.	1	89
WestRock Co.	7	380
Worthington Industries Inc.	1	55
WR Grace & Co.	2	133
Total Common Stocks (cost $25,277)		23,700
RIGHTS 0.0%
A. Schulman Inc. (a) (c)	1	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 2.3%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	132	132
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	415	415
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	5	5
Total Short Term Investments (cost $552)		552
Total Investments 102.7% (cost $25,829)		24,254
Other Assets and Liabilities, Net (2.7)%		(647)
Total Net Assets 100.0%		23,607

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Materials Select Sector	1	December 2018	63	—	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 97.6%
Australia 30.9%
AGL Energy Ltd.	494	6,962
Amcor Ltd.	785	7,760
Fortescue Metals Group Ltd.	2,321	6,586
GPT Group	2,294	8,648
Newcrest Mining Ltd.	521	7,329
QBE Insurance Group Ltd.	1,121	9,023
Sonic Health Care Ltd.	524	9,432
Stockland	2,721	8,179
Telstra Corp. Ltd.	3,260	7,513
Wesfarmers Ltd.	271	9,758
		81,190
Hong Kong 7.4%
CK Hutchison Holdings Ltd.	744	8,575
CLP Holdings Ltd.	931	10,904
		19,479
Japan 49.6%
Aozora Bank Ltd.	238	8,494
Central Japan Railway Co.	51	10,675
Daicel Corp.	811	9,409
Nissan Motor Co. Ltd.	938	8,775
Nomura Holdings Inc.	1,550	7,372
Nomura Real Estate Holdings Inc.	408	8,241
ORIX Corp.	538	8,687
Sekisui House Ltd.	514	7,830
Shimamura Co. Ltd.	87	8,195
Sompo Holdings Inc.	237	10,078
Sumitomo Electric Industries Ltd.	551	8,633
Tohoku Electric Power Co. Inc.	729	9,881
Tosoh Corp.	403	6,199
Toyota Motor Corp.	144	8,959
West Japan Railway Co.	127	8,829
		130,257
	Shares/Par[1]	Value ($)
New Zealand 3.7%
Spark New Zealand Ltd.	3,614	9,703
Singapore 6.0%
Ascendas REIT	4,491	8,681
Jardine Cycle & Carriage Ltd.	303	7,102
		15,783
Total Common Stocks (cost $282,264)		256,412
INVESTMENT COMPANIES 0.6%
United States of America 0.6%
Vanguard MSCI Pacific ETF (a)	20	1,439
Total Investment Companies (cost $1,442)		1,439
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	2,175	2,175
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	42	42
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (d) (e)	205	204
Total Short Term Investments (cost $2,421)		2,421
Total Investments 99.1% (cost $286,127)		260,272
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net 0.9%		2,315
Total Net Assets 100.0%		262,604

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	18	December 2018	AUD	2,777	8	8
Tokyo Price Index	20	December 2018	JPY	340,812	25	202
					33	210

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	12/19/18	AUD	1,493	1,080	4
AUD/USD	UBS	12/19/18	AUD	507	367	5
JPY/USD	CIT	12/19/18	JPY	249,471	2,210	(33)
USD/AUD	CIT	12/19/18	AUD	(199)	(144)	1
USD/AUD	CSI	12/19/18	AUD	(170)	(123)	—
USD/AUD	GSC	12/19/18	AUD	(68)	(49)	—
USD/AUD	HSB	12/19/18	AUD	(115)	(83)	—
USD/JPY	BMO	12/19/18	JPY	(41,835)	(371)	3
USD/JPY	CIT	12/19/18	JPY	(10,369)	(92)	1
USD/JPY	GSC	12/19/18	JPY	(29,804)	(264)	3
					2,531	(16)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Real Estate Sector Fund
COMMON STOCKS 98.7%
Real Estate 98.7%
Acadia Realty Trust	3	71
Agree Realty Corp.	1	53
Alexander & Baldwin Inc.	2	48
Alexander's Inc.	—	24
Alexandria Real Estate Equities Inc.	3	403
Altisource Portfolio Solutions SA (a) (b)	—	11
American Assets Trust Inc.	1	40
American Campus Communities Inc.	4	174
American Homes For Rent - Class A	8	180
American Tower Corp.	14	1,993
Americold Realty Trust (b)	3	68
Apartment Investment & Management Co. - Class A	5	217
Apple Hospitality REIT Inc.	7	118
Armada Hoffler Properties Inc.	1	20
Ashford Hospitality Trust Inc.	3	18
AvalonBay Communities Inc.	4	778
Boston Properties Inc.	5	591
Braemar Hotels & Resorts Inc.	1	10
Brandywine Realty Trust	6	87
Brixmor Property Group Inc.	9	164
Brookfield Property REIT Inc. - Class A	7	156
Camden Property Trust	3	271
CareTrust REIT Inc.	2	43
CatchMark Timber Trust Inc. - Class A	2	17
CBL & Associates Properties Inc. (b)	5	21
CBRE Group Inc. - Class A (a)	10	443
Cedar Realty Trust Inc.	3	13
Chatham Lodging Trust	1	29
Chesapeake Lodging Trust	2	61
Colony Capital Inc. - Class A	15	89
Columbia Property Trust Inc.	4	87
Community Healthcare Trust Inc.	1	17
CoreCivic Inc.	4	89
CorePoint Lodging Inc.	1	24
Coresite Realty Corp.	1	118
Corporate Office Properties Trust	3	94
Cousins Properties Inc.	13	115
Crown Castle International Corp.	13	1,435
CubeSmart	6	161
CyrusOne Inc.	3	195
DDR Corp.	5	66
DiamondRock Hospitality Co.	6	73
Digital Realty Trust Inc.	6	720
Douglas Emmett Inc.	5	189
Duke Realty Corp.	11	316
Easterly Government Properties Inc.	2	33
EastGroup Properties Inc.	1	103
Empire State Realty Trust Inc. - Class A	4	72
EPR Properties	2	158
Equinix Inc.	3	1,069
Equity Commonwealth	4	120
Equity Lifestyle Properties Inc.	3	254
Equity Residential Properties Inc.	11	759
Essex Property Trust Inc.	2	507
Extra Space Storage Inc.	4	340
Federal Realty Investment Trust	2	287
First Industrial Realty Trust Inc.	4	121
Five Point Holdings LLC - Class A (a) (b)	2	17
Forest City Realty Trust Inc. - Class A	7	177
Forestar Group Inc. (a) (b)	—	7
Four Corners Property Trust Inc.	2	50
Franklin Street Properties Corp.	3	26
Front Yard Residential Corp.	2	17
FRP Holdings Inc. (a)	—	13
Gaming and Leisure Properties Inc.	6	223
Geo Group Inc.	4	96
Getty Realty Corp.	1	29
Gladstone Commercial Corp.	1	16
Global Net Lease Inc.	2	45
Government Properties Income Trust	3	34
HCP Inc.	15	385
	Shares/Par[1]	Value ($)
Healthcare Realty Trust Inc.	4	113
Healthcare Trust of America Inc. - Class A	6	170
Hersha Hospitality Trust	1	25
HFF Inc. - Class A	1	50
Highwoods Properties Inc.	3	150
Hospitality Properties Trust	5	148
Host Hotels & Resorts Inc.	23	487
Howard Hughes Corp. (a)	1	157
Hudson Pacific Properties Inc.	5	159
Independence Realty Trust Inc.	3	27
Industrial Logistics Properties Trust (b)	1	16
InfraREIT Inc.	1	28
Investors Real Estate Trust	4	21
Invitation Homes Inc.	10	223
Iron Mountain Inc.	8	290
iStar Inc. (b)	2	23
JBG Smith Properties	4	128
Jones Lang LaSalle Inc.	1	202
Kennedy-Wilson Holdings Inc.	4	87
Kilroy Realty Corp.	3	221
Kimco Realty Corp.	13	222
Kite Realty Group Trust	3	45
Lamar Advertising Co. - Class A	3	203
LaSalle Hotel Properties	3	118
Lexington Realty Trust	7	57
Liberty Property Trust	5	193
Life Storage Inc.	1	139
LTC Properties Inc.	1	55
Macerich Co.	3	181
Mack-Cali Realty Corp.	3	60
Marcus & Millichap Inc. (a)	1	20
Medical Properties Trust Inc.	11	169
MGM Growth Properties LLC - Class A	2	65
Mid-America Apartment Communities Inc.	4	355
Monmouth Real Estate Investment Corp. - Class A	2	41
National Health Investors Inc.	1	97
National Retail Properties Inc.	5	212
National Storage Affiliates Trust	2	46
New Senior Investment Group Inc.	2	14
New York REIT Inc.	1	9
Nexpoint Residential Trust Inc.	1	18
NorthStar Realty Europe Corp.	1	20
Omega Healthcare Investors Inc. (b)	6	202
One Liberty Properties Inc.	—	12
Outfront Media Inc.	4	86
Paramount Group Inc.	7	100
Park Hotels & Resorts Inc.	6	203
Pebblebrook Hotel Trust (b)	2	78
Pennsylvania REIT (b)	2	20
Physicians Realty Trust	6	95
Piedmont Office Realty Trust Inc. - Class A	4	75
PotlatchDeltic Corp.	2	76
Preferred Apartment Communities Inc.	1	21
ProLogis Inc.	20	1,325
PS Business Parks Inc.	1	81
Public Storage	5	983
QTS Realty Trust Inc. - Class A	2	68
Ramco-Gershenson Properties Trust	2	33
Rayonier Inc.	4	137
RE/MAX Holdings Inc. - Class A	1	24
Realogy Holdings Corp. (b)	4	82
Realty Income Corp.	9	503
Redfin Corp. (a) (b)	1	26
Regency Centers Corp.	5	305
Retail Opportunity Investments Corp.	4	66
Retail Properties of America Inc. - Class A	7	83
Retail Value Inc. (a)	—	14
Rexford Industrial Realty Inc.	3	80
RLJ Lodging Trust	5	119
RMR Group Inc. - Class A	—	17
Ryman Hospitality Properties	1	123
Sabra Healthcare REIT Inc.	5	126
Saul Centers Inc.	—	22
SBA Communications Corp. (a)	4	576
Select Income REIT	2	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Senior Housing Properties Trust	7	131
Seritage Growth Properties - Class A (b)	1	49
Simon Property Group Inc.	10	1,700
SL Green Realty Corp.	3	267
Spirit MTA REIT	1	15
Spirit Realty Capital Inc.	13	106
St. Joe Co. (a)	1	20
STAG Industrial Inc.	3	83
STORE Capital Corp.	6	154
Summit Hotel Properties Inc.	3	45
Sun Communities Inc.	3	254
Sunstone Hotel Investors Inc.	7	114
Tanger Factory Outlet Centers Inc. (b)	3	68
Taubman Centers Inc.	2	112
Tejon Ranch Co. (a)	1	14
Terreno Realty Corp	2	67
Tier REIT Inc.	1	35
UDR Inc.	8	337
UMH Properties Inc.	1	15
Uniti Group Inc.	5	103
Universal Health Realty Income Trust	—	29
Urban Edge Properties	4	78
Urstadt Biddle Properties Inc. - Class A	1	19
Ventas Inc.	11	603
Vereit Inc.	30	219
VICI Properties Inc. (b)	9	186
Vornado Realty Trust	5	389
Washington Prime Group Inc. (b)	6	43
Washington REIT	2	75
Weingarten Realty Investors	4	112
Welltower Inc.	12	744
	Shares/Par[1]	Value ($)
Weyerhaeuser Co.	24	760
Whitestone REIT	1	15
WP Carey Inc.	3	215
Xenia Hotels & Resorts Inc.	3	79
Total Common Stocks (cost $32,374)		32,992
INVESTMENT COMPANIES 0.0%
Fidelity MSCI Real Estate Index ETF	—	3
Total Investment Companies (cost $3)		3
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	531	531
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	561	561
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	35	35
Total Short Term Investments (cost $1,127)		1,127
Total Investments 102.1% (cost $33,504)		34,122
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (2.1)%		(697)
Total Net Assets 100.0%		33,430

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini S&P Real Estate Select Sector	9	December 2018	364	5	(9)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 99.0%
Communication Services 9.2%
Activision Blizzard Inc.	248	20,601
Alphabet Inc. - Class A (a)	98	118,122
Alphabet Inc. - Class C (a)	101	120,301
AT&T Inc. (b)	2,377	79,834
CBS Corp. - Class B	109	6,261
CenturyLink Inc. (b)	315	6,682
Charter Communications Inc. - Class A (a) (b)	59	19,077
Comcast Corp. - Class A	1,496	52,956
Discovery Inc. - Class A (a) (b)	55	1,756
Discovery Inc. - Class C (a)	115	3,409
DISH Network Corp. - Class A (a)	75	2,688
Electronic Arts Inc. (a)	100	12,020
Facebook Inc. - Class A (a)	790	129,847
Interpublic Group of Cos. Inc. (b)	127	2,912
News Corp. - Class A (b)	116	1,528
News Corp. - Class B (b)	37	508
Omnicom Group Inc. (b)	72	4,915
TripAdvisor Inc. (a)	37	1,875
Twenty-First Century Fox Inc. - Class A	343	15,883
Twenty-First Century Fox Inc. - Class B	159	7,291
Twitter Inc. (a)	235	6,692
Verizon Communications Inc.	1,353	72,221
Viacom Inc. - Class B	115	3,894
Walt Disney Co. (b)	487	56,927
		748,200
Consumer Discretionary 10.8%
Advance Auto Parts Inc. (b)	24	4,076
Amazon.com Inc. (a)	134	268,468
Aptiv Plc	86	7,194
AutoZone Inc. (a)	9	6,635
Best Buy Co. Inc. (b)	79	6,242
Booking Holdings Inc. (a)	16	30,847
BorgWarner Inc. (b)	68	2,919
Carmax Inc. (a)	56	4,194
Carnival Plc	131	8,380
Chipotle Mexican Grill Inc. (a) (b)	8	3,508
D.R. Horton Inc.	109	4,606
Darden Restaurants Inc. (b)	40	4,484
Dollar General Corp.	87	9,485
Dollar Tree Inc. (a) (b)	79	6,443
eBay Inc. (a)	300	9,919
Expedia Group Inc. (b)	40	5,263
Foot Locker Inc.	36	1,814
Ford Motor Co. (b)	1,273	11,771
Gap Inc. (b)	74	2,134
Garmin Ltd.	39	2,763
General Motors Co.	429	14,445
Genuine Parts Co. (b)	49	4,885
Goodyear Tire & Rubber Co. (b)	81	1,900
H&R Block Inc. (b)	70	1,795
HanesBrands Inc. (b)	122	2,245
Harley-Davidson Inc.	57	2,589
Hasbro Inc. (b)	37	3,882
Hilton Worldwide Holdings Inc.	97	7,865
Home Depot Inc.	376	77,831
Kohl's Corp. (b)	56	4,195
Leggett & Platt Inc. (b)	40	1,735
Lennar Corp. - Class A	95	4,454
Limited Brands Inc. (b)	75	2,278
LKQ Corp. (a)	104	3,290
Lowe's Cos. Inc.	268	30,721
Macy's Inc. (b)	104	3,613
Marriott International Inc. - Class A (b)	94	12,463
Mattel Inc. (a) (b)	110	1,734
McDonald's Corp.	254	42,503
MGM Resorts International	167	4,662
Michael Kors Holdings Ltd. (a)	47	3,218
Mohawk Industries Inc. (a)	21	3,740
Netflix Inc. (a)	143	53,324
Newell Brands Inc. (b)	143	2,908
	Shares/Par[1]	Value ($)
Nike Inc. - Class B	418	35,380
Nordstrom Inc. (b)	36	2,140
Norwegian Cruise Line Holdings Ltd. (a)	70	3,996
O'Reilly Automotive Inc. (a)	26	9,179
Pulte Homes Inc.	91	2,260
PVH Corp.	25	3,675
Ralph Lauren Corp. - Class A (b)	19	2,620
Ross Stores Inc.	123	12,196
Royal Caribbean Cruises Ltd.	57	7,353
Starbucks Corp. (b)	442	25,126
Tapestry Inc.	95	4,757
Target Corp.	173	15,294
Tiffany & Co.	36	4,586
TJX Cos. Inc.	204	22,857
Tractor Supply Co.	38	3,459
Ulta Beauty Inc. (a)	18	5,109
Under Armour Inc. - Class A (a) (b)	64	1,367
Under Armour Inc. - Class C (a) (b)	65	1,262
VF Corp.	106	9,942
Whirlpool Corp.	22	2,592
Wynn Resorts Ltd.	32	4,054
Yum! Brands Inc.	105	9,518
		882,142
Consumer Staples 6.6%
Altria Group Inc.	616	37,164
Archer-Daniels-Midland Co.	181	9,108
Brown-Forman Corp. - Class B (b)	57	2,873
Campbell Soup Co. (b)	59	2,177
Church & Dwight Co. Inc. (b)	78	4,603
Clorox Co. (b)	43	6,455
Coca-Cola Co.	1,253	57,871
Colgate-Palmolive Co.	284	19,001
ConAgra Brands Inc.	125	4,243
Constellation Brands Inc. - Class A	55	11,776
Costco Wholesale Corp.	144	33,716
Coty Inc. - Class A (b)	143	1,795
Estee Lauder Cos. Inc. - Class A	73	10,549
General Mills Inc. (b)	192	8,243
Hershey Co.	47	4,764
Hormel Foods Corp. (b)	85	3,362
JM Smucker Co. (b)	36	3,670
Kellogg Co. (b)	85	5,922
Kimberly-Clark Corp.	114	12,907
Kraft Heinz Foods Co.	203	11,202
Kroger Co. (b)	262	7,614
McCormick & Co. Inc. (b)	40	5,326
Molson Coors Brewing Co. - Class B (b)	62	3,835
Mondelez International Inc. - Class A	480	20,620
Monster Beverage Corp. (a) (b)	133	7,774
PepsiCo Inc.	462	51,623
Philip Morris International Inc. (b)	509	41,490
Procter & Gamble Co.	815	67,841
Sysco Corp.	156	11,411
Tyson Foods Inc. - Class A	95	5,651
Walgreens Boots Alliance Inc.	277	20,227
Walmart Inc.	471	44,239
		539,052
Energy 5.9%
Anadarko Petroleum Corp.	167	11,285
Andeavor Corp.	45	6,853
Apache Corp. (b)	127	6,058
Baker Hughes a GE Co. LLC - Class A (b)	132	4,471
Cabot Oil & Gas Corp. (b)	141	3,181
Chevron Corp.	627	76,688
Cimarex Energy Co. (b)	31	2,878
Concho Resources Inc. (a) (b)	65	9,995
ConocoPhillips Co.	381	29,479
Devon Energy Corp.	168	6,718
EOG Resources Inc. (b)	188	24,032
EQT Corp. (b)	86	3,787
Exxon Mobil Corp.	1,386	117,824
Halliburton Co.	285	11,541
Helmerich & Payne Inc. (b)	33	2,283
Hess Corp.	84	5,997

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
HollyFrontier Corp.	53	3,733
Kinder Morgan Inc.	617	10,933
Marathon Oil Corp.	284	6,612
Marathon Petroleum Corp. (b)	150	12,008
National Oilwell Varco Inc. (b)	125	5,405
Newfield Exploration Co. (a) (b)	71	2,037
Noble Energy Inc. (b)	154	4,799
Occidental Petroleum Corp.	249	20,473
ONEOK Inc. (b)	133	9,029
Phillips 66	140	15,750
Pioneer Natural Resources Co.	57	9,914
Schlumberger Ltd.	451	27,469
TechnipFMC Plc (b)	137	4,292
Valero Energy Corp.	140	15,944
Williams Cos. Inc. (b)	396	10,759
		482,227
Financials 13.3%
Affiliated Managers Group Inc.	17	2,295
Aflac Inc.	252	11,846
Allstate Corp.	114	11,276
American Express Co. (b)	232	24,749
American International Group Inc.	292	15,544
Ameriprise Financial Inc.	46	6,854
Aon Plc - Class A	79	12,222
Arthur J Gallagher & Co.	60	4,445
Assurant Inc. (b)	17	1,883
Bank of America Corp.	3,043	89,634
Bank of New York Mellon Corp. (c)	303	15,427
BB&T Corp.	254	12,306
Berkshire Hathaway Inc. - Class B (a)	638	136,568
BlackRock Inc.	40	18,914
Brighthouse Financial Inc. (a)	41	1,802
Capital One Financial Corp.	158	15,019
CBOE Global Markets Inc. (b)	38	3,627
Charles Schwab Corp. (b)	391	19,203
Chubb Ltd.	152	20,256
Cincinnati Financial Corp.	49	3,798
Citigroup Inc.	824	59,129
Citizens Financial Group Inc.	162	6,237
CME Group Inc. (b)	111	18,856
Comerica Inc.	55	4,941
Discover Financial Services	113	8,641
E*TRADE Financial Corp. (a)	89	4,655
Everest Re Group Ltd. (b)	14	3,160
Fifth Third Bancorp (b)	220	6,143
Franklin Resources Inc. (b)	105	3,183
Goldman Sachs Group Inc.	114	25,640
Hartford Financial Services Group Inc. (b)	115	5,736
Huntington Bancshares Inc. (b)	352	5,257
Intercontinental Exchange Inc. (b)	188	14,106
Invesco Ltd. (b)	134	3,056
Jefferies Financial Group Inc. (b)	104	2,288
JPMorgan Chase & Co.	1,101	124,206
KeyCorp (b)	341	6,790
Lincoln National Corp.	69	4,698
Loews Corp. (b)	91	4,559
M&T Bank Corp.	47	7,738
Marsh & McLennan Cos. Inc.	165	13,648
MetLife Inc.	331	15,447
Moody's Corp.	56	9,290
Morgan Stanley	435	20,239
MSCI Inc. (b)	28	5,021
NASDAQ Inc. (b)	37	3,155
Northern Trust Corp. (b)	73	7,450
People's United Financial Inc. (b)	112	1,917
PNC Financial Services Group Inc.	153	20,808
Principal Financial Group Inc. (b)	89	5,241
Progressive Corp.	189	13,449
Prudential Financial Inc.	137	13,838
Raymond James Financial Inc.	44	4,056
Regions Financial Corp. (b)	361	6,622
S&P Global Inc.	82	15,972
State Street Corp.	124	10,392
SunTrust Banks Inc. (b)	151	10,090
	Shares/Par[1]	Value ($)
SVB Financial Group (a)	17	5,246
Synchrony Financial	224	6,956
T. Rowe Price Group Inc. (b)	78	8,567
Torchmark Corp.	36	3,128
Travelers Cos. Inc.	88	11,395
U.S. Bancorp	502	26,492
Unum Group	74	2,908
VeriSign Inc. (a)	35	5,611
Wells Fargo & Co.	1,419	74,609
Willis Towers Watson Plc	42	5,963
Zions Bancorp (b)	67	3,352
		1,077,549
Health Care 14.9%
Abbott Laboratories	574	42,124
AbbVie Inc.	496	46,880
Abiomed Inc. (a)	14	6,405
Aetna Inc.	106	21,591
Agilent Technologies Inc.	103	7,250
Alexion Pharmaceuticals Inc. (a)	72	10,019
Align Technology Inc. (a) (b)	24	9,354
Allergan Plc	105	19,953
AmerisourceBergen Corp.	55	5,086
Amgen Inc.	212	43,977
Anthem Inc.	85	23,304
Baxter International Inc.	163	12,533
Becton Dickinson & Co.	87	22,695
Biogen Inc. (a)	66	23,348
Boston Scientific Corp. (a)	449	17,278
Bristol-Myers Squibb Co.	532	33,034
Cardinal Health Inc.	99	5,333
Celgene Corp. (a)	230	20,584
Centene Corp. (a)	66	9,626
Cerner Corp. (a) (b)	106	6,812
CIGNA Corp.	79	16,476
Cooper Cos. Inc.	17	4,576
CVS Health Corp.	333	26,231
Danaher Corp. (b)	200	21,736
DaVita Inc. (a)	42	2,997
Dentsply Sirona Inc. (b)	76	2,874
Edwards Lifesciences Corp. (a)	68	11,893
Eli Lilly & Co.	313	33,573
Envision Healthcare Corp. (a)	42	1,941
Express Scripts Holding Co. (a)	183	17,357
Gilead Sciences Inc.	423	32,684
HCA Healthcare Inc.	88	12,311
Henry Schein Inc. (a) (b)	48	4,118
Hologic Inc. (a) (b)	90	3,685
Humana Inc.	45	15,158
Idexx Laboratories Inc. (a) (b)	29	7,280
Illumina Inc. (a) (b)	48	17,551
Incyte Corp. (a) (b)	59	4,087
Intuitive Surgical Inc. (a)	37	21,368
Iqvia Ltd. (a)	52	6,787
Johnson & Johnson	878	121,331
Laboratory Corp. of America Holdings (a) (b)	34	5,969
McKesson Corp.	65	8,678
Medtronic Plc	441	43,376
Merck & Co. Inc.	871	61,785
Mettler-Toledo International Inc. (a)	9	5,228
Mylan NV (a)	165	6,049
Nektar Therapeutics (a) (b)	53	3,257
PerkinElmer Inc. (b)	36	3,520
Perrigo Co. Plc (b)	40	2,831
Pfizer Inc.	1,919	84,556
Quest Diagnostics Inc.	46	4,914
Regeneron Pharmaceuticals Inc. (a)	25	10,152
ResMed Inc.	48	5,519
Stryker Corp. (b)	102	18,082
Thermo Fisher Scientific Inc.	132	32,179
UnitedHealth Group Inc.	315	83,810
Universal Health Services Inc. - Class B (b)	29	3,712
Varian Medical Systems Inc. (a) (b)	30	3,367
Vertex Pharmaceuticals Inc. (a)	83	15,973
Waters Corp. (a)	26	5,161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
WellCare Health Plans Inc. (a)	16	5,227
Zimmer Biomet Holdings Inc.	67	8,858
Zoetis Inc. - Class A	157	14,408
		1,209,811
Industrials 9.6%
3M Co.	192	40,479
Alaska Air Group Inc. (b)	41	2,812
Allegion Plc (b)	31	2,768
American Airlines Group Inc. (b)	133	5,478
AMETEK Inc.	76	6,007
AO Smith Corp. (b)	50	2,646
Arconic Inc. (b)	143	3,147
Boeing Co.	175	65,115
C.H. Robinson Worldwide Inc. (b)	44	4,300
Caterpillar Inc.	195	29,677
Cintas Corp. (b)	28	5,620
Copart Inc. (a)	69	3,540
CSX Corp.	268	19,844
Cummins Inc. (b)	49	7,204
Deere & Co. (b)	105	15,855
Delta Air Lines Inc.	210	12,132
Dover Corp.	49	4,314
Eaton Corp. Plc	142	12,329
Emerson Electric Co.	205	15,694
Equifax Inc.	41	5,292
Expeditors International of Washington Inc. (b)	58	4,297
Fastenal Co. (b)	92	5,315
FedEx Corp.	80	19,261
Flowserve Corp. (b)	40	2,177
Fluor Corp.	48	2,768
Fortive Corp. (b)	99	8,362
Fortune Brands Home & Security Inc.	50	2,614
General Dynamics Corp.	91	18,657
General Electric Co.	2,845	32,117
Harris Corp.	38	6,445
Honeywell International Inc.	243	40,468
Huntington Ingalls Industries Inc.	14	3,564
Illinois Tool Works Inc.	101	14,245
Ingersoll-Rand Plc	80	8,229
Jacobs Engineering Group Inc. (b)	41	3,109
JB Hunt Transport Services Inc.	28	3,313
Johnson Controls International Plc (b)	301	10,537
Kansas City Southern	35	3,910
L3 Technologies Inc.	26	5,477
Lockheed Martin Corp.	81	27,972
Masco Corp. (b)	104	3,813
Nielsen Holdings Plc (b)	111	3,081
Norfolk Southern Corp.	92	16,588
Northrop Grumman Systems Corp.	57	18,003
PACCAR Inc. (b)	118	8,014
Parker Hannifin Corp.	43	7,862
Pentair Plc	54	2,354
Quanta Services Inc. (a)	45	1,495
Raytheon Co.	93	19,313
Republic Services Inc.	72	5,228
Robert Half International Inc.	40	2,840
Rockwell Automation Inc.	40	7,568
Rockwell Collins Inc.	53	7,416
Rollins Inc.	25	1,546
Roper Industries Inc.	33	9,905
Snap-On Inc.	19	3,445
Southwest Airlines Co.	169	10,558
Stanley Black & Decker Inc.	51	7,481
Stericycle Inc. (a) (b)	31	1,791
Textron Inc. (b)	82	5,831
TransDigm Group Inc. (a) (b)	16	6,109
Union Pacific Corp.	243	39,505
United Continental Holdings Inc. (a)	76	6,733
United Parcel Service Inc. - Class B	227	26,493
United Rentals Inc. (a)	26	4,307
United Technologies Corp.	246	34,406
Verisk Analytics Inc. (a)	54	6,484
Waste Management Inc.	129	11,684
WW Grainger Inc. (b)	15	5,346
	Shares/Par[1]	Value ($)
Xylem Inc.	59	4,745
		777,034
Information Technology 20.9%
Accenture Plc - Class A (b)	209	35,634
Adobe Systems Inc. (a)	160	43,288
Advanced Micro Devices Inc. (a) (b)	280	8,658
Akamai Technologies Inc. (a) (b)	56	4,113
Alliance Data Systems Corp.	16	3,864
Amphenol Corp. - Class A	98	9,183
Analog Devices Inc. (b)	121	11,148
Ansys Inc. (a) (b)	27	4,978
Apple Inc.	1,502	339,097
Applied Materials Inc.	328	12,673
Arista Networks Inc. (a) (b)	17	4,469
Autodesk Inc. (a)	71	11,086
Automatic Data Processing Inc.	143	21,595
Broadcom Inc.	141	34,783
Broadridge Financial Solutions Inc. (b)	37	4,945
CA Inc.	103	4,568
Cadence Design Systems Inc. (a)	89	4,025
Cisco Systems Inc.	1,498	72,893
Citrix Systems Inc. (a) (b)	41	4,541
Cognizant Technology Solutions Corp. - Class A	191	14,700
Corning Inc.	269	9,496
DXC Technology Co.	92	8,622
F5 Networks Inc. (a)	19	3,818
Fidelity National Information Services Inc.	108	11,736
Fiserv Inc. (a)	133	10,961
FleetCor Technologies Inc. (a)	29	6,551
FLIR Systems Inc.	42	2,606
Gartner Inc. (a) (b)	30	4,823
Global Payments Inc. (b)	54	6,846
Hewlett Packard Enterprise Co.	483	7,882
HP Inc.	519	13,370
IHS Markit Ltd. (a)	114	6,163
Intel Corp.	1,510	71,406
International Business Machines Corp. (b)	298	45,083
Intuit Inc.	84	19,217
IPG Photonics Corp. (a) (b)	13	1,979
Juniper Networks Inc.	117	3,512
KLA-Tencor Corp. (b)	52	5,290
Lam Research Corp. (b)	53	8,066
MasterCard Inc. - Class A	299	66,474
Microchip Technology Inc. (b)	76	5,964
Micron Technology Inc. (a) (b)	377	17,068
Microsoft Corp.	2,510	287,090
Motorola Solutions Inc.	55	7,102
NetApp Inc. (b)	86	7,396
Nvidia Corp.	199	55,924
Oracle Corp.	928	47,829
Paychex Inc. (b)	107	7,872
PayPal Holdings Inc. (a)	387	33,970
Qorvo Inc. (a) (b)	41	3,140
QUALCOMM Inc. (b)	458	33,011
Red Hat Inc. (a)	58	7,841
Salesforce.com Inc. (a)	247	39,303
Seagate Technology (b)	86	4,064
Skyworks Solutions Inc.	58	5,264
Symantec Corp. (b)	207	4,407
Synopsys Inc. (a)	49	4,828
Take-Two Interactive Software Inc. (a)	39	5,348
TE Connectivity Ltd.	114	10,006
Texas Instruments Inc.	319	34,196
Total System Services Inc.	55	5,418
Visa Inc. - Class A	582	87,322
Western Digital Corp.	96	5,597
Western Union Co. (b)	156	2,965
Xerox Corp.	72	1,953
Xilinx Inc.	81	6,512
		1,695,532
Materials 2.4%
Air Products & Chemicals Inc.	71	11,902
Albemarle Corp. (b)	37	3,728
Avery Dennison Corp.	30	3,240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ball Corp. (b)	111	4,876
CF Industries Holdings Inc.	73	3,988
DowDuPont Inc.	756	48,605
Eastman Chemical Co. (b)	46	4,414
Ecolab Inc. (b)	84	13,236
FMC Corp.	43	3,778
Freeport-McMoRan Inc. - Class B	473	6,584
International Flavors & Fragrances Inc. (b)	26	3,574
International Paper Co.	138	6,769
LyondellBasell Industries NV - Class A	104	10,713
Martin Marietta Materials Inc. (b)	21	3,796
Mosaic Co.	116	3,764
Newmont Mining Corp. (b)	178	5,371
Nucor Corp. (b)	107	6,770
Packaging Corp. of America (b)	32	3,485
PPG Industries Inc. (b)	81	8,814
Praxair Inc.	93	15,022
Sealed Air Corp. (b)	49	1,975
Sherwin-Williams Co.	27	12,182
Vulcan Materials Co.	44	4,922
WestRock Co.	81	4,348
		195,856
Real Estate 2.6%
Alexandria Real Estate Equities Inc.	34	4,305
American Tower Corp.	144	20,883
Apartment Investment & Management Co. - Class A	48	2,122
AvalonBay Communities Inc.	46	8,337
Boston Properties Inc.	52	6,340
CBRE Group Inc. - Class A (a)	103	4,552
Crown Castle International Corp.	135	15,020
Digital Realty Trust Inc. (b)	68	7,680
Duke Realty Corp.	120	3,398
Equinix Inc.	26	11,181
Equity Residential Properties Inc.	123	8,148
Essex Property Trust Inc. (b)	22	5,367
Extra Space Storage Inc.	40	3,432
Federal Realty Investment Trust (b)	25	3,175
HCP Inc.	148	3,890
Host Hotels & Resorts Inc. (b)	245	5,170
Iron Mountain Inc. (b)	95	3,286
Kimco Realty Corp. (b)	138	2,308
Macerich Co.	33	1,826
Mid-America Apartment Communities Inc.	38	3,846
ProLogis Inc.	206	13,956
Public Storage (b)	50	10,097
Realty Income Corp. (b)	95	5,414
Regency Centers Corp.	55	3,567
SBA Communications Corp. (a) (b)	38	6,167
Simon Property Group Inc.	101	17,808
SL Green Realty Corp. (b)	27	2,682
UDR Inc. (b)	84	3,383
Ventas Inc.	119	6,460
Vornado Realty Trust	58	4,205
Welltower Inc.	120	7,696
Weyerhaeuser Co. (b)	245	7,912
		213,613
Utilities 2.8%
AES Corp. (b)	205	2,877
Alliant Energy Corp.	76	3,252
Ameren Corp.	80	5,080

	Shares/Par[1]	Value ($)
American Electric Power Co. Inc.	160	11,347
American Water Works Co. Inc.	59	5,197
CenterPoint Energy Inc. (b)	142	3,938
CMS Energy Corp. (b)	93	4,539
Consolidated Edison Inc.	101	7,664
Dominion Energy Inc. (b)	212	14,916
DTE Energy Co.	60	6,553
Duke Energy Corp.	233	18,648
Edison International	109	7,389
Entergy Corp.	59	4,822
Evergy Inc. (b)	86	4,736
Eversource Energy (b)	106	6,516
Exelon Corp.	314	13,706
FirstEnergy Corp.	159	5,899
NextEra Energy Inc.	153	25,718
NiSource Inc.	114	2,838
NRG Energy Inc. (b)	99	3,708
PG&E Corp. (b)	166	7,639
Pinnacle West Capital Corp.	35	2,753
PPL Corp.	224	6,565
Public Service Enterprise Group Inc. (b)	170	8,950
SCANA Corp.	46	1,800
Sempra Energy (b)	89	10,169
Southern Co.	329	14,346
WEC Energy Group Inc. (b)	106	7,052
Xcel Energy Inc. (b)	170	8,020
		226,637
Total Common Stocks (cost $5,324,176)		8,047,653
SHORT TERM INVESTMENTS 5.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	78,911	78,911
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	45,202	45,202
Repurchase Agreement with CGM, 2.69% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 12/31/18 at $169,895 (e)	165,000	165,000
Repurchase Agreement with MLP, 2.69% (Collateralized by various publicly traded equities with a value of $126,500) acquired on 09/21/18, due 12/20/18 at $115,733 (e)	115,000	115,000
		325,202
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	3,865	3,850
Total Short Term Investments (cost $407,963)		407,963
Total Investments 104.0% (cost $5,732,139)		8,455,616
Other Derivative Instruments (0.0)%		(21)
Other Assets and Liabilities, Net (4.0)%		(322,428)
Total Net Assets 100.0%		8,133,167

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	18,911	—	2,568	263	1,187	(2,103)	15,427	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	610	December 2018	88,845	(21)	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 96.2%
Communication Services 8.9%
Activision Blizzard Inc.	1	61
Alphabet Inc. - Class A (a)	—	351
Alphabet Inc. - Class C (a)	—	358
AT&T Inc.	7	238
CBS Corp. - Class B	—	19
CenturyLink Inc.	1	20
Charter Communications Inc. - Class A (a)	—	57
Comcast Corp. - Class A	5	158
Discovery Inc. - Class A (a) (b)	—	5
Discovery Inc. - Class C (a)	—	10
DISH Network Corp. - Class A (a)	—	8
Electronic Arts Inc. (a)	—	36
Facebook Inc. - Class A (a)	2	387
Interpublic Group of Cos. Inc.	1	9
News Corp. - Class A	—	5
News Corp. - Class B	—	2
Omnicom Group Inc.	—	16
TripAdvisor Inc. (a) (b)	—	5
Twenty-First Century Fox Inc. - Class A	1	47
Twenty-First Century Fox Inc. - Class B	1	22
Twitter Inc. (a)	1	20
Verizon Communications Inc.	4	214
Viacom Inc. - Class B	—	11
Walt Disney Co.	2	169
		2,228
Consumer Discretionary 10.6%
Advance Auto Parts Inc.	—	12
Amazon.com Inc. (a)	1	799
Aptiv Plc	—	22
AutoZone Inc. (a)	—	19
Best Buy Co. Inc.	—	19
Booking Holdings Inc. (a)	—	91
BorgWarner Inc.	—	9
Carmax Inc. (a)	—	12
Carnival Plc	1	25
Chipotle Mexican Grill Inc. (a)	—	11
D.R. Horton Inc.	—	14
Darden Restaurants Inc.	—	14
Dollar General Corp.	—	28
Dollar Tree Inc. (a)	—	19
eBay Inc. (a)	1	30
Expedia Group Inc.	—	15
Foot Locker Inc.	—	6
Ford Motor Co.	4	35
Gap Inc.	—	6
Garmin Ltd.	—	7
General Motors Co.	1	43
Genuine Parts Co.	—	14
Goodyear Tire & Rubber Co.	—	5
H&R Block Inc.	—	5
HanesBrands Inc. (b)	—	6
Harley-Davidson Inc.	—	8
Hasbro Inc.	—	11
Hilton Worldwide Holdings Inc.	—	23
Home Depot Inc.	1	232
Kohl's Corp.	—	12
Leggett & Platt Inc.	—	5
Lennar Corp. - Class A	—	13
Limited Brands Inc.	—	7
LKQ Corp. (a)	—	9
Lowe's Cos. Inc.	1	91
Macy's Inc.	—	11
Marriott International Inc. - Class A	—	38
Mattel Inc. (a) (b)	—	5
McDonald's Corp.	1	128
MGM Resorts International	1	14
Michael Kors Holdings Ltd. (a)	—	10
Mohawk Industries Inc. (a)	—	11
Netflix Inc. (a)	1	158
Newell Brands Inc.	1	10
	Shares/Par[1]	Value ($)
Nike Inc. - Class B	1	106
Nordstrom Inc.	—	7
Norwegian Cruise Line Holdings Ltd. (a)	—	11
O'Reilly Automotive Inc. (a)	—	28
Pulte Homes Inc.	—	6
PVH Corp.	—	11
Ralph Lauren Corp. - Class A	—	7
Ross Stores Inc.	1	37
Royal Caribbean Cruises Ltd.	—	21
Starbucks Corp.	1	76
Tapestry Inc.	—	14
Target Corp.	1	46
Tiffany & Co.	—	14
TJX Cos. Inc.	1	68
Tractor Supply Co.	—	11
Ulta Beauty Inc. (a)	—	16
Under Armour Inc. - Class A (a) (b)	—	4
Under Armour Inc. - Class C (a)	—	4
VF Corp.	—	29
Whirlpool Corp.	—	8
Wynn Resorts Ltd.	—	12
Yum! Brands Inc.	—	29
		2,627
Consumer Staples 6.5%
Altria Group Inc.	2	111
Archer-Daniels-Midland Co.	1	27
Brown-Forman Corp. - Class B	—	8
Campbell Soup Co. (b)	—	7
Church & Dwight Co. Inc.	—	14
Clorox Co.	—	19
Coca-Cola Co.	4	172
Colgate-Palmolive Co.	1	56
ConAgra Brands Inc.	1	13
Constellation Brands Inc. - Class A	—	35
Costco Wholesale Corp.	1	101
Coty Inc. - Class A	1	6
Estee Lauder Cos. Inc. - Class A	—	32
General Mills Inc.	1	24
Hershey Co.	—	14
Hormel Foods Corp.	—	11
JM Smucker Co.	—	12
Kellogg Co.	—	17
Kimberly-Clark Corp.	—	39
Kraft Heinz Foods Co.	1	33
Kroger Co.	1	23
McCormick & Co. Inc.	—	15
Molson Coors Brewing Co. - Class B	—	12
Mondelez International Inc. - Class A	2	61
Monster Beverage Corp. (a)	1	23
PepsiCo Inc.	2	154
Philip Morris International Inc.	2	123
Procter & Gamble Co.	3	203
Sysco Corp.	1	34
Tyson Foods Inc. - Class A	—	17
Walgreens Boots Alliance Inc.	1	60
Walmart Inc.	2	132
		1,608
Energy 5.8%
Anadarko Petroleum Corp.	1	34
Andeavor Corp.	—	20
Apache Corp.	1	18
Baker Hughes a GE Co. LLC - Class A	1	13
Cabot Oil & Gas Corp.	1	10
Chevron Corp.	2	228
Cimarex Energy Co.	—	9
Concho Resources Inc. (a)	—	30
ConocoPhillips Co.	1	87
Devon Energy Corp.	1	20
EOG Resources Inc.	1	72
EQT Corp.	—	11
Exxon Mobil Corp.	4	351
Halliburton Co.	1	35
Helmerich & Payne Inc.	—	7
Hess Corp.	—	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
HollyFrontier Corp.	—	12
Kinder Morgan Inc.	2	33
Marathon Oil Corp.	1	19
Marathon Petroleum Corp.	1	36
National Oilwell Varco Inc.	1	16
Newfield Exploration Co. (a)	—	5
Noble Energy Inc.	1	14
Occidental Petroleum Corp.	1	61
ONEOK Inc.	1	27
Phillips 66	1	46
Pioneer Natural Resources Co.	—	28
Schlumberger Ltd.	1	81
TechnipFMC Plc	1	13
Valero Energy Corp.	1	48
Williams Cos. Inc.	1	32
		1,434
Financials 12.9%
Affiliated Managers Group Inc.	—	7
Aflac Inc.	1	35
Allstate Corp.	—	34
American Express Co.	1	73
American International Group Inc.	1	46
Ameriprise Financial Inc.	—	21
Aon Plc - Class A	—	36
Arthur J Gallagher & Co.	—	13
Assurant Inc.	—	5
Bank of America Corp.	9	267
Bank of New York Mellon Corp. (c)	1	46
BB&T Corp.	1	37
Berkshire Hathaway Inc. - Class B (a)	2	407
BlackRock Inc.	—	57
Brighthouse Financial Inc. (a)	—	6
Capital One Financial Corp.	1	45
CBOE Global Markets Inc.	—	11
Charles Schwab Corp.	1	57
Chubb Ltd.	1	60
Cincinnati Financial Corp.	—	11
Citigroup Inc.	3	176
Citizens Financial Group Inc.	1	19
CME Group Inc.	—	56
Comerica Inc.	—	15
Discover Financial Services	—	26
E*TRADE Financial Corp. (a)	—	13
Everest Re Group Ltd.	—	10
Fifth Third Bancorp	1	18
Franklin Resources Inc.	—	10
Goldman Sachs Group Inc.	—	76
Hartford Financial Services Group Inc.	—	18
Huntington Bancshares Inc.	1	16
Intercontinental Exchange Inc.	1	42
Invesco Ltd.	1	9
Jefferies Financial Group Inc.	—	6
JPMorgan Chase & Co.	3	370
KeyCorp	1	21
Lincoln National Corp.	—	14
Loews Corp.	—	13
M&T Bank Corp.	—	23
Marsh & McLennan Cos. Inc.	1	41
MetLife Inc.	1	46
Moody's Corp.	—	27
Morgan Stanley	1	61
MSCI Inc.	—	16
NASDAQ Inc.	—	10
Northern Trust Corp.	—	22
People's United Financial Inc.	—	6
PNC Financial Services Group Inc.	1	62
Principal Financial Group Inc.	—	15
Progressive Corp.	1	41
Prudential Financial Inc.	1	42
Raymond James Financial Inc.	—	12
Regions Financial Corp.	1	20
S&P Global Inc.	—	48
State Street Corp.	1	31
SunTrust Banks Inc.	1	31
	Shares/Par[1]	Value ($)
SVB Financial Group (a)	—	16
Synchrony Financial	1	21
T. Rowe Price Group Inc.	—	26
Torchmark Corp.	—	9
Travelers Cos. Inc.	—	33
U.S. Bancorp	2	79
Unum Group	—	8
VeriSign Inc. (a)	—	17
Wells Fargo & Co.	4	222
Willis Towers Watson Plc	—	18
Zions Bancorp	—	9
		3,214
Health Care 14.4%
Abbott Laboratories	2	125
AbbVie Inc.	2	139
Abiomed Inc. (a)	—	20
Aetna Inc.	—	64
Agilent Technologies Inc.	—	22
Alexion Pharmaceuticals Inc. (a)	—	29
Align Technology Inc. (a)	—	27
Allergan Plc	—	59
AmerisourceBergen Corp.	—	14
Amgen Inc.	1	131
Anthem Inc.	—	69
Baxter International Inc.	1	37
Becton Dickinson & Co.	—	67
Biogen Inc. (a)	—	69
Boston Scientific Corp. (a)	1	51
Bristol-Myers Squibb Co.	2	99
Cardinal Health Inc.	—	17
Celgene Corp. (a)	1	61
Centene Corp. (a)	—	29
Cerner Corp. (a)	—	20
CIGNA Corp.	—	50
Cooper Cos. Inc.	—	13
CVS Health Corp.	1	78
Danaher Corp.	1	64
DaVita Inc. (a)	—	10
Dentsply Sirona Inc.	—	8
Edwards Lifesciences Corp. (a)	—	36
Eli Lilly & Co.	1	100
Envision Healthcare Corp. (a)	—	5
Express Scripts Holding Co. (a)	1	52
Gilead Sciences Inc.	1	97
HCA Healthcare Inc.	—	37
Henry Schein Inc. (a)	—	13
Hologic Inc. (a)	—	11
Humana Inc.	—	45
Idexx Laboratories Inc. (a)	—	21
Illumina Inc. (a)	—	52
Incyte Corp. (a)	—	12
Intuitive Surgical Inc. (a)	—	64
Iqvia Ltd. (a)	—	20
Johnson & Johnson	3	361
Laboratory Corp. of America Holdings (a)	—	17
McKesson Corp.	—	26
Medtronic Plc	1	130
Merck & Co. Inc.	3	184
Mettler-Toledo International Inc. (a)	—	15
Mylan NV (a)	1	18
Nektar Therapeutics (a)	—	9
PerkinElmer Inc.	—	10
Perrigo Co. Plc	—	9
Pfizer Inc.	6	252
Quest Diagnostics Inc.	—	14
Regeneron Pharmaceuticals Inc. (a)	—	30
ResMed Inc.	—	16
Stryker Corp.	—	55
Thermo Fisher Scientific Inc.	1	96
UnitedHealth Group Inc.	1	250
Universal Health Services Inc. - Class B	—	11
Varian Medical Systems Inc. (a)	—	10
Vertex Pharmaceuticals Inc. (a)	—	48
Waters Corp. (a)	—	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
WellCare Health Plans Inc. (a)	—	16
Zimmer Biomet Holdings Inc.	—	25
Zoetis Inc. - Class A	1	43
		3,596
Industrials 9.3%
3M Co.	1	122
Alaska Air Group Inc.	—	8
Allegion Plc	—	8
American Airlines Group Inc.	1	17
AMETEK Inc.	—	18
AO Smith Corp.	—	8
Arconic Inc.	1	9
Boeing Co.	1	194
C.H. Robinson Worldwide Inc.	—	13
Caterpillar Inc.	1	88
Cintas Corp.	—	17
Copart Inc. (a)	—	10
CSX Corp.	1	59
Cummins Inc.	—	22
Deere & Co.	—	48
Delta Air Lines Inc.	1	37
Dover Corp.	—	14
Eaton Corp. Plc	1	37
Emerson Electric Co.	1	47
Equifax Inc.	—	16
Expeditors International of Washington Inc.	—	13
Fastenal Co.	—	16
FedEx Corp.	—	57
Flowserve Corp.	—	7
Fluor Corp.	—	8
Fortive Corp. (b)	—	25
Fortune Brands Home & Security Inc.	—	7
General Dynamics Corp.	—	55
General Electric Co.	9	95
Harris Corp.	—	20
Honeywell International Inc.	1	121
Huntington Ingalls Industries Inc.	—	12
Illinois Tool Works Inc.	—	42
Ingersoll-Rand Plc	—	24
Jacobs Engineering Group Inc.	—	9
JB Hunt Transport Services Inc.	—	10
Johnson Controls International Plc	1	32
Kansas City Southern	—	12
L3 Technologies Inc.	—	16
Lockheed Martin Corp.	—	83
Masco Corp.	—	11
Nielsen Holdings Plc	—	9
Norfolk Southern Corp.	—	50
Northrop Grumman Systems Corp.	—	54
PACCAR Inc.	—	23
Parker Hannifin Corp.	—	24
Pentair Plc	—	7
Quanta Services Inc. (a)	—	5
Raytheon Co.	—	57
Republic Services Inc.	—	16
Robert Half International Inc.	—	8
Rockwell Automation Inc.	—	23
Rockwell Collins Inc.	—	22
Rollins Inc.	—	5
Roper Industries Inc.	—	30
Snap-On Inc.	—	10
Southwest Airlines Co.	1	32
Stanley Black & Decker Inc.	—	22
Stericycle Inc. (a)	—	5
Textron Inc.	—	18
TransDigm Group Inc. (a)	—	17
Union Pacific Corp.	1	118
United Continental Holdings Inc. (a)	—	20
United Parcel Service Inc. - Class B	1	79
United Rentals Inc. (a)	—	14
United Technologies Corp.	1	102
Verisk Analytics Inc. (a)	—	19
Waste Management Inc.	1	35
WW Grainger Inc.	—	17
	Shares/Par[1]	Value ($)
Xylem Inc.	—	14
		2,322
Information Technology 20.3%
Accenture Plc - Class A	1	106
Adobe Systems Inc. (a)	1	129
Advanced Micro Devices Inc. (a)	1	25
Akamai Technologies Inc. (a)	—	12
Alliance Data Systems Corp.	—	11
Amphenol Corp. - Class A	—	28
Analog Devices Inc.	—	33
Ansys Inc. (a)	—	16
Apple Inc.	5	1,010
Applied Materials Inc.	1	38
Arista Networks Inc. (a)	—	12
Autodesk Inc. (a)	—	33
Automatic Data Processing Inc.	1	64
Broadcom Inc.	1	104
Broadridge Financial Solutions Inc.	—	15
CA Inc.	—	13
Cadence Design Systems Inc. (a)	—	13
Cisco Systems Inc.	5	217
Citrix Systems Inc. (a)	—	13
Cognizant Technology Solutions Corp. - Class A	1	44
Corning Inc.	1	28
DXC Technology Co.	—	25
F5 Networks Inc. (a)	—	12
Fidelity National Information Services Inc.	—	35
Fiserv Inc. (a)	1	33
FleetCor Technologies Inc. (a)	—	20
FLIR Systems Inc.	—	8
Gartner Inc. (a)	—	14
Global Payments Inc.	—	20
Hewlett Packard Enterprise Co.	2	24
HP Inc.	2	40
IHS Markit Ltd. (a)	—	18
Intel Corp.	5	213
International Business Machines Corp.	1	134
Intuit Inc.	—	57
IPG Photonics Corp. (a)	—	5
Juniper Networks Inc.	—	11
KLA-Tencor Corp.	—	16
Lam Research Corp.	—	24
MasterCard Inc. - Class A	1	198
Microchip Technology Inc. (b)	—	18
Micron Technology Inc. (a)	1	51
Microsoft Corp.	8	855
Motorola Solutions Inc.	—	21
NetApp Inc.	—	22
Nvidia Corp.	1	166
Oracle Corp.	3	142
Paychex Inc.	—	23
PayPal Holdings Inc. (a)	1	101
Qorvo Inc. (a)	—	9
QUALCOMM Inc.	2	99
Red Hat Inc. (a)	—	23
Salesforce.com Inc. (a)	1	117
Seagate Technology	—	13
Skyworks Solutions Inc.	—	16
Symantec Corp.	1	13
Synopsys Inc. (a)	—	14
Take-Two Interactive Software Inc. (a)	—	15
TE Connectivity Ltd.	—	30
Texas Instruments Inc.	1	102
Total System Services Inc.	—	16
Visa Inc. - Class A	2	261
Western Digital Corp.	—	17
Western Union Co.	1	9
Xerox Corp.	—	5
Xilinx Inc.	—	19
		5,048
Materials 2.3%
Air Products & Chemicals Inc.	—	36
Albemarle Corp. (b)	—	10
Avery Dennison Corp.	—	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ball Corp.	—	14
CF Industries Holdings Inc.	—	13
DowDuPont Inc.	2	145
Eastman Chemical Co.	—	13
Ecolab Inc.	—	40
FMC Corp.	—	12
Freeport-McMoRan Inc. - Class B	2	20
International Flavors & Fragrances Inc.	—	11
International Paper Co.	1	20
LyondellBasell Industries NV - Class A	—	32
Martin Marietta Materials Inc.	—	11
Mosaic Co.	—	11
Newmont Mining Corp.	1	16
Nucor Corp.	—	19
Packaging Corp. of America	—	10
PPG Industries Inc.	—	26
Praxair Inc.	—	45
Sealed Air Corp.	—	6
Sherwin-Williams Co.	—	37
Vulcan Materials Co.	—	14
WestRock Co.	—	13
		584
Real Estate 2.5%
Alexandria Real Estate Equities Inc.	—	13
American Tower Corp.	1	62
Apartment Investment & Management Co. - Class A	—	7
AvalonBay Communities Inc.	—	25
Boston Properties Inc.	—	18
CBRE Group Inc. - Class A (a)	—	13
Crown Castle International Corp.	1	45
Digital Realty Trust Inc.	—	22
Duke Realty Corp.	—	10
Equinix Inc.	—	33
Equity Residential Properties Inc.	—	24
Essex Property Trust Inc.	—	16
Extra Space Storage Inc.	—	10
Federal Realty Investment Trust	—	9
HCP Inc.	1	12
Host Hotels & Resorts Inc.	1	15
Iron Mountain Inc.	—	9
Kimco Realty Corp.	1	7
Macerich Co.	—	5
Mid-America Apartment Communities Inc.	—	11
ProLogis Inc.	1	41
Public Storage	—	30
Realty Income Corp.	—	16
Regency Centers Corp.	—	11
SBA Communications Corp. (a)	—	18
Simon Property Group Inc.	—	53
SL Green Realty Corp.	—	9
UDR Inc.	—	10
Ventas Inc.	—	19
Vornado Realty Trust	—	12
Welltower Inc.	—	23
Weyerhaeuser Co.	1	23
		631
	Shares/Par[1]	Value ($)
Utilities 2.7%
AES Corp.	1	9
Alliant Energy Corp.	—	10
Ameren Corp.	—	14
American Electric Power Co. Inc.	1	34
American Water Works Co. Inc.	—	15
CenterPoint Energy Inc.	1	12
CMS Energy Corp.	—	14
Consolidated Edison Inc.	—	23
Dominion Energy Inc.	1	44
DTE Energy Co.	—	19
Duke Energy Corp.	1	55
Edison International	—	21
Entergy Corp.	—	14
Evergy Inc.	—	14
Eversource Energy	—	19
Exelon Corp.	1	41
FirstEnergy Corp.	1	18
NextEra Energy Inc.	1	77
NiSource Inc.	—	8
NRG Energy Inc.	—	11
PG&E Corp.	1	23
Pinnacle West Capital Corp.	—	9
PPL Corp.	1	20
Public Service Enterprise Group Inc.	1	25
SCANA Corp.	—	5
Sempra Energy	—	30
Southern Co.	1	43
WEC Energy Group Inc.	—	20
Xcel Energy Inc.	1	23
		670
Total Common Stocks (cost $22,665)		23,962
INVESTMENT COMPANIES 2.5%
iShares Core S&P 500 ETF	2	610
Total Investment Companies (cost $611)		610
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	176	176
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	68	68
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	9	9
Total Short Term Investments (cost $253)		253
Total Investments 99.7% (cost $23,529)		24,825
Other Assets and Liabilities, Net 0.3%		79
Total Net Assets 100.0%		24,904

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	14	51	17	—	1	(3)	46	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	December 2018	146	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.4%
Communication Services 2.2%
AMC Networks Inc. - Class A (a)	79	5,241
Cable One Inc.	9	7,595
Cars.com Inc. (a) (b)	112	3,083
Cinemark Holdings Inc. (b)	185	7,433
Graham Holdings Co.	8	4,483
John Wiley & Sons Inc. - Class A	78	4,732
Live Nation Inc. (a)	239	13,042
Meredith Corp. (b)	68	3,473
New York Times Co. - Class A	244	5,647
Tegna Inc.	370	4,428
Telephone & Data Systems Inc.	159	4,851
World Wrestling Entertainment Inc. - Class A	75	7,248
		71,256
Consumer Discretionary 11.3%
Aaron's Inc.	120	6,508
Adient Plc	151	5,934
Adtalem Global Education Inc. (a)	105	5,070
American Eagle Outfitters Inc.	292	7,249
AutoNation Inc. (a)	103	4,259
Bed Bath & Beyond Inc.	245	3,674
Big Lots Inc. (b)	72	3,024
Boyd Gaming Corp. (b)	143	4,839
Brinker International Inc. (b)	71	3,319
Brunswick Corp.	152	10,162
Carter's Inc.	81	8,017
Cheesecake Factory Inc. (b)	74	3,969
Churchill Downs Inc.	21	5,741
Cracker Barrel Old Country Store Inc. (b)	42	6,145
Dana Holding Corp.	253	4,725
Deckers Outdoor Corp. (a)	52	6,198
Delphi Technologies Plc	154	4,844
Dick's Sporting Goods Inc.	133	4,718
Dillard's Inc. - Class A (b)	35	2,677
Domino's Pizza Inc.	73	21,444
Dunkin' Brands Group Inc. (b)	145	10,706
Eldorado Resorts Inc. (a)	112	5,455
Five Below Inc. (a)	97	12,586
Gentex Corp.	467	10,026
Helen of Troy Ltd. (a)	46	5,991
International Speedway Corp. - Class A	43	1,890
Jack in the Box Inc.	47	3,973
KB Home	145	3,462
Marriott Vacations Worldwide Corp.	71	7,941
Michaels Cos. Inc. (a)	170	2,761
Murphy USA Inc. (a)	52	4,446
NVR Inc. (a)	6	14,538
Ollie's Bargain Outlet Holdings Inc. (a)	89	8,568
Papa John's International Inc. (b)	39	2,002
Polaris Industries Inc.	102	10,315
Pool Corp.	70	11,752
Sally Beauty Holdings Inc. (a) (b)	216	3,965
Scientific Games Corp. - Class A (a)	93	2,366
Service Corp. International	313	13,849
Signet Jewelers Ltd.	90	5,963
Six Flags Entertainment Corp. (b)	124	8,679
Skechers U.S.A. Inc. - Class A (a)	235	6,559
Sotheby's (a)	66	3,257
Tempur Sealy International Inc. (a) (b)	80	4,216
Texas Roadhouse Inc.	114	7,921
Thor Industries Inc.	87	7,267
Toll Brothers Inc.	236	7,784
TRI Pointe Homes Inc. (a) (b)	264	3,277
Tupperware Brands Corp.	88	2,935
Urban Outfitters Inc. (a)	133	5,423
Visteon Corp. (a)	50	4,659
Weight Watchers International Inc. (a) (b)	67	4,813
Wendy's Co.	325	5,562
Williams-Sonoma Inc. (b)	140	9,176
Wyndham Destinations Inc.	174	7,528
	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts Inc.	174	9,642
		363,769
Consumer Staples 3.3%
Boston Beer Co. Inc. - Class A (a)	15	4,315
Casey's General Stores Inc.	64	8,209
Edgewell Personal Care Co. (a)	94	4,358
Energizer Holdings Inc.	105	6,166
Flowers Foods Inc.	323	6,023
Hain Celestial Group Inc. (a)	156	4,224
Ingredion Inc.	123	12,951
Lamb Weston Holdings Inc.	254	16,946
Lancaster Colony Corp.	34	5,047
Nu Skin Enterprises Inc. - Class A	97	7,974
Post Holdings Inc. (a)	116	11,345
Sanderson Farms Inc. (b)	35	3,567
Sprouts Farmers Market Inc. (a)	220	6,041
Tootsie Roll Industries Inc. (b)	33	979
TreeHouse Foods Inc. (a) (b)	98	4,689
United Natural Foods Inc. (a)	88	2,627
		105,461
Energy 5.2%
Apergy Corp. (a)	135	5,866
Callon Petroleum Co. (a)	390	4,676
Chesapeake Energy Corp. (a) (b)	1,577	7,080
CNX Resources Corp. (a)	369	5,276
Core Laboratories NV (b)	76	8,841
Diamond Offshore Drilling Inc. (a) (b)	111	2,212
Dril-Quip Inc. (a)	65	3,418
Energen Corp. (a)	143	12,310
Ensco Plc - Class A (b)	757	6,392
Gulfport Energy Corp. (a)	274	2,854
Matador Resources Co. (a)	180	5,949
McDermott International Inc. (a)	305	5,628
Murphy Oil Corp.	283	9,435
Nabors Industries Ltd.	566	3,487
Oasis Petroleum Inc. (a)	464	6,575
Oceaneering International Inc. (a)	171	4,722
Patterson-UTI Energy Inc.	386	6,603
PBF Energy Inc. - Class A	208	10,374
QEP Resources Inc. (a)	414	4,685
Range Resources Corp.	360	6,120
Rowan Cos. Plc - Class A (a)	219	4,132
SM Energy Co.	176	5,560
Southwestern Energy Co. (a)	1,011	5,167
Superior Energy Services Inc. (a)	264	2,576
Transocean Ltd. (a) (b)	746	10,411
World Fuel Services Corp.	117	3,227
WPX Energy Inc. (a)	686	13,799
		167,375
Financials 16.1%
Alleghany Corp.	26	16,935
American Financial Group Inc.	122	13,554
Aspen Insurance Holdings Ltd.	104	4,338
Associated Bancorp	299	7,763
BancorpSouth Bank	155	5,082
Bank of Hawaii Corp.	73	5,787
Bank OZK	210	7,980
Brown & Brown Inc.	399	11,796
Cathay General Bancorp	133	5,506
Chemical Financial Corp.	124	6,630
CNO Financial Group Inc.	291	6,176
Commerce Bancshares Inc.	165	10,871
Cullen/Frost Bankers Inc.	110	11,539
East West Bancorp Inc.	252	15,220
Eaton Vance Corp.	205	10,777
Evercore Inc. - Class A	71	7,142
FactSet Research Systems Inc.	67	14,906
Federated Investors Inc. - Class B	165	3,969
First American Financial Corp.	194	10,012
First Horizon National Corp.	569	9,826
FNB Corp.	563	7,167
Fulton Financial Corp.	306	5,091
Genworth Financial Inc. - Class A (a)	862	3,593
Hancock Whitney Co.	148	7,020

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Hanover Insurance Group Inc.	74	9,131
Home Bancshares Inc.	275	6,012
Interactive Brokers Group Inc.	129	7,135
International Bancshares Corp.	93	4,198
j2 Global Inc.	81	6,738
Janus Henderson Group Plc	293	7,892
Kemper Corp.	106	8,527
Legg Mason Inc.	148	4,618
LendingTree Inc. (a) (b)	13	2,974
LogMeIn Inc.	90	8,042
MarketAxess Holdings Inc.	65	11,679
MB Financial Inc.	146	6,711
Mercury General Corp.	47	2,378
Navient Corp.	410	5,527
New York Community Bancorp Inc.	848	8,797
Old Republic International Corp.	491	10,982
PacWest Bancorp	213	10,135
Pinnacle Financial Partners Inc.	128	7,706
Primerica Inc.	75	9,032
Prosperity Bancshares Inc.	115	7,999
Reinsurance Group of America Inc.	111	15,985
RenaissanceRe Holdings Ltd.	70	9,353
SEI Investments Co.	228	13,949
Signature Bank	96	11,023
SLM Corp. (a)	757	8,443
Sterling Bancorp	392	8,631
Stifel Financial Corp.	124	6,379
Synovus Financial Corp.	205	9,405
TCF Financial Corp.	295	7,026
Texas Capital Bancshares Inc. (a)	86	7,106
Trustmark Corp.	118	3,962
UMB Financial Corp.	77	5,434
Umpqua Holdings Corp.	383	7,968
United Bankshares Inc. (b)	183	6,650
Valley National Bancorp	570	6,411
Washington Federal Inc.	145	4,647
Webster Financial Corp.	159	9,402
Wintrust Financial Corp.	98	8,318
WR Berkley Corp.	167	13,368
		518,353
Health Care 10.0%
Acadia HealthCare Co. Inc. (a)	153	5,377
Akorn Inc. (a)	161	2,094
Allscripts-Misys Healthcare Solutions Inc. (a)	303	4,324
Avanos Medical Inc. (a)	82	5,604
Bio-Rad Laboratories Inc. - Class A (a)	35	10,892
Bio-Techne Corp.	65	13,344
Cantel Medical Corp.	63	5,792
Catalent Inc. (a)	251	11,446
Charles River Laboratories International Inc. (a)	83	11,214
Chemed Corp.	28	8,860
Encompass Health Corp.	172	13,400
Exelixis Inc. (a)	516	9,146
Globus Medical Inc. - Class A (a)	128	7,237
Haemonetics Corp. (a)	91	10,404
HealthEquity Inc. (a)	94	8,867
Hill-Rom Holdings Inc.	115	10,886
ICU Medical Inc. (a)	29	8,108
Inogen Inc. (a)	30	7,428
Integra LifeSciences Holdings Corp. (a)	123	8,069
Lifepoint Health Inc. (a)	69	4,421
LivaNova Plc (a)	84	10,408
Mallinckrodt Plc (a)	148	4,352
Masimo Corp. (a)	83	10,323
Medidata Solutions Inc. (a)	103	7,554
MEDNAX Inc. (a)	164	7,671
Molina Healthcare Inc. (a)	106	15,765
NuVasive Inc. (a)	89	6,330
Patterson Cos. Inc.	142	3,465
PRA Health Sciences Inc. (a)	101	11,076
Prestige Consumer Healthcare Inc. (a)	92	3,492
Steris Plc	147	16,792
Syneos Health Inc. - Class A (a)	104	5,366
Teleflex Inc.	79	21,084
	Shares/Par[1]	Value ($)
Tenet Healthcare Corp. (a)	142	4,042
United Therapeutics Corp. (a)	76	9,688
West Pharmaceutical Services Inc.	128	15,809
		320,130
Industrials 15.0%
Acuity Brands Inc.	70	10,974
AECOM (a)	279	9,111
AGCO Corp.	114	6,951
Avis Budget Group Inc. (a)	116	3,719
Avnet Inc.	201	9,006
Brink's Co.	89	6,177
Carlisle Cos. Inc.	104	12,643
Clean Harbors Inc. (a)	88	6,332
Crane Co.	88	8,684
Cree Inc. (a) (b)	175	6,621
Curtiss-Wright Corp.	77	10,571
Deluxe Corp.	82	4,691
Donaldson Co. Inc.	226	13,165
Dun & Bradstreet Corp.	64	9,130
Dycom Industries Inc. (a)	54	4,592
EMCOR Group Inc.	102	7,639
EnerSys Inc.	74	6,446
Esterline Technologies Corp. (a)	46	4,175
GATX Corp.	67	5,759
Genesee & Wyoming Inc. - Class A (a)	103	9,397
Graco Inc.	290	13,454
Granite Construction Inc.	79	3,588
Healthcare Services Group Inc. (b)	128	5,209
Herman Miller Inc.	104	3,983
HNI Corp.	76	3,350
Hubbell Inc.	95	12,751
IDEX Corp.	133	20,111
ITT Inc.	152	9,337
JetBlue Airways Corp. (a)	544	10,523
KBR Inc.	243	5,145
Kennametal Inc.	142	6,186
Kirby Corp. (a) (b)	93	7,653
KLX Inc. (a)	88	5,520
Knight-Swift Transportation Holdings Inc. - Class A	222	7,655
Landstar System Inc.	71	8,710
Lennox International Inc.	63	13,750
Lincoln Electric Holdings Inc.	113	10,545
Manpower Inc.	113	9,690
MSA Safety Inc.	61	6,457
MSC Industrial Direct Co. - Class A	80	7,029
Nordson Corp.	91	12,610
NOW Inc. (a)	185	3,057
nVent Electric Plc	284	7,717
Old Dominion Freight Line Inc.	114	18,385
Oshkosh Corp.	127	9,046
Pitney Bowes Inc.	321	2,271
Regal-Beloit Corp.	76	6,274
Ryder System Inc.	92	6,750
Teledyne Technologies Inc. (a)	62	15,350
Terex Corp.	113	4,507
Timken Co.	119	5,946
Toro Co.	185	11,073
Trinity Industries Inc.	257	9,402
Valmont Industries Inc.	39	5,397
Wabtec Corp.	149	15,639
Watsco Inc.	56	9,930
Werner Enterprises Inc.	77	2,735
Woodward Governor Co.	96	7,789
		480,307
Information Technology 15.4%
ACI Worldwide Inc. (a)	201	5,645
Acxiom Holdings (a)	136	6,719
ARRIS International Plc (a)	295	7,655
Arrow Electronics Inc. (a)	152	11,189
Belden Inc. (b)	72	5,129
Blackbaud Inc.	84	8,568
CDK Global Inc.	224	14,035
Ciena Corp. (a)	248	7,744
Cirrus Logic Inc. (a)	106	4,093

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Cognex Corp.	300	16,758
Coherent Inc. (a) (b)	42	7,270
CommVault Systems Inc. (a)	67	4,680
Convergys Corp.	160	3,801
CoreLogic Inc. (a)	142	7,018
Cypress Semiconductor Corp.	624	9,038
Fair Isaac Corp. (a)	51	11,574
First Solar Inc. (a)	131	6,354
Fortinet Inc. (a)	251	23,162
Integrated Device Technology Inc. (a)	225	10,562
InterDigital Inc.	60	4,805
Jabil Inc.	267	7,229
Jack Henry & Associates Inc.	134	21,529
Keysight Technologies Inc. (a)	326	21,606
Leidos Holdings Inc.	261	18,028
Littelfuse Inc.	43	8,597
Lumentum Holdings Inc. (a) (b)	109	6,561
Manhattan Associates Inc. (a)	114	6,239
MAXIMUS Inc.	113	7,349
MKS Instruments Inc.	95	7,626
Monolithic Power Systems Inc.	68	8,477
National Instruments Corp.	195	9,410
NCR Corp. (a)	207	5,889
NetScout Systems Inc. (a)	126	3,185
Perspecta Inc.	246	6,339
Plantronics Inc.	58	3,490
PTC Inc. (a)	185	19,592
Sabre Corp.	440	11,469
Science Applications International Corp.	74	5,987
Silicon Laboratories Inc. (a)	75	6,905
Synaptics Inc. (a)	59	2,708
SYNNEX Corp.	51	4,315
Tech Data Corp. (a)	66	4,745
Teradata Corp. (a)	207	7,803
Teradyne Inc.	324	11,983
Trimble Inc. (a)	434	18,845
Tyler Technologies Inc. (a)	67	16,385
Ultimate Software Group Inc. (a)	54	17,399
Versum Materials Inc.	190	6,826
ViaSat Inc. (a) (b)	95	6,096
Vishay Intertechnology Inc.	228	4,637
WEX Inc. (a)	75	14,972
Zebra Technologies Corp. - Class A (a)	93	16,429
		494,449
Materials 6.7%
Allegheny Technologies Inc. (a)	219	6,460
AptarGroup Inc.	109	11,695
Ashland Global Holdings Inc.	109	9,105
Bemis Co. Inc.	158	7,693
Cabot Corp.	108	6,746
Carpenter Technology Corp.	81	4,747
Chemours Co.	307	12,116
Commercial Metals Co.	204	4,177
Compass Minerals International Inc. (b)	59	3,948
Domtar Corp.	109	5,703
Eagle Materials Inc.	84	7,177
Greif Inc. - Class A	44	2,386
Louisiana-Pacific Corp.	248	6,568
Minerals Technologies Inc.	61	4,111
NewMarket Corp.	16	6,294
Olin Corp.	291	7,471
Owens-Illinois Inc. (a)	280	5,264
PolyOne Corp.	139	6,072
Reliance Steel & Aluminum Co.	126	10,751
Royal Gold Inc.	113	8,730
RPM International Inc.	233	15,111
Scotts Miracle-Gro Co. - Class A	68	5,363
Sensient Technologies Corp.	73	5,620
Silgan Holdings Inc.	134	3,728
Sonoco Products Co.	172	9,560
Steel Dynamics Inc.	408	18,427
United States Steel Corp.	308	9,376
Valvoline Inc.	332	7,132
	Shares/Par[1]	Value ($)
Worthington Industries Inc.	70	3,047
		214,578
Real Estate 8.7%
Alexander & Baldwin Inc.	116	2,641
American Campus Communities Inc.	238	9,789
Camden Property Trust	161	15,105
CoreCivic Inc.	206	5,018
Coresite Realty Corp.	63	6,969
Corporate Office Properties Trust	178	5,301
Cousins Properties Inc.	731	6,500
CyrusOne Inc.	179	11,361
Douglas Emmett Inc.	278	10,483
EPR Properties	128	8,776
First Industrial Realty Trust Inc.	218	6,846
Geo Group Inc.	215	5,415
Healthcare Realty Trust Inc.	218	6,373
Highwoods Properties Inc.	180	8,504
Hospitality Properties Trust	286	8,247
JBG Smith Properties	187	6,879
Jones Lang LaSalle Inc.	79	11,423
Kilroy Realty Corp.	175	12,521
Lamar Advertising Co. - Class A	146	11,377
LaSalle Hotel Properties	195	6,729
Liberty Property Trust	257	10,864
Life Storage Inc.	81	7,702
Mack-Cali Realty Corp.	157	3,334
Medical Properties Trust Inc.	635	9,462
National Retail Properties Inc.	272	12,205
Omega Healthcare Investors Inc. (b)	348	11,394
PotlatchDeltic Corp.	109	4,454
Rayonier Inc.	225	7,611
Realogy Holdings Corp. (b)	214	4,415
Sabra Healthcare REIT Inc.	310	7,172
Senior Housing Properties Trust	413	7,260
Tanger Factory Outlet Centers Inc. (b)	164	3,752
Taubman Centers Inc.	106	6,349
Uniti Group Inc.	304	6,130
Urban Edge Properties	197	4,354
Weingarten Realty Investors	207	6,171
		278,886
Utilities 4.5%
Allete Inc.	89	6,691
Aqua America Inc.	310	11,422
Atmos Energy Corp.	193	18,148
Black Hills Corp.	93	5,416
Hawaiian Electric Industries Inc.	189	6,740
IDACORP Inc.	88	8,700
MDU Resources Group Inc.	338	8,685
National Fuel Gas Co.	149	8,330
New Jersey Resources Corp.	153	7,037
NorthWestern Corp.	86	5,049
OGE Energy Corp.	348	12,622
ONE Gas Inc.	91	7,511
PNM Resources Inc.	137	5,398
Southwest Gas Corp.	84	6,649
UGI Corp.	301	16,712
Vectren Corp.	144	10,276
		145,386
Total Common Stocks (cost $2,523,232)		3,159,950
SHORT TERM INVESTMENTS 4.2%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	42,978	42,978
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	89,872	89,872

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	2,295	2,286
Total Short Term Investments (cost $135,136)		135,136
Total Investments 102.6% (cost $2,658,368)		3,295,086
Other Derivative Instruments 0.0%		174
Other Assets and Liabilities, Net (2.6)%		(85,165)
	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		3,210,095

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	279	December 2018	56,974	174	(471)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Growth Index Fund
COMMON STOCKS 99.3%
Communication Services 10.1%
Activision Blizzard Inc.	4	283
Alphabet Inc. - Class A (a)	1	1,621
Alphabet Inc. - Class C (a)	2	1,652
AMC Networks Inc. - Class A (a)	—	9
Cable One Inc.	—	11
Cars.com Inc. (a)	—	5
CBS Corp. - Class B	1	39
Charter Communications Inc. - Class A (a)	1	262
Cogent Communications Group Inc.	—	11
Comcast Corp. - Class A	10	365
Electronic Arts Inc. (a)	2	164
EW Scripps Co. - Class A	—	3
Facebook Inc. - Class A (a)	11	1,782
John Wiley & Sons Inc. - Class A	—	6
Live Nation Inc. (a)	1	34
Meredith Corp. (b)	—	5
New York Times Co. - Class A	1	16
QuinStreet Inc. (a)	—	2
TripAdvisor Inc. (a)	—	9
Twitter Inc. (a)	3	91
Vonage Holdings Corp. (a)	1	14
Walt Disney Co.	3	368
World Wrestling Entertainment Inc. - Class A	—	20
XO Group Inc. (a)	—	5
		6,777
Consumer Discretionary 15.2%
Adient Plc	—	2
Amazon.com Inc. (a)	2	3,686
American Eagle Outfitters Inc.	1	12
Aptiv Plc	1	100
AutoZone Inc. (a)	—	40
BJ's Restaurants Inc.	—	4
Booking Holdings Inc. (a)	—	425
BorgWarner Inc.	1	25
Boyd Gaming Corp.	1	13
Brunswick Corp.	—	12
Callaway Golf Co.	—	6
Career Education Corp. (a)	—	4
Carmax Inc. (a)	1	28
Carnival Plc	1	53
Carter's Inc.	—	15
Cavco Industries Inc. (a)	—	9
Childrens Place Retail Stores Inc.	—	6
Chipotle Mexican Grill Inc. (a)	—	19
Churchill Downs Inc.	—	14
Cracker Barrel Old Country Store Inc. (b)	—	7
Crocs Inc. (a)	—	4
D.R. Horton Inc.	2	64
Dana Holding Corp.	1	8
Darden Restaurants Inc.	—	38
Dave & Buster's Entertainment Inc.	—	13
Deckers Outdoor Corp. (a)	—	9
Delphi Technologies Plc	1	12
Dine Brands Global Inc.	—	3
Dollar General Corp.	1	63
Dollar Tree Inc. (a)	1	86
Domino's Pizza Inc.	—	56
Dorman Products Inc. (a)	—	5
Dunkin' Brands Group Inc. (b)	1	28
eBay Inc. (a)	4	139
Eldorado Resorts Inc. (a)	—	16
Expedia Group Inc.	—	40
Five Below Inc. (a)	—	32
Fox Factory Holding Corp. (a)	—	12
Garmin Ltd.	—	20
Gentex Corp.	1	16
Gentherm Inc. (a)	—	3
H&R Block Inc.	1	15
HanesBrands Inc. (b)	1	12
Hasbro Inc.	—	28
	Shares/Par[1]	Value ($)
Helen of Troy Ltd. (a)	—	8
Hilton Worldwide Holdings Inc.	1	43
Home Depot Inc.	5	1,065
Installed Building Products Inc. (a)	—	3
iRobot Corp. (a) (b)	—	14
Jack in the Box Inc.	—	8
KB Home	—	8
La-Z-Boy Inc.	—	2
LCI Industries	—	9
Lennar Corp. - Class A	1	36
LGI Homes Inc. (a) (b)	—	4
Lithia Motors Inc. - Class A	—	4
LKQ Corp. (a)	1	27
Lowe's Cos. Inc.	3	285
Lumber Liquidators Holdings Inc. (a)	—	—
Marriott International Inc. - Class A	1	170
Marriott Vacations Worldwide Corp.	—	19
Mattel Inc. (a) (b)	1	6
McDonald's Corp.	4	584
MDC Holdings Inc.	—	3
Meritage Homes Corp. (a)	—	4
MGM Resorts International	1	28
Michael Kors Holdings Ltd. (a)	1	47
Mohawk Industries Inc. (a)	—	32
Monarch Casino & Resort Inc. (a)	—	1
Motorcar Parts of America Inc. (a) (b)	—	—
Nautilus Inc. (a)	—	—
Netflix Inc. (a)	2	733
Nike Inc. - Class B	4	327
Norwegian Cruise Line Holdings Ltd. (a)	1	54
NutriSystem Inc.	—	6
NVR Inc. (a)	—	37
Ollie's Bargain Outlet Holdings Inc. (a)	—	23
O'Reilly Automotive Inc. (a)	—	69
Papa John's International Inc. (b)	—	3
Penn National Gaming Inc. (a)	1	14
PetMed Express Inc. (b)	—	2
Polaris Industries Inc.	—	25
Pool Corp.	—	31
Pulte Homes Inc.	1	29
RH (a) (b)	—	12
Ross Stores Inc.	1	111
Royal Caribbean Cruises Ltd.	1	67
Ruth's Hospitality Group Inc.	—	4
Scientific Games Corp. - Class A (a)	—	7
Service Corp. International	1	36
Shake Shack Inc. - Class A (a)	—	7
Shutterfly Inc. (a)	—	6
Shutterstock Inc.	—	3
Six Flags Entertainment Corp. (b)	—	23
Skechers U.S.A. Inc. - Class A (a)	1	16
Sleep Number Corp. (a)	—	6
Sonic Corp.	—	4
Sotheby's (a)	—	9
Stamps.com Inc. (a)	—	17
Starbucks Corp.	4	221
Steven Madden Ltd.	—	8
Strategic Education Inc.	—	8
Sturm Ruger & Co. Inc. (b)	—	2
Tailored Brands Inc.	—	3
Tapestry Inc.	1	26
Tempur Sealy International Inc. (a) (b)	—	4
Texas Roadhouse Inc.	—	13
Thor Industries Inc.	—	18
Tiffany & Co.	—	25
TJX Cos. Inc.	1	142
Toll Brothers Inc.	1	19
TopBuild Corp. (a)	—	8
Tractor Supply Co.	—	20
TRI Pointe Homes Inc. (a)	1	8
Tupperware Brands Corp.	—	3
Ulta Beauty Inc. (a)	—	51
VF Corp.	1	86
Visteon Corp. (a)	—	12
Weight Watchers International Inc. (a)	—	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Wendy's Co.	1	9
William Lyon Homes - Class A (a)	—	1
Wingstop Inc.	—	9
Winnebago Industries Inc.	—	3
Wyndham Destinations Inc.	1	19
Wyndham Hotels & Resorts Inc.	1	26
Wynn Resorts Ltd.	1	56
Yum! Brands Inc.	1	59
		10,159
Consumer Staples 4.0%
Altria Group Inc.	5	285
B&G Foods Inc. (b)	—	4
Boston Beer Co. Inc. - Class A (a)	—	4
Brown-Forman Corp. - Class B	1	27
Calavo Growers Inc. (b)	—	7
Cal-Maine Foods Inc.	—	2
Central Garden & Pet Co. (a) (b)	—	3
Central Garden & Pet Co. - Class A (a)	—	6
Church & Dwight Co. Inc.	1	34
Clorox Co.	—	50
Coca-Cola Bottling Co.	—	4
Coca-Cola Co.	8	358
Colgate-Palmolive Co.	2	122
Constellation Brands Inc. - Class A	1	164
Darling Ingredients Inc. (a)	1	8
Energizer Holdings Inc.	—	7
Estee Lauder Cos. Inc. - Class A	1	147
Flowers Foods Inc.	1	7
General Mills Inc.	1	41
Hain Celestial Group Inc. (a)	—	5
Hershey Co.	—	34
Ingredion Inc.	—	15
Inter Parfums Inc.	—	6
J&J Snack Foods Corp.	—	7
Kellogg Co.	1	28
Kimberly-Clark Corp.	1	79
Lamb Weston Holdings Inc.	1	42
Lancaster Colony Corp.	—	7
McCormick & Co. Inc.	—	34
Medifast Inc.	—	13
MGP Ingredients Inc. (b)	—	6
Monster Beverage Corp. (a)	2	104
Nu Skin Enterprises Inc. - Class A	—	10
PepsiCo Inc.	3	349
Philip Morris International Inc.	4	283
Procter & Gamble Co.	4	345
Sanderson Farms Inc. (b)	—	6
Sprouts Farmers Market Inc. (a)	1	17
Tootsie Roll Industries Inc. (b)	—	—
WD-40 Co.	—	5
		2,675
Energy 0.3%
Apergy Corp. (a)	—	7
C&J Energy Services Inc. (a)	—	1
Cabot Oil & Gas Corp.	1	20
CARBO Ceramics Inc. (a) (b)	—	—
Cimarex Energy Co.	—	13
CONSOL Energy Inc. (a)	—	4
Core Laboratories NV	—	10
EOG Resources Inc.	1	116
Hess Corp.	—	25
KLX Energy Services Holdings Inc. (a)	—	3
Laredo Petroleum Holdings Inc. (a)	—	1
Matador Resources Co. (a)	—	7
Penn Virginia Corp. (a)	—	4
ProPetro Holding Corp. (a)	—	4
Ring Energy Inc. (a)	—	—
		215
Financials 6.0%
Affiliated Managers Group Inc.	—	15
Alarm.com Holdings Inc. (a)	—	6
Allstate Corp.	1	71
Ambac Financial Group Inc. (a)	—	—
American Express Co.	2	201
	Shares/Par[1]	Value ($)
Ameriprise Financial Inc.	1	66
Ameris Bancorp	—	6
Amerisafe Inc.	—	1
Aon Plc - Class A	1	99
Arthur J Gallagher & Co.	1	30
Axos Financial Inc. (a)	—	9
Banc of California Inc.	—	2
BancorpSouth Bank	—	7
Bank of America Corp.	20	591
Bank of Hawaii Corp.	—	8
Bank OZK	1	20
Banner Corp.	—	3
Berkshire Hills Bancorp Inc.	—	4
BlackRock Inc.	—	155
Brookline Bancorp Inc.	—	3
Brown & Brown Inc.	1	19
Cathay General Bancorp	—	9
CBOE Global Markets Inc.	1	49
Central Pacific Financial Corp.	—	2
Charles Schwab Corp.	6	264
City Holdings Co.	—	2
CME Group Inc.	1	174
CNO Financial Group Inc.	1	16
Columbia Banking System Inc.	—	8
Comerica Inc.	1	35
Commerce Bancshares Inc.	—	14
Cullen/Frost Bankers Inc.	—	14
Customers Bancorp Inc. (a)	—	—
CVB Financial Corp.	—	5
Dime Community Bancshares Inc.	—	—
E*TRADE Financial Corp. (a)	1	62
East West Bancorp Inc.	1	38
Eaton Vance Corp.	1	27
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	3
Encore Capital Group Inc. (a) (b)	—	2
Evercore Inc. - Class A	—	18
FactSet Research Systems Inc.	—	38
Federated Investors Inc. - Class B	1	9
First American Financial Corp.	—	14
First Commonwealth Financial Corp.	—	6
First Financial Bancorp	—	5
First Financial Bankshares Inc. (b)	—	11
FirstCash Inc.	—	17
Franklin Financial Network Inc. (a)	—	—
Glacier Bancorp Inc.	—	11
Granite Point Mortgage Trust Inc.	—	1
Green Bancorp Inc.	—	2
Green Dot Corp. - Class A (a)	—	18
Hancock Whitney Co.	—	8
Hanmi Financial Corp.	—	3
Heritage Financial Corp.	—	3
Home Bancshares Inc.	—	8
Independent Bank Corp.	—	6
Interactive Brokers Group Inc.	—	18
Intercontinental Exchange Inc.	3	192
j2 Global Inc.	—	18
James River Group Holdings Ltd.	—	3
Janus Henderson Group Plc	1	21
Kemper Corp.	—	21
LegacyTexas Financial Group Inc.	—	8
LendingTree Inc. (a) (b)	—	9
LivePerson Inc. (a)	—	3
LogMeIn Inc.	—	20
MarketAxess Holdings Inc.	—	30
Marsh & McLennan Cos. Inc.	1	107
MB Financial Inc.	—	9
Meta Financial Group Inc.	—	2
Moody's Corp.	1	125
MSCI Inc.	1	72
NASDAQ Inc.	—	21
National Bank Holdings Corp. - Class A	—	3
NMI Holdings Inc. - Class A (a)	—	7
Northern Trust Corp.	1	56
Northfield Bancorp Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Pacific Premier Bancorp Inc. (a)	—	7
Pinnacle Financial Partners Inc.	—	13
Piper Jaffray Cos.	—	3
Preferred Bank	—	4
Primerica Inc.	—	23
Principal Financial Group Inc.	1	33
ProAssurance Corp.	—	5
Progressive Corp.	3	186
Raymond James Financial Inc.	—	27
RenaissanceRe Holdings Ltd.	—	13
RLI Corp.	—	7
S&P Global Inc.	1	220
S&T Bancorp Inc.	—	3
Seacoast Banking Corp. of Florida (a)	—	4
SEI Investments Co.	1	35
Selective Insurance Group Inc.	—	10
ServisFirst Bancshares Inc.	—	9
Signature Bank	—	11
SLM Corp. (a)	1	15
SPS Commerce Inc. (a)	—	9
Sterling Bancorp	1	16
SVB Financial Group (a)	—	75
Synovus Financial Corp.	1	23
T. Rowe Price Group Inc.	1	119
Texas Capital Bancshares Inc. (a)	—	20
Third Point Reinsurance Ltd. (a)	—	4
Tompkins Financial Corp.	—	2
Torchmark Corp.	—	17
Triumph Bancorp Inc. (a)	—	2
TrustCo Bank Corp.	—	2
United Community Banks Inc.	—	7
Universal Insurance Holdings Inc.	—	4
VeriSign Inc. (a)	1	77
Walker & Dunlop Inc.	—	8
Washington Federal Inc.	—	4
Webster Financial Corp.	—	14
Westamerica Bancorp (b)	—	3
Willis Towers Watson Plc	—	34
Wintrust Financial Corp.	—	12
WisdomTree Investments Inc.	—	3
		4,049
Health Care 17.3%
Abbott Laboratories	8	579
AbbVie Inc.	7	644
Abiomed Inc. (a)	—	90
Aetna Inc.	1	150
Agilent Technologies Inc.	2	101
Akorn Inc. (a)	1	6
Alexion Pharmaceuticals Inc. (a)	1	72
Align Technology Inc. (a)	—	129
Allscripts-Misys Healthcare Solutions Inc. (a)	1	5
Amedisys Inc. (a)	—	16
Amgen Inc.	2	357
AMN Healthcare Services Inc. (a)	—	12
Amphastar Pharmaceuticals Inc. (a)	—	1
ANI Pharmaceuticals Inc. (a)	—	1
Anika Therapeutics Inc. (a)	—	—
Anthem Inc.	1	171
Assertio Therapeutics Inc. (a)	—	—
Baxter International Inc.	1	95
Becton Dickinson & Co.	1	315
Biogen Inc. (a)	1	219
Bio-Rad Laboratories Inc. - Class A (a)	—	29
Bio-Techne Corp.	—	34
BioTelemetry Inc. (a)	—	9
Boston Scientific Corp. (a)	6	238
Bristol-Myers Squibb Co.	5	285
Cambrex Corp. (a)	—	7
Cantel Medical Corp.	—	14
Catalent Inc. (a)	1	30
Celgene Corp. (a)	3	281
Centene Corp. (a)	1	133
Cerner Corp. (a)	2	94
Charles River Laboratories International Inc. (a)	—	30
	Shares/Par[1]	Value ($)
Chemed Corp.	—	24
CIGNA Corp.	1	227
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	4
Cooper Cos. Inc.	—	61
Corcept Therapeutics Inc. (a)	1	6
Corvel Corp. (a)	—	3
CryoLife Inc. (a)	—	3
Cutera Inc. (a)	—	3
Cytokinetics Inc. (a) (b)	—	—
Eagle Pharmaceuticals Inc. (a)	—	2
Edwards Lifesciences Corp. (a)	1	163
Eli Lilly & Co.	3	280
Emergent BioSolutions Inc. (a)	—	14
Enanta Pharmaceuticals Inc. (a)	—	6
Encompass Health Corp.	1	34
Ensign Group Inc.	—	6
Exelixis Inc. (a)	2	25
Gilead Sciences Inc.	4	291
Globus Medical Inc. - Class A (a)	—	18
Haemonetics Corp. (a)	—	17
HCA Healthcare Inc.	1	90
HealthEquity Inc. (a)	—	24
HealthStream Inc.	—	3
Heska Corp. (a)	—	4
Hill-Rom Holdings Inc.	—	29
HMS Holdings Corp. (a)	—	5
Hologic Inc. (a)	1	51
ICU Medical Inc. (a)	—	22
Idexx Laboratories Inc. (a)	1	96
Illumina Inc. (a)	1	242
Incyte Corp. (a)	1	55
Innoviva Inc. (a)	—	5
Inogen Inc. (a)	—	20
Integer Holdings Corp. (a)	—	10
Integra LifeSciences Holdings Corp. (a)	—	14
Intuitive Surgical Inc. (a)	1	294
Iqvia Ltd. (a)	1	55
Johnson & Johnson	7	900
Laboratory Corp. of America Holdings (a)	—	47
Lannett Co. Inc. (a) (b)	—	—
Lantheus Holdings Inc. (a)	—	3
LeMaitre Vascular Inc.	—	2
LHC Group Inc. (a)	—	15
Ligand Pharmaceuticals Inc. (a)	—	27
LivaNova Plc (a)	—	28
Luminex Corp.	—	3
Masimo Corp. (a)	—	25
Medicines Co. (a) (b)	—	4
Medidata Solutions Inc. (a)	—	19
Medtronic Plc	3	255
Merck & Co. Inc.	5	314
Meridian Bioscience Inc.	—	—
Merit Medical Systems Inc. (a)	—	15
Mettler-Toledo International Inc. (a)	—	69
MiMedx Group Inc. (a) (b)	1	4
Molina Healthcare Inc. (a)	—	21
Momenta Pharmaceuticals Inc. (a)	—	9
Myriad Genetics Inc. (a)	—	14
Natus Medical Inc. (a)	—	3
Nektar Therapeutics (a)	1	48
Neogen Corp. (a)	—	16
Nextgen Healthcare Inc. (a)	—	6
NuVasive Inc. (a)	—	10
Omnicell Inc. (a)	—	14
OraSure Technologies Inc. (a)	—	4
Orthofix Medical Inc. (a)	—	4
PerkinElmer Inc.	—	30
Perrigo Co. Plc	—	13
Pfizer Inc.	12	535
Phibro Animal Health Corp. - Class A	—	3
PRA Health Sciences Inc. (a)	—	29
Prestige Consumer Healthcare Inc. (a)	—	7
Progenics Pharmaceuticals Inc. (a) (b)	—	—
Providence Services Corp. (a)	—	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Regeneron Pharmaceuticals Inc. (a)	—	141
Regenxbio Inc. (a)	—	4
Repligen Corp. (a)	—	10
ResMed Inc.	1	75
Select Medical Holdings Corp. (a)	—	4
Spectrum Pharmaceuticals Inc. (a)	—	5
Steris Plc	—	27
Stryker Corp.	2	247
Supernus Pharmaceuticals Inc. (a)	—	13
SurModics Inc. (a)	—	4
Tabula Rasa HealthCare Inc. (a)	—	8
Tactile Systems Technology Inc. (a) (b)	—	3
Teleflex Inc.	—	55
Tenet Healthcare Corp. (a)	—	4
Thermo Fisher Scientific Inc.	1	319
Tivity Health Inc. (a)	—	7
United Therapeutics Corp. (a)	—	17
UnitedHealth Group Inc.	4	1,151
US Physical Therapy Inc.	—	4
Vanda Pharmaceuticals Inc. (a)	—	4
Varex Imaging Corp. (a)	—	2
Varian Medical Systems Inc. (a)	—	25
Vertex Pharmaceuticals Inc. (a)	1	221
Waters Corp. (a)	—	68
WellCare Health Plans Inc. (a)	—	45
West Pharmaceutical Services Inc.	—	26
Zimmer Biomet Holdings Inc.	1	68
Zoetis Inc. - Class A	2	197
		11,607
Industrials 10.2%
3M Co.	3	556
AAON Inc.	—	3
Actuant Corp. - Class A	—	3
Aerojet Rocketdyne Holdings Inc. (a)	—	10
Aerovironment Inc. (a)	—	11
Alamo Group Inc.	—	3
Albany International Corp. - Class A	—	9
Allegiant Travel Co.	—	4
Allegion Plc	—	26
American Airlines Group Inc.	1	40
American Woodmark Corp. (a)	—	5
AMETEK Inc.	1	83
AO Smith Corp.	1	34
Apogee Enterprises Inc.	—	3
Axon Enterprise Inc. (a)	—	18
Barnes Group Inc.	—	15
Boeing Co.	3	893
Brady Corp. - Class A	—	3
Brink's Co.	—	16
Carlisle Cos. Inc.	—	15
Caterpillar Inc.	2	210
Cintas Corp.	1	77
Comfort Systems USA Inc.	—	10
Copart Inc. (a)	1	47
Crane Co.	—	10
Cree Inc. (a) (b)	—	8
CSX Corp.	4	270
Cubic Corp.	—	4
Curtiss-Wright Corp.	—	15
Deere & Co.	1	120
Deluxe Corp.	—	8
Donaldson Co. Inc.	—	20
Dover Corp.	1	34
Dun & Bradstreet Corp.	—	13
Dycom Industries Inc. (a)	—	13
Emerson Electric Co.	1	89
EnPro Industries Inc.	—	7
Equifax Inc.	—	42
ESCO Technologies Inc.	—	4
Expeditors International of Washington Inc.	1	32
Exponent Inc.	—	14
Fastenal Co.	1	43
Federal Signal Corp.	—	3
FedEx Corp.	1	150
	Shares/Par[1]	Value ($)
Forrester Research Inc.	—	—
Fortive Corp. (b)	1	77
Fortune Brands Home & Security Inc.	1	33
Forward Air Corp.	—	11
Franklin Electric Co. Inc.	—	3
General Dynamics Corp.	1	129
Graco Inc.	1	34
Granite Construction Inc.	—	5
Griffon Corp.	—	—
Harris Corp.	—	57
Harsco Corp. (a)	1	11
Healthcare Services Group Inc. (b)	—	14
Heartland Express Inc.	—	2
Herman Miller Inc.	—	10
Hillenbrand Inc.	—	9
Honeywell International Inc.	2	328
Hubbell Inc.	—	17
Huntington Ingalls Industries Inc.	—	34
IDEX Corp.	—	52
Illinois Tool Works Inc.	2	195
Ingersoll-Rand Plc	1	48
Insperity Inc.	—	19
Interface Inc.	—	6
ITT Inc.	—	13
JB Hunt Transport Services Inc.	—	26
John Bean Technologies Corp.	—	17
Kansas City Southern	—	25
Kennametal Inc.	—	6
KLX Inc. (a)	—	12
Knight-Swift Transportation Holdings Inc. - Class A	—	11
Korn/Ferry International	—	12
Landstar System Inc.	—	16
Lennox International Inc.	—	35
Lincoln Electric Holdings Inc.	—	16
Lindsay Corp.	—	3
Lockheed Martin Corp.	1	238
Lydall Inc. (a)	—	—
Marten Transport Ltd.	—	1
Masco Corp.	1	33
Mercury Systems Inc. (a)	—	13
Mobile Mini Inc.	—	6
Moog Inc. - Class A	—	5
MSA Safety Inc.	—	12
MSC Industrial Direct Co. - Class A	—	9
Multi-Color Corp.	—	1
Nordson Corp.	—	32
Norfolk Southern Corp.	1	103
Northrop Grumman Systems Corp.	1	170
Old Dominion Freight Line Inc.	—	47
Oshkosh Corp.	—	10
Parker Hannifin Corp.	—	62
Patrick Industries Inc. (a)	—	6
PGT Innovations Inc. (a)	—	4
Proto Labs Inc. (a)	—	21
Quanex Building Products Corp.	—	2
Raven Industries Inc.	—	7
Raytheon Co.	1	161
Republic Services Inc.	1	33
Robert Half International Inc.	—	21
Rockwell Automation Inc.	1	71
Rockwell Collins Inc.	1	104
Rollins Inc.	1	26
Roper Industries Inc.	1	138
RR Donnelley & Sons Co.	—	—
Saia Inc. (a)	—	6
Simpson Manufacturing Co. Inc.	—	14
Southwest Airlines Co.	2	97
Standex International Corp.	—	3
Stanley Black & Decker Inc.	1	65
Teledyne Technologies Inc. (a)	—	39
Tennant Co.	—	3
Terex Corp.	—	5
Tetra Tech Inc.	—	10
Timken Co.	—	9
Toro Co.	1	27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
TransDigm Group Inc. (a)	—	80
Trex Co. Inc. (a)	—	19
UniFirst Corp.	—	7
Union Pacific Corp.	2	280
United Parcel Service Inc. - Class B	2	178
United Rentals Inc. (a)	1	61
Universal Forest Products Inc.	—	4
US Ecology Inc.	—	4
Valmont Industries Inc.	—	5
Verisk Analytics Inc. (a)	1	58
Viad Corp.	—	2
Vicor Corp. (a)	—	3
Wabash National Corp.	—	3
Wabtec Corp.	—	15
WageWorks Inc. (a)	—	8
Waste Management Inc.	2	159
Watsco Inc.	—	12
Watts Water Technologies Inc. - Class A	—	6
Werner Enterprises Inc.	—	3
Woodward Governor Co.	—	10
Xylem Inc.	1	44
		6,854
Information Technology 31.1%
8x8 Inc. (a)	—	7
Accenture Plc - Class A	2	310
ACI Worldwide Inc. (a)	—	8
Acxiom Holdings (a)	—	6
Adobe Systems Inc. (a)	2	595
ADTRAN Inc.	—	1
Advanced Energy Industries Inc. (a)	—	8
Advanced Micro Devices Inc. (a)	1	41
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	23
Alliance Data Systems Corp.	—	29
Amphenol Corp. - Class A	1	127
Analog Devices Inc.	2	155
Ansys Inc. (a)	1	70
Apple Inc.	21	4,653
Applied Materials Inc.	5	169
Applied Optoelectronics Inc. (a) (b)	—	2
Arista Networks Inc. (a)	—	61
ASGN Inc. (a)	—	17
Autodesk Inc. (a)	1	94
Automatic Data Processing Inc.	2	297
Axcelis Technologies Inc. (a)	—	2
Badger Meter Inc.	—	4
Belden Inc.	—	5
Blackbaud Inc.	—	23
Bottomline Technologies Inc. (a)	—	13
Broadcom Inc.	2	479
Broadridge Financial Solutions Inc.	1	68
Brooks Automation Inc.	—	12
Cabot Microelectronics Corp.	—	12
Cadence Design Systems Inc. (a)	1	57
CalAmp Corp. (a)	—	3
CDK Global Inc.	1	37
CEVA Inc. (a)	—	2
Cirrus Logic Inc. (a)	—	9
Cisco Systems Inc.	10	460
Citrix Systems Inc. (a)	—	35
Cognex Corp.	1	42
Cognizant Technology Solutions Corp. - Class A	3	200
Coherent Inc. (a)	—	19
Cohu Inc.	—	3
CommVault Systems Inc. (a)	—	6
Control4 Corp. (a)	—	3
CoreLogic Inc. (a)	—	17
Corning Inc.	4	128
CSG Systems International Inc.	—	3
CTS Corp.	—	2
Cypress Semiconductor Corp.	1	14
DXC Technology Co.	1	62
Ebix Inc. (b)	—	7
Electro Scientific Industries Inc. (a)	—	2
	Shares/Par[1]	Value ($)
ePlus Inc. (a)	—	3
EVERTEC Inc.	—	3
ExlService Holdings Inc. (a)	—	10
Extreme Networks (a)	—	2
F5 Networks Inc. (a)	—	31
Fair Isaac Corp. (a)	—	31
FARO Technologies Inc. (a)	—	3
Fidelity National Information Services Inc.	1	100
First Solar Inc. (a)	—	7
Fiserv Inc. (a)	2	150
FleetCor Technologies Inc. (a)	1	91
FLIR Systems Inc.	1	26
FormFactor Inc. (a)	—	4
Fortinet Inc. (a)	1	60
Gartner Inc. (a)	1	64
Global Payments Inc.	1	91
Ichor Holdings Ltd. (a) (b)	—	1
II-VI Inc. (a)	—	14
Integrated Device Technology Inc. (a)	1	28
Intel Corp.	12	559
InterDigital Inc.	—	14
Intuit Inc.	1	263
IPG Photonics Corp. (a)	—	24
Itron Inc. (a)	—	3
Jabil Inc.	1	20
Jack Henry & Associates Inc.	—	56
Kemet Corp. (a)	—	6
Keysight Technologies Inc. (a)	1	27
KLA-Tencor Corp.	1	72
Kopin Corp. (a)	—	—
Kulicke & Soffa Industries Inc.	—	8
Lam Research Corp.	1	108
Littelfuse Inc.	—	24
Lumentum Holdings Inc. (a) (b)	—	9
Manhattan Associates Inc. (a)	—	10
MasterCard Inc. - Class A	4	913
MAXIMUS Inc.	—	19
MaxLinear Inc. - Class A (a)	—	6
Methode Electronics Inc.	—	3
Microchip Technology Inc. (b)	1	83
Micron Technology Inc. (a)	5	235
Microsoft Corp.	35	3,940
MicroStrategy Inc. - Class A (a)	—	3
MKS Instruments Inc.	—	19
Monolithic Power Systems Inc.	—	23
Monotype Imaging Holdings Inc.	—	3
Motorola Solutions Inc.	1	94
Nanometrics Inc. (a)	—	5
National Instruments Corp.	1	25
NetApp Inc.	1	100
NIC Inc.	—	2
Nvidia Corp.	3	768
Oclaro Inc. (a)	1	3
Oracle Corp.	7	335
OSI Systems Inc. (a)	—	4
Park Electrochemical Corp.	—	—
Paychex Inc.	1	70
PayPal Holdings Inc. (a)	5	468
PDF Solutions Inc. (a)	—	—
Perspecta Inc.	—	9
Plantronics Inc.	—	5
Power Integrations Inc.	—	4
Progress Software Corp.	—	8
PTC Inc. (a)	—	32
Qorvo Inc. (a)	1	42
QUALCOMM Inc.	2	160
Qualys Inc. (a)	—	14
Rambus Inc. (a)	1	5
Red Hat Inc. (a)	1	109
Rogers Corp. (a)	—	11
Rudolph Technologies Inc. (a)	—	2
Sabre Corp.	1	13
Salesforce.com Inc. (a)	4	541
Semtech Corp. (a)	—	11
Silicon Laboratories Inc. (a)	—	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Skyworks Solutions Inc.	1	72
SolarEdge Technologies Inc. (a) (b)	—	5
Symantec Corp.	1	25
Synopsys Inc. (a)	1	65
Take-Two Interactive Software Inc. (a)	—	47
TE Connectivity Ltd.	1	99
Teradata Corp. (a)	—	13
Teradyne Inc.	1	32
Texas Instruments Inc.	5	469
Total System Services Inc.	1	75
Trimble Inc. (a)	1	50
TTEC Holdings Inc.	—	2
TTM Technologies Inc. (a)	—	5
Tyler Technologies Inc. (a)	—	43
Ultimate Software Group Inc. (a)	—	45
Ultra Clean Holdings Inc. (a)	—	2
Unisys Corp. (a) (b)	—	1
Versum Materials Inc.	1	17
ViaSat Inc. (a) (b)	—	7
Viavi Solutions Inc. (a)	1	8
Virtusa Corp. (a)	—	6
Visa Inc. - Class A	8	1,199
Vishay Intertechnology Inc.	—	7
Western Union Co.	1	14
WEX Inc. (a)	—	39
Xilinx Inc.	1	56
Xperi Corp.	—	—
Zebra Technologies Corp. - Class A (a)	—	41
		20,872
Materials 1.5%
AdvanSix Inc. (a)	—	3
Air Products & Chemicals Inc.	—	59
Albemarle Corp. (b)	—	28
American Vanguard Corp.	—	2
AptarGroup Inc.	—	16
Avery Dennison Corp.	1	42
Balchem Corp.	—	10
CF Industries Holdings Inc.	1	23
Chemours Co.	1	31
Eagle Materials Inc.	—	17
Ecolab Inc.	1	82
FMC Corp.	1	53
HB Fuller Co.	—	4
Ingevity Corp. (a)	—	19
Innospec Inc.	—	4
International Flavors & Fragrances Inc.	—	31
Koppers Holdings Inc. (a)	—	3
Kraton Corp. (a)	—	7
Louisiana-Pacific Corp.	1	17
Martin Marietta Materials Inc.	—	21
Myers Industries Inc.	—	2
Neenah Inc.	—	5
NewMarket Corp.	—	8
Olin Corp.	1	11
Packaging Corp. of America	—	30
PolyOne Corp.	—	10
PPG Industries Inc.	1	56
Praxair Inc.	1	108
Quaker Chemical Corp.	—	7
Royal Gold Inc.	—	22
RPM International Inc.	—	16
Schweitzer-Mauduit International Inc.	—	2
Scotts Miracle-Gro Co. - Class A	—	6
Sealed Air Corp.	—	11
Sensient Technologies Corp.	—	6
Sherwin-Williams Co.	1	167
Silgan Holdings Inc.	—	3
US Concrete Inc. (a) (b)	—	3
Valvoline Inc.	1	10
Vulcan Materials Co.	—	33
		988
Real Estate 2.8%
Agree Realty Corp.	—	3
Alexandria Real Estate Equities Inc.	—	31
	Shares/Par[1]	Value ($)
American Assets Trust Inc.	—	4
American Tower Corp.	2	286
Apartment Investment & Management Co. - Class A	—	14
Armada Hoffler Properties Inc.	—	2
AvalonBay Communities Inc.	—	50
Boston Properties Inc.	—	37
Camden Property Trust	—	20
CareTrust REIT Inc.	—	4
CBRE Group Inc. - Class A (a)	2	63
Chesapeake Lodging Trust	—	3
Community Healthcare Trust Inc.	—	—
Coresite Realty Corp.	—	20
Corporate Office Properties Trust	—	5
Cousins Properties Inc.	1	9
Crown Castle International Corp.	1	141
CyrusOne Inc.	—	11
Digital Realty Trust Inc.	1	61
Douglas Emmett Inc.	1	17
Easterly Government Properties Inc.	—	7
EastGroup Properties Inc.	—	15
Equinix Inc.	—	155
Essex Property Trust Inc.	—	37
Extra Space Storage Inc.	1	50
Federal Realty Investment Trust	—	19
First Industrial Realty Trust Inc.	1	18
Four Corners Property Trust Inc.	—	9
Geo Group Inc.	—	8
Getty Realty Corp.	—	3
Global Net Lease Inc.	—	4
Healthcare Realty Trust Inc.	—	9
HFF Inc. - Class A	—	9
Highwoods Properties Inc.	—	10
Iron Mountain Inc.	1	19
iStar Inc. (b)	—	1
Jones Lang LaSalle Inc.	—	18
Kilroy Realty Corp.	—	18
Lamar Advertising Co. - Class A	1	30
Lexington Realty Trust	1	7
Liberty Property Trust	—	13
Life Storage Inc.	—	9
LTC Properties Inc.	—	4
Medical Properties Trust Inc.	1	13
National Retail Properties Inc.	—	13
National Storage Affiliates Trust	—	7
PotlatchDeltic Corp.	—	7
ProLogis Inc.	3	191
PS Business Parks Inc.	—	8
Public Storage	1	76
Ramco-Gershenson Properties Trust	—	3
Rayonier Inc.	1	12
Realogy Holdings Corp. (b)	—	2
Retail Opportunity Investments Corp.	—	4
Saul Centers Inc.	—	—
SBA Communications Corp. (a)	1	84
Simon Property Group Inc.	1	120
Summit Hotel Properties Inc.	—	3
Tanger Factory Outlet Centers Inc. (b)	—	3
Taubman Centers Inc.	—	8
UDR Inc.	1	32
Uniti Group Inc.	1	8
Universal Health Realty Income Trust	—	3
Urban Edge Properties	—	6
Urstadt Biddle Properties Inc. - Class A	—	—
Vornado Realty Trust	1	36
Weingarten Realty Investors	—	8
Whitestone REIT	—	—
		1,900
Utilities 0.8%
Allete Inc.	—	9
American States Water Co.	—	8
American Water Works Co. Inc.	1	39
Aqua America Inc.	1	18
Avista Corp.	—	5
California Water Service Group	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Dominion Energy Inc.	1	79
El Paso Electric Co.	—	5
FirstEnergy Corp.	1	34
IDACORP Inc.	—	12
NextEra Energy Inc.	1	181
Northwest Natural Gas Co.	—	3
NRG Energy Inc.	1	28
ONE Gas Inc.	—	7
PNM Resources Inc.	—	9
South Jersey Industries Inc.	—	5
Southwest Gas Corp.	—	9
Vectren Corp.	—	17
WEC Energy Group Inc.	1	41
		514
Total Common Stocks (cost $62,594)		66,610
INVESTMENT COMPANIES 0.1%
iShares S&P 400 Growth Index Fund (b)	—	7
iShares S&P 500 Growth Index Fund	1	102
iShares S&P Small-Cap 600 Growth ETF	—	3
Total Investment Companies (cost $110)		112
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	767	767
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	350	350
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	15	15
Total Short Term Investments (cost $1,132)		1,132
Total Investments 101.1% (cost $63,836)		67,854
Other Assets and Liabilities, Net (1.1)%		(758)
Total Net Assets 100.0%		67,096

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	2	December 2018	291	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Value Index Fund
COMMON STOCKS 99.2%
Communication Services 6.7%
AMC Networks Inc. - Class A (a)	—	2
AT&T Inc.	15	500
ATN International Inc.	—	2
Cable One Inc.	—	4
Cars.com Inc. (a) (b)	—	2
CBS Corp. - Class B	1	22
CenturyLink Inc.	2	41
Cincinnati Bell Inc. (a)	—	1
Cinemark Holdings Inc. (b)	—	8
Comcast Corp. - Class A	5	166
Consolidated Communications Holdings Inc. (b)	—	2
Discovery Inc. - Class A (a) (b)	1	11
Discovery Inc. - Class C (a)	1	22
DISH Network Corp. - Class A (a)	1	17
EW Scripps Co. - Class A	—	1
Frontier Communications Corp. (b)	—	2
Gannett Co. Inc.	—	3
Graham Holdings Co.	—	6
Interpublic Group of Cos. Inc.	1	18
Iridium Communications Inc. (a)	—	4
John Wiley & Sons Inc. - Class A	—	4
Marcus Corp.	—	2
Meredith Corp. (b)	—	1
New Media Investment Group Inc.	—	2
News Corp. - Class A	1	10
News Corp. - Class B	—	4
Omnicom Group Inc.	1	31
Scholastic Corp.	—	2
Spok Holdings Inc.	—	—
Tegna Inc.	1	6
Telephone & Data Systems Inc.	—	6
TripAdvisor Inc. (a)	—	6
Twenty-First Century Fox Inc. - Class A	2	101
Twenty-First Century Fox Inc. - Class B	1	46
Verizon Communications Inc.	9	453
Viacom Inc. - Class B	1	25
Walt Disney Co.	2	188
		1,721
Consumer Discretionary 6.1%
Aaron's Inc.	—	8
Abercrombie & Fitch Co. - Class A	—	3
Adient Plc	—	5
Adtalem Global Education Inc. (a)	—	6
Advance Auto Parts Inc.	—	26
American Axle & Manufacturing Holdings Inc. (a)	—	4
American Eagle Outfitters Inc.	—	3
American Public Education Inc. (a)	—	1
Asbury Automotive Group Inc. (a)	—	3
Ascena Retail Group Inc. (a)	1	2
AutoNation Inc. (a)	—	4
AutoZone Inc. (a)	—	24
Barnes & Noble Education Inc. (a)	—	—
Barnes & Noble Inc.	—	1
Bed Bath & Beyond Inc.	—	4
Belmond Ltd. - Class A (a)	—	3
Best Buy Co. Inc.	1	39
Big 5 Sporting Goods Corp. (b)	—	—
Big Lots Inc.	—	4
BJ's Restaurants Inc.	—	2
BorgWarner Inc.	—	6
Brinker International Inc. (b)	—	4
Brunswick Corp.	—	6
Buckle Inc. (b)	—	2
Caleres Inc.	—	3
Callaway Golf Co.	—	1
Career Education Corp. (a)	—	—
Carmax Inc. (a)	—	13
Carnival Plc	1	29
Carter's Inc.	—	2
Cato Corp. - Class A	—	1
	Shares/Par[1]	Value ($)
Cheesecake Factory Inc. (b)	—	5
Chico's FAS Inc.	—	2
Childrens Place Retail Stores Inc.	—	1
Chipotle Mexican Grill Inc. (a)	—	14
Chuy's Holdings Inc. (a)	—	1
Cooper Tire & Rubber Co.	—	3
Cooper-Standard Holding Inc. (a)	—	5
Core-Mark Holding Co. Inc.	—	3
Cracker Barrel Old Country Store Inc. (b)	—	4
Crocs Inc. (a)	—	2
Dana Holding Corp.	—	2
Darden Restaurants Inc.	—	11
Deckers Outdoor Corp. (a)	—	4
Dick's Sporting Goods Inc.	—	6
Dillard's Inc. - Class A (b)	—	3
Dine Brands Global Inc.	—	1
Dollar General Corp.	—	31
Dorman Products Inc. (a)	—	2
DSW Inc. - Class A	—	4
El Pollo Loco Holdings Inc. (a)	—	1
Ethan Allen Interiors Inc.	—	1
Expedia Group Inc.	—	13
Express Inc. (a)	—	2
Fiesta Restaurant Group Inc. (a)	—	1
Foot Locker Inc.	—	13
Ford Motor Co.	8	74
Fossil Group Inc. (a) (b)	—	2
Francesca's Holdings Corp. (a) (b)	—	—
GameStop Corp. - Class A (b)	—	4
Gap Inc.	1	13
Garmin Ltd.	—	9
General Motors Co.	3	90
Genesco Inc. (a)	—	2
Gentex Corp.	—	5
Gentherm Inc. (a)	—	2
Genuine Parts Co.	—	30
G-III Apparel Group Ltd. (a)	—	4
Goodyear Tire & Rubber Co.	1	12
Group 1 Automotive Inc.	—	2
Guess Inc.	—	3
H&R Block Inc.	—	4
HanesBrands Inc. (b)	1	8
Harley-Davidson Inc.	—	15
Hasbro Inc.	—	12
Haverty Furniture Cos. Inc.	—	1
Helen of Troy Ltd. (a)	—	3
Hibbett Sports Inc. (a) (b)	—	1
Hilton Worldwide Holdings Inc.	1	29
International Speedway Corp. - Class A	—	2
J.C. Penney Co. Inc. (a) (b)	1	1
Jack in the Box Inc.	—	2
Kirkland's Inc. (a)	—	—
Kohl's Corp.	1	26
La-Z-Boy Inc.	—	2
Leggett & Platt Inc.	—	12
Lennar Corp. - Class A	—	12
Limited Brands Inc.	1	15
Liquidity Services Inc. (a)	—	—
Lithia Motors Inc. - Class A	—	2
LKQ Corp. (a)	—	9
Lowe's Cos. Inc.	1	61
Lumber Liquidators Holdings Inc. (a)	—	—
M/I Homes Inc. (a)	—	1
Macy's Inc.	1	22
MarineMax Inc. (a)	—	1
Mattel Inc. (a) (b)	1	8
MDC Holdings Inc.	—	1
Meritage Homes Corp. (a)	—	2
MGM Resorts International	1	17
Michaels Cos. Inc. (a)	—	4
Mohawk Industries Inc. (a)	—	8
Monro Inc.	—	5
Motorcar Parts of America Inc. (a) (b)	—	—
Movado Group Inc.	—	2
Murphy USA Inc. (a)	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Nautilus Inc. (a)	—	—
Newell Brands Inc.	1	18
Nike Inc. - Class B	1	74
Nordstrom Inc.	—	15
Office Depot Inc.	2	4
O'Reilly Automotive Inc. (a)	—	26
Oxford Industries Inc.	—	3
Papa John's International Inc. (b)	—	1
Perry Ellis International Inc. (a)	—	1
PVH Corp.	—	23
Ralph Lauren Corp. - Class A	—	16
Red Robin Gourmet Burgers Inc. (a)	—	1
Regis Corp. (a)	—	1
Rent-A-Center Inc. (a)	—	1
Ross Stores Inc.	—	26
Royal Caribbean Cruises Ltd.	—	16
Sally Beauty Holdings Inc. (a)	—	5
Shoe Carnival Inc.	—	1
Shutterfly Inc. (a)	—	2
Signet Jewelers Ltd.	—	7
Sonic Automotive Inc. - Class A	—	1
Sonic Corp.	—	1
Standard Motor Products Inc.	—	2
Starbucks Corp.	1	56
Steven Madden Ltd.	—	3
Strategic Education Inc.	—	2
Sturm Ruger & Co. Inc. (b)	—	1
Superior Industries International Inc.	—	1
Tailored Brands Inc.	—	1
Tapestry Inc.	1	18
Target Corp.	1	95
Tempur Sealy International Inc. (a) (b)	—	3
Texas Roadhouse Inc.	—	3
Tiffany & Co.	—	17
Tile Shop Holdings Inc.	—	—
TJX Cos. Inc.	1	79
Tractor Supply Co.	—	13
Tupperware Brands Corp.	—	2
Ulta Beauty Inc. (a)	—	11
Under Armour Inc. - Class A (a) (b)	1	8
Under Armour Inc. - Class C (a)	1	7
Unifi Inc. (a)	—	1
Universal Electronics Inc. (a)	—	1
Urban Outfitters Inc. (a)	—	7
Vera Bradley Inc. (a)	—	1
VF Corp.	—	23
Vista Outdoor Inc. (a)	—	2
Vitamin Shoppe Inc. (a)	—	—
Weight Watchers International Inc. (a)	—	2
Wendy's Co.	—	3
Whirlpool Corp.	—	16
William Lyon Homes - Class A (a)	—	—
Williams-Sonoma Inc. (b)	—	11
Wolverine World Wide Inc.	—	7
Yum! Brands Inc.	1	33
Zumiez Inc. (a)	—	1
		1,562
Consumer Staples 9.1%
Altria Group Inc.	2	103
Andersons Inc.	—	2
Archer-Daniels-Midland Co.	1	58
Avon Products Inc. (a)	1	2
B&G Foods Inc. (b)	—	2
Boston Beer Co. Inc. - Class A (a)	—	3
Brown-Forman Corp. - Class B	—	6
Cal-Maine Foods Inc.	—	2
Campbell Soup Co. (b)	1	15
Casey's General Stores Inc.	—	10
Church & Dwight Co. Inc.	—	14
Clorox Co.	—	17
Coca-Cola Co.	4	199
Colgate-Palmolive Co.	1	63
ConAgra Brands Inc.	1	27
Costco Wholesale Corp.	1	211
	Shares/Par[1]	Value ($)
Coty Inc. - Class A	1	12
Darling Ingredients Inc. (a)	—	3
Dean Foods Co.	—	1
Edgewell Personal Care Co. (a)	—	6
Energizer Holdings Inc.	—	4
Flowers Foods Inc.	—	4
General Mills Inc.	1	34
Hain Celestial Group Inc. (a)	—	3
Hershey Co.	—	13
Hormel Foods Corp.	1	22
Ingredion Inc.	—	8
J&J Snack Foods Corp.	—	1
JM Smucker Co.	—	24
John B. Sanfilippo & Son Inc.	—	1
Kellogg Co.	—	23
Kimberly-Clark Corp.	1	45
Kraft Heinz Foods Co.	1	70
Kroger Co.	2	47
Lancaster Colony Corp.	—	2
McCormick & Co. Inc.	—	17
Molson Coors Brewing Co. - Class B	1	23
Mondelez International Inc. - Class A	3	129
Nu Skin Enterprises Inc. - Class A	—	6
PepsiCo Inc.	2	165
Philip Morris International Inc.	2	130
Post Holdings Inc. (a)	—	14
Procter & Gamble Co.	3	268
Sanderson Farms Inc. (b)	—	2
Seneca Foods Corp. - Class A (a)	—	—
SpartanNash Co.	—	1
Supervalu Inc. (a)	—	2
Sysco Corp.	1	72
Tootsie Roll Industries Inc. (b)	—	—
TreeHouse Foods Inc. (a)	—	6
Tyson Foods Inc. - Class A	1	36
United Natural Foods Inc. (a)	—	3
Universal Corp.	—	3
Walgreens Boots Alliance Inc.	2	126
Walmart Inc.	3	277
WD-40 Co.	—	2
		2,339
Energy 12.5%
Anadarko Petroleum Corp.	1	70
Andeavor Corp.	—	44
Apache Corp.	1	37
Apergy Corp. (a)	—	3
Archrock Inc.	—	4
Baker Hughes a GE Co. LLC - Class A	1	29
Bonanza Creek Energy Inc. (a)	—	1
Bristow Group Inc. (a)	—	—
C&J Energy Services Inc. (a)	—	2
Cabot Oil & Gas Corp.	1	11
Callon Petroleum Co. (a)	1	6
CARBO Ceramics Inc. (a) (b)	—	—
Carrizo Oil & Gas Inc. (a)	—	4
Chesapeake Energy Corp. (a) (b)	2	9
Chevron Corp.	4	481
Cimarex Energy Co.	—	12
Cloud Peak Energy Inc. (a)	—	—
CNX Resources Corp. (a)	1	6
Concho Resources Inc. (a)	1	63
ConocoPhillips Co.	3	184
CONSOL Energy Inc. (a)	—	1
Core Laboratories NV	—	6
Denbury Resources Inc. (a)	1	5
Devon Energy Corp.	1	41
Diamond Offshore Drilling Inc. (a) (b)	—	2
Dril-Quip Inc. (a)	—	4
Energen Corp. (a)	—	14
Ensco Plc - Class A	1	8
EOG Resources Inc.	1	98
EQT Corp.	1	24
Era Group Inc. (a)	—	—
Exterran Corp. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Exxon Mobil Corp.	9	738
Geospace Technologies Corp. (a)	—	—
Green Plains Renewable Energy Inc.	—	2
Gulf Island Fabrication Inc.	—	—
Gulfport Energy Corp. (a)	1	4
Halliburton Co.	2	73
Helix Energy Solutions Group Inc. (a)	—	2
Helmerich & Payne Inc.	—	15
Hess Corp.	1	25
HighPoint Resources Corp. (a)	—	1
HollyFrontier Corp.	1	24
Kinder Morgan Inc.	4	69
Laredo Petroleum Holdings Inc. (a)	—	1
Marathon Oil Corp.	2	40
Marathon Petroleum Corp.	1	74
Matador Resources Co. (a)	—	4
Matrix Service Co. (a)	—	1
McDermott International Inc. (a)	1	7
Murphy Oil Corp.	1	12
Nabors Industries Ltd.	1	4
National Oilwell Varco Inc.	1	33
Newfield Exploration Co. (a)	1	12
Newpark Resources Inc. (a)	—	2
Noble Corp. Plc (a)	1	4
Noble Energy Inc.	1	31
Oasis Petroleum Inc. (a)	1	7
Occidental Petroleum Corp.	2	129
Oceaneering International Inc. (a)	—	6
Oil States International Inc. (a)	—	4
ONEOK Inc.	1	57
Par Pacific Holdings Inc. (a)	—	1
Patterson-UTI Energy Inc.	1	8
PBF Energy Inc. - Class A	—	12
PDC Energy Inc. (a)	—	7
Penn Virginia Corp. (a)	—	1
Phillips 66	1	99
Pioneer Energy Services Corp. (a)	—	1
Pioneer Natural Resources Co.	1	61
ProPetro Holding Corp. (a)	—	—
QEP Resources Inc. (a)	1	6
Range Resources Corp.	1	8
Renewable Energy Group Inc. (a)	—	3
REX Stores Corp. (a)	—	1
Ring Energy Inc. (a)	—	1
Rowan Cos. Plc - Class A (a)	—	4
Schlumberger Ltd.	3	173
SEACOR Holdings Inc. (a)	—	1
SM Energy Co.	—	7
Southwestern Energy Co. (a)	1	6
SRC Energy Inc. (a)	1	5
Superior Energy Services Inc. (a)	—	3
TechnipFMC Plc	1	28
Tetra Technologies Inc. (a)	—	1
Transocean Ltd. (a) (b)	1	12
Unit Corp. (a)	—	3
US Silica Holdings Inc. (b)	—	2
Valero Energy Corp.	1	100
Williams Cos. Inc.	3	68
World Fuel Services Corp.	—	4
WPX Energy Inc. (a)	1	16
		3,194
Financials 22.6%
Affiliated Managers Group Inc.	—	8
Aflac Inc.	2	75
Alarm.com Holdings Inc. (a)	—	1
Alleghany Corp.	—	20
Allstate Corp.	1	37
Ambac Financial Group Inc. (a)	—	1
American Equity Investment Life Holding Co.	—	6
American Express Co.	1	61
American Financial Group Inc.	—	17
American International Group Inc.	2	97
Ameriprise Financial Inc.	—	13
Ameris Bancorp	—	1
	Shares/Par[1]	Value ($)
Amerisafe Inc.	—	1
Aon Plc - Class A	—	32
Arthur J Gallagher & Co.	—	14
Aspen Insurance Holdings Ltd.	—	6
Associated Bancorp	1	10
Assurant Inc.	—	11
Banc of California Inc.	—	1
BancorpSouth Bank	—	3
Bank of America Corp.	10	292
Bank of Hawaii Corp.	—	4
Bank of New York Mellon Corp. (c)	2	97
Banner Corp.	—	2
BB&T Corp.	2	77
Berkshire Hathaway Inc. - Class B (a)	4	856
Berkshire Hills Bancorp Inc.	—	2
BlackRock Inc.	—	49
Blucora Inc. (a)	—	4
Boston Private Financial Holdings Inc.	—	2
Brighthouse Financial Inc. (a)	—	10
Brookline Bancorp Inc.	—	1
Brown & Brown Inc.	—	5
Capital One Financial Corp.	1	93
Cathay General Bancorp	—	2
Central Pacific Financial Corp.	—	1
Chemical Financial Corp.	—	7
Chubb Ltd.	1	127
Cincinnati Financial Corp.	—	24
Citigroup Inc.	5	370
Citizens Financial Group Inc.	1	38
City Holdings Co.	—	2
CME Group Inc.	—	39
Columbia Banking System Inc.	—	2
Comerica Inc.	—	16
Commerce Bancshares Inc.	—	6
Community Bank System Inc.	—	6
Cullen/Frost Bankers Inc.	—	7
Customers Bancorp Inc. (a)	—	—
CVB Financial Corp.	—	2
Dime Community Bancshares Inc.	—	1
Discover Financial Services	1	53
Donnelley Financial Solutions Inc. (a)	—	1
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	2
Encore Capital Group Inc. (a) (b)	—	1
Enova International Inc. (a)	—	2
Everest Re Group Ltd.	—	19
EzCorp Inc. - Class A (a)	—	1
Fidelity Southern Corp.	—	1
Fifth Third Bancorp	2	38
First American Financial Corp.	—	5
First Bancorp Inc. (a)	1	4
First Commonwealth Financial Corp.	—	2
First Financial Bancorp	—	3
First Financial Bankshares Inc. (b)	—	3
First Horizon National Corp.	1	11
First Midwest Bancorp Inc.	—	5
FNB Corp.	1	9
Franklin Financial Network Inc. (a)	—	1
Franklin Resources Inc.	1	19
Fulton Financial Corp.	1	6
Genworth Financial Inc. - Class A (a)	1	4
Glacier Bancorp Inc.	—	3
Goldman Sachs Group Inc.	1	161
Granite Point Mortgage Trust Inc.	—	1
Great Western Bancorp Inc.	—	5
Green Bancorp Inc.	—	—
Greenhill & Co. Inc. (b)	—	1
Hancock Whitney Co.	—	4
Hanmi Financial Corp.	—	—
Hanover Insurance Group Inc.	—	10
Hartford Financial Services Group Inc.	1	36
HCI Group Inc.	—	—
Heritage Financial Corp.	—	—
Home Bancshares Inc.	—	4
HomeStreet Inc. (a)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Hope Bancorp Inc.	—	5
Horace Mann Educators Corp.	—	4
Huntington Bancshares Inc.	2	34
Independent Bank Corp.	—	2
International Bancshares Corp.	—	5
INTL FCStone Inc. (a)	—	2
Invesco Ltd.	1	20
Investment Technology Group Inc.	—	2
James River Group Holdings Ltd.	—	1
Jefferies Financial Group Inc.	1	13
JPMorgan Chase & Co.	7	778
KeyCorp	2	43
Legg Mason Inc.	—	6
Lincoln National Corp.	1	30
LivePerson Inc. (a)	—	1
Loews Corp.	1	28
M&T Bank Corp.	—	48
Maiden Holdings Ltd.	—	—
Marsh & McLennan Cos. Inc.	1	36
MB Financial Inc.	—	4
Mercury General Corp.	—	3
MetLife Inc.	2	95
Morgan Stanley	3	127
NASDAQ Inc.	—	10
Navient Corp.	1	7
Navigators Group Inc.	—	3
NBT Bancorp Inc.	—	3
New York Community Bancorp Inc.	1	11
Northern Trust Corp.	—	21
Northfield Bancorp Inc.	—	—
Northwest Bancshares Inc.	—	4
OFG Bancorp	—	2
Old National Bancorp	—	6
Old Republic International Corp.	1	13
Opus Bank	—	1
Oritani Financial Corp.	—	2
PacWest Bancorp	—	12
People's United Financial Inc.	1	12
Pinnacle Financial Partners Inc.	—	4
Piper Jaffray Cos.	—	1
PNC Financial Services Group Inc.	1	129
PRA Group Inc. (a)	—	3
Principal Financial Group Inc.	—	18
ProAssurance Corp.	—	2
Prosperity Bancshares Inc.	—	10
Provident Financial Services Inc.	—	3
Prudential Financial Inc.	1	86
Raymond James Financial Inc.	—	13
Regions Financial Corp.	2	42
Reinsurance Group of America Inc.	—	19
RenaissanceRe Holdings Ltd.	—	5
RLI Corp.	—	3
S&T Bancorp Inc.	—	2
Safety Insurance Group Inc.	—	3
Seacoast Banking Corp. of Florida (a)	—	—
Selective Insurance Group Inc.	—	3
Signature Bank	—	9
Simmons First National Corp. - Class A	—	5
SLM Corp. (a)	—	3
Southside Bancshares Inc.	—	2
State Street Corp.	1	65
Sterling Bancorp	—	4
Stewart Information Services Corp.	—	2
Stifel Financial Corp.	—	7
SunTrust Banks Inc.	1	63
Synchrony Financial	2	43
TCF Financial Corp.	1	8
Tompkins Financial Corp.	—	1
Torchmark Corp.	—	11
Travelers Cos. Inc.	1	72
Triumph Bancorp Inc. (a)	—	1
TrustCo Bank Corp.	—	—
Trustmark Corp.	—	5
U.S. Bancorp	3	165
UMB Financial Corp.	—	6
	Shares/Par[1]	Value ($)
Umpqua Holdings Corp.	1	9
United Bankshares Inc.	—	8
United Community Banks Inc.	—	2
United Fire Group Inc.	—	2
United Insurance Holdings Corp.	—	1
Universal Insurance Holdings Inc.	—	1
Unum Group	1	18
Valley National Bancorp	1	8
Virtus Investment Partners Inc.	—	2
Waddell & Reed Financial Inc. - Class A (b)	—	4
Washington Federal Inc.	—	3
Webster Financial Corp.	—	5
Wells Fargo & Co.	9	467
Westamerica Bancorp (b)	—	2
Willis Towers Watson Plc	—	22
Wintrust Financial Corp.	—	5
WisdomTree Investments Inc.	—	1
World Acceptance Corp. (a)	—	1
WR Berkley Corp.	—	16
Zions Bancorp	1	20
		5,784
Health Care 11.2%
Acadia HealthCare Co. Inc. (a)	—	6
Aceto Corp.	—	—
Acorda Therapeutics Inc. (a)	—	2
Aetna Inc.	1	68
Alexion Pharmaceuticals Inc. (a)	—	31
Allergan Plc	1	125
Allscripts-Misys Healthcare Solutions Inc. (a)	—	2
AMAG Pharmaceuticals Inc. (a)	—	1
AmerisourceBergen Corp.	—	30
Amgen Inc.	1	113
Amphastar Pharmaceuticals Inc. (a)	—	—
AngioDynamics Inc. (a)	—	2
Anika Therapeutics Inc. (a)	—	1
Anthem Inc.	—	69
Assertio Therapeutics Inc. (a)	—	1
Avanos Medical Inc. (a)	—	6
Baxter International Inc.	1	34
Biogen Inc. (a)	—	45
Bristol-Myers Squibb Co.	1	77
Cambrex Corp. (a)	—	2
Cardinal Health Inc.	1	34
Community Health Systems Inc. (a)	—	—
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	2
Cross Country Healthcare Inc. (a)	—	1
CryoLife Inc. (a)	—	1
CVS Health Corp.	2	164
Cytokinetics Inc. (a) (b)	—	—
Danaher Corp.	1	137
DaVita Inc. (a)	—	18
Dentsply Sirona Inc.	1	18
Diplomat Pharmacy Inc. (a)	—	2
Eli Lilly & Co.	1	82
Endo International Plc (a)	1	7
Ensign Group Inc.	—	2
Envision Healthcare Corp. (a)	—	11
Express Scripts Holding Co. (a)	1	110
Gilead Sciences Inc.	1	72
Haemonetics Corp. (a)	—	4
HCA Healthcare Inc.	—	36
HealthStream Inc.	—	1
Henry Schein Inc. (a)	—	27
HMS Holdings Corp. (a)	—	4
Humana Inc.	—	95
Integra LifeSciences Holdings Corp. (a)	—	4
Invacare Corp.	—	1
Iqvia Ltd. (a)	—	18
Johnson & Johnson	3	350
Laboratory Corp. of America Holdings (a)	—	15
Lannett Co. Inc. (a) (b)	—	—
Lifepoint Health Inc. (a)	—	5
Luminex Corp.	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Magellan Health Services Inc. (a)	—	3
Mallinckrodt Plc (a)	—	5
McKesson Corp.	1	54
Medicines Co. (a) (b)	—	3
MEDNAX Inc. (a)	—	9
Medtronic Plc	2	155
Merck & Co. Inc.	4	243
Meridian Bioscience Inc.	—	1
Molina Healthcare Inc. (a)	—	10
Mylan NV (a)	1	38
Natus Medical Inc. (a)	—	1
NuVasive Inc. (a)	—	3
Owens & Minor Inc.	—	2
Patterson Cos. Inc.	—	4
PerkinElmer Inc.	—	9
Perrigo Co. Plc	—	11
Pfizer Inc.	7	286
Prestige Consumer Healthcare Inc. (a)	—	1
Progenics Pharmaceuticals Inc. (a) (b)	—	—
Quest Diagnostics Inc.	—	30
Quorum Health Corp. (a) (b)	—	—
Regenxbio Inc. (a)	—	2
Select Medical Holdings Corp. (a)	—	2
Spectrum Pharmaceuticals Inc. (a)	—	1
Steris Plc	—	8
Syneos Health Inc. - Class A (a)	—	6
Tactile Systems Technology Inc. (a) (b)	—	1
Tenet Healthcare Corp. (a)	—	4
Thermo Fisher Scientific Inc.	—	57
United Therapeutics Corp. (a)	—	4
Universal Health Services Inc. - Class B	—	22
US Physical Therapy Inc.	—	2
Vanda Pharmaceuticals Inc. (a)	—	1
Varex Imaging Corp. (a)	—	1
Varian Medical Systems Inc. (a)	—	10
WellCare Health Plans Inc. (a)	—	13
West Pharmaceutical Services Inc.	—	7
Zimmer Biomet Holdings Inc.	—	25
		2,871
Industrials 10.2%
AAON Inc.	—	1
AAR Corp.	—	3
ABM Industries Inc.	—	5
Actuant Corp. - Class A	—	3
Acuity Brands Inc.	—	13
AECOM (a)	1	11
Aegion Corp. (a)	—	1
AGCO Corp.	—	9
Alaska Air Group Inc.	—	18
Allegiant Travel Co.	—	2
Allegion Plc	—	6
American Airlines Group Inc.	1	16
Apogee Enterprises Inc.	—	1
Applied Industrial Technologies Inc.	—	6
ArcBest Corp.	—	2
Arconic Inc.	1	20
Astec Industries Inc.	—	2
Atlas Air Worldwide Holdings Inc. (a)	—	3
Avis Budget Group Inc. (a)	—	4
Avnet Inc.	—	10
AZZ Inc.	—	2
Brady Corp. - Class A	—	2
Briggs & Stratton Corp.	—	2
C.H. Robinson Worldwide Inc.	—	28
Carlisle Cos. Inc.	—	8
Caterpillar Inc.	1	89
Chart Industries Inc. (a)	—	5
CIRCOR International Inc.	—	2
Clean Harbors Inc. (a)	—	7
Crane Co.	—	6
Cree Inc. (a) (b)	—	4
Cubic Corp.	—	2
Cummins Inc.	—	45
Curtiss-Wright Corp.	—	5
	Shares/Par[1]	Value ($)
Deere & Co.	—	44
Delta Air Lines Inc.	1	74
Deluxe Corp.	—	4
Donaldson Co. Inc.	—	6
Dover Corp.	—	11
Dun & Bradstreet Corp.	—	6
DXP Enterprises Inc. (a)	—	1
Eaton Corp. Plc	1	78
Echo Global Logistics Inc. (a)	—	2
EMCOR Group Inc.	—	9
Emerson Electric Co.	1	58
Encore Wire Corp.	—	3
EnerSys Inc.	—	8
Engility Holdings Inc. (a)	—	1
Equifax Inc.	—	13
ESCO Technologies Inc.	—	2
Essendant Inc.	—	1
Esterline Technologies Corp. (a)	—	6
Expeditors International of Washington Inc.	—	11
Fastenal Co.	—	16
Federal Signal Corp.	—	1
FedEx Corp.	—	51
Flowserve Corp.	—	14
Fluor Corp.	—	17
Fortive Corp. (b)	—	18
Franklin Electric Co. Inc.	—	2
FTI Consulting Inc. (a)	—	6
GATX Corp. (b)	—	7
General Dynamics Corp.	—	59
General Electric Co.	18	201
Genesee & Wyoming Inc. - Class A (a)	—	11
Gibraltar Industries Inc. (a)	—	3
Granite Construction Inc.	—	2
Greenbrier Cos. Inc.	—	5
Griffon Corp.	—	1
Harris Corp.	—	15
Hawaiian Holdings Inc.	—	4
Heartland Express Inc.	—	2
Heidrick & Struggles International Inc.	—	2
Hillenbrand Inc.	—	3
HNI Corp.	—	4
Honeywell International Inc.	1	104
HUB Group Inc. - Class A (a)	—	3
Hubbell Inc.	—	7
Huntington Ingalls Industries Inc.	—	7
Ingersoll-Rand Plc	—	30
Insteel Industries Inc.	—	1
ITT Inc.	—	5
Jacobs Engineering Group Inc.	—	19
JB Hunt Transport Services Inc.	—	9
JetBlue Airways Corp. (a)	1	13
Johnson Controls International Plc	2	67
Kaman Corp.	—	4
Kansas City Southern	—	12
KBR Inc.	—	6
Kelly Services Inc. - Class A	—	1
Kennametal Inc.	—	4
Kirby Corp. (a)	—	10
Knight-Swift Transportation Holdings Inc. - Class A	—	4
L3 Technologies Inc.	—	34
Landstar System Inc.	—	3
Lincoln Electric Holdings Inc.	—	5
Lindsay Corp.	—	1
Lockheed Martin Corp.	—	67
LSC Communications Inc.	—	1
Lydall Inc. (a)	—	1
Manpower Inc.	—	11
Marten Transport Ltd.	—	1
Masco Corp.	—	7
Matson Inc.	—	3
Matthews International Corp. - Class A	—	3
Mobile Mini Inc.	—	1
Moog Inc. - Class A	—	3
MSA Safety Inc.	—	3
MSC Industrial Direct Co. - Class A	—	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Mueller Industries Inc.	—	4
Multi-Color Corp.	—	2
MYR Group Inc. (a)	—	1
National Presto Industries Inc. (b)	—	1
Navigant Consulting Inc.	—	2
Nielsen Holdings Plc	1	20
Norfolk Southern Corp.	—	57
Northrop Grumman Systems Corp.	—	36
NOW Inc. (a)	—	3
nVent Electric Plc	1	9
Orion Group Holdings Inc. (a)	—	—
Oshkosh Corp.	—	6
PACCAR Inc.	1	49
Parker Hannifin Corp.	—	22
Pentair Plc	—	14
Pitney Bowes Inc.	1	3
Powell Industries Inc.	—	1
Quanex Building Products Corp.	—	—
Quanta Services Inc. (a)	—	10
Raytheon Co.	—	48
Regal-Beloit Corp.	—	7
Republic Services Inc.	—	18
Resources Connection Inc.	—	1
Robert Half International Inc.	—	7
Rockwell Automation Inc.	—	14
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	8
Saia Inc. (a)	—	1
SkyWest Inc.	—	6
Snap-On Inc.	—	22
Southwest Airlines Co.	1	21
SPX Corp. (a)	—	4
SPX Flow Technology USA Inc. (a)	—	5
Standex International Corp.	—	1
Stanley Black & Decker Inc.	—	16
Stericycle Inc. (a)	—	10
Team Inc. (a) (b)	—	2
Tennant Co.	—	1
Terex Corp.	—	4
Tetra Tech Inc.	—	4
Textron Inc.	1	36
Timken Co.	—	3
Titan International Inc.	—	—
Trinity Industries Inc.	—	11
Triumph Group Inc.	—	2
TrueBlue Inc. (a)	—	2
UniFirst Corp.	—	3
Union Pacific Corp.	1	118
United Continental Holdings Inc. (a)	1	42
United Parcel Service Inc. - Class B	1	84
United Technologies Corp.	2	215
Universal Forest Products Inc.	—	3
US Ecology Inc.	—	1
Valmont Industries Inc.	—	4
Verisk Analytics Inc. (a)	—	15
Veritiv Corp. (a)	—	1
Viad Corp.	—	1
Wabash National Corp.	—	1
Wabtec Corp.	—	11
Watsco Inc.	—	6
Watts Water Technologies Inc. - Class A	—	2
Werner Enterprises Inc.	—	1
Woodward Governor Co.	—	4
WW Grainger Inc.	—	34
Xylem Inc.	—	10
		2,629
Information Technology 7.5%
3D Systems Corp. (a) (b)	—	5
8x8 Inc. (a)	—	2
Accenture Plc - Class A	1	82
ACI Worldwide Inc. (a)	—	3
Acxiom Holdings (a)	—	5
ADTRAN Inc.	—	1
Advanced Micro Devices Inc. (a)	1	35
	Shares/Par[1]	Value ($)
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	15
Alliance Data Systems Corp.	—	8
Anixter International Inc. (a)	—	4
ARRIS International Plc (a)	—	9
Arrow Electronics Inc. (a)	—	13
Autodesk Inc. (a)	—	27
Badger Meter Inc.	—	1
Bel Fuse Inc. - Class B	—	—
Belden Inc.	—	3
Benchmark Electronics Inc.	—	2
CA Inc.	1	28
CACI International Inc. - Class A (a)	—	9
Cardtronics Plc - Class A (a)	—	3
Ciena Corp. (a)	—	9
Cisco Systems Inc.	5	246
Citrix Systems Inc. (a)	—	13
CommVault Systems Inc. (a)	—	2
Comtech Telecommunications Corp.	—	1
Convergys Corp.	—	5
Cray Inc. (a)	—	1
CSG Systems International Inc.	—	1
CTS Corp.	—	1
Cypress Semiconductor Corp.	—	4
Daktronics Inc.	—	1
Diebold Nixdorf Inc. (b)	—	1
Digi International Inc. (a)	—	1
Diodes Inc. (a)	—	3
DSP Group Inc. (a)	—	—
DXC Technology Co.	—	26
Electronics for Imaging Inc. (a)	—	3
ePlus Inc. (a)	—	1
EVERTEC Inc.	—	1
F5 Networks Inc. (a)	—	10
Fabrinet (a)	—	3
FARO Technologies Inc. (a)	—	2
Fidelity National Information Services Inc.	—	28
Finisar Corp. (a) (b)	—	5
First Solar Inc. (a)	—	4
FLIR Systems Inc.	—	6
Harmonic Inc. (a)	—	1
Hewlett Packard Enterprise Co.	3	49
HP Inc.	3	83
Ichor Holdings Ltd. (a) (b)	—	1
IHS Markit Ltd. (a)	1	39
Insight Enterprises Inc. (a)	—	3
Intel Corp.	4	192
International Business Machines Corp.	2	283
Itron Inc. (a)	—	3
Juniper Networks Inc.	1	22
Keysight Technologies Inc. (a)	—	13
Knowles Corp. (a)	—	3
Kopin Corp. (a)	—	—
Leidos Holdings Inc.	—	21
Lumentum Holdings Inc. (a) (b)	—	4
Manhattan Associates Inc. (a)	—	3
Mantech International Corp. - Class A	—	4
Methode Electronics Inc.	—	1
MicroStrategy Inc. - Class A (a)	—	1
Monotype Imaging Holdings Inc.	—	—
MTS Systems Corp.	—	2
Nanometrics Inc. (a)	—	1
NCR Corp. (a)	—	7
NetGear Inc. (a)	—	4
NetScout Systems Inc. (a)	—	4
NIC Inc.	—	1
Oclaro Inc. (a)	—	1
OneSpan Inc. (a)	—	2
Oracle Corp.	3	146
OSI Systems Inc. (a)	—	1
Park Electrochemical Corp.	—	—
Paychex Inc.	—	17
PDF Solutions Inc. (a)	—	—
Perficient Inc. (a)	—	2
Perspecta Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Photronics Inc. (a)	—	1
Plantronics Inc.	—	2
Plexus Corp. (a)	—	4
Power Integrations Inc.	—	2
PTC Inc. (a)	—	10
QUALCOMM Inc.	2	135
Sabre Corp.	—	8
Sanmina Corp. (a)	—	4
ScanSource Inc. (a)	—	2
Science Applications International Corp.	—	8
Seagate Technology	1	26
Semtech Corp. (a)	—	3
SolarEdge Technologies Inc. (a) (b)	—	2
Sykes Enterprises Inc. (a)	—	3
Symantec Corp.	1	15
Synaptics Inc. (a)	—	4
SYNNEX Corp.	—	5
Take-Two Interactive Software Inc. (a)	—	11
TE Connectivity Ltd.	—	18
Tech Data Corp. (a)	—	5
Teradata Corp. (a)	—	4
TiVo Corp.	—	3
Travelport Worldwide Ltd.	—	4
Ultra Clean Holdings Inc. (a)	—	—
Unisys Corp. (a) (b)	—	1
Veeco Instruments Inc. (a)	—	1
ViaSat Inc. (a) (b)	—	4
Viavi Solutions Inc. (a)	—	2
Vishay Intertechnology Inc.	—	3
Western Digital Corp.	1	35
Western Union Co.	1	11
Xerox Corp.	1	12
Xilinx Inc.	—	17
Xperi Corp.	—	1
		1,916
Materials 4.3%
AdvanSix Inc. (a)	—	1
Air Products & Chemicals Inc.	—	48
AK Steel Holding Corp. (a) (b)	1	3
Albemarle Corp. (b)	—	9
Allegheny Technologies Inc. (a)	—	8
American Vanguard Corp.	—	—
AptarGroup Inc.	—	7
Ashland Global Holdings Inc.	—	11
Balchem Corp.	—	3
Ball Corp.	1	31
Bemis Co. Inc.	—	10
Boise Cascade Co.	—	2
Cabot Corp.	—	8
Carpenter Technology Corp.	—	6
Century Aluminum Co. (a)	—	1
CF Industries Holdings Inc.	—	15
Clearwater Paper Corp. (a)	—	1
Commercial Metals Co.	—	5
Compass Minerals International Inc. (b)	—	4
Domtar Corp.	—	7
DowDuPont Inc.	5	305
Eastman Chemical Co.	—	28
Ecolab Inc.	—	45
Flotek Industries Inc. (a)	—	—
Freeport-McMoRan Inc. - Class B	3	42
FutureFuel Corp.	—	1
Greif Inc. - Class A	—	3
Hawkins Inc.	—	—
Haynes International Inc.	—	1
HB Fuller Co.	—	3
Innophos Holdings Inc.	—	2
Innospec Inc.	—	2
International Flavors & Fragrances Inc.	—	8
International Paper Co.	1	41
Kaiser Aluminum Corp.	—	4
KapStone Paper and Packaging Corp.	—	6
LSB Industries Inc. (a)	—	—
LyondellBasell Industries NV - Class A	1	67
	Shares/Par[1]	Value ($)
Martin Marietta Materials Inc.	—	13
Materion Corp.	—	3
Minerals Technologies Inc.	—	5
Mosaic Co.	1	24
Myers Industries Inc.	—	1
Neenah Inc.	—	2
NewMarket Corp.	—	4
Newmont Mining Corp.	1	33
Nucor Corp.	1	41
Olin Corp.	—	4
Olympic Steel Inc.	—	—
Owens-Illinois Inc. (a)	1	6
P.H. Glatfelter Co.	—	2
Packaging Corp. of America	—	7
PolyOne Corp.	—	3
PPG Industries Inc.	—	28
Praxair Inc.	—	46
Quaker Chemical Corp.	—	2
Rayonier Advanced Materials Inc.	—	2
Reliance Steel & Aluminum Co.	—	13
RPM International Inc.	—	10
Schweitzer-Mauduit International Inc.	—	1
Scotts Miracle-Gro Co. - Class A	—	2
Sealed Air Corp.	—	8
Sensient Technologies Corp.	—	4
Silgan Holdings Inc.	—	3
Sonoco Products Co.	—	12
Steel Dynamics Inc.	1	21
Stepan Co.	—	4
SunCoke Energy Inc. (a)	—	1
TimkenSteel Corp. (a)	—	1
Tredegar Corp.	—	1
United States Steel Corp.	1	11
Valvoline Inc.	—	3
Vulcan Materials Co.	—	14
WestRock Co.	1	28
Worthington Industries Inc.	—	3
		1,104
Real Estate 3.6%
Acadia Realty Trust	—	5
Agree Realty Corp.	—	2
Alexander & Baldwin Inc.	—	4
Alexandria Real Estate Equities Inc.	—	13
American Assets Trust Inc.	—	2
American Campus Communities Inc.	—	11
Apartment Investment & Management Co. - Class A	—	8
Apollo Commercial Real Estate Finance Inc.	—	4
Armada Hoffler Properties Inc.	—	—
ARMOUR Residential REIT Inc.	—	2
AvalonBay Communities Inc.	—	28
Boston Properties Inc.	—	22
Camden Property Trust	—	8
Capstead Mortgage Corp.	—	2
CareTrust REIT Inc.	—	1
CBL & Associates Properties Inc. (b)	1	2
Cedar Realty Trust Inc.	—	1
Chatham Lodging Trust	—	2
Chesapeake Lodging Trust	—	2
Community Healthcare Trust Inc.	—	—
CoreCivic Inc.	—	6
Corporate Office Properties Trust	—	4
Cousins Properties Inc.	1	4
Crown Castle International Corp.	—	31
CyrusOne Inc.	—	8
DiamondRock Hospitality Co.	1	4
Digital Realty Trust Inc.	—	19
Douglas Emmett Inc.	—	5
Duke Realty Corp.	1	21
EPR Properties	—	11
Equity Residential Properties Inc.	1	51
Essex Property Trust Inc.	—	17
Federal Realty Investment Trust	—	10
Franklin Street Properties Corp.	—	1
Geo Group Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Getty Realty Corp.	—	1
Global Net Lease Inc.	—	2
Government Properties Income Trust	—	2
HCP Inc.	1	25
Healthcare Realty Trust Inc.	—	4
Hersha Hospitality Trust	—	2
Highwoods Properties Inc.	—	6
Hospitality Properties Trust	1	10
Host Hotels & Resorts Inc.	2	32
Independence Realty Trust Inc.	—	2
Invesco Mortgage Capital Inc.	—	4
Iron Mountain Inc.	1	12
iStar Inc. (b)	—	1
JBG Smith Properties	—	8
Jones Lang LaSalle Inc.	—	5
Kilroy Realty Corp.	—	6
Kimco Realty Corp.	1	14
Kite Realty Group Trust	—	2
LaSalle Hotel Properties	—	8
Liberty Property Trust	—	6
Life Storage Inc.	—	4
LTC Properties Inc.	—	2
Macerich Co.	—	12
Mack-Cali Realty Corp.	—	4
Medical Properties Trust Inc.	—	5
Mid-America Apartment Communities Inc.	—	24
National Retail Properties Inc.	—	8
New York Mortgage Trust Inc. (b)	—	2
Omega Healthcare Investors Inc. (b)	1	14
Pennsylvania REIT (b)	—	1
Pennymac Mortgage Investment Trust	—	3
PotlatchDeltic Corp.	—	2
PS Business Parks Inc.	—	2
Public Storage	—	27
Ramco-Gershenson Properties Trust	—	1
Rayonier Inc.	—	4
RE/MAX Holdings Inc. - Class A	—	1
Realogy Holdings Corp. (b)	—	4
Realty Income Corp.	1	33
Redwood Trust Inc.	—	3
Regency Centers Corp.	1	22
Retail Opportunity Investments Corp.	—	2
Sabra Healthcare REIT Inc.	1	8
Saul Centers Inc.	—	1
Senior Housing Properties Trust	1	9
Simon Property Group Inc.	—	58
SL Green Realty Corp.	—	17
Summit Hotel Properties Inc.	—	1
Tanger Factory Outlet Centers Inc. (b)	—	3
Taubman Centers Inc.	—	4
UDR Inc.	—	7
Uniti Group Inc.	—	4
Urban Edge Properties	—	3
Urstadt Biddle Properties Inc. - Class A	—	1
Ventas Inc.	1	39
Vornado Realty Trust	—	9
Washington Prime Group Inc.	1	3
Weingarten Realty Investors	—	5
Welltower Inc.	1	50
Weyerhaeuser Co.	2	51
Whitestone REIT	—	—
		919
Utilities 5.4%
AES Corp.	1	19
Allete Inc.	—	4
Alliant Energy Corp.	1	20
Ameren Corp.	1	31
American Electric Power Co. Inc.	1	72
American States Water Co.	—	2
American Water Works Co. Inc.	—	14
Aqua America Inc.	—	5
Atmos Energy Corp.	—	22
Avista Corp.	—	4
Black Hills Corp.	—	6
	Shares/Par[1]	Value ($)
California Water Service Group	—	2
CenterPoint Energy Inc.	1	28
CMS Energy Corp.	1	28
Consolidated Edison Inc.	1	48
Dominion Energy Inc.	1	59
DTE Energy Co.	1	40
Duke Energy Corp.	2	117
Edison International	1	46
El Paso Electric Co.	—	2
Entergy Corp.	1	30
Evergy Inc.	1	30
Eversource Energy	1	39
Exelon Corp.	2	86
FirstEnergy Corp.	1	22
Hawaiian Electric Industries Inc.	—	8
IDACORP Inc.	—	4
MDU Resources Group Inc.	1	10
National Fuel Gas Co.	—	10
New Jersey Resources Corp.	—	8
NextEra Energy Inc.	1	79
NiSource Inc.	1	19
Northwest Natural Gas Co.	—	3
NorthWestern Corp.	—	6
NRG Energy Inc.	—	11
OGE Energy Corp.	1	15
ONE Gas Inc.	—	5
PG&E Corp.	1	49
Pinnacle West Capital Corp.	—	18
PNM Resources Inc.	—	3
PPL Corp.	2	42
Public Service Enterprise Group Inc.	1	55
SCANA Corp.	—	11
Sempra Energy	1	64
South Jersey Industries Inc.	—	4
Southern Co.	2	90
Southwest Gas Corp.	—	4
Spire Inc.	—	7
UGI Corp.	1	19
Vectren Corp.	—	4
WEC Energy Group Inc.	1	25
Xcel Energy Inc.	1	49
		1,398
Total Common Stocks (cost $24,951)		25,437
RIGHTS 0.0%
A. Schulman Inc. (a) (d)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (e)	394	394
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (e)	146	146
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	10	10
Total Short Term Investments (cost $550)		550
Total Investments 101.4% (cost $25,501)		25,987
Other Assets and Liabilities, Net (1.4)%		(354)
Total Net Assets 100.0%		25,633

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	40	91	28	1	1	(7)	97	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	December 2018	146	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 98.0%
Communication Services 2.0%
ATN International Inc.	35	2,590
Cincinnati Bell Inc. (a)	160	2,553
Cogent Communications Group Inc.	133	7,437
Consolidated Communications Holdings Inc. (b)	221	2,886
EW Scripps Co. - Class A	177	2,922
Frontier Communications Corp. (b)	318	2,063
Gannett Co. Inc.	363	3,636
Iridium Communications Inc. (a)	299	6,738
Marcus Corp.	62	2,607
New Media Investment Group Inc.	172	2,706
QuinStreet Inc. (a)	116	1,577
Scholastic Corp.	89	4,146
Spok Holdings Inc.	58	886
Vonage Holdings Corp. (a)	699	9,900
XO Group Inc. (a)	78	2,683
		55,330
Consumer Discretionary 13.9%
Abercrombie & Fitch Co. - Class A	215	4,548
American Axle & Manufacturing Holdings Inc. (a)	347	6,060
American Public Education Inc. (a)	52	1,733
Asbury Automotive Group Inc. (a)	64	4,370
Ascena Retail Group Inc. (a)	549	2,509
Barnes & Noble Education Inc. (a)	123	706
Barnes & Noble Inc.	177	1,027
Belmond Ltd. - Class A (a)	281	5,133
Big 5 Sporting Goods Corp. (b)	62	315
BJ's Restaurants Inc.	65	4,690
Buckle Inc. (b)	91	2,102
Caleres Inc.	138	4,963
Callaway Golf Co.	282	6,846
Career Education Corp. (a)	212	3,158
Cato Corp. - Class A	76	1,605
Cavco Industries Inc. (a)	27	6,840
Chico's FAS Inc.	399	3,458
Childrens Place Retail Stores Inc.	52	6,649
Chuy's Holdings Inc. (a)	54	1,425
Cooper Tire & Rubber Co.	161	4,565
Cooper-Standard Holding Inc. (a)	52	6,240
Core-Mark Holding Co. Inc.	146	4,948
Crocs Inc. (a)	216	4,600
Dave & Buster's Entertainment Inc.	125	8,275
Dine Brands Global Inc.	56	4,566
Dorman Products Inc. (a)	93	7,126
DSW Inc. - Class A	217	7,340
El Pollo Loco Holdings Inc. (a)	68	859
Ethan Allen Interiors Inc.	81	1,687
Express Inc. (a)	237	2,617
Fiesta Restaurant Group Inc. (a)	75	1,996
Fossil Group Inc. (a) (b)	139	3,247
Fox Factory Holding Corp. (a)	121	8,479
Francesca's Holdings Corp. (a) (b)	115	428
GameStop Corp. - Class A (b)	323	4,937
Genesco Inc. (a)	64	3,012
Gentherm Inc. (a)	116	5,257
G-III Apparel Group Ltd. (a)	134	6,472
Group 1 Automotive Inc.	60	3,897
Guess Inc.	180	4,069
Haverty Furniture Cos. Inc.	63	1,382
Hibbett Sports Inc. (a)	61	1,138
Installed Building Products Inc. (a)	68	2,639
iRobot Corp. (a) (b)	87	9,559
J.C. Penney Co. Inc. (a) (b)	990	1,644
Kirkland's Inc. (a)	51	519
La-Z-Boy Inc.	148	4,680
LCI Industries	81	6,677
LGI Homes Inc. (a) (b)	58	2,730
Liquidity Services Inc. (a)	85	537
Lithia Motors Inc. - Class A	74	6,013
Lumber Liquidators Holdings Inc. (a)	90	1,400
M/I Homes Inc. (a)	90	2,150
	Shares/Par[1]	Value ($)
MarineMax Inc. (a)	71	1,510
MDC Holdings Inc.	145	4,275
Meritage Homes Corp. (a)	122	4,876
Monarch Casino & Resort Inc. (a)	35	1,570
Monro Inc.	104	7,261
Motorcar Parts of America Inc. (a) (b)	61	1,439
Movado Group Inc.	50	2,090
Nautilus Inc. (a)	99	1,378
NutriSystem Inc.	93	3,462
Office Depot Inc.	1,734	5,567
Oxford Industries Inc.	54	4,891
Penn National Gaming Inc. (a)	270	8,875
Perry Ellis International Inc. (a)	40	1,100
PetMed Express Inc. (b)	66	2,189
Red Robin Gourmet Burgers Inc. (a)	41	1,657
Regis Corp. (a)	105	2,149
Rent-A-Center Inc. (a)	141	2,034
RH (a) (b)	61	8,024
Ruth's Hospitality Group Inc.	91	2,856
Shake Shack Inc. - Class A (a)	79	5,004
Shoe Carnival Inc.	33	1,278
Shutterfly Inc. (a)	106	6,987
Shutterstock Inc.	59	3,237
Sleep Number Corp. (a) (b)	111	4,076
Sonic Automotive Inc. - Class A	78	1,514
Sonic Corp.	109	4,724
Stamps.com Inc. (a)	54	12,175
Standard Motor Products Inc.	66	3,224
Steven Madden Ltd.	168	8,881
Strategic Education Inc.	67	9,186
Sturm Ruger & Co. Inc. (b)	55	3,818
Superior Industries International Inc.	76	1,295
Tailored Brands Inc. (b)	159	4,002
Tile Shop Holdings Inc.	110	790
TopBuild Corp. (a)	114	6,481
Unifi Inc. (a)	46	1,306
Universal Electronics Inc. (a)	44	1,727
Vera Bradley Inc. (a)	63	960
Vista Outdoor Inc. (a)	184	3,292
Vitamin Shoppe Inc. (a)	50	501
William Lyon Homes - Class A (a)	103	1,630
Wingstop Inc.	94	6,396
Winnebago Industries Inc.	93	3,075
Wolverine World Wide Inc.	302	11,776
Zumiez Inc. (a)	59	1,543
		379,903
Consumer Staples 3.1%
Andersons Inc.	85	3,198
Avon Products Inc. (a)	1,414	3,111
B&G Foods Inc. (b)	211	5,782
Calavo Growers Inc. (b)	50	4,792
Cal-Maine Foods Inc.	94	4,532
Central Garden & Pet Co. (a) (b)	34	1,232
Central Garden & Pet Co. - Class A (a)	128	4,232
Coca-Cola Bottling Co.	15	2,725
Darling Ingredients Inc. (a)	523	10,111
Dean Foods Co.	292	2,076
Inter Parfums Inc.	55	3,559
J&J Snack Foods Corp.	47	7,148
John B. Sanfilippo & Son Inc.	28	1,980
Medifast Inc.	37	8,266
MGP Ingredients Inc. (b)	40	3,185
Seneca Foods Corp. - Class A (a)	22	746
SpartanNash Co.	116	2,334
Supervalu Inc. (a)	124	3,979
Universal Corp.	79	5,115
WD-40 Co. (b)	44	7,616
		85,719
Energy 4.2%
Archrock Inc.	414	5,054
Bonanza Creek Energy Inc. (a)	59	1,769
Bristow Group Inc. (a) (b)	104	1,257
C&J Energy Services Inc. (a)	205	4,262
CARBO Ceramics Inc. (a) (b)	70	505

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Carrizo Oil & Gas Inc. (a)	270	6,812
Cloud Peak Energy Inc. (a)	250	574
CONSOL Energy Inc. (a)	87	3,566
Denbury Resources Inc. (a)	1,439	8,921
Era Group Inc. (a)	66	819
Exterran Corp. (a)	103	2,722
Geospace Technologies Corp. (a) (b)	42	570
Green Plains Renewable Energy Inc.	122	2,107
Gulf Island Fabrication Inc. (b)	38	375
Helix Energy Solutions Group Inc. (a)	448	4,428
HighPoint Resources Corp. (a)	343	1,671
KLX Energy Services Holdings Inc. (a)	65	2,083
Laredo Petroleum Holdings Inc. (a)	471	3,845
Matrix Service Co. (a)	85	2,101
Newpark Resources Inc. (a)	287	2,971
Noble Corp. Plc (a)	794	5,585
Oil States International Inc. (a)	190	6,320
Par Pacific Holdings Inc. (a)	81	1,645
PDC Energy Inc. (a)	210	10,287
Penn Virginia Corp. (a)	43	3,487
Pioneer Energy Services Corp. (a)	247	728
ProPetro Holding Corp. (a)	230	3,797
Renewable Energy Group Inc. (a)	116	3,351
REX Stores Corp. (a)	18	1,388
Ring Energy Inc. (a)	169	1,674
SEACOR Holdings Inc. (a)	54	2,673
SRC Energy Inc. (a)	768	6,826
Tetra Technologies Inc. (a)	404	1,820
Unit Corp. (a)	171	4,457
US Silica Holdings Inc. (b)	246	4,629
		115,079
Financials 16.4%
Alarm.com Holdings Inc. (a) (b)	108	6,212
Ambac Financial Group Inc. (a)	142	2,898
American Equity Investment Life Holding Co.	286	10,126
Ameris Bancorp	127	5,786
Amerisafe Inc.	61	3,783
Axos Financial Inc. (a)	175	6,003
Banc of California Inc.	137	2,591
Banner Corp.	103	6,376
Berkshire Hills Bancorp Inc.	126	5,124
Blucora Inc. (a)	151	6,059
Boston Private Financial Holdings Inc.	267	3,650
Brookline Bancorp Inc.	257	4,288
Central Pacific Financial Corp.	95	2,504
City Holdings Co.	50	3,833
Columbia Banking System Inc.	233	9,024
Community Bank System Inc.	162	9,900
Customers Bancorp Inc. (a)	95	2,235
CVB Financial Corp.	325	7,257
Dime Community Bancshares Inc.	99	1,764
Donnelley Financial Solutions Inc. (a)	109	1,953
eHealth Inc. (a)	53	1,510
Employer Holdings Inc.	104	4,699
Encore Capital Group Inc. (a) (b)	81	2,912
Enova International Inc. (a)	109	3,138
EzCorp Inc. - Class A (a) (b)	167	1,785
Fidelity Southern Corp.	71	1,756
First Bancorp Inc. (a)	675	6,138
First Commonwealth Financial Corp.	321	5,180
First Financial Bancorp	311	9,223
First Financial Bankshares Inc. (b)	215	12,730
First Midwest Bancorp Inc.	327	8,698
FirstCash Inc.	141	11,538
Franklin Financial Network Inc. (a)	38	1,498
Glacier Bancorp Inc.	265	11,430
Granite Point Mortgage Trust Inc.	139	2,674
Great Western Bancorp Inc.	187	7,882
Green Bancorp Inc.	84	1,865
Green Dot Corp. - Class A (a)	149	13,276
Greenhill & Co. Inc. (b)	61	1,609
Hanmi Financial Corp.	103	2,564
HCI Group Inc. (b)	23	1,019
Heritage Financial Corp.	102	3,601
	Shares/Par[1]	Value ($)
HomeStreet Inc. (a)	87	2,294
Hope Bancorp Inc.	392	6,339
Horace Mann Educators Corp.	129	5,799
Independent Bank Corp.	87	7,216
INTL FCStone Inc. (a)	50	2,434
Investment Technology Group Inc.	106	2,306
James River Group Holdings Ltd.	96	4,083
LegacyTexas Financial Group Inc.	141	6,005
LivePerson Inc. (a)	176	4,577
Maiden Holdings Ltd.	218	621
Meta Financial Group Inc.	29	2,419
National Bank Holdings Corp. - Class A	82	3,085
Navigators Group Inc.	72	4,996
NBT Bancorp Inc.	141	5,393
NMI Holdings Inc. - Class A (a)	204	4,621
Northfield Bancorp Inc.	150	2,389
Northwest Bancshares Inc.	331	5,725
OFG Bancorp	141	2,285
Old National Bancorp	477	9,208
Opus Bank	66	1,806
Oritani Financial Corp.	127	1,971
Pacific Premier Bancorp Inc. (a)	139	5,182
Piper Jaffray Cos.	46	3,512
PRA Group Inc. (a)	143	5,151
Preferred Bank	44	2,582
ProAssurance Corp.	170	7,986
Provident Financial Services Inc.	196	4,813
RLI Corp.	124	9,726
S&T Bancorp Inc.	112	4,854
Safety Insurance Group Inc.	46	4,131
Seacoast Banking Corp. of Florida (a)	151	4,411
Selective Insurance Group Inc.	187	11,889
ServisFirst Bancshares Inc.	143	5,600
Simmons First National Corp. - Class A	289	8,504
Southside Bancshares Inc.	101	3,531
SPS Commerce Inc. (a)	56	5,512
Stewart Information Services Corp.	76	3,440
Third Point Reinsurance Ltd. (a)	250	3,247
Tompkins Financial Corp.	40	3,230
Triumph Bancorp Inc. (a)	74	2,818
TrustCo Bank Corp.	309	2,630
United Community Banks Inc.	249	6,932
United Fire Group Inc.	67	3,411
United Insurance Holdings Corp.	66	1,486
Universal Insurance Holdings Inc.	102	4,941
Virtus Investment Partners Inc.	23	2,628
Waddell & Reed Financial Inc. - Class A (b)	253	5,363
Walker & Dunlop Inc.	90	4,773
Westamerica Bancorp (b)	86	5,145
WisdomTree Investments Inc.	367	3,113
World Acceptance Corp. (a)	20	2,239
		446,443
Health Care 11.6%
Aceto Corp.	98	220
Acorda Therapeutics Inc. (a)	125	2,465
AMAG Pharmaceuticals Inc. (a) (b)	109	2,187
Amedisys Inc. (a)	92	11,483
AMN Healthcare Services Inc. (a)	151	8,242
Amphastar Pharmaceuticals Inc. (a)	114	2,194
AngioDynamics Inc. (a)	118	2,558
ANI Pharmaceuticals Inc. (a)	26	1,486
Anika Therapeutics Inc. (a)	47	1,996
Assertio Therapeutics Inc. (a)	204	1,200
BioTelemetry Inc. (a)	103	6,633
Cambrex Corp. (a)	106	7,232
Community Health Systems Inc. (a) (b)	369	1,278
Computer Programs & Systems Inc. (b)	35	951
Conmed Corp.	81	6,446
Corcept Therapeutics Inc. (a) (b)	328	4,601
Corvel Corp. (a)	29	1,770
Cross Country Healthcare Inc. (a)	116	1,014
CryoLife Inc. (a)	107	3,765
Cutera Inc. (a)	45	1,464
Cytokinetics Inc. (a) (b)	163	1,607

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Diplomat Pharmacy Inc. (a)	174	3,377
Eagle Pharmaceuticals Inc. (a)	34	2,332
Emergent BioSolutions Inc. (a)	138	9,067
Enanta Pharmaceuticals Inc. (a)	49	4,193
Endo International Plc (a)	632	10,639
Ensign Group Inc.	156	5,916
HealthStream Inc.	83	2,559
Heska Corp. (a)	21	2,382
HMS Holdings Corp. (a)	265	8,686
Innoviva Inc. (a)	216	3,289
Integer Holdings Corp. (a)	92	7,665
Invacare Corp.	106	1,539
Lannett Co. Inc. (a) (b)	97	463
Lantheus Holdings Inc. (a)	116	1,740
LeMaitre Vascular Inc.	49	1,887
LHC Group Inc. (a)	92	9,520
Ligand Pharmaceuticals Inc. (a)	67	18,375
Luminex Corp.	131	3,983
Magellan Health Services Inc. (a)	78	5,613
Medicines Co. (a) (b)	207	6,197
Meridian Bioscience Inc.	136	2,029
Merit Medical Systems Inc. (a)	174	10,710
MiMedx Group Inc. (a) (b)	329	2,032
Momenta Pharmaceuticals Inc. (a)	248	6,515
Myriad Genetics Inc. (a)	226	10,396
Natus Medical Inc. (a)	107	3,806
Neogen Corp. (a)	164	11,759
Nextgen Healthcare Inc. (a)	152	3,048
Omnicell Inc. (a)	125	8,955
OraSure Technologies Inc. (a)	196	3,032
Orthofix Medical Inc. (a)	60	3,487
Owens & Minor Inc.	198	3,263
Phibro Animal Health Corp. - Class A	63	2,707
Progenics Pharmaceuticals Inc. (a) (b)	257	1,612
Providence Services Corp. (a)	36	2,417
Quorum Health Corp. (a) (b)	91	535
Regenxbio Inc. (a)	93	7,025
Repligen Corp. (a)	123	6,818
Select Medical Holdings Corp. (a)	339	6,244
Spectrum Pharmaceuticals Inc. (a)	311	5,219
Supernus Pharmaceuticals Inc. (a)	166	8,342
SurModics Inc. (a)	43	3,175
Tabula Rasa HealthCare Inc. (a)	52	4,198
Tactile Systems Technology Inc. (a) (b)	52	3,682
Tivity Health Inc. (a)	124	3,971
US Physical Therapy Inc.	41	4,804
Vanda Pharmaceuticals Inc. (a)	166	3,806
Varex Imaging Corp. (a)	122	3,484
		317,285
Industrials 19.1%
AAON Inc.	130	4,912
AAR Corp.	104	4,979
ABM Industries Inc.	209	6,737
Actuant Corp. - Class A	193	5,393
Aegion Corp. (a)	105	2,666
Aerojet Rocketdyne Holdings Inc. (a)	221	7,510
Aerovironment Inc. (a)	68	7,577
Alamo Group Inc.	31	2,816
Albany International Corp. - Class A	92	7,301
Allegiant Travel Co.	40	5,040
American Woodmark Corp. (a)	49	3,832
Apogee Enterprises Inc.	91	3,779
Applied Industrial Technologies Inc.	123	9,611
ArcBest Corp.	83	4,008
Astec Industries Inc.	71	3,575
Atlas Air Worldwide Holdings Inc. (a)	82	5,226
Axon Enterprise Inc. (a)	184	12,583
AZZ Inc.	84	4,221
Barnes Group Inc.	149	10,617
Brady Corp. - Class A	153	6,680
Briggs & Stratton Corp.	138	2,656
Chart Industries Inc. (a)	98	7,702
CIRCOR International Inc. (b)	64	3,030
Comfort Systems USA Inc.	118	6,663
	Shares/Par[1]	Value ($)
Cubic Corp.	79	5,795
DXP Enterprises Inc. (a)	52	2,076
Echo Global Logistics Inc. (a)	89	2,759
Encore Wire Corp.	67	3,360
Engility Holdings Inc. (a)	57	2,046
EnPro Industries Inc.	67	4,852
ESCO Technologies Inc.	83	5,662
Essendant Inc.	104	1,338
Exponent Inc.	166	8,915
Federal Signal Corp.	193	5,175
Forrester Research Inc.	32	1,488
Forward Air Corp.	93	6,676
Franklin Electric Co. Inc.	125	5,890
FTI Consulting Inc. (a)	121	8,841
Gibraltar Industries Inc. (a)	102	4,660
Greenbrier Cos. Inc.	100	6,011
Griffon Corp.	107	1,730
Harsco Corp. (a)	256	7,321
Hawaiian Holdings Inc.	163	6,520
Heartland Express Inc.	151	2,977
Heidrick & Struggles International Inc.	60	2,031
Hillenbrand Inc.	198	10,336
HUB Group Inc. - Class A (a)	108	4,916
Insperity Inc.	121	14,235
Insteel Industries Inc.	58	2,089
Interface Inc.	187	4,369
John Bean Technologies Corp.	100	11,961
Kaman Corp.	89	5,963
Kelly Services Inc. - Class A	98	2,357
Korn/Ferry International	180	8,844
Lindsay Corp.	34	3,433
LSC Communications Inc.	105	1,163
Lydall Inc. (a)	56	2,407
Marten Transport Ltd.	125	2,622
Matson Inc.	137	5,419
Matthews International Corp. - Class A	102	5,106
Mercury Systems Inc. (a)	154	8,494
Mobile Mini Inc.	143	6,258
Moog Inc. - Class A	103	8,846
Mueller Industries Inc.	185	5,374
Multi-Color Corp.	45	2,773
MYR Group Inc. (a)	53	1,730
National Presto Industries Inc. (b)	16	2,093
Navigant Consulting Inc.	145	3,332
Orion Group Holdings Inc. (a)	90	680
Patrick Industries Inc. (a)	74	4,379
PGT Innovations Inc. (a)	183	3,952
Powell Industries Inc.	27	990
Proto Labs Inc. (a)	85	13,739
Quanex Building Products Corp.	112	2,040
Raven Industries Inc.	115	5,267
Resources Connection Inc.	95	1,577
RR Donnelley & Sons Co.	225	1,217
Saia Inc. (a)	81	6,222
Simpson Manufacturing Co. Inc.	132	9,555
SkyWest Inc.	166	9,806
SPX Corp. (a)	138	4,590
SPX Flow Technology USA Inc. (a)	135	7,002
Standex International Corp.	41	4,244
Team Inc. (a) (b)	96	2,167
Tennant Co.	58	4,374
Tetra Tech Inc.	175	11,986
Titan International Inc.	157	1,168
Trex Co. Inc. (a)	186	14,340
Triumph Group Inc.	158	3,672
TrueBlue Inc. (a)	130	3,396
UniFirst Corp.	49	8,526
Universal Forest Products Inc.	197	6,955
US Ecology Inc.	70	5,194
Veritiv Corp. (a)	36	1,306
Viad Corp.	66	3,896
Vicor Corp. (a)	51	2,343
Wabash National Corp.	186	3,386
WageWorks Inc. (a)	126	5,375

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Watts Water Technologies Inc. - Class A	89	7,386
		520,087
Information Technology 14.0%
3D Systems Corp. (a) (b)	365	6,891
8x8 Inc. (a)	297	6,321
ADTRAN Inc.	149	2,635
Advanced Energy Industries Inc. (a)	124	6,408
Agilysys Inc. (a)	50	823
Anixter International Inc. (a)	91	6,420
Applied Optoelectronics Inc. (a) (b)	61	1,514
ASGN Inc. (a)	165	12,984
Axcelis Technologies Inc. (a)	103	2,028
Badger Meter Inc.	94	4,963
Bel Fuse Inc. - Class B	34	893
Benchmark Electronics Inc.	148	3,461
Bottomline Technologies Inc. (a)	115	8,383
Brooks Automation Inc.	224	7,849
Cabot Microelectronics Corp.	81	8,361
CACI International Inc. - Class A (a)	78	14,430
CalAmp Corp. (a)	115	2,748
Cardtronics Plc - Class A (a)	119	3,759
CEVA Inc. (a)	72	2,056
Cohu Inc.	93	2,338
Comtech Telecommunications Corp.	76	2,756
Control4 Corp. (a)	79	2,720
Cray Inc. (a)	130	2,802
CSG Systems International Inc.	108	4,323
CTS Corp.	106	3,637
Daktronics Inc.	129	1,008
Diebold Nixdorf Inc. (b)	239	1,077
Digi International Inc. (a)	87	1,171
Diodes Inc. (a)	123	4,110
DSP Group Inc. (a)	62	739
Ebix Inc. (b)	71	5,657
Electro Scientific Industries Inc. (a)	108	1,888
Electronics for Imaging Inc. (a)	141	4,799
ePlus Inc. (a)	44	4,041
EVERTEC Inc.	193	4,662
ExlService Holdings Inc. (a)	110	7,283
Extreme Networks (a)	366	2,004
Fabrinet (a)	116	5,352
FARO Technologies Inc. (a)	54	3,481
Finisar Corp. (a)	367	6,989
FormFactor Inc. (a)	234	3,213
Harmonic Inc. (a)	270	1,483
Ichor Holdings Ltd. (a) (b)	78	1,590
II-VI Inc. (a)	184	8,706
Insight Enterprises Inc. (a)	113	6,086
Itron Inc. (a)	106	6,806
Kemet Corp. (a)	177	3,287
Knowles Corp. (a)	287	4,767
Kopin Corp. (a) (b)	195	473
Kulicke & Soffa Industries Inc.	214	5,111
Mantech International Corp. - Class A	84	5,311
MaxLinear Inc. - Class A (a)	196	3,904
Methode Electronics Inc.	119	4,294
MicroStrategy Inc. - Class A (a)	30	4,261
Monotype Imaging Holdings Inc.	134	2,705
MTS Systems Corp.	57	3,135
Nanometrics Inc. (a)	77	2,893
NetGear Inc. (a)	101	6,343
NIC Inc.	213	3,159
Oclaro Inc. (a)	546	4,880
OneSpan Inc. (a)	97	1,848
OSI Systems Inc. (a)	53	4,077
Park Electrochemical Corp.	61	1,188
PDF Solutions Inc. (a)	87	790
Perficient Inc. (a)	112	2,989
Photronics Inc. (a)	223	2,200
Plexus Corp. (a)	102	5,985
Power Integrations Inc.	93	5,895
Progress Software Corp.	143	5,040
Qualys Inc. (a)	105	9,331
Rambus Inc. (a)	341	3,716
	Shares/Par[1]	Value ($)
Rogers Corp. (a)	58	8,592
Rudolph Technologies Inc. (a)	102	2,488
Sanmina Corp. (a)	216	5,953
ScanSource Inc. (a)	82	3,283
Semtech Corp. (a)	210	11,679
SolarEdge Technologies Inc. (a) (b)	133	4,994
Sykes Enterprises Inc. (a)	128	3,916
TiVo Corp.	388	4,825
Travelport Worldwide Ltd.	403	6,801
TTEC Holdings Inc.	46	1,185
TTM Technologies Inc. (a)	297	4,727
Ultra Clean Holdings Inc. (a)	122	1,531
Unisys Corp. (a) (b)	163	3,318
Veeco Instruments Inc. (a)	156	1,594
Viavi Solutions Inc. (a)	719	8,155
Virtusa Corp. (a)	88	4,735
Xperi Corp.	159	2,355
		381,361
Materials 4.8%
AdvanSix Inc. (a)	98	3,312
AK Steel Holding Corp. (a) (b)	1,013	4,966
American Vanguard Corp.	85	1,522
Balchem Corp.	103	11,513
Boise Cascade Co.	124	4,570
Century Aluminum Co. (a)	161	1,923
Clearwater Paper Corp. (a)	52	1,550
Flotek Industries Inc. (a)	180	432
FutureFuel Corp.	82	1,526
Hawkins Inc.	31	1,275
Haynes International Inc.	40	1,425
HB Fuller Co.	161	8,295
Ingevity Corp. (a)	133	13,585
Innophos Holdings Inc.	63	2,793
Innospec Inc.	77	5,921
Kaiser Aluminum Corp.	53	5,755
KapStone Paper and Packaging Corp.	282	9,547
Koppers Holdings Inc. (a)	67	2,086
Kraton Corp. (a)	102	4,813
LSB Industries Inc. (a) (b)	64	629
Materion Corp.	65	3,919
Myers Industries Inc.	107	2,481
Neenah Inc.	53	4,608
Olympic Steel Inc.	29	613
P.H. Glatfelter Co.	141	2,688
Quaker Chemical Corp.	42	8,551
Rayonier Advanced Materials Inc. (b)	162	2,994
Schweitzer-Mauduit International Inc.	99	3,794
Stepan Co.	64	5,541
SunCoke Energy Inc. (a)	207	2,406
TimkenSteel Corp. (a)	126	1,874
Tredegar Corp.	82	1,769
US Concrete Inc. (a) (b)	51	2,317
		130,993
Real Estate 6.7%
Acadia Realty Trust (b)	259	7,247
Agree Realty Corp.	100	5,297
American Assets Trust Inc.	120	4,477
Apollo Commercial Real Estate Finance Inc.	358	6,756
Armada Hoffler Properties Inc.	160	2,422
ARMOUR Residential REIT Inc.	135	3,026
Capstead Mortgage Corp.	300	2,373
CareTrust REIT Inc.	257	4,545
CBL & Associates Properties Inc. (b)	548	2,186
Cedar Realty Trust Inc.	246	1,146
Chatham Lodging Trust	148	3,085
Chesapeake Lodging Trust	193	6,195
Community Healthcare Trust Inc.	55	1,696
DiamondRock Hospitality Co.	650	7,589
Easterly Government Properties Inc.	192	3,711
EastGroup Properties Inc.	113	10,799
Four Corners Property Trust Inc.	211	5,411
Franklin Street Properties Corp.	345	2,758
Getty Realty Corp.	106	3,031
Global Net Lease Inc.	230	4,797

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Government Properties Income Trust	315	3,551
Hersha Hospitality Trust	115	2,607
HFF Inc. - Class A	123	5,222
Independence Realty Trust Inc.	274	2,882
Invesco Mortgage Capital Inc.	353	5,592
iStar Inc. (b)	217	2,423
Kite Realty Group Trust	269	4,480
Lexington Realty Trust	686	5,693
LTC Properties Inc.	127	5,591
National Storage Affiliates Trust	181	4,592
New York Mortgage Trust Inc. (b)	437	2,657
Pennsylvania REIT (b)	204	1,927
Pennymac Mortgage Investment Trust	195	3,953
PS Business Parks Inc.	63	8,044
Ramco-Gershenson Properties Trust	252	3,426
RE/MAX Holdings Inc. - Class A	57	2,527
Redwood Trust Inc.	266	4,318
Retail Opportunity Investments Corp.	358	6,679
Saul Centers Inc.	36	2,040
Summit Hotel Properties Inc.	335	4,531
Universal Health Realty Income Trust	41	3,027
Urstadt Biddle Properties Inc. - Class A	96	2,044
Washington Prime Group Inc.	596	4,353
Whitestone REIT	126	1,744
		182,450
Utilities 2.2%
American States Water Co.	116	7,116
Avista Corp.	209	10,576
California Water Service Group	152	6,522
El Paso Electric Co.	129	7,379
Northwest Natural Gas Co.	91	6,091
South Jersey Industries Inc. (b)	273	9,645
Spire Inc.	161	11,840
		59,169
Total Common Stocks (cost $2,081,434)		2,673,819
	Shares/Par[1]	Value ($)
RIGHTS 0.0%
A. Schulman Inc. (a) (c)	93	178
Total Rights (cost $0)		178
INVESTMENT COMPANIES 1.4%
iShares S&P SmallCap 600 Index ETF (b)	442	38,581
Total Investment Companies (cost $39,214)		38,581
SHORT TERM INVESTMENTS 6.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	14,452	14,452
Securities Lending Collateral 5.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	148,037	148,037
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	730	727
Total Short Term Investments (cost $163,216)		163,216
Total Investments 105.4% (cost $2,283,864)		2,875,794
Other Derivative Instruments 0.0%		40
Other Assets and Liabilities, Net (5.4)%		(146,089)
Total Net Assets 100.0%		2,729,745

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	187	December 2018	16,062	40	(160)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital International Index Fund
COMMON STOCKS 98.4%
Australia 6.7%
AGL Energy Ltd.	82	1,152
Alumina Ltd.	315	631
Amcor Ltd.	145	1,429
AMP Ltd. (a)	361	831
APA Group	147	1,059
Aristocrat Leisure Ltd.	72	1,475
ASX Ltd.	25	1,142
Aurizon Holdings Ltd.	238	705
AusNet Services	213	250
Australia & New Zealand Banking Group Ltd. (a)	364	7,405
Bank of Queensland Ltd.	48	382
Bendigo and Adelaide Bank Ltd.	59	458
BHP Billiton Ltd.	403	10,112
BlueScope Steel Ltd.	71	872
Boral Ltd.	144	719
Brambles Ltd.	199	1,566
Caltex Australia Ltd.	32	695
Challenger Financial Services Group Ltd.	67	543
CIMIC Group Ltd.	12	444
Coca-Cola Amatil Ltd.	68	479
Cochlear Ltd.	7	1,039
Commonwealth Bank of Australia (a)	220	11,346
Computershare Ltd.	57	819
Crown Resorts Ltd.	46	456
CSL Ltd.	57	8,253
Dexus	129	985
Domino's Pizza Enterprises Ltd. (a)	8	304
Flight Centre Ltd.	7	255
Fortescue Metals Group Ltd.	193	547
Goodman Group	202	1,518
GPT Group	227	856
Harvey Norman Holdings Ltd. (a)	81	206
Healthscope Ltd.	208	315
Incitec Pivot Ltd.	219	630
Insurance Australia Group Ltd.	296	1,563
LendLease Corp. Ltd.	70	991
Macquarie Group Ltd.	41	3,680
Medibank Private Ltd.	340	714
Mirvac Group	458	798
National Australia Bank Ltd.	341	6,851
Newcrest Mining Ltd. (a)	96	1,348
Oil Search Ltd.	171	1,114
Orica Ltd.	46	568
Origin Energy Ltd. (b)	220	1,310
QBE Insurance Group Ltd.	170	1,364
Ramsay Health Care Ltd.	17	690
REA Group Ltd.	7	433
Rio Tinto Ltd.	52	2,933
Santos Ltd.	220	1,156
Scentre Group	666	1,912
Seek Ltd.	43	643
Sonic Health Care Ltd.	50	908
South32 Ltd.	647	1,827
Stockland	314	943
Suncorp Group Ltd.	162	1,691
Sydney Airport	132	655
Tabcorp Holdings Ltd.	249	878
Telstra Corp. Ltd.	537	1,237
TPG Telecom Ltd. (a)	45	278
Transurban Group	320	2,591
Treasury Wine Estates Ltd.	90	1,131
Vicinity Centres	406	771
Wesfarmers Ltd.	142	5,116
Westpac Banking Corp. (a)	430	8,677
Woodside Petroleum Ltd.	117	3,274
Woolworths Group Ltd.	163	3,314
		121,237
Austria 0.2%
Andritz AG	9	529
Erste Group Bank AG	38	1,560
	Shares/Par[1]	Value ($)
OMV AG	18	1,030
Raiffeisen International Bank Holding AG	18	527
Voestalpine AG	15	690
		4,336
Belgium 1.0%
AGEAS	23	1,263
Anheuser-Busch InBev NV	96	8,353
Belgacom SA	20	483
Colruyt SA (a)	8	458
Groupe Bruxelles Lambert SA	10	1,087
KBC Groep NV	31	2,349
Solvay SA	9	1,237
Telenet Group Holding NV (a) (b)	6	354
UCB SA	15	1,386
Umicore SA	26	1,459
		18,429
Denmark 1.7%
A P Moller - Maersk A/S - Class A	—	611
A P Moller - Maersk A/S - Class B	1	1,183
Carlsberg A/S - Class B	13	1,602
Chr Hansen Holding A/S	12	1,249
Coloplast A/S - Class B	15	1,514
Danske Bank A/S	90	2,368
DSV A/S	24	2,158
Genmab A/S (b)	8	1,229
H Lundbeck A/S	9	575
ISS A/S	21	723
Novo Nordisk A/S - Class B	228	10,736
Novozymes A/S - Class B	27	1,468
Orsted A/S	24	1,604
Pandora A/S	14	899
Tryg A/S	15	370
Vestas Wind Systems A/S	25	1,662
William Demant Holding A/S (b)	13	481
		30,432
Finland 1.1%
Elisa Oyj	18	742
Fortum Oyj	54	1,362
Kone Oyj - Class B	42	2,257
Metso Oyj	14	490
Neste Oil Oyj	16	1,317
Nokia Oyj	705	3,913
Nokian Renkaat Oyj	15	632
Orion Oyj - Class B	14	523
Sampo Oyj - Class A	55	2,874
Stora Enso Oyj - Class R	71	1,361
UPM-Kymmene Oyj	67	2,618
Wartsila Oyj	57	1,115
		19,204
France 10.1%
Accor SA	23	1,202
Aeroports de Paris	4	873
Air Liquide	54	7,059
Alstom SA (a)	20	904
Amundi SA	8	565
Arkema SA	9	1,053
AtoS SE	12	1,408
AXA SA	243	6,551
BioMerieux (a)	5	408
BNP Paribas SA	141	8,634
Bollore SA	116	501
Bouygues SA	27	1,149
Bureau Veritas SA	33	849
Capgemini SA	20	2,519
Carrefour SA	72	1,388
Casino Guichard Perrachon SA (a)	7	274
Cie de Saint-Gobain	62	2,688
Cie Generale d'Optique Essilor International SA	26	3,855
CNP Assurances SA	21	516
Compagnie Generale des Etablissements Michelin	21	2,550
Covivio	5	514
Credit Agricole SA	142	2,042
Danone SA	77	5,980

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Dassault Aviation SA	—	543
Dassault Systemes SA	16	2,426
Edenred	29	1,118
Eiffage SA	10	1,090
Electricite de France SA	73	1,282
Engie SA	229	3,365
Eurazeo SA	6	483
Eurofins Scientific SE	1	832
Eutelsat Communications Group SA	23	542
Faurecia	10	575
Gecina SA	6	941
Getlink	62	786
Hermes International SCA	4	2,622
Icade SA	4	410
Iliad SA	3	399
Imerys SA	4	323
Ingenico Group	7	550
Ipsen SA	5	785
JC Decaux SA	9	325
Kering SA	9	5,091
Klepierre	25	900
Legrand SA	33	2,424
L'Oreal SA	32	7,614
LVMH Moet Hennessy Louis Vuitton SE	35	12,280
Natixis	117	792
Orange SA	250	3,978
Pernod-Ricard SA	27	4,365
Peugeot SA	74	1,983
Publicis Groupe SA	26	1,547
Remy Cointreau SA	3	362
Renault SA	24	2,075
Rexel SA	39	592
Safran SA	42	5,860
Sanofi SA	140	12,469
Schneider Electric SE (b)	69	5,519
SCOR SE	20	940
SEB SA	3	497
Societe BIC SA	4	331
Societe Generale SA	96	4,142
Sodexo SA	11	1,194
Suez Environnement Co.	46	659
Teleperformance	7	1,361
Thales SA	13	1,857
Total SA (a)	299	19,359
Ubisoft Entertainment SA (b)	10	1,054
Valeo SA	30	1,304
Veolia Environnement	67	1,333
Vinci SA	63	6,003
Vivendi SA	130	3,340
Wendel SA	4	549
		184,653
Germany 8.7%
1&1 Drillisch AG	6	312
Adidas AG	24	5,767
Allianz SE	55	12,291
Axel Springer SE	6	434
BASF SE	115	10,236
Bayer AG	117	10,346
Bayerische Motoren Werke AG	41	3,725
Beiersdorf AG	12	1,389
Brenntag AG	20	1,227
Commerzbank AG (b)	125	1,298
Continental AG	14	2,393
Covestro AG	24	1,950
Daimler AG	114	7,175
Delivery Hero AG (b)	12	567
Deutsche Bank AG	246	2,791
Deutsche Boerse AG	24	3,233
Deutsche Lufthansa AG	29	719
Deutsche Post AG	123	4,385
Deutsche Telekom AG	418	6,731
Deutsche Wohnen SE	44	2,125
E.ON SE	276	2,811
Evonik Industries AG	21	766
	Shares/Par[1]	Value ($)
Fraport AG Frankfurt Airport Services Worldwide	5	464
Fresenius Medical Care AG & Co. KGaA	27	2,768
Fresenius SE & Co. KGaA	52	3,820
GEA Group AG	21	760
Hannover Rueck SE	8	1,058
HeidelbergCement AG	19	1,450
Henkel AG & Co. KGaA	13	1,347
Hochtief AG	2	393
Hugo Boss AG	8	596
Infineon Technologies AG	142	3,227
Innogy SE (b)	18	784
K+S AG	25	533
KION Group AG	9	546
Lanxess AG	11	784
Linde AG	23	5,484
MAN SE	4	477
Merck KGaA	16	1,666
Metro AG	22	344
MTU Aero Engines Holding AG	6	1,460
Muenchener Rueckversicherungs AG	19	4,164
Osram Licht AG	13	522
ProSiebenSat.1 Media SE	30	788
Puma SE	1	537
RTL Group SA	5	367
RWE AG	65	1,602
SAP SE	123	15,172
Siemens AG	96	12,274
Siemens Healthineers AG (b)	18	791
Symrise AG	15	1,404
Telefonica Deutschland Holding AG	96	406
ThyssenKrupp AG	54	1,370
Uniper SE	25	778
United Internet AG	15	721
Volkswagen AG	4	748
Vonovia SE	61	2,969
Wirecard AG	15	3,196
Zalando SE (b)	14	536
		158,977
Hong Kong 3.3%
AIA Group Ltd.	1,515	13,558
ASM Pacific Technology Ltd.	40	404
Bank of East Asia Ltd.	156	582
BOC Hong Kong Holdings Ltd.	463	2,198
CK Asset Holdings Ltd.	324	2,430
CK Hutchison Holdings Ltd.	338	3,900
CK Infrastructure Holdings Ltd.	88	697
CLP Holdings Ltd.	205	2,404
Dairy Farm International Holdings Ltd.	43	391
Galaxy Entertainment Group Ltd.	297	1,882
Hang Lung Group Ltd.	105	279
Hang Lung Properties Ltd.	274	535
Hang Seng Bank Ltd.	96	2,598
Henderson Land Development Co. Ltd.	164	824
HK Electric Investments Ltd. (a)	354	358
HKT Trust	493	678
Hong Kong & China Gas Co. Ltd.	1,155	2,290
Hong Kong Exchanges & Clearing Ltd.	148	4,218
Hongkong Land Holdings Ltd.	146	969
Hysan Development Co. Ltd.	76	384
Jardine Matheson Holdings Ltd.	28	1,761
Kerry Properties Ltd.	82	280
Li & Fung Ltd.	754	169
Link REIT	271	2,669
Melco Resorts & Entertainment Ltd. - ADR	31	646
MGM China Holdings Ltd.	112	177
Minth Group Ltd.	90	372
MTR Corp.	187	984
New World Development Ltd.	781	1,062
NWS Holdings Ltd.	188	372
PCCW Ltd.	504	294
Power Assets Holdings Ltd.	179	1,246
Shangri-La Asia Ltd.	182	271
Sino Land Co.	403	690
SJM Holdings Ltd.	242	224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sun Hung Kai Properties Ltd.	199	2,902
Swire Pacific Ltd. - Class A	61	674
Swire Properties Ltd.	145	550
Techtronic Industries Co.	171	1,098
WH Group Ltd.	1,111	782
Wharf Holdings Ltd.	149	406
Wharf Real Estate Investment Co. Ltd.	151	976
Wheelock & Co. Ltd.	108	648
Yue Yuen Industrial Holdings Ltd.	89	247
		61,079
Ireland 0.5%
AIB Group Plc	101	517
Bank of Ireland Group Plc	118	896
CRH Plc	105	3,432
James Hardie Industries SE - CDI	55	826
Kerry Group Plc - Class A	20	2,190
Paddy Power Betfair Plc	11	933
Ryanair Holdings Plc (b)	2	27
Smurfit Kappa Group Plc	29	1,143
		9,964
Israel 0.5%
Azrieli Group	5	257
Bank Hapoalim BM	133	971
Bank Leumi Le-Israel BM	180	1,189
Bezeq Israeli Telecommunication Corp. Ltd.	244	281
Check Point Software Technologies Ltd. (b)	16	1,840
Elbit Systems Ltd.	3	360
Frutarom Industries Ltd.	5	487
Israel Chemicals Ltd.	91	555
Mizrahi Tefahot Bank Ltd.	17	292
Nice Ltd. (b)	8	886
Teva Pharmaceutical Industries Ltd. - ADR	121	2,604
		9,722
Italy 2.0%
Assicurazioni Generali SpA	147	2,525
Atlantia SpA	62	1,284
Davide Campari-Milano SpA	71	606
Enel SpA	1,020	5,215
ENI SpA	319	6,021
EXOR NV	13	902
Ferrari NV	15	2,103
Intesa Sanpaolo SpA	1,865	4,757
Leonardo SpA	50	597
Luxottica Group SpA	21	1,406
Mediobanca SpA	81	805
Moncler SpA	23	987
Pirelli & C. SpA (b)	51	429
Poste Italiane SpA	65	519
Prysmian SpA	29	664
Recordati SpA	13	430
Snam Rete Gas SpA	274	1,143
Telecom Italia SpA	803	431
Telecom Italia SpA (b)	1,469	890
Terna Rete Elettrica Nazionale SpA	170	906
Unicredit SpA	251	3,778
		36,398
Japan 24.4%
ABC-Mart Inc.	5	267
Acom Co. Ltd. (a)	59	237
AEON Co. Ltd.	75	1,804
AEON Financial Service Co. Ltd.	14	296
AEON Mall Co. Ltd.	14	238
Air Water Inc.	18	327
Aisin Seiki Co. Ltd.	20	983
Ajinomoto Co. Inc.	57	976
Alfresa Holdings Corp.	24	631
All Nippon Airways Co. Ltd.	15	513
Alps Electric Co. Ltd. (a)	23	586
Amada Co. Ltd.	43	457
Aozora Bank Ltd.	15	544
Asahi Breweries Ltd.	45	1,963
Asahi Glass Co. Ltd.	23	968
Asahi Kasei Corp.	158	2,394
	Shares/Par[1]	Value ($)
Ashikaga Holdings Co. Ltd.	112	385
Asics Corp.	19	281
Astellas Pharma Inc.	237	4,131
Bandai Namco Holdings Inc.	25	967
Bank of Kyoto Ltd.	7	375
Benesse Holdings Inc.	9	259
Bridgestone Corp.	76	2,877
Brother Industries Ltd.	27	536
Calbee Inc. (a)	11	345
Canon Inc.	125	3,977
Casio Computer Co. Ltd. (a)	25	408
Central Japan Railway Co.	18	3,766
China Bank Ltd.	81	553
Chubu Electric Power Co. Inc.	75	1,141
Chugai Pharmaceutical Co. Ltd.	27	1,765
Chugoku Electric Power Co. Inc. (a)	34	433
Coca-Cola Bottlers Japan Holdings Inc.	18	473
Concordia Financial Group Ltd.	134	659
Credit Saison Co. Ltd.	23	381
CyberAgent Inc.	13	692
CYBERDYNE Inc. (a) (b)	11	88
Dai Nippon Printing Co. Ltd.	30	695
Daicel Corp.	35	411
Daifuke Co. Ltd. (a)	12	631
Dai-Ichi Life Holdings Inc.	135	2,803
Daiichi Sankyo Co. Ltd.	71	3,072
Daikin Industries Ltd.	31	4,152
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	457
Daito Trust Construction Co. Ltd.	9	1,117
Daiwa House Industry Co. Ltd.	71	2,098
Daiwa House REIT Investment Co. (a)	—	517
Daiwa Securities Group Inc.	201	1,222
Dena Co. Ltd.	15	271
Denso Corp.	55	2,887
Dentsu Inc.	28	1,291
Disco Corp.	4	584
Don Quijote Holdings Co. Ltd.	16	785
East Japan Railway Co.	39	3,591
Eisai Co. Ltd.	31	3,065
Electric Power Development Co. Ltd.	18	495
FamilyMart UNY Holdings Co. Ltd.	8	833
Fanuc Ltd.	24	4,569
Fast Retailing Co. Ltd.	7	3,718
Fuji Electric Holdings Co. Ltd.	16	633
FUJIFILM Holdings Corp.	48	2,170
Fujitsu Ltd.	25	1,748
Fukuoka Financial Group Inc.	19	532
Hakuhodo DY Holdings Inc.	30	528
Hamamatsu Photonics KK	18	729
Hankyu Hanshin Holdings Inc.	29	1,010
Hikari Tsushin Inc.	3	514
Hino Motors Ltd.	33	364
Hirose Electric Co. Ltd. (a)	4	475
Hisamitsu Pharmaceutical Co. Inc.	8	583
Hitachi Chemical Co. Ltd.	12	250
Hitachi Construction Machinery Co. Ltd.	13	444
Hitachi High-Technologies Corp.	8	285
Hitachi Ltd.	121	4,116
Hitachi Metals Ltd.	26	315
Honda Motor Co. Ltd.	204	6,185
Hoshizaki Corp.	7	693
Hoya Corp.	48	2,835
Hulic Co. Ltd.	36	353
Idemitsu Kosan Co. Ltd.	18	932
IHI Corp.	18	681
Iida Group Holdings Co. Ltd.	18	314
INPEX Corp.	128	1,590
Isetan Mitsukoshi Holdings Ltd.	41	504
Isuzu Motors Ltd.	67	1,047
ITOCHU Corp.	177	3,237
J. Front Retailing Co. Ltd.	30	465
Japan Airlines Co. Ltd.	15	549
Japan Airport Terminal Co. Ltd. (a)	6	250
Japan Exchange Group Inc.	63	1,105
Japan Post Bank Co. Ltd. (a)	53	629

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Japan Post Holdings Co. Ltd.	197	2,343
Japan Prime Realty Investment Corp.	—	353
Japan Real Estate Investment Corp.	—	844
Japan Retail Fund Investment Corp.	—	606
Japan Tobacco Inc.	138	3,602
JFE Holdings Inc.	61	1,406
JGC Corp.	26	595
JS Group Corp.	32	625
JSR Corp.	23	434
JTEKT Corp.	27	397
JXTG Holdings Inc.	408	3,075
Kajima Corp.	58	848
Kakaku.com Inc.	16	316
Kamigumi Co. Ltd.	15	330
Kaneka Corp. (a)	7	305
Kansai Electric Power Co. Inc.	88	1,322
Kansai Paint Co. Ltd. (a)	24	439
Kao Corp.	62	5,007
Kawasaki Heavy Industries Ltd.	17	487
KDDI Corp.	223	6,158
Keihan Holdings Co. Ltd.	12	473
Keikyu Corp. (a)	27	486
Keio Corp.	13	689
Keisei Electric Railway Co. Ltd.	17	609
Keyence Corp.	12	7,099
Kikkoman Corp. (a)	18	1,047
Kintetsu Corp.	21	852
Kirin Holdings Co. Ltd.	103	2,633
Kobayashi Pharmaceutical Co. Ltd.	6	463
Kobe Steel Ltd. (a)	38	335
Koito Manufacturing Co. Ltd.	13	852
Komatsu Ltd.	116	3,518
Konami Corp. (a)	12	473
Konica Minolta Holdings Inc.	55	587
Kose Corp.	4	724
Kubota Corp.	123	2,099
Kuraray Co. Ltd.	37	563
Kurita Water Industries Ltd.	12	344
Kyocera Corp.	40	2,412
kyowa Hakko Kirin Co. Ltd.	34	628
Kyushu Electric Power Co. Inc. (a)	51	614
Kyushu Railway Co.	20	594
Lawson Inc. (a)	6	371
LINE Corp. (a) (b)	9	391
Lion Corp.	30	661
M3 Inc.	52	1,187
Mabuchi Motor Co. Ltd.	6	230
Makita Corp.	29	1,448
Marubeni Corp. (a)	195	1,786
Marui Group Co. Ltd. (a)	22	550
Maruichi Steel Tube Ltd.	7	212
Mazda Motor Corp.	74	883
McDonald's Holdings Co. Japan Ltd.	8	351
Medipal Holdings Corp.	21	436
MEIJI Holdings Co. Ltd.	16	1,055
Minebea Mitsumi Inc.	49	892
MISUMI Group Inc.	35	906
Mitsubishi Chemical Holdings Corp.	160	1,524
Mitsubishi Corp.	169	5,216
Mitsubishi Electric Corp.	228	3,128
Mitsubishi Estate Co. Ltd.	148	2,511
Mitsubishi Gas Chemical Co. Inc.	20	416
Mitsubishi Heavy Industries Ltd. (a)	38	1,463
Mitsubishi Materials Corp. (a)	14	409
Mitsubishi Motors Corp.	89	626
Mitsubishi Tanabe Pharma Corp.	33	555
Mitsubishi UFJ Financial Group Inc.	1,482	9,211
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	321
Mitsui & Co. Ltd.	208	3,699
Mitsui Chemicals Inc.	24	604
Mitsui Fudosan Co. Ltd.	112	2,638
Mitsui OSK Lines Ltd.	17	493
Mizuho Financial Group Inc.	3,024	5,266
MS&AD Insurance Group Holdings	59	1,976
Murata Manufacturing Co. Ltd.	23	3,470
	Shares/Par[1]	Value ($)
Nabtesco Corp.	15	385
Nagoya Railroad Co. Ltd.	24	584
NEC Corp.	32	889
NEC Electronics Corp. (b)	110	686
Nexon Co. Ltd. (b)	58	758
NGK Insulators Ltd. (a)	34	564
NGK Spark Plug Co. Ltd.	19	565
Nidec Corp.	28	4,024
Nikon Corp.	39	742
Nintendo Co. Ltd.	14	5,173
Nippon Building Fund Inc.	—	983
Nippon Electric Glass Co. Ltd.	10	318
Nippon Express Co. Ltd.	9	603
Nippon Meat Packers Inc.	12	443
Nippon Paint Co. Ltd. (a)	18	678
Nippon Prologis REIT Inc.	—	418
Nippon Steel Corp.	95	2,011
Nippon Telegraph & Telephone Corp.	87	3,898
Nippon Yusen KK	20	373
Nissan Chemical Industries Ltd. (a)	15	802
Nissan Motor Co. Ltd.	290	2,718
Nisshin Seifun Group Inc.	24	533
Nissin Foods Holdings Co. Ltd.	7	509
Nitori Co. Ltd. (a)	10	1,433
Nitto Denko Corp.	21	1,546
NOK Corp. (a)	9	153
Nomura Holdings Inc.	433	2,057
Nomura Real Estate Holdings Inc.	16	320
Nomura Real Estate Master Fund Inc.	1	688
Nomura Research Institute Ltd.	13	678
NSK Ltd.	44	500
NTT Data Corp.	78	1,087
NTT DoCoMo Inc.	166	4,474
Obayashi Corp.	80	756
Obic Co. Ltd.	8	776
Odakyu Electric Railway Co. Ltd. (a)	36	858
OJI Holdings Corp.	106	769
Olympus Corp.	36	1,411
Omron Corp.	24	1,011
Ono Pharmaceutical Co. Ltd.	47	1,340
Oracle Corp. Japan	5	411
Oriental Land Co. Ltd.	25	2,615
ORIX Corp.	166	2,676
Osaka Gas Co. Ltd.	48	935
Otsuka Corp.	13	485
Otsuka Holdings Co. Ltd.	49	2,460
Panasonic Corp.	277	3,209
Park24 Co. Ltd.	14	429
Persol Holdings Co. Ltd.	22	508
Pola Orbis Holdings Inc.	12	420
Rakuten Inc.	107	819
Recruit Holdings Co. Ltd.	138	4,608
Resona Holdings Inc.	261	1,461
Ricoh Co. Ltd. (a)	83	887
Rinnai Corp.	4	304
Rohm Co. Ltd.	12	883
Ryohin Keikaku Co. Ltd.	3	894
Sankyo Co. Ltd.	7	254
Santen Pharmaceutical Co. Ltd.	45	713
SBI Holdings Inc.	27	840
Secom Co. Ltd.	26	2,136
Sega Sammy Holdings Inc.	21	314
Seibu Holdings Inc.	29	527
Seiko Epson Corp.	34	583
Sekisui Chemical Co. Ltd.	47	859
Sekisui House Ltd.	77	1,180
Seven & I Holdings Co. Ltd.	94	4,200
Seven Bank Ltd. (a)	87	274
SG Holdings Co. Ltd.	12	322
Sharp Corp. (a)	23	467
Shimadzu Corp.	28	864
Shimamura Co. Ltd.	3	246
Shimano Inc.	9	1,466
Shimizu Corp.	72	660
Shin-Etsu Chemical Co. Ltd.	45	3,996

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Shinsei Bank Ltd.	21	345
Shionogi & Co. Ltd.	35	2,284
Shiseido Co. Ltd.	48	3,696
Shizuoka Bank Ltd.	50	445
Showa Denko KK	16	888
Showa Shell Sekiyu KK	23	483
SMC Corp.	7	2,301
SoftBank Group Corp.	104	10,474
Sohgo Security Services Co. Ltd.	9	382
Sompo Holdings Inc.	42	1,767
Sony Corp.	159	9,741
Sony Financial Holdings Inc.	21	459
Stanley Electric Co. Ltd.	16	553
Start Today Co. Ltd.	24	731
Subaru Corp. NPV	77	2,352
Sumco Corp.	30	430
Sumitomo Chemical Co. Ltd.	185	1,081
Sumitomo Corp.	141	2,344
Sumitomo Electric Industries Ltd.	94	1,477
Sumitomo Heavy Industries Ltd.	13	478
Sumitomo Metal Mining Co. Ltd.	29	1,014
Sumitomo Mitsui Financial Group Inc.	169	6,787
Sumitomo Mitsui Trust Holdings Inc.	41	1,698
Sumitomo Realty & Development Co. Ltd.	44	1,597
Sumitomo Rubber Industries Inc.	24	357
Sundrug Co. Ltd.	9	317
Suntory Beverage & Food Ltd.	17	728
Suzuken Co. Ltd.	9	438
Suzuki Motor Corp.	43	2,461
Sysmex Corp.	21	1,793
T&D Holdings Inc.	69	1,141
Taiheiyo Cement Corp.	16	489
Taisei Corp.	27	1,210
Taisho Pharmaceutical Holdings Co. Ltd.	5	574
Taiyo Nippon Sanso Corp.	16	233
Takashimaya Co. Ltd. (a)	17	287
Takeda Pharmaceutical Co. Ltd. (a)	89	3,810
TDK Corp.	16	1,735
Teijin Ltd.	23	439
Terumo Corp.	38	2,251
THK Co. Ltd.	15	390
Tobu Railway Co. Ltd.	23	671
Toho Co. Ltd.	14	432
Toho Gas Co. Ltd.	9	339
Tohoku Electric Power Co. Inc.	52	712
Tokio Marine Holdings Inc.	84	4,174
Tokyo Century Corp.	6	341
Tokyo Electric Power Co. Holdings Inc. (b)	179	876
Tokyo Electron Ltd.	20	2,700
Tokyo Gas Co. Ltd.	48	1,193
Tokyo Tatemono Co. Ltd.	23	283
Tokyu Corp.	62	1,137
Tokyu Fudosan Holdings Corp (a)	63	437
Toppan Printing Co. Ltd.	29	473
Toray Industries Inc. (a)	173	1,298
Toshiba Corp. (b)	82	2,362
Tosoh Corp.	35	538
TOTO Ltd. (a)	19	769
Toyo Seikan Group Holdings Ltd.	21	425
Toyo Suisan Kaisha Ltd.	11	418
Toyoda Gosei Co. Ltd. (a)	9	232
Toyota Industries Corp.	18	1,082
Toyota Motor Corp.	287	17,898
Toyota Tsusho Corp.	26	996
Trend Micro Inc.	15	951
Tsuruha Holdings Inc.	5	591
Unicharm Corp.	50	1,669
United Urban Investment Corp.	—	554
USS Co. Ltd.	28	528
West Japan Railway Co.	21	1,427
Yahoo! Japan Corp.	331	1,190
Yakult Honsha Co. Ltd.	14	1,106
Yamada Denki Co. Ltd. (a)	77	392
Yamaguchi Financial Group Inc. (a)	23	255
Yamaha Corp.	17	906
	Shares/Par[1]	Value ($)
Yamaha Motor Co. Ltd.	36	1,007
Yamato Holdings Co. Ltd.	38	1,181
Yamazaki Baking Co. Ltd.	16	328
Yaskawa Electric Corp. (a)	30	884
Yokogawa Electric Corp.	29	604
Yokohama Rubber Co. Ltd.	15	323
		444,037
Jersey 0.0%
Randgold Resources Ltd.	12	826
Luxembourg 0.3%
ArcelorMittal	83	2,564
Millicom International Cellular SA - SDR	9	495
SES SA - FDR	45	991
Tenaris SA	59	983
		5,033
Macau 0.1%
Sands China Ltd.	302	1,367
Wynn Macau Ltd.	197	453
		1,820
Malta 0.0%
BGP Holdings Plc (c)	479	—
Netherlands 5.9%
ABN AMRO Group NV - CVA	53	1,436
Aegon NV (a)	228	1,479
Airbus SE	73	9,149
Akzo Nobel NV	32	2,950
ASML Holding NV	51	9,591
CNH Industrial NV	128	1,526
Heineken Holding NV	14	1,301
Heineken NV	32	3,039
ING Groep NV	487	6,314
Koninklijke Ahold NV	156	3,570
Koninklijke KPN NV	419	1,102
Koninklijke Philips Electronics NV	118	5,361
Koninklijke Philips NV	23	2,420
Koninklijke Vopak NV	9	422
NN Group NV	37	1,644
NXP Semiconductors NV (b)	43	3,681
Randstad NV	15	788
Royal Dutch Shell Plc - Class A	577	19,790
Royal Dutch Shell Plc - Class B	470	16,431
Unibail-Rodamco SE	13	2,690
Unibail-Rodamco SE - CDI (b)	71	722
Unilever NV - CVA	194	10,761
Wolters Kluwer NV	36	2,265
		108,432
New Zealand 0.2%
a2 Milk Co. Ltd. (b)	94	700
Auckland International Airport Ltd.	123	597
Fisher & Paykel Healthcare Corp.	71	708
Fletcher Building Ltd.	112	485
Meridian Energy Ltd.	153	334
Ryman Healthcare Ltd.	48	448
Spark New Zealand Ltd.	217	582
		3,854
Norway 0.8%
Aker BP ASA	14	586
DNB Bank ASA	122	2,565
Equinor ASA	146	4,102
Gjensidige Forsikring ASA	25	419
Marine Harvest ASA	53	1,225
Norsk Hydro ASA	173	1,036
Orkla ASA	101	854
Schibsted ASA - Class B	11	369
Telenor ASA	94	1,829
Yara International ASA	22	1,081
		14,066
Portugal 0.2%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	328	1,210
Galp Energia SGPS SA	63	1,240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Jeronimo Martins SGPS SA	33	490
		2,940
Singapore 1.3%
Ascendas REIT	304	589
Capitaland Commercial Trust	304	396
CapitaLand Ltd.	318	785
CapitaMall Trust	304	494
City Developments Ltd.	54	361
ComfortDelgro Corp. Ltd.	263	467
DBS Group Holdings Ltd.	225	4,291
Genting International Plc	791	615
Golden Agri-Resources Ltd.	877	160
Jardine Cycle & Carriage Ltd.	12	282
Keppel Corp. Ltd.	181	921
Oversea-Chinese Banking Corp. Ltd.	394	3,294
SembCorp Industries Ltd.	115	261
Singapore Airlines Ltd.	68	484
Singapore Airport Terminal Services Ltd.	80	307
Singapore Exchange Ltd.	105	565
Singapore Press Holdings Ltd. (a)	194	407
Singapore Technologies Engineering Ltd.	192	501
Singapore Telecommunications Ltd.	1,021	2,420
Suntec REIT	256	361
United Overseas Bank Ltd.	168	3,318
UOL Group Ltd.	71	357
Venture Corp. Ltd.	35	452
Wilmar International Ltd.	253	595
Yangzijiang Shipbuilding Holdings Ltd.	285	258
		22,941
Spain 2.9%
ACS Actividades de Construccion y Servicios SA	32	1,361
Aena SME SA	8	1,460
Amadeus IT Group SA	55	5,103
Banco Bilbao Vizcaya Argentaria SA	836	5,314
Banco de Sabadell SA	701	1,087
Banco Santander SA	2,025	10,172
Bankia SA	160	626
Bankinter SA	83	767
CaixaBank SA	449	2,047
Enagas SA	28	754
Endesa SA	39	854
Ferrovial SA	60	1,252
Grifols SA - Class A	37	1,045
Iberdrola SA	747	5,493
Inditex SA	137	4,133
Mapfre SA	134	419
Naturgy Energy Group SA	44	1,190
Red Electrica Corp. SA	54	1,129
Repsol SA	171	3,389
Siemens Gamesa Renewable Energy SA (a) (b)	32	404
Telefonica SA	586	4,627
		52,626
Sweden 2.7%
Alfa Laval AB	37	989
Assa Abloy AB - Class B	125	2,517
Atlas Copco AB - Class A	84	2,418
Atlas Copco AB - Class B	49	1,297
Boliden AB	34	941
Electrolux AB - Class B	30	651
Epiroc AB - Class A (b)	88	981
Epiroc AB - Class B (b)	53	541
Essity AB - Class B	76	1,904
Hennes & Mauritz AB - Class B	109	2,018
Hexagon AB - Class B	32	1,894
Husqvarna AB - Class B	54	456
ICA Gruppen AB	10	303
Industrivarden AB - Class C	21	457
Investor AB - Class B	57	2,630
Kinnevik AB - Class B	30	898
L E Lundbergforetagen AB - Series B	9	304
Lundin Petroleum AB	24	902
Nordea Bank AB	381	4,146
Sandvik AB	141	2,503
Securitas AB - Class B	39	670
	Shares/Par[1]	Value ($)
Skandinaviska Enskilda Banken AB - Class A	203	2,270
Skanska AB - Class B	43	841
SKF AB - Class B	49	970
Svenska Handelsbanken AB - Class A	191	2,411
Swedbank AB - Class A	113	2,805
Swedish Match AB	22	1,133
Tele2 AB - Class B	43	511
Telefonaktiebolaget LM Ericsson - Class B	385	3,400
Telia Co. AB	360	1,649
Volvo AB - Class B	196	3,460
		48,870
Switzerland 8.6%
ABB Ltd.	231	5,462
Adecco Group AG	20	1,034
Baloise Holding AG	6	970
Barry Callebaut AG	—	525
Cie Financiere Richemont SA	65	5,314
Clariant AG	24	611
Credit Suisse Group AG	320	4,795
Dufry AG (a)	4	444
EMS-Chemie Holding AG	1	640
Ferguson Plc	29	2,499
Geberit AG	5	2,144
Givaudan SA	1	2,832
Glencore Plc	1,447	6,238
Julius Baer Group Ltd.	28	1,389
Kuehne & Nagel International AG	7	1,063
LafargeHolcim Ltd.	61	2,992
Lindt & Spruengli AG	—	1,064
Lonza Group AG	9	3,175
Nestle SA	389	32,439
Novartis AG	271	23,235
Pargesa Holding SA	5	396
Partners Group Holding AG	2	1,715
Roche Holding AG	88	21,264
Schindler Holding AG	3	615
SGS SA	1	1,755
Sika AG	16	2,350
Sonova Holding AG	7	1,341
STMicroelectronics NV	85	1,556
Straumann Holding AG	1	994
Swatch Group AG	7	562
Swatch Group AG	4	1,522
Swiss Life Holding AG	4	1,616
Swiss Prime Site AG	9	751
Swiss Re AG	39	3,633
Swisscom AG	3	1,464
Temenos Group AG	8	1,250
UBS Group AG	483	7,596
Vifor Pharma AG (a)	6	980
Zurich Insurance Group AG	19	5,985
		156,210
United Arab Emirates 0.0%
NMC Health Plc	13	590
United Kingdom 15.0%
3i Group Plc	121	1,488
Admiral Group Plc	25	669
Anglo American Plc	132	2,951
Antofagasta Plc	52	582
Ashtead Group Plc	62	1,970
Associated British Foods Plc	44	1,325
AstraZeneca Plc	159	12,374
Auto Trader Group Plc	113	656
Aviva Plc	503	3,210
Babcock International Group Plc	33	307
BAE Systems Plc	399	3,271
Barclays Plc	2,139	4,784
Barratt Developments Plc	125	924
Berkeley Group Holdings Plc	16	757
BHP Billiton Plc	265	5,770
BP Plc	2,500	19,146
British American Tobacco Plc	288	13,432
British Land Co. Plc	115	929
BT Group Plc	1,056	3,099

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Bunzl Plc	42	1,317
Burberry Group Plc	52	1,372
Carnival Plc	23	1,410
Centrica Plc	699	1,413
Coca-Cola European Partners Plc	27	1,234
Coca-Cola HBC AG	24	827
Compass Group Plc	198	4,408
ConvaTec Group Plc	180	545
Croda International Plc	16	1,108
DCC Plc	11	1,027
Diageo Plc	309	10,926
Direct Line Insurance Group Plc	169	713
easyJet Plc	21	352
Experian Plc	115	2,952
Fiat Chrysler Automobiles NV (b)	135	2,357
Fresnillo Plc	28	296
G4S Plc	190	600
GlaxoSmithKline Plc	622	12,464
GVC Holdings Plc	67	807
Hammerson Plc	97	577
Hargreaves Lansdown Plc	35	1,031
HSBC Holdings Plc	2,512	21,897
Imperial Brands Plc	120	4,146
Informa Plc	156	1,553
InterContinental Hotels Group Plc	23	1,401
International Consolidated Airlines Group SA	76	654
Intertek Group Plc	20	1,309
Investec Plc	85	600
ITV Plc	451	927
J Sainsbury Plc (a)	218	913
John Wood Group Plc	81	815
Johnson Matthey Plc	24	1,119
Kingfisher Plc	268	897
Land Securities Group Plc	95	1,096
Legal & General Group Plc	746	2,547
Lloyds Banking Group Plc	9,040	6,964
London Stock Exchange Group Plc	39	2,333
Marks & Spencer Group Plc	200	753
Mediclinic International Plc	44	244
Meggitt Plc	101	746
Melrose Industries Plc	605	1,576
Merlin Entertainments Plc	93	483
Micro Focus International Plc	56	1,046
Mondi Plc	46	1,256
National Grid Plc	422	4,349
Next Plc	18	1,280
Pearson Plc	97	1,125
Persimmon Plc	40	1,226
Prudential Plc (d)	324	7,444
Reckitt Benckiser Group Plc	84	7,658
Relx Plc (b)	121	2,540
Relx Plc	132	2,789
Rio Tinto Plc	149	7,518
Rolls-Royce Holdings Plc	208	2,681
Royal Bank of Scotland Group Plc	606	1,965
Royal Mail Plc	117	724
RSA Insurance Group Plc	133	996
Sage Group Plc	135	1,031
Schroders Plc	16	634
Segro Plc	125	1,038
Severn Trent Plc	29	700
Shire Plc	114	6,873
Sky Plc	129	2,911
Smith & Nephew Plc	109	1,994
Smiths Group Plc	49	954
SSE Plc	127	1,893
St. James's Place Plc	65	976
Standard Chartered Plc	351	2,906
Standard Life Aberdeen Plc	335	1,330
	Shares/Par[1]	Value ($)
Taylor Wimpey Plc	405	907
Tesco Plc	1,219	3,812
Travis Perkins Plc	33	452
TUI AG	57	1,085
Unilever Plc	153	8,426
United Utilities Group Plc	86	790
Vodafone Group Plc	3,346	7,170
Weir Group Plc	32	732
Whitbread Plc	24	1,451
WM Morrison Supermarkets Plc	277	935
WPP Plc	159	2,327
		274,277
United States of America 0.2%
AerCap Holdings NV (b)	15	866
Jardine Strategic Holdings Ltd.	28	1,004
Qiagen NV (b)	28	1,077
		2,947
Total Common Stocks (cost $1,538,775)		1,793,900
PREFERRED STOCKS 0.7%
Germany 0.6%
Bayerische Motoren Werke AG	7	559
Fuchs Petrolub SE	9	479
Henkel AG & Co. KGaA (e)	22	2,616
Porsche Automobil Holding SE (e)	19	1,286
Sartorius AG	5	741
Schaeffler AG	20	252
Volkswagen AG (e)	23	4,092
		10,025
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	945
Schindler Holding AG (e)	5	1,262
		2,207
Total Preferred Stocks (cost $10,869)		12,232
RIGHTS 0.0%
Australia 0.0%
Harvey Norman Holdings Ltd. (b)	5	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (f)	3,073	3,073
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (f)	29,350	29,350
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (g) (h)	770	767
Total Short Term Investments (cost $33,190)		33,190
Total Investments 100.9% (cost $1,582,834)		1,839,325
Other Derivative Instruments (0.0)%		(51)
Other Assets and Liabilities, Net (0.9)%		(16,335)
Total Net Assets 100.0%		1,822,939

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Plc	9,077	69	745	220	382	(1,339)	7,444	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	12	December 2018	AUD	1,849	5	7
Euro STOXX 50	137	December 2018	EUR	4,597	(76)	52
FTSE 100 Index	32	December 2018	GBP	2,340	(11)	73
Tokyo Price Index	23	December 2018	JPY	398,805	30	171
					(52)	303

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	12/19/18	AUD	617	447	3
AUD/USD	HSB	12/19/18	AUD	155	112	—
AUD/USD	JPM	12/19/18	AUD	155	112	1
AUD/USD	UBS	12/19/18	AUD	757	547	8
EUR/USD	CIT	12/19/18	EUR	1,657	1,936	(4)
EUR/USD	CIT	12/19/18	EUR	33	39	—
EUR/USD	HSB	12/19/18	EUR	767	896	(6)
EUR/USD	JPM	12/19/18	EUR	234	273	(2)
EUR/USD	JPM	12/19/18	EUR	2,349	2,746	2
GBP/USD	CIT	12/19/18	GBP	146	192	(2)
GBP/USD	CIT	12/19/18	GBP	727	951	—
GBP/USD	HSB	12/19/18	GBP	73	95	(1)
GBP/USD	HSB	12/19/18	GBP	523	684	1
GBP/USD	SGA	12/19/18	GBP	436	570	(4)
JPY/USD	CIT	12/19/18	JPY	138,592	1,228	(26)
JPY/USD	GSC	12/19/18	JPY	185,910	1,647	(25)
JPY/USD	HSB	12/19/18	JPY	51,450	456	(6)
JPY/USD	RBC	12/19/18	JPY	16,930	150	(2)
USD/AUD	CIT	12/19/18	AUD	(772)	(558)	(7)
USD/AUD	CIT	12/19/18	AUD	(155)	(112)	—
USD/AUD	GSC	12/19/18	AUD	(155)	(112)	—
USD/EUR	CIT	12/19/18	EUR	(2,093)	(2,446)	7
USD/EUR	SCB	12/19/18	EUR	(709)	(828)	11
USD/EUR	WBC	12/19/18	EUR	(410)	(480)	3
USD/GBP	BMO	12/19/18	GBP	(293)	(384)	3
USD/GBP	HSB	12/19/18	GBP	(872)	(1,141)	—
USD/GBP	RBC	12/19/18	GBP	(146)	(191)	4
USD/GBP	SCB	12/19/18	GBP	(150)	(196)	1
USD/JPY	BOA	12/19/18	JPY	(36,440)	(323)	2
USD/JPY	GSC	12/19/18	JPY	(203,510)	(1,803)	36
USD/JPY	RBC	12/19/18	JPY	(53,085)	(470)	4
					4,037	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.5%
Communication Services 13.3%
Alphabet Inc. - Class A (a)	1	911
Alphabet Inc. - Class C (a)	1	948
CenturyLink Inc.	3	52
Cincinnati Bell Inc. (a)	—	2
Discovery Inc. - Class A (a) (b)	1	14
Discovery Inc. - Class C (a)	1	22
Facebook Inc. - Class A (a)	6	997
John Wiley & Sons Inc. - Class A	—	6
Liberty Global Plc - Class A (a)	1	15
Liberty Global Plc - Class C (a)	1	39
New York Times Co. - Class A	—	9
Omnicom Group Inc.	1	40
Scholastic Corp.	—	4
Sprint Corp. (a)	2	14
Verizon Communications Inc.	11	558
Walt Disney Co.	4	439
		4,070
Consumer Discretionary 9.6%
Aptiv Plc	1	56
ARAMARK Corp.	1	26
Autoliv Inc. (b)	—	19
AutoNation Inc. (a)	—	6
Best Buy Co. Inc.	1	50
Booking Holdings Inc. (a)	—	242
BorgWarner Inc.	1	22
Buckle Inc. (b)	—	1
Caleres Inc.	—	3
Callaway Golf Co.	—	7
Carmax Inc. (a)	1	33
Choice Hotels International Inc.	—	7
Columbia Sportswear Co.	—	7
Darden Restaurants Inc.	—	35
Deckers Outdoor Corp. (a)	—	7
Domino's Pizza Inc.	—	29
Ethan Allen Interiors Inc.	—	2
Foot Locker Inc.	—	16
GameStop Corp. - Class A (b)	—	3
Gap Inc.	1	17
Garmin Ltd.	—	20
HanesBrands Inc. (b)	1	17
Harley-Davidson Inc.	—	19
Hasbro Inc.	—	31
Hilton Worldwide Holdings Inc.	1	59
Jack in the Box Inc.	—	6
Kohl's Corp.	1	32
La-Z-Boy Inc.	—	4
LKQ Corp. (a)	1	26
Lowe's Cos. Inc.	2	239
Marriott International Inc. - Class A	1	99
Mattel Inc. (a) (b)	1	14
McDonald's Corp.	2	332
Meritage Homes Corp. (a)	—	4
Michael Kors Holdings Ltd. (a)	—	27
Mohawk Industries Inc. (a)	—	29
Netflix Inc. (a)	1	410
Newell Brands Inc.	1	25
Nike Inc. - Class B	3	275
Nordstrom Inc.	—	18
NutriSystem Inc.	—	3
Office Depot Inc.	1	4
Pool Corp.	—	18
PVH Corp.	—	29
Royal Caribbean Cruises Ltd.	—	54
Shutterfly Inc. (a)	—	5
Signet Jewelers Ltd.	—	10
Starbucks Corp.	4	197
Tesla Inc. (a) (b)	—	86
Tiffany & Co.	—	36
Tractor Supply Co.	—	27
Tupperware Brands Corp.	—	4
	Shares/Par[1]	Value ($)
Ulta Beauty Inc. (a)	—	42
Under Armour Inc. - Class A (a) (b)	—	9
Under Armour Inc. - Class C (a)	1	11
Vail Resorts Inc.	—	27
VF Corp.	1	80
Whirlpool Corp.	—	19
Wolverine World Wide Inc.	—	9
		2,944
Consumer Staples 6.7%
Archer-Daniels-Midland Co.	1	71
Avon Products Inc. (a)	1	2
Bunge Ltd.	—	25
Campbell Soup Co. (b)	1	17
Clorox Co.	—	49
Coca-Cola Co.	10	470
Colgate-Palmolive Co.	2	139
Darling Ingredients Inc. (a)	—	7
Estee Lauder Cos. Inc. - Class A	1	83
General Mills Inc.	2	64
Hain Celestial Group Inc. (a)	—	6
Hormel Foods Corp.	1	28
Ingredion Inc.	—	19
JM Smucker Co.	—	30
Kellogg Co.	1	45
Kimberly-Clark Corp.	1	100
Kraft Heinz Foods Co.	2	86
McCormick & Co. Inc.	—	40
Mondelez International Inc. - Class A	4	159
Procter & Gamble Co.	6	529
Sysco Corp.	1	91
United Natural Foods Inc. (a)	—	3
		2,063
Energy 4.7%
Apache Corp.	1	45
Baker Hughes a GE Co. LLC - Class A	1	34
ConocoPhillips Co.	3	230
Core Laboratories NV	—	14
Denbury Resources Inc. (a)	1	7
Devon Energy Corp.	1	54
Energen Corp. (a)	—	20
EQT Corp.	1	29
Hess Corp.	1	50
Marathon Oil Corp.	2	50
Marathon Petroleum Corp.	2	134
National Oilwell Varco Inc.	1	43
Newfield Exploration Co. (a)	1	14
Noble Energy Inc.	1	37
Occidental Petroleum Corp.	2	158
ONEOK Inc.	1	70
Phillips 66	1	126
Pioneer Natural Resources Co.	—	75
QEP Resources Inc. (a)	1	8
Schlumberger Ltd.	4	214
Southwestern Energy Co. (a)	1	7
TechnipFMC Plc	1	34
		1,453
Financials 9.6%
Allstate Corp.	1	87
Ally Financial Inc.	1	28
American Express Co.	2	196
Ameriprise Financial Inc.	—	53
Arthur J Gallagher & Co.	1	35
Bank of Hawaii Corp.	—	8
Bank of New York Mellon Corp. (c)	3	130
BB&T Corp.	2	96
BlackRock Inc.	—	142
Cathay General Bancorp	—	7
Charles Schwab Corp.	3	150
Chubb Ltd.	1	158
CIT Group Inc.	—	15
Citizens Financial Group Inc.	1	46
CME Group Inc.	1	146
Comerica Inc.	1	39
FactSet Research Systems Inc.	—	21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
First Republic Bank	—	40
Franklin Resources Inc.	1	25
Hartford Financial Services Group Inc.	1	44
Heartland Financial USA Inc.	—	4
International Bancshares Corp.	—	6
Invesco Ltd.	1	25
KeyCorp	3	54
Legg Mason Inc.	—	6
Loews Corp.	1	35
M&T Bank Corp.	—	58
Marsh & McLennan Cos. Inc.	1	107
Moody's Corp.	1	73
New York Community Bancorp Inc.	1	13
Northern Trust Corp.	1	55
Old National Bancorp	—	6
People's United Financial Inc.	1	15
PNC Financial Services Group Inc.	1	161
Principal Financial Group Inc.	1	43
Progressive Corp.	2	105
Prudential Financial Inc.	1	108
Regions Financial Corp.	3	53
S&P Global Inc.	1	125
Signature Bank	—	16
State Street Corp.	1	78
SVB Financial Group (a)	—	42
T. Rowe Price Group Inc.	1	66
TD Ameritrade Holding Corp.	1	38
Travelers Cos. Inc.	1	88
Umpqua Holdings Corp.	1	12
Voya Financial Inc.	1	22
Willis Towers Watson Plc	—	46
		2,926
Health Care 12.6%
AbbVie Inc.	4	362
Abiomed Inc. (a)	—	48
Agilent Technologies Inc.	1	56
Align Technology Inc. (a)	—	75
AmerisourceBergen Corp.	—	38
Amgen Inc.	2	346
Becton Dickinson & Co.	1	176
Biogen Inc. (a)	1	187
BioMarin Pharmaceutical Inc. (a)	1	44
Bio-Techne Corp.	—	19
Bristol-Myers Squibb Co.	4	257
Cardinal Health Inc.	1	42
Celgene Corp. (a)	2	163
Centene Corp. (a)	1	76
Cerner Corp. (a)	1	48
CIGNA Corp.	1	128
Cooper Cos. Inc.	—	34
Dentsply Sirona Inc.	1	21
Edwards Lifesciences Corp. (a)	1	92
Envision Healthcare Corp. (a)	—	14
Gilead Sciences Inc.	3	254
HCA Healthcare Inc.	1	97
Henry Schein Inc. (a)	—	33
Hologic Inc. (a)	1	28
Humana Inc.	—	118
Idexx Laboratories Inc. (a)	—	56
Iqvia Ltd. (a)	—	54
Jazz Pharmaceuticals Plc (a)	—	24
Laboratory Corp. of America Holdings (a)	—	46
MEDNAX Inc. (a)	—	12
Merck & Co. Inc.	7	483
Mettler-Toledo International Inc. (a)	—	39
Patterson Cos. Inc.	—	4
Quest Diagnostics Inc.	—	37
ResMed Inc.	—	41
Select Medical Holdings Corp. (a)	—	5
TESARO Inc. (a) (b)	—	4
Varian Medical Systems Inc. (a)	—	25
Vertex Pharmaceuticals Inc. (a)	1	125
Waters Corp. (a)	—	38
	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	1	113
		3,862
Industrials 10.6%
3M Co.	2	316
ACCO Brands Corp.	—	4
Acuity Brands Inc.	—	17
AGCO Corp.	—	11
Air Lease Corp. - Class A	—	12
Allegion Plc	—	21
Amerco Inc.	—	7
AO Smith Corp.	—	19
Applied Industrial Technologies Inc.	—	7
ArcBest Corp.	—	3
Avis Budget Group Inc. (a)	—	6
Builders FirstSource Inc. (a)	—	4
C.H. Robinson Worldwide Inc.	—	34
Caterpillar Inc.	2	231
Copart Inc. (a)	1	27
CSX Corp.	2	155
Cummins Inc.	—	57
Deere & Co.	1	116
Delta Air Lines Inc.	1	25
Deluxe Corp.	—	7
Dover Corp.	—	34
Dun & Bradstreet Corp.	—	14
Eaton Corp. Plc	1	96
Echo Global Logistics Inc. (a)	—	2
EMCOR Group Inc.	—	12
Essendant Inc.	—	1
Expeditors International of Washington Inc.	1	33
Exponent Inc.	—	8
Fastenal Co.	1	41
Flowserve Corp.	—	18
Fortive Corp.	1	66
Fortune Brands Home & Security Inc.	—	19
Genesee & Wyoming Inc. - Class A (a)	—	15
Graco Inc.	—	19
Granite Construction Inc.	—	5
H&E Equipment Services Inc.	—	3
HD Supply Holdings Inc. (a)	1	19
Heidrick & Struggles International Inc.	—	1
Hertz Global Holdings Inc. (a) (b)	—	2
HNI Corp.	—	5
ICF International Inc.	—	3
Illinois Tool Works Inc.	1	108
Ingersoll-Rand Plc	1	65
Interface Inc.	—	3
Johnson Controls International Plc	2	83
Kansas City Southern	—	30
Kelly Services Inc. - Class A	—	2
Knoll Inc.	—	2
Lennox International Inc.	—	20
Lincoln Electric Holdings Inc.	—	15
Manpower Inc.	—	15
Masco Corp.	1	29
Meritor Inc. (a)	—	4
Middleby Corp. (a)	—	19
Navigant Consulting Inc.	—	3
Norfolk Southern Corp.	1	130
Owens Corning Inc.	—	15
PACCAR Inc.	1	61
Parker Hannifin Corp.	—	62
Quanta Services Inc. (a)	—	14
Resources Connection Inc.	—	2
Robert Half International Inc.	—	21
Rockwell Automation Inc.	—	58
Roper Industries Inc.	—	77
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	11
Sensata Technologies Holding Plc (a)	—	21
Snap-On Inc.	—	25
Southwest Airlines Co.	—	23
Spirit Aerosystems Holdings Inc. - Class A	—	25
Stanley Black & Decker Inc.	—	56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Steelcase Inc. - Class A	—	5
Team Inc. (a) (b)	—	2
Tennant Co.	—	3
Tetra Tech Inc.	—	9
Timken Co.	—	8
TransUnion LLC	1	35
TrueBlue Inc. (a)	—	3
Union Pacific Corp.	2	319
United Parcel Service Inc. - Class B	2	204
United Rentals Inc. (a)	—	34
WABCO Holdings Inc. (a)	—	15
Wabtec Corp.	—	22
Wesco Aircraft Holdings Inc. (a)	—	2
WW Grainger Inc.	—	43
Xylem Inc.	1	36
		3,235
Information Technology 24.5%
Accenture Plc - Class A	2	277
Adobe Systems Inc. (a)	1	336
Advanced Micro Devices Inc. (a)	2	71
Analog Devices Inc.	1	86
Ansys Inc. (a)	—	39
Applied Materials Inc.	3	99
ASGN Inc. (a)	—	12
Autodesk Inc. (a)	1	87
Automatic Data Processing Inc.	1	167
CA Inc.	1	35
Cadence Design Systems Inc. (a)	1	32
Cisco Systems Inc.	12	579
Citrix Systems Inc. (a)	—	38
Cognex Corp.	—	24
Cognizant Technology Solutions Corp. - Class A	2	113
CommScope Holding Co. Inc. (a)	1	15
Convergys Corp.	—	7
Corning Inc.	2	75
Dell Technologies Inc. - Class V (a)	1	50
F5 Networks Inc. (a)	—	31
FleetCor Technologies Inc. (a)	—	52
Flex Ltd. (a)	1	17
Fortinet Inc. (a)	—	33
Hewlett Packard Enterprise Co.	4	64
HP Inc.	4	106
IHS Markit Ltd. (a)	1	54
Intel Corp.	12	557
International Business Machines Corp.	2	350
Intuit Inc.	1	139
Itron Inc. (a)	—	7
Lam Research Corp.	—	63
Microchip Technology Inc. (b)	1	47
Microsoft Corp.	19	2,109
Motorola Solutions Inc.	—	53
Nvidia Corp.	2	409
Oracle Corp.	8	398
Plantronics Inc.	—	5
Salesforce.com Inc. (a)	2	284
Skyworks Solutions Inc.	1	41
Symantec Corp.	2	33
TE Connectivity Ltd.	1	78
Teradata Corp. (a)	—	12
Texas Instruments Inc.	3	266
Trimble Inc. (a)	1	27
VMware Inc. - Class A (a)	—	29
Western Union Co.	1	23
Workday Inc. - Class A (a)	—	54
Xerox Corp.	1	16
		7,499
Materials 2.7%
Air Products & Chemicals Inc.	1	93
Albemarle Corp. (b)	—	27
Avery Dennison Corp.	—	25
Axalta Coating Systems Ltd. (a)	1	16
Ball Corp.	1	36
Compass Minerals International Inc. (b)	—	7
Domtar Corp.	—	7
	Shares/Par[1]	Value ($)
Ecolab Inc.	1	103
HB Fuller Co.	—	7
International Flavors & Fragrances Inc.	—	33
Minerals Technologies Inc.	—	6
Mosaic Co.	1	30
Newmont Mining Corp.	1	40
Nucor Corp.	1	50
PPG Industries Inc.	1	68
Praxair Inc.	1	117
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corp.	—	17
Sherwin-Williams Co.	—	97
Sonoco Products Co.	—	14
WestRock Co.	1	34
		829
Real Estate 3.7%
American Tower Corp.	1	161
AvalonBay Communities Inc.	—	63
Boston Properties Inc.	—	48
CBRE Group Inc. - Class A (a)	1	35
Corporate Office Properties Trust	—	8
Digital Realty Trust Inc.	1	58
Duke Realty Corp.	1	26
Equinix Inc.	—	88
Equity Residential Properties Inc.	1	61
Federal Realty Investment Trust	—	23
Forest City Realty Trust Inc. - Class A	1	15
HCP Inc.	1	30
Host Hotels & Resorts Inc.	2	40
Iron Mountain Inc.	1	23
Jones Lang LaSalle Inc.	—	16
Liberty Property Trust	—	16
Macerich Co.	—	16
PotlatchDeltic Corp.	—	6
ProLogis Inc.	2	107
Realogy Holdings Corp. (b)	—	6
SBA Communications Corp. (a)	—	47
Simon Property Group Inc.	1	137
UDR Inc.	1	26
Vornado Realty Trust	—	31
Weyerhaeuser Co.	2	62
		1,149
Utilities 1.5%
AES Corp.	2	23
Alliant Energy Corp.	1	25
American Water Works Co. Inc.	1	39
Avista Corp.	—	9
CenterPoint Energy Inc.	1	29
CMS Energy Corp.	1	34
Consolidated Edison Inc.	1	60
Eversource Energy	1	50
MDU Resources Group Inc.	1	12
New Jersey Resources Corp.	—	9
NiSource Inc.	1	22
Northwest Natural Gas Co.	—	4
Ormat Technologies Inc.	—	5
Sempra Energy	1	72
WEC Energy Group Inc.	1	52
		445
Total Common Stocks (cost $27,769)		30,475
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF	—	23
Total Investment Companies (cost $23)		23
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	217	217
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	130	130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	9	9
Total Short Term Investments (cost $356)		356
Total Investments 100.7% (cost $28,148)		30,854
Other Assets and Liabilities, Net (0.7)%		(223)

Shares/Par[1]	Value ($)
Total Net Assets 100.0%	30,631

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	78	64	5	1	1	(8)	130	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	December 2018	146	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	690
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,000	983
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,185
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	979
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/15/27	1,250	1,218
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	491
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	298
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	502
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	694
COMM Mortgage Trust
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	489
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	673
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	506
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	497
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	398
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	485
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	977
Delta Air Lines Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	222	242
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	973
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	989
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	514
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/15/23	1,000	988
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	245
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	502
Series 2013-A2-C11, REMIC, 3.09%, 08/17/46	207	206
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/15/27	500	480
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	948
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	346
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	488
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	201	204
Series 2014-A-2, 3.75%, 09/03/26	166	163
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	186	185
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/15/22	500	496
Series 2018-A5-C44, REMIC, 4.21%, 05/15/51	1,000	1,026
Wells Fargo-RBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	358	351
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	502
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,456)		20,913
CORPORATE BONDS AND NOTES 25.6%
Communication Services 2.0%
21st Century Fox America Inc.
4.50%, 02/15/21	400	411
3.00%, 09/15/22	350	345
6.20%, 12/15/34	50	62
6.15%, 02/15/41	550	698
Alphabet Inc.
2.00%, 08/15/26	300	270
	Shares/Par[1]	Value ($)
America Movil SAB de CV
6.38%, 03/01/35 (a)	200	236
4.38%, 07/16/42	200	195
AT&T Inc.
2.45%, 06/30/20	150	148
2.80%, 02/17/21	535	527
3.00%, 06/30/22	150	146
3.40%, 05/15/25	200	191
4.25%, 03/01/27	170	168
4.50%, 05/15/35	950	885
6.35%, 03/15/40	300	330
4.35%, 06/15/45	500	429
4.75%, 05/15/46	200	182
5.65%, 02/15/47	160	164
4.50%, 03/09/48	656	573
5.70%, 03/01/57	170	172
British Telecommunications Plc
9.13%, 12/15/30 (b)	250	357
CBS Corp.
4.00%, 01/15/26	500	488
7.88%, 07/30/30	125	157
4.85%, 07/01/42	150	145
Charter Communications Operating LLC
3.58%, 07/23/20	500	500
4.91%, 07/23/25	640	650
6.48%, 10/23/45	210	225
5.75%, 04/01/48	100	100
Comcast Corp.
2.75%, 03/01/23	50	48
3.38%, 08/15/25	290	280
4.20%, 08/15/34	500	481
6.50%, 11/15/35	100	121
6.95%, 08/15/37	250	313
3.90%, 03/01/38	70	64
4.75%, 03/01/44	300	299
4.00%, 08/15/47 - 03/01/48	110	99
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (b)	300	401
Discovery Communications LLC
2.80%, 06/15/20 (c)	250	247
3.50%, 06/15/22 (c)	250	246
3.95%, 03/20/28	105	99
5.00%, 09/20/37	150	146
6.35%, 06/01/40	100	110
5.20%, 09/20/47	75	73
France Telecom SA
5.38%, 01/13/42	100	110
Grupo Televisa SAB
6.63%, 03/18/25	100	113
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	251
NBCUniversal Media LLC
5.15%, 04/30/20	200	206
4.38%, 04/01/21	500	512
6.40%, 04/30/40	250	300
Orange SA
4.13%, 09/14/21	500	512
Telefonica Emisiones SAU
5.13%, 04/27/20	350	360
Telefonica Europe BV
8.25%, 09/15/30	500	641
Time Warner Cable Inc.
7.30%, 07/01/38	300	345
6.75%, 06/15/39	300	328
Time Warner Inc.
3.40%, 06/15/22	500	495
2.95%, 07/15/26	500	453
4.85%, 07/15/45	90	83
Verizon Communications Inc.
1.75%, 08/15/21	500	479
3.13%, 03/16/22 (a)	135	134
2.45%, 11/01/22	500	480
5.15%, 09/15/23	250	267
3.38%, 02/15/25	223	217
4.13%, 03/16/27	300	301

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
4.50%, 08/10/33	180	178
5.25%, 03/16/37	195	208
4.86%, 08/21/46	850	851
5.01%, 04/15/49 - 08/21/54	560	565
Viacom Inc.
3.88%, 04/01/24 (a)	156	153
4.38%, 03/15/43	300	263
Vodafone Group Plc
4.38%, 05/30/28	220	216
7.88%, 02/15/30	200	249
5.00%, 05/30/38	60	59
5.25%, 05/30/48 (a)	175	175
Walt Disney Co.
2.75%, 08/16/21	300	298
7.00%, 03/01/32	50	65
4.38%, 08/16/41	250	255
		21,903
Consumer Discretionary 1.4%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	207
4.50%, 11/28/34	300	294
Amazon.com Inc.
2.60%, 12/05/19	300	300
2.50%, 11/29/22	200	194
3.15%, 08/22/27	1,140	1,091
3.88%, 08/22/37	170	166
4.25%, 08/22/57	320	319
AutoZone Inc.
3.25%, 04/15/25	350	332
3.75%, 06/01/27	200	192
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	19
BorgWarner Inc.
4.38%, 03/15/45	200	188
California Institute of Technology
4.32%, 08/01/45	40	41
Carnival Corp.
3.95%, 10/15/20	200	203
Dollar General Corp.
3.25%, 04/15/23	250	244
Dollar Tree Inc.
4.20%, 05/15/28	90	87
Ford Motor Co.
4.35%, 12/08/26	200	188
7.45%, 07/16/31	300	333
5.29%, 12/08/46	200	178
General Motors Co.
5.00%, 04/01/35	440	413
5.15%, 04/01/38	70	65
5.40%, 04/01/48 (a)	190	177
GLP Capital LP
4.38%, 04/15/21	300	302
5.38%, 04/15/26	300	305
5.75%, 06/01/28	300	309
Hasbro Inc.
6.35%, 03/15/40	300	325
Home Depot Inc.
2.00%, 04/01/21	310	302
3.00%, 04/01/26	500	479
5.88%, 12/16/36	600	729
3.50%, 09/15/56	200	174
Kohl's Corp.
4.25%, 07/17/25 (a)	500	499
Lowe's Cos. Inc.
4.63%, 04/15/20	100	102
4.38%, 09/15/45	150	151
Macy's Retail Holdings Inc.
6.90%, 04/01/29	250	264
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	760
McDonald's Corp.
2.75%, 12/09/20	230	228
3.70%, 01/30/26	175	173
6.30%, 03/01/38	200	242
	Shares/Par[1]	Value ($)
4.88%, 12/09/45	165	172
Newell Rubbermaid Inc.
5.50%, 04/01/46 (d)	200	190
Nike Inc.
2.25%, 05/01/23	200	191
Nordstrom Inc.
4.00%, 10/15/21	225	228
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	24
Sands China Ltd.
4.60%, 08/08/23 (c) (d)	400	400
5.13%, 08/08/25 (c) (d)	400	400
5.40%, 08/08/28 (a) (c) (d)	400	398
Starbucks Corp.
2.70%, 06/15/22	225	219
3.80%, 08/15/25	400	398
4.00%, 11/15/28	400	398
4.50%, 11/15/48	400	392
Target Corp.
3.63%, 04/15/46	300	271
3.90%, 11/15/47	300	282
TJX Cos. Inc.
2.75%, 06/15/21	200	198
Toyota Motor Corp.
3.42%, 07/20/23	200	200
3.67%, 07/20/28	200	199
University of Notre Dame du Lac
3.44%, 02/15/45	250	230
University of Southern California
3.03%, 10/01/39	450	399
5.25%, 10/01/11	20	24
		15,788
Consumer Staples 1.4%
Altria Group Inc.
2.85%, 08/09/22	500	489
4.50%, 05/02/43	200	193
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	205
2.50%, 07/15/22	300	289
4.44%, 10/06/48	662	623
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	300	274
4.02%, 04/16/43	250	238
BAT Capital Corp.
2.76%, 08/15/22 (c)	310	298
4.39%, 08/15/37 (c)	150	140
4.54%, 08/15/47 (c)	150	138
Campbell Soup Co.
4.25%, 04/15/21	300	304
4.15%, 03/15/28	300	286
Church & Dwight Co. Inc.
3.15%, 08/01/27	200	186
3.95%, 08/01/47	200	179
Clorox Co.
3.80%, 11/15/21	250	253
Coca-Cola Co.
3.15%, 11/15/20	300	301
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	200
Constellation Brands Inc.
2.25%, 11/06/20	200	195
Costco Wholesale Corp.
3.00%, 05/18/27	80	76
Diageo Investment Corp.
8.00%, 09/15/22	100	116
General Mills Inc.
3.65%, 02/15/24	303	297
4.20%, 04/17/28	105	103
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	587
JM Smucker Co.
3.50%, 03/15/25	300	287
3.38%, 12/15/27	250	232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Kellogg Co.
4.15%, 11/15/19	140	142
4.00%, 12/15/20	127	129
Kraft Foods Group Inc.
5.00%, 06/04/42	200	191
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	208
5.20%, 07/15/45	80	78
4.38%, 06/01/46	205	181
Kroger Co.
6.15%, 01/15/20	200	207
7.50%, 04/01/31	150	183
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (c)	205	205
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	203
Molson Coors Brewing Co.
3.00%, 07/15/26	500	453
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	731
PepsiCo Inc.
3.10%, 07/17/22	500	497
4.45%, 04/14/46	180	189
3.45%, 10/06/46	90	81
Philip Morris International Inc.
2.90%, 11/15/21	300	296
2.50%, 11/02/22	200	192
4.38%, 11/15/41	300	288
Procter & Gamble Co.
2.30%, 02/06/22	500	486
Reynolds American Inc.
4.85%, 09/15/23	150	155
5.70%, 08/15/35	100	107
5.85%, 08/15/45	210	227
Sysco Corp.
2.60%, 06/12/22	500	482
Tyson Foods Inc.
5.15%, 08/15/44	200	203
Unilever Capital Corp.
2.75%, 03/22/21	200	198
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	197
4.50%, 11/18/34	200	196
Walmart Inc.
2.85%, 06/23/20	400	400
3.40%, 06/26/23	500	501
3.70%, 06/26/28	185	185
3.95%, 06/28/38	250	249
Wal-Mart Stores Inc.
1.75%, 10/09/19	300	297
2.65%, 12/15/24	300	287
3.63%, 12/15/47	300	280
		15,393
Energy 2.6%
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	285
4.50%, 07/15/44	200	183
Andeavor Corp.
3.80%, 04/01/28	200	191
Apache Corp.
3.63%, 02/01/21	400	401
4.75%, 04/15/43	200	189
Baker Hughes a GE Co. LLC
2.77%, 12/15/22	500	485
3.34%, 12/15/27	400	376
Baker Hughes Inc.
3.20%, 08/15/21	75	75
Boardwalk Pipelines LP
3.38%, 02/01/23	200	193
BP Capital Markets Plc
2.32%, 02/13/20	250	248
3.06%, 03/17/22	200	198
3.81%, 02/10/24	500	504
3.28%, 09/19/27	90	86
	Shares/Par[1]	Value ($)
Burlington Resources Finance Co.
7.20%, 08/15/31	100	128
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	167
6.25%, 03/15/38	300	354
Cenovus Energy Inc.
5.40%, 06/15/47	500	499
Chevron Corp.
2.10%, 05/16/21	145	141
3.19%, 06/24/23	500	496
2.95%, 05/16/26	110	105
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	111
Concho Resources Inc.
4.30%, 08/15/28	250	249
4.88%, 10/01/47	45	46
Conoco Funding Co.
7.25%, 10/15/31	75	97
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	250
Continental Resources Inc.
4.50%, 04/15/23	300	305
Devon Energy Corp.
4.00%, 07/15/21	750	757
5.85%, 12/15/25	57	62
Ecopetrol SA
4.13%, 01/16/25	250	243
Enable Midstream Partners LP
3.90%, 05/15/24	200	194
4.95%, 05/15/28	300	299
Enbridge Energy Partners LP
7.50%, 04/15/38	200	258
Energy Transfer Partners LP
4.75%, 01/15/26	350	353
4.95%, 06/15/28	250	255
7.50%, 07/01/38	200	239
6.50%, 02/01/42	150	165
6.00%, 06/15/48	50	53
Enterprise Products Operating LLC
5.25%, 01/31/20	300	308
3.70%, 02/15/26	350	344
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	121
4.45%, 02/15/43	150	145
4.95%, 10/15/54	300	298
EOG Resources Inc.
2.63%, 03/15/23	200	192
3.15%, 04/01/25	200	193
Exxon Mobil Corp.
2.22%, 03/01/21	410	402
3.04%, 03/01/26	315	305
4.11%, 03/01/46	205	207
Halliburton Co.
3.80%, 11/15/25	150	149
7.45%, 09/15/39	250	334
5.00%, 11/15/45	120	128
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	406
HollyFrontier Corp.
5.88%, 04/01/26	240	256
Kerr-McGee Corp.
6.95%, 07/01/24	230	259
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	300	294
5.00%, 03/01/43	300	291
5.40%, 09/01/44	250	255
Kinder Morgan Inc.
5.30%, 12/01/34	350	361
Magellan Midstream Partners LP
4.25%, 02/01/21	300	305
Marathon Petroleum Corp.
3.63%, 09/15/24	200	197
6.50%, 03/01/41	300	351

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	569
4.50%, 04/15/38	105	98
5.20%, 03/01/47	60	60
4.90%, 04/15/58	110	99
National Oilwell Varco Inc.
2.60%, 12/01/22	80	76
Nexen Energy ULC
5.88%, 03/10/35	50	57
Noble Energy Inc.
3.90%, 11/15/24	35	34
3.85%, 01/15/28	300	283
Occidental Petroleum Corp.
3.40%, 04/15/26	500	490
4.63%, 06/15/45	100	104
4.10%, 02/15/47	150	145
ONEOK Inc.
7.50%, 09/01/23	200	228
4.00%, 07/13/27	200	193
4.55%, 07/15/28	50	50
ONEOK Partners LP
3.38%, 10/01/22	250	246
6.65%, 10/01/36	150	175
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	149
Petroleos Mexicanos
6.00%, 03/05/20	500	514
5.50%, 01/21/21 - 06/27/44	1,200	1,146
6.88%, 08/04/26	300	316
6.50%, 03/13/27	330	337
5.35%, 02/12/28 (c)	195	184
5.63%, 01/23/46	350	297
6.75%, 09/21/47	270	257
Phillips 66
4.30%, 04/01/22	500	513
4.65%, 11/15/34	250	252
Phillips 66 Partners LP
2.65%, 02/15/20	200	198
4.90%, 10/01/46	150	146
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	202
Plains All American Pipeline LP
4.30%, 01/31/43	200	170
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	322
5.00%, 03/15/27	100	103
4.20%, 03/15/28	300	291
Shell International Finance BV
4.38%, 03/25/20	300	306
1.88%, 05/10/21	275	266
3.25%, 05/11/25	230	225
6.38%, 12/15/38	200	257
4.00%, 05/10/46	155	151
Statoil ASA
3.15%, 01/23/22	200	199
3.70%, 03/01/24	200	202
3.95%, 05/15/43	300	292
Suncor Energy Inc.
6.50%, 06/15/38	300	370
4.00%, 11/15/47	40	38
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	293
5.40%, 10/01/47	90	88
Total Capital Canada Ltd.
2.75%, 07/15/23	300	290
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	404
4.88%, 01/15/26 - 05/15/48	410	426
6.20%, 10/15/37	100	116
5.00%, 10/16/43	150	155
Valero Energy Corp.
3.65%, 03/15/25	250	244
Valero Energy Partners LP
4.38%, 12/15/26	200	196
	Shares/Par[1]	Value ($)
Williams Partners LP
5.25%, 03/15/20	300	308
4.00%, 09/15/25	350	344
6.30%, 04/15/40	200	225
		29,098
Financials 8.2%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	483
4.35%, 11/03/45	150	152
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	748
3.30%, 01/23/23	300	289
3.88%, 01/23/28 (a)	300	278
Aflac Inc.
3.63%, 06/15/23	200	200
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	345
Allstate Corp.
3.15%, 06/15/23	400	393
American Express Co.
2.65%, 12/02/22	500	481
3.00%, 10/30/24	400	382
American Express Credit Corp.
3.30%, 05/03/27	300	288
American Honda Finance Corp.
3.45%, 07/14/23	200	200
American International Group Inc.
4.88%, 06/01/22	200	208
4.13%, 02/15/24	150	150
3.90%, 04/01/26	350	342
4.20%, 04/01/28	130	129
4.50%, 07/16/44	150	142
4.80%, 07/10/45	290	286
4.75%, 04/01/48	60	59
4.38%, 01/15/55	300	262
American Water Capital Corp.
3.75%, 09/01/47	100	92
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	450	444
3.65%, 02/01/26	975	947
4.70%, 02/01/36	482	482
4.90%, 02/01/46	590	594
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	159
Ares Capital Corp.
4.25%, 03/01/25	300	287
Assurant Inc.
6.75%, 02/15/34	38	43
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20 (a)	250	245
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (c)	85	82
5.00%, 04/20/48 (c)	100	93
AXA SA
8.60%, 12/15/30	100	130
Banco Santander SA
3.13%, 02/23/23	400	380
3.80%, 02/23/28	400	362
Bank of America Corp.
2.25%, 04/21/20	120	118
2.63%, 04/19/21	380	374
5.00%, 05/13/21	400	416
2.37%, 07/21/21 (e)	140	137
2.74%, 01/23/22	100	98
2.82%, 07/21/23 (e)	800	773
3.00%, 12/20/23	1,300	1,260
4.00%, 04/01/24 - 01/22/25	450	449
3.86%, 07/23/24	140	140
4.20%, 08/26/24	750	752
4.25%, 10/22/26	750	741
3.59%, 07/21/28	750	714
3.97%, 03/05/29	150	146
4.27%, 07/23/29	170	169
6.11%, 01/29/37	250	287

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
4.24%, 04/24/38	120	117
4.44%, 01/20/48 (e)	120	119
3.95%, 01/23/49	75	69
Bank of Montreal
3.10%, 07/13/20 (a)	250	250
1.90%, 08/27/21	300	288
3.80%, 12/15/32	300	280
Bank One Corp.
8.00%, 04/29/27	200	246
Barclays Plc
3.25%, 01/12/21	285	281
3.65%, 03/16/25	400	375
5.25%, 08/17/45	250	242
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300	308
4.30%, 05/15/43	200	201
4.20%, 08/15/48	135	134
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	212
BlackRock Inc.
3.38%, 06/01/22	200	201
BNP Paribas SA
2.38%, 05/21/20	350	345
5.00%, 01/15/21	400	414
4.25%, 10/15/24	250	247
BPCE SA
4.00%, 04/15/24	200	201
Branch Banking & Trust Co.
2.25%, 06/01/20	300	296
3.63%, 09/16/25	500	491
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	246
Brookfield Finance Inc.
3.90%, 01/25/28	150	142
Capital One Financial Corp.
3.50%, 06/15/23	550	539
Cincinnati Financial Corp.
6.13%, 11/01/34	100	116
Citibank NA
2.13%, 10/20/20	500	488
Citigroup Inc.
2.40%, 02/18/20	850	842
2.90%, 12/08/21	250	245
4.50%, 01/14/22	750	770
2.75%, 04/25/22	500	485
4.05%, 07/30/22	400	401
5.50%, 09/13/25	300	319
3.20%, 10/21/26	780	729
3.89%, 01/10/28 (e)	160	155
3.67%, 07/24/28 (e)	450	429
4.13%, 07/25/28	250	241
4.08%, 04/23/29	115	113
3.88%, 01/24/39	100	92
5.88%, 01/30/42	489	570
4.28%, 04/24/48	60	57
4.65%, 07/23/48	140	141
Citizens Bank NA
2.45%, 12/04/19	500	496
2.20%, 05/26/20	250	245
CME Group Inc.
3.00%, 03/15/25	200	192
CNA Financial Corp.
5.75%, 08/15/21	200	211
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	384
4.25%, 05/09/43	300	283
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	511
4.38%, 08/04/25	500	494
5.25%, 08/04/45	250	262
Credit Suisse AG
3.00%, 10/29/21	500	492
3.63%, 09/09/24	250	246
	Shares/Par[1]	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	990
4.88%, 05/15/45	250	253
Deutsche Bank AG
4.25%, 10/14/21	220	219
Diamond 1 Finance Corp.
4.42%, 06/15/21 (c)	530	538
6.02%, 06/15/26 (c)	425	453
8.10%, 07/15/36 (c)	145	173
8.35%, 07/15/46 (c)	120	149
Discover Bank
7.00%, 04/15/20	300	314
4.25%, 03/13/26	200	197
Fifth Third Bancorp
8.25%, 03/01/38	300	407
Fifth Third Bank
2.25%, 06/14/21	500	485
Ford Motor Credit Co. LLC
3.81%, 10/12/21	300	297
GE Capital International Funding Co.
2.34%, 11/15/20	500	488
3.37%, 11/15/25	500	476
4.42%, 11/15/35	350	329
General Electric Capital Corp.
5.50%, 01/08/20	700	720
2.20%, 01/09/20	250	247
4.38%, 09/16/20	550	559
3.45%, 05/15/24	350	344
6.88%, 01/10/39	300	372
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	493
4.38%, 09/25/21	380	387
4.15%, 06/19/23	500	498
4.00%, 01/15/25	200	193
Goldman Sachs Group Inc.
2.55%, 10/23/19	750	747
5.38%, 03/15/20	400	412
2.60%, 04/23/20	250	248
2.75%, 09/15/20	75	74
5.25%, 07/27/21	500	522
3.63%, 01/22/23	400	398
3.75%, 05/22/25	1,000	979
4.25%, 10/21/25	500	495
3.85%, 01/26/27	110	107
3.81%, 04/23/29	150	143
6.75%, 10/01/37	350	420
4.41%, 04/23/39	90	87
6.25%, 02/01/41	500	602
4.75%, 10/21/45	230	233
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	88
HSBC Holdings Plc
3.40%, 03/08/21	400	399
5.10%, 04/05/21	250	260
2.95%, 05/25/21	295	291
3.26%, 03/13/23 (e)	400	392
4.25%, 03/14/24	150	149
7.63%, 05/17/32	650	820
6.10%, 01/14/42	300	357
IHS Markit Ltd.
4.13%, 08/01/23	200	199
4.75%, 08/01/28	200	200
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	306
Intercontinental Exchange Inc.
4.25%, 09/21/48	75	74
International Finance Corp.
2.00%, 10/24/22	500	480
Jefferies Group LLC
6.88%, 04/15/21	500	536
4.15%, 01/23/30	150	135
John Deere Capital Corp.
2.05%, 03/10/20	200	197
2.88%, 03/12/21	200	198
3.45%, 06/07/23	100	100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
2.25%, 01/23/20	500	495
4.40%, 07/22/20	600	612
2.55%, 03/01/21	500	490
2.40%, 06/07/21	500	488
2.30%, 08/15/21	500	486
3.20%, 01/25/23	500	493
2.78%, 04/25/23	600	583
3.38%, 05/01/23	750	736
3.63%, 05/13/24	250	248
3.80%, 07/23/24	130	130
3.13%, 01/23/25	305	292
3.54%, 05/01/28	300	286
4.01%, 04/23/29	150	147
4.20%, 07/23/29	140	139
5.60%, 07/15/41	500	574
3.96%, 11/15/48	200	183
JPMorgan Chase Bank NA
3.51%, 01/23/29	200	189
3.90%, 01/23/49	105	95
Lincoln National Corp.
4.00%, 09/01/23	500	505
Lloyds Bank Plc
6.38%, 01/21/21	200	212
Lloyds Banking Group Plc
4.65%, 03/24/26	500	490
LYB International Finance BV
5.25%, 07/15/43	300	306
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	346
2.63%, 01/25/21	250	246
MetLife Inc.
3.60%, 04/10/24	250	251
5.70%, 06/15/35	100	114
6.40%, 12/15/36	100	106
5.88%, 02/06/41	300	354
Mitsubishi UFJ Financial Group Inc.
3.54%, 07/26/21	300	300
2.19%, 09/13/21	500	481
3.76%, 07/26/23	300	299
4.29%, 07/26/38	300	299
Mizuho Financial Group Inc.
3.55%, 03/05/23	300	296
4.02%, 03/05/28 (a)	500	495
Morgan Stanley
5.50%, 01/26/20	750	772
2.80%, 06/16/20	200	198
5.75%, 01/25/21	400	420
3.13%, 01/23/23	150	146
3.75%, 02/25/23	300	300
3.70%, 10/23/24	100	98
4.00%, 07/23/25	750	746
6.25%, 08/09/26	200	225
4.35%, 09/08/26	650	645
3.63%, 01/20/27	600	575
6.38%, 07/24/42	300	373
4.38%, 01/22/47	200	195
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20	250	247
Nomura Holdings Inc
6.70%, 03/04/20	400	417
Northern Trust Corp.
3.95%, 10/30/25	250	253
ORIX Corp.
3.70%, 07/18/27	200	191
PartnerRe Finance B LLC
5.50%, 06/01/20	90	93
PNC Bank NA
2.00%, 05/19/20	250	245
4.20%, 11/01/25	300	305
PNC Financial Services Group Inc.
2.60%, 07/21/20 (a)	650	645
3.15%, 05/19/27	400	379
Progressive Corp.
4.35%, 04/25/44	200	200
	Shares/Par[1]	Value ($)
4.13%, 04/15/47	50	49
Prudential Financial Inc.
3.50%, 05/15/24	500	499
5.20%, 03/15/44 (e)	250	249
4.60%, 05/15/44	150	151
3.91%, 12/07/47	313	281
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	200	209
3.50%, 05/15/23 (e)	200	194
3.88%, 09/12/23	300	291
S&P Global Inc.
4.40%, 02/15/26	90	92
6.55%, 11/15/37	250	311
Santander Holdings USA Inc.
4.50%, 07/17/25	500	494
Shell International Finance BV
4.13%, 05/11/35	435	439
4.38%, 05/11/45	260	268
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	241
3.20%, 09/23/26	500	461
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	189
State Street Corp.
2.55%, 08/18/20	500	496
3.10%, 05/15/23	500	488
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500	487
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	240
3.10%, 01/17/23	100	97
3.45%, 01/11/27	150	143
3.54%, 01/17/28	200	191
Synchrony Financial
4.25%, 08/15/24	250	242
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	196
Toronto-Dominion Bank
1.90%, 10/24/19	400	396
2.25%, 11/05/19	300	298
2.50%, 12/14/20	350	345
2.55%, 01/25/21	200	197
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	409
Travelers Cos. Inc.
4.00%, 05/30/47	100	95
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	247
U.S. Bancorp
4.13%, 05/24/21	400	408
2.95%, 07/15/22	400	390
UBS AG
2.35%, 03/26/20	500	494
US Bancorp
3.15%, 04/27/27	500	477
US Bank NA
2.05%, 10/23/20	400	392
2.80%, 01/27/25	500	475
Wells Fargo & Co.
2.55%, 12/07/20	500	492
4.60%, 04/01/21	500	514
3.50%, 03/08/22	500	499
3.07%, 01/24/23	220	214
3.00%, 02/19/25 - 04/22/26	640	598
4.10%, 06/03/26	200	197
3.00%, 10/23/26	500	464
3.58%, 05/22/28 (e)	250	240
5.38%, 02/07/35	250	279
5.61%, 01/15/44	350	388
4.90%, 11/17/45	250	253
4.75%, 12/07/46	200	198
Wells Fargo Bank NA
2.60%, 01/15/21	250	246
Westpac Banking Corp.
4.88%, 11/19/19	400	409

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
2.00%, 08/19/21	350	336
2.75%, 01/11/23	200	193
2.85%, 05/13/26	90	83
2.70%, 08/19/26	250	228
3.40%, 01/25/28	200	191
XLIT Ltd.
6.38%, 11/15/24	200	223
		90,513
Health Care 3.0%
Abbott Laboratories
2.90%, 11/30/21	300	296
2.95%, 03/15/25	250	239
6.00%, 04/01/39	270	322
4.75%, 04/15/43	200	210
4.90%, 11/30/46	200	217
AbbVie Inc.
2.90%, 11/06/22	400	389
3.60%, 05/14/25	140	135
3.20%, 05/14/26	200	186
4.25%, 11/14/28	100	99
4.50%, 05/14/35	180	173
4.30%, 05/14/36	115	108
4.70%, 05/14/45	260	249
4.45%, 05/14/46	140	130
4.88%, 11/14/48	100	98
Aetna Inc.
3.50%, 11/15/24	200	195
6.63%, 06/15/36	150	182
4.13%, 11/15/42	200	183
Agilent Technologies Inc.
5.00%, 07/15/20	200	206
Amgen Inc.
2.65%, 05/11/22	200	194
3.63%, 05/22/24	250	250
2.60%, 08/19/26	180	163
4.66%, 06/15/51	808	798
Anthem Inc.
3.50%, 08/15/24	500	489
4.38%, 12/01/47	80	75
AstraZeneca Plc
2.38%, 11/16/20	145	143
3.38%, 11/16/25	115	111
6.45%, 09/15/37	250	312
4.38%, 11/16/45 - 08/17/48	130	128
Baxalta Inc.
4.00%, 06/23/25	250	248
5.25%, 06/23/45	60	63
Becton Dickinson & Co.
3.25%, 11/12/20	350	349
3.73%, 12/15/24	193	189
Biogen Inc.
2.90%, 09/15/20	660	656
4.05%, 09/15/25	140	141
Boston Scientific Corp.
2.85%, 05/15/20	350	347
3.85%, 05/15/25	200	199
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	286
3.25%, 08/01/42	300	260
Cardinal Health Inc.
2.62%, 06/15/22	200	191
3.75%, 09/15/25	100	96
3.41%, 06/15/27	200	184
Celgene Corp.
3.95%, 10/15/20	300	304
3.25%, 02/20/23	60	59
3.88%, 08/15/25	220	216
3.90%, 02/20/28	200	193
4.63%, 05/15/44	250	234
4.35%, 11/15/47	70	63
4.55%, 02/20/48	90	83
Cigna Corp.
4.00%, 02/15/22	500	504
3.88%, 10/15/47	60	52
	Shares/Par[1]	Value ($)
CVS Health Corp.
2.80%, 07/20/20	280	277
4.13%, 05/15/21	400	405
3.50%, 07/20/22	500	496
3.70%, 03/09/23	400	398
4.10%, 03/25/25	400	398
2.88%, 06/01/26 (a)	200	183
4.30%, 03/25/28	620	615
5.13%, 07/20/45	200	205
5.05%, 03/25/48	470	479
Eli Lilly & Co.
5.55%, 03/15/37	100	118
Express Scripts Holding Co.
3.50%, 06/15/24	300	292
Gilead Sciences Inc.
2.55%, 09/01/20	240	237
4.40%, 12/01/21	200	206
1.95%, 03/01/22	200	191
3.65%, 03/01/26	750	736
2.95%, 03/01/27 (a)	150	140
4.80%, 04/01/44	400	412
4.15%, 03/01/47	150	142
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	486
3.38%, 05/15/23	135	134
3.88%, 05/15/28	120	121
Halfmoon Parent Inc.
3.20%, 09/17/20 (c)	100	100
3.40%, 09/17/21 (c)	70	70
3.75%, 07/15/23 (c)	170	169
4.13%, 11/15/25 (c)	120	120
4.38%, 10/15/28 (c)	210	210
4.80%, 08/15/38 (c)	120	120
4.90%, 12/15/48 (c)	160	159
Howard Hughes Medical Institute
3.50%, 09/01/23	250	251
Humana Inc.
4.95%, 10/01/44	200	208
Johnson & Johnson
1.65%, 03/01/21	350	339
2.45%, 03/01/26	350	327
3.63%, 03/03/37	100	96
5.95%, 08/15/37	250	313
4.50%, 12/05/43	100	107
3.50%, 01/15/48	50	46
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	494
McKesson Corp.
2.85%, 03/15/23	500	477
4.88%, 03/15/44	60	60
Medtronic Inc.
3.50%, 03/15/25	210	208
4.38%, 03/15/35	468	484
4.63%, 03/15/45	350	370
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	146
4.20%, 07/01/55	250	249
Merck & Co. Inc.
2.35%, 02/10/22	250	243
2.40%, 09/15/22	400	387
3.60%, 09/15/42	200	188
3.70%, 02/10/45	250	240
Mylan Inc.
4.20%, 11/29/23	400	395
Mylan NV
5.25%, 06/15/46	85	79
New York and Presbyterian Hospital
4.06%, 08/01/56	300	288
Northwell Healthcare Inc.
3.98%, 11/01/46	500	453
Novartis Capital Corp.
4.40%, 05/06/44	200	213
Pfizer Inc.
5.20%, 08/12/20	90	93
1.95%, 06/03/21	185	180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
2.75%, 06/03/26	175	165
4.40%, 05/15/44	250	256
4.20%, 09/15/48	50	50
Pharmacia Corp.
6.60%, 12/01/28 (b)	50	61
Providence Health and Services
3.74%, 10/01/47	500	451
Quest Diagnostics Inc.
4.70%, 04/01/21	200	206
3.50%, 03/30/25	300	288
Stryker Corp.
3.50%, 03/15/26	250	242
4.10%, 04/01/43	200	186
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	232
5.30%, 02/01/44	200	219
Trinity Health Corp.
4.13%, 12/01/45	250	240
UnitedHealth Group Inc.
4.70%, 02/15/21	400	412
2.88%, 03/15/22	500	492
3.75%, 07/15/25 - 10/15/47	200	196
5.80%, 03/15/36	150	179
4.75%, 07/15/45	110	118
4.20%, 01/15/47	150	149
4.25%, 06/15/48	80	80
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	491
4.63%, 10/01/42	500	473
WellPoint Inc.
3.30%, 01/15/23	300	295
4.65%, 01/15/43	200	197
Wyeth LLC
5.95%, 04/01/37	250	303
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	192
Zimmer Holdings Inc.
3.15%, 04/01/22	200	196
Zoetis Inc.
3.45%, 11/13/20	500	502
		32,621
Industrials 1.7%
3M Co.
2.00%, 06/26/22	250	239
Air Lease Corp.
2.50%, 03/01/21	300	292
3.25%, 03/01/25	300	280
Allegion US Holding Co. Inc.
3.55%, 10/01/27	300	274
Boeing Co.
4.88%, 02/15/20	500	513
5.88%, 02/15/40	25	31
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	497
6.15%, 05/01/37	100	122
5.75%, 05/01/40	400	478
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	106
Caterpillar Inc.
3.90%, 05/27/21	300	305
3.40%, 05/15/24	500	500
4.30%, 05/15/44 (a)	300	307
CSX Corp.
3.70%, 11/01/23	200	201
3.80%, 03/01/28	300	295
5.50%, 04/15/41	205	230
4.30%, 03/01/48	50	49
3.95%, 05/01/50	300	270
Deere & Co.
2.60%, 06/08/22	400	390
3.90%, 06/09/42	200	196
Dover Corp.
5.38%, 03/01/41	150	165
	Shares/Par[1]	Value ($)
Eaton Corp.
4.15%, 11/02/42	100	95
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	690
FedEx Corp.
3.20%, 02/01/25	350	340
3.25%, 04/01/26	300	289
3.88%, 08/01/42	200	177
4.55%, 04/01/46	300	294
General Electric Co.
2.70%, 10/09/22	250	241
Harris Corp.
3.83%, 04/28/25	250	245
5.05%, 04/27/45	250	261
Honeywell International Inc.
3.81%, 11/21/47	300	285
Johnson Controls International Plc
3.75%, 12/01/21	250	251
Kennametal Inc.
4.63%, 06/15/28	100	98
L-3 Communications Corp.
4.95%, 02/15/21	500	514
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	299	288
Lockheed Martin Corp.
2.50%, 11/23/20	225	222
3.55%, 01/15/26	200	198
4.50%, 05/15/36	105	109
4.07%, 12/15/42	243	236
4.09%, 09/15/52	107	102
Massachusetts Institute of Technology
4.68%, 07/01/14	250	267
Norfolk Southern Corp.
2.90%, 02/15/23	79	77
3.85%, 01/15/24	200	202
4.84%, 10/01/41	224	235
Northrop Grumman Corp.
3.25%, 01/15/28	150	141
4.75%, 06/01/43	155	160
3.85%, 04/15/45	250	227
4.03%, 10/15/47	130	122
Precision Castparts Corp.
2.50%, 01/15/23	300	288
Raytheon Co.
3.13%, 10/15/20	500	500
Republic Services Inc.
3.55%, 06/01/22	490	490
Rockwell Collins Inc.
2.80%, 03/15/22	200	194
4.80%, 12/15/43	25	25
Ryder System Inc.
2.50%, 05/11/20	350	346
Snap-on Inc.
3.25%, 03/01/27	500	481
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	150
Union Pacific Corp.
2.25%, 06/19/20	100	99
3.95%, 09/10/28	100	100
4.82%, 02/01/44	332	349
4.80%, 09/10/58	105	108
United Parcel Service Inc.
6.20%, 01/15/38	350	439
3.75%, 11/15/47	70	65
United Technologies Corp.
2.30%, 05/04/22	200	191
3.65%, 08/16/23	210	209
3.13%, 05/04/27	400	373
6.70%, 08/01/28	50	59
4.13%, 11/16/28	195	194
5.70%, 04/15/40	500	572
4.50%, 06/01/42	300	297
4.05%, 05/04/47	200	183
4.63%, 11/16/48	90	90

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Waste Management Inc.
2.90%, 09/15/22	200	196
WW Grainger Inc.
4.60%, 06/15/45	200	208
Xylem Inc.
4.88%, 10/01/21	10	10
		18,322
Information Technology 2.1%
Analog Devices Inc.
2.95%, 01/12/21	300	297
Apple Inc.
2.85%, 05/06/21	300	298
2.50%, 02/09/22	200	196
2.30%, 05/11/22	160	155
2.40%, 05/03/23	650	624
3.45%, 05/06/24	400	400
2.45%, 08/04/26	320	295
3.35%, 02/09/27	400	391
3.20%, 05/11/27	150	145
3.00%, 11/13/27	120	114
4.65%, 02/23/46	695	750
4.25%, 02/09/47	60	61
3.75%, 09/12/47 - 11/13/47	160	150
Applied Materials Inc.
3.90%, 10/01/25	350	353
Autodesk Inc.
4.38%, 06/15/25	500	502
Broadcom Corp.
2.65%, 01/15/23	300	283
3.13%, 01/15/25	300	278
3.88%, 01/15/27	330	311
3.50%, 01/15/28	300	272
CA Inc.
3.60%, 08/15/22	500	495
Cisco Systems Inc.
4.45%, 01/15/20	300	306
2.90%, 03/04/21	500	498
1.85%, 09/20/21	400	386
3.00%, 06/15/22	100	99
3.50%, 06/15/25	100	100
2.50%, 09/20/26	400	370
Corning Inc.
5.75%, 08/15/40	95	106
4.38%, 11/15/57	40	35
DXC Technology Co.
4.75%, 04/15/27	30	31
Fidelity National Information Services Inc.
3.50%, 04/15/23	106	105
5.00%, 10/15/25	20	21
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	270	271
4.90%, 10/15/25	180	185
6.35%, 10/15/45	90	93
Hewlett-Packard Co.
4.30%, 06/01/21	200	204
4.05%, 09/15/22 (a)	300	303
Intel Corp.
2.70%, 12/15/22	200	195
2.88%, 05/11/24	100	97
3.70%, 07/29/25	500	503
3.15%, 05/11/27 (a)	150	145
4.25%, 12/15/42	200	202
4.10%, 05/11/47	150	148
3.73%, 12/08/47	120	112
International Business Machines Corp.
1.63%, 05/15/20	300	294
2.25%, 02/19/21	245	239
7.00%, 10/30/25	200	239
3.45%, 02/19/26	135	133
5.88%, 11/29/32	100	119
4.00%, 06/20/42	200	194
Jabil Circuit Inc.
4.70%, 09/15/22	300	304
	Shares/Par[1]	Value ($)
Juniper Networks Inc.
4.35%, 06/15/25	200	199
Keysight Technologies Inc.
4.55%, 10/30/24	300	303
Microsoft Corp.
3.00%, 10/01/20	600	601
2.40%, 02/06/22	240	234
2.38%, 02/12/22	400	390
3.13%, 11/03/25	680	664
3.30%, 02/06/27	450	441
4.20%, 11/03/35	210	219
3.45%, 08/08/36	145	138
5.30%, 02/08/41	200	236
4.45%, 11/03/45	177	190
4.75%, 11/03/55	60	68
3.95%, 08/08/56	635	619
4.50%, 02/06/57	240	258
Motorola Solutions Inc.
3.50%, 09/01/21	300	297
Oracle Corp.
2.25%, 10/08/19	300	299
3.88%, 07/15/20	300	305
2.50%, 05/15/22	500	486
2.63%, 02/15/23	200	194
3.63%, 07/15/23	400	404
2.65%, 07/15/26	500	464
3.25%, 11/15/27	210	201
3.90%, 05/15/35	350	339
3.80%, 11/15/37	200	190
4.50%, 07/08/44	200	204
4.13%, 05/15/45	200	194
4.38%, 05/15/55	160	160
QUALCOMM Inc.
2.25%, 05/20/20	200	197
3.45%, 05/20/25	150	146
4.65%, 05/20/35	60	61
4.80%, 05/20/45	90	91
Seagate HDD Cayman
5.75%, 12/01/34	250	226
Texas Instruments Inc.
4.15%, 05/15/48	75	75
Thomson Reuters Corp.
3.95%, 09/30/21	200	201
Total System Services Inc.
3.80%, 04/01/21	500	501
Visa Inc.
2.20%, 12/14/20	315	309
3.15%, 12/14/25	305	296
4.15%, 12/14/35	115	119
4.30%, 12/14/45	205	212
3.65%, 09/15/47	45	42
Western Union Co.
5.25%, 04/01/20	200	205
		23,385
Materials 0.7%
Albemarle Corp.
5.45%, 12/01/44	150	156
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	246
Dow Chemical Co.
5.25%, 11/15/41	200	211
4.63%, 10/01/44	250	244
Eastman Chemical Co.
3.80%, 03/15/25	189	186
4.65%, 10/15/44	200	193
Ecolab Inc.
5.50%, 12/08/41	150	175
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	307
4.90%, 01/15/41	150	153
Goldcorp Inc.
3.63%, 06/09/21	300	299
International Paper Co.
3.80%, 01/15/26	350	343

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.00%, 02/15/27	250	229
4.40%, 08/15/47	150	138
Martin Marietta Materials Inc.
3.50%, 12/15/27	300	276
Methanex Corp.
3.25%, 12/15/19	200	199
Mosaic Co.
4.88%, 11/15/41	20	18
Newmont Mining Corp.
5.88%, 04/01/35	50	55
Nucor Corp.
6.40%, 12/01/37	200	245
Nutrien Ltd.
3.63%, 03/15/24	500	486
3.38%, 03/15/25	350	331
Packaging Corp. of America
4.50%, 11/01/23	200	205
Praxair Inc.
2.20%, 08/15/22	300	288
2.65%, 02/05/25	400	378
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	288
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	251
RPM International Inc.
6.13%, 10/15/19	200	205
Sherwin-Williams Co.
4.50%, 06/01/47	70	67
Southern Copper Corp.
7.50%, 07/27/35	150	185
5.88%, 04/23/45	300	330
Vale Overseas Ltd.
6.88%, 11/21/36	400	463
		7,150
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25	200	191
4.50%, 07/30/29	250	249
American Tower Corp.
2.80%, 06/01/20	350	346
3.50%, 01/31/23	500	492
AvalonBay Communities Inc.
3.63%, 10/01/20	200	201
Boston Properties LP
3.80%, 02/01/24	250	248
3.20%, 01/15/25	200	191
Brandywine Operating Partnership LP
3.95%, 02/15/23 - 11/15/27	400	388
Crown Castle International Corp.
3.20%, 09/01/24	330	314
3.70%, 06/15/26	140	134
3.65%, 09/01/27	80	75
DDR Corp.
4.63%, 07/15/22	300	307
Digital Realty Trust LP
3.40%, 10/01/20	350	350
Duke Realty LP
3.88%, 10/15/22	200	201
EPR Properties
4.50%, 04/01/25	200	198
Essex Portfolio LP
3.88%, 05/01/24	200	199
Federal Realty Investment Trust
4.50%, 12/01/44	100	100
Government Properties Income Trust
4.00%, 07/15/22	200	197
HCP Inc.
6.75%, 02/01/41	200	246
Health Care REIT Inc.
6.13%, 04/15/20	400	416
Kimco Realty Corp.
3.20%, 05/01/21	350	346
Liberty Property LP
3.75%, 04/01/25	200	195
	Shares/Par[1]	Value ($)
Mid-America Apartments LP
4.30%, 10/15/23	200	202
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	253
Plum Creek Timberlands LP
4.70%, 03/15/21	200	205
ProLogis LP
3.75%, 11/01/25	500	500
Realty Income Corp.
4.13%, 10/15/26	250	250
Simon Property Group LP
3.38%, 03/15/22	400	398
3.30%, 01/15/26	500	480
6.75%, 02/01/40	100	129
4.25%, 11/30/46	200	194
STORE Capital Corp.
4.50%, 03/15/28	200	195
Ventas Realty LP
3.50%, 02/01/25	250	239
Weingarten Realty Investors
3.38%, 10/15/22	100	98
Weyerhaeuser Co.
7.38%, 03/15/32	200	253
		8,980
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	287
Alabama Power Co.
6.00%, 03/01/39	250	301
4.30%, 01/02/46	250	248
3.70%, 12/01/47	200	180
Ameren Illinois Co.
3.25%, 03/01/25	250	244
3.70%, 12/01/47	300	276
Arizona Public Service Co.
4.50%, 04/01/42	100	103
Atmos Energy Corp.
4.13%, 10/15/44	300	293
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	140
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	100	98
2.80%, 01/15/23	200	194
3.25%, 04/15/28	200	189
3.80%, 07/15/48 (a)	100	91
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	287
Consolidated Edison Co.
5.70%, 06/15/40	100	118
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	346
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	197
Dominion Resources Inc.
2.50%, 12/01/19	200	199
4.45%, 03/15/21	200	204
2.85%, 08/15/26	350	319
7.00%, 06/15/38	200	251
DTE Electric Co.
3.38%, 03/01/25	200	196
Duke Energy Carolinas LLC
5.30%, 02/15/40	300	342
3.70%, 12/01/47	200	181
Duke Energy Corp.
1.80%, 09/01/21	350	334
Duke Energy Florida LLC
3.40%, 10/01/46	60	52
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	298
Duke Energy Progress LLC
4.20%, 08/15/45	250	245

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Entergy Arkansas Inc.
3.75%, 02/15/21	400	403
Eversource Energy
2.50%, 03/15/21	200	196
2.90%, 10/01/24	300	285
3.30%, 01/15/28	200	188
Exelon Corp.
2.85%, 06/15/20	320	317
3.95%, 06/15/25	150	150
4.95%, 06/15/35	250	258
Exelon Generation Co. LLC
4.25%, 06/15/22	375	381
FirstEnergy Corp.
4.85%, 07/15/47 (d)	250	256
Florida Power & Light Co.
3.70%, 12/01/47	40	37
Georgia Power Co.
4.25%, 12/01/19	300	304
Great Plains Energy Inc.
4.85%, 06/01/21	250	255
Iberdrola International BV
6.75%, 07/15/36	150	181
Kentucky Utilities Co.
5.13%, 11/01/40	300	341
LG&E and KU Energy LLC
3.75%, 11/15/20	300	301
MidAmerican Energy Co.
3.50%, 10/15/24	200	200
6.75%, 12/30/31	50	64
National Fuel Gas Co.
3.95%, 09/15/27 (d)	301	278
NiSource Inc.
3.49%, 05/15/27	200	189
5.95%, 06/15/41	250	285
4.38%, 05/15/47	200	190
Northern States Power Co.
2.15%, 08/15/22	200	191
4.13%, 05/15/44	500	494
NorthWestern Corp.
4.18%, 11/15/44	150	148
NSTAR Electric Co.
3.20%, 05/15/27	200	191
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	169
5.25%, 09/30/40	200	228
3.80%, 09/30/47	200	188
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	563
4.45%, 04/15/42	200	186
PacifiCorp
2.95%, 06/01/23	300	293
6.25%, 10/15/37	200	251
PECO Energy Co.
4.15%, 10/01/44	250	248
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	191
Progress Energy Inc.
7.75%, 03/01/31	300	392
PSEG Power LLC
8.63%, 04/15/31	75	98
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	189
5.50%, 03/01/40	200	234
Puget Sound Energy Inc.
5.76%, 10/01/39	200	238
San Diego Gas & Electric Co.
2.50%, 05/15/26	250	230
Sempra Energy
4.00%, 02/01/48	50	44
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	91
Southern California Edison Co.
6.00%, 01/15/34	75	87
5.63%, 02/01/36	195	221
5.95%, 02/01/38	100	118
	Shares/Par[1]	Value ($)
4.05%, 03/15/42	200	189
Southern Co.
4.25%, 07/01/36	250	238
4.40%, 07/01/46	400	380
Teco Finance Inc.
5.15%, 03/15/20	200	204
Union Electric Co.
3.65%, 04/15/45	350	321
Virginia Electric & Power Co.
6.00%, 05/15/37	200	241
4.45%, 02/15/44	100	102
Washington Gas Light Co.
3.80%, 09/15/46	200	187
Wisconsin Energy Corp.
2.45%, 06/15/20	200	197
3.55%, 06/15/25	60	59
		18,717
Total Corporate Bonds And Notes (cost $286,222)		281,870
GOVERNMENT AND AGENCY OBLIGATIONS 72.2%
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
Series A2-K014, REMIC, 3.87%, 04/25/21	993	1,008
Series A2-K017, REMIC, 2.87%, 12/25/21	360	357
Series A1-K032, REMIC, 3.02%, 02/25/23	171	170
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	551
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	496
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,000
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	992
Series A2-K047, REMIC, 3.33%, 05/25/25	500	499
Series A2-K062, REMIC, 3.41%, 12/25/26	500	496
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (e)	505	491
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,323
Series 2017-A2-M2, REMIC, 2.88%, 02/25/27 (e)	1,000	947
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (e)	500	477
		8,807
Mortgage-Backed Securities 28.3%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/27 - 02/01/47	5,717	5,526
2.00%, 01/01/29 - 03/01/32	582	549
3.00%, 02/01/24 - 06/01/48	21,203	20,544
2.50%, 12/01/31	649	627
TBA, 3.50%, 10/15/32 - 10/15/47 (f)	7,675	7,562
5.50%, 11/01/28 - 02/01/40	1,232	1,339
6.50%, 07/01/28 - 03/01/39	193	215
6.00%, 02/01/29 - 05/01/40	643	707
5.00%, 06/01/19 - 07/01/41	1,965	2,085
4.50%, 11/01/18 - 07/01/48	5,101	5,308
4.00%, 04/01/19 - 08/01/48	10,954	11,128
3.50%, 11/01/45 - 07/01/46	855	844
4.00%, 12/01/45	81	82
3.50%, 10/01/20 - 08/01/48	18,278	18,108
3.00%, 02/01/35 - 01/01/47	2,087	2,004
TBA, 3.00%, 10/15/47 (f)	1,625	1,555
TBA, 4.00%, 10/15/47 - 11/15/47 (f)	6,375	6,436
TBA, 4.50%, 10/15/46 - 11/15/47 (f)	1,250	1,289
Federal National Mortgage Association
5.50%, 12/01/18 - 02/01/42	1,988	2,158
3.50%, 03/01/26 - 04/01/46	1,120	1,108
2.00%, 09/01/28 - 02/01/32	803	760
4.00%, 03/01/20 - 03/01/48	19,198	19,501
3.00%, 11/01/26 - 04/01/48	32,485	31,476
2.50%, 07/01/31 - 01/01/32	628	606
2.00%, 11/01/31	213	200
6.50%, 07/01/32 - 12/01/38	349	387
7.00%, 02/01/31 - 02/01/38	43	48
TBA, 3.50%, 10/15/32 - 10/15/48 (f)	14,500	14,280
5.00%, 07/01/19 - 05/01/44	2,962	3,138
3.00%, 02/01/31 - 12/01/46	1,210	1,172
7.50%, 11/01/37	3	3
6.00%, 05/01/24 - 09/01/39	1,109	1,212
4.50%, 11/01/18 - 05/01/48	7,901	8,210
5.00%, 06/01/40 - 11/01/43	228	241

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.50%, 09/01/25 - 07/01/48	25,302	25,098
4.00%, 06/01/44 - 07/01/46	875	887
2.50%, 12/01/21 - 02/01/47	8,156	7,864
TBA, 3.00%, 10/15/47 (f)	2,625	2,512
TBA, 4.00%, 10/15/31 - 11/15/47 (f)	9,100	9,190
TBA, 4.50%, 10/15/46 - 11/15/47 (f)	2,700	2,785
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	229	218
2.50%, 09/20/27 - 02/20/47	1,126	1,074
8.50%, 06/15/30 - 12/15/30	1	1
5.50%, 12/15/31 - 02/20/44	1,670	1,806
6.00%, 05/15/32 - 12/20/40	301	328
6.50%, 07/15/38	27	30
5.00%, 03/15/33 - 03/20/48	2,768	2,936
3.50%, 05/15/26 - 08/20/48	18,578	18,544
3.00%, 01/20/27 - 03/20/48	13,934	13,569
TBA, 5.00%, 10/15/44 (f)	300	313
4.00%, 12/15/24 - 04/20/48	14,023	14,329
4.50%, 04/20/26 - 01/20/48	5,951	6,212
3.00%, 07/20/46 - 11/20/46	2,114	2,052
3.50%, 12/20/45 - 09/20/46	1,837	1,831
4.00%, 09/20/46	325	332
TBA, 3.00%, 10/15/47 (f)	7,800	7,554
TBA, 3.50%, 10/15/47 - 11/15/47 (f)	14,600	14,514
TBA, 4.00%, 10/15/47 - 11/15/47 (f)	4,150	4,219
TBA, 4.50%, 10/15/47 - 11/15/47 (f)	2,150	2,222
		310,828
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	200	273
Chicago Transit Authority
6.90%, 12/01/40	200	254
Commonwealth of Massachusetts
4.91%, 05/01/29	300	327
County of Cook, Illinois
6.23%, 11/15/34	100	120
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	258
Dallas County Hospital District
5.62%, 08/15/44	300	361
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	322
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	299
Los Angeles Unified School District
5.76%, 07/01/29	200	229
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	229
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	240
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	345
New York City Transitional Finance Authority
5.77%, 08/01/36	260	304
New York City Water & Sewer System
6.01%, 06/15/42	235	301
Ohio State University
4.91%, 06/01/40	200	225
3.80%, 12/01/46	500	470
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	238
4.46%, 10/01/62	300	311
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	338
State of California
3.50%, 04/01/28	80	78
7.55%, 04/01/39	300	438
7.30%, 10/01/39	150	209
State of Connecticut
5.85%, 03/15/32	125	142
State of Illinois
5.10%, 06/01/33	300	288
7.35%, 07/01/35	400	441
	Shares/Par[1]	Value ($)
State of Texas
5.52%, 04/01/39	200	245
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	548
State Public School Building Authority
5.00%, 09/15/27	300	321
Tennessee Valley Authority
5.25%, 09/15/39	200	245
5.38%, 04/01/56	300	389
		8,788
Sovereign 3.5%
African Development Bank Group
2.38%, 09/23/21	300	294
Asian Development Bank
1.63%, 08/26/20	500	488
2.25%, 01/20/21	250	246
1.88%, 08/10/22	300	287
1.75%, 06/08/21 - 09/13/22	435	417
2.75%, 03/17/23 - 01/19/28 (a)	590	572
2.13%, 03/19/25	200	187
2.38%, 08/10/27	300	281
6.38%, 10/01/28	210	260
Chile Government International Bond
3.88%, 08/05/20	100	101
Colombia Government International Bond
8.13%, 05/21/24	400	481
7.38%, 09/18/37	400	506
5.63%, 02/26/44	200	215
Council Of Europe Development Bank
1.63%, 03/10/20	500	491
European Investment Bank
1.38%, 06/15/20 (a)	340	332
4.00%, 02/16/21	500	512
2.25%, 03/15/22 (a)	240	234
2.38%, 06/15/22 (a)	500	488
2.00%, 12/15/22	500	479
2.50%, 04/15/21 - 03/15/23	800	785
1.88%, 02/10/25	500	463
Export-Import Bank of Korea
2.25%, 01/21/20	850	837
FMS Wertmanagement AoeR
1.75%, 03/17/20	300	295
Hungary Government International Bond
5.38%, 03/25/24	250	268
7.63%, 03/29/41 (a)	250	349
Hydro Quebec
9.40%, 02/01/21	250	284
Inter-American Development Bank
3.88%, 02/14/20	700	709
1.63%, 05/12/20	800	784
2.50%, 01/18/23 (a)	500	489
2.13%, 01/15/25	500	471
4.38%, 01/24/44	100	116
International Bank for Reconstruction & Development
1.38%, 05/24/21	20	19
2.25%, 06/24/21	750	736
1.38%, 09/20/21 (a)	220	210
2.13%, 12/13/21	300	292
1.63%, 02/10/22 (a)	350	335
1.88%, 10/07/19 - 10/07/22	1,670	1,638
7.63%, 01/19/23 (a)	300	354
2.50%, 07/29/25	340	326
International Finance Corp.
1.63%, 07/16/20 (a)	500	489
2.25%, 01/25/21	250	246
1.13%, 07/20/21 (a)	500	475
Israel Government AID Bond
5.50%, 04/26/24	142	159
Israel Government International Bond
4.00%, 06/30/22	500	509
Italy Government International Bond
6.88%, 09/27/23	450	488
5.38%, 06/15/33	200	209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Japan Bank for International Cooperation
1.88%, 04/20/21	200	193
3.25%, 07/20/23	200	199
3.38%, 07/31/23	400	400
2.13%, 02/10/25	250	232
2.25%, 11/04/26 (a)	400	365
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	304
Korea Development Bank
3.38%, 09/16/25	500	483
Kreditanstalt fur Wiederaufbau
1.75%, 10/15/19	650	643
4.00%, 01/27/20	1,500	1,522
1.88%, 06/30/20	620	609
2.75%, 09/08/20	500	499
1.63%, 03/15/21	220	213
1.50%, 06/15/21	665	639
2.63%, 01/25/22	700	691
2.13%, 03/07/22 (a)	290	281
2.13%, 06/15/22	240	232
2.38%, 12/29/22	300	291
2.50%, 11/20/24	800	771
2.00%, 05/02/25	680	633
0.00%, 06/29/37 (g)	150	80
Mexico Government International Bond
3.50%, 01/21/21 (a)	900	901
3.60%, 01/30/25	230	223
8.30%, 08/15/31	300	415
4.75%, 03/08/44	556	532
5.55%, 01/21/45	500	531
4.60%, 01/23/46	250	233
Nordic Investment Bank
2.25%, 02/01/21	250	246
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	245
Panama Government International Bond
5.20%, 01/30/20	200	206
6.70%, 01/26/36 (a)	400	497
4.50%, 04/16/50	200	197
Peru Government International Bond
4.13%, 08/25/27	500	515
6.55%, 03/14/37	250	316
Philippine Government International Bond
4.20%, 01/21/24	500	514
3.00%, 02/01/28	300	279
9.50%, 02/02/30	400	592
Poland Government International Bond
5.00%, 03/23/22	500	526
3.00%, 03/17/23	500	491
Province of Alberta, Canada
3.30%, 03/15/28	200	197
Province of British Columbia, Canada
6.50%, 01/15/26	70	83
Province of Manitoba, Canada
3.05%, 05/14/24 (a)	350	343
Province of Ontario, Canada
3.20%, 05/16/24	300	297
Province of Quebec, Canada
7.50%, 07/15/23	100	117
7.13%, 02/09/24	250	293
2.88%, 10/16/24	300	293
Republic of Korea
5.63%, 11/03/25	250	281
Republic of Philippines
6.38%, 01/15/32	500	612
Uruguay Government International Bond
4.38%, 10/27/27	190	193
4.13%, 11/20/45	200	184
5.10%, 06/18/50	100	102
4.98%, 04/20/55	100	100
		39,040
U.S. Government Agency Obligations 1.3%
Federal Home Loan Bank
1.50%, 10/21/19 (h)	1,000	986
	Shares/Par[1]	Value ($)
1.38%, 11/15/19 (h)	1,500	1,478
4.13%, 03/13/20 (h)	450	459
2.25%, 01/29/21 (h)	250	246
1.38%, 02/18/21 (a) (h)	500	483
1.13%, 07/14/21 (h)	900	858
2.88%, 09/13/24 (h)	300	295
5.50%, 07/15/36 (h)	700	893
Federal Home Loan Mortgage Corp.
1.40%, 08/22/19 (h)	500	494
2.50%, 04/23/20 (h)	500	498
1.38%, 05/01/20 (a) (h)	800	783
1.13%, 08/12/21 (h)	750	713
2.38%, 01/13/22 (h)	500	491
2.75%, 06/19/23 (h)	500	494
6.75%, 09/15/29 - 03/15/31 (h)	180	238
6.25%, 07/15/32 (h)	205	267
Federal National Mortgage Association
0.00%, 10/09/19 (g) (h)	680	660
1.70%, 01/27/20 (h)	1,500	1,482
1.50%, 06/22/20 (a) (h)	500	489
1.25%, 08/17/21 (a) (h)	500	477
2.63%, 09/06/24 (h)	500	487
7.25%, 05/15/30 (h)	540	738
6.63%, 11/15/30 (h)	631	829
		14,838
U.S. Treasury Securities 37.5%
U.S. Treasury Bond
8.50%, 02/15/20	1,000	1,077
8.13%, 08/15/21	1,000	1,144
6.50%, 11/15/26	270	337
6.63%, 02/15/27	460	582
6.38%, 08/15/27	150	189
6.13%, 11/15/27	20	25
5.25%, 11/15/28	1,090	1,296
5.38%, 02/15/31	960	1,186
4.50%, 02/15/36 - 08/15/39	2,569	3,062
4.63%, 02/15/40	1,150	1,410
4.38%, 11/15/39 - 05/15/41	3,678	4,373
3.88%, 08/15/40	585	649
4.25%, 05/15/39 - 11/15/40	1,854	2,168
4.75%, 02/15/41	1,485	1,857
2.75%, 08/15/42 - 11/15/47	5,723	5,253
2.88%, 05/15/43 - 08/15/45	4,405	4,157
3.63%, 08/15/43 - 02/15/44	5,065	5,437
3.75%, 11/15/43	2,640	2,890
3.38%, 05/15/44	2,930	3,020
3.13%, 11/15/41 - 05/15/48	5,900	5,824
2.50%, 02/15/45 - 05/15/46	7,390	6,453
2.25%, 08/15/46	2,085	1,721
2.88%, 11/15/46	1,555	1,462
3.00%, 05/15/42 - 08/15/48	17,245	16,623
U.S. Treasury Note
1.00%, 11/30/19	2,360	2,314
1.38%, 12/15/19	2,805	2,761
1.38%, 01/15/20 - 08/31/23	26,970	26,099
3.63%, 02/15/20 - 02/15/21	5,015	5,086
3.50%, 05/15/20	1,510	1,527
1.50%, 04/15/20 - 08/15/26	16,990	16,119
1.88%, 12/15/20 (a)	674	660
2.00%, 01/31/20 - 02/15/25	21,495	20,772
1.13%, 12/31/19 - 09/30/21	17,910	17,269
2.38%, 04/30/20 - 05/15/27	16,875	16,410
1.25%, 01/31/20 - 07/31/23	5,940	5,677
3.13%, 05/15/21	1,810	1,822
2.25%, 02/29/20 - 11/15/27	30,956	29,721
1.25%, 10/31/21	2,300	2,189
1.75%, 11/30/21	1,000	966
2.13%, 08/15/21 - 05/15/25	23,090	22,246
1.75%, 06/30/22 (a)	800	767
1.63%, 12/31/19 - 05/15/26	29,950	28,424
1.88%, 12/31/19 - 08/31/24	22,410	21,672
1.75%, 11/30/19 - 05/15/23	22,820	21,983
2.63%, 02/28/23 (a)	2,060	2,034
2.63%, 07/31/20 - 03/31/25	22,961	22,788

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
1.63%, 10/31/23	2,820	2,644
2.50%, 06/30/20 - 05/15/24	9,579	9,404
2.88%, 09/30/23 - 05/15/28	12,375	12,260
2.75%, 09/30/20 - 02/15/28	35,150	34,790
3.00%, 09/30/25	1,680	1,678
2.00%, 12/31/21 - 11/15/26	7,740	7,300
2.88%, 08/15/28 (a)	2,500	2,462
		412,039
Total Government And Agency Obligations (cost $815,029)		794,340
SHORT TERM INVESTMENTS 8.3%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (i) (j)	75,282	75,282
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (i) (j)	15,612	15,612
Total Short Term Investments (cost $90,894)		90,894
Total Investments 108.0% (cost $1,213,601)		1,188,017
Total Forward Sales Commitments (0.3)% (proceeds $3,055)		(3,050)
Other Assets and Liabilities, Net (7.7)%		(84,963)
Total Net Assets 100.0%		1,100,004

(a) All or portion of the security was on loan.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $5,092 and 0.5%, respectively.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $74,792.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 10/15/32 (a)	(70)	(71)
TBA, 2.50%, 11/15/32 (a)	(150)	(145)
TBA, 2.50%, 11/15/43 (a)	(150)	(138)
Federal National Mortgage Association
TBA, 3.00%, 11/15/30 (a)	(150)	(148)
TBA, 4.50%, 10/15/32 (a)	(100)	(101)
TBA, 2.50%, 10/15/47 (a)	(100)	(93)
TBA, 5.00%, 10/15/47 (a)	(300)	(315)
TBA, 2.50%, 11/15/47 (a)	(200)	(185)
TBA, 3.00%, 11/15/47 (a)	(250)	(239)
Government National Mortgage Association
TBA, 3.00%, 10/15/46 (a)	(50)	(48)
TBA, 5.00%, 10/15/46 (a)	(400)	(415)
TBA, 5.50%, 10/15/47 (a)	(1,075)	(1,152)
Total Government And Agency Obligations (proceeds $3,055)		(3,050)
Total Forward Sales Commitments (0.3%) (proceeds $3,055)		(3,050)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $3,055.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.4%
Utilities 99.4%
AES Corp.	62	862
Allete Inc.	5	359
Alliant Energy Corp.	22	917
Ameren Corp.	23	1,433
American Electric Power Co. Inc.	46	3,256
American States Water Co.	3	205
American Water Works Co. Inc.	17	1,463
Aqua America Inc.	17	608
AquaVenture Holdings Ltd. (a)	1	19
Atmos Energy Corp.	10	971
Avista Corp.	6	310
Black Hills Corp.	5	291
California Water Service Group	4	188
CenterPoint Energy Inc.	46	1,265
Chesapeake Utilities Corp.	2	125
Clearway Energy Inc. - Class A	3	60
Clearway Energy Inc. - Class C	6	115
CMS Energy Corp.	26	1,294
Connecticut Water Services Inc.	1	79
Consolidated Edison Inc.	29	2,209
Dominion Energy Inc. (b)	61	4,276
DTE Energy Co.	17	1,841
Duke Energy Corp.	65	5,230
Edison International	30	2,054
El Paso Electric Co.	4	220
Entergy Corp.	17	1,364
Evergy Inc.	25	1,386
Eversource Energy	29	1,810
Exelon Corp.	90	3,930
FirstEnergy Corp.	44	1,648
Hawaiian Electric Industries Inc.	10	362
IDACORP Inc.	5	464
MDU Resources Group Inc.	17	443
MGE Energy Inc.	3	202
Middlesex Water Co.	2	72
National Fuel Gas Co.	7	403
New Jersey Resources Corp.	8	378
NextEra Energy Inc.	44	7,365
NextEra Energy Partners LP (b)	5	249
NiSource Inc.	34	842
Northwest Natural Gas Co.	3	176
NorthWestern Corp.	5	272
NRG Energy Inc.	28	1,041
OGE Energy Corp.	19	680
ONE Gas Inc.	5	401
Ormat Technologies Inc.	4	188

	Shares/Par[1]	Value ($)
Otter Tail Corp.	3	156
Pattern Energy Group Inc. - Class A (b)	8	156
PG&E Corp.	48	2,217
Pinnacle West Capital Corp.	11	830
PNM Resources Inc.	7	294
Portland General Electric Co.	8	377
PPL Corp.	65	1,902
Public Service Enterprise Group Inc.	47	2,488
SCANA Corp.	13	489
Sempra Energy	23	2,663
SJW Corp.	1	86
South Jersey Industries Inc.	8	282
Southern Co.	94	4,113
Southwest Gas Corp.	5	357
Spark Energy Inc. - Class A (b)	1	7
Spire Inc.	5	349
TerraForm Power Inc. - Class A	6	72
UGI Corp.	16	894
Unitil Corp.	1	70
Vectren Corp.	8	551
Vistra Energy Corp. (a)	32	792
WEC Energy Group Inc.	29	1,958
Xcel Energy Inc.	48	2,242
York Water Co.	1	34
Total Common Stocks (cost $69,738)		76,705
INVESTMENT COMPANIES 0.0%
Vanguard Utilities ETF (b)	—	32
Total Investment Companies (cost $32)		32
SHORT TERM INVESTMENTS 4.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	1,085	1,085
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	2,325	2,325
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	20	20
Total Short Term Investments (cost $3,430)		3,430
Total Investments 103.9% (cost $73,200)		80,167
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (3.9)%		(3,039)
Total Net Assets 100.0%		77,136

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Utilities Select Sector	8	December 2018	436	8	(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.1%
Communication Services 1.1%
Altice USA Inc. - Class A	300	5,444
Interpublic Group of Cos. Inc.	431	9,852
		15,296
Consumer Discretionary 8.1%
Adient Plc (a)	137	5,369
ARAMARK Corp.	222	9,557
Brunswick Corp.	136	9,142
HanesBrands Inc. (a)	489	9,008
Harley-Davidson Inc.	174	7,903
Hilton Worldwide Holdings Inc.	114	9,177
Limited Brands Inc.	214	6,495
Michaels Cos. Inc. (a) (b)	267	4,331
Newell Brands Inc.	326	6,618
PVH Corp.	71	10,277
Royal Caribbean Cruises Ltd.	77	10,035
Toll Brothers Inc.	120	3,948
Tractor Supply Co.	137	12,485
Urban Outfitters Inc. (b)	119	4,855
Whirlpool Corp.	72	8,578
		117,778
Consumer Staples 5.9%
Archer-Daniels-Midland Co.	244	12,280
BJ's Wholesale Club Holdings Inc. (a) (b)	142	3,804
Coca-Cola European Partners Plc	258	11,740
Coty Inc. - Class A	390	4,894
Ingredion Inc.	73	7,641
JM Smucker Co.	80	8,234
Kroger Co.	184	5,365
Molson Coors Brewing Co. - Class B	95	5,836
Post Holdings Inc. (b)	49	4,817
Sanderson Farms Inc.	62	6,384
TreeHouse Foods Inc. (b)	79	3,784
Tyson Foods Inc. - Class A	177	10,522
		85,301
Energy 7.8%
Andeavor Corp.	111	17,095
Cabot Oil & Gas Corp.	427	9,611
Concho Resources Inc. (b)	42	6,351
Energen Corp. (b)	82	7,065
EQT Corp.	152	6,701
Forum Energy Technologies Inc. (b)	361	3,741
Frank's International NV (a) (b)	718	6,233
Hess Corp.	202	14,454
Oil States International Inc. (b)	204	6,773
Patterson-UTI Energy Inc.	239	4,081
PDC Energy Inc. (b)	129	6,308
Pioneer Natural Resources Co.	70	12,243
Plains GP Holdings LP - Class A (b)	509	12,492
		113,148
Financials 21.8%
Annaly Capital Management Inc.	449	4,592
Apollo Global Management LLC - Class A	277	9,585
Arthur J Gallagher & Co.	162	12,085
Assurant Inc.	111	12,013
Athene Holding Ltd. - Class A (b)	215	11,103
Brighthouse Financial Inc. (b)	46	2,034
Citizens Financial Group Inc.	242	9,353
Comerica Inc.	169	15,278
Discover Financial Services	183	13,998
Element Financial Corp. (a)	711	3,659
Everest Re Group Ltd.	49	11,216
Fifth Third Bancorp	456	12,736
Hanover Insurance Group Inc.	83	10,271
Hartford Financial Services Group Inc.	384	19,174
Huntington Bancshares Inc.	1,118	16,686
Invesco Ltd.	414	9,476
KeyCorp	916	18,225
Lincoln National Corp.	148	10,008
M&T Bank Corp.	70	11,550
	Shares/Par[1]	Value ($)
NASDAQ Inc.	202	17,314
Northern Trust Corp.	126	12,860
Raymond James Financial Inc.	139	12,809
Signature Bank	92	10,571
SunTrust Banks Inc.	249	16,643
TD Ameritrade Holding Corp.	236	12,486
Unum Group	197	7,701
Wintrust Financial Corp.	141	11,966
		315,392
Health Care 6.2%
AmerisourceBergen Corp.	106	9,732
Mylan NV (b)	242	8,854
PerkinElmer Inc.	99	9,659
Premier Inc. - Class A (b)	209	9,586
Quest Diagnostics Inc.	119	12,788
Steris Plc	103	11,736
Universal Health Services Inc. - Class B	91	11,580
Zimmer Biomet Holdings Inc.	124	16,300
		90,235
Industrials 14.0%
AGCO Corp.	157	9,567
Alaska Air Group Inc.	87	5,969
Brenntag AG	91	5,638
Clean Harbors Inc. (b)	137	9,797
Delta Air Lines Inc.	234	13,519
Eaton Corp. Plc	165	14,279
Gates Industrial Corp. Plc (a) (b)	410	7,989
Harris Corp.	80	13,584
HD Supply Holdings Inc. (b)	346	14,810
ITT Inc.	174	10,659
Kansas City Southern	96	10,863
KBR Inc.	480	10,133
L3 Technologies Inc.	79	16,861
NOW Inc. (b)	365	6,049
Owens Corning Inc.	192	10,436
Regal-Beloit Corp.	98	8,117
Sensata Technologies Holding Plc (b)	190	9,420
Stanley Black & Decker Inc.	103	15,126
Univar Inc. (b)	320	9,806
		202,622
Information Technology 11.9%
Amdocs Ltd.	207	13,659
Analog Devices Inc.	139	12,895
Check Point Software Technologies Ltd. (b)	89	10,437
Fidelity National Information Services Inc.	151	16,415
First Data Corp. - Class A (b)	544	13,302
Global Payments Inc.	84	10,703
Keysight Technologies Inc. (b)	199	13,160
Leidos Holdings Inc.	149	10,278
Marvell Technology Group Ltd.	471	9,092
Maxim Integrated Products Inc.	201	11,349
Motorola Solutions Inc.	72	9,305
NCR Corp. (b)	259	7,358
Nice Ltd. - ADR (a) (b)	99	11,296
TE Connectivity Ltd.	96	8,424
Verint Systems Inc. (b)	103	5,136
Xerox Corp.	332	8,950
		171,759
Materials 6.8%
Axalta Coating Systems Ltd. (b)	387	11,288
Berry Global Group Inc. (b)	227	10,996
Celanese Corp. - Class A	87	9,938
Eastman Chemical Co.	162	15,484
Graphic Packaging Holding Co.	641	8,977
PPG Industries Inc.	96	10,424
RPM International Inc.	161	10,427
Sealed Air Corp.	184	7,393
Vulcan Materials Co.	44	4,881
WestRock Co.	154	8,227
		98,035
Real Estate 6.2%
Brixmor Property Group Inc.	550	9,637
EPR Properties	152	10,424

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Life Storage Inc.	167	15,851
Medical Properties Trust Inc.	947	14,123
Mid-America Apartment Communities Inc.	113	11,336
Realogy Holdings Corp. (a)	188	3,872
Sun Communities Inc.	103	10,435
Washington Prime Group Inc.	466	3,400
WP Carey Inc.	174	11,177
		90,255
Utilities 9.3%
AES Corp.	579	8,108
CenterPoint Energy Inc.	373	10,325
CMS Energy Corp.	259	12,672
DTE Energy Co.	120	13,085
Eversource Energy	190	11,699
FirstEnergy Corp.	216	8,035
NiSource Inc.	314	7,828
Pinnacle West Capital Corp.	160	12,661
Public Service Enterprise Group Inc.	284	14,990
Sempra Energy	91	10,400
South Jersey Industries Inc. (a)	144	5,076
Southern Co.	241	10,489
WEC Energy Group Inc.	145	9,691
		135,059
Total Common Stocks (cost $1,350,843)		1,434,880
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	19,052	19,052
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	18,004	18,004
Total Short Term Investments (cost $37,056)		37,056
Total Investments 101.7% (cost $1,387,899)		1,471,936
Other Assets and Liabilities, Net (1.7)%		(24,262)
Total Net Assets 100.0%		1,447,674

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 100.0%
Communication Services 9.0%
Comcast Corp. - Class A	195	6,919
Facebook Inc. - Class A (a)	21	3,513
John Wiley & Sons Inc. - Class A	62	3,739
Twenty-First Century Fox Inc. - Class A	76	3,515
Walt Disney Co.	63	7,334
		25,020
Consumer Discretionary 7.4%
Amazon.com Inc. (a)	4	7,423
Limited Brands Inc.	93	2,826
McDonald's Corp.	21	3,509
Starbucks Corp.	122	6,953
		20,711
Consumer Staples 18.2%
Campbell Soup Co. (b)	176	6,449
Colgate-Palmolive Co.	51	3,441
General Mills Inc.	145	6,244
Hershey Co.	68	6,935
Mondelez International Inc. - Class A	162	6,947
PepsiCo Inc.	62	6,888
Philip Morris International Inc.	83	6,784
Procter & Gamble Co.	85	7,052
		50,740
Financials 9.6%
American Express Co.	34	3,627
BlackRock Inc.	7	3,450
Charles Schwab Corp.	68	3,334
Franklin Resources Inc.	99	3,007
State Street Corp.	40	3,329
T. Rowe Price Group Inc.	31	3,409
Wells Fargo & Co.	125	6,567
		26,723
Health Care 31.4%
Allergan Plc	38	7,142
AmerisourceBergen Corp.	76	6,992
Amgen Inc.	18	3,785
Biogen Inc. (a)	21	7,483
Bristol-Myers Squibb Co.	62	3,819
Cardinal Health Inc.	126	6,815
CVS Health Corp.	47	3,717
Eli Lilly & Co.	39	4,158
Express Scripts Holding Co. (a)	41	3,912
Gilead Sciences Inc.	94	7,242
McKesson Corp.	49	6,511
Medtronic Plc	75	7,360
Merck & Co. Inc.	54	3,821
Pfizer Inc.	174	7,680
Zimmer Biomet Holdings Inc.	56	7,427
		87,864
Industrials 3.6%
General Dynamics Corp.	18	3,589
General Electric Co.	249	2,808
United Technologies Corp.	26	3,681
		10,078
Information Technology 14.6%
Applied Materials Inc.	90	3,463
Guidewire Software Inc. (a)	35	3,571
Intel Corp.	77	3,620
KLA-Tencor Corp.	33	3,399
Microchip Technology Inc. (b)	75	5,884
Microsoft Corp.	31	3,565
Salesforce.com Inc. (a)	46	7,362
ServiceNow Inc. (a)	17	3,355
Western Union Co.	342	6,512
		40,731
Materials 2.5%
Compass Minerals International Inc. (b)	105	7,088
Real Estate 1.2%
Jones Lang LaSalle Inc.	24	3,436
	Shares/Par[1]	Value ($)
Utilities 2.5%
Dominion Energy Inc.	99	6,982
Total Common Stocks (cost $273,196)		279,373
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	788	788
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	2,546	2,546
Total Short Term Investments (cost $3,334)		3,334
Total Investments 101.2% (cost $276,530)		282,707
Other Assets and Liabilities, Net (1.2)%		(3,334)
Total Net Assets 100.0%		279,373

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 41.4%
Communication Services 4.7%
Alphabet Inc. - Class A (b) (c)	6	6,622
Alphabet Inc. - Class C (b) (c)	5	6,184
AMC Networks Inc. - Class A (b)	26	1,725
Astro Malaysia Holdings Bhd	309	110
AT&T Inc. (d)	2	81
Baidu.com - Class A - ADR (b)	12	2,816
CenturyLink Inc.	18	382
Charter Communications Inc. - Class A (b)	6	1,931
China Mobile Ltd. - ADR	60	2,938
Clear Channel Outdoor Holdings Inc. - Class A	18	109
Comcast Corp. - Class A	61	2,177
Discovery Inc. - Class C (b)	17	493
Facebook Inc. - Class A (b) (c)	60	9,923
IAC/InterActiveCorp. (b)	3	628
John Wiley & Sons Inc. - Class A	7	412
KT Corp. - ADR (c)	162	2,411
LG Uplus Corp.	44	721
Momo Inc. - ADR (b)	8	343
Telkom SA Ltd.	89	327
T-Mobile US Inc. (b)	8	549
Tribune Media Co. - Class A	3	119
TripAdvisor Inc. (b)	2	102
Twenty-First Century Fox Inc. - Class B	281	12,868
Yandex NV - Class A (b)	41	1,352
YY Inc. - Class A - ADS (b)	5	382
		55,705
Consumer Discretionary 6.4%
Aaron's Inc.	6	305
Alibaba Group Holding Ltd. - ADS (b)	72	11,779
Amazon.com Inc. (b) (c)	6	12,899
American Eagle Outfitters Inc.	8	206
Best Buy Co. Inc.	2	119
Brinker International Inc.	20	953
Caesars Entertainment Corp. (b)	16	168
China Meidong Auto Holdings Ltd.	2,162	1,011
Deckers Outdoor Corp. (b) (c)	16	1,850
Delphi Technologies Plc	4	110
Dick's Sporting Goods Inc.	31	1,103
Dillard's Inc. - Class A	4	282
DP Eurasia NV (b)	214	237
Expedia Group Inc.	13	1,690
Extended Stay America Inc. - Class B	26	522
Foot Locker Inc.	23	1,152
Galaxy Entertainment Group Ltd.	35	222
H&R Block Inc. (c)	2	62
Hyatt Hotels Corp. - Class A	19	1,496
Hyundai Mobis	7	1,419
Imperial Holdings Ltd.	21	263
JD.com Inc. - Class A - ADR (b)	45	1,187
KB Home	39	932
Kia Motors Corp.	14	430
Kohl's Corp. (c)	30	2,259
Las Vegas Sands Corp.	25	1,508
Lear Corp. (c)	4	515
Liberty Expedia Holdings Inc. - Class A (b)	24	1,152
Lululemon Athletica Inc. (b)	1	122
Macy's Inc. (c)	57	1,990
Magna International Inc.	7	347
Mavi Jeans	180	1,066
Melco Resorts And Entertainment Philippines Corp. (b)	6,790	888
Michael Kors Holdings Ltd. (b)	6	411
Mohawk Industries Inc. (b)	9	1,605
Naspers Ltd. - Class N	24	5,185
Nemak SAB de CV	280	210
Pulte Homes Inc.	5	129
Ralph Lauren Corp. - Class A (c)	13	1,829
Signet Jewelers Ltd.	6	363
SJM Holdings Ltd.	1,469	1,358
Stars Group Inc. (b)	7	162
	Shares/Par[1]	Value ($)
Tupy SA	89	447
Under Armour Inc. - Class A (b) (c)	238	5,048
Urban Outfitters Inc. (b)	6	237
Westlife Development Ltd. (b)	26	124
WPP Plc	115	1,679
Xinyi Glass Holdings Ltd.	754	952
Yum China Holdings Inc. (c)	149	5,241
Zhongsheng Group Holdings Ltd.	328	797
		76,021
Consumer Staples 3.3%
Adecoagro SA (b) (c)	55	407
AMBEV SA	281	1,283
AMBEV SA - ADR	621	2,839
Anheuser-Busch InBev NV - ADR (c)	11	951
Boston Beer Co. Inc. - Class A (b)	1	388
Clover Industries Ltd.	581	620
Coca-Cola Co. (c)	91	4,196
Danone SA - ADR	317	4,899
Darling Ingredients Inc. (b)	14	263
Heineken Holding NV	7	636
Herbalife Nutrition Ltd. (b)	24	1,320
Jeronimo Martins SGPS SA	54	796
Kroger Co.	33	958
Mondelez International Inc. - Class A	31	1,319
Monster Beverage Corp. (b) (c)	84	4,915
Nu Skin Enterprises Inc. - Class A (c)	4	305
Philip Morris International Inc.	9	724
Pinnacle Foods Inc.	126	8,179
Procter & Gamble Co. (c)	35	2,886
Rite Aid Corp. (b)	5	7
TreeHouse Foods Inc. (b)	7	335
US Foods Holding Corp. (b)	19	570
Wal-Mart de Mexico SAB de CV	133	407
		39,203
Energy 2.8%
Alta Mesa Resources Inc. - Class A (b)	17	72
Andeavor Corp.	35	5,408
Apergy Corp. (b)	5	196
Berry Petroleum Co. (e) (f)	4	62
Cameco Corp.	10	119
CNX Resources Corp. (b)	13	186
Columbia Pipeline Group Inc. (b) (e) (g) (aa)	42	1,062
ConocoPhillips Co. (c)	30	2,322
Diamond Offshore Drilling Inc. (b)	24	482
Energy Transfer Partners LP	29	647
Enerplus Corp. (c)	5	59
Gazprom Neft PJSC	226	1,281
HollyFrontier Corp. (c)	25	1,727
Kinder Morgan Inc.	83	1,469
Lukoil PJSC - ADR	27	2,083
Marathon Oil Corp. (c)	81	1,897
Murphy Oil Corp. (c)	25	824
Noble Corp. Plc (b)	113	795
Ocean Rig UDW Inc. (b)	83	2,876
PBF Energy Inc. - Class A	15	744
Peabody Energy Corp.	39	1,401
PT Tambang Batubara Bukit Asam Tbk	588	171
Schlumberger Ltd. (c)	82	4,999
Valero Energy Corp. (c)	2	182
Vista Oil & Gas SAB de CV - Class A (b) (h) (i)	73	660
Whiting Petroleum Corp. (b)	22	1,162
YPF SA - Class D - ADR (h)	10	147
		33,033
Financials 6.5%
Abu Dhabi Commercial Bank PJSC	373	805
Ally Financial Inc.	44	1,167
American Equity Investment Life Holding Co.	33	1,170
American Express Co.	9	972
American International Group Inc. (c)	70	3,714
Aon Plc - Class A (c)	18	2,719
Aspen Insurance Holdings Ltd.	47	1,970
Avista Healthcare Public Acquisition Corp. - Class A (b)	132	1,336
Banco Macro SA - Class B - ADR	5	187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Bank Danamon Indonesia Tbk PT - Class A	1,801	872
Bank of America Corp. (c)	84	2,470
Bank Rakyat Indonesia Persero Tbk PT	973	206
Big Rock Partners Acquisition Corp. (b)	61	609
Bison Capital Acquisition Corp. (b)	58	590
Black Ridge Acquisition Corp. (b)	45	436
Bolsa Mexicana de Valores SAB de CV - Class A	659	1,347
Capital One Financial Corp.	11	1,016
China Construction Bank Corp. - Class H	981	856
Chinatrust Financial Holding Co. Ltd.	925	697
CIT Group Inc. (c)	55	2,859
Citigroup Inc. (c)	37	2,687
CM Seven Star Acquisition Corp. (b)	131	1,315
Comerica Inc.	9	821
Commerce Bancshares Inc.	2	119
Constellation Alpha Capital Corp. (b)	207	2,100
Credito Real SAB de CV SOFOM ER	549	754
DBS Group Holdings Ltd.	18	343
DGB Financial Group Inc.	87	798
Ditech Holding Corp. (b)	2	8
Easterly Acquisition Corp. (b)	118	1,228
Fifth Third Bancorp	37	1,047
First American Financial Corp.	4	196
Fubon Financial Holding Co. Ltd.	478	811
GigCapital Inc. (b)	162	1,608
Gordon Pointe Acquisition Corp. - Class A (b)	8	83
Groupe Bruxelles Lambert SA	20	2,128
Grupo Financiero Galicia SA - Class B - ADR (h)	8	194
Industrea Acquisition Corp. - Class A (b)	138	1,407
Industrial & Commercial Bank of China Ltd. - Class H	542	396
Industrial Bank of Korea	35	483
Interactive Brokers Group Inc.	2	127
Jefferies Financial Group Inc.	113	2,482
KB Financial Group Inc.	35	1,686
LendingTree Inc. (b)	4	943
Lincoln National Corp. (c)	1	61
LPL Financial Holdings Inc.	23	1,454
Meritz Fire & Marine Insurance Co. Ltd.	15	268
Modern Media Acquisition Corp. (b)	166	1,670
Moscow Exchange MICEX-RTS OAO	222	330
Navient Corp.	65	882
Nelnet Inc. - Class A	21	1,201
OTP Bank Plc	44	1,627
Pensare Acquisition Corp. (b)	91	908
Ping An Insurance Group Co. of China Ltd. - Class H	55	558
Progressive Corp.	11	781
Pure Acquisition Corp. - Class A (b)	54	520
Qualitas Controladora SAB de CV - Class I	121	324
Royal Bank of Scotland Group Plc	252	817
Santander Consumer USA Holdings Inc.	63	1,269
Sberbank of Russia - ADR (h)	191	2,423
SEI Investments Co. (c)	45	2,726
SunTrust Banks Inc.	14	942
TCF Financial Corp.	6	143
Thunder Bridge Acquisition Ltd. (b)	20	197
Tiberius Acquisition Corp. (b)	135	1,298
Tisco Financial Group PCL	223	578
Trinity Merger Corp. - Class A (b)	113	1,107
United Overseas Bank Ltd.	57	1,123
Unum Group	5	188
VeriSign Inc. (b) (c)	3	408
Waddell & Reed Financial Inc. - Class A	39	818
Wells Fargo & Co.	28	1,498
WL Ross Holding Corp. (b) (e) (f) (g)	13	131
WLRS Fund I LLC (b) (e) (f) (g)	—	80
		76,092
Health Care 4.7%
AbbVie Inc. (c)	19	1,835
Adcock Ingram Holdings Ltd. (h)	188	834
Aetna Inc.	16	3,232
Alexion Pharmaceuticals Inc. (b)	1	125
Allergan Plc	2	362
Amgen Inc. (c)	10	1,990
Biogen Inc. (b) (c)	6	2,240
	Shares/Par[1]	Value ($)
Cerner Corp. (b) (c)	80	5,133
DaVita Inc. (b)	1	93
Encompass Health Corp.	21	1,668
Endo International Plc (b)	86	1,447
Express Scripts Holding Co. (b) (c)	55	5,257
Gilead Sciences Inc. (c)	14	1,096
Haemonetics Corp. (b)	11	1,272
HCA Healthcare Inc.	4	570
Ligand Pharmaceuticals Inc. (b)	2	563
Mylan NV (b)	53	1,937
Nektar Therapeutics (b)	4	250
Novartis AG - ADR	62	5,382
Novo Nordisk A/S - ADR	119	5,594
NxStage Medical Inc. (b)	74	2,055
Qualicorp SA	361	1,452
Regeneron Pharmaceuticals Inc. (b) (c)	17	6,845
Shire Plc - ADR (d)	4	800
Tenet Healthcare Corp. (b) (c)	37	1,056
Thermo Fisher Scientific Inc.	1	273
United Therapeutics Corp. (b) (c)	8	1,004
Vertex Pharmaceuticals Inc. (b) (c)	4	684
WellCare Health Plans Inc. (b)	1	397
		55,446
Industrials 4.1%
Air Lease Corp. - Class A (c)	43	1,990
Allison Transmission Holdings Inc. (c)	45	2,330
Arconic Inc. (c)	140	3,077
Avis Budget Group Inc. (b)	7	231
Barloworld Ltd.	141	1,229
CSX Corp.	9	666
Daelim Industrial Co. Ltd.	5	378
Dun & Bradstreet Corp.	2	241
Esterline Technologies Corp. (b)	14	1,283
Expeditors International of Washington Inc. (c)	70	5,139
Fosun International Ltd.	360	636
Graphite India Ltd.	8	96
Hanwha Corp.	44	1,303
HD Supply Holdings Inc. (b) (c)	7	300
HEG Ltd.	3	128
Jardine Strategic Holdings Ltd.	15	537
KAR Auction Services Inc.	5	310
KLX Inc. (b)	59	3,720
Korn/Ferry International	15	714
LS Industrial Systems Co. Ltd.	9	614
Meggitt Plc	275	2,028
Nexeo Solutions Inc. (b)	95	1,170
Robert Half International Inc.	11	788
Rockwell Collins Inc. (c)	66	9,214
Simpson Manufacturing Co. Inc.	2	116
Tegma Gestao Logistica SA	194	799
Terex Corp.	16	639
Textron Inc.	7	522
Turk Traktor ve Ziraat Makineleri A/S	70	557
United Continental Holdings Inc. (b)	12	1,104
United Rentals Inc. (b)	1	98
United Technologies Corp. (c)	22	3,077
USG Corp.	11	489
Waberer's International Zrt. (b) (e)	78	726
WW Grainger Inc. (c)	5	1,787
Yangzijiang Shipbuilding Holdings Ltd.	324	294
		48,330
Information Technology 4.4%
Adyen NV (b) (j)	4	2,907
Akamai Technologies Inc. (b)	22	1,639
Analog Devices Inc. (c)	24	2,258
ASGN Inc. (b)	4	332
Aspen Technology Inc. (b)	5	558
Broadcom Inc.	12	2,844
CA Inc.	11	490
CACI International Inc. - Class A (b)	2	304
Cadence Design Systems Inc. (b) (c)	4	195
Ciena Corp. (b)	4	131
Cisco Systems Inc.	3	156
Citrix Systems Inc. (b)	14	1,523

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Cypress Semiconductor Corp.	20	287
Dell Technologies Inc. - Class V (b)	7	651
F5 Networks Inc. (b)	4	867
Fortinet Inc. (b) (c)	24	2,178
Hon Hai Precision Industry Co. Ltd.	126	327
HP Inc. (c)	65	1,683
Infosys Ltd.	157	1,583
Intel Corp.	4	184
InterDigital Inc.	10	816
Italiaonline SpA (b)	27	71
Micron Technology Inc. (b) (c)	40	1,807
Microsoft Corp. (c)	17	1,947
NAVER Corp.	1	376
NetApp Inc. (c)	24	2,061
Nexon Co. Ltd. (b)	2	27
NXP Semiconductors NV (b) (d)	44	3,737
Oracle Corp. (c)	244	12,567
Orbotech Ltd. (b)	57	3,378
Perspecta Inc.	8	203
Tata Consultancy Services Ltd.	9	281
TE Connectivity Ltd. (c)	25	2,229
Total System Services Inc.	6	612
Venture Corp. Ltd.	19	249
Western Digital Corp.	2	123
Zebra Technologies Corp. - Class A (b)	2	336
		51,917
Materials 2.1%
Alcoa Corp. (b)	7	263
Axalta Coating Systems Ltd. (b)	22	636
CF Industries Holdings Inc. (c)	30	1,655
Domtar Corp.	27	1,429
DowDuPont Inc.	—	6
Freeport-McMoRan Inc. - Class B (c)	73	1,014
Glencore Plc	366	1,577
HeidelbergCement AG	19	1,475
Honam Petrochemical Corp.	2	578
Huntsman Corp. (d)	148	4,011
LafargeHolcim Ltd.	35	1,720
Louisiana-Pacific Corp. (c)	54	1,423
LyondellBasell Industries NV - Class A	15	1,548
Methanex Corp.	6	459
Mexichem SAB de CV	236	812
Newmont Mining Corp.	14	423
Norbord Inc.	22	730
Owens-Illinois Inc. (b)	64	1,194
Petra Diamonds Ltd. (b) (h)	873	429
Rio Tinto Plc	31	1,548
Teck Resources Ltd. - Class B	15	369
Valencia Bidco LLC (b) (e) (i)	188	235
West China Cement Ltd.	5,656	1,064
		24,598
Real Estate 2.1%
Atrium European Real Estate Ltd.	121	535
Brookfield Property REIT Inc. - Class A	32	673
CFE Capital S de RL de CV	230	220
CIBanco SA Institucion de Banca Multiple	381	456
Concentradora Fibra Danhos SA de CV	410	664
CoreCivic Inc.	18	450
Country Garden Holdings Co. Ltd.	282	355
CubeSmart (c)	24	679
EastGroup Properties Inc.	12	1,167
Emaar Malls Group PJSC	1,185	590
EPR Properties	11	725
Equity Lifestyle Properties Inc.	9	839
Extra Space Storage Inc. (c)	7	580
Fibra Uno Administracion SA de CV	512	674
Forest City Realty Trust Inc. - Class A	5	122
Gramercy Property Trust (c)	134	3,666
Host Hotels & Resorts Inc. (c)	88	1,850
Jones Lang LaSalle Inc. (c)	7	996
K. Wah International Holdings Ltd.	2,262	1,071
Lamar Advertising Co. - Class A	9	677
Life Storage Inc.	10	933
National Health Investors Inc.	9	665
	Shares/Par[1]	Value ($)
Park Hotels & Resorts Inc. (c)	54	1,779
Rayonier Inc.	18	612
Realogy Holdings Corp.	14	283
Simon Property Group Inc.	7	1,299
Swire Pacific Ltd. - Class A	88	970
Swire Properties Ltd.	136	516
Xenia Hotels & Resorts Inc.	8	192
		24,238
Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	55	322
FirstEnergy Corp.	6	230
Gujarat State Petronet Ltd. (e)	562	1,351
NRG Energy Inc.	5	198
PG&E Corp.	26	1,202
		3,303
Total Common Stocks (cost $456,968)		487,886
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (k)	11	750
Energy 0.0%
Berry Petroleum Co. (b)	—	—
Sanchez Energy Corp. - Series A, 4.88% (k) (l)	9	58
Surgutneftegas OAO	280	163
		221
Financials 0.1%
Ditech Holding Corp. (b) (k) (l) (m)	—	18
Itau Unibanco Holding SA (k)	41	446
Sberbank of Russia	432	1,127
		1,591
Information Technology 0.2%
Samsung Electronics Co. Ltd.	76	2,603
Real Estate 0.1%
Colony Capital Inc., 8.75%, (callable at 25 begininng 05/15/19) (l)	47	1,204
LaSalle Hotel Properties - Series I, 6.38%, (callable at 25 beginning 11/14/18) (l)	8	197
		1,401
Utilities 0.1%
CenterPoint Energy Inc., 7.00%, 09/01/21 (b) (k)	9	466
Total Preferred Stocks (cost $7,109)		7,032
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (b)	61	25
Bison Capital Acquisition Corp. (b)	58	30
Black Ridge Acquisition Corp. (b)	45	14
CM Seven Star Acquisition Corp. (b)	131	65
GigCapital Inc. (b)	162	86
Modern Media Acquisition Corp. (b)	166	66
Nexstar Broadcasting Inc. (b) (i)	127	13
Pensare Acquisition Corp. (b)	91	41
Total Rights (cost $245)		340
WARRANTS 0.1%
Big Rock Partners Acquisition Corp. (b)	30	9
Bison Capital Acquisition Corp. (b)	29	14
Black Ridge Acquisition Corp. (b)	45	19
CM Seven Star Acquisition Corp. (b)	65	31
Ditech Holding Corp. (b) (g)	2	5
Ditech Holding Corp. (b) (g)	3	7
Federal Street Acquisition Corp. (b)	7	10
GigCapital Inc. (b)	121	60
Modern Media Acquisition Corp. (b)	83	46
Pensare Acquisition Corp. (b)	46	21
Pure Acquisition Corp. (b)	27	36
Tiberius Acquisition Corp. (b)	135	69
TORM A/S (b) (g)	4	—
Trinity Merger Corp. (b)	113	56
Urbi Desarrollos Urbanos SAB de CV (b) (g)	14	1
Vista Oil & Gas SAB de CV (b) (e) (i)	32	7
Total Warrants (cost $365)		391
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.1%
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (i) (j) (n)	3,000	3,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Apidos CLO XXII
Series 2015-D-22A, 8.35%, (3M US LIBOR + 6.00%), 10/20/27 (j) (n)	500	500
Apidos CLO XXIV
Series 2016-DR-24A, 7.95%, (3M US LIBOR + 5.80%), 10/20/30 (j) (n)	500	497
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (j)	544	536
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.61%, 07/28/27 (j) (n)	1,083	910
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 4.62%, 09/15/21 (j)	1,250	1,250
Bayview Opportunity Master Fund IIIB Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/33 (j) (o)	2,000	2,000
BBCMS Trust
Series 2018-E-CBM, 5.31%, (1M US LIBOR + 0.00%), 07/15/20 (j) (n)	470	475
Canyon Capital CLO Ltd.
Series 2014-DR-1A, 7.84%, (3M US LIBOR + 5.50%), 01/30/31 (j) (n)	700	688
Carlyle Global Market Strategies CLO Ltd.
Series 2014-D-2RA, 5.13%, (3M US LIBOR + 5.35%), 05/15/31 (j) (n)	1,000	982
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 2.36%, (1M US LIBOR + 0.14%), 12/25/36 (n)	3,000	2,799
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (i) (j) (o)	1,446	1,444
Chenango Park CLO Ltd.
Series 2018-D-1A, 8.14%, (3M US LIBOR + 5.80%), 04/15/30 (j) (n)	1,000	1,004
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 2.56%, 05/25/35 (j) (n)	395	318
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 2.66%, (1M US LIBOR + 0.44%), 05/25/35 (n)	35	29
CIM Trust
Series 2017-B2-3RR, 11.98%, 01/27/57 (j) (n)	180	190
Series 2016-B2-1RR, REMIC, 8.25%, 07/26/55 (j) (n)	300	286
Series 2016-B2-3RR, REMIC, 7.64%, 02/27/56 (j) (n)	800	764
Series 2016-B2-2RR, REMIC, 7.68%, 02/27/56 (j) (n)	800	766
Citicorp Residential Mortgage Trust
Series 2007-M1-1, REMIC, 5.39%, 03/25/37 (o)	370	380
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.58%, 01/10/25 (j) (n)	579	525
COLT Mortgage Loan Trust
Series 2017-M1-2, REMIC, 3.51%, 10/25/47 (j)	2,000	1,974
COMM Mortgage Trust
Series 2018-D-HCLV, 4.18%, 09/15/20 (j) (n)	1,000	991
Series 2014-D-LC15, REMIC, 5.11%, 03/10/24 (j) (n)	650	595
Series 2015-D-CR26, REMIC, 3.64%, 09/10/25 (n)	1,000	859
Series 2014-E-TWC, REMIC, 5.40%, (1M US LIBOR + 3.25%), 02/13/32 (j) (n)	1,500	1,511
Conseco Financial Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	362	368
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 2.72%, (1M US LIBOR + 0.50%), 08/26/33 (n)	174	166
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.91%, 05/15/26 (j) (n)	1,000	935
CSMC Trust
Series 2017-F-CHOP, REMIC, 6.51%, (1M US LIBOR + 4.35%), 06/15/19 (j) (n)	880	887
Series 2018-A1-RPL7, REMIC, 4.00%, 10/25/48 (i) (j)	2,000	1,984
	Shares/Par[1]	Value ($)
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 7.22%, (1M US LIBOR + 5.00%), 07/25/25 (j) (n)	131	146
Series 2016-1M2-C04, 6.47%, (1M US LIBOR + 4.25%), 01/25/29 (j) (n)	260	294
Series 2017-1M2-C01, 5.77%, (1M US LIBOR + 3.55%), 07/25/29 (j) (n)	530	578
Series 2017-1B1-C01, 7.97%, (1M US LIBOR + 5.75%), 07/25/29 (j) (n)	270	327
Flagstar Mortgage Trust
Series 2018-A4-2, 3.50%, 04/25/48 (j) (n)	96	93
Gilbert Park CLO Ltd.
Series 2017-1A-E, 8.74%, (3M US LIBOR + 6.40%), 10/15/30 (j) (n)	500	505
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.78%, (1M US LIBOR + 0.28%), 11/25/45 (n)	570	404
GS Mortgage Securities Corp. II
Series 2018-C-SRP5, REMIC, 5.91%, (1M US LIBOR + 3.75%), 06/09/21 (j) (n)	718	718
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (j) (n)	658	568
Series 2015-D-GC34, REMIC, 2.98%, 10/10/25	650	536
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28 (j)	1,000	814
Hertz Vehicle Financing II LP
Series 2015-B-1A, 3.52%, 03/25/21 (j)	210	209
Hertz Vehicle Financing LLC
Series 2016-C-1A, 4.75%, 03/25/19 (j)	350	350
Series 2017-C-1A, 5.27%, 10/25/20 (j)	250	253
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-E-C3, REMIC, 5.87%, 03/15/21 (j) (n)	650	642
Series 2011-D-C5, REMIC, 5.59%, 09/15/21 (j) (n)	1,650	1,648
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (j)	650	474
LCM XVII LP
Series ER-17A, 8.43%, (3M US LIBOR + 6.00%), 10/15/31 (j) (n)	500	497
LCM XX LP
Series ER-20A, 7.79%, 10/20/27 (i) (j) (n)	500	500
Legacy Mortgage Asset Trust
Series 2018-A-SL1, REMIC, 4.00%, 02/25/58 (j) (n)	2,881	2,858
Series 2018-M-SL1, REMIC, 4.50%, 02/25/58 (j) (n)	845	803
Series 2018-A1-GS3, REMIC, 4.00%, 06/25/58 (j) (o)	2,969	2,969
Lehman Mortgage Trust
Series 2003-M3-HE1, REMIC, 7.41%, (1M US LIBOR + 5.25%), 01/15/33 (n)	2,665	2,668
LSTAR Securities Investment Trust
Series 2018-A2-2, 4.58%, (1M US LIBOR + 2.50%), 04/01/20 (j) (n)	380	381
MFA Financial Inc.
Series 2017-A1-NPL1, 3.35%, 11/25/47 (j) (o)	1,672	1,664
Myers Park CLO Ltd.
Series 2018-E-1A, 7.82%, (3M US LIBOR + 5.25%), 10/20/30 (j) (n)	1,000	994
National Collegiate Student Loan Trust
Series 2004-A51-2, 2.70%, (1M US LIBOR + 0.48%), 12/26/33 (n)	217	214
Nelnet Student Loan Trust
Series 2008-A4-4, 3.82%, (3M US LIBOR + 1.48%), 04/25/24 (n)	123	123
Neuberger Berman CLO XXIII Ltd.
Series 2016-ER-23A, 0.00%, 10/17/27 (i) (j) (n)	500	500
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 2.38%, (1M US LIBOR + 0.16%), 10/25/36 (n)	4,645	2,900
PRPM LLC
Series 2018-A1-2A, 4.00%, 08/25/21 (j) (o)	2,476	2,466
RAMP Trust
Series 2006-M1-RZ3, REMIC, 2.57%, (1M US LIBOR + 0.35%), 08/25/36 (n)	350	347

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (j) (o)	400	386
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-F-FUN, 5.07%, 06/15/21 (j) (n)	1,250	1,256
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.90%, 01/25/35 (n)	2,341	2,282
STWD Mortgage Trust
Series 2018-E-URB, 5.21%, (3M US LIBOR + 3.15%), 05/15/21 (j) (n)	661	661
THL Credit Wind River CLO Ltd.
Series 2018-E-2A, 7.86%, (3M US LIBOR + 5.75%), 07/15/30 (j) (n)	500	500
Series 2014-ER2-3A, 0.00%, 10/22/31 (i) (j) (n)	500	493
VOLT LXIX LLC
Series 2018-A1B-NPL5, 4.70%, 08/25/48 (j) (o)	4,000	4,000
VOLT LXV LLC
Series 2018-A1-NPL1, 3.75%, 04/26/21 (j) (o)	728	728
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 5.98%, 02/15/51 (n)	759	749
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/15/59 (j)	470	391
Willis Engine Securitization Trust
Series 2018-A-A, 4.75%, 09/15/43 (j) (o)	1,000	1,003
Zephyrus Capital Aviation Patners Ltd.
Series 2018-A-1, 4.61%, 09/15/25 (j) (p)	1,500	1,478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $71,609)		71,983
CORPORATE BONDS AND NOTES 18.9%
Communication Services 1.5%
Altice Finco SA
4.75%, 01/15/28, EUR	419	410
CCO Holdings LLC
5.38%, 05/01/25 (j)	70	70
5.75%, 02/15/26 (j)	10	10
5.13%, 05/01/27 (j)	70	66
Charter Communications Operating LLC
4.20%, 03/15/28	220	210
5.38%, 04/01/38	90	87
6.83%, 10/23/55	230	253
CSC Holdings LLC
10.13%, 01/15/23 (j)	1,359	1,487
DISH DBS Corp.
7.88%, 09/01/19	50	52
5.88%, 11/15/24	40	36
7.75%, 07/01/26	10	9
Frontier Communications Corp.
6.25%, 09/15/21	350	310
Infinera Corp.
2.13%, 09/01/24 (c) (k)	922	934
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (j)	737	745
Myriad International Holdings BV
4.85%, 07/06/27 (j)	350	345
NII Capital Corp.
4.25%, 08/15/23 (c) (j) (k)	1,026	1,165
Numericable - SFR SA
7.38%, 05/01/26 (j)	410	410
Perficient Inc.
2.38%, 09/15/23 (c) (j) (k)	922	870
Sea Ltd.
2.25%, 07/01/23 (c) (j) (k)	922	919
Sprint Capital Corp.
8.75%, 03/15/32	1,238	1,395
Sprint Corp.
7.88%, 09/15/23	60	65
7.63%, 03/01/26	685	725
Sprint Nextel Corp.
11.50%, 11/15/21	60	70
Telesat Canada
8.88%, 11/15/24 (j)	1,042	1,116
	Shares/Par[1]	Value ($)
Time Warner Cable Inc.
7.30%, 07/01/38	20	23
T-Mobile USA Inc.
6.50%, 01/15/24	2,586	2,687
Tribune Media Co.
5.88%, 07/15/22	87	89
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (j)	2,695	2,743
Verizon Communications Inc.
4.13%, 08/15/46	160	143
Vodafone Group Plc
4.38%, 05/30/28	280	275
5.25%, 05/30/48	40	40
		17,759
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (j)	70	67
Amazon.com Inc.
4.95%, 12/05/44	40	45
4.05%, 08/22/47	510	501
4.25%, 08/22/57	630	627
American Axle & Manufacturing Inc.
6.63%, 10/15/22	65	66
Chegg Inc.
0.25%, 05/15/23 (c) (j) (k)	685	822
China Lodging Group Ltd.
0.38%, 11/01/22 (c) (j) (k)	910	941
Debenhams Plc
5.25%, 07/15/21, GBP	350	333
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (j)	1,667	1,634
Great Canadian Gaming Corp.
6.63%, 07/25/22, CAD (j)	1,460	1,155
Hanesbrands Inc.
4.63%, 05/15/24 (j)	80	78
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21 (j)	682	687
Laureate Education Inc.
8.25%, 05/01/25 (j)	2,081	2,229
LHMC Finco SARL
5.75%, (3M EURIBOR + 5.75%), 12/20/23, EUR (j) (n)	830	981
Liberty Interactive LLC
4.00%, 11/15/29 (c) (k)	1,842	1,264
Liberty Media Corp.
3.75%, 02/15/30 (c) (k)	1,371	930
LTF Merger Sub Inc.
8.50%, 06/15/23 (j)	560	583
MercadoLibre Inc.
2.00%, 08/15/28 (c) (j) (k)	922	910
Rent-A-Center Inc.
6.63%, 11/15/20	432	431
4.75%, 05/01/21	578	568
Sands China Ltd.
5.13%, 08/08/25 (j) (q)	200	200
Scientific Games International Inc.
10.00%, 12/01/22	749	794
5.50%, 02/15/26, EUR	1,620	1,693
William Lyon Homes Inc.
5.88%, 01/31/25	70	65
		17,604
Consumer Staples 0.5%
BAT Capital Corp.
3.56%, 08/15/27 (j)	110	102
4.54%, 08/15/47 (j)	190	175
Cott Holdings Inc.
5.50%, 04/01/25 (j)	40	39
HRG Group Inc.
7.75%, 01/15/22	3,171	3,270
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	388
5.20%, 07/15/45	60	59
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (j)	40	39

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Pilgrim's Pride Corp.
5.88%, 09/30/27 (j)	590	558
Supervalu Inc.
6.75%, 06/01/21	1,336	1,356
		5,986
Energy 2.0%
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	48
4.50%, 07/15/44	100	91
Apache Corp.
4.75%, 04/15/43	300	284
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (j)	988	981
Blue Racer Midstream LLC
6.13%, 11/15/22 (j)	110	113
Chesapeake Energy Corp.
5.75%, 03/15/23	160	156
8.00%, 01/15/25	380	392
5.50%, 09/15/26 (c) (k)	1,153	1,140
CITGO Holding Inc.
10.75%, 02/15/20 (j)	2,324	2,467
Corral Petroleum Holdings AB
13.25%, 05/15/21, EUR (r)	101	128
DCP Midstream LLC
6.75%, 09/15/37 (j)	110	118
Devon Energy Corp.
5.85%, 12/15/25	190	207
5.00%, 06/15/45	20	20
Ecopetrol SA
5.88%, 09/18/23 - 05/28/45	470	485
4.13%, 01/16/25	370	360
5.38%, 06/26/26	50	52
Energy Ventures Gom LLC
11.00%, 02/15/23 (j)	599	662
Enterprise Products Operating LLC
5.38%, 02/15/78	70	65
EP Energy LLC
6.38%, 06/15/23	180	122
8.00%, 02/15/25 (j)	120	92
Exxon Mobil Corp.
4.11%, 03/01/46	130	131
FTS International Inc.
6.25%, 05/01/22	1,191	1,146
Fugro NV
4.00%, 10/26/21, EUR (k)	1,000	1,111
4.50%, 11/02/24, EUR (k)	400	481
Genesis Energy LP
6.75%, 08/01/22	110	112
Golar LNG Ltd.
2.75%, 02/15/22 (c) (k)	916	957
Green Plains Inc.
3.25%, 10/01/19 (c) (k)	2,110	2,216
4.13%, 09/01/22 (c) (k)	1,013	970
Halliburton Co.
3.80%, 11/15/25	30	30
4.85%, 11/15/35	150	157
Kerr-McGee Corp.
6.95%, 07/01/24	120	135
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	60
Kinder Morgan Inc.
5.30%, 12/01/34	40	41
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (j)	627	671
MEG Energy Corp.
7.00%, 03/31/24 (j)	70	64
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	227
Murray Energy Corp.
11.25%, 04/15/21 (j)	121	86
3.00%, 04/15/24 (j) (r)	700	474
Noble Energy Inc.
3.85%, 01/15/28	150	142
	Shares/Par[1]	Value ($)
Oasis Petroleum Inc.
6.88%, 03/15/22	67	68
Occidental Petroleum Corp.
4.63%, 06/15/45	60	62
4.40%, 04/15/46	20	20
4.10%, 02/15/47	90	87
Petroleos Mexicanos
6.38%, 01/23/45	390	360
QEP Resources Inc.
5.25%, 05/01/23	30	29
5.63%, 03/01/26	10	10
Range Resources Corp.
5.88%, 07/01/22	50	51
4.88%, 05/15/25	100	95
Rockies Express Pipeline LLC
5.63%, 04/15/20 (j)	100	103
6.88%, 04/15/40 (j)	110	126
Schlumberger Holdings Corp.
4.00%, 12/21/25 (j)	180	180
SEACOR Holdings Inc.
3.00%, 11/15/28 (c) (k)	1,203	1,161
Targa Resources Corp.
5.38%, 02/01/27	10	10
Targa Resources Partners LP
4.25%, 11/15/23	270	264
Teekay Corp.
5.00%, 01/15/23 (c) (j) (k)	738	660
Teine Energy Ltd.
6.88%, 09/30/22 (j)	60	60
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	207
Transocean Guardian Ltd.
5.88%, 01/15/24 (j)	566	572
Transocean Pontus Ltd.
6.13%, 08/01/25 (j)	37	38
Tullow Oil Plc
7.00%, 03/01/25 (j)	1,395	1,364
Whiting Petroleum Corp.
6.25%, 04/01/23	50	52
6.63%, 01/15/26	130	135
Williams Cos. Inc.
7.50%, 01/15/31	40	48
8.75%, 03/15/32	140	187
WPX Energy Inc.
8.25%, 08/01/23	170	194
		23,396
Financials 5.5%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (l)	900	1,011
5.75%, (callable at 100 beginning 09/22/20), EUR (l)	600	737
Algeco Scotsman Global Finance Plc
6.50%, 02/15/23, EUR	830	1,016
10.00%, 08/15/23 (j)	600	617
Ally Financial Inc.
8.00%, 11/01/31	20	24
Alteryx Inc.
0.50%, 06/01/23 (c) (j) (k)	459	651
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	270	262
4.90%, 02/01/46	80	81
BAC Capital Trust XIV
4.00%, (3M US LIBOR + 0.40%), (callable at 100 beginning 11/01/18) (l) (n)	1,540	1,294
Banco Bilbao Vizcaya Argentaria SA
6.13%, (callable at 100 beginning 11/16/27) (k) (l)	200	180
8.88%, (callable at 100 beginning 04/14/21), EUR (l)	200	259
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (j) (l)	200	202
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (l)	500	604

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (l)	50	52
6.25%, (callable at 100 beginning 09/05/24) (l)	150	158
Barclays Bank Plc
7.63%, 11/21/22	200	217
Barclays Plc
7.75%, (callable at 100 beginning 09/15/23) (l)	223	224
8.00%, (callable at 100 beginning 12/15/20), EUR (l)	500	639
4.97%, 05/16/29 (k) (n)	210	207
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (j)	3,081	3,238
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (l)	260	332
7.38%, (callable at 100 beginning 08/19/25) (j) (l)	200	209
BPCE SA
2.75%, 11/30/27, EUR (n)	500	610
Bracken MidCo1 Plc
8.88%, 10/15/23, GBP (j) (r)	850	1,100
Carbonite Inc.
2.50%, 04/01/22 (c) (k)	913	1,370
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (l)	2,030	2,048
4.60%, 03/09/26	210	211
4.45%, 09/29/27	200	198
8.13%, 07/15/39	51	73
Compass Bank
3.88%, 04/10/25	280	269
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (l)	400	515
Coupa Software Inc.
0.38%, 01/15/23 (c) (j) (k)	462	845
Cowen Inc.
3.00%, 12/15/22 (c) (j) (k)	783	878
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (l)	250	318
8.13%, (callable at 100 beginning 12/23/25) (j) (l)	200	220
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (j) (l)	210	215
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	304
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (l)	460	543
Diamond 1 Finance Corp.
3.48%, 06/01/19 (j)	300	301
Ditech Holding Corp.
1.80%, 12/31/24 (r)	93	75
EA Partners II BV
6.75%, 06/01/21	1,239	671
Element Financial Corp.
5.13%, 06/30/19, CAD (k)	1,475	1,125
Encore Capital Group Inc.
2.88%, 03/15/21 (c) (k)	1,428	1,321
3.25%, 03/15/22 (c) (k)	1,898	1,887
Envestnet Inc.
1.75%, 06/01/23 (c) (j) (k)	918	989
EzCorp Inc.
2.13%, 06/15/19 (c) (k) (o)	2,029	2,010
EZCorp Inc.
2.38%, 05/01/25 (c) (j) (k)	812	748
Freedom Mortgage Corp.
8.25%, 04/15/25 (j)	1,824	1,773
General Electric Capital Corp.
5.88%, 01/14/38	80	89
6.88%, 01/10/39	150	186
Glencore Funding LLC
2.88%, 04/16/20 (j)	100	99
3.88%, 10/27/27 (j)	120	111
Goldman Sachs Capital II
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 11/16/18) (l) (n)	18	15
	Shares/Par[1]	Value ($)
Goldman Sachs Capital III
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 11/16/18) (l) (n)	13	11
Goldman Sachs Group Inc.
6.75%, 10/01/37	190	228
5.15%, 05/22/45	490	500
4.75%, 10/21/45	60	61
Hope Bancorp Inc.
2.00%, 05/15/38 (c) (j) (k)	461	429
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (k) (l)	200	198
6.50%, (callable at 100 beginning 03/23/28) (k) (l)	757	730
4.58%, 06/19/29 (k)	600	600
ING Groep NV
2.50%, 02/15/29, EUR (n)	300	356
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (l)	500	595
7.75%, (callable at 100 beginning 01/11/27), EUR (l)	800	994
3.88%, 01/12/28 (j)	500	423
JPMorgan Chase & Co.
5.81%, (callable at 100 beginning 01/30/19) (l)	1,125	1,130
KBC Group NV
1.88%, 03/11/27, EUR (n)	300	355
KCA Deutag UK Finance Plc
9.88%, 04/01/22 (j)	797	797
MINDBODY Inc.
0.38%, 06/01/23 (c) (j) (k)	918	949
Okta Inc.
0.25%, 02/15/23 (c) (j) (k)	459	713
Petrobras Global Finance BV
7.38%, 01/17/27	280	284
6.00%, 01/27/28	50	46
6.85%, 06/05/15	640	548
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (c) (k)	1,088	1,043
PRA Group Inc.
3.50%, 06/01/23 (c) (k)	1,132	1,166
Redwood Trust Inc.
4.75%, 08/15/23 (c) (k)	505	487
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	380	381
4.52%, 06/25/24 (k) (n)	400	400
RWT Holdings Inc.
5.63%, 11/15/19 (c) (k)	1,268	1,283
Santander UK Group Holdings Plc
5.63%, 09/15/45 (j)	200	204
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (j) (l)	1,230	1,148
2.50%, 09/16/26, EUR (n)	500	601
Solera LLC
10.50%, 03/01/24 (j)	1,590	1,742
Springleaf Finance Corp.
6.88%, 03/15/25	1,220	1,218
7.13%, 03/15/26	500	499
Stichting AK Rabobank Certificaten
6.50%, EUR (l) (o)	1,046	1,409
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (j)	150	159
Twilio Inc.
0.25%, 06/01/23 (c) (j) (k)	459	621
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (l)	200	257
6.88%, (callable at 100 beginning 08/07/25) (l)	1,080	1,100
7.00%, (callable at 100 beginning 02/19/25) (l)	200	212
UniCredit SpA
6.63%, (callable at 100 beginning 06/03/23), EUR (l)	890	1,019
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	1,620	2,116
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (j)	200	198

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Wachovia Capital Trust III
5.57%, (3M US LIBOR + 0.93%), (callable at 100 beginning 11/16/18) (l) (n)	2,035	2,016
Wand Merger Corp.
8.13%, 07/15/23 (j)	684	717
9.13%, 07/15/26 (j)	456	479
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (l)	101	106
3.55%, 09/29/25	60	58
4.30%, 07/22/27	150	149
4.65%, 11/04/44	120	117
4.40%, 06/14/46	180	169
4.75%, 12/07/46	50	50
		64,402
Health Care 2.6%
Actavis Funding SCS
4.55%, 03/15/35	10	10
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25 (c) (k)	461	492
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (k)	890	937
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22 (c) (k)	476	498
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (k)	1,405	2,964
Amsurg Corp.
5.63%, 07/15/22	321	330
Becton Dickinson & Co.
3.70%, 06/06/27	270	258
Canopy Growth Corp.
4.25%, 07/15/23, CAD (c) (j) (k)	1,199	1,389
Cardinal Health Inc.
3.41%, 06/15/27	110	101
Catholic Health Initiatives
4.35%, 11/01/42	130	118
Centene Corp.
4.75%, 01/15/25	130	130
Corium International Inc.
5.00%, 03/15/25 (c) (j) (k)	633	557
CVS Health Corp.
4.78%, 03/25/38	90	90
5.05%, 03/25/48	540	551
DJO Finco LLC
8.13%, 06/15/21 (j)	300	307
Evolent Health Inc.
2.00%, 12/01/21 (c) (k)	916	1,238
Hackensack Meridian Health Inc.
4.21%, 07/01/48	90	88
HCA Inc.
5.38%, 02/01/25	40	41
5.25%, 06/15/26	60	62
4.50%, 02/15/27	50	49
5.63%, 09/01/28	10	10
5.50%, 06/15/47	10	10
Herbalife Ltd.
2.00%, 08/15/19 (c) (k)	913	1,189
2.63%, 03/15/24 (c) (j) (k)	901	965
Illumina Inc.
0.00%, 08/15/23 (j) (k) (m)	461	510
Insulet Corp.
1.38%, 11/15/24 (c) (j) (k)	297	376
Invacare Corp.
5.00%, 02/15/21 (c) (k)	1,474	1,601
LifePoint Health Inc.
5.38%, 05/01/24	2,301	2,402
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (c) (j) (k)	462	563
Medicines Co.
2.50%, 01/15/22 (c) (k)	770	828
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (c) (k)	645	1,101
Nipro Corp.
0.00%, 01/29/21, JPY (k) (m)	60,000	613
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (c) (k)	954	1,011
	Shares/Par[1]	Value ($)
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (k)	884	861
Radius Health Inc.
3.00%, 09/01/24 (c) (k)	733	560
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (j)	1,070	1,124
Repligen Corp.
2.13%, 06/01/21 (c) (k)	563	995
Retrophin Inc.
2.50%, 09/15/25 (c) (k)	553	566
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	70	66
Theravance Inc.
2.13%, 01/15/23 (c) (k)	1,485	1,504
Universal Hospital Services Inc.
7.63%, 08/15/20	20	20
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (j)	80	82
5.63%, 12/01/21 (j)	80	80
5.50%, 03/01/23 - 11/01/25 (j)	200	194
5.88%, 05/15/23 (j)	784	762
7.00%, 03/15/24 (j)	110	116
6.13%, 04/15/25 (j)	1,370	1,304
9.00%, 12/15/25 (j)	70	75
9.25%, 04/01/26 (j)	570	616
8.50%, 01/31/27 (j)	10	11
Verscend Escrow Corp.
9.75%, 08/15/26 (j)	242	250
		30,575
Industrials 1.2%
ADT Corp.
3.50%, 07/15/22	790	749
Airbus SE
0.00%, 06/14/21, EUR (k) (m)	500	721
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (c) (k)	1,145	1,379
Avolon Holdings Funding Ltd.
5.13%, 10/01/23	760	763
Bombardier Inc.
7.75%, 03/15/20 (j)	102	107
5.75%, 03/15/22 (j)	100	101
6.00%, 10/15/22 (j)	100	100
6.13%, 01/15/23 (j)	200	201
7.50%, 03/15/25 (j)	345	357
Cree Inc.
0.88%, 09/01/23 (c) (j) (k)	870	801
FTI Consulting Inc.
2.00%, 08/15/23 (c) (j) (k)	461	449
International Lease Finance Corp.
6.25%, 05/15/19	80	82
Kaman Corp.
3.25%, 05/01/24 (c) (k)	710	832
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (k) (m)	45,000	573
Navistar International Corp.
4.50%, 10/15/18 (c) (k)	1,916	1,917
4.50%, 10/15/18 (k)	74	74
4.75%, 04/15/19 (c) (k)	275	279
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (j)	1,102	1,139
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (j)	50	51
5.50%, 02/15/24 (j)	70	72
Patrick Industries Inc.
1.00%, 02/01/23 (c) (j) (k)	910	864
Team Inc.
5.00%, 08/01/23 (c) (k)	894	1,128
United Rentals North America Inc.
5.75%, 11/15/24	120	123
5.88%, 09/15/26	70	72
United Technologies Corp.
4.13%, 11/16/28	170	169
Xerium Technologies Inc.
9.50%, 08/15/21	1,281	1,347

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
XPO CNW Inc.
6.70%, 05/01/34	170	172
		14,622
Information Technology 1.7%
Akamai Technologies Inc.
0.13%, 05/01/25 (c) (j) (k)	456	449
Atlassian Inc.
0.63%, 05/01/23 (c) (j) (k)	922	1,200
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (j) (k)	921	934
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (j)	440	514
9.75%, 09/01/26 (j)	737	749
Blackboard Inc.
9.75%, 10/15/21 (j)	816	642
CalAmp Corp.
1.63%, 05/15/20 (c) (k)	548	575
2.00%, 08/01/25 (j) (k)	231	231
CSG Systems International Inc.
4.25%, 03/15/36 (c) (k)	693	733
Everbridge Inc.
1.50%, 11/01/22 (c) (k)	461	809
GDS Holdings Ltd.
2.00%, 06/01/25 (c) (j) (k)	731	669
HubSpot Inc.
0.25%, 06/01/22 (c) (k)	688	1,133
InterXion Holding NV
4.75%, 06/15/25, EUR (j)	228	277
Knowles Corp.
3.25%, 11/01/21 (c) (k)	917	1,048
Microchip Technology Inc.
1.63%, 02/15/27 (c) (k)	1,291	1,372
Microsoft Corp.
3.30%, 02/06/27	230	226
3.70%, 08/08/46	90	86
MongoDB Inc.
0.75%, 06/15/24 (c) (j) (k)	922	1,222
Nutanix Inc.
0.00%, 01/15/23 (c) (j) (k) (m)	460	506
OSI Systems Inc.
1.25%, 09/01/22 (c) (k)	916	878
PROS Holdings Inc.
2.00%, 06/01/47 (c) (k)	550	536
Rapid7 Inc.
1.25%, 08/01/23 (c) (j) (k)	916	1,003
Red Hat Inc.
0.25%, 10/01/19 (c) (k)	376	696
ServiceNow Inc.
0.00%, 06/01/22 (c) (k) (m)	459	684
Splunk Inc.
0.50%, 09/15/23 (c) (j) (k)	922	948
Synaptics Inc.
0.50%, 06/15/22 (c) (k)	459	440
Vishay Intertechnology Inc.
2.25%, 06/15/25 (c) (j) (k)	916	856
2.25%, 05/15/41 (c) (k)	530	654
		20,070
Materials 1.5%
AK Steel Corp.
5.00%, 11/15/19 (c) (k)	689	796
Anglo American Capital Plc
3.63%, 09/11/24 (j)	200	190
Baffinland Iron Mines Corp.
8.75%, 07/15/26 (j)	1,134	1,137
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (j) (n)	200	219
Cemex SAB de CV
3.72%, 03/15/20 (c) (k)	2,748	2,776
Cleveland-Cliffs Inc.
1.50%, 01/15/25 (c) (k)	1,129	1,855
Cliffs Natural Resources Inc.
5.75%, 03/01/25	1,158	1,127
Eldorado International Finance GmbH
8.63%, 06/16/21 (j)	1,108	1,134
	Shares/Par[1]	Value ($)
Endeavour Mining Corp.
3.00%, 02/15/23 (c) (j) (k)	422	401
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (j) (k)	907	826
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	10
KME AG
6.75%, 02/01/23, EUR	490	558
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22, JPY (k) (m)	40,000	376
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,173	3,429
4.69%, 04/24/22	590	646
SSR Mining Inc.
2.88%, 02/01/33 (c) (k)	1,238	1,218
United States Steel Corp.
6.25%, 03/15/26	1,029	1,022
Yamana Gold Inc.
4.63%, 12/15/27	100	96
		17,816
Real Estate 0.7%
American Residential Properties OP LP
3.25%, 11/15/18 (c) (k)	1,810	2,155
Colony NorthStar Inc.
3.88%, 01/15/21 (c) (k)	1,049	989
Forest City Enterprises Inc.
3.63%, 08/15/20 (c) (k)	529	578
Forestar Group Inc.
3.75%, 03/01/20 (c) (k)	748	742
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (c) (k)	2,198	2,733
WeWork Cos. Inc.
7.88%, 05/01/25 (j)	1,196	1,161
		8,358
Utilities 0.2%
Chugoku Electric Power Co. Inc.
0.00%, 01/24/20, JPY (k) (m)	40,000	380
Enel Finance International SA
6.00%, 10/07/39 (j)	150	163
FirstEnergy Corp.
3.90%, 07/15/27	320	312
7.38%, 11/15/31	460	592
Kyushu Electric Power Co. Inc.
0.00%, 03/31/20, JPY (k) (m)	70,000	653
		2,100
Total Corporate Bonds And Notes (cost $217,824)		222,688
SENIOR LOAN INTERESTS 5.2%
Communication Services 0.4%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (n)	1,760	1,748
Promotora de Informaciones SA
Term Loan, 4.00%, (3M LIBOR + 4.00%), 11/30/22, EUR (n)	1,588	1,759
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.5%), 06/20/24 (n) (s)	300	300
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (n)	1,393	1,394
		5,201
Consumer Discretionary 1.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (n)	1,221	1,221
ARAMARK Services Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (n)	28	28
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (n)	1,236	1,243
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (n)	1,517	1,519

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Equinox Holdings Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (n) (s)	300	301
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (n)	14	14
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (n)	19	19
Hayward Industries Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/04/24 (n) (s)	285	287
Hilton Worldwide Finance LLC
Term Loan B-2, 3.97%, (3M LIBOR + 1.75%), 10/25/23 (n)	78	78
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (n) (s)	300	300
LTF Merger Sub Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/22/22 (n) (s)	250	250
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (n)	1,635	1,637
Michaels Stores Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/01/23 (n)	9	9
Term Loan B, 4.71%, (3M LIBOR + 2.50%), 01/01/23 (n)	2	2
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 01/01/23 (n)	23	23
National Vision Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 03/12/21 (n) (s)	300	302
Numericable Group SA
Term Loan B-12, 5.85%, (3M LIBOR + 3.6875%), 01/31/26 (n)	89	88
Scientific Games International Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.75%), 08/14/24 (n) (s)	300	299
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (n)	324	323
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (n)	1,358	1,356
Socotec SA
Term Loan B-1, 3.25%, (3M LIBOR + 3.25%), 07/20/24, EUR (n)	280	326
Stada Arzneimittel AG
Term Loan C, 0.00%, (3M EURIBOR + 4.50%), 09/20/24, GBP (n) (s)	1,477	1,926
Term Loan C, 5.30%, (3M EURIBOR + 4.50%), 09/20/24, GBP (n)	52	67
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (n) (s)	300	300
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (n)	178	173
		12,091
Consumer Staples 0.5%
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (n) (s)	1,682	1,689
Post Holdings Inc.
Incremental Term Loan, 4.21%, (3M LIBOR + 2.00%), 05/24/24 (n)	591	591
Refresco Group BV
Term Loan B-2, 4.80%, (3M LIBOR + 4.00%), 12/13/24, GBP (n)	1,027	1,324
Sigma Bidco BV
Term Loan B-4, 4.72%, (3M LIBOR + 4.00%), 03/07/25, GBP (n)	1,320	1,705
		5,309
Energy 0.4%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (n)	1,908	1,936
	Shares/Par[1]	Value ($)
Fieldwood Energy LLC
2nd Lien Term Loan, 9.33%, (1M LIBOR + 7.25%), 04/11/23 (n)	2,270	2,198
PowerTeam Services LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 02/28/25 (n) (s)	300	300
		4,434
Financials 0.7%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (n)	299	300
AlixPartners LLP
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/28/24 (n) (s)	300	301
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (n)	1,140	1,130
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/22/24 (n) (s)	300	301
Asurion LLC
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (n) (s)	300	302
Capri Finance LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/24 (n) (s)	160	159
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 10/04/24 (n)	100	99
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M LIBOR + 3.25%), 05/31/22, EUR (n)	2,260	2,634
ION Trading Technologies SARL
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (n) (s)	300	299
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (n)	2,046	2,051
Solera LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (n) (s)	300	301
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (n)	299	299
		8,176
Health Care 0.8%
Change Healthcare Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (n) (s)	300	301
CHG Healthcare Services Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (n) (s)	300	302
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (n)	150	151
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (n)	1,683	1,682
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (n) (s)	2,065	2,053
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (n) (s)	306	308
Jaguar Holding Co. II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (n) (s)	250	250
Term Loan, 4.74%, (3M LIBOR + 2.50%), 08/18/22 (n)	148	148
MPH Acquisition Holdings LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/07/23 (n) (s)	300	301
SAM Bidco SAS
Term Loan B, 5.83%, (1M LIBOR + 3.00%), 09/22/24 (n)	430	426
Term Loan, 8.50%, (3M LIBOR + 7.75%), 09/22/25, EUR (i) (n)	480	563

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Unilabs Holding AB
Term Loan B-2, 2.75%, (3M LIBOR + 2.75%), 03/21/24, EUR (n)	510	588
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (n)	2,203	2,214
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (n)	45	45
		9,332
Industrials 0.3%
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (n)	129	129
DAE Aviation Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/24/22 (n) (s)	300	302
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (n) (s)	300	302
Garrett LX III SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/22/25 (i) (n) (s)	1,740	1,740
Gates Global LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 04/01/24 (n) (s)	300	302
Milacron LLC
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/23/23 (n) (s)	100	100
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (n)	150	150
PODS LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 11/21/24 (n) (s)	250	250
Prime Security Services Borrower LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (n) (s)	150	151
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (n)	168	169
TransDigm Inc.
Term Loan F, 0.00%, (1M LIBOR + 2.50%), 06/09/23 (n) (s)	300	301
XPO Logistics Inc.
Term Loan B, 4.23%, (3M LIBOR + 2.00%), 02/23/25 (n)	109	109
		4,005
Information Technology 0.5%
Almonde Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 04/06/24 (n)	300	300
Applied Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 09/06/24 (n) (s)	300	302
BMC Software Finance Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.135%), 06/30/25 (n) (s)	200	202
Colorado Buyer Inc.
Term Loan B, 5.11%, (1M LIBOR + 3.00%), 03/15/24 (n)	299	299
Cvent Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/30/24 (n) (s)	300	300
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (n)	89	90
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (n) (s)	100	100
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (n)	1,031	1,032
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (n)	299	296
GTT Communications Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 04/26/25 (n)	299	297
	Shares/Par[1]	Value ($)
Informatica LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/06/22 (n) (s)	300	302
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (n) (s)	300	301
Mitchell International Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/21/24 (n) (s)	300	299
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (n) (s)	215	216
Sophia LP
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/30/22 (n) (s)	300	301
Switch Ltd.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 06/27/24 (n)	571	573
Vertafore Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (n) (s)	300	301
Web.com Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (n) (s)	285	287
		5,798
Materials 0.2%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 10/31/23 (n)	158	158
Anchor Glass Container Corp.
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 12/07/23 (n)	93	83
1st Lien Term Loan, 4.91%, (1M LIBOR + 2.75%), 12/07/23 (n)	156	139
Berry Global Inc.
Term Loan Q, 4.19%, (3M LIBOR + 2.00%), 10/01/22 (n)	87	87
Term Loan R, 4.19%, (3M LIBOR + 2.00%), 01/19/24 (n)	45	45
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (n) (s)	300	301
Nordic Packaging and Container Holdings Oy
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 11/16/23, EUR (n)	483	554
PQ Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 02/08/25 (n) (s)	150	150
Quikrete Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 11/03/23 (n)	53	53
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (n)	68	68
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (n) (s)	115	115
Vertellus Holdings LLC
Term Loan, 11.09%, (3M LIBOR + 9.00%), 10/31/18 (e) (n)	393	393
2nd Lien Term Loan, 14.09%, (3M LIBOR + 12.00%), 10/31/21 (e) (i) (n)	235	233
		2,379
Real Estate 0.1%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (n)	1,133	1,133
Telecommunication Services 0.1%
Greeneden US Holdings II LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 12/01/23 (n) (s)	300	302
Intelsat Jackson Holdings SA
Term Loan B-3, 0.00%, (3M LIBOR + 3.75%), 11/27/23 (n) (s)	300	301
		603

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.2%
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 12/11/25 (n)	606	606
1st Lien Term Loan B-3, 4.16%, (3M LIBOR + 2.00%), 12/11/25 (n)	1,668	1,669
		2,275
Total Senior Loan Interests (cost $60,736)		60,736
GOVERNMENT AND AGENCY OBLIGATIONS 6.6%
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp.
Series 2017-M2-DNA1, REMIC, 5.31%, (1M US LIBOR + 3.25%), 02/25/28 (n)	390	426
Series 2017-B1-DNA2, REMIC, 7.37%, (1M US LIBOR + 5.15%), 10/25/29 (n)	680	797
Series MS-4096, REMIC, 1.37%, (2.57% - (1M US LIBOR * 1)), 08/15/42 (n)	1,229	866
Series SJ-4141, REMIC, 1.64%, (4.80% - (1M US LIBOR * 1)), 12/15/42 (n)	1,298	869
Series ST-4666, REMIC, 3.32%, (7.00% - (1M US LIBOR * 1)), 12/15/42 (n)	1,680	1,279
Federal National Mortgage Association
Series 2015-HZ-23, 3.00%, 04/25/45	278	244
Series 2017-1M2-C07, REMIC, 4.62%, (1M US LIBOR + 2.40%), 05/28/30 (j) (n)	380	394
Series 2012-GS-125, REMIC, 1.43%, (2.63% - (1M US LIBOR * 1)), 11/25/42 (n)	3,677	2,494
Series 2012-US-137, REMIC, 2.88%, (5.40% - (1M US LIBOR * 1)), 12/25/42 (n)	4,332	3,238
Series 2013-CS-15, REMIC, 2.94%, (5.46% - (1M US LIBOR * 1)), 03/25/43 (n)	447	344
Series 2013-NS-26, REMIC, 2.88%, (5.40% - (1M US LIBOR * 1)), 04/25/43 (n)	1,428	1,045
Series 2013-CS-59, REMIC, 1.90%, (4.00% - (1M US LIBOR * 1)), 06/25/43 (n)	3,153	1,869
Interest Only, Series 2018-SA-54, REMIC, 4.03%, (6.25% - (1M US LIBOR * 1)), 08/25/48 (n)	7,731	1,003
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 2.38%, (4.55% - (1M US LIBOR * 1)), 08/20/48 (n)	14,467	908
Interest Only, Series 2018-SK-124, 4.13%, (6.2% - (1M LIBOR * 1)), 09/20/48 (i) (n)	7,500	1,066
Interest Only, Series 2013-SA-195, REMIC, 0.65%, 01/20/42 (n)	15,946	523
Interest Only, Series 2018-SD-91, REMIC, 4.03%, (6.20% - (1M US LIBOR * 1)), 07/20/48 (n)	7,979	1,019
Interest Only, Series 2018-SH-105, REMIC, 4.08%, (6.25% - (1M US LIBOR * 1)), 08/20/48 (n)	6,991	913
		19,297
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association
3.26%, 01/01/28	1,500	1,466
3.40%, 03/01/30	1,500	1,459
3.43%, 04/01/30	1,500	1,466
3.24%, 01/01/33	1,246	1,183
		5,574
Municipal 0.2%
City of Detroit
4.00%, 04/01/44	60	51
Commonwealth of Puerto Rico
0.00%, 07/01/35 (b) (t)	985	570
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/21 - 07/01/33	326	306
5.25%, 07/01/29 - 07/01/42	882	828
5.13%, 07/01/37	138	130
5.75%, 07/01/37	152	144
6.00%, 07/01/47	125	119
Puerto Rico Public Buildings Authority
0.00%, 07/01/42 (b) (t)	490	287
State of Illinois
5.10%, 06/01/33	250	240
		2,675
	Shares/Par[1]	Value ($)
Sovereign 2.7%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (j)	790	761
4.13%, 10/11/47 (j)	360	344
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	5,070	108
16.00%, 10/17/23, ARS	8,260	181
15.50%, 10/17/26, ARS	3,190	62
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (n)	12,810	373
Argentina Republic Government International Bond
5.63%, 01/26/22	360	325
7.50%, 04/22/26	220	196
5.88%, 01/11/28	520	413
8.28%, 12/31/33	308	281
7.63%, 04/22/46	150	122
7.13%, 06/28/17	470	366
Australia Government Bond
3.00%, 03/21/47, AUD	610	428
Brazil Government International Bond
4.25%, 01/07/25	210	198
5.00%, 01/27/45	1,850	1,529
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/27, BRL	9,058	2,247
China Government Bond
3.31%, 11/30/25, CNY	2,000	282
Colombia Government International Bond
5.63%, 02/26/44	620	668
Ecuador Government International Bond
10.75%, 03/28/22 (j)	200	213
8.88%, 10/23/27 (j)	360	342
Egypt Government Bond
15.16%, 10/10/22, EGP	7,570	378
Egypt Government International Bond
5.58%, 02/21/23 (j)	280	271
Indonesia Government Bond
7.00%, 05/15/27, IDR	25,596,000	1,588
Indonesia Government International Bond
7.00%, 05/15/22, IDR	1,950,000	127
4.35%, 01/11/48	330	302
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	7,049,000	468
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	1,650	1,817
Kuwait International Government Bond
3.50%, 03/20/27 (j)	200	196
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	96,260	4,952
8.00%, 11/07/47, MXN	26,470	1,397
People's Republic of China
3.38%, 11/21/24, CNH	500	71
3.48%, 06/29/27, CNH	4,000	564
4.29%, 05/22/29, CNH	1,000	148
Provincia de Buenos Aires
7.88%, 06/15/27 (j)	310	258
Republic of South Africa
10.50%, 12/21/26, ZAR	15,450	1,186
6.25%, 03/31/36, ZAR	32,930	1,658
Russia Federal Bond
7.40%, 12/07/22, RUB	4,610	69
7.00%, 08/16/23, RUB	52,580	770
7.75%, 09/16/26, RUB	56,145	823
Russia Government Bond
7.00%, 01/25/23, RUB	35,830	527
8.15%, 02/03/27, RUB	137,617	2,065
7.05%, 01/19/28, RUB	76,990	1,073
South Africa Government Bond
7.00%, 02/28/31, ZAR	13,970	809
6.50%, 02/28/41, ZAR	2,590	127
Turkey Government Bond
10.50%, 08/11/27, TRY	2,180	247
Turkey Government International Bond
6.13%, 10/24/28	930	838
		32,168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 0.2%
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (u)	17,600	503
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (u)	551	432
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (v)	81,530	744
		1,679
U.S. Treasury Securities 1.4%
U.S. Treasury Bond
3.13%, 05/15/48	800	789
3.00%, 08/15/48	1,760	1,693
U.S. Treasury Note
1.25%, 11/30/18	5,000	4,992
2.75%, 08/31/23 - 08/31/25	6,873	6,799
3.00%, 09/30/25	2,360	2,358
		16,631
Total Government And Agency Obligations (cost $82,570)		78,024
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (e) (f) (i) (w)	40	—
MPM Escrow LLC (b) (i) (w)	2,634	—
Terravia Holdings Inc. (b) (i) (w)	1,514	45
T-Mobile USA Inc. Escrow (b) (i) (w)	2,586	—
Total Other Equity Interests (cost $0)		45
INVESTMENT COMPANIES 1.5%
Altaba Inc. (b) (c)	261	17,740
Total Investment Companies (cost $14,832)		17,740
SHORT TERM INVESTMENTS 25.9%
Investment Companies 25.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (x) (y)	303,758	303,758
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (x) (y)	875	875
Treasury Securities 0.0%
Argentina Treasury Bill
52.97%, 12/11/18, ARS (z)	11,360	306
Egypt Treasury Bill
17.71%, 11/13/18, EGP (z)	5,000	273
		579
Total Short Term Investments (cost $305,453)		305,212
Total Investments 106.3% (cost $1,217,711)		1,252,077
Total Securities Sold Short (13.7)% (proceeds $147,766)		(161,838)
Total Purchased Options 0.0% (cost $799)		573
Other Derivative Instruments 0.2%		1,890
Other Assets and Liabilities, Net 7.2%		85,134
Total Net Assets 100.0%		1,177,836

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) All or portion of the security was on loan.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $142,551 and 12.1%, respectively.

(k) Convertible security.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $1,478.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(r) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(s) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(t) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(u) Treasury inflation indexed note, par amount is not adjusted for inflation.

(v) Treasury inflation indexed note, par amount is adjusted for inflation.

(w) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x) Investment in affiliate.

(y) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(z) The coupon rate represents the yield to maturity.

(aa) Shares subject to merger appraisal rights.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (13.7%)
COMMON STOCKS (12.5%)
Communication Services (0.6%)
Discovery Inc. - Class A	(17)	(533)
Infinera Corp.	(37)	(273)
LINE Corp.	(2)	(98)
NII Capital Corp.	(137)	(804)
Sea Ltd. - ADR	(30)	(418)
Tencent Holdings Ltd.	(89)	(3,654)
Twenty-First Century Fox Inc. (a)	(5)	(142)
Twenty-First Century Fox Inc. - Class A	(4)	(167)
	Shares/Par[1]	Value ($)
Walt Disney Co.	(6)	(691)
		(6,780)
Consumer Discretionary (3.7%)
Alibaba Group Holding Ltd. - ADS	(85)	(14,023)
Best Buy Co. Inc.	(94)	(7,458)
Burlington Stores Inc.	(52)	(8,494)
Chegg Inc.	(18)	(506)
GameStop Corp. - Class A	(208)	(3,171)
Huazhu Group Ltd. - ADS	(10)	(335)
MercadoLibre Inc.	(1)	(356)
Oriental Land Co. Ltd.	(20)	(2,133)
Pandora A/S	(32)	(1,985)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Six Flags Entertainment Corp.	(67)	(4,652)
		(43,113)
Consumer Staples (0.4%)
ConAgra Brands Inc.	(81)	(2,738)
Herbalife Nutrition Ltd.	(28)	(1,535)
		(4,273)
Energy (0.8%)
Chesapeake Energy Corp.	(69)	(309)
Energy Transfer Equity LP	(37)	(648)
Fugro NV - CVA	(39)	(515)
Golar LNG Ltd.	(14)	(392)
Green Plains Renewable Energy Inc.	(63)	(1,082)
Marathon Petroleum Corp.	(58)	(4,662)
SEACOR Holdings Inc.	(1)	(33)
Teekay Corp.	(31)	(212)
Transocean Ltd.	(134)	(1,869)
		(9,722)
Financials (0.6%)
Alteryx Inc. - Class A	(8)	(480)
Carbonite Inc.	(29)	(1,033)
Coupa Software Inc.	(9)	(732)
Cowen Inc. - Class A	(28)	(460)
Element Financial Corp.	(5)	(24)
Encore Capital Group Inc.	(34)	(1,227)
Envestnet Inc.	(9)	(541)
EzCorp Inc. - Class A	(51)	(550)
Hope Bancorp Inc.	(8)	(134)
MINDBODY Inc. - Class A	(11)	(452)
Okta Inc. - Class A	(8)	(553)
PRA Group Inc.	(22)	(802)
Twilio Inc. - Class A	(6)	(496)
		(7,484)
Health Care (1.5%)
Alder Biopharmaceuticals Inc.	(17)	(288)
Allscripts-Misys Healthcare Solutions Inc.	(22)	(309)
AMAG Pharmaceuticals Inc.	(11)	(217)
Amicus Therapeutics Inc.	(211)	(2,547)
Canopy Growth Corp.	(20)	(967)
CIGNA Corp.	(13)	(2,804)
Corium International Inc.	(26)	(252)
CVS Health Corp.	(38)	(2,994)
Evolent Health Inc. - Class A	(31)	(882)
Illumina Inc.	—	(108)
Innoviva Inc.	(29)	(449)
Insulet Corp.	(2)	(238)
Invacare Corp.	(73)	(1,056)
Ligand Pharmaceuticals Inc.	(1)	(379)
Medicines Co.	(15)	(441)
Neurocrine Biosciences Inc.	(7)	(910)
Nipro Corp.	(24)	(332)
Pacira Pharmaceuticals Inc.	(9)	(424)
PDL BioPharma Inc.	(132)	(348)
Radius Health Inc.	(12)	(208)
Repligen Corp.	(15)	(837)
Retrophin Inc.	(6)	(168)
		(17,158)
Industrials (1.2%)
American Airlines Group Inc.	(75)	(3,117)
Atlas Air Worldwide Holdings Inc.	(14)	(896)
Cree Inc.	(8)	(308)
Dassault Aviation SA	—	(558)
Delta Air Lines Inc.	(70)	(4,026)
FTI Consulting Inc.	(2)	(147)
Kaman Corp.	(6)	(381)
Mirait Holdings Corp.	(28)	(486)
Navistar International Corp.	—	(6)
Patrick Industries Inc.	(6)	(337)
Team Inc.	(31)	(695)
United Technologies Corp.	(23)	(3,217)
WW Grainger Inc.	(1)	(245)
		(14,419)
Information Technology (3.0%)
Akamai Technologies Inc.	(3)	(207)
	Shares/Par[1]	Value ($)
Apple Inc.	(21)	(4,675)
Atlassian Corp. Plc - Class A	(8)	(795)
Avaya Holdings Corp.	(20)	(448)
CalAmp Corp.	(13)	(304)
CSG Systems International Inc.	(3)	(136)
Everbridge Inc.	(12)	(694)
GDS Holdings Ltd. - ADR	(11)	(379)
HubSpot Inc.	(6)	(960)
KLA-Tencor Corp.	(14)	(1,445)
Knowles Corp.	(29)	(488)
Microchip Technology Inc.	(14)	(1,139)
Micron Technology Inc.	(108)	(4,870)
MongoDB Inc. - Class A	(11)	(868)
NetApp Inc.	(78)	(6,699)
Nutanix Inc. - Class A	(7)	(302)
Nvidia Corp.	(24)	(6,777)
OSI Systems Inc.	(5)	(393)
Perficient Inc.	(12)	(333)
PROS Holdings Inc.	(6)	(226)
Rapid7 Inc.	(18)	(677)
Red Hat Inc.	(5)	(698)
ServiceNow Inc.	(3)	(560)
Splunk Inc.	(1)	(78)
Synaptics Inc.	(3)	(146)
Vishay Intertechnology Inc.	(41)	(840)
		(35,137)
Materials (0.3%)
AK Steel Holding Corp.	(64)	(313)
Cemex SAB de CV - ADR	(20)	(143)
Cleveland-Cliffs Inc.	(119)	(1,500)
Endeavour Mining Corp.	(9)	(143)
First Majestic Silver Corp.	(54)	(309)
Mitsubishi Chemical Holdings Corp.	(13)	(122)
Praxair Inc.	(4)	(649)
		(3,179)
Real Estate (0.4%)
American Homes For Rent - Class A	(77)	(1,677)
Brookfield Property Partners LP	(25)	(529)
Forest City Realty Trust Inc. - Class A	(10)	(260)
Invitation Homes Inc.	(111)	(2,552)
Pennsylvania REIT	(4)	(40)
Redwood Trust Inc.	(12)	(197)
		(5,255)
Utilities (0.0%)
CenterPoint Energy Inc.	(7)	(191)
Chugoku Electric Power Co. Inc.	(12)	(154)
Kyushu Electric Power Co. Inc.	(23)	(273)
		(618)
Total Common Stocks (proceeds $133,717)		(147,138)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (b)	(4)	(726)
Total Preferred Stocks (proceeds $633)		(726)
INVESTMENT COMPANIES (1.2%)
iShares 7-10 Year Treasury Bond Fund ETF	(45)	(4,529)
iShares JPMorgan USD Emerging Markets Bond ETF	(4)	(394)
iShares Russell 2000 ETF	(8)	(1,379)
SPDR S&P 500 ETF Trust	(13)	(3,647)
SPDR S&P Regional Banking ETF Fund	(40)	(2,349)
Utilities Select Sector SPDR Fund	(22)	(1,140)
VanEck Vectors Semiconductor ETF	(5)	(536)
Total Investment Companies (proceeds $13,416)		(13,974)
Total Securities Sold Short (13.7%) (proceeds $147,766)		(161,838)

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(b) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Berry Petroleum Co.	07/30/18	37	62	—
Berry Petroleum Co. Escrow	03/15/17	—	—	—
WL Ross Holding Corp.	06/09/16	71	131	—
WLRS Fund I LLC	06/09/16	46	80	—
		154	273	—

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

Stada Arzneimittel AG – Term Loan C	2	—
	2	—

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(148)	December 2018		(36,263)	(6)	247
90-Day Eurodollar	812	December 2019		196,989	41	(363)
90-Day Eurodollar	10	March 2020		2,442	—	(22)
90-Day Eurodollar	208	June 2020		50,565	8	(214)
90-Day Eurodollar	48	March 2021		11,707	1	(85)
Australia Commonwealth Treasury Bond, 10-Year	(9)	December 2018	AUD	(1,168)	(1)	5
Australian Dollar	61	December 2018		4,393	7	16
Canadian Dollar	3	December 2018		230	2	3
Canadian Government Bond, 10-Year	7	December 2018	CAD	938	(1)	(7)
Euro FX Currency	(7)	December 2018		(1,035)	4	13
Euro-BTP	39	December 2018	EUR	4,783	(120)	55
Euro-Bund	(301)	December 2018	EUR	(48,172)	(255)	440
Euro-Buxl	(26)	December 2018	EUR	(4,607)	(45)	87
Euro-OAT	(41)	December 2018	EUR	(6,250)	(23)	66
Japanese Government Bond, 10-Year	(7)	December 2018	JPY	(1,051,534)	6	8
Japanese Yen	(5)	December 2018		(561)	1	8
Mexican Peso	92	December 2018		2,370	11	58
Russian Ruble	38	December 2018		1,349	—	91
Short Term Euro-BTP	18	December 2018	EUR	1,962	(19)	5
Swiss Franc	1	December 2018		130	—	(1)
U.S. Treasury Long Bond	566	December 2018		81,754	(85)	(2,231)
U.S. Treasury Note, 10-Year	(18)	December 2018		(2,159)	(1)	21
U.S. Treasury Note, 10-Year	(1,260)	December 2018		(151,431)	(36)	1,767
U.S. Treasury Note, 2-Year	(19)	December 2018		(4,015)	(1)	11
U.S. Treasury Note, 5-Year	862	December 2018		97,664	47	(709)
Ultra Long Term U.S. Treasury Bond	30	December 2018		4,694	(10)	(66)
					(475)	(797)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.74	05/23/26	9,085	(4)	840
3M LIBOR (Q)	Receiving	1.74	05/27/26	5,500	(2)	518
3M LIBOR (Q)	Receiving	2.95	11/15/43	9,695	4	460
3M LIBOR (Q)	Receiving	3.00	07/19/49	1,469	1	59
3M LIBOR (S)	Paying	1.70	09/28/19	5,440	1	(58)
3M LIBOR (S)	Paying	1.67	06/14/20	1,310	—	(27)
3M LIBOR (S)	Paying	2.13	12/19/20	3,470	1	(66)
3M LIBOR (S)	Paying	1.34	06/01/21	11,010	3	(479)
3M LIBOR (S)	Paying	1.22	06/27/21	5,710	2	(274)
3M LIBOR (S)	Paying	2.25	05/31/22	19,140	7	(424)
3M LIBOR (S)	Paying	2.56	05/31/22	38,578	14	(649)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	2.85	08/31/22		52,664	21	(258)
3M LIBOR (S)	Paying	2.17	12/01/22		2,810	1	(99)
3M LIBOR (S)	Paying	3.00	07/19/29		3,525	1	(59)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	06/20/24	JPY	645,100	2	15
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	04/19/47	JPY	158,000	4	58
6M EURIBOR (S)	Receiving	1.50	08/23/47	EUR	744	(6)	8
Mexican Interbank Rate (M)	Paying	7.19	04/13/20	MXN	22,500	—	(13)
Mexican Interbank Rate (M)	Paying	7.11	04/14/20	MXN	99,300	1	(64)
Mexican Interbank Rate (M)	Paying	7.08	04/15/20	MXN	58,900	—	(40)
Mexican Interbank Rate (M)	Paying	7.09	04/15/20	MXN	40,400	—	(27)
Mexican Interbank Rate (M)	Paying	7.44	05/28/20	MXN	85,700	1	(35)
Mexican Interbank Rate (M)	Paying	7.40	05/29/20	MXN	41,600	—	(18)
Mexican Interbank Rate (M)	Paying	7.34	06/01/20	MXN	84,400	1	(41)
Mexican Interbank Rate (M)	Paying	7.34	03/31/22	MXN	194,160	—	(165)
						53	(838)

Centrally Cleared Interest Rate Swap Agreements
Payments received by the Fund[10]	Payments made by the Fund[10]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate +0.31% (Q)	3M LIBOR	12/19/23	15,577	3	(1)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.29 (Q)	5.00	12/20/22	565	(45)	—	(7)
CDX.NA.HY.31 (Q)	5.00	12/20/23	2,060	(151)	(1)	(2)
				(196)	(1)	(9)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.30 (Q)	5.00	06/20/23	(5,750)	449	3	59
CDX.NA.IG.30 (Q)	1.00	06/20/23	(5,490)	109	—	21
CDX.NA.IG.31 (Q)	1.00	12/20/23	(19,330)	374	1	7
iTraxx Europe Crossover Series 24 (Q)	5.00	12/20/20	(652)	50	(2)	(25)
iTraxx Europe Crossover Series 25 (Q)	5.00	06/20/21	(650)	62	(2)	(3)
				1,044	—	59

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(8)	EUR	161.00	11/23/18	(2)	1
Euro-Bund	291	EUR	172.00	11/23/18	—	(14)
Euro-Bund	(9)	EUR	159.50	11/23/18	(4)	—
Euro-Bund	9	EUR	150.00	11/23/18	—	—
Euro-Bund	(16)	EUR	160.00	11/23/18	(5)	(2)
Euro-Bund	(9)	EUR	157.00	10/26/18	2	2
Euro-Bund	(2)	EUR	160.50	10/26/18	—	1
Euro-Bund	53	EUR	175.50	10/26/18	—	(1)
Euro-Bund	(8)	EUR	159.50	10/26/18	(3)	1
Euro-Bund	(22)	EUR	158.00	10/26/18	7	(3)
Euro-Bund	(12)	EUR	159.00	10/26/18	(5)	(5)
					(10)	(20)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
10-Year U.S. Treasury Note Future	Call	127.00	10/26/18	122	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
10-Year U.S. Treasury Note Future	Call	126.50	10/26/18	126	—
10-Year U.S. Treasury Note Future	Call	118.50	10/26/18	26	14
10-Year U.S. Treasury Note Future	Call	118.75	10/26/18	4	2
10-Year U.S. Treasury Note Future	Call	128.50	11/23/18	607	—
10-Year U.S. Treasury Note Future	Call	128.00	11/23/18	145	—
10-Year U.S. Treasury Note Future	Call	125.00	11/23/18	59	—
10-Year U.S. Treasury Note Future	Call	127.00	11/23/18	358	—
10-Year U.S. Treasury Note Future	Put	119.00	10/26/18	2	1
10-Year U.S. Treasury Note Future	Put	119.50	10/26/18	8	7
10-Year U.S. Treasury Note Future	Put	118.50	10/26/18	16	4
2-Year U.S. Treasury Note Future	Call	106.75	11/23/18	15	—
2-Year U.S. Treasury Note Future	Put	104.63	11/23/18	19	—
5-Year U.S. Treasury Note Future	Call	112.50	10/26/18	18	4
5-Year U.S. Treasury Note Future	Put	109.00	10/26/18	4	—
5-Year U.S. Treasury Note Future	Put	110.00	11/23/18	862	13
Australian Dollar Future	Call	0.74	10/05/18	4	—
Australian Dollar Future	Call	0.74	10/05/18	4	—
Australian Dollar Future	Call	0.73	10/05/18	22	2
U.S. Treasury Long Bond Future	Call	141.00	10/26/18	8	6
U.S. Treasury Long Bond Future	Call	140.00	10/26/18	14	17
U.S. Treasury Long Bond Future	Call	140.50	10/26/18	8	8
U.S. Treasury Long Bond Future	Call	140.00	11/23/18	4	7
U.S. Treasury Long Bond Future	Put	128.00	10/26/18	18	—
U.S. Treasury Long Bond Future	Put	132.00	10/26/18	7	—
U.S. Treasury Long Bond Future	Put	126.00	11/23/18	119	2
U.S. Treasury Long Bond Future	Put	124.00	11/23/18	29	—
U.S. Treasury Long Bond Future	Put	127.00	11/23/18	377	6
					93
Options on Securities
Amicus Therapeutics Inc.	Call	13.00	10/19/18	192	4
AT&T Inc.	Put	32.00	10/19/18	42	1
Atlas Air Worldwide Holdings Inc.	Call	67.50	10/19/18	48	2
Chegg Inc.	Call	35.00	10/19/18	96	2
Conagra Brands Inc.	Put	31.00	12/21/18	14	1
DISH Network Corp.	Call	40.00	10/19/18	127	2
Evolent Health Inc.	Call	25.00	10/19/18	42	14
FTI Consulting Inc.	Call	80.00	10/19/18	11	—
Huntsman Corp.	Put	27.00	11/16/18	837	96
iShares MSCI Emerging Markets ETF	Call	43.00	10/19/18	269	18
iShares MSCI Emerging Markets ETF	Put	38.00	10/19/18	269	1
iShares North American Tech-Software ETF	Call	210.00	10/19/18	32	4
iShares Russell 2000 ETF	Call	171.00	11/16/18	162	35
MINDBODY Inc.	Call	45.00	10/19/18	98	2
NII Holdings Inc.	Call	7.50	03/15/19	24	3
PROS Holdings Inc.	Call	45.00	10/19/18	38	—
Rapid7 Inc.	Call	40.00	10/19/18	20	1
ServiceNow Inc.	Call	215.00	10/12/18	10	1
Shire Plc	Put	160.00	10/19/18	18	—
Twilio Inc.	Call	95.00	10/19/18	34	4
VanEck Vectors Semiconductor ETF	Put	107.00	10/19/18	90	20
Walt Disney Co.	Put	95.00	01/18/19	389	12
Wix.com Ltd.	Call	120.00	10/19/18	24	11
Zendesk Inc.	Call	75.00	10/19/18	34	3
					237

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BOA	Call		0.58	10/18/18	3,840,000	6
							6
Foreign Currency Options
Australian Dollar versus USD	BCL	Put	AUD	0.74	11/21/18	1,122,000	4
Brazilian Real versus USD	BOA	Put	BRL	4.00	12/06/18	1,155,000	38
Brazilian Real versus USD	CGM	Put	BRL	4.00	11/28/18	1,200,000	38
Brazilian Real versus USD	JPM	Put	BRL	3.94	11/30/18	600,000	15
Canadian Dollar versus USD	JPM	Put	CAD	1.29	10/16/18	1,800,000	11
Canadian Dollar versus USD	JPM	Put	CAD	1.28	11/29/18	1,200,000	9
Colombian Peso versus USD	CGM	Put	COP	2,947.04	11/21/18	573,000	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Colombian Peso versus USD	GSC	Put	COP	2,927.00	11/26/18	588,000	9
Indian Rupee versus USD	BCL	Put	INR	71.50	09/05/19	1,150,000	8
Indian Rupee versus USD	CGM	Put	INR	68.89	11/14/18	2,375,000	1
Indian Rupee versus USD	CGM	Put	INR	62.50	05/13/20	7,000,000	6
Indonesian Rupiah versus USD	BOA	Put	IDR	14,745.00	11/21/18	564,000	3
Indonesian Rupiah versus USD	GSC	Put	IDR	14,740.00	11/26/18	614,000	3
Mexican Peso versus USD	JPM	Put	MXN	19.40	12/05/18	1,845,000	68
New Turkish Lira versus USD	CGM	Put	TRY	5.20	11/08/18	1,190,000	—
New Turkish Lira versus USD	JPM	Put	TRY	5.05	11/05/18	1,200,000	—
New Turkish Lira versus USD	MSC	Put	TRY	5.05	11/05/18	1,200,000	—
Russian Ruble versus USD	GSC	Put	RUB	61.28	10/16/18	1,800,000	—
South African Rand versus USD	MSC	Put	ZAR	14.17	11/16/18	600,000	14
							237

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	120.50	10/26/18	13	—
10-Year U.S. Treasury Note Future	Call	120.00	10/26/18	30	(2)
10-Year U.S. Treasury Note Future	Call	119.00	10/26/18	18	(6)
10-Year U.S. Treasury Note Future	Call	119.25	10/26/18	6	—
10-Year U.S. Treasury Note Future	Call	119.50	10/26/18	67	(10)
10-Year U.S. Treasury Note Future	Call	120.00	11/23/18	9	(1)
10-Year U.S. Treasury Note Future	Call	120.50	11/23/18	33	(4)
5-Year U.S. Treasury Note Future	Call	113.00	10/26/18	18	(1)
5-Year U.S. Treasury Note Future	Call	113.50	10/26/18	9	—
5-Year U.S. Treasury Note Future	Call	113.25	10/26/18	63	(2)
5-Year U.S. Treasury Note Future	Call	113.00	11/23/18	22	(5)
U.S. Treasury Long Bond Future	Call	144.00	10/26/18	24	—
U.S. Treasury Long Bond Future	Call	145.00	10/26/18	15	—
U.S. Treasury Long Bond Future	Call	143.00	10/26/18	61	(14)
U.S. Treasury Long Bond Future	Call	142.50	10/26/18	18	(5)
U.S. Treasury Long Bond Future	Call	142.00	10/26/18	29	(12)
U.S. Treasury Long Bond Future	Call	148.00	11/23/18	29	(3)
U.S. Treasury Long Bond Future	Call	151.00	11/23/18	4	—
U.S. Treasury Long Bond Future	Call	150.00	11/23/18	1	—
U.S. Treasury Long Bond Future	Call	146.00	11/23/18	6	(1)
U.S. Treasury Long Bond Future	Call	143.00	11/23/18	77	(36)
U.S. Treasury Long Bond Future	Call	144.00	11/23/18	32	(11)
U.S. Treasury Long Bond Future	Call	145.00	11/23/18	6	(1)
					(114)
Options on Securities
AT&T Inc.	Call	34.00	10/19/18	24	—
Atlas Air Worldwide Holdings Inc.	Put	60.00	10/19/18	48	(2)
Conagra Brands Inc.	Call	35.00	12/21/18	14	(1)
DISH Network Corp.	Put	35.00	10/19/18	96	(8)
Evolent Health Inc.	Put	22.50	12/21/18	70	(3)
FTI Consulting Inc.	Put	75.00	10/19/18	11	(3)
Huazhu Group Ltd.	Put	32.50	12/21/18	24	(7)
Huntsman Corp.	Call	33.00	11/16/18	576	(5)
iShares MSCI Emerging Markets ETF	Put	41.00	10/19/18	269	(5)
iShares North American Tech-Software ETF	Put	195.00	10/19/18	32	(4)
iShares Russell 2000 ETF	Put	167.00	11/16/18	162	(38)
MINDBODY Inc.	Put	40.00	11/16/18	24	(6)
NII Holdings Inc.	Put	5.00	03/15/19	24	(3)
NXP Semiconductors NV	Call	90.00	10/19/18	338	(22)
PROS Holdings Inc.	Put	35.00	10/19/18	24	(3)
Rapid7 Inc.	Put	35.00	10/19/18	48	(3)
ServiceNow Inc.	Put	195.00	10/12/18	10	(4)
Shire Plc	Call	170.00	10/19/18	20	(24)
Twilio Inc.	Put	80.00	10/19/18	34	(4)
Walt Disney Co.	Call	115.00	01/18/19	369	(213)
Wix.com Ltd.	Put	95.00	10/19/18	16	—
Zendesk Inc.	Put	60.00	10/19/18	29	—
					(358)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BOA	Put		0.75	10/18/18	3,840,000	—
							—
Foreign Currency Options
Brazilian Real versus USD	CGM	Call	BRL	4.45	11/28/18	1,200,000	(15)
Brazilian Real versus USD	JPM	Call	BRL	4.58	11/30/18	600,000	(5)
Brazilian Real versus USD	BOA	Put	BRL	3.84	12/06/18	2,310,000	(39)
Brazilian Real versus USD	CGM	Put	BRL	3.75	11/20/18	1,180,000	(10)
Brazilian Real versus USD	JPM	Put	BRL	3.82	11/21/18	1,168,300	(15)
Mexican Peso versus USD	JPM	Put	MXN	18.85	12/05/18	3,690,000	(67)
New Turkish Lira versus USD	JPM	Call	TRY	5.65	11/05/18	1,200,000	(112)
South African Rand versus USD	MSC	Put	ZAR	13.70	11/16/18	1,200,000	(11)
							(274)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	10/03/18	ARS	10,040	243	(211)
ARS/USD	JPM	10/03/18	ARS	1,530	37	(32)
ARS/USD	CIT	10/05/18	ARS	3,122	75	(66)
ARS/USD	GSC	10/05/18	ARS	4,470	108	(94)
ARS/USD	CIT	10/22/18	ARS	220	5	—
ARS/USD	CIT	10/23/18	ARS	17,719	417	(380)
ARS/USD	CIT	10/23/18	ARS	418	10	—
ARS/USD	JPM	11/20/18	ARS	11,676	265	(87)
ARS/USD	BOA	12/21/18	ARS	15,327	336	(135)
ARS/USD	JPM	01/22/19	ARS	2,855	61	(25)
ARS/USD	CIT	01/28/19	ARS	15,518	329	(145)
ARS/USD	CIT	03/26/19	ARS	7,560	152	(17)
ARS/USD	JPM	03/26/19	ARS	4,010	81	(5)
ARS/USD	GSC	03/29/19	ARS	7,592	151	(11)
AUD/USD	BCL	10/18/18	AUD	3,200	2,313	(47)
AUD/USD	JPM	11/07/18	AUD	381	275	2
BRL/USD	GSC	10/04/18	BRL	1,332	330	10
BRL/USD	BCL	10/18/18	BRL	2,434	602	(49)
BRL/USD	BCL	10/18/18	BRL	655	162	2
BRL/USD	CIT	10/18/18	BRL	8,012	1,982	(38)
BRL/USD	CIT	10/18/18	BRL	4,809	1,189	35
BRL/USD	GSC	10/18/18	BRL	4,264	1,054	(18)
BRL/USD	GSC	10/18/18	BRL	3,362	831	20
BRL/USD	CIT	11/23/18	BRL	1,304	322	(2)
BRL/USD	JPM	11/26/18	BRL	1,351	333	3
BRL/USD	BOA	12/10/18	BRL	359	88	3
CAD/USD	BCL	10/18/18	CAD	1,540	1,193	(2)
CAD/USD	BCL	10/18/18	CAD	2,384	1,847	16
CAD/USD	CIT	10/18/18	CAD	1,076	834	12
CAD/USD	GSC	10/18/18	CAD	3,148	2,438	28
CLP/USD	BCL	10/18/18	CLP	646,718	984	(2)
CNH/USD	JPM	10/18/18	CNH	9,034	1,313	(7)
CNY/USD	BCL	10/18/18	CNY	3,901	567	(6)
COP/USD	CIT	10/18/18	COP	6,932,781	2,341	(52)
COP/USD	BCL	10/25/18	COP	380,288	128	2
COP/USD	BCL	10/26/18	COP	160,410	54	1
COP/USD	CIT	01/18/19	COP	5,530,965	1,861	25
EUR/USD	CIT	10/18/18	EUR	4,790	5,569	(41)
EUR/USD	CIT	10/18/18	EUR	1,410	1,639	3
EUR/USD	GSC	10/18/18	EUR	620	721	(1)
EUR/USD	JPM	03/21/19	EUR	312	368	(4)
EUR/USD	JPM	03/21/19	EUR	47	56	—
GBP/USD	JPM	10/11/18	GBP	6,613	8,623	(59)
GBP/USD	JPM	10/11/18	GBP	267	349	1
GBP/USD	CIT	10/18/18	GBP	353	461	(8)
HKD/USD	BBH	10/02/18	HKD	824	105	—
IDR/USD	GSC	10/25/18	IDR	318,680	21	—
IDR/USD	JPM	10/25/18	IDR	2,681,210	179	—
INR/USD	BCL	10/17/18	INR	388,354	5,346	(235)
JPY/USD	SSB	10/01/18	JPY	3,263	29	—
JPY/USD	SSB	10/02/18	JPY	581	5	—
JPY/USD	MSC	10/18/18	JPY	800,000	7,049	(140)
JPY/USD	SSB	12/19/18	JPY	124,467	1,103	(6)
KRW/USD	CIT	10/18/18	KRW	202,242	182	1
MXN/USD	BCL	10/18/18	MXN	26,507	1,412	35
MXN/USD	GSC	10/18/18	MXN	26,600	1,417	(4)
MXN/USD	GSC	10/18/18	MXN	12,500	666	13
MXN/USD	JPM	10/18/18	MXN	25,784	1,374	(7)
MXN/USD	JPM	10/18/18	MXN	67,214	3,581	89
MXN/USD	JPM	12/07/18	MXN	2,730	144	6
PEN/USD	BCL	10/18/18	PEN	3,330	1,007	(4)
PHP/USD	JPM	10/18/18	PHP	55,338	1,023	(19)
RUB/USD	BCL	10/18/18	RUB	46,359	706	(33)
RUB/USD	BCL	10/18/18	RUB	99,546	1,517	60
TRY/USD	BOA	10/18/18	TRY	1,644	270	23
TRY/USD	CIT	10/18/18	TRY	8,721	1,430	(297)
TRY/USD	JPM	10/18/18	TRY	2,765	454	33
TWD/USD	BCL	10/18/18	TWD	12,899	423	—
TWD/USD	CIT	10/18/18	TWD	12,333	404	3
TWD/USD	JPM	10/18/18	TWD	13,561	445	3
USD/ARS	CIT	10/03/18	ARS	(7,560)	(182)	15
USD/ARS	JPM	10/03/18	ARS	(4,010)	(97)	5
USD/ARS	GSC	10/05/18	ARS	(7,592)	(183)	10
USD/ARS	CIT	10/22/18	ARS	(2,470)	(58)	20
USD/ARS	GSC	10/22/18	ARS	(2,467)	(58)	20
USD/ARS	JPM	10/22/18	ARS	(6,168)	(145)	49
USD/ARS	BOA	10/23/18	ARS	(5,130)	(121)	39
USD/ARS	CIT	10/23/18	ARS	(18,661)	(439)	148
USD/ARS	JPM	11/20/18	ARS	(14,773)	(335)	113
USD/AUD	BCL	10/18/18	AUD	(8,040)	(5,813)	147
USD/AUD	JPM	11/07/18	AUD	(381)	(275)	1
USD/AUD	JPM	11/15/18	AUD	(119)	(86)	1
USD/BRL	GSC	10/04/18	BRL	(1,332)	(330)	3
USD/BRL	BOA	10/18/18	BRL	(1,861)	(460)	15
USD/BRL	CIT	10/18/18	BRL	(1,349)	(334)	(9)
USD/BRL	GSC	10/18/18	BRL	(6,797)	(1,681)	128
USD/BRL	JPM	10/18/18	BRL	(2,454)	(607)	23
USD/BRL	CIT	11/30/18	BRL	(3,326)	(820)	(20)
USD/BRL	JPM	12/04/18	BRL	(1,339)	(330)	(10)
USD/CAD	JPM	10/17/18	CAD	(787)	(609)	(9)
USD/CAD	CIT	10/18/18	CAD	(1,760)	(1,363)	(26)
USD/CAD	JPM	10/18/18	CAD	(440)	(341)	(5)
USD/CAD	HSB	10/24/18	CAD	(2,710)	(2,099)	(15)
USD/CAD	RBS	10/24/18	CAD	(136)	(105)	—
USD/CAD	SSB	12/19/18	CAD	(1,994)	(1,546)	(25)
USD/CNH	CIT	10/18/18	CNH	(23,087)	(3,354)	116
USD/CNY	JPM	10/18/18	CNY	(9,553)	(1,388)	46
USD/COP	CIT	10/18/18	COP	(5,530,965)	(1,867)	(24)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/COP	GSC	10/18/18	COP	(827,518)	(279)	5
USD/COP	JPM	10/18/18	COP	(574,298)	(194)	—
USD/COP	GSC	11/28/18	COP	(591,721)	(200)	(3)
USD/EUR	CIT	10/18/18	EUR	(1,615)	(1,878)	(37)
USD/EUR	CIT	10/18/18	EUR	(14,135)	(16,431)	225
USD/EUR	GSC	10/18/18	EUR	(250)	(291)	(4)
USD/EUR	BCL	10/24/18	EUR	(14,362)	(16,704)	(25)
USD/EUR	CIT	10/24/18	EUR	(142)	(165)	2
USD/EUR	SSB	12/19/18	EUR	(679)	(794)	(1)
USD/EUR	JPM	01/03/19	EUR	(2,948)	(3,451)	(46)
USD/EUR	JPM	03/21/19	EUR	(2,121)	(2,499)	21
USD/GBP	JPM	10/11/18	GBP	(6,880)	(8,972)	164
USD/GBP	JPM	10/18/18	GBP	(440)	(574)	7
USD/GBP	CIT	10/24/18	GBP	(6,574)	(8,578)	(68)
USD/IDR	BCL	10/18/18	IDR	(19,244,493)	(1,289)	32
USD/IDR	GSC	11/28/18	IDR	(3,055,510)	(204)	—
USD/INR	JPM	10/17/18	INR	(13,587)	(187)	4
USD/INR	CIT	11/16/18	INR	(33,587)	(461)	14
USD/INR	BCL	09/09/19	INR	(24,880)	(329)	2
USD/JPY	SSB	10/01/18	JPY	(977)	(9)	—
USD/JPY	SSB	10/02/18	JPY	(1,725)	(16)	—
USD/JPY	SSB	10/03/18	JPY	(3,177)	(28)	—
USD/JPY	BCL	10/18/18	JPY	(710,309)	(6,259)	123
USD/JPY	SSB	12/19/18	JPY	(267,740)	(2,372)	44
USD/KRW	CIT	10/18/18	KRW	(1,349,580)	(1,217)	(27)
USD/KRW	JPM	10/18/18	KRW	(3,193,728)	(2,880)	(29)
USD/MXN	CIT	10/18/18	MXN	(108,604)	(5,787)	(142)
USD/MXN	GSC	10/18/18	MXN	(61,081)	(3,255)	(26)
USD/MXN	JPM	10/18/18	MXN	(22,860)	(1,218)	(24)
USD/PHP	CIT	10/18/18	PHP	(55,338)	(1,023)	1
USD/PLN	BCL	10/18/18	PLN	(1)	—	—
USD/RUB	GSC	10/17/18	RUB	(41,014)	(625)	27
USD/RUB	BOA	10/18/18	RUB	(85,055)	(1,296)	(56)
USD/RUB	GSC	10/18/18	RUB	(11,600)	(177)	(1)
USD/RUB	MSC	10/18/18	RUB	(34,256)	(522)	14
USD/SGD	BBH	10/01/18	SGD	(501)	(367)	—
USD/TRY	GSC	10/18/18	TRY	(1,644)	(270)	(15)
USD/TRY	JPM	11/05/18	TRY	(3,654)	(592)	98
USD/TRY	MSC	11/06/18	TRY	(2,278)	(369)	62
USD/TWD	BCL	10/18/18	TWD	(70,360)	(2,307)	8
USD/TWD	CIT	10/18/18	TWD	(21,210)	(695)	1
USD/TWD	JPM	10/18/18	TWD	(36,620)	(1,201)	—
USD/ZAR	BBH	10/01/18	ZAR	(28,186)	(1,993)	(1)
USD/ZAR	BBH	10/02/18	ZAR	(3,264)	(231)	1
USD/ZAR	BBH	10/03/18	ZAR	(1,186)	(84)	—
USD/ZAR	BCL	10/18/18	ZAR	(18,349)	(1,294)	71
USD/ZAR	BOA	10/18/18	ZAR	(15,699)	(1,108)	63
USD/ZAR	CIT	10/18/18	ZAR	(9,438)	(666)	(23)
USD/ZAR	GSC	10/18/18	ZAR	(3,071)	(217)	11
ZAR/USD	JPM	10/18/18	ZAR	9,570	675	(36)
					(52,520)	(668)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Interbank Deposit Rate (A)	Paying	BOA	12.49	01/04/21	BRL	12,970	—	308
Brazil Interbank Deposit Rate (A)	Paying	BOA	9.23	01/04/21	BRL	20,730	—	(10)
Brazil Interbank Deposit Rate (A)	Paying	BOA	9.23	01/04/21	BRL	54,700	—	(26)
Brazil Interbank Deposit Rate (A)	Paying	GSC	9.93	01/02/19	BRL	32,500	—	69
Brazil Interbank Deposit Rate (A)	Paying	JPM	8.27	01/02/20	BRL	26,690	1	(3)
Brazil Interbank Deposit Rate (A)	Paying	JPM	8.27	01/02/20	BRL	28,000	—	(2)
							1	336

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	393	(3)	(2)	(1)
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	590	(6)	(4)	(2)
					983	(9)	(6)	(3)
Credit default swap agreements - sell protection[4]
Russian Federation, 7.50%, 03/31/30 (Q)	BCL	1.34	1.00	06/20/23	(1,480)	(21)	(38)	17

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Agricultural Bank of China Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	2,072	HKD	7,666	36
Airports of Thailand PCL (M)	MSC	Federal Funds Effective Rate -1.55%	TBD	(386)		(784)	1
Alibaba Group Holding Ltd. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	13		2,072	106
Amorepacific Corp. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(6)		(533)	(14)
Anhui Conch Cement Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	86		435	22
Axis Bank Ltd. (M)	GSC	Federal Funds Effective Rate -2.50%	TBD	(23)		(947)	(10)
Baidu Inc. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	13		2,918	138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Bank of Georgia (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	78	GBP	805	87
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
BDO Unibank Inc. (M)	MBL	Federal Funds Effective Rate -2.79%	TBD	(441)		(918)	(62)
BNK Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	132		974	49
Casetek Holdings Ltd. (M)	GSC	Federal Funds Effective Rate -9.25%	TBD	(89)		(152)	1
Celltrion Healthcare Co. Ltd. (M)	MBL	Federal Funds Effective Rate -13.86%	TBD	(9)		(818)	34
Celltrion Inc. (M)	GSC	Federal Funds Effective Rate -8.00%	TBD	(2)		(472)	(1)
Cheng Shin Rubber Industry Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.53%	TBD	(673)		(1,046)	(12)
China Airlines Co. Ltd. (M)	GSC	Federal Funds Effective Rate -3.00%	TBD	(1,944)		(584)	(5)
China Life Insurance Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(175)	HKD	(2,986)	(16)
China Modern Dairy Holdings Ltd. (M)	GSC	1M HIBOR -6.00%	TBD	(1,721)	HKD	(1,923)	6
China National Building Material Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	902	HKD	6,121	18
China Pacific Insurance Group Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(136)	HKD	(3,767)	(43)
China Power International Deveolpment Ltd. (M)	GSC	1M HIBOR -2.00%	TBD	(4,466)	HKD	(7,508)	(34)
China Resource Beer Holdings Co. (M)	GSC	1M HIBOR -0.50%	TBD	(162)	HKD	(4,852)	(34)
China Taiping Insurance Holdings Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(77)	HKD	(1,992)	(16)
China Telecom Corp. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	4,140	HKD	15,648	57
China Traditional Chinese Medicine Holdings Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	1,186	HKD	6,199	14
Cie Financiere Richemont SA (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(46)	ZAR	(5,719)	21
CJ CGV (M)	MSC	Federal Funds Effective Rate -2.75%	TBD	(6)		(282)	8
Commercial International Bank Egypt SAE - GDR (E)	GSC	Federal Funds Effective Rate +0.80%	TBD	62		284	2
COSCO Shipping Ports Ltd. (M)	GSC	1M HIBOR -6.75%	TBD	(1,257)	HKD	(3,895)	(25)
Dongfang Electric Corp. Ltd. (M)	GSC	1M HIBOR -2.75%	TBD	(1,571)	HKD	(7,099)	(23)
Dr. Reddy's Laboratories Ltd. (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(8)		(269)	10
Eclat Textile Co. Ltd. (M)	MBL	Federal Funds Effective Rate -5.76%	TBD	(80)		(1,031)	35
Ednered SA (M)	GSC	Euro Overnight Index Average -0.40%	TBD	(8)	EUR	(283)	5
El Puerto de Liverpool SAB de CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(131)		(986)	1
Feng Tay Enterprise Co. Ltd. (M)	MBL	Federal Funds Effective Rate -3.91%	TBD	(61)		(380)	4
Fila Korea Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	10		354	33
Franco-Nevada Corp. (M)	GSC	Canada 1M Bankers' Acceptances Rate -0.40%	TBD	(14)	CAD	(1,184)	12
Fresnillo Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(25)	GBP	(197)	(8)
Fullshare Holdings Ltd. (M)	GSC	1M HIBOR -10.21%	TBD	(2,215)	HKD	(7,650)	(89)
Gazit-Globe Ltd. (E)	GSC	3M TELBOR +0.70%	TBD	103	ILS	3,438	8
Georgia Healthcare Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	22	GBP	47	—
Ginkgo International Ltd. (M)	GSC	Federal Funds Effective Rate -8.25%	TBD	(51)		(324)	(11)
Golden Argi-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(3,056)	SGD	(733)	(22)
Grupo Gicsa (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	2,581		1,272	(39)
Grupo Televisa SAB (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(12)		(218)	12
Guangzhou Automobile Group Motor Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	490	HKD	4,091	20
Haier Electronics Group Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	309	HKD	6,013	70
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	50		1,908	113
Henan Shuang Investment (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	414		1,512	61
HK Electric Investments Ltd. (M)	GSC	1M HIBOR -0.75%	TBD	(883)	HKD	(6,949)	(3)
Hong Kong & China Gas Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(198)	HKD	(3,122)	1
Hoteles City Express SAB (M)	GSC	Federal Funds Effective Rate -0.74%	TBD	(194)		(229)	(10)
Huadian Power International (M)	GSC	1M HIBOR -1.75%	TBD	(1,476)	HKD	(4,207)	(40)
Huaneng Power International Inc. (M)	MBL	1M HIBOR -0.45%	TBD	(852)	HKD	(4,311)	(10)
HUAYU Automotive Systems Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	81		237	28
Hysan Development Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	32	HKD	1,306	(5)
Hyundai Motor Co. (M)	MSC	Federal Funds Effective Rate -0.55%	TBD	(3)		(389)	(9)
ICICI Bank Ltd. ADR (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(108)		(950)	30
Jasa Marga Persero Tbk PT (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(672)		(196)	(6)
Jiangsu Yanghe Brewery (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	144		2,474	207
Kakao Corp. (M)	GSC	Federal Funds Effective Rate -1.50%	TBD	(3)		(332)	—
KGHM Polska Miedz SA (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(34)		(826)	(2)
KGInicis Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	10		170	(6)
Kiwoom Securities Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	6		492	44
Kweichow Moutai Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	19		1,797	165
Lee & Man Paper Manufacturing Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(264)	HKD	(1,996)	10
LG Display Co. Ltd. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(8)		(133)	2
Link Real Estate Group (E)	GSC	1M HIBOR +0.50%	TBD	49	HKD	3,708	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Lotte Corp. (M)	MSC	Federal Funds Effective Rate -2.38%	TBD	(4)		(206)	(12)
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Maashan Iron & Steel Co. (M)	GSC	1M HIBOR -1.50%	TBD	(648)	HKD	(2,495)	(29)
MAHLE Metal Leve SA (E)	GSC	Federal Funds Effective Rate +0.75%	TBD	80		462	17
Maxis Bhd (M)	MSC	Federal Funds Effective Rate -3.75%	TBD	(373)		(525)	(6)
mBank SA (M)	GSC	Federal Funds Effective Rate -1.50%	TBD	(3)		(322)	(39)
MISC Bhd (M)	MSC	Federal Funds Effective Rate -3.05%	TBD	(145)		(208)	(3)
New China Life Insurance Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(110)	HKD	(3,868)	(33)
Nien Made Enterprise Co. Ltd. (M)	GSC	Federal Funds Effective Rate -5.00%	TBD	(87)		(666)	(15)
Nine Dragons Paper Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(314)	HKD	(2,845)	24
Orange Polska SA (M)	GSC	Federal Funds Effective Rate -0.75%	TBD	(160)		(189)	(3)
Paradise Co. Ltd. (M)	MSC	Federal Funds Effective Rate -7.92%	TBD	(56)		(1,058)	3
Parkson Retail Group Ltd. (M)	GSC	1M HIBOR -1.75%	TBD	(3,008)	HKD	(2,286)	4
Petra Diamonds Ltd. (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	1,225	GBP	461	2
Pinduoduo Inc. (M)	GSC	Federal Funds Effective Rate -8.77%	TBD	(8)		(183)	(30)
PPB Group Bhd (M)	MSC	Federal Funds Effective Rate -3.58%	TBD	(120)		(482)	(7)
Qingdao Haier Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	162		367	22
Raia Drogasil SA (M)	GSC	Federal Funds Effective Rate -15.00%	TBD	(25)		(465)	16
Regional SAB de CV (M)	MSC	Federal Funds Effective Rate -0.55%	TBD	(65)		(409)	(2)
SAIC Motor Corp. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	115		531	24
Samsung BioLogics Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.25%	TBD	(1)		(580)	(38)
Samsung Electronics Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	70		2,824	120
SATS Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(177)	SGD	(869)	(39)
SembCorp Marine Ltd. (M)	MSC	Singapore Swap Offer Rate -9.00%	TBD	(723)	SGD	(1,333)	(106)
Semiconductor Manufacturing International Corp. (M)	GSC	1M HIBOR -3.75%	TBD	(607)	HKD	(5,127)	—
Shanghai Electric Power Co. Ltd. (M)	GSC	1M HIBOR -1.50%	TBD	(2,946)	HKD	(7,630)	(75)
Shanghai Haohai Biological Technology Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	117	HKD	6,201	6
Shenzhen Overseas Chinese Town Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	178		156	7
Singapore Press Holdings Ltd. (M)	GSC	Singapore Swap Offer Rate -1.00%	TBD	(96)	SGD	(268)	(6)
Sinopec Engineering Group Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	1,123	HKD	9,390	94
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	11		735	(38)
SK Networks Co. Ltd. (M)	MSC	Federal Funds Effective Rate -0.63%	TBD	(43)		(198)	(14)
Sociedad Quimica y Minera de Chile SA (M)	GSC	Federal Funds Effective Rate -4.76%	TBD	(12)		(575)	3
Suzuki Motor Corp. (E)	GSC	Tokyo Overnight Average Rate +0.50%	TBD	6	JPY	44,020	(30)
Taiwan Semiconductor Manufacturing Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	312		2,573	103
Tamar Petroleum Ltd. (E)	GSC	3M TELBOR +0.70%	TBD	175	ILS	3,274	(33)
TBC Bank Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	44	GBP	718	23
TCL Electronics Holdings Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	347	HKD	1,291	—
Telekom Malaysia Bhd DBA (M)	MSC	Federal Funds Effective Rate -3.30%	TBD	(213)		(162)	(4)
Telesites SAB DE CV (M)	GSC	Federal Funds Effective Rate -0.58%	TBD	(1,004)		(795)	3
Tencent Holdings Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	72	HKD	22,832	46
Tian Ge Interactive Holdings Ltd. (M)	GSC	1M HIBOR -9.25%	TBD	(989)	HKD	(4,797)	—
Tianneng Power International Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	124	HKD	842	2
Tsingtao Brewery Co. Ltd. (M)	GSC	1M HIBOR -0.50%	TBD	(52)	HKD	(1,747)	(21)
Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -3.52%	TBD	(332)		(1,019)	(29)
United Microelectronics Corp. (M)	GSC	Federal Funds Effective Rate -0.57%	TBD	(183)		(453)	(20)
Weichai Power Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	377	HKD	3,412	41
WH Group Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	840	HKD	4,535	11
Wharf Real Estate Investment Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	109	HKD	5,759	(33)
Wheelock & Co. Ltd. (E)	GSC	1M HIBOR +0.50%	TBD	84	HKD	4,100	(20)
Wuliangye Yibin Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	298		2,773	172
Yatas (E)	GSC	Federal Funds Effective Rate +0.70%	TBD	486		292	58
Yatas International ASA (M)	GSC	1M NIBOR -0.40%	TBD	(21)	NOK	(7,914)	(42)
Zhaojin Mining Industry Co. Ktd. (M)	MSC	1M HIBOR -5.88%	TBD	(119)	HKD	(703)	(2)
Zhaojin Mining Industry Co. Ktd. (M)	GSC	1M HIBOR -7.75%	TBD	(1,160)	HKD	(6,934)	(13)
							978

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Andeavor (E)	BOA	1M LIBOR +0.75%	05/14/19	2,415	—	274
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.75%	09/23/19	1,100	—	224
Gemalto NV (E)	BOA	1M LIBOR +0.35%	05/31/19	3,373	—	(7)
Integrated Device Technology Inc. (E)	BOA	1M LIBOR +0.75%	09/11/19	1,001	—	8
Linde Group (E)	BOA	1M LIBOR +0.35%	04/16/19	1,305	—	43
Shire Plc (E)	BOA	1M LIBOR +0.80%	09/27/19	5,749	—	303
USG Corp. (E)	BOA	1M LIBOR +0.75%	09/11/19	1,377	—	6
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	09/19/19	5,660	—	727
APN Outdoor Group Ltd. (E)	JPM	3M LIBOR +0.40%	08/26/19	83	—	3
AT&T Inc. (E)	JPM	3M LIBOR +0.30%	09/09/19	849	—	40
Envision Healthcare Corp. (E)	JPM	3M LIBOR +0.30%	08/15/19	3,371	—	72
Innogy SE (E)	JPM	3M LIBOR +0.40%	07/22/19	1,974	—	89
Shire Plc (E)	JPM	3M LIBOR +0.40%	10/01/19	144	—	(1)
					—	1,781
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -4.50%	04/05/19	(132)	—	(13)
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	09/23/19	(595)	—	(112)
Marathon Petroleum Corp. (Q)	BOA	1M LIBOR -0.40%	05/14/19	(2,098)	—	(129)
Praxair Inc. (Q)	BOA	1M LIBOR -0.40%	04/16/19	(737)	—	(32)
Takeda Pharmaceutical Co. Ltd. (Q)	BOA	1M LIBOR -0.50%	09/27/19	(3,622)	—	(175)
CVS Health Corp. (Q)	JPM	3M LIBOR -0.60%	09/19/19	(133)	—	(3)
Takeda Pharmaceutical Co. Ltd. (Q)	JPM	3M LIBOR -0.40%	09/03/19	(214)	—	(5)
					—	(469)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (M)	MSC	Federal Funds Effective Rate	05/02/19	117,627	(116,380)	1,137

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
ABM Industries Inc.	(28)	(913)
Aramark Corp.	(3)	(129)
Big Lots Inc.	(4)	(176)
CarMax Inc.	(23)	(1,688)
Carnival Corp.	(2)	(128)
Dollar Tree Inc.	(8)	(628)
Dorman Products Inc.	(4)	(338)
Genuine Parts Co.	(4)	(437)
Hasbro Inc.	(9)	(925)
Home Depot Inc.	(1)	(269)
L Brands, Inc.	(5)	(136)
LCI Industries	(11)	(886)
Leggett & Platt Inc.	(27)	(1,160)
Liberty Broadband Corp. - Class A	(4)	(304)
Liberty Broadband Corp. - Class C	(7)	(599)
Liberty Media Corp. Series C	(7)	(260)
Lithia Motors Inc.	(9)	(735)
Live Nation Entertainment Inc.	(10)	(528)
LKQ Corp.	(50)	(1,596)
Lowe's Companies Inc.	(2)	(172)
Marriott International Inc.	(2)	(224)
Mattel Inc.	(21)	(333)
McDonald's Corp.	(3)	(443)
Mohawk Industries Inc. (a)	(8)	(1,412)
Monro Muffler Brake Inc.	(14)	(995)
Newell Brands Inc.	(40)	(816)
Papa John's International Inc.	(9)	(436)
Pool Corp.	(5)	(768)
Skechers U.S.A. Inc.	(4)	(112)
Starbucks Corp.	(31)	(1,756)
Thomson Reuters Corp.	(39)	(1,759)
Thor Industries Inc.	(1)	(109)
TJX Cos. Inc.	(1)	(90)
	Shares	Value ($)
Consumer Discretionary (continued)
Ulta Beauty Inc.	(3)	(790)
Under Armour Inc. - Class C	(36)	(693)
Wayfair Inc. - Class A	(8)	(1,108)
		(23,851)
Consumer Staples
Casey's General Stores Inc.	(8)	(1,046)
Colgate-Palmolive Co.	(2)	(121)
Coty Inc.	(83)	(1,044)
Kraft Heinz Foods Co.	(10)	(540)
PriceSmart Inc.	(9)	(729)
Sanderson Farms Inc.	(4)	(382)
		(3,862)
Energy
Callon Petroleum Co.	(88)	(1,060)
Centennial Resource Development Inc. - Class A	(67)	(1,455)
Concho Resources Inc.	(2)	(260)
Enbridge Inc.	(49)	(1,589)
EQT Corp.	(9)	(402)
Extraction Oil & Gas Inc.	(37)	(412)
Franks International NV	(74)	(639)
Jagged Peak Energy Inc.	(70)	(965)
Matador Resources Co.	(31)	(1,031)
ONEOK Inc.	(5)	(312)
Parsley Energy Inc.	(15)	(442)
Pembina Pipeline Corp.	(19)	(632)
Targa Resources Corp.	(31)	(1,768)
Transcanada Corp.	(14)	(583)
		(11,550)
Financials
American International Group Inc.	(17)	(910)
Brookfield Asset Management Inc.	(37)	(1,665)
CBOE Holdings Inc.	(5)	(489)
Cincinnati Financial Corp.	(5)	(361)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
Financials (continued)
Columbia Banking System Inc.	(10)	(384)
Erie Indemnity Co. - Class A	(1)	(64)
First Financial Bankshares Inc.	(5)	(284)
First Horizon National Corp.	(33)	(571)
First Republic Bank	(5)	(499)
Home BancShares Inc.	(11)	(247)
Markel Corp.	(1)	(1,694)
MarketAxess Holdings Inc.	(8)	(1,481)
Mercury General Corp.	(8)	(421)
TFS Financial Corp.	(21)	(312)
United Bankshares Inc.	(45)	(1,650)
Wells Fargo & Co.	(15)	(783)
WisdomTree Investments Inc.	(60)	(509)
		(12,324)
Health Care
Acadia Pharmaceuticals Inc.	(38)	(783)
Agios Pharmaceuticals Inc.	(15)	(1,188)
Akorn Inc.	(19)	(240)
Alnylam Pharmaceuticals Inc.	(5)	(411)
American Medical Response	(63)	(1,688)
Bluebird Bio Inc.	(2)	(321)
Catalent Inc.	(10)	(437)
Clovis Oncolofy Inc.	(24)	(705)
Cooper Companies Inc.	(4)	(1,012)
Dentsply Sirona Inc.	(29)	(1,079)
Exact Sciences Corp.	(12)	(971)
Insulet Corp.	(2)	(254)
Intercept Pharmaceuticals Inc.	(2)	(240)
Intrexon Corp.	(9)	(155)
Medicines Co.	(29)	(858)
Medidata Solutions Inc.	(6)	(447)
Nevro Corp.	(13)	(735)
NuVasive Inc.	(12)	(866)
Portola Pharmaceuticals Inc.	(16)	(423)
Qiagen NV	(5)	(193)
Sage Therapeutics Inc.	(2)	(339)
Teleflex Inc.	(3)	(851)
Tesaro Inc.	(23)	(901)
Ultragenyx Pharmaceutical Inc.	(19)	(1,420)
		(16,517)
Industrials
3M Co.	(6)	(1,191)
Alaska Air Group Inc.	(2)	(138)
Allegiant Travel Co.	(4)	(564)
Carlisle Cos. Inc.	(3)	(317)
Floor & Decor Holdings Inc.	(8)	(226)
General Dynamics Corp.	(1)	(215)
Granite Construction Inc.	(18)	(832)
Healthcare Services Group Inc.	(32)	(1,284)
JBT Corp.	(7)	(883)
Knight-Swift Transportation Holdings Inc.	(43)	(1,486)
Middleby Corp.	(8)	(1,074)
NOW Inc.	(36)	(601)
Ritchie Bros. Auctioneers Inc.	(22)	(784)
Spirit Airlines Inc.	(4)	(197)
Stanley Black & Decker Inc.	(6)	(908)
Toro Co.	(3)	(174)
		(10,874)
	Shares	Value ($)
Information Technology
3D Systems Corp.	(8)	(149)
Autodesk Inc.	(1)	(140)
Cognex Corp.	(30)	(1,697)
Coherent Inc.	(4)	(749)
Diebold Nixdorf Inc.	(34)	(154)
Ellie Mae Inc.	(10)	(919)
Gartner Inc.	(11)	(1,743)
Guidewire Software Inc.	(1)	(141)
II-VI Inc.	(11)	(501)
IPG Photonics Corp.	(3)	(499)
MACOM Technology Solutions Holdings Inc.	(27)	(564)
Mercadolibre Inc.	(2)	(708)
Monolithic Power Systems Inc.	(9)	(1,105)
Paypal Holdings Inc.	(9)	(808)
Shopify Inc.	(6)	(1,036)
Snap Inc. - Class A	(64)	(543)
Tableau Software Inc.	(4)	(391)
Take-Two Interactive Software Inc.	(11)	(1,273)
Take-Two Interactive Software Inc.	(1)	(138)
ViaSat Inc.	(26)	(1,669)
Worldpay Inc.	(6)	(567)
		(15,494)
Materials
Agnico Eagle Mines Ltd.	(4)	(123)
Albemarle Corp.	(4)	(349)
AptarGroup Inc.	(1)	(151)
Compass Minerals International Inc.	(11)	(766)
Crown Holdings Inc.	(28)	(1,330)
Ecolab Inc.	(7)	(1,160)
Franco-Nevada Corp.	(5)	(294)
Martin Marietta Materials Inc.	(8)	(1,428)
NewMarket Corp.	(1)	(584)
RPM International Inc.	(6)	(396)
Scotts Miracle-Gro Co.	(9)	(716)
Sensient Technologies Corp.	(15)	(1,132)
Sherwin-Williams Co.	(1)	(328)
Summit Materials Inc.	(22)	(393)
Valvoline Inc.	(21)	(450)
Vulcan Materials Co.	(13)	(1,490)
		(11,090)
Real Estate
American Campus Communities Inc.	(42)	(1,720)
Cousins Properties Inc.	(14)	(127)
Equinix Inc.	(4)	(1,732)
Healthcare Realty Trust Inc.	(31)	(910)
Howard Hughes Corp.	(6)	(696)
Hudson Pacific Properties Inc.	(26)	(834)
Iron Mountain Inc.	(37)	(1,263)
Kilroy Realty Corp.	(11)	(753)
Macerich	(15)	(813)
Mack-Cali Realty Corp.	(33)	(691)
Omega Healthcare Investors Inc.	(2)	(66)
Welltower Inc.	(12)	(772)
		(10,377)
Technology
Dolby Laboratories Inc. - Class A	(4)	(245)
Utilities
Algonquin Power & Utilities Corp.	(19)	(196)
Total Reference Entity – Short Equity Securities		(116,380)

(a) Non-income producing security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 93.9%
Australia 5.8%
Abacus Professional Group Pty Ltd.	21	53
Afterpay Touch Group Ltd. (a)	199	2,599
Australian Pharmaceutical Industries Ltd.	2,189	2,731
Beach Energy Ltd.	927	1,433
Bellamy's Australia Ltd. (a)	231	1,704
CSR Ltd.	133	363
Downer EDI Ltd.	87	495
FlexiGroup Ltd.	1,119	1,545
Netwealth Group Ltd.	316	1,810
Nine Entertainment Co. Holdings Ltd.	633	1,033
Sandfire Resources NL	396	2,127
		15,893
Belgium 0.2%
Agfa-Gevaert NV (a)	93	425
Brazil 0.5%
Raia Drogasil SA	81	1,457
Canada 5.7%
AGF Holdings Inc. - Class B	430	2,032
Artis REIT	45	408
CAE Inc.	97	1,977
Canfor Pulp Products Inc.	133	2,517
Cominar REIT	39	356
Descartes Systems Group Inc. (a)	55	1,876
Dream Global REIT	200	2,305
Just Energy Group Inc.	189	586
Kinaxis Inc. (a)	25	1,881
Medical Facilities Corp.	38	422
Transcontinental Inc. - Class A	40	704
WestJet Airlines Ltd.	27	434
		15,498
Chile 0.1%
AES Gener SA	851	246
China 2.7%
Agile Property Holdings Ltd.	193	272
China Aoyuan Property Group Ltd.	588	399
China Shineway Pharmaceutical Group Ltd.	289	394
China South City Holdings Ltd.	2,788	457
Chlitina Holding Ltd.	75	569
Hangzhou Tigermed Consulting Co. Ltd.	194	1,514
Huaxin Cement Co. Ltd.	1,145	2,209
KWG Property Holding Ltd.	211	194
Lao Feng Xiang Co. Ltd.	146	476
West China Cement Ltd.	4,378	824
		7,308
Denmark 2.0%
Per Aarsleff Holding A/S	5	174
Royal Unibrew A/S	34	2,803
SimCorp A/S	30	2,602
		5,579
Egypt 0.2%
EFG Hermes Holdings SAE (a)	239	229
El Sewedy Electric Co.	302	301
		530
France 0.3%
Coface SA (a)	21	199
Neopost SA	18	538
		737
Germany 7.0%
Aumann AG	23	1,619
Aurelius Equity Opportunities SE and Co. KGaA	28	1,490
Corestate Capital Holding SA	31	1,466
Delivery Hero AG (a)	45	2,158
Deutsche Bank AG	54	804
Evotec AG (a)	74	1,584
Isra Vision AG	25	1,284
Klockner & Co. SE	117	1,345
Nemetschek SE	9	1,342
	Shares/Par[1]	Value ($)
RIB Software SE	86	1,822
Salzgitter AG	9	428
Wuestenrot & Wuerttembergische AG	79	1,796
Xing SE	6	1,902
		19,040
Greece 0.4%
Motor Oil Hellas Corinth Refineries SA	39	1,026
Hong Kong 1.9%
Kingdee International Software Group Co. Ltd.	1,618	1,765
Vitasoy International Holdings Ltd.	514	1,753
Yuexiu Property Co. Ltd.	10,173	1,818
		5,336
Indonesia 0.6%
PT Indo Tambangraya Megah Tbk	726	1,261
PT Tambang Batubara Bukit Asam Tbk	1,311	381
		1,642
Ireland 2.7%
C&C Group Plc	682	2,714
ICON Plc (a)	16	2,403
Keywords Studios Plc	90	2,293
		7,410
Israel 0.3%
Paz Oil Co. Ltd.	3	439
SodaStream International Ltd. (a)	2	316
		755
Italy 2.6%
Brembo SpA	154	2,009
Immobiliare Grande Distribuzione SIIQ SpA	158	1,220
Interpump Group SpA	61	2,008
Unipol Gruppo SpA	440	1,954
		7,191
Japan 18.2%
Asahi Intecc Co. Ltd.	58	2,530
Cosmo Energy Holdings Co. Ltd.	35	1,432
Daiho Corp.	16	459
DTS Corp.	3	131
Edion Corp.	37	419
En-Japan Inc.	64	3,189
F.C.C. Co. Ltd.	16	475
Foster Electric Co. Ltd.	35	439
Geo Holdings Corp.	28	417
GMO Payment Gateway Inc.	29	1,798
Harmonic Drive Systems Inc.	55	2,009
Haseko Corp.	214	2,777
Japan Aviation Electronics Industry Ltd.	29	488
JVC Kenwood Corp.	411	1,153
Kyowa Exeo Corp.	14	398
MCUBS MidCity Investment Corp.	—	214
Melco Holdings Inc.	5	191
Mercari Inc. (a)	55	1,831
Mitsubishi Research Institute Inc.	18	702
MonotaRO Co. Ltd.	68	1,922
NET One Systems Co. Ltd.	50	1,199
Nihon M&A Center Inc.	97	2,907
Nishimatsu Construction Co. Ltd.	17	427
Pigeon Corp.	48	2,728
Rakus Co. Ltd.	96	2,077
Rengo Co. Ltd.	44	373
Seed Co. Ltd.	93	1,652
Shinko Electric Industries Co. Ltd.	293	2,466
Showa Corp.	107	1,646
Sojitz Corp.	558	2,013
Sumitomo Forestry Co. Ltd.	29	505
Taiyo Yuden Co. Ltd.	93	2,097
Takasago Thermal Engineering Co. Ltd.	20	360
Toho Holdings Co. Ltd.	16	419
Toshiba Machine Co. Ltd.	16	362
Tosoh Corp.	35	537
Towa Pharmaceutical Co. Ltd.	18	1,313
TS Tech Co. Ltd.	11	393
Unipres Corp.	19	371
Yuasa Trading Co. Ltd.	14	513

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Yume No Machi Souzou Iinkai Co. Ltd.	72	2,333
		49,665
Jersey 0.7%
Centamin Plc	308	425
Sanne Group Plc	192	1,603
		2,028
Malaysia 0.8%
George Kent (Malaysia) Bhd	954	302
Supermax Corp. Bhd	2,464	1,929
		2,231
Mexico 2.5%
CIBanco SA Institucion de Banca Multiple	1,992	2,382
Concentradora Fibra Danhos SA de CV	1,679	2,720
Regional SAB de CV	255	1,607
		6,709
Netherlands 2.2%
ASR Nederland NV	32	1,525
BinckBank NV	41	252
Intertrust NV	8	153
Koninklijke VolkerWessels NV	46	966
Shop Apotheke Europe NV (a)	29	1,460
Takeaway.com NV (a)	26	1,714
		6,070
Norway 3.2%
Austevoll Seafood ASA	40	546
Grieg Seafood ASA	139	1,835
Norway Royal Salmon ASA	51	1,225
Salmar ASA	8	412
SpareBank 1 Nord-Norge	167	1,412
SpareBank 1 SMN	134	1,495
Storebrand ASA	194	1,730
		8,655
Singapore 0.9%
Yanlord Land Group Ltd.	2,389	2,590
South Africa 0.7%
Astral Foods Ltd.	39	688
Harmony Gold Mining Co. Ltd.	674	1,103
		1,791
South Korea 4.1%
Cafe24 Corp. (a)	17	2,269
Dentium Co. Ltd.	21	1,868
Duzon Bizon Co. Ltd.	47	2,588
JB Financial Group Co. Ltd.	192	1,046
Korean Reinsurance Co.	18	166
LF Corp.	22	507
Medy-Tox Inc.	3	1,765
Mirae Asset Life Insurance Co. Ltd.	238	1,104
		11,313
Spain 0.3%
ENCE Energia y Celulosa SA	51	523
Papeles y Cartones de Europa SA	23	439
		962
Sweden 6.1%
Betsson AB	34	260
Bilia AB	122	998
Biotage AB	163	2,177
Boozt AB (a)	252	2,122
Capio AB	96	545
Hemfosa Fastigheter AB	144	1,979
Indutrade AB	73	1,965
Medicover AB (a)	182	1,636
Nobina AB	287	2,058
Peab AB	149	1,365
Vitrolife AB	101	1,479
		16,584
Switzerland 3.0%
Dormakaba Holding AG	3	2,007
Implenia AG	27	1,711
Resurs Holding AB	30	224
Tecan Group AG	8	1,975
	Shares/Par[1]	Value ($)
VAT Group AG	21	2,306
		8,223
Taiwan 4.3%
AirTAC International Group	199	1,949
Ardentec Corp.	385	461
Coretronic Corp.	1,531	2,706
Giga-Byte Technology Co. Ltd.	791	1,253
Radiant Opto-Electronics Corp.	830	1,878
Simplo Technology Co. Ltd.	267	1,833
Sunny Friend Environmental Technology Co. Ltd.	224	1,636
		11,716
Thailand 0.7%
Esso Thailand PCL	4,010	1,939
Turkey 0.5%
Is Gayrimenkul Yatirim Ortakligi AS	781	117
Soda Sanayii A/S	530	609
Tekfen Holding AS	172	616
		1,342
United Arab Emirates 0.0%
Air Arabia PJSC	541	141
United Kingdom 12.7%
Abcam Plc	98	1,825
Accesso Technology Group Plc (a)	53	2,022
ASOS Plc (a)	42	3,172
Bellway Plc	11	421
Debenhams Plc	628	80
Evraz Plc	333	2,451
FirstGroup Plc (a)	342	406
Frontier Developments Plc (a)	106	1,841
GB Group Plc	240	1,823
Halma Plc	93	1,744
Hikma Pharmaceuticals Plc	39	937
JD Sports Fashion Plc	84	503
JD Wetherspoon Plc	28	469
Just Eat Plc (a)	170	1,483
Just Group Plc	32	37
Keller Group Plc	119	1,584
Kier Group Plc	36	421
Lancashire Holdings Ltd.	57	450
Northgate Plc	433	2,346
Ocado Group Plc (a)	150	1,752
Pendragon Plc	1,104	392
Petrofac Ltd.	155	1,310
Redrow Plc	58	443
Spirax-Sarco Engineering Plc	23	2,186
Stagecoach Group Plc	238	486
Team17 Group Plc (a)	431	1,585
Thomas Cook Group Plc	108	82
Victrex Plc	10	428
Wizz Air Holdings Plc (a)	55	2,046
		34,725
Total Common Stocks (cost $257,062)		256,757
PREFERRED STOCKS 0.1%
Brazil 0.1%
Banco do Estado do Rio Grande do Sul SA	106	389
Total Preferred Stocks (cost $391)		389
WARRANTS 0.8%
China 0.8%
Wuhan Raycus Fiber Laser Technologies Co. Ltd. (a) (b)	92	2,111
Total Warrants (cost $2,310)		2,111
INVESTMENT COMPANIES 0.9%
United States of America 0.9%
VanEck Vectors India Small-Cap Index ETF	61	2,463
Total Investment Companies (cost $2,959)		2,463

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	11,522	11,522
Total Short Term Investments (cost $11,522)		11,522
Total Investments 99.9% (cost $274,244)		273,242
Other Assets and Liabilities, Net 0.1%		206
Total Net Assets 100.0%		273,448

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.6%
Communication Services 2.4%
CBS Corp. - Class B	77	4,444
Cinemark Holdings Inc.	146	5,881
Interpublic Group of Cos. Inc.	141	3,226
John Wiley & Sons Inc. - Class A	104	6,302
Live Nation Inc. (a)	102	5,572
		25,425
Consumer Discretionary 8.6%
Advance Auto Parts Inc.	39	6,481
Aptiv Plc	41	3,440
AutoNation Inc. (a)	109	4,531
BorgWarner Inc.	101	4,324
Carter's Inc.	52	5,154
Darden Restaurants Inc.	38	4,253
Delphi Technologies Plc	69	2,170
Expedia Group Inc.	35	4,528
Foot Locker Inc.	59	3,013
Hasbro Inc.	115	12,037
Mohawk Industries Inc. (a)	18	3,121
Ross Stores Inc.	53	5,252
Sally Beauty Holdings Inc. (a)	251	4,616
Service Corp. International	121	5,357
Tiffany & Co.	9	1,199
Tractor Supply Co.	92	8,361
Ulta Beauty Inc. (a)	27	7,476
Yum! Brands Inc.	42	3,773
		89,086
Consumer Staples 8.0%
Archer-Daniels-Midland Co.	173	8,721
Campbell Soup Co. (b)	113	4,139
Casey's General Stores Inc.	38	4,842
Flowers Foods Inc.	434	8,098
Hormel Foods Corp. (b)	404	15,902
Ingredion Inc.	46	4,865
JM Smucker Co.	55	5,592
Kroger Co.	134	3,896
McCormick & Co. Inc.	54	7,049
Molson Coors Brewing Co. - Class B	102	6,304
Sysco Corp.	59	4,338
TreeHouse Foods Inc. (a)	114	5,479
US Foods Holding Corp. (a)	119	3,683
		82,908
Energy 2.5%
Apergy Corp. (a)	16	683
Cimarex Energy Co.	57	5,260
Core Laboratories NV (b)	34	3,961
Devon Energy Corp.	145	5,777
Newfield Exploration Co. (a)	90	2,609
Parsley Energy Inc. - Class A (a)	147	4,293
PDC Energy Inc. (a)	69	3,393
		25,976
Financials 15.6%
Affiliated Managers Group Inc.	24	3,295
Aflac Inc.	116	5,451
Alleghany Corp.	13	8,679
Allstate Corp.	51	4,984
American Financial Group Inc.	37	4,133
Arch Capital Group Ltd. (a)	139	4,135
Arthur J Gallagher & Co.	205	15,264
Box Inc. - Class A (a)	104	2,487
Citizens Financial Group Inc.	65	2,512
Commerce Bancshares Inc.	68	4,522
Cullen/Frost Bankers Inc.	56	5,796
E*TRADE Financial Corp. (a)	78	4,076
Everest Re Group Ltd.	51	11,538
Fidelity National Financial Inc.	125	4,911
First Republic Bank	48	4,637
Hartford Financial Services Group Inc.	59	2,938
Lazard Ltd. - Class A	90	4,356
LogMeIn Inc.	44	3,920
	Shares/Par[1]	Value ($)
Markel Corp. (a)	5	5,643
Morningstar Inc.	17	2,140
Northern Trust Corp.	98	10,009
Okta Inc. - Class A (a)	80	5,664
Progressive Corp.	81	5,761
Prosperity Bancshares Inc.	119	8,317
Sterling Bancorp	135	2,968
SunTrust Banks Inc.	120	8,015
SVB Financial Group (a)	8	2,487
Travelers Cos. Inc.	27	3,489
Western Alliance Bancorp (a)	77	4,369
WR Berkley Corp.	81	6,455
		162,951
Health Care 14.1%
Alexion Pharmaceuticals Inc. (a)	33	4,643
AmerisourceBergen Corp.	62	5,681
BioMarin Pharmaceutical Inc. (a)	53	5,091
Bio-Rad Laboratories Inc. - Class A (a)	13	4,006
Bio-Techne Corp.	37	7,450
Catalent Inc. (a)	139	6,354
Cooper Cos. Inc.	27	7,483
Dentsply Sirona Inc.	151	5,699
Edwards Lifesciences Corp. (a)	39	6,703
HCA Healthcare Inc.	16	2,181
Henry Schein Inc. (a)	43	3,614
Hologic Inc. (a)	94	3,853
ICON Plc (a)	24	3,644
Integra LifeSciences Holdings Corp. (a)	178	11,758
Laboratory Corp. of America Holdings (a)	43	7,381
Masimo Corp. (a)	25	3,051
Medidata Solutions Inc. (a)	65	4,758
NuVasive Inc. (a)	96	6,850
Perrigo Co. Plc	70	4,929
Premier Inc. - Class A (a)	99	4,523
Quest Diagnostics Inc.	61	6,577
Steris Plc	31	3,546
Syneos Health Inc. - Class A (a)	56	2,902
Varian Medical Systems Inc. (a)	27	3,022
Veeva Systems Inc. - Class A (a)	77	8,383
Waters Corp. (a)	49	9,539
West Pharmaceutical Services Inc.	30	3,679
		147,300
Industrials 15.4%
Acuity Brands Inc.	20	3,191
AGCO Corp.	74	4,503
Air Lease Corp. - Class A	86	3,937
Alaska Air Group Inc.	65	4,510
AMETEK Inc.	146	11,575
Colfax Corp. (a)	101	3,628
Fortive Corp.	76	6,399
Gates Industrial Corp. Plc (a)	321	6,260
Harris Corp.	29	4,958
Hubbell Inc.	26	3,512
IDEX Corp.	27	4,068
Ingersoll-Rand Plc	95	9,673
L3 Technologies Inc.	13	2,764
Landstar System Inc.	39	4,770
Masonite International Corp. (a)	42	2,660
Nordson Corp.	77	10,668
Old Dominion Freight Line Inc.	19	3,032
Owens Corning Inc.	61	3,324
PACCAR Inc.	32	2,215
Parker Hannifin Corp.	29	5,245
Quanta Services Inc. (a)	156	5,204
Republic Services Inc.	62	4,469
Ritchie Bros. Auctioneers Inc.	208	7,515
Rockwell Automation Inc.	59	11,195
Stericycle Inc. (a)	89	5,223
Teledyne Technologies Inc. (a)	18	4,514
Textron Inc.	96	6,843
Verisk Analytics Inc. (a)	68	8,258
WABCO Holdings Inc. (a)	34	3,998
Xylem Inc.	28	2,258
		160,369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Information Technology 16.7%
Akamai Technologies Inc. (a)	26	1,865
Alliance Data Systems Corp.	18	4,251
Amdocs Ltd.	69	4,566
Ansys Inc. (a)	23	4,294
ARRIS International Plc (a)	129	3,366
Aspen Technology Inc. (a)	52	5,866
Autodesk Inc. (a)	29	4,449
Black Knight Inc. (a)	82	4,235
Blackbaud Inc.	71	7,256
CDW Corp.	60	5,317
Coherent Inc. (a)	10	1,696
DXC Technology Co.	55	5,169
Fidelity National Information Services Inc.	54	5,895
Flex Ltd. (a)	324	4,251
Guidewire Software Inc. (a)	55	5,505
Hewlett Packard Enterprise Co.	238	3,888
IPG Photonics Corp. (a)	18	2,856
Keysight Technologies Inc. (a)	55	3,619
Lam Research Corp.	15	2,276
Leidos Holdings Inc.	53	3,676
MAXIMUS Inc.	67	4,329
Motorola Solutions Inc.	41	5,315
Nuance Communications Inc. (a)	298	5,160
Palo Alto Networks Inc. (a)	67	15,070
Pure Storage Inc. - Class A (a)	157	4,087
Red Hat Inc. (a)	76	10,425
Splunk Inc. (a)	131	15,924
Synopsys Inc. (a)	83	8,135
Tableau Software Inc. - Class A (a)	55	6,090
Workday Inc. - Class A (a)	71	10,335
Xilinx Inc.	65	5,219
		174,385
Materials 5.3%
AptarGroup Inc.	149	16,137
Ardagh Group SA - Class A (b)	121	2,028
Berry Global Group Inc. (a)	89	4,316
Celanese Corp. - Class A	41	4,674
Eastman Chemical Co.	53	5,064
International Flavors & Fragrances Inc.	50	6,925
Packaging Corp. of America	38	4,135
Reliance Steel & Aluminum Co.	75	6,396
Valvoline Inc.	238	5,130
		54,805
Real Estate 3.8%
Alexandria Real Estate Equities Inc.	42	5,271
Healthcare Trust of America Inc. - Class A	164	4,383
Jones Lang LaSalle Inc.	23	3,348
Lamar Advertising Co. - Class A	75	5,874
Liberty Property Trust	71	3,008
National Retail Properties Inc.	190	8,499
Starwood Property Trust Inc. (b)	253	5,447
Vornado Realty Trust	57	4,183
		40,013
Utilities 2.2%
Alliant Energy Corp.	85	3,626
Ameren Corp.	65	4,135
DTE Energy Co.	62	6,758
Eversource Energy	68	4,184
Xcel Energy Inc.	91	4,277
		22,980
Total Common Stocks (cost $831,885)		986,198
SHORT TERM INVESTMENTS 7.3%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	73,301	73,301
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	2,716	2,716
Total Short Term Investments (cost $76,017)		76,017
Total Investments 101.9% (cost $907,902)		1,062,215
Other Assets and Liabilities, Net (1.9)%		(19,809)
Total Net Assets 100.0%		1,042,406

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.0%
Communication Services 2.7%
Boingo Wireless Inc. (a)	368	12,846
Cambium Learning Group Inc. (a)	67	798
Cargurus Inc. - Class A (a) (b)	46	2,566
Cogent Communications Group Inc.	14	804
eGain Corp. (a)	48	386
Emerald Expositions Events Inc.	310	5,106
Gannett Co. Inc.	71	707
Glu Mobile Inc. (a)	52	389
IAC/InterActiveCorp. (a)	50	10,751
QuinStreet Inc. (a)	97	1,322
Rightmove Plc	1,882	11,547
TechTarget Inc. (a)	267	5,194
Tronc Inc. (a)	31	513
Vonage Holdings Corp. (a)	64	909
World Wrestling Entertainment Inc. - Class A	38	3,643
Yelp Inc. - Class A (a)	111	5,468
		62,949
Consumer Discretionary 13.3%
Abercrombie & Fitch Co. - Class A	5	102
American Eagle Outfitters Inc.	86	2,133
Asbury Automotive Group Inc. (a)	54	3,725
At Home Group Inc. (a)	466	14,690
BJ's Restaurants Inc.	47	3,400
Bloomin' Brands Inc.	82	1,622
Boot Barn Holdings Inc. (a)	41	1,176
Boyd Gaming Corp.	45	1,517
Bright Horizons Family Solutions Inc. (a)	64	7,554
Brinker International Inc. (b)	51	2,378
Brunswick Corp.	110	7,374
Callaway Golf Co.	81	1,978
Chegg Inc. (a)	159	4,529
Churchill Downs Inc.	6	1,765
Chuy's Holdings Inc. (a)	185	4,849
Crocs Inc. (a)	40	851
Dave & Buster's Entertainment Inc.	97	6,430
Dine Brands Global Inc. (b)	101	8,225
Eldorado Resorts Inc. (a) (b)	145	7,045
Etsy Inc. (a)	293	15,079
Five Below Inc. (a)	15	1,979
Fossil Group Inc. (a) (b)	56	1,297
Fox Factory Holding Corp. (a)	386	27,047
Grand Canyon Education Inc. (a)	125	14,135
Hilton Grand Vacations Inc. (a)	231	7,653
Johnson Outdoors Inc. - Class A	6	546
Laureate Education Inc. - Class A (a)	42	641
La-Z-Boy Inc.	4	119
Liquidity Services Inc. (a)	122	775
Lithia Motors Inc. - Class A	50	4,062
Lululemon Athletica Inc. (a)	45	7,324
Malibu Boats Inc. - Class A (a)	38	2,091
Marine Products Corp.	23	529
Marriott Vacations Worldwide Corp.	4	449
MCBC Holdings Inc. (a)	32	1,149
Modine Manufacturing Co. (a)	321	4,783
Monro Inc.	74	5,164
National Vision Holdings Inc. (a)	99	4,487
New York & Co. Inc. (a)	46	179
NutriSystem Inc.	74	2,741
Ollie's Bargain Outlet Holdings Inc. (a)	195	18,718
Planet Fitness Inc. - Class A (a)	165	8,927
Red Rock Resorts Inc. - Class A	159	4,227
RH (a) (b)	9	1,114
Six Flags Entertainment Corp. (b)	106	7,401
Skyline Corp.	15	416
SodaStream International Ltd. (a)	100	14,276
Steven Madden Ltd.	112	5,914
Stoneridge Inc. (a)	11	328
Strategic Education Inc.	149	20,392
Tailored Brands Inc.	37	934
Vail Resorts Inc.	43	11,706
	Shares/Par[1]	Value ($)
Weight Watchers International Inc. (a)	167	11,987
Wendy's Co.	473	8,115
Wingstop Inc.	124	8,453
Wolverine World Wide Inc.	49	1,895
Zagg Inc. (a)	9	132
		308,507
Consumer Staples 2.5%
Boston Beer Co. Inc. - Class A (a)	5	1,354
Calavo Growers Inc. (b)	11	1,014
Chefs' Warehouse Inc. (a)	472	17,165
Freshpet Inc. (a) (b)	147	5,369
Medifast Inc.	14	3,046
Nomad Holdings Ltd. (a)	500	10,127
Performance Food Group Co. (a)	71	2,366
PriceSmart Inc.	67	5,426
Simply Good Foods Co. (a)	587	11,415
Turning Point Brands Inc.	16	651
USANA Health Sciences Inc. (a)	5	657
		58,590
Energy 1.2%
Carrizo Oil & Gas Inc. (a)	17	433
Delek US Holdings Inc.	46	1,934
Denbury Resources Inc. (a)	292	1,809
Diamondback Energy Inc.	55	7,476
Evolution Petroleum Corp.	28	310
Liberty Oilfield Services Inc. - Class A (b)	53	1,133
Newpark Resources Inc. (a)	763	7,899
Northern Oil and Gas Inc. (a)	209	835
Penn Virginia Corp. (a)	14	1,136
Solaris Oilfield Infrastructure Inc. - Class A (a) (b)	21	402
SRC Energy Inc. (a)	327	2,902
		26,269
Financials 13.4%
2U Inc. (a)	127	9,539
AG Mortgage Investment Trust Inc.	17	313
Ambac Financial Group Inc. (a)	27	545
Amber Road Inc. (a)	438	4,212
American Equity Investment Life Holding Co.	10	339
Appfolio Inc. - Class A (a)	47	3,679
Apptio Inc. - Class A (a)	25	913
Bank of NT Butterfield & Son Ltd.	78	4,058
Box Inc. - Class A (a)	144	3,443
Brookline Bancorp Inc.	57	955
Cadence Bancorp LLC - Class A	45	1,163
Carbonite Inc. (a)	268	9,554
Cornerstone OnDemand Inc. (a)	294	16,657
Coupa Software Inc. (a)	189	15,020
Cowen Inc. - Class A (a)	63	1,031
Curo Health Services Holdings Corp. (a)	75	2,268
DocuSign Inc. (a) (b)	154	8,088
Enova International Inc. (a)	61	1,759
Envestnet Inc. (a)	92	5,605
Evercore Inc. - Class A	17	1,717
FactSet Research Systems Inc.	35	7,815
GoDaddy Inc. - Class A (a)	129	10,761
Green Dot Corp. - Class A (a)	128	11,412
Health Insurance Innovations Inc. - Class A (a) (b)	32	1,991
Independent Bank Corp.	17	1,434
Interactive Brokers Group Inc.	276	15,283
Kemper Corp.	88	7,143
Kinsale Capital Group Inc.	71	4,557
LendingTree Inc. (a) (b)	32	7,423
Limelight Networks Inc. (a)	1,547	7,764
LivePerson Inc. (a)	1,031	26,767
MarketAxess Holdings Inc.	34	6,009
MINDBODY Inc. - Class A (a)	331	13,464
Moelis & Co. - Class A	180	9,850
Morningstar Inc.	94	11,866
New Relic Inc. (a)	36	3,371
Northrim BanCorp Inc.	8	316
Okta Inc. - Class A (a)	88	6,222
Oppenheimer Holdings Inc. - Class A	11	347
Preferred Bank	30	1,760
Primerica Inc.	35	4,276

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Republic Bancorp Inc. - Class A	7	323
SendGrid Inc. (a)	245	9,041
ShotSpotter Inc. (a) (b)	102	6,268
SPS Commerce Inc. (a)	135	13,352
Texas Capital Bancshares Inc. (a)	48	3,983
Trade Desk Inc. - Class A (a) (b)	50	7,451
Universal Insurance Holdings Inc.	60	2,934
Victory Capital Holdings Inc. - Class A (a)	203	1,935
Western Alliance Bancorp (a)	249	14,156
		310,132
Health Care 21.6%
Acceleron Pharma Inc. (a)	99	5,668
Achaogen Inc. (a) (b)	90	361
Aimmune Therapeutics Inc. (a)	87	2,377
Amedisys Inc. (a)	24	3,039
Amicus Therapeutics Inc. (a) (b)	456	5,518
AngioDynamics Inc. (a)	316	6,877
ANI Pharmaceuticals Inc. (a)	37	2,113
Apellis Pharmaceuticals Inc. (a) (b)	152	2,700
Aptinyx Inc. (a) (b)	99	2,862
Argenx SE - ADR (a)	95	7,197
Arsanis Inc. (a) (b)	60	97
Assembly Biosciences Inc. (a)	55	2,055
athenahealth Inc. (a)	29	3,840
Audentes Therapeutics Inc. (a)	91	3,588
Autolus Therapeutics Plc - ADS (a) (b)	62	1,874
Avanos Medical Inc. (a)	31	2,127
BioTelemetry Inc. (a)	21	1,328
Bluebird Bio Inc. (a)	32	4,684
Blueprint Medicines Corp. (a)	56	4,403
Cardiovascular Systems Inc. (a)	150	5,855
CareDx Inc. (a)	66	1,900
Cellular Biomedicine Group Inc. (a) (b)	1	15
Celyad SA - ADR (a) (b)	65	1,714
Chemed Corp.	3	813
Cidara Therapeutics Inc. (a) (b)	296	1,303
Conmed Corp.	115	9,086
Cooper Cos. Inc.	35	9,623
Corvel Corp. (a)	3	155
CRISPR Therapeutics AG (a)	23	1,002
CytomX Therapeutics Inc. (a)	186	3,427
DexCom Inc. (a)	64	9,193
Eagle Pharmaceuticals Inc. (a) (b)	146	10,090
Editas Medicine Inc. (a)	36	1,152
Emergent BioSolutions Inc. (a)	41	2,684
Enanta Pharmaceuticals Inc. (a)	57	4,906
Endocyte Inc. (a) (b)	28	495
Ensign Group Inc.	309	11,717
Esperion Therapeutics Inc. (a) (b)	66	2,924
Evolent Health Inc. - Class A (a)	189	5,354
Exact Sciences Corp. (a)	259	20,433
Genomic Health Inc. (a)	26	1,849
Globus Medical Inc. - Class A (a)	221	12,539
GW Pharmaceuticals Plc - ADS (a) (b)	34	5,861
Haemonetics Corp. (a)	16	1,825
Halozyme Therapeutics Inc. (a)	29	520
Harvard Bioscience Inc. (a)	633	3,324
HealthEquity Inc. (a)	150	14,131
Horizon Pharma Plc (a)	121	2,378
HTG Molecular Diagnostics Inc. (a) (b)	408	2,060
ICU Medical Inc. (a)	1	325
Immunogen Inc. (a)	48	459
Immunomedics Inc. (a) (b)	485	10,117
Innoviva Inc. (a)	207	3,156
Inogen Inc. (a)	9	2,191
Insulet Corp. (a)	68	7,229
Intellia Therapeutics Inc. (a) (b)	39	1,122
Invacare Corp.	317	4,617
Iovance Biotherapeutics Inc. (a)	312	3,515
iRhythm Technologies Inc. (a)	25	2,345
Ironwood Pharmaceuticals Inc. - Class A (a)	456	8,422
Iterum Therapeutics Plc (a)	158	1,062
Jazz Pharmaceuticals Plc (a)	56	9,427
Jounce Therapeutics Inc. (a)	62	402
	Shares/Par[1]	Value ($)
Kindred Healthcare Inc. (a)	281	3,916
Kura Oncology Inc. (a)	186	3,249
Ligand Pharmaceuticals Inc. (a)	114	31,281
Loxo Oncology Inc. (a)	53	9,037
MacroGenics Inc. (a)	108	2,318
Madrigal Pharmaceuticals Inc. (a) (b)	24	5,061
Mallinckrodt Plc (a)	20	587
Masimo Corp. (a)	119	14,878
Medicines Co. (a) (b)	194	5,800
Melinta Therapeutics Inc. (a)	200	791
Mirati Therapeutics Inc. (a) (b)	18	845
Molina Healthcare Inc. (a)	21	3,057
National Research Corp. - Class A	245	9,447
Nektar Therapeutics (a)	20	1,226
NeoGenomics Inc. (a)	558	8,569
Neurocrine Biosciences Inc. (a)	83	10,161
Novocure Ltd. (a)	90	4,690
Oxford Immunotec Global Plc (a)	402	6,526
Pacira Pharmaceuticals Inc. (a)	115	5,661
Paratek Pharmaceuticals Inc. (a) (b)	117	1,140
Penumbra Inc. (a)	62	9,197
Phibro Animal Health Corp. - Class A	34	1,475
Providence Services Corp. (a)	30	2,049
Puma Biotechnology Inc. (a)	3	119
Quidel Corp. (a)	16	1,065
Regenxbio Inc. (a)	51	3,865
Repligen Corp. (a)	114	6,322
Sage Therapeutics Inc. (a)	27	3,774
Sangamo Therapeutics Inc. (a)	67	1,127
Sarepta Therapeutics Inc. (a)	16	2,541
Seres Therapeutics Inc. (a) (b)	19	146
Sienna Biopharmaceuticals Inc. (a) (b)	52	775
Spero Therapeutics Inc. (a) (b)	99	1,042
Staar Surgical Co. (a)	40	1,930
Supernus Pharmaceuticals Inc. (a)	65	3,273
SurModics Inc. (a)	10	746
Synergy Pharmaceuticals Inc. (a) (b)	452	769
Tabula Rasa HealthCare Inc. (a)	14	1,120
Tactile Systems Technology Inc. (a) (b)	86	6,096
Teladoc Health Inc. (a) (b)	283	24,427
Tenet Healthcare Corp. (a)	75	2,135
US Physical Therapy Inc.	82	9,688
Veeva Systems Inc. - Class A (a)	84	9,196
Vericel Corp. (a)	57	803
West Pharmaceutical Services Inc.	99	12,177
Zafgen Inc. (a)	132	1,542
		501,064
Industrials 18.0%
AAON Inc. (b)	312	11,786
Advanced Drainage Systems Inc.	49	1,499
Aerojet Rocketdyne Holdings Inc. (a)	36	1,238
Albany International Corp. - Class A	72	5,695
Altra Holdings Inc. (b)	145	5,981
Applied Industrial Technologies Inc.	15	1,167
ArcBest Corp.	82	3,965
Atkore International Group Inc. (a)	31	831
Axon Enterprise Inc. (a)	283	19,379
Azul SA - ADR (a)	588	10,468
Barrett Business Services Inc.	3	222
Brink's Co.	50	3,471
Casella Waste Systems Inc. - Class A (a)	60	1,855
Chart Industries Inc. (a)	126	9,854
Clean Harbors Inc. (a)	70	5,007
Commercial Vehicle Group Inc. (a)	129	1,185
Copart Inc. (a)	257	13,231
CoStar Group Inc. (a)	49	20,435
Covanta Holding Corp.	124	2,021
DMC Global Inc.	208	8,502
Douglas Dynamics Inc.	157	6,882
Echo Global Logistics Inc. (a)	55	1,700
EMCOR Group Inc.	60	4,515
Exponent Inc.	19	1,039
Forward Air Corp.	61	4,365
FTI Consulting Inc. (a)	11	774

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a)	72	4,045
H&E Equipment Services Inc.	191	7,214
Harsco Corp. (a)	487	13,895
HEICO Corp. - Class A	319	24,061
Heidrick & Struggles International Inc.	20	687
Herc Holdings Inc. (a)	127	6,523
Hexcel Corp.	118	7,887
Hillenbrand Inc.	58	3,057
Insperity Inc.	45	5,326
IntriCon Corp. (a)	19	1,078
Kaman Corp.	81	5,397
KAR Auction Services Inc.	115	6,861
KBR Inc.	156	3,288
Kennametal Inc.	463	20,196
Kforce Inc.	19	708
Knight-Swift Transportation Holdings Inc. - Class A	208	7,189
Kornit Digital Ltd. (a) (b)	521	11,403
Lawson Products Inc. (a)	179	6,053
MasTec Inc. (a)	79	3,548
McGrath RentCorp	9	493
Meritor Inc. (a)	198	3,831
MSA Safety Inc.	3	323
NCI Building Systems Inc. (a)	111	1,687
NOW Inc. (a)	9	157
NV5 Holdings Inc. (a)	63	5,453
Old Dominion Freight Line Inc.	97	15,690
Omega Flex Inc.	155	11,026
Proto Labs Inc. (a)	32	5,111
Quad/Graphics Inc. - Class A	12	247
RBC Bearings Inc. (a)	36	5,462
Rush Enterprises Inc. - Class A	188	7,391
Saia Inc. (a)	91	6,983
Simpson Manufacturing Co. Inc.	103	7,456
SiteOne Landscape Supply Inc. (a)	162	12,174
Spartan Motors Inc.	76	1,120
Teledyne Technologies Inc. (a)	33	8,059
Tennant Co.	50	3,793
Tetra Tech Inc.	19	1,304
Titan Machinery Inc. (a)	358	5,542
TransUnion LLC	95	6,960
Trex Co. Inc. (a)	111	8,497
TriNet Group Inc. (a)	101	5,662
Turtle Beach Corp. (a) (b)	58	1,150
Twin Disc Inc. (a)	15	342
USA Truck Inc. (a)	9	191
Vectrus Inc. (a)	15	455
Welbilt Inc. (a)	261	5,450
		417,492
Information Technology 21.3%
Acxiom Holdings (a)	122	6,043
Ansys Inc. (a)	46	8,541
Arco Platform Ltd. - Class A (a)	78	1,770
ASGN Inc. (a)	19	1,529
Aspen Technology Inc. (a)	140	15,943
Auto Trader Group Plc	3,105	18,082
Autohome Inc. - Class A - ADR (b)	282	21,832
Black Knight Inc. (a)	417	21,655
Brooks Automation Inc.	319	11,183
Cabot Microelectronics Corp.	3	317
CACI International Inc. - Class A (a)	6	1,055
CEVA Inc. (a)	100	2,871
Ciena Corp. (a)	22	680
Cirrus Logic Inc. (a)	20	779
Comtech Telecommunications Corp.	6	212
Cypress Semiconductor Corp.	620	8,985
Diodes Inc. (a)	50	1,661
Ebix Inc. (b)	58	4,592
Ellie Mae Inc. (a)	61	5,827
Entegris Inc.	31	904
ePlus Inc. (a)	22	2,043
Euronet Worldwide Inc. (a)	226	22,638
Everbridge Inc. (a)	81	4,676
Fair Isaac Corp. (a)	20	4,466
Globant SA (a)	194	11,418
	Shares/Par[1]	Value ($)
HubSpot Inc. (a)	52	7,809
II-VI Inc. (a)	117	5,544
Insight Enterprises Inc. (a)	11	588
InterXion Holding NV (a)	252	16,947
Kemet Corp. (a)	69	1,288
Littelfuse Inc.	59	11,744
Lumentum Holdings Inc. (a) (b)	241	14,483
Mesa Laboratories Inc.	20	3,620
Mimecast Ltd. (a)	202	8,469
MKS Instruments Inc.	105	8,416
Monolithic Power Systems Inc.	78	9,749
Nanometrics Inc. (a)	27	1,007
NVE Corp.	117	12,341
OSI Systems Inc. (a)	129	9,855
Paycom Software Inc. (a) (b)	197	30,679
Paylocity Holding Corp. (a)	137	10,985
Plantronics Inc.	38	2,321
Power Integrations Inc.	95	6,037
Progress Software Corp.	59	2,076
PROS Holdings Inc. (a)	102	3,556
Pure Storage Inc. - Class A (a)	26	681
Q2 Holdings Inc. (a)	125	7,595
Qualys Inc. (a)	4	371
Quantenna Communications Inc. (a)	117	2,151
Rapid7 Inc. (a)	142	5,226
RingCentral Inc. - Class A (a)	275	25,641
Rudolph Technologies Inc. (a)	99	2,421
SailPoint Technologies Holdings Inc. (a)	65	2,214
Science Applications International Corp.	14	1,162
ServiceSource International Inc. (a)	117	335
SMART Global Holdings Inc. (a)	40	1,136
Systemax Inc.	17	557
Take-Two Interactive Software Inc. (a)	67	9,185
Tower Semiconductor Ltd. (a) (b)	170	3,694
Trimble Inc. (a)	120	5,226
Ultimate Software Group Inc. (a)	38	12,112
Ultra Clean Holdings Inc. (a)	10	124
Unisys Corp. (a) (b)	120	2,454
Upland Software Inc. (a)	90	2,904
Varonis Systems Inc. (a)	5	368
Versum Materials Inc.	237	8,525
Viavi Solutions Inc. (a)	619	7,024
Virtusa Corp. (a)	192	10,298
Vishay Intertechnology Inc.	25	508
Vishay Precision Group Inc. (a)	18	668
WEX Inc. (a)	77	15,521
Wix.com Ltd. (a)	84	10,036
WNS Holdings Ltd. - ADR (a)	114	5,799
Workiva Inc. - Class A (a)	53	2,082
Zendesk Inc. (a)	10	709
		493,943
Materials 2.6%
Allegheny Technologies Inc. (a)	328	9,701
Ashland Global Holdings Inc.	216	18,129
Boise Cascade Co.	12	458
Chemours Co.	17	681
Ferro Corp. (a)	351	8,148
Kraton Corp. (a)	27	1,284
Kronos Worldwide Inc.	103	1,675
Louisiana-Pacific Corp.	56	1,492
Luxfer Holdings Plc	458	10,642
Ryerson Holding Corp. (a)	87	988
Schnitzer Steel Industries Inc. - Class A	9	247
Tredegar Corp.	28	611
Trinseo SA	43	3,393
Valhi Inc.	78	177
Verso Corp. - Class A (a)	62	2,097
		59,723
Real Estate 0.4%
ARMOUR Residential REIT Inc.	109	2,440
Ashford Hospitality Trust Inc.	14	90
Cedar Realty Trust Inc.	102	474
Hersha Hospitality Trust	72	1,626
RMR Group Inc. - Class A	19	1,739

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ryman Hospitality Properties	7	595
Xenia Hotels & Resorts Inc.	39	925
		7,889
Utilities 0.0%
American States Water Co.	10	586
Total Common Stocks (cost $1,795,285)		2,247,144
SHORT TERM INVESTMENTS 7.3%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	64,459	64,459
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	105,609	105,609
Total Short Term Investments (cost $170,068)		170,068
Total Investments 104.3% (cost $1,965,353)		2,417,212
Other Assets and Liabilities, Net (4.3)%		(100,286)
Total Net Assets 100.0%		2,316,926

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.2%
Communication Services 1.5%
Emerald Expositions Events Inc.	187	3,079
Gannett Co. Inc.	185	1,855
Glu Mobile Inc. (a)	82	607
Gray Television Inc. (a)	146	2,553
Hemisphere Media Group Inc. - Class A (a)	143	1,992
Infinera Corp. (a) (b)	260	1,896
Intelsat SA (a)	16	474
MSG Networks Inc. - Class A (a)	91	2,340
NII Capital Corp. (a) (b)	144	846
pdvWireless Inc. (a) (b)	13	431
QuinStreet Inc. (a)	90	1,216
Spok Holdings Inc.	26	402
Tegna Inc.	78	939
Telephone & Data Systems Inc.	19	580
		19,210
Consumer Discretionary 14.7%
Abercrombie & Fitch Co. - Class A	223	4,698
Adtalem Global Education Inc. (a)	119	5,759
American Axle & Manufacturing Holdings Inc. (a)	88	1,528
American Eagle Outfitters Inc.	150	3,712
America's Car-Mart Inc. (a)	70	5,451
Beazer Homes USA Inc. (a)	54	562
Big Lots Inc.	107	4,461
Bojangles' Inc. (a)	221	3,465
Brinker International Inc. (b)	72	3,343
Buckle Inc. (b)	170	3,926
Caleres Inc.	100	3,577
Callaway Golf Co.	139	3,382
Career Education Corp. (a)	360	5,373
Childrens Place Retail Stores Inc.	9	1,201
Citi Trends Inc.	31	899
Cooper-Standard Holding Inc. (a)	4	491
Dillard's Inc. - Class A (b)	16	1,257
Dorman Products Inc. (a)	24	1,833
Eldorado Resorts Inc. (a) (b)	108	5,266
Etsy Inc. (a)	99	5,063
Express Inc. (a)	359	3,973
Extended Stay America Inc. - Class B	226	4,582
Fossil Group Inc. (a) (b)	49	1,145
Fox Factory Holding Corp. (a)	65	4,553
Gildan Activewear Inc.	555	16,876
Group 1 Automotive Inc.	54	3,520
Helen of Troy Ltd. (a)	157	20,565
Johnson Outdoors Inc. - Class A	22	2,029
KB Home	31	735
Laureate Education Inc. - Class A (a)	104	1,606
La-Z-Boy Inc.	4	138
LCI Industries	38	3,179
Liberty Expedia Holdings Inc. - Class A (a)	12	555
Malibu Boats Inc. - Class A (a)	99	5,423
Murphy USA Inc. (a)	30	2,557
Nautilus Inc. (a)	734	10,242
Office Depot Inc.	1,047	3,362
Penske Automotive Group Inc.	15	720
Red Lion Hotels Corp. (a)	26	325
Shoe Carnival Inc.	74	2,852
Skyline Corp.	170	4,831
Tailored Brands Inc.	175	4,419
Tilly's Inc. - Class A	26	487
Tower International Inc.	23	705
TRI Pointe Homes Inc. (a)	69	853
Williams-Sonoma Inc. (b)	183	12,035
Winnebago Industries Inc.	285	9,441
Zagg Inc. (a)	157	2,311
		189,266
Consumer Staples 1.6%
Andersons Inc.	88	3,324
Cal-Maine Foods Inc.	44	2,106
Central Garden & Pet Co. - Class A (a)	41	1,367
Energizer Holdings Inc.	45	2,653
	Shares/Par[1]	Value ($)
John B. Sanfilippo & Son Inc.	20	1,454
Natural Grocers by Vitamin Cottage Inc. (a) (b)	27	452
Sanderson Farms Inc. (b)	4	434
TreeHouse Foods Inc. (a)	101	4,843
United Natural Foods Inc. (a)	98	2,950
Village Super Market Inc. - Class A	24	639
		20,222
Energy 3.8%
Bonanza Creek Energy Inc. (a)	69	2,066
Carrizo Oil & Gas Inc. (a)	135	3,410
CVR Energy Inc. (b)	53	2,131
Delek US Holdings Inc.	20	841
Denbury Resources Inc. (a)	395	2,451
Eclipse Resources Corp. (a)	774	921
FTS International Inc. (a)	61	722
Matador Resources Co. (a)	228	7,559
McDermott International Inc. (a)	98	1,809
Newpark Resources Inc. (a)	180	1,861
Northern Oil and Gas Inc. (a)	58	232
Oil States International Inc. (a)	93	3,072
Patterson-UTI Energy Inc.	101	1,722
PDC Energy Inc. (a)	76	3,710
Renewable Energy Group Inc. (a)	75	2,167
Ring Energy Inc. (a)	166	1,645
Sanchez Energy Corp. (a) (b)	466	1,072
SemGroup Corp. - Class A (b)	21	465
SilverBow Resources Inc. (a)	1	15
Southwestern Energy Co. (a)	149	762
Superior Energy Services Inc. (a)	325	3,168
Unit Corp. (a)	30	786
W&T Offshore Inc. (a)	182	1,752
World Fuel Services Corp.	183	5,077
		49,416
Financials 21.4%
1st Source Corp.	29	1,520
AG Mortgage Investment Trust Inc.	50	902
Ambac Financial Group Inc. (a)	163	3,319
American Equity Investment Life Holding Co.	201	7,088
Anworth Mortgage Asset Corp.	205	949
Argo Group International Holdings Ltd.	6	403
BancFirst Corp.	22	1,342
BancorpSouth Bank	369	12,074
Bank of Marin Bancorp	7	547
Bank of NT Butterfield & Son Ltd.	78	4,052
BankUnited Inc.	59	2,094
Banner Corp.	37	2,329
BayCom Corp. (a)	25	660
Beneficial Bancorp Inc.	81	1,368
Blue Hills Bancorp Inc.	26	624
Brookline Bancorp Inc.	55	913
Brown & Brown Inc.	117	3,457
Cadence Bancorp LLC - Class A	146	3,804
Cathay General Bancorp	245	10,169
CBTX Inc. (b)	144	5,094
CenterState Bank Corp.	141	3,952
City Holdings Co.	20	1,554
CNO Financial Group Inc.	76	1,602
Commerce Bancshares Inc.	161	10,616
ConnectOne Bancorp Inc.	76	1,797
Cowen Inc. - Class A (a) (b)	124	2,013
Enova International Inc. (a)	61	1,750
Enstar Group Ltd. (a)	15	3,203
Enterprise Financial Services Corp.	83	4,415
Evercore Inc. - Class A	13	1,353
Federal Agricultural Mortgage Corp. - Class C	8	545
First American Financial Corp.	79	4,084
First Bancorp Inc. (a)	162	1,472
First Bancshares Inc.	19	725
First Commonwealth Financial Corp.	78	1,265
First Community Bancshares Inc.	12	409
First Defiance Financial Corp.	21	626
First Interstate BancSystem Inc. - Class A	40	1,807
FirstCash Inc.	118	9,701
FNB Corp.	104	1,323

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Great Western Bancorp Inc.	16	684
Hancock Whitney Co.	56	2,659
Hanmi Financial Corp.	199	4,948
Hanover Insurance Group Inc.	19	2,361
Home Bancorp Inc.	9	405
Independent Bank Corp.	37	3,050
Investors Bancorp Inc.	222	2,726
James River Group Holdings Ltd.	31	1,319
Kemper Corp.	19	1,547
Lakeland Financial Corp.	14	671
Live Oak Bancshares Inc.	204	5,474
LPL Financial Holdings Inc.	35	2,260
Macatawa Bank Corp.	42	486
MB Financial Inc.	46	2,111
Meridian Bancorp Inc.	221	3,763
Metropolitan Bank Holding Corp. (a)	5	207
MFA Financial Inc.	86	629
National Bank Holdings Corp. - Class A	34	1,263
National Western Life Group Inc. - Class A	23	7,293
NMI Holdings Inc. - Class A (a)	162	3,669
Northrim BanCorp Inc.	8	335
Northwest Bancshares Inc.	28	488
Old Second Bancorp Inc.	57	887
Oppenheimer Holdings Inc. - Class A	39	1,232
PCSB Financial Corp.	25	515
Pinnacle Financial Partners Inc.	75	4,491
PRA Group Inc. (a)	272	9,810
Prosperity Bancshares Inc.	28	1,926
Provident Financial Services Inc.	139	3,409
Radian Group Inc.	134	2,775
RBB Bancorp	19	462
RenaissanceRe Holdings Ltd.	84	11,194
Republic Bancorp Inc. - Class A	7	325
S&T Bancorp Inc.	37	1,598
Sandy Spring Bancorp Inc.	42	1,666
Shore Bancshares Inc.	18	324
Sierra Bancorp	15	421
Spirit Of Texas Bancshares Inc. (a)	16	355
State Bank Financial Corp.	4	117
TCF Financial Corp.	609	14,491
Tristate Capital Holdings Inc. (a)	260	7,195
Umpqua Holdings Corp.	567	11,806
Universal Insurance Holdings Inc.	79	3,834
Valley National Bancorp	259	2,916
Virtus Investment Partners Inc.	19	2,196
Washington Federal Inc.	129	4,135
Waterstone Financial Inc.	202	3,459
Webster Financial Corp.	59	3,477
WesBanco Inc.	51	2,284
Western Alliance Bancorp (a)	78	4,442
Wintrust Financial Corp.	71	5,999
WSFS Financial Corp.	30	1,420
		274,429
Health Care 7.6%
Acadia HealthCare Co. Inc. (a)	68	2,410
Acceleron Pharma Inc. (a) (b)	14	779
Addus HomeCare Corp. (a)	31	2,169
Allscripts-Misys Healthcare Solutions Inc. (a)	277	3,941
Amneal Pharmaceuticals Inc. - Class A (a)	20	454
AngioDynamics Inc. (a)	20	436
Avanos Medical Inc. (a)	39	2,646
Charles River Laboratories International Inc. (a)	30	4,043
Emergent BioSolutions Inc. (a)	12	790
Endo International Plc (a)	72	1,216
Endologix Inc. (a) (b)	469	895
Global Blood Therapeutics Inc. (a)	10	370
Hill-Rom Holdings Inc.	77	7,297
Horizon Pharma Plc (a)	21	414
Innoviva Inc. (a)	128	1,946
Integer Holdings Corp. (a)	33	2,712
Invacare Corp.	201	2,918
Mallinckrodt Plc (a)	51	1,481
Medidata Solutions Inc. (a)	69	5,084
MEDNAX Inc. (a)	172	8,026
	Shares/Par[1]	Value ($)
National Healthcare Corp.	8	578
Natus Medical Inc. (a)	92	3,266
Novavax Inc. (a) (b)	662	1,245
Pacira Pharmaceuticals Inc. (a)	124	6,086
Phibro Animal Health Corp. - Class A	14	587
Prestige Consumer Healthcare Inc. (a)	65	2,444
Spectrum Pharmaceuticals Inc. (a)	113	1,900
Syneos Health Inc. - Class A (a)	318	16,421
Teladoc Health Inc. (a) (b)	21	1,826
Tivity Health Inc. (a)	39	1,254
Triple-S Management Corp. - Class B (a)	67	1,264
Varex Imaging Corp. (a)	355	10,183
		97,081
Industrials 19.8%
AAR Corp.	70	3,373
ACCO Brands Corp.	81	911
Actuant Corp. - Class A	264	7,368
Air Lease Corp. - Class A	240	11,007
ArcBest Corp.	95	4,621
Astronics Corp. (a)	67	2,899
Atkore International Group Inc. (a)	290	7,688
AZZ Inc.	54	2,716
Beacon Roofing Supply Inc. (a)	45	1,639
BMC Stock Holdings Inc. (a)	7	131
Colfax Corp. (a) (b)	411	14,813
Covenant Transportation Group Inc. - Class A (a)	55	1,597
CRA International Inc.	15	775
Crane Co.	33	3,245
Donaldson Co. Inc. (b)	122	7,102
Dycom Industries Inc. (a)	38	3,186
Echo Global Logistics Inc. (a)	34	1,046
EMCOR Group Inc.	84	6,342
EnerSys Inc.	42	3,652
Forward Air Corp.	53	3,796
FreightCar America Inc. (a)	26	419
FTI Consulting Inc. (a)	68	4,962
Gates Industrial Corp. Plc (a) (b)	329	6,417
Genco Shipping & Trading Ltd. (a)	49	687
Generac Holdings Inc. (a)	91	5,115
Gorman-Rupp Co.	131	4,767
Graco Inc.	24	1,114
Graham Corp.	1	35
Greenbrier Cos. Inc.	18	1,072
Griffon Corp.	54	873
Harsco Corp. (a)	196	5,582
Hawaiian Holdings Inc.	64	2,555
Heidrick & Struggles International Inc.	23	772
Hertz Global Holdings Inc. (a)	230	3,751
Hurco Cos. Inc.	8	343
KBR Inc.	251	5,298
Kennametal Inc.	44	1,919
Knoll Inc.	191	4,472
Korn/Ferry International	3	128
MasTec Inc. (a)	73	3,276
Meritor Inc. (a)	52	1,003
MRC Global Inc. (a)	127	2,381
NOW Inc. (a)	510	8,440
PGT Innovations Inc. (a)	465	10,046
Primoris Services Corp.	42	1,041
Quad/Graphics Inc. - Class A	94	1,967
Quanex Building Products Corp.	675	12,278
REV Group Inc. (b)	145	2,271
Rexnord Corp. (a)	37	1,126
Rush Enterprises Inc. - Class A	139	5,476
SkyWest Inc.	29	1,715
SP Plus Corp. (a)	170	6,208
Spirit Airlines Inc. (a)	45	2,099
SPX Corp. (a)	130	4,334
Steelcase Inc. - Class A	857	15,858
Sun Hydraulics Corp.	44	2,392
Team Inc. (a) (b)	95	2,146
Teledyne Technologies Inc. (a)	9	2,157
Tetra Tech Inc.	29	1,960
Textainer Group Holdings Ltd. (a)	14	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Thermon Group Holdings Inc. (a)	120	3,081
TriMas Corp. (a)	42	1,278
Twin Disc Inc. (a)	15	344
UniFirst Corp.	30	5,254
US Ecology Inc.	22	1,612
Vectrus Inc. (a)	68	2,110
Veritiv Corp. (a)	13	455
WESCO International Inc. (a)	47	2,889
Woodward Governor Co.	129	10,431
		254,000
Information Technology 9.5%
3D Systems Corp. (a) (b)	89	1,685
ACI Worldwide Inc. (a)	226	6,367
Avaya Holdings Corp. (a)	81	1,794
Blackberry Ltd. (a)	244	2,777
Cabot Microelectronics Corp.	23	2,332
CACI International Inc. - Class A (a)	22	4,116
Cass Information Systems Inc.	62	4,054
Ciena Corp. (a)	168	5,236
Cirrus Logic Inc. (a)	19	729
Cohu Inc.	200	5,023
Comtech Telecommunications Corp.	80	2,908
Diodes Inc. (a)	61	2,019
Dolby Laboratories Inc.	57	3,983
Ebix Inc. (b)	60	4,750
Electro Scientific Industries Inc. (a)	133	2,326
Entegris Inc.	232	6,731
ePlus Inc. (a)	3	247
Finisar Corp. (a)	123	2,349
FLIR Systems Inc.	24	1,487
Forescout Technologies Inc. (a)	15	561
Insight Enterprises Inc. (a)	38	2,047
Integrated Device Technology Inc. (a)	119	5,592
Kemet Corp. (a)	74	1,374
Kulicke & Soffa Industries Inc.	133	3,171
Manhattan Associates Inc. (a)	144	7,854
MAXIMUS Inc.	55	3,605
MongoDB Inc. - Class A (a)	17	1,403
MTS Systems Corp.	104	5,683
NCR Corp. (a)	53	1,494
NetGear Inc. (a)	14	869
Park Electrochemical Corp.	18	349
PC Connection Inc.	23	889
Plexus Corp. (a)	141	8,244
Progress Software Corp.	9	312
SMART Global Holdings Inc. (a)	52	1,501
Systemax Inc.	20	657
Tech Data Corp. (a)	41	2,944
Teradata Corp. (a)	96	3,609
Versum Materials Inc.	86	3,112
Vishay Intertechnology Inc.	275	5,588
		121,771
Materials 5.9%
Advanced Emissions Solutions Inc. (b)	64	768
AdvanSix Inc. (a)	99	3,363
AK Steel Holding Corp. (a) (b)	695	3,405
Allegheny Technologies Inc. (a)	20	583
Boise Cascade Co.	33	1,207
Chemours Co.	8	304
Cleveland-Cliffs Inc. (a)	383	4,844
Commercial Metals Co.	218	4,470
Graphic Packaging Holding Co.	171	2,396
HB Fuller Co.	177	9,156
Hecla Mining Co.	969	2,703
Louisiana-Pacific Corp.	17	463
Luxfer Holdings Plc	106	2,459
PolyOne Corp.	80	3,503
Reliance Steel & Aluminum Co.	117	10,005
Ryerson Holding Corp. (a)	23	264
Schnitzer Steel Industries Inc. - Class A	129	3,498
Schweitzer-Mauduit International Inc.	367	14,064
Tredegar Corp.	23	498
Trinseo SA	12	948
Tronox Ltd. - Class A	215	2,570
	Shares/Par[1]	Value ($)
Valhi Inc.	148	337
Verso Corp. - Class A (a)	65	2,200
Warrior Met Coal Inc.	48	1,300
		75,308
Real Estate 8.4%
Americold Realty Trust (b)	242	6,046
Arbor Realty Trust Inc.	387	4,446
ARMOUR Residential REIT Inc.	145	3,251
Ashford Hospitality Trust Inc.	32	203
Braemar Hotels & Resorts Inc.	141	1,665
Brandywine Realty Trust	65	1,021
Brixmor Property Group Inc.	203	3,563
Cedar Realty Trust Inc.	112	524
Consolidated-Tomoka Land Co.	6	354
CoreCivic Inc.	146	3,541
CubeSmart	127	3,636
Essential Properties Realty Trust Inc. (b)	249	3,533
Farmland Partners Inc. (b)	187	1,250
Four Corners Property Trust Inc.	182	4,669
Getty Realty Corp.	123	3,511
Global Healthcare REIT Inc.	54	505
Government Properties Income Trust	124	1,400
Healthcare Realty Trust Inc.	26	753
Hersha Hospitality Trust	120	2,728
HFF Inc. - Class A	228	9,706
Highwoods Properties Inc.	19	917
InfraREIT Inc.	50	1,049
Invesco Mortgage Capital Inc.	71	1,126
Jernigan Capital Inc.	48	932
Jones Lang LaSalle Inc.	26	3,757
Kite Realty Group Trust	106	1,766
Lexington Realty Trust	181	1,504
Mack-Cali Realty Corp.	155	3,291
New Senior Investment Group Inc.	132	778
New York Mortgage Trust Inc. (b)	182	1,105
NorthStar Realty Europe Corp.	102	1,438
One Liberty Properties Inc.	24	666
Pebblebrook Hotel Trust (b)	108	3,941
Pennymac Mortgage Investment Trust	118	2,395
PS Business Parks Inc.	22	2,794
QTS Realty Trust Inc. - Class A	35	1,512
RLJ Lodging Trust	135	2,977
Sun Communities Inc.	27	2,734
Sunstone Hotel Investors Inc.	39	643
Sutherland Asset Management Corp.	26	432
Taubman Centers Inc.	28	1,677
Terreno Realty Corp	45	1,713
Washington Prime Group Inc. (b)	792	5,783
Western Asset Mortgage Capital Corp.	67	671
Xenia Hotels & Resorts Inc.	232	5,509
		107,415
Utilities 4.0%
Allete Inc.	30	2,210
American States Water Co.	5	329
Avista Corp.	22	1,136
Black Hills Corp.	47	2,757
California Water Service Group	34	1,444
Chesapeake Utilities Corp.	67	5,695
Clearway Energy Inc. - Class C	79	1,514
El Paso Electric Co.	21	1,199
IDACORP Inc.	40	3,982
MGE Energy Inc.	8	531
Middlesex Water Co.	64	3,109
New Jersey Resources Corp.	61	2,828
ONE Gas Inc.	52	4,314
Otter Tail Corp.	39	1,883
PNM Resources Inc.	111	4,407
Portland General Electric Co.	150	6,819
SJW Corp.	39	2,410
Southwest Gas Corp.	24	1,920
Spire Inc.	33	2,421
Unitil Corp.	9	464
		51,372
Total Common Stocks (cost $1,131,771)		1,259,490

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 5.7%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	22,391	22,391
Securities Lending Collateral 3.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	50,536	50,536
Total Short Term Investments (cost $72,927)		72,927
Total Investments 103.9% (cost $1,204,698)		1,332,417
Other Assets and Liabilities, Net (3.9)%		(50,559)
Total Net Assets 100.0%		1,281,858

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.1%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	447	446
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23 (b) (c)	1,880	1,885
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-A3-HE1, REMIC, 2.42%, (1M US LIBOR + 0.20%), 01/25/36 (d)	32	32
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-TC1, REMIC, 2.88%, (1M US LIBOR + 0.66%), 05/25/35 (d)	158	158
Series 2005-M1-AQ2, REMIC, 2.71%, (1M US LIBOR + 0.74%), 09/25/35 (d)	2,430	2,439
Series 2006-1M3-HE1, REMIC, 2.68%, (1M US LIBOR + 0.46%), 12/25/35 (d)	1,600	1,589
Series 2006-2M1-HE1, REMIC, 2.68%, (1M US LIBOR + 0.41%), 02/25/36 (d)	36	36
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.61%, (1M US LIBOR + 0.45%), 04/15/19 (d)	970	972
Chase Issuance Trust
Series 2016-A-A2, 1.37%, 06/17/19	6,210	6,151
Series 2018-A1-A1, 2.36%, (1M US LIBOR + 0.20%), 04/15/21 (d)	8,150	8,161
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.34%, (1M US LIBOR + 0.22%), 04/07/20 (d)	1,625	1,628
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.17%, 10/10/47 (d)	13,695	683
Interest Only, Series 2015-XA-GC27, REMIC, 1.53%, 02/10/48 (d)	7,923	529
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.48%, 01/10/23 (c) (d)	14,500	208
Interest Only, Series 2013-XB-CR6, REMIC, 0.68%, 02/10/23 (d)	2,500	55
Interest Only, Series 2014-XA-LC15, REMIC, 1.45%, 03/12/24 (d)	23,093	945
Interest Only, Series 2014-XA-CR16, REMIC, 1.30%, 04/10/47 (d)	16,128	614
Interest Only, Series 2014-XA-UBS3, REMIC, 1.44%, 06/10/47 (d)	15,239	690
Interest Only, Series 2014-XA-UBS6, REMIC, 1.11%, 12/10/47 (d)	12,598	526
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 3.28%, (1M US LIBOR + 1.13%), 09/25/33 (d)	507	504
Series 2005-M3-1, REMIC, 2.94%, (1M US LIBOR + 0.72%), 04/25/35 (d)	908	893
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 5.87%, (1M US LIBOR + 3.65%), 09/25/29 (d)	5,574	6,138
Series 2017-2M2-C04, 5.07%, (1M US LIBOR + 2.85%), 11/25/29 (d)	1,553	1,636
Series 2017-1M2-C03, REMIC, 5.22%, (1M US LIBOR + 3.00%), 10/25/29 (d)	4,440	4,779
Series 2017-1M2-C06, REMIC, 4.87%, (1M US LIBOR + 2.65%), 02/25/30 (d)	4,300	4,487
Series 2017-2M2-C06, REMIC, 5.02%, (1M US LIBOR + 2.80%), 02/25/30 (d)	1,700	1,775
Series 2018-2M2-C02, REMIC, 4.42%, (1M US LIBOR + 2.20%), 08/25/30 (d)	1,360	1,380
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.00%, 05/10/50 (d)	20,319	772
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.27%, 01/12/24 (d)	18,963	797
Interest Only, Series 2014-XA-GC26, REMIC, 1.18%, 11/10/47 (d)	15,039	704
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 3.82%, (1M US LIBOR + 1.60%), 02/25/35 (d)	125	123
	Shares/Par[1]	Value ($)
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-ACC1, REMIC, 2.46%, (1M US LIBOR + 0.24%), 05/25/36 (d)	78	78
Mercedes-Benz Auto Receivables Trust
Series 2018-A2A-1, 2.71%, 02/18/20	6,500	6,494
Navient Student Loan Trust
Series 2016-A1-6A, 2.70%, (1M US LIBOR + 0.48%), 02/25/19 (c) (d)	277	277
Series 2018-A1-3A, 2.49%, (1M US LIBOR + 0.27%), 06/25/20 (c) (d)	1,102	1,102
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.59%, (1M US LIBOR + 0.37%), 03/25/36 (d)	3,490	3,432
Nissan Auto Receivables Owner Trust
Series 2018-A2A-B, 2.76%, 07/15/21	7,500	7,493
Permanent Master Issuer Plc
Series 2018-1A1-1A, 2.75%, (3M US LIBOR + 0.38%), 10/15/20 (c) (d)	750	749
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.78%, (1M US LIBOR + 0.84%), 05/25/35 (d)	2,880	2,887
Series 2005-M3-RZ4, REMIC, 2.74%, (1M US LIBOR + 0.52%), 11/25/35 (d)	3,190	3,231
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.34%, (1M US LIBOR + 1.13%), 06/25/33 (d)	103	106
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.74%, (1M US LIBOR + 0.78%), 02/25/35 (d)	3,524	3,541
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 2.65%, (1M US LIBOR + 0.65%), 05/25/35 (d)	55	55
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	803	801
Series 2018-A2A-B, 2.64%, 03/15/21	3,700	3,696
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (c)	4,500	4,469
Series 2017-A-1A, 2.06%, 09/20/21 (c)	5,000	4,955
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.23%, 08/15/47 (d)	14,622	647
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.46%, 03/15/47 (d)	10,669	443
Total Non-U.S. Government Agency Asset-Backed Securities (cost $93,133)		96,191
CORPORATE BONDS AND NOTES 30.0%
Communication Services 3.9%
AMC Entertainment Inc.
5.88%, 02/15/22	170	172
AT&T Inc.
4.75%, 05/15/46	2,410	2,198
5.45%, 03/01/47	4,080	4,079
Cable One Inc.
5.75%, 06/15/22 (c)	170	173
CCO Holdings LLC
5.25%, 09/30/22	260	263
CenturyLink Inc.
5.63%, 04/01/20	260	265
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (c)	175	177
Charter Communications Operating LLC
4.91%, 07/23/25	5,800	5,892
6.48%, 10/23/45	2,080	2,232
5.38%, 05/01/47	815	777
5.75%, 04/01/48	1,190	1,187
Comcast Corp.
4.00%, 08/15/47	2,715	2,430
CSC Holdings LLC
6.75%, 11/15/21	165	174
Frontier Communications Corp.
7.13%, 03/15/19	260	262
Liquid Telecommunications Financing Plc
8.50%, 07/13/22	200	204

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sinclair Television Group Inc.
5.38%, 04/01/21	175	176
Sirius XM Radio Inc.
4.63%, 05/15/23 (c)	265	262
Sprint Nextel Corp.
7.00%, 08/15/20	335	351
T-Mobile USA Inc.
4.00%, 04/15/22 (e)	175	175
Univision Communications Inc.
6.75%, 09/15/22 (c)	340	348
VEON Holdings BV
7.50%, 03/01/22	270	289
Verizon Communications Inc.
4.67%, 03/15/55	2,633	2,483
Vodafone Group Plc
3.75%, 01/16/24	3,555	3,515
Zayo Group LLC
6.00%, 04/01/23	340	351
		28,435
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Co.
4.63%, 01/15/22 (c)	85	85
Altice SA
7.75%, 05/15/22 (c) (e)	270	262
Lennar Corp.
5.38%, 10/01/22	340	350
Meritage Homes Corp.
7.15%, 04/15/20	165	172
MGM Resorts International
6.63%, 12/15/21	165	175
NCL Corp. Ltd.
4.75%, 12/15/21 (c)	175	176
Next Plc
3.63%, 05/18/28, GBP	640	829
Penske Automotive Group Inc.
3.75%, 08/15/20	265	263
Taylor Morrison Communities Inc.
5.25%, 04/15/21 (c)	260	261
		2,573
Consumer Staples 1.6%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	3,445	3,324
BAT Capital Corp.
4.54%, 08/15/47 (c)	5,055	4,648
Cencosud SA
4.38%, 07/17/27 (c)	460	418
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (c)	2,880	2,659
JBS Investments GmbH
7.75%, 10/28/20	200	204
7.25%, 04/03/24	400	409
Marfrig Holdings Europe BV
8.00%, 06/08/23	400	401
		12,063
Energy 4.4%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29 (c)	200	190
4.60%, 11/02/47 (c)	640	623
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (c)	245	276
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,620	1,911
Chesapeake Energy Corp.
6.63%, 08/15/20	170	178
Concho Resources Inc.
4.88%, 10/01/47	1,675	1,694
Energy Transfer Partners LP
6.63%, (callable at 100 beginning 02/15/28) (e) (f)	3,465	3,324
5.80%, 06/15/38	1,040	1,080
EP Energy LLC
9.38%, 05/01/24 (c)	110	91
KazMunayGas National Co. JSC
5.38%, 04/24/30 (c)	299	304
	Shares/Par[1]	Value ($)
5.75%, 04/19/47	710	699
5.75%, 04/19/47 (c)	200	197
6.38%, 10/24/48 (c)	510	536
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	2,825	2,835
Kinder Morgan Inc.
5.55%, 06/01/45	3,020	3,190
Laredo Petroleum Inc.
5.63%, 01/15/22	270	270
MPLX LP
4.70%, 04/15/48	3,915	3,663
Noble Energy Inc.
5.25%, 11/15/43	1,220	1,213
Oasis Petroleum Inc.
6.88%, 03/15/22 (e)	260	265
Peru LNG Srl
5.38%, 03/22/30 (c)	200	200
Petroleos del Peru SA
4.75%, 06/19/32 (c)	400	388
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (d)	107	114
4.63%, 09/21/23	114	113
6.50%, 03/13/27 (e)	2,260	2,307
5.35%, 02/12/28 (c)	198	186
6.50%, 06/02/41	800	748
6.38%, 01/23/45	122	113
6.75%, 09/21/47	282	269
6.35%, 02/12/48 (c)	103	94
Rio Energy SA
6.88%, 02/01/25 (c)	150	123
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25	380	357
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	444
6.88%, 03/24/26 (c)	206	229
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	940	942
6.95%, 03/18/30	610	663
Summit Midstream Holdings LLC
5.50%, 08/15/22	265	265
Targa Resources Partners LP
5.25%, 05/01/23	260	263
Total SA
2.71%, (callable at 100 beginning 05/05/23), EUR (f)	1,375	1,661
Tullow Oil Plc
7.00%, 03/01/25 (c)	200	196
		32,214
Financials 11.6%
AerCap Ireland Capital Ltd.
4.45%, 10/01/25	3,120	3,091
Ally Financial Inc.
4.13%, 02/13/22	175	175
Altice US Finance I Corp.
5.38%, 07/15/23 (c)	260	263
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	1,375	1,375
Antero Resources Finance Corp.
5.38%, 11/01/21	175	177
Ardagh Packaging Finance Plc
4.25%, 09/15/22 (c)	355	350
AXA Equitable Holdings Inc.
5.00%, 04/20/48 (c)	2,380	2,220
Banco de Credito e Inversiones
3.50%, 10/12/27 (c)	200	183
Banco Santander SA
3.80%, 02/23/28	2,635	2,386
Bank of America Corp.
2.74%, 01/23/22	2,530	2,488
3.97%, 03/05/29	2,785	2,718
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	450	432
Charming Light Investments Ltd.
4.38%, 12/21/27	400	378

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Chinalco Capital Holdings Ltd.
4.25%, 04/21/22	200	192
Citigroup Inc.
3.89%, 01/10/28 (d)	1,135	1,102
3.52%, 10/27/28	1,385	1,300
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (c) (d)	408	414
CSN Resources SA
6.50%, 07/21/20	230	223
Diamond 1 Finance Corp.
5.45%, 06/15/23 (c)	3,630	3,813
6.02%, 06/15/26 (c)	2,365	2,520
E.On International Finance BV
6.38%, 06/07/32, GBP	470	823
Goldman Sachs Group Inc.
2.60%, 04/23/20	1,265	1,254
3.69%, 06/05/28 (d)	2,600	2,473
3.81%, 04/23/29	4,850	4,617
4.02%, 10/31/38	2,080	1,927
5.15%, 05/22/45	2,020	2,063
GTH Finance BV
7.25%, 04/26/23	410	428
Huarong Finance Co. Ltd.
4.00%, (callable at 100 beginning 11/07/22) (f)	200	189
4.50%, (callable at 100 beginning 01/24/22) (f)	200	192
JPMorgan Chase & Co.
4.01%, 04/23/29	3,865	3,794
JPMorgan Chase Bank NA
3.88%, 07/24/38 (d)	1,940	1,813
3.90%, 01/23/49	1,710	1,555
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (f)	1,405	1,421
3.59%, 07/22/28 (d)	3,735	3,543
Nationwide Building Society
4.30%, 03/08/29 (c)	1,135	1,084
NGG Finance Plc
5.63%, 06/18/73, GBP	1,730	2,464
Nielsen Co.
5.50%, 10/01/21 (c)	260	261
Nykredit Realkredit A/S
2.00%, 10/01/47, DKK	47,638	7,452
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (c)	200	200
Petrobras Global Finance BV
7.38%, 01/17/27	512	519
Realkredit Danmark A/S
2.00%, 10/01/47, DKK	41,051	6,351
Royal Bank of Scotland Group Plc
5.08%, 01/27/30 (d)	1,160	1,164
Sasol Financing USA LLC
5.88%, 03/27/24	200	204
6.50%, 09/27/28	200	203
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	2,970	2,868
SLM Corp.
5.50%, 01/25/23	355	354
Springleaf Finance Corp.
5.63%, 03/15/23	265	264
Synchrony Financial
2.70%, 02/03/20	1,130	1,116
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	195
5.13%, 05/03/22 (c)	200	175
Thames Water Utilities Cayman Finance Ltd.
1.88%, 01/24/24, GBP	655	826
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (c)	200	212
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (c)	280	285
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	301
6.03%, 07/05/22	380	367
Volkswagen International Finance NV
3.38%, (callable at 100 beginning 06/27/24), EUR (f)	2,200	2,514
	Shares/Par[1]	Value ($)
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (f) (g)	3,720	3,305
		84,576
Financials 0.0%
Toll Brothers Finance Corp.
5.88%, 02/15/22	250	262
Health Care 1.8%
AbbVie Inc.
4.70%, 05/14/45	2,385	2,286
Bayer AG
2.38%, 04/02/75, EUR	715	817
CVS Health Corp.
4.30%, 03/25/28	2,315	2,295
5.05%, 03/25/48	5,865	5,982
HCA Inc.
5.88%, 03/15/22	335	357
Quintiles Transnational Corp.
4.88%, 05/15/23 (c)	260	261
Tenet Healthcare Corp.
7.50%, 01/01/22 (c)	250	261
Universal Health Services Inc.
4.75%, 08/01/22 (c)	260	262
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (c)	335	349
		12,870
Industrials 2.0%
ADT Corp.
6.25%, 10/15/21	255	268
Arconic Inc.
6.15%, 08/15/20	170	176
Avis Budget Car Rental LLC
5.13%, 06/01/22 (c)	350	358
Beacon Roofing Supply Inc.
6.38%, 10/01/23	170	176
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	10,081	9,828
Hertz Corp.
5.88%, 10/15/20	175	175
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/24	400	377
Mexico City Airport Trust
5.50%, 07/31/47 (c)	200	178
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (c)	365	357
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	330	354
RR Donnelley & Sons Co.
7.63%, 06/15/20	255	270
Westinghouse Air Brake Technologies Corp.
4.15%, 03/15/24 (h)	2,215	2,197
		14,714
Industrials 0.0%
Aircastle Ltd.
5.50%, 02/15/22	170	176
Information Technology 2.1%
Apple Inc.
4.65%, 02/23/46	2,415	2,605
Broadcom Corp.
3.88%, 01/15/27	4,780	4,509
CommScope Inc.
5.00%, 06/15/21 (c)	260	261
First Data Corp.
5.38%, 08/15/23 (c)	260	264
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,260	2,269
4.90%, 10/15/25	1,735	1,779
Microchip Technology Inc.
4.33%, 06/01/23 (c)	2,950	2,918
Open Text Corp.
5.63%, 01/15/23 (c)	255	259

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Tsinghua Unic Ltd.
5.38%, 01/31/23	260	222
		15,086
Materials 1.0%
Berry Plastics Corp.
5.50%, 05/15/22	170	173
Cemex SAB de CV
7.75%, 04/16/26	200	219
China Minmetals Corp.
3.75%, (callable at 100 beginning 11/13/22) (f)	644	598
4.45%, (callable at 100 beginning 05/13/21) (f)	210	208
CNAC HK Synbridge Co. Ltd.
5.13%, 03/14/28	200	201
Codelco
6.15%, 10/24/36	190	221
First Quantum Minerals Ltd.
7.00%, 02/15/21 (c)	350	346
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (c)	265	263
Freeport-McMoRan Inc.
3.88%, 03/15/23	275	266
Graphic Packaging International Inc.
4.75%, 04/15/21	175	177
HudBay Minerals Inc.
7.25%, 01/15/23 (c)	255	262
NOVA Chemicals Corp.
5.25%, 08/01/23 (c)	260	259
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (c)	175	177
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (c)	355	353
Rusal Capital DAC
5.13%, 02/02/22	200	96
Sealed Air Corp.
4.88%, 12/01/22 (c)	340	343
Suzano Austria GmbH
6.00%, 01/15/29 (c)	200	201
Vale Overseas Ltd.
6.25%, 08/10/26	1,880	2,060
Vedanta Resources Plc
8.25%, 06/07/21	200	207
VM Holding SA
5.38%, 05/04/27 (c)	638	619
		7,249
Real Estate 0.2%
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22	210	195
Iron Mountain Inc.
4.38%, 06/01/21 (c)	85	85
Realogy Holdings Corp.
5.25%, 12/01/21 (c)	260	261
Unibail-Rodamco SE
2.13%, (callable at 100 beginning 10/25/23), EUR (f) (h)	700	798
		1,339
Utilities 1.1%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (c)	198	220
Agua y Saneamientos Argentinos SA
6.63%, 02/01/23	210	166
Calpine Corp.
6.00%, 01/15/22 (c)	170	172
Centrica Plc
3.00%, 04/10/76, EUR (h)	1,400	1,663
EnBW Energie Baden-Wurttemberg AG
3.63%, 04/02/76, EUR	2,020	2,470
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	340	326
7.13%, 02/11/25	200	193
Israel Electric Corp. Ltd.
4.25%, 08/14/28	203	193
NRG Energy Inc.
6.25%, 07/15/22	127	131
	Shares/Par[1]	Value ($)
Perusahaan Listrik Negara PT
5.45%, 05/21/28 (c)	200	206
6.15%, 05/21/48 (c)	500	521
SSE Plc
2.38%, (callable at 50 beginning 04/01/21), EUR (f)	1,400	1,647
Talen Energy Supply LLC
9.50%, 07/15/22 (c) (e)	85	85
		7,993
Total Corporate Bonds And Notes (cost $224,629)		219,550
SENIOR LOAN INTERESTS 15.1%
Communication Services 1.1%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (d)	1,300	1,291
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.45%, (1M LIBOR + 2.375%), 08/11/24 (d)	496	496
Consolidated Communications Inc.
Term Loan B, 5.08%, (1M LIBOR + 3.00%), 09/29/23 (d)	285	281
Frontier Communications Corp.
Delayed Draw Term Loan A, 4.83%, (3M LIBOR + 2.75%), 03/31/21 (d)	134	131
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (d)	837	819
Greeneden US Holdings II LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/01/23 (d)	549	551
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (d)	470	472
Term Loan B-4, 6.56%, (3M LIBOR + 4.50%), 01/14/24 (d)	45	47
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 10/27/24 (d)	216	216
SBA Senior Finance II LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/26/25 (d) (i)	325	325
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (d)	917	918
Syniverse Holdings Inc.
1st Lien Term Loan, 7.15%, (3M LIBOR + 5.00%), 02/09/23 (d)	662	664
2nd Lien Term Loan, 11.15%, (3M LIBOR + 9.00%), 02/09/24 (d)	85	83
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (d) (i)	340	343
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (d)	448	448
Virgin Media Bristol LLC
Term Loan K, 4.66%, (3M LIBOR + 2.50%), 02/10/26 (d)	285	285
Ziggo Secured Finance Partnership
Term Loan E, 4.66%, (3M LIBOR + 2.50%), 04/15/25 (d)	405	398
		7,768
Consumer Discretionary 2.9%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (d)	364	364
Acosta Holdco Inc.
Term Loan, 5.33%, (3M LIBOR + 3.25%), 09/26/21 (d)	644	478
Advantage Sales & Marketing Inc.
1st Lien Term Loan , 5.33%, (3M LIBOR + 3.25%), 07/11/21 (d)	988	913
2nd Lien Term Loan, 8.58%, (3M LIBOR + 6.50%), 07/10/22 (d)	170	141
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (d)	648	654

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Belmond Interfin Ltd.
Term Loan, 4.83%, (3M LIBOR + 2.75%), 07/03/24 (d)	426	426
Bright Horizons Family Solutions Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 11/07/23 (d)	338	339
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (d)	284	284
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (d)	337	339
Cedar Fair LP
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 04/28/24 (d)	340	341
CH Hold Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 02/01/24 (d)	269	271
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (d)	401	401
Churchill Downs Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/12/24 (d)	650	651
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (d)	420	420
Core & Main LP
Term Loan B, 5.31%, (3M LIBOR + 3.00%), 07/19/24 (d)	161	162
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 07/19/24 (d)	142	143
CS Intermediate Holdco 2 LLC
Term Loan B, 4.33%, (3M LIBOR + 2.00%), 11/02/23 (d)	337	338
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (d)	404	404
Cumulus Media New Holdings Inc.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 05/15/22 (d)	399	394
Dealer Tire LLC
Term Loan B, 5.63%, (1M LIBOR + 3.25%), 12/22/21 (d)	60	60
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/22/21 (d)	78	75
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (d)	740	734
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (d)	133	134
Term Loan B, 4.44%, (1M LIBOR + 2.25%), 03/15/24 (d)	152	152
ESH Hospitality Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/30/23 (d)	465	465
Garda World Security Corp.
Term Loan, 5.82%, (3M LIBOR + 3.50%), 05/12/24 (d)	515	516
Term Loan, 7.75%, (3M Prime Rate + 2.50%), 05/12/24 (d)	1	1
General Nutrition Centers Inc.
Term Loan, 9.08%, (3M LIBOR + 7.00%), 12/31/22 (d)	129	132
Golden Entertainment Inc.
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 06/10/24 (d)	398	398
2nd Lien Term Loan, 9.07%, (3M LIBOR + 7.00%), 06/10/25 (d)	227	230
Goodyear Tire & Rubber Co.
2nd Lien Term Loan, 4.15%, (3M LIBOR + 2.00%), 03/07/25 (d)	340	340
Hilton Worldwide Finance LLC
Term Loan B-2, 3.97%, (3M LIBOR + 1.75%), 10/25/23 (d)	423	425
	Shares/Par[1]	Value ($)
Lamar Media Corp.
Term Loan B, 3.94%, (3M LIBOR + 1.75%), 02/16/25 (d)	339	341
Michaels Stores Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/01/23 (d)	94	93
Term Loan B, 4.71%, (3M LIBOR + 2.50%), 01/01/23 (d)	16	16
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 01/01/23 (d)	249	248
Mission Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (d)	58	58
Mohegan Tribal Gaming Authority
Term Loan A, 5.83%, (3M LIBOR + 3.75%), 10/13/21 (d)	141	138
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (d)	620	584
NCL Corp. Ltd.
Term Loan B, 3.82%, (3M LIBOR + 1.75%), 10/05/21 (d)	337	339
Nexstar Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (d)	411	413
Numericable Group SA
Term Loan B-11, 4.82%, (3M LIBOR + 2.75%), 07/31/25 (d)	820	799
Term Loan B-12, 5.85%, (3M LIBOR + 3.6875%), 01/31/26 (d)	70	69
Penn National Gaming Inc.
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 01/26/24 (d)	239	240
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (d) (i)	145	146
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (d)	142	142
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (d)	595	593
SeaWorld Parks & Entertainment Inc.
Term Loan B-5, 5.08%, (3M LIBOR + 3.00%), 03/01/24 (d)	632	630
ServiceMaster Co.
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 11/08/23 (d)	196	197
Sinclair Television Group Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 01/06/24 (d)	403	404
Spin Holdco Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 11/14/22 (d)	390	391
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (d)	633	633
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (d)	130	131
Tenneco Inc.
Term Loan , 0.01%, (3M LIBOR + 2.75%), 06/18/25 (d)	145	145
Twin River Management Group Inc.
Term Loan B, 5.83%, (3M LIBOR + 3.50%), 07/10/20 (d)	603	604
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (d)	1,638	1,590
Wand Intermediate I LP
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 09/17/21 (d)	270	270
WideOpenWest Finance LLC
Term Loan B, 5.41%, (3M LIBOR + 3.25%), 08/19/23 (d)	598	585
WMG Acquisition Corp.
Term Loan F, 4.20%, (3M LIBOR + 2.125%), 11/01/23 (d)	615	614
		21,538

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Consumer Staples 0.5%
Albertsons LLC
Term Loan B-4, 4.83%, (3M LIBOR + 2.75%), 08/25/21 (d)	293	293
Term Loan B-5, 5.38%, (3M LIBOR + 3.00%), 12/21/22 (d)	538	538
Term Loan B-6, 5.31%, (3M LIBOR + 3.00%), 06/22/23 (d)	335	335
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (d)	457	460
CHG PPC Parent LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (d)	120	120
Diamond (BC) B.V.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 07/24/24 (d)	225	221
Dorna Sports SL
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/12/24 (d) (i)	200	197
KIK Custom Products Inc.
Term Loan B, 6.24%, (3M LIBOR + 4.00%), 08/26/22 (d)	285	283
Nomad Foods Europe Midco Ltd.
Term Loan B-4, 4.41%, (3M LIBOR + 2.25%), 05/15/24 (d)	554	552
Post Holdings Inc.
Incremental Term Loan, 4.21%, (3M LIBOR + 2.00%), 05/24/24 (d)	283	282
Spectrum Brands Inc.
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 06/23/22 (d)	15	15
Term Loan B, 4.35%, (3M LIBOR + 2.00%), 06/23/22 (d)	231	231
U.S. Foods Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/27/23 (d)	95	95
		3,622
Energy 0.7%
BCP Raptor LLC
Term Loan B, 6.33%, (1M LIBOR + 4.25%), 06/07/24 (d)	515	505
Brazos Delaware II LLC
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 05/16/25 (d)	165	163
Eastern Power LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 10/02/23 (d)	487	485
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (d)	358	359
2nd Lien Term Loan, 10.22%, (3M LIBOR + 8.00%), 03/22/26 (d)	55	54
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (d)	204	204
Energy Transfer Equity LP
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 02/28/24 (d)	547	547
Gavilan Resources LLC
2nd Lien Term Loan, 8.17%, (3M LIBOR + 6.00%), 02/24/24 (d)	270	254
Grizzly Acquisitions Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 10/01/25 (d) (i)	195	195
Kestrel Acquisition LLC
Term Loan B, 6.33%, (3M LIBOR + 4.25%), 05/02/25 (d)	165	166
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (d)	507	500
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (d)	422	419
Talen Energy Supply LLC
Term Loan B-1, 6.08%, (3M LIBOR + 4.00%), 07/15/23 (d)	500	502
	Shares/Par[1]	Value ($)
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (d)	608	609
Traverse Midstream Partners LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/22/24 (d) (i)	150	151
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (d)	255	257
		5,370
Financials 1.5%
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (d)	108	109
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (d)	500	496
Altice US Finance I Corp.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 07/15/25 (d)	457	457
Asurion LLC
Term Loan B-7, 5.08%, (3M LIBOR + 3.00%), 11/15/24 (d)	299	301
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (d) (i)	255	258
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (d)	530	533
Citco Funding LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/23/22 (d) (i)	310	311
Term Loan, 5.08%, (3M LIBOR + 3.00%), 03/23/22 (d)	458	459
Clipper Acquisitions Corp.
Term Loan B, 3.86%, (3M LIBOR + 1.75%), 12/12/24 (d)	200	200
Crown Finance US Inc.
Term Loan, 4.58%, (3M LIBOR + 2.50%), 02/05/25 (d)	796	795
DTZ US Borrower LLC
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 08/15/25 (d)	685	686
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (d)	423	423
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (d)	275	277
Fortress Investment Group LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/27/22 (d)	360	361
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 03/31/25 (d)	817	818
Harbourvest Partners LLC
Term Loan B, 4.41%, (3M LIBOR + 2.25%), 02/21/25 (d)	333	334
Harland Clarke Holdings Corp.
Term Loan B-7, 7.08%, (3M LIBOR + 4.75%), 10/31/23 (d)	324	311
Ineos US Finance LLC
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 03/31/24 (d)	471	472
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (d)	570	572
LPL Holdings Inc.
1st Lien Term Loan B, 4.42%, (3M LIBOR + 2.25%), 09/23/24 (d)	169	169
1st Lien Term Loan B, 4.43%, (3M LIBOR + 2.25%), 09/23/24 (d)	169	169
Nielsen Finance LLC
Term Loan B-4, 4.13%, (3M LIBOR + 2.00%), 10/04/23 (d)	285	284
RPI Finance Trust
Term Loan B-6, 4.33%, (3M LIBOR + 2.00%), 03/13/23 (d)	476	478

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (d)	349	349
Telenet Financing USD LLC
Term Loan AN, 0.00%, (3M LIBOR + 2.25%), 08/31/26 (d) (i)	50	50
Term Loan AN, 4.41%, (3M LIBOR + 2.25%), 08/31/26 (d)	445	443
Travelport Finance Lux SARL
Term Loan B, 4.81%, (3M LIBOR + 2.50%), 03/16/25 (d)	418	418
Unitymedia Finance LLC
Term Loan B, 4.41%, (3M LIBOR + 2.25%), 09/30/25 (d)	330	330
UPC Financing Partnership
Term Loan AR, 4.66%, (3M LIBOR + 2.50%), 01/15/26 (d)	337	337
		11,200
Health Care 1.9%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.74%, (3M LIBOR + 2.50%), 02/16/23 (d)	561	564
Akorn Inc.
Term Loan B, 0.00%, (1M LIBOR + 4.75%), 11/13/20 (d) (i)	35	34
Term Loan B, 6.87%, (1M LIBOR + 4.75%), 04/16/21 (d)	60	58
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (d)	683	689
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (d)	563	563
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.25%), 01/27/21 (d)	185	182
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (d)	596	599
2nd Lien Term Loan, 8.61%, (3M LIBOR + 6.50%), 06/01/22 (d)	190	192
Convatec Inc.
Term Loan B, 4.58%, (3M LIBOR + 2.25%), 10/26/23 (d)	349	350
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (d)	1,658	1,669
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (d)	698	697
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (d) (i)	480	477
Global Medical Response Inc.
Term Loan B-1, 5.38%, (3M LIBOR + 3.25%), 04/28/22 (d)	466	459
Term Loan B-2, 6.42%, (3M LIBOR + 4.25%), 09/26/24 (d)	70	69
Grifols Worldwide Operations USA Inc.
Term Loan, 4.42%, (3M LIBOR + 2.25%), 01/24/25 (d)	585	588
HCA Inc.
Term Loan B-11, 3.83%, (3M LIBOR + 1.75%), 03/17/23 (d)	376	379
IQVIA Inc.
Term Loan B-3, 4.08%, (3M LIBOR + 1.75%), 06/07/25 (d)	284	284
Jaguar Holding Co. II
Term Loan, 4.74%, (3M LIBOR + 2.50%), 08/18/22 (d)	1,009	1,009
Mallinckrodt International Finance SA
Term Loan B, 5.20%, (3M LIBOR + 2.75%), 09/24/24 (d)	670	667
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (d)	687	688
National Mentor Holdings Inc.
Term Loan B, 5.33%, (3M LIBOR + 3.00%), 01/31/21 (d)	405	405
	Shares/Par[1]	Value ($)
Ortho-Clinical Diagnostics SA
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 06/01/25 (d)	288	288
Pearl Intermediate Parent LLC
Delayed Draw Term Loan, 4.91%, (3M LIBOR + 2.75%), 02/01/25 (d)	11	11
1st Lien Term Loan, 4.92%, (3M LIBOR + 2.75%), 02/01/25 (d)	141	139
2nd Lien Term Loan, 8.42%, (3M LIBOR + 6.25%), 01/30/26 (d)	72	72
Prestige Brands Inc.
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 01/20/24 (d)	269	269
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (d)	165	166
2nd Lien Term Loan, 8.83%, (3M LIBOR + 6.75%), 06/20/26 (d)	80	80
Syneos Health Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/25/24 (d)	243	243
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (d)	765	738
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (d)	1,239	1,245
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (d)	200	202
		14,075
Industrials 2.3%
Advanced Disposal Services Inc.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 11/10/23 (d)	581	582
American Airlines Inc.
Incremental Term Loan, 4.16%, (3M LIBOR + 2.00%), 12/14/23 (d)	361	359
Term Loan B, 3.98%, (3M LIBOR + 1.75%), 06/11/25 (d)	130	127
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (d)	863	865
Beacon Roofing Supply Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 01/02/25 (d)	504	503
Brickman Group Ltd. LLC
1st Lien Term Loan B, 4.69%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (d)	190	191
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (d)	395	400
2nd Lien Term Loan, 8.83%, (3M LIBOR + 6.75%), 07/26/26 (d)	50	51
Clark Equipment Co.
Term Loan B, 4.33%, (1M LIBOR + 2.00%), 05/18/24 (d)	413	414
Clean Harbors Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 06/28/24 (d)	337	338
Compass Power Generation LLC
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 12/20/24 (d)	384	385
Crosby US Acquisition Corp.
1st Lien Term Loan, 5.21%, (1M LIBOR + 3.00%), 11/07/20 (d)	575	567
2nd Lien Term Loan, 8.21%, (1M LIBOR + 6.00%), 11/07/21 (d)	40	39
Emerald Expositions Holding Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 05/22/24 (d)	686	689
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (d)	881	886
Gardner Denver Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 07/30/24 (d)	361	363

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Gates Global LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/01/24 (d)	281	283
Harsco Corp.
Term Loan B-1, 4.50%, (3M LIBOR + 2.25%), 12/06/24 (d)	119	119
Hertz Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 06/30/23 (d)	1,202	1,197
Hyster-Yale Group Inc.
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/18/23 (d)	113	113
Milacron LLC
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (d)	669	669
Minimax GmbH & Co. KG
Term Loan B-1C, 5.08%, (3M LIBOR + 3.00%), 06/18/25 (d)	485	489
MRC Global (US) Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 09/01/24 (d)	378	380
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (d)	648	650
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 02/11/21 (d)	988	988
2nd Lien Term Loan, 7.83%, (3M LIBOR + 5.75%), 02/11/22 (d)	131	132
2nd Lien Term Loan, 8.06%, (3M LIBOR + 5.75%), 02/11/22 (d)	39	39
Sensata Technologies BV
Term Loan B, 3.90%, (3M LIBOR + 1.75%), 10/14/21 (d)	340	341
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (d)	553	555
Terex Corp.
Term Loan B, 4.33%, (3M LIBOR + 2.00%), 01/31/24 (d)	337	339
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (d)	378	367
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (d)	613	615
Term Loan E, 4.74%, (3M LIBOR + 2.50%), 05/14/25 (d)	134	135
United Airlines Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 04/01/24 (d)	433	432
Welbilt Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 03/06/23 (d)	310	311
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (d)	502	499
Term Loan B-1, 5.58%, (3M LIBOR + 3.50%), 10/10/24 (d)	205	202
Wrangler Buyer Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 09/20/24 (d)	491	493
Zodiac Pool Solutions LLC
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/07/25 (d) (i)	340	341
		16,448
Information Technology 2.3%
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (d)	351	353
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (d)	563	566
BMC Software Finance Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 09/10/22 (d)	729	737
Term Loan B, 1.00%, (3M LIBOR + 4.135%), 06/30/25 (d)	200	202
	Shares/Par[1]	Value ($)
Celestica Inc.
1st Lien Term Loan B, 4.23%, (3M LIBOR + 2.00%), 06/21/25 (d)	55	55
Ceridian HCM Holding Inc.
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 04/05/25 (d)	360	360
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.08%, (1M LIBOR + 3.00%), 03/30/24 (d)	287	288
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (d)	739	741
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (d)	80	80
2nd Lien Term Loan, 9.22%, (3M LIBOR + 7.00%), 08/06/26 (d)	40	40
EIG Investors Corp.
1st Lien Term Loan, 6.06%, (3M LIBOR + 3.75%), 02/09/23 (d)	252	254
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (d) (i)	195	194
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 04/26/24 (d)	970	970
Fleetcor Technologies Inc.
Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 08/02/24 (d)	362	363
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (d)	853	845
Hyland Software Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 07/01/22 (d)	237	239
2nd Lien Term Loan, 9.08%, (3M LIBOR + 7.00%), 05/24/25 (d)	85	86
IGT Holding IV AB
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 07/24/24 (b) (d)	140	137
Infor US Inc.
Term Loan B-6, 4.83%, (3M LIBOR + 2.75%), 02/07/22 (d)	537	539
Kronos Inc.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (d)	2	2
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (d)	605	608
Lumentum Holdings
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/07/25 (d) (i)	130	131
McAfee LLC
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 09/20/24 (d)	317	319
Micron Technology Inc.
Term Loan, 3.83%, (3M LIBOR + 1.75%), 04/26/22 (d)	337	338
Mitchell International Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 11/21/24 (d)	263	263
MKS Instruments Inc.
Term Loan B-4, 3.83%, (3M LIBOR + 1.75%), 04/29/23 (d)	293	294
ON Semiconductor Corp.
1st Lien Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/31/23 (d)	429	429
Open Text Corp.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 05/25/25 (d)	144	145
Optiv Security Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/27/24 (d)	534	519
2nd Lien Term Loan, 9.31%, (3M LIBOR + 7.25%), 01/20/25 (d)	115	111
Presidio Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/02/24 (d) (i)	280	280

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 02/02/24 (d)	2	2
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 02/02/24 (d)	9	10
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 02/02/24 (d)	519	520
Project Ruby Ultimate Parent Corp.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 02/09/24 (d)	69	69
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.00%), 11/03/23 (d)	1,169	1,153
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (d)	606	605
Riverbed Technology Inc.
Term Loan, 5.33%, (3M LIBOR + 3.25%), 04/22/22 (d)	610	609
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (d)	985	989
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	216	216
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	557	557
Switch Ltd.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 06/27/24 (d)	397	398
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (d)	150	151
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (d)	380	382
2nd Lien Term Loan, 9.33%, (3M LIBOR + 7.25%), 06/01/26 (d)	95	96
Western Digital Corp.
Term Loan B-4, 3.82%, (3M LIBOR + 1.75%), 04/29/23 (d)	373	373
		16,618
Materials 1.3%
Albea Beauty Holdings SA
Term Loan B-2, 5.20%, (3M LIBOR + 2.75%), 04/12/24 (d)	110	109
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 10/31/23 (d)	284	283
Ashland Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 05/17/24 (d)	110	110
Term Loan B, 3.92%, (3M LIBOR + 1.75%), 05/17/24 (d)	228	228
Berlin Packaging LLC
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 11/01/25 (d)	97	97
1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 11/01/25 (d)	471	471
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.00%), 11/01/25 (d)	65	65
Berry Global Inc.
Term Loan S, 3.94%, (3M LIBOR + 1.75%), 02/02/20 (d)	175	175
Term Loan T, 2.19%, (3M LIBOR + 1.75%), 01/06/21 (d)	120	120
Term Loan Q, 4.19%, (3M LIBOR + 2.00%), 10/01/22 (d)	236	237
Big River Steel LLC
Term Loan B, 7.33%, (3M LIBOR + 5.00%), 08/15/23 (d)	192	195
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (d)	564	564
Consolidated Container Co. LLC
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (d)	283	283
	Shares/Par[1]	Value ($)
CPG International Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/03/24 (d)	120	121
Forterra Finance LLC
Term Loan B, 5.24%, (1M LIBOR + 3.00%), 10/25/23 (d)	313	299
H.B. Fuller Co.
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 10/11/24 (d)	279	279
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (d)	159	160
2nd Lien Term Loan, 8.83%, (3M LIBOR + 6.75%), 02/15/26 (b) (d)	50	50
Penn Engineering & Manufacturing Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 06/09/24 (d)	412	415
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (d)	548	549
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (d)	338	337
Proampac PG Borrower LLC
1st Lien Term Loan, 5.68%, (3M LIBOR + 3.50%), 11/18/23 (d)	81	81
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 11/18/23 (d)	50	50
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 11/18/23 (d)	91	91
Quikrete Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 11/03/23 (d)	285	286
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (d)	1,032	1,035
SIG Combibloc US Acquisition Inc.
Term Loan, 4.83%, (1M Prime Rate + 1.75%), 02/03/22 (d)	679	680
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (d)	289	291
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (d) (i)	950	954
TMS International Corp.
Term Loan B-2, 4.83%, (3M LIBOR + 2.75%), 08/14/24 (d)	388	388
Trident TPI Holdings Inc.
Term Loan B-1, 5.33%, (3M LIBOR + 3.25%), 10/05/24 (d)	358	356
		9,359
Real Estate 0.3%
Capital Automotive LP
1st Lien Term Loan, 4.58%, (1M LIBOR + 2.50%), 03/21/24 (d)	440	440
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (d)	271	277
Iron Mountain Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/02/26 (d)	289	286
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (d)	320	321
Realogy Group LLC
Term Loan B, 4.40%, (3M LIBOR + 2.25%), 01/25/25 (d)	284	285
RHP Hotel Properties LP
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 05/11/24 (d)	164	164
VICI Properties 1 LLC
Term Loan B, 4.21%, (3M LIBOR + 2.00%), 12/13/24 (d)	285	285
		2,058

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.3%
Calpine Construction Finance Co. LP
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 01/15/25 (d)	442	442
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (d)	255	254
Term Loan B-6, 4.84%, (3M LIBOR + 2.50%), 01/15/23 (d)	99	99
Term Loan B-7, 4.84%, (3M LIBOR + 2.50%), 05/15/23 (d)	274	274
Nautilus Power LLC
Term Loan B, 6.33%, (3M LIBOR + 4.25%), 04/28/24 (d)	405	406
NRG Energy Inc.
Term Loan B, 4.08%, (3M LIBOR + 1.75%), 06/14/23 (d)	547	548
Talen Energy Supply LLC
Term Loan B-2, 6.08%, (3M LIBOR + 4.00%), 04/07/24 (d)	208	208
Vistra Operations Co. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 12/14/23 (d)	216	217
		2,448
Total Senior Loan Interests (cost $110,805)		110,504
GOVERNMENT AND AGENCY OBLIGATIONS 52.0%
Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 4.71%, (1M US LIBOR + 2.65%), 12/25/29 (d)	2,020	2,116
Series 2017-M2-DNA1, REMIC, 5.31%, (1M US LIBOR + 3.25%), 02/25/28 (d)	1,810	1,977
Series 2017-M2-DNA2, REMIC, 5.67%, (1M US LIBOR + 3.45%), 10/25/29 (d)	4,960	5,471
Series 2017-M2-DNA3, REMIC, 4.56%, (1M US LIBOR + 2.50%), 03/25/30 (d)	4,172	4,356
Series 2018-M2-HQA1, REMIC, 4.36%, (1M US LIBOR + 2.30%), 09/25/30 (d)	2,810	2,842
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.62%, (1M US LIBOR + 2.40%), 05/28/30 (d)	915	948
Series 2017-2M2-C07, REMIC, 4.72%, (1M US LIBOR + 2.50%), 05/28/30 (d)	4,260	4,381
Series 2018-1M2-C01, REMIC, 4.47%, (1M US LIBOR + 2.25%), 07/25/30 (d)	3,140	3,206
		25,297
Commercial Mortgage-Backed Securities 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series A-KI02, REMIC, 2.28%, (1M US LIBOR +/- MBS Spread), 02/25/21 (d)	932	932
Mortgage-Backed Securities 24.8%
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 10/15/46 (j)	11,145	11,502
TBA, 3.50%, 10/15/47 (j)	21,190	20,858
TBA, 4.00%, 10/15/47 (j)	40,500	40,899
Federal National Mortgage Association
TBA, 4.50%, 10/15/46 (j)	22,355	23,062
TBA, 4.00%, 10/15/47 (j)	49,920	50,408
TBA, 5.00%, 10/15/47 (j)	4,375	4,593
TBA, 3.50%, 10/15/48 (j)	14,950	14,714
Government National Mortgage Association
TBA, 5.00%, 10/15/44 (j)	1,905	1,988
TBA, 4.00%, 10/15/47 (j)	5,145	5,231
TBA, 4.50%, 10/15/47 (j)	8,015	8,283
		181,538
Sovereign 9.0%
Angola Government International Bond
9.38%, 05/08/48	512	540
Argentina Republic Government International Bond
8.28%, 12/31/33	2,089	1,901
2.50%, 12/31/38 (k)	2,130	1,265
7.63%, 04/22/46	750	608
6.88%, 01/11/48	359	277
	Shares/Par[1]	Value ($)
Azerbaijan Government Bond
4.75%, 03/18/24	1,390	1,409
Banque Centrale de Tunisie SA
5.75%, 01/30/25	200	176
Belize Government International Bond
4.94%, 02/20/34 (k)	283	164
Bermuda Government International Bond
4.85%, 02/06/24 (c)	280	292
3.72%, 01/25/27	200	190
Bolivia Government International Bond
4.50%, 03/20/28 (c)	390	372
Brazil Government International Bond
6.00%, 04/07/26	390	400
4.63%, 01/13/28	200	184
5.63%, 01/07/41	250	227
5.00%, 01/27/45	250	207
5.63%, 02/21/47 (e)	290	257
Colombia Government International Bond
4.00%, 02/26/24	390	391
8.13%, 05/21/24	240	288
3.88%, 04/25/27	200	194
7.38%, 09/18/37	140	177
5.00%, 06/15/45 (e)	1,538	1,538
Costa Rica Government International Bond
7.16%, 03/12/45	650	574
7.16%, 03/12/45 (c)	536	472
Croatia Government International Bond
5.50%, 04/04/23	2,090	2,208
6.00%, 01/26/24	480	521
6.00%, 01/26/24 (c)	260	282
Dominican Republic International Bond
5.88%, 04/18/24 (c)	390	402
6.88%, 01/29/26 (c)	290	310
6.00%, 07/19/28	325	330
6.85%, 01/27/45 (c)	200	201
6.85%, 01/27/45	540	543
Ecuador Government International Bond
9.65%, 12/13/26	210	208
9.63%, 06/02/27	200	197
8.88%, 10/23/27	530	508
Egypt Government International Bond
8.50%, 01/31/47	410	412
7.90%, 02/21/48	1,240	1,183
El Salvador Government International Bond
7.75%, 01/24/23	110	115
7.65%, 06/15/35	220	214
Export Credit Bank of Turkey
5.00%, 09/23/21	200	184
5.38%, 10/24/23 (c)	200	177
6.13%, 05/03/24 (c)	200	179
Federative Republic of Brazil
2.63%, 01/05/23	490	448
Ghana Government Bond
7.63%, 05/16/29	261	261
8.63%, 06/16/49	529	529
Guatemala Government Bond
4.38%, 06/05/27 (c)	390	365
Hungary Government International Bond
7.63%, 03/29/41 (e)	990	1,381
Indonesia Government International Bond
3.70%, 01/08/22 (c)	780	775
4.35%, 01/08/27	200	197
4.35%, 01/08/27 (c)	200	197
5.25%, 01/17/42	750	765
4.35%, 01/11/48	201	184
Ivory Coast Government International Bond
5.75%, 12/31/32	3,312	3,129
Jamaica Government International Bond
6.75%, 04/28/28 (e)	200	217
8.00%, 03/15/39	100	115
Kazakhstan Government International Bond
5.13%, 07/21/25 (c)	780	839
Kenya Government International Bond
8.25%, 02/28/48	400	387

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Lebanon Government International Bond
6.85%, 03/23/27	268	210
6.65%, 02/26/30	222	166
Mexico Government International Bond
4.15%, 03/28/27	390	384
4.35%, 01/15/47	390	355
Mongolia Government International Bond
10.88%, 04/06/21	500	564
5.63%, 05/01/23	450	436
8.75%, 03/09/24	200	219
Morocco Government International Bond
4.25%, 12/11/22 (c)	390	390
5.50%, 12/11/42 (c)	200	210
Namibia International Bond
5.25%, 10/29/25 (c)	490	462
Nigeria Government International Bond
6.50%, 11/28/27	630	606
7.14%, 02/23/30	850	832
7.88%, 02/16/32	400	409
Oman Government International Bond
3.88%, 03/08/22 (c)	390	380
5.38%, 03/08/27 (c)	200	194
5.63%, 01/17/28	393	385
6.50%, 03/08/47	270	256
6.50%, 03/08/47 (c)	200	190
6.75%, 01/17/48	779	759
Panama Government International Bond
8.88%, 09/30/27	150	202
3.88%, 03/17/28 (e)	200	198
6.70%, 01/26/36	800	995
4.50%, 05/15/47	200	200
Paraguay Government International Bond
4.70%, 03/27/27 (c)	390	389
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28	400	392
Petroleos de Venezuela SA
0.00%, 05/16/24 - 04/12/27 (l) (m)	3,589	787
Qatar Government International Bond
2.38%, 06/02/21 (c)	390	379
3.25%, 06/02/26 (c)	200	192
4.50%, 04/23/28	253	261
4.63%, 06/02/46 (c)	200	201
5.10%, 04/23/48	460	477
Republic of Belarus International Bond
7.63%, 06/29/27	210	224
Republic of Ghana
10.75%, 10/14/30	470	583
Republic of Panama
3.75%, 03/16/25	390	387
Republic of Paraguay
6.10%, 08/11/44	310	323
Republic of Serbia
4.88%, 02/25/20 (c)	490	496
7.25%, 09/28/21	430	468
Republic of South Africa
5.65%, 09/27/47	350	319
Romania Government International Bond
6.13%, 01/22/44 (c)	290	327
Russia Federal Bond
4.25%, 06/23/27	200	192
Russia Government Bond
7.50%, 03/31/30 (k)	196	216
Russia Government International Bond
5.25%, 06/23/47	800	769
Saudi Arabia Government International Bond
2.38%, 10/26/21 (c)	390	376
2.88%, 03/04/23	200	193
4.50%, 04/17/30	400	401
4.50%, 10/26/46 (c)	200	190
Saudi Government International Bond
3.25%, 10/26/26 (c)	200	188
Serbia International Bond
4.88%, 02/25/20	1,100	1,114
South Africa Government International Bond
4.88%, 04/14/26	390	372
	Shares/Par[1]	Value ($)
4.30%, 10/12/28	600	539
5.88%, 06/22/30	556	553
5.00%, 10/12/46	200	172
Sri Lanka Government Bond
6.75%, 04/18/28	1,170	1,139
Sri Lanka Government International Bond
5.88%, 07/25/22	377	370
6.85%, 11/03/25	743	737
6.20%, 05/11/27	325	306
Trinidad & Tobago Government International Bond
4.50%, 08/04/26 (c)	590	550
Turkey Government International Bond
7.50%, 11/07/19	1,010	1,024
6.25%, 09/26/22	390	382
4.88%, 10/09/26	1,000	856
6.00%, 03/25/27	855	778
5.13%, 02/17/28	288	245
6.13%, 10/24/28	1,897	1,710
5.75%, 05/11/47	200	156
Turkiye Cumhuriyeti Basbakanlik
6.00%, 01/14/41	480	395
Ukraine Government International Bond
7.75%, 09/01/25 - 09/01/27	1,710	1,615
7.38%, 09/25/32	570	494
0.00%, 05/31/40 (c) (d)	400	211
United Mexican States
5.75%, 10/12/10	2,180	2,200
Uruguay Government International Bond
4.38%, 10/27/27	390	396
5.10%, 06/18/50	770	784
Venezuela Government International Bond
0.00%, 10/13/24 (l) (m)	1,169	311
Zambia Government International Bond
8.50%, 04/14/24	300	214
		65,421
Treasury Inflation Indexed Securities 9.4%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (n)	4,394	5,710
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	18,766	20,188
3.63%, 04/15/28 (n)	7,783	9,668
2.50%, 01/15/29 (n)	2,125	2,443
3.88%, 04/15/29 (n)	19,744	25,433
1.00%, 02/15/46 (n)	5,674	5,606
		69,048
U.S. Treasury Securities 5.2%
U.S. Treasury Bond
3.88%, 08/15/40	2,955	3,281
U.S. Treasury Note
2.13%, 12/31/21	4,210	4,109
2.38%, 08/15/24	6,500	6,287
2.25%, 02/15/27 - 11/15/27	26,100	24,433
		38,110
Utilities 0.0%
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (c)	219	211
Total Government And Agency Obligations (cost $385,798)		380,557
COMMON STOCKS 0.0%
Communication Services 0.0%
Cumulus Media Inc. - Class A (l)	5	88
Total Common Stocks (cost $64)		88
INVESTMENT COMPANIES 7.1%
iShares iBoxx USD High Yield Corporate Bond ETF (e)	303	26,199
SPDR Barclays High Yield Bond ETF (e)	712	25,653
Total Investment Companies (cost $50,973)		51,852
SHORT TERM INVESTMENTS 19.7%
Investment Companies 9.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (o) (p)	67,918	67,918

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 7.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (o) (p)	51,217	51,217
Treasury Securities 3.4%
U.S. Treasury Bill
2.06%, 11/23/18 (q) (r)	25,360	25,281
Total Short Term Investments (cost $144,419)		144,416
Total Investments 137.0% (cost $1,009,821)		1,003,158
Other Derivative Instruments 0.1%		507
Other Assets and Liabilities, Net (37.1)%		(271,619)
Total Net Assets 100.0%		732,046

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $59,581 and 8.1%, respectively.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or portion of the security was on loan.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $182,349.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(l) Non-income producing security.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) The coupon rate represents the yield to maturity.

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

Pearl Intermediate Parent LLC – Delayed Draw Term Loan	30	—
	30	—

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
British Pound	6	December 2018		490	(2)	—
Canadian Dollar	4	December 2018		308	3	2
Euro FX Currency	(9)	December 2018		(1,314)	6	—
Euro-Bobl	(36)	December 2018	EUR	(4,693)	(14)	(15)
Euro-Bund	(10)	December 2018	EUR	(1,578)	(8)	(11)
Euro-OAT	(139)	December 2018	EUR	(21,127)	(77)	153
U.K. Long Gilt	(27)	December 2018	GBP	(3,252)	(6)	(17)
U.S. Treasury Long Bond	(218)	December 2018		(31,471)	34	843
U.S. Treasury Note, 10-Year	(60)	December 2018		(7,140)	(3)	13
U.S. Treasury Note, 2-Year	925	December 2018		195,405	43	(476)
U.S. Treasury Note, 5-Year	693	December 2018		78,516	38	(570)
Ultra 10-Year U.S. Treasury Note	(630)	December 2018		(80,457)	—	1,077
Ultra Long Term U.S. Treasury Bond	(265)	December 2018		(42,139)	91	1,254
					105	2,253

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	GSC	10/16/18	DKK	(88,862)	(13,852)	187
USD/EUR	GSC	10/16/18	EUR	(10,128)	(11,772)	162
USD/GBP	GSC	10/16/18	GBP	(3,843)	(5,013)	53
					(30,637)	402

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 93.1%
Argentina 0.5%
Despegar.com Corp. (a) (b)	166	2,792
Brazil 3.9%
Fleury SA	511	2,713
Linx SA	818	3,296
Localiza Rent a Car SA	532	3,009
Odontoprev SA	1,408	4,463
Raia Drogasil SA	312	5,601
Smiles Fidelidade SA	131	1,500
		20,582
China 17.3%
3SBio Inc. (b) (c)	3,184	5,351
AAC Technologies Holdings Inc.	541	5,615
Baozun Inc. - ADR (a) (b)	196	9,513
Bright Scholar Education Holdings Ltd. - ADS (a) (b)	269	3,337
Brilliance China Automotive Holdings Ltd.	2,784	4,513
China Maple Leaf Educational Systems Ltd.	12,544	6,570
China Yongda Automobiles Services Holdings Ltd. (b)	1,618	1,458
Estun Automation Co. Ltd. - Class A	1,576	2,675
Four Seasons Education Cayman Inc. - ADR (b)	390	1,560
Fu Shou Yuan International Group Ltd.	8,742	6,831
Hangzhou Robam Appliances Co. Ltd. - Class A	377	1,283
HOSA International Ltd. (b) (d)	7,408	254
Huami Corp. - Class A - ADR (a)	64	687
Huazhu Group Ltd. - ADS	264	8,519
New Oriental Education & Technology Group - ADR	36	2,695
Silergy Corp.	347	6,257
TAL Education Group - ADS (a)	152	3,907
Vipshop Holdings Ltd. - ADR (a)	470	2,935
Wuxi Biologics Cayman Inc. (a) (c)	928	9,383
Zhongsheng Group Holdings Ltd.	3,274	7,952
		91,295
Egypt 0.8%
Commercial International Bank Egypt SAE	896	4,163
Georgia 0.6%
Bank of Georgia Group Plc	156	3,469
Greece 0.9%
JUMBO SA	308	4,582
Hong Kong 5.0%
Kerry Logistics Network Ltd.	3,100	5,173
Kingdee International Software Group Co. Ltd.	3,616	3,945
Man Wah Holdings Ltd. (b)	1,908	1,147
Mandarin Oriental International Ltd.	1,834	3,751
Minth Group Ltd.	1,302	5,384
Sunny Optical Technology Group Co. Ltd.	607	7,016
		26,416
Hungary 0.6%
OTP Bank Plc	88	3,253
India 12.3%
Arvind Ltd.	1,187	5,206
Biocon Ltd.	1,708	16,323
Cholamandalam Investment and Finance Co. Ltd.	240	3,872
Coromandel International Ltd.	831	4,631
Dalmia Bharat Ltd.	111	3,541
Kaveri Seed Co. Ltd. (a)	434	3,469
Mindtree Ltd.	376	5,358
Oberoi Realty Ltd.	787	4,404
Shree Cement Ltd.	11	2,647
Shriram Transport Finance Co. Ltd.	245	3,896
Syngene International Ltd. (c)	725	6,006
VOLTAS Ltd.	768	5,635
		64,988
Indonesia 1.4%
Ace Hardware Indonesia Tbk PT	76,816	7,428
Kenya 0.6%
Equity Group Holdings Ltd.	8,025	3,185
	Shares/Par[1]	Value ($)
Luxembourg 1.7%
Globant SA (a)	149	8,785
Malaysia 2.6%
Karex Bhd	7,358	1,377
My EG Services Bhd	28,993	12,280
		13,657
Mexico 3.0%
Alsea SAB de CV	1,947	6,624
Gentera SAB de CV (b)	6,141	6,231
Grupo Rotoplas SAB de CV (b)	2,686	3,307
		16,162
Pakistan 0.7%
Lucky Cement Ltd.	859	3,554
Peru 0.2%
Credicorp Ltd.	6	1,276
Philippines 1.3%
International Container Terminal Services Inc.	1,908	3,317
Jollibee Foods Corp.	595	2,832
Philippine Seven Corp.	390	736
		6,885
Poland 0.8%
KRUK SA	78	4,247
Russian Federation 0.6%
Moscow Exchange MICEX-RTS OAO	2,209	3,286
South Africa 5.6%
Capitec Bank Holdings Ltd.	133	9,653
Clicks Group Ltd.	471	5,828
Curro Holdings Ltd. (a) (b)	441	918
Discover Ltd.	762	9,171
Spar Group Ltd.	327	4,252
		29,822
South Korea 12.5%
Caregen Co. Ltd.	60	4,770
Cosmax Inc.	70	9,880
Daum Communications Corp. (b)	72	7,698
Fila Korea Ltd.	178	7,202
Hugel Inc. (a)	9	3,445
Koh Young Technology Inc.	77	7,589
Medy-Tox Inc.	25	14,218
NCSoft Corp.	15	5,844
Seegene Inc. (a)	236	5,266
		65,912
Taiwan 15.6%
AirTAC International Group	523	5,121
ASMedia Technology Inc.	608	10,705
Catcher Technology Co. Ltd.	327	3,600
Chailease Holding Co. Ltd.	2,059	7,224
Cub Elecparts Inc.	591	4,406
Eclat Textile Co. Ltd.	115	1,429
eMemory Technology Inc.	779	7,398
Himax Technologies Inc. - ADR (b)	169	996
Hota Industrial Manufacturing Co. Ltd.	1,261	5,460
LandMark Optoelectronics Corp.	556	5,211
Largan Precision Co. Ltd.	32	3,814
Nien Made Enterprise Co. Ltd.	240	1,879
President Chain Store Corp.	326	3,829
Sunny Friend Environmental Technology Co. Ltd.	445	3,251
TaiMed Biologics Inc. (a)	356	2,205
Taiwan Liposome Co. Ltd. (a)	243	818
Taiwan Union Technology Corp.	849	2,822
TCI Co. Ltd.	480	7,725
Voltronic Power Technology Corp.	251	4,407
		82,300
Thailand 2.5%
Beauty Community PCL (b)	24,716	9,272
Bumrungrad Hospital PCL (b)	389	2,238
Minor International PCL	1,214	1,539
		13,049
United Arab Emirates 1.3%
Emaar Malls Group PJSC	3,498	1,740

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
NMC Health Plc	118	5,210
		6,950
United Kingdom 0.4%
Georgia Capital Plc (a)	165	2,390
United States of America 0.2%
Pagseguro Digital Ltd. - Class A (a)	38	1,062
Vietnam 0.2%
Vietnam Dairy Products JSC	171	1,005
Total Common Stocks (cost $489,216)		492,495
PREFERRED STOCKS 0.6%
Colombia 0.6%
Banco Davivienda SA	267	3,110
Total Preferred Stocks (cost $2,852)		3,110
SHORT TERM INVESTMENTS 9.2%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (e) (f)	33,705	33,705
	Shares/Par[1]	Value ($)
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (e) (f)	15,166	15,166
Total Short Term Investments (cost $48,871)		48,871
Total Investments 102.9% (cost $540,939)		544,476
Other Assets and Liabilities, Net (2.9)%		(15,532)
Total Net Assets 100.0%		528,944

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $20,740 and 3.9%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	GSC	10/02/18	HKD	(1,415)	(181)	—
USD/HKD	JPM	10/03/18	HKD	(1,459)	(186)	—
USD/ZAR	BCL	10/01/18	ZAR	(722)	(51)	—
USD/ZAR	GSC	10/02/18	ZAR	(536)	(38)	—
USD/ZAR	GSC	10/03/18	ZAR	(982)	(70)	—
					(526)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 96.5%
China 2.1%
Baidu.com - Class A - ADR (a)	100	22,786
JD.com Inc. - Class A - ADR (a)	1,218	31,783
		54,569
Denmark 0.6%
FLSmidth & Co. A/S (b)	274	17,042
France 6.2%
Kering SA	97	52,151
LVMH Moet Hennessy Louis Vuitton SE	247	87,444
Societe Generale SA	605	26,049
		165,644
Germany 7.5%
Allianz SE	217	48,314
Bayer AG	271	23,992
Linde AG	118	27,853
Puma SE	10	4,781
SAP SE	529	65,077
Siemens AG	233	29,770
		199,787
India 2.2%
DLF Ltd.	17,333	38,851
ICICI Bank Ltd. - ADR	2,250	19,101
		57,952
Italy 0.3%
Brunello Cucinelli SpA	184	7,181
Japan 13.9%
Capcom Co. Ltd.	673	17,099
Dai-Ichi Life Holdings Inc.	1,044	21,684
Fanuc Ltd.	143	26,811
Keyence Corp.	73	42,622
Minebea Mitsumi Inc.	892	16,140
Murata Manufacturing Co. Ltd.	328	50,282
NEC Electronics Corp. (a)	2,056	12,845
Nidec Corp.	455	65,451
Nintendo Co. Ltd.	68	24,919
Omron Corp.	472	19,907
Suzuki Motor Corp.	512	29,307
TDK Corp.	396	43,168
		370,235
Netherlands 3.9%
Airbus SE	769	96,524
uniQure NV (a) (b)	181	6,601
		103,125
Spain 1.9%
Banco Bilbao Vizcaya Argentaria SA	1,817	11,547
Inditex SA (b)	1,324	40,039
		51,586
Sweden 1.2%
Assa Abloy AB - Class B	1,526	30,635
Switzerland 2.5%
Credit Suisse Group AG	1,851	27,703
UBS Group AG	2,422	38,055
		65,758
United Kingdom 5.2%
Circassia Pharmaceuticals Plc (a) (b)	4,001	3,881
Earthport Plc (a)	13,392	1,449
Farfetch Ltd. - Class A (a)	46	1,254
International Consolidated Airlines Group SA	2,721	23,434
International Game Technology Plc	811	16,022
	Shares/Par[1]	Value ($)
Shire Plc	223	13,416
TechnipFMC Plc	787	24,627
Unilever Plc	968	53,166
		137,249
United States of America 49.0%
3M Co.	188	39,622
ACADIA Pharmaceuticals Inc. (a) (b)	469	9,744
Adobe Systems Inc. (a)	293	79,174
Agilent Technologies Inc.	443	31,223
Alphabet Inc. - Class A (a)	147	176,982
Amazon.com Inc. (a)	5	9,394
AnaptysBio Inc. (a) (b)	138	13,771
Anthem Inc.	248	67,945
Biogen Inc. (a)	77	27,018
Bluebird Bio Inc. (a) (b)	99	14,428
Blueprint Medicines Corp. (a)	210	16,410
Centene Corp. (a)	177	25,580
Citigroup Inc.	891	63,895
Colgate-Palmolive Co.	845	56,556
Equifax Inc.	147	19,225
Facebook Inc. - Class A (a)	391	64,317
Fidelity National Financial Inc.	527	20,719
Gilead Sciences Inc.	284	21,927
GlycoMimetics Inc. (a) (b)	558	8,039
Goldman Sachs Group Inc.	174	38,942
Incyte Corp. (a)	223	15,430
Intuit Inc.	331	75,351
Ionis Pharmaceuticals Inc. (a) (b)	261	13,463
Loxo Oncology Inc. (a)	119	20,358
MacroGenics Inc. (a)	515	11,041
Maxim Integrated Products Inc.	1,006	56,737
Mirati Therapeutics Inc. (a) (b)	66	3,117
Newell Brands Inc.	1,133	22,998
PayPal Holdings Inc. (a)	532	46,757
S&P Global Inc.	362	70,786
Sage Therapeutics Inc. (a)	175	24,726
Tiffany & Co.	313	40,421
United Parcel Service Inc. - Class B	277	32,280
Walt Disney Co.	345	40,352
Zimmer Biomet Holdings Inc.	161	21,225
		1,299,953
Total Common Stocks (cost $1,858,686)		2,560,716
PREFERRED STOCKS 1.5%
Germany 1.5%
Bayerische Motoren Werke AG	510	40,095
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	1,435	155
Total Preferred Stocks (cost $38,800)		40,250
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	51,027	51,027
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	13,336	13,336
Total Short Term Investments (cost $64,363)		64,363
Total Investments 100.4% (cost $1,961,849)		2,665,329
Other Assets and Liabilities, Net (0.4)%		(11,483)
Total Net Assets 100.0%		2,653,846

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.8%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	5,650	6,524
Series IV-A2R-A, 1.10%, 10/15/29, EUR (b)	600	692
AFC Home Equity Loan Trust
Series 2000-2A-1, REMIC, 2.86%, (1M US LIBOR + 0.64%), 03/25/30 (a)	1,769	1,647
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (c) (d)	24	23
Alpine Securitization
Series 2005-1A1-59, REMIC, 2.50%, (1M US LIBOR + 0.33%), 11/20/35 (a)	3,416	3,343
Alternative Loan Trust
Series 2005-2A3A-AR1, REMIC, 2.57%, (1M US LIBOR + 0.35%), 12/25/35 (a)	14,316	13,116
Atrium XII LLC
Series AR-12A, 3.18%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	5,600	5,579
Attentus CDO III Ltd.
Series 2007-A2-3A, REMIC, 2.78%, (3M US LIBOR + 0.45%), 10/11/42 (a) (b)	8,150	7,303
Banc of America Funding Trust
Series 2005-5M1-A, REMIC, 2.84%, (1M US LIBOR + 0.68%), 02/20/35 (a)	4,750	4,697
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.86%, (1M US LIBOR + 0.70%), 02/15/23 (a) (b)	2,414	2,410
Series 2018-B-RRI, REMIC, 3.21%, (1M US LIBOR + 1.05%), 02/15/23 (a) (b)	800	800
Series 2018-C-RRI, REMIC, 3.41%, (1M US LIBOR + 1.25%), 02/15/23 (a) (b)	600	600
Series 2018-D-RRI, REMIC, 4.21%, (1M US LIBOR + 2.05%), 02/15/23 (a) (b)	400	401
Series 2018-E-RRI, REMIC, 5.26%, (1M US LIBOR + 3.10%), 02/15/23 (a) (b)	2,600	2,608
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (a) (b)	6,000	97
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (a) (b)	6,888	5,564
BCMSC Trust
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (a)	6,296	2,387
Bear Stearns Alt-A Trust
Series 2005-12A1-8, REMIC, 2.76%, (1M US LIBOR + 0.54%), 10/25/35 (a)	12,017	11,861
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.50%, (1M US LIBOR + 0.28%), 01/25/35 (a) (b)	1,239	1,206
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 2.42%, (1M US LIBOR + 0.20%), 04/25/36 (a)	4,474	4,101
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,254	1,807
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	6,762	6,796
Series 2013-1A4-2, REMIC, 4.26%, 11/25/37 (a) (b)	10,091	9,621
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,934	2,752
Countrywide Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,490	1,411
Series 2006-1A1A-OA17, REMIC, 2.36%, (1M US LIBOR + 0.20%), 12/20/46 (a)	3,013	2,656
Series 2005-B1-J4, REMIC, 3.57%, (1M US LIBOR + 1.35%), 07/25/35 (a)	3,224	3,236
Series 2005-A3-38, REMIC, 2.57%, (1M US LIBOR + 0.70%), 09/25/35 (a)	552	533
Series 2005-A1-81, REMIC, 2.50%, (1M US LIBOR + 0.28%), 02/25/37 (a)	1,584	1,479
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	5,087	3,703
Countrywide Asset-Backed Certificates
Series 2006-2A4-20, REMIC, 2.45%, (1M US LIBOR + 0.23%), 09/25/35 (a)	14,200	10,566
Series 2004-M4-AB2, REMIC, 3.49%, (1M US LIBOR + 1.28%), 05/25/36 (a)	2,226	1,721
	Shares/Par[1]	Value ($)
CPS Auto Receivable Trust
Series 2017-A-D, 1.87%, 03/15/21 (b)	1,950	1,941
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.77%, 08/26/36 (a) (b)	5,161	5,095
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 2.37%, (1M US LIBOR + 0.15%), 10/25/36 (a)	9,469	8,553
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 3.38%, (3M US LIBOR + 1.05%), 10/26/27 (a) (b)	8,250	8,254
Crown Point CLO III Ltd.
Series 2013-A1LR-2A, 2.93%, (3M US LIBOR + 0.59%), 12/31/23 (a) (b)	476	476
CSMC Mortgage-Backed Trust
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	748	618
CSMC Series
Series 2009-1A2-5R, REMIC, 3.97%, 06/26/36 (a) (b)	5,338	5,102
GE Business Loan Trust
Series 2006-A-2, REMIC, 2.24%, (1M US LIBOR + 0.18%), 11/15/34 (a) (b)	2,928	2,849
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 12/15/18 (b)	34,700	—
Series 2017-A-WOLF, 3.01%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	3,600	3,601
Series 2017-B-WOLF, 3.26%, (1M US LIBOR + 1.10%), 09/15/19 (a) (b)	4,600	4,603
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 7.44%, 04/26/37 (a) (b)	19,880	6,883
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.62%, (1M US LIBOR + 0.40%), 06/25/34 (a) (b)	6,766	6,713
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (b)	396	391
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.03%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	4,282	4,268
JPMorgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.38%, (1M US LIBOR + 0.16%), 10/25/36 (a)	2,527	2,432
JPMorgan Mortgage Acquisition Trust
Series 2005-M6-FLD1, REMIC, 3.30%, (1M US LIBOR + 1.08%), 07/25/35 (a)	4,000	4,017
LP Credit Card ABS Master Trust
Series 2018-A-1, 3.62%, (1M US LIBOR + 0.00%), 08/20/24 (a) (b) (e)	620	620
METAL Ltd.
Series 2017-A-1, 4.58%, 10/15/24 (b)	1,744	1,749
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 4.50%, 07/26/48 (a) (b)	6,924	6,911
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.57%, (1M US LIBOR + 0.45%), 01/08/20 (a)	6,471	6,474
Newgate Funding PLC
Series 2007-A3-2X, 0.96%, (3M GB LIBOR + 0.16%), 12/15/50, GBP (a)	4,900	5,893
Palmer Square Loan Funding Ltd.
Series 2018-A1-4A, 0.00%, 11/15/26 (a) (c) (d)	250	250
People's Choice Home Loan Securities Trust
Series 2005-M3-3, REMIC, 3.07%, (1M US LIBOR + 0.86%), 08/25/35 (a)	6,543	5,768
Residential Asset Securitization Trust
Series 2005-A5-A5, REMIC, 2.62%, (1M US LIBOR + 0.40%), 05/25/35 (a)	1,623	1,362
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M US LIBOR + 0.60%), 04/25/37 (a)	2,794	2,614
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 3.01%, (1M US LIBOR + 0.80%), 03/25/35 (a)	3,451	3,391
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR3, 3.19%, (1M US LIBOR + 0.98%), 04/25/35 (a)	3,893	2,898

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (b)	4,105	4,095
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.69%, (1M US LIBOR + 0.47%), 10/25/35 (a)	4,975	4,520
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (b)	1,624	1,614
SLM Private Education Loan Trust
Series 2011-A3-B, 4.41%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	12,455	12,754
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.11%, (1M US LIBOR + 0.95%), 10/17/19 (a) (b)	5,158	5,158
Series 2017-B-1, REMIC, 3.33%, (1M US LIBOR + 1.17%), 10/17/19 (a) (b)	600	600
Series 2017-C-1, REMIC, 3.56%, (1M US LIBOR + 1.40%), 10/17/19 (a) (b)	2,100	2,102
Series 2017-D-1, REMIC, 4.11%, (1M US LIBOR + 1.95%), 10/17/19 (a) (b)	300	302
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.21%, 10/15/27 (b)	4,200	4,191
Torrens Trust
Series 2010-A4-2, 2.98%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.10%), 09/14/41, AUD (a)	7,910	5,733
TruPS Financials Note Securitization Ltd.
Series 2017-A1-2A, 3.91%, 09/20/39 (b)	3,208	3,215
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (f)	3,398	3,396
WaMu Mortgage Pass-Through Certificates
Series 2005-1A3-AR10, REMIC, 4.12%, 09/25/35 (a)	4,125	4,148
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4A2-OA3, REMIC, 2.54%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (a)	2,300	1,891
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 3.00%, (1M US LIBOR + 0.85%), 12/13/20 (a) (b)	3,065	3,067
Series 2017-B-HSDB, 3.25%, (1M US LIBOR + 1.10%), 12/13/20 (a) (b)	2,542	2,589
Series 2017-D-HSDB, 3.99%, (1M US LIBOR + 1.84%), 12/13/23 (a) (b)	178	180
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	6,570	6,557
Series 2007-A1-AR7, REMIC, 4.12%, 12/28/37 (a)	2,205	2,155
Total Non-U.S. Government Agency Asset-Backed Securities (cost $295,606)		293,233
CORPORATE BONDS AND NOTES 29.1%
Communication Services 3.5%
Altice Luxembourg SA
5.88%, 02/01/27, EUR (b)	1,000	1,210
8.13%, 02/01/27 (b)	300	309
AT&T Inc.
3.07%, (3M US LIBOR + 0.75%), 06/01/21 (a)	1,854	1,871
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (a)	560	562
Charter Communications Operating LLC
3.58%, 07/23/20	2,134	2,135
4.46%, 07/23/22	304	309
3.99%, (3M US LIBOR + 1.65%), 02/01/24 (a)	326	332
4.50%, 02/01/24	130	131
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	30	31
CSC Holdings LLC
8.63%, 02/15/19	1,200	1,222
DISH DBS Corp.
7.88%, 09/01/19	1,920	1,987
5.13%, 05/01/20	1,000	1,009
iHeartCommunications Inc.
0.00%, 12/15/19 - 03/15/23 (g) (h)	7,741	5,814
0.00%, 03/01/21 (b) (g) (h)	658	450
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (b)	670	705
	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (i)	571	578
5.50%, 08/01/23	35	32
8.50%, 10/15/24 (c) (d)	555	561
Live Nation Entertainment Inc.
5.63%, 03/15/26 (b) (i)	28	28
Numericable Group SA
6.25%, 05/15/24 (b)	900	888
SK Broadband Co. Ltd.
2.88%, 10/29/18	2,400	2,399
Sprint Capital Corp.
6.90%, 05/01/19	7,822	7,957
Sprint Corp.
7.25%, 09/15/21	1,650	1,743
7.63%, 03/01/26	254	269
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,725	1,723
4.74%, 03/20/25 (b)	200	200
5.15%, 03/20/28 (b)	400	402
T-Mobile USA Inc.
4.75%, 02/01/28	22	21
Univision Communications Inc.
5.13%, 05/15/23 (b)	42	40
Wind Tre SpA
2.63%, 01/20/23, EUR (b)	200	219
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (a) (b)	200	216
		35,353
Consumer Discretionary 1.7%
AA Bond Co. Ltd.
2.88%, 01/31/22, GBP	200	252
Altice SA
7.25%, 05/15/22, EUR	440	509
Bacardi Ltd.
4.50%, 01/15/21 (b)	1,600	1,625
4.45%, 05/15/25 (b)	200	199
4.70%, 05/15/28 (b)	200	198
CRC Escrow Issuer LLC
5.25%, 10/15/25 (b)	4	4
Diamond Resorts International Inc.
7.75%, 09/01/23 (b) (i)	376	386
DriveTime Automotive Group Inc.
8.00%, 06/01/21 (b) (i)	750	771
General Motors Co.
3.14%, (3M US LIBOR + 0.80%), 08/07/20 (a)	990	993
GLP Capital LP
5.25%, 06/01/25	100	102
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (b)	195	194
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21 (b)	2,280	2,296
Marriott International Inc.
6.50%, 09/15/26 (b)	154	158
MGM Resorts International
8.63%, 02/01/19	2,500	2,540
5.25%, 03/31/20	3,080	3,146
Netflix Inc.
3.63%, 05/15/27, EUR	1,020	1,166
QVC Inc.
4.45%, 02/15/25	1,000	950
Sands China Ltd.
4.60%, 08/08/23 (b) (j)	400	400
5.13%, 08/08/25 (b) (j)	400	400
5.40%, 08/08/28 (b) (i) (j)	600	597
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	60	58
		16,944
Consumer Staples 0.2%
BAT Capital Corp.
2.76%, 08/15/22 (b)	1,490	1,435
Campbell Soup Co.
2.83%, (3M US LIBOR + 0.50%), 03/16/20 (a)	160	160
2.96%, (3M US LIBOR + 0.63%), 03/15/21 (a)	120	120
3.95%, 03/15/25	102	99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Constellation Brands Inc.
2.65%, 11/07/22	38	36
Danone SA
1.69%, 10/30/19 (b)	200	197
General Mills Inc.
2.88%, (3M US LIBOR + 0.54%), 04/16/21 (a)	176	176
3.20%, 04/16/21	31	31
		2,254
Energy 2.3%
Andeavor Logistics LP
3.50%, 12/01/22	10	10
4.25%, 12/01/27	16	16
Enable Midstream Partners LP
4.95%, 05/15/28	91	91
Enbridge Inc.
2.73%, (3M US LIBOR + 0.40%), 01/10/20 (a)	910	910
Energy Transfer Partners LP
4.20%, 09/15/23	104	105
4.95%, 06/15/28	152	155
6.00%, 06/15/48	24	25
EQT Corp.
3.11%, (3M US LIBOR + 0.77%), 10/01/20 (a)	62	62
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR (c)	100	116
3.38%, 11/30/18, CHF	5,750	5,882
MPLX LP
3.38%, 03/15/23	19	19
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21 (c)	47	46
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	16	15
ONEOK Inc.
4.55%, 07/15/28	108	108
5.20%, 07/15/48	90	91
ONGC Videsh Ltd.
3.25%, 07/15/19	3,800	3,791
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19	6,000	6,210
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	700	752
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (b)	40	41
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (b)	3,870	3,821
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	700	718
Sunoco LP
4.88%, 01/15/23 (b)	68	67
		23,051
Financials 14.7%
AerCap Ireland Capital Ltd.
5.00%, 10/01/21	2,810	2,888
Ally Financial Inc.
3.50%, 01/27/19	170	170
4.13%, 03/30/20	3,790	3,809
8.00%, 11/01/31	9	11
Altice Financing SA
5.25%, 02/15/23, EUR	400	482
6.63%, 02/15/23 (b)	1,900	1,917
Ambac LSNI LLC
7.40%, (3M US LIBOR + 5.00%), 02/12/23 (a) (b)	717	723
American International Group Inc.
5.75%, 04/01/48	162	157
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP	410	518
Assurant Inc.
4.20%, 09/27/23	72	72
Athene Holding Ltd.
4.13%, 01/12/28	54	51
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (b)	30	30
4.35%, 04/20/28 (b)	184	178
5.00%, 04/20/48 (b)	108	101
	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (k)	3,000	3,619
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (k)	200	241
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (k)	2,658	2,661
3.02%, (3M US LIBOR + 0.65%), 06/25/22 (a)	800	801
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (k)	700	837
7.63%, 11/21/22	200	217
Barclays Plc
7.00%, (callable at 100 beginning 09/15/19), GBP (k)	1,000	1,313
7.25%, (callable at 100 beginning 03/15/23), GBP (k) (l)	2,700	3,634
7.75%, (callable at 100 beginning 09/15/23) (k)	1,000	1,003
8.00%, (callable at 100 beginning 12/15/20), EUR (k)	3,902	4,990
8.25%, (callable at 100 beginning 12/15/18) (k) (l)	3,700	3,737
3.13%, 01/17/24, GBP	100	130
3.70%, (3M US LIBOR + 1.38%), 05/16/24 (a)	600	596
4.34%, 05/16/24 (a) (l)	400	395
4.97%, 05/16/29 (a) (l)	200	197
3.25%, 02/12/27 - 01/17/33, GBP	600	740
Bayer US Finance II LLC
3.00%, (3M US LIBOR + 0.63%), 06/25/21 (a) (b)	200	201
BNP Paribas SA
7.00%, (callable at 100 beginning 08/16/28) (b) (k)	200	201
4.40%, 08/14/28 (b)	400	393
Brookfield Finance Inc.
3.90%, 01/25/28	92	87
4.70%, 09/20/47	80	77
CIT Group Inc.
4.13%, 03/09/21	74	74
5.00%, 08/01/23	2,000	2,039
5.25%, 03/07/25	68	69
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (k) (l)	2,340	2,861
6.63%, (callable at 100 beginning 06/29/21), EUR (k)	8,400	10,820
Credit Agricole SA
3.75%, 04/24/23 (b)	250	246
Credit Suisse AG
6.50%, 08/08/23	200	213
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (c) (d) (k)	200	201
7.50%, (callable at 100 beginning 07/17/23) (b) (k)	400	410
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	482
DAE Funding LLC
4.50%, 08/01/22 (b)	950	929
5.00%, 08/01/24 (b)	2,298	2,265
Daimler Finance North America LLC
3.35%, 05/04/21 (b)	4,400	4,380
Deutsche Bank AG
3.31%, (3M US LIBOR + 0.97%), 07/13/20 (a)	18	18
4.25%, 10/14/21	1,000	996
3.30%, 11/16/22	800	759
3.95%, 02/27/23	100	97
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,050	3,095
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	80	79
Financial & Risk US Holdings Inc.
4.50%, 05/15/26, EUR (b)	300	347
6.25%, 05/15/26 (c) (d)	300	300
8.25%, 11/15/26 (c) (d)	100	99
Ford Motor Credit Co. LLC
8.13%, 01/15/20	3,500	3,695

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Freedom Mortgage Corp.
8.25%, 04/15/25 (b)	88	86
General Motors Financial Co. Inc.
3.55%, 04/09/21	78	78
GLP Capital LP
5.30%, 01/15/29	292	293
HSBC Holdings Plc
5.88%, (callable at 100 beginning 09/28/26), GBP (k)	400	523
6.25%, (callable at 100 beginning 03/23/23) (k) (l)	400	397
6.50%, (callable at 100 beginning 03/23/28) (k) (l)	610	588
2.92%, (3M US LIBOR + 0.60%), 05/18/21 (a)	600	601
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (a)	200	200
3.95%, 05/18/24	200	199
Hyundai Capital America Inc.
3.14%, (3M US LIBOR + 0.80%), 09/18/20 (a) (c) (d)	254	254
Industrial & Commercial Bank of China Ltd.
3.09%, (3M US LIBOR + 0.75%), 11/08/20 (a)	4,800	4,802
ING Bank NV
2.45%, 03/16/20 (b)	3,500	3,457
ING Groep NV
3.40%, (3M US LIBOR + 1.00%), 10/02/23 (a)	400	400
4.10%, 10/02/23	400	400
4.55%, 10/02/28	400	398
Intelsat Connect Finance SA
9.50%, 02/15/23 (b)	200	199
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (k)	3,685	4,385
Jefferies Finance LLC
7.38%, 04/01/20 (b)	2,415	2,454
JPMorgan Chase & Co.
2.95%, (3M US LIBOR + 0.61%), 06/18/22 (a)	2,300	2,303
Lincoln Finance Ltd.
6.88%, 04/15/21, EUR	3,700	4,446
Lloyds Bank Plc
2.83%, (3M US LIBOR + 0.49%), 05/07/21 (a) (l)	200	200
3.30%, 05/07/21 (l)	600	597
Lloyds Banking Group Plc
7.00%, (callable at 100 beginning 06/27/19), GBP (k) (l)	1,090	1,443
7.88%, (callable at 100 beginning 06/27/29), GBP (k) (l)	1,800	2,671
4.05%, 08/16/23	400	397
2.25%, 10/16/24, GBP (i)	705	882
4.45%, 05/08/25 (l)	200	200
4.38%, 03/22/28	200	195
4.55%, 08/16/28	400	394
Lloyds Banking Group PLC
4.00%, 03/07/25, AUD	500	358
Macquarie Bank Ltd.
2.69%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	4,100	4,103
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (b)	400	403
MetLife Inc.
5.88%, (callable at 100 beginning 03/15/28) (k)	18	18
Mitchells & Butlers Finance Plc
6.01%, 12/15/28, GBP (f)	58	86
Nationwide Building Society
10.25%, GBP (k)	175	340
3.77%, 03/08/24 (b)	400	390
4.30%, 03/08/29 (b)	400	382
Navient Corp.
4.88%, 06/17/19	2,000	2,014
8.00%, 03/25/20	3,545	3,746
6.50%, 06/15/22	78	81
Nordea Bank AB
2.50%, 09/17/20 (b)	3,300	3,241
Petrobras Global Finance BV
6.13%, 01/17/22 (i)	2,002	2,065
7.38%, 01/17/27	2,300	2,333
QNB Finance Ltd.
3.90%, (3M US LIBOR + 1.57%), 07/18/21 (a)	400	402
	Shares/Par[1]	Value ($)
Rio Oil Finance Trust
9.25%, 07/06/24 (f)	166	177
8.20%, 04/06/28 (b)	250	256
Royal Bank of Scotland Group Plc
5.50%, (callable at 100 beginning 12/31/18), EUR (k)	158	185
7.50%, (callable at 100 beginning 08/10/20) (k) (l)	3,700	3,788
8.00%, (callable at 100 beginning 08/10/25) (k) (l)	300	318
8.63%, (callable at 100 beginning 08/15/21) (k) (l)	400	427
3.50%, 05/15/23 (a)	200	194
3.88%, 09/12/23	200	194
5.08%, 01/27/30 (a)	1,400	1,405
Santander Holdings USA Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23 (i)	60	58
4.40%, 07/13/27	20	19
Santander UK Group Holdings Plc
6.75%, (callable at 100 beginning 06/24/24), GBP (k)	2,180	2,924
3.37%, 01/05/24	200	192
3.82%, 11/03/28	800	733
Santander UK Plc
2.94%, (3M US LIBOR + 0.62%), 06/01/21 (a)	200	201
3.40%, 06/01/21 (l)	400	398
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	500	582
SLM Corp.
5.50%, 01/15/19	1,668	1,678
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (b) (k)	200	187
7.38%, (callable at 100 beginning 10/04/23) (c) (d)	900	894
Springleaf Finance Corp.
5.25%, 12/15/19	4,696	4,761
6.00%, 06/01/20	300	309
8.25%, 12/15/20	530	575
6.13%, 05/15/22	133	137
5.63%, 03/15/23	2,775	2,764
6.88%, 03/15/25	25	25
Standard Chartered Plc
3.56%, (3M US LIBOR + 1.15%), 01/20/23 (a) (c) (d)	200	201
4.25%, 01/20/23 (c) (d)	380	381
Starwood Property Trust Inc.
5.00%, 12/15/21	100	101
VICI Properties 1 LLC
8.00%, 10/15/23	142	157
Wells Fargo Bank NA
2.85%, (3M US LIBOR + 0.50%), 07/23/21 (a)	400	401
WPC Eurobond BV
2.13%, 04/15/27, EUR	100	115
		149,796
Health Care 1.2%
AbbVie Inc.
3.38%, 11/14/21	458	458
3.75%, 11/14/23	272	271
4.25%, 11/14/28	466	461
Amsurg Corp.
5.63%, 07/15/22	230	236
Anthem Inc.
4.10%, 03/01/28	42	41
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	14	14
Charles River Laboratories International Inc.
5.50%, 04/01/26 (b)	38	39
Community Health Systems Inc.
5.13%, 08/01/21 (i)	512	498
6.25%, 03/31/23 (i)	1,252	1,193
8.63%, 01/15/24 (b)	556	577
CVS Health Corp.
3.70%, 03/09/23	258	257
4.30%, 03/25/28	420	416
Envision Healthcare Corp.
5.13%, 07/01/22 (b)	660	676

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (b)	2,075	2,112
4.13%, 10/15/20 (b)	2	2
Halfmoon Parent Inc.
3.22%, (3M US LIBOR + 0.89%), 07/15/23 (a) (c) (d)	800	800
3.75%, 07/15/23 (c) (d)	1,400	1,395
Mylan NV
3.75%, 12/15/20	1,980	1,981
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/22, EUR	400	484
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	20	20
2.20%, 07/21/21	456	428
Teva Pharmaceutical Finance V BV
1.50%, 10/25/18, CHF	60	61
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (b)	10	10
		12,430
Industrials 1.9%
A P Moller - Maersk A/S
2.88%, 09/28/20 (b)	2,280	2,241
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (b)	228	233
BOC Aviation Pte Ltd.
3.40%, (3M US LIBOR + 1.05%), 05/02/21 (a) (b)	250	251
3.50%, (3M US LIBOR + 1.13%), 09/26/23 (a) (c) (d)	200	200
Canadian Pacific Railway Co.
4.50%, 01/15/22 (j)	1,190	1,222
Delta Air Lines Inc.
2.88%, 03/13/20	1,980	1,963
DP World Ltd.
2.38%, 09/25/26, EUR (c) (d)	200	231
4.25%, 09/25/30, GBP (c) (d)	100	129
Equifax Inc.
3.18%, (3M US LIBOR + 0.87%), 08/15/21 (a)	126	127
3.60%, 08/15/21	44	44
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (b)	744	763
6.50%, 10/01/25 (b)	430	427
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (k)	1,085	1,058
Harris Corp.
2.79%, (3M US LIBOR + 0.48%), 02/27/19 (a)	400	400
IHS Markit Ltd.
4.00%, 03/01/26 (b)	7	7
Masco Corp.
5.95%, 03/15/22	690	737
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (b)	10	10
5.25%, 08/15/22 (b)	2,850	2,889
4.50%, 03/15/23 (b)	4,800	4,710
PT Pelabuhan Indonesia III
4.50%, 05/02/23 (b)	200	199
Textron Inc.
2.89%, (3M US LIBOR + 0.55%), 11/10/20 (a)	250	250
Triumph Group Inc.
4.88%, 04/01/21 (c) (i)	194	188
5.25%, 06/01/22 (c)	36	34
United Technologies Corp.
2.97%, (3M US LIBOR + 0.65%), 08/16/21 (a)	110	111
3.35%, 08/16/21	23	23
3.65%, 08/16/23	507	505
3.95%, 08/16/25	80	80
4.13%, 11/16/28	268	266
4.45%, 11/16/38	44	44
4.63%, 11/16/48	80	80
		19,422
Information Technology 1.9%
BMC Software Finance Inc.
8.13%, 07/15/21 (b) (i)	3,801	3,881
	Shares/Par[1]	Value ($)
Broadcom Corp.
2.20%, 01/15/21	1,900	1,842
3.63%, 01/15/24	20	19
3.88%, 01/15/27	4,430	4,179
EMC Corp.
2.65%, 06/01/20	4,905	4,812
Flex Ltd.
4.63%, 02/15/20	1,090	1,104
NetApp Inc.
3.38%, 06/15/21	1,090	1,086
3.30%, 09/29/24	36	34
Radiate Holdco LLC
6.88%, 02/15/23 (b)	70	67
Tech Data Corp.
4.95%, 02/15/27 (i) (j)	920	889
ViaSat Inc.
5.63%, 09/15/25 (b)	1,120	1,062
Western Digital Corp.
4.75%, 02/15/26	294	284
		19,259
Materials 0.1%
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (b)	34	33
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	140
Starfruit Finco BV
6.50%, 10/01/26, EUR (c) (d)	100	117
Syngenta Finance NV
5.18%, 04/24/28 (b)	200	191
Yara International ASA
4.75%, 06/01/28 (c) (d)	165	165
		646
Real Estate 1.6%
American Tower Corp.
3.00%, 06/15/23	120	116
Boston Properties LP
3.20%, 01/15/25	62	59
CBL & Associates LP
5.95%, 12/15/26	10	8
EPR Properties
4.95%, 04/15/28	90	88
Equinix Inc.
2.88%, 03/15/24 - 02/01/26, EUR	2,800	3,223
ERP Operating LP
3.50%, 03/01/28	46	44
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (b)	200	201
Highwoods Realty LP
4.13%, 03/15/28	60	58
Howard Hughes Corp.
5.38%, 03/15/25 (b)	3,000	2,971
Hunt Cos. Inc.
6.25%, 02/15/26 (b)	28	26
Kennedy Wilson Europe Real Estate Plc
3.95%, 06/30/22, GBP	2,795	3,752
3.25%, 11/12/25, EUR	3,000	3,519
Kennedy-Wilson Inc.
5.88%, 04/01/24	84	83
Life Storage LP
3.88%, 12/15/27	26	24
Physicians Realty LP
3.95%, 01/15/28	56	52
Plum Creek Timberlands LP
4.70%, 03/15/21	1,690	1,732
SL Green Operating Partnership LP
3.25%, 10/15/22	14	14
Starwood Property Trust Inc.
4.75%, 03/15/25	71	68
STORE Capital Corp.
4.50%, 03/15/28	48	47
UDR Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Vornado Realty LP
3.50%, 01/15/25	34	32
Welltower Inc.
3.95%, 09/01/23	66	66
4.25%, 04/15/28	93	92
WeWork Cos. Inc.
7.88%, 05/01/25 (b)	108	105
		16,411
Telecommunication Services 0.0%
Intelsat Luxembourg SA
7.75%, 06/01/21 (i)	540	524
Utilities 0.0%
Duke Energy Corp.
2.82%, (3M US LIBOR + 0.50%), 05/14/21 (a) (c) (d)	228	229
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (b)	10	10
Southern Co.
2.75%, 06/15/20	30	30
		269
Total Corporate Bonds And Notes (cost $302,281)		296,359
SENIOR LOAN INTERESTS 3.7%
Consumer Discretionary 1.5%
ARAMARK Services Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (a)	93	94
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (a)	298	299
CSC Holdings LLC
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (a)	100	100
Diamond Resorts International Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/02/23 (a) (m)	315	306
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (g) (h)	3,563	2,670
Term Loan, 0.00%, 07/30/19 (g) (h)	520	388
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (a)	100	101
Neiman Marcus Group Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/25/20 (a) (m)	322	299
Numericable Group SA
Term Loan B-12, 3.00%, (3M EURIBOR + 3.00%), 01/31/26, EUR (a)	2,764	3,165
PetSmart Inc.
Term Loan B-2, 5.12%, (3M LIBOR + 3.00%), 03/11/22 (a)	419	365
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (a)	7,725	7,499
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/29/25 (a)	100	100
		15,386
Consumer Staples 0.0%
Energizer Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 05/18/19 (a) (c) (e) (m)	200	199
Energy 0.2%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (a)	50	51
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	2,123	2,229
		2,280
Financials 0.4%
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (a)	400	396
	Shares/Par[1]	Value ($)
Dubai World Corp.
Term Loan B-1, 0.00%, (3M LIBOR + 2.00%), 09/30/22 (a) (c) (m)	100	93
Term Loan B-1, 2.00%, (3M LIBOR + 2.00%), 09/30/22 (a) (c)	1,497	1,395
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 6.25%), 02/06/19 (a) (c) (e) (m)	550	551
Term Loan B, 0.00%, (3M EURIBOR + 4.00%), 09/18/25, EUR (a) (m)	1,000	1,167
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.24%, (3M LIBOR + 5.00%), 04/04/25 (a)	260	263
Unitymedia Finance LLC
Term Loan, 4.41%, (3M LIBOR + 2.50%), 01/20/26 (a)	100	100
Unitymedia Hessen GmbH & Co. KG
Term Loan C, 2.75%, (3M EURIBOR + 2.75%), 01/15/27, EUR (a)	200	233
		4,198
Health Care 0.6%
Community Health Systems Inc.
Term Loan H, 0.00%, (3M LIBOR + 3.25%), 01/27/21 (a) (m)	570	562
Term Loan H, 5.56%, (3M LIBOR + 3.25%), 01/27/21 (a)	2,398	2,366
Concordia International Corp.
Term Loan, 0.00%, (3M LIBOR + 5.50%), 09/06/24 (a) (c) (m)	300	293
Enterprise Merger Sub Inc.
Term Loan, 0.00%, 09/19/19 (a) (c) (e) (m)	410	407
Envision Healthcare Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (a) (c) (m)	750	745
Global Medical Response Inc.
Term Loan B-2, 6.42%, (3M LIBOR + 4.25%), 09/26/24 (a)	99	99
Kinetic Concepts Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (a)	1,975	1,986
		6,458
Industrials 0.3%
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (a)	199	199
Beacon Roofing Supply Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 01/02/25 (a)	30	30
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (a)	200	202
Sequa Corp.
Term Loan B, 7.19%, (3M LIBOR + 5.00%), 11/28/21 (a)	1,985	1,950
Term Loan, 11.20%, (3M LIBOR + 9.00%), 04/28/22 (a)	141	139
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (a)	35	35
		2,555
Information Technology 0.6%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (a)	4,315	4,328
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (a) (m)	900	897
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (a)	193	193
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (a)	532	533
		5,951

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Materials 0.1%
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.08%, (1M LIBOR + 1.75%), 06/01/24 (a)	30	30
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (a) (m)	400	402
Term Loan B, 0.00%, (3M EURIBOR + 3.75%), 09/20/25, EUR (a) (c) (m)	300	351
		783
Sovereign 0.0%
Tanzania Republic
Term Loan, 7.82%, (3M LIBOR + 5.20%), 12/10/19 (a) (e)	200	199
Total Senior Loan Interests (cost $38,152)		38,009
GOVERNMENT AND AGENCY OBLIGATIONS 27.7%
Mortgage-Backed Securities 11.4%
Federal National Mortgage Association
TBA, 4.00%, 11/15/47 (n)	51,300	51,734
3.00%, 11/01/47 - 01/01/48	1,492	1,428
3.50%, 03/01/48 - 07/01/48	38,724	38,136
TBA, 3.50%, 11/15/47 - 10/15/48 (n)	25,200	24,796
		116,094
Municipal 0.0%
Commonwealth of Puerto Rico
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	239
Sovereign 3.5%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (b)	600	578
3.13%, 10/11/27 (b)	600	567
4.13%, 10/11/47 (b)	500	478
Argentina Bonar Bond
35.56%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (a)	400	10
35.76%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	3,500	87
27.95%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	67,323	1,704
Argentina Government International Bond
4.63%, 01/11/23	1,068	905
7.82%, 12/31/33, EUR	3,103	3,433
2.26%, 12/31/38, EUR (f)	791	547
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	56,159	1,636
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	348
5.63%, 01/26/22 (i)	5,010	4,522
22.84%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	154	6
3.38%, 01/15/23, EUR	200	198
5.00%, 01/15/27, EUR	1,400	1,300
5.25%, 01/15/28, EUR	1,700	1,569
7.82%, 12/31/33, EUR	34	38
2.50%, 12/31/38 (f)	1,012	601
6.25%, 11/09/47, EUR	100	88
Bolivarian Republic of Venezuela
0.00%, 05/07/28 (g) (h)	363	97
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	350	414
Peru Government International Bond
8.20%, 08/12/26, PEN (b)	300	107
6.15%, 08/12/32, PEN (b)	6,200	1,912
Petroleos de Venezuela SA
0.00%, 05/16/24 - 04/12/37 (g) (h)	710	156
Qatar Government International Bond
3.88%, 04/23/23 (b)	800	806
4.50%, 04/23/28 (b)	400	412
5.10%, 04/23/48 (b)	400	415
Saudi Arabia Government International Bond
2.88%, 03/04/23 (b)	400	386
4.00%, 04/17/25 (b)	4,300	4,304
4.50%, 04/17/30 (b)	1,500	1,505
4.63%, 10/04/47 (b)	600	578
	Shares/Par[1]	Value ($)
5.00%, 04/17/49 (b)	1,100	1,116
Serbia International Bond
4.88%, 02/25/20	3,400	3,443
Turkey Government International Bond
5.63%, 03/30/21 (i)	300	294
Venezuela Government International Bond
0.00%, 12/09/20 - 03/31/38 (g) (h)	4,707	1,247
		35,807
U.S. Treasury Securities 12.8%
U.S. Treasury Bond
3.13%, 05/15/48	30	30
U.S. Treasury Note
2.75%, 02/15/24 (o)	700	693
2.50%, 05/15/24	25,500	24,874
2.00%, 05/31/24 (o)	8,800	8,356
1.88%, 08/31/24	5,600	5,266
2.13%, 09/30/24	8,500	8,100
2.25%, 10/31/24 - 11/15/24	53,400	51,206
2.50%, 01/31/25 (o)	2,000	1,943
2.88%, 05/31/25	29,600	29,360
		129,828
Total Government And Agency Obligations (cost $288,638)		281,968
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (e) (g) (p)	22	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 17.3%
Treasury Securities 5.1%
Argentina Treasury Bill
3.01%, 10/26/18 (q)	42	42
52.97%, 12/11/18, ARS (q)	2,040	55
95.37%, 12/28/18, ARS (q)	66,592	1,634
46.06%, 01/31/19, ARS (q)	12,321	301
46.52%, 02/28/19, ARS (q)	8,189	200
Banco Central de la Republica Argentina
39.62%, 11/21/18, ARS (q)	2,175	50
Hellenic Republic Treasury Bill
1.08%, 10/05/18, EUR (q)	1,135	1,318
0.70%, 11/02/18, EUR (q)	260	302
1.25%, 03/15/19, EUR (q)	1,276	1,473
Japan Treasury Bill
-0.17%, 11/05/18, JPY (q)	5,300,000	46,654
Letras del Banco Central de la Republica Argentina
33.18%, 10/17/18, ARS (q)	4,799	114
		52,143
U.S. Government Agency Obligations 12.2%
Federal Home Loan Bank
1.95%, 10/02/18 (q) (r)	5,800	5,799
1.93%, 10/03/18 (q) (r)	14,000	13,998
2.03%, 10/17/18 (q) (r)	9,400	9,391
1.99%, 10/19/18 (q) (r)	5,500	5,494
2.00%, 10/23/18 (q) (r)	6,700	6,691
1.99%, 10/24/18 (q) (r)	3,300	3,296
2.04%, 11/07/18 (q) (r)	4,100	4,091
2.15%, 11/16/18 (q) (r)	62,800	62,624
2.07%, 11/21/18 (q) (r)	4,300	4,288
2.14%, 12/14/18 (q) (r)	9,000	8,960
		124,632
Total Short Term Investments (cost $178,262)		176,775
Total Investments 106.6% (cost $1,102,939)		1,086,344
Other Derivative Instruments (0.0)%		(338)
Other Assets and Liabilities, Net (6.6)%		(67,006)
Total Net Assets 100.0%		1,019,000

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $233,299 and 22.9%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(i) All or portion of the security was on loan.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Convertible security.

(m) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $76,946.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) The coupon rate represents the yield to maturity.

(r) The security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-B-1, 3.70%, 01/15/26	12/08/17	24	23	—
BOC Aviation Pte Ltd., 3.50%, 09/26/23	09/20/18	200	200	—
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	200	201	—
DP World Ltd., 2.38%, 09/25/26	09/19/18	231	231	—
DP World Ltd., 4.25%, 09/25/30	09/19/18	130	129	—
Duke Energy Corp., 2.82%, 05/14/21	05/14/18	228	229	—
Financial & Risk US Holdings Inc., 6.25%, 05/15/26	09/19/18	300	300	—
Financial & Risk US Holdings Inc., 8.25%, 11/15/26	09/19/18	100	99	—
Halfmoon Parent Inc., 3.22%, 07/15/23	09/07/18	800	800	0.1
Halfmoon Parent Inc., 3.75%, 07/15/23	09/07/18	1,399	1,395	0.2
Hyundai Capital America Inc., 3.14%, 09/18/20	09/17/18	254	254	—
Intelsat Jackson Holdings SA, 8.50%, 10/15/24	09/06/18	555	561	0.1
Palmer Square Loan Funding Ltd., Series 2018-A1-4A, 0.00%, 11/15/26	09/25/18	250	250	—
Societe Generale SA, 7.38%, callable at 100 beginning 10/04/23	09/28/18	900	894	0.1
Standard Chartered Plc, 3.56%, 01/20/23	09/28/18	200	201	—
Standard Chartered Plc, 4.25%, 01/20/23	09/28/18	380	381	0.1
Starfruit Finco BV, 6.50%, 10/01/26	09/21/18	118	117	—
Yara International ASA, 4.75%, 06/01/28	05/25/18	165	165	—
		6,434	6,430	0.6

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Australia Commonwealth Treasury Bond, 10-Year	424	December 2018	AUD	55,056	62	(306)
U.S. Treasury Note, 10-Year	2,373	December 2018		284,764	38	(2,895)
					100	(3,201)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	12/20/24		1,600	(1)	5
3M LIBOR (Q)	Receiving	2.50	12/20/24		11,000	(6)	85
3M LIBOR (Q)	Receiving	2.25	06/20/28		2,000	—	15
3M LIBOR (Q)	Receiving	2.25	06/20/28		11,100	(4)	28
3M LIBOR (Q)	Receiving	2.75	12/20/47		13,000	8	1,470
3M LIBOR (Q)	Receiving	2.50	06/20/48		22,600	13	299
3M LIBOR (S)	Paying	2.00	06/20/23		88,100	44	(175)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	01/18/28	JPY	220,000	2	(6)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/08/28	JPY	2,970,000	22	(35)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	02/13/28	JPY	400,000	3	(13)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/16/28	JPY	360,000	3	(5)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	1,890,000	14	(23)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	14,000,000	119	147
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	4,300	(16)	(31)
6M GBP LIBOR (S)	Receiving	1.75	03/20/49	GBP	2,200	(11)	20
Mexican Interbank Rate (M)	Receiving	7.98	12/10/27	MXN	900	—	—
Mexican Interbank Rate (M)	Receiving	7.99	12/21/27	MXN	100	—	—
Mexican Interbank Rate (M)	Receiving	8.01	12/21/27	MXN	3,800	—	4
Mexican Interbank Rate (M)	Receiving	7.91	12/30/27	MXN	200	—	—
Mexican Interbank Rate (M)	Receiving	8.03	01/31/28	MXN	400	—	—
Mexican Interbank Rate (M)	Receiving	8.05	01/31/28	MXN	600	—	—
Mexican Interbank Rate (M)	Receiving	7.38	08/14/37	MXN	600	—	1
Mexican Interbank Rate (M)	Receiving	7.36	08/21/37	MXN	100	—	—
Mexican Interbank Rate (M)	Paying	7.88	12/16/22	MXN	600	—	—
Mexican Interbank Rate (M)	Paying	7.87	12/27/22	MXN	1,700	—	—
Mexican Interbank Rate (M)	Paying	7.88	12/27/22	MXN	6,700	—	(3)
Mexican Interbank Rate (M)	Paying	7.75	01/05/23	MXN	300	—	—
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	1,300	—	—
Mexican Interbank Rate (M)	Paying	7.81	02/06/23	MXN	600	—	—
Mexican Interbank Rate (M)	Paying	7.82	02/06/23	MXN	700	—	—
Mexican Interbank Rate (M)	Paying	7.55	04/18/23	MXN	77,200	(1)	(50)
Mexican Interbank Rate (M)	Paying	7.70	05/02/23	MXN	9,000	—	(1)
Mexican Interbank Rate (M)	Paying	7.67	03/05/25	MXN	279,500	(5)	(179)
Mexican Interbank Rate (M)	Paying	7.71	03/07/25	MXN	50,500	(1)	(33)
Mexican Interbank Rate (M)	Paying	7.72	03/07/25	MXN	50,200	(1)	(32)
Mexican Interbank Rate (M)	Paying	7.60	04/14/25	MXN	85,000	(2)	(84)
Mexican Interbank Rate (M)	Paying	7.61	04/15/25	MXN	20,600	—	(20)
Mexican Interbank Rate (M)	Paying	7.15	06/11/27	MXN	6,200	—	(14)
Mexican Interbank Rate (M)	Paying	7.37	10/11/27	MXN	9,700	(1)	(25)
						179	1,345

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	1,250	(98)	(1)	(8)
				(98)	(1)	(8)
Credit default swap agreements - sell protection[4]
CDX.EM.28 (Q)	1.00	12/20/22	(20,283)	(458)	(26)	379
CDX.EM.29 (Q)	1.00	06/20/23	(27,300)	(928)	(42)	(375)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(2,900)	58	—	15
CDX.NA.IG.31 (Q)	1.00	12/20/23	(4,800)	93	—	7
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	12/20/18	(2,700)	4	—	(6)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	06/20/19	(1,200)	5	—	9
				(1,226)	(68)	29

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.HY.30, 06/20/23	CGM	Put	101.00	10/17/18	2,200,000	—
CDX.NA.HY.30, 06/20/23	CGM	Put	103.50	11/21/18	500,000	—
CDX.NA.HY.30, 06/20/23	CGM	Put	103.00	12/19/18	3,700,000	(6)
CDX.NA.HY.30, 06/20/23	CGM	Put	102.00	12/19/18	1,200,000	(2)
CDX.NA.IG.30, 06/20/23	GSC	Put	0.85	11/21/18	2,400,000	(1)
CDX.NA.IG.31, 12/20/23	CGM	Put	0.80	12/19/18	29,600,000	(21)
						(30)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	DUB	10/04/18	ARS	9,737	235	(30)
ARS/USD	DUB	10/05/18	ARS	6,870	166	(13)
ARS/USD	DUB	10/09/18	ARS	103,545	2,484	(75)
ARS/USD	DUB	10/10/18	ARS	3,516	84	(5)
ARS/USD	CIT	10/11/18	ARS	613	15	(2)
ARS/USD	DUB	10/16/18	ARS	5,737	137	(9)
ARS/USD	GSC	10/16/18	ARS	1,675	40	(3)
ARS/USD	CIT	10/17/18	ARS	3,990	95	(38)
ARS/USD	DUB	11/15/18	ARS	1,973	45	(3)
ARS/USD	DUB	12/20/18	ARS	6,570	144	(10)
CAD/USD	CIT	11/15/18	CAD	3,800	2,945	1
CAD/USD	GSC	11/15/18	CAD	7,550	5,851	63
EUR/USD	CIT	11/15/18	EUR	5,499	6,407	(28)
EUR/USD	CIT	11/15/18	EUR	5,076	5,915	134
MXN/USD	CIT	10/26/18	MXN	376,115	20,013	145
MXN/USD	CIT	11/14/18	MXN	2,039	108	1
MXN/USD	GSC	11/14/18	MXN	3,055	162	2
RUB/USD	CIT	10/15/18	RUB	450,222	6,863	(188)
RUB/USD	GSC	10/15/18	RUB	409,790	6,247	276
RUB/USD	GSC	11/15/18	RUB	182,873	2,779	(60)
SEK/USD	CIT	11/15/18	SEK	36,995	4,178	71
TRY/USD	CIT	10/19/18	TRY	42,261	6,924	291
TRY/USD	CIT	11/15/18	TRY	52,335	8,420	(1,246)
TRY/USD	CIT	11/29/18	TRY	2,650	422	17
TRY/USD	GSC	11/29/18	TRY	295	47	2
USD/AUD	GSC	10/02/18	AUD	(7,165)	(5,179)	5
USD/AUD	CIT	11/02/18	AUD	(7,165)	(5,181)	(8)
USD/AUD	CIT	11/15/18	AUD	(9,104)	(6,583)	(32)
USD/AUD	CIT	11/15/18	AUD	(24,927)	(18,024)	75
USD/AUD	GSC	11/15/18	AUD	(582)	(421)	2
USD/CAD	CIT	11/15/18	CAD	(155)	(120)	(1)
USD/CAD	GSC	11/15/18	CAD	(11,194)	(8,675)	(108)
USD/CHF	CIT	11/15/18	CHF	(5,940)	(6,077)	(34)
USD/EUR	CIT	11/15/18	EUR	(65,887)	(76,771)	(637)
USD/EUR	CIT	11/15/18	EUR	(1,013)	(1,181)	13
USD/EUR	GSC	11/15/18	EUR	(1,998)	(2,328)	(29)
USD/EUR	GSC	11/15/18	EUR	(90)	(105)	2
USD/GBP	CIT	11/15/18	GBP	(18,859)	(24,630)	(461)
USD/GBP	CIT	11/15/18	GBP	(367)	(479)	1
USD/GBP	GSC	11/15/18	GBP	(377)	(492)	4
USD/JPY	CIT	11/05/18	JPY	(5,300,000)	(46,765)	1,188
USD/JPY	CIT	11/15/18	JPY	(1,100,200)	(9,715)	312
USD/MXN	CIT	11/14/18	MXN	(12,059)	(640)	(26)
USD/NZD	CIT	11/15/18	NZD	(8,840)	(5,861)	(38)
USD/NZD	GSC	11/15/18	NZD	(5,384)	(3,570)	(11)
USD/PEN	GSC	12/03/18	PEN	(2,001)	(604)	(4)
USD/SEK	GSC	11/15/18	SEK	(37,065)	(4,186)	(92)
					(146,861)	(586)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	158	(328)	486
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	(9)	(74)	65
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	(16)	(78)	62
CMBX.NA.AAA.6 (M)	JPM	N/A	0.50	05/11/63	(11,896)	121	67	54
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	189	48	141
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	2.27	1.00	12/20/22	(4,800)	(230)	(158)	(72)
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	2.45	1.00	06/20/23	(1,100)	(67)	(67)	—
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	GSC	2.45	1.00	06/20/23	(1,000)	(60)	(53)	(7)
Republic of Argentina, 7.50%, 04/22/26 (Q)	CGM	5.72	5.00	06/20/23	(45)	(1)	2	(3)
Republic of South Africa, 5.50%, 03/09/20 (Q)	CGM	1.89	1.00	06/20/23	(1,500)	(56)	(76)	20
Republic of South Africa, 5.50%, 03/09/20 (Q)	GSC	2.02	1.00	12/20/23	(600)	(28)	(31)	3
Russian Federation, 7.50%, 03/31/30 (Q)	CGM	1.23	1.00	12/20/22	(6,900)	(61)	(20)	(41)
Russian Federation, 7.50%, 03/31/30 (Q)	DUB	1.34	1.00	06/20/23	(300)	(5)	(9)	4
Russian Federation, 7.50%, 03/31/30 (Q)	GSC	1.34	1.00	06/20/23	(9,100)	(132)	(261)	129
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	1.13	1.00	12/20/23	(1,700)	(10)	(16)	6
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	1.01	1.00	06/20/23	(2,700)	—	(27)	27
United Mexican States, 4.15%, 03/28/27 (Q)	DUB	0.87	1.00	12/20/22	(1,000)	5	1	4
United Mexican States, 4.15%, 03/28/27 (Q)	GSC	1.01	1.00	06/20/23	(7,200)	(2)	(55)	53
					(132,566)	(204)	(1,135)	931

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	CIT	3M LIBOR +0.00	06/20/19	20,200	—	—
iShares iBoxx USD High Yield Corporate Bond ETF (E)	CSI	3M LIBOR +0.00	03/20/19	9,500	—	3
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00	06/20/19	35,200	—	249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00	06/20/19	2,400	—	19
					—	271

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.5%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	500	577
Alternative Loan Trust
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,665	2,678
Atrium XII LLC
Series AR-12A, 3.18%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	1,900	1,893
Babson Euro CLO BV
Series 2015-A1R-1A, 0.50%, (3M EURIBOR + 0.82%), 10/25/29, EUR (a) (b)	600	693
Banc of America Funding Trust
Series 2015-10A2-R2, 3.84%, 06/27/27 (a) (c) (d)	1,090	1,041
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 4.40%, 06/25/35 (a)	64	63
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	786	800
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (a) (b)	749	715
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 4.05%, 05/25/33 (a)	18	19
Series 2003-2A1-9, REMIC, 3.89%, 02/25/34 (a)	128	130
Series 2004-22A1-9, REMIC, 4.59%, 11/25/34 (a)	100	101
Series 2004-22A1-10, REMIC, 4.01%, 01/25/35 (a)	81	81
Series 2005-2A1-1, REMIC, 3.77%, 03/25/35 (a)	172	171
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.85%, 01/25/36 (a)	316	313
Series 2006-21A1-4, REMIC, 3.91%, 08/25/36 (a)	161	149
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 3.22%, (1M US LIBOR + 1.00%), 08/25/37 (a)	395	397
Series 2005-M2-HE12, REMIC, 2.72%, (1M US LIBOR + 0.50%), 12/25/35 (a)	363	364
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.53%, 12/26/46 (a)	436	394
Benefit Street Partners CLO VII Ltd.
Series 2015-A1AR-VIIA, 3.11%, (3M US LIBOR + 0.78%), 07/18/27 (a) (b)	1,100	1,096
Black Diamond CLO DAC
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (a) (b)	1,630	1,877
Series 2015-A2R-1A, 3.39%, (3M US LIBOR + 1.05%), 10/03/29 (a) (b)	1,060	1,053
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (a) (b)	250	289
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.19%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	4,270	4,257
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.11%, 02/25/37 (a)	26	26
CIFC Funding Ltd.
Series 2015-AR-2A, 3.12%, (3M US LIBOR + 0.78%), 04/15/27 (a) (b)	4,550	4,532
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.57%, (1M US LIBOR + 1.35%), 08/25/24 (a) (b)	3,619	3,651
Series 2007-2A3-1, REMIC, 3.67%, (1M US LIBOR + 1.45%), 09/25/24 (a) (b)	164	166
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 3.41%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 08/25/35 (a)	21	22
Series 2005-A2-6, REMIC, 4.24%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 08/25/35 (a)	28	29
Series 2005-2A2B-3, REMIC, 4.37%, 08/25/35 (a)	137	104
	Shares/Par[1]	Value ($)
Series 2007-A3A-AMC2, REMIC, 2.30%, (1M US LIBOR + 0.08%), 01/25/37 (a)	71	50
Series 2007-A3A-AHL3, REMIC, 2.28%, (1M US LIBOR + 0.06%), 05/25/37 (a)	151	110
Series 2007-22AA-10, REMIC, 4.19%, 09/25/37 (a)	740	691
Series 2005-M3-HE4, REMIC, 2.68%, (1M US LIBOR + 0.46%), 10/25/35 (a)	3,422	3,137
Series 2006-A1-AMC1, REMIC, 2.36%, (1M US LIBOR + 0.15%), 09/25/36 (a) (b)	1,886	1,824
Series 2015-1A1-2, REMIC, 2.26%, (1M US LIBOR + 0.20%), 06/25/47 (a) (b)	2,991	2,949
College Loan Corp. Trust
Series 2007-A1-2, 2.59%, (3M US LIBOR + 0.25%), 01/25/24 (a)	800	791
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (b)	752	735
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.91%, 08/25/34 (a)	108	101
Series 2004-5A-HYB7, REMIC, 3.82%, 11/20/34 (a)	56	58
Series 2004-2A1-HYB5, REMIC, 4.34%, 04/20/35 (a)	60	60
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.94%, 04/25/34 (a)	64	65
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	757	337
Credit Suisse Mortgage Trust
Series 2015-2A2-12R, REMIC, 2.56%, 11/30/37 (a) (b)	2,300	2,052
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 2.34%, (1M US LIBOR + 0.12%), 07/25/37 (a) (b)	123	82
Series 2005-M4-CB3, REMIC, 3.27%, (1M US LIBOR + 1.05%), 05/25/35 (a)	205	205
CSMC Series
Series 2015-5A2-3R, REMIC, 2.21%, 09/29/36 (a) (b)	2,730	2,558
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 3.49%, (3M US LIBOR + 1.15%), 01/16/26 (a) (b)	682	682
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 2.75%, (1M US LIBOR + 0.53%), 02/25/36 (a)	4,100	4,107
CWALT Inc. Alternative Loan Trust
Series 2006-A1-HY11, REMIC, 2.34%, (1M US LIBOR + 0.12%), 06/25/36 (a)	680	632
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.75%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a)	1,417	1,832
Series 2007-A3C-3A, 1.75%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a) (b)	488	630
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.53%, (1M US LIBOR + 0.31%), 07/25/36 (a)	2,930	2,829
First NLC Trust
Series 2007-A1-1, REMIC, 2.29%, (1M US LIBOR + 0.07%), 08/25/37 (a) (b)	280	176
Flagship VII Ltd.
Series 2013-A1R-7A, 3.47%, (3M US LIBOR + 1.12%), 01/20/26 (a) (b)	2,701	2,701
Grifonas Finance Plc
Series 1-A, 0.01%, (6M EURIBOR + 0.28%), 08/28/39, EUR (a)	814	860
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,386
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.65%, 01/25/35 (a)	77	79
Halcyon Loan Advisors Funding Ltd.
Series 2015-AR-1A, 3.27%, (3M US LIBOR + 0.92%), 04/20/27 (a) (b)	1,800	1,799
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.12%, 04/19/34 (a)	154	158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.55%, (1M US LIBOR + 0.33%), 10/25/35 (a)	267	263
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 4.30%, 11/25/35 (a)	149	146
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.88%, 03/25/35 (a)	235	236
Series 2005-A1-16IP, REMIC, 2.86%, (1M US LIBOR + 0.64%), 07/25/45 (a)	146	143
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.03%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	3,194	3,184
Jamestown CLO V Ltd.
Series 2014-AR-5A, 3.56%, (3M US LIBOR + 1.22%), 01/17/27 (a) (b)	5,285	5,286
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.41%, 07/25/35 (a)	86	89
Series 2005-7A1-A6, REMIC, 4.38%, 08/25/35 (a)	188	194
Series 2005-2A1-A6, REMIC, 4.61%, 08/25/35 (a)	137	140
Series 2005-4A1-A6, REMIC, 4.52%, 09/25/35 (a)	31	31
Series 2008-1A1-R2, REMIC, 3.49%, 07/27/37 (a) (b)	437	432
Jubilee CLO BV
Series 2015-AR-15A, 0.52%, (3M EURIBOR + 0.84%), 07/12/28, EUR (a) (b)	1,000	1,157
Jubilee CLO XVI BV
Series 2015-A1R-16A, 0.48%, (3M EURIBOR + 0.80%), 12/15/29, EUR (a) (b)	1,840	2,123
KVK CLO Ltd.
Series 2013-AR-1A, 3.24%, (3M US LIBOR + 0.90%), 01/15/28 (a) (b)	560	559
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.47%, (1M US LIBOR + 0.25%), 08/25/37 (a)	1,420	1,386
Long Beach Mortgage Loan Trust
Series 2006-1A1-WL1, REMIC, 2.68%, (1M US LIBOR + 0.46%), 01/25/36 (a)	80	80
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.18%, 11/21/27 (b)	1,450	1,446
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.66%, 12/25/33 (a)	229	228
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.72%, (1M US LIBOR + 0.75%), 10/25/35 (a)	79	76
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 4.10%, 02/25/33 (a)	113	113
Series 2004-2A2-A1, REMIC, 3.91%, 02/25/34 (a)	171	172
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 2.28%, (1M US LIBOR + 0.06%), 05/25/37 (a)	66	60
Series 2004-M3-NC7, REMIC, 3.19%, (1M US LIBOR + 0.98%), 07/25/34 (a)	523	516
Series 2005-M2-HE2, REMIC, 2.88%, (1M US LIBOR + 0.66%), 01/25/35 (a)	1,338	1,314
MortgageIT Trust
Series 2004-M2-2, REMIC, 3.22%, (1M US LIBOR + 1.01%), 12/25/34 (a)	488	483
Navient Student Loan Trust
Series 2016-A-7A, 3.37%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	2,168	2,203
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.57%, (1M US LIBOR + 0.45%), 10/07/20 (a)	807	808
Series 2010-2A-R3, REMIC, 2.68%, (1M US LIBOR + 0.56%), 12/08/20 (a)	1,986	1,990
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 2.73%, (1M US LIBOR + 0.77%), 05/25/35 (a)	2,735	2,595
	Shares/Par[1]	Value ($)
OAKC Mortgage Trust
Series 2013-A1R-9A, 3.36%, (3M US LIBOR + 1.01%), 10/20/25 (a) (b)	3,035	3,035
OCP CLO Ltd.
Series 2015-A1R-8A, 3.19%, (3M US LIBOR + 0.85%), 04/17/27 (a) (b)	1,300	1,296
Series 2015-A1R-9A, 3.14%, (3M US LIBOR + 0.80%), 07/15/27 (a) (b)	2,600	2,591
Series 2015-A1R-10A, 3.15%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	2,050	2,043
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 3.56%, (3M US LIBOR + 1.22%), 10/17/27 (a) (b)	3,800	3,801
Penta CLO II BV
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (a) (b)	1,000	1,157
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.33%, 08/25/33 (a)	93	97
RASC Trust
Series 2005-M2-KS11, REMIC, 2.64%, (1M US LIBOR + 0.42%), 12/25/35 (a)	500	502
Series 2006-M1-KS3, REMIC, 2.55%, (1M US LIBOR + 0.33%), 04/25/36 (a)	1,000	985
Residential Asset Mortgage Products Inc.
Series 2004-MII1-RS2, REMIC, 3.09%, (1M US LIBOR + 0.87%), 02/25/34 (a)	757	764
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	23	23
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	245	173
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 03/15/19 (b)	1,088	1,081
Series 2011-A3-B, 4.41%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	1,150	1,178
SLM Student Loan Trust
Series 2008-A-9, 3.84%, (3M US LIBOR + 1.50%), 04/25/23 (a)	2,554	2,607
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (a)	120	139
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (a)	1,050	1,216
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (a)	509	589
Series 2004-A6B-3A, 2.89%, (3M US LIBOR + 0.55%), 10/25/64 (a) (b)	2,800	2,798
Series 2007-A3-3, REMIC, 2.38%, (3M US LIBOR + 0.04%), 04/25/19 (a)	1,215	1,211
Sofi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 10/25/26 (b)	2,966	2,936
Sound Point CLO IX Ltd.
Series 2015-AR-2A, 3.23%, (3M US LIBOR + 0.88%), 07/20/27 (a) (b)	900	898
Sound Point CLO V Ltd.
Series 2015-AR-8R, 3.20%, (3M US LIBOR + 0.86%), 04/15/27 (a) (b)	3,300	3,292
South Carolina Student Loan Corp.
Series A3-2005, 2.46%, (3M US LIBOR + 0.14%), 12/01/23 (a)	151	151
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (b) (e)	853	853
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 4.23%, 02/25/34 (a)	257	263
Series 2004-5A-18, REMIC, 4.16%, 12/25/34 (a)	23	23
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 2.83%, (1M US LIBOR + 0.66%), 10/19/34 (a)	17	17
SWAN Trust
Series 10-A-1, 3.16%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (a)	108	78
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (e)	473	44
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.21%, 10/15/27 (b)	250	249
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.57%, 04/25/45 (a)	221	222
Series 2006-A2B-4, REMIC, 4.10%, 07/25/36 (a)	192	193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Tralee CLO III Ltd.
Series 2014-AR-3A, 3.38%, (3M US LIBOR + 1.03%), 10/20/27 (a) (b)	2,600	2,600
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (e)	86	86
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.16%, (3M US LIBOR + 0.82%), 04/15/27 (a) (b)	5,620	5,605
Venture XXI CLO Ltd.
Series 2015-AR-21A, 3.22%, (3M US LIBOR + 0.88%), 07/15/27 (a) (b)	2,200	2,195
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (e)	2,476	2,446
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,674
Voya CLO Ltd.
Series 2014-A1R-3A, 3.06%, 07/25/26 (b)	4,400	4,385
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 3.45%, 03/25/33 (a)	54	55
Series 2003-A7-AR5, REMIC, 4.08%, 06/25/33 (a)	118	123
Series 2003-2A-AR9, REMIC, 4.32%, 09/25/33 (a)	133	134
Series 2005-3A1-AR10, REMIC, 4.04%, 08/25/35 (a)	45	42
Series 2005-2A1-AR14, REMIC, 3.71%, 12/25/35 (a)	114	110
Series 2006-1A-AR9, REMIC, 2.84%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (a)	2,463	2,341
Series 2007-1A-OA4, REMIC, 2.61%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (a)	344	325
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.76%, 12/25/34 (a)	112	114
Series 2006-3A1-AR8, REMIC, 3.78%, 04/25/36 (a)	424	438
Z Capital Credit Partners CLO Ltd.
Series 2015-A1R-1A, 3.29%, (3M US LIBOR + 0.95%), 07/16/27 (a) (b)	3,570	3,561
Total Non-U.S. Government Agency Asset-Backed Securities (cost $155,548)		157,549
CORPORATE BONDS AND NOTES 7.8%
Communication Services 0.5%
AT&T Inc.
5.00%, 03/01/21	100	103
3.07%, (3M US LIBOR + 0.75%), 06/01/21 (a)	2,700	2,724
3.29%, (3M US LIBOR + 0.95%), 07/15/21 (a)	4,300	4,345
5.15%, 02/15/50 (b) (f)	1,500	1,418
5.30%, 08/15/58 (b)	500	478
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	75	75
Telefonica Emisiones SAU
5.88%, 07/15/19	400	409
Time Warner Cable Inc.
8.25%, 04/01/19	100	103
5.00%, 02/01/20	200	204
		9,859
Consumer Discretionary 0.3%
General Motors Co.
3.14%, (3M US LIBOR + 0.80%), 08/07/20 (a)	30	30
McDonald's Corp.
2.77%, (3M US LIBOR + 0.43%), 10/28/21 (a)	5,300	5,302
		5,332
Consumer Staples 0.3%
BAT Capital Corp.
2.91%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	3,100	3,108
Pernod-Ricard SA
5.75%, 04/07/21 (b)	2,500	2,629
		5,737
	Shares/Par[1]	Value ($)
Energy 0.6%
Enbridge Inc.
2.73%, (3M US LIBOR + 0.40%), 01/10/20 (a)	3,700	3,699
3.03%, (3M US LIBOR + 0.70%), 06/15/20 (a)	5,100	5,116
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR (c)	760	883
3.38%, 11/30/18, CHF	120	123
Petrobras International Finance Co.
8.38%, 12/10/18	700	706
Regency Energy Partners LP
5.75%, 09/01/20	100	103
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	100	104
Spectra Energy Partners LP
3.02%, (3M US LIBOR + 0.70%), 06/05/20 (a)	200	201
		10,935
Financials 4.0%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	500	502
4.63%, 10/30/20	400	408
Ally Financial Inc.
3.75%, 11/18/19	200	200
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (g)	400	483
7.00%, (callable at 100 beginning 02/19/19), EUR (g)	400	473
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	1,160	1,161
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (g)	200	251
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (g)	200	239
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (g)	214	274
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (g) (h)	2,200	2,690
6.63%, (callable at 100 beginning 06/29/21), EUR (g)	200	258
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,879
Deutsche Bank AG
4.25%, 10/14/21	7,000	6,974
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	200
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	99
3.61%, (3M US LIBOR + 1.27%), 10/04/19 (a)	100	101
Goldman Sachs Group Inc.
3.53%, (3M US LIBOR + 1.20%), 09/15/20 (a)	5,800	5,893
ING Bank NV
2.63%, 12/05/22 (b)	2,000	1,944
John Deere Capital Corp.
2.66%, (3M US LIBOR + 0.29%), 06/22/20 (a)	7,000	7,016
Lloyds Banking Group Plc
6.38%, (callable at 100 beginning 06/27/20), EUR (g)	600	736
7.00%, (callable at 100 beginning 06/27/19), GBP (g) (h)	300	397
3.15%, (3M US LIBOR + 0.80%), 06/21/21 (a)	2,600	2,605
Macquarie Bank Ltd.
2.69%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	2,900	2,902
Mitsubishi UFJ Financial Group Inc.
4.20%, (3M US LIBOR + 1.88%), 03/01/21 (a)	1,111	1,147
National Rural Utilities Cooperative Finance Corp.
2.76%, (3M US LIBOR + 0.38%), 06/30/21 (a)	1,000	1,000
Nationwide Building Society
6.88%, (callable at 100 beginning 06/20/19), GBP (g)	600	797
Navient Corp.
5.88%, 03/25/21	200	205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Petrobras Global Finance BV
6.13%, 01/17/22 (f)	1,561	1,610
4.38%, 05/20/23	100	95
5.30%, 01/27/25	106	99
8.75%, 05/23/26	300	328
6.00%, 01/27/28	4,939	4,557
6.63%, 01/16/34, GBP	200	253
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (g) (h)	400	409
3.92%, (3M US LIBOR + 1.55%), 06/25/24 (a)	2,000	2,013
4.52%, 06/25/24 (a) (h)	1,300	1,300
SLM Corp.
5.50%, 01/15/19	1,600	1,609
Springleaf Finance Corp.
6.00%, 06/01/20	100	103
State Bank of India
3.29%, (3M US LIBOR + 0.95%), 04/06/20 (a)	4,300	4,300
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,929
UBS AG
2.64%, (3M US LIBOR + 0.32%), 12/07/18 (a) (b)	5,400	5,403
2.91%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	5,400	5,428
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (b)	1,000	995
2.45%, 11/20/19 (b)	200	198
		74,463
Industrials 0.4%
Equifax Inc.
3.60%, 08/15/21	900	895
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,418
6.25%, 05/15/19	400	408
8.25%, 12/15/20	500	546
Ryder System Inc.
2.45%, 09/03/19	100	100
Textron Inc.
2.89%, (3M US LIBOR + 0.55%), 11/10/20 (a)	3,610	3,609
		6,976
Information Technology 0.3%
Broadcom Corp.
2.38%, 01/15/20	2,000	1,975
Microchip Technology Inc.
3.92%, 06/01/21 (b)	3,200	3,189
VMware Inc.
3.90%, 08/21/27	200	189
		5,353
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	123
American Tower Corp.
2.80%, 06/01/20	200	198
Unibail-Rodamco SE
3.11%, (3M US LIBOR + 0.77%), 04/16/19 (a)	3,500	3,510
		3,831
Utilities 1.2%
Consolidated Edison Co. of New York Inc.
2.77%, (3M US LIBOR + 0.40%), 06/25/21 (a)	700	702
Dominion Energy Gas Holdings LLC
2.93%, (3M US LIBOR + 0.60%), 06/15/21 (a)	2,700	2,713
Dominion Energy Inc.
2.91%, (3M US LIBOR + 0.60%), 05/15/20 (a) (b)	4,200	4,218
Duke Energy Corp.
2.82%, (3M US LIBOR + 0.50%), 05/14/21 (a) (c) (d)	5,600	5,615
NextEra Energy Capital Holdings Inc.
2.64%, (3M US LIBOR + 0.32%), 09/03/19 (a)	3,340	3,346
2.71%, (3M US LIBOR + 0.40%), 08/21/20 (a)	3,300	3,302
Sempra Energy
2.78%, (3M US LIBOR + 0.45%), 03/15/21 (a)	800	799
	Shares/Par[1]	Value ($)
Southern Power Co.
2.89%, (3M US LIBOR + 0.55%), 12/20/20 (a) (b)	1,600	1,600
		22,295
Total Corporate Bonds And Notes (cost $145,630)		144,781
GOVERNMENT AND AGENCY OBLIGATIONS 124.1%
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 2.61%, (1M US LIBOR + 0.45%), 08/15/33 (a)	169	170
Series T-1A1-62, REMIC, 2.91%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (a)	261	260
Series T-1A1-63, REMIC, 2.91%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (a)	197	196
Series WF-4779, REMIC, 2.43%, (1M US LIBOR + 0.35%), 07/15/44 (a)	3,390	3,389
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 2.28%, (1M US LIBOR + 0.06%), 07/25/37 (a)	94	91
Government National Mortgage Association
Series 2017-FB-H10, 3.25%, (1M US LIBOR + 0.75%), 04/20/67 (a)	2,583	2,653
		6,759
Mortgage-Backed Securities 18.3%
Federal Home Loan Mortgage Corp.
4.24%, (6M US LIBOR +/- MBS Spread), 07/01/36 (a)	140	145
4.08%, (12M US LIBOR +/- MBS Spread), 09/01/36 (a)	119	123
4.14%, (12M US LIBOR +/- MBS Spread), 10/01/36 (a)	81	85
2.61%, (1M US LIBOR +/- MBS Spread), 09/15/42 (a)	5,017	5,053
Federal National Mortgage Association
3.06%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	18	18
3.91%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	39	41
4.64%, (12M US LIBOR +/- MBS Spread), 06/01/36 (a)	15	16
TBA, 3.50%, 11/15/47 (i)	176,790	173,809
TBA, 4.00%, 10/15/47 - 12/15/47 (i)	158,000	159,231
		338,521
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	285	285
Sovereign 1.3%
Argentina Bonar Bond
35.76%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	200	5
27.95%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	14,200	359
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	108,370	3,156
Argentina Republic Government International Bond
22.84%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	500	20
6.88%, 01/26/27	4,220	3,587
5.88%, 01/11/28	1,800	1,431
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,192
Cyprus Government International Bond
3.88%, 05/06/22, EUR	730	943
3.75%, 07/26/23, EUR	740	970
2.75%, 06/27/24, EUR	300	377
4.25%, 11/04/25, EUR	650	885
Mexico Bonos
7.75%, 05/29/31, MXN	3,891	203
Peru Government International Bond
6.15%, 08/12/32, PEN (b)	16,600	5,118
Qatar Government International Bond
3.88%, 04/23/23 (b)	1,900	1,914
5.10%, 04/23/48 (b)	1,400	1,453

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
United Kingdom Gilt Treasury Note
4.25%, 12/07/27, GBP	1,500	2,425
		25,038
Treasury Inflation Indexed Securities 104.1%
Australia Government Inflation Indexed Bond
1.25%, 02/21/22, AUD (j)	5,290	4,449
3.00%, 09/20/25, AUD (j)	8,920	9,066
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (k)	5,814	5,797
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (k)	12,214	661
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (k)	1,016	1,205
2.35%, 09/15/24, EUR (b) (k)	4,802	5,856
Italy Government Inflation Indexed Note
2.35%, 09/15/19, EUR (k)	4,342	5,201
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (j)	14,100	10,564
3.00%, 09/20/30, NZD (j)	2,500	2,063
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (k)	11,277	14,655
1.00%, 02/15/48 (k)	35,667	35,254
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 04/15/22 (k) (l)	46,513	45,852
1.88%, 07/15/19 (k) (l)	22,897	23,180
1.38%, 01/15/20 (k) (l)	89,858	90,490
1.25%, 07/15/20 (k)	39,474	39,931
0.13%, 04/15/20 - 07/15/26 (k)	142,507	137,518
0.13%, 04/15/21 (i) (k)	215,941	211,555
0.63%, 04/15/23 - 01/15/24 (k)	45,285	44,686
0.25%, 01/15/25 (k)	40,977	39,325
2.38%, 01/15/25 (i) (k)	255,525	278,522
0.38%, 07/15/23 - 07/15/25 (k)	99,047	96,873
0.63%, 01/15/26 (i) (k)	163,955	160,497
2.00%, 01/15/26 (k)	115,172	123,900
0.38%, 01/15/27 (k) (l)	2,024	1,933
2.38%, 01/15/27 (k) (l)	3,124	3,481
0.50%, 01/15/28 (k)	53,976	51,834
1.75%, 01/15/28 (k)	18,507	19,817
3.63%, 04/15/28 (k)	43,335	53,830
2.50%, 01/15/29 (k)	54,658	62,849
3.88%, 04/15/29 (k)	22,609	29,124
2.13%, 02/15/40 - 02/15/41 (k)	50,632	61,287
0.63%, 07/15/21 - 02/15/43 (k) (l)	6,461	6,240
1.38%, 02/15/44 (k)	72,717	78,001
0.75%, 02/15/42 - 02/15/45 (k)	38,825	36,253
1.00%, 02/15/46 (k)	46,223	45,667
0.88%, 02/15/47 (k)	42,857	41,029
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (k)	1,849	2,834
0.75%, 11/22/47, GBP (k)	488	1,151
0.13%, 03/22/26 - 11/22/65, GBP (k)	26,787	43,294
		1,925,724
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	291	297
U.S. Treasury Securities 0.0%
U.S. Treasury Bond
3.00%, 02/15/48 (l)	140	135
Total Government And Agency Obligations (cost $2,338,661)		2,296,759
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (g) (h)	1	645
Total Preferred Stocks (cost $500)		645
SHORT TERM INVESTMENTS 9.1%
Consumer Staples 0.5%
Mondelez International Inc.
2.47%, 11/15/18 (b) (m)	9,500	9,470
	Shares/Par[1]	Value ($)
Financials 1.5%
Bank of Montreal
1.69%, 10/01/18, CAD (m)	2,600	2,013
1.69%, 10/04/18, CAD (m)	6,300	4,877
1.68%, 10/15/18, CAD (m)	2,700	2,089
1.68%, 10/17/18, CAD (m)	1,100	851
Bank of Nova Scotia
1.69%, 10/01/18, CAD (m)	700	542
1.68%, 10/09/18, CAD (m)	2,400	1,857
1.68%, 10/10/18, CAD (m)	3,300	2,554
HSBC Bank Plc
1.72%, 10/04/18, CAD (m)	4,900	3,793
1.73%, 10/05/18, CAD (m)	400	310
1.72%, 10/09/18, CAD (m)	3,300	2,554
1.71%, 10/19/18, CAD (m)	400	309
Royal Bank of Canada
1.69%, 10/18/18, CAD (m)	400	309
1.66%, 10/22/18, CAD (m)	1,200	928
1.67%, 10/25/18, CAD (m)	900	696
Toronto-Dominion Bank
1.68%, 10/01/18, CAD (m)	500	387
1.67%, 10/15/18, CAD (m)	2,400	1,857
1.65%, 10/22/18, CAD (m)	1,100	851
1.65%, 10/24/18, CAD (m)	600	464
		27,241
Industrials 0.2%
CIMIC Group Ltd.
3.37%, 02/25/19, AUD (c) (d) (m) (n)	2,600	1,853
3.75%, 04/04/19 (c) (d) (m) (n)	700	686
		2,539
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (o) (p)	1,662	1,662
Treasury Securities 4.8%
Argentina Treasury Bill
3.01%, 10/12/18 - 10/26/18 (m)	1,600	1,596
3.00%, 11/16/18 (m)	1,755	1,743
52.97%, 12/11/18, ARS (m)	1,620	44
95.37%, 12/28/18, ARS (m)	6,070	149
46.06%, 01/31/19, ARS (m)	5,000	122
46.52%, 02/28/19, ARS (m)	1,080	26
Brazil Letras do Tesouro Nacional
6.03%, 01/01/19, BRL (m)	204,672	49,879
Hellenic Republic Treasury Bill
1.08%, 10/05/18, EUR (m)	1,670	1,939
Japan Treasury Bill
-0.15%, 10/29/18, JPY (m)	3,680,000	32,393
U.S. Treasury Bill
2.07%, 11/08/18 (l) (m)	374	373
2.14%, 12/13/18 (l) (m)	756	753
		89,017
U.S. Government Agency Obligations 2.0%
Federal Home Loan Bank
1.95%, 10/02/18 (m) (q)	28,000	27,997
2.15%, 11/16/18 (m) (q)	9,500	9,473
		37,470
Total Short Term Investments (cost $173,031)		167,399
Total Investments 149.5% (cost $2,813,370)		2,767,133
Total Forward Sales Commitments (2.3)% (proceeds $42,212)		(42,173)
Total Purchased Options 0.0% (cost $12)		1
Other Derivative Instruments 0.2%		3,717
Other Assets and Liabilities, Net (47.4)%		(878,371)
Total Net Assets 100.0%		1,850,307

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $171,848 and 9.3%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(f) All or portion of the security was on loan.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Convertible security.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $990,053.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) All or a portion of the security is pledged or segregated as collateral.

(m) The coupon rate represents the yield to maturity.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(q) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.3%)
Mortgage-Backed Securities (2.3%)
Federal National Mortgage Association
TBA, 3.00%, 11/15/47 (a)	(44,100)	(42,173)
Total Government And Agency Obligations (proceeds $42,212)		(42,173)
Total Forward Sales Commitments (2.3%) (proceeds $42,212)		(42,173)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $42,212.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banc of America Funding Trust, Series 2015-10A2-R2, 3.84%, 06/27/27	09/28/18	946	1,041	0.1
CIMIC Group Ltd., 3.37%, 02/25/19	09/27/18	1,862	1,853	0.1
CIMIC Group Ltd., 3.75%, 04/04/19	09/27/18	687	686	—
Duke Energy Corp., 2.82%, 05/14/21	05/14/18	5,600	5,615	0.3
		9,095	9,195	0.5

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	12	December 2018		2,931	1	(11)
90-Day Eurodollar	12	March 2019		2,929	—	(14)
90-Day Eurodollar	12	June 2019		2,927	—	(17)
90-Day Eurodollar	12	September 2019		2,926	—	(18)
90-Day Eurodollar	12	December 2019		2,924	1	(19)
Australia Commonwealth Treasury Bond, 10-Year	(44)	December 2018	AUD	(5,712)	(6)	31
Australia Commonwealth Treasury Bond, 3-Year	(72)	December 2018	AUD	(8,022)	(3)	8
Euro-BTP	(106)	December 2018	EUR	(13,394)	464	309
Euro-Bund	238	December 2018	EUR	37,969	108	(209)
Euro-OAT	(433)	December 2018	EUR	(65,835)	(184)	503
Japanese Government Bond, 10-Year	(11)	December 2018	JPY	(1,651,316)	9	3
Short Term Euro-BTP	(1)	December 2018	EUR	(108)	1	(1)
U.K. Long Gilt	(782)	December 2018	GBP	(95,644)	(163)	1,396
U.S. Treasury Long Bond	(716)	December 2018		(103,218)	112	2,620
U.S. Treasury Note, 10-Year	301	December 2018		36,229	9	(476)
U.S. Treasury Note, 2-Year	25	December 2018		5,284	1	(16)
U.S. Treasury Note, 5-Year	276	December 2018		31,311	15	(268)
Ultra 10-Year U.S. Treasury Note	(436)	December 2018		(55,947)	—	1,011
Ultra Long Term U.S. Treasury Bond	(7)	December 2018		(1,111)	2	31
					367	4,863

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.75	06/20/20	7,890	(2)	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.00	07/27/26		9,000	(1)	182
3M LIBOR (Q)	Receiving	2.40	12/07/26		74,300	(7)	1,718
3M LIBOR (Q)	Receiving	1.75	12/21/26		36,760	(15)	4,679
3M LIBOR (Q)	Receiving	3.10	04/17/28		41,630	6	304
3M LIBOR (Q)	Receiving	2.25	06/20/28		11,200	(2)	198
3M LIBOR (Q)	Receiving	2.77	07/18/28		12,700	(4)	407
3M LIBOR (Q)	Receiving	3.13	09/13/28		39,500	7	136
3M LIBOR (Q)	Receiving	2.15	06/19/48		1,050	1	213
3M LIBOR (Q)	Receiving	2.50	06/20/48		14,330	8	182
3M LIBOR (S)	Paying	2.25	12/20/22		25,900	11	(874)
3M LIBOR (S)	Paying	2.00	06/20/23		59,300	29	(510)
3M LIBOR (S)	Paying	2.68	10/25/23		18,600	10	(355)
3M LIBOR (S)	Paying	2.67	11/19/23		8,000	5	(159)
3M LIBOR (S)	Paying	2.68	12/12/23		8,000	4	(158)
3M LIBOR (S)	Paying	2.50	12/19/23		14,300	7	(288)
3M LIBOR (S)	Paying	2.75	12/19/23		43,800	20	(403)
3M LIBOR (S)	Paying	3.09	09/13/48		7,990	(5)	(123)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	300,000	2	15
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	2,640,000	23	35
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	1	11
6M GBP LIBOR (S)	Receiving	1.50	03/20/29	GBP	10,880	(20)	98
6M GBP LIBOR (S)	Receiving	1.75	03/20/49	GBP	6,230	(32)	23
Federal Funds Effective Rate (A)	Receiving	2.00	12/15/47		7,600	9	1,138
Federal Funds Effective Rate (A)	Receiving	2.43	12/20/47		1,300	2	83
Federal Funds Effective Rate (A)	Receiving	2.50	12/20/47		4,450	6	220
France CPI Excluding Tobacco (A)	Receiving	1.00	04/15/20	EUR	890	—	8
France CPI Excluding Tobacco (A)	Receiving	1.15	08/06/20	EUR	4,310	(1)	16
France CPI Excluding Tobacco (A)	Receiving	1.16	08/15/20	EUR	11,700	(3)	36
France CPI Excluding Tobacco (A)	Receiving	1.35	06/15/21	EUR	3,700	(2)	16
France CPI Excluding Tobacco (A)	Paying	1.35	01/15/23	EUR	5,830	4	(44)
France CPI Excluding Tobacco (A)	Paying	1.58	01/15/28	EUR	2,390	3	(4)
France CPI Excluding Tobacco (A)	Paying	1.61	02/15/28	EUR	1,470	2	4
France CPI Excluding Tobacco (A)	Paying	1.59	02/15/28	EUR	10,090	14	6
France CPI Excluding Tobacco (A)	Paying	1.62	07/15/28	EUR	6,910	9	21
France CPI Excluding Tobacco (A)	Paying	1.91	01/15/38	EUR	1,830	4	38
Harmonised Index of Consumer Prices (A)	Receiving	1.32	08/15/20	EUR	12,480	(3)	55
Harmonised Index of Consumer Prices (A)	Receiving	1.71	03/15/33	EUR	1,600	(3)	2
Harmonised Index of Consumer Prices (A)	Paying	1.54	06/15/23	EUR	8,290	6	(24)
Harmonised Index of Consumer Prices (A)	Paying	1.54	03/15/28	EUR	2,700	3	(21)
Harmonised Index of Consumer Prices (A)	Paying	1.62	05/15/28	EUR	4,660	6	(4)
Harmonised Index of Consumer Prices (A)	Paying	1.95	03/15/48	EUR	1,600	4	(9)
U.K. Retail Price Index (A)	Receiving	3.59	10/15/46	GBP	1,850	13	85
U.K. Retail Price Index (A)	Receiving	3.43	03/15/47	GBP	7,110	49	(2)
U.K. Retail Price Index (A)	Paying	3.51	09/15/28	GBP	3,400	(4)	6
U.K. Retail Price Index (A)	Paying	3.19	04/15/30	GBP	1,240	(2)	31
U.K. Retail Price Index (A)	Paying	3.35	05/15/30	GBP	9,400	(15)	(80)
U.K. Retail Price Index (A)	Paying	3.40	06/15/30	GBP	14,100	(22)	(45)
U.K. Retail Price Index (A)	Paying	3.33	08/15/30	GBP	9,200	(15)	(40)
U.K. Retail Price Index (A)	Paying	3.30	12/15/30	GBP	3,500	(7)	83
U.K. Retail Price Index (A)	Paying	3.14	04/15/31	GBP	6,600	(14)	177
U.K. Retail Price Index (A)	Paying	3.10	06/15/31	GBP	7,200	(16)	122
U.K. Retail Price Index (A)	Paying	3.53	10/15/31	GBP	7,950	(19)	(93)
U.K. Retail Price Index (A)	Paying	3.47	09/15/32	GBP	8,300	(20)	(66)
U.K. Retail Price Index (A)	Paying	3.50	09/15/33	GBP	720	(2)	(8)
US CPURNSA (A)	Receiving	2.07	03/23/19		5,380	2	11
US CPURNSA (A)	Receiving	1.98	04/10/19		10,760	4	23
US CPURNSA (A)	Receiving	1.93	05/08/19		5,760	2	16
US CPURNSA (A)	Receiving	2.17	07/15/20		10,300	6	62
US CPURNSA (A)	Receiving	2.03	11/23/20		6,700	2	76
US CPURNSA (A)	Receiving	2.02	11/25/20		6,300	2	72
US CPURNSA (A)	Receiving	1.55	07/26/21		4,500	1	17
US CPURNSA (A)	Receiving	1.60	09/12/21		3,550	—	14
US CPURNSA (A)	Receiving	2.07	07/15/22		3,500	—	52
US CPURNSA (A)	Receiving	2.50	07/15/22		20,800	(1)	274
US CPURNSA (A)	Receiving	2.21	02/05/23		19,770	(3)	134
US CPURNSA (A)	Receiving	2.22	04/13/23		1,490	—	6
US CPURNSA (A)	Receiving	2.26	04/27/23		11,370	(2)	18
US CPURNSA (A)	Receiving	2.26	05/09/23		3,040	—	6
US CPURNSA (A)	Receiving	2.28	05/10/23		4,650	(1)	6
US CPURNSA (A)	Paying	1.73	07/26/26		4,500	1	(26)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Paying	1.80	09/12/26	3,550	1	(20)
US CPURNSA (A)	Paying	1.78	09/15/26	3,100	1	(17)
US CPURNSA (A)	Paying	2.18	09/20/27	3,570	1	(82)
US CPURNSA (A)	Paying	2.15	09/25/27	3,500	1	(91)
US CPURNSA (A)	Paying	2.16	10/17/27	7,900	3	(198)
US CPURNSA (A)	Paying	2.34	02/05/28	10,040	4	(66)
US CPURNSA (A)	Paying	2.35	05/09/28	3,040	1	(2)
US CPURNSA (A)	Paying	2.36	05/09/28	4,570	2	—
US CPURNSA (A)	Paying	2.36	05/10/28	4,650	2	1
US CPURNSA (A)	Paying	2.37	06/06/28	8,700	4	(6)
US CPURNSA (A)	Paying	2.38	07/09/28	7,900	3	9
					68	7,338

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31 (Q)	5.00	12/20/23	10,400	(761)	(37)	(32)
iTraxx Europe Series 26 (Q)	1.00	12/20/21	10,800	(277)	5	(91)
iTraxx Europe Series 28 (Q)	1.00	12/20/22	7,200	(180)	3	23
				(1,218)	(29)	(100)
Credit default swap agreements - sell protection[4]
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(660)	10	—	—
				10	—	—

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(95)	EUR	161.50	11/23/18	(15)	16
Euro-Bund	92	EUR	150.00	11/23/18	—	—
Euro-Bund	(51)	EUR	159.50	10/26/18	27	(19)
Euro-OAT	102	EUR	162.00	11/23/18	11	10
					23	7

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
10-Year U.S. Treasury Note Future	Put	111.00	11/23/18	341	—
5-Year U.S. Treasury Note Future	Put	108.25	11/23/18	276	1
U.S. Treasury Long Bond Future	Call	165.00	11/23/18	807	—
					1

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	120.00	10/26/18	62	(81)
U.S. Treasury Long Bond Future	Call	142.00	10/26/18	46	(18)
U.S. Treasury Long Bond Future	Call	142.50	10/26/18	31	(8)
U.S. Treasury Long Bond Future	Put	142.00	10/26/18	77	(146)
					(253)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
Brazilian Real versus USD	JPM	Call	BRL	4.00	10/17/18	3,840,000	(117)
							(117)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24	19,400,000	(3)
Cap - CPURNSA Index	JPM	Call	4.00	05/16/24	1,700,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20	3,100,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20	21,100,000	(5)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20	8,600,000	(5)
						(13)
Interest Rate Swaptions[11]
3M LIBOR, 12/06/28	CGM	Put	3.25	12/04/18	18,600,000	(41)
						(41)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20	156,100,000	(230)
						(230)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	10/09/18	ARS	28,629	687	(20)
AUD/USD	BOA	10/02/18	AUD	32,596	23,562	(93)
BRL/USD	BNP	10/02/18	BRL	2,100	520	(42)
BRL/USD	DUB	10/02/18	BRL	4,330	1,072	13
BRL/USD	JPM	10/02/18	BRL	25,800	6,389	(223)
BRL/USD	MSC	01/03/19	BRL	30,900	7,590	(620)
COP/USD	CIT	12/17/18	COP	13,691,019	4,614	211
EUR/USD	BNP	10/02/18	EUR	30,409	35,306	(511)
GBP/USD	BNP	10/02/18	GBP	773	1,007	(9)
GBP/USD	CIT	10/02/18	GBP	3,601	4,694	(56)
GBP/USD	CIT	10/02/18	GBP	3,562	4,643	—
GBP/USD	JPM	10/02/18	GBP	50,583	65,930	(703)
GBP/USD	UBS	10/02/18	GBP	3,576	4,661	(43)
GBP/USD	BOA	11/02/18	GBP	2,456	3,206	(6)
GBP/USD	JPM	11/02/18	GBP	2,248	2,934	(4)
IDR/USD	SCB	12/19/18	IDR	41,443,830	2,753	(35)
JPY/USD	BNP	10/02/18	JPY	1,189,793	10,472	(247)
JPY/USD	JPM	11/02/18	JPY	1,189,793	10,496	(70)
MXN/USD	JPM	10/26/18	MXN	17,123	911	2
NZD/USD	JPM	10/02/18	NZD	18,454	12,232	(29)
RUB/USD	UBS	11/15/18	RUB	365,126	5,548	(142)
USD/ARS	BNP	10/04/18	ARS	(35,332)	(853)	74
USD/AUD	BOA	10/02/18	AUD	(4,607)	(3,330)	(14)
USD/AUD	SCB	10/02/18	AUD	(27,989)	(20,232)	9
USD/AUD	BOA	11/02/18	AUD	(32,596)	(23,567)	92
USD/AUD	CIT	02/25/19	AUD	(2,600)	(1,882)	7
USD/BRL	BNP	10/02/18	BRL	(4,330)	(1,072)	42
USD/BRL	SCB	10/02/18	BRL	(27,900)	(6,908)	1,165
USD/BRL	DUB	11/05/18	BRL	(4,330)	(1,069)	(13)
USD/BRL	BNP	01/03/19	BRL	(80,739)	(19,832)	1,948
USD/BRL	CIT	01/03/19	BRL	(22,397)	(5,501)	389
USD/BRL	JPM	01/03/19	BRL	(94,347)	(23,175)	2,232
USD/BRL	SCB	01/03/19	BRL	(38,089)	(9,356)	875
USD/CAD	BNP	10/01/18	CAD	(2,600)	(2,013)	(39)
USD/CAD	JPM	10/01/18	CAD	(500)	(387)	(6)
USD/CAD	SCB	10/01/18	CAD	(700)	(542)	(5)
USD/CAD	CIT	10/02/18	CAD	(12,416)	(9,613)	(2)
USD/CAD	BNP	10/04/18	CAD	(5,000)	(3,871)	(75)
USD/CAD	UBS	10/04/18	CAD	(6,200)	(4,801)	(83)
USD/CAD	BNP	10/05/18	CAD	(400)	(310)	(6)
USD/CAD	JPM	10/09/18	CAD	(2,400)	(1,858)	(11)
USD/CAD	UBS	10/09/18	CAD	(3,300)	(2,555)	(47)
USD/CAD	JPM	10/10/18	CAD	(3,300)	(2,555)	(15)
USD/CAD	MLP	10/15/18	CAD	(5,100)	(3,950)	(30)
USD/CAD	CIT	10/17/18	CAD	(1,100)	(852)	(4)
USD/CAD	CIT	10/18/18	CAD	(400)	(310)	(2)
USD/CAD	SCB	10/19/18	CAD	(400)	(310)	—
USD/CAD	CIT	10/22/18	CAD	(1,100)	(852)	(2)
USD/CAD	CIT	10/22/18	CAD	(1,200)	(930)	—
USD/CAD	CIT	10/24/18	CAD	(600)	(465)	(1)
USD/CAD	CIT	10/25/18	CAD	(900)	(697)	(1)
USD/CAD	CIT	11/02/18	CAD	(12,416)	(9,619)	(76)
USD/CAD	JPM	11/15/18	CAD	(5,010)	(3,882)	(54)
USD/CHF	CIT	11/15/18	CHF	(124)	(127)	(1)
USD/CNY	JPM	12/19/18	CNY	(31,085)	(4,517)	43
USD/EUR	CIT	10/02/18	EUR	(30,409)	(35,306)	243
USD/EUR	DUB	10/05/18	EUR	(1,670)	(1,940)	143
USD/EUR	BNP	11/02/18	EUR	(30,409)	(35,394)	509
USD/GBP	SCB	10/02/18	GBP	(59,639)	(77,734)	(890)
USD/GBP	JPM	11/02/18	GBP	(48,127)	(62,817)	671
USD/JPY	JPM	10/02/18	JPY	(1,189,793)	(10,472)	71
USD/JPY	BNP	10/29/18	JPY	(1,050,000)	(9,260)	250
USD/JPY	BOA	10/29/18	JPY	(220,000)	(1,940)	55
USD/JPY	UBS	10/29/18	JPY	(2,410,000)	(21,254)	587
USD/KRW	BNP	12/19/18	KRW	(4,445,360)	(4,016)	(36)
USD/NZD	JPM	10/02/18	NZD	(18,454)	(12,232)	37
USD/NZD	JPM	11/02/18	NZD	(18,454)	(12,235)	29
USD/PEN	BNP	12/17/18	PEN	(18,420)	(5,559)	5
USD/RUB	SCB	11/15/18	RUB	(117,395)	(1,784)	(54)
USD/SGD	CSI	12/19/18	SGD	(2,656)	(1,946)	1
USD/TWD	BNP	12/19/18	TWD	(59,095)	(1,946)	(8)
					(258,401)	5,375

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	DUB	2.50	07/15/22	5,700	129	(561)
US CPURNSA (A)	Receiving	DUB	2.56	05/08/23	11,800	—	(890)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Paying	MSC	1.81	09/20/26	1,400	—	(73)
						129	(1,524)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	47	(229)	276
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	10	(70)	80
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	1.85	1.00	06/20/21	(400)	(8)	(34)	26
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	2.13	1.00	06/20/22	(1,800)	(69)	(114)	45
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.85	1.00	06/20/21	(1,100)	(23)	(76)	53
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	1.85	1.00	06/20/21	(800)	(17)	(69)	52
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	JPM	1.85	1.00	06/20/21	(600)	(13)	(42)	29
					(10,100)	(73)	(634)	561

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
American Express Credit Account Master Trust
Series 2014-B-1, 2.66%, (1M US LIBOR + 0.50%), 05/15/19 (b)	2,275	2,279
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 2.46%, (1M US LIBOR + 0.30%), 05/18/20 (b)	377	378
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,656)		2,657
CORPORATE BONDS AND NOTES 2.7%
Communication Services 0.4%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	1,438	1,381
CenturyLink Inc.
7.50%, 04/01/24	594	632
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	657
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,490
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	1,000	991
Sprint Corp.
7.13%, 06/15/24	624	648
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	545	545
		6,344
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	575	551
American Axle & Manufacturing Inc.
6.50%, 04/01/27	500	495
ARAMARK Services Inc.
5.13%, 01/15/24	204	206
Delta Merger Sub Inc.
6.00%, 09/15/26 (c)	842	853
GLP Capital LP
5.38%, 04/15/26	489	497
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,721
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	138
Sally Holdings LLC
5.63%, 12/01/25	494	472
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	429
		5,362
Consumer Staples 0.2%
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,408	1,440
Spectrum Brands Inc.
5.75%, 07/15/25	952	962
		2,402
Energy 0.6%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	507	533
5.13%, 06/30/27	493	494
Cheniere Energy Partners LP
5.63%, 10/01/26 (c)	2,234	2,248
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	2,000	2,050
Parsley Energy LLC
5.25%, 08/15/25 (c)	250	249
Regency Energy Partners LP
5.88%, 03/01/22	876	927
5.00%, 10/01/22	81	84
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	1,000	1,026
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	482
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,275	1,300
	Shares/Par[1]	Value ($)
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	699
		10,092
Financials 0.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	205
Altice Financing SA
6.63%, 02/15/23 (c)	500	504
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	982
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	500	525
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,000	1,030
SLM Corp.
5.50%, 01/25/23	1,263	1,260
Stena International SA
5.75%, 03/01/24 (c)	519	486
		4,992
Health Care 0.3%
Centene Corp.
6.13%, 02/15/24	460	484
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	624	640
Community Health Systems Inc.
8.63%, 01/15/24 (c)	1,000	1,038
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (c)	827	809
Tenet Healthcare Corp.
8.13%, 04/01/22	220	232
6.75%, 06/15/23	319	318
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (c)	167	161
5.88%, 05/15/23 (c)	128	124
6.13%, 04/15/25 (c)	705	671
		4,477
Industrials 0.2%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	265	264
Aircastle Ltd.
5.00%, 04/01/23	1,000	1,027
4.13%, 05/01/24	1,000	981
Ashtead Capital Inc.
5.25%, 08/01/26 (c)	582	589
Bombardier Inc.
6.00%, 10/15/22 (c)	773	775
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	148	142
		3,778
Information Technology 0.1%
Sanmina Corp.
4.38%, 06/01/19 (c)	750	752
Materials 0.3%
Building Materials Corp. of America
6.00%, 10/15/25 (c)	136	139
FXI Holdings Inc.
7.88%, 11/01/24 (c)	1,875	1,788
Hexion Inc.
10.38%, 02/01/22 (c)	1,000	975
Koppers Inc.
6.00%, 02/15/25 (c)	645	646
Olin Corp.
5.13%, 09/15/27	1,000	965
Silgan Holdings Inc.
4.75%, 03/15/25	1,000	959
		5,472
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	516

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.0%
AES Corp.
5.50%, 04/15/25	461	472
Total Corporate Bonds And Notes (cost $44,556)		44,659
SENIOR LOAN INTERESTS 97.6%
Communication Services 5.6%
Avaya Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 12/14/24 (b) (d)	2,725	2,748
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (b)	5,665	5,614
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	5,356	5,315
Cincinnati Bell Inc.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/02/24 (b)	3,000	3,001
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.45%, (1M LIBOR + 2.375%), 08/11/24 (b)	4,189	4,188
Consolidated Communications Inc.
Term Loan B, 5.08%, (1M LIBOR + 3.00%), 09/29/23 (b)	5,482	5,400
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (b)	3,071	3,005
Global Tel*Link Corp.
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 05/20/20 (b)	1,102	1,108
2nd Lien Term Loan, 10.58%, (3M LIBOR + 8.25%), 11/20/20 (b) (e)	1,000	1,004
Hargray Communications Group Inc.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 03/23/24 (b)	1,442	1,444
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (b)	9,628	9,664
Maxar Technologies Ltd.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 07/07/24 (b)	4,695	4,615
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 10/27/24 (b)	2,920	2,926
SBA Senior Finance II LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 03/26/25 (b)	3,600	3,603
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.50%), 06/20/24 (b)	2,948	2,949
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	6,462	6,472
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (b) (d)	3,104	3,134
Term Loan, 5.84%, (3M LIBOR + 3.50%), 06/07/25 (b)	1,347	1,360
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (b)	6,268	6,275
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 12/15/23 (b)	2,693	2,700
1st Lien Term Loan, 8.00%, (3M Prime Rate + 3.00%), 12/16/23 (b)	7	7
Virgin Media Bristol LLC
Term Loan K, 4.66%, (3M LIBOR + 2.50%), 02/10/26 (b)	6,640	6,648
Windstream Services LLC
Term Loan B-6, 6.16%, (3M LIBOR + 4.00%), 03/29/21 (b)	3,483	3,317
Term Loan B-7, 5.41%, (3M LIBOR + 3.25%), 02/08/24 (b)	1,474	1,301
	Shares/Par[1]	Value ($)
Ziggo Secured Finance Partnership
Term Loan E, 4.66%, (3M LIBOR + 2.50%), 04/15/25 (b)	6,000	5,890
		93,688
Consumer Discretionary 23.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (b)	14,994	14,998
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 05/30/25 (b)	1,795	1,807
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 05/30/25 (b)	1,194	1,201
Allied Universal Holdco LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (b) (d)	1,500	1,476
Term Loan, 6.14%, (3M LIBOR + 3.75%), 07/28/22 (b)	4,871	4,794
AMC Entertainment Holdings Inc.
Term Loan, 4.38%, (1M LIBOR + 2.25%), 04/30/20 (b)	3,493	3,490
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 12/15/23 (b)	758	758
American Axle & Manufacturing Inc.
Term Loan B, 4.45%, (3M LIBOR + 2.25%), 03/10/24 (b)	1,341	1,340
Term Loan B, 4.47%, (3M LIBOR + 2.25%), 03/10/24 (b)	1,974	1,973
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (b)	4,737	4,781
Boing US Holdco Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 09/20/24 (b)	1,347	1,352
Bombardier Recreational Products Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/30/23 (b)	2,961	2,957
Boyd Gaming Corp.
Term Loan B-3, 4.42%, (3M LIBOR + 2.25%), 09/15/23 (b)	5,370	5,395
Burlington Coat Factory Warehouse Corp.
Term Loan B-5, 4.72%, (3M LIBOR + 2.50%), 11/17/24 (b)	1,543	1,552
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (b)	6,368	6,364
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (b)	15,557	15,637
Camelot UK Holdco Ltd.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/03/23 (b)	4,410	4,415
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (b)	7,817	7,825
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (b)	7,774	7,779
Coinamatic Canada Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 05/13/22 (b)	324	326
Constellis Holdings LLC
1st Lien Term Loan, 7.39%, (1M LIBOR + 5.00%), 04/17/24 (b) (e)	2,296	2,267
Core & Main LP
Term Loan B, 5.31%, (3M LIBOR + 3.00%), 07/19/24 (b)	1,651	1,656
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 07/19/24 (b)	1,456	1,460
Creative Artists Agency LLC
Term Loan B, 5.16%, (1M LIBOR + 3.00%), 02/15/24 (b)	1,760	1,765
Term Loan B, 7.00%, (1M Prime Rate + 2.00%), 02/15/24 (b)	4	4
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (b)	7,815	7,812

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CWGS Group LLC
Term Loan, 4.83%, (1M LIBOR + 2.75%), 11/02/23 (b)	2	2
Term Loan, 4.87%, (1M LIBOR + 2.75%), 11/02/23 (b)	3,048	2,988
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (b)	7,151	7,091
DexKo Global Inc.
Term Loan, 5.58%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,489	1,498
Dynacast International LLC
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (b)	2,058	2,064
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (b)	833	836
Term Loan B, 4.44%, (1M LIBOR + 2.25%), 03/15/24 (b)	947	950
Equinox Holdings Inc.
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.00%), 03/08/24 (b)	3,138	3,151
ESH Hospitality Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/30/23 (b)	5,719	5,719
Fitness International LLC
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 04/13/25 (b) (d)	1,000	1,002
Term Loan B, 5.33%, (1M LIBOR + 3.25%), 04/13/25 (b)	2,008	2,011
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 04/13/25 (b)	1,008	1,009
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.08%, (3M LIBOR + 2.00%), 11/30/23 (b)	3,984	3,984
Garda World Security Corp.
Term Loan, 5.82%, (3M LIBOR + 3.50%), 05/12/24 (b)	3,594	3,606
Term Loan, 7.75%, (3M Prime Rate + 2.50%), 05/12/24 (b)	9	9
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (b)	4,712	4,727
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (b)	6,313	6,333
Hayward Industries Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/04/24 (b) (d)	3,000	3,017
HD Supply Inc.
Term Loan B-3, 4.32%, (3M LIBOR + 2.25%), 08/13/21 (b)	1,680	1,694
Term Loan B-4, 4.57%, (3M LIBOR + 2.50%), 10/17/23 (b)	1,081	1,089
Helix Gen Funding LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 03/02/24 (b)	2,836	2,657
Hoffmaster Group Inc.
1st Lien Term Loan, 6.08%, (1M LIBOR + 4.00%), 11/11/23 (b)	1,343	1,353
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (f) (g)	9,000	6,744
Information Resources Inc.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.25%), 01/15/24 (b)	5,004	5,035
Inmar Holdings Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 04/25/24 (b)	2,103	2,109
Interior Logic Group Inc.
Term Loan B, 6.34%, (1M LIBOR + 4.00%), 05/21/25 (b)	1,260	1,258
International Textile Group Inc.
1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/19/24 (b) (e)	1,342	1,342
Intrawest Resorts Holdings Inc.
Term Loan B-1, 5.24%, (3M LIBOR + 3.00%), 06/28/24 (b)	3,122	3,125
	Shares/Par[1]	Value ($)
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (b)	4,053	4,053
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (b) (d)	1,000	1,000
J. Crew Group Inc.
Term Loan, 0.00%, (3M LIBOR + 3.22%), 03/05/21 (b) (d)	2,992	2,716
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (b)	2,041	2,048
KFC Holding Co.
Term Loan B, 3.91%, (3M LIBOR + 1.75%), 03/29/25 (b)	2,885	2,887
Las Vegas Sands LLC
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/27/25 (b)	4,879	4,873
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 12/24/21 (b)	1,750	1,717
2nd Lien Term Loan, 9.09%, (3M LIBOR + 6.75%), 06/23/23 (b)	287	267
Lifetime Brands Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 03/13/25 (b)	2,338	2,340
Lions Gate Capital Holdings LLC
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 03/20/25 (b)	4,129	4,131
Live Nation Entertainment Inc.
Term Loan B-3, 3.88%, (3M LIBOR + 1.75%), 10/26/23 (b)	3,667	3,671
LTF Merger Sub Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 06/22/22 (b)	—	—
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (b)	5,777	5,786
MA FinanceCo. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 11/19/21 (b)	2,582	2,569
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (b)	1,444	1,455
Mavis Tire Express Services Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (d)	1,293	1,288
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (d) (e)	208	209
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b)	2,316	2,307
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b) (e)	20	20
Michaels Stores Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/01/23 (b)	1,491	1,483
Term Loan B, 4.71%, (3M LIBOR + 2.50%), 01/01/23 (b)	257	256
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 01/01/23 (b)	3,961	3,939
Minimax GmbH & Co. KG
Term Loan B-1C, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (b) (d)	1,343	1,353
Mohegan Tribal Gaming Authority
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (b)	1,058	997
Neiman Marcus Group Inc.
Term Loan, 5.37%, (1M LIBOR + 3.25%), 10/25/20 (b)	6,987	6,492
NPC International Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 04/05/24 (b)	1,967	1,973
Numericable Group SA
Term Loan B-11, 4.82%, (3M LIBOR + 2.75%), 07/31/25 (b)	5,120	4,990
Term Loan B-12, 5.85%, (3M LIBOR + 3.6875%), 01/31/26 (b)	6,590	6,501
NVA Holdings Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 01/31/25 (b)	3,274	3,262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Party City Holdings Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,540	1,552
Term Loan B, 5.28%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,523	1,533
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (b) (d)	2,700	2,714
Petco Animal Supplies Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 01/12/23 (b)	4,503	3,643
PetSmart Inc.
Term Loan B-2, 5.12%, (3M LIBOR + 3.00%), 03/11/22 (b)	6,092	5,309
Playa Resorts Holding BV
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/07/24 (b)	4,882	4,843
ProQuest LLC
Term Loan B, 5.92%, (3M LIBOR + 3.75%), 10/24/21 (b)	2,917	2,924
Rodan & Fields LLC
Term Loan B, 6.16%, (3M LIBOR + 4.00%), 06/07/25 (b)	1,796	1,812
Term Loan B, 8.00%, (3M Prime Rate + 3.00%), 06/07/25 (b)	5	5
Sally Holdings LLC
Term Loan B-1, 4.33%, (3M LIBOR + 2.25%), 07/05/24 (b)	1,191	1,182
Term Loan B-2, 4.50%, 07/05/24 (e)	2,220	2,153
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,782	1,778
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (b)	7,470	7,455
Seminole Hard Rock Entertainment Inc.
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 05/15/20 (b)	792	794
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 10/21/23 (b)	3,684	3,294
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.50%), 10/21/23 (b)	1,031	922
ServiceMaster Co.
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 11/08/23 (b)	3,236	3,258
Shutterfly Inc.
Term Loan B-2, 4.83%, (3M LIBOR + 2.75%), 08/17/24 (b)	2,693	2,702
Sinclair Television Group Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 01/06/24 (b)	2,349	2,355
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (b)	2,484	2,502
Spin Holdco Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 11/14/22 (b)	3,673	3,681
SRAM LLC
Term Loan B, 4.95%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,301	1,307
Term Loan B, 5.01%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,244	1,250
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 03/15/24 (b)	50	50
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (b)	6,576	6,572
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (b) (d)	3,000	3,026
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (b)	5,819	5,869
Station Casinos LLC
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 05/24/23 (b)	8,882	8,915
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (b) (d)	3,150	3,150
	Shares/Par[1]	Value ($)
TI Group Automotive Systems LLC
Term Loan, 4.58%, (3M LIBOR + 2.50%), 06/25/22 (b)	2,872	2,875
Trader Corp.
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 09/28/23 (b)	1,650	1,652
Tribune Media Co.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 12/27/20 (b)	264	265
Term Loan C, 5.08%, (3M LIBOR + 3.00%), 01/20/24 (b)	4,296	4,307
Truck Hero Inc.
1st Lien Term Loan, 5.96%, (3M LIBOR + 3.75%), 05/17/24 (b)	3,044	3,050
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	6,667	6,703
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (b)	6,587	6,395
USS Ultimate Holdings Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.75%), 08/11/24 (b)	1,992	2,009
Vivid Seats Ltd.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (b)	2,660	2,643
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 05/15/22 (b)	1,852	1,862
WideOpenWest Finance LLC
Term Loan B, 5.41%, (3M LIBOR + 3.25%), 08/19/23 (b)	5,086	4,976
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 05/11/25 (b)	8,176	8,155
WMG Acquisition Corp.
Term Loan F, 4.20%, (3M LIBOR + 2.125%), 11/01/23 (b)	3,761	3,753
		391,365
Consumer Staples 4.0%
Albertsons LLC
Term Loan B-6, 5.31%, (3M LIBOR + 3.00%), 06/22/23 (b)	4,709	4,707
American Seafoods Group LLC
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 07/27/23 (b)	2,500	2,482
ATS Consolidated Inc.
1st Lien Term Loan, 5.82%, (3M LIBOR + 3.75%), 02/23/25 (b)	4,534	4,551
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (b)	5,875	5,911
CHG PPC Parent LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/16/25 (b)	2,344	2,344
Coty Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 03/29/25 (b)	4,588	4,534
Del Monte Foods Inc.
1st Lien Term Loan, 5.56%, (6M LIBOR + 3.25%), 01/26/21 (b)	1,905	1,749
1st Lien Term Loan, 7.25%, (6M Prime Rate + 2.25%), 01/26/21 (b)	5	5
2nd Lien Term Loan, 9.75%, (6M LIBOR + 7.25%), 07/26/21 (b)	500	350
Diamond (BC) B.V.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 07/24/24 (b)	3,107	3,044
Dole Food Co. Inc.
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	966
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	966
Term Loan B, 4.88%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	966
Term Loan B, 5.08%, (1M LIBOR + 2.75%), 03/22/24 (b)	84	84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (b)	1	1
Hearthside Food Solutions LLC
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 05/17/25 (b)	6,331	6,307
Hostess Brands LLC
Term Loan, 4.33%, (3M LIBOR + 2.25%), 08/03/23 (b)	3,974	3,974
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (b)	850	851
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,873	4,881
Portillo's Holdings LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (b)	2,880	2,880
Post Holdings Inc.
Incremental Term Loan, 4.21%, (3M LIBOR + 2.00%), 05/24/24 (b)	3,949	3,949
Sigma Bidco BV
Term Loan B-2, 5.11%, (3M LIBOR + 3.00%), 03/07/25 (b)	3,000	2,998
U.S. Foods Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/27/23 (b)	6,654	6,673
Utz Quality Foods LLC
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.50%), 11/14/24 (b)	2,059	2,064
		67,237
Energy 2.4%
Arctic LNG Carriers Ltd.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 04/21/23 (b)	2,103	2,109
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	505	530
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (b)	5,078	5,083
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (b)	1,791	1,793
Emerald Performance Materials LLC
2nd Lien Term Loan, 9.83%, (1M LIBOR + 7.75%), 07/23/22 (b) (e)	900	901
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (b) (d) (e)	2,578	2,578
HFOTCO LLC
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 06/19/25 (b)	2,394	2,395
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,438	2,400
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (b)	3,039	3,014
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (e) (f) (g) (h)	3,292	33
Seadrill Partners Finco LLC
Term Loan B, 8.33%, (3M LIBOR + 6.00%), 02/12/21 (b)	1,341	1,269
Summit Midstream Partners Holdings LLC
Term Loan B, 8.08%, (3M LIBOR + 6.00%), 05/15/22 (b)	1,848	1,873
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (b)	11,402	11,413
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (b)	3,974	3,999
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (b)	1,790	1,609
		40,999
	Shares/Par[1]	Value ($)
Financials 10.0%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (b)	7,011	7,031
Advisor Group Inc.
Term Loan , 0.00%, (3M LIBOR + 3.75%), 08/13/25 (b) (d)	2,000	2,012
Term Loan , 5.91%, (3M LIBOR + 3.75%), 08/13/25 (b)	1,350	1,358
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (b)	4,674	4,692
Alliant Holdings I Inc.
Term Loan B, 5.15%, (3M LIBOR + 3.00%), 05/07/25 (b)	6,968	6,982
Altice Financing SA
Term Loan B, 4.91%, (3M LIBOR + 2.75%), 07/31/25 (b)	2,587	2,535
1st Lien Term Loan, 4.91%, (3M LIBOR + 2.75%), 01/06/26 (b)	1,207	1,178
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (b)	1,240	1,229
AmWINS Group Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 01/19/24 (b)	2,848	2,854
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 01/19/24 (b)	837	839
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (b)	6,964	6,979
Asurion LLC
Term Loan B-4, 5.08%, (3M LIBOR + 3.00%), 08/04/22 (b)	8,289	8,353
Term Loan B-6, 5.24%, (3M LIBOR + 3.00%), 11/03/23 (b)	3,467	3,492
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (b)	750	770
Auris Luxembourg III SARL
Term Loan B-7, 5.33%, (3M LIBOR + 3.00%), 01/17/22 (b)	2,606	2,629
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (b) (d)	4,250	4,300
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (b)	3,974	3,996
Cetera Group Inc.
Term Loan , 0.00%, (3M LIBOR + 4.25%), 08/15/25 (b) (d) (e)	2,660	2,680
Crown Finance US Inc.
Term Loan, 4.58%, (3M LIBOR + 2.50%), 02/05/25 (b)	9,751	9,736
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (b)	3,194	3,194
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (b)	3,220	3,244
Encapsys LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 10/27/24 (b)	1,821	1,828
First American Payment Systems LP
Term Loan, 6.87%, (1M LIBOR + 4.75%), 01/02/24 (b)	1,034	1,039
GTCR Valor Cos. Inc.
Term Loan B-1, 5.64%, (3M LIBOR + 3.25%), 06/30/23 (b)	2,895	2,909
HUB International Ltd.
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 04/25/25 (b)	7,162	7,174
Ineos US Finance LLC
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 03/31/24 (b)	4,699	4,705
ION Trading Technologies SARL
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (b) (d)	2,970	2,955

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
iStar Inc.
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/30/20 (b)	2,700	2,700
Term Loan B, 4.92%, (3M LIBOR + 2.75%), 06/30/20 (b)	2,700	2,700
Jane Street Group LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/25/22 (b)	4,463	4,478
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (b)	14,750	14,789
LPL Holdings Inc.
1st Lien Term Loan B, 4.42%, (3M LIBOR + 2.25%), 09/23/24 (b)	1,604	1,611
1st Lien Term Loan B, 4.43%, (3M LIBOR + 2.25%), 09/23/24 (b)	1,604	1,611
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (b)	2,218	2,190
NFP Corp.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/06/24 (b)	5,089	5,083
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (b)	524	507
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (b)	4,221	4,244
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (b)	5,416	5,426
Telenet Financing USD LLC
Term Loan AN, 4.41%, (3M LIBOR + 2.25%), 08/31/26 (b)	3,897	3,879
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (b)	2,957	2,958
Travelport Finance Lux SARL
Term Loan B, 4.81%, (3M LIBOR + 2.50%), 03/16/25 (b)	3,805	3,804
Unitymedia Finance LLC
Term Loan B, 4.41%, (3M LIBOR + 2.25%), 09/30/25 (b)	2,880	2,882
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.16%, (3M LIBOR + 2.00%), 05/24/23 (b)	1,900	1,901
UPC Financing Partnership
Term Loan AR, 4.66%, (3M LIBOR + 2.50%), 01/15/26 (b)	5,247	5,243
Veritas Bermuda Ltd.
Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/27/23 (b)	454	442
		167,141
Health Care 13.3%
ADMI Corp.
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 04/06/24 (b)	2,863	2,876
Air Methods Corp.
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 04/12/24 (b)	959	872
Alliance Healthcare Services Inc.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 10/20/23 (b)	2,443	2,456
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (b)	2,399	2,310
Alvogen Pharma US Inc.
Term Loan B, 6.83%, (3M LIBOR + 4.75%), 04/22/22 (b)	4,918	4,955
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (b)	8,926	9,001
ATI Holdings Acquisition Inc.
Term Loan, 5.65%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (b)	3,526	3,543
	Shares/Par[1]	Value ($)
BPA Laboratories Inc.
1st Lien Term Loan, 8.08%, (3M LIBOR + 5.75%), 04/29/20 (b) (e) (h)	1,028	1,007
2nd Lien Term Loan, 10.08%, (3M LIBOR + 7.75%), 04/29/20 (b) (h)	894	825
Catalent Pharma Solutions Inc.
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 05/08/21 (b)	3,566	3,587
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	15,706	15,741
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,995	2,007
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (b)	3,555	3,576
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.25%), 01/27/21 (b)	4,435	4,376
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (b)	5,544	5,577
DaVita Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 06/20/21 (b)	2,504	2,511
Diplomat Pharmacy Inc.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 12/31/24 (b)	1,458	1,463
DJO Finance LLC
Term Loan, 5.33%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,846	1,844
Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,860	1,859
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (b)	4,675	4,704
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (b)	10,648	10,641
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (b)	2,233	2,243
ExamWorks Group Inc.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 07/27/23 (b)	3,641	3,667
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (b)	6,448	6,520
GHX Ultimate Parent Corp.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (b)	2,923	2,927
Global Medical Response Inc.
Term Loan B-1, 5.38%, (3M LIBOR + 3.25%), 04/28/22 (b)	7,129	7,013
Greatbatch Ltd.
1st Lien Term Loan B, 5.14%, (3M LIBOR + 3.00%), 10/27/22 (b)	3,549	3,569
HCA Inc.
Term Loan B-10, 4.08%, (3M LIBOR + 2.00%), 03/07/25 (b)	1,493	1,503
Jaguar Holding Co. II
Term Loan, 4.74%, (3M LIBOR + 2.50%), 08/18/22 (b)	10,249	10,254
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (b) (d)	1,000	1,003
1st Lien Term Loan, 7.25%, (3M LIBOR + 5.00%), 06/21/25 (b)	1,800	1,805
Kinetic Concepts Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (b)	5,555	5,585
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (b)	11,211	11,231
Ortho-Clinical Diagnostics SA
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 06/01/25 (b)	8,708	8,737

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Parexel International Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 08/06/24 (b)	8,338	8,278
PharMerica Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.50%), 09/25/24 (b)	2,870	2,888
Prestige Brands Inc.
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 01/20/24 (b)	3,307	3,306
Prospect Medical Holdings Inc.
Term Loan B, 7.63%, (3M LIBOR + 5.50%), 02/12/24 (b)	3,242	3,274
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.59%, (3M LIBOR + 4.25%), 06/28/25 (b)	1,350	1,357
RadNet Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 06/30/23 (b)	2,244	2,257
Term Loan, 7.75%, (3M Prime Rate + 2.75%), 06/30/23 (b)	31	31
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (b)	19	19
Term Loan B, 4.90%, (3M LIBOR + 2.75%), 06/30/24 (b)	5,906	5,941
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (b) (d)	1,000	1,007
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (b)	3,142	3,164
Surgery Center Holdings Inc.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 06/18/24 (b)	4,137	4,134
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (b)	8,471	8,175
U.S. Anesthesia Partners Inc.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 06/16/24 (b)	5,446	5,473
U.S. Renal Care Inc.
Term Loan B, 6.64%, (3M LIBOR + 4.25%), 11/17/22 (b)	5,193	5,050
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	9,975	10,023
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (b)	2,700	2,720
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 08/10/25 (b) (d)	3,000	3,022
Vizient Inc.
Term Loan B-4, 4.83%, (3M LIBOR + 2.75%), 02/13/23 (b)	1,892	1,897
		223,804
Industrials 13.4%
Accudyne Industries LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 08/02/24 (b)	3,282	3,292
Advanced Disposal Services Inc.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 11/10/23 (b)	5,225	5,241
AI Mistral Holdco Ltd.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/26/24 (b)	2,216	2,211
Allflex Holdings III Inc.
1st Lien Term Loan, 5.59%, (6M LIBOR + 3.25%), 06/15/20 (b)	3,645	3,651
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (b) (d)	1,800	1,803
Altran Technologies SA
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 01/31/25 (b)	5	5
Term Loan B, 4.59%, (3M LIBOR + 2.25%), 01/31/25 (b)	1,985	1,984
American Airlines Inc.
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 04/28/23 (b)	1,764	1,753
	Shares/Par[1]	Value ($)
Incremental Term Loan, 4.16%, (3M LIBOR + 2.00%), 12/14/23 (b)	2,842	2,822
Term Loan B, 3.98%, (3M LIBOR + 1.75%), 06/11/25 (b)	4,802	4,702
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (b)	11,398	11,431
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (b)	1,075	1,081
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	5,573	5,605
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (b)	17	17
Brickman Group Ltd. LLC
1st Lien Term Loan B, 4.69%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (b)	3,808	3,822
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (b)	4,897	4,956
Builders FirstSource Inc.
Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (b)	3,522	3,521
Cortes NP Acquisition Corp.
Term Loan B, 6.31%, (3M LIBOR + 4.00%), 11/30/23 (b)	6,740	6,760
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/25/22 (b)	4,772	4,800
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 5.08%, (3M LIBOR + 3.00%), 01/09/25 (b)	242	242
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,247	2,245
Electrical Components International Inc.
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (b)	2,244	2,258
Element Materials Technology Group US Holdings Inc.
Term Loan B, 5.58%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (b)	2,695	2,707
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (b)	2,293	2,261
EWT Holdings III Corp.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 12/13/24 (b)	2,330	2,340
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (b)	4,477	4,506
Gardner Denver Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 07/30/24 (b)	4,632	4,654
Garrett LX III SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/22/25 (b) (d) (e)	1,500	1,500
Gates Global LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/01/24 (b)	7,500	7,540
GFL Environmental Inc.
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/11/25 (b)	2,260	2,262
Harbor Freight Tools USA Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 08/16/23 (b)	5,312	5,314
Hillman Group Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.50%), 05/16/25 (b) (d)	1,654	1,634
Term Loan B, 5.83%, (1M LIBOR + 3.50%), 05/16/25 (b)	1,941	1,918
IBC Capital Ltd.
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 09/11/23 (b)	1,343	1,351
Janus International Group LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/07/25 (b) (d)	1,000	988
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 02/07/25 (b)	1,893	1,869

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
L&W Inc.
Term Loan B, 6.21%, (1M LIBOR + 4.00%), 05/18/25 (b)	1,706	1,721
Milacron LLC
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (b)	2,732	2,732
Minimax GmbH & Co. KG
Term Loan B-1C, 5.08%, (3M LIBOR + 3.00%), 06/18/25 (b)	1,350	1,360
Navistar Financial Corp.
Term Loan B, 5.87%, (1M LIBOR + 3.75%), 07/25/25 (b)	3,275	3,287
Navistar International Corp.
1st Lien Term Loan B, 5.64%, (3M LIBOR + 3.50%), 11/01/24 (b)	4,129	4,148
NCI Building Systems Inc.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 01/26/25 (b)	1,493	1,493
Pelican Products Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 04/18/25 (b) (d)	1,000	1,002
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 04/18/25 (b)	1,796	1,798
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,654	1,666
PODS LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 2.75%), 11/21/24 (b)	3,133	3,139
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (b)	11,677	11,727
Reece Ltd.
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 06/01/25 (b)	2,693	2,697
Rexnord LLC
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 08/21/24 (b)	4,911	4,932
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.50%), 02/14/25 (b)	1,791	1,775
2nd Lien Term Loan, 10.13%, (3M LIBOR + 8.00%), 02/14/26 (b)	450	432
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 02/11/21 (b)	6,758	6,759
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 01/26/25 (b)	2,264	2,243
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (b)	10,307	10,340
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (b)	7,313	7,098
Trans Union LLC
Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 04/09/23 (b)	4,789	4,796
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 06/12/25 (b)	559	560
TransDigm Inc.
Term Loan G, 4.58%, (3M LIBOR + 2.50%), 08/22/24 (b)	5,552	5,565
Term Loan E, 4.74%, (3M LIBOR + 2.50%), 05/14/25 (b)	4,015	4,024
U.S. Security Associates Holdings Inc.
Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/26/23 (b)	1,883	1,882
USI Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (b)	7,088	7,082
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (b)	4,670	4,693
VC GB Holdings Inc.
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 02/28/24 (b)	2,217	2,223
	Shares/Par[1]	Value ($)
Ventia Deco LLC
Term Loan B, 5.83%, (3M LIBOR + 3.50%), 05/21/22 (b)	1,651	1,662
Vouvray US Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 01/26/24 (b) (d)	997	995
West Corp.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 10/03/24 (b) (d)	—	—
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (b)	5,961	5,938
		224,815
Information Technology 13.0%
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (b)	8,172	8,173
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (b)	1,940	1,917
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (b)	7,662	7,686
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (b)	2,144	2,154
AppLovin Corp.
Term Loan B, 6.06%, (3M LIBOR + 3.75%), 07/13/26 (b)	2,594	2,612
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (b)	1,235	1,241
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (b)	1,791	1,806
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (b)	4,085	4,108
BMC Software Finance Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 09/10/22 (b)	3,995	4,035
Term Loan B, 0.00%, (3M LIBOR + 4.135%), 06/30/25 (b) (d)	5,995	6,051
Cvent Inc.
1st Lien Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/24 (b)	2,478	2,474
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.08%, (1M LIBOR + 3.00%), 03/30/24 (b)	3,244	3,256
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (b)	15,076	15,105
DigiCert Inc.
Term Loan B-1, 6.83%, (3M LIBOR + 4.75%), 09/19/24 (b)	4,254	4,258
DTI Holdco Inc.
Term Loan B, 6.95%, (1M LIBOR + 4.75%), 09/29/23 (b)	2,556	2,477
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (b)	2,615	2,629
EVO Payments International LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 12/22/23 (b)	2,955	2,975
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (d)	9,163	9,138
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (b)	15,113	15,119
GlobalLogic Holdings Inc.
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 07/27/25 (b)	2,187	2,204
Go Daddy Operating Co. LLC
Term Loan, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (b)	5,179	5,198
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (b)	4,189	4,153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Infor US Inc.
Term Loan B-6, 4.83%, (3M LIBOR + 2.75%), 02/07/22 (b)	5,169	5,181
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (b) (d)	1,460	1,466
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (b)	14	14
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (b)	5,503	5,527
Lumentum Holdings
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/07/25 (b) (d)	675	681
MA FinanceCo. LLC
Term Loan B-3, 4.58%, (3M LIBOR + 2.50%), 04/19/24 (b)	841	838
McAfee LLC
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 09/20/24 (b)	4,450	4,485
MH Sub I LLC
1st Lien Term Loan, 5.92%, (3M LIBOR + 3.75%), 08/09/24 (b)	3,927	3,951
MLN US HoldCo LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 07/13/25 (b) (d)	1,720	1,735
NaviHealth Inc.
Term Loan B, 7.10%, (3M LIBOR + 5.00%), 08/01/25 (b)	2,700	2,592
NeuStar Inc.
Term Loan B-3, 4.57%, (3M LIBOR + 2.50%), 01/08/20 (b)	479	479
Term Loan B-4, 5.57%, (3M LIBOR + 3.50%), 08/08/24 (b)	2,773	2,775
ON Semiconductor Corp.
1st Lien Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/31/23 (b)	2,666	2,668
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (b)	2,700	2,700
Presidio Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 02/02/24 (b)	12	12
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 02/02/24 (b)	50	50
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 02/02/24 (b)	2,731	2,736
PSAV Holdings LLC
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 02/23/25 (b)	858	851
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 02/23/25 (b)	2,236	2,220
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.00%), 11/03/23 (b)	8,565	8,449
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (b)	6,421	6,404
Riverbed Technology Inc.
Term Loan, 5.33%, (3M LIBOR + 3.25%), 04/22/22 (b)	2,156	2,153
Seattle Spinco Inc.
Term Loan B-3, 4.58%, (3M LIBOR + 2.50%), 04/19/24 (b)	5,677	5,662
Sirius Computer Solutions Inc.
Term Loan, 6.49%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,600	1,606
Skillsoft Corp.
1st Lien Term Loan, 6.99%, (1M LIBOR + 4.75%), 04/22/21 (b)	2,081	1,975
2nd Lien Term Loan, 10.33%, (6M LIBOR + 8.25%), 04/22/22 (b)	549	464
2nd Lien Term Loan, 10.33%, (1M LIBOR + 8.25%), 04/22/22 (b)	451	382
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (b)	4,808	4,827
	Shares/Par[1]	Value ($)
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (b)	3,778	3,781
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (b)	9,733	9,740
SurveyMonkey Inc.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 04/06/24 (b)	2,790	2,793
TriTech Software Systems
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/16/25 (b)	2,805	2,818
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (b)	5,400	5,431
Veritas Bermuda Ltd.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 01/27/23 (b)	1,370	1,333
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (b)	2,025	2,033
Western Digital Corp.
Term Loan B-4, 3.82%, (3M LIBOR + 1.75%), 04/29/23 (b)	5,374	5,379
WEX Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 06/30/24 (b)	2,639	2,647
		217,607
Materials 10.1%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 10/31/23 (b)	3,805	3,792
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (b)	5,928	5,997
Ball Metalpack Finco LLC
1st Lien Term Loan B, 6.58%, (3M LIBOR + 4.50%), 07/25/25 (b)	1,709	1,724
Berry Global Inc.
Term Loan S, 3.94%, (3M LIBOR + 1.75%), 02/02/20 (b)	3,459	3,459
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (b) (d)	3,810	3,824
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	8,680	8,669
Caraustar Industries Inc.
Term Loan B, 7.83%, (3M LIBOR + 5.50%), 03/09/22 (b)	2,955	2,980
Composite Resins Holding BV
Term Loan B, 6.35%, (3M LIBOR + 4.25%), 06/27/25 (b) (e)	2,354	2,366
Consolidated Container Co. LLC
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (b)	3,163	3,172
Cyanco Intermediate Corp.
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 03/07/25 (b)	1,343	1,351
Emerald Performance Materials LLC
1st Lien Term Loan, 5.58%, (1M LIBOR + 3.50%), 07/23/21 (b)	1,622	1,633
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.00%), 12/15/23 (b)	5,945	5,938
Flint Group US LLC
Term Loan B-8, 5.34%, (1M LIBOR + 3.00%), 09/07/21 (b)	985	942
Gemini HDPE LLC
Term Loan B, 4.85%, (3M LIBOR + 2.50%), 08/04/24 (b)	3,559	3,576
GYP Holdings III Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 05/15/25 (b)	2,244	2,236
Houghton International Inc.
Term Loan B, 5.33%, (1M LIBOR + 3.25%), 12/13/19 (b)	2,168	2,164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 10.58%, (3M LIBOR + 8.50%), 12/20/20 (b)	1,000	999
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (b)	2,239	2,251
2nd Lien Term Loan, 8.83%, (3M LIBOR + 6.75%), 02/15/26 (b) (e)	1,530	1,519
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (b)	3,623	3,517
Kraton Polymers LLC
Term Loan, 4.58%, (3M LIBOR + 2.50%), 03/03/25 (b)	835	837
MacDermid Inc.
Term Loan B-7, 4.58%, (3M LIBOR + 2.50%), 06/07/20 (b)	1,071	1,074
Term Loan B-6, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (b)	4,299	4,322
Nexeo Solutions LLC
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,149	1,154
Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,108	1,113
Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,165	1,170
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (b)	1,791	1,816
Onex TSG Holdings II Corp.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 07/31/22 (b)	1,734	1,747
Plaskolite Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 11/03/22 (b) (d)	1,000	1,000
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 11/03/22 (b)	1,795	1,796
Polymer Additives Inc.
1st Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 07/25/25 (b) (e)	1,794	1,758
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (b)	4,070	4,072
Prince Minerals Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 03/20/25 (b)	819	792
2nd Lien Term Loan, 10.51%, (3M LIBOR + 7.75%), 03/22/26 (b)	250	231
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (b)	2,786	2,773
Proampac PG Borrower LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 11/18/23 (b) (d)	2,000	2,006
1st Lien Term Loan, 5.68%, (3M LIBOR + 3.50%), 11/18/23 (b)	888	890
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 11/18/23 (b)	550	552
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 11/18/23 (b)	1,009	1,013
Quikrete Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 11/03/23 (b)	9,202	9,219
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (b)	16,388	16,459
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (b) (d) (e)	5,465	5,479
SIG Combibloc US Acquisition Inc.
Term Loan, 4.83%, (1M Prime Rate + 1.75%), 02/03/22 (b)	5,581	5,587
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (b)	2,244	2,261
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (b) (d)	5,760	5,783
	Shares/Par[1]	Value ($)
Tank Holding Corp.
Term Loan B, 5.60%, (3M LIBOR + 3.50%), 03/16/22 (b)	680	680
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 03/16/22 (b)	113	113
Term Loan B, 6.01%, (3M LIBOR + 3.50%), 03/22/22 (b)	73	73
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 11/29/23 (b)	3,224	3,235
1st Lien Delayed Draw Term Loan, 6.10%, (3M LIBOR + 3.75%), 11/30/23 (b)	324	325
1st Lien Delayed Draw Term Loan, 7.75%, (3M Prime Rate + 2.75%), 11/30/23 (b)	1	1
Trident TPI Holdings Inc.
Term Loan B-1, 5.33%, (3M LIBOR + 3.25%), 10/05/24 (b)	1,816	1,808
Trinseo Materials Operating SCA
Term Loan, 4.08%, (3M LIBOR + 2.00%), 09/06/24 (b)	3,118	3,129
Tronox Blocked Borrower LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 09/15/24 (b)	1,987	1,993
Tronox Finance LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 09/11/24 (b)	4,586	4,600
Univar Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 07/01/24 (b)	7,672	7,684
Venator Materials Corp.
Term Loan B, 5.08%, (1M LIBOR + 3.00%), 06/28/24 (b)	1,485	1,489
Wilsonart LLC
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 12/19/23 (b)	5,772	5,791
Zep Inc.
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 08/11/24 (b)	792	752
		168,686
Real Estate 1.3%
Capital Automotive LP
1st Lien Term Loan, 4.58%, (1M LIBOR + 2.50%), 03/21/24 (b)	6,751	6,759
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (b)	4,087	4,169
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (b)	5,521	5,525
VICI Properties 1 LLC
Term Loan B, 4.21%, (3M LIBOR + 2.00%), 12/13/24 (b)	4,864	4,870
		21,323
Utilities 1.1%
Calpine Construction Finance Co. LP
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 01/15/25 (b)	3,210	3,210
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (b)	4,465	4,463
Term Loan B-6, 4.84%, (3M LIBOR + 2.50%), 01/15/23 (b)	778	778
NRG Energy Inc.
Term Loan B, 4.08%, (3M LIBOR + 1.75%), 06/14/23 (b)	4,466	4,468
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 12/11/25 (b)	983	984
1st Lien Term Loan B-3, 4.16%, (3M LIBOR + 2.00%), 12/11/25 (b)	2,707	2,710
Vistra Operations Co. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 12/14/23 (b)	1,552	1,556
		18,169
Total Senior Loan Interests (cost $1,644,574)		1,634,834
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Litigation Stub - Class A (f) (h) (i)	2	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Paragon Offshore Litigation Stub - Class B (f) (h) (i)	1	41
Paragon Offshore Ltd. Escrow (e) (f) (i)	8	—
Total Other Equity Interests (cost $17)		43
COMMON STOCKS 0.3%
Consumer Discretionary 0.0%
Caesars Entertainment Corp. (f)	27	282
Energy 0.1%
Alpha Natural Resources Holdings Inc. (f)	6	226
Ocean Rig UDW Inc. (f)	40	1,385
		1,611
Financials 0.2%
AFG Holdings Inc. (e) (f) (h)	39	2,233
Freedom Group Inc. (e) (f) (h)	57	654
		2,887
Materials 0.0%
ANR Inc. - Class C-1 (f)	23	856
Total Common Stocks (cost $7,449)		5,636
WARRANTS 0.0%
AFG Holdings Inc. (e) (f) (h)	5	45
Total Warrants (cost $0)		45
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (j) (k)	58,829	58,829
Total Short Term Investments (cost $58,829)		58,829
Total Investments 104.3% (cost $1,758,081)		1,746,703
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (4.3)%		(71,740)
Total Net Assets 100.0%		1,674,957

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $28,263 and 1.7%, respectively.

(d) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

GFL Environmental Inc. – Delayed Draw Term Loan	283	(1)
GlobalLogic Holdings Inc. – Delayed Draw Term Loan	316	(1)
ICSH Inc. – Delayed Draw Term Loan	75	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan*	352	(1)
	1,026	(3)

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(44)	December 2018	(5,278)	(1)	51
U.S. Treasury Note, 5-Year	(83)	December 2018	(9,392)	(5)	57
				(6)	108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	6,732	6,845
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,046	1,068
Series 2012-B-2, 5.50%, 10/29/20	1,288	1,315
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,020	4,041
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,086)		13,269
CORPORATE BONDS AND NOTES 85.4%
Communication Services 13.8%
Altice Luxembourg SA
8.13%, 02/01/27 (a)	7,600	7,825
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (b)	9,153	8,789
CB Escrow Corp.
8.00%, 10/15/25 (a)	8,000	7,460
CCO Holdings LLC
5.13%, 02/15/23	5,000	5,017
5.38%, 05/01/25 (a)	8,000	7,943
5.13%, 05/01/23 - 05/01/27 (a)	21,000	20,100
5.88%, 05/01/27 (a)	6,000	5,943
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	2,107
5.63%, 04/01/25 (b)	10,000	9,774
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	3,677
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,152
DISH DBS Corp.
5.13%, 05/01/20	3,000	3,028
5.00%, 03/15/23 (b)	7,000	6,352
7.75%, 07/01/26 (b)	3,000	2,842
Frontier Communications Corp.
11.00%, 09/15/25	9,000	7,014
8.50%, 04/01/26 (a)	3,502	3,312
7.88%, 01/15/27	2,000	1,178
9.00%, 08/15/31	3,000	1,913
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	991
5.50%, 09/15/24 (a)	3,000	3,036
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	2,830
6.63%, 08/01/26	2,896	2,806
iHeartCommunications Inc.
0.00%, 03/01/21 (c) (d)	10,857	8,085
0.00%, 03/01/21 (a) (c) (d)	2,143	1,467
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	3,039
5.50%, 08/01/23	8,000	7,370
8.50%, 10/15/24 (a)	8,403	8,490
9.75%, 07/15/25 (a)	5,000	5,303
Level 3 Communications Inc.
5.75%, 12/01/22 (b)	5,000	5,053
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,467
4.88%, 11/01/24 (a)	7,042	6,919
5.63%, 03/15/26 (a)	2,753	2,787
MDC Partners Inc.
6.50%, 05/01/24 (a) (b)	7,046	6,234
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (e)	7,626	7,712
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,044	5,865
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	9,588
Numericable Group SA
6.25%, 05/15/24 (a)	3,000	2,959
Radiate Holdco LLC
6.63%, 02/15/25 (a) (b)	2,461	2,305
	Shares/Par[1]	Value ($)
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,784
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	2,000	1,952
5.13%, 02/15/27 (a)	3,500	3,227
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	8,923
5.00%, 08/01/27 (a)	4,000	3,846
Sprint Capital Corp.
6.88%, 11/15/28	6,000	6,039
Sprint Corp.
7.13%, 06/15/24	15,000	15,576
7.63%, 02/15/25	3,000	3,184
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	4,000	4,154
6.00%, 11/15/22	4,000	4,080
Telecom Italia Capital SA
6.00%, 09/30/34	3,214	3,065
Telesat Canada
8.88%, 11/15/24 (a)	5,591	5,989
T-Mobile USA Inc.
4.00%, 04/15/22 (b)	2,000	1,997
6.50%, 01/15/24	5,000	5,195
6.00%, 04/15/24	2,000	2,075
5.13%, 04/15/25	5,000	5,047
5.38%, 04/15/27	2,000	1,995
4.75%, 02/01/28	3,001	2,821
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	3,000	3,053
Univision Communications Inc.
5.13%, 02/15/25 (a) (b)	5,263	4,921
Windstream Services LLC
6.38%, 08/01/23 (a)	5,398	2,855
Zayo Group LLC
6.00%, 04/01/23	9,111	9,396
		305,906
Consumer Discretionary 13.3%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	14,209	13,618
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (b)	4,000	4,006
Altice SA
7.63%, 02/15/25 (a) (b)	6,000	5,455
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (b)	2,500	2,492
6.50%, 04/01/27	7,000	6,934
ARAMARK Services Inc.
5.13%, 01/15/24	849	858
4.75%, 06/01/26	4,571	4,487
5.00%, 02/01/28 (a)	1,896	1,860
Beazer Homes USA Inc.
5.88%, 10/15/27	2,772	2,357
Churchill Downs Inc.
4.75%, 01/15/28 (a)	6,223	5,825
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	3,189	2,992
Delta Merger Sub Inc.
6.00%, 09/15/26 (a)	2,104	2,131
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (a)	1,997	1,957
Gibson Brands Inc.
0.00%, 08/01/18 (a) (b) (c) (d)	12,000	10,440
GLP Capital LP
5.38%, 04/15/26	6,987	7,095
Golden Nugget Inc.
6.75%, 10/15/24 (a)	5,000	5,071
8.75%, 10/01/25 (a)	4,000	4,186
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (b)	3,000	2,824
4.88%, 03/15/27 (b)	2,513	2,309
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	2,919
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	10,222	9,878

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,187
JC Penney Corp. Inc.
5.88%, 07/01/23 (a) (b)	6,000	5,292
KB Home
7.63%, 05/15/23	5,000	5,372
KFC Holding Co.
5.25%, 06/01/26 (a)	1,827	1,821
4.75%, 06/01/27 (a)	5,872	5,651
L Brands Inc.
5.25%, 02/01/28 (b)	6,000	5,166
Lennar Corp.
4.13%, 01/15/22	2,000	1,987
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,208
Marriott International Inc.
6.50%, 09/15/26 (a)	2,399	2,462
Mattamy Group Corp.
6.50%, 10/01/25 (a) (b)	725	703
Men's Wearhouse Inc.
7.00%, 07/01/22 (b)	4,863	5,009
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	6,000	5,879
National Football League Inc.
3.31%, 10/05/27 (f) (g)	3,200	3,071
3.38%, 10/05/27 (f) (g)	1,800	1,737
National Football League Reciprocal Trust
3.96%, 10/05/28 (f) (g)	11,800	11,932
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	3,251	3,277
Neiman Marcus Group Ltd. Inc.
9.50%, 10/15/21 (a) (h)	8,000	5,283
Nemak SAB de CV
4.75%, 01/23/25 (a)	8,781	8,602
Netflix Inc.
5.75%, 03/01/24	5,000	5,128
5.88%, 11/15/28 (a)	8,000	7,994
New Cotai LLC
10.63%, 05/01/19 (a) (h)	12,800	12,540
PetSmart Inc.
8.88%, 06/01/25 (a) (b)	8,000	5,770
Sally Holdings LLC
5.63%, 12/01/25 (b)	9,085	8,674
Sands China Ltd.
5.13%, 08/08/25 (a) (i)	4,901	4,900
5.40%, 08/08/28 (a) (b) (i)	7,461	7,421
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (h)	1,600	1,585
5.25%, 09/15/23 (a) (h)	1,142	1,107
5.50%, 09/15/26 (a) (h)	3,000	2,824
Scientific Games International Inc.
10.00%, 12/01/22	3,000	3,178
5.00%, 10/15/25 (a)	11,919	11,327
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,144
Sotheby's
4.88%, 12/15/25 (a)	10,000	9,551
Stars Group Holdings BV
7.00%, 07/15/26 (a)	4,092	4,225
Station Casinos LLC
5.00%, 10/01/25 (a)	5,000	4,794
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	5,965	5,741
Williams Scotsman International Inc.
6.88%, 08/15/23 (a)	2,906	2,884
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,528
Wyndham Destinations Inc.
4.15%, 04/01/24 (j)	5,000	4,863
		293,511
Consumer Staples 3.9%
BAT Capital Corp.
4.39%, 08/15/37 (a)	8,000	7,448
4.54%, 08/15/47 (a)	8,000	7,357
	Shares/Par[1]	Value ($)
Cott Holdings Inc.
5.50%, 04/01/25 (a)	3,452	3,369
Coty Inc.
6.50%, 04/15/26 (a) (b)	6,000	5,607
High Ridge Brands Co.
8.88%, 03/15/25 (g) (k)	2,995	1,449
JBS Investments GmbH
7.25%, 04/03/24 (a) (b)	10,250	10,480
JBS USA Lux SA
6.75%, 02/15/28 (a)	3,613	3,585
Maple Escrow Subsidiary Inc.
4.60%, 05/25/28 (a)	4,000	4,010
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	12,000	11,710
Minerva Luxembourg SA
5.88%, 01/19/28 (a)	5,081	4,517
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a) (b)	5,594	5,291
Post Holdings Inc.
5.63%, 01/15/28 (a)	6,000	5,783
Sigma Holdco BV
7.88%, 05/15/26 (a)	12,000	11,310
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	4,814
		86,730
Energy 15.7%
Alta Mesa Holdings LP
7.88%, 12/15/24	15,000	14,298
American Energy - Woodford LLC
9.00%, 09/15/22 (f) (g) (k)	5,000	2,150
Andeavor Logistics LP
4.25%, 12/01/27 (b)	1,938	1,897
5.20%, 12/01/47	2,125	2,120
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (a)	6,494	6,450
Bruin E&P Partners LLC
8.88%, 08/01/23 (a)	10,000	10,343
Callon Petroleum Co.
6.38%, 07/01/26	6,000	6,146
Chaparral Energy Inc.
8.75%, 07/15/23 (a)	6,704	6,688
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,065	7,425
5.13%, 06/30/27	13,170	13,199
Cheniere Energy Partners LP
5.25%, 10/01/25	7,000	7,000
5.63%, 10/01/26 (a)	3,352	3,374
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	2,758	2,890
CITGO Holding Inc.
10.75%, 02/15/20 (a)	4,000	4,247
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	3,487	3,480
Continental Resources Inc.
4.50%, 04/15/23	6,000	6,104
3.80%, 06/01/24	2,000	1,961
4.38%, 01/15/28	3,000	2,976
CrownRock LP
5.63%, 10/15/25 (a)	10,000	9,778
Denbury Resources Inc.
7.50%, 02/15/24 (a) (b)	6,000	6,188
Diamondback Energy Inc.
4.75%, 11/01/24 (a)	4,487	4,491
5.38%, 05/31/25	3,000	3,067
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	904	905
5.75%, 01/30/28 (a)	904	904
Energy Transfer Equity LP
4.25%, 03/15/23	4,397	4,379
5.50%, 06/01/27	5,493	5,696
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,697
EP Energy LLC
8.00%, 02/15/25 (a)	15,000	11,483

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EQT Midstream Partners LP
6.50%, 07/15/48 (b)	8,000	8,497
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	5,000	4,906
Gulfport Energy Corp.
6.38%, 05/15/25	4,000	3,948
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	4,364	4,409
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,262
Ithaca Energy Inc.
8.13%, 07/01/19 (a)	3,000	2,993
Jones Energy Holdings LLC
9.25%, 03/15/23	3,232	1,990
Nabors Industries Inc.
5.50%, 01/15/23 (b)	8,000	7,886
5.75%, 02/01/25	4,990	4,782
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	667	664
Noble Holding International Ltd.
7.88%, 02/01/26 (a)	8,000	8,299
Oasis Petroleum Inc.
6.25%, 05/01/26 (a) (b)	6,000	6,115
Parsley Energy LLC
5.25%, 08/15/25 (a)	6,000	5,985
PBF Logistics LP
6.88%, 05/15/23	7,572	7,747
PDC Energy Inc.
5.75%, 05/15/26	4,510	4,292
Precision Drilling Corp.
5.25%, 11/15/24 (b)	4,000	3,833
7.13%, 01/15/26 (a)	7,206	7,405
Rowan Cos. Inc.
4.88%, 06/01/22	5,000	4,806
7.38%, 06/15/25 (b)	5,000	4,985
SESI LLC
7.13%, 12/15/21	4,000	4,059
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (a)	5,002	5,157
SM Energy Co.
5.00%, 01/15/24	3,000	2,935
Southwestern Energy Co.
7.50%, 04/01/26 (b)	5,000	5,244
7.75%, 10/01/27 (b)	3,500	3,701
SRC Energy Inc.
6.25%, 12/01/25	5,565	5,232
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (e)	8,000	7,945
Tesoro Logistics LP
6.25%, 10/15/22	2,236	2,304
Transocean Guardian Ltd.
5.88%, 01/15/24 (a)	2,232	2,257
Transocean Inc.
7.50%, 01/15/26 (a)	3,713	3,833
7.50%, 04/15/31	7,714	7,297
Transocean Pontus Ltd.
6.13%, 08/01/25 (a)	1,051	1,068
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	10,200	10,398
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	4,000	3,963
USA Compression Partners LP
6.88%, 04/01/26 (a)	3,803	3,927
Weatherford International Ltd.
9.88%, 02/15/24 (b)	4,250	4,165
6.50%, 08/01/36	2,000	1,510
Whiting Petroleum Corp.
6.63%, 01/15/26	2,460	2,556
WildHorse Resource Development Corp.
6.88%, 02/01/25	10,762	11,115
WPX Energy Inc.
5.75%, 06/01/26	4,000	4,059
		345,865
	Shares/Par[1]	Value ($)
Financials 11.4%
Acrisure LLC
7.00%, 11/15/25 (a)	9,655	8,995
Ally Financial Inc.
4.13%, 02/13/22	3,000	2,993
4.63%, 05/19/22	5,000	5,034
5.75%, 11/20/25 (b)	5,000	5,168
Altice Financing SA
6.63%, 02/15/23 (a)	8,000	8,070
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a) (b)	8,000	7,853
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (e)	1,742	1,744
Barclays Plc
4.97%, 05/16/29 (l) (m)	5,297	5,218
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	2,740	2,879
CIT Group Inc.
4.75%, 02/16/24	5,415	5,418
5.25%, 03/07/25	743	757
6.13%, 03/09/28	784	820
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (b) (e)	8,501	8,690
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (e)	3,520	3,472
7.25%, (callable at 100 beginning 09/12/25) (e) (g) (k)	10,341	10,381
Dana Financing Luxembourg SARL
6.50%, 06/01/26 (a)	6,000	6,120
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	4,272	4,400
7.13%, 06/15/24 (a) (b)	6,728	7,216
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (h)	2,103	2,130
Financial & Risk US Holdings Inc.
8.25%, 11/15/26 (a)	7,295	7,250
GLP Capital LP
5.30%, 01/15/29	4,997	5,007
Goldman Sachs Group Inc.
4.22%, 05/01/29	6,000	5,914
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,710
Icahn Enterprises LP
6.38%, 12/15/25	11,956	12,002
Intelsat Connect Finance SA
9.50%, 02/15/23 (a)	5,504	5,489
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,496
James Hardie International Finance DAC
4.75%, 01/15/25 (a)	941	910
5.00%, 01/15/28 (a)	3,608	3,405
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	10,000	10,231
4.01%, 04/23/29	6,000	5,889
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,023
5.38%, 01/15/24	5,000	5,009
5.25%, 03/15/26	8,000	7,880
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (a)	7,000	7,173
Navient Corp.
6.75%, 06/15/26	4,383	4,341
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	3,000	2,932
Nordic Aviation Capital A/S
4.61%, 02/22/23 (f) (g)	4,000	3,899
4.84%, 02/22/25 (f) (g)	4,000	3,865
5.02%, 02/22/28 (f) (g)	4,000	3,795
SLM Corp.
5.50%, 01/25/23	10,433	10,409
Springleaf Finance Corp.
7.13%, 03/15/26	5,578	5,567

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Stena International SA
5.75%, 03/01/24 (a)	4,156	3,890
Toll Brothers Finance Corp.
4.88%, 03/15/27	8,019	7,675
Vertiv Intermediate Holding Corp.
12.00%, 02/15/22 (a) (h)	10,500	10,730
Washington Mutual Bank
0.00%, 06/15/11 (c) (d)	1,500	—
ZF North America Capital Inc.
4.75%, 04/29/25 (a)	2,722	2,722
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	5,478
		252,049
Health Care 9.8%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	1,029	990
Centene Corp.
4.75%, 05/15/22	2,278	2,306
6.13%, 02/15/24	6,184	6,501
4.75%, 01/15/25	3,146	3,135
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	7,487	7,674
Charles River Laboratories International Inc.
5.50%, 04/01/26 (a)	3,684	3,751
Community Health Systems Inc.
8.63%, 01/15/24 (a)	3,030	3,146
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a)	10,000	9,782
CVS Health Corp.
4.30%, 03/25/28	8,000	7,932
4.78%, 03/25/38	3,753	3,738
Endo Finance LLC
5.38%, 01/15/23 (a)	7,500	6,638
6.00%, 07/15/23 (a)	4,000	3,556
HCA Inc.
4.25%, 10/15/19	2,142	2,169
6.50%, 02/15/20	1,858	1,933
5.25%, 06/15/26	12,012	12,339
5.38%, 02/01/25 - 09/01/26	13,694	13,962
4.50%, 02/15/27	8,000	7,821
5.63%, 09/01/28	2,774	2,787
5.50%, 06/15/47	3,871	3,924
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	2,583	2,527
Hologic Inc.
4.38%, 10/15/25 (a)	5,634	5,384
Iqvia Ltd.
5.00%, 10/15/26 (a)	2,375	2,330
MEDNAX Inc.
5.25%, 12/01/23 (a)	2,811	2,815
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,108
Mylan Inc.
4.55%, 04/15/28 (a) (b)	3,729	3,629
5.20%, 04/15/48 (a)	6,000	5,572
Prestige Brands Inc.
6.38%, 03/01/24 (a) (b)	859	870
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,795
8.13%, 04/01/22	6,116	6,443
6.75%, 06/15/23 (b)	6,000	5,984
5.13%, 05/01/25 (b)	8,000	7,873
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (a) (b)	8,141	7,068
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	3,000	3,057
6.50%, 03/15/22 (a)	975	1,014
5.50%, 03/01/23 - 11/01/25 (a)	7,556	7,459
5.88%, 05/15/23 (a)	1,953	1,897
7.00%, 03/15/24 (a)	2,924	3,092
6.13%, 04/15/25 (a)	20,907	19,897
Verscend Escrow Corp.
9.75%, 08/15/26 (a)	2,696	2,781
	Shares/Par[1]	Value ($)
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,327
5.38%, 08/15/26 (a)	2,073	2,110
		216,116
Industrials 5.2%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	3,776	3,756
Advanced Disposal Services Inc.
5.63%, 11/15/24 (a)	5,000	5,049
AECOM
5.13%, 03/15/27	3,000	2,925
Aircastle Ltd.
4.13%, 05/01/24	6,931	6,797
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	3,982
ARD Securities Finance SARL
8.50%, 01/31/23 (a) (h)	2,091	2,091
Ashtead Capital Inc.
4.13%, 08/15/25 (a)	3,386	3,217
5.25%, 08/01/26 (a)	4,955	5,011
4.38%, 08/15/27 (a)	3,805	3,615
Bombardier Inc.
5.75%, 03/15/22 (a)	2,000	2,010
6.00%, 10/15/22 (a)	4,000	4,009
6.13%, 01/15/23 (a)	1,872	1,884
7.50%, 12/01/24 (a)	7,000	7,377
Builders FirstSource Inc.
5.63%, 09/01/24 (a)	588	566
Global Ship Lease Inc.
9.88%, 11/15/22 (a)	2,743	2,726
Hertz Corp.
7.63%, 06/01/22 (a)	3,000	2,962
5.50%, 10/15/24 (a) (b)	4,727	3,924
Multi-Color Corp.
4.88%, 11/01/25 (a)	3,111	2,909
Navistar International Corp.
6.63%, 11/01/25 (a)	8,406	8,744
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (a)	7,956	7,807
5.50%, 02/15/24 (a)	1,044	1,069
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	4,225	4,526
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,409
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	3,000	3,167
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,042	3,734
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	3,642	3,542
United Rentals North America Inc.
4.88%, 01/15/28	16,008	15,034
		113,842
Information Technology 2.1%
CDK Global Inc.
5.88%, 06/15/26 (b)	3,079	3,175
CommScope Technologies LLC
5.00%, 03/15/27 (a) (b)	6,000	5,803
First Data Corp.
5.00%, 01/15/24 (a)	7,000	7,052
NXP BV
4.13%, 06/01/21 (a)	4,000	4,003
3.88%, 09/01/22 (a)	5,000	4,944
4.63%, 06/01/23 (a)	1,475	1,497
Radiate Holdco LLC
6.88%, 02/15/23 (a)	4,000	3,846
Sanmina Corp.
4.38%, 06/01/19 (a)	8,397	8,421
Western Digital Corp.
4.75%, 02/15/26	7,467	7,215
		45,956
Materials 7.6%
Anglo American Capital Plc
4.13%, 09/27/22 (a) (b)	4,601	4,604

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
4.88%, 05/14/25 (a)	1,399	1,403
4.75%, 04/10/27 (a)	6,000	5,860
4.50%, 03/15/28 (a)	6,807	6,502
ARD Finance SA
7.88%, 09/15/23 (h)	3,000	3,032
Berry Global Inc.
4.50%, 02/15/26 (a)	7,339	6,972
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,039
BMC East LLC
5.50%, 10/01/24 (a)	939	910
Building Materials Corp. of America
6.00%, 10/15/25 (a)	6,545	6,680
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	4,917
7.25%, 04/15/25 (a)	7,000	6,834
Cemex SAB de CV
5.70%, 01/11/25 (a)	6,000	6,089
CF Industries Inc.
3.45%, 06/01/23 (b)	3,000	2,898
Chemours Co.
5.38%, 05/15/27	3,000	2,895
Crown Americas LLC
4.75%, 02/01/26 (a) (b)	6,000	5,744
Eldorado Gold Corp.
6.13%, 12/15/20 (a) (b)	4,400	4,180
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	5,379	5,339
5.13%, 03/15/23 - 05/15/24 (a) (b)	9,784	9,565
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,916
3.55%, 03/01/22	4,000	3,890
4.55%, 11/14/24 (b)	8,335	8,108
5.40%, 11/14/34	8,000	7,531
FXI Holdings Inc.
7.88%, 11/01/24 (a)	9,000	8,581
Hexion Inc.
10.38%, 02/01/22 (a)	2,300	2,243
Koppers Inc.
6.00%, 02/15/25 (a)	1,614	1,616
NOVA Chemicals Corp.
4.88%, 06/01/24 (a)	1,154	1,111
5.25%, 06/01/27 (a)	5,314	4,947
Olin Corp.
5.13%, 09/15/27 (b)	6,000	5,788
5.00%, 02/01/30	2,304	2,154
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,000	1,980
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,574
Silgan Holdings Inc.
4.75%, 03/15/25	6,596	6,325
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	5,814
Teck Resources Ltd.
8.50%, 06/01/24 (a)	704	771
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	5,352	5,154
		168,966
Real Estate 1.4%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	6,500	5,952
Equinix Inc.
5.38%, 05/15/27	8,387	8,405
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,167
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,021
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,721
4.50%, 09/01/26	4,444	4,214
		30,480
	Shares/Par[1]	Value ($)
Utilities 1.2%
AES Corp.
5.50%, 04/15/25	11,041	11,308
5.13%, 09/01/27	6,000	6,050
Calpine Corp.
5.75%, 01/15/25 (b)	11,000	9,741
		27,099
Total Corporate Bonds And Notes (cost $1,908,387)		1,886,520
SENIOR LOAN INTERESTS 5.1%
Communication Services 0.5%
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (l)	4,641	4,542
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 10/27/24 (l)	670	671
Windstream Services LLC
Term Loan B-6, 6.16%, (3M LIBOR + 4.00%), 03/29/21 (l)	5,788	5,513
		10,726
Consumer Discretionary 2.1%
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (l)	11,860	11,970
Cowlitz Tribal Gaming Authority
Term Loan, 12.72%, (3M LIBOR + 10.50%), 12/01/21 (f) (l)	10,916	11,598
CSC Holdings LLC
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (l)	855	857
Gibson Brands Inc.
Term Loan, 11.12%, (1M LIBOR + 9.00%), 01/03/19 (f) (l)	942	1,130
Term Loan, 11.24%, (1M LIBOR + 9.00%), 01/03/19 (f) (l)	1,921	2,305
Term Loan, 13.25%, (1M Prime Rate + 8.00%), 01/03/19 (f) (l)	316	379
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (l)	685	685
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (l)	6,529	6,554
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 12/24/21 (l)	3,200	3,140
2nd Lien Term Loan, 9.09%, (3M LIBOR + 6.75%), 06/23/23 (l)	677	630
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (l)	2,672	2,696
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (l)	1,476	1,484
2nd Lien Term Loan, 9.58%, (3M LIBOR + 7.50%), 07/26/24 (l)	3,800	3,836
		47,264
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (l)	5,671	5,706
Energy 0.8%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (l)	5,120	5,195
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (f) (l) (n)	6,867	6,867
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (l)	4,128	4,124
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (l)	2,382	2,362
		18,548

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Financials 0.1%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (l)	3,263	3,273
Health Care 0.7%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (l)	5,412	5,210
2nd Lien Term Loan, 9.99%, (3M LIBOR + 7.75%), 08/09/25 (l)	5,390	4,805
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (l)	4,777	4,788
		14,803
Information Technology 0.4%
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (l) (n)	3,181	3,172
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (l)	1,266	1,267
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (l)	3,263	3,265
		7,704
Materials 0.2%
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (f) (l) (n)	4,440	4,451
Total Senior Loan Interests (cost $110,929)		112,475
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
U.S. Treasury Securities 0.6%
U.S. Treasury Bond
2.88%, 11/15/46	2,000	1,880
U.S. Treasury Note
1.25%, 05/31/19	8,000	7,935
1.50%, 08/15/26	4,000	3,573
Total Government And Agency Obligations (cost $13,848)		13,388
PREFERRED STOCKS 0.2%
Financials 0.2%
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (b) (c) (d) (e)	519	2,860
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (b) (e)	100	2,543
Total Preferred Stocks (cost $8,009)		5,403
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (c) (f) (o)	53,443	—
Quicksilver Resources Inc. Escrow (c) (f) (o)	10,557	—
T-Mobile USA Inc. Escrow (c) (f) (o)	3,001	—
T-Mobile USA Inc. Escrow (c) (f) (o)	5,000	—
T-Mobile USA Inc. Escrow (c) (f) (o)	2,000	—
T-Mobile USA Inc. Escrow (c) (f) (o)	2,000	—
T-Mobile USA Inc. Escrow (c) (f) (o)	5,000	—
T-Mobile USA Inc. Escrow (b) (c) (f) (o)	2,000	—
Vantage Drilling Co. Escrow (b) (c) (f) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 4.4%
Communication Services 0.1%
DISH Network Corp. - Class A (c)	80	2,861
Consumer Discretionary 0.9%
Caesars Entertainment Corp. (b) (c)	17	169
Home Interior Gift Inc. (c) (f)	429	—
MGM Resorts International	200	5,582
Michaels Cos. Inc. (c)	225	3,652
Party City Holdco Inc. (b) (c)	105	1,423
ServiceMaster Global Holdings Inc. (c)	140	8,684
		19,510
Consumer Staples 0.2%
B&G Foods Inc. (b)	150	4,118
	Shares/Par[1]	Value ($)
Energy 1.2%
Chaparral Energy Inc. (a) (c)	4	76
Chaparral Energy Inc. - Class A (c)	588	10,352
Chaparral Energy Inc. - Class B (c) (p)	119	2,073
Energy Transfer Partners LP	113	2,504
MPLX LP	87	3,024
Ocean Rig UDW Inc. (c)	105	3,635
Prairie Provident Resources Inc. (a) (c)	224	65
Summit Midstream Partners LP	200	2,860
Titan Energy LLC (c)	75	31
Williams Cos. Inc.	105	2,844
		27,464
Financials 0.5%
JPMorgan Chase & Co.	90	10,156
Health Care 0.2%
Bausch Health Cos. Inc. (c)	200	5,134
Industrials 0.2%
Builders FirstSource Inc. (c)	250	3,670
Information Technology 0.1%
EchoStar Corp. - Class A (c)	70	3,246
New Cotai LLC (c) (f) (g)	—	1
		3,247
Materials 0.9%
First Quantum Minerals Ltd. (b)	20	229
Freeport-McMoRan Inc. - Class B	270	3,758
Huntsman Corp.	250	6,808
Ingevity Corp. (c)	—	2
LyondellBasell Industries NV - Class A	80	8,249
WestRock Co.	—	5
		19,051
Real Estate 0.1%
Outfront Media Inc.	151	3,021
Total Common Stocks (cost $96,436)		98,232
INVESTMENT COMPANIES 1.7%
Eaton Vance Senior Floating-Rate Trust	300	4,218
Invesco Senior Income Trust	805	3,460
Kayne Anderson MLP Investment Co. (b)	199	3,555
PIMCO Floating Rate Strategy Fund	400	4,220
SPDR Barclays High Yield Bond ETF (b)	611	22,039
Total Investment Companies (cost $39,248)		37,492
SHORT TERM INVESTMENTS 11.1%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (q) (r)	30,152	30,152
Securities Lending Collateral 9.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (q) (r)	214,166	214,166
Total Short Term Investments (cost $244,318)		244,318
Total Investments 109.1% (cost $2,434,261)		2,411,097
Other Derivative Instruments 0.0%		35
Other Assets and Liabilities, Net (9.1)%		(200,830)
Total Net Assets 100.0%		2,210,302

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $1,056,975 and 47.8%, respectively.

(b) All or portion of the security was on loan.

(c) Non-income producing security.

(d) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

approved by the JNL Series Trust's Board of Trustees.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Convertible security.

(n) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,879	2,150	0.1
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	10,341	10,381	0.5
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	3,003	1,449	—
		18,223	13,980	0.6

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(216)	December 2018	(31,042)	33	694
U.S. Treasury Note, 10-Year	(327)	December 2018	(39,223)	(10)	382
U.S. Treasury Note, 5-Year	(117)	December 2018	(13,226)	(6)	66
Ultra 10-Year U.S. Treasury Note	(467)	December 2018	(59,586)	—	744
Ultra Long Term U.S. Treasury Bond	(54)	December 2018	(8,488)	18	157
				35	2,043

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.6%
Communication Services 2.5%
Meredith Corp. (a)	193	9,832
Viacom Inc. - Class B	208	7,032
		16,864
Consumer Discretionary 16.3%
American Axle & Manufacturing Holdings Inc. (b)	960	16,739
Best Buy Co. Inc.	114	9,071
Foot Locker Inc.	194	9,890
Helen of Troy Ltd. (b)	110	14,399
Macy's Inc.	307	10,676
Newell Brands Inc.	519	10,534
Penske Automotive Group Inc.	187	8,843
Royal Caribbean Cruises Ltd.	135	17,542
Tupperware Brands Corp.	350	11,707
		109,401
Consumer Staples 4.5%
Campbell Soup Co. (a)	362	13,245
Ingredion Inc.	161	16,899
		30,144
Energy 10.3%
Apache Corp.	143	6,841
Diamond Offshore Drilling Inc. (a) (b)	408	8,160
Helix Energy Solutions Group Inc. (b)	749	7,405
National Oilwell Varco Inc.	160	6,893
Patterson-UTI Energy Inc.	610	10,437
PBF Energy Inc. - Class A	340	16,949
Superior Energy Services Inc. (b)	1,270	12,370
		69,055
Financials 21.6%
Allstate Corp.	140	13,818
American Financial Group Inc.	151	16,779
Bank OZK	391	14,831
Hartford Financial Services Group Inc.	322	16,112
Huntington Bancshares Inc.	1,090	16,263
Janus Henderson Group Plc	568	15,305
Lincoln National Corp.	256	17,321
Reinsurance Group of America Inc.	120	17,347
Sterling Bancorp	55	1,208
TCF Financial Corp.	677	16,119
		145,103
Health Care 8.5%
CIGNA Corp.	61	12,599
Lifepoint Health Inc. (b)	190	12,268
Magellan Health Services Inc. (b)	126	9,064
McKesson Corp.	122	16,197
Owens & Minor Inc.	407	6,720
		56,848
Industrials 13.5%
Avnet Inc.	360	16,135
Delta Air Lines Inc.	233	13,498
Kennametal Inc.	395	17,189
Spirit Aerosystems Holdings Inc. - Class A	184	16,876
Terex Corp.	380	15,166
Textron Inc.	169	12,071
		90,935
Information Technology 7.6%
Belden Inc. (a)	200	14,296
CACI International Inc. - Class A (b)	42	7,716
Leidos Holdings Inc.	144	9,973
Semtech Corp. (b)	230	12,788
Teradyne Inc.	175	6,483
		51,256
Materials 8.8%
Allegheny Technologies Inc. (a) (b)	240	7,092
Berry Global Group Inc. (b)	196	9,470
Nucor Corp.	103	6,510
Olin Corp.	469	12,046
Reliance Steel & Aluminum Co.	164	13,962
	Shares/Par[1]	Value ($)
Steel Dynamics Inc.	217	9,806
		58,886
Real Estate 1.1%
Regency Centers Corp.	110	7,114
Utilities 4.9%
AES Corp.	488	6,832
Edison International	164	11,127
PNM Resources Inc.	387	15,263
		33,222
Total Common Stocks (cost $591,913)		668,828
SHORT TERM INVESTMENTS 2.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	4,205	4,205
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	13,893	13,893
Total Short Term Investments (cost $18,098)		18,098
Total Investments 102.3% (cost $610,011)		686,926
Other Assets and Liabilities, Net (2.3)%		(15,645)
Total Net Assets 100.0%		671,281

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.4%
Communication Services 2.1%
Meredith Corp. (a)	347	17,714
Consumer Discretionary 14.1%
American Axle & Manufacturing Holdings Inc. (b)	1,245	21,713
Helen of Troy Ltd. (b)	168	22,044
Penske Automotive Group Inc.	425	20,141
Skechers U.S.A. Inc. - Class A (b)	680	18,992
Superior Industries International Inc.	410	6,991
Tower International Inc.	524	15,851
Tupperware Brands Corp.	476	15,932
		121,664
Consumer Staples 2.7%
Cott Corp.	900	14,533
Ingredion Inc.	85	8,922
		23,455
Energy 9.4%
Diamond Offshore Drilling Inc. (b)	85	1,702
Helix Energy Solutions Group Inc. (b)	1,968	19,446
Patterson-UTI Energy Inc.	920	15,741
PBF Energy Inc. - Class A	440	21,960
Superior Energy Services Inc. (b)	2,268	22,095
		80,944
Financials 17.8%
Axos Financial Inc. (b)	469	16,122
Banc of California Inc. (a)	1,140	21,546
FCB Financial Holdings Inc. - Class A (b)	350	16,590
Independent Bank Corp.	254	20,980
Janus Henderson Group Plc	524	14,116
Reinsurance Group of America Inc.	65	9,396
Renasant Corp.	490	20,205
Sterling Bancorp	726	15,972
TCF Financial Corp.	785	18,691
		153,618
Health Care 9.4%
Hill-Rom Holdings Inc.	97	9,157
Integer Holdings Corp. (b)	214	17,726
Lifepoint Health Inc. (b)	302	19,436
Magellan Health Services Inc. (b)	252	18,178
Owens & Minor Inc.	1,034	17,078
		81,575
Industrials 18.7%
Aerojet Rocketdyne Holdings Inc. (b)	375	12,746
Apogee Enterprises Inc.	355	14,667
Esterline Technologies Corp. (b)	132	12,005
GATX Corp.	223	19,310
Kennametal Inc.	500	21,780
SkyWest Inc.	353	20,815
Steelcase Inc. - Class A	844	15,625
Terex Corp.	543	21,671
Triumph Group Inc.	980	22,834
		161,453
Information Technology 17.1%
Belden Inc.	310	22,137
Benchmark Electronics Inc.	490	11,457
CACI International Inc. - Class A (b)	117	21,546
CSG Systems International Inc.	335	13,447
Electronics for Imaging Inc. (b)	265	9,031
Photronics Inc. (b)	850	8,373
Semtech Corp. (b)	365	20,294
SYNNEX Corp.	160	13,552
Teradyne Inc.	265	9,800
Verint Systems Inc. (b)	365	18,286
		147,923
Materials 4.4%
Allegheny Technologies Inc. (a) (b)	512	15,118
Olin Corp.	536	13,762
Reliance Steel & Aluminum Co.	102	8,700
		37,580
	Shares/Par[1]	Value ($)
Real Estate 1.6%
Kite Realty Group Trust	852	14,186
Utilities 2.1%
PNM Resources Inc.	460	18,147
Total Common Stocks (cost $769,295)		858,259
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	1,513	1,513
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	2,979	2,979
Total Short Term Investments (cost $4,492)		4,492
Total Investments 99.9% (cost $773,787)		862,751
Other Assets and Liabilities, Net 0.1%		582
Total Net Assets 100.0%		863,333

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.5%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	1,704	1,733
Series 2013-A-2, 4.95%, 01/15/23	1,119	1,144
Series 2016-AA-2, 3.20%, 06/15/28	2,845	2,690
American Express Credit Account Master Trust
Series 2014-A-1, 2.53%, (1M US LIBOR + 0.37%), 05/15/19 (b)	832	833
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,400
AmeriCredit Automobile Receivables Trust
Series 2016-A3-1, 1.81%, 10/08/20	567	567
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	323	323
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	899	894
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	1,760	1,757
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	1,177	1,165
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	1,587	1,557
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	159	159
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,130
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	1,937
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	2,286	2,247
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (a)	1,940	1,931
Series 2017-A3-1, 2.11%, 01/15/23 (a)	3,171	3,114
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	2,648	2,633
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (a)	2,068	2,070
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.61%, (1M US LIBOR + 0.45%), 04/15/19 (b)	5,714	5,726
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	2,307	2,274
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	2,815	2,799
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	1,700	1,691
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	1,357	1,348
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,970
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	1,770	1,729
CNH Equipment Trust
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	68	68
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	778	770
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,620	1,589
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	374	382
Series 2012-A-1, 4.15%, 04/11/24	1,557	1,565
Series 2012-A-2, 4.00%, 10/29/24	1,373	1,376
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	2,590	2,516
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	4,209	4,087
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	696
Series 2017-A2-1, 1.86%, 06/24/19 (a)	499	499
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	2,573	2,574
Series 2017-A3-2, 2.19%, 10/24/22 (a)	1,612	1,595
Delta Air Lines Pass-Through Trust
Series 2010-A-2, 4.95%, 05/23/19	78	79
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	944	941
	Shares/Par[1]	Value ($)
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,254
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,005
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	1,809	1,793
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.39%, (1M US LIBOR + 0.32%), 02/25/20 (b)	4,645	4,646
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	535	534
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,167
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,309
GM Financial Consumer Automobile Receivables Trust
Series 2018-A1-3, 2.37%, 07/16/19	2,246	2,246
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	82	82
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,117
Series 2018-A3-1, 2.60%, 06/15/21 (a)	1,306	1,294
Series 2018-A4-1, 2.83%, 06/17/24 (a)	865	853
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	4,077	4,052
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	1,847	1,811
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	1,358	1,351
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.99%, 10/25/26 (a) (b)	1,347	1,324
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	2,458	2,406
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,722	1,692
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	2,834	2,785
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	1,788	1,774
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	3,230	3,224
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	365	359
Series 2017-A-1A, 2.42%, 12/20/34 (a)	2,036	1,969
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 08/25/48 (c) (d)	1,686	1,675
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	4,990
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,006	993
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	1,808	1,806
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,317
Series 2016-B-2A, 2.15%, 05/20/21 (a)	1,133	1,117
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,062
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	1,970	1,956
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	1,371	1,342
Westlake Automobile Receivables Trust
Series 2018-A1-2A, 2.50%, 05/15/19 (a)	1,612	1,612
Total Non-U.S. Government Agency Asset-Backed Securities (cost $147,525)		145,475
CORPORATE BONDS AND NOTES 42.4%
Communication Services 1.9%
AT&T Inc.
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (b)	3,900	3,915
5.25%, 03/01/37	2,030	2,006
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,107	2,950
Charter Communications Operating LLC
6.38%, 10/23/35	2,235	2,408
6.83%, 10/23/55	1,030	1,134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Comcast Corp.
3.40%, 07/15/46	1,700	1,376
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,637
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (e)	1,589	1,607
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,087
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,091	2,088
Vodafone Group Plc
5.00%, 05/30/38	770	758
		21,966
Consumer Discretionary 2.0%
A&E Television Networks LLC
3.11%, 08/22/19 (c) (f)	1,000	993
Ford Motor Co.
5.29%, 12/08/46	1,093	970
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	3,133	3,028
Home Depot Inc.
2.13%, 09/15/26	3,283	2,943
KFC Holding Co.
4.75%, 06/01/27 (a)	2	2
Nemak SAB de CV
4.75%, 01/23/25 (a)	4,610	4,516
Netflix Inc.
5.88%, 11/15/28 (a)	1,810	1,809
Sands China Ltd.
5.13%, 08/08/25 (a) (g)	2,451	2,450
5.40%, 08/08/28 (a) (g)	3,730	3,710
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (h)	1,100	1,090
5.50%, 09/15/26 (a) (h)	644	606
Target Corp.
3.90%, 11/15/47	1,276	1,198
		23,315
Consumer Staples 1.6%
BAT Capital Corp.
3.56%, 08/15/27 (a)	1,068	994
4.39%, 08/15/37 (a)	4,565	4,250
4.54%, 08/15/47 (a)	845	777
General Mills Inc.
4.20%, 04/17/28	298	294
JBS Investments GmbH
7.25%, 04/03/24 (a) (i)	1,959	2,003
Kraft Heinz Foods Co.
5.00%, 07/15/35	1,605	1,584
Mars Inc.
3.74%, 10/11/27 (c) (f)	1,200	1,179
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	1,621	1,533
Reynolds American Inc.
4.45%, 06/12/25	2,391	2,406
5.70%, 08/15/35	975	1,041
7.00%, 08/04/41	812	963
Tyson Foods Inc.
5.10%, 09/28/48	1,356	1,375
		18,399
Energy 4.2%
Andeavor Corp.
3.80%, 04/01/28	761	727
4.50%, 04/01/48	881	818
Andeavor Logistics LP
3.50%, 12/01/22	1,149	1,128
4.25%, 12/01/27	1,018	996
5.20%, 12/01/47	1,116	1,113
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,158	1,217
5.13%, 06/30/27	4,445	4,455
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	741
4.50%, 06/01/25	746	754
	Shares/Par[1]	Value ($)
5.80%, 06/01/45	933	1,035
Continental Resources Inc.
4.38%, 01/15/28	2,018	2,002
Denbury Resources Inc.
9.00%, 05/15/21 (a) (i)	500	541
Diamondback Energy Inc.
4.75%, 11/01/24 (a)	4,412	4,416
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	316	316
5.75%, 01/30/28 (a)	316	316
Energy Transfer Equity LP
4.25%, 03/15/23	3,982	3,966
5.50%, 06/01/27	1,077	1,117
Energy Transfer Partners LP
5.80%, 06/15/38	1,537	1,597
6.13%, 12/15/45	500	528
EP Energy LLC
8.00%, 11/29/24 (a) (i)	2,530	2,552
8.00%, 02/15/25 (a)	949	726
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (a)	825	846
MPLX LP
4.00%, 03/15/28	3,065	2,949
5.20%, 03/01/47	1,586	1,590
Nabors Industries Inc.
5.50%, 01/15/23 (i)	441	435
PDC Energy Inc.
5.75%, 05/15/26	1,559	1,484
Petroleos Mexicanos
2.29%, 02/15/24	1,794	1,725
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,235
5.63%, 03/01/25	241	257
4.20%, 03/15/28	3,234	3,137
Transocean Pontus Ltd.
6.13%, 08/01/25 (a)	467	475
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,193	3,255
		48,449
Financials 17.0%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	523	533
3.50%, 05/26/22	1,110	1,089
3.65%, 07/21/27 (i)	1,724	1,579
American Express Co.
3.70%, 08/03/23	5,500	5,465
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,988	2,902
4.90%, 02/01/46	5,089	5,124
Athene Global Funding
2.75%, 04/20/20 (a)	2,300	2,270
4.00%, 01/25/22 (a)	4,205	4,214
3.00%, 07/01/22 (a)	3,098	3,000
Athene Holding Ltd.
4.13%, 01/12/28	3,800	3,554
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (e)	617	618
6.25%, (callable at 100 beginning 09/05/24) (e)	1,683	1,776
3.55%, 03/05/24	3,100	3,062
3.86%, 07/23/24	3,562	3,558
4.00%, 01/22/25	1,097	1,082
4.25%, 10/22/26	6,040	5,969
3.25%, 10/21/27	671	625
Bank of Montreal
3.10%, 04/13/21	3,500	3,484
2.35%, 09/11/22	2,000	1,916
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (e) (j)	4,100	4,141
4.97%, 05/16/29 (b) (j)	3,531	3,478
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	2,863	2,804
BNP Paribas SA
3.50%, 03/01/23 (a)	3,000	2,923

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Capital One Financial Corp.
3.75%, 03/09/27	2,833	2,674
3.80%, 01/31/28	3,677	3,474
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (e) (i)	2,217	2,266
2.75%, 04/25/22	1,500	1,455
4.05%, 07/30/22	795	797
4.45%, 09/29/27	6,169	6,098
3.89%, 01/10/28 (b)	3,265	3,169
Credit Agricole SA
3.75%, 04/24/23 (a)	2,018	1,983
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,392
3.63%, 09/09/24	1,000	985
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (c) (d) (e)	1,035	1,039
7.50%, (callable at 100 beginning 12/11/23) (a) (e)	2,448	2,595
4.21%, 06/12/24 (a)	2,515	2,506
3.87%, 01/12/29 (a)	1,880	1,770
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	3,257	4,048
Enel Finance International NV
4.25%, 09/14/23 (a)	2,900	2,873
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,595
Glencore Funding LLC
3.00%, 10/27/22 (a)	1,300	1,245
GLP Capital LP
5.30%, 01/15/29	2,948	2,954
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,010	2,962
3.00%, 04/26/22	1,606	1,573
2.91%, 07/24/23	1,190	1,148
4.25%, 10/21/25	2,071	2,049
4.22%, 05/01/29	4,593	4,527
6.75%, 10/01/37	1,500	1,802
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (e) (j)	2,500	2,587
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (b)	2,327	2,323
4.29%, 09/12/26	2,837	2,805
4.38%, 11/23/26	2,260	2,214
Icahn Enterprises LP
6.38%, 12/15/25	3,848	3,863
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	2,350	1,988
James Hardie International Finance DAC
5.00%, 01/15/28 (a)	1,218	1,149
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	1,325	1,356
2.95%, 10/01/26	2,720	2,526
3.78%, 02/01/28 (b)	2,151	2,096
4.01%, 04/23/29	1,500	1,472
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,128	2,059
3.51%, 01/23/29	1,450	1,371
Lincoln National Corp.
3.80%, 03/01/28	528	508
4.35%, 03/01/48	876	812
Lloyds Banking Group Plc
4.45%, 05/08/25 (j)	4,390	4,385
Mizuho Financial Group Inc.
4.25%, 09/11/29	2,493	2,487
Morgan Stanley
3.53%, (3M US LIBOR + 1.18%), 01/20/22 (b)	7,650	7,754
4.88%, 11/01/22	4,381	4,526
4.10%, 05/22/23	1,550	1,556
3.88%, 04/29/24	5,121	5,101
3.63%, 01/20/27	2,307	2,212
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,074
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (c) (f)	2,485	2,458
3.18%, 11/15/22 (c) (f)	2,485	2,440
	Shares/Par[1]	Value ($)
UBS AG
2.45%, 12/01/20 (a)	1,791	1,755
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (e)	2,024	2,124
4.48%, 01/16/24	355	362
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	1,500	1,405
		197,913
Health Care 4.2%
Abbott Laboratories
4.75%, 11/30/36	1,324	1,404
Actavis Funding SCS
4.55%, 03/15/35	1,022	993
Becton Dickinson & Co.
3.36%, 06/06/24	3,850	3,718
Centene Corp.
4.75%, 05/15/22	1,684	1,705
6.13%, 02/15/24	192	202
4.75%, 01/15/25	566	564
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	2,708	2,776
Community Health Systems Inc.
8.63%, 01/15/24 (a)	2,547	2,645
CVS Health Corp.
4.30%, 03/25/28	4,500	4,462
4.78%, 03/25/38	2,814	2,803
5.05%, 03/25/48	4,153	4,236
Express Scripts Holding Co.
3.40%, 03/01/27	2,645	2,456
Halfmoon Parent Inc.
4.38%, 10/15/28 (a)	1,550	1,547
4.80%, 08/15/38 (a)	1,550	1,548
4.90%, 12/15/48 (a)	2,676	2,664
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,432
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,123
Mylan NV
3.95%, 06/15/26	1,141	1,081
Perrigo Finance Plc
4.90%, 12/15/44	259	234
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	500	490
UnitedHealth Group Inc.
3.85%, 06/15/28	3,023	3,031
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	308
5.50%, 03/01/23 - 11/01/25 (a)	1,097	1,083
5.88%, 05/15/23 (a)	292	284
7.00%, 03/15/24 (a)	889	940
6.13%, 04/15/25 (a)	1,602	1,525
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,375
5.38%, 08/15/26 (a)	1,112	1,132
		48,761
Industrials 3.3%
Aircastle Ltd.
4.40%, 09/25/23	965	963
4.13%, 05/01/24	1,756	1,722
Ashtead Capital Inc.
5.25%, 08/01/26 (a)	3,101	3,136
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c) (d)	3,900	3,915
Bombardier Inc.
8.75%, 12/01/21 (a)	1,560	1,725
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (e)	11,221	10,940
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,279
Johnson Controls International Plc
5.13%, 09/14/45	2,095	2,171
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	4,390	3,906

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Standard Industries Inc.
4.75%, 01/15/28 (a)	2,626	2,426
Union Pacific Corp.
3.60%, 09/15/37	1,656	1,516
4.38%, 09/10/38	1,200	1,217
United Technologies Corp.
4.45%, 11/16/38	3,000	2,977
		38,893
Information Technology 1.2%
Broadcom Corp.
3.88%, 01/15/27	1,360	1,283
Microsoft Corp.
3.45%, 08/08/36	2,865	2,719
3.70%, 08/08/46	1,955	1,870
3.95%, 08/08/56	2,355	2,295
NXP BV
4.13%, 06/01/21 (a)	2,601	2,603
4.63%, 06/01/23 (a)	1,106	1,123
Oracle Corp.
4.00%, 11/15/47	1,946	1,845
		13,738
Materials 2.4%
Anglo American Capital Plc
3.63%, 09/11/24 (a)	743	707
4.75%, 04/10/27 (a)	2,539	2,480
4.00%, 09/11/27 (a)	2,493	2,301
4.50%, 03/15/28 (a)	4,084	3,901
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,849
4.50%, 12/01/26 (a)	1,560	1,559
Freeport-McMoRan Inc.
4.55%, 11/14/24 (i)	5,261	5,118
5.40%, 11/14/34	1,794	1,689
Reynolds Group Issuer Inc.
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	3,576	3,624
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (k) (l)	345	237
0.00%, 09/26/24 (a) (k) (l)	340	240
Syngenta Finance NV
4.89%, 04/24/25 (a)	1,200	1,183
5.68%, 04/24/48 (a)	1,718	1,516
		28,404
Real Estate 0.6%
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,235
Equinix Inc.
5.75%, 01/01/25	1,437	1,481
5.88%, 01/15/26	329	338
ERP Operating LP
3.50%, 03/01/28	1,375	1,326
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,259
		6,639
Utilities 4.0%
AES Corp.
4.00%, 03/15/21	5,165	5,150
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,318
Avangrid Inc.
3.15%, 12/01/24	3,760	3,574
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,435	2,474
Commonwealth Edison Co.
3.75%, 08/15/47	2,149	1,985
Electricite de France SA
4.50%, 09/21/28 (a)	3,900	3,829
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,622
Exelon Corp.
3.50%, 06/01/22 (m)	2,013	1,976
5.10%, 06/15/45	1,756	1,848
FirstEnergy Corp.
3.90%, 07/15/27	4,123	4,015
	Shares/Par[1]	Value ($)
4.85%, 07/15/47 (g)	1,518	1,552
Indiana Michigan Power Co.
4.25%, 08/15/48	1,619	1,599
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,679	1,714
2.95%, 04/01/25	4,550	4,357
Pacific Gas & Electric Co.
3.30%, 12/01/27	2,400	2,200
Southern California Edison Co.
4.13%, 03/01/48	1,101	1,051
Southern Co.
3.25%, 07/01/26	3,000	2,798
Wisconsin Energy Corp.
3.55%, 06/15/25	920	903
		45,965
Total Corporate Bonds And Notes (cost $496,904)		492,442
SENIOR LOAN INTERESTS 2.2%
Communication Services 0.4%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	2,977	2,955
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	2,068	2,072
		5,027
Consumer Discretionary 0.8%
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,506	1,508
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (b)	739	739
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (b)	267	268
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (b)	902	905
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (b)	1,208	1,212
Marriott Ownership Resorts Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 08/09/25 (b)	3,210	3,234
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,474	1,482
		9,348
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (b)	741	742
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,249	4,257
		4,999
Energy 0.1%
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (b)	854	855
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (b)	822	827
		1,682
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	795	798
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,174
Materials 0.1%
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	1,086	1,085
Total Senior Loan Interests (cost $25,931)		26,113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 40.9%
Mortgage-Backed Securities 22.5%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,499	1,448
2.50%, 02/01/32	2,454	2,368
5.00%, 02/01/38 - 11/01/41	2,225	2,361
4.50%, 03/01/42	2,843	2,961
4.00%, 10/01/45 - 06/01/48	10,134	10,256
4.00%, 08/01/46	741	751
3.00%, 08/01/43 - 11/01/46	5,116	4,907
3.00%, 07/01/32 - 11/01/46	15,696	15,061
3.00%, 09/01/47 (n)	4,777	4,581
3.50%, 04/01/42 - 11/01/47	18,570	18,314
Federal National Mortgage Association
3.00%, 08/01/30 - 11/01/46	6,229	6,029
2.50%, 01/01/31 - 11/01/31	3,659	3,536
TBA, 3.00%, 11/15/32 (n)	3,304	3,260
5.00%, 06/01/35 - 05/01/42	2,288	2,425
3.07%, (12M US LIBOR +/- MBS Spread), 04/01/45 (b)	1,761	1,752
3.50%, 01/01/33 - 11/01/47	29,331	29,008
3.00%, 09/01/30 - 01/01/47	19,775	19,141
3.50%, 01/01/46 - 05/01/46	3,284	3,240
4.50%, 08/01/46	3,136	3,255
4.00%, 10/01/44 - 01/01/48	34,106	34,486
4.50%, 08/01/40 - 05/01/48	17,036	17,681
4.50%, 07/01/48 (n)	1,938	2,002
TBA, 3.50%, 01/01/48 - 10/15/48 (n)	5,256	5,176
Government National Mortgage Association
5.00%, 08/20/41	612	648
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/43 (b)	455	464
3.00%, 07/20/45	5,256	5,115
3.50%, 08/20/42 - 05/20/47	16,006	15,966
3.50%, 08/20/46 - 09/20/46	10,331	10,297
3.00%, 07/15/45 - 12/20/46	5,185	5,038
3.50%, 03/20/47 (n)	10,746	10,704
4.00%, 05/20/44 - 12/20/47	7,577	7,725
4.00%, 07/20/47 (n)	8,403	8,557
TBA, 4.50%, 10/15/47 (n)	3,219	3,327
		261,840
Municipal 0.4%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,544
State of California Department of Water Resources
1.71%, 05/01/21	2,677	2,595
		4,139
Sovereign 0.2%
Mexico Government International Bond
3.75%, 01/11/28	2,651	2,524
U.S. Treasury Securities 17.8%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	7,472
3.13%, 11/15/41	8,720	8,630
2.50%, 02/15/45 - 02/15/46	17,975	15,707
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	22,000	20,957
1.38%, 02/29/20 - 04/30/20	13,710	13,420
1.50%, 05/31/19 - 08/15/26	26,914	25,349
2.00%, 11/15/21 - 02/15/22	17,192	16,700
1.88%, 04/30/22	14,930	14,407
2.75%, 02/15/24	21,579	21,353
2.50%, 05/15/24	15,150	14,778
2.88%, 07/31/25	1,846	1,830
	Shares/Par[1]	Value ($)
2.25%, 11/15/25 - 08/15/27	48,458	45,923
		206,526
Total Government And Agency Obligations (cost $490,954)		475,029
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (o) (p)	39,784	39,784
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (o) (p)	12,605	12,605
Total Short Term Investments (cost $52,389)		52,389
Total Investments 102.5% (cost $1,213,703)		1,191,448
Other Derivative Instruments (0.0)%		(184)
Other Assets and Liabilities, Net (2.5)%		(28,742)
Total Net Assets 100.0%		1,162,522

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $253,301 and 21.8%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) All or portion of the security was on loan.

(j) Convertible security.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $37,694.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	3,900	3,915	0.3
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	1,035	1,039	0.1
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	4,362	3,906	0.3
PSMC Trust, Series 2018-A1-3 REMIC, 4.00%, 08/25/48	09/11/18	1,682	1,675	0.2
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	237	—
		11,322	10,772	0.9

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	451	December 2018	64,667	(65)	(1,301)
U.S. Treasury Note, 10-Year	(1,467)	December 2018	(175,866)	(46)	1,614
U.S. Treasury Note, 2-Year	(226)	December 2018	(47,714)	(11)	88
U.S. Treasury Note, 5-Year	(360)	December 2018	(40,720)	(20)	229
Ultra 10-Year U.S. Treasury Note	164	December 2018	20,871	—	(207)
Ultra Long Term U.S. Treasury Bond	123	December 2018	19,497	(42)	(521)
				(184)	(98)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.6%
Communication Services 6.6%
AT&T Inc.	169	5,672
Comcast Corp. - Class A	91	3,222
Viacom Inc. - Class B	171	5,770
		14,664
Consumer Discretionary 9.4%
Best Buy Co. Inc.	29	2,293
Foot Locker Inc.	45	2,269
General Motors Co.	165	5,562
Macy's Inc.	74	2,560
Newell Brands Inc.	155	3,146
Royal Caribbean Cruises Ltd.	39	5,068
		20,898
Consumer Staples 5.5%
Altria Group Inc.	71	4,282
Archer-Daniels-Midland Co.	115	5,781
Campbell Soup Co. (a)	63	2,293
		12,356
Energy 11.7%
Apache Corp.	114	5,411
Chevron Corp.	45	5,503
Diamond Offshore Drilling Inc. (a) (b)	124	2,472
Halliburton Co.	114	4,600
National Oilwell Varco Inc.	65	2,800
Occidental Petroleum Corp.	41	3,369
Patterson-UTI Energy Inc.	118	2,027
		26,182
Financials 24.5%
Allstate Corp.	56	5,478
Bank of America Corp.	160	4,711
Bank OZK	94	3,576
Citigroup Inc.	70	5,022
Goldman Sachs Group Inc.	21	4,597
Hartford Financial Services Group Inc.	109	5,431
Huntington Bancshares Inc.	180	2,693
JPMorgan Chase & Co.	44	4,965
Lincoln National Corp.	86	5,839
Morgan Stanley	102	4,769
PNC Financial Services Group Inc.	15	2,084
Wells Fargo & Co.	105	5,508
		54,673
Health Care 15.3%
AbbVie Inc.	58	5,486
CIGNA Corp.	20	4,165
CVS Health Corp.	46	3,613
Gilead Sciences Inc.	72	5,544
McKesson Corp.	36	4,775
Merck & Co. Inc.	68	4,817
Pfizer Inc.	131	5,795
		34,195
Industrials 11.1%
Avnet Inc.	92	4,123
Caterpillar Inc.	36	5,551
Delta Air Lines Inc.	84	4,835
Spirit Aerosystems Holdings Inc. - Class A	49	4,501
Terex Corp.	54	2,163
Textron Inc.	49	3,502
		24,675
Information Technology 10.1%
Alliance Data Systems Corp.	10	2,362
Apple Inc.	10	2,325
Cisco Systems Inc.	85	4,125
Intel Corp.	45	2,123
International Business Machines Corp.	31	4,703
Leidos Holdings Inc.	33	2,296
Microsoft Corp.	40	4,575
		22,509
Materials 3.1%
Berry Global Group Inc. (b)	69	3,324
	Shares/Par[1]	Value ($)
Nucor Corp.	56	3,553
		6,877
Utilities 2.3%
AES Corp.	160	2,240
Edison International	41	2,802
		5,042
Total Common Stocks (cost $189,665)		222,071
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	1,195	1,195
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	3,308	3,308
Total Short Term Investments (cost $4,503)		4,503
Total Investments 101.6% (cost $194,168)		226,574
Other Assets and Liabilities, Net (1.6)%		(3,571)
Total Net Assets 100.0%		223,003

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.7%
Consumer Discretionary 38.0%
Best Buy Co. Inc. (a)	1,226	97,266
Gap Inc. (a)	2,748	79,290
H&R Block Inc. (a)	1,219	31,395
Lowe's Cos. Inc.	614	70,529
Michael Kors Holdings Ltd. (b)	905	62,025
Netflix Inc. (b)	232	86,825
Nordstrom Inc. (a)	1,626	97,224
O'Reilly Automotive Inc. (b)	110	38,079
Ross Stores Inc.	1,033	102,403
Starbucks Corp. (a)	1,541	87,577
TJX Cos. Inc.	972	108,886
Tractor Supply Co. (a)	1,172	106,472
Ulta Beauty Inc. (a) (b)	377	106,392
		1,074,363
Consumer Staples 6.9%
Campbell Soup Co. (a)	1,155	42,322
Clorox Co. (a)	624	93,809
Hershey Co.	565	57,659
		193,790
Health Care 4.0%
AmerisourceBergen Corp.	310	28,606
Mettler-Toledo International Inc. (a) (b)	100	60,826
Varian Medical Systems Inc. (a) (b)	224	25,115
		114,547
Industrials 21.2%
3M Co. (a)	378	79,693
C.H. Robinson Worldwide Inc. (a)	590	57,800
Delta Air Lines Inc.	994	57,464
Expeditors International of Washington Inc.	862	63,399
Fastenal Co. (a)	1,557	90,327
Illinois Tool Works Inc. (a)	238	33,525
JB Hunt Transport Services Inc. (a)	510	60,641
Robert Half International Inc.	1,352	95,178
Rockwell Automation Inc.	182	34,189
Southwest Airlines Co. (a)	434	27,082
		599,298
Information Technology 27.8%
Accenture Plc - Class A	539	91,742
Applied Materials Inc.	767	29,640
Automatic Data Processing Inc.	687	103,477
Citrix Systems Inc. (a) (b)	289	32,165

	Shares/Par[1]	Value ($)
F5 Networks Inc. (b)	551	109,829
Intuit Inc.	150	34,185
Lam Research Corp.	191	28,914
MasterCard Inc. - Class A	327	72,815
Nvidia Corp. (a)	118	33,032
Paychex Inc. (a)	1,252	92,210
Seagate Technology (a)	501	23,744
Skyworks Solutions Inc.	245	22,236
Texas Instruments Inc. (a)	811	87,020
Western Union Co. (a)	1,336	25,469
		786,478
Materials 1.8%
LyondellBasell Industries NV - Class A	499	51,110
Total Common Stocks (cost $2,317,173)		2,819,586
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	8,045	8,045
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	28,252	28,252
Repurchase Agreement with CGM, 2.69% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 11/29/17, due 12/31/18 at $46,335 (e)	45,000	45,000
Repurchase Agreement with MLP, 2.69% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 09/21/18, due 12/20/18 at $45,303 (e)	45,000	45,000
		118,252
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	500	498
Total Short Term Investments (cost $126,795)		126,795
Total Investments 104.2% (cost $2,443,968)		2,946,381
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (4.2)%		(120,034)
Total Net Assets 100.0%		2,826,344

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	67	December 2018	9,765	(3)	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.7%
Communication Services 11.5%
AT&T Inc.	4,427	148,644
CenturyLink Inc. (a)	8,790	186,340
Omnicom Group Inc. (a)	1,500	102,003
Verizon Communications Inc.	3,007	160,552
		597,539
Consumer Discretionary 7.8%
Harley-Davidson Inc. (a)	2,305	104,412
Leggett & Platt Inc. (a)	2,271	99,467
Nordstrom Inc. (a)	1,148	68,667
Target Corp.	1,506	132,837
		405,383
Consumer Staples 8.6%
Altria Group Inc.	2,437	146,986
Coca-Cola Co.	2,300	106,230
General Mills Inc. (a)	931	39,970
Kimberly-Clark Corp. (a)	1,329	151,062
		444,248
Energy 9.7%
Chevron Corp.	867	105,961
Exxon Mobil Corp.	1,924	163,612
Kinder Morgan Inc. (a)	3,007	53,311
ONEOK Inc. (a)	2,670	181,025
		503,909
Financials 8.6%
CME Group Inc. (a)	637	108,419
Invesco Ltd. (a)	2,208	50,526
MetLife Inc.	1,044	48,755
People's United Financial Inc. (a)	8,131	139,205
Principal Financial Group Inc.	1,703	99,773
		446,678
Health Care 9.0%
AbbVie Inc.	554	52,444
Amgen Inc.	557	115,561
Cardinal Health Inc. (a)	2,597	140,236
Gilead Sciences Inc.	696	53,752
Johnson & Johnson	764	105,583
		467,576
Industrials 8.8%
Cummins Inc.	375	54,823
Eaton Corp. Plc	640	55,519
Emerson Electric Co.	1,479	113,227
General Electric Co.	2,884	32,566
PACCAR Inc. (a)	1,447	98,694
United Parcel Service Inc. - Class B	891	104,012
		458,841
Information Technology 9.4%
Cisco Systems Inc.	2,468	120,058
Intel Corp.	978	46,269
International Business Machines Corp. (a)	1,010	152,785
Paychex Inc. (a)	727	53,511
	Shares/Par[1]	Value ($)
QUALCOMM Inc. (a)	775	55,833
Texas Instruments Inc.	537	57,577
		486,033
Materials 8.8%
Air Products & Chemicals Inc.	941	157,125
International Flavors & Fragrances Inc. (a)	336	46,682
LyondellBasell Industries NV - Class A	472	48,374
Nucor Corp. (a)	1,584	100,529
Praxair Inc.	659	105,853
		458,563
Real Estate 8.8%
Kimco Realty Corp. (a)	9,118	152,628
Ventas Inc.	2,698	146,698
Welltower Inc. (a)	2,482	159,634
		458,960
Utilities 8.7%
American Electric Power Co. Inc.	672	47,627
Consolidated Edison Inc.	1,314	100,134
Duke Energy Corp.	1,291	103,327
Public Service Enterprise Group Inc. (a)	983	51,901
Southern Co. (a)	3,344	145,790
		448,779
Total Common Stocks (cost $5,026,539)		5,176,509
SHORT TERM INVESTMENTS 4.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	3,503	3,503
Securities Lending Collateral 4.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	65,833	65,833
Repurchase Agreement with CGM, 2.69% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 11/29/17, due 12/31/2018 at $92,670 (d)	90,000	90,000
Repurchase Agreement with MLP, 2.69% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 09/21/18, due 12/20/18 at $90,605 (d)	90,000	90,000
		245,833
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	645	643
Total Short Term Investments (cost $249,978)		249,979
Total Investments 104.5% (cost $5,276,517)		5,426,488
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (4.5)%		(235,387)
Total Net Assets 100.0%		5,191,097

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	87	December 2018	12,666	(4)	32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund
COMMON STOCKS 98.7%
Australia 11.0%
AGL Energy Ltd.	15	205
AMP Ltd.	60	137
Aurizon Holdings Ltd.	62	184
Australia & New Zealand Banking Group Ltd.	11	222
BHP Billiton Ltd.	10	258
CIMIC Group Ltd.	3	113
Coca-Cola Amatil Ltd.	17	117
Crown Resorts Ltd.	21	207
Fortescue Metals Group Ltd. (a)	61	174
Insurance Australia Group Ltd.	39	206
Macquarie Group Ltd. (a)	3	277
Medibank Private Ltd.	90	189
Mirvac Group	146	255
Qantas Airways Ltd.	56	237
QBE Insurance Group Ltd.	31	246
South32 Ltd.	95	268
Stockland	69	208
Suncorp Group Ltd.	23	243
Telstra Corp. Ltd.	90	208
Vicinity Centres	114	216
Wesfarmers Ltd.	8	280
Westpac Banking Corp. (a)	10	204
Woodside Petroleum Ltd. (a)	11	311
		4,965
Belgium 2.1%
KBC Groep NV	4	314
Solvay SA	2	330
UCB SA	3	286
		930
Canada 8.5%
Barrick Gold Corp.	32	350
Blackberry Ltd. (b)	18	208
Cameco Corp.	14	160
CGI Group Inc. - Class A (b)	6	406
George Weston Ltd.	2	116
Gildan Activewear Inc.	6	189
Husky Energy Inc. (b)	9	165
Imperial Oil Ltd.	8	272
Inter Pipeline Ltd.	10	175
Loblaw Cos. Ltd.	4	226
Magna International Inc.	7	341
Rogers Communications Inc. - Class B	8	417
Sun Life Financial Inc.	9	346
Teck Resources Ltd. - Class B	12	301
Wheaton Precious Metals Corp.	9	164
		3,836
Denmark 1.4%
Carlsberg A/S - Class B	3	384
Danske Bank A/S	10	258
		642
Finland 1.0%
UPM-Kymmene Oyj	11	448
France 8.9%
AtoS SE	3	353
AXA SA	12	336
BNP Paribas SA	5	303
Capgemini SA	3	394
Klepierre	10	337
Natixis	46	309
Orange SA	23	366
Renault SA	4	315
Schneider Electric SE	4	358
Valeo SA	6	259
Veolia Environnement	16	321
Vinci SA	4	370
		4,021
Germany 3.4%
Allianz SE	2	371
	Shares/Par[1]	Value ($)
BASF SE	4	330
Covestro AG	4	287
Hannover Rueck SE	1	179
Muenchener Rueckversicherungs AG	2	386
		1,553
Hong Kong 1.4%
CK Hutchison Holdings Ltd.	19	225
Hang Lung Properties Ltd.	92	180
Wharf Holdings Ltd.	60	163
Yue Yuen Industrial Holdings Ltd.	26	72
		640
Ireland 1.1%
ICON Plc (b)	3	480
Israel 0.2%
Bank Hapoalim BM	5	40
Bank Leumi Le-Israel BM	7	43
		83
Italy 4.3%
A2A SpA	98	171
Assicurazioni Generali SpA	21	359
Atlantia SpA	13	262
Banca Mediolanum SpA (a)	19	132
Poste Italiane SpA	41	327
Snam Rete Gas SpA	87	361
Terna Rete Elettrica Nazionale SpA	63	334
		1,946
Japan 24.0%
Amada Co. Ltd.	15	165
Bridgestone Corp.	7	272
Canon Inc.	8	268
Casio Computer Co. Ltd. (a)	19	314
DIC Corp.	4	140
Electric Power Development Co. Ltd.	6	152
Hitachi Chemical Co. Ltd.	12	254
Honda Motor Co. Ltd.	9	266
Iida Group Holdings Co. Ltd.	8	137
ITOCHU Corp.	17	307
Japan Airlines Co. Ltd.	9	305
Japan Tobacco Inc.	11	295
JTEKT Corp.	9	130
Kansai Electric Power Co. Inc.	23	344
KDDI Corp.	13	362
Konica Minolta Holdings Inc.	30	322
Lawson Inc.	4	268
Mitsubishi Chemical Holdings Corp.	31	301
Mitsubishi Corp.	11	351
Mitsubishi Heavy Industries Ltd. (a)	8	305
Mitsui & Co. Ltd.	18	313
Mixi Inc.	5	127
Mizuho Financial Group Inc.	174	303
Nippon Electric Glass Co. Ltd.	7	220
Nippon Paper Industry Co.	7	131
Nippon Steel Corp.	13	279
Nippon Telegraph & Telephone Corp.	7	315
Nissan Motor Co. Ltd.	31	287
Nomura Real Estate Holdings Inc.	9	176
Obayashi Corp.	25	235
Resona Holdings Inc.	56	315
Seiko Epson Corp.	17	282
Sekisui House Ltd.	18	274
Sojitz Corp.	85	307
Sompo Holdings Inc.	8	357
Subaru Corp. NPV	9	278
Sumitomo Chemical Co. Ltd.	52	305
Sumitomo Corp.	18	305
Takeda Pharmaceutical Co. Ltd. (a)	6	239
Teijin Ltd.	14	272
Toyota Motor Corp.	5	300
		10,878
Netherlands 5.2%
Koninklijke KPN NV	125	328
Koninklijke Philips Electronics NV	10	464
Randstad NV	6	293

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Royal Dutch Shell Plc - Class A	12	422
Royal Dutch Shell Plc - Class B	12	427
Unilever NV - CVA	7	411
		2,345
Norway 1.3%
Subsea 7 S.A.	17	258
Telenor ASA (a)	17	339
		597
Singapore 1.8%
Ascendas REIT	112	217
ComfortDelgro Corp. Ltd.	150	266
Genting International Plc	276	214
Singapore Technologies Engineering Ltd.	43	111
		808
South Korea 1.0%
Coway Co. Ltd.	3	211
S-Oil Corp.	2	266
		477
Spain 4.7%
ACS Actividades de Construccion y Servicios SA	8	328
Aena SME SA	2	331
Banco de Sabadell SA	186	288
Bankia SA	80	313
Red Electrica Corp. SA	20	413
Repsol SA (a)	23	453
		2,126
Sweden 0.6%
Electrolux AB - Class B	12	260
Switzerland 1.5%
Swisscom AG	1	328
Zurich Insurance Group AG	1	372
		700
United Kingdom 14.9%
Admiral Group Plc	7	178
Aviva Plc	56	359
Barratt Developments Plc	46	344
Berkeley Group Holdings Plc	5	237
BHP Billiton Plc	19	408
British Land Co. Plc	30	243
Carnival Plc	6	366
Direct Line Insurance Group Plc	33	138
	Shares/Par[1]	Value ($)
G4S Plc	48	151
International Consolidated Airlines Group SA	47	404
Legal & General Group Plc	108	369
Next Plc	6	412
Old Mutual Plc	98	208
Persimmon Plc	11	337
Quilter Plc	33	58
Relx Plc	19	400
Rio Tinto Plc	7	354
Royal Mail Plc	45	278
Schroders Plc	4	148
Smiths Group Plc	12	231
St. James's Place Plc	11	167
Standard Life Aberdeen Plc	76	303
Taylor Wimpey Plc	99	223
Unilever Plc	8	414
		6,730
United States of America 0.4%
Orbotech Ltd. (b)	3	167
Total Common Stocks (cost $45,116)		44,632
SHORT TERM INVESTMENTS 3.4%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	296	296
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	1,234	1,234
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	25	25
Total Short Term Investments (cost $1,555)		1,555
Total Investments 102.1% (cost $46,671)		46,187
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (2.1)%		(950)
Total Net Assets 100.0%		45,232

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging EAFE Index	4	December 2018	394	(4)	1

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ILS/USD	DUB	10/02/18	ILS	15	4	—
JPY/USD	HSB	10/01/18	JPY	1,204	11	—
JPY/USD	DUB	10/02/18	JPY	8,834	78	(1)
SGD/USD	DUB	10/02/18	SGD	6	4	—
					97	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.6%
Communication Services 9.4%
AT&T Inc.	712	23,899
Comcast Corp. - Class A	838	29,677
Discovery Inc. - Class A (a) (b)	2,387	76,387
Omnicom Group Inc.	1,137	77,371
Twenty-First Century Fox Inc. - Class A	810	37,540
		244,874
Consumer Discretionary 36.1%
Best Buy Co. Inc.	1,169	92,767
Foot Locker Inc.	1,777	90,614
Ford Motor Co.	4,418	40,868
Gap Inc.	1,591	45,899
Goodyear Tire & Rubber Co.	1,366	31,960
H&R Block Inc.	990	25,496
HanesBrands Inc. (b)	2,525	46,533
Harley-Davidson Inc. (b)	1,794	81,261
Kohl's Corp.	1,310	97,636
Limited Brands Inc.	1,680	50,900
Macy's Inc.	1,087	37,766
Michael Kors Holdings Ltd. (a)	427	29,268
Nordstrom Inc.	569	34,055
Pulte Homes Inc.	1,998	49,484
Ralph Lauren Corp. - Class A	742	102,006
Target Corp.	763	67,308
Wyndham Destinations Inc.	215	9,321
Wyndham Hotels & Resorts Inc.	216	11,995
		945,137
Consumer Staples 6.1%
Campbell Soup Co. (b)	579	21,213
General Mills Inc.	494	21,189
Hershey Co.	308	31,459
Walgreens Boots Alliance Inc.	1,171	85,348
		159,209
Energy 2.5%
Marathon Petroleum Corp.	377	30,155
Valero Energy Corp.	302	34,382
		64,537
Health Care 22.9%
AmerisourceBergen Corp.	345	31,778
Amgen Inc.	439	90,901
Anthem Inc.	110	30,180
Cardinal Health Inc.	1,393	75,201
Celgene Corp. (a)	287	25,661
CVS Health Corp.	706	55,561
DaVita Inc. (a)	770	55,143

	Shares/Par[1]	Value ($)
Express Scripts Holding Co. (a)	728	69,154
Gilead Sciences Inc.	755	58,331
McKesson Corp.	584	77,403
Mylan NV (a)	792	28,997
		598,310
Industrials 1.3%
Nielsen Holdings Plc	1,192	32,984
Information Technology 18.0%
Alliance Data Systems Corp.	130	30,688
Cisco Systems Inc.	694	33,755
DXC Technology Co.	340	31,831
HP Inc.	3,533	91,047
International Business Machines Corp.	540	81,678
Juniper Networks Inc.	1,904	57,048
Lam Research Corp.	179	27,168
NetApp Inc.	412	35,379
Seagate Technology	579	27,415
Western Union Co.	2,897	55,219
		471,228
Materials 1.1%
LyondellBasell Industries NV - Class A	275	28,178
Real Estate 2.2%
Kimco Realty Corp.	1,812	30,331
Simon Property Group Inc.	162	28,693
		59,024
Total Common Stocks (cost $2,401,502)		2,603,481
SHORT TERM INVESTMENTS 3.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	6,255	6,255
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	78,184	78,184
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	675	672
Total Short Term Investments (cost $85,111)		85,111
Total Investments 102.8% (cost $2,486,613)		2,688,592
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (2.8)%		(73,990)
Total Net Assets 100.0%		2,614,598

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	86	December 2018	12,521	(4)	31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.7%
Communication Services 2.9%
AMC Networks Inc. - Class A (a)	55	3,663
Cable One Inc.	2	2,171
John Wiley & Sons Inc. - Class A	27	1,645
		7,479
Consumer Discretionary 44.8%
American Eagle Outfitters Inc.	280	6,966
AutoNation Inc. (a)	76	3,153
Bed Bath & Beyond Inc.	186	2,797
Brinker International Inc. (b)	167	7,802
Brunswick Corp.	50	3,352
Carter's Inc.	32	3,127
Cheesecake Factory Inc.	128	6,846
Cracker Barrel Old Country Store Inc. (b)	22	3,301
Deckers Outdoor Corp. (a)	27	3,255
Dick's Sporting Goods Inc.	287	10,197
Domino's Pizza Inc.	12	3,424
Dunkin' Brands Group Inc.	48	3,508
Gentex Corp.	460	9,875
KB Home	158	3,778
Michaels Cos. Inc. (a)	205	3,328
NVR Inc. (a)	1	3,098
Papa John's International Inc. (b)	75	3,856
Sally Beauty Holdings Inc. (a)	190	3,494
Service Corp. International	83	3,653
Six Flags Entertainment Corp.	51	3,560
Texas Roadhouse Inc.	48	3,336
Thor Industries Inc.	35	2,913
Urban Outfitters Inc. (a)	71	2,919
Williams-Sonoma Inc. (b)	97	6,348
Wyndham Destinations Inc.	168	7,283
		115,169
Consumer Staples 4.7%
Edgewell Personal Care Co. (a)	70	3,248
Nu Skin Enterprises Inc. - Class A	37	3,023
Sprouts Farmers Market Inc. (a)	112	3,063
TreeHouse Foods Inc. (a)	56	2,668
		12,002
Energy 1.5%
PBF Energy Inc. - Class A	76	3,778
Financials 12.1%
American Financial Group Inc.	19	2,067
CNO Financial Group Inc.	41	868
Evercore Inc. - Class A	70	7,032
Federated Investors Inc. - Class B	177	4,280
j2 Global Inc.	24	2,014
Legg Mason Inc.	131	4,087
LogMeIn Inc.	46	4,097
Navient Corp.	254	3,427
SEI Investments Co.	53	3,240
		31,112
Health Care 4.4%
Allscripts-Misys Healthcare Solutions Inc. (a)	98	1,394
MEDNAX Inc. (a)	62	2,878
United Therapeutics Corp. (a)	27	3,452
WellCare Health Plans Inc. (a)	11	3,559
		11,283
	Shares/Par[1]	Value ($)
Industrials 8.7%
Acuity Brands Inc.	23	3,567
AECOM (a)	44	1,423
Lennox International Inc.	16	3,399
MSC Industrial Direct Co. - Class A	85	7,507
Old Dominion Freight Line Inc.	22	3,539
Pitney Bowes Inc.	402	2,843
		22,278
Information Technology 8.0%
CDK Global Inc.	55	3,456
Cirrus Logic Inc. (a)	76	2,937
Cypress Semiconductor Corp.	230	3,327
InterDigital Inc.	11	842
MAXIMUS Inc.	13	876
NCR Corp. (a)	72	2,048
Sabre Corp.	150	3,921
Teradyne Inc.	82	3,016
		20,423
Materials 6.0%
Chemours Co.	80	3,137
Domtar Corp.	40	2,083
Louisiana-Pacific Corp.	115	3,052
Olin Corp.	129	3,302
Steel Dynamics Inc.	86	3,905
		15,479
Real Estate 6.6%
CoreCivic Inc.	79	1,924
EPR Properties	29	2,011
Highwoods Properties Inc.	58	2,760
Hospitality Properties Trust	61	1,753
Senior Housing Properties Trust	214	3,752
Tanger Factory Outlet Centers Inc. (b)	170	3,897
Weingarten Realty Investors	29	857
		16,954
Total Common Stocks (cost $253,494)		255,957
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	775	775
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	10,804	10,804
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	55	55
Total Short Term Investments (cost $11,634)		11,634
Total Investments 104.2% (cost $265,128)		267,591
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (4.2)%		(10,733)
Total Net Assets 100.0%		256,861

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	4	December 2018	814	3	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.7%
Communication Services 6.0%
CBS Corp. - Class B	415	23,831
CenturyLink Inc.	1,346	28,525
DISH Network Corp. - Class A (a)	770	27,527
Viacom Inc. - Class B	1,644	55,519
		135,402
Consumer Discretionary 30.5%
Best Buy Co. Inc.	1,058	83,941
Foot Locker Inc.	1,068	54,471
Gap Inc.	1,465	42,276
H&R Block Inc.	939	24,169
HanesBrands Inc. (b)	2,328	42,897
Harley-Davidson Inc.	463	20,969
Kohl's Corp.	841	62,671
Limited Brands Inc.	1,032	31,260
Macy's Inc.	1,777	61,729
Marriott International Inc. - Class A	169	22,251
Newell Brands Inc.	2,930	59,489
Nordstrom Inc.	464	27,751
Pulte Homes Inc.	1,526	37,801
Target Corp.	700	61,773
Yum! Brands Inc.	592	53,805
		687,253
Consumer Staples 4.3%
Molson Coors Brewing Co. - Class B	310	19,075
Walgreens Boots Alliance Inc.	1,059	77,226
		96,301
Energy 1.4%
Valero Energy Corp.	270	30,693
Financials 11.6%
Ameriprise Financial Inc.	486	71,804
Assurant Inc.	229	24,713
Capital One Financial Corp.	242	22,936
Discover Financial Services	678	51,814
Franklin Resources Inc.	1,474	44,823
State Street Corp.	538	45,052
		261,142
Health Care 11.1%
Aetna Inc.	128	26,002
Allergan Plc	142	27,087
Amgen Inc.	136	28,229
Cardinal Health Inc.	522	28,209
CVS Health Corp.	652	51,298
Express Scripts Holding Co. (a)	354	33,683
McKesson Corp.	156	20,727
Patterson Cos. Inc. (b)	1,382	33,792
		249,027
Industrials 11.3%
Alaska Air Group Inc.	368	25,360
American Airlines Group Inc.	673	27,832
	Shares/Par[1]	Value ($)
Dover Corp.	317	28,109
Emerson Electric Co.	356	27,290
General Electric Co.	3,376	38,112
Harris Corp.	152	25,642
Johnson Controls International Plc	722	25,263
Pentair Plc	627	27,180
TransDigm Group Inc. (a)	81	30,308
		255,096
Information Technology 12.9%
Applied Materials Inc.	636	24,584
Cisco Systems Inc.	571	27,763
Fidelity National Information Services Inc.	245	26,725
Hewlett Packard Enterprise Co.	1,649	26,899
HP Inc.	1,106	28,501
Juniper Networks Inc.	1,886	56,516
Lam Research Corp.	278	42,191
Motorola Solutions Inc.	245	31,949
Western Digital Corp.	431	25,228
		290,356
Materials 7.6%
Albemarle Corp. (b)	172	17,141
Ball Corp.	592	26,060
CF Industries Holdings Inc.	1,102	59,967
Sealed Air Corp.	1,720	69,056
		172,224
Real Estate 3.0%
Ventas Inc.	455	24,761
Welltower Inc.	343	22,054
Weyerhaeuser Co.	653	21,057
		67,872
Total Common Stocks (cost $2,227,171)		2,245,366
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	3,498	3,498
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	25,036	25,036
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	435	433
Total Short Term Investments (cost $28,967)		28,967
Total Investments 101.0% (cost $2,256,138)		2,274,333
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (1.0)%		(22,885)
Total Net Assets 100.0%		2,251,445

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	56	December 2018	8,191	(3)	(18)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
American Airlines Pass-Through Trust
Series 2013-A-2, 4.95%, 01/15/23	990	1,012
Avis Budget Rental Car Funding AESOP LLC
Series 2014-A-1A, 2.46%, 07/20/19	2,489	2,482
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21	4,797	4,777
COMM Mortgage Trust
Series 2012-ASB-CR4, REMIC, 2.44%, 07/15/22	3,768	3,723
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	1,040	1,037
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	210	221
GS Mortgage Securities Trust
Series 2014-A3-GC22, REMIC, 3.52%, 06/10/21	6,754	6,793
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	2,224	2,247
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (a)	1,649	866
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A2-C14, REMIC, 2.92%, 02/15/19	4,982	4,981
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	2,831	2,933
UBS Commercial Mortgage Trust
Series 2018-A1-C11, 3.21%, 04/15/23	2,438	2,428
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,584	1,689
Series 2012-A-1, 5.90%, 10/01/24	4,649	4,957
USAA Auto Owner Trust
Series 2015-A4-1, 1.54%, 11/16/20	2,127	2,126
Wells Fargo Commercial Mortgage Trust
Series 2013-ASB-LC12, REMIC, 3.93%, 04/15/23 (a)	4,835	4,911
WFRBS Commercial Mortgage Trust
Series 2014-A2-LC14, REMIC, 2.86%, 02/15/19	3,234	3,234
Series 2013-A3-C18, REMIC, 3.65%, 11/15/20	3,290	3,309
Series 2014-A3-C21, REMIC, 3.43%, 08/15/21	4,435	4,452
Series 2012-ASB-C10, REMIC, 2.45%, 07/15/22	2,523	2,488
Total Non-U.S. Government Agency Asset-Backed Securities (cost $61,485)		60,666
CORPORATE BONDS AND NOTES 24.8%
Consumer Staples 0.6%
Philip Morris International Inc.
2.00%, 02/21/20	3,160	3,114
Energy 0.6%
Energy Transfer Partners LP
4.05%, 03/15/25	3,460	3,386
Financials 19.2%
AIG Global Funding
1.95%, 10/18/19 (b)	3,030	2,993
2.82%, (3M US LIBOR + 0.48%), 07/02/20 (a) (b)	3,350	3,357
Ally Financial Inc.
3.25%, 11/05/18	4,050	4,049
American Express Co.
2.20%, 10/30/20	3,195	3,128
American Express Credit Corp.
1.70%, 10/30/19	2,450	2,418
2.60%, 09/14/20	4,045	4,006
Citigroup Inc.
3.29%, (3M US LIBOR + 0.95%), 07/24/23 (a)	5,655	5,699
Daimler Finance North America LLC
2.30%, 01/06/20 (b)	4,655	4,610
3.10%, 05/04/20 (b) (c)	5,010	4,990
3.35%, 05/04/21 (b)	6,280	6,251
Ford Motor Credit Co. LLC
2.94%, 01/08/19	4,390	4,391
2.43%, 06/12/20	4,480	4,385
3.81%, 10/12/21	2,520	2,497
General Motors Financial Co. Inc.
3.55%, 04/09/21	3,040	3,036
	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,600	1,583
JPMorgan Chase & Co.
2.75%, 06/23/20	1,360	1,350
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a) (c)	11,105	11,130
MassMutual Global Funding II
1.95%, 09/22/20 (b)	6,675	6,530
Metropolitan Life Global Funding I
2.57%, (3M US LIBOR + 0.23%), 01/08/21 (a) (b)	7,365	7,370
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	3,295	3,259
UBS AG
2.45%, 12/01/20 (b)	2,330	2,283
US Bank NA
3.15%, 04/26/21	5,855	5,841
Wells Fargo & Co.
2.55%, 12/07/20	1,817	1,789
3.57%, (3M US LIBOR + 1.23%), 10/31/23 (a)	5,565	5,675
		102,620
Health Care 3.0%
Becton Dickinson & Co.
2.13%, 06/06/19	3,220	3,203
2.40%, 06/05/20	3,565	3,509
CVS Health Corp.
3.70%, 03/09/23	2,465	2,451
Halfmoon Parent Inc.
3.20%, 09/17/20 (b)	6,890	6,867
		16,030
Industrials 1.0%
General Dynamics Corp.
2.88%, 05/11/20	5,225	5,212
Materials 0.4%
Sherwin-Williams Co.
2.25%, 05/15/20	2,315	2,281
Total Corporate Bonds And Notes (cost $133,009)		132,643
GOVERNMENT AND AGENCY OBLIGATIONS 62.0%
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp.
Series A2-KP03, REMIC, 1.78%, 07/25/19	1,828	1,816
Mortgage-Backed Securities 8.3%
Federal National Mortgage Association
1.83%, 02/01/19	7,162	7,134
2.32%, (1M US LIBOR +/- MBS Spread), 10/01/19 (a)	22,350	22,332
2.77%, 06/01/23	3,421	3,360
3.63%, 07/01/28	2,375	2,379
TBA, 3.00%, 11/15/47 (d)	9,495	9,077
		44,282
Treasury Inflation Indexed Securities 2.1%
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/48 (e)	5,794	5,727
U.S. Treasury Inflation Indexed Note
0.50%, 01/15/28 (e)	5,808	5,578
		11,305
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association
3.03%, 06/01/27	2,025	1,966
U.S. Treasury Securities 50.9%
U.S. Treasury Bond
2.75%, 11/15/47	2,195	2,009
U.S. Treasury Note
2.00%, 12/31/21	8,770	8,526
1.88%, 02/28/22	5,065	4,896
2.75%, 02/28/25 - 02/15/28	130,640	128,233
2.25%, 08/15/27 - 11/15/27	136,775	128,073
		271,737
Total Government And Agency Obligations (cost $337,848)		331,106
SHORT TERM INVESTMENTS 2.7%
Commercial Paper 2.3%
Ford Motor Credit Co. LLC
3.06%, 04/15/19 (f)	12,675	12,465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	359	359
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (g) (h)	1,387	1,387
Total Short Term Investments (cost $14,210)		14,211
Total Investments 100.9% (cost $546,552)		538,626
Other Derivative Instruments (0.1)%		(700)
Other Assets and Liabilities, Net (0.8)%		(4,109)
Total Net Assets 100.0%		533,817

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $48,510 and 9.1%, respectively.

(c) All or portion of the security was on loan.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $9,094.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The coupon rate represents the yield to maturity.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(890)	December 2018	EUR	(142,292)	(754)	1,133
U.S. Treasury Note, 10-Year	435	December 2018		52,154	14	(484)
U.S. Treasury Note, 5-Year	681	December 2018		77,075	37	(479)
					(703)	170

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.30 (Q)	5.00	06/20/23	(7,880)	616	3	129
				616	3	129

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.1%
Communication Services 13.7%
Activision Blizzard Inc.	849	70,644
Alphabet Inc. - Class A (a)	226	272,679
Alphabet Inc. - Class C (a)	254	302,598
Electronic Arts Inc. (a)	664	80,042
Facebook Inc. - Class A (a)	1,734	285,113
IAC/InterActiveCorp. (a)	125	27,025
Tencent Holdings Ltd.	5,222	215,344
Walt Disney Co.	1,101	128,736
		1,382,181
Consumer Discretionary 25.7%
Airbnb Inc. - Class E (a) (b) (c) (d)	85	9,397
Alibaba Group Holding Ltd. - ADS (a)	1,446	238,194
Amazon.com Inc. (a)	500	1,000,737
Aptiv Plc	1,022	85,737
Booking Holdings Inc. (a)	133	264,188
Dollar General Corp.	331	36,228
Dollar Tree Inc. (a)	934	76,187
Dollarama Inc.	1,611	50,757
Ferrari NV (e)	462	63,251
Hilton Worldwide Holdings Inc.	281	22,736
Las Vegas Sands Corp.	982	58,262
McDonald's Corp.	468	78,275
MGM Resorts International	1,510	42,144
Netflix Inc. (a)	403	150,737
Nike Inc. - Class B	1,255	106,296
NVR Inc. (a)	14	34,838
Tesla Inc. (a) (e)	747	197,655
Wynn Resorts Ltd.	644	81,787
		2,597,406
Consumer Staples 1.4%
PepsiCo Inc.	171	19,083
Philip Morris International Inc.	1,467	119,646
		138,729
Financials 5.6%
Charles Schwab Corp.	2,392	117,562
Chubb Ltd.	706	94,283
First Republic Bank	184	17,677
Intercontinental Exchange Inc.	1,071	80,223
JPMorgan Chase & Co.	656	74,068
Morgan Stanley	1,266	58,967
TD Ameritrade Holding Corp.	2,279	120,373
		563,153
Health Care 14.6%
Alexion Pharmaceuticals Inc. (a)	643	89,385
Anthem Inc.	473	129,571
Becton Dickinson & Co.	801	208,974
Celgene Corp. (a)	502	44,888
Centene Corp. (a)	600	86,902
CIGNA Corp.	565	117,687
HCA Healthcare Inc.	37	5,213
Intuitive Surgical Inc. (a)	298	170,808
Stryker Corp.	1,021	181,340
UnitedHealth Group Inc.	970	258,052
Vertex Pharmaceuticals Inc. (a)	740	142,574
WellCare Health Plans Inc. (a)	118	37,775
		1,473,169
Industrials 8.9%
Boeing Co.	901	335,072
Equifax Inc.	605	78,951
Fortive Corp.	1,075	90,529
Honeywell International Inc.	497	82,701
Northrop Grumman Systems Corp.	258	82,008
Roper Industries Inc.	333	98,685
TransUnion LLC	1,185	87,179
Wabtec Corp.	451	47,282
		902,407
Information Technology 25.9%
Apple Inc.	424	95,817
	Shares/Par[1]	Value ($)
ASML Holding NV - ADR (e)	340	63,983
Fidelity National Information Services Inc.	694	75,695
Fiserv Inc. (a)	943	77,647
Intuit Inc.	630	143,344
MasterCard Inc. - Class A	1,291	287,498
Microsoft Corp.	4,664	533,387
Nvidia Corp.	486	136,604
PayPal Holdings Inc. (a)	1,191	104,623
Red Hat Inc. (a)	860	117,221
Salesforce.com Inc. (a)	939	149,387
ServiceNow Inc. (a)	288	56,315
Symantec Corp.	5,411	115,136
Visa Inc. - Class A	2,292	344,006
VMware Inc. - Class A (a)	547	85,438
Workday Inc. - Class A (a)	544	79,436
Worldpay Inc. - Class A (a)	1,472	149,062
		2,614,599
Materials 0.6%
DowDuPont Inc.	885	56,914
Real Estate 1.2%
Crown Castle International Corp.	1,131	125,919
WeWork Co. - Class A (a) (b) (c) (d)	6	383
		126,302
Utilities 1.5%
American Water Works Co. Inc.	386	33,921
NextEra Energy Inc.	216	36,218
Sempra Energy	675	76,785
		146,924
Total Common Stocks (cost $7,174,036)		10,001,784
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	18,498
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17 (a) (b) (c) (d)	246	12,541
Real Estate 0.1%
WeWork Co. - Series E (a) (b) (c) (d)	152	9,685
Total Preferred Stocks (cost $18,542)		40,724
CORPORATE BONDS AND NOTES 0.2%
Consumer Discretionary 0.2%
Caesars Entertainment Corp.
5.00%, 10/01/24 (f)	10,449	17,034
Total Corporate Bonds And Notes (cost $18,048)		17,034
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	2,167	2,167
T. Rowe Price Government Reserve Fund, 2.09% (g) (h)	17,560	17,560
		19,727
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (g) (h)	34,766	34,766
Total Short Term Investments (cost $54,493)		54,493
Total Investments 100.2% (cost $7,265,119)		10,114,035
Other Assets and Liabilities, Net (0.2)%		(21,050)
Total Net Assets 100.0%		10,092,985

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb Inc. - Class E	07/14/15	7,889	9,397	0.1
Airbnb Inc. - Series D	04/16/14	6,792	18,498	0.2
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17	10/20/15	6,753	12,541	0.1
WeWork Co. - Series E	06/23/15	4,997	9,685	0.1
WeWork Co. - Class A	06/23/15	198	383	—
		26,629	50,504	0.5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund (a)
COMMON STOCKS 56.0%
Communication Services 4.6%
Activision Blizzard Inc.	8	651
Alphabet Inc. - Class A (b)	2	2,112
Alphabet Inc. - Class C (b)	4	4,231
America Movil SAB de CV - Class L - ADR	18	283
AT&T Inc.	40	1,339
Baidu.com - Class A - ADR (b)	2	412
Charter Communications Inc. - Class A (b)	1	331
Comcast Corp. - Class A	40	1,412
Electronic Arts Inc. (b)	5	641
Facebook Inc. - Class A (b)	28	4,569
IAC/InterActiveCorp. (b)	—	8
Liberty Broadband Corp. - Class C (b)	3	221
Nippon Telegraph & Telephone Corp.	37	1,682
SoftBank Group Corp.	5	495
Telecom Italia SpA	487	261
Telefonica Deutschland Holding AG	156	658
Telefonica SA	52	408
Telstra Corp. Ltd.	50	115
Tencent Holdings Ltd.	37	1,542
Twenty-First Century Fox Inc. - Class A	2	106
Twenty-First Century Fox Inc. - Class B	12	550
Verizon Communications Inc.	33	1,773
Vodafone Group Plc - ADR	47	1,018
Walt Disney Co.	3	304
Yahoo! Japan Corp.	80	288
YY Inc. - Class A - ADS (b)	6	450
		25,860
Consumer Discretionary 7.5%
Aisin Seiki Co. Ltd.	7	346
Alibaba Group Holding Ltd. - ADS (b)	17	2,733
Amazon.com Inc. (b)	5	10,844
Aptiv Plc	6	527
Autoliv Inc.	5	396
AutoZone Inc. (b)	—	140
Bayerische Motoren Werke AG	5	473
Booking Holdings Inc. (b)	2	3,520
Burberry Group Plc	26	682
Carnival Plc	2	115
Compass Group Plc	26	575
Ctrip.com International Ltd. - ADR (b)	—	4
CyberAgent Inc.	7	389
Darden Restaurants Inc.	1	90
Dollar General Corp.	7	737
Dollar Tree Inc. (b)	7	587
Domino's Pizza Inc.	—	16
Eutelsat Communications Group SA	17	404
Ferrari NV	1	79
Hilton Worldwide Holdings Inc.	6	466
Home Depot Inc.	5	996
Honda Motor Co. Ltd.	11	321
Kering SA	1	592
Kingfisher Plc	194	652
Koito Manufacturing Co. Ltd.	3	203
Las Vegas Sands Corp.	7	386
Lennar Corp. - Class A	2	104
Lennar Corp. - Class B	—	2
Lojas Renner SA	27	206
Lowe's Cos. Inc.	1	167
Magna International Inc.	23	1,229
Marriott International Inc. - Class A	6	811
McDonald's Corp.	5	829
MGM Resorts International	16	450
Moncler SpA	15	629
Netflix Inc. (b)	4	1,419
Nike Inc. - Class B	6	476
Norwegian Cruise Line Holdings Ltd. (b)	3	183
NVR Inc. (b)	—	25
O'Reilly Automotive Inc. (b)	1	199
Panasonic Corp.	58	669
	Shares/Par[1]	Value ($)
Persimmon Plc	20	606
Restaurant Brands International Inc.	3	207
Ross Stores Inc.	13	1,310
Royal Caribbean Cruises Ltd.	4	537
Samsonite International SA	93	346
Sony Corp.	8	478
Stanley Electric Co. Ltd.	1	24
Starbucks Corp.	2	108
Stroer SE & Co. KGaA	5	313
Sumitomo Rubber Industries Inc.	13	190
Suzuki Motor Corp.	11	624
Tapestry Inc.	2	113
Tesla Inc. (b)	2	588
TJX Cos. Inc.	2	235
Toyota Motor Corp.	21	1,299
Ulta Beauty Inc. (b)	1	139
Veoneer Inc. - SDR (b)	4	215
WPP Plc	48	709
Wynn Resorts Ltd.	1	119
Yum! Brands Inc.	5	493
Zalando SE (b)	6	222
		42,546
Consumer Staples 3.2%
Altria Group Inc.	6	380
Bunge Ltd.	6	382
Cal-Maine Foods Inc.	—	11
Church & Dwight Co. Inc.	2	90
Coca-Cola Co.	8	346
ConAgra Brands Inc.	16	543
Constellation Brands Inc. - Class A	1	113
Costco Wholesale Corp.	1	331
Diageo Plc	23	806
Essity AB - Class B	18	461
Keurig Dr Pepper Inc.	4	81
Kimberly-Clark Corp.	10	1,132
Kirin Holdings Co. Ltd.	11	287
Kraft Heinz Foods Co.	9	468
Kroger Co.	5	134
L'Oreal SA	4	891
Mondelez International Inc. - Class A	6	262
Nestle SA	32	2,627
PepsiCo Inc.	5	505
Philip Morris International Inc.	18	1,462
Pola Orbis Holdings Inc.	8	303
Procter & Gamble Co.	5	445
Sanderson Farms Inc.	—	13
Seven & I Holdings Co. Ltd.	18	779
Tyson Foods Inc. - Class A	44	2,627
Unilever Plc	35	1,945
Walmart Inc.	3	291
Wilmar International Ltd.	178	418
		18,133
Energy 2.8%
Advantage Oil & Gas Ltd. (b)	3	7
Andeavor Corp.	5	792
Apache Corp.	2	100
ARC Resources Ltd.	1	16
Baker Hughes a GE Co. LLC - Class A	—	16
Birchcliff Energy Ltd.	3	12
BP Plc - ADR	16	760
BP Plc	6	42
Cabot Oil & Gas Corp.	13	293
Cairn Energy Plc (b)	4	12
Canadian Natural Resources Ltd.	—	13
Centennial Resource Development Inc. - Class A (b)	1	26
Chevron Corp.	2	280
Concho Resources Inc. (b)	4	636
ConocoPhillips Co.	—	14
Continental Resources Inc. (b)	—	11
Delek US Holdings Inc.	—	6
Diamondback Energy Inc.	1	193
Dril-Quip Inc. (b)	—	13
EnCana Corp.	10	136
Energen Corp. (b)	—	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EOG Resources Inc.	6	758
Equinor ASA	18	510
Exxon Mobil Corp.	24	2,025
Galp Energia SGPS SA	1	24
Halliburton Co.	—	7
Hess Corp.	3	200
Jagged Peak Energy Inc. (b)	1	11
Kelt Exploration Ltd. (b)	1	7
Koninklijke Vopak NV	—	17
Kosmos Energy Ltd. (b)	2	21
Lundin Petroleum AB	—	15
Marathon Petroleum Corp.	2	120
Noble Energy Inc.	—	9
Occidental Petroleum Corp.	3	208
Oil States International Inc. (b)	—	6
Phillips 66	5	606
Pioneer Natural Resources Co.	—	17
Plains GP Holdings LP - Class A (b)	1	15
Royal Dutch Shell Plc - Class B - ADR	16	1,135
Schlumberger Ltd.	4	213
Seven Generations Energy Ltd. (b)	1	17
Suncor Energy Inc.	—	15
TechnipFMC Plc	—	11
Tenaris SA	1	15
Total SA	29	1,901
Total SA - ADR	35	2,237
Tourmaline Oil Corp.	1	12
TransCanada Corp.	28	1,116
Tullow Oil Plc (b)	2	7
Valero Energy Corp.	4	408
WorleyParsons Ltd.	31	456
WPX Energy Inc. (b)	1	14
		15,528
Financials 9.3%
ABN AMRO Group NV - CVA	18	493
AIA Group Ltd.	72	648
Ally Financial Inc.	2	50
American International Group Inc.	25	1,351
Ameriprise Financial Inc.	2	306
Australia & New Zealand Banking Group Ltd.	42	859
Aviva Plc	80	509
AXA Equitable Holdings Inc.	14	291
AXA SA	41	1,104
Bank of America Corp.	12	348
Barclays Plc - ADR	14	123
Berkshire Hathaway Inc. - Class B (b)	3	565
BlackRock Inc.	—	39
BNP Paribas SA	19	1,142
Brighthouse Financial Inc. (b)	1	27
Brookfield Asset Management Inc. - Class A	1	40
Capital One Financial Corp.	1	128
CBOE Global Markets Inc.	1	106
Challenger Financial Services Group Ltd.	77	620
Charles Schwab Corp.	32	1,556
Chubb Ltd.	12	1,602
Citigroup Inc.	23	1,614
Close Brothers Group Plc	6	131
CME Group Inc.	—	81
CNA Financial Corp.	1	46
Commerzbank AG (b)	17	176
Danske Bank A/S	21	539
DBS Group Holdings Ltd.	45	849
Direct Line Insurance Group Plc	156	659
DNB Bank ASA	55	1,152
Element Financial Corp.	72	370
Erste Group Bank AG	11	456
Fidelity National Financial Inc.	1	31
Fifth Third Bancorp	12	343
First Republic Bank	5	526
Franklin Resources Inc.	7	222
GAM Holding AG	20	140
ING Groep NV	68	886
Intercontinental Exchange Inc.	19	1,416
Intesa Sanpaolo SpA	184	470
	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.	38	4,329
KeyCorp	7	137
KKR & Co. Inc.	3	76
Lloyds Banking Group Plc	956	736
Loews Corp.	2	90
Macquarie Group Ltd.	8	762
Marsh & McLennan Cos. Inc.	12	984
MetLife Inc.	21	985
Mitsubishi UFJ Financial Group Inc.	156	971
Mitsubishi UFJ Lease & Finance Co. Ltd.	53	310
Morgan Stanley	34	1,580
Muenchener Rueckversicherungs AG	4	975
National Bank of Canada	16	784
Nordea Bank AB	99	1,079
Northern Trust Corp.	—	34
Ping An Insurance Group Co. of China Ltd. - Class H	65	655
PNC Financial Services Group Inc.	8	1,108
Progressive Corp.	4	317
Prudential Financial Inc.	1	101
Raymond James Financial Inc.	2	201
RSA Insurance Group Plc	37	277
S&P Global Inc.	2	355
Sentinel Energy Services Inc. (b)	1	6
Standard Chartered Plc	58	476
State Street Corp.	14	1,146
Storebrand ASA	72	643
Sumitomo Mitsui Trust Holdings Inc.	14	566
Sun Life Financial Inc.	22	875
Svenska Handelsbanken AB - Class A	70	880
Synchrony Financial	15	466
TD Ameritrade Holding Corp.	23	1,231
Tokio Marine Holdings Inc.	18	896
U.S. Bancorp	18	944
United Overseas Bank Ltd.	22	440
Voya Financial Inc.	3	154
Wells Fargo & Co.	56	2,932
Willis Towers Watson Plc	7	1,014
Zurich Insurance Group AG	2	746
		52,275
Health Care 8.5%
Abbott Laboratories	4	326
AbbVie Inc.	2	208
Agilent Technologies Inc.	8	590
Alexion Pharmaceuticals Inc. (b)	8	1,154
Align Technology Inc. (b)	—	117
Allergan Plc	1	261
AmerisourceBergen Corp.	—	31
Amgen Inc.	1	261
Anthem Inc.	6	1,647
Astellas Pharma Inc.	71	1,230
Bayer AG	17	1,494
Becton Dickinson & Co.	11	2,868
Biogen Inc. (b)	1	272
BioMarin Pharmaceutical Inc. (b)	—	44
Boston Scientific Corp. (b)	9	350
Bristol-Myers Squibb Co.	5	292
Celgene Corp. (b)	6	528
Centene Corp. (b)	4	505
CIGNA Corp.	9	1,943
Cooper Cos. Inc.	1	297
CSL Ltd.	2	318
CVS Health Corp.	15	1,201
Danaher Corp.	12	1,353
Elekta AB - Class B	33	444
Eli Lilly & Co.	3	365
Express Scripts Holding Co. (b)	6	565
Fresenius SE & Co. KGaA	16	1,164
Gilead Sciences Inc.	4	301
GlaxoSmithKline Plc - ADR	23	912
GN Store Nord A/S	12	565
HCA Healthcare Inc.	2	310
Hologic Inc. (b)	10	399
Humana Inc.	1	446
Illumina Inc. (b)	—	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Incyte Corp. (b)	1	35
Intuitive Surgical Inc. (b)	3	1,669
Johnson & Johnson	8	1,139
Medtronic Plc	15	1,449
Merck & Co. Inc.	33	2,316
Miraca Holdings Inc.	8	195
Novartis AG	23	1,984
Novo Nordisk A/S - Class B	8	359
Pfizer Inc.	66	2,917
Roche Holding AG	7	1,635
Sanofi SA	11	1,019
Shire Plc - ADR	4	709
Siemens Healthineers AG (b)	8	347
Stryker Corp.	13	2,294
Thermo Fisher Scientific Inc.	7	1,699
UnitedHealth Group Inc.	12	3,277
Universal Health Services Inc. - Class B	—	51
Vertex Pharmaceuticals Inc. (b)	8	1,495
WellCare Health Plans Inc. (b)	1	205
Zimmer Biomet Holdings Inc.	2	219
Zoetis Inc. - Class A	2	159
		47,945
Industrials 5.9%
ABB Ltd.	31	722
AGCO Corp.	—	6
Aker BP ASA (b)	1	7
Alaska Air Group Inc.	6	400
ALS Ltd.	2	14
American Airlines Group Inc.	23	953
Aurubis AG	—	9
Beijing Enterprises Holdings Ltd.	22	120
Bloom Energy Corp. - Clas A (b)	—	3
Boeing Co.	12	4,400
Canadian Pacific Railway Co.	—	100
Caterpillar Inc.	2	246
Central Japan Railway Co.	3	624
Cintas Corp.	—	78
CK Hutchison Holdings Ltd.	77	882
CoStar Group Inc. (b)	—	133
CSX Corp.	4	287
DCC Plc	7	623
Delta Air Lines Inc.	12	713
Equifax Inc.	1	87
FedEx Corp.	3	660
Flowserve Corp.	3	148
Fortive Corp.	8	687
Fortune Brands Home & Security Inc.	2	115
Harris Corp.	4	683
HD Supply Holdings Inc. (b)	1	38
Honeywell International Inc.	11	1,904
Hubbell Inc.	1	187
Illinois Tool Works Inc.	1	141
Jacobs Engineering Group Inc.	—	12
Johnson Controls International Plc	14	494
Kansas City Southern	4	461
Koninklijke Philips Electronics NV	35	1,579
L3 Technologies Inc.	1	145
Legrand SA	6	449
Meggitt Plc	102	753
Melrose Industries Plc	128	333
Mitsubishi Corp.	21	656
Mitsubishi Electric Corp.	82	1,125
Mueller Water Products Inc. - Class A	1	6
Nielsen Holdings Plc	22	606
Norfolk Southern Corp.	—	52
Northrop Grumman Systems Corp.	6	1,975
PACCAR Inc.	6	436
Pentair Plc	3	145
Prysmian SpA	17	402
Recruit Holdings Co. Ltd.	19	627
Republic Services Inc.	—	17
Roper Industries Inc.	4	1,124
Sandvik AB	1	10
SembCorp Industries Ltd.	68	153
	Shares/Par[1]	Value ($)
Sensata Technologies Holding Plc (b)	1	65
Siemens AG	13	1,655
Sims Metal Management Ltd.	1	6
SMC Corp.	1	383
Snap-On Inc.	1	124
Southwest Airlines Co.	10	597
Stanley Black & Decker Inc.	4	613
Stericycle Inc. (b)	3	172
Sumitomo Corp.	69	1,155
Textron Inc.	4	300
THK Co. Ltd.	25	636
Toro Co.	—	9
TransUnion LLC	1	44
Union Pacific Corp.	—	80
United Continental Holdings Inc. (b)	5	471
United Parcel Service Inc. - Class B	1	73
Valmont Industries Inc.	—	6
Wabtec Corp.	1	91
Waste Connections Inc.	3	239
		33,249
Information Technology 8.7%
Accenture Plc - Class A	3	469
Amphenol Corp. - Class A	3	257
Apple Inc.	15	3,463
Applied Materials Inc.	3	112
ASML Holding NV - ADR	—	10
ASML Holding NV	3	599
Black Knight Inc. (b)	2	78
Broadcom Inc.	6	1,378
Cisco Systems Inc.	38	1,864
Corning Inc.	22	763
Fidelity National Information Services Inc.	6	633
Fiserv Inc. (b)	7	567
FleetCor Technologies Inc. (b)	1	185
Gartner Inc. (b)	1	158
Global Payments Inc.	6	748
Hamamatsu Photonics KK	7	263
Hewlett Packard Enterprise Co.	7	118
IHS Markit Ltd. (b)	—	11
Infosys Technologies Ltd. - ADR	46	469
Intel Corp.	8	364
Intuit Inc.	6	1,284
Juniper Networks Inc.	3	90
Keysight Technologies Inc. (b)	11	696
KLA-Tencor Corp.	1	147
Lam Research Corp.	3	420
Largan Precision Co. Ltd.	3	358
Marvell Technology Group Ltd.	6	110
MasterCard Inc. - Class A	13	2,840
Maxim Integrated Products Inc.	9	534
Microchip Technology Inc.	4	352
Micron Technology Inc. (b)	8	344
Microsoft Corp.	80	9,183
Motorola Solutions Inc.	2	205
NEC Electronics Corp. (b)	27	170
Nvidia Corp.	4	1,059
NXP Semiconductors NV (b)	12	1,000
Omron Corp.	9	388
Oracle Corp.	6	304
PayPal Holdings Inc. (b)	14	1,219
QUALCOMM Inc.	11	757
Red Hat Inc. (b)	7	951
Salesforce.com Inc. (b)	11	1,820
Samsung Electronics Co. Ltd. - GDR	1	1,109
ServiceNow Inc. (b)	6	1,109
Splunk Inc. (b)	—	48
Symantec Corp.	12	249
Synopsys Inc. (b)	5	523
Taiwan Semiconductor Manufacturing Co. Ltd.	166	1,422
Take-Two Interactive Software Inc. (b)	—	41
TE Connectivity Ltd.	4	325
Telefonaktiebolaget LM Ericsson - Class B	38	332
Texas Instruments Inc.	12	1,260
Tokyo Electron Ltd.	5	672

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Visa Inc. - Class A	23	3,453
VMware Inc. - Class A (b)	2	270
Workday Inc. - Class A (b)	3	500
Worldpay Inc. - Class A (b)	6	630
Xilinx Inc.	2	143
		48,826
Materials 2.5%
Acerinox SA	1	20
Air Liquide	5	609
Air Products & Chemicals Inc.	3	434
Akzo Nobel NV	—	19
Alamos Gold Inc. - Class A	2	8
Alumina Ltd.	17	34
Amcor Ltd.	44	437
Anglo American Plc	3	71
Antofagasta Plc	37	408
Aperam SA	—	9
ArcelorMittal	1	32
Asahi Kasei Corp.	51	773
Avery Dennison Corp.	—	7
B2Gold Corp. (b)	9	20
Ball Corp.	6	248
BASF SE	9	784
BHP Billiton Ltd.	13	321
BHP Billiton Plc	28	608
BlueScope Steel Ltd.	1	16
Boliden AB	2	66
Centamin Plc	25	35
CF Industries Holdings Inc.	3	176
Cia de Minas Buenaventura SA - ADR	1	7
Covestro AG	6	447
Croda International Plc	—	18
Detour Gold Corp. (b)	1	7
DowDuPont Inc.	21	1,349
Evolution Mining Ltd.	21	40
Ferrexpo Plc	3	8
First Majestic Silver Corp. (b)	1	6
First Quantum Minerals Ltd.	2	19
Fortescue Metals Group Ltd.	8	22
Fortuna Silver Mines Inc. (b)	3	12
Franco-Nevada Corp.	1	82
Freeport-McMoRan Inc. - Class B	2	33
Glencore Plc	25	107
Guyana Goldfields Inc. (b)	2	5
Highland Gold Mining Ltd.	4	7
Hudbay Minerals Inc.	1	7
Incitec Pivot Ltd.	4	10
Independence Group NL	130	437
International Paper Co.	22	1,095
JFE Holdings Inc.	1	30
Johnson Matthey Plc	15	682
Kazakhmys Plc	1	6
Kirkland Lake Gold Inc.	4	70
Koninklijke Philips NV	—	17
Labrador Iron Ore Royalty Corp.	—	8
Lucara Diamond Corp.	4	7
Lundin Mining Corp.	6	30
Martin Marietta Materials Inc.	—	7
Mondi Plc	—	10
Norsk Hydro ASA	5	28
Northern Star Resources Ltd.	12	69
Nucor Corp.	1	61
Orion Engineered Carbons SA	—	8
Orora Ltd.	4	10
Osisko Gold Royalties Ltd.	1	8
OZ Minerals Ltd.	2	14
Petra Diamonds Ltd. (b)	16	8
POSCO - ADR	1	46
PPG Industries Inc.	2	234
Praxair Inc.	—	24
Randgold Resources Ltd.	1	98
Regis Resources Ltd.	5	14
Reliance Steel & Aluminum Co.	—	12
Rio Tinto Ltd.	5	265
	Shares/Par[1]	Value ($)
Rio Tinto Plc	3	173
Royal Gold Inc.	—	16
RPM International Inc.	1	85
Sandfire Resources NL	1	6
Saracen Mineral Holdings Ltd. (b)	23	32
Sealed Air Corp.	2	92
SEMAFO Inc. (b)	5	11
Sherwin-Williams Co.	1	458
South32 Ltd.	137	387
Southern Copper Corp.	2	65
Steel Dynamics Inc.	1	33
Stora Enso Oyj - Class R	30	584
Sumitomo Metal Mining Co. Ltd.	12	423
Symrise AG	—	13
Tahoe Resources Inc. (b)	1	4
Teck Resources Ltd. - Class B	3	69
Ternium SA - ADR	—	12
Topy Industries Ltd.	—	9
Tosoh Corp.	7	112
Umicore SA	12	675
Vale SA	6	87
Valvoline Inc.	1	26
Victrex Plc	—	12
Vidrala SA	—	8
Voestalpine AG	—	11
Vulcan Materials Co.	—	10
Western Areas Ltd.	5	10
Worthington Industries Inc.	1	22
Yara International ASA	—	17
		14,081
Real Estate 1.2%
Acadia Realty Trust	2	59
ADO Properties GmbH	—	18
Alexander & Baldwin Inc.	1	22
Alexandria Real Estate Equities Inc.	—	50
Allied Properties REIT	—	14
American Campus Communities Inc.	1	54
American Tower Corp.	2	250
AvalonBay Communities Inc.	1	267
Boston Properties Inc.	1	80
Camden Property Trust	1	81
Canadian Apartment Properties REIT	1	19
Capitaland Commercial Trust	10	13
CapitaMall Trust	17	28
Charter Hall Retail REIT	6	18
Crown Castle International Corp.	4	418
CubeSmart	1	19
Derwent London Plc	1	25
Douglas Emmett Inc.	3	99
Duke Realty Corp.	—	11
EastGroup Properties Inc.	—	26
Equinix Inc.	1	213
Equity Residential Properties Inc.	4	275
Essex Property Trust Inc.	—	101
Federal Realty Investment Trust	1	64
First Industrial Realty Trust Inc.	—	15
Gecina SA	—	30
Goodman Group	3	19
Great Portland Estates Plc	33	291
Hang Lung Properties Ltd.	11	21
Healthcare Realty Trust Inc.	1	42
Highwoods Properties Inc.	—	20
Hongkong Land Holdings Ltd.	5	33
Hoshino Resorts REIT Inc.	—	10
Host Hotels & Resorts Inc.	2	39
Hudson Pacific Properties Inc.	1	34
Hufvudstaden AB - Class A	2	24
Hysan Development Co. Ltd.	5	25
Iguatemi Empresa de Shopping Centers SA	2	15
Inmobiliaria Colonial SA	2	21
JBG Smith Properties	2	71
Kilroy Realty Corp.	1	61
Kimco Realty Corp.	2	38
Kojamo Oyj (b)	2	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Macerich Co.	1	82
Mitsubishi Estate Co. Ltd.	2	39
Mitsui Fudosan Co. Ltd.	23	546
Mitsui Fudosan Logistics Park Inc.	—	20
Nippon Accommodations Fund Inc.	—	31
Nippon Prologis REIT Inc.	—	16
Paramount Group Inc.	1	19
Pebblebrook Hotel Trust	1	19
ProLogis Inc.	10	678
PS Business Parks Inc.	—	17
PSP Swiss Property AG	—	47
Public Storage	1	164
Rayonier Inc.	1	20
Regency Centers Corp.	3	175
Scentre Group	154	442
Shaftesbury Plc	2	21
Simon Property Group Inc.	1	258
SL Green Realty Corp.	2	228
Sun Hung Kai Properties Ltd.	3	44
Sunstone Hotel Investors Inc.	3	51
Taubman Centers Inc.	—	15
Terreno Realty Corp	1	46
Unibail-Rodamco SE	3	524
Unite Group Plc	2	25
Urban Edge Properties	3	64
Vornado Realty Trust	3	194
Weingarten Realty Investors	1	19
Weyerhaeuser Co.	3	107
		6,961
Utilities 1.8%
American Electric Power Co. Inc.	—	18
American Water Works Co. Inc.	2	194
Atmos Energy Corp.	1	101
CMS Energy Corp.	—	18
DTE Energy Co.	3	372
Duke Energy Corp.	7	584
E.ON SE	24	242
Electric Power Development Co. Ltd.	19	528
Engie SA	52	769
Entergy Corp.	8	616
Evergy Inc.	11	599
Eversource Energy	2	142
Italgas SpA	1	4
National Grid Plc	54	553
NextEra Energy Inc.	11	1,887
NiSource Inc.	25	614
PG&E Corp.	7	332
Sempra Energy	13	1,439
Southern Co.	23	1,008
SSE Plc	11	162
		10,182
Total Common Stocks (cost $309,133)		315,586
PREFERRED STOCKS 0.2%
Consumer Staples 0.0%
Henkel AG & Co. KGaA (c)	—	9
Health Care 0.1%
Becton Dickinson & Co. - Series A (c)	3	167
Industrials 0.0%
Fortive Corp. - Series A, 5.00%, 07/01/21 (c)	—	114
Materials 0.0%
Fuchs Petrolub SE	—	7
International Flavors & Fragrances Inc., 6.00%, 09/15/21 (b) (c)	—	6
		13
Utilities 0.1%
NextEra Energy Inc., 6.12%, 09/01/19 (c)	5	298
Sempra Energy (b) (c)	1	71
Sempra Energy (c)	1	141
		510
Total Preferred Stocks (cost $814)		813
	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28 (d)	380	388
BX Trust
Series 2018-A-GW, 2.96%, (1M US LIBOR + 0.80%), 05/15/25 (d) (e)	415	415
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.72%, 01/10/24 (e)	405	405
Series 2014-B-UBS2, REMIC, 4.70%, 02/10/24	400	408
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 08/25/58 (d)	680	680
Enterprise Fleet Financing LLC
Series 2017-A3-3, 2.36%, 08/20/21 (d)	420	411
Ford Credit Auto Owner Trust
Series 2017-B-1, 2.25%, 05/15/20	415	408
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (d)	228	227
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/15/26	435	409
MetLife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 03/25/57 (d)	356	354
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 05/25/62 (d)	389	384
Santander Drive Auto Receivables Trust
Series 2018-A3-4, 3.01%, 05/15/20	100	100
Series 2018-B-4, 3.27%, 01/15/21	200	199
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 10/25/48 (d)	530	534
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, 3.32%, 06/15/21 (d) (e)	410	411
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 08/25/58 (d)	370	365
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (d) (e)	386	376
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	440
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,937)		6,914
CORPORATE BONDS AND NOTES 11.8%
Communication Services 1.3%
Baidu Inc.
3.88%, 09/29/23	275	272
Cablevision Systems Corp.
5.88%, 09/15/22	225	229
CB Escrow Corp.
8.00%, 10/15/25 (d)	200	186
CBS Radio Inc.
7.25%, 11/01/24 (d)	200	193
CenturyLink Inc.
7.50%, 04/01/24	300	319
Cequel Communications Holdings I LLC
7.75%, 07/15/25 (d)	325	346
Charter Communications Operating LLC
4.50%, 02/01/24	1,050	1,055
DISH DBS Corp.
7.75%, 07/01/26	200	189
DKT Finance ApS
9.38%, 06/17/23 (d)	400	422
GCI Inc.
6.88%, 04/15/25	200	207
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (d)	265	268
Interpublic Group of Cos. Inc.
3.50%, 10/01/20	35	35
MDC Partners Inc.
6.50%, 05/01/24 (d)	200	177
NBCUniversal Media LLC
2.88%, 01/15/23	400	389
Numericable Group SA
6.25%, 05/15/24 (d)	325	321

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Omnicom Group Inc.
3.65%, 11/01/24	100	97
Radiate Holdco LLC
6.63%, 02/15/25 (d)	325	304
Sprint Corp.
7.13%, 06/15/24	250	260
Tencent Holdings Ltd.
2.99%, 01/19/23 (d)	375	363
Time Warner Cable Inc.
6.55%, 05/01/37	425	461
Univision Communications Inc.
5.13%, 02/15/25 (d)	250	234
Verizon Communications Inc.
5.15%, 09/15/23	625	669
4.27%, 01/15/36	375	357
		7,353
Consumer Discretionary 1.0%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	375	344
Amazon.com Inc.
5.20%, 12/03/25	350	384
3.88%, 08/22/37	225	220
AmeriGas Partners LP
5.50%, 05/20/25	85	84
AutoZone Inc.
3.13%, 07/15/23	225	219
Avon International Operations Inc.
7.88%, 08/15/22 (d)	250	258
CRC Escrow Issuer LLC
5.25%, 10/15/25 (d)	225	215
Expedia Inc.
5.00%, 02/15/26	150	153
Frontdoor Inc.
6.75%, 08/15/26 (d)	40	41
Golden Nugget Inc.
8.75%, 10/01/25 (d)	450	471
IRB Holding Corp.
6.75%, 02/15/26 (d)	175	172
M/I Homes Inc.
5.63%, 08/01/25	200	188
Mattel Inc.
6.75%, 12/31/25 (d)	325	318
Men's Wearhouse Inc.
7.00%, 07/01/22	275	283
Nissan Motor Acceptance Corp.
3.65%, 09/21/21 (d)	220	220
NVA Holdings Inc.
6.88%, 04/01/26 (d)	200	200
O'Reilly Automotive Inc.
3.60%, 09/01/27	150	142
Party City Holdco Inc.
6.63%, 08/01/26 (d)	165	167
PF Chang's China Bistro Inc.
10.25%, 06/30/20 (d)	200	194
Priceline Group Inc.
3.60%, 06/01/26	350	339
QVC Inc.
4.45%, 02/15/25	275	261
Stars Group Holdings BV
7.00%, 07/15/26 (d)	275	284
Weight Watchers International Inc.
8.63%, 12/01/25 (d)	200	216
Williams Scotsman International Inc.
6.88%, 08/15/23 (d)	200	198
		5,571
Consumer Staples 0.3%
BAT Capital Corp.
2.76%, 08/15/22 (d)	225	217
Chobani LLC
7.50%, 04/15/25 (d)	90	82
Danone SA
2.95%, 11/02/26 (d)	250	229
Kraft Heinz Foods Co.
4.00%, 06/15/23	275	275
	Shares/Par[1]	Value ($)
Sigma Holdco BV
7.88%, 05/15/26 (d)	250	236
Unilever Capital Corp.
3.00%, 03/07/22	250	248
Walmart Inc.
3.40%, 06/26/23	550	551
		1,838
Energy 0.5%
APT Pipelines Ltd.
4.25%, 07/15/27 (d)	225	219
Boardwalk Pipelines LP
4.45%, 07/15/27	100	96
Bruin E&P Partners LLC
8.88%, 08/01/23 (d)	200	207
Chaparral Energy Inc.
8.75%, 07/15/23 (d)	200	200
Chesapeake Energy Corp.
8.00%, 06/15/27	200	204
Concho Resources Inc.
3.75%, 10/01/27	100	96
Denbury Resources Inc.
9.00%, 05/15/21 (d)	150	162
Enbridge Inc.
4.25%, 12/01/26	275	277
ENI SpA
4.00%, 09/12/23 (d)	200	198
Ensco Plc
7.75%, 02/01/26	200	198
Halcon Resources Corp.
6.75%, 02/15/25	200	192
Hess Corp.
4.30%, 04/01/27	150	145
Petroleos Mexicanos
5.38%, 03/13/22	250	257
5.50%, 06/27/44	300	254
Western Gas Partners LP
5.45%, 04/01/44	100	94
Williams Partners LP
5.10%, 09/15/45	175	176
		2,975
Financials 4.6%
ABN AMRO Bank NV
4.75%, 07/28/25 (d)	325	326
ACE INA Holdings Inc.
4.35%, 11/03/45	100	101
AerCap Ireland Capital Ltd.
4.13%, 07/03/23	375	372
AIA Group Ltd.
3.13%, 03/13/23	400	387
Alpha 2 BV
9.50%, 06/01/23 (d) (f)	200	203
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	300	296
3.65%, 02/01/26	175	170
4.90%, 02/01/46	300	302
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (d)	209	207
Bank of America Corp.
2.25%, 04/21/20	650	641
3.82%, 01/20/28 (e)	725	706
BBVA Bancomer SA
4.38%, 04/10/24 (d)	275	274
BPCE SA
4.00%, 09/12/23 (d)	510	502
Capital One NA
2.35%, 01/31/20	375	371
Caterpillar Financial Services Corp.
3.15%, 09/07/21	500	499
Change Healthcare Holdings Inc.
5.75%, 03/01/25 (d)	225	223
Citigroup Inc.
3.40%, 07/23/21	825	824
3.89%, 01/10/28 (e)	325	315

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Citizens Financial Group Inc.
2.38%, 07/28/21	700	675
Credit Agricole SA
3.75%, 04/24/23 (d)	675	663
Credit Suisse Group AG
3.00%, 12/14/23 (d) (e)	275	261
Enel Finance International NV
4.25%, 09/14/23 (d)	355	352
Financial & Risk US Holdings Inc.
8.25%, 11/15/26 (d)	170	169
Ford Motor Credit Co. LLC
3.81%, 10/12/21	400	396
General Motors Financial Co. Inc.
3.20%, 07/06/21	400	395
Goldman Sachs Group Inc.
3.85%, 01/26/27	1,050	1,019
GTT Communications Inc.
7.88%, 12/31/24 (d)	300	292
GW Honos Security Corp.
8.75%, 05/15/25 (d)	200	195
HLF Financing SARL LLC
7.25%, 08/15/26 (d)	250	254
HSBC Holdings Plc
3.26%, 03/13/23 (e)	525	514
HUB International Ltd.
7.00%, 05/01/26 (d)	200	200
Intercontinental Exchange Inc.
2.75%, 12/01/20	100	99
Intesa Sanpaolo SpA
3.13%, 07/14/22 (d)	475	441
JPMorgan Chase & Co.
3.38%, 05/01/23	475	466
3.63%, 12/01/27	900	849
JPMorgan Chase Bank NA
3.88%, 07/24/38 (e)	425	397
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	100	101
Lincoln National Corp.
3.80%, 03/01/28	325	313
LYB International Finance II BV
3.50%, 03/02/27	325	304
Marsh & McLennan Cos. Inc.
3.30%, 03/14/23	125	122
4.35%, 01/30/47	125	120
Morgan Stanley
2.80%, 06/16/20	350	347
3.13%, 07/27/26	275	256
3.97%, 07/22/38	475	445
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	475	471
NiSource Inc.
3.95%, 03/30/48	150	134
Peabody Securities Finance Corp.
6.38%, 03/31/25 (d)	175	178
PNC Bank NA
3.50%, 06/08/23	275	274
Pricoa Global Funding I
3.45%, 09/01/23 (d)	600	595
Royal Bank of Scotland Group Plc
4.52%, 06/25/24 (c) (e)	375	375
Santander UK Group Holdings Plc
3.57%, 01/10/23	1,050	1,020
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	350	330
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (d)	800	772
Titan Acquisition Ltd.
7.75%, 04/15/26 (d)	125	109
Toronto-Dominion Bank
3.50%, 07/19/23	525	522
Toyota Motor Credit Corp.
2.95%, 04/13/21	675	671
UBS Group AG
4.13%, 09/24/25 (d)	375	372
	Shares/Par[1]	Value ($)
USIS Merger Sub Inc.
6.88%, 05/01/25 (d)	100	100
Voya Financial Inc.
3.13%, 07/15/24	250	236
Wand Merger Corp.
8.13%, 07/15/23 (d)	200	210
Wells Fargo & Co.
3.07%, 01/24/23	1,050	1,023
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	304
Westpac Banking Corp.
2.15%, 03/06/20	450	444
Willis North America Inc.
3.60%, 05/15/24	150	146
4.50%, 09/15/28	495	493
Woodside Finance Ltd.
3.70%, 09/15/26 (d)	475	452
Ziggo Bond Finance BV
6.00%, 01/15/27 (d)	300	274
		25,869
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	279
Anthem Inc.
2.50%, 11/21/20	400	393
Bayer US Finance II LLC
3.50%, 06/25/21 (d)	200	199
Becton Dickinson & Co.
3.70%, 06/06/27	275	263
Biogen Inc.
3.63%, 09/15/22	325	326
Celgene Corp.
3.55%, 08/15/22	525	522
Crimson Merger Sub Inc.
6.63%, 05/15/22 (d)	300	293
CVS Health Corp.
3.50%, 07/20/22	475	471
5.05%, 03/25/48	475	484
Elanco Animal Health Inc.
3.91%, 08/27/21 (d)	50	50
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (d)	200	200
Express Scripts Holding Co.
3.00%, 07/15/23	500	480
Halfmoon Parent Inc.
3.75%, 07/15/23 (d)	435	433
Heartland Dental LLC
8.50%, 05/01/26 (d)	200	191
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (d)	200	208
Northwell Healthcare Inc.
3.98%, 11/01/46	175	159
Polaris Intermediate Corp.
8.50%, 12/01/22 (d) (f)	200	207
Providence St. Joseph Health Obligated Group
3.93%, 10/01/48	550	515
Stanford Health Care
3.80%, 11/15/48	150	142
Tenet Healthcare Corp.
7.00%, 08/01/25	200	198
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (d)	300	289
9.25%, 04/01/26 (d)	250	270
		6,572
Industrials 0.7%
Air Lease Corp.
3.50%, 01/15/22	155	154
Avnet Inc.
4.63%, 04/15/26	100	99
Burlington Northern Santa Fe LLC
4.15%, 12/15/48	375	370
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25 (d)	200	192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Cimpress NV
7.00%, 06/15/26 (d)	200	203
CSX Corp.
3.70%, 11/01/23	350	351
General Dynamics Corp.
2.88%, 05/11/20	850	848
John Deere Capital Corp.
2.35%, 01/08/21	275	270
Lockheed Martin Corp.
3.55%, 01/15/26	250	247
3.80%, 03/01/45	125	116
New Enterprise Stone & Lime Co. Inc.
10.13%, 04/01/22 (d)	200	214
Republic Services Inc.
3.38%, 11/15/27	100	95
Rockwell Collins Inc.
3.20%, 03/15/24	350	338
Roper Technologies Inc.
3.80%, 12/15/26	375	365
		3,862
Information Technology 0.6%
Apple Inc.
1.90%, 02/07/20	425	420
3.20%, 05/11/27	1,150	1,110
Banff Merger Sub Inc.
9.75%, 09/01/26 (d)	175	178
Broadcom Corp.
3.00%, 01/15/22	625	608
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (d)	125	124
Microchip Technology Inc.
3.92%, 06/01/21 (d)	150	149
Microsoft Corp.
1.85%, 02/06/20	375	369
4.20%, 11/03/35	100	104
QUALCOMM Inc.
3.00%, 05/20/22	225	221
West Corp.
8.50%, 10/15/25 (d)	200	184
		3,467
Materials 0.5%
Aleris International Inc.
10.75%, 07/15/23 (d)	125	133
ARD Finance SA
7.88%, 09/15/23 (f)	325	328
BWAY Holding Co.
7.25%, 04/15/25 (d)	200	195
CVR Partners LP
9.25%, 06/15/23 (d)	200	213
First Quantum Minerals Ltd.
7.50%, 04/01/25 (d)	200	190
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (d)	315	302
Goldcorp Inc.
3.63%, 06/09/21	175	174
Novelis Corp.
6.25%, 08/15/24 (d)	200	204
Nucor Corp.
3.95%, 05/01/28	250	250
PQ Corp.
5.75%, 12/15/25 (d)	200	199
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	175	176
Starfruit Finco BV
8.00%, 10/01/26 (d)	175	178
SunCoke Energy Inc.
7.50%, 06/15/25 (d)	275	283
Vulcan Materials Co.
4.50%, 06/15/47	100	89
		2,914
Real Estate 0.4%
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	565	570
	Shares/Par[1]	Value ($)
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	261
Duke Realty LP
4.00%, 09/15/28	410	402
Essex Portfolio LP
3.38%, 04/15/26	525	497
Highwoods Realty LP
3.63%, 01/15/23	125	122
Kimco Realty Corp.
3.30%, 02/01/25	150	142
Regency Centers Corp.
3.60%, 02/01/27	100	95
Ventas Realty LP
3.25%, 10/15/26	170	157
		2,246
Telecommunication Services 0.1%
C&W Senior Financing Designated Activity Co.
6.88%, 09/15/27 (d)	300	300
Digicel Group Ltd.
6.00%, 04/15/21 (d)	200	186
		486
Utilities 0.6%
Alabama Power Co.
3.75%, 03/01/45	150	138
AmeriGas Partners LP
5.63%, 05/20/24	75	75
Berkshire Hathaway Energy Co.
3.80%, 07/15/48	325	294
Calpine Corp.
5.75%, 01/15/25	200	177
CMS Energy Corp.
3.00%, 05/15/26	100	94
Duke Energy Progress LLC
3.70%, 10/15/46	100	91
Eversource Energy
3.30%, 01/15/28	100	94
Exelon Generation Co. LLC
2.95%, 01/15/20	225	224
FirstEnergy Corp.
4.35%, 01/15/25 (d)	250	253
7.38%, 11/15/31	225	289
Florida Power & Light Co.
4.13%, 06/01/48	300	300
Georgia Power Co.
2.00%, 09/08/20	375	366
State Grid Overseas Investment Ltd.
3.75%, 05/02/23 (d)	400	400
Virginia Electric & Power Co.
4.00%, 01/15/43	275	265
		3,060
Total Corporate Bonds And Notes (cost $66,582)		66,213
SENIOR LOAN INTERESTS 0.1%
Communication Services 0.1%
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (e)	249	244
Consumer Discretionary 0.0%
J.C. Penney Corp. Inc.
Term Loan B, 6.57%, (3M LIBOR + 4.25%), 06/09/23 (e)	250	232
Information Technology 0.0%
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (e) (g)	175	175
Total Senior Loan Interests (cost $658)		651
GOVERNMENT AND AGENCY OBLIGATIONS 19.0%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2018-M1-DNA3, REMIC, 2.88%, (1M US LIBOR + 0.75%), 09/25/48 (d) (e)	395	395

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 8.1%
Federal National Mortgage Association
TBA, 2.50%, 10/15/32 (h)	1,275	1,230
TBA, 3.00%, 10/15/32 - 10/15/47 (h)	1,365	1,327
3.50%, 05/01/33 - 10/15/48 (h)	2,525	2,507
3.00%, 03/01/38 - 04/01/47	7,247	6,966
5.50%, 05/01/44	1,280	1,391
TBA, 4.50%, 10/15/46 (h)	252	260
3.50%, 12/01/46 - 04/01/48	6,913	6,817
TBA, 4.00%, 10/15/47 (h)	2,270	2,292
TBA, 5.50%, 10/15/47 (h)	155	166
4.50%, 09/01/46 - 06/01/48	2,800	2,910
4.00%, 08/01/47 - 03/01/48	4,337	4,388
5.00%, 08/01/48	876	921
Government National Mortgage Association
TBA, 5.00%, 10/15/44 (h)	460	480
TBA, 5.50%, 10/15/44 (h)	600	633
4.00%, 03/20/47	389	397
TBA, 3.00%, 10/15/47 (h)	1,690	1,637
TBA, 4.00%, 10/15/47 (h)	1,415	1,439
TBA, 4.50%, 10/15/47 (h)	2,220	2,294
3.00%, 02/20/48	829	804
4.50%, 07/20/48	507	525
3.50%, 05/20/47 - 08/20/48	2,446	2,435
5.00%, 05/20/48 - 09/20/48	3,802	3,979
		45,798
Municipal 0.3%
American Municipal Power Inc.
6.45%, 02/15/44	250	317
Chicago Transit Authority
6.90%, 12/01/40	300	381
Metropolitan Transportation Commission
6.91%, 10/01/50	235	341
Municipal Electric Authority of Georgia
6.66%, 04/01/57	350	414
State of California
7.55%, 04/01/39	240	350
		1,803
Sovereign 0.4%
Bermuda Government International Bond
3.72%, 01/25/27 (d)	300	286
Province of Alberta, Canada
2.20%, 07/26/22	500	481
Province of Ontario, Canada
2.40%, 02/08/22	500	487
Province of Quebec, Canada
3.50%, 07/29/20	500	504
United Mexican States
4.13%, 01/21/26	300	297
		2,055
Treasury Inflation Indexed Securities 0.3%
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/48 (i)	5	5
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 01/15/23 (i)	490	481
0.25%, 01/15/25 (i)	356	342
0.38%, 07/15/25 - 07/15/27 (i)	261	251
0.50%, 01/15/28 (i)	59	57
1.75%, 01/15/28 (i)	23	24
2.50%, 01/15/29 (i)	75	86
3.88%, 04/15/29 (i)	29	38
2.13%, 01/15/19 - 02/15/41 (i)	87	105
0.63%, 04/15/23 - 02/15/43 (i)	273	268
0.75%, 02/15/42 - 02/15/45 (i)	38	36
	Shares/Par[1]	Value ($)
1.00%, 02/15/46 (i)	101	100
0.88%, 02/15/47 (i)	5	5
		1,798
U.S. Treasury Securities 9.8%
U.S. Treasury Bond
4.50%, 05/15/38 (j)	7,000	8,398
3.00%, 02/15/48 - 08/15/48	6,405	6,162
U.S. Treasury Note
2.63%, 07/31/20	17,040	16,984
2.75%, 07/31/23 - 08/31/23	18,170	18,011
2.88%, 08/15/28	5,650	5,564
		55,119
Total Government And Agency Obligations (cost $107,982)		106,968
INVESTMENT COMPANIES 0.0%
Altaba Inc. (b)	3	225
Total Investment Companies (cost $232)		225
SHORT TERM INVESTMENTS 14.0%
Investment Companies 14.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (k) (l)	3,900	3,900
T. Rowe Price Government Reserve Fund, 2.09% (k) (l)	74,820	74,820
Total Short Term Investments (cost $78,720)		78,720
Total Investments 102.3% (cost $571,058)		576,090
Other Derivative Instruments (0.1)%		(406)
Other Assets and Liabilities, Net (2.2)%		(12,532)
Total Net Assets 100.0%		563,152

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) Convertible security.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $27,089 and 4.8%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $14,307.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

Envision Healthcare Corp. – 1st Lien Term Loan	209	(1)
Starfruit Finco BV – Term Loan B	129	1
	338	—

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging EAFE Index	428	December 2018	41,569	(379)	706
S&P 500 E-Mini Index	602	December 2018	87,370	(28)	492
U.S. Treasury Long Bond	(52)	December 2018	(7,500)	8	194
U.S. Treasury Note, 10-Year	(144)	December 2018	(17,315)	(4)	211
U.S. Treasury Note, 2-Year	(73)	December 2018	(15,433)	(3)	49
U.S. Treasury Note, 5-Year	(178)	December 2018	(20,210)	(10)	189
Ultra Long Term U.S. Treasury Bond	(29)	December 2018	(4,641)	10	167
				(406)	2,008

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	SSB	10/03/18	JPY	475	4	—
					4	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 92.8%
Communication Services 2.0%
Electronic Arts Inc. (a)	77	9,278
Farfetch Ltd. - Class A (a)	78	2,127
IAC/InterActiveCorp. (a)	425	92,106
Zillow Group Inc. - Class A (a)	110	4,862
Zillow Group Inc. - Class C (a) (b)	287	12,700
		121,073
Consumer Discretionary 15.1%
Aptiv Plc	598	50,172
ARAMARK Corp.	1,092	46,978
Burlington Stores Inc. (a)	261	42,522
Carmax Inc. (a) (b)	511	38,156
Darden Restaurants Inc.	160	17,790
Dollar General Corp.	730	79,789
Dollar Tree Inc. (a)	456	37,187
Dunkin' Brands Group Inc.	454	33,469
Expedia Group Inc.	164	21,399
Ferrari NV (b)	64	8,762
Hilton Worldwide Holdings Inc.	463	37,401
Marriott International Inc. - Class A	370	48,851
MGM Resorts International	1,998	55,764
Michaels Cos. Inc. (a)	741	12,026
Norwegian Cruise Line Holdings Ltd. (a)	1,562	89,706
O'Reilly Automotive Inc. (a)	91	31,606
ServiceMaster Global Holdings Inc. (a)	741	45,964
Tapestry Inc.	2,194	110,292
Ulta Beauty Inc. (a)	92	25,955
Vail Resorts Inc.	201	55,158
Visteon Corp. (a)	182	16,908
		905,855
Consumer Staples 2.7%
Casey's General Stores Inc.	350	45,189
ConAgra Brands Inc.	908	30,845
Kroger Co.	1,003	29,197
Sprouts Farmers Market Inc. (a)	1,008	27,629
TreeHouse Foods Inc. (a)	593	28,375
		161,235
Energy 1.9%
ARC Resources Ltd. (b)	1,029	11,472
Cabot Oil & Gas Corp.	1,121	25,245
Centennial Resource Development Inc. - Class A (a)	950	20,758
Concho Resources Inc. (a)	370	56,518
		113,993
Financials 8.5%
Assurant Inc.	272	29,362
Axis Capital Holdings Ltd.	283	16,332
CBOE Global Markets Inc.	459	44,046
Fidelity National Financial Inc.	1,544	60,756
Fifth Third Bancorp	1,369	38,223
KKR & Co. Inc.	1,128	30,761
MarketAxess Holdings Inc.	91	16,243
Oaktree Capital Group LLC - Class A	220	9,108
Progressive Corp.	821	58,324
Shopify Inc. - Class A (a)	68	11,183
SLM Corp. (a)	1,655	18,453
TD Ameritrade Holding Corp.	1,516	80,090
Webster Financial Corp.	284	16,745
Willis Towers Watson Plc	558	78,707
		508,333
Health Care 15.7%
Acadia HealthCare Co. Inc. (a) (b)	678	23,866
Agilent Technologies Inc.	1,285	90,644
Alkermes Plc (a)	1,103	46,811
Alnylam Pharmaceuticals Inc. (a)	251	21,968
Amneal Pharmaceuticals Inc. - Class A (a)	681	15,104
athenahealth Inc. (a)	45	6,012
Bruker Corp.	1,576	52,711
Catalent Inc. (a)	1,405	63,998
Cooper Cos. Inc.	413	114,463
Dentsply Sirona Inc.	181	6,831
	Shares/Par[1]	Value ($)
DexCom Inc. (a)	160	22,886
Elanco Animal Health Inc. (a) (b)	143	4,989
Envision Healthcare Corp. (a)	636	29,084
Exact Sciences Corp. (a)	317	25,018
Hologic Inc. (a)	2,345	96,098
Idexx Laboratories Inc. (a)	73	18,225
Incyte Corp. (a)	369	25,491
Iqvia Ltd. (a)	272	35,289
Madrigal Pharmaceuticals Inc. (a) (b)	14	2,998
MEDNAX Inc. (a)	545	25,430
Sage Therapeutics Inc. (a)	68	9,605
Seattle Genetics Inc. (a)	367	28,303
Teleflex Inc.	505	134,375
TESARO Inc. (a) (b)	64	2,497
West Pharmaceutical Services Inc.	275	33,954
		936,650
Industrials 20.1%
Alaska Air Group Inc.	227	15,631
Allegion Plc	570	51,625
BWX Technologies Inc.	462	28,893
Colfax Corp. (a)	922	33,247
CoStar Group Inc. (a)	93	39,138
Equifax Inc.	131	17,054
Fortive Corp.	688	57,930
Gardner Denver Holdings Inc. (a)	1,219	34,546
Harris Corp.	597	101,018
HD Supply Holdings Inc. (a)	1,090	46,641
IDEX Corp.	558	84,068
JB Hunt Transport Services Inc.	90	10,705
Kansas City Southern	321	36,363
KAR Auction Services Inc.	733	43,753
L3 Technologies Inc.	89	18,902
Maxar Technologies Ltd. (b)	224	7,395
Roper Industries Inc.	276	81,754
Sensata Technologies Holding Plc (a)	1,722	85,325
Textron Inc.	1,925	137,580
TransUnion LLC	730	53,713
United Continental Holdings Inc. (a)	456	40,611
Verisk Analytics Inc. (a)	550	66,303
Waste Connections Inc.	679	54,164
Xylem Inc.	683	54,551
		1,200,910
Information Technology 20.7%
Atlassian Corp. Plc - Class A (a)	454	43,648
Black Knight Inc. (a)	824	42,807
CDK Global Inc.	454	28,402
Coherent Inc. (a)	139	23,934
CoreLogic Inc. (a)	1,056	52,177
Corning Inc.	1,844	65,093
Fidelity National Information Services Inc.	365	39,811
Fiserv Inc. (a)	775	63,845
FleetCor Technologies Inc. (a)	220	50,125
Gartner Inc. (a)	185	29,323
Global Payments Inc.	306	38,975
Guidewire Software Inc. (a)	127	12,828
IHS Markit Ltd. (a)	694	37,448
Keysight Technologies Inc. (a)	1,544	102,336
Marvell Technology Group Ltd.	2,053	39,623
Maxim Integrated Products Inc.	646	36,428
Microchip Technology Inc. (b)	1,332	105,108
National Instruments Corp.	423	20,444
Red Hat Inc. (a)	356	48,582
Skyworks Solutions Inc.	318	28,846
Splunk Inc. (a)	137	16,565
SS&C Technologies Holdings Inc.	499	28,358
SurveyMonkey Inc. (a) (c) (d) (e)	41	629
Symantec Corp.	1,460	31,069
Tableau Software Inc. - Class A (a)	334	37,321
Workday Inc. - Class A (a)	462	67,443
Worldpay Inc. - Class A (a)	920	93,168
Xilinx Inc.	636	50,988
		1,235,324
Materials 5.1%
Air Products & Chemicals Inc.	363	60,639

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ardagh Group SA - Class A	99	1,652
Ball Corp.	1,979	87,056
Franco-Nevada Corp.	372	23,269
Martin Marietta Materials Inc.	139	25,291
RPM International Inc.	730	47,406
Sealed Air Corp.	466	18,710
Valvoline Inc.	1,908	41,041
		305,064
Real Estate 0.1%
WeWork Co. - Class A (a) (d) (e) (f)	66	4,183
Utilities 0.9%
Atmos Energy Corp.	217	20,378
Sempra Energy	295	33,556
		53,934
Total Common Stocks (cost $4,049,946)		5,546,554
PREFERRED STOCKS 0.3%
Real Estate 0.3%
WeWork Co. - Series D-2 (a) (d) (e) (f)	122	7,794
WeWork Co. - Series D-1 (a) (d) (e) (f)	156	9,919
Total Preferred Stocks (cost $4,627)		17,713
SHORT TERM INVESTMENTS 8.0%
Investment Companies 6.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	4,927	4,927
T. Rowe Price Government Reserve Fund, 2.09% (g) (h)	393,490	393,490
		398,417
	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (g) (h)	81,041	81,041
Total Short Term Investments (cost $479,458)		479,458
Total Investments 101.1% (cost $4,534,031)		6,043,725
Other Assets and Liabilities, Net (1.1)%		(64,844)
Total Net Assets 100.0%		5,978,881

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SurveyMonkey Inc.	04/22/14	679	629	—
WeWork Co. - Series D-2	12/10/14	2,036	7,794	0.1
WeWork Co. - Class A	12/10/14	949	4,183	0.1
WeWork Co. - Series D-1	12/10/14	2,591	9,919	0.2
		6,255	22,525	0.4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.1%
Allegro CLO Ltd.
Series 2015-AR-IA, 3.18%, (3M US LIBOR + 0.84%), 07/25/27 (a) (b)	3,110	3,102
Ally Auto Receivables Trust
Series 2015-C-2, 2.41%, 01/15/19 (b)	2,985	2,981
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,031
Series 2017-C-2, 2.46%, 09/15/22	395	387
Series 2017-D-2, 2.93%, 11/15/23	550	540
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,542
Series 2018-A-4, 3.30%, 07/15/21	2,530	2,527
AmeriCredit Automobile Receivables Trust
Series 2014-E-4, 3.66%, 11/08/18	845	846
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,845
Series 2015-A3-4, 1.70%, 07/08/20	70	70
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,094
Series 2016-A3-1, 1.81%, 10/08/20	106	106
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,440
Series 2016-A3-4, 1.53%, 07/08/21	2,169	2,158
Series 2014-E-1, 3.58%, 08/09/21 (b)	1,040	1,040
Series 2014-E-2, 3.37%, 11/08/21 (b)	2,170	2,172
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,135
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,275
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,020
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,085
Series 2014-C-3, REMIC, 2.58%, 09/08/20	316	312
Series 2014-D-3, REMIC, 3.13%, 10/08/20	2,565	2,570
Series 2014-E-3, REMIC, 3.72%, 03/08/22 (b)	860	862
ARI Fleet Lease Trust
Series 2016-A2-A, 1.82%, 07/15/24 (b)	281	281
Series 2017-A2-A, 1.91%, 04/15/26 (b)	562	559
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,455	1,448
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	259	258
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	1,295	1,293
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	920	911
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (b)	1,308	1,309
Series 2013-B-2A, 3.66%, 02/20/19 (b)	454	455
Series 2014-A-1A, 2.46%, 07/20/19 (b)	880	877
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,442
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,628
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	837
Series 2016-A-1A, 2.99%, 06/21/21 (b)	2,200	2,171
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,061
Babson CLO Ltd.
Series 2013-AR-IA, 3.15%, (3M US LIBOR + 0.80%), 01/20/28 (a) (b)	3,900	3,883
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	4,200	4,182
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	3,574	3,560
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (a) (b)	1,289	1,284
BlueMountain CLO Ltd.
Series 2015-A1R-2A, 3.26%, (3M US LIBOR + 0.93%), 07/18/27 (a) (b)	3,770	3,766
BMW Vehicle Lease Trust
Series 2016-A3-2, 1.43%, 02/20/19	823	821
BX Trust
Series 2017-B-IMC, 3.56%, (1M US LIBOR + 1.40%), 10/15/19 (a) (b)	3,845	3,846
Series 2017-D-IMC, 4.41%, (1M US LIBOR + 2.25%), 10/15/19 (a) (b)	1,210	1,213
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	782
Capital Auto Receivables Asset Trust
Series 2016-A3-3, 1.54%, 02/20/19	315	314
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,156
Series 2016-A3-1, 1.73%, 04/20/20	235	235
Series 2018-C-1, 3.36%, 06/20/21 (b)	2,280	2,262
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,215
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	376
	Shares/Par[1]	Value ($)
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	607
Carlyle Global Market Strategies CLO Ltd.
Series 2015-AR-1A, 3.35%, (3M US LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,416
Series 2015-A1R-3A, 3.34%, (3M US LIBOR + 1.00%), 07/28/28 (a) (b)	3,805	3,805
CarMax Auto Owner Trust
Series 2016-A3-4, 1.40%, 08/15/21	2,371	2,344
Series 2017-C-4, 2.70%, 10/15/21	530	512
CCG Receivables Trust
Series 2015-B-1, 2.60%, 01/17/23 (b)	810	810
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	582	578
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	70	70
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	305	304
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	601	595
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	1,130	1,122
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	953	942
CLNS Trust
Series 2017-A-IKPR, 2.93%, (1M US LIBOR + 0.80%), 06/11/22 (a) (b)	1,395	1,395
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 06/15/20	1,604	1,586
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	839	836
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	729	722
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	259	257
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	837	812
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	125	122
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,070	2,030
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	881	866
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	384	375
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	4,037	4,012
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	1,961	1,949
COMM Mortgage Trust
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	1,374	1,359
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	310	309
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,329	1,315
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	504	497
Series 2014-A-TWC, REMIC, 3.00%, (1M US LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,281
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	201	200
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,594
Commercial Mortgage Trust
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	131	130
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	178	177
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	259	258
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	232	231
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,169	1,155
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	446	442
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	1,613	1,580
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	2,514	2,504
Series 2018-A3-3A, 3.96%, 08/25/58 (b)	275	275
Series 2017-A3-1A, REMIC, 3.49%, 10/25/25 (a) (b)	392	388
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (a) (b)	1,914	1,897
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (a) (b)	165	163
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (a) (b)	157	153
Diamond Resorts Owner Trust
Series 2014-A-1, 2.54%, 05/20/27 (b)	503	503
Series 2015-A-2, 2.99%, 05/22/28 (b)	383	381
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (b)	342	342

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	361	350
Series 2017-A-A, 2.69%, 03/25/30 (b)	866	843
Enterprise Fleet Financing LLC
Series 2016-A2-1, 1.83%, 11/20/18 (b)	989	988
Series 2016-A2-2, 1.74%, 06/20/19 (b)	642	640
Series 2017-A2-1, 2.13%, 11/20/19 (b)	686	682
Series 2017-A2-2, 1.97%, 04/20/20 (b)	913	906
Series 2017-A2-3, 2.13%, 08/20/20 (b)	3,602	3,570
Series 2018-A2-1, 2.87%, 04/20/21 (b)	1,720	1,716
Series 2018-A2-2, 3.14%, 06/20/21 (b)	2,060	2,059
Series 2017-A3-3, 2.36%, 08/20/21 (b)	955	935
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C07, 3.52%, (1M US LIBOR + 1.30%), 04/25/29 (a)	229	230
Series 2017-1M1-C01, 3.52%, (1M US LIBOR + 1.30%), 07/25/29 (a)	982	989
Series 2017-2M1-C02, 3.37%, (1M US LIBOR + 1.15%), 09/25/29 (a)	2,390	2,403
Series 2017-2M1-C04, 3.07%, (1M US LIBOR + 0.85%), 11/25/29 (a)	2,193	2,197
Series 2017-1M1-C03, REMIC, 3.17%, (1M US LIBOR + 0.95%), 10/25/29 (a)	2,688	2,701
Series 2017-1M1-C05, REMIC, 2.77%, (1M US LIBOR + 0.55%), 01/25/30 (a)	2,689	2,690
Series 2017-1M1-C06, REMIC, 2.97%, (1M US LIBOR + 0.75%), 02/25/30 (a)	2,171	2,173
Series 2017-2M1-C06, REMIC, 2.97%, (1M US LIBOR + 0.75%), 02/25/30 (a)	972	973
Series 2018-2M1-C02, REMIC, 2.87%, (1M US LIBOR + 0.65%), 08/25/30 (a)	799	799
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 07/15/19	915	910
Ford Credit Auto Owner Trust
Series 2015-A3-C, 1.41%, 02/15/20	247	246
Ford Credit Floorplan Master Owner Trust
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,159
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA3, REMIC, 2.81%, (1M US LIBOR + 0.75%), 03/25/30 (a)	2,196	2,199
Galaxy XXIX CLO Ltd.
Series 2018-A-29A, 3.12%, 11/15/26 (b)	5,880	5,859
Galton Funding Mortgage Trust
Series 2018-A33-1, 3.50%, 11/25/57 (a) (b)	1,901	1,852
GM Financial Automobile Leasing Trust
Series 2017-A4-1, 2.26%, 08/20/20	440	437
Series 2017-C-3, 2.73%, 09/20/21	780	770
Series 2018-C-1, 3.11%, 12/20/21	985	976
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,107
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,428
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	618
GMF Floorplan Owner Revolving Trust
Series 2016-B-1, 2.41%, 05/15/19 (b)	845	842
Series 2016-C-1, 2.85%, 05/15/19 (b)	325	324
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	799
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,389
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,551
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	953
Golub Capital Partners ClO Ltd.
Series 2018-A1-39A, 0.00%, (3M US LIBOR + 1.15%), 10/20/28 (a) (b) (c)	2,180	2,180
Great Wolf Trust
Series 2017-A-WOLF, 3.01%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	1,745	1,746
Series 2017-C-WOLF, 3.48%, (1M US LIBOR + 1.32%), 09/15/19 (a) (b)	2,495	2,497
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (b)	852	850
Series 2017-A2-1, 1.72%, 04/22/19 (b)	15	15
Series 2017-A3-1, 2.06%, 06/22/20 (b)	180	179
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	936
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	371	363
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	550	547
	Shares/Par[1]	Value ($)
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,030	1,020
Series 2014-2A1-EB1A, REMIC, 2.46%, 07/25/44 (a) (b)	367	358
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	543	540
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	2,199	2,184
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	570	559
Series 2017-A-AA, 2.66%, 12/27/28 (b)	443	434
HLA CLO
Series 2014-B1-3A, 4.05%, 10/22/25 (b)	1,960	1,960
Homeward Opportunities Fund I Trust
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (b)	1,806	1,795
Homeward Opportunities Fund I Trust
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (b)	2,257	2,236
Hospitality Mortgage Trust
Series 2017-A-HIT, REMIC, 2.98%, (1M US LIBOR + 0.85%), 05/08/19 (a) (b)	1,365	1,366
Hyundai Auto Lease Securitization Trust
Series 2016-A4-C, 1.65%, 07/15/20 (b)	1,865	1,858
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	856
John Deere Owner Trust
Series 2016-A3-A, 1.36%, 04/15/20	1,773	1,767
JPMBB Commercial Mortgage Securities Trust
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	568	564
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	475	474
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	546	539
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	60	60
KKR CLO 12 Ltd.
Series A1R-12, 3.39%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	4,015	4,016
KKR CLO XIII Ltd.
Series A1R-13, 3.14%, (3M US LIBOR + 0.80%), 01/16/28 (a) (b)	3,920	3,903
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	493	489
Madison Park Funding XIV Ltd.
Series 2014-A2R-14A, 3.47%, (3M US LIBOR + 1.12%), 07/20/26 (a) (b)	2,815	2,815
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.54%, (3M US LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,642
Magnetite XVI Ltd.
Series 2015-AR-16A, 3.13%, (3M US LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,105
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (a) (b)	1,424	1,392
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (b)	502	489
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (a) (b)	2,044	2,000
MMAF Equipment Finance LLC
Series 2017-A2-AA, 1.73%, 05/18/20 (b)	760	758
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	45	45
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	756	752
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,098	1,086
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	646	630
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 3.01%, (1M US LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,925
Series 2017-C-CLS, 3.16%, (1M US LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,545
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,223	1,208
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (b)	594	581
Series 2013-A-1A, 2.15%, 04/22/30 (b)	177	175
Series 2015-A-1A, 2.52%, 12/20/32 (b)	1,409	1,374
Series 2017-A-1A, 2.42%, 12/20/34 (b)	536	518
Series 2017-B-1A, 2.75%, 12/20/34 (b)	181	175
Series 2017-C-1A, 2.99%, 12/20/34 (b)	496	478

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	2,276	2,258
Nelnet Student Loan Trust
Series 2005-A4-4, 2.55%, (3M US LIBOR + 0.18%), 03/22/32 (a)	2,206	2,178
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R2-19A, 3.14%, (3M US LIBOR + 0.80%), 04/15/27 (a) (b)	3,815	3,791
Neuberger Berman CLO XVI Ltd.
Series 2017-A-16SA, 3.19%, (3M US LIBOR + 0.85%), 01/15/28 (a) (b)	2,335	2,325
Nissan Auto Lease Trust
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,740
Series 2017-A4-B, 2.17%, 03/16/20	970	958
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	1,150	1,143
Nissan Master Owner Trust Receivables
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,239
OCP CLO Ltd.
Series 2015-A1R-10A, 3.15%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,523
Series 2014-A1RR-7A, 3.47%, (3M US LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	6,010
OZLM VIII Ltd.
Series 2014-A1AR-8A, 3.47%, (3M US LIBOR + 1.13%), 10/17/26 (a) (b)	3,215	3,215
Planet Fitness Master Issuer LLC
Series 2018-A2I-1A, 4.26%, 09/05/22 (b)	2,825	2,789
RETL RVP
Series 2018-A-RVP, REMIC, 3.26%, (1M US LIBOR + 1.10%), 02/15/21 (a) (b)	958	961
Santander Drive Auto Receivables Trust
Series 2015-E-2, 4.02%, 05/15/19 (b)	1,750	1,738
Series 2017-B-1, 2.10%, 07/15/19	305	304
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,404
Series 2017-C-1, 2.58%, 06/15/20	370	368
Series 2016-B-1, 2.47%, 12/15/20	155	155
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,565
Series 2015-D-3, 3.49%, 05/17/21	4,725	4,746
Series 2018-C-1, 2.96%, 06/15/21	630	623
Series 2015-C-5, 2.74%, 12/15/21	2,503	2,501
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,410
Series 2016-D-1, 4.02%, 04/15/22	1,035	1,043
Series 2016-D-3, 2.80%, 08/15/22	1,400	1,385
Series 2015-E-3, REMIC, 4.50%, 06/17/23 (b)	1,520	1,530
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	811
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	846
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,817
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,061
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 10/25/48 (b)	1,995	1,999
Series 2018-A19-CH4, 4.50%, 10/25/48 (b)	1,300	1,312
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (b)	1,172	1,183
Series 2018-A11-CH1, REMIC, 3.50%, 02/25/48 (a) (b)	3,182	3,139
Series 2018-A3-CH2, REMIC, 4.00%, 06/25/48 (a) (b)	4,193	4,187
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	212	209
Series 2017-A-1A, 2.91%, 07/20/24 (b)	380	376
Series 2015-A-1A, 2.40%, 03/20/32 (b)	1,199	1,178
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (b)	242	241
Series 2014-A-3A, 2.30%, 10/20/31 (b)	357	355
Series 2015-A-2A, 2.43%, 06/20/32 (b)	650	641
Series 2016-A-1A, 3.08%, 03/21/33 (b)	707	702
Series 2016-A-2A, 2.33%, 07/20/33 (b)	453	444
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-D-FUN, 3.92%, 06/15/21 (a) (b)	1,945	1,952
SLM Student Loan Trust
Series 2007-A4-7, 2.67%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,367	1,345
	Shares/Par[1]	Value ($)
Series 2008-A-9, 3.84%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,034	1,055
Series 2008-A4-5, 4.04%, (3M US LIBOR + 1.70%), 07/25/23 (a)	1,443	1,481
Series 2010-A-1, 2.62%, (1M US LIBOR + 0.40%), 03/25/25 (a)	3,008	2,962
SMART Trust
Series 2016-A2A-2US, 1.45%, 08/14/19	33	33
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.16%, (1M US LIBOR + 1.00%), 04/15/23 (a) (b)	1,188	1,197
Series 2016-A2B-C, 3.26%, (1M US LIBOR + 1.10%), 09/15/34 (a) (b)	3,815	3,863
Synchrony Credit Card Master Note Trust
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,323
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,565
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,512
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,745
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (b)	2,256	2,258
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 03/25/58 (a) (b)	4,968	4,900
Series 2018-A1A-5, 3.25%, 08/25/58 (b)	4,620	4,559
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,550	1,522
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	1,614	1,588
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	841	825
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,104	1,081
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	691	675
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	2,319	2,269
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	1,451	1,422
Series 2017-A1-3, REMIC, 2.75%, 06/25/57 (a) (b)	3,123	3,053
Series 2017-A1-6, REMIC, 2.75%, 10/25/57 (a) (b)	5,531	5,392
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (a) (b)	881	864
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	3,140	3,118
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,662
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	827
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,091
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,319
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	548	540
Series 2018-A1-2, REMIC, 3.68%, 06/01/58 (b)	3,088	3,077
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	827	824
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	520	518
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (b)	502	501
Series 2017-A-A, 2.56%, 11/15/20 (b)	620	622
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	436	433
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	383	381
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	191	190
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	335	332
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,894
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	2,087	2,057
Wells Fargo-RBS Commercial Mortgage Trust
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	1,309	1,298
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	191	190
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (b)	158	157
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	1,104	1,101
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	1,923	1,919
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	660
Total Non-U.S. Government Agency Asset-Backed Securities (cost $412,003)		408,568

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 51.8%
Communication Services 3.3%
America Movil SAB de CV
5.00%, 10/16/19 - 03/30/20	3,255	3,332
Baidu Inc.
2.75%, 06/09/19	6,415	6,398
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,687
4.46%, 07/23/22	3,590	3,650
Crown Castle Towers LLC
3.72%, 07/15/23 (b)	220	218
Discovery Communications LLC
2.20%, 09/20/19	1,475	1,463
Expedia Group Inc.
5.95%, 08/15/20	785	818
Interpublic Group of Cos. Inc.
3.50%, 10/01/20 (d)	700	700
NBCUniversal Media LLC
5.15%, 04/30/20	3,655	3,768
Omnicom Group Inc.
4.45%, 08/15/20	3,845	3,923
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,362
SES Global Americas Holdings GP
2.50%, 03/25/19 (b)	910	907
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	2,285	2,338
Tencent Holdings Ltd.
3.38%, 05/02/19 (b)	1,415	1,418
2.88%, 02/11/20 (b)	3,845	3,821
Time Warner Cable Inc.
8.75%, 02/14/19	1,325	1,351
8.25%, 04/01/19	5,830	5,979
Viacom Inc.
5.63%, 09/15/19	1,575	1,614
2.75%, 12/15/19	4,415	4,374
		51,121
Consumer Discretionary 2.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,135
Aptiv Plc
3.15%, 11/19/20	3,070	3,050
AutoZone Inc.
1.63%, 04/21/19	475	472
D.R. Horton Inc.
2.55%, 12/01/20	1,270	1,244
Dollar Tree Inc.
3.04%, (3M US LIBOR + 0.70%), 04/17/20 (a)	2,975	2,978
eBay Inc.
2.15%, 06/05/20	2,155	2,118
INVISTA Finance LLC
4.25%, 10/15/19 (b)	5,260	5,256
JD.com Inc.
3.13%, 04/29/21	4,175	4,047
Nissan Motor Acceptance Corp.
1.55%, 09/13/19 (b)	2,095	2,064
2.15%, 09/28/20 (b)	1,165	1,135
3.65%, 09/21/21 (b)	1,340	1,339
QVC Inc.
3.13%, 04/01/19	8,569	8,558
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	629
		39,025
Consumer Staples 2.2%
BAT Capital Corp.
2.30%, 08/14/20 (b)	6,140	6,015
Campbell Soup Co.
2.83%, (3M US LIBOR + 0.50%), 03/16/20 (a)	2,415	2,414
2.96%, (3M US LIBOR + 0.63%), 03/15/21 (a)	2,415	2,414
Danone SA
1.69%, 10/30/19 (b)	6,780	6,678
General Mills Inc.
2.88%, (3M US LIBOR + 0.54%), 04/16/21 (a)	4,635	4,647
	Shares/Par[1]	Value ($)
Kroger Co.
2.30%, 01/15/19	895	893
1.50%, 09/30/19	1,156	1,139
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21 (b)	3,895	3,887
Reynolds American Inc.
8.13%, 06/23/19 (e)	1,115	1,153
Tyson Foods Inc.
2.25%, 08/23/21	1,545	1,489
Walmart Inc.
3.13%, 06/23/21	3,725	3,733
		34,462
Energy 3.7%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,011	1,036
6.95%, 06/15/19	730	749
Cenovus Energy Inc.
5.70%, 10/15/19	5,606	5,737
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/20	5,900	5,841
Columbia Pipeline Group Inc.
3.30%, 06/01/20	2,690	2,683
Enable Midstream Partners LP
2.40%, 05/15/19 (f)	1,510	1,502
Encana Corp.
6.50%, 05/15/19	5,060	5,159
ENI SpA
4.00%, 09/12/23 (b)	925	916
EnLink Midstream LLC
2.70%, 04/01/19	3,190	3,179
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,420
2.80%, 02/15/21	2,455	2,423
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	2,160	2,202
Marathon Oil Corp.
2.70%, 06/01/20	1,520	1,500
ONEOK Partners LP
8.63%, 03/01/19	2,349	2,400
Petroleos Mexicanos
8.00%, 05/03/19	3,630	3,730
5.50%, 01/21/21	370	382
6.38%, 02/04/21	2,055	2,152
Phillips 66
2.99%, (3M US LIBOR + 0.65%), 04/15/19 (a) (b)	1,390	1,391
2.91%, (3M US LIBOR + 0.60%), 02/26/21 (a)	1,700	1,701
Plains All American Pipeline LP
2.60%, 12/15/19	465	461
5.75%, 01/15/20	1,145	1,175
5.00%, 02/01/21	1,155	1,181
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,685	2,791
Williams Partners LP
5.25%, 03/15/20	5,800	5,951
3.35%, 08/15/22	465	455
		58,117
Financials 23.7%
ABN AMRO Bank NV
2.10%, 01/18/19 (b)	4,685	4,679
2.88%, (3M US LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,802
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	330	331
3.95%, 02/01/22	3,350	3,339
AIA Group Ltd.
2.25%, 03/11/19 (b)	1,086	1,081
2.86%, (3M US LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,023
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,787
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,397
2.38%, 05/26/20	550	543
American International Group Inc.
2.30%, 07/16/19	1,790	1,782
6.40%, 12/15/20	885	942

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
ANZ New Zealand International Ltd.
2.20%, 07/17/20 (b)	2,130	2,087
2.75%, 01/22/21 (b)	2,390	2,346
AON Corp.
5.00%, 09/30/20	315	324
Aon Plc
2.80%, 03/15/21	4,310	4,231
Banco de Credito del Peru
2.25%, 10/25/19 (b) (d)	785	775
Banco Santander Chile
2.50%, 12/15/20 (b)	4,430	4,330
Banco Santander SA
3.46%, (3M US LIBOR + 1.12%), 04/12/23 (a)	2,200	2,206
Bank of America Corp.
2.63%, 04/19/21	2,395	2,356
2.73%, (3M US LIBOR + 0.38%), 01/23/22 (a)	2,075	2,068
3.02%, (3M US LIBOR + 0.65%), 06/25/22 (a)	2,180	2,184
2.50%, 10/21/22	1,760	1,683
3.51%, (3M US LIBOR + 1.16%), 01/20/23 (a)	4,025	4,111
Bank of Montreal
2.80%, (3M US LIBOR + 0.46%), 04/13/21 (a)	2,505	2,515
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (b)	4,075	4,075
2.00%, 04/12/19 (b)	1,140	1,134
2.20%, 07/20/20 (b)	2,430	2,378
3.31%, (3M US LIBOR + 0.96%), 07/20/23 (a) (b)	3,000	3,020
Barclays Bank Plc
2.65%, 01/11/21	2,290	2,244
Barclays Plc
2.75%, 11/08/19	3,480	3,465
3.96%, (3M US LIBOR + 1.63%), 01/10/23 (a)	2,605	2,645
Bayer US Finance II LLC
3.00%, (3M US LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,924
BB&T Corp.
2.15%, 02/01/21 (d)	3,035	2,960
BMW US Capital LLC
2.75%, (3M US LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,659
2.82%, (3M US LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,961
Boral Finance Pty Ltd.
3.00%, 11/01/22 (b)	350	337
BPCE SA
2.50%, 12/10/18 - 07/15/19	5,595	5,588
3.53%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,617
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (d)	2,075	2,068
Capital One Bank USA NA
8.80%, 07/15/19	600	627
Capital One Financial Corp.
2.50%, 05/12/20	850	840
2.40%, 10/30/20	410	401
Capital One NA
1.85%, 09/13/19	4,115	4,069
2.35%, 01/31/20	4,270	4,221
Caterpillar Financial Services Corp.
2.60%, (3M US LIBOR + 0.28%), 09/07/21 (a)	1,425	1,425
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,611
Charles Schwab Corp.
2.63%, (3M US LIBOR + 0.32%), 05/21/21 (a)	2,350	2,354
China Overseas Finance VI Ltd.
4.25%, 05/08/19	3,340	3,352
Citigroup Inc.
2.05%, 06/07/19	2,795	2,781
3.12%, (3M US LIBOR + 0.79%), 01/10/20 (a)	4,145	4,173
2.70%, 03/30/21	500	491
2.90%, 12/08/21	4,145	4,057
Citizens Bank NA
2.30%, 12/03/18	275	275
2.50%, 03/14/19	4,030	4,025
2.45%, 12/04/19	960	953
2.25%, 03/02/20	1,510	1,490
2.55%, 05/13/21	1,625	1,582
CNH Industrial Capital LLC
3.38%, 07/15/19	1,275	1,276
4.38%, 11/06/20 (d)	4,025	4,074
	Shares/Par[1]	Value ($)
3.88%, 10/15/21	2,850	2,842
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,978
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	3,265	3,245
Credit Agricole SA
3.36%, (3M US LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,607
Credit Suisse AG
5.40%, 01/14/20	750	769
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,380	1,367
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	5,620	5,544
3.10%, 05/04/20 (b)	1,515	1,509
2.30%, 02/12/21 (b)	495	482
Danske Bank A/S
2.20%, 03/02/20 (b)	3,825	3,755
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	5,880	5,893
Discover Bank
7.00%, 04/15/20	4,820	5,052
3.10%, 06/04/20	1,680	1,669
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	2,880	2,808
EDP Finance BV
4.90%, 10/01/19 (b)	1,695	1,718
Enel Finance International NV
2.88%, 05/25/22 (b)	3,085	2,936
4.25%, 09/14/23 (b)	1,525	1,511
ERAC USA Finance LLC
2.80%, 11/01/18 (b)	2,415	2,415
2.35%, 10/15/19 (b)	535	532
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,290	1,418
Ford Motor Credit Co. LLC
2.55%, 10/05/18	3,640	3,640
2.02%, 05/03/19	2,285	2,269
2.46%, 03/27/20	1,210	1,189
2.34%, 11/02/20	1,555	1,510
3.47%, 04/05/21	1,000	988
General Motors Financial Co. Inc.
3.10%, 01/15/19	2,425	2,427
3.20%, 07/13/20	3,720	3,709
3.19%, (3M US LIBOR + 0.85%), 04/09/21 (a)	1,775	1,780
Goldman Sachs Group Inc.
1.95%, 07/23/19	1,355	1,346
2.30%, 12/13/19	2,225	2,208
5.38%, 03/15/20	995	1,026
6.00%, 06/15/20	305	318
2.75%, 09/15/20	1,090	1,078
3.44%, (3M US LIBOR + 1.11%), 04/26/22 (a)	3,030	3,078
3.12%, (3M US LIBOR + 0.78%), 10/31/22 (a)	735	738
Harley-Davidson Financial Services Inc.
2.81%, (3M US LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,889
HSBC Holdings Plc
2.92%, (3M US LIBOR + 0.60%), 05/18/21 (a)	2,760	2,766
2.98%, (3M US LIBOR + 0.65%), 09/11/21 (a)	1,590	1,593
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,364
Huntington National Bank
2.20%, 11/06/18	6,010	6,009
Hyundai Capital America Inc.
2.40%, 10/30/18 (b)	2,625	2,624
2.55%, 02/06/19 (b)	1,010	1,009
2.50%, 03/18/19 (b)	4,950	4,939
2.00%, 07/01/19 (b)	2,290	2,269
Imperial Brands Finance Plc
2.95%, 07/21/20 (b)	3,920	3,882
ING Groep NV
3.54%, (3M US LIBOR + 1.15%), 03/29/22 (a)	1,920	1,947
Intesa Sanpaolo SpA
3.88%, 01/15/19	2,275	2,277
3.38%, 01/12/23 (b)	1,805	1,667

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
4.95%, 03/25/20	795	816
4.40%, 07/22/20	599	611
4.25%, 10/15/20	935	953
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,890	3,899
JPMorgan Chase Bank NA
2.60%, 02/01/21	1,085	1,076
Legg Mason Inc.
2.70%, 07/15/19	635	634
Lincoln National Corp.
4.00%, 09/01/23	655	662
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,655
Mitsubishi UFJ Financial Group Inc.
2.98%, (3M US LIBOR + 0.65%), 07/26/21 (a)	960	962
3.23%, (3M US LIBOR + 0.92%), 02/22/22 (a)	2,240	2,259
3.19%, (3M US LIBOR + 0.86%), 07/26/23 (a)	1,555	1,559
Mizuho Bank Ltd.
2.15%, 10/20/18 (b)	2,385	2,385
Morgan Stanley
3.19%, (3M US LIBOR + 0.85%), 01/24/19 (a)	6,170	6,185
5.50%, 01/26/20 - 07/24/20	1,820	1,886
2.89%, (3M US LIBOR + 0.55%), 02/10/21 (a)	3,065	3,073
New York Life Global Funding
2.66%, (3M US LIBOR + 0.32%), 08/06/21 (a) (b) (d)	2,925	2,930
PNC Bank NA
2.45%, 11/05/20	2,280	2,241
Principal Life Global Funding II
1.50%, 04/18/19 (b)	1,830	1,816
2.20%, 04/08/20 (b)	3,305	3,256
Regions Bank
2.72%, (3M US LIBOR + 0.38%), 04/01/21 (a)	3,320	3,319
2.84%, (3M US LIBOR + 0.50%), 08/13/21 (a)	985	985
Reinsurance Group of America Inc.
6.45%, 11/15/19	2,800	2,898
5.00%, 06/01/21	295	306
Royal Bank of Scotland Group Plc
6.40%, 10/21/19	715	738
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,868
Santander UK Plc
2.13%, 11/03/20	1,035	1,007
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	690	804
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	10,535	10,423
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,228
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 (b)	446	444
Solvay Finance America LLC
3.40%, 12/03/20 (b)	4,305	4,294
Standard Chartered Plc
2.10%, 08/19/19 (b)	1,120	1,110
2.40%, 09/08/19 (b)	590	586
3.56%, (3M US LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,206
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,204
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 09/19/19 (b)	1,565	1,546
SunTrust Bank
2.59%, 01/29/21	3,700	3,663
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,870
Svenska Handelsbanken AB
3.35%, 05/24/21	2,610	2,605
Synchrony Financial
2.70%, 02/03/20	775	765
Toronto-Dominion Bank
2.58%, (3M US LIBOR + 0.24%), 01/25/21 (a)	3,935	3,934
Trinity Acquisition Plc
3.50%, 09/15/21	1,525	1,509
UBS Group AG
3.00%, 04/15/21 (b)	5,035	4,955
	Shares/Par[1]	Value ($)
UBS Group Funding Switzerland AG
3.53%, (3M US LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,339
US Bank NA
2.65%, (3M US LIBOR + 0.32%), 04/26/21 (a)	3,690	3,704
WEA Finance LLC
2.70%, 09/17/19 (b)	3,825	3,814
3.25%, 10/05/20 (b)	805	802
Wells Fargo & Co.
2.55%, 12/07/20	230	226
Wells Fargo Bank NA
3.33%, 07/23/21	4,575	4,568
XLIT Ltd.
2.30%, 12/15/18	2,440	2,436
		369,677
Health Care 3.4%
Abbott Laboratories
2.90%, 11/30/21	2,995	2,955
AbbVie Inc.
2.30%, 05/14/21	2,675	2,603
Anthem Inc.
2.50%, 11/21/20	1,415	1,392
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,541
Becton Dickinson & Co.
2.68%, 12/15/19	4,280	4,252
2.40%, 06/05/20	3,135	3,086
3.26%, (3M US LIBOR + 0.88%), 12/29/20 (a)	1,085	1,086
Biogen Inc.
2.90%, 09/15/20	1,760	1,750
Celgene Corp.
2.88%, 02/19/21	1,625	1,606
CVS Health Corp.
2.96%, (3M US LIBOR + 0.63%), 03/09/20 (a)	1,490	1,496
3.13%, 03/09/20	1,960	1,960
3.05%, (3M US LIBOR + 0.72%), 03/09/21 (a)	1,650	1,662
3.35%, 03/09/21	3,205	3,201
Elanco Animal Health Inc.
3.91%, 08/27/21 (b)	1,090	1,091
4.27%, 08/28/23 (b)	1,020	1,023
Express Scripts Holding Co.
2.25%, 06/15/19	485	483
3.06%, (3M US LIBOR + 0.75%), 11/30/20 (a)	3,345	3,346
Halfmoon Parent Inc.
2.98%, (3M US LIBOR + 0.65%), 09/17/21 (a) (b)	1,560	1,561
3.40%, 09/17/21 (b)	865	862
HCA Inc.
6.50%, 02/15/20	3,500	3,642
Humana Inc.
2.63%, 10/01/19	1,435	1,429
Johnson & Johnson
1.95%, 11/10/20	1,170	1,146
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,176
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	371
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	5,505	5,411
2.20%, 07/21/21	205	193
Universal Health Services Inc.
3.75%, 08/01/19 (b)	1,795	1,798
		53,122
Industrials 4.2%
Air Lease Corp.
2.13%, 01/15/20	3,540	3,483
2.50%, 03/01/21	685	668
3.50%, 01/15/22	1,320	1,309
Avnet Inc.
3.75%, 12/01/21 (e)	1,260	1,252
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,848
2.60%, 12/04/20	690	675
3.80%, 04/19/23	735	721
Equifax Inc.
2.30%, 06/01/21	750	721

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.18%, (3M US LIBOR + 0.87%), 08/15/21 (a)	1,440	1,449
3.60%, 08/15/21	1,350	1,342
Fortive Corp.
1.80%, 06/15/19	52	52
GATX Corp.
2.50%, 07/30/19	1,670	1,661
2.60%, 03/30/20	4,465	4,406
General Dynamics Corp.
2.63%, (3M US LIBOR + 0.29%), 05/11/20 (a)	775	777
2.72%, (3M US LIBOR + 0.38%), 05/11/21 (a)	1,300	1,308
Honeywell International Inc.
1.80%, 10/30/19	2,800	2,773
International Lease Finance Corp.
6.25%, 05/15/19	1,750	1,783
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	753
Kansas City Southern
2.35%, 05/15/20	4,580	4,494
Northrop Grumman Corp.
2.08%, 10/15/20	3,800	3,714
PACCAR Financial Corp.
3.10%, 05/10/21	2,990	2,978
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (b)	2,635	2,626
3.20%, 07/15/20 (b)	440	438
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,190
Roper Industries Inc.
2.05%, 10/01/18	4,140	4,140
Roper Technologies Inc.
3.00%, 12/15/20	650	645
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,195
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,718
Union Pacific Corp.
3.20%, 06/08/21	2,870	2,868
United Technologies Corp.
2.97%, (3M US LIBOR + 0.65%), 08/16/21 (a)	1,780	1,788
		65,775
Information Technology 2.9%
Apple Inc.
1.80%, 11/13/19	3,630	3,590
Broadcom Corp.
2.38%, 01/15/20	4,455	4,400
3.00%, 01/15/22	4,185	4,074
DXC Technology Co.
2.88%, 03/27/20	2,565	2,542
3.27%, (3M US LIBOR + 0.95%), 03/01/21 (a)	4,815	4,815
Fidelity National Information Services Inc.
3.63%, 10/15/20	615	618
2.25%, 08/15/21	3,130	3,020
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	947	947
2.10%, 10/04/19 (b)	1,545	1,532
Keysight Technologies Inc.
3.30%, 10/30/19	8,835	8,827
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,995	1,988
Seagate HDD Cayman
3.75%, 11/15/18	2,255	2,254
Xerox Corp.
2.75%, 03/15/19 (d)	3,285	3,272
5.63%, 12/15/19	2,915	2,985
		44,864
Materials 2.3%
Anglo American Capital Plc
3.75%, 04/10/22 (b)	726	718
4.13%, 09/27/22 (b) (d)	855	856
ArcelorMittal
5.50%, 03/01/21 (f)	1,050	1,090
ArcelorMittal SA
5.25%, 08/05/20 (e)	2,535	2,605
	Shares/Par[1]	Value ($)
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19 (d)	2,035	2,099
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/21	1,840	1,832
CNAC HK Synbridge Co. Ltd.
3.00%, 07/19/20	1,945	1,908
Eastman Chemical Co.
2.70%, 01/15/20	960	955
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	981
LyondellBasell Industries NV
5.00%, 04/15/19	731	735
6.00%, 11/15/21	1,635	1,735
Martin Marietta Materials Inc.
2.84%, (3M US LIBOR + 0.50%), 12/20/19 (a)	1,525	1,528
2.96%, (3M US LIBOR + 0.65%), 05/22/20 (a)	870	872
Packaging Corp. of America
2.45%, 12/15/20	1,415	1,386
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	7,917
Southern Copper Corp.
5.38%, 04/16/20	510	528
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,235	2,231
Voto-Votorantim Overseas Trading Operations Ltd.
6.63%, 09/25/19 (b)	825	843
Vulcan Materials Co.
2.93%, (3M US LIBOR + 0.60%), 06/15/20 (a)	2,080	2,084
2.97%, (3M US LIBOR + 0.65%), 03/01/21 (a)	3,900	3,908
		36,811
Real Estate 1.1%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,829
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,930
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	442
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,755
2.25%, 09/01/21	4,185	4,021
HCP Inc.
2.63%, 02/01/20	300	297
		17,274
Utilities 2.5%
Dominion Energy Inc.
2.58%, 07/01/20 (f)	1,075	1,061
Dominion Resources Inc.
1.88%, 01/15/19	745	743
2.96%, 07/01/19 (f)	1,035	1,035
Duke Energy Corp.
3.55%, 09/15/21	780	782
ENN Energy Holdings Ltd.
3.25%, 10/23/19	1,815	1,801
6.00%, 05/13/21 (b)	440	458
Exelon Generation Co. LLC
5.20%, 10/01/19	287	293
2.95%, 01/15/20	3,180	3,171
FirstEnergy Corp.
2.85%, 07/15/22 (e)	2,300	2,223
Mississippi Power Co.
3.03%, (3M US LIBOR + 0.65%), 03/27/20 (a)	1,140	1,140
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	1,265	1,263
2.86%, (3M US LIBOR + 0.55%), 08/28/21 (a)	3,035	3,034
Origin Energy Finance Ltd.
3.50%, 10/09/18 (b)	4,360	4,360
PNM Resources Inc.
3.25%, 03/09/21	2,375	2,353
San Diego Gas & Electric Co.
1.91%, 02/01/22	800	772
Sempra Energy
1.63%, 10/07/19	775	764
2.84%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,545	2,549

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Southern Co.
1.85%, 07/01/19	4,065	4,034
2.35%, 07/01/21	875	848
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (b)	5,995	5,881
		38,565
Total Corporate Bonds And Notes (cost $813,721)		808,813
GOVERNMENT AND AGENCY OBLIGATIONS 21.1%
Collateralized Mortgage Obligations 2.2%
Federal Home Loan Mortgage Corp.
Series 2017-M1-HQA2, 2.86%, (1M US LIBOR + 0.80%), 12/25/29 (a)	799	800
Series 2017-M1-HQA3, 2.61%, (1M US LIBOR + 0.55%), 04/25/30 (a)	418	418
Series F3-317, 2.68%, (1M US LIBOR + 0.52%), 11/15/43 (a)	2,333	2,353
Series 2018-M1-SPI3, 4.17%, 08/25/48 (a) (b)	1,015	1,018
Series 2017-M1-DNA1, REMIC, 3.26%, (1M US LIBOR + 1.20%), 03/25/21 (a)	1,146	1,154
Series 2017-M1-HQA1, REMIC, 3.42%, (1M US LIBOR + 1.20%), 08/25/29 (a)	1,974	1,986
Series 2017-M1-DNA2, REMIC, 3.42%, (1M US LIBOR + 1.20%), 10/25/29 (a)	3,710	3,745
Series 2018-M1-DNA2, REMIC, 3.02%, (1M US LIBOR + 0.80%), 12/25/30 (a) (b)	4,960	4,967
Series PA-3713, REMIC, 2.00%, 02/15/40	2,578	2,503
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (a) (b)	643	630
Series 2017-M1-SPI1, REMIC, 3.99%, 09/25/47 (a) (b)	272	273
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a) (b)	1,032	1,031
Series 2018-M1-DNA3, REMIC, 2.88%, (1M US LIBOR + 0.75%), 09/25/48 (a) (b)	1,840	1,840
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	17	17
Series 2018-1M1-C03, REMIC, 2.90%, (1M US LIBOR + 0.68%), 10/25/30 (a)	2,713	2,712
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,872	3,933
Series 2016-FA-85, REMIC, 2.72%, (1M US LIBOR + 0.50%), 11/25/46 (a)	2,864	2,895
Series 2016-FG-85, REMIC, 2.72%, (1M US LIBOR + 0.50%), 11/25/46 (a)	1,653	1,672
		33,947
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Series A1-K715, REMIC, 2.06%, 03/25/20	1,879	1,868
Mortgage-Backed Securities 4.9%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18 - 08/01/20	3	3
5.50%, 10/01/19 - 07/01/20	32	32
5.00%, 12/01/23	407	419
3.99%, (12M US LIBOR +/- MBS Spread), 09/01/33 (a)	8	9
4.12%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 09/01/33 (a)	45	47
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 10/01/34 - 11/01/34 (a)	55	57
3.65%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	6	7
3.70%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	14	15
3.71%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	13	14
3.44%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	13	14
3.51%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	14	15
3.53%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	19	19
3.55%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	16	16
3.56%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	7	7
	Shares/Par[1]	Value ($)
3.58%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	24	26
3.74%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	18	19
3.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	31	33
4.43%, (12M US LIBOR +/- MBS Spread), 06/01/35 (a)	182	191
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 09/01/35 (a)	322	341
4.31%, (12M US LIBOR +/- MBS Spread), 10/01/35 (a)	80	83
3.48%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	76	80
3.63%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	78	81
6.00%, 09/01/34 - 01/01/38	863	948
Federal National Mortgage Association
5.00%, 07/01/19 - 07/01/41	5,048	5,324
3.00%, 03/01/30 - 11/25/47	4,349	4,270
6.50%, 07/01/32 - 12/01/32	437	480
3.50%, 11/01/26 - 01/01/46	6,362	6,370
3.72%, (12M US LIBOR +/- MBS Spread), 03/01/33 (a)	1	1
3.78%, (6M US LIBOR +/- MBS Spread), 06/01/33 (a)	13	13
4.00%, 06/01/33 - 08/01/43	3,999	4,076
4.13%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 06/01/33 (a)	173	181
4.12%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 07/01/33 (a)	10	10
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 12/01/33 (a)	105	110
4.07%, (6M US LIBOR +/- MBS Spread), 12/01/33 (a)	1	2
4.05%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 04/01/34 (a)	3	3
3.25%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	3	3
4.16%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 11/01/34 (a)	195	205
3.38%, (12M US LIBOR +/- MBS Spread), 12/01/34 (a)	21	22
3.42%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	9	9
3.49%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	20	21
3.50%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	29	31
3.57%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	34	35
3.61%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	54	57
3.46%, (12M US LIBOR +/- MBS Spread), 03/01/35 (a)	15	15
3.48%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 04/01/35 (a)	138	144
4.05%, (12M US LIBOR +/- MBS Spread), 04/01/35 (a)	43	46
4.36%, (12M US LIBOR +/- MBS Spread), 04/01/35 (a)	150	158
3.56%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	72	75
3.89%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	22	23
3.91%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	186	194
4.23%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 06/01/35 (a)	206	216

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
4.43%, (12M US LIBOR +/- MBS Spread), 06/01/35 (a)	116	121
4.47%, (12M US LIBOR +/- MBS Spread), 07/01/35 (a)	123	130
3.89%, (6M US LIBOR +/- MBS Spread), 08/01/35 (a)	340	352
4.25%, (12M US LIBOR +/- MBS Spread), 08/01/35 (a)	136	142
3.39%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	242	253
3.44%, (12M US LIBOR +/- MBS Spread), 10/01/34 - 11/01/35 (a)	194	204
3.47%, (12M US LIBOR +/- MBS Spread), 02/01/35 - 02/01/36 (a)	185	194
3.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/36 (a)	283	297
3.60%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	116	121
3.82%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	179	189
6.00%, 03/01/34 - 10/01/40	1,738	1,905
5.50%, 12/01/18 - 12/01/39	8,262	8,933
4.50%, 06/01/19 - 06/01/44	11,123	11,491
Government National Mortgage Association
5.50%, 07/15/20	10	10
5.00%, 12/20/34 - 08/20/48	17,417	18,231
6.00%, 07/15/36	1,080	1,188
4.50%, 09/20/40	714	746
3.50%, 03/20/43 - 02/20/48	4,784	4,774
4.00%, 02/20/48 - 05/20/48	2,664	2,708
		76,559
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,638
Treasury Inflation Indexed Securities 0.5%
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/23 (g)	7,624	7,528
U.S. Government Agency Obligations 7.2%
Federal Home Loan Bank
2.63%, 05/28/20 (h)	11,315	11,289
Federal Home Loan Mortgage Corp.
1.63%, 09/29/20 (d) (h)	33,260	32,428
Federal National Mortgage Association
1.50%, 02/28/20 (h)	15,000	14,739
1.50%, 07/30/20 (d) (h)	30,000	29,277
1.25%, 08/17/21 (h)	26,125	24,948
		112,681
U.S. Treasury Securities 6.0%
U.S. Treasury Note
2.75%, 09/30/20	55,825	55,747
1.63%, 11/30/20	24,600	23,973
1.38%, 05/31/21 (i)	14,180	13,639
		93,359
Total Government And Agency Obligations (cost $333,778)		329,580
SHORT TERM INVESTMENTS 5.0%
Commercial Paper 0.5%
AT&T Inc.
2.90%, 05/28/19 (b) (j)	2,290	2,244
	Shares/Par[1]	Value ($)
Syngenta Wilmington Inc.
2.95%, 11/16/18 (b) (j)	5,580	5,560
		7,804
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 1.99% (k) (l)	9,000	9,000
T. Rowe Price Government Reserve Fund, 2.09% (k) (l)	46,925	46,925
		55,925
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (k) (l)	14,365	14,365
Total Short Term Investments (cost $78,095)		78,094
Total Investments 104.0% (cost $1,637,597)		1,625,055
Other Derivative Instruments 0.0%		46
Other Assets and Liabilities, Net (4.0)%		(62,735)
Total Net Assets 100.0%		1,562,366

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $475,317 and 30.4%, respectively.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or portion of the security was on loan.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	49	December 2018	5,824	(9)	(4)
U.S. Treasury Note, 2-Year	1,311	December 2018	277,207	61	(933)
U.S. Treasury Note, 5-Year	72	December 2018	8,176	4	(78)
				56	(1,015)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BNP	11/16/18	EUR	(80)	(93)	(2)
USD/EUR	CIT	11/16/18	EUR	(237)	(276)	(4)
USD/EUR	MLP	11/16/18	EUR	(79)	(92)	(2)
USD/EUR	MSC	11/16/18	EUR	(79)	(92)	(1)
USD/EUR	SSB	11/16/18	EUR	(79)	(92)	(1)
USD/EUR	UBS	11/16/18	EUR	(158)	(184)	—
					(829)	(10)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.4%
Communication Services 5.6%
AT&T Inc.	1,824	61,237
Charter Communications Inc. - Class A (a)	33	10,656
Comcast Corp. - Class A	1,201	42,542
Facebook Inc. - Class A (a)	132	21,741
Twenty-First Century Fox Inc. - Class B	793	36,322
Verizon Communications Inc.	1,642	87,672
		260,170
Consumer Discretionary 4.6%
Booking Holdings Inc. (a)	16	31,665
Carnival Plc	122	7,774
Dollar Tree Inc. (a)	429	35,018
Las Vegas Sands Corp.	444	26,332
Magna International Inc.	640	33,616
McDonald's Corp.	110	18,469
MGM Resorts International	798	22,267
Norwegian Cruise Line Holdings Ltd. (a)	132	7,609
Ross Stores Inc.	310	30,749
		213,499
Consumer Staples 7.5%
Bunge Ltd.	292	20,047
ConAgra Brands Inc.	705	23,966
Kimberly-Clark Corp.	492	55,877
Kraft Heinz Foods Co.	254	14,025
Philip Morris International Inc.	812	66,235
Tyson Foods Inc. - Class A	2,854	169,916
		350,066
Energy 10.1%
Andeavor Corp.	177	27,148
BP Plc - ADR	992	45,738
Cabot Oil & Gas Corp.	637	14,341
Concho Resources Inc. (a)	202	30,828
Diamondback Energy Inc. (b)	28	3,731
EnCana Corp.	614	8,055
EOG Resources Inc.	192	24,531
Exxon Mobil Corp.	627	53,299
Occidental Petroleum Corp.	120	9,852
Phillips 66	346	38,974
Total SA - ADR (b)	2,097	135,021
TransCanada Corp.	1,464	59,252
Valero Energy Corp.	212	24,108
		474,878
Financials 20.7%
American International Group Inc.	949	50,512
Ameriprise Financial Inc.	77	11,370
AXA Equitable Holdings Inc.	464	9,950
Charles Schwab Corp.	1,071	52,623
Chubb Ltd.	507	67,751
Citigroup Inc.	767	55,034
First Republic Bank	208	19,924
Franklin Resources Inc. (b)	362	11,002
Intercontinental Exchange Inc.	572	42,853
JPMorgan Chase & Co.	1,545	174,350
Marsh & McLennan Cos. Inc.	540	44,695
MetLife Inc.	985	45,999
Morgan Stanley	625	29,103
PNC Financial Services Group Inc.	467	63,561
Prudential Financial Inc.	68	6,930
State Street Corp.	553	46,335
Synchrony Financial	737	22,894
U.S. Bancorp	1,014	53,545
Wells Fargo & Co.	2,640	138,747
Willis Towers Watson Plc	138	19,491
		966,669
Health Care 18.4%
Agilent Technologies Inc.	395	27,842
Alexion Pharmaceuticals Inc. (a)	95	13,253
Anthem Inc.	95	26,070
Becton Dickinson & Co.	236	61,635
Boston Scientific Corp. (a)	619	23,835
	Shares/Par[1]	Value ($)
Celgene Corp. (a)	200	17,862
CIGNA Corp.	157	32,735
Cooper Cos. Inc.	62	17,183
CVS Health Corp.	700	55,104
Danaher Corp.	376	40,897
Express Scripts Holding Co. (a)	260	24,693
Gilead Sciences Inc.	63	4,826
Hologic Inc. (a)	473	19,398
Johnson & Johnson	146	20,145
Medtronic Plc	828	81,485
Merck & Co. Inc.	1,338	94,920
Pfizer Inc.	3,785	166,788
Stryker Corp.	266	47,263
Thermo Fisher Scientific Inc.	174	42,405
UnitedHealth Group Inc.	108	28,732
Zimmer Biomet Holdings Inc.	111	14,554
		861,625
Industrials 8.7%
American Airlines Group Inc.	515	21,264
Boeing Co.	154	57,308
Delta Air Lines Inc.	170	9,860
FedEx Corp.	109	26,126
Harris Corp.	48	8,049
Honeywell International Inc.	239	39,844
Illinois Tool Works Inc.	37	5,179
Johnson Controls International Plc	749	26,204
Kansas City Southern	144	16,346
Nielsen Holdings Plc	1,212	33,537
Northrop Grumman Systems Corp.	238	75,482
PACCAR Inc.	186	12,662
Republic Services Inc.	17	1,226
Roper Industries Inc.	53	15,607
Southwest Airlines Co.	654	40,835
Stanley Black & Decker Inc.	111	16,270
		405,799
Information Technology 11.8%
Broadcom Inc.	29	7,248
Cisco Systems Inc.	1,359	66,133
Corning Inc.	1,353	47,756
Keysight Technologies Inc. (a)	680	45,093
Lam Research Corp.	108	16,428
Maxim Integrated Products Inc.	294	16,583
Micron Technology Inc. (a)	291	13,180
Microsoft Corp.	1,588	181,608
NXP Semiconductors NV (a)	311	26,599
QUALCOMM Inc.	546	39,322
Synopsys Inc. (a)	353	34,773
TE Connectivity Ltd.	249	21,912
Texas Instruments Inc.	331	35,517
		552,152
Materials 2.5%
CF Industries Holdings Inc.	84	4,574
DowDuPont Inc.	757	48,666
International Paper Co.	1,324	65,064
		118,304
Real Estate 0.8%
Crown Castle International Corp.	222	24,759
ProLogis Inc.	190	12,867
		37,626
Utilities 7.7%
DTE Energy Co.	132	14,458
Duke Energy Corp.	358	28,660
Entergy Corp.	499	40,504
Evergy Inc.	636	34,942
NextEra Energy Inc.	507	84,890
NiSource Inc.	954	23,781
PG&E Corp.	390	17,949
Sempra Energy	585	66,503
Southern Co.	1,154	50,299
		361,986
Total Common Stocks (cost $4,382,138)		4,602,774

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.1%
Health Care 0.2%
Becton Dickinson & Co. - Series A (c)	163	10,625
Industrials 0.2%
Fortive Corp. - Series A, 5.00%, 07/01/21 (c)	7	7,744
Utilities 0.7%
NextEra Energy Inc., 6.12%, 09/01/19 (c)	317	18,060
Sempra Energy (a) (b) (c)	49	4,916
Sempra Energy (c)	95	9,612
		32,588
Total Preferred Stocks (cost $45,447)		50,957
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	3,613	3,613
T. Rowe Price Government Reserve Fund, 2.09% (d) (e)	18,382	18,382
		21,995
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	76,622	76,622
Total Short Term Investments (cost $98,617)		98,617
Total Investments 101.6% (cost $4,526,202)		4,752,348
Other Assets and Liabilities, Net (1.6)%		(75,540)
Total Net Assets 100.0%		4,676,808

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.3%
Vanguard Emerging Markets Government Bond ETF	63	4,775
Vanguard FTSE Developed Markets ETF	1,307	56,548
Vanguard Global ex-U.S. Real Estate ETF	61	3,416
Vanguard Growth ETF	147	23,591
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	80	6,689
Vanguard Mid-Cap ETF (a)	130	21,330
Vanguard Mortgage-Backed Securities ETF	239	12,202
Vanguard MSCI Emerging Markets ETF	430	17,638
Vanguard REIT ETF	57	4,575
Vanguard Short-Term Corporate Bond ETF	102	7,978
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	76	3,661
Vanguard Small-Cap ETF (a)	60	9,795
Vanguard Total Bond Market ETF	93	7,314
Vanguard Total Stock Market ETF (a)	270	40,478
Vanguard Value ETF (a)	221	24,484
Total Investment Companies (cost $242,776)		244,474
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	2,038	2,038
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	4,264	4,264
Total Short Term Investments (cost $6,302)		6,302
Total Investments 101.9% (cost $249,078)		250,776
Other Assets and Liabilities, Net (1.9)%		(4,726)
Total Net Assets 100.0%		246,050

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.6%
Vanguard Emerging Markets Government Bond ETF (a)	56	4,245
Vanguard FTSE Developed Markets ETF	380	16,453
Vanguard Global ex-U.S. Real Estate ETF (a)	22	1,248
Vanguard Growth ETF	42	6,819
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	163	13,655
Vanguard Mid-Cap ETF	29	4,805
Vanguard Mortgage-Backed Securities ETF	439	22,388
Vanguard MSCI Emerging Markets ETF	118	4,832
Vanguard REIT ETF	18	1,432
Vanguard Short-Term Corporate Bond ETF	202	15,797
Vanguard Short-Term Inflation-Protected Securities Index ETF	90	4,330
Vanguard Small-Cap ETF	18	2,864
Vanguard Total Bond Market ETF	174	13,687
Vanguard Total Stock Market ETF	96	14,428
Vanguard Value ETF	62	6,868
Total Investment Companies (cost $133,618)		133,851
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	418	418
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	5,668	5,668
Total Short Term Investments (cost $6,086)		6,086
Total Investments 104.1% (cost $139,704)		139,937
Other Assets and Liabilities, Net (4.1)%		(5,506)
Total Net Assets 100.0%		134,431

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.5%
Vanguard Emerging Markets Government Bond ETF	81	6,111
Vanguard FTSE Developed Markets ETF	871	37,683
Vanguard Global ex-U.S. Real Estate ETF (a)	43	2,419
Vanguard Growth ETF (a)	104	16,770
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	155	12,968
Vanguard Mid-Cap ETF	65	10,704
Vanguard Mortgage-Backed Securities ETF (a)	408	20,818
Vanguard MSCI Emerging Markets ETF	270	11,063
Vanguard REIT ETF	34	2,764
Vanguard Short-Term Corporate Bond ETF	174	13,610
Vanguard Short-Term Inflation-Protected Securities Index ETF	129	6,247
Vanguard Small-Cap ETF (a)	38	6,128
Vanguard Total Bond Market ETF	165	12,998
Vanguard Total Stock Market ETF	209	31,239
Vanguard Value ETF (a)	155	17,137
Total Investment Companies (cost $206,941)		208,659
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	2,171	2,171
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	3,690	3,690
Total Short Term Investments (cost $5,861)		5,861
Total Investments 102.3% (cost $212,802)		214,520
Other Assets and Liabilities, Net (2.3)%		(4,805)
Total Net Assets 100.0%		209,715

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 59.3%
Communication Services 4.0%
Twenty-First Century Fox Inc. - Class B (a)	193	8,840
Consumer Discretionary 4.3%
Caesars Entertainment Corp. (b)	—	—
ServiceMaster Global Holdings Inc. (b) (c)	55	3,399
Tenneco Inc. (c)	140	5,891
		9,290
Consumer Staples 4.0%
Pinnacle Foods Inc.	133	8,651
Rite Aid Corp. (b)	124	159
		8,810
Energy 6.0%
Andeavor Corp.	33	5,093
Columbia Pipeline Group Inc. (b) (d) (e) (p)	134	3,417
Enbridge Energy Partners LP	21	225
Energy Transfer Partners LP	9	207
EQT Corp. (c)	22	969
Ocean Rig UDW Inc. (b)	85	2,958
Spectra Energy Partners LP	6	224
		13,093
Financials 15.8%
Aspen Insurance Holdings Ltd. (a)	74	3,096
Avista Healthcare Public Acquisition Corp. - Class A (b)	123	1,247
Big Rock Partners Acquisition Corp. (b)	113	1,132
Bison Capital Acquisition Corp. (b)	107	1,088
Black Ridge Acquisition Corp. (b)	85	828
Blackstone Group LP (c)	87	3,294
CM Seven Star Acquisition Corp. (b)	247	2,483
Constellation Alpha Capital Corp. (b)	226	2,284
Draper Oakwood Technology Acquisition Inc. - Class A (b)	102	960
GigCapital Inc. (b)	302	2,999
Industrea Acquisition Corp. - Class A (b)	114	1,164
Kayne Anderson Acquisition Corp. - Class A (b)	32	324
Legacy Acquisition Corp. - Class A (a) (b)	356	3,460
Matlin & Partners Acquisition Corp. - Class A (b)	61	619
Modern Media Acquisition Corp. (b)	241	2,423
Mudrick Capital Acquisition Corp. - Class A (b)	44	429
Pensare Acquisition Corp. (b)	165	1,648
Pure Acquisition Corp. - Class A (b)	89	865
Regalwood Global Energy Ltd. - Class A (b)	240	2,342
Trinity Merger Corp. - Class A (b)	188	1,843
		34,528
Health Care 4.9%
Express Scripts Holding Co. (a) (b)	83	7,886
NxStage Medical Inc. (b)	97	2,708
Shire Plc - ADR (c)	1	186
		10,780
Industrials 8.1%
KLX Inc. (b)	71	4,452
Rockwell Collins Inc. (a)	94	13,243
		17,695
Information Technology 5.3%
CA Inc.	18	780
Dell Technologies Inc. - Class V (b) (c)	58	5,586
Mitel Networks Corp. (b)	103	1,135
Orbotech Ltd. (a) (b)	67	4,000
		11,501
Materials 6.7%
DowDuPont Inc. (c)	117	7,554
Huntsman Corp. (c)	238	6,492
KapStone Paper and Packaging Corp.	7	243
Nevsun Resources Ltd.	99	437
		14,726
Real Estate 0.2%
Forest City Realty Trust Inc. - Class A	8	193
	Shares/Par[1]	Value ($)
Gramercy Property Trust	12	320
		513
Total Common Stocks (cost $128,029)		129,776
PREFERRED STOCKS 2.4%
Energy 0.5%
NuStar Logistics LP, 9.17%, 01/15/43	42	1,069
Financials 0.3%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/22) (b) (f) (g)	88	469
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (b) (f) (g)	67	368
		837
Real Estate 1.6%
Colony Capital Inc., 8.75%, (callable at 25 begininng 05/15/19) (g)	68	1,742
Kimco Realty Corp. - Series M, 5.25%, (callable at 25 beginning 12/20/22) (g)	70	1,566
LaSalle Hotel Properties - Series I, 6.38%, (callable at 25 beginning 11/14/18) (g)	7	164
		3,472
Total Preferred Stocks (cost $5,509)		5,378
RIGHTS 0.3%
Big Rock Partners Acquisition Corp. (b)	113	46
Bison Capital Acquisition Corp. (b)	107	55
Black Ridge Acquisition Corp. (b)	85	27
CM Seven Star Acquisition Corp. (b)	247	123
Draper Oakwood Technology Acquisition Inc. (b)	102	50
GigCapital Inc. (b)	302	160
Modern Media Acquisition Corp. (b)	241	96
Nexstar Broadcasting Inc. (b) (h)	134	14
Pensare Acquisition Corp. (b)	165	75
Total Rights (cost $471)		646
WARRANTS 0.5%
Big Rock Partners Acquisition Corp. (b)	57	18
Bison Capital Acquisition Corp. (b)	53	27
Black Ridge Acquisition Corp. (b)	85	37
CM Seven Star Acquisition Corp. (b)	123	58
ConvergeOne Holdings Inc. (b)	181	204
Draper Oakwood Technology Acquisition Inc. (b)	51	30
Federal Street Acquisition Corp. (b)	12	17
GigCapital Inc. (b)	227	113
Legacy Acquisition Corp. (b)	356	146
Modern Media Acquisition Corp. (b)	120	66
Mudrick Capital Acquisition Corp. (b)	44	28
Pensare Acquisition Corp. (b)	83	38
Pure Acquisition Corp. (b)	45	60
Regalwood Global Energy Ltd. (b)	80	117
Trinity Merger Corp. (b)	188	94
Total Warrants (cost $725)		1,053
INVESTMENT COMPANIES 5.3%
Altaba Inc. (b)	2	150
Apollo Senior Floating Rate Fund Inc. (a)	55	884
Apollo Tactical Income Fund Inc.	1	22
Ares Dynamic Credit Allocation Fund Inc.	11	166
BlackRock Debt Strategies Fund Inc.	189	2,108
BlackRock Floating Rate Income Strategies Fund Inc.	47	650
Eaton Vance Floating-Rate Income Trust	56	820
First Trust Senior Floating Rate Income Fund II	55	696
Invesco Dynamic Credit Opportunities Fund	78	896
Invesco Senior Income Trust	304	1,305
Nuveen Credit Strategies Income Fund	4	29
Voya Prime Rate Trust	309	1,539
Western Asset High Income Opportunity Fund Inc. (a)	498	2,371
Total Investment Companies (cost $11,744)		11,636
CORPORATE BONDS AND NOTES 16.2%
Communication Services 2.2%
Sinclair Television Group Inc.
6.13%, 10/01/22	4,109	4,193
T-Mobile USA Inc.
6.50%, 01/15/24	406	422

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Tribune Media Co.
5.88%, 07/15/22	243	249
		4,864
Consumer Discretionary 1.3%
Caesars Entertainment Corp.
5.00%, 10/01/24 (i)	719	1,171
Rent-A-Center Inc.
6.63%, 11/15/20	701	699
4.75%, 05/01/21	937	921
		2,791
Consumer Staples 3.0%
HRG Group Inc.
7.75%, 01/15/22	5,435	5,605
Rite Aid Corp.
6.13%, 04/01/23 (j)	1,113	1,003
		6,608
Energy 1.3%
Enbridge Inc.
6.00%, 01/15/77 (i) (k)	2,925	2,825
Financials 2.9%
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (j)	4,243	4,437
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (j)	1,758	1,847
		6,284
Health Care 4.8%
Amsurg Corp.
5.63%, 07/15/22	6,763	6,953
Lifepoint Health Inc.
5.88%, 12/01/23	1,141	1,191
LifePoint Health Inc.
5.38%, 05/01/24	2,223	2,320
		10,464
Utilities 0.7%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,563
Total Corporate Bonds And Notes (cost $35,148)		35,399
OTHER EQUITY INTERESTS 0.0%
Winthrop Realty Trust Escrow (b) (e) (h) (l) (m)	51	18
Total Other Equity Interests (cost $269)		18
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (n) (o)	1,932	1,932
Total Short Term Investments (cost $1,932)		1,932
Total Investments 84.9% (cost $183,827)		185,838
Total Securities Sold Short (14.1)% (proceeds $29,131)		(30,816)
Total Purchased Options 0.5% (cost $1,164)		1,028
Other Derivative Instruments (0.3)%		(710)
Other Assets and Liabilities, Net 29.0%		63,511
Total Net Assets 100.0%		218,851

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Convertible security.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $7,287 and 3.3%, respectively.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(p) Shares subject to merger appraisal rights.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (14.1%)
COMMON STOCKS (14.1%)
Communication Services (0.7%)
Discovery Inc. - Class A	(33)	(1,050)
Twenty-First Century Fox Inc. (a)	(7)	(223)
Twenty-First Century Fox Inc. - Class A	(3)	(152)
Walt Disney Co.	(1)	(90)
		(1,515)
Consumer Discretionary (0.4%)
Alibaba Group Holding Ltd. - ADS	(5)	(769)
Consumer Staples (1.3%)
ConAgra Brands Inc.	(84)	(2,870)
Energy (4.1%)
Enbridge Inc.	(14)	(446)
Energy Transfer Equity LP	(12)	(207)
	Shares/Par[1]	Value ($)
Marathon Petroleum Corp.	(80)	(6,408)
Transocean Ltd.	(138)	(1,923)
		(8,984)
Health Care (2.5%)
CIGNA Corp.	(20)	(4,207)
CVS Health Corp.	(15)	(1,173)
		(5,380)
Industrials (2.1%)
United Technologies Corp.	(33)	(4,613)
Information Technology (2.0%)
KLA-Tencor Corp.	(17)	(1,711)
VMware Inc. - Class A	(17)	(2,591)
		(4,302)
Materials (0.5%)
Praxair Inc.	(7)	(1,180)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Real Estate (0.5%)
Brookfield Property Partners LP	(58)	(1,203)
Total Common Stocks (proceeds $29,131)		(30,816)
Total Securities Sold Short (14.1%) (proceeds $29,131)		(30,816)

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Winthrop Realty Trust Escrow	08/08/15	269	18	—

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
AT&T Inc.	Put	32.00	10/19/18	96	1
Blackstone Group LP	Put	35.00	12/21/18	282	18
Blackstone Group LP	Put	34.00	12/21/18	583	25
Cisco Systems Inc.	Put	44.00	11/16/18	105	2
Conagra Brands Inc.	Put	31.00	12/21/18	21	1
DowDuPont Inc.	Put	62.50	10/19/18	783	48
DowDuPont Inc.	Put	65.00	11/16/18	134	33
EQT Corp.	Put	40.00	12/21/18	1,847	221
HP Inc.	Put	23.00	11/16/18	101	—
Huntsman Corp.	Put	27.00	11/16/18	3,413	392
Marriott Vacations Worldwide Corp.	Put	95.00	10/19/18	87	2
ServiceMaster Global Holdings Inc.	Put	55.00	11/16/18	548	27
Shire Plc	Put	160.00	10/19/18	29	—
SPDR S&P 500 ETF Trust	Call	295.00	11/16/18	168	41
SPDR S&P 500 ETF Trust	Put	285.00	10/19/18	534	53
Tenneco Inc.	Put	39.00	10/19/18	904	28
Tenneco Inc.	Put	37.00	10/19/18	258	3
Trinity Industries Inc.	Put	30.00	10/19/18	1,954	7
VanEck Vectors Semiconductor ETF	Put	107.00	10/19/18	155	35
VF Corp.	Call	100.00	11/16/18	236	19
Walt Disney Co.	Put	95.00	01/18/19	554	18
					974

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
FTSE 100 Index	JPM	Put	GBP	7,800.00	12/21/18	7	35
							35
Options on Securities
Bayer AG	JPM	Put	EUR	72.00	11/16/18	122	19
							19

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
AT&T Inc.	Call	34.00	10/19/18	55	(1)
Blackstone Group LP	Call	41.00	12/21/18	282	(12)
Blackstone Group LP	Call	40.00	12/21/18	583	(40)
CBS Corp.	Call	55.00	10/19/18	1,228	(352)
Conagra Brands Inc.	Call	35.00	12/21/18	21	(2)
Dell Technologies Inc. - Class V	Call	95.00	10/19/18	94	(31)
DowDuPont Inc.	Call	67.50	10/19/18	392	(9)
DowDuPont Inc.	Call	70.00	11/16/18	134	(5)
EQT Corp.	Call	50.00	12/21/18	219	(24)
EQT Corp.	Put	45.00	12/21/18	1,628	(521)
Huntsman Corp.	Call	33.00	11/16/18	196	(2)
Huntsman Corp.	Call	32.00	11/16/18	975	(12)
Huntsman Corp.	Call	29.00	11/16/18	488	(27)
Marriott Vacations Worldwide Corp.	Call	105.00	10/19/18	87	(69)
NXP Semiconductors NV	Call	90.00	10/19/18	546	(37)
ServiceMaster Global Holdings Inc.	Call	60.00	11/16/18	548	(189)
Shire Plc	Call	170.00	10/19/18	32	(38)
SPDR S&P 500 ETF Trust	Call	287.00	11/16/18	168	(125)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
SPDR S&P 500 ETF Trust	Put	275.00	10/19/18	466	(18)
Tenneco Inc.	Call	44.00	10/19/18	498	(25)
Tenneco Inc.	Call	40.00	10/19/18	258	(69)
Tenneco Inc.	Put	43.00	10/19/18	149	(24)
Tenneco Inc.	Put	42.00	10/19/18	257	(26)
Trinity Industries Inc.	Put	34.00	10/19/18	1,954	(29)
VF Corp.	Call	95.00	11/16/18	236	(57)
Walt Disney Co.	Call	115.00	01/18/19	520	(301)
					(2,045)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer AG	JPM	Put	EUR	78.00	11/16/18	122	(53)
							(53)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	11/07/18	AUD	716	518	3
EUR/USD	JPM	03/21/19	EUR	1,017	1,197	(9)
EUR/USD	JPM	03/21/19	EUR	73	87	—
GBP/USD	JPM	10/11/18	GBP	10,838	14,133	(95)
GBP/USD	JPM	10/11/18	GBP	423	551	1
USD/AUD	JPM	11/07/18	AUD	(114)	(82)	(1)
USD/AUD	JPM	11/07/18	AUD	(602)	(435)	2
USD/AUD	JPM	11/15/18	AUD	(189)	(137)	2
USD/CAD	JPM	01/16/19	CAD	(252)	(196)	(2)
USD/CAD	JPM	01/16/19	CAD	(294)	(228)	—
USD/EUR	JPM	01/03/19	EUR	(4,899)	(5,735)	(76)
USD/EUR	JPM	03/21/19	EUR	(4,661)	(5,495)	62
USD/GBP	JPM	10/11/18	GBP	(11,262)	(14,684)	274
USD/GBP	JPM	12/13/18	GBP	(1,043)	(1,364)	(9)
USD/GBP	JPM	12/13/18	GBP	(727)	(950)	7
					(12,820)	159

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Andeavor Corp. (E)	BOA	1M LIBOR +0.40%	08/13/19 ††	6,879	—	556
Brookfield Property Reit Inc. (E)	BOA	1M LIBOR +0.75%	08/30/19 ††	1,335	—	136
Dun & Bradstreet Inc. (E)	BOA	1M LIBOR +0.75%	09/24/19 ††	466	—	1
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.75%	09/23/19 ††	1,576	—	373
Gemalto NV (E)	BOA	1M LIBOR +0.35%	05/31/19 ††	5,606	—	(12)
Gramercy Property Trust Inc. (E)	BOA	1M LIBOR +0.75%	05/22/19 ††	3,276	—	(11)
Integrated Device Technology Inc. (E)	BOA	1M LIBOR +0.75%	09/11/19 ††	1,566	—	11
Linde AG (E)	BOA	1M LIBOR +0.35%	04/16/19 ††	2,068	—	70
NXP Semiconductors NV (E)	BOA	1M LIBOR +0.40%	04/22/19 ††	8,796	—	(2,268)
Rite Aid Corp. (E)	BOA	1M LIBOR +0.40%	10/22/18 ††	98	—	(30)
Shire Plc (E)	BOA	1M LIBOR +0.80%	09/27/19 ††	6,155	—	316
USG Corp. (E)	BOA	1M LIBOR +0.75%	09/11/19 ††	1,965	—	8
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	09/23/19 ††	14,137	—	1,256
APN Outdoor Group Ltd. (E)	JPM	3M LIBOR +0.40%	08/26/19 ††	131	—	5
AT&T Inc. (E)	JPM	3M LIBOR +0.30%	08/07/19 ††	2,182	—	97
CBS Corp. (E)	JPM	3M LIBOR +0.30%	09/23/19 ††	8,557	—	244
Discovery Inc. Series C (E)	JPM	3M LIBOR +0.00%	03/08/19 ††	—	—	971
Envision Healthcare Corp. (E)	JPM	3M LIBOR +0.30%	08/07/19 ††	2,678	—	76
Innogy SE (E)	JPM	3M LIBOR +0.40%	07/22/19 ††	4,016	—	167
Liberty Sirius XM Group Series A (E)	JPM	3M LIBOR +0.30%	01/22/19 ††	1,098	—	63
Marriott Vacations Worldwide Corp. (E)	JPM	3M LIBOR +0.30%	09/04/19 ††	926	—	52
Melrose Industries Plc (E)	JPM	3M LIBOR +0.30%	09/27/19 ††	2,482	—	(273)
Shire Plc (E)	JPM	3M LIBOR +0.30%	05/28/19 ††	1,551	—	211
Shire Plc (E)	JPM	3M LIBOR +0.30%	05/28/19 ††	112	—	(1)
Twenty-First Century Fox Inc. Class B (E)	JPM	3M LIBOR +0.30%	09/06/19 ††	9,569	—	1,418
Winthrop Realty Trust (E)‡	JPM	3M LIBOR +0.30%	08/12/19 ††	380	—	(355)
INVESTMENT COMPANIES
Altaba Inc. (E)	JPM	3M LIBOR +0.39%	09/23/19 ††	28,113	—	(3,333)
					—	(252)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -4.50%	04/05/19 ††	(246)	—	(24)
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	09/23/19 ††	(858)	—	(182)
Marathon Petroleum Corp. (Q)	BOA	1M LIBOR -0.40%	05/14/19 ††	(4,030)	—	(222)
Praxair Inc. (Q)	BOA	1M LIBOR -0.40%	04/16/19 ††	(1,029)	—	(43)
Takeda Pharmaceutical Co. Ltd. (Q)	BOA	1M LIBOR -0.50%	09/27/19 ††	(4,323)	—	(158)
Alibaba Group Holding Ltd. (Q)	JPM	3M LIBOR -0.60%	09/23/19 ††	(23,256)	—	2,910
CVS Health Corp. (Q)	JPM	3M LIBOR -0.60%	09/19/19 ††	(3,308)	—	(527)
SIRI XM Holdings Inc. (Q)	JPM	3M LIBOR -4.75%	10/16/18 ††	(1,428)	—	(152)
Takeda Pharmaceutical Co. Ltd. (Q)	JPM	3M LIBOR -0.40%	09/03/19 ††	(307)	—	(25)
Walt Disney Co. (Q)	JPM	3M LIBOR -0.60%	02/12/19 ††	(1,153)	—	(96)
					—	1,481

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.4%
Communication Services 5.5%
Alphabet Inc. - Class A (a)	111	133,532
AT&T Inc.	787	26,419
CBS Corp. - Class B	213	12,231
Comcast Corp. - Class A	3,104	109,912
Verizon Communications Inc.	2,959	157,999
		440,093
Consumer Discretionary 2.7%
Expedia Group Inc.	257	33,524
Hilton Worldwide Holdings Inc.	609	49,188
Home Depot Inc.	164	34,034
Lowe's Cos. Inc.	428	49,105
TJX Cos. Inc.	420	47,080
		212,931
Consumer Staples 3.2%
Coca-Cola Co.	680	31,420
Costco Wholesale Corp.	125	29,259
PepsiCo Inc.	575	64,240
Philip Morris International Inc.	653	53,217
Sysco Corp.	621	45,463
Walmart Inc.	377	35,443
		259,042
Energy 6.3%
BP Plc - ADR	643	29,636
Canadian Natural Resources Ltd.	616	20,108
Chevron Corp.	1,063	129,961
ConocoPhillips Co.	798	61,768
Exxon Mobil Corp.	823	69,989
Halliburton Co.	949	38,479
Hess Corp.	1,222	87,504
Suncor Energy Inc.	1,746	67,570
		505,015
Financials 13.6%
American International Group Inc.	933	49,653
Bank of America Corp.	6,092	179,473
Bank of Nova Scotia	659	39,320
BlackRock Inc.	93	43,672
Chubb Ltd.	739	98,807
Citigroup Inc.	841	60,355
Intercontinental Exchange Inc.	771	57,773
JPMorgan Chase & Co.	1,568	176,914
Marsh & McLennan Cos. Inc.	513	42,467
MetLife Inc.	683	31,923
Northern Trust Corp.	562	57,400
PNC Financial Services Group Inc.	722	98,345
Principal Financial Group Inc.	918	53,799
Prudential Financial Inc.	1,048	106,159
		1,096,060
Health Care 9.8%
Abbott Laboratories	540	39,590
Agilent Technologies Inc.	544	38,355
AstraZeneca Plc - ADR	1,953	77,290
Bristol-Myers Squibb Co.	1,792	111,246
CVS Health Corp.	795	62,563
Eli Lilly & Co.	705	75,631
Medtronic Plc	864	85,040
Merck & Co. Inc.	1,144	81,149
Pfizer Inc.	2,473	109,007
UnitedHealth Group Inc.	296	78,795
Universal Health Services Inc. - Class B	274	35,064
		793,730
Industrials 5.1%
Canadian Pacific Railway Co.	99	20,906
Eaton Corp. Plc	373	32,368
General Dynamics Corp.	236	48,241
Honeywell International Inc.	285	47,350
Johnson Controls International Plc	1,341	46,941
Lockheed Martin Corp.	113	39,051
Union Pacific Corp.	376	61,257
	Shares/Par[1]	Value ($)
United Parcel Service Inc. - Class B	526	61,465
United Technologies Corp.	402	56,170
		413,749
Information Technology 9.8%
Accenture Plc - Class A	187	31,828
Alliance Data Systems Corp.	97	22,865
Apple Inc.	311	70,282
Cisco Systems Inc.	1,389	67,565
DXC Technology Co.	490	45,811
HP Inc.	2,014	51,896
Intel Corp.	1,851	87,533
International Business Machines Corp.	239	36,166
KLA-Tencor Corp.	363	36,954
Microsoft Corp.	1,981	226,590
Motorola Solutions Inc.	478	62,150
QUALCOMM Inc.	475	34,225
Texas Instruments Inc.	153	16,424
		790,289
Materials 3.1%
Ball Corp.	880	38,691
BHP Billiton Plc - ADR	846	37,188
DowDuPont Inc.	462	29,693
FMC Corp.	409	35,695
International Paper Co.	1,199	58,911
PPG Industries Inc.	472	51,463
		251,641
Real Estate 1.8%
American Tower Corp.	332	48,228
Corporate Office Properties Trust	1,302	38,835
Simon Property Group Inc.	325	57,365
		144,428
Utilities 3.5%
Dominion Energy Inc.	941	66,157
Edison International	749	50,726
Exelon Corp.	1,251	54,602
Sempra Energy	643	73,147
UGI Corp.	720	39,918
		284,550
Total Common Stocks (cost $4,131,714)		5,191,528
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.6%
ALM VI Ltd.
Series 2012-A2R3-6A, 3.74%, (3M US LIBOR + 1.40%), 07/15/26 (b) (c)	6,600	6,569
AmeriCredit Automobile Receivables Trust
Series 2017-A2A-1, 1.51%, 05/18/20	124	124
Series 2017-A2A-2, 1.65%, 09/18/20	466	465
Angel Oak Mortgage Trust LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (b) (c)	8,074	8,046
Angel Oak Mortgage Trust LLC
Series 2017-A1-3, 2.71%, 11/25/21 (b) (c)	1,259	1,241
Apidos CLO XVII
Series 2014-A1R-17A, 3.65%, (3M US LIBOR + 1.31%), 04/17/26 (b) (c)	1,338	1,339
Apidos CLO XXII
Series 2015-A2A-22A, 4.40%, (3M US LIBOR + 2.05%), 10/20/27 (b) (c)	5,150	5,152
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.53%, (3M US LIBOR + 1.19%), 04/17/26 (b) (c)	1,389	1,389
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21 (c)	2,570	2,570
Series 2017-A2-A, 1.91%, 04/15/26 (c)	670	666
Series 2018-A2-A, 2.55%, 10/15/26 (c)	2,310	2,299
Atlas Senior Loan Fund IV Ltd.
Series 2017-A-8A, 3.64%, (3M US LIBOR + 1.30%), 01/16/30 (b) (c)	7,830	7,845
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.43%, (3M US LIBOR + 1.09%), 01/15/31 (b) (c)	1,380	1,376
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 3.44%, (3M US LIBOR + 1.10%), 04/25/26 (b) (c)	1,661	1,661

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2014-BR-1A, 3.94%, (3M US LIBOR + 1.60%), 04/25/26 (b) (c)	4,930	4,930
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28 (c)	3,210	3,274
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,145
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (b) (c)	3,763	3,746
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (b) (c)	1,715	1,728
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (b) (c)	2,445	2,435
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (b) (c)	2,242	2,259
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (b) (c)	1,774	1,767
BlueMountain CLO Ltd.
Series 2015-A1R-3A, 3.35%, (3M US LIBOR + 1.00%), 04/20/31 (b) (c)	5,906	5,881
Canadian Pacer Auto Receivables Trust
Series 2017-A3-1A, 2.05%, 03/19/21 (c)	1,970	1,956
CD Commercial Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/10/27	2,790	2,741
Cent CLO 20 Ltd.
Series 2013-AR-20A, 3.44%, (3M US LIBOR + 1.10%), 01/25/26 (b) (c)	1,936	1,937
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 3.75%, (3M US LIBOR + 1.41%), 11/07/26 (b) (c)	1,705	1,706
Cent CLO 24 Ltd.
Series 2015-A2R-24A, 3.87%, (3M US LIBOR + 1.65%), 10/15/26 (b) (c)	2,185	2,186
Chesapeake Funding II LLC
Series 2016-A2-1A, 3.31%, (1M US LIBOR + 1.15%), 05/15/19 (b) (c)	692	694
Series 2016-A2-2A, 3.16%, (1M US LIBOR + 1.00%), 09/15/19 (b) (c)	1,898	1,904
Series 2017-A1-3A, 1.91%, 01/15/21 (c)	2,925	2,895
Series 2018-A1-2A, 3.23%, 12/15/21 (c)	3,475	3,469
Series 2017-A1-2A, 1.99%, 05/15/29 (c)	3,049	3,020
Series 2017-A2-2A, 2.61%, (1M US LIBOR + 0.45%), 07/15/29 (b) (c)	2,081	2,085
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (c)	795	795
CIFC Funding Ltd.
Series 2014-A1-2RA, 3.16%, (3M US LIBOR + 1.05%), 04/24/30 (b) (c)	3,500	3,490
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	982	978
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	2,491	2,466
COLT Mortgage Loan Trust
Series 2018-A1-3, REMIC, 3.69%, 10/26/48 (c)	2,190	2,186
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	877
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	196	206
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/05/21 (c)	6,105	6,000
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,836
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,528
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,300
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (b) (c)	2,591	2,538
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (b) (c)	1,433	1,394
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (b) (c)	564	552
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (b) (c)	1,394	1,382
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (c)	775	771
Series 2017-A2-2, 1.97%, 04/20/20 (c)	1,980	1,967
Series 2017-A2-3, 2.13%, 08/20/20 (c)	2,784	2,759
	Shares/Par[1]	Value ($)
Series 2018-A2-1, 2.87%, 04/20/21 (c)	3,420	3,411
Finance of America Structured Securities Trust
Series 2017-A-HB1, 2.32%, 11/25/27 (b) (c) (d)	1,059	1,056
First Investors Auto Owner Trust
Series 2017-A1-1A, 1.69%, 03/15/19 (c)	349	348
Series 2017-A1-2A, 1.86%, 10/15/21 (c)	511	509
Series 2017-A1-3A, 2.00%, 03/15/22 (c)	2,659	2,643
Series 2017-A2-3A, 2.41%, 12/15/22 (c)	1,680	1,658
Ford Credit Floorplan Master Owner Trust
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,189
Series 2013-A-2, 2.09%, 03/15/20 (c)	600	591
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.47%, 12/25/19 (b) (c)	1,145	1,146
Series 2013-B-K713, REMIC, 3.26%, 04/25/20 (b) (c)	815	810
Series 2010-B-K7, REMIC, 5.69%, 04/25/20 (b) (c)	1,975	2,028
Galaxy XIX CLO Ltd.
Series 2015-A1R-19A, 3.56%, (3M US LIBOR + 1.22%), 07/24/30 (b) (c)	5,125	5,128
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 3.62%, (3M US LIBOR + 1.28%), 04/24/29 (b) (c)	1,540	1,541
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (c)	549	549
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (c)	1,655	1,640
Series 2017-A4-1, 2.36%, 01/20/23 (c)	2,580	2,547
Series 2018-A4-1, 2.83%, 06/17/24 (c)	1,414	1,394
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	3,991
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,758
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (c)	1,145	1,120
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (c)	7,780	7,768
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,327
KKR CLO 15 Ltd.
Series A1A-15, 3.89%, (3M US LIBOR + 1.56%), 10/18/28 (b) (c)	1,185	1,186
KKR CLO 16 Ltd.
Series A1-16, 3.84%, (3M US LIBOR + 1.49%), 12/05/24 (b) (c)	3,690	3,694
Madison Park Funding XI Ltd.
Series 2013-AR-11A, 3.51%, (3M US LIBOR + 1.16%), 07/23/29 (b) (c)	3,300	3,301
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 3.61%, (3M US LIBOR + 1.26%), 07/20/26 (b) (c)	1,560	1,560
Madison Park Funding XIII Ltd.
Series 2014-AR2-13A, 3.29%, (3M US LIBOR + 0.95%), 04/19/30 (b) (c)	2,705	2,701
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.54%, (3M US LIBOR + 1.19%), 10/21/30 (b) (c)	6,530	6,542
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.09%, (3M US LIBOR + 0.75%), 04/15/29 (b) (c)	11,320	11,215
Magnetite VII Ltd.
Series 2012-A1R2-7A, 3.14%, (3M US LIBOR + 0.80%), 01/15/28 (b) (c)	9,265	9,211
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (c)	995	986
Series 2018-A-1A, 2.67%, (1M US LIBOR + 0.49%), 01/23/23 (b) (c)	7,450	7,437
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 2.46%, (1M US LIBOR + 0.30%), 05/15/19 (b) (c)	3,895	3,898
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (b) (c)	2,360	2,307

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 02/25/58 (b) (c)	2,746	2,683
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (c)	706	688
MMAF Equipment Finance LLC
Series 2017-A2-AA, 1.73%, 05/18/20 (c)	702	701
Series 2017-A3-B, 2.21%, 10/17/22 (c)	1,875	1,842
Series 2016-A5-AA, 2.21%, 12/15/32 (c)	1,865	1,785
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	4,867
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	7,803
Nationstar HECM Loan Trust
Series 2017-A-1A, 1.97%, 05/25/19 (c) (d)	530	529
Series 2017-A1-2A, 2.04%, 09/25/19 (b) (c) (d)	706	700
Series 2018-A-1A, 2.76%, 02/25/20 (b) (c) (d)	1,567	1,567
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (b) (c)	3,016	3,025
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (c)	495	507
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 3.67%, (3M US LIBOR + 1.32%), 03/17/30 (b) (c)	2,025	2,035
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (c)	3,025	3,006
Series 2018-A-1A, 3.43%, 12/16/24 (c)	6,585	6,577
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	1,461	1,435
Series 2016-A-2A, 4.10%, 03/20/28 (c)	741	744
Series 2016-A-1A, 3.66%, 02/20/29 (c)	1,220	1,224
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (c)	2,045	2,024
Series 2016-C-1, 2.88%, 07/15/21 (c)	2,130	2,082
Series 2017-C-1, 3.17%, 04/15/22 (c)	1,725	1,685
Series 2018-C-1, 3.45%, 03/15/23 (c)	2,595	2,535
Series 2014-C-1, 2.90%, 10/15/44 (c)	2,125	2,121
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (c)	1,575	1,570
Series 2017-A3-1A, 1.89%, 11/25/19 (c)	2,333	2,322
Series 2017-A3-2A, 2.04%, 04/26/21 (c)	1,655	1,634
Seneca Park CLO Ltd.
Series 2014-AR-1A, 3.46%, (3M US LIBOR + 1.12%), 07/17/26 (b) (c)	1,155	1,155
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (c)	3,560	3,375
Shackleton VIII CLO Ltd.
Series 2015-A1R-8A, 3.27%, 10/20/27 (c)	5,650	5,640
Sofi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 05/25/20 (c)	3,145	3,138
Sound Point CLO III Ltd.
Series 2013-A1-2RA, 3.30%, (3M US LIBOR + 0.95%), 04/15/29 (b) (c)	5,400	5,391
Sound Point CLO XII Ltd.
Series 2016-A-2A, 4.01%, (3M US LIBOR + 1.66%), 10/20/28 (b) (c)	2,605	2,605
Sound Point CLO XV Ltd.
Series 2017-A-1A, 3.74%, (3M US LIBOR + 1.39%), 01/23/29 (b) (c)	1,300	1,302
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	130	137
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	1,065	1,064
Series 2016-A-AA, 2.90%, 03/15/20 (c)	2,375	2,369
Series 2015-A-BA, 3.48%, 07/15/21 (c)	1,160	1,158
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (c)	3,985	3,985
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 3.62%, (3M US LIBOR + 1.28%), 07/14/26 (b) (c)	1,930	1,930
Thacher Park CLO Ltd.
Series 2014-AR-1A, 3.51%, (3M US LIBOR + 1.16%), 10/20/26 (b) (c)	920	920
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (b) (c)	1,582	1,540
	Shares/Par[1]	Value ($)
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (b) (c)	3,094	3,028
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (b) (c)	947	928
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (b) (c)	4,012	3,903
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (b) (c)	1,865	1,830
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	620	623
United Auto Credit Securitization Trust
Series 2017-B-1, 2.40%, 11/12/19 (c)	1,980	1,979
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	2,848	2,850
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (c)	1,555	1,542
Voya CLO Ltd.
Series 2015-A2-3A, 4.55%, (3M US LIBOR + 2.20%), 10/20/27 (b) (c)	3,405	3,406
Series 2014-AAR2-1A, 3.32%, (3M US LIBOR + 0.99%), 04/18/31 (b) (c)	865	863
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 07/15/50	5,400	5,253
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,836
Westlake Automobile Receivables Trust
Series 2018-A2A-1A, 2.24%, 07/15/19 (c)	6,389	6,371
Series 2017-A2-1A, 1.78%, 04/15/20 (c)	277	277
Series 2018-A2A-3A, 2.98%, 01/18/22 (c)	4,620	4,617
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (c)	245	244
Series 2017-A2-1A, 1.88%, 03/20/20 (c)	1,733	1,718
Total Non-U.S. Government Agency Asset-Backed Securities (cost $376,977)		372,583
CORPORATE BONDS AND NOTES 12.0%
Communication Services 0.9%
21st Century Fox America Inc.
4.50%, 02/15/21	850	874
3.00%, 09/15/22	750	738
4.00%, 10/01/23	3,320	3,369
AT&T Inc.
4.45%, 04/01/24	3,220	3,279
3.95%, 01/15/25	160	157
4.10%, 02/15/28 (c)	3,300	3,204
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (c)	1,785	1,776
3.75%, 09/16/24 (c)	4,090	4,060
Charter Communications Operating LLC
6.48%, 10/23/45	240	258
5.38%, 05/01/47	795	758
Comcast Corp.
5.65%, 06/15/35	165	182
4.40%, 08/15/35	2,325	2,273
6.50%, 11/15/35	165	199
3.97%, 11/01/47	237	210
4.00%, 11/01/49	285	254
Cox Communications Inc.
3.25%, 12/15/22 (c)	1,950	1,893
4.80%, 02/01/35 (c)	2,695	2,521
6.45%, 12/01/36 (c)	215	237
4.60%, 08/15/47 (c)	400	371
France Telecom SA
9.00%, 03/01/31 (e)	2,700	3,842
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (c)	8,560	8,556
Tencent Holdings Ltd.
3.60%, 01/19/28 (c)	6,030	5,705
Time Warner Cable Inc.
8.75%, 02/14/19	50	51
8.25%, 04/01/19	695	713
6.55%, 05/01/37	435	472
7.30%, 07/01/38	285	328
6.75%, 06/15/39	285	312
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	226

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Time Warner Inc.
4.75%, 03/29/21	450	464
3.60%, 07/15/25	8,175	7,828
Verizon Communications Inc.
3.45%, 03/15/21	975	979
2.95%, 03/15/22	875	861
4.81%, 03/15/39	374	376
4.75%, 11/01/41	265	261
4.86%, 08/21/46	692	693
4.52%, 09/15/48	8,805	8,383
4.67%, 03/15/55	1,650	1,556
Viacom Inc.
4.25%, 09/01/23	7,650	7,708
		75,927
Consumer Discretionary 0.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,292
3.60%, 11/28/24 (f)	2,195	2,155
3.40%, 12/06/27	5,245	4,897
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,225
4.80%, 12/05/34	1,000	1,090
4.95%, 12/05/44	815	912
4.25%, 08/22/57	2,205	2,196
Marriott International Inc.
2.88%, 03/01/21	3,225	3,180
		17,947
Consumer Staples 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	566
4.50%, 05/02/43	745	717
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (g)	680	709
3.75%, 01/15/22	750	756
2.50%, 07/15/22	731	705
3.50%, 01/12/24	5,425	5,368
4.38%, 04/15/38	1,050	1,007
4.95%, 01/15/42	200	203
3.75%, 07/15/42	820	710
BAT Capital Corp.
3.56%, 08/15/27 (c)	11,975	11,144
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	556	555
Kraft Heinz Foods Co.
4.00%, 06/15/23	1,365	1,367
3.00%, 06/01/26	1,595	1,449
4.38%, 06/01/46	6,970	6,150
Kroger Co.
3.30%, 01/15/21	745	742
3.85%, 08/01/23	1,830	1,834
4.00%, 02/01/24	1,775	1,775
Philip Morris International Inc.
4.88%, 11/15/43	430	437
Sigma Alimentos SA de CV
4.13%, 05/02/26 (c)	2,985	2,846
		39,040
Energy 1.0%
Anadarko Petroleum Corp.
4.85%, 03/15/21	3,225	3,310
BG Energy Capital Plc
4.00%, 10/15/21 (c)	1,850	1,876
BP Capital Markets Plc
3.25%, 05/06/22	1,000	993
2.50%, 11/06/22	600	580
3.99%, 09/26/23	195	199
Energy Transfer Partners LP
7.60%, 02/01/24 (f)	1,030	1,159
4.05%, 03/15/25	6,000	5,872
EOG Resources Inc.
5.63%, 06/01/19	190	194
EQT Midstream Partners LP
4.75%, 07/15/23	8,955	9,087
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,733
	Shares/Par[1]	Value ($)
4.30%, 05/01/24	682	688
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,717
Petroleos Mexicanos
5.50%, 01/21/21 (f)	11,975	12,360
5.38%, 03/13/22	640	659
6.75%, 09/21/47	4,450	4,244
6.35%, 02/12/48 (c) (f)	3,030	2,764
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,413
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,234
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,086
Schlumberger Holdings Corp.
3.00%, 12/21/20 (c)	1,645	1,633
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (c)	6,270	6,174
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (c)	4,275	4,151
Statoil ASA
2.90%, 11/08/20	1,945	1,933
2.75%, 11/10/21	705	696
3.70%, 03/01/24	50	50
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	910	926
3.90%, 07/15/26	1,095	1,039
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	984
Western Gas Partners LP
4.00%, 07/01/22	4,950	4,925
		79,679
Financials 4.9%
ACE Capital Trust II
9.70%, 04/01/30	525	729
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,725
Ameriprise Financial Inc.
5.30%, 03/15/20	170	175
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,000	2,914
AXA SA
8.60%, 12/15/30	425	553
Banco Santander SA
3.13%, 02/23/23	3,600	3,416
3.85%, 04/12/23	3,000	2,931
Bank of America Corp.
2.60%, 01/15/19	112	112
2.63%, 10/19/20	2,000	1,975
3.00%, 12/20/23	820	795
4.13%, 01/22/24	5,325	5,410
4.20%, 08/26/24	4,600	4,614
3.59%, 07/21/28	5,315	5,058
5.88%, 02/07/42	300	353
5.00%, 01/21/44	500	533
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	509
2.15%, 02/24/20	2,920	2,888
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)	4,850	4,781
Barclays Plc
3.20%, 08/10/21	5,435	5,340
BAT International Finance Plc
3.25%, 06/07/22 (c)	1,945	1,902
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	4,585	4,551
BB&T Corp.
3.20%, 09/03/21	6,165	6,138
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,627
BNP Paribas SA
2.95%, 05/23/22 (c)	740	715
3.38%, 01/09/25 (c)	3,180	3,012
3.50%, 11/16/27 (c)	6,900	6,348

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
BPCE SA
5.70%, 10/22/23 (c)	10,150	10,568
5.15%, 07/21/24 (c)	5,670	5,762
3.50%, 10/23/27 (c)	6,370	5,804
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,929
Capital One Financial Corp.
3.75%, 04/24/24	2,000	1,964
4.20%, 10/29/25	1,245	1,214
Capital One NA
2.25%, 09/13/21	1,500	1,443
CDP Financial
4.40%, 11/25/19 (c)	600	610
Citigroup Inc.
2.50%, 07/29/19	1,155	1,151
4.50%, 01/14/22	605	621
4.13%, 07/25/28	4,855	4,682
3.52%, 10/27/28	5,650	5,305
8.13%, 07/15/39	65	93
5.88%, 01/30/42	165	192
5.30%, 05/06/44	814	852
Citizens Bank NA
2.55%, 05/13/21	3,175	3,090
Compass Bank
2.75%, 09/29/19	700	698
Credit Agricole SA
3.75%, 04/24/23 (c)	1,955	1,921
3.25%, 10/04/24 (c)	3,020	2,835
4.38%, 03/17/25 (c)	5,055	4,950
Credit Suisse AG
2.30%, 05/28/19	795	793
3.00%, 10/29/21	1,070	1,054
3.63%, 09/09/24	325	320
Credit Suisse Group AG
3.57%, 01/09/23 (c)	1,925	1,886
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (b) (c)	4,500	4,511
3.87%, 01/12/29 (c)	1,330	1,252
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,759
3.75%, 03/26/25	2,690	2,594
Daimler Finance North America LLC
2.25%, 07/31/19 (c)	1,790	1,779
2.20%, 05/05/20 (c)	3,960	3,889
2.30%, 02/12/21 (c)	4,445	4,324
3.88%, 09/15/21 (c)	231	233
Danske Bank A/S
3.88%, 09/12/23 (c)	2,910	2,848
Deutsche Bank AG
2.70%, 07/13/20	6,165	6,028
3.15%, 01/22/21	3,595	3,509
4.25%, 10/14/21	4,400	4,384
Discover Bank
3.10%, 06/04/20	4,700	4,670
4.20%, 08/08/23	3,550	3,562
Emera US Finance LP
2.70%, 06/15/21	695	676
ERAC USA Finance LLC
2.35%, 10/15/19 (c)	2,880	2,862
4.50%, 08/16/21 (c)	620	635
3.30%, 10/15/22 (c)	1,045	1,024
5.63%, 03/15/42 (c)	1,200	1,305
Fifth Third Bank
2.88%, 10/01/21	1,800	1,768
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	6,964
General Electric Capital Corp.
5.55%, 05/04/20	473	489
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,757
3.95%, 04/13/24	3,790	3,694
Goldman Sachs Group Inc.
6.00%, 06/15/20	205	214
5.25%, 07/27/21	1,000	1,044
5.75%, 01/24/22	2,445	2,601
2.88%, 10/31/22	4,765	4,646
	Shares/Par[1]	Value ($)
3.63%, 01/22/23	6,875	6,839
3.81%, 04/23/29	2,580	2,456
6.25%, 02/01/41	940	1,132
4.80%, 07/08/44	1,080	1,101
HSBC Bank Plc
4.13%, 08/12/20 (c)	900	913
HSBC Bank USA NA
5.88%, 11/01/34	250	283
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,141
4.00%, 03/30/22	870	880
3.60%, 05/25/23	2,580	2,554
4.04%, 03/13/28 (b)	1,695	1,635
4.58%, 06/19/29 (h)	4,185	4,188
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,487
2.40%, 04/01/20	2,150	2,121
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (c)	8,285	8,238
ING Groep NV
3.15%, 03/29/22	880	859
3.95%, 03/29/27	2,860	2,748
JPMorgan Chase & Co.
6.30%, 04/23/19	475	484
4.50%, 01/24/22	825	850
3.25%, 09/23/22	1,000	988
3.38%, 05/01/23	1,060	1,040
6.40%, 05/15/38	425	529
5.40%, 01/06/42	540	606
LeasePlan Corp. NV
2.88%, 01/22/19 (c)	3,320	3,314
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	585	590
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (c)	475	574
Macquarie Bank Ltd.
2.40%, 01/21/20 (c)	660	652
Macquarie Group Ltd.
4.15%, 03/27/24 (c) (f)	8,100	8,050
MetLife Inc.
4.13%, 08/13/42	265	251
Metropolitan Life Global Funding I
2.65%, 04/08/22 (c)	3,185	3,089
Morgan Stanley
2.50%, 01/24/19	1,000	999
3.70%, 10/23/24	7,950	7,827
3.13%, 07/27/26	2,430	2,263
3.63%, 01/20/27	3,400	3,260
3.77%, 01/24/29	2,240	2,148
National Australia Bank Ltd.
2.40%, 12/07/21 (c)	9,400	9,129
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	445	441
NBK SPC Ltd.
2.75%, 05/30/22 (c) (f)	13,365	12,845
PNC Bank NA
3.30%, 10/30/24	835	815
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	825
Private Export Funding Corp.
3.25%, 06/15/25	7,600	7,555
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,907
3.70%, 03/28/22	5,670	5,595
3.40%, 01/18/23 (f)	7,435	7,169
Santander UK Plc
2.50%, 03/14/19	3,160	3,156
Societe Generale SA
3.25%, 01/12/22 (c)	4,215	4,108
SunTrust Bank
3.30%, 05/15/26	1,785	1,677
Synchrony Bank
3.65%, 05/24/21	3,650	3,616
Synchrony Financial
2.60%, 01/15/19	1,780	1,778

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.00%, 08/15/19	3,400	3,392
2.70%, 02/03/20	755	745
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (c)	685	728
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,124
U.S. Bancorp
3.70%, 01/30/24	900	905
UBS AG
2.20%, 06/08/20 (c)	5,025	4,941
UBS Group AG
2.95%, 09/24/20 (c)	2,840	2,811
3.00%, 04/15/21 (c)	3,500	3,444
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (c)	775	768
WEA Finance LLC
2.70%, 09/17/19 (c)	990	987
3.25%, 10/05/20 (c)	2,400	2,391
4.13%, 09/20/28 (c)	7,285	7,240
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,142
4.48%, 01/16/24	517	527
4.10%, 06/03/26	1,125	1,111
4.75%, 12/07/46	3,750	3,721
		393,544
Health Care 1.6%
Actavis Funding SCS
3.45%, 03/15/22	3,525	3,503
3.80%, 03/15/25	3,150	3,084
4.55%, 03/15/35	1,465	1,423
4.85%, 06/15/44	750	737
Aetna Inc.
2.80%, 06/15/23	3,340	3,200
Amgen Inc.
2.65%, 05/11/22	10,965	10,648
Anthem Inc.
4.10%, 03/01/28	1,370	1,347
4.65%, 08/15/44	2,200	2,170
4.38%, 12/01/47	995	938
Ascension Health
4.85%, 11/15/53	150	164
Bayer US Finance LLC
2.38%, 10/08/19 (c)	1,050	1,043
Biogen Inc.
2.90%, 09/15/20	2,245	2,233
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,335
3.08%, 06/15/24	2,075	1,956
3.50%, 11/15/24	1,205	1,158
4.50%, 11/15/44	1,405	1,252
Catholic Health Initiatives
2.95%, 11/01/22	3,131	3,016
4.20%, 08/01/23	5,150	5,208
4.35%, 11/01/42	1,575	1,426
Celgene Corp.
2.25%, 05/15/19	265	264
3.55%, 08/15/22	1,265	1,258
CVS Health Corp.
4.00%, 12/05/23	2,680	2,685
4.10%, 03/25/25	9,090	9,051
4.88%, 07/20/35	1,135	1,140
5.13%, 07/20/45	4,175	4,272
Dignity Health
2.64%, 11/01/19	255	255
3.81%, 11/01/24	1,703	1,685
4.50%, 11/01/42	4,186	3,976
EMD Finance LLC
2.95%, 03/19/22 (c)	3,020	2,944
Express Scripts Holding Co.
2.25%, 06/15/19	970	966
Forest Laboratories Inc.
4.88%, 02/15/21 (c)	179	184
5.00%, 12/15/21 (c)	1,475	1,529
	Shares/Par[1]	Value ($)
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,108
Halfmoon Parent Inc.
4.38%, 10/15/28 (c)	3,635	3,627
Humana Inc.
2.90%, 12/15/22	5,515	5,346
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,537
McKesson Corp.
2.85%, 03/15/23	90	86
3.80%, 03/15/24	735	725
Medtronic Inc.
2.50%, 03/15/20	755	749
3.15%, 03/15/22	1,070	1,063
3.63%, 03/15/24	360	360
3.50%, 03/15/25	1,715	1,699
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	698
4.20%, 07/01/55	300	298
Merck & Co. Inc.
2.80%, 05/18/23	940	921
4.15%, 05/18/43	630	644
Mercy Health
3.56%, 08/01/27	4,070	3,909
Mylan Inc.
4.55%, 04/15/28 (c)	3,820	3,718
5.20%, 04/15/48 (c)	1,670	1,551
Mylan NV
3.95%, 06/15/26	840	796
Providence St. Joseph Health Obligated Group
3.93%, 10/01/48	1,600	1,497
Stanford Health Care
3.80%, 11/15/48	605	572
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,617
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	4,595	4,091
UnitedHealth Group Inc.
3.88%, 10/15/20	600	608
2.88%, 03/15/22	70	69
3.35%, 07/15/22	1,090	1,088
3.75%, 07/15/25	1,820	1,825
3.85%, 06/15/28	3,380	3,389
4.63%, 11/15/41	1,040	1,086
WellPoint Inc.
3.70%, 08/15/21	1,000	1,005
3.30%, 01/15/23	3,675	3,614
		126,346
Industrials 0.4%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (c)	4,240	4,165
Deere & Co.
4.38%, 10/16/19	185	188
FedEx Corp.
2.70%, 04/15/23	520	501
5.10%, 01/15/44	1,685	1,753
Lockheed Martin Corp.
2.50%, 11/23/20	810	799
4.85%, 09/15/41	955	1,018
4.07%, 12/15/42	2,000	1,943
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (c)	2,880	2,865
3.38%, 02/01/22 (c)	2,200	2,166
3.95%, 03/10/25 (c)	7,290	7,152
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (c)	4,250	4,139
United Technologies Corp.
3.95%, 08/16/25	2,545	2,531
		29,220
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,727
3.25%, 02/23/26	1,106	1,081

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Broadcom Corp.
3.63%, 01/15/24	6,845	6,644
Microchip Technology Inc.
3.92%, 06/01/21 (c)	3,015	3,005
Microsoft Corp.
2.88%, 02/06/24	4,745	4,636
2.40%, 08/08/26	2,145	1,977
3.70%, 08/08/46	1,500	1,435
Oracle Corp.
3.25%, 11/15/27	4,910	4,710
Total System Services Inc.
3.80%, 04/01/21	4,780	4,794
		30,009
Materials 0.2%
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	9,375	9,435
Nutrien Ltd.
3.15%, 10/01/22	4,350	4,221
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (c) (e)	4,300	4,328
		17,984
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	3,985
5.00%, 02/15/24	1,135	1,185
4.40%, 02/15/26	1,325	1,325
AvalonBay Communities Inc.
3.63%, 10/01/20	905	909
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,015	5,704
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,183
3.80%, 02/15/28	1,920	1,820
ERP Operating LP
4.75%, 07/15/20	765	781
HCP Inc.
4.00%, 06/01/25	4,670	4,570
Realty Income Corp.
5.75%, 01/15/21	335	350
Scentre Group Trust
2.38%, 11/05/19 (c)	3,175	3,139
		25,951
Utilities 1.6%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	50	54
Boston Gas Co.
3.15%, 08/01/27 (c)	960	903
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,311
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (c)	9,400	8,852
Commonwealth Edison Co.
3.65%, 06/15/46	465	421
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	917
Dominion Energy Inc.
2.58%, 07/01/20 (e)	2,875	2,837
Dominion Resources Inc.
2.96%, 07/01/19 (e)	1,380	1,380
4.10%, 04/01/21 (e)	3,275	3,306
3.63%, 12/01/24	3,200	3,130
DTE Energy Co.
3.80%, 03/15/27	2,245	2,191
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	894
6.10%, 06/01/37	2,200	2,661
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,229
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (c) (i)	770	765
5.63%, (callable at 100 beginning 01/22/24) (c) (f) (i)	2,000	1,970
4.88%, 01/22/44 (c)	450	436
	Shares/Par[1]	Value ($)
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	1,974
Eversource Energy
2.90%, 10/01/24	2,725	2,588
FirstEnergy Corp.
3.90%, 07/15/27	705	687
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,678
Fortis Inc.
3.06%, 10/04/26	3,390	3,109
Georgia Power Co.
4.75%, 09/01/40	1,085	1,096
4.30%, 03/15/42	461	437
Indianapolis Power & Light Co.
6.60%, 06/01/37 (c)	500	624
Infraestructura Energetica Nova SAB de CV
4.88%, 01/14/48 (c)	3,290	2,850
KeySpan Gas East Corp.
2.74%, 08/15/26 (c)	3,690	3,393
MidAmerican Energy Co.
4.25%, 05/01/46	55	55
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,598	1,937
NiSource Inc.
4.80%, 02/15/44	465	470
Northeast Utilities
3.15%, 01/15/25	400	384
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,400
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,797
2.95%, 04/01/25	576	552
5.25%, 09/30/40	325	370
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	761
5.80%, 03/01/37	3,806	4,231
6.35%, 02/15/38	170	196
6.25%, 03/01/39	1,730	1,984
5.40%, 01/15/40	5,095	5,434
5.13%, 11/15/43	1,855	1,897
4.75%, 02/15/44	995	970
4.30%, 03/15/45	145	133
3.95%, 12/01/47	150	130
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	75
Public Service Co. of Colorado
5.13%, 06/01/19	500	507
SCANA Corp.
6.25%, 04/01/20	5,175	5,301
4.75%, 05/15/21 (f)	8,050	8,087
4.13%, 02/01/22 (f)	4,570	4,517
Sempra Energy
3.25%, 06/15/27	3,630	3,373
South Carolina Electric & Gas Co.
3.50%, 08/15/21	2,860	2,850
4.25%, 08/15/28	3,380	3,364
6.63%, 02/01/32	709	832
6.05%, 01/15/38	3,265	3,690
4.35%, 02/01/42	1,010	962
4.60%, 06/15/43	825	815
Southern California Edison Co.
2.40%, 02/01/22	685	660
3.70%, 08/01/25	735	731
5.55%, 01/15/37	500	560
Southern Co.
2.75%, 06/15/20	4,000	3,962
2.95%, 07/01/23	3,820	3,666
Southwestern Public Service Co.
3.70%, 08/15/47	277	254
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 (c)	2,175	2,169
2.75%, 05/04/22 (c) (f)	4,180	4,040
3.50%, 05/04/27 (c)	3,945	3,759
		131,568
Total Corporate Bonds And Notes (cost $986,828)		967,215

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 15.5%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series CA-4758, 3.00%, 07/15/47	19,018	18,612
Series JM-4165, REMIC, 3.50%, 09/15/41	2,756	2,768
Series AH-4143, REMIC, 1.75%, 09/15/42	12,514	11,753
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,642	3,598
Federal National Mortgage Association
Series 2018-GD-80, 3.50%, 12/25/47	7,684	7,619
Series 2018-PA-77, 3.50%, 02/25/48 (j)	11,721	11,670
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	5,290	5,291
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	13,466	13,036
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	5,953	5,934
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,685	3,600
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	6	7
		83,888
Commercial Mortgage-Backed Securities 0.2%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (b)	8,250	7,977
Series 2017-FA-M5, REMIC, 2.66%, (1M US LIBOR +/- MBS Spread), 04/25/24 (b)	1,164	1,177
Series 2017-FA-M13, REMIC, 2.56%, (1M US LIBOR +/- MBS Spread), 10/25/24 (b)	3,019	3,016
		12,170
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18 - 03/01/19	3	3
4.00%, 09/01/26 - 07/01/41	280	286
7.00%, 11/01/30 - 06/01/31	25	27
2.50%, 12/01/31 - 01/01/32	4,838	4,670
TBA, 3.00%, 10/15/32 (k)	14,665	14,451
6.00%, 12/01/39	588	647
3.00%, 11/01/46 - 01/01/47	111,675	107,018
TBA, 5.50%, 10/15/47 (k)	2,400	2,558
3.00%, 09/01/46 - 12/01/47	57,282	54,869
3.50%, 08/01/47 - 08/01/48	161,875	159,451
Federal National Mortgage Association
2.47%, 05/01/25	2,697	2,568
2.68%, 05/01/25	5,190	4,986
2.81%, 07/01/25	6,000	5,802
2.99%, 10/01/25	1,820	1,778
3.09%, 10/01/25	882	868
2.49%, 12/01/26	6,244	5,856
2.89%, 12/01/26	5,678	5,437
3.00%, 05/01/27 - 02/01/45	16,245	15,627
7.50%, 09/01/29	6	6
2.00%, 11/01/31 - 12/01/31	1,893	1,777
2.50%, 05/01/30 - 01/01/32	5,379	5,197
TBA, 3.00%, 10/15/32 - 10/15/47 (k)	18,450	17,731
7.00%, 10/01/33	15	17
5.50%, 03/01/38	226	245
6.50%, 10/01/38 - 10/01/39	151	167
4.50%, 09/01/23 - 11/01/44	5,014	5,207
5.00%, 07/01/40	241	255
4.00%, 09/01/26 - 02/01/46	21,225	21,529
3.00%, 10/01/46	16,309	15,641
TBA, 2.50%, 10/15/32 - 10/15/47 (k)	7,850	7,536
TBA, 4.00%, 10/15/47 (k)	13,075	13,203
TBA, 5.00%, 10/15/47 (k)	20,600	21,626
TBA, 5.50%, 10/15/47 (k)	8,800	9,399
3.50%, 03/01/26 - 12/01/47	21,012	20,699
TBA, 3.50%, 10/15/32 - 10/15/48 (k)	63,836	63,022
Government National Mortgage Association
6.50%, 04/15/26	9	9
5.50%, 11/15/32 - 02/15/36	66	71
7.00%, 01/15/33 - 05/15/33	13	15
5.00%, 06/20/33 - 06/15/39	2,657	2,827
6.00%, 02/15/24 - 04/15/40	3,855	4,250
4.50%, 06/15/40 - 05/15/42	913	955
4.00%, 01/15/41 - 12/20/44	1,128	1,152
TBA, 4.00%, 10/15/47 (k)	37,650	38,283
TBA, 4.50%, 10/15/47 (k)	11,125	11,497
	Shares/Par[1]	Value ($)
TBA, 5.50%, 10/15/47 (k)	3,000	3,214
		652,432
Municipal 1.0%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	1,956
Chicago Transit Authority
6.30%, 12/01/21	4,095	4,278
6.90%, 12/01/40	4,230	5,376
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	727
6.40%, 01/01/40	440	565
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,291
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,193
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,775
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	694
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	3,300	3,497
4.93%, 04/15/45	2,900	3,115
Long Island Power Authority
3.63%, 09/01/22	2,860	2,834
Maryland Transportation Authority
5.89%, 07/01/43	270	335
Massachusetts School Building Authority
5.72%, 08/15/39	500	597
Metropolitan Transportation Authority
7.34%, 11/15/39	75	107
6.09%, 11/15/40	405	504
6.81%, 11/15/40	250	330
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,587	3,052
6.66%, 04/01/57	975	1,154
New Jersey Economic Development Authority
3.88%, 06/15/19	885	889
New York State Thruway Authority
5.88%, 04/01/30	840	975
New York State Urban Development Corp.
2.10%, 03/15/22	7,770	7,613
North Texas Tollway Authority
6.72%, 01/01/49	850	1,195
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	443
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	125
San Jose Redevelopment Agency Successor Agency
3.38%, 08/01/34	1,880	1,741
State of California
7.35%, 11/01/39	5,665	7,956
7.63%, 03/01/40	85	124
State of Connecticut
2.99%, 01/15/23	7,285	7,073
State of Illinois
5.10%, 06/01/33	12,055	11,570
University of California
4.60%, 05/15/31	940	997
6.55%, 05/15/48	1,770	2,318
6.58%, 05/15/49	800	1,049
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,165
		78,613
Sovereign 0.6%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,532
2.13%, 06/01/20	3,834	3,774
Korea Development Bank
2.50%, 03/11/20 (f)	3,500	3,446
Qatar Government International Bond
5.25%, 01/20/20 (c)	7,215	7,404
2.38%, 06/02/21 (c)	15,435	15,010

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.88%, 04/23/23 (c)	5,700	5,742
5.10%, 04/23/48 (c)	2,360	2,450
Saudi Arabia Government International Bond
2.38%, 10/26/21 (c)	1,845	1,780
2.88%, 03/04/23 (c)	5,015	4,840
4.00%, 04/17/25 (c)	3,390	3,393
		52,371
Treasury Inflation Indexed Securities 1.3%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (l)	78,703	75,173
0.50%, 01/15/28 (l)	29,607	28,432
		103,605
U.S. Treasury Securities 3.3%
U.S. Treasury Bond
2.88%, 05/15/43 - 08/15/45	31,824	30,034
3.38%, 05/15/44	15,335	15,807
2.50%, 02/15/45 - 05/15/46	53,200	46,445
3.00%, 11/15/44 - 08/15/48	13,785	13,275
2.75%, 08/15/47	15,195	13,911
2.75%, 11/15/47 (m)	45,559	41,694
3.13%, 08/15/44 - 05/15/48	15,805	15,594
U.S. Treasury Note
1.63%, 11/30/20	23,900	23,291
1.75%, 06/30/22 (f)	2,300	2,205
1.88%, 09/30/22	10,000	9,605
2.13%, 12/31/22	15,915	15,400
2.50%, 03/31/23	5,160	5,065
2.63%, 06/30/23	19,065	18,797
2.25%, 08/15/27	500	469
2.75%, 02/15/28	12,445	12,138
2.88%, 05/15/28	3,495	3,443
		267,173
Total Government And Agency Obligations (cost $1,275,365)		1,250,252
SHORT TERM INVESTMENTS 6.0%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (n) (o)	464,990	464,990
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (n) (o)	21,660	21,660
Total Short Term Investments (cost $486,650)		486,650
Total Investments 102.5% (cost $7,257,534)		8,268,228
Total Forward Sales Commitments (0.1)% (proceeds $4,553)		(4,541)
Other Derivative Instruments 0.0%		69
Other Assets and Liabilities, Net (2.4)%		(195,953)
Total Net Assets 100.0%		8,067,803

(a) Non-income producing security.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $648,364 and 8.0%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(f) All or portion of the security was on loan.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Convertible security.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $203,197.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 10/15/47 (a)	(4,400)	(4,541)
Total Government And Agency Obligations (proceeds $4,553)		(4,541)
Total Forward Sales Commitments (0.1%) (proceeds $4,553)		(4,541)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $4,553.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 5-Year	1,260	December 2018	142,735	69	(1,015)
Ultra 10-Year U.S. Treasury Note	(1,220)	December 2018	(155,708)	—	1,988
				69	973

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 26.5%
U.S. Government Agency Obligations 17.8%
Federal Farm Credit Bank
2.34%, (3M US Treasury Bill + 0.15%), 04/12/19 (a) (b)	3,200	3,201
2.15%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	3,000	3,000
2.29%, (3M US Treasury Bill + 0.10%), 06/27/19 - 07/03/19 (a) (b)	22,720	22,720
2.28%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	17,675	17,675
2.18%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	8,175	8,175
2.26%, (3M US Treasury Bill + 0.10%), 09/20/19 (a) (b)	10,000	10,000
2.27%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	10,000	10,000
Federal Home Loan Bank
2.08%, (1M US LIBOR - 0.13%), 10/24/18 (a) (b)	27,000	27,000
2.13%, (3M US LIBOR - 0.21%), 10/26/18 (a) (b)	2,230	2,230
2.13%, (1M US LIBOR - 0.13%), 10/30/18 (a) (b)	24,500	24,500
1.96%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	8,500	8,500
1.93%, (3M US LIBOR - 0.39%), 11/20/18 (a) (b)	12,400	12,400
2.02%, (1M US LIBOR - 0.14%), 01/17/19 (a) (b)	20,000	20,000
2.02%, (3M US LIBOR - 0.31%), 03/08/19 (a) (b)	12,750	12,750
2.00%, (3M US LIBOR - 0.33%), 03/15/19 (a) (b)	18,000	18,000
2.18%, (3M US LIBOR - 0.16%), 07/05/19 (a) (b)	2,285	2,287
		202,438
U.S. Treasury Securities 8.7%
U.S. Treasury Note
2.36%, (3M US Treasury Bill + 0.17%), 10/31/18 (a)	37,500	37,500
2.26%, (3M US Treasury Bill + 0.07%), 04/30/19 (a)	25,500	25,502
2.25%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	16,000	16,000
2.24%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	20,000	20,000
		99,002
Total Government And Agency Obligations (cost $301,440)		301,440
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 61.5%
Repurchase Agreements 20.5%
Repurchase Agreements (c)		232,900
Treasury Securities 20.2%
U.S. Treasury Bill
2.03%, 11/01/18 (d)	22,500	22,461
2.10%, 12/20/18 (d)	48,000	47,779
2.08%, 12/27/18 (d)	35,000	34,826
2.16%, 01/24/19 (d)	23,000	22,844
2.19%, 01/31/19 (d)	31,344	31,114
2.22%, 02/14/19 (d)	22,500	22,314
2.32%, 03/21/19 (d)	20,000	19,783
2.41%, 08/15/19 (d)	28,300	27,707
		228,828
U.S. Government Agency Obligations 20.8%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (d)	7,600	7,473
Federal Home Loan Bank
1.93%, 10/03/18 (b) (d)	17,250	17,248
1.97%, 10/10/18 (b) (d)	34,475	34,458
1.97%, 10/12/18 (b) (d)	11,500	11,493
2.03%, 10/17/18 (b) (d)	29,178	29,152
1.99%, 10/19/18 (b) (d)	17,028	17,011
2.14%, 10/26/18 (b) (d)	11,450	11,433
2.01%, 11/02/18 (b) (d)	16,544	16,515
2.04%, 11/07/18 (b) (d)	11,214	11,191
2.09%, 11/14/18 (b) (d)	39,775	39,673
2.15%, 11/23/18 (b) (d)	16,987	16,933
2.15%, 12/19/18 (b) (d)	16,958	16,878
2.31%, 03/20/19 (b) (d)	7,333	7,253
		236,711
Total Short Term Investments (cost $698,439)		698,439
Total Investments 88.0% (cost $999,879)		999,879
Other Assets and Liabilities, Net 12.0%		135,838
Total Net Assets 100.0%		1,135,717

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-2.00%, due 09/30/18-10/31/22	5,452	5,304	2.20	09/28/18	10/01/18	5,201	5,200	5,200
BNP	Government National Mortgage Association, 3.00-3.50%, due 03/20/46-07/20/48	523	528
	Federal National Mortgage Association, 3.78-4.00%, due 11/01/38-09/01/48	24,662	24,985
	Federal Home Loan Mortgage Corp., 3.00-5.50%, due 02/01/24-01/01/43	4,191	4,067
		29,376	29,580	2.24	09/28/18	10/01/18	29,005	29,000	29,000
BOA	Federal Home Loan Mortgage Corp., 4.13%, due 10/11/33	8,289	8,248
	Federal Farm Credit Bank, 3.00%, due 09/05/29	1,753	1,646
		10,042	9,894	2.27	09/28/18	10/01/18	9,702	9,700	9,700
DUB	Federal Home Loan Bank, 1.38%, due 09/28/20	67,115	65,176
	Federal Farm Credit Bank, 2.03%, due 07/09/20	3,673	3,674
		70,788	68,850	2.25	09/28/18	10/01/18	67,513	67,500	67,500
GSC	Federal National Mortgage Association, 2.50-4.00%, due 06/01/33-12/01/47	23,137	22,087
	Federal Home Loan Mortgage Corp., 2.50-4.00%, due 12/01/32-12/01/40	18,752	18,713
		41,889	40,800	2.19	09/28/18	10/05/18	40,017	40,000	40,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
GSC	Federal Home Loan Mortgage Corp., 3.00%, due 08/01/33	10,838	10,710	2.21	09/28/18	10/01/18	10,502	10,500	10,500
	Federal National Mortgage Association, 2.16-10.99%, due 03/01/20-09/01/48	40,037	40,560
	Federal Home Loan Mortgage Corp., 3.00-10.50%, due 10/15/2018-08/01/23	235	240
		40,272	40,800	2.11	09/26/18	10/03/18	40,016	40,000	40,000
GSC	Federal National Mortgage Association, 3.00-6.00%, due 08/01/26-12/01/47	18,496	18,702
	Federal Home Loan Mortgage Corp., 3.00-6.50%, due 02/01/24-03/01/47	11,764	11,898
		30,260	30,600	2.08	09/24/18	10/01/18	30,012	30,000	30,000
JPM	U.S. Treasury Note, 0.00-2.75%, due 05/23/19-07/31/23	512	510	2.22	09/28/18	10/01/18	500	500	500
RBC	Federal National Mortgage Association, 2.38-4.71%, due 07/01/21-12/01/27	508	510
	Federal Home Loan Mortgage Corp., 3.50%, due 09/01/48	1	1
		509	511	2.23	09/28/18	10/01/18	500	500	500
									$232,900

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.1%
Communication Services 5.6%
Comcast Corp. - Class A	1,043	36,924
Verizon Communications Inc.	671	35,812
Viacom Inc. - Class B	302	10,209
		82,945
Consumer Discretionary 6.2%
Hilton Worldwide Holdings Inc.	220	17,745
Home Depot Inc.	77	16,048
Newell Brands Inc.	357	7,251
Norwegian Cruise Line Holdings Ltd. (a)	223	12,805
Qurate Retail Group Inc. - Class A (a)	718	15,937
Skechers U.S.A. Inc. - Class A (a)	239	6,666
TJX Cos. Inc.	139	15,604
		92,056
Consumer Staples 6.0%
British American Tobacco Plc	211	9,847
Kraft Heinz Foods Co.	213	11,742
Mondelez International Inc. - Class A	383	16,449
Philip Morris International Inc.	307	25,039
Unilever NV - ADR	224	12,454
US Foods Holding Corp. (a)	452	13,925
		89,456
Energy 12.0%
Canadian Natural Resources Ltd.	572	18,672
Chevron Corp.	353	43,104
Concho Resources Inc. (a)	106	16,263
EOG Resources Inc.	228	29,108
Exxon Mobil Corp.	229	19,486
Halliburton Co.	409	16,556
Occidental Petroleum Corp.	247	20,292
Pioneer Natural Resources Co.	86	15,050
		178,531
Financials 23.5%
American International Group Inc.	270	14,376
Bank of America Corp.	1,330	39,192
BlackRock Inc.	31	14,729
Chubb Ltd.	159	21,210
Citigroup Inc.	561	40,256
Goldman Sachs Group Inc.	73	16,379
Intact Financial Corp.	170	14,175
Invesco Ltd.	581	13,290
JPMorgan Chase & Co.	562	63,421
M&T Bank Corp.	118	19,455
Marsh & McLennan Cos. Inc.	217	17,918
MetLife Inc.	305	14,237
PNC Financial Services Group Inc.	201	27,333
Wells Fargo & Co.	652	34,255
		350,226
Health Care 15.0%
Allergan Plc	98	18,686
Anthem Inc.	55	15,026
AstraZeneca Plc - ADR (b)	440	17,391
Bristol-Myers Squibb Co.	322	19,962
Eli Lilly & Co.	207	22,213
Koninklijke Philips Electronics NV - NYRS	387	17,621

	Shares/Par[1]	Value ($)
Medtronic Plc	276	27,103
Merck & Co. Inc.	438	31,102
Roche Holding AG	83	20,195
UnitedHealth Group Inc.	65	17,367
Zimmer Biomet Holdings Inc.	137	17,984
		224,650
Industrials 8.7%
Caterpillar Inc.	124	18,875
Eaton Corp. Plc	229	19,882
Fortune Brands Home & Security Inc.	315	16,501
Ingersoll-Rand Plc	151	15,440
Lockheed Martin Corp.	45	15,624
Union Pacific Corp.	119	19,302
United Technologies Corp.	175	24,485
		130,109
Information Technology 11.4%
Analog Devices Inc.	169	15,641
Cisco Systems Inc.	829	40,344
Cognizant Technology Solutions Corp. - Class A	164	12,641
Intel Corp.	662	31,310
Maxim Integrated Products Inc.	259	14,631
NetApp Inc.	203	17,478
Nokia Oyj - ADR (b)	2,694	15,033
QUALCOMM Inc.	324	23,371
		170,449
Materials 4.0%
DowDuPont Inc.	429	27,560
FMC Corp.	180	15,652
International Paper Co.	349	17,169
		60,381
Real Estate 3.0%
Brixmor Property Group Inc.	506	8,860
Crown Castle International Corp.	165	18,324
Park Hotels & Resorts Inc.	535	17,563
		44,747
Utilities 3.7%
Dominion Energy Inc.	113	7,915
Edison International	202	13,705
Eversource Energy	333	20,456
NextEra Energy Inc.	76	12,768
		54,844
Total Common Stocks (cost $1,129,860)		1,478,394
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	15,983	15,983
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	913	913
Total Short Term Investments (cost $16,896)		16,896
Total Investments 100.2% (cost $1,146,756)		1,495,290
Other Assets and Liabilities, Net (0.2)%		(2,710)
Total Net Assets 100.0%		1,492,580

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SGD - Singapore Dollar
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CAD - Canadian Dollar	GBP - British Pound	NGN - Nigerian Naira	TWD - Taiwan Dollar
CHF - Swiss Franc	GHS - Ghanaian Cedi	NOK - Norwegian Krone	USD - United States Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	UYU - Uruguayan Peso
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso
COP - Colombian Peso	ILS - Israeli New Shekel	PLN - Polish Zloty
CZK - Czech Republic Korunas	INR - Indian Rupee	RUB - Russian Ruble
DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	HIBOR - Hong Kong Interbank Offered Rate
ABS – Asset-Backed Security	iTraxx - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ADS - American Depositary Share	KCBT - Kansas City Board of Trade
ASX - Australian Stock Exchange	KOSPI - Korea Composite Stock Price Index
AU - Australia	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LME - London Metal Exchange
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDI - Chess Depositary Interest	MIBOR - Mumbai Interbank Offered Rate
CDO - Collateralized Debt Obligation	MICEX - Moscow Interbank Currency Exchange Index
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	NIBOR - Norway Interbank Offered Rate
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depositary Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	OAO - Russian Open Joint Stock Company
CMT - Chartered Market Technician	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OJSC - Open Joint Stock Company
CVA - Commanditaire Vennootschap op Aandelen	OMX - Option Market Index
EAFE - Europe, Australia and Far East	PRIBOR - Czech Interbank Offered Rate
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	RTS - Russian Trading System
with a term of 8.5 to 10.5 years	SDR - Swedish Depositary Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 24 to 35 years	SGX - Singapore Exchange
Euro-BTP - debt instrument issued by the Republic of Italy	SPDR - Standard & Poor's Depositary Receipt
with a term of 2 to 11 years	SPI - Schedule Performance Index
Euro-OAT - debt instrument issued by the Republic of France	STIBOR - Stockholm Interbank Offered Rate
with a term of 8.5 to 10.5 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	TBD - To Be Determined
with a term of 1.75 to 2.25 years	TELBOR - Tel Aviv Interbank Offered Rate
EU - European Union	UFJ - United Financial of Japan
FDR - Fiduciary Depositary Receipt	ULSD - Ultra-low sulfur diesel
FTSE - Financial Times and the London Stock Exchange	US - United States
FX - Foreign Exchange	WIBOR - Poland Warsaw Interbank Offered Rate
GB - United Kingdom	WTI - West Texas Intermediate
GDR - Global Depositary Receipt

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SGA – SG Americas Securities LLC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Societe Generale Bannon LLC
BMO - BMO Capital Markets Corp.	GSI - Goldman Sachs International	SSB - State Street Brokerage Services, Inc.
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	TDB - Toronto-Dominion Bank
BNY – BNY Capital Markets	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	WBC - Westpac Banking Corp.
CCI – Citicorp Securities Inc.	MLP - Merrill Lynch Professional Clearing Corp.
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

CIB - Canadian Imperial Bank of Commerce	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RBS - Royal Bank of Scotland

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

"-” Amount rounds to less than one thousand or 0.05%.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Funds' Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2018. The following table details the investments held during the period ended September 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/AB Dynamic Asset Allocation Fund	1,129	12,673	12,680	15	1,122	3.1
JNL/AQR Large Cap Relaxed Constraint Equity Fund	10,017	148,595	149,846	95	8,766	1.5
JNL/AQR Managed Futures Strategy Fund	122,472	67,404	112,097	1,293	77,779	26.5
JNL/BlackRock Global Allocation Fund	—	9,300	9,300	—	—	—
JNL/BlackRock Global Natural Resources Fund	13,984	195,724	207,217	84	2,491	0.3
JNL/BlackRock Large Cap Select Growth Fund	1,453	783,834	775,314	600	9,973	0.3
JNL/Boston Partners Global Long Short Equity Fund	—	250,328	238,719	158	11,609	2.3
JNL/Causeway International Value Select Fund	49,650	243,847	252,176	520	41,321	2.4
JNL/ClearBridge Large Cap Growth Fund	13,225	116,964	102,730	209	27,459	4.4
JNL/Crescent High Income Fund	9,431	232,157	211,788	225	29,800	4.9
JNL/DFA U.S. Core Equity Fund	908	69,350	68,307	32	1,951	0.2
JNL/DoubleLine Core Fixed Income Fund	71,808	957,649	979,434	465	50,023	1.4
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,952	164,223	166,727	108	3,448	0.6
JNL/DoubleLine Shiller Enhanced CAPE Fund	172,413	545,170	615,415	1,514	102,168	6.1
JNL/First State Global Infrastructure Fund	22,042	494,779	494,912	319	21,909	2.4
JNL/FPA + DoubleLine Flexible Allocation Fund	45,046	746,134	722,250	455	68,930	3.7
JNL/Franklin Templeton Global Fund	42,938	119,428	128,684	418	33,682	3.5
JNL/Franklin Templeton Global Multisector Bond Fund	119,176	844,060	575,639	3,338	387,597	23.2
JNL/Franklin Templeton Income Fund	172,927	690,340	714,369	1,718	148,898	6.3
JNL/Franklin Templeton International Small Cap Fund	32,631	84,746	104,049	309	13,328	1.9
JNL/Franklin Templeton Mutual Shares Fund	68,885	177,890	186,239	837	60,536	5.4
JNL/Goldman Sachs Core Plus Bond Fund	57,000	782,285	836,100	859	3,185	0.3
JNL/Goldman Sachs Emerging Markets Debt Fund	500	215,139	186,471	149	29,168	10.3
JNL/GQG Emerging Markets Equity Fund	8,056	272,555	256,888	158	23,723	4.9
JNL/Harris Oakmark Global Equity Fund	56,264	163,743	208,066	273	11,941	1.3
JNL/Heitman U.S. Focused Real Estate Fund	—	146,566	144,898	20	1,668	1.2
JNL/Invesco China-India Fund	29,736	104,439	132,903	43	1,272	0.2
JNL/Invesco Diversified Dividend Fund	41,368	75,050	61,501	575	54,917	9.1
JNL/Invesco Global Real Estate Fund	19,118	256,598	266,436	118	9,280	0.6
JNL/Invesco International Growth Fund	106,195	224,898	304,740	790	26,353	2.2
JNL/Invesco Small Cap Growth Fund	45,354	308,471	284,720	735	69,105	3.1
JNL/JPMorgan Hedged Equity Fund	—	30,378	28,512	3	1,866	6.1
JNL/JPMorgan MidCap Growth Fund	75,874	526,953	521,361	797	81,466	3.6
JNL/JPMorgan U.S. Government & Quality Bond Fund	69,010	268,582	321,185	481	16,407	1.6
JNL/Lazard Emerging Markets Fund	12,343	144,685	116,206	325	40,822	5.1
JNL/Loomis Styles Global Growth Fund	—	265,198	264,495	34	703	0.3
JNL/Mellon Capital Consumer Staples Sector Fund	193	18,937	18,650	5	480	1.3
JNL/Mellon Capital Emerging Markets Index Fund	22,088	205,313	212,317	212	15,084	1.3
JNL/Mellon Capital European 30 Fund	—	33,508	33,266	7	242	0.1
JNL/Mellon Capital Industrials Sector Fund	251	38,274	38,255	6	270	0.7
JNL/Mellon Capital Materials Sector Fund	312	51,977	52,157	9	132	0.6
JNL/Mellon Capital Pacific Rim 30 Fund	324	48,379	46,528	14	2,175	0.8
JNL/Mellon Capital Real Estate Sector Fund	77	29,373	28,919	5	531	1.6
JNL/Mellon Capital S&P 500 Index Fund	179,483	412,666	513,238	730	78,911	1.0
JNL S&P 500 Index Fund	63	18,037	17,924	4	176	0.7
JNL/Mellon Capital S&P 400 MidCap Index Fund	16,716	358,772	332,510	425	42,978	1.3
JNL/Mellon Capital S&P 1500 Growth Index Fund	29	45,811	45,073	9	767	1.1
JNL/Mellon Capital S&P 1500 Value Index Fund	20	11,920	11,546	3	394	1.5
JNL/Mellon Capital Small Cap Index Fund	7,775	299,884	293,207	196	14,452	0.5
JNL/Mellon Capital International Index Fund	36,310	108,911	142,148	72	3,073	0.2
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	239	10,109	10,131	2	217	0.7
JNL/Mellon Capital Bond Index Fund	87,692	122,534	134,944	955	75,282	6.8
JNL/Mellon Capital Utilities Sector Fund	—	15,010	13,925	4	1,085	1.4
JNL/MFS Mid Cap Value Fund	16,584	138,752	136,284	147	19,052	1.3
JNL/Morningstar Wide Moat Index Fund	—	274,232	273,444	27	788	0.3
JNL Multi-Manager Alternative Fund	266,872	948,474	911,588	3,400	303,758	25.8
JNL Multi-Manager International Small Cap Fund	—	285,436	273,914	82	11,522	4.2
JNL Multi-Manager Mid Cap Fund	29,934	289,309	245,942	231	73,301	7.0
JNL Multi-Manager Small Cap Growth Fund	34,196	563,899	533,636	609	64,459	2.8
JNL Multi-Manager Small Cap Value Fund	24,398	276,899	278,906	300	22,391	1.7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Neuberger Berman Strategic Income Fund	2,144	301,501	235,727	67	67,918	9.3
JNL/Oppenheimer Emerging Markets Innovator Fund	24,366	220,730	211,391	311	33,705	6.4
JNL/Oppenheimer Global Growth Fund	74,260	308,457	331,690	417	51,027	1.9
JNL/PPM America Floating Rate Income Fund	57,804	391,019	389,994	777	58,829	3.5
JNL/PPM America High Yield Bond Fund	34,304	538,381	542,533	501	30,152	1.4
JNL/PPM America Mid Cap Value Fund	1,621	76,826	74,242	28	4,205	0.6
JNL/PPM America Small Cap Value Fund	11,913	143,061	153,461	46	1,513	0.2
JNL/PPM America Total Return Fund	29,655	370,735	360,606	296	39,784	3.4
JNL/PPM America Value Equity Fund	1,785	22,327	22,917	8	1,195	0.5
JNL/S&P Competitive Advantage Fund	1,276	197,265	190,496	54	8,045	0.3
JNL/S&P Dividend Income & Growth Fund	13,107	203,740	213,344	44	3,503	0.1
JNL/S&P International 5 Fund	231	7,522	7,457	3	296	0.7
JNL/S&P Intrinsic Value Fund	4,728	155,108	153,581	62	6,255	0.2
JNL/S&P Mid 3 Fund	1,338	23,587	24,150	6	775	0.3
JNL/S&P Total Yield Fund	5,376	129,410	131,288	50	3,498	0.2
JNL/Scout Unconstrained Bond Fund	105,814	229,403	334,858	320	359	0.1
JNL/T. Rowe Price Established Growth Fund	6,000	146,934	150,767	53	2,167	—
JNL/T. Rowe Price Managed Volatility Balanced Fund	—	577,514	573,614	76	3,900	0.7
JNL/T. Rowe Price Mid-Cap Growth Fund	3,809	127,387	126,269	54	4,927	0.1
JNL/T. Rowe Price Short-Term Bond Fund	2,000	114,100	107,100	40	9,000	0.6
JNL/T. Rowe Price Value Fund	3,831	121,645	121,863	46	3,613	0.1
JNL/Vanguard Growth ETF Allocation Fund	552	107,881	106,395	24	2,038	0.8
JNL/Vanguard Moderate ETF Allocation Fund	1,017	52,424	53,023	12	418	0.3
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,019	74,569	73,417	19	2,171	1.0
JNL/Westchester Capital Event Driven Fund	15,455	145,300	158,823	77	1,932	0.9
JNL/WMC Balanced Fund	519,298	915,377	969,685	4,488	464,990	5.8
JNL/WMC Value Fund	46,407	158,613	189,037	255	15,983	1.1

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	47,453	1,104,267	1,134,160	845	17,560	0.2
JNL/T. Rowe Price Managed Volatility Balanced Fund	—	113,072	38,252	243	74,820	13.3
JNL/T. Rowe Price Mid-Cap Growth Fund	271,264	648,649	526,423	4,864	393,490	6.6
JNL/T. Rowe Price Short-Term Bond Fund	1,816	328,257	283,148	102	46,925	3.0
JNL/T. Rowe Price Value Fund	22,537	942,871	947,026	269	18,382	0.4

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. and State Street Bank in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2018.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). The JNL Securities Lending Collateral Fund is only offered to the Funds and JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2018 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AB Dynamic Asset Allocation Fund
Assets - Securities
Investment Companies	30,383	—	—	—	30,383
Short Term Investments	8,762	4,494	—	—	13,256
	39,145	4,494	—	—	43,639
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	131	—	—	—	131
Open Forward Foreign Currency Contracts	—	87	—	—	87
OTC Interest Rate Swap Agreements	—	4	—	—	4
	131	91	—	—	222
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(121)	—	—	—	(121)
Open Forward Foreign Currency Contracts	—	(34)	—	—	(34)
OTC Total Return Swap Agreements	—	(68)	—	—	(68)
	(121)	(102)	—	—	(223)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	727,277	—	—	—	727,277
Short Term Investments	10,525	—	—	—	10,525
	737,802	—	—	—	737,802
Liabilities - Securities
Common Stocks	(166,023)	—	—	—	(166,023)
	(166,023)	—	—	—	(166,023)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	16	—	—	—	16
	16	—	—	—	16
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	137,611	133,758	—	—	271,369
	137,611	133,758	—	—	271,369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	11,450	—	—	—	11,450
Open Forward Foreign Currency Contracts	—	2,628	—	—	2,628
OTC Total Return Swap Agreements	—	1,924	—	—	1,924
	11,450	4,552	—	—	16,002
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,288)	—	—	—	(2,288)
Open Forward Foreign Currency Contracts	—	(3,576)	—	—	(3,576)
OTC Total Return Swap Agreements	—	(111)	—	—	(111)
	(2,288)	(3,687)	—	—	(5,975)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Trust Preferreds	7,139	—	—	—	7,139
Common Stocks
Communication Services	246,907	110,917	—	—	357,824
Consumer Discretionary	127,439	142,002	—	—	269,441
Consumer Staples	65,854	94,818	—	—	160,672
Energy	163,020	68,483	979	—	232,482
Financials	210,406	64,312	—	—	274,718
Health Care	266,897	118,666	—	—	385,563
Industrials	49,048	161,979	—	—	211,027
Information Technology	243,678	38,878	3	—	282,559
Materials	58,001	73,574	—	—	131,575
Real Estate	6,973	54,334	—	—	61,307
Utilities	42,539	29,919	—	—	72,458
Preferred Stocks	16,707	888	20,535	—	38,130
Corporate Bonds And Notes	—	175,833	110	—	175,943
Senior Loan Interests	—	5,363	—	—	5,363
Government And Agency Obligations	—	977,422	—	—	977,422
Investment Companies	43,239	—	—	—	43,239
Short Term Investments	37,208	149,306	—	—	186,514
	1,585,055	2,266,694	21,627	—	3,873,376
Liabilities - Securities
Common Stocks	(19,185)	(9,474)	—	—	(28,659)
Preferred Stocks	(176)	—	—	—	(176)
	(19,361)	(9,474)	—	—	(28,835)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	103	—	—	—	103
Centrally Cleared Interest Rate Swap Agreements	—	1,260	—	—	1,260
OTC Purchased Options	—	14,996	—	—	14,996
Open Forward Foreign Currency Contracts	—	1,512	—	—	1,512
OTC Cross-Currency Swap Agreements	—	2,553	—	—	2,553
OTC Total Return Swap Agreements	—	2,178	—	—	2,178
	103	22,499	—	—	22,602
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,769)	—	—	—	(1,769)
Centrally Cleared Interest Rate Swap Agreements	—	(5,629)	—	—	(5,629)
Exchange Traded Written Options	(210)	—	—	—	(210)
OTC Written Options	—	(23,325)	—	—	(23,325)
Open Forward Foreign Currency Contracts	—	(1,376)	—	—	(1,376)
	(1,979)	(30,330)	—	—	(32,309)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
Australia	—	23,346	5,689	—	29,035
Belgium	—	5,893	—	—	5,893
Brazil	34,339	—	—	—	34,339
Canada	180,119	—	—	—	180,119
China	—	11,814	—	—	11,814
France	—	45,890	—	—	45,890
Ireland	—	21,159	—	—	21,159
Jersey	10,358	—	—	—	10,358
Luxembourg	—	21,549	—	—	21,549
Netherlands	—	45,395	—	—	45,395
Norway	—	7,842	—	—	7,842
Russian Federation	3,755	—	—	—	3,755
Switzerland	—	29,726	—	—	29,726
United Kingdom	—	115,521	—	—	115,521
United States of America	216,803	—	—	—	216,803
Short Term Investments	42,818	—	—	—	42,818
	488,192	328,135	5,689	—	822,016

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,694,731	103,569	—	—	3,798,300
Preferred Stocks	—	—	7,228	—	7,228
Short Term Investments	22,708	—	—	—	22,708
	3,717,439	103,569	7,228	—	3,828,236
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks	328,997	158,603	—	—	487,600
Preferred Stocks	3,690	—	—	—	3,690
Short Term Investments	12,852	—	—	—	12,852
	345,539	158,603	—	—	504,142
Liabilities - Securities
Common Stocks
Communication Services	(1,277)	(1,905)	—	—	(3,182)
Consumer Discretionary	(24,174)	(9,169)	—	—	(33,343)
Consumer Staples	(3,099)	(9,253)	—	—	(12,352)
Energy	(18,108)	(1,388)	—	—	(19,496)
Financials	(13,978)	(12,847)	—	—	(26,825)
Health Care	(4,669)	(7,513)	—	—	(12,182)
Industrials	(23,975)	(17,774)	—	—	(41,749)
Information Technology	(21,197)	(8,708)	—	—	(29,905)
Materials	(16,194)	(10,443)	—	—	(26,637)
Real Estate	(1,577)	—	—	—	(1,577)
Utilities	—	(3,210)	—	—	(3,210)
	(128,248)	(82,210)	—	—	(210,458)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	—	11
OTC Contracts for Difference	—	172	—	—	172
	—	183	—	—	183
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(1,849)	—	—	—	(1,849)
OTC Written Options	—	(569)	—	—	(569)
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
OTC Contracts for Difference	—	(629)	—	—	(629)
	(1,849)	(1,199)	—	—	(3,048)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	170,379	1,406,398	—	—	1,576,777
Preferred Stocks	74,538	—	—	—	74,538
Short Term Investments	46,549	—	—	—	46,549
	291,466	1,406,398	—	—	1,697,864
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	9	—	—	9
	—	9	—	—	9
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	604,228	—	—	—	604,228
Short Term Investments	29,104	—	—	—	29,104
	633,332	—	—	—	633,332
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	456,017	—	—	456,017
Senior Loan Interests[3]	—	105,866	12,624	—	118,490
Other Equity Interests	—	—	—	—	—
Short Term Investments	63,533	—	—	—	63,533
	63,533	561,883	12,624	—	638,040
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,218,522	—	—	—	1,218,522
Rights	—	—	6	—	6
Short Term Investments	14,327	—	—	—	14,327
	1,232,849	—	6	—	1,232,855
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	817,713	17,113	—	834,826
Corporate Bonds And Notes	—	890,158	—	—	890,158
Senior Loan Interests[3]	—	179,049	3,564	—	182,613
Government And Agency Obligations	—	1,582,949	—	—	1,582,949
Other Equity Interests	—	—	—	—	—
Short Term Investments	76,775	9,801	—	—	86,576
	76,775	3,479,670	20,677	—	3,577,122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	463,044	—	—	463,044
Government And Agency Obligations	—	88,295	—	—	88,295
Short Term Investments	23,687	—	—	—	23,687
	23,687	551,339	—	—	575,026
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	706,053	20,396	—	726,449
Corporate Bonds And Notes	—	225,456	—	—	225,456
Senior Loan Interests	—	129,495	2,362	—	131,857
Government And Agency Obligations	—	332,542	—	—	332,542
Short Term Investments	102,168	66,524	—	—	168,692
	102,168	1,460,070	22,758	—	1,584,996
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	102,503	—	—	102,503
	—	102,503	—	—	102,503
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(3)	—	—	(3)
	—	(3)	—	—	(3)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks	604,159	301,158	—	—	905,317
Short Term Investments	21,909	—	—	—	21,909
	626,068	301,158	—	—	927,226
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	988,321	223,204	384	—	1,211,909
Preferred Stocks	13,285	—	—	—	13,285
Non-U.S. Government Agency Asset-Backed Securities	—	225,710	6,459	—	232,169
Corporate Bonds And Notes	—	131,009	—	—	131,009
Senior Loan Interests	—	40,694	886	—	41,580
Government And Agency Obligations	—	242,690	—	—	242,690
Investment Companies	41,699	—	—	—	41,699
Short Term Investments	71,693	—	—	—	71,693
	1,114,998	863,307	7,729	—	1,986,034
Liabilities - Securities
Common Stocks	(16,995)	(65,958)	—	—	(82,953)
Preferred Stocks	(12,861)	—	—	—	(12,861)
Investment Companies	(86,188)	—	—	—	(86,188)
	(116,044)	(65,958)	—	—	(182,002)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
Canada	24,782	—	—	—	24,782
China	26,800	23,078	—	—	49,878
Denmark	—	19,200	—	—	19,200
France	—	73,270	—	—	73,270
Germany	—	52,264	—	—	52,264
Hong Kong	—	26,450	—	—	26,450
India	—	14,088	—	—	14,088
Indonesia	—	3,989	—	—	3,989
Ireland	21,118	4,583	—	—	25,701
Israel	17,093	—	—	—	17,093
Italy	—	21,749	—	—	21,749
Japan	—	43,652	—	—	43,652
Luxembourg	—	24,773	—	—	24,773
Netherlands	—	61,941	—	—	61,941
Singapore	—	18,334	—	—	18,334
South Korea	11,369	19,592	—	—	30,961
Spain	—	6,892	—	—	6,892
Sweden	—	5,936	—	—	5,936
Switzerland	—	27,857	—	—	27,857
Thailand	—	12,520	—	—	12,520
United Kingdom	—	85,053	—	—	85,053
United States of America	288,334	566	—	—	288,900
Corporate Bonds And Notes	—	4,850	—	—	4,850
Short Term Investments	50,250	—	—	—	50,250
	439,746	550,637	—	—	990,383

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	12,064	—	—	12,064
Government And Agency Obligations	—	800,769	—	—	800,769
Common Stocks	—	210	98	—	308
Warrants	—	—	—	—	—
Short Term Investments	387,597	399,074	—	—	786,671
	387,597	1,212,117	98	—	1,599,812
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	32,720	—	—	32,720
Open Forward Foreign Currency Contracts	—	39,857	—	—	39,857
	—	72,577	—	—	72,577
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(185)	—	—	(185)
Open Forward Foreign Currency Contracts	—	(3,880)	—	—	(3,880)
	—	(4,065)	—	—	(4,065)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	216,325	—	—	216,325
Common Stocks	842,502	94,778	—	—	937,280
Preferred Stocks	825	—	—	—	825
Corporate Bonds And Notes	—	810,963	—	—	810,963
Senior Loan Interests	—	86,662	—	—	86,662
Government And Agency Obligations	—	168,650	—	—	168,650
Other Equity Interests	—	—	1	—	1
Short Term Investments	256,396	—	—	—	256,396
	1,099,723	1,377,378	1	—	2,477,102
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	149,232	522,151	—	—	671,383
Preferred Stocks	1,081	—	—	—	1,081
Short Term Investments	47,523	—	—	—	47,523
	197,836	522,151	—	—	719,987
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	890,602	126,603	—	—	1,017,205
Warrants	175	—	—	—	175
Corporate Bonds And Notes	—	30,591	—	—	30,591
Senior Loan Interests	—	9,477	—	—	9,477
Other Equity Interests	—	55	10	—	65
Short Term Investments	61,267	7,979	—	—	69,246
	952,044	174,705	10	—	1,126,759
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	341	—	—	341
	—	341	—	—	341
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(288)	—	—	(288)
	—	(288)	—	—	(288)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	165,430	4,402	—	169,832
Corporate Bonds And Notes	—	320,960	—	—	320,960
Government And Agency Obligations	—	527,425	—	—	527,425
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	1,195	—	—	1,195
Common Stocks	—	—	—	—	—
Short Term Investments	15,809	—	—	—	15,809
	15,809	1,015,010	4,402	—	1,035,221
Liabilities - Securities
Government And Agency Obligations	—	(21,437)	—	—	(21,437)
	—	(21,437)	—	—	(21,437)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,169	—	—	—	1,169
Centrally Cleared Interest Rate Swap Agreements	—	1,945	—	—	1,945
Centrally Cleared Credit Default Swap Agreements	—	10	—	—	10
OTC Purchased Options	—	387	—	—	387
Open Forward Foreign Currency Contracts	—	2,138	—	—	2,138
OTC Credit Default Swap Agreements	—	16	—	—	16
	1,169	4,496	—	—	5,665
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,377)	—	—	—	(1,377)
Centrally Cleared Interest Rate Swap Agreements	—	(1,886)	—	—	(1,886)
Centrally Cleared Credit Default Swap Agreements	—	(38)	—	—	(38)
OTC Written Options	—	(264)	—	—	(264)
Open Forward Foreign Currency Contracts	—	(2,373)	—	—	(2,373)
OTC Credit Default Swap Agreements	—	(579)	—	—	(579)
	(1,377)	(5,140)	—	—	(6,517)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	319	—	—	319
Corporate Bonds And Notes	—	67,152	—	—	67,152
Government And Agency Obligations	—	149,790	—	—	149,790
Credit Linked Structured Notes	—	21,507	—	—	21,507
Common Stocks	—	26	—	—	26
Short Term Investments	34,575	3,801	—	—	38,376
	34,575	242,595	—	—	277,170
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	243	—	—	—	243
Centrally Cleared Interest Rate Swap Agreements	—	631	—	—	631
Open Forward Foreign Currency Contracts	—	1,845	—	—	1,845
OTC Interest Rate Swap Agreements	—	113	—	—	113
OTC Credit Default Swap Agreements	—	43	—	—	43
OTC Non-Deliverable Bond Forward Contracts	—	13	—	—	13
	243	2,645	—	—	2,888
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(66)	—	—	—	(66)
Centrally Cleared Interest Rate Swap Agreements	—	(357)	—	—	(357)
Centrally Cleared Credit Default Swap Agreements	—	(8)	—	—	(8)
Open Forward Foreign Currency Contracts	—	(1,273)	—	—	(1,273)
OTC Interest Rate Swap Agreements	—	(65)	—	—	(65)
OTC Credit Default Swap Agreements	—	(719)	—	—	(719)
	(66)	(2,422)	—	—	(2,488)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Participatory Notes	—	32,158	—	—	32,158
Common Stocks	87,651	336,884	—	—	424,535
Preferred Stocks	4,952	—	—	—	4,952
Short Term Investments	32,743	—	—	—	32,743
	125,346	369,042	—	—	494,388
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4	—	—	4
	—	4	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	10,879	—	—	—	10,879
France	—	58,850	—	—	58,850
Germany	—	111,197	—	—	111,197
Japan	—	26,389	—	—	26,389
Mexico	22,411	—	—	—	22,411
Netherlands	—	38,814	—	—	38,814
South Africa	—	31,488	—	—	31,488
South Korea	—	15,046	—	—	15,046
Switzerland	—	156,308	—	—	156,308
Taiwan	—	2,605	—	—	2,605
United Kingdom	51,400	56,702	—	—	108,102
United States of America	341,675	—	—	—	341,675
Short Term Investments	11,941	—	—	—	11,941
	438,306	497,399	—	—	935,705

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	288	—	—	288
	—	288	—	—	288
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	—	(4)	—	—	(4)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	139,768	—	—	—	139,768
Short Term Investments	1,668	—	—	—	1,668
	141,436	—	—	—	141,436
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	90,286	476,865	—	—	567,151
Short Term Investments	6,572	—	—	—	6,572
	96,858	476,865	—	—	573,723
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	459,556	85,984	—	—	545,540
Short Term Investments	55,049	—	—	—	55,049
	514,605	85,984	—	—	600,589
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(241)	—	—	(241)
	—	(241)	—	—	(241)
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	58,917	—	—	58,917
Brazil	6,224	—	—	—	6,224
Canada	30,638	—	—	—	30,638
Chile	1,391	—	—	—	1,391
China	—	26,096	—	—	26,096
France	—	13,507	—	—	13,507
Germany	—	71,169	—	—	71,169
Hong Kong	—	162,143	—	—	162,143
India	—	2,051	—	—	2,051
Indonesia	—	4,116	—	—	4,116
Ireland	—	4,754	—	—	4,754
Japan	—	144,613	—	—	144,613
Luxembourg	—	14,425	—	—	14,425
Malaysia	—	5,074	—	—	5,074
Malta	—	—	4	—	4
Mexico	6,927	—	—	—	6,927
Netherlands	—	24,896	—	—	24,896
Philippines	—	11,125	—	—	11,125
Singapore	—	35,324	—	—	35,324
South Africa	—	10,940	—	—	10,940
Spain	—	13,592	—	—	13,592
Sweden	—	23,566	—	—	23,566
Switzerland	—	10,226	—	—	10,226
Thailand	—	9,163	—	—	9,163
Turkey	—	642	—	—	642
United Arab Emirates	—	1,676	—	—	1,676
United Kingdom	—	57,975	—	—	57,975
United States of America	684,233	—	—	—	684,233
Short Term Investments	14,324	—	—	—	14,324
	743,737	705,990	4	—	1,449,731
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	—	11
	—	11	—	—	11
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	—	(2)	—	—	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	296,533	878,394	—	—	1,174,927
Short Term Investments	50,613	—	—	—	50,613
	347,146	878,394	—	—	1,225,540
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,190,777	—	—	—	2,190,777
Short Term Investments	85,496	—	—	—	85,496
	2,276,273	—	—	—	2,276,273
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	29,782	—	—	—	29,782
Short Term Investments	1,866	—	—	—	1,866
	31,648	—	—	—	31,648
Liabilities - Securities
Common Stocks	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
Exchange Traded Purchased Options	302	—	—	—	302
	303	—	—	—	303
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(299)	—	—	—	(299)
	(299)	—	—	—	(299)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,186,283	—	—	—	2,186,283
Short Term Investments	166,446	—	—	—	166,446
	2,352,729	—	—	—	2,352,729
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	69,964	—	—	69,964
Corporate Bonds And Notes	—	42,448	—	—	42,448
Government And Agency Obligations	—	886,914	—	—	886,914
Short Term Investments	16,634	—	—	—	16,634
	16,634	999,326	—	—	1,015,960
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	230,044	532,002	—	—	762,046
Short Term Investments	80,455	—	—	—	80,455
	310,499	532,002	—	—	842,501
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	185,213	77,394	—	—	262,607
Short Term Investments	703	—	—	—	703
	185,916	77,394	—	—	263,310
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Consumer Staples Sector Fund
Assets - Securities
Common Stocks	37,003	—	—	—	37,003
Investment Companies	58	—	—	—	58
Short Term Investments	614	10	—	—	624
	37,675	10	—	—	37,685
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4)	—	—	—	(4)
	(4)	—	—	—	(4)
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	200,080	946,300	2,254	—	1,148,634
Preferred Stocks	40,234	—	—	—	40,234
Warrants	—	1	—	—	1
Short Term Investments	21,813	1,250	—	—	23,063
	262,127	947,551	2,254	—	1,211,932

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Emerging Markets Index Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	148	—	—	—	148
	148	—	—	—	148
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	—	381,708	—	—	381,708
Preferred Stocks	—	17,329	—	—	17,329
Short Term Investments	242	144	—	—	386
	242	399,181	—	—	399,423
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	26	—	—	—	26
Open Forward Foreign Currency Contracts	—	6	—	—	6
	26	6	—	—	32
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	—	(4)	—	—	(4)
JNL/Mellon Capital Industrials Sector Fund
Assets - Securities
Common Stocks	37,170	—	—	—	37,170
Investment Companies	48	—	—	—	48
Short Term Investments	588	15	—	—	603
	37,806	15	—	—	37,821
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1)	—	—	—	(1)
	(1)	—	—	—	(1)
JNL/Mellon Capital Materials Sector Fund
Assets - Securities
Common Stocks	23,700	—	—	—	23,700
Rights	—	—	2	—	2
Short Term Investments	547	5	—	—	552
	24,247	5	2	—	24,254
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2)	—	—	—	(2)
	(2)	—	—	—	(2)
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	256,412	—	—	256,412
Investment Companies	1,439	—	—	—	1,439
Short Term Investments	2,217	204	—	—	2,421
	3,656	256,616	—	—	260,272
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	210	—	—	—	210
Open Forward Foreign Currency Contracts	—	17	—	—	17
	210	17	—	—	227
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(33)	—	—	(33)
	—	(33)	—	—	(33)
JNL/Mellon Capital Real Estate Sector Fund
Assets - Securities
Common Stocks	32,992	—	—	—	32,992
Investment Companies	3	—	—	—	3
Short Term Investments	1,092	35	—	—	1,127
	34,087	35	—	—	34,122
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(9)	—	—	—	(9)
	(9)	—	—	—	(9)
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	8,047,653	—	—	—	8,047,653
Short Term Investments	124,113	283,850	—	—	407,963
	8,171,766	283,850	—	—	8,455,616
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	184	—	—	—	184
	184	—	—	—	184
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	23,962	—	—	—	23,962
Investment Companies	610	—	—	—	610
Short Term Investments	244	9	—	—	253
	24,816	9	—	—	24,825

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL S&P 500 Index Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,159,950	—	—	—	3,159,950
Short Term Investments	132,850	2,286	—	—	135,136
	3,292,800	2,286	—	—	3,295,086
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(471)	—	—	—	(471)
	(471)	—	—	—	(471)
JNL/Mellon Capital S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	66,610	—	—	—	66,610
Investment Companies	112	—	—	—	112
Short Term Investments	1,117	15	—	—	1,132
	67,839	15	—	—	67,854
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
	1	—	—	—	1
JNL/Mellon Capital S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	25,437	—	—	—	25,437
Rights	—	—	—	—	—
Short Term Investments	540	10	—	—	550
	25,977	10	—	—	25,987
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,673,819	—	—	—	2,673,819
Rights	—	—	178	—	178
Investment Companies	38,581	—	—	—	38,581
Short Term Investments	162,489	727	—	—	163,216
	2,874,889	727	178	—	2,875,794
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(160)	—	—	—	(160)
	(160)	—	—	—	(160)
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	15,519	1,778,381	—	—	1,793,900
Preferred Stocks	10,025	2,207	—	—	12,232
Rights	3	—	—	—	3
Short Term Investments	32,423	767	—	—	33,190
	57,970	1,781,355	—	—	1,839,325
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	303	—	—	—	303
Open Forward Foreign Currency Contracts	—	86	—	—	86
	303	86	—	—	389
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(85)	—	—	(85)
	—	(85)	—	—	(85)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	30,475	—	—	—	30,475
Investment Companies	23	—	—	—	23
Short Term Investments	347	9	—	—	356
	30,845	9	—	—	30,854
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	20,913	—	—	20,913
Corporate Bonds And Notes	—	281,870	—	—	281,870
Government And Agency Obligations	—	794,340	—	—	794,340
Short Term Investments	90,894	—	—	—	90,894
	90,894	1,097,123	—	—	1,188,017
Liabilities - Securities
Government And Agency Obligations	—	(3,050)	—	—	(3,050)
	—	(3,050)	—	—	(3,050)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	76,705	—	—	—	76,705
Investment Companies	32	—	—	—	32
Short Term Investments	3,410	20	—	—	3,430
	80,147	20	—	—	80,167
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11)	—	—	—	(11)
	(11)	—	—	—	(11)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,429,242	5,638	—	—	1,434,880
Short Term Investments	37,056	—	—	—	37,056
	1,466,298	5,638	—	—	1,471,936
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	279,373	—	—	—	279,373
Short Term Investments	3,334	—	—	—	3,334
	282,707	—	—	—	282,707
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	416,701	70,290	895	—	487,886
Preferred Stocks	7,032	—	—	—	7,032
Rights	327	—	13	—	340
Warrants	371	13	7	—	391
Non-U.S. Government Agency Asset-Backed Securities	—	64,062	7,921	—	71,983
Corporate Bonds And Notes	—	222,688	—	—	222,688
Senior Loan Interests[3]	—	58,200	2,536	—	60,736
Government And Agency Obligations	—	76,958	1,066	—	78,024
Other Equity Interests	—	—	45	—	45
Investment Companies	17,740	—	—	—	17,740
Short Term Investments	304,633	579	—	—	305,212
	746,804	492,790	12,483	—	1,252,077
Liabilities - Securities
Common Stocks	(136,686)	(10,310)	(142)	—	(147,138)
Preferred Stocks	(726)	—	—	—	(726)
Investment Companies	(13,974)	—	—	—	(13,974)
	(151,386)	(10,310)	(142)	—	(161,838)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,901	—	—	—	2,901
Centrally Cleared Interest Rate Swap Agreements	—	1,958	—	—	1,958
Centrally Cleared Credit Default Swap Agreements	—	87	—	—	87
Exchange Traded Futures Options	5	—	—	—	5
Exchange Traded Purchased Options	329	1	—	—	330
OTC Purchased Options	—	243	—	—	243
Open Forward Foreign Currency Contracts	—	2,328	—	—	2,328
OTC Interest Rate Swap Agreements	—	377	—	—	377
OTC Credit Default Swap Agreements	—	17	—	—	17
OTC Contracts for Difference	—	2,275	—	—	2,275
OTC Total Return Swap Agreements	—	2,926	—	—	2,926
	3,235	10,212	—	—	13,447
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,698)	—	—	—	(3,698)
Centrally Cleared Interest Rate Swap Agreements	—	(2,797)	—	—	(2,797)
Centrally Cleared Credit Default Swap Agreements	—	(37)	—	—	(37)
Exchange Traded Futures Options	(25)	—	—	—	(25)
Exchange Traded Written Options	(472)	—	—	—	(472)
OTC Written Options	—	(274)	—	—	(274)
Open Forward Foreign Currency Contracts	—	(2,996)	—	—	(2,996)
OTC Interest Rate Swap Agreements	—	(41)	—	—	(41)
OTC Credit Default Swap Agreements	—	(3)	—	—	(3)
OTC Contracts for Difference	—	(1,297)	—	—	(1,297)
OTC Total Return Swap Agreements	—	(477)	—	—	(477)
	(4,195)	(7,922)	—	—	(12,117)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	35,206	221,551	—	—	256,757
Preferred Stocks	389	—	—	—	389
Warrants	—	—	2,111	—	2,111
Investment Companies	2,463	—	—	—	2,463
Short Term Investments	11,522	—	—	—	11,522
	49,580	221,551	2,111	—	273,242

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	986,198	—	—	—	986,198
Short Term Investments	76,017	—	—	—	76,017
	1,062,215	—	—	—	1,062,215
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,217,515	29,629	—	—	2,247,144
Short Term Investments	170,068	—	—	—	170,068
	2,387,583	29,629	—	—	2,417,212
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,259,490	—	—	—	1,259,490
Short Term Investments	72,927	—	—	—	72,927
	1,332,417	—	—	—	1,332,417
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	94,306	1,885	—	96,191
Corporate Bonds And Notes	—	219,550	—	—	219,550
Senior Loan Interests[3]	—	110,317	187	—	110,504
Government And Agency Obligations	—	380,557	—	—	380,557
Common Stocks	88	—	—	—	88
Investment Companies	51,852	—	—	—	51,852
Short Term Investments	119,135	25,281	—	—	144,416
	171,075	830,011	2,072	—	1,003,158
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,342	—	—	—	3,342
Open Forward Foreign Currency Contracts	—	402	—	—	402
	3,342	402	—	—	3,744
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,089)	—	—	—	(1,089)
	(1,089)	—	—	—	(1,089)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	105,883	386,358	254	—	492,495
Preferred Stocks	3,110	—	—	—	3,110
Short Term Investments	48,871	—	—	—	48,871
	157,864	386,358	254	—	544,476
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
China	54,569	—	—	—	54,569
Denmark	—	17,042	—	—	17,042
France	—	165,644	—	—	165,644
Germany	—	199,787	—	—	199,787
India	19,101	38,851	—	—	57,952
Italy	—	7,181	—	—	7,181
Japan	—	370,235	—	—	370,235
Netherlands	6,601	96,524	—	—	103,125
Spain	—	51,586	—	—	51,586
Sweden	—	30,635	—	—	30,635
Switzerland	—	65,758	—	—	65,758
United Kingdom	17,276	119,973	—	—	137,249
United States of America	1,299,953	—	—	—	1,299,953
Preferred Stocks	40,250	—	—	—	40,250
Short Term Investments	64,363	—	—	—	64,363
	1,502,113	1,163,216	—	—	2,665,329
JNL/PIMCO Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	292,613	620	—	293,233
Corporate Bonds And Notes	—	296,359	—	—	296,359
Senior Loan Interests	—	36,653	1,356	—	38,009
Government And Agency Obligations	—	281,968	—	—	281,968
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	176,775	—	—	176,775
	—	1,084,368	1,976	—	1,086,344

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	2,074	—	—	2,074
Centrally Cleared Credit Default Swap Agreements	—	410	—	—	410
Open Forward Foreign Currency Contracts	—	2,605	—	—	2,605
OTC Credit Default Swap Agreements	—	1,054	—	—	1,054
OTC Total Return Swap Agreements	—	271	—	—	271
	—	6,414	—	—	6,414
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,201)	—	—	—	(3,201)
Centrally Cleared Interest Rate Swap Agreements	—	(729)	—	—	(729)
Centrally Cleared Credit Default Swap Agreements	—	(389)	—	—	(389)
OTC Written Options	—	(30)	—	—	(30)
Open Forward Foreign Currency Contracts	—	(3,191)	—	—	(3,191)
OTC Credit Default Swap Agreements	—	(123)	—	—	(123)
	(3,201)	(4,462)	—	—	(7,663)
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	157,549	—	—	157,549
Corporate Bonds And Notes	—	144,781	—	—	144,781
Government And Agency Obligations	—	2,296,759	—	—	2,296,759
Preferred Stocks	645	—	—	—	645
Short Term Investments	1,662	165,737	—	—	167,399
	2,307	2,764,826	—	—	2,767,133
Liabilities - Securities
Government And Agency Obligations	—	(42,173)	—	—	(42,173)
	—	(42,173)	—	—	(42,173)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5,912	—	—	—	5,912
Centrally Cleared Interest Rate Swap Agreements	—	11,156	—	—	11,156
Centrally Cleared Credit Default Swap Agreements	—	23	—	—	23
Exchange Traded Futures Options	26	—	—	—	26
Exchange Traded Purchased Options	1	—	—	—	1
Open Forward Foreign Currency Contracts	—	9,703	—	—	9,703
OTC Credit Default Swap Agreements	—	561	—	—	561
	5,939	21,443	—	—	27,382
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,049)	—	—	—	(1,049)
Centrally Cleared Interest Rate Swap Agreements	—	(3,818)	—	—	(3,818)
Centrally Cleared Credit Default Swap Agreements	—	(123)	—	—	(123)
Exchange Traded Futures Options	(19)	—	—	—	(19)
Exchange Traded Written Options	(253)	—	—	—	(253)
OTC Written Options	—	(401)	—	—	(401)
Open Forward Foreign Currency Contracts	—	(4,328)	—	—	(4,328)
OTC Interest Rate Swap Agreements	—	(1,524)	—	—	(1,524)
	(1,321)	(10,194)	—	—	(11,515)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	2,657	—	—	2,657
Corporate Bonds And Notes	—	44,659	—	—	44,659
Senior Loan Interests[3]	—	1,608,018	26,816	—	1,634,834
Other Equity Interests	—	43	—	—	43
Common Stocks	2,749	—	2,887	—	5,636
Warrants	—	—	45	—	45
Short Term Investments	58,829	—	—	—	58,829
	61,578	1,655,377	29,748	—	1,746,703
Liabilities - Securities
Senior Loan Interests[3]	—	(2)	(1)	—	(3)
	—	(2)	(1)	—	(3)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	108	—	—	—	108
	108	—	—	—	108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	13,269	—	—	13,269
Corporate Bonds And Notes	—	1,856,071	30,449	—	1,886,520
Senior Loan Interests	—	85,745	26,730	—	112,475
Government And Agency Obligations	—	13,388	—	—	13,388
Preferred Stocks	5,403	—	—	—	5,403
Other Equity Interests	—	—	—	—	—
Common Stocks	96,158	2,073	1	—	98,232
Investment Companies	37,492	—	—	—	37,492
Short Term Investments	244,318	—	—	—	244,318
	383,371	1,970,546	57,180	—	2,411,097
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,043	—	—	—	2,043
	2,043	—	—	—	2,043
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	668,828	—	—	—	668,828
Short Term Investments	18,098	—	—	—	18,098
	686,926	—	—	—	686,926
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	858,259	—	—	—	858,259
Short Term Investments	4,492	—	—	—	4,492
	862,751	—	—	—	862,751
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	145,475	—	—	145,475
Corporate Bonds And Notes	—	485,372	7,070	—	492,442
Senior Loan Interests	—	26,113	—	—	26,113
Government And Agency Obligations	—	475,029	—	—	475,029
Short Term Investments	52,389	—	—	—	52,389
	52,389	1,131,989	7,070	—	1,191,448
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,931	—	—	—	1,931
	1,931	—	—	—	1,931
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,029)	—	—	—	(2,029)
	(2,029)	—	—	—	(2,029)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	222,071	—	—	—	222,071
Short Term Investments	4,503	—	—	—	4,503
	226,574	—	—	—	226,574
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,819,586	—	—	—	2,819,586
Short Term Investments	36,297	90,498	—	—	126,795
	2,855,883	90,498	—	—	2,946,381
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	14	—	—	—	14
	14	—	—	—	14
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,176,509	—	—	—	5,176,509
Short Term Investments	69,336	180,643	—	—	249,979
	5,245,845	180,643	—	—	5,426,488
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	32	—	—	—	32
	32	—	—	—	32
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	4,483	40,149	—	—	44,632
Short Term Investments	1,530	25	—	—	1,555
	6,013	40,174	—	—	46,187
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
	1	—	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,603,481	—	—	—	2,603,481
Short Term Investments	84,439	672	—	—	85,111
	2,687,920	672	—	—	2,688,592
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	31	—	—	—	31
	31	—	—	—	31
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	255,957	—	—	—	255,957
Short Term Investments	11,579	55	—	—	11,634
	267,536	55	—	—	267,591
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4)	—	—	—	(4)
	(4)	—	—	—	(4)
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,245,366	—	—	—	2,245,366
Short Term Investments	28,534	433	—	—	28,967
	2,273,900	433	—	—	2,274,333
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(18)	—	—	—	(18)
	(18)	—	—	—	(18)
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	60,666	—	—	60,666
Corporate Bonds And Notes	—	132,643	—	—	132,643
Government And Agency Obligations	—	331,106	—	—	331,106
Short Term Investments	1,746	12,465	—	—	14,211
	1,746	536,880	—	—	538,626
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,133	—	—	—	1,133
Centrally Cleared Credit Default Swap Agreements	—	129	—	—	129
	1,133	129	—	—	1,262
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(963)	—	—	—	(963)
	(963)	—	—	—	(963)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,776,660	215,344	9,780	—	10,001,784
Preferred Stocks	—	—	40,724	—	40,724
Corporate Bonds And Notes	—	17,034	—	—	17,034
Short Term Investments	54,493	—	—	—	54,493
	9,831,153	232,378	50,504	—	10,114,035
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	223,602	91,984	—	—	315,586
Preferred Stocks	813	—	—	—	813
Non-U.S. Government Agency Asset-Backed Securities	—	6,914	—	—	6,914
Corporate Bonds And Notes	—	66,213	—	—	66,213
Senior Loan Interests[3]	—	651	—	—	651
Government And Agency Obligations	—	106,968	—	—	106,968
Investment Companies	225	—	—	—	225
Short Term Investments	78,720	—	—	—	78,720
	303,360	272,730	—	—	576,090
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,008	—	—	—	2,008
	2,008	—	—	—	2,008
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,541,742	629	4,183	—	5,546,554
Preferred Stocks	—	—	17,713	—	17,713
Short Term Investments	479,458	—	—	—	479,458
	6,021,200	629	21,896	—	6,043,725

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	406,388	2,180	—	408,568
Corporate Bonds And Notes	—	808,813	—	—	808,813
Government And Agency Obligations	—	329,580	—	—	329,580
Short Term Investments	70,290	7,804	—	—	78,094
	70,290	1,552,585	2,180	—	1,625,055
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,015)	—	—	—	(1,015)
Open Forward Foreign Currency Contracts	—	(10)	—	—	(10)
	(1,015)	(10)	—	—	(1,025)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,602,774	—	—	—	4,602,774
Preferred Stocks	50,957	—	—	—	50,957
Short Term Investments	98,617	—	—	—	98,617
	4,752,348	—	—	—	4,752,348
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	244,474	—	—	—	244,474
Short Term Investments	6,302	—	—	—	6,302
	250,776	—	—	—	250,776
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	133,851	—	—	—	133,851
Short Term Investments	6,086	—	—	—	6,086
	139,937	—	—	—	139,937
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	208,659	—	—	—	208,659
Short Term Investments	5,861	—	—	—	5,861
	214,520	—	—	—	214,520
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	126,359	3,417	—	—	129,776
Preferred Stocks	5,378	—	—	—	5,378
Rights	632	—	14	—	646
Warrants	1,053	—	—	—	1,053
Investment Companies	11,636	—	—	—	11,636
Corporate Bonds And Notes	—	35,399	—	—	35,399
Other Equity Interests	—	—	18	—	18
Short Term Investments	1,932	—	—	—	1,932
	146,990	38,816	32	—	185,838
Liabilities - Securities
Common Stocks	(30,593)	—	(223)	—	(30,816)
	(30,593)	—	(223)	—	(30,816)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	936	38	—	—	974
OTC Purchased Options	—	54	—	—	54
Open Forward Foreign Currency Contracts	—	351	—	—	351
OTC Total Return Swap Agreements	—	8,941	—	—	8,941
	936	9,384	—	—	10,320
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,045)	—	—	—	(2,045)
OTC Written Options	—	(53)	—	—	(53)
Open Forward Foreign Currency Contracts	—	(192)	—	—	(192)
OTC Total Return Swap Agreements	—	(7,357)	(355)	—	(7,712)
	(2,045)	(7,602)	(355)	—	(10,002)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,191,528	—	—	—	5,191,528
Non-U.S. Government Agency Asset-Backed Securities	—	368,731	3,852	—	372,583
Corporate Bonds And Notes	—	967,215	—	—	967,215
Government And Agency Obligations	—	1,250,252	—	—	1,250,252
Short Term Investments	486,650	—	—	—	486,650
	5,678,178	2,586,198	3,852	—	8,268,228
Liabilities - Securities
Government And Agency Obligations	—	(4,541)	—	—	(4,541)
	—	(4,541)	—	—	(4,541)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,988	—	—	—	1,988
	1,988	—	—	—	1,988

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,015)	—	—	—	(1,015)
	(1,015)	—	—	—	(1,015)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	301,440	—	—	301,440
Short Term Investments	—	698,439	—	—	698,439
	—	999,879	—	—	999,879
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,448,352	30,042	—	—	1,478,394
Short Term Investments	16,896	—	—	—	16,896
	1,465,248	30,042	—	—	1,495,290

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of September 30, 2018, no investments were valued using the NAV per share practical expedient.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL/DoubleLine Core Fixed Income Fund, JNL Multi-Manager Alternative Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PPM America Floating Rate Income Fund and JNL/T. Rowe Price Managed Volatility Balanced Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2018:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Invesco China-India Fund
Common Stocks	—	37,347
JNL/Invesco Global Real Estate Fund
Common Stocks	—	18,303

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2018:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	—	15,618[3]	(15,618)[3]	—	—	—	—	—
JNL/DoubleLine Core Fixed Income Fund
Non-U.S. Government Agency Asset-Backed Securities	—	—	(50,000)[4]	—	50,000[4]	—	—	—
JNL/First State Global Infrastructure Fund
Common Stocks	—	56,600[5]	(56,600)[5]	—	—	—	—	—
JNL/Franklin Templeton Income Fund
Preferred Stocks	—	—	(24,908)[6]	—	24,908[6]	—	—	—
Preferred Stocks	—	—	(24,800)[7]	—	24,800[7]	—	—	—
JNL Multi-Manager International Small Cap Fund
Common Stocks	—	1,956[8]	(1,956)[8]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2018.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2018 except for those noted.

3 During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4 During the period, the valuation of the non-U.S. government agency asset-backed securities held in JNL/DoubleLine Core Fixed Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the day lag price and considered a Level 3 valuation.

5 During the period, the valuation of the common stocks held in JNL/First State Global Infrastructure Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6 During the period, the valuation of the preferred stocks held in JNL/Franklin Templeton Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end,

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

7 During the period, the valuation of the preferred stocks held in JNL/Franklin Templeton Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

8 During the period, the valuation of the common stocks held in JNL Multi-Manager International Small Cap Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2018.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.